    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2012.

                                                             FILE NO. 333-151805

                                                                       811-10559

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 13                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 65                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2012 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                 [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIER INNOVATIONS(SM)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.

    The underlying Funds are listed below:


-     Alger Capital Appreciation Institutional Fund -- Class I
-     Alger Mid Cap Growth Institutional Fund -- Class I
-     Alger Small Cap Growth Institutional Fund -- Class I
-     AllianceBernstein 2010 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2015 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2020 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2025 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2030 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2035 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2040 Retirement Strategy Fund -- Class A
-     AllianceBernstein 2045 Retirement Strategy Fund -- Class A
-     AllianceBernstein Balanced Shares Fund -- Class A
-     AllianceBernstein Global Bond Fund -- Class A
-     AllianceBernstein Global Value Fund -- Class A
-     AllianceBernstein Growth Fund -- Class A
-     AllianceBernstein High Income Fund -- Class A
-     AllianceBernstein International Growth Fund -- Class A
-     AllianceBernstein International Value Fund -- Class A
-     AllianceBernstein Small/Mid Cap Value Fund -- Class A
-     AllianceBernstein Value Fund -- Class A
-     Allianz NFJ Dividend Value Fund -- Class A
-     Allianz NFJ International Value Fund -- Class A
-     Allianz NFJ Small-Cap Value Fund -- Class A
-     American Century Equity Growth Fund -- Class A
-     American Century Equity Income Fund -- Class A
-     American Century Growth Fund -- Class A
-     American Century Large Company Value Fund -- Class A
-     American Century Vista(SM) Fund -- Class A
-     American Funds AMCAP Fund(R) -- Class R3
-     American Funds American Balanced Fund(R) -- Class R3
-     American Funds American Mutual Fund(R) -- Class R3
-     American Funds Capital Income Builder(R) -- Class R3
-     American Funds Capital World Growth and Income Fund(SM) -- Class R3
-     American Funds EuroPacific Growth Fund(R) -- Class R3
-     American Funds Fundamental Investors Fund(SM) -- Class R3




-     American Funds New Perspective Fund(R) -- Class R3
-     American Funds The Bond Fund of America Fund(SM) -- Class R3
-     American Funds The Growth Fund of America(R) -- Class R3

-                American Funds The Income Fund of America(R) -- Class R3
-                American Funds The Investment Company of America(R) -- Class R3
-                American Funds The New Economy Fund(R) -- Class R3
-                American Funds Washington Mutual Investors Fund(SM) -- Class R3
-                Ave Maria Growth Fund
-                Ave Maria Opportunity Fund
-                Ave Maria Rising Dividend Fund
-                BlackRock Capital Appreciation Fund, Inc. -- Investor A
-                BlackRock Equity Dividend Fund -- Investor A
-                BlackRock Global Allocation Fund, Inc. -- Investor A
-                BlackRock Large Cap Core Fund -- Investor A
-                BlackRock Mid-Cap Growth Equity Portfolio -- Investor A
-                BlackRock Mid-Cap Value Equity Portfolio -- Investor A
-                BlackRock Mid Cap Value Opportunities Fund -- Investor A
-                BlackRock Small Cap Growth Fund II -- Investor A
-                BMO Mid-Cap Value Fund -- Class Y
-                Calamos Global Equity Fund -- Class A
-                Calvert Bond Portfolio -- Class A
-                Calvert Equity Portfolio -- Class A
-                Calvert Income Fund -- Class A
-                Columbia(SM) Acorn(R) Fund -- Class A
-                Columbia Contrarian Core Fund -- Class A
-                Columbia Diversified Equity Income Fund -- Class R3
-                Columbia Marsico 21st Century Fund -- Class A
-                Columbia Marsico Growth Fund -- Class A
-                Columbia Marsico International Opportunities Fund -- Class A
-                Columbia Mid Cap Value Fund -- Class A
-                Columbia Mid Cap Value Opportunity Fund -- Class R3
-                Columbia Multi-Advisor Small Cap Value Fund -- Class R3
-                Columbia Seligman Communications and Information Fund -- Class A
-                Columbia Seligman Global Technology Fund -- Class A
-                Columbia Small Cap Value Fund I -- Class A
-                Davis Financial Fund -- Class A
-                Davis New York Venture Fund -- Class A
-                Delaware Diversified Income Fund -- Class A
-                Delaware Extended Duration Bond Fund -- Class A
-                Domini Social Equity Fund(R) -- Investor Class
-                Dreyfus Bond Market Index Fund -- Class INV
-                Dreyfus Midcap Index Fund
-                Dreyfus S&P 500 Index Fund
-                Dreyfus Smallcap Stock Index Fund
-                DWS Capital Growth Fund -- Class A
-                DWS Enhanced Emerging Markets Fixed Income Fund -- Class A
-                DWS Equity Dividend Fund -- Class A
-                DWS Global Thematic Fund -- Class A
-                Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A
-                Eaton Vance Balanced Fund -- Class A
-                Eaton Vance Income Fund of Boston -- Class A
-                Eaton Vance Large-Cap Value Fund -- Class A
-                Eaton Vance Worldwide Health Sciences Fund -- Class A
-                Federated Capital Appreciation Fund -- Class A
-                Federated Clover Small Value Fund -- Class A
-                Federated Kaufmann Fund -- Class R
-                Federated Mid Cap Growth Strategies Fund -- Class A
-                Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T
-                Fidelity(R) Advisor Stock Selector All Cap Fund -- Class T
-                Franklin Growth Fund -- Class A
-                Franklin Income Fund -- Class A
-                Franklin Small Cap Value Fund -- Class A
-                Franklin Strategic Income Fund -- Class A
-                Franklin Templeton Conservative Allocation Fund -- Class A
-                Franklin Templeton Growth Allocation Fund -- Class A
-                Franklin Templeton Moderate Allocation Fund -- Class A
-                Franklin Total Return Fund -- Class A
-                Goldman Sachs Absolute Return Tracker -- Class A
-                Goldman Sachs Government Income Fund -- Class A
-                Goldman Sachs High Yield Fund -- Class A
-                Goldman Sachs Large Cap Value Fund -- Class A
-                Goldman Sachs Mid Cap Value Fund -- Class A
-                Goldman Sachs Satellite Strategies -- Class A
-                Goldman Sachs Small Cap Value Fund -- Class A
-                Goldman Sachs Small/Mid Cap Growth Fund -- Class A
-                Hartford Advisers HLS Fund -- Class IB
-                Hartford Dividend and Growth HLS Fund -- Class IB
-                Hartford Growth HLS Fund -- Class IB
-                Hartford Growth Opportunities HLS Fund -- Class IB
-                Hartford Healthcare HLS Fund -- Class IB



-     Hartford Index HLS Fund -- Class IB
-     Hartford Money Market HLS Fund -- Class IB
-     Hartford Small Company HLS Fund -- Class IB
-     Hartford SmallCap Growth HLS Fund -- Class IB
-     Hartford Total Return Bond HLS Fund -- Class IB
-     Hartford Value HLS Fund -- Class IB
-     Invesco Capital Development Fund -- Class A*

-                Invesco European Growth Fund -- Class A
-                Invesco International Growth Fund -- Class A
-                Invesco Real Estate Fund -- Class A
-                Invesco Small Cap Equity Fund -- Class A
-                Invesco Small Cap Growth Fund -- Class A
-                Invesco Van Kampen American Franchise Fund -- Class A
-                Invesco Van Kampen American Value Fund -- Class A
-                Invesco Van Kampen Comstock Fund -- Class A
-                Invesco Van Kampen Equity and Income Fund -- Class A
-                Invesco Van Kampen Growth and Income Fund -- Class A
-                Invesco Van Kampen Mid Cap Growth Fund -- Class A
-                Invesco Van Kampen Small Cap Growth Fund -- Class A
-                Invesco Van Kampen Small Cap Value Fund -- Class A
-                Invesco Van Kampen Value Opportunities Fund -- Class A
-                Ivy Asset Strategy Fund -- Class Y
-                Ivy Global Natural Resources Fund -- Class Y
-                Ivy Large Cap Growth Fund -- Class Y
-                Ivy Science & Technology Fund -- Class Y
-                Janus Balanced Fund -- Class S
-                Janus Enterprise Fund -- Class S
-                Janus Forty Fund -- Class S
-                Janus Overseas Fund -- Class S
-                JPMorgan Core Bond Fund -- Class A
-                JPMorgan Small Cap Equity Fund -- Class A
-                JPMorgan Small Cap Growth Fund -- Class A
-                JPMorgan Small Cap Value Fund -- Class A
-                JPMorgan SmartRetirement(R) 2010 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2015 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2020 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2025 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2030 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2035 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2040 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2045 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2050 Fund -- Class A
-                JPMorgan SmartRetirement(R) 2055 Fund -- Class A
-                JPMorgan SmartRetirement(R) Income Fund -- Class A
-                JPMorgan U.S. Real Estate Fund -- Class A
-                Legg Mason Capital Management Value Trust -- Class FI
-                Legg Mason ClearBridge Aggressive Growth Fund -- Class FI
-                Legg Mason ClearBridge Appreciation Fund -- Class A
-                Legg Mason ClearBridge Mid Cap Core Fund -- Class A
-                Legg Mason ClearBridge Small Cap Growth Fund -- Class FI
-                LifePath 2020 Portfolio(R) -- Investor A
-                LifePath 2025 Portfolio(R) -- Investor A
-                LifePath 2030 Portfolio(R) -- Investor A
-                LifePath 2035 Portfolio(R) -- Investor A
-                LifePath 2040 Portfolio(R) -- Investor A
-                LifePath 2045 Portfolio(R) -- Investor A
-                LifePath 2055 Portfolio(R) -- Investor A
-                LifePath(R) Retirement Portfolio -- Investor A
-                LKCM Aquinas Growth Fund
-                LKCM Aquinas Value Fund
-                Loomis Sayles Bond Fund -- Class ADM
-                Lord Abbett Affiliated Fund, Inc. -- Class A
-                Lord Abbett Bond-Debenture Fund, Inc. -- Class A
-                Lord Abbett Classic Stock Fund -- Class A
-                Lord Abbett Developing Growth Fund -- Class A
-                Lord Abbett Fundamental Equity Fund -- Class A
-                Lord Abbett International Core Equity Fund -- Class A
-                Lord Abbett Small-Cap Blend Fund -- Class A
-                Managers Cadence Mid-Cap Fund -- Class A
-                Massachusetts Investors Trust -- Class R3
-                MFS(R) Core Equity Fund -- Class R3
-                MFS(R) Government Securities Fund -- Class R3
-                MFS(R) Growth Fund -- Class R3
-                MFS(R) International Value Fund -- Class R3
-                MFS(R) New Discovery Fund -- Class R3
-                MFS(R) Research Bond Fund -- Class R3
-                MFS(R) Research International Fund -- Class R3
-                MFS(R) Technology Fund -- Class R3
-                MFS(R) Total Return Fund -- Class R3
-                MFS(R) Utilities Fund -- Class R3
-                MFS(R) Value Fund -- Class R3
-                Munder Mid-Cap Core Growth Fund -- Class A
-                Mutual Beacon Fund -- Class A
-                Mutual Global Discovery Fund -- Class A
-                Mutual Shares Fund -- Class A
-                Neuberger Berman Socially Responsible Fund -- Class A
-                Nuveen Small Cap Index Fund -- Class A
-                Nuveen Tradewinds International Value -- Class A
-                Oppenheimer Capital Income Fund -- Class A
-                Oppenheimer Equity Fund -- Class A
-                Oppenheimer Equity Income Fund, Inc. -- Class A
-                Oppenheimer Global Fund -- Class A
-                Oppenheimer Global Strategic Income Fund -- Class A
-                Oppenheimer Gold & Special Minerals Fund -- Class A
-                Oppenheimer International Bond Fund -- Class A



-     Oppenheimer International Diversified Fund -- Class A
-     Oppenheimer International Growth Fund -- Class A
-     Oppenheimer Main Street Fund(R) -- Class A
-     Oppenheimer Main Street Select Fund(TM) -- Class A

-                Oppenheimer Main Street Small- & Mid- Cap Fund(TM) -- Class A
-                Oppenheimer Real Estate Fund -- Class A
-                Oppenheimer Small- & Mid- Cap Value Fund -- Class A
-                Perkins Mid Cap Value Fund -- Class S
-                PIMCO Emerging Markets Bond Fund -- Class A
-                PIMCO Real Return Fund -- Class A
-                PIMCO Total Return Fund -- Class A
-                PIMCO Total Return III Fund -- Class Admin
-                Pioneer Emerging Markets Fund -- Class A
-                Pioneer Equity Income Fund -- Class A
-                Pioneer Fund -- Class A
-                Pioneer Growth Opportunities Fund -- Class A
-                Pioneer High Yield Fund -- Class A
-                Pioneer Mid Cap Value Fund -- Class A
-                Pioneer Oak Ridge Small Cap Growth Fund -- Class A
-                Pioneer Strategic Income Fund -- Class A
-                Prudential Jennison 20/20 Focus Fund -- Class A
-                Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A
-                Prudential Jennison Natural Resources Fund, Inc. -- Class A
-                Putnam Equity Income Fund -- Class A
-                Putnam High Yield Advantage Fund -- Class A
-                Putnam International Capital Opportunities Fund -- Class A
-                Putnam Investors Fund -- Class A
-                Putnam Small Cap Growth Fund -- Class A
-                RidgeWorth Large Cap Value Equity Fund -- Class A
-                RidgeWorth Mid-Cap Value Equity Fund -- Class A
-                RidgeWorth Small Cap Value Equity Fund -- Class A
-                Royce Total Return Fund -- Class K
-                Royce Value Fund -- Class K
-                Russell LifePoints(R) Balanced Strategy Fund -- Class R2
-                Russell LifePoints(R) Conservative Strategy Fund -- Class R2
-                Russell LifePoints(R) Equity Growth Strategy Fund -- Class R2
-                Russell LifePoints(R) Growth Strategy Fund -- Class R2
-                Russell LifePoints(R) Moderate Strategy Fund -- Class R2
-                T. Rowe Price Equity Income Fund -- Class R
-                T. Rowe Price Growth Stock Fund -- Class R
-                T. Rowe Price Retirement 2010 Fund -- Class R
-                T. Rowe Price Retirement 2020 Fund -- Class R
-                T. Rowe Price Retirement 2030 Fund -- Class R
-                T. Rowe Price Retirement 2040 Fund -- Class R
-                T. Rowe Price Retirement 2050 Fund -- Class R
-                T. Rowe Price Retirement Income Fund -- Class R
-                Templeton Developing Markets Trust -- Class A
-                Templeton Foreign Fund -- Class A
-                Templeton Global Bond Fund -- Class A
-                Templeton Global Opportunities Trust -- Class A
-                Templeton Growth Fund, Inc. -- Class A
-                The Hartford Balanced Allocation Fund -- Class R4
-                The Hartford Balanced Allocation Fund -- Class R5
-                The Hartford Balanced Income Fund -- Class R4
-                The Hartford Capital Appreciation Fund -- Class R4
-                The Hartford Capital Appreciation Fund -- Class R5
-                The Hartford Conservative Allocation Fund -- Class R4
-                The Hartford Conservative Allocation Fund -- Class R5
-                The Hartford Dividend and Growth Fund -- Class R4
-                The Hartford Equity Growth Allocation Fund -- Class R4**
-                The Hartford Equity Growth Allocation Fund -- Class R5**
-                The Hartford Fundamental Growth Fund -- Class R4
-                The Hartford Global All-Asset Fund -- Class R4
-                The Hartford Global Research Fund -- Class R4
-                The Hartford Growth Allocation Fund -- Class R4
-                The Hartford Growth Allocation Fund -- Class R5
-                The Hartford Growth Opportunities Fund -- Class R4
-                The Hartford Healthcare Fund -- Class R4
-                The Hartford High Yield Fund -- Class R4
-                The Hartford Inflation Plus Fund -- Class R4
-                The Hartford International Small Company Fund -- Class R4
-                The Hartford MidCap Value Fund -- Class R4
-                The Hartford Money Market Fund -- Class R4
-                The Hartford Small Company Fund -- Class R4
-                The Hartford Target Retirement 2010 Fund -- Class R4
-                The Hartford Target Retirement 2010 Fund -- Class R5
-                The Hartford Target Retirement 2015 Fund -- Class R4
-                The Hartford Target Retirement 2020 Fund -- Class R4
-                The Hartford Target Retirement 2020 Fund -- Class R5
-                The Hartford Target Retirement 2025 Fund -- Class R4



-     The Hartford Target Retirement 2030 Fund -- Class R4
-     The Hartford Target Retirement 2030 Fund -- Class R5
-     The Hartford Target Retirement 2035 Fund -- Class R4

-                The Hartford Target Retirement 2040 Fund -- Class R4
-                The Hartford Target Retirement 2045 Fund -- Class R4
-                The Hartford Target Retirement 2050 Fund -- Class R4
-                The Hartford Total Return Bond Fund -- Class R4
-                The Hartford Total Return Bond Fund -- Class R5
-                Thornburg Core Growth Fund -- Class R3
-                Thornburg Core Growth Fund -- Class R4
-                Thornburg International Value Fund -- Class R3
-                Thornburg International Value Fund -- Class R4
-                Thornburg Value Fund -- Class R3
-                Thornburg Value Fund -- Class R4
-                TIAA-CREF Bond Index Fund -- Retirement
-                TIAA-CREF Equity Index Fund -- Retirement
-                TIAA-CREF Large-Cap Growth Index Fund -- Retirement
-                TIAA-CREF Large-Cap Value Index Fund -- Retirement
-                Timothy Plan Large/Mid-Cap Value Fund -- Class A
-                UBS Dynamic Alpha Fund -- Class A
-                UBS Global Allocation Fund -- Class A
-                UBS U.S. Allocation Fund -- Class A
-                Victory Diversified Stock Fund -- Class A
-                Victory Established Value Fund -- Class A
-                Victory Small Company Opportunity Fund -- Class A
-                Victory Special Value Fund -- Class A
-                Wells Fargo Advantage Asset Allocation Fund -- Class A
-                Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
-                Wells Fargo Advantage International Equity Fund -- Class A
-                Wells Fargo Advantage Total Return Bond Fund -- Class A
-                Wells Fargo Advantage Utility and Telecommunications Fund -- Class A



* Effective on or about June 11, 2012, the Invesco Capital Development Fund will merge into the Invesco Van Kampen Mid Cap Growth Fund.



** Effective on or about May 25, 2012, the following underlying Funds will merge into the following surviving Funds:



            UNDERLYING FUND                           SURVIVING FUND
--------------------------------------------------------------------------------
The Hartford Equity Growth Allocation     The Hartford Growth Allocation Fund --
Fund -- Class R4                          Class R4
The Hartford Equity Growth Allocation     The Hartford Growth Allocation Fund --
Fund -- Class R5                          Class R5


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2012



Statement of Additional Information Dated: May 1, 2012

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 7
FEE TABLE                                                                 9
SUMMARY                                                                  17
PERFORMANCE RELATED INFORMATION                                          20
HARTFORD LIFE INSURANCE COMPANY                                          21
THE SEPARATE ACCOUNT                                                     21
THE FUNDS                                                                21
GENERAL ACCOUNT OPTION                                                   44
CONTRACT CHARGES                                                         45
 Contingent Deferred Sales Charge                                        45
 Annual Maintenance Fee                                                  46
 Program and Administrative Charge                                       46
 Loan Fees                                                               47
 Premium Taxes                                                           47
 Transfer Fee                                                            47
 Experience Rating under the Contracts                                   47
 Negotiated Charges and Fees                                             48
 Charges of the Funds                                                    48
 Plan Related Expenses                                                   48
THE CONTRACTS                                                            48
 The Contracts Offered                                                   48
 Assignments                                                             48
 Pricing and Crediting of Contributions                                  48
 May I cancel my certificate?                                            49
 What is a Surrender Charge Offset?                                      49
 May I make changes in the amounts of my Contribution?                   49
 Can you transfer from one Sub-Account to another?                       49
 What is a Sub-Account Transfer?                                         49
 What Happens When you Request a Sub-Account Transfer?                   49
 What Restrictions Are There on your Ability to Make a
  Sub-Account Transfer?                                                  50
 Fund Trading Policies                                                   51
 How are you affected by frequent Sub-Account Transfers?                 51
 General Account Option Transfers                                        52
 Telephone and Internet Transfers                                        52
 Dollar Cost Averaging                                                   52
 May I request a loan from my Participant Account?                       53
 How do I know what my Participant Account is worth?                     53
 How are the underlying Fund shares valued?                              54
DEATH BENEFITS                                                           55
 Determination of the Beneficiary                                        55
 Death before the Annuity Commencement Date                              55
 Death on or after the Annuity Commencement Date                         55
SETTLEMENT PROVISIONS                                                    56
 Can payment of the Surrender value ever be postponed beyond the
  seven-day period?                                                      56
 May I Surrender once Annuity Payouts have started?                      56
 How do I elect an Annuity Commencement Date and Annuity Payout
  Option?                                                                56
 What is the minimum amount that I may select for an Annuity
  Payout?                                                                57
 How are Contributions made to establish an Annuity Account?             57
 Can a Contract be suspended?                                            57
 Annuity Payout Options                                                  57
 Systematic Withdrawal Option                                            58
 How are Variable Annuity Payouts determined?                            59
FEDERAL TAX CONSIDERATIONS                                               60
 A. General                                                              60
 B. Taxation of Hartford and the Separate Account                        60
 C. Diversification of the Separate Account                              61
 D. Tax Ownership of the Assets in the Separate Account                  61
 E. Non-Natural Persons as Owners                                        62
 F. Annuity Purchases by Nonresident Aliens and Foreign
  Corporations                                                           62
 G. Generation Skipping Transfer Tax                                     62
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     62
MORE INFORMATION                                                         71
 Can a Contract be modified?                                             71
 Can Hartford waive any rights under a Contract?                         71
 How Contracts Are Sold                                                  71
 Who is the custodian of the Separate Account's assets?                  72
 Are there any material legal proceedings affecting the Separate
  Account?                                                               73
 How may I get additional information?                                   73
APPENDIX I -- ACCUMULATION UNIT VALUES                                   74
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION               135

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contribution to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

APPROVED PLAN RELATED INVESTMENT ACCOUNT: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PREMIUM TAX: A tax, or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (1)
  During First Year                                                                                          5%
  During Second Year                                                                                         4%
  During Third Year                                                                                          3%
  During Fourth Year                                                                                         2%
  During Fifth Year                                                                                          1%
  During Sixth Year and thereafter                                                                           0%
Loan Set-Up Fee (2)*                                                                                       $50

------------

(1) The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.

(2) This is the maximum fee we would charge. (See "May I Request a Loan from my Participant Account?")

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (2)(3)*                                              $50
ANNUAL MAINTENANCE FEE (4)                                                   $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (5)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF PROGRAM AND ADMINISTRATIVE                               PROGRAM AND
CHARGE BASED ON TOTAL VALUE OF PARTICIPANT                      ADMINISTRATIVE
ACCOUNTS UNDER A CONTRACT (6)                                       CHARGE
--------------------------------------------------------------------------------
$0 to $3,499,999.99                                                    1.25%
$3,500,000.00 to $4,999,999.99                                         1.05%
$5,000,000.00 to $24,999,999.99                                        0.85%
$25,000,000.00 to $34,999,999.99                                       0.75%
$35,000,000.00 to $49,999,999.99                                       0.65%
$50,000,000.00 to $69,999,999.99                                       0.50%
$70,000,000.00 to $84,999,999.99                                       0.35%
$85,000,000.00 to $99,999,999.99                                       0.15%
$100,000,000.00 and over                                               0.00%

AFTER ANNUITY COMMENCEMENT DATE:

                                                                  PROGRAM AND
                                                                ADMINISTRATIVE
                                                                    CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                              1.25%

------------

(3) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant

     Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(4) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(5) The Program and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(6) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

    We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.33%             19.11%*
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)



* This maximum rate does not reflect the contractual fee waiver received from the fund company.


    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Asset Allocation Funds, JPMorgan Smart Retirement Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, the LifePath(R) Retirement Portfolios, the Russell LifePoints(R) Strategy Funds and the T. Rowe Price Retirement Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.


    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOU INVEST IN YOUR PARTICIPANT ACCOUNT AT THE SAME TIME THE CONTRACT IS ISSUED TO THE CONTRACT OWNER AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



     EXAMPLE -- 1.25% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,485
3 years                                                                   $5,537
5 years                                                                   $7,735
10 years                                                                 $10,925



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,087
3 years                                                                   $5,362
5 years                                                                   $7,675
10 years                                                                 $10,895



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,117
3 years                                                                   $5,392
5 years                                                                   $7,705
10 years                                                                 $10,925

     EXAMPLE -- 1.05% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,465
3 years                                                                   $5,498
5 years                                                                   $7,692
10 years                                                                 $10,902



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,066
3 years                                                                   $5,321
5 years                                                                   $7,631
10 years                                                                 $10,872



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,096
3 years                                                                   $5,351
5 years                                                                   $7,661
10 years                                                                 $10,902



     EXAMPLE -- 0.85% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,446
3 years                                                                   $5,458
5 years                                                                   $7,648
10 years                                                                 $10,878



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,046
3 years                                                                   $5,280
5 years                                                                   $7,586
10 years                                                                 $10,848



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,076
3 years                                                                   $5,310
5 years                                                                   $7,616
10 years                                                                 $10,878

     EXAMPLE -- 0.75% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,436
3 years                                                                   $5,438
5 years                                                                   $7,626
10 years                                                                 $10,866



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,036
3 years                                                                   $5,260
5 years                                                                   $7,564
10 years                                                                 $10,836



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,066
3 years                                                                   $5,290
5 years                                                                   $7,594
10 years                                                                 $10,866



     EXAMPLE -- 0.65% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,426
3 years                                                                   $5,419
5 years                                                                   $7,604
10 years                                                                 $10,854



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,025
3 years                                                                   $5,239
5 years                                                                   $7,542
10 years                                                                 $10,824



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,055
3 years                                                                   $5,269
5 years                                                                   $7,572
10 years                                                                 $10,854

     EXAMPLE -- 0.50% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,412
3 years                                                                   $5,389
5 years                                                                   $7,571
10 years                                                                 $10,835



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,010
3 years                                                                   $5,208
5 years                                                                   $7,508
10 years                                                                 $10,805



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,040
3 years                                                                   $5,238
5 years                                                                   $7,538
10 years                                                                 $10,835






     EXAMPLE -- 0.35% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,397
3 years                                                                   $5,358
5 years                                                                   $7,537
10 years                                                                 $10,816



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,995
3 years                                                                   $5,177
5 years                                                                   $7,474
10 years                                                                 $10,786



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,025
3 years                                                                   $5,207
5 years                                                                   $7,504
10 years                                                                 $10,816

     EXAMPLE -- 0.15% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,377
3 years                                                                   $5,318
5 years                                                                   $7,491
10 years                                                                 $10,789



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,974
3 years                                                                   $5,135
5 years                                                                   $7,428
10 years                                                                 $10,759



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,004
3 years                                                                   $5,165
5 years                                                                   $7,458
10 years                                                                 $10,789



     EXAMPLE -- 0.00% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,363
3 years                                                                   $5,288
5 years                                                                   $7,457
10 years                                                                 $10,769



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,959
3 years                                                                   $5,104
5 years                                                                   $7,393
10 years                                                                 $10,739



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,989
3 years                                                                   $5,134
5 years                                                                   $7,423
10 years                                                                 $10,769


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You don't pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    You won't be charged a Contingent Deferred Sales Charge on:

    -- Benefit Payments

    -- Plan Related Expenses

    -- Transfers to an Approved Plan Related Investment Account

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:

                                                                  PROGRAM AND
                                                                ADMINISTRATIVE
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT                CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                  1.25%
 $3,500,000.00 to $4,999,999.99                                       1.05%
 $5,000,000.00 to $24,999,999.99                                      0.85%
 $25,000,000.00 to $34,999,999.99                                     0.75%
 $35,000,000.00 to $49,999,999.99                                     0.65%
 $50,000,000.00 to $69,999,999.99                                     0.50%
 $70,000,000.00 to $84,999,999.99                                     0.35%
 $85,000,000.00 to $99,999,999.99                                     0.15%
 $100,000,000.00 and over                                             0.00%

    After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.


PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.


    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception, into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.



    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.



    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.



    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.


    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our administrative offices are located in Windsor, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.


SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein 2010 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein 2015 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein 2020 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein 2025 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein 2030 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein 2035 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein 2040 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein 2045 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A                consistent with its asset mix             Services, Inc.
 AllianceBernstein Balanced Shares Fund   Total return consistent with reasonable   ABIS -- AllianceBernstein Investor
  -- Class A                              risks through a combination of income     Services, Inc.
                                          and long-term growth of capital
 AllianceBernstein Global Bond Fund --    To generate income consistent with        ABIS -- AllianceBernstein Investor
  Class A                                 preservation of capital                   Services, Inc.
 AllianceBernstein Global Value Fund --   Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Class A                                                                           Services, Inc.
 AllianceBernstein Growth Fund -- Class   Long-term growth of capital               ABIS -- AllianceBernstein Investor
  A                                                                                 Services, Inc.
 AllianceBernstein High Income Fund --    Seeks to maximize total returns from      ABIS -- AllianceBernstein Investor
  Class A                                 price appreciation and income             Services, Inc.
 AllianceBernstein International Growth   Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A                                                                   Services, Inc.
 AllianceBernstein International Value    Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A                                                                   Services, Inc.
 AllianceBernstein Small/Mid Cap Value    Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A                                                                   Services, Inc.
 AllianceBernstein Value Fund -- Class A  Long-term growth of capital               ABIS -- AllianceBernstein Investor
                                                                                    Services, Inc.
 Allianz NFJ Dividend Value Fund --       Seeks long-term growth of capital and     Allianz Global Investors Fund Management
  Class A                                 income                                    LLC
                                                                                    Sub-advised by NFJ Investment Group
                                                                                    (NFJ)
 Allianz NFJ International Value Fund --  Seeks long-term growth of capital and     Allianz Global Investors Fund Management
  Class A                                 income                                    LLC
                                                                                    Sub-advised by NFJ Investment Group
                                                                                    (NFJ)

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Allianz NFJ Small-Cap Value Fund --      Seeks long-term growth of capital and     Allianz Global Investors Fund Management
  Class A (a)                             income                                    LLC
                                                                                    Sub-advised by NFJ Investment Group
                                                                                    (NFJ)
 American Century Equity Growth Fund --   The fund seeks long-term capital growth   American Century Investment Management,
  Class A                                 by investing in common stocks             Inc.
 American Century Equity Income Fund --   The fund seeks current income. Capital    American Century Investment Management,
  Class A                                 appreciation is a secondary objective     Inc.
 American Century Growth Fund -- Class A  The fund seeks long-term capital growth   American Century Investment Management,
                                                                                    Inc.
 American Century Large Company Value     The fund seeks long-term capital growth.  American Century Investment Management,
  Fund -- Class A                         Income is a secondary objective.          Inc.
 American Century VistaSM Fund -- Class   The fund seeks long-term capital growth   American Century Investment Management,
  A                                                                                 Inc.
 American Funds AMCAP Fund(R) -- Class    Seeks to provide long-term growth of      Capital Research and Management Company
  R3                                      capital
 American Funds American Balanced         The investment objectives of the fund     Capital Research and Management Company
  Fund(R) -- Class R3                     are: (1) conservation of capital, (2)
                                          current income and (3) long-term growth
                                          of capital and income.
 American Funds American Mutual Fund(R)   Strives to provide for the balanced       Capital Research and Management Company
  -- Class R3                             accomplishment of three objectives:
                                          current income, capital growth and
                                          conservation of principal
 American Funds Capital Income            Seeks to provide above-average current    Capital Research and Management Company
  Builder(R) -- Class R3                  income, a growing stream of income and
                                          secondarily, growth of capital.
 American Funds Capital World Growth and  Seeks to provide long-term growth of      Capital Research and Management Company
  Income FundSM -- Class R3               capital with current income.
 American Funds EuroPacific Growth        Seeks to provide long-term growth of      Capital Research and Management Company
  Fund(R) -- Class R3                     capital.
 American Funds Fundamental Investors     Seeks to provide long-term growth of      Capital Research and Management Company
  FundSM -- Class R3                      capital and income.
 American Funds New Perspective Fund(R)   Seeks to provide long-term growth of      Capital Research and Management Company
  -- Class R3                             capital.
 American Funds The Bond Fund of America  Seeks to provide as high a level of       Capital Research and Management Company
  FundSM -- Class R3                      current income as is consistent with the
                                          preservation of capital.
 American Funds The Growth Fund of        Seeks to provide growth of capital.       Capital Research and Management Company
  America(R) -- Class R3
 American Funds The Income Fund of        Seeks to provide current income and,      Capital Research and Management Company
  America(R) -- Class R3                  secondarily, growth of capital.
 American Funds The Investment Company    Seeks to provide long-term growth of      Capital Research and Management Company
  of America(R) -- Class R3               capital and income.
 American Funds The New Economy Fund(R)   Seeks to provide long-term growth of      Capital Research and Management Company
  -- Class R3                             capital. Current income is a secondary
                                          consideration.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 American Funds Washington Mutual         Seeks to produce income and provide an    Capital Research and Management Company
  Investors FundSM -- Class R3            opportunity for growth of principal
                                          consistent with sound common stock
                                          investing.
 Ave Maria Growth Fund                    Long-term capital appreciation            Schwartz Investment Counsel, Inc. JLB &
                                                                                    Associates, Inc.
 Ave Maria Opportunity Fund               Long-term capital appreciation            Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund           Long-term capital appreciation            Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund,     Seeks long-term growth of capital         BlackRock Advisors, LLC
  Inc. -- Investor A                                                                Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Equity Dividend Fund --        Seeks long-term total return and current  BlackRock Advisors, LLC
  Investor A                              income                                    Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Global Allocation Fund, Inc.   To provide high total investment return   BlackRock Advisors, LLC
  -- Investor A                           through a fully managed investment        Sub-advised by BlackRock Investment
                                          policy utilizing United States and        Management, LLC and BlackRock Asset
                                          foreign equity securities, debt and       Management U.K. Limited
                                          money market securities, the combination
                                          of which will be varied from time to
                                          time both with respect to types of
                                          securities and markets in response to
                                          changing market and economic trends.
                                          Total return means the combination of
                                          capital growth and investment income.
 BlackRock Large Cap Core Fund --         To seek long-term capital growth. In      BlackRock Advisors, LLC
  Investor A                              other words, the Fund tries to choose     Sub-advised by BlackRock Investment
                                          investments that will increase in value.  Management, LLC
 BlackRock Mid-Cap Growth Equity          Long-term capital appreciation            BlackRock Advisors, LLC
  Portfolio -- Investor A
 BlackRock Mid-Cap Value Equity           Seeks long-term capital appreciation      BlackRock Advisors, LLC
  Portfolio -- Investor A
 BlackRock Mid Cap Value Opportunities    To seek capital appreciation and,         BlackRock Advisors, LLC
  Fund -- Investor A                      secondarily, income, by investing in      Sub-advised by BlackRock Investment
                                          securities, primarily equity securities   Management, LLC
                                          that Fund management believes are
                                          undervalued and therefore represent an
                                          investment value.
 BlackRock Small Cap Growth Fund II --    To seek long-term capital growth. In      BlackRock Advisors, LLC
  Investor A                              other words, the Fund tries to choose     Sub-advised by BlackRock Capital
                                          investments that will increase in value.  Management, Inc.
                                          Current income from dividends and
                                          interest will not be an important
                                          consideration in selecting portfolio
                                          securities.
 BMO Mid-Cap Value Fund -- Class Y (1)    To provide capital appreciation           M&I Investment Management Corp.
 Calamos Global Equity Fund -- Class A    Long-term capital growth                  Calamos Advisors LLC

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Calvert Bond Portfolio -- Class A        Seeks to provide as high a level of       Calvert Investment Management Inc.
                                          current income as is consistent with
                                          prudent investment risk and preservation
                                          of capital through investment in bonds
                                          and other straight debt securities
                                          meeting the Fund's investment criteria,
                                          including financial, sustainability and
                                          social responsibility factors
 Calvert Equity Portfolio -- Class A      Seeks growth of capital through           Calvert Investment Management Inc.
                                          investment in stocks of issuers in        Sub-advised by Atlanta Capital
                                          industries believed to offer              Management Company, LLC.
                                          opportunities for potential capital
                                          appreciation and which meet the Fund's
                                          investment criteria including financial,
                                          sustainability and social responsibility
                                          factors
 Calvert Income Fund -- Class A           Seeks to maximize income, to the extent   Calvert Investment Management Inc.
                                          consistent with preservation of capital,
                                          through investment in bonds and
                                          income-producing securities
 Columbia(SM) Acorn(R) Fund -- Class A    Seeks long-term capital appreciation      Columbia Wanger Asset Management, L. P.
 Columbia Contrarian Core Fund -- Class   Seeks total return consisting of          Columbia Management Investment Advisers,
  A                                       long-term capital appreciation and        LLC
                                          current income.
 Columbia Diversified Equity Income Fund  High level of current income, as a        Columbia Management Investment Advisers,
  -- Class R3 (b)                         secondary objective, steady growth of     LLC
                                          capital
 Columbia Marsico 21st Century Fund --    Seeks long-term growth of capital         Columbia Management Investment Advisers,
  Class A                                                                           LLC
                                                                                    Sub-advised by Marsico Capital
                                                                                    Management, LLC
 Columbia Marsico Growth Fund -- Class A  Seeks long-term growth of capital         Columbia Management Investment Advisers,
                                                                                    LLC
                                                                                    Sub-advised by Marsico Capital
                                                                                    Management, LLC
 Columbia Marsico International           Seeks long-term growth of capital         Columbia Management Investment Advisers,
  Opportunities Fund -- Class A (a)                                                 LLC
                                                                                    Sub-advised by Marsico Capital
                                                                                    Management, LLC
 Columbia Mid Cap Value Fund -- Class A   Seeks long-term capital appreciation      Columbia Management Investment Advisers,
                                                                                    LLC
 Columbia Mid Cap Value Opportunity Fund  Seeks to provide shareholders with        Columbia Management Investment Advisers,
  -- Class R3 (b)                         long-term growth of capital.              LLC
 Columbia Multi-Advisor Small Cap Value   Seeks to provide shareholders with        Columbia Management Investment Advisers,
  Fund -- Class R3 (b)                    long-term capital appreciation.           LLC
 Columbia Seligman Communications and     Seeks to provide shareholders with        Columbia Management Investment Advisers,
  Information Fund -- Class A             capital gain                              LLC
 Columbia Seligman Global Technology      Seeks to provide shareholders with        Columbia Management Investment Advisers,
  Fund -- Class A                         capital gain.                             LLC
 Columbia Small Cap Value Fund I --       Seeks long-term capital appreciation      Columbia Management Investment Advisers,
  Class A (c)                                                                       LLC

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Davis Financial Fund -- Class A          Long-term growth of capital               Davis Selected Advisers, L.P.
                                                                                    Sub-advised by Davis Selected Advisers
                                                                                    -- NY, Inc.
 Davis New York Venture Fund -- Class A   Long-term growth of capital               Davis Selected Advisers, L.P.
                                                                                    Sub-advised by Davis Selected Advisers
                                                                                    -- NY, Inc.
 Delaware Diversified Income Fund --      Seeks maximum long-term total return,     Delaware Management Company
  Class A                                 consistent with reasonable risk.
 Delaware Extended Duration Bond Fund --  Seeks to provide investors with total     Delaware Management Company
  Class A                                 return.
 Domini Social Equity Fund(R) --          Seeks to provide long-term total return.  Domini Social Investments, LLC
  Investor Class                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Dreyfus Bond Market Index Fund -- Class  The fund seeks to match the total return  The Dreyfus Corporation
  INV                                     of the Barclays Capital U.S. Aggregate
                                          Index.
 Dreyfus Midcap Index Fund                The fund seeks to match the performance   The Dreyfus Corporation
                                          of the Standard & Poor's(R) MidCap 400
                                          Index.
 Dreyfus S&P 500 Index Fund               The fund seeks to match the performance   The Dreyfus Corporation
                                          of the Standard & Poor's(R) 500
                                          Composite Stock Price Index.
 Dreyfus Smallcap Stock Index Fund        The fund seeks to match the performance   The Dreyfus Corporation
                                          of the Standard & Poor's(R) SmallCap 600
                                          Index.
 DWS Capital Growth Fund -- Class A       Seeks long-term growth of capital         Deutsche Investment Management Americas
                                                                                    Inc.
 DWS Enhanced Emerging Markets Fixed      Seeks high current income and,            Deutsche Investment Management Americas
  Income Fund -- Class A                  secondarily, long-term capital            Inc.
                                          appreciation
 DWS Equity Dividend Fund -- Class A (2)  Seeks to achieve high rate of total       Deutsche Investment Management Americas
                                          return                                    Inc.
                                                                                    Sub-advised by Dreman Value Management
                                                                                    L.L.C.
 DWS Global Thematic Fund -- Class A      Long-term growth of capital               Deutsche Investment Management Americas
                                                                                    Inc.
                                                                                    Sub-advised by Global Thematic Partners,
                                                                                    LLC
 Eaton Vance-Atlanta Capital SMID-Cap     To seek long-term capital growth          Boston Management & Research Atlanta
  Fund -- Class A                                                                   Capital Management Company, LLC
 Eaton Vance Balanced Fund -- Class A     To provide current income and long-term   Boston Management & Research
                                          growth of capital
 Eaton Vance Income Fund of Boston --     To provide a high level of current        Boston Management & Research
  Class A                                 income
 Eaton Vance Large-Cap Value Fund --      To seek total return                      Boston Management & Research
  Class A
 Eaton Vance Worldwide Health Sciences    To seek long-term capital growth by       OrbiMed Advisors LLC
  Fund -- Class A                         investing in a worldwide and diversified
                                          portfolio of health sciences companies

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Federated Capital Appreciation Fund --   To provide capital appreciation           Federated Equity Management Company of
  Class A                                                                           Pennsylvania
 Federated Clover Small Value Fund --     To seek capital appreciation              Federated Global Investment Management
  Class A                                                                           Corp.
 Federated Kaufmann Fund -- Class R       To provide capital appreciation           Federated Equity Management Company of
                                                                                    Pennsylvania
                                                                                    Sub-advised by Federated Global
                                                                                    Investment Management Corp
 Federated Mid Cap Growth Strategies      Appreciation of capital                   Federated Equity Management Company of
  Fund -- Class A                                                                   Pennsylvania
 Fidelity(R) Advisor Leveraged Company    Seeks capital appreciation                Fidelity Management & Research Company
  Stock Fund -- Class T
 Fidelity(R) Advisor Stock Selector All   Seeks capital appreciation                Fidelity Management & Research Company
  Cap Fund -- Class T
 Franklin Growth Fund -- Class A          Capital appreciation                      Franklin Advisers, Inc.
                                                                                    Franklin Investment Advisory Services,
                                                                                    LLC
 Franklin Income Fund -- Class A          To maximize income while maintaining      Franklin Advisers, Inc.
                                          prospects for capital appreciation.
 Franklin Small Cap Value Fund -- Class   Long-term total return.                   Franklin Advisory Services, LLC
  A
 Franklin Strategic Income Fund -- Class  To earn a high level of current income.   Franklin Advisers, Inc.
  A                                       A secondary goal is capital appreciation
                                          over the long-term.
 Franklin Templeton Conservative          The highest level of long-term total      Franklin Advisers, Inc.
  Allocation Fund -- Class A              return that is consistent with an
                                          acceptable level of risk.
 Franklin Templeton Growth Allocation     The highest level of long-term total      Franklin Advisers, Inc.
  Fund -- Class A                         return that is consistent with an
                                          acceptable level of risk.
 Franklin Templeton Moderate Allocation   The highest level of long-term total      Franklin Advisers, Inc.
  Fund -- Class A                         return that is consistent with an
                                          acceptable level of risk.
 Franklin Total Return Fund -- Class A    The Fund's principal investment goal is   Franklin Advisers, Inc.
                                          to provide high current income,           Franklin Templeton Institutional, LLC
                                          consistent with preservation of capital.
                                          Its secondary goal is capital
                                          appreciation over the long term.
 Goldman Sachs Absolute Return Tracker    The Fund seeks to achieve investment      Goldman Sachs Asset Management, L.P.
  -- Class A                              results that approximate the returns of
                                          the GS-ART Index.
 Goldman Sachs Government Income Fund --  A high level of current income,           Goldman Sachs Asset Management, L.P.
  Class A                                 consistent with safety of principal
 Goldman Sachs High Yield Fund -- Class   A high level of current income and may    Goldman Sachs Asset Management, L.P.
  A                                       also consider the potential for capital
                                          appreciation
 Goldman Sachs Large Cap Value Fund --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Mid Cap Value Fund --      Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Satellite Strategies --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Small Cap Value Fund --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Small/Mid Cap Growth Fund  Seeks long-term growth of capital         Goldman Sachs Asset Management, L.P.
  -- Class A
 Invesco Capital Development Fund --      Long-term growth of capital               Invesco Advisers, Inc.
  Class A~
 Invesco European Growth Fund -- Class A  Long-term capital growth                  Invesco Advisers, Inc.
 Invesco International Growth Fund --     Long-term capital growth                  Invesco Advisers, Inc.
  Class A
 Invesco Real Estate Fund -- Class A      Total return through growth of capital    Invesco Advisers, Inc.
                                          and current income
 Invesco Small Cap Equity Fund -- Class   Long-term growth of capital               Invesco Advisers, Inc.
  A
 Invesco Small Cap Growth Fund -- Class   Long-term growth of capital               Invesco Advisers, Inc.
  A
 Invesco Van Kampen American Franchise    Long-term capital appreciation            Invesco Advisers, Inc.
  Fund -- Class A
 Invesco Van Kampen American Value Fund   To seek to provide a high total return    Invesco Advisers, Inc.
  -- Class A                              by investing in equity securities of
                                          small- to mid sized-corporations
 Invesco Van Kampen Comstock Fund --      To seek capital growth and income         Invesco Advisers, Inc.
  Class A                                 through investments in equity
                                          securities, including common stocks,
                                          preferred stocks and securities
                                          convertible into common and preferred
                                          stocks
 Invesco Van Kampen Equity and Income     To seek the highest possible income       Invesco Advisers, Inc.
  Fund -- Class A                         consistent with safety of principal.
                                          Long term growth of capital is an
                                          important secondary investment objective
 Invesco Van Kampen Growth and Income     To seek income and long-term growth of    Invesco Advisers, Inc.
  Fund -- Class A                         capital
 Invesco Van Kampen Mid Cap Growth Fund   To seek capital growth                    Invesco Advisers, Inc.
  -- Class A
 Invesco Van Kampen Small Cap Growth      To seek capital appreciation              Invesco Advisers, Inc.
  Fund -- Class A
 Invesco Van Kampen Small Cap Value Fund  To seek capital appreciation              Invesco Advisers, Inc.
  -- Class A
 Invesco Van Kampen Value Opportunities   Seeks capital growth and income           Invesco Advisers, Inc.
  Fund -- Class A
 Ivy Asset Strategy Fund -- Class Y       To seek to provide total return.          Ivy Investment Management Company
 Ivy Global Natural Resources Fund --     To provide long-term growth. Any income   Ivy Investment Management Company
  Class Y                                 realized will be incidental.              Sub-advised by Mackenzie Financial
                                                                                    Corporation
 Ivy Large Cap Growth Fund -- Class Y     To seek to provide growth of capital.     Ivy Investment Management Company
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Ivy Science & Technology Fund -- Class   To seek to provide growth of capital.     Ivy Investment Management Company
  Y
 Janus Balanced Fund -- Class S           Seeks long-term capital growth,           Janus Capital Management LLC
                                          consistent with preservation of capital
                                          and balanced by current income
 Janus Enterprise Fund -- Class S         Seeks long-term growth of capital         Janus Capital Management LLC
 Janus Forty Fund -- Class S              Seeks long-term growth of capital         Janus Capital Management LLC
 Janus Overseas Fund -- Class S           Seeks long-term growth of capital         Janus Capital Management LLC
 JPMorgan Core Bond Fund -- Class A       Seeks to maximize total return by         JPMorgan Investment Management, Inc.
                                          investing primarily in a diversified
                                          portfolio of intermediate- and long-term
                                          debt securities
 JPMorgan Small Cap Equity Fund -- Class  Seeks capital growth over the long term   JPMorgan Investment Management, Inc.
  A (d)
 JPMorgan Small Cap Growth Fund -- Class  Seeks long-term capital growth primarily  JPMorgan Investment Management, Inc.
  A                                       by investing in a portfolio of equity
                                          securities of small-capitalization and
                                          emerging growth companies
 JPMorgan Small Cap Value Fund -- Class   Seeks long-term capital growth primarily  JPMorgan Investment Management, Inc.
  A                                       by investing in a portfolio of equity
                                          securities of small-capitalization
                                          companies
 JPMorgan SmartRetirement(R) 2010 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2015 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2020 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2025 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2030 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2035 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement(R) 2040 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2045 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2050 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2055 Fund    The fund seeks total return with a shift  JPMorgan Investment Management, Inc.
  -- Class A                              to current income and some capital
                                          appreciation over time as the fund
                                          approaches and passes the target
                                          retirement date.
 JPMorgan SmartRetirement(R) Income Fund  Seeks current income and some capital     JPMorgan Investment Management, Inc.
  -- Class A                              appreciation
 JPMorgan U.S. Real Estate Fund -- Class  Seeks a high level of current income and  JPMorgan Investment Management, Inc.
  A                                       long-term capital appreciation primarily
                                          through investments in real estate
                                          securities
 Legg Mason Capital Management Value      Long-term capital growth                  Legg Mason Capital Management, Inc.
  Trust -- Class FI
 Legg Mason ClearBridge Aggressive        Capital appreciation                      Legg Mason Partners Fund Advisor, LLC
  Growth Fund -- Class FI                                                           Sub-advised by ClearBridge Advisors, LLC
 Legg Mason ClearBridge Appreciation      Long-term capital appreciation            Legg Mason Partners Fund Advisor, LLC
  Fund -- Class A                                                                   Sub-advised by ClearBridge Advisors, LLC
 Legg Mason ClearBridge Mid Cap Core      Long-term capital growth                  Legg Mason Partners Fund Advisor, LLC
  Fund -- Class A                                                                   Sub-advised by ClearBridge Advisors, LLC
 Legg Mason ClearBridge Small Cap Growth  Long-term growth of capital               Legg Mason Partners Fund Advisor, LLC
  Fund -- Class FI                                                                  Sub-advised by ClearBridge Advisors, LLC
 LifePath 2020 Portfolio(R) -- Investor   LifePath 2020 Portfolio(R) ("LifePath     BlackRock Advisors, Inc.
  A                                       2020 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2020.


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 LifePath 2025 Portfolio(R) -- Investor   LifePath(R) 2025 Portfolio ("LifePath     BlackRock Fund Advisers
  A                                       2025 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2025.
 LifePath 2030 Portfolio(R) -- Investor   LifePath 2030 Portfolio(R) ("LifePath     BlackRock Fund Advisers
  A                                       2030 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2030.
 LifePath 2035 Portfolio(R) -- Investor   LifePath(R) 2035 Portfolio ("LifePath     BlackRock Fund Advisers
  A                                       2035 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2035.
 LifePath 2040 Portfolio(R) -- Investor   LifePath 2040 Portfolio(R) ("LifePath     BlackRock Fund Advisers
  A                                       2040 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2040.
 LifePath 2045 Portfolio(R) -- Investor   LifePath(R) 2045 Portfolio ("LifePath     BlackRock Fund Advisers
  A                                       2045 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2045.
 LifePath 2055 Portfolio(R) -- Investor   LifePath 2055(R) Portfolio (the           BlackRock Fund Advisers
  A                                       "LifePath 2055 Portfolio" or the
                                          "LifePath Portfolio"), a series of
                                          BlackRock Funds III (the "Trust"), is
                                          managed for investors planning to retire
                                          (or begin to withdraw substantial
                                          portions of their investment)
                                          approximately in the year 2055.


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LifePath(R) Retirement Portfolio -- Investor A    LifePath(R) Retirement Portfolio        BlackRock Fund Advisers
                                                   ("LifePath Retirement Portfolio" or
                                                   the "LifePath Portfolio"), a series of
                                                   BlackRock Funds III (the "Trust"), is
                                                   managed for investors seeking income
                                                   and moderate long-term growth of
                                                   capital.
 LKCM Aquinas Growth Fund                          Long-term growth                        Luther King Capital Management
                                                                                           Corporation
 LKCM Aquinas Value Fund                           Long-term growth                        Luther King Capital Management
                                                                                           Corporation
 Loomis Sayles Bond Fund -- Class ADM              High total investment return through a  Loomis, Sayles & Company, L.P.
                                                   combination of current income and
                                                   capital appreciation
 Lord Abbett Affiliated Fund, Inc. -- Class A      Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett Bond-Debenture Fund, Inc. -- Class A  High current income and the             Lord, Abbett & Co. LLC
                                                   opportunity for capital appreciation
                                                   to produce a high total return
 Lord Abbett Classic Stock Fund -- Class A         Growth of capital and growth of income  Lord, Abbett & Co. LLC consistent with reasonable risk
 Lord Abbett Developing Growth Fund -- Class A     Long-term growth of capital through a   Lord, Abbett & Co. LLC
                                                   diversified and actively managed
                                                   portfolio consisting of developing
                                                   growth companies, many of which are
                                                   traded over the counter.
 Lord Abbett Fundamental Equity Fund -- Class A    Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett International Core Equity Fund --     Seeks long-term capital appreciation    Lord, Abbett & Co. LLC
  Class A
 Lord Abbett Small-Cap Blend Fund -- Class A       Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 Managers Cadence Mid-Cap Fund -- Class A          Seeks growth of capital                 Managers Investment Group, LLC
                                                                                           Sub-advised by Cadence Capital
                                                                                           Management LLC
 Massachusetts Investors Trust -- Class R3         Seeks capital appreciation              MFS Investment Management
 MFS(R) Core Equity Fund -- Class R3 (e)           Seeks capital appreciation              MFS Investment Management
 MFS(R) Government Securities Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) Growth Fund -- Class R3                    Seeks capital appreciation              MFS Investment Management
 MFS(R) International Value Fund -- Class R3       Seeks capital appreciation              MFS Investment Management
 MFS(R) New Discovery Fund -- Class R3             Seeks capital appreciation              MFS Investment Management


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Research Bond Fund -- Class R3             Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) Research International Fund -- Class R3    Seeks capital appreciation              MFS Investment Management
 MFS(R) Technology Fund -- Class R3                Seeks capital appreciation              MFS Investment Management
 MFS(R) Total Return Fund -- Class R3              Seeks total return                      MFS Investment Management
 MFS(R) Utilities Fund -- Class R3                 Seeks total return                      MFS Investment Management
 MFS(R) Value Fund -- Class R3                     Seeks capital appreciation              MFS Investment Management
 Munder Mid-Cap Core Growth Fund -- Class A        Provide long-term capital appreciation  Munder Capital Management
 Mutual Beacon Fund -- Class A                     Capital appreciation, which may         Franklin Mutual Advisers, LLC
                                                   occasionally be short term. The
                                                   secondary goal is income.
 Mutual Global Discovery Fund -- Class A           Capital appreciation                    Franklin Mutual Advisers, LLC
 Mutual Shares Fund -- Class A                     Capital appreciation, which may         Franklin Mutual Advisers, LLC
                                                   occasionally be short term. The
                                                   secondary goal is income.
 Neuberger Berman Socially Responsible Fund --     Seeks long-term growth of capital by    Neuberger Berman Management LLC
  Class A                                          investing primarily in securities of    Sub-advised by Neuberger Berman LLC
                                                   companies that meet the Fund's
                                                   financial criteria and social policy
 Nuveen Small Cap Index Fund -- Class A            Track Russell 200 performance           Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Tradewinds International Value -- Class A  Long-term capital appreciation          Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Oppenheimer Capital Income Fund -- Class A        Seeks total return                      OppenheimerFunds, Inc.
 Oppenheimer Equity Fund -- Class A (3)            Seeks capital appreciation              OppenheimerFunds, Inc.
 Oppenheimer Equity Income Fund, Inc. -- Class A   Provide total return potential by       OppenheimerFunds, Inc.
                                                   investing in dividend-paying stocks.
 Oppenheimer Global Fund -- Class A                The Fund invests its assets with the    OppenheimerFunds, Inc.
                                                   objective of long term capital
                                                   appreciation.
 Oppenheimer Global Strategic Income Fund --       Seeks total return                      OppenheimerFunds, Inc.
  Class A
 Oppenheimer Gold & Special Minerals Fund --       To seek capital appreciation            OppenheimerFunds, Inc.
  Class A
 Oppenheimer International Bond Fund -- Class A    Seeks total return                      OppenheimerFunds, Inc.
 Oppenheimer International Diversified Fund --     The Fund seeks to achieve high total    OppenheimerFunds, Inc.
  Class A                                          return through both capital
                                                   appreciation and income.


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer International Growth Fund -- Class A  The Fund's investment objective is to   OppenheimerFunds, Inc.
                                                   seek long-term capital appreciation
                                                   emphasizing common stocks of foreign
                                                   securities.
 Oppenheimer Main Street Fund(R) -- Class A        Seeks capital appreciation              OppenheimerFunds, Inc.
 Oppenheimer Main Street Select FundTM -- Class A  Seeks capital appreciation              OppenheimerFunds, Inc.
 Oppenheimer Main Street Small- & Mid- Cap FundTM  The Fund seeks capital appreciation     OppenheimerFunds, Inc.
  -- Class A                                       emphasizing small company stocks.
 Oppenheimer Real Estate Fund -- Class A           The Fund seeks total return through     OppenheimerFunds, Inc.
                                                   investment in real estate securities.
 Oppenheimer Small- & Mid- Cap Value Fund --       This Fund invests primarily in small    OppenheimerFunds, Inc.
  Class A                                          and mid-size company stocks that the
                                                   portfolio manager believes are trading
                                                   at a discount relative to their
                                                   potential earnings power.
 Perkins Mid Cap Value Fund -- Class S             Seeks capital appreciation              Janus Capital Management LLC
                                                                                           Sub-advised by Perkins Investment
                                                                                           Management LLC
 PIMCO Emerging Markets Bond Fund -- Class A       Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 PIMCO Real Return Fund -- Class A                 Maximum real return, consistent with    Pacific Investment Management Company
                                                   preservation of real capital and        LLC
                                                   prudent investment management
 PIMCO Total Return Fund -- Class A                Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 PIMCO Total Return III Fund -- Class Admin        Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 Pioneer Emerging Markets Fund -- Class A          Long-term growth of capital             Pioneer Investment Management, Inc.
 Pioneer Equity Income Fund -- Class A             Current income and long-term growth of  Pioneer Investment Management, Inc.
                                                   capital from a portfolio consisting
                                                   primarily of income producing equity
                                                   securities of U.S. corporations.
 Pioneer Fund -- Class A                           Reasonable income and capital growth.   Pioneer Investment Management, Inc.
 Pioneer Growth Opportunities Fund -- Class A (f)  Growth of capital                       Pioneer Investment Management, Inc.
 Pioneer High Yield Fund -- Class A                Maximize total return through a         Pioneer Investment Management, Inc.
                                                   combination of income and capital
                                                   appreciation
 Pioneer Mid Cap Value Fund -- Class A             Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of equity
                                                   securities consisting primarily of
                                                   common stocks


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Pioneer Oak Ridge Small Cap Growth Fund -- Class  Capital appreciation                    Pioneer Investment Management, Inc.
  A                                                                                        Sub-advised by Oak Ridge Investments,
                                                                                           LLC
 Pioneer Strategic Income Fund -- Class A          High level of current income            Pioneer Investment Management, Inc.
 Prudential Jennison 20/20 Focus Fund -- Class A   Long-term growth of capital             Prudential Investments LLC
                                                                                           Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth Fund, Inc. --  Long-term capital appreciation          Prudential Investments LLC
  Class A                                                                                  Jennison Associates LLC
 Prudential Jennison Natural Resources Fund, Inc.  Long-term growth of capital             Prudential Investments LLC
  -- Class A                                                                               Jennison Associates LLC
 Putnam Equity Income Fund -- Class A              Capital growth and current income       Putnam Investment Management, LLC
                                                                                           Sub-advised by Putnam Investments
                                                                                           Limited
 Putnam High Yield Advantage Fund -- Class A       High current income. Capital growth is  Putnam Investment Management, LLC
                                                   a secondary goal when consistent with   Sub-advised by Putnam Investments
                                                   achieving high current income.          Limited
 Putnam International Capital Opportunities Fund   The fund seeks long-term capital        Putnam Investment Management, LLC
  -- Class A                                       appreciation.                           Sub-advised by Putnam Investments
                                                                                           Limited
 Putnam Investors Fund -- Class A                  Long-term growth of capital and any     Putnam Investment Management, LLC
                                                   increased income that results from      Sub-advised by Putnam Investments
                                                   this growth.                            Limited
 Putnam Small Cap Growth Fund -- Class A           Capital appreciation                    Putnam Investment Management, LLC
                                                                                           Sub-advised by Putnam Investments
                                                                                           Limited
 RidgeWorth Large Cap Value Equity Fund -- Class   Seeks to provide a high level of        RidgeWorth Investments
  A                                                capital appreciation. As a secondary    Sub-advised by Ceredex Value Advisors
                                                   goal, the Fund also seeks to provide    LLC
                                                   current income.
 RidgeWorth Mid-Cap Value Equity Fund -- Class A   Seeks to provide capital appreciation.  RidgeWorth Investments
                                                   As a secondary goal, the Fund also      Sub-advised by Ceredex Value Advisors
                                                   seeks to provide current income.        LLC
 RidgeWorth Small Cap Value Equity Fund -- Class   Seeks to provide capital appreciation.  RidgeWorth Investments
  A                                                As a secondary goal, the Fund also      Sub-advised by Ceredex Value Advisors
                                                   seeks to provide current income.        LLC
 Royce Total Return Fund -- Class K                Long-term growth of capital and         Royce & Associates, LLC
                                                   current income
 Royce Value Fund -- Class K                       Long-term growth of capital             Royce & Associates, LLC
 Russell LifePoints(R) Balanced Strategy Fund --   Seeks to provide above average capital  Russell Investment Management Company
  Class R2                                         appreciation and a moderate level of    (RIMCo)
                                                   current income.
 Russell LifePoints(R) Conservative Strategy Fund  Seeks to provide high current income    Russell Investment Management Company
  -- Class R2                                      and low long term capital appreciation  (RIMCo)
 Russell LifePoints(R) Equity Growth Strategy      Seeks to provide high long term         Russell Investment Management Company
  Fund -- Class R2                                 capital appreciation                    (RIMCo)


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Russell LifePoints(R) Growth Strategy Fund --     Seeks to provide high long term         Russell Investment Management Company
  Class R2                                         capital appreciation with low current   (RIMCo)
                                                   income
 Russell LifePoints(R) Moderate Strategy Fund --   Seeks to provide high current income    Russell Investment Management Company
  Class R2                                         and moderate long term capital          (RIMCo)
                                                   appreciation
 T. Rowe Price Equity Income Fund -- Class R       Seeks to provide substantial dividend   T. Rowe Price Associates, Inc.
                                                   income as well as long-term growth of
                                                   capital through investments in the
                                                   common stocks of established
                                                   companies.
 T. Rowe Price Growth Stock Fund -- Class R        Seeks to provide long-term capital      T. Rowe Price Associates, Inc.
                                                   growth and, secondarily, increasing
                                                   dividend income through investments in
                                                   the common stocks of well-established
                                                   growth companies.
 T. Rowe Price Retirement 2010 Fund -- Class R     Seeks the highest total return over     T. Rowe Price Associates, Inc.
                                                   time consistent with an emphasis on
                                                   both capital growth and income.
 T. Rowe Price Retirement 2020 Fund -- Class R     Seeks the highest total return over     T. Rowe Price Associates, Inc.
                                                   time consistent with an emphasis on
                                                   both capital growth and income.
 T. Rowe Price Retirement 2030 Fund -- Class R     Seeks the highest total return over     T. Rowe Price Associates, Inc.
                                                   time consistent with an emphasis on
                                                   both capital growth and income.
 T. Rowe Price Retirement 2040 Fund -- Class R     Seeks the highest total return over     T. Rowe Price Associates, Inc.
                                                   time consistent with an emphasis on
                                                   both capital growth and income.
 T. Rowe Price Retirement 2050 Fund -- Class R     Seeks the highest total return over     T. Rowe Price Associates, Inc.
                                                   time consistent with an emphasis on
                                                   both capital growth and income.
 T. Rowe Price Retirement Income Fund -- Class R   Seeks the highest total return over     T. Rowe Price Associates, Inc.
                                                   time consistent with an emphasis on
                                                   both capital growth and income.
 Templeton Developing Markets Trust -- Class A     Long-term capital appreciation.         Templeton Asset Management Ltd.
 Templeton Foreign Fund -- Class A                 Long-term capital growth.               Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A             Current income with capital             Franklin Advisers, Inc.
                                                   appreciation and growth of income.
 Templeton Global Opportunities Trust -- Class A   Long-term capital growth.               Templeton Investment Counsel, LLC
                                                                                           Franklin Templeton Investments (Asia)
                                                                                           Limited
 Templeton Growth Fund, Inc. -- Class A            Long-term capital growth.               Templeton Global Advisors Limited
 The Hartford Balanced Allocation Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R4*                                              and income                              Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Balanced Allocation Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R5 (e)*                                          and income                              Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company


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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Balanced Income Fund -- Class R4     Seeks to provide current income with    Hartford Investment Financial
                                                   growth of capital as a secondary        Services, LLC
                                                   objective                               Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Capital Appreciation Fund -- Class   Seeks growth of capital                 Hartford Investment Financial
  R4                                                                                       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Capital Appreciation Fund -- Class   Seeks growth of capital                 Hartford Investment Financial
  R5 (e)                                                                                   Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Conservative Allocation Fund --      Seeks current income and long-term      Hartford Investment Financial
  Class R4*                                        capital appreciation                    Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Conservative Allocation Fund --      Seeks current income and long-term      Hartford Investment Financial
  Class R5 (e)*                                    capital appreciation                    Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Dividend and Growth Fund -- Class    Seeks a high level of current income    Hartford Investment Financial
  R4 (g)                                           consistent with growth of capital       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Equity Growth Allocation Fund --     Seeks long-term capital appreciation    Hartford Investment Financial
  Class R4**                                                                               Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Equity Growth Allocation Fund --     Seeks long-term capital appreciation    Hartford Investment Financial
  Class R5 (e)**                                                                           Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Fundamental Growth Fund -- Class R4  Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global All-Asset Fund -- Class R4    Seeks to provide long-term total        Hartford Investment Financial
                                                   return                                  Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global Research Fund -- Class R4     Seeks long-term capital appreciation    Hartford Investment Financial
  (h)                                                                                      Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Growth Allocation Fund -- Class R4*  Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Growth Allocation Fund -- Class R5   Seeks long-term capital appreciation    Hartford Investment Financial
  (e)*                                                                                     Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Growth Opportunities Fund -- Class   Seeks capital appreciation              Hartford Investment Financial
  R4 (g)                                                                                   Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Healthcare Fund -- Class R4 (4)(g)   Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford High Yield Fund -- Class R4          Seeks to provide high current income,   Hartford Investment Financial
                                                   and long-term total return              Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Inflation Plus Fund -- Class R4      Seeks a total return that exceeds the   Hartford Investment Financial
                                                   rate of inflation over an economic      Services, LLC
                                                   cycle                                   Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford International Small Company Fund --  Seeks capital appreciation              Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford MidCap Value Fund -- Class R4        Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Money Market Fund -- Class R4 (g)++  Seeks maximum current income            Hartford Investment Financial
                                                   consistent with liquidity and           Services, LLC
                                                   preservation of capital                 Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Small Company Fund -- Class R4 (g)   Seeks growth of capital                 Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Target Retirement 2010 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2010 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5 (e)*                                    to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2015 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2020 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2020 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R5 (e)*                                    to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 The Hartford Target Retirement 2025      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2030      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2030      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R5 (e)*                   to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2035      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2040      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2045      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2050      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Total Return Bond Fund --   Seeks a competitive total return, with    Hartford Investment Financial Services,
  Class R4 (g)                            income as a secondary objective           LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Total Return Bond Fund --   Seeks a competitive total return, with    Hartford Investment Financial Services,
  Class R5 (i)                            income as a secondary objective           LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Thornburg Core Growth Fund -- Class R3   Long-term capital appreciation            Thornburg Investment Management, Inc.
  (e)
 Thornburg Core Growth Fund -- Class R4   Long-term capital appreciation            Thornburg Investment Management, Inc.
 Thornburg International Value Fund --    Long-term capital appreciation            Thornburg Investment Management, Inc.
  Class R3 (e)
 Thornburg International Value Fund --    Long-term capital appreciation            Thornburg Investment Management, Inc.
  Class R4
 Thornburg Value Fund -- Class R3 (e)     Long-term capital appreciation            Thornburg Investment Management, Inc.
 Thornburg Value Fund -- Class R4         Long-term capital appreciation            Thornburg Investment Management, Inc.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 TIAA-CREF Bond Index Fund -- Retirement  Seeks a favorable long-term total         Teachers Advisors, Inc.
                                          return, mainly from current income, by
                                          primarily investing in a portfolio of
                                          fixed-income securities that is designed
                                          to produce a return that corresponds
                                          with the total return of the U.S.
                                          investment-grade bond market based on a
                                          broad bond index
 TIAA-CREF Equity Index Fund --           Seeks a favorable long-term total         Teachers Advisors, Inc.
  Retirement                              return, mainly through capital
                                          appreciation, by investing primarily in
                                          a portfolio of equity securities
                                          selected to track the overall U.S.
                                          equity markets based on a market index
 TIAA-CREF Large-Cap Growth Index Fund    Seeks a favorable long-term total         Teachers Advisors, Inc.
  -- Retirement                           return, mainly through capital
                                          appreciation, by investing primarily in
                                          a portfolio of equity securities of
                                          large domestic growth companies based on
                                          a market index
 TIAA-CREF Large-Cap Value Index Fund --  Seeks a favorable long-term total         Teachers Advisors, Inc.
  Retirement                              return, mainly through capital
                                          appreciation, by investing primarily in
                                          a portfolio of equity securities of
                                          large domestic growth companies based on
                                          a market index
 Timothy Plan Large/Mid-Cap Value Fund    Long-term growth of capital, with         Timothy Partners, Ltd
  -- Class A                              secondary objective of current income.    Sub-advised by Westwood Management Corp
 UBS Dynamic Alpha Fund -- Class A        Seeks to maximize total return,           UBS Global Asset Management (Americas)
                                          consisting of capital appreciation and    Inc.
                                          current income
 UBS Global Allocation Fund -- Class A    Seeks to maximize total return,           UBS Global Asset Management (Americas)
                                          consisting of capital appreciation and    Inc.
                                          current income
 UBS U.S. Allocation Fund -- Class A      Seeks to maximize total return,           UBS Global Asset Management (Americas)
                                          consisting of long-term capital           Inc.
                                          appreciation and current income
 Victory Diversified Stock Fund -- Class  Provide long-term growth of capital       Victory Capital Management Inc.
  A
 Victory Established Value Fund -- Class  Seeks long term capital growth by         Victory Capital Management Inc.
  A                                       investing primarily in common stocks
 Victory Small Company Opportunity Fund   Provide capital appreciation              Victory Capital Management Inc.
  -- Class A
 Victory Special Value Fund -- Class A    Long-term growth of capital and dividend  Victory Capital Management Inc.
                                          income
 Wells Fargo Advantage Asset Allocation   Long-term total return, consisting of     Wells Fargo Funds Management, LLC
  Fund -- Class A                         capital appreciation and current income   Sub-advised by Grantham, Mayo, Van
                                                                                    Otterloo & Co. (GMO)
 Wells Fargo Advantage Emerging Markets   Long-term capital appreciation            Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                            Sub-advised by Wells Capital Management,
                                                                                    Inc.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage International      Long-term capital appreciation            Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                            Sub-advised by Wells Capital Management,
                                                                                    Inc.
 Wells Fargo Advantage Total Return Bond  Total return, consisting of income and    Wells Fargo Funds Management, LLC
  Fund -- Class A                         capital appreciation.                     Sub-advised by Wells Capital Management,
                                                                                    Inc.
 Wells Fargo Advantage Utility and        Total return, consisting of income and    Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A      capital appreciation                      Sub-advised by Crow Point Partners, LLC
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation               Seeks long-term capital appreciation      Fred Alger Management, Inc.
  Institutional Fund -- Class I
 Alger Mid Cap Growth Institutional Fund  Seeks long-term capital appreciation      Fred Alger Management, Inc.
  -- Class I
 Alger Small Cap Growth Institutional     Seeks long-term capital appreciation      Fred Alger Management, Inc.
  Fund -- Class I (j)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund   Seeks capital appreciation                HL Investment Advisors, LLC
  -- Class IB                                                                       Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford SmallCap Growth HLS Fund --     Seeks long-term capital appreciation      HL Investment Advisors, LLC
  Class IB                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class IB   Seeks long-term total return              HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Dividend and Growth HLS Fund    Seeks a high level of current income      HL Investment Advisors, LLC
  -- Class IB                             consistent with growth of capital         Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Growth HLS Fund -- Class IB     Seeks long-term capital appreciation      HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Healthcare HLS Fund -- Class    Seeks long-term capital appreciation      HL Investment Advisors, LLC
  IB (5)                                                                            Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Index HLS Fund -- Class IB      Seeks to provide investment results       HL Investment Advisors, LLC
                                          which approximate the price and yield     Sub-advised by Hartford Investment
                                          performance of publicly traded common     Management Company
                                          stocks in the aggregate.
 Hartford Money Market HLS Fund -- Class  Maximum current income consistent with    HL Investment Advisors, LLC
  IB++                                    liquidity and preservation of capital     Sub-advised by Hartford Investment
                                                                                    Management Company
 Hartford Small Company HLS Fund --       Seeks growth of capital                   HL Investment Advisors, LLC
  Class IB                                                                          Sub-advised by Wellington Management
                                                                                    Company, LLP
 Hartford Total Return Bond HLS Fund --   Seeks a competitive total return, with    HL Investment Advisors, LLC
  Class IB                                income as a secondary objective           Sub-advised by Wellington Management
                                                                                    Company, LLP

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Hartford Value HLS Fund -- Class IB      Seeks long-term total return              HL Investment Advisors, LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP



~ The shareholders' meeting for the merger of the Invesco Capital Development Fund has been adjourned to April 30, 2012. If approved on April 30, 2012, the Invesco Capital Development Fund will merge into the Invesco Van Kampen Mid Cap Growth Fund on or about June 11, 2012.




++ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.




*    Effective on or before 6/30/2012, Wellington Management
     Company, LLP will be the new sub- adviser.




** Pursuant to a Plan of Reorganization, the following underlying Funds will be merged into the following surviving
     Funds effective as of the close of business of the New York
     Stock Exchange on or about May 25, 2012. When the
     Reorganization is complete, all references to the underlying
     Funds are hereby deleted.




          UNDERLYING FUND                      SURVIVING FUND
------------------------------------------------------------------------
The Hartford Equity Growth           The Hartford Growth Allocation Fund
Allocation Fund -- Class R4          -- Class R4
The Hartford Equity Growth           The Hartford Growth Allocation Fund
Allocation Fund -- Class R5          -- Class R5


(a) Closed to new and subsequent Contributions and transfers of Participant Account values.


(b) Closed to Contracts issued on or after 12/31/2010.



(c)  Closed to Contracts issued on or after 6/30/2010.



(d) Closed to Contracts issued on or after 10/9/2009.



(e)  Closed to Contracts issued on or after 5/1/2009.



(f)  Closed to Contracts issued on or after 9/1/2009.



(g)  Closed to Contracts issued on or after 6/11/2010.



(h) Closed to Contracts issued on or after 11/13/2009.



(i)  Closed to Contracts issued on or after 5/3/2010.



(j)  Closed to Contracts issued on or after 1/19/2010.



NOTES



(1)  Formerly Marshall Mid-Cap Value Fund -- Class Y



(2)  Formerly DWS Strategic Value Fund -- Class A



(3)  Formerly Oppenheimer Equity Fund, Inc. -- Class A



(4)  Formerly The Hartford Global Health Fund -- Class R4



(5)  Formerly Hartford Global Health HLS Fund -- Class IB


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    CHANGES TO THE FUNDS AND SEPARATE ACCOUNT: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value) as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.

    We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund's availability.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.


    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.


    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:


       1.   The National Association of Police Officers;



       2.   Florida Police Benevolent Association, Inc.;



       3.   Police Benevolent & Protective Association of Illinois;



       4.   Combined Law Enforcement Association of Texas; and



       5.   The American Public Garden Association.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

    - Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

    - Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:

       - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

       - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other plan related expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts "Plan Related Expenses." Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

       - TRANSFER TO AN APPROVED PLAN RELATED INVESTMENT ACCOUNT -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

    We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.


    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL TOTAL VALUE OF THE AGGREGATE PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE PROGRAM AND ADMINISTRATIVE CHARGE ON A GOING FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTSUNDER A CONTRACT      ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:

    METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.

    If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

    We may reduce the Program and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the

Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for program and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund's prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.

    Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Hartford will reimburse the Plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

       We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:

       - Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant's Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.


    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals

("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.


    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant's Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement. (See "How are Contributions made to establish my Annuity Account?")

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED?

    We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract. (See "Can a Contract be modified?").

    Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive due proof of death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and

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conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA

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must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer and in limited circumstances, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on

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reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax

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qualification. In addition, a life insurance contract issued after September 23,
2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg.1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

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    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

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    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

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8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from

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

a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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
                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they

                                    71

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are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:



    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., LPL Financial LLC, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), Woodbury Financial Services, Inc. (an affiliate of ours).


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2011, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $3.0 million.



    Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

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    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.


    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.


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
                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.


                       PROGRAM AND ADMINISTRATIVE CHARGE


                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.273          $10.869               --
Accumulation unit value at end of period     $12.086          $12.273               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               22               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.637          $13.060           $8.805
Accumulation unit value at end of period     $14.306          $14.637          $13.060
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               18
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.577               --               --
Accumulation unit value at end of period      $7.873               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.457               --               --
Accumulation unit value at end of period     $10.438               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.212               --               --
Accumulation unit value at end of period      $9.866               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.936               --               --
Accumulation unit value at end of period      $9.528               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.271               --               --
Accumulation unit value at end of period     $15.325               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064               --               --
Accumulation unit value at end of period     $15.003               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.315               --               --
Accumulation unit value at end of period     $16.165               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.093               --               --
Accumulation unit value at end of period     $15.827               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.231               --               --
Accumulation unit value at end of period     $16.879               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.997               --               --
Accumulation unit value at end of period     $16.525               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.830               --               --
Accumulation unit value at end of period     $17.252               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.588               --               --
Accumulation unit value at end of period     $16.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.420               --               --
Accumulation unit value at end of period     $17.586               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.170               --               --
Accumulation unit value at end of period     $17.218               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.901               --               --
Accumulation unit value at end of period     $17.817               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.645               --               --
Accumulation unit value at end of period     $17.444               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.930               --               --
Accumulation unit value at end of period     $17.625               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.673               --               --
Accumulation unit value at end of period     $17.256               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.875               --               --
Accumulation unit value at end of period     $17.405               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.619               --               --
Accumulation unit value at end of period     $17.040               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.847               --               --
Accumulation unit value at end of period     $17.306               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.591               --               --
Accumulation unit value at end of period     $16.943               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.807               --               --
Accumulation unit value at end of period     $17.204               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.552               --               --
Accumulation unit value at end of period     $16.843               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.076               --               --
Accumulation unit value at end of period     $13.841               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.177               --               --
Accumulation unit value at end of period     $12.792               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.184               --               --  (a)
Accumulation unit value at end of period     $10.452               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.167               --               --  (a)
Accumulation unit value at end of period     $10.382               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.461               --               --
Accumulation unit value at end of period      $7.917               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.081               --               --
Accumulation unit value at end of period      $7.542               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
ALLIANCEBERNSTEIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.031               --               --
Accumulation unit value at end of period      $9.080               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.500               --               --
Accumulation unit value at end of period     $10.477               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.280               --               --  (a)
Accumulation unit value at end of period      $9.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.263               --               --  (a)
Accumulation unit value at end of period      $9.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.254               --               --
Accumulation unit value at end of period      $6.857               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.950               --               --
Accumulation unit value at end of period      $7.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.950               --               --
Accumulation unit value at end of period      $7.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.769               --               --
Accumulation unit value at end of period      $7.698               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.525               --               --
Accumulation unit value at end of period     $10.504               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.297               --               --
Accumulation unit value at end of period     $10.219               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
ALLIANCEBERNSTEIN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $6.873               --               --
Accumulation unit value at end of period      $6.565               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $6.687               --               --
Accumulation unit value at end of period      $6.340               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.380           $7.448           $5.380
Accumulation unit value at end of period      $8.595           $8.380           $7.448
Number of accumulation units outstanding
 at end of period (in thousands)                  71               48                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.214           $7.355           $5.343
Accumulation unit value at end of period      $8.362           $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                 102               57               27

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANZ NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.607               --               --  (a)
Accumulation unit value at end of period      $8.673               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.590               --               --  (a)
Accumulation unit value at end of period      $8.616               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANZ NFJ SMALL-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.098           $8.930               --
Accumulation unit value at end of period     $11.276          $11.098               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.878           $8.819           $6.267
Accumulation unit value at end of period     $10.970          $10.878           $8.819
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               21
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.362               --               --
Accumulation unit value at end of period      $8.641               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.180               --               --
Accumulation unit value at end of period     $10.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.515          $17.356          $14.291
Accumulation unit value at end of period     $20.060          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                 916              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.802          $13.263          $10.982
Accumulation unit value at end of period     $15.101          $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  44               31               29
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.637               --               --
Accumulation unit value at end of period     $18.330               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.384               --               --
Accumulation unit value at end of period     $17.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
AMERICAN CENTURY LARGE COMPANY VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.495               --               --
Accumulation unit value at end of period      $7.535               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.238               --               --
Accumulation unit value at end of period      $9.218               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.515          $17.356          $14.291
Accumulation unit value at end of period     $12.383          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                  20              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.903          $10.576           $8.490
Accumulation unit value at end of period     $11.694          $12.903          $10.576
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10               11
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.574               --               --
Accumulation unit value at end of period      $9.526               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.858               --               --
Accumulation unit value at end of period     $10.723               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               --               --
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.950               --               --
Accumulation unit value at end of period     $10.247               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 104               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.143               --               --
Accumulation unit value at end of period     $11.389               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 195               --               --
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.019           $8.081               --
Accumulation unit value at end of period      $9.372           $9.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.684           $9.645           $7.251
Accumulation unit value at end of period     $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  48               37               46

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.139           $8.452               --
Accumulation unit value at end of period      $9.318           $9.139               --
Number of accumulation units outstanding
 at end of period (in thousands)                 312              229               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.002          $10.252           $7.958
Accumulation unit value at end of period     $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 461              444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.110          $14.107           $9.788
Accumulation unit value at end of period     $13.857          $15.110          $14.107
Number of accumulation units outstanding
 at end of period (in thousands)                 235              172              105
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.427          $13.570           $9.468
Accumulation unit value at end of period     $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 197              158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.041          $17.544          $11.894
Accumulation unit value at end of period     $16.321          $19.041          $17.544
Number of accumulation units outstanding
 at end of period (in thousands)                 114              100               52
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.730          $16.460          $11.222
Accumulation unit value at end of period     $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 178              163              136
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.099           $8.043           $5.754
Accumulation unit value at end of period      $8.852           $9.099           $8.043
Number of accumulation units outstanding
 at end of period (in thousands)                 312              167              139
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.984           $9.783           $7.038
Accumulation unit value at end of period     $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 274              285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.951               --               --
Accumulation unit value at end of period      $9.116               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  69               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.259               --               --
Accumulation unit value at end of period     $11.146               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 100               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.654          $10.012           $8.750
Accumulation unit value at end of period     $11.253          $10.654          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  94               66               56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.925          $10.344           $9.091
Accumulation unit value at end of period     $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 187              202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.991          $11.662           $8.507
Accumulation unit value at end of period     $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 374              375              204
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.097          $10.941           $8.026
Accumulation unit value at end of period     $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 495              492              482
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.267               --               --
Accumulation unit value at end of period      $9.699               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 245               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.906               --               --
Accumulation unit value at end of period     $11.330               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 175               --               --
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.771           $7.978           $5.879
Accumulation unit value at end of period      $8.543           $8.771           $7.978
Number of accumulation units outstanding
 at end of period (in thousands)                  79               69               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.183           $9.332           $6.915
Accumulation unit value at end of period      $9.844          $10.183           $9.332
Number of accumulation units outstanding
 at end of period (in thousands)                 156              143              129
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.579               --               --
Accumulation unit value at end of period      $8.965               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.680               --               --
Accumulation unit value at end of period     $10.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $8.373               --               --
 period
Accumulation unit value at end of period      $8.887               --               --
Number of accumulation units outstanding          42               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $9.933               --               --
 period
Accumulation unit value at end of period     $10.465               --               --
Number of accumulation units outstanding          85               --               --
 at end of period (in thousands)
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.537               --               --
 period
Accumulation unit value at end of period     $12.541               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $12.458               --               --
 period
Accumulation unit value at end of period     $12.369               --               --
Number of accumulation units outstanding           3               --               --
 at end of period (in thousands)
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $11.737               --               --
 period
Accumulation unit value at end of period     $11.829               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.663               --               --
 period
Accumulation unit value at end of period     $11.667               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $11.422               --               --
 period
Accumulation unit value at end of period     $11.891               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.350               --               --
 period
Accumulation unit value at end of period     $11.728               --               --
Number of accumulation units outstanding           4               --               --
 at end of period (in thousands)
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $18.840               --               --
 period
Accumulation unit value at end of period     $17.034               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $18.584               --               --
 period
Accumulation unit value at end of period     $16.677               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $17.723               --               --
 period
Accumulation unit value at end of period     $18.622               --               --
Number of accumulation units outstanding          21               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $17.482               --               --
 period
Accumulation unit value at end of period     $18.232               --               --
Number of accumulation units outstanding          12               --               --
 at end of period (in thousands)
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.238          $11.197               --
 period
Accumulation unit value at end of period     $11.726          $12.238               --
Number of accumulation units outstanding         156              188               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $13.388          $12.340           $9.830
 period
Accumulation unit value at end of period     $12.731          $13.388          $12.340
Number of accumulation units outstanding          98               62               43
 at end of period (in thousands)
BLACKROCK LARGE CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $7.881               --               --
 period
Accumulation unit value at end of period      $7.839               --               --
Number of accumulation units outstanding           4               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $9.670               --               --
 period
Accumulation unit value at end of period      $9.547               --               --
Number of accumulation units outstanding           6               --               --
 at end of period (in thousands)
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $9.859               --               --
 period
Accumulation unit value at end of period      $9.751               --               --
Number of accumulation units outstanding          35               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $12.155               --               --
 period
Accumulation unit value at end of period     $11.932               --               --
Number of accumulation units outstanding          20               --               --
 at end of period (in thousands)
BLACKROCK MID-CAP GROWTH EQUITY
 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.000               --               --  (c)
 period
Accumulation unit value at end of period      $8.864               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.000               --               --  (c)
 period
Accumulation unit value at end of period      $8.830               --               --
Number of accumulation units outstanding          12               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $20.883               --               --
 period
Accumulation unit value at end of period     $19.622               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $20.600               --               --
 period
Accumulation unit value at end of period     $19.211               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.201               --               --
 period
Accumulation unit value at end of period     $10.060               --               --
Number of accumulation units outstanding           8               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.695               --               --
 period
Accumulation unit value at end of period     $11.447               --               --
Number of accumulation units outstanding          10               --               --
 at end of period (in thousands)
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $11.650          $11.028           $9.981
 period
Accumulation unit value at end of period     $12.241          $11.650          $11.028
Number of accumulation units outstanding          42               14                9
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.711          $11.170          $10.166
 period
Accumulation unit value at end of period     $12.213          $11.711          $11.170
Number of accumulation units outstanding          44               37               23
 at end of period (in thousands)
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $13.536          $11.604           $8.277
 period
Accumulation unit value at end of period     $13.167          $13.536          $11.604
Number of accumulation units outstanding          78               33               22
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.452           $9.892           $7.096
 period
Accumulation unit value at end of period     $11.057          $11.452           $9.892
Number of accumulation units outstanding          66               48               26
 at end of period (in thousands)
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.875               --               --
 period
Accumulation unit value at end of period     $11.106               --               --
Number of accumulation units outstanding          18               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.660               --               --
 period
Accumulation unit value at end of period     $10.805               --               --
Number of accumulation units outstanding          37               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $19.726               --               --
 period
Accumulation unit value at end of period     $19.395               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $19.459               --               --
 period
Accumulation unit value at end of period     $18.989               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $8.606               --               --
 period
Accumulation unit value at end of period      $8.091               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $8.374               --               --
 period
Accumulation unit value at end of period      $7.814               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $19.951               --               --
 period
Accumulation unit value at end of period     $17.397               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $19.680               --               --
 period
Accumulation unit value at end of period     $17.033               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
COLUMBIA MARSICO GROWTH FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $9.467               --               --
 period
Accumulation unit value at end of period      $9.253               --               --
Number of accumulation units outstanding          11               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.977               --               --
 period
Accumulation unit value at end of period     $10.649               --               --
Number of accumulation units outstanding          22               --               --
 at end of period (in thousands)
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $8.764               --               --
 period
Accumulation unit value at end of period      $8.347               --               --
Number of accumulation units outstanding          19               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $8.530               --               --
 period
Accumulation unit value at end of period      $8.063               --               --
Number of accumulation units outstanding          22               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
 -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $9.207               --               --
 period
Accumulation unit value at end of period      $8.390               --               --
Number of accumulation units outstanding           5               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $8.959               --               --
 period
Accumulation unit value at end of period      $8.103               --               --
Number of accumulation units outstanding          18               --               --
 at end of period (in thousands)
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.544               --               --
 period
Accumulation unit value at end of period      $9.616               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.260               --               --
 period
Accumulation unit value at end of period      $9.286               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.177          $10.615               --
 period
Accumulation unit value at end of period     $11.527          $12.177               --
Number of accumulation units outstanding          19               17               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $15.444          $13.564           $9.575
 period
Accumulation unit value at end of period     $14.510          $15.444          $13.564
Number of accumulation units outstanding           4                2                1
 at end of period (in thousands)
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $11.988          $10.443               --
 period
Accumulation unit value at end of period     $11.087          $11.988               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.665          $10.238           $7.018
 period
Accumulation unit value at end of period     $10.708          $11.665          $10.238
Number of accumulation units outstanding           5                4                3
 at end of period (in thousands)
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $22.528               --               --
 period
Accumulation unit value at end of period     $21.017               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $22.222               --               --
 period
Accumulation unit value at end of period     $20.577               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
COLUMBIA(SM) ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.493               --               --
Accumulation unit value at end of period     $21.282               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.188               --               --
Accumulation unit value at end of period     $20.836               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
DAVIS FINANCIAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.817           $7.062           $4.431
Accumulation unit value at end of period      $7.076           $7.817           $7.062
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.541           $8.684               --
Accumulation unit value at end of period      $8.572           $9.541               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               --
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.099          $12.638           $8.618
Accumulation unit value at end of period     $13.357          $14.099          $12.638
Number of accumulation units outstanding
 at end of period (in thousands)                  65               45               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.924           $8.176
Accumulation unit value at end of period     $12.414          $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  93               82               90
DOMINI SOCIAL EQUITY FUND(R) -- INVESTOR
 CLASS
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.963               --               --  (a)
Accumulation unit value at end of period     $10.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.455               --               --  (a)
Accumulation unit value at end of period     $10.350               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.324          $10.737          $10.330
Accumulation unit value at end of period     $12.105          $11.324          $10.737
Number of accumulation units outstanding
 at end of period (in thousands)                  50               69                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.099          $10.603          $10.259
Accumulation unit value at end of period     $11.776          $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  79               43               32

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.236          $10.556           $7.146
Accumulation unit value at end of period     $12.881          $13.236          $10.556
Number of accumulation units outstanding
 at end of period (in thousands)                  40               25               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.706          $10.209           $6.950
Accumulation unit value at end of period     $12.272          $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  34               25               25
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.424           $8.267           $5.955
Accumulation unit value at end of period      $9.532           $9.424           $8.267
Number of accumulation units outstanding
 at end of period (in thousands)                 147              129               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.237           $8.164           $5.914
Accumulation unit value at end of period      $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  85               52               40
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.365           $9.859           $6.680
Accumulation unit value at end of period     $12.404          $12.365           $9.859
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.869           $9.535               --
Accumulation unit value at end of period     $11.818          $11.869               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               18               --
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.183               --               --
Accumulation unit value at end of period     $16.208               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.950               --               --
Accumulation unit value at end of period     $15.868               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.038               --               --
Accumulation unit value at end of period     $14.387               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.834               --               --
Accumulation unit value at end of period     $14.086               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.956               --               --
Accumulation unit value at end of period      $7.571               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.704               --               --
Accumulation unit value at end of period      $8.981               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
DWS STRATEGIC VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $6.886               --               --
Accumulation unit value at end of period      $6.696               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.367               --               --
Accumulation unit value at end of period      $8.075               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.439               --               --
Accumulation unit value at end of period     $15.564               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.229               --               --
Accumulation unit value at end of period     $15.238               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.115               --               --
Accumulation unit value at end of period     $12.604               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.022               --               --
Accumulation unit value at end of period     $13.446               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.287           $7.568               --
Accumulation unit value at end of period      $7.876           $8.287               --
Number of accumulation units outstanding
 at end of period (in thousands)                 200              172               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.315           $9.491           $7.145
Accumulation unit value at end of period      $9.731          $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  76               74               64

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.957           $9.908           $8.618
Accumulation unit value at end of period     $11.420          $10.957           $9.908
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.591          $11.472          $10.035
Accumulation unit value at end of period     $13.026          $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                1
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.263               --               --
Accumulation unit value at end of period      $8.734               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.085               --               --
Accumulation unit value at end of period     $10.373               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.502           $8.042               --
Accumulation unit value at end of period      $8.152           $9.502               --
Number of accumulation units outstanding
 at end of period (in thousands)                 158               37               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.629           $9.916           $7.204
Accumulation unit value at end of period      $9.902          $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  96              109               97
FEDERATED MID CAP GROWTH STRATEGIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.960               --               --
Accumulation unit value at end of period      $8.594               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.846               --               --
Accumulation unit value at end of period     $10.326               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.252           $7.494               --
Accumulation unit value at end of period      $8.206           $9.252               --
Number of accumulation units outstanding
 at end of period (in thousands)                  53               66               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.002           $7.347           $4.246
Accumulation unit value at end of period      $7.925           $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               34

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL
 CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.464               --               --
Accumulation unit value at end of period      $8.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.208               --               --
Accumulation unit value at end of period      $8.560               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.003           $8.752           $6.059
Accumulation unit value at end of period     $10.016          $10.003           $8.752
Number of accumulation units outstanding
 at end of period (in thousands)                  38               23                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.000          $10.578           $7.364
Accumulation unit value at end of period     $11.925          $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                  21                9               20
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.643           $9.473               --
Accumulation unit value at end of period     $10.889          $10.643               --
Number of accumulation units outstanding
 at end of period (in thousands)                 106               88               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.889          $10.662           $7.589
Accumulation unit value at end of period     $12.073          $11.889          $10.662
Number of accumulation units outstanding
 at end of period (in thousands)                 184              209              163
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.973               --               --
Accumulation unit value at end of period     $14.353               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.295               --               --
Accumulation unit value at end of period     $13.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.413          $11.253               --
Accumulation unit value at end of period     $12.679          $12.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                  76               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.126          $11.988           $9.911
Accumulation unit value at end of period     $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  41               37               49

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.246          $10.276               --
Accumulation unit value at end of period     $11.111          $11.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  93               86               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.307          $11.329           $9.445
Accumulation unit value at end of period     $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  57               43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.407           $9.150               --
Accumulation unit value at end of period     $10.029          $10.407               --
Number of accumulation units outstanding
 at end of period (in thousands)                  96              112               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.747           $7.994
Accumulation unit value at end of period     $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  74               87               65
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.084           $9.949               --
Accumulation unit value at end of period     $10.864          $11.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               55               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.453          $11.262           $8.936
Accumulation unit value at end of period     $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 145              127              132
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.151               --               --
Accumulation unit value at end of period     $12.759               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.487               --               --
Accumulation unit value at end of period     $13.014               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.160               --               --  (a)
Accumulation unit value at end of period      $9.478               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143               --               --  (a)
Accumulation unit value at end of period      $9.415               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.963          $11.466               --
Accumulation unit value at end of period     $12.675          $11.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.076          $11.661          $11.422
Accumulation unit value at end of period     $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  30               30               26
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.989          $12.397               --
Accumulation unit value at end of period     $14.232          $13.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.156          $11.746           $8.296
Accumulation unit value at end of period     $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  19               15                9
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.327               --               --
Accumulation unit value at end of period      $7.638               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.102               --               --
Accumulation unit value at end of period      $7.377               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.516               --               --  (a)
Accumulation unit value at end of period     $17.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.166               --               --  (a)
Accumulation unit value at end of period     $16.360               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.613               --               --  (a)
Accumulation unit value at end of period      $9.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.596               --               --  (a)
Accumulation unit value at end of period      $9.516               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.180           $8.127           $5.650
Accumulation unit value at end of period     $10.171          $10.180           $8.127
Number of accumulation units outstanding
 at end of period (in thousands)                  91               43               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.613           $9.341           $6.531
Accumulation unit value at end of period     $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  52               33               33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.515               --               --
Accumulation unit value at end of period     $21.447               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.209               --               --
Accumulation unit value at end of period     $20.998               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
HARTFORD ADVISERS HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.853               --               --
Accumulation unit value at end of period      $9.961               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.031               --               --
Accumulation unit value at end of period     $11.068               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.490           $8.445           $6.139
Accumulation unit value at end of period      $9.543           $9.490           $8.445
Number of accumulation units outstanding
 at end of period (in thousands)                  51               45               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.208          $10.049           $7.346
Accumulation unit value at end of period     $11.186          $11.208          $10.049
Number of accumulation units outstanding
 at end of period (in thousands)                 112               97              112
HARTFORD GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.013               --               --
Accumulation unit value at end of period      $9.049               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.118               --               --
Accumulation unit value at end of period      $9.972               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.068               --               --
Accumulation unit value at end of period      $8.202               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.280               --               --
Accumulation unit value at end of period     $10.126               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  70               --               --
HARTFORD HEALTHCARE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.072               --               --
Accumulation unit value at end of period     $10.851               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.161               --               --
Accumulation unit value at end of period     $11.933               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.347           $8.208               --
Accumulation unit value at end of period      $9.450           $9.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               45               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.171           $8.999               --
Accumulation unit value at end of period     $10.206          $10.171               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               15               --
HARTFORD MONEY MARKET HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.454          $10.506          $10.541
Accumulation unit value at end of period     $10.401          $10.454          $10.506
Number of accumulation units outstanding
 at end of period (in thousands)                  77               71               46
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.344          $10.474          $10.568
Accumulation unit value at end of period     $10.215          $10.344          $10.474
Number of accumulation units outstanding
 at end of period (in thousands)                 143              134              199
HARTFORD SMALL COMPANY HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.848           $7.992               --
Accumulation unit value at end of period      $9.443           $9.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.598           $7.848           $5.520
Accumulation unit value at end of period      $9.135           $9.598           $7.848
Number of accumulation units outstanding
 at end of period (in thousands)                  20               17               12

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.881               --               --
Accumulation unit value at end of period     $10.953               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.139               --               --
Accumulation unit value at end of period     $12.129               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
HARTFORD TOTAL RETURN BOND HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.499          $10.775               --
Accumulation unit value at end of period     $12.211          $11.499               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.723          $11.068           $9.858
Accumulation unit value at end of period     $12.355          $11.723          $11.068
Number of accumulation units outstanding
 at end of period (in thousands)                  54               67               47
HARTFORD VALUE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.362               --               --
Accumulation unit value at end of period     $11.056               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.288               --               --
Accumulation unit value at end of period     $10.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
INVESCO CAPITAL DEVELOPMENT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.725               --               --
Accumulation unit value at end of period      $8.957               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.532               --               --
Accumulation unit value at end of period      $8.713               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
INVESCO EUROPEAN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.126           $7.265               --
Accumulation unit value at end of period      $7.675           $8.126               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               45               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.708          $10.547           $7.071
Accumulation unit value at end of period     $10.976          $11.708          $10.547
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                8

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.112               --               --
Accumulation unit value at end of period      $8.428               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.659               --               --
Accumulation unit value at end of period     $11.621               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.554          $20.096          $11.109
Accumulation unit value at end of period     $26.283          $24.554          $20.096
Number of accumulation units outstanding
 at end of period (in thousands)                  25               18               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.150          $19.090          $10.612
Accumulation unit value at end of period     $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  30               20               19
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.082           $7.880           $5.750
Accumulation unit value at end of period      $9.990          $10.082           $7.880
Number of accumulation units outstanding
 at end of period (in thousands)                  14               10                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.866           $9.345           $6.857
Accumulation unit value at end of period     $11.671          $11.866           $9.345
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                4
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.350               --               --
Accumulation unit value at end of period     $20.973               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.060               --               --
Accumulation unit value at end of period     $20.534               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
INVESCO VAN KAMPEN AMERICAN FRANCHISE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.353               --               --  (a)
Accumulation unit value at end of period      $8.886               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.350               --               --  (a)
Accumulation unit value at end of period      $8.838               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.192               --               --
Accumulation unit value at end of period     $22.214               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.891               --               --
Accumulation unit value at end of period     $21.749               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.728          $11.065               --
Accumulation unit value at end of period     $12.414          $12.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               50               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.863          $10.391           $7.246
Accumulation unit value at end of period     $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  40               53               44
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.727          $14.063               --
Accumulation unit value at end of period     $15.456          $15.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                 323              289               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.714          $13.256          $10.189
Accumulation unit value at end of period     $14.352          $14.714          $13.256
Number of accumulation units outstanding
 at end of period (in thousands)                  99              106              104
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.759               --               --
Accumulation unit value at end of period      $8.533               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.467               --               --
Accumulation unit value at end of period     $10.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.264               --               --
Accumulation unit value at end of period     $10.187               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.252               --               --
Accumulation unit value at end of period     $11.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.125           $8.212           $6.401
Accumulation unit value at end of period      $9.734          $10.125           $8.212
Number of accumulation units outstanding
 at end of period (in thousands)                  34               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.486           $9.386           $7.357
Accumulation unit value at end of period     $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  25               29               29
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.122               --               --
Accumulation unit value at end of period     $21.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.809               --               --
Accumulation unit value at end of period     $20.679               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
INVESCO VAN KAMPEN VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.280               --               --  (a)
Accumulation unit value at end of period      $9.190               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.277               --               --  (a)
Accumulation unit value at end of period      $9.141               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.524               --               --
Accumulation unit value at end of period     $12.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.341               --               --
Accumulation unit value at end of period     $12.164               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.378           $8.042           $4.989
Accumulation unit value at end of period      $7.335           $9.378           $8.042
Number of accumulation units outstanding
 at end of period (in thousands)                  67               54               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.878          $11.126               --
Accumulation unit value at end of period      $9.997          $12.878               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               41               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.426               --               --
Accumulation unit value at end of period     $10.587               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.766               --               --
Accumulation unit value at end of period     $11.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.777          $11.573               --
Accumulation unit value at end of period     $12.189          $12.777               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.432          $11.346           $8.375
Accumulation unit value at end of period     $11.772          $12.432          $11.346
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7                3
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.377               --               --
Accumulation unit value at end of period     $12.446               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.239               --               --
Accumulation unit value at end of period     $12.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.945          $12.773               --
Accumulation unit value at end of period     $15.531          $15.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.768          $12.726               --
Accumulation unit value at end of period     $15.244          $15.768               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.513          $14.762          $10.352
Accumulation unit value at end of period     $14.306          $15.513          $14.762
Number of accumulation units outstanding
 at end of period (in thousands)                 235              192              180
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.842          $15.188               --
Accumulation unit value at end of period     $14.499          $15.842               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.012          $12.681          $10.000
Accumulation unit value at end of period     $10.019          $15.012          $12.681
Number of accumulation units outstanding
 at end of period (in thousands)                 211              191              132
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.845          $12.634               --
Accumulation unit value at end of period      $9.834          $14.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               56               --
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.554               --               --
Accumulation unit value at end of period     $12.321               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.397               --               --
Accumulation unit value at end of period     $12.063               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.392               --               --
Accumulation unit value at end of period     $20.819               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.115               --               --
Accumulation unit value at end of period     $20.383               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.958               --               --
Accumulation unit value at end of period     $22.997               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.633               --               --
Accumulation unit value at end of period     $22.515               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.991               --               --
Accumulation unit value at end of period     $21.929               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.679               --               --
Accumulation unit value at end of period     $21.470               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2010 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.324               --               --  (a)
Accumulation unit value at end of period      $9.959               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.308               --               --  (a)
Accumulation unit value at end of period      $9.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT 2015 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.386               --               --  (a)
Accumulation unit value at end of period      $9.815               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.369               --               --  (a)
Accumulation unit value at end of period      $9.750               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT 2020 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.413               --               --  (a)
Accumulation unit value at end of period      $9.689               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.396               --               --  (a)
Accumulation unit value at end of period      $9.625               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
JPMORGAN SMARTRETIREMENT 2025 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.446               --               --  (a)
Accumulation unit value at end of period      $9.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.429               --               --  (a)
Accumulation unit value at end of period      $9.430               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
JPMORGAN SMARTRETIREMENT 2030 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period      $9.326               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.453               --               --  (a)
Accumulation unit value at end of period      $9.264               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2035 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.490               --               --  (a)
Accumulation unit value at end of period      $9.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.474               --               --  (a)
Accumulation unit value at end of period      $9.166               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
JPMORGAN SMARTRETIREMENT 2040 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.492               --               --  (a)
Accumulation unit value at end of period      $9.219               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.475               --               --  (a)
Accumulation unit value at end of period      $9.157               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
JPMORGAN SMARTRETIREMENT 2045 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.483               --               --  (a)
Accumulation unit value at end of period      $9.214               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466               --               --  (a)
Accumulation unit value at end of period      $9.153               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
JPMORGAN SMARTRETIREMENT 2050 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.485               --               --  (a)
Accumulation unit value at end of period      $9.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.468               --               --  (a)
Accumulation unit value at end of period      $9.155               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.325               --               --  (a)
Accumulation unit value at end of period      $9.968               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.309               --               --  (a)
Accumulation unit value at end of period      $9.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $28.751               --               --
Accumulation unit value at end of period     $30.328               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.361               --               --
Accumulation unit value at end of period     $29.693               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.616               --               --
Accumulation unit value at end of period     $10.220               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.991               --               --
Accumulation unit value at end of period      $9.546               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.135               --               --
Accumulation unit value at end of period      $9.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.889               --               --
Accumulation unit value at end of period      $8.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
LEGG MASON CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.338               --               --  (a)
Accumulation unit value at end of period      $9.735               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.321               --               --  (a)
Accumulation unit value at end of period      $9.671               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.006               --               --
Accumulation unit value at end of period     $19.178               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.735               --               --
Accumulation unit value at end of period     $18.776               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.698               --               --
Accumulation unit value at end of period     $10.706               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.410               --               --
Accumulation unit value at end of period     $10.340               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.226           $9.296               --
Accumulation unit value at end of period     $10.304          $10.226               --
Number of accumulation units outstanding
 at end of period (in thousands)                 147              139               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.116          $10.181               --
Accumulation unit value at end of period     $11.116          $11.116               --
Number of accumulation units outstanding
 at end of period (in thousands)                 213              165               --
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.732           $8.769               --
Accumulation unit value at end of period      $9.599           $9.732               --
Number of accumulation units outstanding
 at end of period (in thousands)                 204              212               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.769           $9.777               --
Accumulation unit value at end of period     $10.543          $10.769               --
Number of accumulation units outstanding
 at end of period (in thousands)                 152              115               --
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.312           $8.326               --
Accumulation unit value at end of period      $9.020           $9.312               --
Number of accumulation units outstanding
 at end of period (in thousands)                 216              180               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466           $9.428               --
Accumulation unit value at end of period     $10.062          $10.466               --
Number of accumulation units outstanding
 at end of period (in thousands)                 149              102               --
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.917          $10.055               --
Accumulation unit value at end of period     $11.253          $10.917               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               48               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.710          $10.866               --
Accumulation unit value at end of period     $11.981          $11.710               --
Number of accumulation units outstanding
 at end of period (in thousands)                  67               59               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.797               --               --
Accumulation unit value at end of period     $11.915               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.723               --               --
Accumulation unit value at end of period     $11.751               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.998               --               --  (a)
Accumulation unit value at end of period     $11.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.883               --               --  (a)
Accumulation unit value at end of period     $11.793               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.739               --               --
Accumulation unit value at end of period     $16.162               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.525               --               --
Accumulation unit value at end of period     $15.823               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.233               --               --
Accumulation unit value at end of period      $7.550               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.732               --               --
Accumulation unit value at end of period      $8.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
LORD ABBETT BOND-DEBENTURE FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.979          $10.653               --
Accumulation unit value at end of period     $12.380          $11.979               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.092          $11.731           $8.953
Accumulation unit value at end of period     $13.430          $13.092          $11.731
Number of accumulation units outstanding
 at end of period (in thousands)                  56               47               39

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.974               --               --
Accumulation unit value at end of period      $9.096               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.715               --               --
Accumulation unit value at end of period      $8.793               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.857               --               --
Accumulation unit value at end of period     $11.602               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.549               --               --
Accumulation unit value at end of period     $11.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.390               --               --
Accumulation unit value at end of period     $19.492               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.322               --               --
Accumulation unit value at end of period     $13.589               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.230               --               --
Accumulation unit value at end of period      $7.188               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.953               --               --
Accumulation unit value at end of period      $9.495               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
LORD ABBETT SMALL CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.448               --               --
Accumulation unit value at end of period      $9.234               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.584               --               --
Accumulation unit value at end of period     $10.266               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MANAGERS CADENCE MID-CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.241               --               --
Accumulation unit value at end of period      $9.043               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.965               --               --
Accumulation unit value at end of period     $10.651               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MARSHALL MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.805               --               --
Accumulation unit value at end of period      $9.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.416               --               --
Accumulation unit value at end of period     $10.505               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.942               --               --
Accumulation unit value at end of period     $17.529               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.698               --               --
Accumulation unit value at end of period     $17.162               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
MFS(R) CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.009               --               --
Accumulation unit value at end of period     $13.781               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.847               --               --
Accumulation unit value at end of period     $13.520               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.408          $10.961          $10.731
Accumulation unit value at end of period     $12.168          $11.408          $10.961
Number of accumulation units outstanding
 at end of period (in thousands)                  63               51               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.182          $10.824          $10.657
Accumulation unit value at end of period     $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  64               48               46

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.498               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.462               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.900               --               --
Accumulation unit value at end of period     $17.468               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.657               --               --
Accumulation unit value at end of period     $17.102               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.665               --               --  (a)
Accumulation unit value at end of period      $8.407               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.648               --               --  (a)
Accumulation unit value at end of period      $8.351               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.321               --               --
Accumulation unit value at end of period     $13.041               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.642               --               --
Accumulation unit value at end of period     $13.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.459           $7.664               --
Accumulation unit value at end of period      $7.505           $8.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.291           $7.569           $5.140
Accumulation unit value at end of period      $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  49               26               21

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.999               --               --
Accumulation unit value at end of period     $22.144               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.700               --               --
Accumulation unit value at end of period     $21.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.753           $8.904               --
Accumulation unit value at end of period      $9.881           $9.753               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.004          $10.121           $8.160
Accumulation unit value at end of period     $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  28               21               19
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.856           $8.726           $6.116
Accumulation unit value at end of period     $10.453           $9.856           $8.726
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.141          $11.722               --
Accumulation unit value at end of period     $13.833          $13.141               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               19               --
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.902           $8.031               --
Accumulation unit value at end of period      $8.840           $8.902               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               38               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.662           $7.873           $5.880
Accumulation unit value at end of period      $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  52               35               21
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.505               --               --
Accumulation unit value at end of period     $12.313               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.124               --               --
Accumulation unit value at end of period     $11.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.189               --               --
Accumulation unit value at end of period      $7.945               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.540               --               --
Accumulation unit value at end of period      $9.186               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.561           $8.651           $7.089
Accumulation unit value at end of period      $9.229           $9.561           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                 217               53               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.953           $9.073           $7.477
Accumulation unit value at end of period      $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 221              197              159
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.532               --               --
Accumulation unit value at end of period     $14.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.596               --               --
Accumulation unit value at end of period     $13.187               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.031               --               --
Accumulation unit value at end of period     $11.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.955               --               --
Accumulation unit value at end of period     $11.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.647               --               --  (a)
Accumulation unit value at end of period      $9.142               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.630               --               --  (a)
Accumulation unit value at end of period      $9.081               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.315               --               --  (a)
Accumulation unit value at end of period      $8.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.298               --               --  (a)
Accumulation unit value at end of period      $8.226               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
OPPENHEIMER CAPITAL INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.514               --               --
Accumulation unit value at end of period      $7.791               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.844               --               --
Accumulation unit value at end of period      $9.102               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
OPPENHEIMER EQUITY FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.470               --               --
Accumulation unit value at end of period      $8.183               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.519               --               --
Accumulation unit value at end of period     $10.087               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.436               --               --
Accumulation unit value at end of period     $15.840               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  91               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.313               --               --
Accumulation unit value at end of period     $14.710               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.198               --               --
Accumulation unit value at end of period     $12.243               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.134               --               --
Accumulation unit value at end of period     $13.084               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.573          $12.732           $8.468
Accumulation unit value at end of period     $14.472          $19.573          $12.732
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $29.040          $19.032          $12.729
Accumulation unit value at end of period     $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  30               22               18
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.809          $11.973          $10.172
Accumulation unit value at end of period     $12.710          $12.809          $11.973
Number of accumulation units outstanding
 at end of period (in thousands)                  93               77               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.186          $13.360          $11.415
Accumulation unit value at end of period     $13.972          $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                 120              104               89
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.040               --               --
Accumulation unit value at end of period      $8.301               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987               --               --
Accumulation unit value at end of period     $11.836               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
OPPENHEIMER MAIN STREET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.644               --               --
Accumulation unit value at end of period      $8.582               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.414               --               --
Accumulation unit value at end of period      $8.291               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
OPPENHEIMER MAIN STREET SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.880               --               --
Accumulation unit value at end of period      $8.577               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.814               --               --
Accumulation unit value at end of period     $10.366               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.116               --               --
Accumulation unit value at end of period      $8.830               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.554               --               --
Accumulation unit value at end of period     $10.147               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.691           $6.868               --
Accumulation unit value at end of period      $9.349           $8.691               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.016           $6.382           $3.351
Accumulation unit value at end of period      $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9                9
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.008               --               --
Accumulation unit value at end of period      $7.368               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.698               --               --
Accumulation unit value at end of period      $9.770               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.010               --               --
Accumulation unit value at end of period     $13.560               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.855               --               --
Accumulation unit value at end of period     $13.309               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PIMCO EMERGING MARKETS BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.537          $11.184               --
Accumulation unit value at end of period     $13.259          $12.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.759          $12.367           $9.900
Accumulation unit value at end of period     $14.443          $13.759          $12.367
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               27

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.071          $13.008          $11.883
Accumulation unit value at end of period     $15.559          $14.071          $13.008
Number of accumulation units outstanding
 at end of period (in thousands)                  79               41               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.389          $12.470          $11.457
Accumulation unit value at end of period     $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 127               83               69
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.574          $12.585          $11.313
Accumulation unit value at end of period     $14.013          $13.574          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                 505              357              141
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.667          $12.767          $11.541
Accumulation unit value at end of period     $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 316              224              192
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.290           $8.903           $5.421
Accumulation unit value at end of period      $7.757          $10.290           $8.903
Number of accumulation units outstanding
 at end of period (in thousands)                  48               42                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.013           $8.728           $5.344
Accumulation unit value at end of period      $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  50               36               34
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.833               --               --
Accumulation unit value at end of period     $18.880               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.591               --               --
Accumulation unit value at end of period     $18.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.920               --               --
Accumulation unit value at end of period      $8.469               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.800               --               --
Accumulation unit value at end of period     $10.177               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PIONEER GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.895               --               --
Accumulation unit value at end of period     $12.506               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.762               --               --
Accumulation unit value at end of period     $12.284               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PIONEER HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.660          $10.819           $6.964
Accumulation unit value at end of period     $12.377          $12.660          $10.819
Number of accumulation units outstanding
 at end of period (in thousands)                  88               65               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.397          $11.535           $7.467
Accumulation unit value at end of period     $13.000          $13.397          $11.535
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19               35
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.832           $7.538               --
Accumulation unit value at end of period      $8.257           $8.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.827           $9.310           $6.910
Accumulation unit value at end of period     $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               27               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.855               --               --
Accumulation unit value at end of period     $20.941               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.572               --               --
Accumulation unit value at end of period     $20.502               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.307          $11.978               --
Accumulation unit value at end of period     $13.654          $13.307               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.292           $9.708
Accumulation unit value at end of period     $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  32               22               23

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.063               --               --
Accumulation unit value at end of period     $18.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.804               --               --
Accumulation unit value at end of period     $17.854               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.272               --               --
Accumulation unit value at end of period     $19.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.010               --               --
Accumulation unit value at end of period     $19.170               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.081               --               --
Accumulation unit value at end of period      $9.202               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.126               --               --
Accumulation unit value at end of period     $11.191               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.478               --               --
Accumulation unit value at end of period     $12.807               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.474               --               --
Accumulation unit value at end of period     $13.726               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.012               --               --
Accumulation unit value at end of period      $7.061               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.771               --               --
Accumulation unit value at end of period      $6.821               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.793               --               --
Accumulation unit value at end of period      $7.741               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.110               --               --
Accumulation unit value at end of period      $8.981               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PUTNAM SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.425               --               --
Accumulation unit value at end of period      $8.058               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.119               --               --
Accumulation unit value at end of period      $9.606               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.356               --               --  (a)
Accumulation unit value at end of period      $9.410               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.340               --               --  (a)
Accumulation unit value at end of period      $9.348               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.489               --               --
Accumulation unit value at end of period     $21.609               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.170               --               --
Accumulation unit value at end of period     $21.156               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.242               --               --
Accumulation unit value at end of period     $21.249               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.940               --               --
Accumulation unit value at end of period     $20.804               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.747               --               --
Accumulation unit value at end of period     $20.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.465               --               --
Accumulation unit value at end of period     $19.812               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.846               --               --
Accumulation unit value at end of period     $20.098               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.550               --               --
Accumulation unit value at end of period     $19.677               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.923               --               --
Accumulation unit value at end of period     $16.376               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.693               --               --
Accumulation unit value at end of period     $16.033               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.063               --               --
Accumulation unit value at end of period     $14.263               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.872               --               --
Accumulation unit value at end of period     $13.964               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.484               --               --
Accumulation unit value at end of period     $18.032               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.219               --               --
Accumulation unit value at end of period     $17.654               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.275               --               --
Accumulation unit value at end of period     $17.215               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.027               --               --
Accumulation unit value at end of period     $16.854               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.580               --               --
Accumulation unit value at end of period     $15.496               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.368               --               --
Accumulation unit value at end of period     $15.171               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.642               --               --
Accumulation unit value at end of period      $8.492               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.409               --               --
Accumulation unit value at end of period      $8.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.664           $8.348               --
Accumulation unit value at end of period      $9.475           $9.664               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.403           $8.184           $5.851
Accumulation unit value at end of period      $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  84               33               19
T. ROWE PRICE RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.536           $9.441           $7.160
Accumulation unit value at end of period     $10.485          $10.536           $9.441
Number of accumulation units outstanding
 at end of period (in thousands)                  31                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.327           $9.324           $7.111
Accumulation unit value at end of period     $10.200          $10.327           $9.324
Number of accumulation units outstanding
 at end of period (in thousands)                  63               69               59

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.327           $9.088           $6.527
Accumulation unit value at end of period     $10.100          $10.327           $9.088
Number of accumulation units outstanding
 at end of period (in thousands)                 187               82               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.122           $8.974           $6.482
Accumulation unit value at end of period      $9.825          $10.122           $8.974
Number of accumulation units outstanding
 at end of period (in thousands)                 224              202              159
T. ROWE PRICE RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.126           $8.816           $6.113
Accumulation unit value at end of period      $9.752          $10.126           $8.816
Number of accumulation units outstanding
 at end of period (in thousands)                 129               64               32
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.925           $8.707           $6.071
Accumulation unit value at end of period      $9.487           $9.925           $8.707
Number of accumulation units outstanding
 at end of period (in thousands)                 131              106              125
T. ROWE PRICE RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.086           $8.745           $6.006
Accumulation unit value at end of period      $9.636          $10.086           $8.745
Number of accumulation units outstanding
 at end of period (in thousands)                  40               16                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.886           $8.636           $5.965
Accumulation unit value at end of period      $9.374           $9.886           $8.636
Number of accumulation units outstanding
 at end of period (in thousands)                 104               96               78
T. ROWE PRICE RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.071           $8.740           $6.001
Accumulation unit value at end of period      $9.629          $10.071           $8.740
Number of accumulation units outstanding
 at end of period (in thousands)                  11                5                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.872           $8.631           $5.959
Accumulation unit value at end of period      $9.368           $9.872           $8.631
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12               17
T. ROWE PRICE RETIREMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.768           $9.877           $7.967
Accumulation unit value at end of period     $10.807          $10.768           $9.877
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.555           $9.754           $7.912
Accumulation unit value at end of period     $10.513          $10.555           $9.754
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               15

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.713               --               --
Accumulation unit value at end of period      $8.970               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.371               --               --
Accumulation unit value at end of period     $12.774               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.540               --               --
Accumulation unit value at end of period     $16.103               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 584               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.346               --               --
Accumulation unit value at end of period     $14.953               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.736               --               --
Accumulation unit value at end of period     $14.314               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.962               --               --
Accumulation unit value at end of period     $15.389               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.484               --               --
Accumulation unit value at end of period     $15.573               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.246               --               --
Accumulation unit value at end of period     $15.247               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
TEMPLETON GROWTH FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.228               --               --
Accumulation unit value at end of period     $11.390               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.634               --               --
Accumulation unit value at end of period     $10.756               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.593               --               --
Accumulation unit value at end of period     $10.408               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299               --               --
Accumulation unit value at end of period     $10.043               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.424           $9.288               --
Accumulation unit value at end of period     $10.272          $10.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $9.105           $6.938
Accumulation unit value at end of period      $9.920          $10.143           $9.105
Number of accumulation units outstanding
 at end of period (in thousands)                 100               77               83
THE HARTFORD BALANCED INCOME FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period     $10.633               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454               --               --  (a)
Accumulation unit value at end of period     $10.562               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.895               --               --
Accumulation unit value at end of period      $8.345               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.620               --               --
Accumulation unit value at end of period      $8.052               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.586           $8.506               --
Accumulation unit value at end of period      $8.109           $9.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                 119               66               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.327           $8.339           $5.572
Accumulation unit value at end of period      $7.831           $9.327           $8.339
Number of accumulation units outstanding
 at end of period (in thousands)                 230              244              222

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.988               --               --
Accumulation unit value at end of period     $11.123               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.683               --               --
Accumulation unit value at end of period     $10.733               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.896           $9.882               --
Accumulation unit value at end of period     $11.063          $10.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.602           $9.688           $7.681
Accumulation unit value at end of period     $10.684          $10.602           $9.688
Number of accumulation units outstanding
 at end of period (in thousands)                  18               36               46
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.933           $8.858               --
Accumulation unit value at end of period      $9.972           $9.933               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.829           $7.934               --
Accumulation unit value at end of period      $9.622           $8.829               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.668               --               --
Accumulation unit value at end of period      $9.067               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.400               --               --
Accumulation unit value at end of period      $8.749               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.369           $8.052               --
Accumulation unit value at end of period      $8.815           $9.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.117           $7.893           $5.483
Accumulation unit value at end of period      $8.513           $9.117           $7.893
Number of accumulation units outstanding
 at end of period (in thousands)                  35               29               24

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD FUNDAMENTAL GROWTH FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.185               --               --  (a)
Accumulation unit value at end of period      $8.908               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.169               --               --  (a)
Accumulation unit value at end of period      $8.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GLOBAL ALL-ASSET FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (b)
Accumulation unit value at end of period      $8.909               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (b)
Accumulation unit value at end of period      $8.867               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.289               --               --
Accumulation unit value at end of period      $9.797               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.003               --               --
Accumulation unit value at end of period      $9.454               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.047           $8.809               --
Accumulation unit value at end of period      $9.597          $10.047               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.776           $8.635           $6.324
Accumulation unit value at end of period      $9.269           $9.776           $8.635
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               60
THE HARTFORD GROWTH OPPORTUNITIES FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.231               --               --
Accumulation unit value at end of period      $9.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.947               --               --
Accumulation unit value at end of period      $8.904               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.886               --               --
Accumulation unit value at end of period     $10.604               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.611               --               --
Accumulation unit value at end of period     $10.232               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.611               --               --
Accumulation unit value at end of period     $13.059               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453               --               --
Accumulation unit value at end of period     $12.785               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.472               --               --  (a)
Accumulation unit value at end of period      $8.192               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.455               --               --  (a)
Accumulation unit value at end of period      $8.137               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.348               --               --  (a)
Accumulation unit value at end of period      $8.651               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.331               --               --  (a)
Accumulation unit value at end of period      $8.593               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.321          $10.373               --
Accumulation unit value at end of period     $10.270          $10.321               --
Number of accumulation units outstanding
 at end of period (in thousands)                 123               82               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.035          $10.161               --
Accumulation unit value at end of period      $9.910          $10.035               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.832           $8.017               --
Accumulation unit value at end of period      $9.332           $9.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.559           $7.853               --
Accumulation unit value at end of period      $9.004           $9.559               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.932               --               --
Accumulation unit value at end of period     $10.956               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.628               --               --
Accumulation unit value at end of period     $10.572               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.739           $9.539               --
Accumulation unit value at end of period     $10.768          $10.739               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.449           $9.351           $7.154
Accumulation unit value at end of period     $10.399          $10.449           $9.351
Number of accumulation units outstanding
 at end of period (in thousands)                  27               21               16
THE HARTFORD TARGET RETIREMENT 2015 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.695               --               --
Accumulation unit value at end of period     $16.682               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.468               --               --
Accumulation unit value at end of period     $16.332               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.500               --               --
Accumulation unit value at end of period     $10.335               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.209               --               --
Accumulation unit value at end of period      $9.973               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 101               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.250           $9.031               --
Accumulation unit value at end of period     $10.094          $10.250               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.974           $8.854           $6.575
Accumulation unit value at end of period      $9.748           $9.974           $8.854
Number of accumulation units outstanding
 at end of period (in thousands)                  45               53               25
THE HARTFORD TARGET RETIREMENT 2025 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.472               --               --
Accumulation unit value at end of period     $17.181               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.235               --               --
Accumulation unit value at end of period     $16.821               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.319               --               --
Accumulation unit value at end of period     $10.020               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.032               --               --
Accumulation unit value at end of period      $9.669               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.001           $8.731               --
Accumulation unit value at end of period      $9.717          $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.731           $8.559           $6.271
Accumulation unit value at end of period      $9.384           $9.731           $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                  71               86               57
THE HARTFORD TARGET RETIREMENT 2035 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.518               --               --
Accumulation unit value at end of period     $18.018               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.266               --               --
Accumulation unit value at end of period     $17.641               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2040 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.960               --               --
Accumulation unit value at end of period     $18.315               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.703               --               --
Accumulation unit value at end of period     $17.931               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
THE HARTFORD TARGET RETIREMENT 2045 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.243               --               --
Accumulation unit value at end of period     $18.479               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.982               --               --
Accumulation unit value at end of period     $18.092               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
THE HARTFORD TARGET RETIREMENT 2050 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.216               --               --
Accumulation unit value at end of period     $18.327               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.955               --               --
Accumulation unit value at end of period     $17.943               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.468               --               --
Accumulation unit value at end of period     $12.127               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.149               --               --
Accumulation unit value at end of period     $11.702               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.523               --               --
Accumulation unit value at end of period     $12.233               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.212               --               --
Accumulation unit value at end of period     $11.814               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THORNBURG CORE GROWTH FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.514               --               --
Accumulation unit value at end of period      $8.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.998               --               --
Accumulation unit value at end of period     $10.001               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
THORNBURG CORE GROWTH FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.327               --               --
Accumulation unit value at end of period     $18.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.079               --               --
Accumulation unit value at end of period     $18.106               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.671           $8.556           $5.924
Accumulation unit value at end of period      $8.327           $9.671           $8.556
Number of accumulation units outstanding
 at end of period (in thousands)                 130               56               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.853          $11.456           $7.978
Accumulation unit value at end of period     $10.984          $12.853          $11.456
Number of accumulation units outstanding
 at end of period (in thousands)                  57               47               63
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.469               --               --
Accumulation unit value at end of period     $15.939               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.218               --               --
Accumulation unit value at end of period     $15.605               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
THORNBURG VALUE FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.824               --               --
Accumulation unit value at end of period      $7.595               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.362               --               --
Accumulation unit value at end of period      $9.706               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THORNBURG VALUE FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.328               --               --
Accumulation unit value at end of period     $17.510               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.052               --               --
Accumulation unit value at end of period     $17.144               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
TIMOTHY PLAN LARGE/MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.993               --               --
Accumulation unit value at end of period     $12.023               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.917               --               --
Accumulation unit value at end of period     $11.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.191               --               --
Accumulation unit value at end of period     $14.869               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.985               --               --
Accumulation unit value at end of period     $14.557               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.430               --               --
Accumulation unit value at end of period      $8.660               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886               --               --
Accumulation unit value at end of period      $9.923               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
UBS US ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.914               --               --
Accumulation unit value at end of period      $8.899               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.294               --               --
Accumulation unit value at end of period     $10.200               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.141          $11.713               --
Accumulation unit value at end of period     $12.216          $13.141               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.507          $11.232           $8.432
Accumulation unit value at end of period     $11.540          $12.507          $11.232
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               16
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.604               --               --
Accumulation unit value at end of period     $20.522               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.325               --               --
Accumulation unit value at end of period     $20.093               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.432           $9.454               --
Accumulation unit value at end of period     $11.507          $11.432               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.205           $9.336               --
Accumulation unit value at end of period     $11.194          $11.205               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20                8               --
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.517          $10.454           $7.319
Accumulation unit value at end of period     $11.130          $12.517          $10.454
Number of accumulation units outstanding
 at end of period (in thousands)                  41               22               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.014          $10.110               --
Accumulation unit value at end of period     $10.603          $12.014               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               32               --
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.365               --               --
Accumulation unit value at end of period     $10.434               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.752               --               --
Accumulation unit value at end of period     $11.742               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.194               --               --
Accumulation unit value at end of period     $20.664               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.866               --               --
Accumulation unit value at end of period     $20.231               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.008               --               --
Accumulation unit value at end of period      $6.871               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299               --               --
Accumulation unit value at end of period      $8.770               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND
 FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.116               --               --
Accumulation unit value at end of period     $10.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.077               --               --
Accumulation unit value at end of period     $10.769               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.375               --               --
Accumulation unit value at end of period     $16.622               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.180               --               --
Accumulation unit value at end of period     $16.273               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --



(a)  Inception Date May 1, 2011



(b) Inception Date May 12, 2011



(c)  Inception Date June 30, 2011

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                  PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     5
 Additional Materials                                                          5
 Performance Comparisons                                                       5
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6776-5) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN


                            PREMIER INNOVATIONS(SM)


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                              GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $24,699,095; 2010: $31,542,383; and 2009: $15,883,463.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott &

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.



                        PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the Program and Administrative Charge, the highest possible contingent deferred sales charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for Program and Administrative Charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES



          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.



    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST CURRENTLY APPLICABLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.



                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.273          $10.869               --
 period
Accumulation unit value at end of period     $12.086          $12.273               --
Number of accumulation units outstanding          26               22               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $10.622           $9.430           $6.334
 period
Accumulation unit value at end of period     $10.433          $10.622           $9.430
Number of accumulation units outstanding          28                2                1
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $14.906          $13.247               --
 period
Accumulation unit value at end of period     $14.627          $14.906               --
Number of accumulation units outstanding           9                2               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $10.507           $9.357               --
 period
Accumulation unit value at end of period     $10.290          $10.507               --
Number of accumulation units outstanding          19                9               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $14.637          $13.060           $8.805
 period
Accumulation unit value at end of period     $14.306          $14.637          $13.060
Number of accumulation units outstanding          20               19               18
 at end of period (in thousands)
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $8.577               --               --
 period
Accumulation unit value at end of period      $7.873               --               --
Number of accumulation units outstanding          42               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $8.500               --               --
 period
Accumulation unit value at end of period      $7.783               --               --
Number of accumulation units outstanding           3               --               --
 at end of period (in thousands)


                        APP I-1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $11.668               --               --
 period
Accumulation unit value at end of period     $10.673               --               --
Number of accumulation units outstanding          19               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $8.409               --               --
 period
Accumulation unit value at end of period      $7.676               --               --
Number of accumulation units outstanding          12               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.457               --               --
 period
Accumulation unit value at end of period     $10.438               --               --
Number of accumulation units outstanding          16               --               --
 at end of period (in thousands)
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.212               --               --
 period
Accumulation unit value at end of period      $9.866               --               --
Number of accumulation units outstanding           6               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $9.969               --               --
 period
Accumulation unit value at end of period      $9.607               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $10.082               --               --
 period
Accumulation unit value at end of period      $9.707               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $9.862               --               --
 period
Accumulation unit value at end of period      $9.475               --               --
Number of accumulation units outstanding           3               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $9.936               --               --
 period
Accumulation unit value at end of period      $9.528               --               --
Number of accumulation units outstanding           4               --               --
 at end of period (in thousands)
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $15.271               --               --
 period
Accumulation unit value at end of period     $15.325               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $15.202               --               --
 period
Accumulation unit value at end of period     $15.217               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $15.174               --               --
 period
Accumulation unit value at end of period     $15.174               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                                    APP I-2

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.119               --               --
Accumulation unit value at end of period     $15.088               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064               --               --
Accumulation unit value at end of period     $15.003               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.315               --               --
Accumulation unit value at end of period     $16.165               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.241               --               --
Accumulation unit value at end of period     $16.052               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.211               --               --
Accumulation unit value at end of period     $16.006               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.152               --               --
Accumulation unit value at end of period     $15.916               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.093               --               --
Accumulation unit value at end of period     $15.827               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.231               --               --
Accumulation unit value at end of period     $16.879               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.153               --               --
Accumulation unit value at end of period     $16.760               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.121               --               --
Accumulation unit value at end of period     $16.713               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-3

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.059               --               --
Accumulation unit value at end of period     $16.619               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.997               --               --
Accumulation unit value at end of period     $16.525               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.830               --               --
Accumulation unit value at end of period     $17.252               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.749               --               --
Accumulation unit value at end of period     $17.131               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.717               --               --
Accumulation unit value at end of period     $17.083               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.653               --               --
Accumulation unit value at end of period     $16.986               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.588               --               --
Accumulation unit value at end of period     $16.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.420               --               --
Accumulation unit value at end of period     $17.586               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.336               --               --
Accumulation unit value at end of period     $17.462               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.303               --               --
Accumulation unit value at end of period     $17.413               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --


                        APP I-4

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.236               --               --
Accumulation unit value at end of period     $17.315               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.170               --               --
Accumulation unit value at end of period     $17.218               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.901               --               --
Accumulation unit value at end of period     $17.817               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.815               --               --
Accumulation unit value at end of period     $17.692               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.781               --               --
Accumulation unit value at end of period     $17.642               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.713               --               --
Accumulation unit value at end of period     $17.542               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.645               --               --
Accumulation unit value at end of period     $17.444               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.930               --               --
Accumulation unit value at end of period     $17.625               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.844               --               --
Accumulation unit value at end of period     $17.501               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.809               --               --
Accumulation unit value at end of period     $17.452               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --


                        APP I-5

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.741               --               --
Accumulation unit value at end of period     $17.354               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.673               --               --
Accumulation unit value at end of period     $17.256               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.875               --               --
Accumulation unit value at end of period     $17.405               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.789               --               --
Accumulation unit value at end of period     $17.283               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.755               --               --
Accumulation unit value at end of period     $17.234               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.687               --               --
Accumulation unit value at end of period     $17.137               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.619               --               --
Accumulation unit value at end of period     $17.040               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.847               --               --
Accumulation unit value at end of period     $17.306               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.761               --               --
Accumulation unit value at end of period     $17.184               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.727               --               --
Accumulation unit value at end of period     $17.136               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --


                        APP I-6

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.658               --               --
Accumulation unit value at end of period     $17.039               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.591               --               --
Accumulation unit value at end of period     $16.943               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.807               --               --
Accumulation unit value at end of period     $17.204               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.722               --               --
Accumulation unit value at end of period     $17.083               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.687               --               --
Accumulation unit value at end of period     $17.035               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.619               --               --
Accumulation unit value at end of period     $16.939               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.552               --               --
Accumulation unit value at end of period     $16.843               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.076               --               --
Accumulation unit value at end of period     $13.841               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.970               --               --
Accumulation unit value at end of period      $9.471               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.649               --               --
Accumulation unit value at end of period     $13.341               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-7

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.874               --               --
Accumulation unit value at end of period      $9.341               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.177               --               --
Accumulation unit value at end of period     $12.792               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.184               --               --  (a)
Accumulation unit value at end of period     $10.452               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.179               --               --  (a)
Accumulation unit value at end of period     $10.428               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.176               --               --  (a)
Accumulation unit value at end of period     $10.419               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.172               --               --  (a)
Accumulation unit value at end of period     $10.401               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.167               --               --  (a)
Accumulation unit value at end of period     $10.382               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.461               --               --
Accumulation unit value at end of period      $7.917               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $6.214               --               --
Accumulation unit value at end of period      $5.187               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.282               --               --
Accumulation unit value at end of period      $7.740               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --


                        APP I-8

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $6.148               --               --
Accumulation unit value at end of period      $5.116               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.081               --               --
Accumulation unit value at end of period      $7.542               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
ALLIANCEBERNSTEIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.031               --               --
Accumulation unit value at end of period      $9.080               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.950               --               --
Accumulation unit value at end of period      $8.976               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.693               --               --
Accumulation unit value at end of period     $10.713               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.854               --               --
Accumulation unit value at end of period      $8.852               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.500               --               --
Accumulation unit value at end of period     $10.477               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.280               --               --  (a)
Accumulation unit value at end of period      $9.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.275               --               --  (a)
Accumulation unit value at end of period      $9.935               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.272               --               --  (a)
Accumulation unit value at end of period      $9.927               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-9

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.268               --               --  (a)
Accumulation unit value at end of period      $9.909               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.263               --               --  (a)
Accumulation unit value at end of period      $9.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.254               --               --
Accumulation unit value at end of period      $6.857               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.180               --               --
Accumulation unit value at end of period      $6.778               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.473               --               --
Accumulation unit value at end of period      $9.498               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.092               --               --
Accumulation unit value at end of period      $6.685               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.950               --               --
Accumulation unit value at end of period      $7.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.950               --               --
Accumulation unit value at end of period      $7.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $6.098               --               --
Accumulation unit value at end of period      $4.830               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.751               --               --
Accumulation unit value at end of period      $7.715               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               --               --


                        APP I-10

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $6.033               --               --
Accumulation unit value at end of period      $4.764               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.769               --               --
Accumulation unit value at end of period      $7.698               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.525               --               --
Accumulation unit value at end of period     $10.504               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.448               --               --
Accumulation unit value at end of period     $10.408               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.418               --               --
Accumulation unit value at end of period     $10.370               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.357               --               --
Accumulation unit value at end of period     $10.294               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.297               --               --
Accumulation unit value at end of period     $10.219               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
ALLIANCEBERNSTEIN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $6.873               --               --
Accumulation unit value at end of period      $6.565               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $6.654               --               --
Accumulation unit value at end of period      $6.340               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $6.786               --               --
Accumulation unit value at end of period      $6.459               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-11

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $6.582               --               --
Accumulation unit value at end of period      $6.253               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $6.687               --               --
Accumulation unit value at end of period      $6.340               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.380           $7.448           $5.380
Accumulation unit value at end of period      $8.595           $8.380           $7.448
Number of accumulation units outstanding
 at end of period (in thousands)                  71               48                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.324           $7.417           $5.367
Accumulation unit value at end of period      $8.517           $8.324           $7.417
Number of accumulation units outstanding
 at end of period (in thousands)                  38               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.302           $7.404           $5.362
Accumulation unit value at end of period      $8.486           $8.302           $7.404
Number of accumulation units outstanding
 at end of period (in thousands)                  12               36               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.258           $7.380               --
Accumulation unit value at end of period      $8.424           $8.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.214           $7.355           $5.343
Accumulation unit value at end of period      $8.362           $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                 102               57               27
ALLIANZ NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.607               --               --  (a)
Accumulation unit value at end of period      $8.673               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.601               --               --  (a)
Accumulation unit value at end of period      $8.654               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.599               --               --  (a)
Accumulation unit value at end of period      $8.646               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-12

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.594               --               --  (a)
Accumulation unit value at end of period      $8.631               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.590               --               --  (a)
Accumulation unit value at end of period      $8.616               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANZ NFJ SMALL-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.098           $8.930               --
Accumulation unit value at end of period     $11.276          $11.098               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.024           $8.893               --
Accumulation unit value at end of period     $11.173          $11.024               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.995           $8.878               --
Accumulation unit value at end of period     $11.132          $10.995               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.936           $8.849               --
Accumulation unit value at end of period     $11.051          $10.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.878           $8.819           $6.267
Accumulation unit value at end of period     $10.970          $10.878           $8.819
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               21
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.362               --               --
Accumulation unit value at end of period      $8.641               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.287               --               --
Accumulation unit value at end of period      $8.542               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.367               --               --
Accumulation unit value at end of period     $10.675               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-13

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.198               --               --
Accumulation unit value at end of period      $8.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.180               --               --
Accumulation unit value at end of period     $10.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.515          $17.356          $14.291
Accumulation unit value at end of period     $20.060          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                 916              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.403           $8.383           $6.916
Accumulation unit value at end of period      $9.641           $9.403           $8.383
Number of accumulation units outstanding
 at end of period (in thousands)                  70              126               43
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.350          $15.484               --
Accumulation unit value at end of period     $17.772          $17.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               55               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.302           $8.318               --
Accumulation unit value at end of period      $9.509           $9.302               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.802          $13.263          $10.982
Accumulation unit value at end of period     $15.101          $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  44               31               29
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.637               --               --
Accumulation unit value at end of period     $18.330               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.553               --               --
Accumulation unit value at end of period     $18.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.519               --               --
Accumulation unit value at end of period     $18.149               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-14

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.451               --               --
Accumulation unit value at end of period     $18.047               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.384               --               --
Accumulation unit value at end of period     $17.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
AMERICAN CENTURY LARGE COMPANY VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.495               --               --
Accumulation unit value at end of period      $7.535               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.427               --               --
Accumulation unit value at end of period      $7.448               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.408               --               --
Accumulation unit value at end of period      $9.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.347               --               --
Accumulation unit value at end of period      $7.346               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.238               --               --
Accumulation unit value at end of period      $9.218               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.515          $17.356          $14.291
Accumulation unit value at end of period     $12.383          $19.515          $17.356
Number of accumulation units outstanding
 at end of period (in thousands)                  20              787               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.823           $7.196               --
Accumulation unit value at end of period      $8.037           $8.823               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.249          $10.817               --
Accumulation unit value at end of period     $12.057          $13.249               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               12               --


                                    APP I-15

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.728           $7.140               --
Accumulation unit value at end of period      $7.926           $8.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.903          $10.576           $8.490
Accumulation unit value at end of period     $11.694          $12.903          $10.576
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10               11
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.574               --               --
Accumulation unit value at end of period      $9.526               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.488               --               --
Accumulation unit value at end of period      $9.417               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.058               --               --
Accumulation unit value at end of period     $10.964               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.386               --               --
Accumulation unit value at end of period      $9.288               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.858               --               --
Accumulation unit value at end of period     $10.723               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               --               --
AMERICAN FUNDS AMERICAN BALANCED FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.950               --               --
Accumulation unit value at end of period     $10.247               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 104               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.861               --               --
Accumulation unit value at end of period     $10.130               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.348               --               --
Accumulation unit value at end of period     $11.646               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --


                        APP I-16

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.755               --               --
Accumulation unit value at end of period      $9.990               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 121               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.143               --               --
Accumulation unit value at end of period     $11.389               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 195               --               --
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.019           $8.081               --
Accumulation unit value at end of period      $9.372           $9.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.938           $8.029               --
Accumulation unit value at end of period      $9.265           $8.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.881           $9.784               --
Accumulation unit value at end of period     $11.268          $10.881               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.841           $7.966               --
Accumulation unit value at end of period      $9.138           $8.841               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               38               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.684           $9.645           $7.251
Accumulation unit value at end of period     $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  48               37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.139           $8.452               --
Accumulation unit value at end of period      $9.318           $9.139               --
Number of accumulation units outstanding
 at end of period (in thousands)                 312              229               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.189           $8.520               --
Accumulation unit value at end of period      $9.345           $9.189               --
Number of accumulation units outstanding
 at end of period (in thousands)                 145               96               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.205          $10.399               --
Accumulation unit value at end of period     $11.384          $11.205               --
Number of accumulation units outstanding
 at end of period (in thousands)                 173              179               --


                        APP I-17

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.098           $8.460           $6.558
Accumulation unit value at end of period      $9.225           $9.098           $8.460
Number of accumulation units outstanding
 at end of period (in thousands)                 216              183               84
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.002          $10.252           $7.958
Accumulation unit value at end of period     $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 461              444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.110          $14.107           $9.788
Accumulation unit value at end of period     $13.857          $15.110          $14.107
Number of accumulation units outstanding
 at end of period (in thousands)                 235              172              105
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.006           $8.429           $5.859
Accumulation unit value at end of period      $8.238           $9.006           $8.429
Number of accumulation units outstanding
 at end of period (in thousands)                 164               91               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.787          $13.854               --
Accumulation unit value at end of period     $13.513          $14.787               --
Number of accumulation units outstanding
 at end of period (in thousands)                 126              127               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.909           $8.363               --
Accumulation unit value at end of period      $8.125           $8.909               --
Number of accumulation units outstanding
 at end of period (in thousands)                 204              208               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.427          $13.570           $9.468
Accumulation unit value at end of period     $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 197              158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.041          $17.544          $11.894
Accumulation unit value at end of period     $16.321          $19.041          $17.544
Number of accumulation units outstanding
 at end of period (in thousands)                 114              100               52
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.458           $8.737           $5.934
Accumulation unit value at end of period      $8.087           $9.458           $8.737
Number of accumulation units outstanding
 at end of period (in thousands)                 136              100               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.418          $17.029          $11.575
Accumulation unit value at end of period     $15.732          $18.418          $17.029
Number of accumulation units outstanding
 at end of period (in thousands)                 109              103              104
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.356           $8.669               --
Accumulation unit value at end of period      $7.976           $9.356               --
Number of accumulation units outstanding
 at end of period (in thousands)                 128               88               --


                        APP I-18

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.730          $16.460          $11.222
Accumulation unit value at end of period     $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 178              163              136
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.099           $8.043           $5.754
Accumulation unit value at end of period      $8.852           $9.099           $8.043
Number of accumulation units outstanding
 at end of period (in thousands)                 312              167              139
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.017           $7.991           $5.727
Accumulation unit value at end of period      $8.751           $9.017           $7.991
Number of accumulation units outstanding
 at end of period (in thousands)                 118               99               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.187           $9.923               --
Accumulation unit value at end of period     $10.846          $11.187               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               61               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.920           $7.928               --
Accumulation unit value at end of period      $8.631           $8.920               --
Number of accumulation units outstanding
 at end of period (in thousands)                 144              118               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.984           $9.783           $7.038
Accumulation unit value at end of period     $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 274              285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.951               --               --
Accumulation unit value at end of period      $9.116               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  69               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.861               --               --
Accumulation unit value at end of period      $9.011               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.485               --               --
Accumulation unit value at end of period     $11.397               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  56               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.755               --               --
Accumulation unit value at end of period      $8.887               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  63               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.259               --               --
Accumulation unit value at end of period     $11.146               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 100               --               --


                        APP I-19

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.654          $10.012           $8.750
Accumulation unit value at end of period     $11.253          $10.654          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  94               66               56
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.900           $8.009           $5.697
Accumulation unit value at end of period      $8.179           $8.900           $8.009
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.126          $10.492               --
Accumulation unit value at end of period     $11.711          $11.126               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               62               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.444           $9.869               --
Accumulation unit value at end of period     $10.972          $10.444               --
Number of accumulation units outstanding
 at end of period (in thousands)                  78               73               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.925          $10.344           $9.091
Accumulation unit value at end of period     $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 187              202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.991          $11.662           $8.507
Accumulation unit value at end of period     $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 374              375              204
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.056           $8.150           $5.956
Accumulation unit value at end of period      $8.526           $9.056           $8.150
Number of accumulation units outstanding
 at end of period (in thousands)                 345              207               83
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.566          $11.320           $8.279
Accumulation unit value at end of period     $11.818          $12.566          $11.320
Number of accumulation units outstanding
 at end of period (in thousands)                 283              324              316
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.959           $8.086           $5.923
Accumulation unit value at end of period      $8.409           $8.959           $8.086
Number of accumulation units outstanding
 at end of period (in thousands)                 344              329              226
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.097          $10.941           $8.026
Accumulation unit value at end of period     $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 495              492              482


                        APP I-20

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.267               --               --
Accumulation unit value at end of period      $9.699               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 245               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.183               --               --
Accumulation unit value at end of period      $9.588               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 169               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.107               --               --
Accumulation unit value at end of period     $11.586               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.084               --               --
Accumulation unit value at end of period      $9.457               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  88               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.906               --               --
Accumulation unit value at end of period     $11.330               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 175               --               --
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.771           $7.978           $5.879
Accumulation unit value at end of period      $8.543           $8.771           $7.978
Number of accumulation units outstanding
 at end of period (in thousands)                  79               69               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.692           $7.926           $5.851
Accumulation unit value at end of period      $8.445           $8.692           $7.926
Number of accumulation units outstanding
 at end of period (in thousands)                  52               52               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.371           $9.466               --
Accumulation unit value at end of period     $10.066          $10.371               --
Number of accumulation units outstanding
 at end of period (in thousands)                  62               81               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.599           $7.864               --
Accumulation unit value at end of period      $8.329           $8.599               --
Number of accumulation units outstanding
 at end of period (in thousands)                  92               68               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.183           $9.332           $6.915
Accumulation unit value at end of period      $9.844          $10.183           $9.332
Number of accumulation units outstanding
 at end of period (in thousands)                 156              143              129


                        APP I-21

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.579               --               --
Accumulation unit value at end of period      $8.965               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.493               --               --
Accumulation unit value at end of period      $8.862               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.895               --               --
Accumulation unit value at end of period     $11.093               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.391               --               --
Accumulation unit value at end of period      $8.740               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.680               --               --
Accumulation unit value at end of period     $10.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.373               --               --
Accumulation unit value at end of period      $8.887               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.297               --               --
Accumulation unit value at end of period      $8.785               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.116               --               --
Accumulation unit value at end of period     $10.700               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.208               --               --
Accumulation unit value at end of period      $8.664               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.933               --               --
Accumulation unit value at end of period     $10.465               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  85               --               --


                        APP I-22

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.537               --               --
Accumulation unit value at end of period     $12.541               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.511               --               --
Accumulation unit value at end of period     $12.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.500               --               --
Accumulation unit value at end of period     $12.461               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.479               --               --
Accumulation unit value at end of period     $12.415               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.458               --               --
Accumulation unit value at end of period     $12.369               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.737               --               --
Accumulation unit value at end of period     $11.829               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.712               --               --
Accumulation unit value at end of period     $11.775               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.702               --               --
Accumulation unit value at end of period     $11.753               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.683               --               --
Accumulation unit value at end of period     $11.710               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.663               --               --
Accumulation unit value at end of period     $11.667               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-23

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.422               --               --
Accumulation unit value at end of period     $11.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.398               --               --
Accumulation unit value at end of period     $11.836               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.388               --               --
Accumulation unit value at end of period     $11.815               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.369               --               --
Accumulation unit value at end of period     $11.771               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.350               --               --
Accumulation unit value at end of period     $11.728               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.840               --               --
Accumulation unit value at end of period     $17.034               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.754               --               --
Accumulation unit value at end of period     $16.914               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.720               --               --
Accumulation unit value at end of period     $16.866               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.652               --               --
Accumulation unit value at end of period     $16.771               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.584               --               --
Accumulation unit value at end of period     $16.677               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                                    APP I-24

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.723               --               --
Accumulation unit value at end of period     $18.622               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.642               --               --
Accumulation unit value at end of period     $18.491               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.610               --               --
Accumulation unit value at end of period     $18.439               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.546               --               --
Accumulation unit value at end of period     $18.335               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.482               --               --
Accumulation unit value at end of period     $18.232               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.238          $11.197               --
Accumulation unit value at end of period     $11.726          $12.238               --
Number of accumulation units outstanding
 at end of period (in thousands)                 156              188               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.252          $10.320               --
Accumulation unit value at end of period     $10.754          $11.252               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               25               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.633          $12.517           $9.940
Accumulation unit value at end of period     $13.017          $13.633          $12.517
Number of accumulation units outstanding
 at end of period (in thousands)                  35               31               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.131          $10.240               --
Accumulation unit value at end of period     $10.606          $11.131               --
Number of accumulation units outstanding
 at end of period (in thousands)                  77               59               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.388          $12.340           $9.830
Accumulation unit value at end of period     $12.731          $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                  98               62               43


                        APP I-25

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.881               --               --
Accumulation unit value at end of period      $7.839               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.810               --               --
Accumulation unit value at end of period      $7.750               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.848               --               --
Accumulation unit value at end of period      $9.761               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.726               --               --
Accumulation unit value at end of period      $7.643               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.670               --               --
Accumulation unit value at end of period      $9.547               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.859               --               --
Accumulation unit value at end of period      $9.751               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.770               --               --
Accumulation unit value at end of period      $9.640               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.378               --               --
Accumulation unit value at end of period     $12.200               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.665               --               --
Accumulation unit value at end of period      $9.507               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.155               --               --
Accumulation unit value at end of period     $11.932               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --


                        APP I-26

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
BLACKROCK MID-CAP GROWTH EQUITY
 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $8.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.853               --               --  (c)
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.848               --               --  (c)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.839               --               --  (c)
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.830               --               --  (c)
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.883               --               --
Accumulation unit value at end of period     $19.622               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.788               --               --
Accumulation unit value at end of period     $19.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.750               --               --
Accumulation unit value at end of period     $19.429               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.675               --               --
Accumulation unit value at end of period     $19.320               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.600               --               --
Accumulation unit value at end of period     $19.211               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-27

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.201               --               --
Accumulation unit value at end of period     $10.060               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.892               --               --
Accumulation unit value at end of period      $9.731               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.910               --               --
Accumulation unit value at end of period     $11.704               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.786               --               --
Accumulation unit value at end of period      $9.597               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.695               --               --
Accumulation unit value at end of period     $11.447               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.650          $11.028           $9.981
Accumulation unit value at end of period     $12.241          $11.650          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                  42               14                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.441          $10.858               --
Accumulation unit value at end of period     $11.992          $11.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               26               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.926          $11.329          $10.281
Accumulation unit value at end of period     $12.487          $11.926          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.318          $10.773               --
Accumulation unit value at end of period     $11.827          $11.318               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.711          $11.170          $10.166
Accumulation unit value at end of period     $12.213          $11.711          $11.170
Number of accumulation units outstanding
 at end of period (in thousands)                  44               37               23


                                    APP I-28

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.536          $11.604           $8.277
Accumulation unit value at end of period     $13.167          $13.536          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  78               33               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.329           $8.878               --
Accumulation unit value at end of period     $10.023          $10.329               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.876          $11.078           $7.922
Accumulation unit value at end of period     $12.482          $12.876          $11.078
Number of accumulation units outstanding
 at end of period (in thousands)                  46               40               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.218           $8.808               --
Accumulation unit value at end of period      $9.886          $10.218               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.452           $9.892           $7.096
Accumulation unit value at end of period     $11.057          $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  66               48               26
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.875               --               --
Accumulation unit value at end of period     $11.106               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.803               --               --
Accumulation unit value at end of period     $11.005               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.774               --               --
Accumulation unit value at end of period     $10.964               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.717               --               --
Accumulation unit value at end of period     $10.884               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.660               --               --
Accumulation unit value at end of period     $10.805               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --               --


                        APP I-29

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.726               --               --
Accumulation unit value at end of period     $19.395               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.637               --               --
Accumulation unit value at end of period     $19.259               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.601               --               --
Accumulation unit value at end of period     $19.204               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.530               --               --
Accumulation unit value at end of period     $19.096               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.459               --               --
Accumulation unit value at end of period     $18.989               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.606               --               --
Accumulation unit value at end of period      $8.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.238               --               --
Accumulation unit value at end of period      $7.726               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.497               --               --
Accumulation unit value at end of period      $7.961               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.149               --               --
Accumulation unit value at end of period      $7.620               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.374               --               --
Accumulation unit value at end of period      $7.814               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-30

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.951               --               --
Accumulation unit value at end of period     $17.397               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.860               --               --
Accumulation unit value at end of period     $17.275               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.824               --               --
Accumulation unit value at end of period     $17.226               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.752               --               --
Accumulation unit value at end of period     $17.129               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.680               --               --
Accumulation unit value at end of period     $17.033               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
COLUMBIA MARSICO GROWTH FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.467               --               --
Accumulation unit value at end of period      $9.253               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.382               --               --
Accumulation unit value at end of period      $9.147               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.179               --               --
Accumulation unit value at end of period     $10.888               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.281               --               --
Accumulation unit value at end of period      $9.021               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.977               --               --
Accumulation unit value at end of period     $10.649               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --


                        APP I-31

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.764               --               --
Accumulation unit value at end of period      $8.347               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.685               --               --
Accumulation unit value at end of period      $8.251               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.654               --               --
Accumulation unit value at end of period      $8.213               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.592               --               --
Accumulation unit value at end of period      $8.138               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.530               --               --
Accumulation unit value at end of period      $8.063               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
 -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.207               --               --
Accumulation unit value at end of period      $8.390               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.930               --               --
Accumulation unit value at end of period      $8.117               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.091               --               --
Accumulation unit value at end of period      $8.255               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.833               --               --
Accumulation unit value at end of period      $8.005               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.959               --               --
Accumulation unit value at end of period      $8.103               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --


                        APP I-32

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
COLUMBIA MULTI-ADVISOR SMALL CAP VALUE
 FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.544               --               --
Accumulation unit value at end of period      $9.616               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.213               --               --
Accumulation unit value at end of period      $9.290               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.410               --               --
Accumulation unit value at end of period      $9.460               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.103               --               --
Accumulation unit value at end of period      $9.163               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.260               --               --
Accumulation unit value at end of period      $9.286               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.177          $10.615               --
Accumulation unit value at end of period     $11.527          $12.177               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.068          $10.546               --
Accumulation unit value at end of period     $11.395          $12.068               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.727          $13.758               --
Accumulation unit value at end of period     $14.836          $15.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.938          $10.464               --
Accumulation unit value at end of period     $11.239          $11.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.444          $13.564           $9.575
Accumulation unit value at end of period     $14.510          $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1


                        APP I-33

                                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                   2011               2010               2009
-------------------------------------------------------------------------------------------------
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                        $11.988            $10.443                 --
Accumulation unit value at end of period       $11.087            $11.988                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     1                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                        $11.679            $10.199                 --
Accumulation unit value at end of period       $10.774            $11.679                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                        $11.836            $10.346                 --
Accumulation unit value at end of period       $10.909            $11.836                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $11.553            $10.119                 --
Accumulation unit value at end of period       $10.627            $11.553                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     3                  3                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $11.665            $10.238             $7.018
Accumulation unit value at end of period       $10.708            $11.665            $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                     5                  4                  3
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                        $22.528                 --                 --
Accumulation unit value at end of period       $21.017                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                        $22.425                 --                 --
Accumulation unit value at end of period       $20.869                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     2                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                        $22.384                 --                 --
Accumulation unit value at end of period       $20.810                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $22.303                 --                 --
Accumulation unit value at end of period       $20.693                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $22.222                 --                 --
Accumulation unit value at end of period       $20.577                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     1                 --                 --


                        APP I-34

                                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                   2011               2010               2009
-------------------------------------------------------------------------------------------------
COLUMBIA(SM) ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                        $22.493                 --                 --
Accumulation unit value at end of period       $21.282                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     6                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                        $22.390                 --                 --
Accumulation unit value at end of period       $21.132                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     3                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                        $22.350                 --                 --
Accumulation unit value at end of period       $21.073                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $22.268                 --                 --
Accumulation unit value at end of period       $20.954                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     2                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $22.188                 --                 --
Accumulation unit value at end of period       $20.836                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     5                 --                 --
DAVIS FINANCIAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                         $7.817             $7.062             $4.431
Accumulation unit value at end of period        $7.076             $7.817             $7.062
Number of accumulation units outstanding
 at end of period (in thousands)                     1                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                         $7.746             $7.016                 --
Accumulation unit value at end of period        $6.995             $7.746                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                         $9.716             $8.808                 --
Accumulation unit value at end of period        $8.764             $9.716                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     1                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                         $7.663             $6.961                 --
Accumulation unit value at end of period        $6.899             $7.663                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     1                  1                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                         $9.541             $8.684                 --
Accumulation unit value at end of period        $8.572             $9.541                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     5                  5                 --


                        APP I-35

                                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                   2011               2010               2009
-------------------------------------------------------------------------------------------------
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                        $14.099            $12.638             $8.618
Accumulation unit value at end of period       $13.357            $14.099            $12.638
Number of accumulation units outstanding
 at end of period (in thousands)                    65                 45                 20
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                         $8.374             $7.526             $5.141
Accumulation unit value at end of period        $7.914             $8.374             $7.526
Number of accumulation units outstanding
 at end of period (in thousands)                    46                 60                 31
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                        $13.673            $12.300             $8.409
Accumulation unit value at end of period       $12.909            $13.673            $12.300
Number of accumulation units outstanding
 at end of period (in thousands)                    66                 73                 77
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                         $8.284             $7.467                 --
Accumulation unit value at end of period        $7.805             $8.284                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    37                 49                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $13.202            $11.924             $8.176
Accumulation unit value at end of period       $12.414            $13.202            $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                    93                 82                 90
DOMINI SOCIAL EQUITY FUND(R) -- INVESTOR
 CLASS
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                        $11.963                 --                 --  (a)
Accumulation unit value at end of period       $10.864                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                        $10.000                 --                 --  (b)
Accumulation unit value at end of period        $9.118                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                        $11.723                 --                 --  (a)
Accumulation unit value at end of period       $10.621                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $11.998                 --                 --  (a)
Accumulation unit value at end of period       $10.856                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $11.455                 --                 --  (a)
Accumulation unit value at end of period       $10.350                 --                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    --                 --                 --


                        APP I-36

                                                       YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                   2011               2010               2009
-------------------------------------------------------------------------------------------------
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                        $11.324            $10.737            $10.330
Accumulation unit value at end of period       $12.105            $11.324            $10.737
Number of accumulation units outstanding
 at end of period (in thousands)                    50                 69                  7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                        $11.249            $10.692                 --
Accumulation unit value at end of period       $11.994            $11.249                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    24                 11                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                        $11.219            $10.674                 --
Accumulation unit value at end of period       $11.951            $11.219                 --
Number of accumulation units outstanding
 at end of period (in thousands)                     6                  4                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $11.159            $10.638                 --
Accumulation unit value at end of period       $11.863            $11.159                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    19                 19                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $11.099            $10.603            $10.259
Accumulation unit value at end of period       $11.776            $11.099            $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                    79                 43                 32
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                        $13.236            $10.556             $7.146
Accumulation unit value at end of period       $12.881            $13.236            $10.556
Number of accumulation units outstanding
 at end of period (in thousands)                    40                 25                 10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                        $10.971             $8.771                 --
Accumulation unit value at end of period       $10.650            $10.971                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    19                 13                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                        $12.986            $10.392             $7.054
Accumulation unit value at end of period       $12.593            $12.986            $10.392
Number of accumulation units outstanding
 at end of period (in thousands)                    12                  7                 12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                        $10.884             $8.727                 --
Accumulation unit value at end of period       $10.533            $10.884                 --
Number of accumulation units outstanding
 at end of period (in thousands)                    11                  7                 --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                        $12.706            $10.209             $6.950
Accumulation unit value at end of period       $12.272            $12.706            $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                    34                 25                 25


                                    APP I-37

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.424           $8.267           $5.955
Accumulation unit value at end of period      $9.532           $9.424           $8.267
Number of accumulation units outstanding
 at end of period (in thousands)                 147              129               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.361           $8.233               --
Accumulation unit value at end of period      $9.444           $9.361               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.336           $8.219           $5.936
Accumulation unit value at end of period      $9.410           $9.336           $8.219
Number of accumulation units outstanding
 at end of period (in thousands)                  14               21               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.286           $8.192           $5.925
Accumulation unit value at end of period      $9.341           $9.286           $8.192
Number of accumulation units outstanding
 at end of period (in thousands)                  26               19               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.237           $8.164           $5.914
Accumulation unit value at end of period      $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  85               52               40
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.365           $9.859           $6.680
Accumulation unit value at end of period     $12.404          $12.365           $9.859
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.143           $8.907               --
Accumulation unit value at end of period     $11.150          $11.143               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.131           $9.706           $6.593
Accumulation unit value at end of period     $12.127          $12.131           $9.706
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.054           $8.862           $6.029
Accumulation unit value at end of period     $11.028          $11.054           $8.862
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.869           $9.535               --
Accumulation unit value at end of period     $11.818          $11.869               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               18               --


                        APP I-38

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.183               --               --
Accumulation unit value at end of period     $16.208               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.105               --               --
Accumulation unit value at end of period     $16.094               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.074               --               --
Accumulation unit value at end of period     $16.048               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.012               --               --
Accumulation unit value at end of period     $15.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.950               --               --
Accumulation unit value at end of period     $15.868               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.038               --               --
Accumulation unit value at end of period     $14.387               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.970               --               --
Accumulation unit value at end of period     $14.286               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.943               --               --
Accumulation unit value at end of period     $14.245               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.888               --               --
Accumulation unit value at end of period     $14.165               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.834               --               --
Accumulation unit value at end of period     $14.086               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-39

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.956               --               --
Accumulation unit value at end of period      $7.571               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.932               --               --
Accumulation unit value at end of period      $6.688               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.901               --               --
Accumulation unit value at end of period      $9.182               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.846               --               --
Accumulation unit value at end of period      $6.596               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.704               --               --
Accumulation unit value at end of period      $8.981               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
DWS STRATEGIC VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $6.886               --               --
Accumulation unit value at end of period      $6.696               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $6.824               --               --
Accumulation unit value at end of period      $6.619               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.520               --               --
Accumulation unit value at end of period      $8.256               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $6.751               --               --
Accumulation unit value at end of period      $6.528               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.367               --               --
Accumulation unit value at end of period      $8.075               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --


                        APP I-40

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.439               --               --
Accumulation unit value at end of period     $15.564               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.369               --               --
Accumulation unit value at end of period     $15.454               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.341               --               --
Accumulation unit value at end of period     $15.411               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.285               --               --
Accumulation unit value at end of period     $15.324               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.229               --               --
Accumulation unit value at end of period     $15.238               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.115               --               --
Accumulation unit value at end of period     $12.604               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.006               --               --
Accumulation unit value at end of period     $12.460               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.261               --               --
Accumulation unit value at end of period     $13.748               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.877               --               --
Accumulation unit value at end of period     $12.289               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.022               --               --
Accumulation unit value at end of period     $13.446               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --


                        APP I-41

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.287           $7.568               --
Accumulation unit value at end of period      $7.876           $8.287               --
Number of accumulation units outstanding
 at end of period (in thousands)                 200              172               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.213           $7.519               --
Accumulation unit value at end of period      $7.786           $8.213               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               48               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.504           $9.627           $7.226
Accumulation unit value at end of period      $9.949          $10.504           $9.627
Number of accumulation units outstanding
 at end of period (in thousands)                  19               20               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.124           $7.460               --
Accumulation unit value at end of period      $7.679           $8.124               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.315           $9.491           $7.145
Accumulation unit value at end of period      $9.731          $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  76               74               64
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.957           $9.908           $8.618
Accumulation unit value at end of period     $11.420          $10.957           $9.908
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.858           $9.844               --
Accumulation unit value at end of period     $11.289          $10.858               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.823          $11.637               --
Accumulation unit value at end of period     $13.318          $12.823               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.741           $9.767           $8.530
Accumulation unit value at end of period     $11.134          $10.741           $9.767
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.591          $11.472          $10.035
Accumulation unit value at end of period     $13.026          $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                1


                                    APP I-42

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.263               --               --
Accumulation unit value at end of period      $8.734               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.186               --               --
Accumulation unit value at end of period      $8.640               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.289               --               --
Accumulation unit value at end of period     $10.607               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.095               --               --
Accumulation unit value at end of period      $8.528               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.085               --               --
Accumulation unit value at end of period     $10.373               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.502           $8.042               --
Accumulation unit value at end of period      $8.152           $9.502               --
Number of accumulation units outstanding
 at end of period (in thousands)                 158               37               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.417           $7.990           $5.783
Accumulation unit value at end of period      $8.059           $9.417           $7.990
Number of accumulation units outstanding
 at end of period (in thousands)                  36               59               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.843          $10.058               --
Accumulation unit value at end of period     $10.125          $11.843               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               38               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.315           $7.927               --
Accumulation unit value at end of period      $7.948           $9.315               --
Number of accumulation units outstanding
 at end of period (in thousands)                  46               39               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.629           $9.916           $7.204
Accumulation unit value at end of period      $9.902          $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  96              109               97


                        APP I-43

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FEDERATED MID CAP GROWTH STRATEGIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.960               --               --
Accumulation unit value at end of period      $8.594               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.879               --               --
Accumulation unit value at end of period      $8.496               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.046               --               --
Accumulation unit value at end of period     $10.559               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.784               --               --
Accumulation unit value at end of period      $8.379               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.846               --               --
Accumulation unit value at end of period     $10.326               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.252           $7.494               --
Accumulation unit value at end of period      $8.206           $9.252               --
Number of accumulation units outstanding
 at end of period (in thousands)                  53               66               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.880           $7.212               --
Accumulation unit value at end of period      $7.857           $8.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               39               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.134           $7.425           $4.278
Accumulation unit value at end of period      $8.074           $9.134           $7.425
Number of accumulation units outstanding
 at end of period (in thousands)                  46               45               51
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.784           $7.155               --
Accumulation unit value at end of period      $7.749           $8.784               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.002           $7.347           $4.246
Accumulation unit value at end of period      $7.925           $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               34


                        APP I-44

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FIDELITY(R) ADVISOR STOCK SELECTOR ALL
 CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.464               --               --
Accumulation unit value at end of period      $8.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.163               --               --
Accumulation unit value at end of period      $8.561               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.344               --               --
Accumulation unit value at end of period      $8.721               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.064               --               --
Accumulation unit value at end of period      $8.443               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.208               --               --
Accumulation unit value at end of period      $8.560               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.003           $8.752           $6.059
Accumulation unit value at end of period     $10.016          $10.003           $8.752
Number of accumulation units outstanding
 at end of period (in thousands)                  38               23                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.913           $8.695           $6.031
Accumulation unit value at end of period      $9.901           $9.913           $8.695
Number of accumulation units outstanding
 at end of period (in thousands)                  16               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.220          $10.729               --
Accumulation unit value at end of period     $12.193          $12.220               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               33               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.807           $8.627               --
Accumulation unit value at end of period      $9.765           $9.807               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               30               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.000          $10.578           $7.364
Accumulation unit value at end of period     $11.925          $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                  21                9               20


                        APP I-45

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.643           $9.473               --
Accumulation unit value at end of period     $10.889          $10.643               --
Number of accumulation units outstanding
 at end of period (in thousands)                 106               88               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.016           $8.938           $6.338
Accumulation unit value at end of period     $10.222          $10.016           $8.938
Number of accumulation units outstanding
 at end of period (in thousands)                 143              112               77
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.108          $10.815           $7.675
Accumulation unit value at end of period     $12.345          $12.108          $10.815
Number of accumulation units outstanding
 at end of period (in thousands)                  29               47               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.908           $8.868           $6.303
Accumulation unit value at end of period     $10.082           $9.908           $8.868
Number of accumulation units outstanding
 at end of period (in thousands)                  88               51               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.889          $10.662           $7.589
Accumulation unit value at end of period     $12.073          $11.889          $10.662
Number of accumulation units outstanding
 at end of period (in thousands)                 184              209              163
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.973               --               --
Accumulation unit value at end of period     $14.353               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.626               --               --
Accumulation unit value at end of period      $9.204               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.653               --               --
Accumulation unit value at end of period     $13.997               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.522               --               --
Accumulation unit value at end of period      $9.078               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.295               --               --
Accumulation unit value at end of period     $13.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --


                                    APP I-46

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.413          $11.253               --
Accumulation unit value at end of period     $12.679          $12.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                  76               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.301          $11.180           $9.208
Accumulation unit value at end of period     $12.534          $12.301          $11.180
Number of accumulation units outstanding
 at end of period (in thousands)                  11               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.367          $12.161               --
Accumulation unit value at end of period     $13.606          $13.367               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.169          $11.093               --
Accumulation unit value at end of period     $12.362          $12.169               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               30               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.126          $11.988           $9.911
Accumulation unit value at end of period     $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  41               37               49
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.246          $10.276               --
Accumulation unit value at end of period     $11.111          $11.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  93               86               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.283          $10.334               --
Accumulation unit value at end of period     $11.119          $11.283               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.534          $11.492               --
Accumulation unit value at end of period     $12.339          $12.534               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.025          $10.129               --
Accumulation unit value at end of period     $10.832          $11.025               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.307          $11.329           $9.445
Accumulation unit value at end of period     $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  57               43               35


                        APP I-47

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.407           $9.150               --
Accumulation unit value at end of period     $10.029          $10.407               --
Number of accumulation units outstanding
 at end of period (in thousands)                  96              112               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.314           $9.091               --
Accumulation unit value at end of period      $9.915          $10.314               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.355          $10.901               --
Accumulation unit value at end of period     $11.865          $12.355               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               27               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.203           $9.020               --
Accumulation unit value at end of period      $9.778          $10.203               --
Number of accumulation units outstanding
 at end of period (in thousands)                  81               26               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.747           $7.994
Accumulation unit value at end of period     $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  74               87               65
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.084           $9.949               --
Accumulation unit value at end of period     $10.864          $11.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               55               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.984           $9.884               --
Accumulation unit value at end of period     $10.740          $10.984               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.683          $11.424               --
Accumulation unit value at end of period     $12.388          $12.683               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.866           $9.807               --
Accumulation unit value at end of period     $10.592          $10.866               --
Number of accumulation units outstanding
 at end of period (in thousands)                 128              110               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.453          $11.262           $8.936
Accumulation unit value at end of period     $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 145              127              132


                        APP I-48

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.151               --               --
Accumulation unit value at end of period     $12.759               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.041               --               --
Accumulation unit value at end of period     $12.613               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.716               --               --
Accumulation unit value at end of period     $13.306               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.912               --               --
Accumulation unit value at end of period     $12.440               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.487               --               --
Accumulation unit value at end of period     $13.014               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.160               --               --  (a)
Accumulation unit value at end of period      $9.478               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.154               --               --  (a)
Accumulation unit value at end of period      $9.457               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.152               --               --  (a)
Accumulation unit value at end of period      $9.449               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.148               --               --  (a)
Accumulation unit value at end of period      $9.432               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143               --               --  (a)
Accumulation unit value at end of period      $9.415               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-49

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.963          $11.466               --
Accumulation unit value at end of period     $12.675          $11.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.856          $11.392               --
Accumulation unit value at end of period     $12.530          $11.856               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.299          $11.829               --
Accumulation unit value at end of period     $12.985          $12.299               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.728          $11.303               --
Accumulation unit value at end of period     $12.358          $11.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.076          $11.661          $11.422
Accumulation unit value at end of period     $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  30               30               26
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.989          $12.397               --
Accumulation unit value at end of period     $14.232          $13.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.563          $10.272           $7.228
Accumulation unit value at end of period     $11.734          $11.563          $10.272
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.700          $12.183               --
Accumulation unit value at end of period     $13.889          $13.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.438          $10.192               --
Accumulation unit value at end of period     $11.573          $11.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.156          $11.746           $8.296
Accumulation unit value at end of period     $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  19               15                9


                        APP I-50

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.327               --               --
Accumulation unit value at end of period      $7.638               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.251               --               --
Accumulation unit value at end of period      $7.550               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.221               --               --
Accumulation unit value at end of period      $7.515               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.162               --               --
Accumulation unit value at end of period      $7.446               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.102               --               --
Accumulation unit value at end of period      $7.377               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.516               --               --  (a)
Accumulation unit value at end of period     $17.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.111               --               --  (a)
Accumulation unit value at end of period      $8.660               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.875               --               --  (a)
Accumulation unit value at end of period     $17.010               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.992               --               --  (a)
Accumulation unit value at end of period      $8.541               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.166               --               --  (a)
Accumulation unit value at end of period     $16.360               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --


                                    APP I-51

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.613               --               --  (a)
Accumulation unit value at end of period      $9.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.607               --               --  (a)
Accumulation unit value at end of period      $9.559               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.605               --               --  (a)
Accumulation unit value at end of period      $9.550               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.600               --               --  (a)
Accumulation unit value at end of period      $9.533               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.596               --               --  (a)
Accumulation unit value at end of period      $9.516               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.180           $8.127           $5.650
Accumulation unit value at end of period     $10.171          $10.180           $8.127
Number of accumulation units outstanding
 at end of period (in thousands)                  91               43               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.089           $8.075           $5.624
Accumulation unit value at end of period     $10.055          $10.089           $8.075
Number of accumulation units outstanding
 at end of period (in thousands)                  13               44               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.827           $9.476           $6.605
Accumulation unit value at end of period     $11.776          $11.827           $9.476
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.980           $8.012               --
Accumulation unit value at end of period      $9.917           $9.980               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               23               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.613           $9.341           $6.531
Accumulation unit value at end of period     $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  52               33               33


                        APP I-52

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.515               --               --
Accumulation unit value at end of period     $21.447               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.413               --               --
Accumulation unit value at end of period     $21.296               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.372               --               --
Accumulation unit value at end of period     $21.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.290               --               --
Accumulation unit value at end of period     $21.117               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.209               --               --
Accumulation unit value at end of period     $20.998               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
HARTFORD ADVISERS HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.853               --               --
Accumulation unit value at end of period      $9.961               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.769               --               --
Accumulation unit value at end of period      $9.852               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.234               --               --
Accumulation unit value at end of period     $11.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.669               --               --
Accumulation unit value at end of period      $9.722               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.031               --               --
Accumulation unit value at end of period     $11.068               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-53

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.490           $8.445           $6.139
Accumulation unit value at end of period      $9.543           $9.490           $8.445
Number of accumulation units outstanding
 at end of period (in thousands)                  51               45               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.409           $8.394           $6.113
Accumulation unit value at end of period      $9.438           $9.409           $8.394
Number of accumulation units outstanding
 at end of period (in thousands)                  30               19               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.414          $10.193               --
Accumulation unit value at end of period     $11.438          $11.414               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               25               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.313           $8.333               --
Accumulation unit value at end of period      $9.314           $9.313               --
Number of accumulation units outstanding
 at end of period (in thousands)                  46               46               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.208          $10.049           $7.346
Accumulation unit value at end of period     $11.186          $11.208          $10.049
Number of accumulation units outstanding
 at end of period (in thousands)                 112               97              112
HARTFORD GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.013               --               --
Accumulation unit value at end of period      $9.049               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.928               --               --
Accumulation unit value at end of period      $8.949               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.323               --               --
Accumulation unit value at end of period     $10.196               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.827               --               --
Accumulation unit value at end of period      $8.831               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.118               --               --
Accumulation unit value at end of period      $9.972               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --


                        APP I-54

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.068               --               --
Accumulation unit value at end of period      $8.202               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.991               --               --
Accumulation unit value at end of period      $8.112               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.487               --               --
Accumulation unit value at end of period     $10.354               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.899               --               --
Accumulation unit value at end of period      $8.005               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.280               --               --
Accumulation unit value at end of period     $10.126               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  70               --               --
HARTFORD HEALTHCARE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.072               --               --
Accumulation unit value at end of period     $10.851               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.987               --               --
Accumulation unit value at end of period     $10.731               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.366               --               --
Accumulation unit value at end of period     $12.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.885               --               --
Accumulation unit value at end of period     $10.590               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.161               --               --
Accumulation unit value at end of period     $11.933               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-55

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.347           $8.208               --
Accumulation unit value at end of period      $9.450           $9.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               45               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.945           $7.875               --
Accumulation unit value at end of period      $9.021           $8.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.359           $9.128           $6.604
Accumulation unit value at end of period     $10.435          $10.359           $9.128
Number of accumulation units outstanding
 at end of period (in thousands)                  34               49               47
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.854           $7.818               --
Accumulation unit value at end of period      $8.902           $8.854               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.171           $8.999               --
Accumulation unit value at end of period     $10.206          $10.171               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               15               --
HARTFORD MONEY MARKET HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.454          $10.506          $10.541
Accumulation unit value at end of period     $10.401          $10.454          $10.506
Number of accumulation units outstanding
 at end of period (in thousands)                  77               71               46
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.123          $10.200          $10.253
Accumulation unit value at end of period     $10.048          $10.123          $10.200
Number of accumulation units outstanding
 at end of period (in thousands)                  71               73               74
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.534          $10.624          $10.687
Accumulation unit value at end of period     $10.445          $10.534          $10.624
Number of accumulation units outstanding
 at end of period (in thousands)                  51               57               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.020          $10.126               --
Accumulation unit value at end of period      $9.915          $10.020               --
Number of accumulation units outstanding
 at end of period (in thousands)                  87               74               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.344          $10.474          $10.568
Accumulation unit value at end of period     $10.215          $10.344          $10.474
Number of accumulation units outstanding
 at end of period (in thousands)                 143              134              199


                        APP I-56

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.848           $7.992               --
Accumulation unit value at end of period      $9.443           $9.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.764           $7.944           $5.566
Accumulation unit value at end of period      $9.339           $9.764           $7.944
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.730           $7.924           $5.557
Accumulation unit value at end of period      $9.298           $9.730           $7.924
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.664           $7.886               --
Accumulation unit value at end of period      $9.216           $9.664               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.598           $7.848           $5.520
Accumulation unit value at end of period      $9.135           $9.598           $7.848
Number of accumulation units outstanding
 at end of period (in thousands)                  20               17               12
HARTFORD SMALLCAP GROWTH HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.881               --               --
Accumulation unit value at end of period     $10.953               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.788               --               --
Accumulation unit value at end of period     $10.833               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.362               --               --
Accumulation unit value at end of period     $12.401               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.678               --               --
Accumulation unit value at end of period     $10.690               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.139               --               --
Accumulation unit value at end of period     $12.129               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --


                        APP I-57

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.499          $10.775               --
Accumulation unit value at end of period     $12.211          $11.499               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.490          $10.794               --
Accumulation unit value at end of period     $12.171          $11.490               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.939          $11.227               --
Accumulation unit value at end of period     $12.634          $11.939               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               22               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.373          $10.716               --
Accumulation unit value at end of period     $12.011          $11.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.723          $11.068           $9.858
Accumulation unit value at end of period     $12.355          $11.723          $11.068
Number of accumulation units outstanding
 at end of period (in thousands)                  54               67               47
HARTFORD VALUE HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.362               --               --
Accumulation unit value at end of period     $11.056               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.337               --               --
Accumulation unit value at end of period     $11.005               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.327               --               --
Accumulation unit value at end of period     $10.984               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.308               --               --
Accumulation unit value at end of period     $10.943               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.288               --               --
Accumulation unit value at end of period     $10.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --


                        APP I-58

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO CAPITAL DEVELOPMENT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.725               --               --
Accumulation unit value at end of period      $8.957               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.660               --               --
Accumulation unit value at end of period      $8.875               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.635               --               --
Accumulation unit value at end of period      $8.842               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.583               --               --
Accumulation unit value at end of period      $8.778               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.532               --               --
Accumulation unit value at end of period      $8.713               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
INVESCO EUROPEAN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.126           $7.265               --
Accumulation unit value at end of period      $7.675           $8.126               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               45               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.053           $7.218               --
Accumulation unit value at end of period      $7.587           $8.053               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.923          $10.697               --
Accumulation unit value at end of period     $11.223          $11.923               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.966           $7.162               --
Accumulation unit value at end of period      $7.483           $7.966               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.708          $10.547           $7.071
Accumulation unit value at end of period     $10.976          $11.708          $10.547
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                8


                        APP I-59

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.112               --               --
Accumulation unit value at end of period      $8.428               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.030               --               --
Accumulation unit value at end of period      $8.331               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.891               --               --
Accumulation unit value at end of period     $11.882               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.932               --               --
Accumulation unit value at end of period      $8.217               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.659               --               --
Accumulation unit value at end of period     $11.621               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.554          $20.096          $11.109
Accumulation unit value at end of period     $26.283          $24.554          $20.096
Number of accumulation units outstanding
 at end of period (in thousands)                  25               18               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.464           $6.945           $3.846
Accumulation unit value at end of period      $9.038           $8.464           $6.945
Number of accumulation units outstanding
 at end of period (in thousands)                  13               19               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $23.889          $19.620          $10.875
Accumulation unit value at end of period     $25.481          $23.889          $19.620
Number of accumulation units outstanding
 at end of period (in thousands)                  22               22               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.373           $6.891               --
Accumulation unit value at end of period      $8.914           $8.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.150          $19.090          $10.612
Accumulation unit value at end of period     $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  30               20               19


                                    APP I-60

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.082           $7.880           $5.750
Accumulation unit value at end of period      $9.990          $10.082           $7.880
Number of accumulation units outstanding
 at end of period (in thousands)                  14               10                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.991           $7.829           $5.723
Accumulation unit value at end of period      $9.876           $9.991           $7.829
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.085           $9.479               --
Accumulation unit value at end of period     $11.933          $12.085               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.883           $7.768               --
Accumulation unit value at end of period      $9.740           $9.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.866           $9.345           $6.857
Accumulation unit value at end of period     $11.671          $11.866           $9.345
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                4
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.350               --               --
Accumulation unit value at end of period     $20.973               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.253               --               --
Accumulation unit value at end of period     $20.826               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.214               --               --
Accumulation unit value at end of period     $20.767               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.137               --               --
Accumulation unit value at end of period     $20.650               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.060               --               --
Accumulation unit value at end of period     $20.534               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-61

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN AMERICAN FRANCHISE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.353               --               --  (a)
Accumulation unit value at end of period      $8.886               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.352               --               --  (a)
Accumulation unit value at end of period      $8.870               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.352               --               --  (a)
Accumulation unit value at end of period      $8.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.351               --               --  (a)
Accumulation unit value at end of period      $8.851               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.350               --               --  (a)
Accumulation unit value at end of period      $8.838               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.192               --               --
Accumulation unit value at end of period     $22.214               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.091               --               --
Accumulation unit value at end of period     $22.058               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.051               --               --
Accumulation unit value at end of period     $21.995               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.971               --               --
Accumulation unit value at end of period     $21.872               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.891               --               --
Accumulation unit value at end of period     $21.749               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-62

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.728          $11.065               --
Accumulation unit value at end of period     $12.414          $12.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               50               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.469           $7.382               --
Accumulation unit value at end of period      $8.241           $8.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.317          $10.745               --
Accumulation unit value at end of period     $11.972          $12.317               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.378           $7.324               --
Accumulation unit value at end of period      $8.127           $8.378               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.863          $10.391           $7.246
Accumulation unit value at end of period     $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  40               53               44
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.727          $14.063               --
Accumulation unit value at end of period     $15.456          $15.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                 323              289               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.817           $8.801               --
Accumulation unit value at end of period      $9.624           $9.817               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.386          $13.806               --
Accumulation unit value at end of period     $15.068          $15.386               --
Number of accumulation units outstanding
 at end of period (in thousands)                 223              239               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.712           $8.732               --
Accumulation unit value at end of period      $9.492           $9.712               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.714          $13.256          $10.189
Accumulation unit value at end of period     $14.352          $14.714          $13.256
Number of accumulation units outstanding
 at end of period (in thousands)                  99              106              104


                        APP I-63

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.759               --               --
Accumulation unit value at end of period      $8.533               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.680               --               --
Accumulation unit value at end of period      $8.436               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.660               --               --
Accumulation unit value at end of period     $10.349               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.587               --               --
Accumulation unit value at end of period      $8.320               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.467               --               --
Accumulation unit value at end of period     $10.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.264               --               --
Accumulation unit value at end of period     $10.187               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.165               --               --
Accumulation unit value at end of period     $10.073               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.496               --               --
Accumulation unit value at end of period     $12.163               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.049               --               --
Accumulation unit value at end of period      $9.938               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.252               --               --
Accumulation unit value at end of period     $11.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --


                                    APP I-64

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.125           $8.212           $6.401
Accumulation unit value at end of period      $9.734          $10.125           $8.212
Number of accumulation units outstanding
 at end of period (in thousands)                  34               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.034           $8.159           $6.371
Accumulation unit value at end of period      $9.622          $10.034           $8.159
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.697           $9.521           $7.441
Accumulation unit value at end of period     $11.207          $11.697           $9.521
Number of accumulation units outstanding
 at end of period (in thousands)                  11               15               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.926           $8.095               --
Accumulation unit value at end of period      $9.490           $9.926               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.486           $9.386           $7.357
Accumulation unit value at end of period     $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  25               29               29
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.122               --               --
Accumulation unit value at end of period     $21.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $23.017               --               --
Accumulation unit value at end of period     $20.973               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.975               --               --
Accumulation unit value at end of period     $20.914               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.892               --               --
Accumulation unit value at end of period     $20.796               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.809               --               --
Accumulation unit value at end of period     $20.679               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --


                        APP I-65

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.280               --               --  (a)
Accumulation unit value at end of period      $9.190               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.279               --               --  (a)
Accumulation unit value at end of period      $9.174               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.279               --               --  (a)
Accumulation unit value at end of period      $9.167               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.278               --               --  (a)
Accumulation unit value at end of period      $9.154               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.277               --               --  (a)
Accumulation unit value at end of period      $9.141               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.524               --               --
Accumulation unit value at end of period     $12.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.463               --               --
Accumulation unit value at end of period     $12.337               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.438               --               --
Accumulation unit value at end of period     $12.302               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.389               --               --
Accumulation unit value at end of period     $12.233               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.341               --               --
Accumulation unit value at end of period     $12.164               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --


                        APP I-66

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.378           $8.042           $4.989
Accumulation unit value at end of period      $7.335           $9.378           $8.042
Number of accumulation units outstanding
 at end of period (in thousands)                  67               54               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.293           $7.990               --
Accumulation unit value at end of period      $7.251           $9.293               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.114          $11.286               --
Accumulation unit value at end of period     $10.222          $13.114               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.193           $7.927           $4.939
Accumulation unit value at end of period      $7.151           $9.193           $7.927
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.878          $11.126               --
Accumulation unit value at end of period      $9.997          $12.878               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               41               --
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.426               --               --
Accumulation unit value at end of period     $10.587               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.332               --               --
Accumulation unit value at end of period     $10.466               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.982               --               --
Accumulation unit value at end of period     $12.124               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.221               --               --
Accumulation unit value at end of period     $10.322               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.766               --               --
Accumulation unit value at end of period     $11.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --


                        APP I-67

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.777          $11.573               --
Accumulation unit value at end of period     $12.189          $12.777               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.142          $11.026               --
Accumulation unit value at end of period     $11.555          $12.142               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.615          $11.467               --
Accumulation unit value at end of period     $11.992          $12.615               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.012          $10.940               --
Accumulation unit value at end of period     $11.396          $12.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.432          $11.346           $8.375
Accumulation unit value at end of period     $11.772          $12.432          $11.346
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7                3
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.377               --               --
Accumulation unit value at end of period     $12.446               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.331               --               --
Accumulation unit value at end of period     $12.369               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.313               --               --
Accumulation unit value at end of period     $12.338               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.276               --               --
Accumulation unit value at end of period     $12.277               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.239               --               --
Accumulation unit value at end of period     $12.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --


                        APP I-68

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.945          $12.773               --
Accumulation unit value at end of period     $15.531          $15.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.886          $12.758               --
Accumulation unit value at end of period     $15.435          $15.886               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.862          $12.751          $10.000
Accumulation unit value at end of period     $15.397          $15.862          $12.751
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.815          $12.739               --
Accumulation unit value at end of period     $15.320          $15.815               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.768          $12.726               --
Accumulation unit value at end of period     $15.244          $15.768               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.513          $14.762          $10.352
Accumulation unit value at end of period     $14.306          $15.513          $14.762
Number of accumulation units outstanding
 at end of period (in thousands)                 235              192              180
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.195           $9.725           $6.832
Accumulation unit value at end of period      $9.378          $10.195           $9.725
Number of accumulation units outstanding
 at end of period (in thousands)                  31               58               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.993          $14.317               --
Accumulation unit value at end of period     $13.777          $14.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               55               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.085           $9.650               --
Accumulation unit value at end of period      $9.249          $10.085               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.842          $15.188               --
Accumulation unit value at end of period     $14.499          $15.842               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               --


                        APP I-69

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.012          $12.681          $10.000
Accumulation unit value at end of period     $10.019          $15.012          $12.681
Number of accumulation units outstanding
 at end of period (in thousands)                 211              191              132
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.956          $12.665               --
Accumulation unit value at end of period      $9.957          $14.956               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.934          $12.659               --
Accumulation unit value at end of period      $9.932          $14.934               --
Number of accumulation units outstanding
 at end of period (in thousands)                 113              103               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.889          $12.647               --
Accumulation unit value at end of period      $9.883          $14.889               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.845          $12.634               --
Accumulation unit value at end of period      $9.834          $14.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               56               --
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.554               --               --
Accumulation unit value at end of period     $12.321               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.501               --               --
Accumulation unit value at end of period     $12.235               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.480               --               --
Accumulation unit value at end of period     $12.200               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.438               --               --
Accumulation unit value at end of period     $12.132               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.397               --               --
Accumulation unit value at end of period     $12.063               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --


                        APP I-70

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.392               --               --
Accumulation unit value at end of period     $20.819               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.299               --               --
Accumulation unit value at end of period     $20.673               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.262               --               --
Accumulation unit value at end of period     $20.615               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.188               --               --
Accumulation unit value at end of period     $20.499               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.115               --               --
Accumulation unit value at end of period     $20.383               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.958               --               --
Accumulation unit value at end of period     $22.997               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $23.850               --               --
Accumulation unit value at end of period     $22.835               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $23.806               --               --
Accumulation unit value at end of period     $22.771               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $23.720               --               --
Accumulation unit value at end of period     $22.643               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.633               --               --
Accumulation unit value at end of period     $22.515               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --


                        APP I-71

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.991               --               --
Accumulation unit value at end of period     $21.929               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.887               --               --
Accumulation unit value at end of period     $21.775               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.845               --               --
Accumulation unit value at end of period     $21.714               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.762               --               --
Accumulation unit value at end of period     $21.591               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.679               --               --
Accumulation unit value at end of period     $21.470               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT 2010 FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.324               --               --  (a)
Accumulation unit value at end of period      $9.959               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.319               --               --  (a)
Accumulation unit value at end of period      $9.936               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.317               --               --  (a)
Accumulation unit value at end of period      $9.928               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.312               --               --  (a)
Accumulation unit value at end of period      $9.910               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.308               --               --  (a)
Accumulation unit value at end of period      $9.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-72

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2015 FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.386               --               --  (a)
Accumulation unit value at end of period      $9.815               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.381               --               --  (a)
Accumulation unit value at end of period      $9.793               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.378               --               --  (a)
Accumulation unit value at end of period      $9.784               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.374               --               --  (a)
Accumulation unit value at end of period      $9.767               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.369               --               --  (a)
Accumulation unit value at end of period      $9.750               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT 2020 FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.413               --               --  (a)
Accumulation unit value at end of period      $9.689               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.407               --               --  (a)
Accumulation unit value at end of period      $9.668               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.405               --               --  (a)
Accumulation unit value at end of period      $9.659               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.401               --               --  (a)
Accumulation unit value at end of period      $9.642               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.396               --               --  (a)
Accumulation unit value at end of period      $9.625               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-73

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2025 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.446               --               --  (a)
Accumulation unit value at end of period      $9.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.440               --               --  (a)
Accumulation unit value at end of period      $9.472               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.438               --               --  (a)
Accumulation unit value at end of period      $9.464               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.434               --               --  (a)
Accumulation unit value at end of period      $9.447               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.429               --               --  (a)
Accumulation unit value at end of period      $9.430               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
JPMORGAN SMARTRETIREMENT 2030 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period      $9.326               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.465               --               --  (a)
Accumulation unit value at end of period      $9.305               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.462               --               --  (a)
Accumulation unit value at end of period      $9.297               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.458               --               --  (a)
Accumulation unit value at end of period      $9.280               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.453               --               --  (a)
Accumulation unit value at end of period      $9.264               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --


                        APP I-74

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2035 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.490               --               --  (a)
Accumulation unit value at end of period      $9.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.485               --               --  (a)
Accumulation unit value at end of period      $9.207               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.483               --               --  (a)
Accumulation unit value at end of period      $9.199               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.478               --               --  (a)
Accumulation unit value at end of period      $9.183               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.474               --               --  (a)
Accumulation unit value at end of period      $9.166               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
JPMORGAN SMARTRETIREMENT 2040 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.492               --               --  (a)
Accumulation unit value at end of period      $9.219               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.486               --               --  (a)
Accumulation unit value at end of period      $9.198               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.484               --               --  (a)
Accumulation unit value at end of period      $9.190               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.479               --               --  (a)
Accumulation unit value at end of period      $9.174               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.475               --               --  (a)
Accumulation unit value at end of period      $9.157               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-75

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2045 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.483               --               --  (a)
Accumulation unit value at end of period      $9.214               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.477               --               --  (a)
Accumulation unit value at end of period      $9.194               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.475               --               --  (a)
Accumulation unit value at end of period      $9.186               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period      $9.169               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466               --               --  (a)
Accumulation unit value at end of period      $9.153               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
JPMORGAN SMARTRETIREMENT 2050 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.485               --               --  (a)
Accumulation unit value at end of period      $9.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.479               --               --  (a)
Accumulation unit value at end of period      $9.195               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.477               --               --  (a)
Accumulation unit value at end of period      $9.187               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.473               --               --  (a)
Accumulation unit value at end of period      $9.171               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.468               --               --  (a)
Accumulation unit value at end of period      $9.155               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-76

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.325               --               --  (a)
Accumulation unit value at end of period      $9.968               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.320               --               --  (a)
Accumulation unit value at end of period      $9.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.318               --               --  (a)
Accumulation unit value at end of period      $9.937               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.313               --               --  (a)
Accumulation unit value at end of period      $9.919               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.309               --               --  (a)
Accumulation unit value at end of period      $9.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $28.751               --               --
Accumulation unit value at end of period     $30.328               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $28.620               --               --
Accumulation unit value at end of period     $30.115               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $28.568               --               --
Accumulation unit value at end of period     $30.030               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $28.464               --               --
Accumulation unit value at end of period     $29.861               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.361               --               --
Accumulation unit value at end of period     $29.693               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-77

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LEGG MASON CAPITAL MANAGEMENT VALUE
 TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.616               --               --
Accumulation unit value at end of period     $10.220               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $5.826               --               --
Accumulation unit value at end of period      $5.595               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.319               --               --
Accumulation unit value at end of period      $9.900               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $5.763               --               --
Accumulation unit value at end of period      $5.518               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.991               --               --
Accumulation unit value at end of period      $9.546               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.135               --               --
Accumulation unit value at end of period      $9.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.052               --               --
Accumulation unit value at end of period      $9.110               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.020               --               --
Accumulation unit value at end of period      $9.068               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.954               --               --
Accumulation unit value at end of period      $8.984               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.889               --               --
Accumulation unit value at end of period      $8.901               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                                    APP I-78

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.338               --               --  (a)
Accumulation unit value at end of period      $9.735               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.332               --               --  (a)
Accumulation unit value at end of period      $9.714               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.330               --               --  (a)
Accumulation unit value at end of period      $9.705               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.325               --               --  (a)
Accumulation unit value at end of period      $9.688               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.321               --               --  (a)
Accumulation unit value at end of period      $9.671               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.006               --               --
Accumulation unit value at end of period     $19.178               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.915               --               --
Accumulation unit value at end of period     $19.043               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.879               --               --
Accumulation unit value at end of period     $18.989               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.807               --               --
Accumulation unit value at end of period     $18.882               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.735               --               --
Accumulation unit value at end of period     $18.776               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-79

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.698               --               --
Accumulation unit value at end of period     $10.706               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.601               --               --
Accumulation unit value at end of period     $10.583               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.563               --               --
Accumulation unit value at end of period     $10.534               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.486               --               --
Accumulation unit value at end of period     $10.437               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.410               --               --
Accumulation unit value at end of period     $10.340               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.226           $9.296               --
Accumulation unit value at end of period     $10.304          $10.226               --
Number of accumulation units outstanding
 at end of period (in thousands)                 147              139               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.623           $8.769           $6.749
Accumulation unit value at end of period      $9.671           $9.623           $8.769
Number of accumulation units outstanding
 at end of period (in thousands)                  30               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.320          $10.326               --
Accumulation unit value at end of period     $11.366          $11.320               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               85               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.519           $8.701               --
Accumulation unit value at end of period      $9.539           $9.519               --
Number of accumulation units outstanding
 at end of period (in thousands)                  69               68               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.116          $10.181               --
Accumulation unit value at end of period     $11.116          $11.116               --
Number of accumulation units outstanding
 at end of period (in thousands)                 213              165               --


                        APP I-80

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.732           $8.769               --
Accumulation unit value at end of period      $9.599           $9.732               --
Number of accumulation units outstanding
 at end of period (in thousands)                 204              212               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.063           $8.187           $6.025
Accumulation unit value at end of period      $8.917           $9.063           $8.187
Number of accumulation units outstanding
 at end of period (in thousands)                  63               60                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.967           $9.917               --
Accumulation unit value at end of period     $10.780          $10.967               --
Number of accumulation units outstanding
 at end of period (in thousands)                 128              186               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.966           $8.123               --
Accumulation unit value at end of period      $8.795           $8.966               --
Number of accumulation units outstanding
 at end of period (in thousands)                  85               67               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.769           $9.777               --
Accumulation unit value at end of period     $10.543          $10.769               --
Number of accumulation units outstanding
 at end of period (in thousands)                 152              115               --
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.312           $8.326               --
Accumulation unit value at end of period      $9.020           $9.312               --
Number of accumulation units outstanding
 at end of period (in thousands)                 216              180               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.599           $7.708           $5.469
Accumulation unit value at end of period      $8.309           $8.599           $7.708
Number of accumulation units outstanding
 at end of period (in thousands)                  55               29                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.658           $9.563               --
Accumulation unit value at end of period     $10.288          $10.658               --
Number of accumulation units outstanding
 at end of period (in thousands)                  79              159               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.507           $7.648               --
Accumulation unit value at end of period      $8.195           $8.507               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466           $9.428               --
Accumulation unit value at end of period     $10.062          $10.466               --
Number of accumulation units outstanding
 at end of period (in thousands)                 149              102               --


                        APP I-81

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.917          $10.055               --
Accumulation unit value at end of period     $11.253          $10.917               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               48               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.701           $9.881           $8.147
Accumulation unit value at end of period     $11.003          $10.701           $9.881
Number of accumulation units outstanding
 at end of period (in thousands)                  12                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.925          $11.022               --
Accumulation unit value at end of period     $12.249          $11.925               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               43               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.586           $9.804               --
Accumulation unit value at end of period     $10.852          $10.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.710          $10.866               --
Accumulation unit value at end of period     $11.981          $11.710               --
Number of accumulation units outstanding
 at end of period (in thousands)                  67               59               --
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.797               --               --
Accumulation unit value at end of period     $11.915               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.772               --               --
Accumulation unit value at end of period     $11.860               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.762               --               --
Accumulation unit value at end of period     $11.838               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.743               --               --
Accumulation unit value at end of period     $11.795               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.723               --               --
Accumulation unit value at end of period     $11.751               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                                    APP I-82

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.998               --               --  (a)
Accumulation unit value at end of period     $11.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.959               --               --  (a)
Accumulation unit value at end of period     $11.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.944               --               --  (a)
Accumulation unit value at end of period     $11.881               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.914               --               --  (a)
Accumulation unit value at end of period     $11.837               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.883               --               --  (a)
Accumulation unit value at end of period     $11.793               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.739               --               --
Accumulation unit value at end of period     $16.162               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.667               --               --
Accumulation unit value at end of period     $16.048               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.639               --               --
Accumulation unit value at end of period     $16.003               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.582               --               --
Accumulation unit value at end of period     $15.913               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.525               --               --
Accumulation unit value at end of period     $15.823               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --


                        APP I-83

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.233               --               --
Accumulation unit value at end of period      $7.550               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.159               --               --
Accumulation unit value at end of period      $7.464               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.911               --               --
Accumulation unit value at end of period      $9.057               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.071               --               --
Accumulation unit value at end of period      $7.361               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.732               --               --
Accumulation unit value at end of period      $8.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
LORD ABBETT BOND-DEBENTURE FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.979          $10.653               --
Accumulation unit value at end of period     $12.380          $11.979               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.871          $10.584               --
Accumulation unit value at end of period     $12.238          $11.871               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.333          $11.899               --
Accumulation unit value at end of period     $13.731          $13.333               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.743          $10.501           $8.002
Accumulation unit value at end of period     $12.070          $11.743          $10.501
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.092          $11.731           $8.953
Accumulation unit value at end of period     $13.430          $13.092          $11.731
Number of accumulation units outstanding
 at end of period (in thousands)                  56               47               39


                        APP I-84

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.974               --               --
Accumulation unit value at end of period      $9.096               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.887               --               --
Accumulation unit value at end of period      $8.994               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.852               --               --
Accumulation unit value at end of period      $8.953               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.784               --               --
Accumulation unit value at end of period      $8.873               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.715               --               --
Accumulation unit value at end of period      $8.793               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.857               --               --
Accumulation unit value at end of period     $11.602               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.753               --               --
Accumulation unit value at end of period     $11.472               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.712               --               --
Accumulation unit value at end of period     $11.420               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.630               --               --
Accumulation unit value at end of period     $11.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.549               --               --
Accumulation unit value at end of period     $11.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --


                                    APP I-85

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.390               --               --
Accumulation unit value at end of period     $19.492               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $32.819               --               --
Accumulation unit value at end of period     $31.295               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.499               --               --
Accumulation unit value at end of period     $10.001               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.501               --               --
Accumulation unit value at end of period     $12.835               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.322               --               --
Accumulation unit value at end of period     $13.589               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               --               --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.230               --               --
Accumulation unit value at end of period      $7.188               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.156               --               --
Accumulation unit value at end of period      $7.106               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.155               --               --
Accumulation unit value at end of period      $9.708               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.068               --               --
Accumulation unit value at end of period      $7.008               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.953               --               --
Accumulation unit value at end of period      $9.495               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-86

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LORD ABBETT SMALL CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.448               --               --
Accumulation unit value at end of period      $9.234               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.841               --               --
Accumulation unit value at end of period      $8.619               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.778               --               --
Accumulation unit value at end of period     $10.497               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.746               --               --
Accumulation unit value at end of period      $8.500               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.584               --               --
Accumulation unit value at end of period     $10.266               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               --               --
MANAGERS CADENCE MID-CAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.241               --               --
Accumulation unit value at end of period      $9.043               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.158               --               --
Accumulation unit value at end of period      $8.940               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.167               --               --
Accumulation unit value at end of period     $10.890               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.059               --               --
Accumulation unit value at end of period      $8.817               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.965               --               --
Accumulation unit value at end of period     $10.651               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-87

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MARSHALL MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.805               --               --
Accumulation unit value at end of period      $9.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.153               --               --
Accumulation unit value at end of period      $8.465               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.626               --               --
Accumulation unit value at end of period     $10.741               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.055               --               --
Accumulation unit value at end of period      $8.350               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.416               --               --
Accumulation unit value at end of period     $10.505               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.942               --               --
Accumulation unit value at end of period     $17.529               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.860               --               --
Accumulation unit value at end of period     $17.406               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.828               --               --
Accumulation unit value at end of period     $17.357               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.763               --               --
Accumulation unit value at end of period     $17.259               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.698               --               --
Accumulation unit value at end of period     $17.162               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-88

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.009               --               --
Accumulation unit value at end of period     $13.781               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.955               --               --
Accumulation unit value at end of period     $13.694               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.933               --               --
Accumulation unit value at end of period     $13.659               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.890               --               --
Accumulation unit value at end of period     $13.589               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.847               --               --
Accumulation unit value at end of period     $13.520               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.408          $10.961          $10.731
Accumulation unit value at end of period     $12.168          $11.408          $10.961
Number of accumulation units outstanding
 at end of period (in thousands)                  63               51               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.332          $10.915               --
Accumulation unit value at end of period     $12.057          $11.332               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.302          $10.897          $10.696
Accumulation unit value at end of period     $12.013          $11.302          $10.897
Number of accumulation units outstanding
 at end of period (in thousands)                  16               14               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.242          $10.861          $10.677
Accumulation unit value at end of period     $11.925          $11.242          $10.861
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.182          $10.824          $10.657
Accumulation unit value at end of period     $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  64               48               46


                        APP I-89

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.498               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.486               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.482               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.472               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.462               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.900               --               --
Accumulation unit value at end of period     $17.468               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.819               --               --
Accumulation unit value at end of period     $17.345               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.786               --               --
Accumulation unit value at end of period     $17.296               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.722               --               --
Accumulation unit value at end of period     $17.199               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.657               --               --
Accumulation unit value at end of period     $17.102               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                                    APP I-90

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.665               --               --  (a)
Accumulation unit value at end of period      $8.407               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.659               --               --  (a)
Accumulation unit value at end of period      $8.388               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.657               --               --  (a)
Accumulation unit value at end of period      $8.381               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.652               --               --  (a)
Accumulation unit value at end of period      $8.366               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.648               --               --  (a)
Accumulation unit value at end of period      $8.351               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.321               --               --
Accumulation unit value at end of period     $13.041               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.211               --               --
Accumulation unit value at end of period     $12.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.872               --               --
Accumulation unit value at end of period     $13.577               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.079               --               --
Accumulation unit value at end of period     $12.715               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.642               --               --
Accumulation unit value at end of period     $13.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-91

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.459           $7.664               --
Accumulation unit value at end of period      $7.505           $8.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.402           $7.632           $5.163
Accumulation unit value at end of period      $7.437           $8.402           $7.632
Number of accumulation units outstanding
 at end of period (in thousands)                  26               19                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.380           $7.619               --
Accumulation unit value at end of period      $7.410           $8.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.335           $7.594               --
Accumulation unit value at end of period      $7.355           $8.335               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.291           $7.569           $5.140
Accumulation unit value at end of period      $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  49               26               21
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.999               --               --
Accumulation unit value at end of period     $22.144               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.899               --               --
Accumulation unit value at end of period     $21.988               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.859               --               --
Accumulation unit value at end of period     $21.926               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.780               --               --
Accumulation unit value at end of period     $21.802               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.700               --               --
Accumulation unit value at end of period     $21.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-92

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.753           $8.904               --
Accumulation unit value at end of period      $9.881           $9.753               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.665           $8.846               --
Accumulation unit value at end of period      $9.768           $9.665               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.204          $10.264           $8.251
Accumulation unit value at end of period     $11.312          $11.204          $10.264
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.561           $8.777           $7.066
Accumulation unit value at end of period      $9.634           $9.561           $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.004          $10.121           $8.160
Accumulation unit value at end of period     $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  28               21               19
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.856           $8.726           $6.116
Accumulation unit value at end of period     $10.453           $9.856           $8.726
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.768           $8.669               --
Accumulation unit value at end of period     $10.333           $9.768               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.374          $11.882               --
Accumulation unit value at end of period     $14.134          $13.374               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.662           $8.602           $6.053
Accumulation unit value at end of period     $10.191           $9.662           $8.602
Number of accumulation units outstanding
 at end of period (in thousands)                   7                9                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.141          $11.722               --
Accumulation unit value at end of period     $13.833          $13.141               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               19               --


                                    APP I-93

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.902           $8.031               --
Accumulation unit value at end of period      $8.840           $8.902               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               38               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.636           $7.810               --
Accumulation unit value at end of period      $8.554           $8.636               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.789           $7.957           $5.925
Accumulation unit value at end of period      $8.697           $8.789           $7.957
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.543           $7.749               --
Accumulation unit value at end of period      $8.437           $8.543               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.662           $7.873           $5.880
Accumulation unit value at end of period      $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  52               35               21
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.505               --               --
Accumulation unit value at end of period     $12.313               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.372               --               --
Accumulation unit value at end of period     $20.009               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.268               --               --
Accumulation unit value at end of period     $12.038               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.261               --               --
Accumulation unit value at end of period     $19.841               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.124               --               --
Accumulation unit value at end of period     $11.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --


                        APP I-94

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.189               --               --
Accumulation unit value at end of period      $7.945               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.245               --               --
Accumulation unit value at end of period      $7.979               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.716               --               --
Accumulation unit value at end of period      $9.392               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.682               --               --
Accumulation unit value at end of period      $7.411               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.540               --               --
Accumulation unit value at end of period      $9.186               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.561           $8.651           $7.089
Accumulation unit value at end of period      $9.229           $9.561           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                 217               53               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.475           $8.594           $7.056
Accumulation unit value at end of period      $9.123           $9.475           $8.594
Number of accumulation units outstanding
 at end of period (in thousands)                 111              128               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.060           $9.134           $7.505
Accumulation unit value at end of period      $9.676          $10.060           $9.134
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.373           $8.527           $7.017
Accumulation unit value at end of period      $8.998           $9.373           $8.527
Number of accumulation units outstanding
 at end of period (in thousands)                  56               31               21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.953           $9.073           $7.477
Accumulation unit value at end of period      $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 221              197              159


                        APP I-95

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.532               --               --
Accumulation unit value at end of period     $14.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.078               --               --
Accumulation unit value at end of period      $7.874               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.097               --               --
Accumulation unit value at end of period     $13.728               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 108               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.991               --               --
Accumulation unit value at end of period      $7.766               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.596               --               --
Accumulation unit value at end of period     $13.187               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.031               --               --
Accumulation unit value at end of period     $11.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.005               --               --
Accumulation unit value at end of period     $11.547               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.995               --               --
Accumulation unit value at end of period     $11.526               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.975               --               --
Accumulation unit value at end of period     $11.483               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.955               --               --
Accumulation unit value at end of period     $11.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-96

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.647               --               --  (a)
Accumulation unit value at end of period      $9.142               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.642               --               --  (a)
Accumulation unit value at end of period      $9.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.639               --               --  (a)
Accumulation unit value at end of period      $9.113               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.635               --               --  (a)
Accumulation unit value at end of period      $9.097               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.630               --               --  (a)
Accumulation unit value at end of period      $9.081               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.315               --               --  (a)
Accumulation unit value at end of period      $8.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.309               --               --  (a)
Accumulation unit value at end of period      $8.262               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.307               --               --  (a)
Accumulation unit value at end of period      $8.255               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.303               --               --  (a)
Accumulation unit value at end of period      $8.240               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.298               --               --  (a)
Accumulation unit value at end of period      $8.226               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-97

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $7.514               --               --
Accumulation unit value at end of period      $7.791               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.446               --               --
Accumulation unit value at end of period      $7.702               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.007               --               --
Accumulation unit value at end of period      $9.306               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.366               --               --
Accumulation unit value at end of period      $7.596               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.844               --               --
Accumulation unit value at end of period      $9.102               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
OPPENHEIMER EQUITY FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.470               --               --
Accumulation unit value at end of period      $8.183               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.394               --               --
Accumulation unit value at end of period      $8.089               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.713               --               --
Accumulation unit value at end of period     $10.313               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.303               --               --
Accumulation unit value at end of period      $7.978               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.519               --               --
Accumulation unit value at end of period     $10.087               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-98

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.436               --               --
Accumulation unit value at end of period     $15.840               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  91               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.030               --               --
Accumulation unit value at end of period      $8.183               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.998               --               --
Accumulation unit value at end of period     $15.388               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.933               --               --
Accumulation unit value at end of period      $8.071               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.313               --               --
Accumulation unit value at end of period     $14.710               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.198               --               --
Accumulation unit value at end of period     $12.243               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.092               --               --
Accumulation unit value at end of period     $12.106               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.376               --               --
Accumulation unit value at end of period     $13.379               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.965               --               --
Accumulation unit value at end of period     $11.944               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.134               --               --
Accumulation unit value at end of period     $13.084               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --


                        APP I-99

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.573          $12.732           $8.468
Accumulation unit value at end of period     $14.472          $19.573          $12.732
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.397          $12.649               --
Accumulation unit value at end of period     $14.306          $19.397               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $29.573          $19.304               --
Accumulation unit value at end of period     $21.789          $29.573               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.189          $12.550           $8.382
Accumulation unit value at end of period     $14.110          $19.189          $12.550
Number of accumulation units outstanding
 at end of period (in thousands)                  22               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $29.040          $19.032          $12.729
Accumulation unit value at end of period     $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  30               22               18
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.809          $11.973          $10.172
Accumulation unit value at end of period     $12.710          $12.809          $11.973
Number of accumulation units outstanding
 at end of period (in thousands)                  93               77               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.694          $11.895               --
Accumulation unit value at end of period     $12.565          $12.694               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               44               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.448          $13.552               --
Accumulation unit value at end of period     $14.287          $14.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               44               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.557          $11.802               --
Accumulation unit value at end of period     $12.392          $12.557               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               47               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.186          $13.360          $11.415
Accumulation unit value at end of period     $13.972          $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                 120              104               89


                        APP I-100

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.040               --               --
Accumulation unit value at end of period      $8.301               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.989               --               --
Accumulation unit value at end of period      $8.234               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.225               --               --
Accumulation unit value at end of period     $12.102               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.892               --               --
Accumulation unit value at end of period      $8.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987               --               --
Accumulation unit value at end of period     $11.836               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
OPPENHEIMER MAIN STREET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.644               --               --
Accumulation unit value at end of period      $8.582               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.567               --               --
Accumulation unit value at end of period      $8.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.536               --               --
Accumulation unit value at end of period      $8.445               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.474               --               --
Accumulation unit value at end of period      $8.367               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.414               --               --
Accumulation unit value at end of period      $8.291               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --


                        APP I-101

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.880               --               --
Accumulation unit value at end of period      $8.577               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.801               --               --
Accumulation unit value at end of period      $8.479               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.013               --               --
Accumulation unit value at end of period     $10.599               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.706               --               --
Accumulation unit value at end of period      $8.362               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.814               --               --
Accumulation unit value at end of period     $10.366               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.116               --               --
Accumulation unit value at end of period      $8.830               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.034               --               --
Accumulation unit value at end of period      $8.729               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.748               --               --
Accumulation unit value at end of period     $10.375               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.936               --               --
Accumulation unit value at end of period      $8.609               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.554               --               --
Accumulation unit value at end of period     $10.147               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --


                        APP I-102

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.691           $6.868               --
Accumulation unit value at end of period      $9.349           $8.691               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.543           $6.768           $3.540
Accumulation unit value at end of period      $9.168           $8.543           $6.768
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.133           $6.450               --
Accumulation unit value at end of period      $8.719           $8.133               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.451           $6.715               --
Accumulation unit value at end of period      $9.042           $8.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.016           $6.382           $3.351
Accumulation unit value at end of period      $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9                9
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.008               --               --
Accumulation unit value at end of period      $7.368               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.185               --               --
Accumulation unit value at end of period      $9.349               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.894               --               --
Accumulation unit value at end of period      $9.989               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.112               --               --
Accumulation unit value at end of period      $9.253               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.698               --               --
Accumulation unit value at end of period      $9.770               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --


                        APP I-103

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.010               --               --
Accumulation unit value at end of period     $13.560               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.958               --               --
Accumulation unit value at end of period     $13.476               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.937               --               --
Accumulation unit value at end of period     $13.443               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.896               --               --
Accumulation unit value at end of period     $13.376               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.855               --               --
Accumulation unit value at end of period     $13.309               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PIMCO EMERGING MARKETS BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.537          $11.184               --
Accumulation unit value at end of period     $13.259          $12.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.424          $11.111               --
Accumulation unit value at end of period     $13.107          $12.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.012          $12.544               --
Accumulation unit value at end of period     $14.767          $14.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.290          $11.025               --
Accumulation unit value at end of period     $12.927          $12.290               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               28               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.759          $12.367           $9.900
Accumulation unit value at end of period     $14.443          $13.759          $12.367
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               27


                        APP I-104

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.071          $13.008          $11.883
Accumulation unit value at end of period     $15.559          $14.071          $13.008
Number of accumulation units outstanding
 at end of period (in thousands)                  79               41               23
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.635          $11.709          $10.717
Accumulation unit value at end of period     $13.936          $12.635          $11.709
Number of accumulation units outstanding
 at end of period (in thousands)                  54               45               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.749          $12.754               --
Accumulation unit value at end of period     $15.149          $13.749               --
Number of accumulation units outstanding
 at end of period (in thousands)                  56               78               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.499          $11.618          $10.658
Accumulation unit value at end of period     $13.745          $12.499          $11.618
Number of accumulation units outstanding
 at end of period (in thousands)                  37               33                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.389          $12.470          $11.457
Accumulation unit value at end of period     $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 127               83               69
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.574          $12.585          $11.313
Accumulation unit value at end of period     $14.013          $13.574          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                 505              357              141
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.452          $12.503          $11.260
Accumulation unit value at end of period     $13.852          $13.452          $12.503
Number of accumulation units outstanding
 at end of period (in thousands)                 172              124               53
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.918          $12.950          $11.671
Accumulation unit value at end of period     $14.318          $13.918          $12.950
Number of accumulation units outstanding
 at end of period (in thousands)                  72               70               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.307          $12.406               --
Accumulation unit value at end of period     $13.662          $13.307               --
Number of accumulation units outstanding
 at end of period (in thousands)                 161              110               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.667          $12.767          $11.541
Accumulation unit value at end of period     $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 316              224              192


                        APP I-105

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.290           $8.903           $5.421
Accumulation unit value at end of period      $7.757          $10.290           $8.903
Number of accumulation units outstanding
 at end of period (in thousands)                  48               42                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.845           $8.539           $5.209
Accumulation unit value at end of period      $7.402           $9.845           $8.539
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.160           $8.821           $5.385
Accumulation unit value at end of period      $7.632          $10.160           $8.821
Number of accumulation units outstanding
 at end of period (in thousands)                  32               31               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.739           $8.472               --
Accumulation unit value at end of period      $7.301           $9.739               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               25               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.013           $8.728           $5.344
Accumulation unit value at end of period      $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  50               36               34
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.833               --               --
Accumulation unit value at end of period     $18.880               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.752               --               --
Accumulation unit value at end of period     $18.747               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.720               --               --
Accumulation unit value at end of period     $18.694               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.655               --               --
Accumulation unit value at end of period     $18.589               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.591               --               --
Accumulation unit value at end of period     $18.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-106

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.920               --               --
Accumulation unit value at end of period      $8.469               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.840               --               --
Accumulation unit value at end of period      $8.372               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.999               --               --
Accumulation unit value at end of period     $10.406               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.745               --               --
Accumulation unit value at end of period      $8.257               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.800               --               --
Accumulation unit value at end of period     $10.177               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               --               --
PIONEER GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.895               --               --
Accumulation unit value at end of period     $12.506               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.850               --               --
Accumulation unit value at end of period     $12.432               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.833               --               --
Accumulation unit value at end of period     $12.402               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.797               --               --
Accumulation unit value at end of period     $12.343               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.762               --               --
Accumulation unit value at end of period     $12.284               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --


                                    APP I-107

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIONEER HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.660          $10.819           $6.964
Accumulation unit value at end of period     $12.377          $12.660          $10.819
Number of accumulation units outstanding
 at end of period (in thousands)                  88               65               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.606           $9.944               --
Accumulation unit value at end of period     $11.319          $11.606               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               22               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.643          $11.700               --
Accumulation unit value at end of period     $13.292          $13.643               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.481           $9.866               --
Accumulation unit value at end of period     $11.163          $11.481               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.397          $11.535           $7.467
Accumulation unit value at end of period     $13.000          $13.397          $11.535
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19               35
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.832           $7.538               --
Accumulation unit value at end of period      $8.257           $8.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.752           $7.489           $5.538
Accumulation unit value at end of period      $8.162           $8.752           $7.489
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.026           $9.444               --
Accumulation unit value at end of period     $10.273          $11.026               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.658           $7.430           $5.507
Accumulation unit value at end of period      $8.050           $8.658           $7.430
Number of accumulation units outstanding
 at end of period (in thousands)                  31               24               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.827           $9.310           $6.910
Accumulation unit value at end of period     $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               27               31


                        APP I-108

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.855               --               --
Accumulation unit value at end of period     $20.941               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.760               --               --
Accumulation unit value at end of period     $20.794               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.722               --               --
Accumulation unit value at end of period     $20.735               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.647               --               --
Accumulation unit value at end of period     $20.618               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.572               --               --
Accumulation unit value at end of period     $20.502               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.307          $11.978               --
Accumulation unit value at end of period     $13.654          $13.307               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.050          $11.776               --
Accumulation unit value at end of period     $13.357          $13.050               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.804          $12.468           $9.818
Accumulation unit value at end of period     $14.114          $13.804          $12.468
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.910          $11.684               --
Accumulation unit value at end of period     $13.174          $12.910               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.292           $9.708
Accumulation unit value at end of period     $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  32               22               23


                        APP I-109

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.063               --               --
Accumulation unit value at end of period     $18.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.976               --               --
Accumulation unit value at end of period     $18.107               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.942               --               --
Accumulation unit value at end of period     $18.056               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.873               --               --
Accumulation unit value at end of period     $17.955               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.804               --               --
Accumulation unit value at end of period     $17.854               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.272               --               --
Accumulation unit value at end of period     $19.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.184               --               --
Accumulation unit value at end of period     $19.442               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.149               --               --
Accumulation unit value at end of period     $19.387               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.080               --               --
Accumulation unit value at end of period     $19.278               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.010               --               --
Accumulation unit value at end of period     $19.170               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --


                        APP I-110

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.081               --               --
Accumulation unit value at end of period      $9.202               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.999               --               --
Accumulation unit value at end of period      $9.097               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.332               --               --
Accumulation unit value at end of period     $11.443               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.902               --               --
Accumulation unit value at end of period      $8.972               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.126               --               --
Accumulation unit value at end of period     $11.191               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.478               --               --
Accumulation unit value at end of period     $12.807               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.369               --               --
Accumulation unit value at end of period     $12.663               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.722               --               --
Accumulation unit value at end of period     $14.035               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.239               --               --
Accumulation unit value at end of period     $12.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.474               --               --
Accumulation unit value at end of period     $13.726               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --


                                    APP I-111

                                               YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009
-------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $9.012          --             --
Accumulation unit value at end of period  $7.061          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $8.931          --             --
Accumulation unit value at end of period  $6.980          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           13             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $8.899          --             --
Accumulation unit value at end of period  $6.948          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $8.835          --             --
Accumulation unit value at end of period  $6.884          --             --
Number of accumulation units outstanding
 at end of period (in thousands)            3             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $8.771          --             --
Accumulation unit value at end of period  $6.821          --             --
Number of accumulation units outstanding
 at end of period (in thousands)            4             --             --
PUTNAM INVESTORS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $7.793          --             --
Accumulation unit value at end of period  $7.741          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $7.723          --             --
Accumulation unit value at end of period  $7.653          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $9.278          --             --
Accumulation unit value at end of period  $9.183          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $7.640          --             --
Accumulation unit value at end of period  $7.547          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $9.110          --             --
Accumulation unit value at end of period  $8.981          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --


                        APP I-112

                                               YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009
-------------------------------------------------------------------------------------
PUTNAM SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $8.425          --             --
Accumulation unit value at end of period  $8.058          --             --
Number of accumulation units outstanding
 at end of period (in thousands)            7             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $8.349          --             --
Accumulation unit value at end of period  $7.966          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $10.305         --             --
Accumulation unit value at end of period  $9.822          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $8.259          --             --
Accumulation unit value at end of period  $7.856          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $10.119         --             --
Accumulation unit value at end of period  $9.606          --             --
Number of accumulation units outstanding
 at end of period (in thousands)            4             --             --
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $10.356         --             --       (a)
Accumulation unit value at end of period  $9.410          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $10.351         --             --       (a)
Accumulation unit value at end of period  $9.390          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $10.349         --             --       (a)
Accumulation unit value at end of period  $9.381          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $10.344         --             --       (a)
Accumulation unit value at end of period  $9.365          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $10.340         --             --       (a)
Accumulation unit value at end of period  $9.348          --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --


                        APP I-113

                                               YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009
-------------------------------------------------------------------------------------
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $23.489         --             --
Accumulation unit value at end of period  $21.609         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            1             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $23.382         --             --
Accumulation unit value at end of period  $21.457         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            3             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $23.340         --             --
Accumulation unit value at end of period  $21.396         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           14             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $23.255         --             --
Accumulation unit value at end of period  $21.276         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            1             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $23.170         --             --
Accumulation unit value at end of period  $21.156         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            5             --             --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $22.242         --             --
Accumulation unit value at end of period  $21.249         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            3             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $22.141         --             --
Accumulation unit value at end of period  $21.100         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           31             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $22.101         --             --
Accumulation unit value at end of period  $21.040         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            5             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $22.020         --             --
Accumulation unit value at end of period  $20.922         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            1             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $21.940         --             --
Accumulation unit value at end of period  $20.804         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            5             --             --


                        APP I-114

                                               YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009
-------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $20.747         --             --
Accumulation unit value at end of period  $20.236         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            3             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $20.652         --             --
Accumulation unit value at end of period  $20.093         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            1             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $20.615         --             --
Accumulation unit value at end of period  $20.037         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $20.540         --             --
Accumulation unit value at end of period  $19.924         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            1             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $20.465         --             --
Accumulation unit value at end of period  $19.812         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            2             --             --
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $21.846         --             --
Accumulation unit value at end of period  $20.098         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $21.747         --             --
Accumulation unit value at end of period  $19.957         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            1             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $21.708         --             --
Accumulation unit value at end of period  $19.901         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            1             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $21.629         --             --
Accumulation unit value at end of period  $19.789         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            3             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $21.550         --             --
Accumulation unit value at end of period  $19.677         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            3             --             --


                        APP I-115

                                               YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                               2011           2010           2009
-------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $16.923         --             --
Accumulation unit value at end of period  $16.376         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $16.846         --             --
Accumulation unit value at end of period  $16.261         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $16.815         --             --
Accumulation unit value at end of period  $16.215         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $16.754         --             --
Accumulation unit value at end of period  $16.124         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $16.693         --             --
Accumulation unit value at end of period  $16.033         --             --
Number of accumulation units outstanding
 at end of period (in thousands)            7             --             --
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                   $14.063         --             --
Accumulation unit value at end of period  $14.263         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                   $13.999         --             --
Accumulation unit value at end of period  $14.163         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                   $13.974         --             --
Accumulation unit value at end of period  $14.123         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                   $13.923         --             --
Accumulation unit value at end of period  $14.043         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                   $13.872         --             --
Accumulation unit value at end of period  $13.964         --             --
Number of accumulation units outstanding
 at end of period (in thousands)           --             --             --


                        APP I-116

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.484               --               --
Accumulation unit value at end of period     $18.032               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.395               --               --
Accumulation unit value at end of period     $17.905               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.360               --               --
Accumulation unit value at end of period     $17.854               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.290               --               --
Accumulation unit value at end of period     $17.754               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.219               --               --
Accumulation unit value at end of period     $17.654               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.275               --               --
Accumulation unit value at end of period     $17.215               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.192               --               --
Accumulation unit value at end of period     $17.094               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.159               --               --
Accumulation unit value at end of period     $17.045               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.093               --               --
Accumulation unit value at end of period     $16.949               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.027               --               --
Accumulation unit value at end of period     $16.854               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-117

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.580               --               --
Accumulation unit value at end of period     $15.496               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.509               --               --
Accumulation unit value at end of period     $15.387               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.481               --               --
Accumulation unit value at end of period     $15.344               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.424               --               --
Accumulation unit value at end of period     $15.257               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.368               --               --
Accumulation unit value at end of period     $15.171               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.642               --               --
Accumulation unit value at end of period      $8.492               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.393               --               --
Accumulation unit value at end of period      $8.227               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.532               --               --
Accumulation unit value at end of period      $8.355               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.302               --               --
Accumulation unit value at end of period      $8.114               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.409               --               --
Accumulation unit value at end of period      $8.201               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --


                        APP I-118

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.664           $8.348               --
Accumulation unit value at end of period      $9.475           $9.664               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.384           $8.126           $5.788
Accumulation unit value at end of period      $9.178           $9.384           $8.126
Number of accumulation units outstanding
 at end of period (in thousands)                  48               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.541           $8.271               --
Accumulation unit value at end of period      $9.323           $9.541               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.283           $8.063               --
Accumulation unit value at end of period      $9.052           $9.283               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.403           $8.184           $5.851
Accumulation unit value at end of period      $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  84               33               19
T. ROWE PRICE RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.536           $9.441           $7.160
Accumulation unit value at end of period     $10.485          $10.536           $9.441
Number of accumulation units outstanding
 at end of period (in thousands)                  31                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.466           $9.402           $7.144
Accumulation unit value at end of period     $10.389          $10.466           $9.402
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.438           $9.386           $7.137
Accumulation unit value at end of period     $10.351          $10.438           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.382           $9.355               --
Accumulation unit value at end of period     $10.275          $10.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.327           $9.324           $7.111
Accumulation unit value at end of period     $10.200          $10.327           $9.324
Number of accumulation units outstanding
 at end of period (in thousands)                  63               69               59


                        APP I-119

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.327           $9.088           $6.527
Accumulation unit value at end of period     $10.100          $10.327           $9.088
Number of accumulation units outstanding
 at end of period (in thousands)                 187               82               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.258           $9.050           $6.512
Accumulation unit value at end of period     $10.007          $10.258           $9.050
Number of accumulation units outstanding
 at end of period (in thousands)                  87               60               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.231           $9.035           $6.506
Accumulation unit value at end of period      $9.971          $10.231           $9.035
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.176           $9.005               --
Accumulation unit value at end of period      $9.898          $10.176               --
Number of accumulation units outstanding
 at end of period (in thousands)                  63               48               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.122           $8.974           $6.482
Accumulation unit value at end of period      $9.825          $10.122           $8.974
Number of accumulation units outstanding
 at end of period (in thousands)                 224              202              159
T. ROWE PRICE RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.126           $8.816           $6.113
Accumulation unit value at end of period      $9.752          $10.126           $8.816
Number of accumulation units outstanding
 at end of period (in thousands)                 129               64               32
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.058           $8.780           $6.099
Accumulation unit value at end of period      $9.663          $10.058           $8.780
Number of accumulation units outstanding
 at end of period (in thousands)                  55               44                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.031           $8.765           $6.094
Accumulation unit value at end of period      $9.628          $10.031           $8.765
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.978           $8.736               --
Accumulation unit value at end of period      $9.557           $9.978               --
Number of accumulation units outstanding
 at end of period (in thousands)                  76               61               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.925           $8.707           $6.071
Accumulation unit value at end of period      $9.487           $9.925           $8.707
Number of accumulation units outstanding
 at end of period (in thousands)                 131              106              125


                        APP I-120

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.086           $8.745           $6.006
Accumulation unit value at end of period      $9.636          $10.086           $8.745
Number of accumulation units outstanding
 at end of period (in thousands)                  40               16                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.019           $8.709           $5.992
Accumulation unit value at end of period      $9.548          $10.019           $8.709
Number of accumulation units outstanding
 at end of period (in thousands)                  17               15                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.993           $8.694           $5.987
Accumulation unit value at end of period      $9.513           $9.993           $8.694
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.939           $8.665               --
Accumulation unit value at end of period      $9.443           $9.939               --
Number of accumulation units outstanding
 at end of period (in thousands)                  51               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.886           $8.636           $5.965
Accumulation unit value at end of period      $9.374           $9.886           $8.636
Number of accumulation units outstanding
 at end of period (in thousands)                 104               96               78
T. ROWE PRICE RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.071           $8.740           $6.001
Accumulation unit value at end of period      $9.629          $10.071           $8.740
Number of accumulation units outstanding
 at end of period (in thousands)                  11                5                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.004           $8.703           $5.987
Accumulation unit value at end of period      $9.541          $10.004           $8.703
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.978           $8.689           $5.981
Accumulation unit value at end of period      $9.506           $9.978           $8.689
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.924           $8.660               --
Accumulation unit value at end of period      $9.437           $9.924               --
Number of accumulation units outstanding
 at end of period (in thousands)                  51               36               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.872           $8.631           $5.959
Accumulation unit value at end of period      $9.368           $9.872           $8.631
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12               17


                        APP I-121

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.768           $9.877           $7.967
Accumulation unit value at end of period     $10.807          $10.768           $9.877
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.697           $9.836           $7.948
Accumulation unit value at end of period     $10.708          $10.697           $9.836
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.668           $9.820           $7.941
Accumulation unit value at end of period     $10.669          $10.668           $9.820
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.611           $9.787               --
Accumulation unit value at end of period     $10.591          $10.611               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.555           $9.754           $7.912
Accumulation unit value at end of period     $10.513          $10.555           $9.754
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               15
TEMPLETON DEVELOPING MARKETS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.713               --               --
Accumulation unit value at end of period      $8.970               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.617               --               --
Accumulation unit value at end of period      $8.867               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.653               --               --
Accumulation unit value at end of period     $13.061               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.502               --               --
Accumulation unit value at end of period      $8.746               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.371               --               --
Accumulation unit value at end of period     $12.774               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --


                        APP I-122

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.540               --               --
Accumulation unit value at end of period     $16.103               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 584               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.162               --               --
Accumulation unit value at end of period      $7.937               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.347               --               --
Accumulation unit value at end of period     $15.879               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  57               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.063               --               --
Accumulation unit value at end of period      $7.828               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.346               --               --
Accumulation unit value at end of period     $14.953               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.736               --               --
Accumulation unit value at end of period     $14.314               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.607               --               --
Accumulation unit value at end of period     $14.154               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.256               --               --
Accumulation unit value at end of period     $15.736               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.454               --               --
Accumulation unit value at end of period     $13.964               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.962               --               --
Accumulation unit value at end of period     $15.389               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --


                        APP I-123

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.484               --               --
Accumulation unit value at end of period     $15.573               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.404               --               --
Accumulation unit value at end of period     $15.464               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.373               --               --
Accumulation unit value at end of period     $15.420               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.309               --               --
Accumulation unit value at end of period     $15.333               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.246               --               --
Accumulation unit value at end of period     $15.247               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
TEMPLETON GROWTH FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.228               --               --
Accumulation unit value at end of period     $11.390               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.388               --               --
Accumulation unit value at end of period      $6.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.947               --               --
Accumulation unit value at end of period     $11.089               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.308               --               --
Accumulation unit value at end of period      $6.770               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.634               --               --
Accumulation unit value at end of period     $10.756               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --


                        APP I-124

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.593               --               --
Accumulation unit value at end of period     $10.408               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.318               --               --
Accumulation unit value at end of period     $15.992               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.455               --               --
Accumulation unit value at end of period     $10.236               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.229               --               --
Accumulation unit value at end of period     $15.857               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299               --               --
Accumulation unit value at end of period     $10.043               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
THE HARTFORD BALANCED ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.424           $9.288               --
Accumulation unit value at end of period     $10.272          $10.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.330           $9.226               --
Accumulation unit value at end of period     $10.153          $10.330               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.292           $9.202               --
Accumulation unit value at end of period     $10.106          $10.292               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.217           $9.153               --
Accumulation unit value at end of period     $10.013          $10.217               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143           $9.105           $6.938
Accumulation unit value at end of period      $9.920          $10.143           $9.105
Number of accumulation units outstanding
 at end of period (in thousands)                 100               77               83


                        APP I-125

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD BALANCED INCOME FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period     $10.633               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.465               --               --  (a)
Accumulation unit value at end of period     $10.609               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.463               --               --  (a)
Accumulation unit value at end of period     $10.600               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.458               --               --  (a)
Accumulation unit value at end of period     $10.581               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454               --               --  (a)
Accumulation unit value at end of period     $10.562               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.895               --               --
Accumulation unit value at end of period      $8.345               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.125               --               --
Accumulation unit value at end of period     $16.930               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.766               --               --
Accumulation unit value at end of period      $8.207               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.015               --               --
Accumulation unit value at end of period     $16.788               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.620               --               --
Accumulation unit value at end of period      $8.052               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --


                        APP I-126

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.586           $8.506               --
Accumulation unit value at end of period      $8.109           $9.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                 119               66               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.499           $8.450           $5.625
Accumulation unit value at end of period      $8.015           $9.499           $8.450
Number of accumulation units outstanding
 at end of period (in thousands)                  76               44               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.464           $8.428               --
Accumulation unit value at end of period      $7.978           $9.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               46               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.396           $8.383               --
Accumulation unit value at end of period      $7.904           $9.396               --
Number of accumulation units outstanding
 at end of period (in thousands)                  86               78               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.327           $8.339           $5.572
Accumulation unit value at end of period      $7.831           $9.327           $8.339
Number of accumulation units outstanding
 at end of period (in thousands)                 230              244              222
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.988               --               --
Accumulation unit value at end of period     $11.123               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.948               --               --
Accumulation unit value at end of period     $15.094               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  70               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844               --               --
Accumulation unit value at end of period     $10.939               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.867               --               --
Accumulation unit value at end of period     $14.967               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.683               --               --
Accumulation unit value at end of period     $10.733               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-127

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.896           $9.882               --
Accumulation unit value at end of period     $11.063          $10.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.797           $9.817               --
Accumulation unit value at end of period     $10.935          $10.797               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.757           $9.791               --
Accumulation unit value at end of period     $10.885          $10.757               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.679           $9.740           $7.710
Accumulation unit value at end of period     $10.784          $10.679           $9.740
Number of accumulation units outstanding
 at end of period (in thousands)                  20                8                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.602           $9.688           $7.681
Accumulation unit value at end of period     $10.684          $10.602           $9.688
Number of accumulation units outstanding
 at end of period (in thousands)                  18               36               46
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.933           $8.858               --
Accumulation unit value at end of period      $9.972           $9.933               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.190          $16.263          $11.930
Accumulation unit value at end of period     $18.216          $18.190          $16.263
Number of accumulation units outstanding
 at end of period (in thousands)                  33                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.963           $8.022               --
Accumulation unit value at end of period      $8.967           $8.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.091          $16.223               --
Accumulation unit value at end of period     $18.062          $18.091               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.829           $7.934               --
Accumulation unit value at end of period      $9.622           $8.829               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --


                        APP I-128

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.668               --               --
Accumulation unit value at end of period      $9.067               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.634               --               --
Accumulation unit value at end of period     $18.366               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.542               --               --
Accumulation unit value at end of period      $8.917               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.527               --               --
Accumulation unit value at end of period     $18.211               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.400               --               --
Accumulation unit value at end of period      $8.749               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.369           $8.052               --
Accumulation unit value at end of period      $8.815           $9.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.284           $7.999               --
Accumulation unit value at end of period      $8.713           $9.284               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.251           $7.977               --
Accumulation unit value at end of period      $8.672           $9.251               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.183           $7.935               --
Accumulation unit value at end of period      $8.592           $9.183               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.117           $7.893           $5.483
Accumulation unit value at end of period      $8.513           $9.117           $7.893
Number of accumulation units outstanding
 at end of period (in thousands)                  35               29               24


                                    APP I-129

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD FUNDAMENTAL GROWTH FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.185               --               --  (a)
Accumulation unit value at end of period      $8.908               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.180               --               --  (a)
Accumulation unit value at end of period      $8.888               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.177               --               --  (a)
Accumulation unit value at end of period      $8.880               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.173               --               --  (a)
Accumulation unit value at end of period      $8.865               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.169               --               --  (a)
Accumulation unit value at end of period      $8.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GLOBAL ALL-ASSET FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (b)
Accumulation unit value at end of period      $8.909               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (b)
Accumulation unit value at end of period      $8.895               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.889               --               --  (b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.878               --               --  (b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.867               --               --  (b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-130

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.289               --               --
Accumulation unit value at end of period      $9.797               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.773               --               --
Accumulation unit value at end of period     $16.880               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.155               --               --
Accumulation unit value at end of period      $9.635               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.676               --               --
Accumulation unit value at end of period     $16.738               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.003               --               --
Accumulation unit value at end of period      $9.454               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
THE HARTFORD GROWTH ALLOCATION FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.047           $8.809               --
Accumulation unit value at end of period      $9.597          $10.047               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.956           $8.751               --
Accumulation unit value at end of period      $9.487           $9.956               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.920           $8.727               --
Accumulation unit value at end of period      $9.443           $9.920               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.848           $8.681               --
Accumulation unit value at end of period      $9.355           $9.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.776           $8.635           $6.324
Accumulation unit value at end of period      $9.269           $9.776           $8.635
Number of accumulation units outstanding
 at end of period (in thousands)                  60               70               60


                        APP I-131

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.231               --               --
Accumulation unit value at end of period      $9.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.696               --               --
Accumulation unit value at end of period     $16.820               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.097               --               --
Accumulation unit value at end of period      $9.075               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.594               --               --
Accumulation unit value at end of period     $16.678               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.947               --               --
Accumulation unit value at end of period      $8.904               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.886               --               --
Accumulation unit value at end of period     $10.604               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.908               --               --
Accumulation unit value at end of period     $17.021               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.757               --               --
Accumulation unit value at end of period     $10.429               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.821               --               --
Accumulation unit value at end of period     $16.878               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.611               --               --
Accumulation unit value at end of period     $10.232               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-132

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.611               --               --
Accumulation unit value at end of period     $13.059               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.558               --               --
Accumulation unit value at end of period     $12.967               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.537               --               --
Accumulation unit value at end of period     $12.930               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.495               --               --
Accumulation unit value at end of period     $12.857               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453               --               --
Accumulation unit value at end of period     $12.785               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.472               --               --  (a)
Accumulation unit value at end of period      $8.192               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.466               --               --  (a)
Accumulation unit value at end of period      $8.174               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.464               --               --  (a)
Accumulation unit value at end of period      $8.166               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.460               --               --  (a)
Accumulation unit value at end of period      $8.152               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.455               --               --  (a)
Accumulation unit value at end of period      $8.137               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-133

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.348               --               --  (a)
Accumulation unit value at end of period      $8.651               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.342               --               --  (a)
Accumulation unit value at end of period      $8.632               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.340               --               --  (a)
Accumulation unit value at end of period      $8.624               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.336               --               --  (a)
Accumulation unit value at end of period      $8.609               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.331               --               --  (a)
Accumulation unit value at end of period      $8.593               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.321          $10.373               --
Accumulation unit value at end of period     $10.270          $10.321               --
Number of accumulation units outstanding
 at end of period (in thousands)                 123               82               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.867           $9.941           $9.994
Accumulation unit value at end of period      $9.793           $9.867           $9.941
Number of accumulation units outstanding
 at end of period (in thousands)                   7               26               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.186          $10.273               --
Accumulation unit value at end of period     $10.100          $10.186               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.813           $9.916           $9.992
Accumulation unit value at end of period      $9.710           $9.813           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  50               39               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.035          $10.161               --
Accumulation unit value at end of period      $9.910          $10.035               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11               --


                                    APP I-134

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.832           $8.017               --
Accumulation unit value at end of period      $9.332           $9.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.168          $16.485          $11.556
Accumulation unit value at end of period     $19.093          $20.168          $16.485
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.704           $7.940               --
Accumulation unit value at end of period      $9.177           $9.704               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.058          $16.445          $11.554
Accumulation unit value at end of period     $18.932          $20.058          $16.445
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.559           $7.853               --
Accumulation unit value at end of period      $9.004           $9.559               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.932               --               --
Accumulation unit value at end of period     $10.956               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.338               --               --
Accumulation unit value at end of period     $16.333               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.789               --               --
Accumulation unit value at end of period     $10.775               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.249               --               --
Accumulation unit value at end of period     $16.196               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.628               --               --
Accumulation unit value at end of period     $10.572               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --


                        APP I-135

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2010 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.739           $9.539               --
Accumulation unit value at end of period     $10.768          $10.739               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.641           $9.476               --
Accumulation unit value at end of period     $10.643          $10.641               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.602           $9.451               --
Accumulation unit value at end of period     $10.594          $10.602               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.525           $9.401               --
Accumulation unit value at end of period     $10.496          $10.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.449           $9.351           $7.154
Accumulation unit value at end of period     $10.399          $10.449           $9.351
Number of accumulation units outstanding
 at end of period (in thousands)                  27               21               16
THE HARTFORD TARGET RETIREMENT 2015 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.695               --               --
Accumulation unit value at end of period     $16.682               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.619               --               --
Accumulation unit value at end of period     $16.565               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.589               --               --
Accumulation unit value at end of period     $16.518               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.529               --               --
Accumulation unit value at end of period     $16.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.468               --               --
Accumulation unit value at end of period     $16.332               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --


                        APP I-136

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.500               --               --
Accumulation unit value at end of period     $10.335               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.260               --               --
Accumulation unit value at end of period     $16.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.363               --               --
Accumulation unit value at end of period     $10.164               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.166               --               --
Accumulation unit value at end of period     $16.803               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.209               --               --
Accumulation unit value at end of period      $9.973               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                 101               --               --
THE HARTFORD TARGET RETIREMENT 2020 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.250           $9.031               --
Accumulation unit value at end of period     $10.094          $10.250               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.158           $8.972               --
Accumulation unit value at end of period      $9.977          $10.158               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.121           $8.948               --
Accumulation unit value at end of period      $9.931          $10.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.047           $8.901               --
Accumulation unit value at end of period      $9.839          $10.047               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.974           $8.854           $6.575
Accumulation unit value at end of period      $9.748           $9.974           $8.854
Number of accumulation units outstanding
 at end of period (in thousands)                  45               53               25


                        APP I-137

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2025 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.472               --               --
Accumulation unit value at end of period     $17.181               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.393               --               --
Accumulation unit value at end of period     $17.060               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.361               --               --
Accumulation unit value at end of period     $17.012               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.298               --               --
Accumulation unit value at end of period     $16.916               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.235               --               --
Accumulation unit value at end of period     $16.821               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               --               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.319               --               --
Accumulation unit value at end of period     $10.020               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.904               --               --
Accumulation unit value at end of period     $17.343               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.184               --               --
Accumulation unit value at end of period      $9.855               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.806               --               --
Accumulation unit value at end of period     $17.197               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.032               --               --
Accumulation unit value at end of period      $9.669               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --               --


                                    APP I-138

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2030 FUND
 -- CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.001           $8.731               --
Accumulation unit value at end of period      $9.717          $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.910           $8.673               --
Accumulation unit value at end of period      $9.605           $9.910               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.874           $8.650               --
Accumulation unit value at end of period      $9.560           $9.874               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.802           $8.605               --
Accumulation unit value at end of period      $9.472           $9.802               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.731           $8.559           $6.271
Accumulation unit value at end of period      $9.384           $9.731           $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                  71               86               57
THE HARTFORD TARGET RETIREMENT 2035 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.518               --               --
Accumulation unit value at end of period     $18.018               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.433               --               --
Accumulation unit value at end of period     $17.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.400               --               --
Accumulation unit value at end of period     $17.841               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.333               --               --
Accumulation unit value at end of period     $17.741               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.266               --               --
Accumulation unit value at end of period     $17.641               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --


                        APP I-139

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2040 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.960               --               --
Accumulation unit value at end of period     $18.315               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.874               --               --
Accumulation unit value at end of period     $18.186               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.840               --               --
Accumulation unit value at end of period     $18.135               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.771               --               --
Accumulation unit value at end of period     $18.033               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.703               --               --
Accumulation unit value at end of period     $17.931               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
THE HARTFORD TARGET RETIREMENT 2045 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.243               --               --
Accumulation unit value at end of period     $18.479               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.156               --               --
Accumulation unit value at end of period     $18.349               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.121               --               --
Accumulation unit value at end of period     $18.297               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.051               --               --
Accumulation unit value at end of period     $18.194               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.982               --               --
Accumulation unit value at end of period     $18.092               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --


                        APP I-140

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2050 FUND
 -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.216               --               --
Accumulation unit value at end of period     $18.327               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.129               --               --
Accumulation unit value at end of period     $18.198               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.094               --               --
Accumulation unit value at end of period     $18.147               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.025               --               --
Accumulation unit value at end of period     $18.045               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.955               --               --
Accumulation unit value at end of period     $17.943               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.468               --               --
Accumulation unit value at end of period     $12.127               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.911               --               --
Accumulation unit value at end of period     $12.564               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.318               --               --
Accumulation unit value at end of period     $11.927               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.846               --               --
Accumulation unit value at end of period     $12.458               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.149               --               --
Accumulation unit value at end of period     $11.702               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --


                        APP I-141

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TOTAL RETURN BOND FUND --
 CLASS R5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.523               --               --
Accumulation unit value at end of period     $12.233               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.418               --               --
Accumulation unit value at end of period     $12.092               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.377               --               --
Accumulation unit value at end of period     $12.036               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.294               --               --
Accumulation unit value at end of period     $11.924               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.212               --               --
Accumulation unit value at end of period     $11.814               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THORNBURG CORE GROWTH FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.514               --               --
Accumulation unit value at end of period      $8.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.706               --               --
Accumulation unit value at end of period      $7.746               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.182               --               --
Accumulation unit value at end of period     $10.225               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.623               --               --
Accumulation unit value at end of period      $7.640               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.998               --               --
Accumulation unit value at end of period     $10.001               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --


                        APP I-142

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THORNBURG CORE GROWTH FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.327               --               --
Accumulation unit value at end of period     $18.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.244               --               --
Accumulation unit value at end of period     $18.363               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.211               --               --
Accumulation unit value at end of period     $18.311               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.145               --               --
Accumulation unit value at end of period     $18.208               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.079               --               --
Accumulation unit value at end of period     $18.106               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.671           $8.556           $5.924
Accumulation unit value at end of period      $8.327           $9.671           $8.556
Number of accumulation units outstanding
 at end of period (in thousands)                 130               56               35
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.584           $8.500           $5.897
Accumulation unit value at end of period      $8.232           $9.584           $8.500
Number of accumulation units outstanding
 at end of period (in thousands)                  53               76               43
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.089          $11.620               --
Accumulation unit value at end of period     $11.231          $13.089               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               36               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.481           $8.434               --
Accumulation unit value at end of period      $8.119           $9.481               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               36               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.853          $11.456           $7.978
Accumulation unit value at end of period     $10.984          $12.853          $11.456
Number of accumulation units outstanding
 at end of period (in thousands)                  57               47               63


                                    APP I-143

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THORNBURG INTERNATIONAL VALUE FUND --
 CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.469               --               --
Accumulation unit value at end of period     $15.939               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.385               --               --
Accumulation unit value at end of period     $15.827               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.351               --               --
Accumulation unit value at end of period     $15.782               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.285               --               --
Accumulation unit value at end of period     $15.694               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.218               --               --
Accumulation unit value at end of period     $15.605               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
THORNBURG VALUE FUND -- CLASS R3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.824               --               --
Accumulation unit value at end of period      $7.595               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.745               --               --
Accumulation unit value at end of period      $7.508               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.571               --               --
Accumulation unit value at end of period      $9.924               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.651               --               --
Accumulation unit value at end of period      $7.405               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.362               --               --
Accumulation unit value at end of period      $9.706               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --


                        APP I-144

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THORNBURG VALUE FUND -- CLASS R4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.328               --               --
Accumulation unit value at end of period     $17.510               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.236               --               --
Accumulation unit value at end of period     $17.387               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.199               --               --
Accumulation unit value at end of period     $17.338               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.125               --               --
Accumulation unit value at end of period     $17.241               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.052               --               --
Accumulation unit value at end of period     $17.144               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
TIMOTHY PLAN LARGE/MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.993               --               --
Accumulation unit value at end of period     $12.023               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.967               --               --
Accumulation unit value at end of period     $11.968               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.957               --               --
Accumulation unit value at end of period     $11.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.937               --               --
Accumulation unit value at end of period     $11.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.917               --               --
Accumulation unit value at end of period     $11.858               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-145

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.191               --               --
Accumulation unit value at end of period     $14.869               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.122               --               --
Accumulation unit value at end of period     $14.764               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.094               --               --
Accumulation unit value at end of period     $14.723               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.039               --               --
Accumulation unit value at end of period     $14.640               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.985               --               --
Accumulation unit value at end of period     $14.557               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.430               --               --
Accumulation unit value at end of period      $8.660               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.609               --               --
Accumulation unit value at end of period      $8.803               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.086               --               --
Accumulation unit value at end of period     $10.146               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.244               --               --
Accumulation unit value at end of period      $8.444               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886               --               --
Accumulation unit value at end of period      $9.923               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-146

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
UBS US ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.914               --               --
Accumulation unit value at end of period      $8.899               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.834               --               --
Accumulation unit value at end of period      $8.797               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.483               --               --
Accumulation unit value at end of period     $10.430               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.739               --               --
Accumulation unit value at end of period      $8.677               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.294               --               --
Accumulation unit value at end of period     $10.200               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.141          $11.713               --
Accumulation unit value at end of period     $12.216          $13.141               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.949           $7.997               --
Accumulation unit value at end of period      $8.298           $8.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.842          $11.486           $8.597
Accumulation unit value at end of period     $11.896          $12.842          $11.486
Number of accumulation units outstanding
 at end of period (in thousands)                  13               16               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.853           $7.934               --
Accumulation unit value at end of period      $8.184           $8.853               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.507          $11.232           $8.432
Accumulation unit value at end of period     $11.540          $12.507          $11.232
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               16


                                    APP I-147

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.604               --               --
Accumulation unit value at end of period     $20.522               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.511               --               --
Accumulation unit value at end of period     $20.378               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.473               --               --
Accumulation unit value at end of period     $20.321               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.399               --               --
Accumulation unit value at end of period     $20.206               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.325               --               --
Accumulation unit value at end of period     $20.093               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.432           $9.454               --
Accumulation unit value at end of period     $11.507          $11.432               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.356           $9.414               --
Accumulation unit value at end of period     $11.402          $11.356               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.325           $9.399           $6.217
Accumulation unit value at end of period     $11.360          $11.325           $9.399
Number of accumulation units outstanding
 at end of period (in thousands)                  44               41               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.265           $9.367               --
Accumulation unit value at end of period     $11.277          $11.265               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.205           $9.336               --
Accumulation unit value at end of period     $11.194          $11.205               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20                8               --


                        APP I-148

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.517          $10.454           $7.319
Accumulation unit value at end of period     $11.130          $12.517          $10.454
Number of accumulation units outstanding
 at end of period (in thousands)                  41               22               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.605           $7.205               --
Accumulation unit value at end of period      $7.633           $8.605               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               28               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.280          $10.292               --
Accumulation unit value at end of period     $10.881          $12.280               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               26               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.512           $7.149               --
Accumulation unit value at end of period      $7.528           $8.512               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.014          $10.110               --
Accumulation unit value at end of period     $10.603          $12.014               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               32               --
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.365               --               --
Accumulation unit value at end of period     $10.434               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.272               --               --
Accumulation unit value at end of period     $10.315               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.968               --               --
Accumulation unit value at end of period     $12.006               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.161               --               --
Accumulation unit value at end of period     $10.173               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.752               --               --
Accumulation unit value at end of period     $11.742               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --


                        APP I-149

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.194               --               --
Accumulation unit value at end of period     $20.664               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.084               --               --
Accumulation unit value at end of period     $20.518               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.040               --               --
Accumulation unit value at end of period     $20.461               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $23.953               --               --
Accumulation unit value at end of period     $20.345               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.866               --               --
Accumulation unit value at end of period     $20.231               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.008               --               --
Accumulation unit value at end of period      $6.871               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.936               --               --
Accumulation unit value at end of period      $6.792               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.488               --               --
Accumulation unit value at end of period      $8.967               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.850               --               --
Accumulation unit value at end of period      $6.699               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299               --               --
Accumulation unit value at end of period      $8.770               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-150

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE TOTAL RETURN BOND
 FUND -- CLASS A
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.116               --               --
Accumulation unit value at end of period     $10.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.103               --               --
Accumulation unit value at end of period     $10.850               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.098               --               --
Accumulation unit value at end of period     $10.834               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.088               --               --
Accumulation unit value at end of period     $10.801               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.077               --               --
Accumulation unit value at end of period     $10.769               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.375               --               --
Accumulation unit value at end of period     $16.622               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.310               --               --
Accumulation unit value at end of period     $16.505               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.284               --               --
Accumulation unit value at end of period     $16.458               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.232               --               --
Accumulation unit value at end of period     $16.366               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.180               --               --
Accumulation unit value at end of period     $16.273               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --



(a)  Inception Date May 1, 2011



(b) Inception Date May 12, 2011



(c)  Inception Date June 30, 2011


                                    APP I-151

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                            [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  PREMIER INNOVATIONS(SM) (SERIES II)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



-      Alger Capital Appreciation Institutional Fund -- Class I
-      Alger Mid Cap Growth Institutional Fund -- Class I
-      Alger Small Cap Growth Institutional Fund -- Class I
-      AllianceBernstein 2010 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2015 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2020 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2025 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2030 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2035 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2040 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2045 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2050 Retirement Strategy Fund -- Class A
-      AllianceBernstein 2055 Retirement Strategy Fund -- Class A
-      AllianceBernstein Global Bond Fund -- Class A
-      AllianceBernstein High Income Fund -- Class A
-      AllianceBernstein International Growth Fund -- Class A
-      AllianceBernstein International Value Fund -- Class A
-      AllianceBernstein Small/Mid Cap Value Fund -- Class A
-      Allianz NFJ Dividend Value Fund -- Class A
-      Allianz NFJ International Value Fund -- Class A
-      American Century Diversified Bond Fund -- Class A
-      American Century Equity Growth Fund -- Class A
-      American Century Equity Income Fund -- Class A
-      American Century Growth Fund -- Class A
-      American Century Mid Cap Value Fund -- Class A
-      American Century Prime Money Market Fund -- Class A
-      American Century Small Cap Value Fund -- Class A
-      American Century Vista(SM) Fund -- Class A
-      American Funds AMCAP Fund(R) -- Class R3
-      American Funds American Mutual Fund(R) -- Class R3
-      American Funds Capital Income Builder(R) -- Class R3
-      American Funds Capital World Growth and Income Fund(SM) -- Class R3
-      American Funds EuroPacific Growth Fund(R) -- Class R3
-      American Funds Fundamental Investors Fund(SM) -- Class R3
-      American Funds New Perspective Fund(R) -- Class R3
-      American Funds The Bond Fund of America Fund(SM) -- Class R3
-      American Funds The Growth Fund of America(R) -- Class R3
-      American Funds The Income Fund of America(R) -- Class R3
-      American Funds The Investment Company of America(R) -- Class R3
-      American Funds The New Economy Fund(R) -- Class R3

-      American Funds Washington Mutual Investors Fund(SM) -- Class R3
-      Ave Maria Growth Fund
-      Ave Maria Opportunity Fund
-      Ave Maria Rising Dividend Fund
-      BlackRock Capital Appreciation Fund, Inc. -- Investor A
-      BlackRock Equity Dividend Fund -- Investor A
-      BlackRock Global Allocation Fund, Inc. -- Investor A
-      BlackRock International Opportunity Fund -- Class A
-      BlackRock Mid-Cap Value Equity Portfolio -- Investor A
-      BlackRock Mid Cap Value Opportunities Fund -- Investor A
-      BlackRock Small Cap Growth Fund II -- Investor A
-      Calamos Global Equity Fund -- Class A
-      Calvert Bond Portfolio -- Class A
-      Calvert Equity Portfolio -- Class A
-      Calvert Income Fund -- Class A
-      Columbia(SM) Acorn(R) Fund -- Class A
-      Columbia Contrarian Core Fund -- Class A
-      Columbia Diversified Equity Income Fund -- Class R3
-      Columbia Marsico 21st Century Fund -- Class A
-      Columbia Marsico Growth Fund -- Class A
-      Columbia Mid Cap Value Fund -- Class A
-      Columbia Mid Cap Value Opportunity Fund -- Class R3
-      Columbia Seligman Communications and Information Fund -- Class A
-      Columbia Seligman Global Technology Fund -- Class A
-      Columbia Small Cap Core Fund -- Class A
-      Columbia Small Cap Value Fund I -- Class A
-      Davis New York Venture Fund -- Class A
-      Delaware Diversified Income Fund -- Class A
-      Delaware Extended Duration Bond Fund -- Class A
-      Domini Social Equity Fund(R) -- Investor Class
-      Dreyfus Bond Market Index Fund -- Class INV
-      Dreyfus Midcap Index Fund
-      Dreyfus S&P 500 Index Fund
-      Dreyfus Smallcap Stock Index Fund
-      DWS Capital Growth Fund -- Class A
-      DWS Enhanced Emerging Markets Fixed Income Fund -- Class A
-      DWS Global Thematic Fund -- Class A
-      Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A
-      Eaton Vance Balanced Fund -- Class A
-      Eaton Vance Income Fund of Boston -- Class A
-      Eaton Vance Large-Cap Value Fund -- Class A
-      Eaton Vance Worldwide Health Sciences Fund -- Class A
-      Federated Capital Appreciation Fund -- Class A
-      Federated Clover Small Value Fund -- Class A
-      Federated Kaufmann Fund -- Class R
-      Fidelity(R) Advisor Leveraged Company Stock Fund -- Class T
-      Franklin Growth Fund -- Class A
-      Franklin High Income Fund -- Class A
-      Franklin Income Fund -- Class A
-      Franklin Small Cap Value Fund -- Class A
-      Franklin Strategic Income Fund -- Class A
-      Franklin Templeton Conservative Allocation Fund -- Class A
-      Franklin Templeton Growth Allocation Fund -- Class A
-      Franklin Templeton Moderate Allocation Fund -- Class A
-      Franklin Total Return Fund -- Class A
-      Frost Dividend Value Equity Fund -- Class A
-      Frost Growth Equity Fund -- Class A
-      Goldman Sachs Absolute Return Tracker -- Class A
-      Goldman Sachs Government Income Fund -- Class A
-      Goldman Sachs Growth Opportunities Fund -- Class A
-      Goldman Sachs High Yield Fund -- Class A
-      Goldman Sachs Large Cap Value Fund -- Class A
-      Goldman Sachs Mid Cap Value Fund -- Class A
-      Goldman Sachs Satellite Strategies -- Class A
-      Goldman Sachs Small Cap Value Fund -- Class A
-      Goldman Sachs Small/Mid Cap Growth Fund -- Class A
-      Hartford Index HLS Fund -- Class IB
-      Invesco Developing Markets Fund -- Class A
-      Invesco Global Core Equity Fund -- Class A
-      Invesco International Growth Fund -- Class A
-      Invesco Real Estate Fund -- Class A
-      Invesco Small Cap Equity Fund -- Class A
-      Invesco Small Cap Growth Fund -- Class A
-      Invesco Van Kampen American Franchise Fund -- Class A
-      Invesco Van Kampen American Value Fund -- Class A
-      Invesco Van Kampen Comstock Fund -- Class A
-      Invesco Van Kampen Equity and Income Fund -- Class A
-      Invesco Van Kampen Growth and Income Fund -- Class A
-      Invesco Van Kampen Mid Cap Growth Fund -- Class A
-      Invesco Van Kampen Small Cap Growth Fund -- Class A
-      Invesco Van Kampen Small Cap Value Fund -- Class A
-      Ivy Asset Strategy Fund -- Class Y
-      Ivy Global Natural Resources Fund -- Class Y
-      Ivy Large Cap Growth Fund -- Class Y
-      Ivy Science & Technology Fund -- Class Y
-      Janus Balanced Fund -- Class S
-      Janus Enterprise Fund -- Class S
-      Janus Forty Fund -- Class S
-      Janus Overseas Fund -- Class S

-      JPMorgan Core Bond Fund -- Class A
-      JPMorgan Prime Money Market Fund -- Reserve Shares
-      JPMorgan Small Cap Equity Fund -- Class A
-      JPMorgan Small Cap Growth Fund -- Class A
-      JPMorgan Small Cap Value Fund -- Class A
-      JPMorgan SmartRetirement(R) 2010 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2015 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2020 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2025 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2030 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2035 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2040 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2045 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2050 Fund -- Class A
-      JPMorgan SmartRetirement(R) 2055 Fund -- Class A
-      JPMorgan SmartRetirement(R) Income Fund -- Class A
-      JPMorgan U.S. Equity Fund -- Class A
-      JPMorgan U.S. Real Estate Fund -- Class A
-      Legg Mason ClearBridge Appreciation Fund -- Class A
-      Legg Mason ClearBridge Mid Cap Core Fund -- Class A
-      Legg Mason ClearBridge Small Cap Growth Fund -- Class A
-      Legg Mason ClearBridge Small Cap Growth Fund -- Class FI
-      LifePath 2020 Portfolio(R) -- Investor A
-      LifePath 2025 Portfolio(R) -- Investor A
-      LifePath 2030 Portfolio(R) -- Investor A
-      LifePath 2035 Portfolio(R) -- Investor A
-      LifePath 2040 Portfolio(R) -- Investor A
-      LifePath 2045 Portfolio(R) -- Investor A
-      LifePath(R) 2050 Portfolio -- Investor A
-      LifePath 2055 Portfolio(R) -- Investor A
-      LifePath(R) Retirement Portfolio -- Investor A
-      LKCM Aquinas Growth Fund
-      LKCM Aquinas Value Fund
-      Loomis Sayles Bond Fund -- Class ADM
-      Lord Abbett Affiliated Fund, Inc. -- Class A
-      Lord Abbett Classic Stock Fund -- Class A
-      Lord Abbett Developing Growth Fund -- Class A
-      Lord Abbett Fundamental Equity Fund -- Class A
-      Lord Abbett Growth Opportunities Fund -- Class A
-      Lord Abbett International Core Equity Fund -- Class A
-      Lord Abbett Small-Cap Blend Fund -- Class A
-      Lord Abbett Total Return Fund -- Class A
-      Lord Abbett Value Opportunities Fund -- Class A
-      Massachusetts Investors Trust -- Class R3
-      MFS(R) Emerging Markets Debt Fund -- Class R3
-      MFS(R) Government Securities Fund -- Class R3
-      MFS(R) Growth Fund -- Class R3
-      MFS(R) International Growth Fund -- Class R3
-      MFS(R) International Value Fund -- Class R3
-      MFS(R) New Discovery Fund -- Class R3
-      MFS(R) Research Bond Fund -- Class R3
-      MFS(R) Research International Fund -- Class R3
-      MFS(R) Technology Fund -- Class R3
-      MFS(R) Total Return Fund -- Class R3
-      MFS(R) Utilities Fund -- Class R3
-      MFS(R) Value Fund -- Class R3
-      Munder Mid-Cap Core Growth Fund -- Class A
-      Mutual Beacon Fund -- Class A
-      Mutual Global Discovery Fund -- Class A
-      Mutual Shares Fund -- Class A
-      Neuberger Berman Socially Responsible Fund -- Class A
-      Nuveen Equity Index Fund -- Class A
-      Nuveen Mid Cap Growth Opportunities Fund -- Class A
-      Nuveen Mid Cap Index Fund -- Class A
-      Nuveen Small Cap Index Fund -- Class A
-      Nuveen Small Cap Select Fund -- Class A
-      Nuveen Tradewinds International Value -- Class A
-      Oppenheimer Developing Markets Fund -- Class A
-      Oppenheimer Equity Income Fund, Inc. -- Class A
-      Oppenheimer Global Fund -- Class A
-      Oppenheimer Global Strategic Income Fund -- Class A
-      Oppenheimer Gold & Special Minerals Fund -- Class A
-      Oppenheimer International Bond Fund -- Class A
-      Oppenheimer International Diversified Fund -- Class A
-      Oppenheimer International Growth Fund -- Class A
-      Oppenheimer Main Street Select Fund(TM) -- Class A
-      Oppenheimer Main Street Small- & Mid- Cap Fund(TM) -- Class A
-      Oppenheimer Real Estate Fund -- Class A
-      Oppenheimer Small- & Mid- Cap Value Fund -- Class A
-      Perkins Mid Cap Value Fund -- Class S
-      PIMCO Real Return Fund -- Class A
-      PIMCO Total Return Fund -- Class A
-      PIMCO Total Return III Fund -- Class Admin
-      Pioneer Cullen Value Fund -- Class A
-      Pioneer Emerging Markets Fund -- Class A
-      Pioneer Equity Income Fund -- Class A
-      Pioneer Fund -- Class A
-      Pioneer Mid Cap Value Fund -- Class A
-      Pioneer Oak Ridge Small Cap Growth Fund -- Class A
-      Pioneer Strategic Income Fund -- Class A
-      Prudential Jennison 20/20 Focus Fund -- Class A
-      Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A
-      Prudential Jennison Natural Resources Fund, Inc. -- Class A
-      Putnam Equity Income Fund -- Class A
-      Putnam High Yield Advantage Fund -- Class A

-      Putnam International Capital Opportunities Fund -- Class A
-      RidgeWorth Large Cap Value Equity Fund -- Class A
-      RidgeWorth Mid-Cap Value Equity Fund -- Class A
-      RidgeWorth Small Cap Value Equity Fund -- Class A
-      RidgeWorth Total Return Bond Fund -- Class A
-      Royce Total Return Fund -- Class K
-      Royce Value Fund -- Class K
-      Russell LifePoints(R) Balanced Strategy Fund -- Class R2
-      Russell LifePoints(R) Conservative Strategy Fund -- Class R2
-      Russell LifePoints(R) Equity Growth Strategy Fund -- Class R2
-      Russell LifePoints(R) Growth Strategy Fund -- Class R2
-      Russell LifePoints(R) Moderate Strategy Fund -- Class R2
-      T. Rowe Price Equity Income Fund -- Class R
-      T. Rowe Price Growth Stock Fund -- Class R
-      Templeton Foreign Fund -- Class A
-      Templeton Global Bond Fund -- Class A
-      Templeton Global Opportunities Trust -- Class A
-      The Hartford Balanced Allocation Fund -- Class R4
-      The Hartford Balanced Income Fund -- Class R4
-      The Hartford Capital Appreciation Fund -- Class R4
-      The Hartford Capital Appreciation II Fund -- Class R4
-      The Hartford Checks and Balances Fund -- Class R4
-      The Hartford Conservative Allocation Fund -- Class R4
-      The Hartford Dividend and Growth Fund -- Class R4
-      The Hartford Equity Growth Allocation Fund -- Class R4*
-      The Hartford Equity Income Fund -- Class R4
-      The Hartford Fundamental Growth Fund -- Class R4
-      The Hartford Global All-Asset Fund -- Class R4
-      The Hartford Growth Allocation Fund -- Class R4
-      The Hartford Growth Opportunities Fund -- Class R4
-      The Hartford Healthcare Fund -- Class R4
-      The Hartford High Yield Fund -- Class R4
-      The Hartford Inflation Plus Fund -- Class R4
-      The Hartford International Opportunities Fund -- Class R4
-      The Hartford International Small Company Fund -- Class R4
-      The Hartford Midcap Fund -- Class R4
-      The Hartford MidCap Value Fund -- Class R4
-      The Hartford Money Market Fund -- Class R4
-      The Hartford Small Company Fund -- Class R4
-      The Hartford Target Retirement 2010 Fund -- Class R4
-      The Hartford Target Retirement 2015 Fund -- Class R4
-      The Hartford Target Retirement 2020 Fund -- Class R4
-      The Hartford Target Retirement 2025 Fund -- Class R4
-      The Hartford Target Retirement 2030 Fund -- Class R4
-      The Hartford Target Retirement 2035 Fund -- Class R4
-      The Hartford Target Retirement 2040 Fund -- Class R4
-      The Hartford Target Retirement 2045 Fund -- Class R4
-      The Hartford Target Retirement 2050 Fund -- Class R4
-      The Hartford Total Return Bond Fund -- Class R4
-      The Hartford Value Fund -- Class R4
-      Thornburg Core Growth Fund -- Class R4
-      Thornburg International Value Fund -- Class R4
-      Thornburg Value Fund -- Class R4
-      TIAA-CREF Bond Index Fund -- Retirement
-      TIAA-CREF Equity Index Fund -- Retirement
-      TIAA-CREF Large-Cap Growth Index Fund -- Retirement
-      TIAA-CREF Large-Cap Value Index Fund -- Retirement
-      Timothy Plan Large/Mid-Cap Value Fund -- Class A
-      UBS Dynamic Alpha Fund -- Class A
-      UBS Global Allocation Fund -- Class A
-      Victory Diversified Stock Fund -- Class A
-      Victory Established Value Fund -- Class A
-      Victory Small Company Opportunity Fund -- Class A
-      Victory Special Value Fund -- Class A
-      Wells Fargo Advantage Asset Allocation Fund -- Class A
-      Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
-      Wells Fargo Advantage International Equity Fund -- Class A
-      Wells Fargo Advantage Utility and Telecommunications Fund -- Class A




* Effective on or about May 25, 2012, the following underlying Fund will merge into the following surviving Fund:



            UNDERLYING FUND                           SURVIVING FUND
--------------------------------------------------------------------------------
The Hartford Equity Growth Allocation     The Hartford Growth Allocation Fund --
Fund -- Class R4                          Class R4


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2012



Statement of Additional Information Dated: May 1, 2012

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 7
FEE TABLE                                                                 9
SUMMARY                                                                  17
PERFORMANCE RELATED INFORMATION                                          20
HARTFORD LIFE INSURANCE COMPANY                                          21
THE SEPARATE ACCOUNT                                                     21
THE FUNDS                                                                21
GENERAL ACCOUNT OPTION                                                   43
CONTRACT CHARGES                                                         43
 Contingent Deferred Sales Charge                                        43
 Annual Maintenance Fee                                                  44
 Program and Administrative Charge                                       45
 Loan Fees                                                               46
 Premium Taxes                                                           46
 Transfer Fee                                                            46
 Experience Rating under the Contracts                                   46
 Negotiated Charges and Fees                                             46
 Charges of the Funds                                                    46
 Plan Related Expenses                                                   46
THE CONTRACTS                                                            46
 The Contracts Offered                                                   46
 Assignments                                                             47
 Pricing and Crediting of Contributions                                  47
 May I cancel my certificate?                                            47
 What is a Surrender Charge Offset?                                      47
 May I make changes in the amounts of my Contribution?                   47
 Can you transfer from one Sub-Account to another?                       48
 What is a Sub-Account Transfer?                                         48
 What Happens When you Request a Sub-Account Transfer?                   48
 What Restrictions Are There on your Ability to Make a                   48
  Sub-Account Transfer?
 Fund Trading Policies                                                   49
 How are you affected by frequent Sub-Account Transfers?                 50
 General Account Option Transfers                                        50
 Telephone and Internet Transfers                                        51
 Dollar Cost Averaging                                                   51
 May I request a loan from my Participant Account?                       51
 How do I know what my Participant Account is worth?                     52
 How are the underlying Fund shares valued?                              52
DEATH BENEFITS                                                           53
 Determination of the Beneficiary                                        53
 Death before the Annuity Commencement Date                              53
 Death on or after the Annuity Commencement Date                         53
SETTLEMENT PROVISIONS                                                    54
 Can payment of the Surrender value ever be postponed beyond the         54
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      54
 How do I elect an Annuity Commencement Date and Annuity Payout          55
  Option?
 What is the minimum amount that I may select for an Annuity             55
  Payout?
 How are Contributions made to establish an Annuity Account?             55
 Can a Contract be suspended?                                            55
 Annuity Payout Options                                                  55
 Systematic Withdrawal Option                                            56
 How are Variable Annuity Payouts determined?                            57
FEDERAL TAX CONSIDERATIONS                                               58
 A. General                                                              58
 B. Taxation of Hartford and the Separate Account                        58
 C. Diversification of the Separate Account                              59
 D. Tax Ownership of the Assets in the Separate Account                  59
 E. Non-Natural Persons as Owners                                        60
 F. Annuity Purchases by Nonresident Aliens and Foreign                  60
  Corporations
 G. Generation Skipping Transfer Tax                                     60
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     60
MORE INFORMATION                                                         69
 Can a Contract be modified?                                             69
 Can Hartford waive any rights under a Contract?                         69
 How Contracts Are Sold                                                  69
 Who is the custodian of the Separate Account's assets?                  70
 Are there any material legal proceedings affecting the Separate         71
  Account?
 How may I get additional information?                                   71
APPENDIX I -- ACCUMULATION UNIT VALUES                                   72
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION               128

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contribution to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: An accounting unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

APPROVED PLAN RELATED INVESTMENT ACCOUNT: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PREMIUM TAX: A tax, or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (1)
  During First Year                                                                                         5%
  During Second Year                                                                                        4%
  During Third Year                                                                                         3%
  During Fourth Year                                                                                        2%
  During Fifth Year                                                                                         1%
  During Sixth Year and thereafter                                                                          0%
Loan Set-Up Fee (2)*                                                                                       $50

------------

(1) The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.

(2) This is the maximum fee we would charge. See "May I Request a Loan from my Participant Account?"

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (2)(3)*                                              $50
ANNUAL MAINTENANCE FEE (4)                                                   $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (5)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF PROGRAM AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                 PROGRAM AND
PARTICIPANT ACCOUNTS UNDER A CONTRACT (6)                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

AFTER ANNUITY COMMENCEMENT DATE:

                                                              PROGRAM AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                         1.25%

------------

(3) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(4) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(5) The Program and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(6) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

    We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)                 0.33%             19.11%*



    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Asset Allocation Funds, the JPMorgan Smart Retirement Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds, the T. Rowe Price Retirement Funds, the LifePath(R) Retirement Portfolios, and the Russell LifePoints(R) Strategy Funds are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.


* This maximum rate does not reflect the contractual fee waiver received from the fund company.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOU INVEST IN YOUR PARTICIPANT ACCOUNT AT THE SAME TIME THE CONTRACT IS ISSUED TO THE CONTRACT OWNER AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,485
3 years                                                                   $5,537
5 years                                                                   $7,735
10 years                                                                 $10,925



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,087
3 years                                                                   $5,362
5 years                                                                   $7,675
10 years                                                                 $10,895



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,117
3 years                                                                   $5,392
5 years                                                                   $7,705
10 years                                                                 $10,925

     EXAMPLE -- 1.05% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,465
3 years                                                                   $5,498
5 years                                                                   $7,692
10 years                                                                 $10,902



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,066
3 years                                                                   $5,321
5 years                                                                   $7,631
10 years                                                                 $10,872



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,096
3 years                                                                   $5,351
5 years                                                                   $7,661
10 years                                                                 $10,902



     EXAMPLE -- 0.85% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,446
3 years                                                                   $5,458
5 years                                                                   $7,648
10 years                                                                 $10,878



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,046
3 years                                                                   $5,280
5 years                                                                   $7,586
10 years                                                                 $10,848



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,076
3 years                                                                   $5,310
5 years                                                                   $7,616
10 years                                                                 $10,878

     EXAMPLE -- 0.75% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,436
3 years                                                                   $5,438
5 years                                                                   $7,626
10 years                                                                 $10,866



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,036
3 years                                                                   $5,260
5 years                                                                   $7,564
10 years                                                                 $10,836



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,066
3 years                                                                   $5,290
5 years                                                                   $7,594
10 years                                                                 $10,866



     EXAMPLE -- 0.65% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,426
3 years                                                                   $5,419
5 years                                                                   $7,604
10 years                                                                 $10,854



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,025
3 years                                                                   $5,239
5 years                                                                   $7,542
10 years                                                                 $10,824



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,055
3 years                                                                   $5,269
5 years                                                                   $7,572
10 years                                                                 $10,854

     EXAMPLE -- 0.50% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,412
3 years                                                                   $5,389
5 years                                                                   $7,571
10 years                                                                 $10,835



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,010
3 years                                                                   $5,208
5 years                                                                   $7,508
10 years                                                                 $10,805



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,040
3 years                                                                   $5,238
5 years                                                                   $7,538
10 years                                                                 $10,835



     EXAMPLE -- 0.35% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,397
3 years                                                                   $5,358
5 years                                                                   $7,537
10 years                                                                 $10,816



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,995
3 years                                                                   $5,177
5 years                                                                   $7,474
10 years                                                                 $10,786



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,025
3 years                                                                   $5,207
5 years                                                                   $7,504
10 years                                                                 $10,816

     EXAMPLE -- 0.15% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,377
3 years                                                                   $5,318
5 years                                                                   $7,491
10 years                                                                 $10,789



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,974
3 years                                                                   $5,135
5 years                                                                   $7,428
10 years                                                                 $10,759



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,004
3 years                                                                   $5,165
5 years                                                                   $7,458
10 years                                                                 $10,789



     EXAMPLE -- 0.00% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,363
3 years                                                                   $5,288
5 years                                                                   $7,457
10 years                                                                 $10,769



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,959
3 years                                                                   $5,104
5 years                                                                   $7,393
10 years                                                                 $10,739



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,989
3 years                                                                   $5,134
5 years                                                                   $7,423
10 years                                                                 $10,769


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You don't pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    You won't be charged a Contingent Deferred Sales Charge on:

    -- Benefit Payments

    -- Plan Related Expenses

    -- Transfers to an Approved Plan Related Investment Account

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:

                                                              PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

    After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.


PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.


    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.



    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.



    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.



    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.


    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our administrative offices are located in Windsor, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.



SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein 2010 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2015 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2020 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2025 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2030 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2035 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2040 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2045 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2050 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein 2055 Retirement        Seeks the highest total return over time  ABIS -- AllianceBernstein Investor
  Strategy Fund -- Class A (a)            consistent with its asset mix             Services, Inc.
 AllianceBernstein Global Bond Fund --    To generate income consistent with        ABIS -- AllianceBernstein Investor
  Class A                                 preservation of capital                   Services, Inc.
 AllianceBernstein High Income Fund --    Seeks to maximize total returns from      ABIS -- AllianceBernstein Investor
  Class A                                 price appreciation and income             Services, Inc.
 AllianceBernstein International Growth   Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A (b)                                                               Services, Inc.
 AllianceBernstein International Value    Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A (a)                                                               Services, Inc.
 AllianceBernstein Small/Mid Cap Value    Long-term growth of capital               ABIS -- AllianceBernstein Investor
  Fund -- Class A                                                                   Services, Inc.
 Allianz NFJ Dividend Value Fund --       Seeks long-term growth of capital and     Allianz Global Investors Fund Management
  Class A                                 income                                    LLC
                                                                                    Sub-advised by NFJ Investment Group
                                                                                    (NFJ)
 Allianz NFJ International Value Fund --  Seeks long-term growth of capital and     Allianz Global Investors Fund Management
  Class A                                 income                                    LLC
                                                                                    Sub-advised by NFJ Investment Group
                                                                                    (NFJ)
 American Century Diversified Bond Fund   The fund seeks a high level of income by  American Century Investment Management,
  -- Class A                              investing in non-money market debt        Inc.
                                          securities
 American Century Equity Growth Fund --   The fund seeks long-term capital growth   American Century Investment Management,
  Class A (c)                             by investing in common stocks             Inc.
 American Century Equity Income Fund --   The fund seeks current income. Capital    American Century Investment Management,
  Class A                                 appreciation is a secondary objective     Inc.
 American Century Growth Fund -- Class A  The fund seeks long-term capital growth   American Century Investment Management,
                                                                                    Inc.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 American Century Mid Cap Value Fund --   The fund seeks long-term capital growth.  American Century Investment Management,
  Class A                                 Income is a secondary objective           Inc.
 American Century Prime Money Market      The fund seeks to earn the highest level  American Century Investment Management,
  Fund -- Class A++                       of current income while preserving the    Inc.
                                          value of your investment
 American Century Small Cap Value Fund    The fund seeks long-term capital growth.  American Century Investment Management,
  -- Class A                              Income is a secondary objective           Inc.
 American Century Vista(SM) Fund --       The fund seeks long-term capital growth   American Century Investment Management,
  Class A (c)                                                                       Inc.
 American Funds AMCAP Fund(R) -- Class    Seeks to provide long-term growth of      Capital Research and Management Company
  R3                                      capital
 American Funds American Mutual Fund(R)   Strives to provide for the balanced       Capital Research and Management Company
  -- Class R3                             accomplishment of three objectives:
                                          current income, capital growth and
                                          conservation of principal
 American Funds Capital Income            Seeks to provide above-average current    Capital Research and Management Company
  Builder(R) -- Class R3                  income, a growing stream of income and
                                          secondarily, growth of capital.
 American Funds Capital World Growth and  Seeks to provide long-term growth of      Capital Research and Management Company
  Income Fund(SM) -- Class R3             capital with current income.
 American Funds EuroPacific Growth        Seeks to provide long-term growth of      Capital Research and Management Company
  Fund(R) -- Class R3                     capital.
 American Funds Fundamental Investors     Seeks to provide long-term growth of      Capital Research and Management Company
  Fund(SM) -- Class R3                    capital and income.
 American Funds New Perspective Fund(R)   Seeks to provide long-term growth of      Capital Research and Management Company
  -- Class R3                             capital.
 American Funds The Bond Fund of America  Seeks to provide as high a level of       Capital Research and Management Company
  Fund(SM) -- Class R3 (c)                current income as is consistent with the
                                          preservation of capital.
 American Funds The Growth Fund of        Seeks to provide growth of capital.       Capital Research and Management Company
  America(R) -- Class R3
 American Funds The Income Fund of        Seeks to provide current income and,      Capital Research and Management Company
  America(R) -- Class R3                  secondarily, growth of capital.
 American Funds The Investment Company    Seeks to provide long-term growth of      Capital Research and Management Company
  of America(R) -- Class R3               capital and income.
 American Funds The New Economy Fund(R)   Seeks to provide long-term growth of      Capital Research and Management Company
  -- Class R3                             capital. Current income is a secondary
                                          consideration.
 American Funds Washington Mutual         Seeks to produce income and provide an    Capital Research and Management Company
  Investors Fund(SM) -- Class R3          opportunity for growth of principal
                                          consistent with sound common stock
                                          investing.
 Ave Maria Growth Fund                    Long-term capital appreciation            Schwartz Investment Counsel, Inc. JLB &
                                                                                    Associates, Inc.
 Ave Maria Opportunity Fund               Long-term capital appreciation            Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund           Long-term capital appreciation            Schwartz Investment Counsel, Inc.

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Capital Appreciation Fund,     Seeks long-term growth of capital         BlackRock Advisors, LLC
  Inc. -- Investor A                                                                Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Equity Dividend Fund --        Seeks long-term total return and current  BlackRock Advisors, LLC
  Investor A                              income                                    Sub-advised by BlackRock Investment
                                                                                    Management, LLC
 BlackRock Global Allocation Fund, Inc.   To provide high total investment return   BlackRock Advisors, LLC
  -- Investor A                           through a fully managed investment        Sub-advised by BlackRock Investment
                                          policy utilizing United States and        Management, LLC and BlackRock Asset
                                          foreign equity securities, debt and       Management U.K. Limited
                                          money market securities, the combination
                                          of which will be varied from time to
                                          time both with respect to types of
                                          securities and markets in response to
                                          changing market and economic trends.
                                          Total return means the combination of
                                          capital growth and investment income.
 BlackRock International Opportunity      Seeks long-term capital appreciation      BlackRock Advisors, LLC
  Fund -- Class A                                                                   Sub-advised by BlackRock Financial
                                                                                    Management, Inc.
 BlackRock Mid-Cap Value Equity           Seeks long-term capital appreciation      BlackRock Advisors, LLC
  Portfolio -- Investor A
 BlackRock Mid Cap Value Opportunities    To seek capital appreciation and,         BlackRock Advisors, LLC
  Fund -- Investor A                      secondarily, income, by investing in      Sub-advised by BlackRock Investment
                                          securities, primarily equity securities   Management, LLC
                                          that Fund management believes are
                                          undervalued and therefore represent an
                                          investment value.
 BlackRock Small Cap Growth Fund II --    To seek long-term capital growth. In      BlackRock Advisors, LLC
  Investor A                              other words, the Fund tries to choose     Sub-advised by BlackRock Capital
                                          investments that will increase in value.  Management, Inc.
                                          Current income from dividends and
                                          interest will not be an important
                                          consideration in selecting portfolio
                                          securities.
 Calamos Global Equity Fund -- Class A    Long-term capital growth                  Calamos Advisors LLC
 Calvert Bond Portfolio -- Class A        Seeks to provide as high a level of       Calvert Investment Management Inc.
                                          current income as is consistent with
                                          prudent investment risk and preservation
                                          of capital through investment in bonds
                                          and other straight debt securities
                                          meeting the Fund's investment criteria,
                                          including financial, sustainability and
                                          social responsibility factors

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Calvert Equity Portfolio -- Class A      Seeks growth of capital through           Calvert Investment Management Inc.
                                          investment in stocks of issuers in        Sub-advised by Atlanta Capital
                                          industries believed to offer              Management Company, LLC.
                                          opportunities for potential capital
                                          appreciation and which meet the Fund's
                                          investment criteria including financial,
                                          sustainability and social responsibility
                                          factors
 Calvert Income Fund -- Class A (a)       Seeks to maximize income, to the extent   Calvert Investment Management Inc.
                                          consistent with preservation of capital,
                                          through investment in bonds and
                                          income-producing securities
 ColumbiaSM Acorn(R) Fund -- Class A      Seeks long-term capital appreciation      Columbia Wanger Asset Management, L. P.
 Columbia Contrarian Core Fund -- Class   Seeks total return consisting of          Columbia Management Investment Advisers,
  A                                       long-term capital appreciation and        LLC
                                          current income.
 Columbia Diversified Equity Income Fund  High level of current income, as a        Columbia Management Investment Advisers,
  -- Class R3 (d)                         secondary objective, steady growth of     LLC
                                          capital
 Columbia Marsico 21st Century Fund --    Seeks long-term growth of capital         Columbia Management Investment Advisers,
  Class A (b)                                                                       LLC
                                                                                    Sub-advised by Marsico Capital
                                                                                    Management, LLC
 Columbia Marsico Growth Fund -- Class A  Seeks long-term growth of capital         Columbia Management Investment Advisers,
                                                                                    LLC
                                                                                    Sub-advised by Marsico Capital
                                                                                    Management, LLC
 Columbia Mid Cap Value Fund -- Class A   Seeks long-term capital appreciation      Columbia Management Investment Advisers,
                                                                                    LLC
 Columbia Mid Cap Value Opportunity Fund  Seeks to provide shareholders with        Columbia Management Investment Advisers,
  -- Class R3 (d)                         long-term growth of capital.              LLC
 Columbia Seligman Communications and     Seeks to provide shareholders with        Columbia Management Investment Advisers,
  Information Fund -- Class A             capital gain                              LLC
 Columbia Seligman Global Technology      Seeks to provide shareholders with        Columbia Management Investment Advisers,
  Fund -- Class A (c)                     capital gain.                             LLC
 Columbia Small Cap Core Fund -- Class A  Seeks long-term capital appreciation      Columbia Management Investment Advisers,
                                                                                    LLC
 Columbia Small Cap Value Fund I --       Seeks long-term capital appreciation      Columbia Management Investment Advisers,
  Class A (e)                                                                       LLC
 Davis New York Venture Fund -- Class A   Long-term growth of capital               Davis Selected Advisers, L.P.
                                                                                    Sub-advised by Davis Selected Advisers
                                                                                    -- NY, Inc.
 Delaware Diversified Income Fund --      Seeks maximum long-term total return,     Delaware Management Company
  Class A                                 consistent with reasonable risk.
 Delaware Extended Duration Bond Fund --  Seeks to provide investors with total     Delaware Management Company
  Class A                                 return.
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Domini Social Equity Fund(R) --          Seeks to provide long-term total return.  Domini Social Investments, LLC
  Investor Class                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Dreyfus Bond Market Index Fund -- Class  The fund seeks to match the total return  The Dreyfus Corporation
  INV                                     of the Barclays Capital U.S. Aggregate
                                          Index.
 Dreyfus Midcap Index Fund                The fund seeks to match the performance   The Dreyfus Corporation
                                          of the Standard & Poor's(R) MidCap 400
                                          Index.
 Dreyfus S&P 500 Index Fund               The fund seeks to match the performance   The Dreyfus Corporation
                                          of the Standard & Poor's(R) 500
                                          Composite Stock Price Index.
 Dreyfus Smallcap Stock Index Fund        The fund seeks to match the performance   The Dreyfus Corporation
                                          of the Standard & Poor's(R) SmallCap 600
                                          Index.
 DWS Capital Growth Fund -- Class A       Seeks long-term growth of capital         Deutsche Investment Management Americas
                                                                                    Inc.
 DWS Enhanced Emerging Markets Fixed      Seeks high current income and,            Deutsche Investment Management Americas
  Income Fund -- Class A (c)              secondarily, long-term capital            Inc.
                                          appreciation
 DWS Global Thematic Fund -- Class A      Long-term growth of capital               Deutsche Investment Management Americas
                                                                                    Inc.
                                                                                    Sub-advised by Global Thematic Partners,
                                                                                    LLC
 Eaton Vance-Atlanta Capital SMID-Cap     To seek long-term capital growth          Boston Management & Research Atlanta
  Fund -- Class A                                                                   Capital Management Company, LLC
 Eaton Vance Balanced Fund -- Class A     To provide current income and long-term   Boston Management & Research
                                          growth of capital
 Eaton Vance Income Fund of Boston --     To provide a high level of current        Boston Management & Research
  Class A                                 income
 Eaton Vance Large-Cap Value Fund --      To seek total return                      Boston Management & Research
  Class A
 Eaton Vance Worldwide Health Sciences    To seek long-term capital growth by       OrbiMed Advisors LLC
  Fund -- Class A                         investing in a worldwide and diversified
                                          portfolio of health sciences companies
 Federated Capital Appreciation Fund --   To provide capital appreciation           Federated Equity Management Company of
  Class A                                                                           Pennsylvania
 Federated Clover Small Value Fund --     To seek capital appreciation              Federated Global Investment Management
  Class A                                                                           Corp.
 Federated Kaufmann Fund -- Class R       To provide capital appreciation           Federated Equity Management Company of
                                                                                    Pennsylvania
                                                                                    Sub-advised by Federated Global
                                                                                    Investment Management Corp
 Fidelity(R) Advisor Leveraged Company    Seeks capital appreciation                Fidelity Management & Research Company
  Stock Fund -- Class T (b)
 Franklin Growth Fund -- Class A          Capital appreciation                      Franklin Advisers, Inc.
                                                                                    Franklin Investment Advisory Services,
                                                                                    LLC
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Franklin High Income Fund -- Class A     To earn a high level of current income.   Franklin Advisers, Inc.
                                          Its secondary goal is capital
                                          appreciation to the extent it is
                                          possible and consistent with the Fund's
                                          principal goal.
 Franklin Income Fund -- Class A          To maximize income while maintaining      Franklin Advisers, Inc.
                                          prospects for capital appreciation.
 Franklin Small Cap Value Fund -- Class   Long-term total return.                   Franklin Advisory Services, LLC
  A
 Franklin Strategic Income Fund -- Class  To earn a high level of current income.   Franklin Advisers, Inc.
  A                                       A secondary goal is capital appreciation
                                          over the long-term.
 Franklin Templeton Conservative          The highest level of long-term total      Franklin Advisers, Inc.
  Allocation Fund -- Class A              return that is consistent with an
                                          acceptable level of risk.
 Franklin Templeton Growth Allocation     The highest level of long-term total      Franklin Advisers, Inc.
  Fund -- Class A                         return that is consistent with an
                                          acceptable level of risk.
 Franklin Templeton Moderate Allocation   The highest level of long-term total      Franklin Advisers, Inc.
  Fund -- Class A                         return that is consistent with an
                                          acceptable level of risk.
 Franklin Total Return Fund -- Class A    The Fund's principal investment goal is   Franklin Advisers, Inc.
                                          to provide high current income,           Franklin Templeton Institutional, LLC
                                          consistent with preservation of capital.
                                          Its secondary goal is capital
                                          appreciation over the long term.
 Frost Dividend Value Equity Fund --      Seeks long term capital appreciation and  Frost Investment Advisors, LLC
  Class A                                 current income.
 Frost Growth Equity Fund -- Class A (1)  Seeks to achieve long-term capital        Frost Investment Advisors, LLC
                                          appreciation.
 Goldman Sachs Absolute Return Tracker    The Fund seeks to achieve investment      Goldman Sachs Asset Management, L.P.
  -- Class A                              results that approximate the returns of
                                          the GS-ART Index.
 Goldman Sachs Government Income Fund --  A high level of current income,           Goldman Sachs Asset Management, L.P.
  Class A                                 consistent with safety of principal
 Goldman Sachs Growth Opportunities Fund  Long-term growth of capital               Goldman Sachs Asset Management, L.P.
  -- Class A
 Goldman Sachs High Yield Fund -- Class   A high level of current income and may    Goldman Sachs Asset Management, L.P.
  A                                       also consider the potential for capital
                                          appreciation
 Goldman Sachs Large Cap Value Fund --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Mid Cap Value Fund --      Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Satellite Strategies --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Small Cap Value Fund --    Seeks long-term capital appreciation      Goldman Sachs Asset Management, L.P.
  Class A
 Goldman Sachs Small/Mid Cap Growth Fund  Seeks long-term growth of capital         Goldman Sachs Asset Management, L.P.
  -- Class A (c)
 Invesco Developing Markets Fund --       Long-term growth of capital, and,         Invesco Advisers, Inc.
  Class A                                 secondarily, income
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Invesco Global Core Equity Fund --       Long-term growth of capital               Invesco Advisers, Inc.
  Class A (a)
 Invesco International Growth Fund --     Long-term capital growth                  Invesco Advisers, Inc.
  Class A
 Invesco Real Estate Fund -- Class A      Total return through growth of capital    Invesco Advisers, Inc.
                                          and current income
 Invesco Small Cap Equity Fund -- Class   Long-term growth of capital               Invesco Advisers, Inc.
  A
 Invesco Small Cap Growth Fund -- Class   Long-term growth of capital               Invesco Advisers, Inc.
  A
 Invesco Van Kampen American Franchise    Long-term capital appreciation            Invesco Advisers, Inc.
  Fund -- Class A
 Invesco Van Kampen American Value Fund   To seek to provide a high total return    Invesco Advisers, Inc.
  -- Class A                              by investing in equity securities of
                                          small-to mid sized-corporations
 Invesco Van Kampen Comstock Fund --      To seek capital growth and income         Invesco Advisers, Inc.
  Class A                                 through investments in equity
                                          securities, including common stocks,
                                          preferred stocks and securities
                                          convertible into common and preferred
                                          stocks
 Invesco Van Kampen Equity and Income     To seek the highest possible income       Invesco Advisers, Inc.
  Fund -- Class A                         consistent with safety of principal.
                                          Long term growth of capital is an
                                          important secondary investment objective
 Invesco Van Kampen Growth and Income     To seek income and long-term growth of    Invesco Advisers, Inc.
  Fund -- Class A                         capital
 Invesco Van Kampen Mid Cap Growth Fund   To seek capital growth                    Invesco Advisers, Inc.
  -- Class A
 Invesco Van Kampen Small Cap Growth      To seek capital appreciation              Invesco Advisers, Inc.
  Fund -- Class A
 Invesco Van Kampen Small Cap Value Fund  To seek capital appreciation              Invesco Advisers, Inc.
  -- Class A
 Ivy Asset Strategy Fund -- Class Y       To seek to provide total return.          Ivy Investment Management Company
 Ivy Global Natural Resources Fund --     To provide long-term growth. Any income   Ivy Investment Management Company
  Class Y                                 realized will be incidental.              Sub-advised by Mackenzie Financial
                                                                                    Corporation
 Ivy Large Cap Growth Fund -- Class Y     To seek to provide growth of capital.     Ivy Investment Management Company
 Ivy Science & Technology Fund -- Class   To seek to provide growth of capital.     Ivy Investment Management Company
  Y
 Janus Balanced Fund -- Class S           Seeks long-term capital growth,           Janus Capital Management LLC
                                          consistent with preservation of capital
                                          and balanced by current income
 Janus Enterprise Fund -- Class S         Seeks long-term growth of capital         Janus Capital Management LLC
 Janus Forty Fund -- Class S              Seeks long-term growth of capital         Janus Capital Management LLC
 Janus Overseas Fund -- Class S           Seeks long-term growth of capital         Janus Capital Management LLC


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Core Bond Fund -- Class A       Seeks to maximize total return by         JPMorgan Investment Management, Inc.
                                          investing primarily in a diversified
                                          portfolio of intermediate- and long-term
                                          debt securities
 JPMorgan Prime Money Market Fund --      Aims to provide the highest possible      JPMorgan Investment Management, Inc.
  Reserve Shares++                        level of current income while still
                                          maintaining liquidity and preserving
                                          capital
 JPMorgan Small Cap Equity Fund -- Class  Seeks capital growth over the long term   JPMorgan Investment Management, Inc.
  A (f)
 JPMorgan Small Cap Growth Fund -- Class  Seeks long-term capital growth primarily  JPMorgan Investment Management, Inc.
  A (g)                                   by investing in a portfolio of equity
                                          securities of small-capitalization and
                                          emerging growth companies
 JPMorgan Small Cap Value Fund -- Class   Seeks long-term capital growth primarily  JPMorgan Investment Management, Inc.
  A                                       by investing in a portfolio of equity
                                          securities of small-capitalization
                                          companies
 JPMorgan SmartRetirement(R) 2010 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2015 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2020 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2025 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2030 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2035 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2040 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement(R) 2045 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2050 Fund    Seeks total return with a shift to        JPMorgan Investment Management, Inc.
  -- Class A                              current income and some capital
                                          appreciation over time as the Fund
                                          approaches and passes the target
                                          retirement date
 JPMorgan SmartRetirement(R) 2055 Fund    The fund seeks total return with a shift  JPMorgan Investment Management, Inc.
  -- Class A                              to current income and some capital
                                          appreciation over time as the fund
                                          approaches and passes the target
                                          retirement date.
 JPMorgan SmartRetirement(R) Income Fund  Seeks current income and some capital     JPMorgan Investment Management, Inc.
  -- Class A                              appreciation
 JPMorgan U.S. Equity Fund -- Class A     Seeks to provide high total return from   JPMorgan Investment Management, Inc.
                                          a portfolio of selected equity
                                          securities
 JPMorgan U.S. Real Estate Fund -- Class  Seeks a high level of current income and  JPMorgan Investment Management, Inc.
  A                                       long-term capital appreciation primarily
                                          through investments in real estate
                                          securities
 Legg Mason ClearBridge Appreciation      Long-term capital appreciation            Legg Mason Partners Fund Advisor, LLC
  Fund -- Class A                                                                   Sub-advised by ClearBridge Advisors, LLC
 Legg Mason ClearBridge Mid Cap Core      Long-term capital growth                  Legg Mason Partners Fund Advisor, LLC
  Fund -- Class A                                                                   Sub-advised by ClearBridge Advisors, LLC
 Legg Mason ClearBridge Small Cap Growth  Long-term growth of capital               Legg Mason Partners Fund Advisor, LLC
  Fund -- Class A                                                                   Sub-advised by ClearBridge Advisors, LLC
 Legg Mason ClearBridge Small Cap Growth  Long-term growth of capital               Legg Mason Partners Fund Advisor, LLC
  Fund -- Class FI (h)                                                              Sub-advised by ClearBridge Advisors, LLC
 LifePath 2020 Portfolio(R) -- Investor   LifePath 2020 Portfolio(R) ("LifePath     BlackRock Advisors, Inc.
  A                                       2020 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2020.
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 LifePath 2025 Portfolio(R) -- Investor   LifePath(R) 2025 Portfolio ("LifePath     BlackRock Fund Advisers
  A                                       2025 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2025.
 LifePath 2030 Portfolio(R) -- Investor   LifePath 2030 Portfolio(R) ("LifePath     BlackRock Fund Advisers
  A                                       2030 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2030.
 LifePath 2035 Portfolio(R) -- Investor   LifePath(R) 2035 Portfolio ("LifePath     BlackRock Fund Advisers
  A                                       2035 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2035.
 LifePath 2040 Portfolio(R) -- Investor   LifePath 2040 Portfolio(R) ("LifePath     BlackRock Fund Advisers
  A                                       2040 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2040.
 LifePath 2045 Portfolio(R) -- Investor   LifePath(R) 2045 Portfolio ("LifePath     BlackRock Fund Advisers
  A                                       2045 Portfolio" or the "LifePath
                                          Portfolio"), a series of BlackRock Funds
                                          III (the "Trust"), is managed for
                                          investors planning to retire (or begin
                                          to withdraw substantial portions of
                                          their investment) approximately in the
                                          year 2045.
 LifePath(R) 2050 Portfolio -- Investor   LifePath(R) 2050 Portfolio (the           BlackRock Fund Advisers
  A                                       "LifePath 2050 Portfolio" or the
                                          "LifePath Portfolio"), a series of
                                          BlackRock Funds III (the "Trust"), is
                                          managed for investors planning to retire
                                          (or begin to withdraw substantial
                                          portions of their investment)
                                          approximately in the year 2050.
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 LifePath 2055 Portfolio(R) -- Investor   LifePath 2055(R) Portfolio (the           BlackRock Fund Advisers
  A                                       "LifePath 2055 Portfolio" or the
                                          "LifePath Portfolio"), a series of
                                          BlackRock Funds III (the "Trust"), is
                                          managed for investors planning to retire
                                          (or begin to withdraw substantial
                                          portions of their investment)
                                          approximately in the year 2055.
 LifePath(R) Retirement Portfolio --      LifePath(R) Retirement Portfolio          BlackRock Fund Advisers
  Investor A                              ("LifePath Retirement Portfolio" or the
                                          "LifePath Portfolio"), a series of
                                          BlackRock Funds III (the "Trust"), is
                                          managed for investors seeking income and
                                          moderate long-term growth of capital.
 LKCM Aquinas Growth Fund                 Long-term growth                          Luther King Capital Management
                                                                                    Corporation
 LKCM Aquinas Value Fund                  Long-term growth                          Luther King Capital Management
                                                                                    Corporation
 Loomis Sayles Bond Fund -- Class ADM     High total investment return through a    Loomis, Sayles & Company, L.P.
                                          combination of current income and
                                          capital appreciation
 Lord Abbett Affiliated Fund, Inc. --     Long-term growth of capital and income    Lord, Abbett & Co. LLC
  Class A (b)                             without excessive fluctuations in market
                                          value
 Lord Abbett Classic Stock Fund -- Class  Growth of capital and growth of income    Lord, Abbett & Co. LLC
  A                                       consistent with reasonable risk
 Lord Abbett Developing Growth Fund --    Long-term growth of capital through a     Lord, Abbett & Co. LLC
  Class A (i)                             diversified and actively managed
                                          portfolio consisting of developing
                                          growth companies, many of which are
                                          traded over the counter.
 Lord Abbett Fundamental Equity Fund --   Long-term growth of capital and income    Lord, Abbett & Co. LLC
  Class A                                 without excessive fluctuations in market
                                          value
 Lord Abbett Growth Opportunities Fund    Seeks capital appreciation                Lord, Abbett & Co. LLC
  -- Class A
 Lord Abbett International Core Equity    Seeks long-term capital appreciation      Lord, Abbett & Co. LLC
  Fund -- Class A
 Lord Abbett Small-Cap Blend Fund --      Long-term growth of capital by investing  Lord, Abbett & Co. LLC
  Class A (a)                             primarily in stocks of small companies
 Lord Abbett Total Return Fund -- Class   Income and capital appreciation to        Lord, Abbett & Co. LLC
  A                                       produce a high total return
 Lord Abbett Value Opportunities Fund --  Seeks long-term capital appreciation      Lord, Abbett & Co. LLC
  Class A
 Massachusetts Investors Trust -- Class   Seeks capital appreciation                MFS Investment Management
  R3
 MFS(R) Emerging Markets Debt Fund --     Seeks total return with an emphasis on    MFS Investment Management
  Class R3                                high current income, but also
                                          considering capital appreciation


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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Government Securities Fund --     Seeks total return with an emphasis on    MFS Investment Management
  Class R3                                current income, but also considering
                                          capital appreciation
 MFS(R) Growth Fund -- Class R3 (j)       Seeks capital appreciation                MFS Investment Management
 MFS(R) International Growth Fund --      Seeks capital appreciation                MFS Investment Management
  Class R3
 MFS(R) International Value Fund --       Seeks capital appreciation                MFS Investment Management
  Class R3
 MFS(R) New Discovery Fund -- Class R3    Seeks capital appreciation                MFS Investment Management
 MFS(R) Research Bond Fund -- Class R3    Seeks total return with an emphasis on    MFS Investment Management
                                          current income, but also considering
                                          capital appreciation
 MFS(R) Research International Fund --    Seeks capital appreciation                MFS Investment Management
  Class R3
 MFS(R) Technology Fund -- Class R3 (c)   Seeks capital appreciation                MFS Investment Management
 MFS(R) Total Return Fund -- Class R3     Seeks total return                        MFS Investment Management
 MFS(R) Utilities Fund -- Class R3        Seeks total return                        MFS Investment Management
 MFS(R) Value Fund -- Class R3            Seeks capital appreciation                MFS Investment Management
 Munder Mid-Cap Core Growth Fund --       Provide long-term capital appreciation    Munder Capital Management
  Class A
 Mutual Beacon Fund -- Class A (b)        Capital appreciation, which may           Franklin Mutual Advisers, LLC
                                          occasionally be short term. The
                                          secondary goal is income.
 Mutual Global Discovery Fund -- Class A  Capital appreciation                      Franklin Mutual Advisers, LLC
 Mutual Shares Fund -- Class A            Capital appreciation, which may           Franklin Mutual Advisers, LLC
                                          occasionally be short term. The
                                          secondary goal is income.
 Neuberger Berman Socially Responsible    Seeks long-term growth of capital by      Neuberger Berman Management LLC
  Fund -- Class A                         investing primarily in securities of      Sub-advised by Neuberger Berman LLC
                                          companies that meet the Fund's financial
                                          criteria and social policy
 Nuveen Equity Index Fund -- Class A      Track S&P 500 performance                 Nuveen Fund Advisors
                                                                                    Sub-advised by Nuveen Asset Management,
                                                                                    LLC
 Nuveen Mid Cap Growth Opportunities      Capital appreciation                      Nuveen Fund Advisors
  Fund -- Class A                                                                   Sub-advised by Nuveen Asset Management,
                                                                                    LLC
 Nuveen Mid Cap Index Fund -- Class A     Track S&P 400 Midcap                      Nuveen Fund Advisors
                                                                                    Sub-advised by Nuveen Asset Management,
                                                                                    LLC
 Nuveen Small Cap Index Fund -- Class A   Track Russell 200 performance             Nuveen Fund Advisors
                                                                                    Sub-advised by Nuveen Asset Management,
                                                                                    LLC
 Nuveen Small Cap Select Fund -- Class A  Capital appreciation                      Nuveen Fund Advisors
                                                                                    Sub-advised by Nuveen Asset Management,
                                                                                    LLC
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Nuveen Tradewinds International Value    Long-term capital appreciation            Nuveen Fund Advisors
  -- Class A                                                                        Sub-advised by Nuveen Asset Management,
                                                                                    LLC
 Oppenheimer Developing Markets Fund --   Aggressively seeks long-term capital      OppenheimerFunds, Inc.
  Class A                                 appreciation
 Oppenheimer Equity Income Fund, Inc. --  Provide total return potential by         OppenheimerFunds, Inc.
  Class A                                 investing in dividend-paying stocks.
 Oppenheimer Global Fund -- Class A       The Fund invests its assets with the      OppenheimerFunds, Inc.
                                          objective of long term capital
                                          appreciation.
 Oppenheimer Global Strategic Income      Seeks total return                        OppenheimerFunds, Inc.
  Fund -- Class A
 Oppenheimer Gold & Special Minerals      To seek capital appreciation              OppenheimerFunds, Inc.
  Fund -- Class A
 Oppenheimer International Bond Fund --   Seeks total return                        OppenheimerFunds, Inc.
  Class A
 Oppenheimer International Diversified    The Fund seeks to achieve high total      OppenheimerFunds, Inc.
  Fund -- Class A                         return through both capital appreciation
                                          and income.
 Oppenheimer International Growth Fund    The Fund's investment objective is to     OppenheimerFunds, Inc.
  -- Class A                              seek long-term capital appreciation
                                          emphasizing common stocks of foreign
                                          securities.
 Oppenheimer Main Street Select Fund(TM)  Seeks capital appreciation                OppenheimerFunds, Inc.
  -- Class A
 Oppenheimer Main Street Small- & Mid-    The Fund seeks capital appreciation       OppenheimerFunds, Inc.
  Cap Fund(TM) -- Class A                 emphasizing small company stocks.
 Oppenheimer Real Estate Fund -- Class A  The Fund seeks total return through       OppenheimerFunds, Inc.
                                          investment in real estate securities.
 Oppenheimer Small- & Mid- Cap Value      This Fund invests primarily in small and  OppenheimerFunds, Inc.
  Fund -- Class A (b)                     mid-size company stocks that the
                                          portfolio manager believes are trading
                                          at a discount relative to their
                                          potential earnings power.
 Perkins Mid Cap Value Fund -- Class S    Seeks capital appreciation                Janus Capital Management LLC
                                                                                    Sub-advised by Perkins Investment
                                                                                    Management LLC
 PIMCO Real Return Fund -- Class A        Maximum real return, consistent with      Pacific Investment Management Company
                                          preservation of real capital and prudent  LLC
                                          investment management
 PIMCO Total Return Fund -- Class A       Maximum total return, consistent with     Pacific Investment Management Company
                                          preservation of capital and prudent       LLC
                                          investment management
 PIMCO Total Return III Fund -- Class     Maximum total return, consistent with     Pacific Investment Management Company
  Admin                                   preservation of capital and prudent       LLC
                                          investment management
 Pioneer Cullen Value Fund -- Class A     Capital appreciation. Current income is   Pioneer Investment Management, Inc.
                                          a secondary objective                     Sub-advised by Cullen Capital
                                                                                    Management, LLC.
 Pioneer Emerging Markets Fund -- Class   Long-term growth of capital               Pioneer Investment Management, Inc.
  A (c)
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
SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Pioneer Equity Income Fund -- Class A    Current income and long-term growth of    Pioneer Investment Management, Inc.
  (c)                                     capital from a portfolio consisting
                                          primarily of income producing equity
                                          securities of U.S. corporations.
 Pioneer Fund -- Class A                  Reasonable income and capital growth.     Pioneer Investment Management, Inc.
 Pioneer Mid Cap Value Fund -- Class A    Capital appreciation by investing in a    Pioneer Investment Management, Inc.
  (a)                                     diversified portfolio of equity
                                          securities consisting primarily of
                                          common stocks
 Pioneer Oak Ridge Small Cap Growth Fund  Capital appreciation                      Pioneer Investment Management, Inc.
  -- Class A                                                                        Sub-advised by Oak Ridge Investments,
                                                                                    LLC
 Pioneer Strategic Income Fund -- Class   High level of current income              Pioneer Investment Management, Inc.
  A
 Prudential Jennison 20/20 Focus Fund --  Long-term growth of capital               Prudential Investments LLC
  Class A                                                                           Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth       Long-term capital appreciation            Prudential Investments LLC
  Fund, Inc. -- Class A                                                             Jennison Associates LLC
 Prudential Jennison Natural Resources    Long-term growth of capital               Prudential Investments LLC
  Fund, Inc. -- Class A                                                             Jennison Associates LLC
 Putnam Equity Income Fund -- Class A     Capital growth and current income         Putnam Investment Management, LLC
                                                                                    Sub-advised by Putnam Investments
                                                                                    Limited
 Putnam High Yield Advantage Fund --      High current income. Capital growth is a  Putnam Investment Management, LLC
  Class A                                 secondary goal when consistent with       Sub-advised by Putnam Investments
                                          achieving high current income.            Limited
 Putnam International Capital             The fund seeks long-term capital          Putnam Investment Management, LLC
  Opportunities Fund -- Class A           appreciation.                             Sub-advised by Putnam Investments
                                                                                    Limited
 RidgeWorth Large Cap Value Equity Fund   Seeks to provide a high level of capital  RidgeWorth Investments
  -- Class A                              appreciation. As a secondary goal, the    Sub-advised by Ceredex Value Advisors
                                          Fund also seeks to provide current        LLC
                                          income.
 RidgeWorth Mid-Cap Value Equity Fund --  Seeks to provide capital appreciation.    RidgeWorth Investments
  Class A                                 As a secondary goal, the Fund also seeks  Sub-advised by Ceredex Value Advisors
                                          to provide current income.                LLC
 RidgeWorth Small Cap Value Equity Fund   Seeks to provide capital appreciation.    RidgeWorth Investments
  -- Class A (k)                          As a secondary goal, the Fund also seeks  Sub-advised by Ceredex Value Advisors
                                          to provide current income.                LLC
 RidgeWorth Total Return Bond Fund --     Seeks total return (comprised of capital  RidgeWorth Investments
  Class A                                 appreciation and income) that             Sub-advised by Seix Investment Advisors
                                          consistently exceeds the total return of  LLC
                                          the broad U.S. investment grade bond
                                          market.
 Royce Total Return Fund -- Class K       Long-term growth of capital and current   Royce & Associates, LLC
                                          income
 Royce Value Fund -- Class K              Long-term growth of capital               Royce & Associates, LLC

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Russell LifePoints(R) Balanced Strategy  Seeks to provide above average capital    Russell Investment Management Company
  Fund -- Class R2 (c)                    appreciation and a moderate level of      (RIMCo)
                                          current income.
 Russell LifePoints(R) Conservative       Seeks to provide high current income and  Russell Investment Management Company
  Strategy Fund -- Class R2 (c)           low long term capital appreciation        (RIMCo)
 Russell LifePoints(R) Equity Growth      Seeks to provide high long term capital   Russell Investment Management Company
  Strategy Fund -- Class R2 (c)           appreciation                              (RIMCo)
 Russell LifePoints(R) Growth Strategy    Seeks to provide high long term capital   Russell Investment Management Company
  Fund -- Class R2 (c)                    appreciation with low current income      (RIMCo)
 Russell LifePoints(R) Moderate Strategy  Seeks to provide high current income and  Russell Investment Management Company
  Fund -- Class R2 (c)                    moderate long term capital appreciation   (RIMCo)
 T. Rowe Price Equity Income Fund --      Seeks to provide substantial dividend     T. Rowe Price Associates, Inc.
  Class R                                 income as well as long-term growth of
                                          capital through investments in the
                                          common stocks of established companies.
 T. Rowe Price Growth Stock Fund --       Seeks to provide long-term capital        T. Rowe Price Associates, Inc.
  Class R                                 growth and, secondarily, increasing
                                          dividend income through investments in
                                          the common stocks of well-established
                                          growth companies.
 Templeton Foreign Fund -- Class A        Long-term capital growth.                 Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A    Current income with capital appreciation  Franklin Advisers, Inc.
                                          and growth of income.
 Templeton Global Opportunities Trust --  Long-term capital growth.                 Templeton Investment Counsel, LLC
  Class A                                                                           Franklin Templeton Investments (Asia)
                                                                                    Limited
 The Hartford Balanced Allocation Fund    Seeks long-term capital appreciation and  Hartford Investment Financial Services,
  -- Class R4*                            income                                    LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Balanced Income Fund --     Seeks to provide current income with      Hartford Investment Financial Services,
  Class R4                                growth of capital as a secondary          LLC
                                          objective                                 Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Capital Appreciation Fund   Seeks growth of capital                   Hartford Investment Financial Services,
  -- Class R4                                                                       LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Capital Appreciation II     Seeks growth of capital                   Hartford Investment Financial Services,
  Fund -- Class R4                                                                  LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Checks and Balances Fund    Seeks long-term capital appreciation and  Hartford Investment Financial Services,
  -- Class R4                             income                                    LLC
 The Hartford Conservative Allocation     Seeks current income and long-term        Hartford Investment Financial Services,
  Fund -- Class R4*                       capital appreciation                      LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 The Hartford Dividend and Growth Fund    Seeks a high level of current income      Hartford Investment Financial Services,
  -- Class R4                             consistent with growth of capital         LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Equity Growth Allocation    Seeks long-term capital appreciation      Hartford Investment Financial Services,
  Fund -- Class R4**                                                                LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Equity Income Fund --       Seeks a high level of current income      Hartford Investment Financial Services,
  Class R4                                consistent with growth of capital         LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Fundamental Growth Fund --  Seeks long-term capital appreciation      Hartford Investment Financial Services,
  Class R4                                                                          LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Global All-Asset Fund --    Seeks to provide long-term total return   Hartford Investment Financial Services,
  Class R4                                                                          LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Growth Allocation Fund --   Seeks long-term capital appreciation      Hartford Investment Financial Services,
  Class R4*                                                                         LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Growth Opportunities Fund   Seeks capital appreciation                Hartford Investment Financial Services,
  -- Class R4                                                                       LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Healthcare Fund -- Class    Seeks long-term capital appreciation      Hartford Investment Financial Services,
  R4 (2)                                                                            LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford High Yield Fund -- Class    Seeks to provide high current income,     Hartford Investment Financial Services,
  R4                                      and long-term total return                LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Inflation Plus Fund --      Seeks a total return that exceeds the     Hartford Investment Financial Services,
  Class R4                                rate of inflation over an economic cycle  LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford International               Seeks long-term growth of capital         Hartford Investment Financial Services,
  Opportunities Fund -- Class R4                                                    LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford International Small         Seeks capital appreciation                Hartford Investment Financial Services,
  Company Fund -- Class R4                                                          LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Midcap Fund -- Class R4     Seeks long-term growth of capital         Hartford Investment Financial Services,
                                                                                    LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 The Hartford MidCap Value Fund -- Class  Seeks long-term capital appreciation      Hartford Investment Financial Services,
  R4                                                                                LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Money Market Fund -- Class  Seeks maximum current income consistent   Hartford Investment Financial Services,
  R4 (c)++                                with liquidity and preservation of        LLC
                                          capital                                   Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Small Company Fund --       Seeks growth of capital                   Hartford Investment Financial Services,
  Class R4                                                                          LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 The Hartford Target Retirement 2010      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2015      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2020      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2025      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2030      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2035      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2040      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2045      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Target Retirement 2050      Maximize total return and secondarily,    Hartford Investment Financial Services,
  Fund -- Class R4*                       to seek capital preservation              LLC
                                                                                    Sub-advised by Hartford Investment
                                                                                    Management Company
 The Hartford Total Return Bond Fund --   Seeks a competitive total return, with    Hartford Investment Financial Services,
  Class R4 (b)                            income as a secondary objective           LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 The Hartford Value Fund -- Class R4      Seeks long-term total return              Hartford Investment Financial Services,
                                                                                    LLC
                                                                                    Sub-advised by Wellington Management
                                                                                    Company, LLP
 Thornburg Core Growth Fund -- Class R4   Long-term capital appreciation            Thornburg Investment Management, Inc.
  (a)
 Thornburg International Value Fund --    Long-term capital appreciation            Thornburg Investment Management, Inc.
  Class R4
 Thornburg Value Fund -- Class R4         Long-term capital appreciation            Thornburg Investment Management, Inc.
 TIAA-CREF Bond Index Fund -- Retirement  Seeks a favorable long-term total         Teachers Advisors, Inc.
                                          return, mainly from current income, by
                                          primarily investing in a portfolio of
                                          fixed-income securities that is designed
                                          to produce a return that corresponds
                                          with the total return of the U.S.
                                          investment-grade bond market based on a
                                          broad bond index
 TIAA-CREF Equity Index Fund --           Seeks a favorable long-term total         Teachers Advisors, Inc.
  Retirement                              return, mainly through capital
                                          appreciation, by investing primarily in
                                          a portfolio of equity securities
                                          selected to track the overall U.S.
                                          equity markets based on a market index
 TIAA-CREF Large-Cap Growth Index Fund    Seeks a favorable long-term total         Teachers Advisors, Inc.
  -- Retirement                           return, mainly through capital
                                          appreciation, by investing primarily in
                                          a portfolio of equity securities of
                                          large domestic growth companies based on
                                          a market index
 TIAA-CREF Large-Cap Value Index Fund --  Seeks a favorable long-term total         Teachers Advisors, Inc.
  Retirement                              return, mainly through capital
                                          appreciation, by investing primarily in
                                          a portfolio of equity securities of
                                          large domestic growth companies based on
                                          a market index
 Timothy Plan Large/Mid-Cap Value Fund    Long-term growth of capital, with         Timothy Partners, Ltd
  -- Class A                              secondary objective of current income.    Sub-advised by Westwood Management Corp
 UBS Dynamic Alpha Fund -- Class A (c)    Seeks to maximize total return,           UBS Global Asset Management (Americas)
                                          consisting of capital appreciation and    Inc.
                                          current income
 UBS Global Allocation Fund -- Class A    Seeks to maximize total return,           UBS Global Asset Management (Americas)
  (c)                                     consisting of capital appreciation and    Inc.
                                          current income
 Victory Diversified Stock Fund -- Class  Provide long-term growth of capital       Victory Capital Management Inc.
  A (b)
 Victory Established Value Fund -- Class  Seeks long term capital growth by         Victory Capital Management Inc.
  A                                       investing primarily in common stocks
 Victory Small Company Opportunity Fund   Provide capital appreciation              Victory Capital Management Inc.
  -- Class A
 Victory Special Value Fund -- Class A    Long-term growth of capital and dividend  Victory Capital Management Inc.
                                          income

SUB-ACCOUNT                                     INVESTMENT OBJECTIVE SUMMARY             INVESTMENT ADVISER/SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage Asset Allocation   Long-term total return, consisting of     Wells Fargo Funds Management, LLC
  Fund -- Class A                         capital appreciation and current income   Sub-advised by Grantham, Mayo, Van
                                                                                    Otterloo & Co. (GMO)
 Wells Fargo Advantage Emerging Markets   Long-term capital appreciation            Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                            Sub-advised by Wells Capital Management,
                                                                                    Inc.
 Wells Fargo Advantage International      Long-term capital appreciation            Wells Fargo Funds Management, LLC
  Equity Fund -- Class A                                                            Sub-advised by Wells Capital Management,
                                                                                    Inc.
 Wells Fargo Advantage Utility and        Total return, consisting of income and    Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A      capital appreciation                      Sub-advised by Crow Point Partners, LLC
INSURANCE COMPANY DEDICATED MUTUAL
FUNDS:
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation               Seeks long-term capital appreciation      Fred Alger Management, Inc.
  Institutional Fund -- Class I
 Alger Mid Cap Growth Institutional Fund  Seeks long-term capital appreciation      Fred Alger Management, Inc.
  -- Class I (b)
 Alger Small Cap Growth Institutional     Seeks long-term capital appreciation      Fred Alger Management, Inc.
  Fund -- Class I (l)
HARTFORD SERIES FUND, INC.
 Hartford Index HLS Fund -- Class IB      Seeks to provide investment results       HL Investment Advisors, LLC
                                          which approximate the price and yield     Sub-advised by Hartford Investment
                                          performance of publicly traded common     Management Company
                                          stocks in the aggregate.



++ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.




* Effective on or before 6/30/2012, Wellington Management Company, LLP will be the new sub-adviser.



** Pursuant to a Plan of Reorganization, the following underlying Fund will be merged into the following surviving Fund effective as of the close of business of the New York Stock Exchange on or about May 25, 2012. When the Reorganization is complete, all references to the underlying Fund are hereby deleted.



          UNDERLYING FUND                      SURVIVING FUND
------------------------------------------------------------------------
The Hartford Equity Growth           The Hartford Growth Allocation Fund
Allocation Fund -- Class R4          -- Class R4



(a)  Closed to Contracts issued on or after 8/1/2011.



(b) Closed to Contracts issued on or after 8/1/2012.



(c)  Closed to Contracts issued on or after 5/3/2010.



(d) Closed to Contracts issued on or after 12/31/2010.



(e)  Closed to Contracts issued on or after 6/30/2010.



(f)  Closed to Contracts issued on or after 10/9/2009.



(g)  Closed to Contracts issued on or after 8/12/2011.



(h) Closed to Contracts issued on or after 4/30/2012.



(i)  Closed to Contracts issued on or after 1/15/2012.



(j)  Closed to Contracts issued on or after 8/26/2011.



(k) Closed to Contracts issued on or after 4/20/2012.

(l)  Closed to Contracts issued on or after 1/19/2010.



NOTES



(1)  Formerly Frost Core Growth Equity Fund -- Class A



(2)  Formerly The Hartford Global Health Fund -- Class R4


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    CHANGES TO THE FUNDS AND SEPARATE ACCOUNT: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value) as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.

    We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund's availability.


    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.


    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.


    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:


       1.   The National Association of Police Officers;



       2.   Florida Police Benevolent Association, Inc.;



       3.   Police Benevolent & Protective Association of Illinois;



       4.   Combined Law Enforcement Association of Texas; and



       5.   The American Public Garden Association.

                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Participant Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:

       - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

       - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other plan related expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts "Plan Related Expenses." Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

       - TRANSFER TO AN APPROVED PLAN RELATED INVESTMENT ACCOUNT -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

    We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.

    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL TOTAL VALUE OF THE AGGREGATE PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE PROGRAM AND ADMINISTRATIVE CHARGE ON A GOING FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT     ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                              1.25%
 $3,500,000.00 to $4,999,999.99                                   1.05%
 $5,000,000.00 to $24,999,999.99                                  0.85%
 $25,000,000.00 to $34,999,999.99                                 0.75%
 $35,000,000.00 to $49,999,999.99                                 0.65%
 $50,000,000.00 to $69,999,999.99                                 0.50%
 $70,000,000.00 to $84,999,999.99                                 0.35%
 $85,000,000.00 to $99,999,999.99                                 0.15%
 $100,000,000.00 and over                                         0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                              PROGRAM AND
                                                         ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------
All Participants                                                  1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:

    METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.

    If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

    We may reduce the Program and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for program and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund's prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

       - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.

    Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Hartford will reimburse the Plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Participants to one Sub-Account transfer request each Valuation Day. WE COUNT ALL SUB-ACCOUNT TRANSFER ACTIVITY THAT OCCURS ON ANY ONE VALUATION DAY AS ONE "SUB-ACCOUNT TRANSFER," HOWEVER, YOU CANNOT TRANSFER THE SAME PARTICIPANT ACCOUNT VALUE MORE THAN ONCE A VALUATION DAY.

    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

       - "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:

       - Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

       - Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant's Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.


    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant's Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement. (See "How are Contributions made to establish my Annuity Account?")

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED?

    We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract. (See "Can a Contract be modified?").

    Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive due proof of death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

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    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover

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distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer and in limited circumstances, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth

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IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for

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Qualified Plans specifically limit increases in benefits once RMDs begin, and
Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified

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Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

       (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

    Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:



    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., LPL Financial LLC, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), Woodbury Financial Services, Inc. (an affiliate of ours).


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2011, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $3.0 million.



    Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.


    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.


    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.



                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.913           $9.617               --
Accumulation unit value at end of period     $10.800          $10.913               --
Number of accumulation units outstanding
 at end of period (in thousands)                 122              163               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.637          $13.060               --
Accumulation unit value at end of period     $14.306          $14.637               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.734           $7.320               --
Accumulation unit value at end of period      $8.057           $8.734               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.457           $9.723               --
Accumulation unit value at end of period     $10.438          $11.457               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               --
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.400           $8.278               --
Accumulation unit value at end of period     $10.098          $10.400               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.936           $8.009               --
Accumulation unit value at end of period      $9.528           $9.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.411          $14.011               --
Accumulation unit value at end of period     $15.542          $15.411               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064          $13.868               --
Accumulation unit value at end of period     $15.003          $15.064               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.464          $14.822               --
Accumulation unit value at end of period     $16.395          $16.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.093          $14.670               --
Accumulation unit value at end of period     $15.827          $16.093               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.389          $15.522               --
Accumulation unit value at end of period     $17.118          $17.389               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.997          $15.363               --
Accumulation unit value at end of period     $16.525          $16.997               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.994          $15.996               --
Accumulation unit value at end of period     $17.497          $17.994               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.588          $15.833               --
Accumulation unit value at end of period     $16.891          $17.588               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.588          $16.462               --
Accumulation unit value at end of period     $17.836          $18.588               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.170          $16.294               --
Accumulation unit value at end of period     $17.218          $18.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.074          $16.872               --
Accumulation unit value at end of period     $18.070          $19.074               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.645          $16.700               --
Accumulation unit value at end of period     $17.444          $18.645               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.103          $16.936               --
Accumulation unit value at end of period     $17.876          $19.103               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               23               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.673          $16.763               --
Accumulation unit value at end of period     $17.256          $18.673               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.048          $16.903               --
Accumulation unit value at end of period     $17.652          $19.048               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.619          $16.730               --
Accumulation unit value at end of period     $17.040          $18.619               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.019          $16.896               --
Accumulation unit value at end of period     $17.552          $19.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.591          $16.723               --
Accumulation unit value at end of period     $16.943          $18.591               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.979          $16.894               --
Accumulation unit value at end of period     $17.449          $18.979               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.552          $16.721               --
Accumulation unit value at end of period     $16.843          $18.552               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.525          $10.881               --
Accumulation unit value at end of period     $10.585          $11.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.403          $10.856               --
Accumulation unit value at end of period     $10.343          $11.403               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.548          $10.887               --
Accumulation unit value at end of period     $10.583          $11.548               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.426          $10.862               --
Accumulation unit value at end of period     $10.341          $11.426               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.195               --               --  (a)
Accumulation unit value at end of period     $10.498               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.167               --               --  (a)
Accumulation unit value at end of period     $10.382               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.291               --               --  (a)
Accumulation unit value at end of period     $10.002               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.263               --               --  (a)
Accumulation unit value at end of period      $9.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.404           $7.478               --
Accumulation unit value at end of period      $7.017           $8.404               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.266          $10.151               --
Accumulation unit value at end of period      $9.289          $11.266               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.392          $16.823               --
Accumulation unit value at end of period     $13.879          $17.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.769           $9.568               --
Accumulation unit value at end of period      $7.698           $9.769               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               42               --
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.680           $9.232               --
Accumulation unit value at end of period     $10.698          $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.297           $9.041           $7.849
Accumulation unit value at end of period     $10.219          $11.297           $9.041
Number of accumulation units outstanding
 at end of period (in thousands)                  20               12                6
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.493           $7.510               --
Accumulation unit value at end of period      $8.755           $8.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.214           $7.355           $6.536
Accumulation unit value at end of period      $8.362           $8.214           $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                 102               57               27
ALLIANZ NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.619               --               --(a)
Accumulation unit value at end of period      $8.712               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.590               --               --(a)
Accumulation unit value at end of period      $8.616               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.455          $10.110               --
Accumulation unit value at end of period     $11.191          $10.455               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.345          $10.087               --
Accumulation unit value at end of period     $10.936          $10.345               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.515               --               --
Accumulation unit value at end of period      $8.843               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.180               --               --
Accumulation unit value at end of period     $10.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.523          $17.276               --
Accumulation unit value at end of period     $20.168          $19.523               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.802          $13.263          $12.294
Accumulation unit value at end of period     $15.101          $14.802          $13.263
Number of accumulation units outstanding
 at end of period (in thousands)                  44               31               29
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.808          $16.024               --
Accumulation unit value at end of period     $18.590          $18.808               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.384          $15.860               --
Accumulation unit value at end of period     $17.946          $18.384               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.784          $11.008               --
Accumulation unit value at end of period     $11.669          $11.784               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.660          $10.982               --
Accumulation unit value at end of period     $11.403          $11.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.001          $10.000               --
Accumulation unit value at end of period     $10.002          $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.896           $9.977               --
Accumulation unit value at end of period      $9.774           $9.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.194          $14.558               --
Accumulation unit value at end of period     $14.145          $15.194               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.242          $15.691               --
Accumulation unit value at end of period     $14.933          $16.242               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.971          $14.548               --
Accumulation unit value at end of period     $16.493          $17.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.903          $10.576               --
Accumulation unit value at end of period     $11.694          $12.903               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10               --
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.748           $8.581               --
Accumulation unit value at end of period      $9.748           $9.748               --
Number of accumulation units outstanding
 at end of period (in thousands)                  75               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.858           $9.678               --
Accumulation unit value at end of period     $10.723          $10.858               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               24               --
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.183           $8.187               --
Accumulation unit value at end of period      $9.591           $9.183               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.684           $9.645           $8.676
Accumulation unit value at end of period     $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  48               37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.422           $8.671               --
Accumulation unit value at end of period      $9.654           $9.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.002          $10.252           $9.531
Accumulation unit value at end of period     $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 461              444              410

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $49.800          $46.260               --
Accumulation unit value at end of period     $45.898          $49.800               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.427          $13.570          $12.289
Accumulation unit value at end of period     $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 197              158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.268          $16.749               --
Accumulation unit value at end of period     $15.738          $18.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.730          $16.460          $15.060
Accumulation unit value at end of period     $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 178              163              136
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.265           $8.149               --
Accumulation unit value at end of period      $9.059           $9.265               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.984           $9.783           $8.809
Accumulation unit value at end of period     $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 274              285              246
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.132           $9.018               --
Accumulation unit value at end of period      $9.328          $10.132               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.259          $11.048           $9.885
Accumulation unit value at end of period     $11.146          $12.259          $11.048
Number of accumulation units outstanding
 at end of period (in thousands)                 100               82               67
AMERICAN FUNDS THE BOND FUND OF
 AMERICASM FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.848          $10.143               --
Accumulation unit value at end of period     $11.515          $10.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.925          $10.344           $9.935
Accumulation unit value at end of period     $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 187              202              211

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.838          $12.360               --
Accumulation unit value at end of period     $13.126          $13.838               --
Number of accumulation units outstanding
 at end of period (in thousands)                 114               97               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.097          $10.941           $9.929
Accumulation unit value at end of period     $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 495              492              482
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.435           $8.455               --
Accumulation unit value at end of period      $9.925           $9.435               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.906           $9.896           $8.917
Accumulation unit value at end of period     $11.330          $10.906           $9.896
Number of accumulation units outstanding
 at end of period (in thousands)                 175              156              162
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.931           $8.083               --
Accumulation unit value at end of period      $8.742           $8.931               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.183           $9.332               --
Accumulation unit value at end of period      $9.844          $10.183               --
Number of accumulation units outstanding
 at end of period (in thousands)                 156              143               --
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.753           $8.630               --
Accumulation unit value at end of period      $9.174           $9.753               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.680          $10.464               --
Accumulation unit value at end of period     $10.849          $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               19               --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.525           $7.547               --
Accumulation unit value at end of period      $9.094           $8.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.933           $8.904           $7.971
Accumulation unit value at end of period     $10.465           $9.933           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  85               96               93

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.590          $11.347               --
Accumulation unit value at end of period     $12.658          $12.590               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.458          $11.321               --
Accumulation unit value at end of period     $12.369          $12.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.787          $10.695               --
Accumulation unit value at end of period     $11.939          $11.787               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.663          $10.670               --
Accumulation unit value at end of period     $11.667          $11.663               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.470          $10.809               --
Accumulation unit value at end of period     $12.002          $11.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.350          $10.784               --
Accumulation unit value at end of period     $11.728          $11.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.012          $15.936               --
Accumulation unit value at end of period     $17.276          $19.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.584          $15.773          $13.985
Accumulation unit value at end of period     $16.677          $18.584          $15.773
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.885          $15.839               --
Accumulation unit value at end of period     $18.886          $17.885               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.482          $15.677          $14.218
Accumulation unit value at end of period     $18.232          $17.482          $15.677
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.561          $10.524               --
Accumulation unit value at end of period     $11.132          $11.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.388          $12.340          $11.482
Accumulation unit value at end of period     $12.731          $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                  98               62               43
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.763          $10.623               --
Accumulation unit value at end of period     $10.067          $11.763               --
Number of accumulation units outstanding
 at end of period (in thousands)                  81               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.639          $10.599               --
Accumulation unit value at end of period      $9.837          $11.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.038           $7.987               --
Accumulation unit value at end of period      $9.979          $10.038               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.155           $9.793           $8.616
Accumulation unit value at end of period     $11.932          $12.155           $9.793
Number of accumulation units outstanding
 at end of period (in thousands)                  20               14               17
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.074          $17.476               --
Accumulation unit value at end of period     $19.901          $21.074               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.600          $17.297          $15.294
Accumulation unit value at end of period     $19.211          $20.600          $17.297
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.164           $8.334               --
Accumulation unit value at end of period     $10.073          $10.164               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.695           $9.710           $8.851
Accumulation unit value at end of period     $11.447          $11.695           $9.710
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9                6

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.755          $11.072               --
Accumulation unit value at end of period     $12.413          $11.755               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.711          $11.170               --
Accumulation unit value at end of period     $12.213          $11.711               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               37               --
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.875          $14.395               --
Accumulation unit value at end of period     $16.498          $16.875               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.452           $9.892           $8.900
Accumulation unit value at end of period     $11.057          $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  66               48               26
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.022          $10.354               --
Accumulation unit value at end of period     $11.312          $11.022               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.660          $10.140           $9.559
Accumulation unit value at end of period     $10.805          $10.660          $10.140
Number of accumulation units outstanding
 at end of period (in thousands)                  37               42               32
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.907          $17.175               --
Accumulation unit value at end of period     $19.671          $19.907               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.459          $16.999          $15.336
Accumulation unit value at end of period     $18.989          $19.459          $16.999
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.764               --               --
Accumulation unit value at end of period      $8.282               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.374               --               --
Accumulation unit value at end of period      $7.814               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.133          $17.215               --
Accumulation unit value at end of period     $17.644          $20.133               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.680          $17.039          $14.945
Accumulation unit value at end of period     $17.033          $19.680          $17.039
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.640           $8.071               --
Accumulation unit value at end of period      $9.469           $9.640               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.977           $9.306               --
Accumulation unit value at end of period     $10.649          $10.977               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               16               --
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.924           $7.259               --
Accumulation unit value at end of period      $8.542           $8.924               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.530           $7.026           $6.200
Accumulation unit value at end of period      $8.063           $8.530           $7.026
Number of accumulation units outstanding
 at end of period (in thousands)                  22               34               29
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.377           $7.647               --
Accumulation unit value at end of period      $8.587           $9.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.959           $7.398           $6.470
Accumulation unit value at end of period      $8.103           $8.959           $7.398
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                9
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.399          $10.754               --
Accumulation unit value at end of period     $11.796          $12.399               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.444          $13.564          $11.675
Accumulation unit value at end of period     $14.510          $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.208          $10.581               --
Accumulation unit value at end of period     $11.348          $12.208               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.665          $10.238           $8.798
Accumulation unit value at end of period     $10.708          $11.665          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.672          $11.525               --
Accumulation unit value at end of period     $12.280          $12.672               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.539          $11.498               --
Accumulation unit value at end of period     $12.000          $12.539               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.734          $18.083               --
Accumulation unit value at end of period     $21.316          $22.734               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.222          $17.898               --
Accumulation unit value at end of period     $20.577          $22.222               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
COLUMBIA(SM) ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.698          $18.071               --
Accumulation unit value at end of period     $21.584          $22.698               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.188          $17.886          $15.789
Accumulation unit value at end of period     $20.836          $22.188          $17.886
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                1
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $36.451          $32.513               --
Accumulation unit value at end of period     $34.707          $36.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.924          $10.593
Accumulation unit value at end of period     $12.414          $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  93               82               90

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
DOMINI SOCIAL EQUITY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $36.315               --               --  (a)
Accumulation unit value at end of period     $33.090               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.455               --               --  (a)
Accumulation unit value at end of period     $10.350               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.476          $10.827               --
Accumulation unit value at end of period     $12.329          $11.476               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.099          $10.603          $10.431
Accumulation unit value at end of period     $11.776          $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  79               43               32
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $38.060          $30.200               --
Accumulation unit value at end of period     $37.222          $38.060               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.706          $10.209           $9.006
Accumulation unit value at end of period     $12.272          $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  34               25               25
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.550           $8.337               --
Accumulation unit value at end of period      $9.708           $9.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.237           $8.164           $7.324
Accumulation unit value at end of period      $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  85               52               40
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $27.142          $21.534               --
Accumulation unit value at end of period     $27.365          $27.142               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.869           $9.535               --
Accumulation unit value at end of period     $11.818          $11.869               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               18               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.341               --               --
Accumulation unit value at end of period     $16.438               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.950               --               --
Accumulation unit value at end of period     $15.868               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.176          $13.592               --
Accumulation unit value at end of period     $14.591          $15.176               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.834          $13.453          $12.327
Accumulation unit value at end of period     $14.086          $14.834          $13.453
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.149           $7.194               --
Accumulation unit value at end of period      $6.923           $8.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.704           $9.568               --
Accumulation unit value at end of period      $8.981          $10.704               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.581          $14.305               --
Accumulation unit value at end of period     $15.785          $15.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.229          $14.158          $13.086
Accumulation unit value at end of period     $15.238          $15.229          $14.158
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.335          $10.726               --
Accumulation unit value at end of period     $12.898          $12.335               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.022          $11.465          $10.211
Accumulation unit value at end of period     $13.446          $13.022          $11.465
Number of accumulation units outstanding
 at end of period (in thousands)                  44               28               22

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.438           $7.667               --
Accumulation unit value at end of period      $8.060           $8.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                 474              378               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.315           $9.491           $8.551
Accumulation unit value at end of period      $9.731          $10.315           $9.491
Number of accumulation units outstanding
 at end of period (in thousands)                  76               74               64
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.156          $10.038               --
Accumulation unit value at end of period     $11.686          $11.156               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.591          $11.472          $11.072
Accumulation unit value at end of period     $13.026          $12.591          $11.472
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2                1
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.419           $8.371               --
Accumulation unit value at end of period      $8.926           $9.419               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.085           $9.975               --
Accumulation unit value at end of period     $10.373          $11.085               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.675           $8.147               --
Accumulation unit value at end of period      $8.342           $9.675               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.629           $9.916           $9.159
Accumulation unit value at end of period      $9.902          $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  96              109               97
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.422           $7.594               --
Accumulation unit value at end of period      $8.399           $9.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.002           $7.347           $6.495
Accumulation unit value at end of period      $7.925           $9.002           $7.347
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               34

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.185           $8.867               --
Accumulation unit value at end of period     $10.249          $10.185               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.000          $10.578           $9.267
Accumulation unit value at end of period     $11.925          $12.000          $10.578
Number of accumulation units outstanding
 at end of period (in thousands)                  21                9               20
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.723          $11.245               --
Accumulation unit value at end of period     $13.302          $12.723               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.246          $11.855               --
Accumulation unit value at end of period     $13.677          $13.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               11               --
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.291           $9.114               --
Accumulation unit value at end of period     $10.582          $10.291               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.889          $10.662               --
Accumulation unit value at end of period     $12.073          $11.889               --
Number of accumulation units outstanding
 at end of period (in thousands)                 184              209               --
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.150          $10.354               --
Accumulation unit value at end of period     $12.669          $13.150               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.295          $11.397          $10.589
Accumulation unit value at end of period     $13.601          $14.295          $11.397
Number of accumulation units outstanding
 at end of period (in thousands)                  27               27               29
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.639          $11.401               --
Accumulation unit value at end of period     $12.974          $12.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.126          $11.988          $11.273
Accumulation unit value at end of period     $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  41               37               49

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.451          $10.410               --
Accumulation unit value at end of period     $11.370          $11.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.307          $11.329          $10.676
Accumulation unit value at end of period     $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  57               43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.597           $9.270               --
Accumulation unit value at end of period     $10.263          $10.597               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.747           $9.761
Accumulation unit value at end of period     $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  74               87               65
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.285          $10.079               --
Accumulation unit value at end of period     $11.117          $11.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.453          $11.262          $10.448
Accumulation unit value at end of period     $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 145              127              132
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.372          $11.232               --
Accumulation unit value at end of period     $13.057          $12.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.487          $11.479               --
Accumulation unit value at end of period     $13.014          $12.487               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8               --
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.436               --               --
Accumulation unit value at end of period     $11.129               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.315               --               --
Accumulation unit value at end of period     $10.875               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.667               --               --
Accumulation unit value at end of period     $11.607               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.544               --               --
Accumulation unit value at end of period     $11.342               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.171               --               --  (a)
Accumulation unit value at end of period      $9.521               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143               --               --  (a)
Accumulation unit value at end of period      $9.415               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.181          $11.617               --
Accumulation unit value at end of period     $12.971          $12.181               --
Number of accumulation units outstanding
 at end of period (in thousands)                 108               85               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.076          $11.661          $11.483
Accumulation unit value at end of period     $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  30               30               26
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.660           $9.828               --
Accumulation unit value at end of period     $11.187          $11.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.703          $11.697               --
Accumulation unit value at end of period     $12.984          $13.703               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.413          $12.709               --
Accumulation unit value at end of period     $14.736          $14.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                 117               83               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.156          $11.746          $10.486
Accumulation unit value at end of period     $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  19               15                9

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.480           $7.563               --
Accumulation unit value at end of period      $7.818           $8.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.102           $7.317               --
Accumulation unit value at end of period      $7.377           $8.102               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7               --
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $50.582               --               --(a)
Accumulation unit value at end of period     $43.539               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.166               --               --(a)
Accumulation unit value at end of period     $16.360               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.625               --               --(a)
Accumulation unit value at end of period      $9.623               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.596               --               --(a)
Accumulation unit value at end of period      $9.516               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.365           $8.234               --
Accumulation unit value at end of period     $10.408          $10.365               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.613           $9.341           $8.344
Accumulation unit value at end of period     $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  52               33               33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.721          $18.759               --
Accumulation unit value at end of period     $21.752          $22.721               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.209          $18.568          $16.044
Accumulation unit value at end of period     $20.998          $22.209          $18.568
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                3

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.178           $8.019               --
Accumulation unit value at end of period      $9.325           $9.178               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.171           $8.999               --
Accumulation unit value at end of period     $10.206          $10.171               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               15               --
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.581          $11.026               --
Accumulation unit value at end of period     $11.154          $12.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.449          $11.000               --
Accumulation unit value at end of period     $10.900          $12.449               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1               --
INVESCO GLOBAL CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.389               --               --(a)
Accumulation unit value at end of period      $8.517               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.384               --               --
Accumulation unit value at end of period      $8.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.277           $8.253               --
Accumulation unit value at end of period      $8.624           $9.277               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.659          $11.403          $10.250
Accumulation unit value at end of period     $11.621          $12.659          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               10
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.458          $11.775               --
Accumulation unit value at end of period     $15.554          $14.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.150          $19.090          $15.014
Accumulation unit value at end of period     $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  30               20               19

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.265               --               --
Accumulation unit value at end of period     $10.223               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.866               --               --
Accumulation unit value at end of period     $11.671               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.545          $17.061               --
Accumulation unit value at end of period     $21.271          $21.545               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.060          $16.887          $15.316
Accumulation unit value at end of period     $20.534          $21.060          $16.887
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
INVESCO VAN KAMPEN AMERICAN FRANCHISE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.356               --               --  (a)
Accumulation unit value at end of period      $8.918               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.350               --               --  (a)
Accumulation unit value at end of period      $8.838               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.395          $18.378               --
Accumulation unit value at end of period     $22.529          $22.395               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.891          $18.190               --
Accumulation unit value at end of period     $21.749          $21.891               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.297          $11.502               --
Accumulation unit value at end of period     $13.035          $13.297               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.863          $10.391           $9.236
Accumulation unit value at end of period     $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  40               53               44

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.441          $14.628               --
Accumulation unit value at end of period     $16.238          $16.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.714          $13.256               --
Accumulation unit value at end of period     $14.352          $14.714               --
Number of accumulation units outstanding
 at end of period (in thousands)                  99              106               --
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.919           $7.917               --
Accumulation unit value at end of period      $8.732           $8.919               --
Number of accumulation units outstanding
 at end of period (in thousands)                 120              129               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.467           $9.409               --
Accumulation unit value at end of period     $10.121          $10.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               37               --
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.463           $9.002               --
Accumulation unit value at end of period     $10.420          $11.463               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.252          $10.537           $9.340
Accumulation unit value at end of period     $11.896          $13.252          $10.537
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               17
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.309           $8.320               --
Accumulation unit value at end of period      $9.961          $10.309               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.486           $9.386           $8.570
Accumulation unit value at end of period     $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  25               29               29

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.334          $18.015               --
Accumulation unit value at end of period     $21.421          $23.334               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.809          $17.831          $16.461
Accumulation unit value at end of period     $20.679          $22.809          $17.831
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.648          $12.434               --
Accumulation unit value at end of period     $12.601          $13.648               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.341          $12.307          $11.549
Accumulation unit value at end of period     $12.164          $13.341          $12.307
Number of accumulation units outstanding
 at end of period (in thousands)                  20                7               --
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.549           $8.148               --
Accumulation unit value at end of period      $7.506           $9.549               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.878          $11.126           $9.866
Accumulation unit value at end of period      $9.997          $12.878          $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                  60               41               39
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.616           $9.302               --
Accumulation unit value at end of period     $10.834          $10.616               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.766          $10.439               --
Accumulation unit value at end of period     $11.858          $11.766               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.640          $11.727               --
Accumulation unit value at end of period     $10.632          $10.640               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.432          $11.346               --
Accumulation unit value at end of period     $11.772          $12.432               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.469          $11.598               --
Accumulation unit value at end of period     $12.602          $12.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $50.540          $11.528               --
Accumulation unit value at end of period     $12.216          $50.540               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7              158               --
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.064          $12.805               --
Accumulation unit value at end of period     $15.726          $16.064               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.768          $12.726               --
Accumulation unit value at end of period     $15.244          $15.768               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.700          $16.759               --
Accumulation unit value at end of period     $16.404          $17.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.842          $15.188               --
Accumulation unit value at end of period     $14.499          $15.842               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               --
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.124          $12.712               --
Accumulation unit value at end of period     $10.145          $15.124               --
Number of accumulation units outstanding
 at end of period (in thousands)                 137              158               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.845          $12.634          $11.461
Accumulation unit value at end of period      $9.834          $14.845          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  50               56               46
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.660          $10.890               --
Accumulation unit value at end of period     $12.497          $11.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               69               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.397          $10.779          $10.476
Accumulation unit value at end of period     $12.063          $11.397          $10.779
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.001          $10.000               --
Accumulation unit value at end of period     $10.002          $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.896           $9.977               --
Accumulation unit value at end of period      $9.774           $9.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                  68               21               --
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.578          $16.332               --
Accumulation unit value at end of period     $21.115          $20.578               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.115          $16.165          $15.101
Accumulation unit value at end of period     $20.383          $20.115          $16.165
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                1
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $24.177          $18.074               --
Accumulation unit value at end of period     $23.324          $24.177               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.633          $17.889          $15.956
Accumulation unit value at end of period     $22.515          $23.633          $17.889
Number of accumulation units outstanding
 at end of period (in thousands)                  10                3                2
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.201          $18.491               --
Accumulation unit value at end of period     $22.241          $23.201               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.679          $18.302               --
Accumulation unit value at end of period     $21.470          $22.679               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT 2010 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.335               --               --  (a)
Accumulation unit value at end of period     $10.003               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.308               --               --  (a)
Accumulation unit value at end of period      $9.892               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2015 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $10.397               --               --(a)
 period
Accumulation unit value at end of period      $9.859               --               --
Number of accumulation units outstanding           8               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.369               --               --(a)
 period
Accumulation unit value at end of period      $9.750               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2020 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $10.424               --               --(a)
 period
Accumulation unit value at end of period      $9.733               --               --
Number of accumulation units outstanding          13               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.396               --               --(a)
 period
Accumulation unit value at end of period      $9.625               --               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2025 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $10.457               --               --(a)
 period
Accumulation unit value at end of period      $9.536               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.429               --               --(a)
 period
Accumulation unit value at end of period      $9.430               --               --
Number of accumulation units outstanding           8               --               --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2030 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $10.481               --               --(a)
 period
Accumulation unit value at end of period      $9.367               --               --
Number of accumulation units outstanding          68               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.453               --               --(a)
 period
Accumulation unit value at end of period      $9.264               --               --
Number of accumulation units outstanding           7               --               --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2035 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of      $10.502               --               --(a)
 period
Accumulation unit value at end of period      $9.269               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.474               --               --(a)
 period
Accumulation unit value at end of period      $9.166               --               --
Number of accumulation units outstanding           5               --               --
 at end of period (in thousands)

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2040 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.503               --               --  (a)
Accumulation unit value at end of period      $9.260               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.475               --               --  (a)
Accumulation unit value at end of period      $9.157               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
JPMORGAN SMARTRETIREMENT 2045 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.494               --               --  (a)
Accumulation unit value at end of period      $9.255               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466               --               --  (a)
Accumulation unit value at end of period      $9.153               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
JPMORGAN SMARTRETIREMENT 2050 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.496               --               --  (a)
Accumulation unit value at end of period      $9.257               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.468               --               --  (a)
Accumulation unit value at end of period      $9.155               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.336               --               --  (a)
Accumulation unit value at end of period     $10.012               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.309               --               --  (a)
Accumulation unit value at end of period      $9.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.542          $10.880               --
Accumulation unit value at end of period     $11.333          $11.542               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.421          $10.856               --
Accumulation unit value at end of period     $11.075          $11.421               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $29.013          $22.256               --
Accumulation unit value at end of period     $30.759          $29.013               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.361          $22.028          $16.887
Accumulation unit value at end of period     $29.693          $28.361          $22.028
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
LEGG MASON CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.349               --               --  (a)
Accumulation unit value at end of period      $9.779               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.321               --               --  (a)
Accumulation unit value at end of period      $9.671               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.190          $16.540               --
Accumulation unit value at end of period     $19.450          $20.190               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.735          $16.371          $15.003
Accumulation unit value at end of period     $18.776          $19.735          $16.371
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.895           $8.696               --
Accumulation unit value at end of period     $10.958          $10.895               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.410           $8.413               --
Accumulation unit value at end of period     $10.340          $10.410               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.887           $8.942               --
Accumulation unit value at end of period     $10.012           $9.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.116          $10.181           $9.440
Accumulation unit value at end of period     $11.116          $11.116          $10.181
Number of accumulation units outstanding
 at end of period (in thousands)                 213              165              129

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.312           $8.349               --
Accumulation unit value at end of period      $9.231           $9.312               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.769           $9.777           $8.962
Accumulation unit value at end of period     $10.543          $10.769           $9.777
Number of accumulation units outstanding
 at end of period (in thousands)                 152              115               75
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.835           $7.860               --
Accumulation unit value at end of period      $8.601           $8.835               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466           $9.428           $8.570
Accumulation unit value at end of period     $10.062          $10.466           $9.428
Number of accumulation units outstanding
 at end of period (in thousands)                 149              102               77
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.597          $10.830               --
Accumulation unit value at end of period     $11.126          $11.597               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.475          $10.806               --
Accumulation unit value at end of period     $10.872          $11.475               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.995          $10.076               --
Accumulation unit value at end of period     $11.390          $10.995               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.710          $10.866          $10.233
Accumulation unit value at end of period     $11.981          $11.710          $10.866
Number of accumulation units outstanding
 at end of period (in thousands)                  67               59               44
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.847          $10.984               --
Accumulation unit value at end of period     $12.026          $11.847               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.723          $10.959               --
Accumulation unit value at end of period     $11.751          $11.723               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.013          $11.184               --
Accumulation unit value at end of period     $12.068          $12.013               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.887          $11.158               --
Accumulation unit value at end of period     $11.793          $11.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.883          $14.062               --
Accumulation unit value at end of period     $16.391          $15.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.525          $13.919               --
Accumulation unit value at end of period     $15.823          $15.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.383           $7.335               --
Accumulation unit value at end of period      $7.726           $8.383               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.732           $8.622               --
Accumulation unit value at end of period      $8.858           $9.732               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               38               --
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.151           $8.919               --
Accumulation unit value at end of period      $9.303          $10.151               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.715           $8.643               --
Accumulation unit value at end of period      $8.793           $9.715               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.066           $8.837               --
Accumulation unit value at end of period     $11.866          $12.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.549           $8.564           $7.555
Accumulation unit value at end of period     $11.216          $11.549           $8.564
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.965          $12.553               --
Accumulation unit value at end of period     $14.377          $14.965               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.322          $12.165               --
Accumulation unit value at end of period     $13.589          $14.322               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               38               --
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.034           $9.763               --
Accumulation unit value at end of period     $10.825          $12.034               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.517           $9.462               --
Accumulation unit value at end of period     $10.232          $11.517               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.380               --               --
Accumulation unit value at end of period      $7.355               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.953               --               --
Accumulation unit value at end of period      $9.495               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
LORD ABBETT SMALL-CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.083           $8.018               --
Accumulation unit value at end of period      $8.922           $9.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.584           $9.459           $8.720
Accumulation unit value at end of period     $10.266          $10.584           $9.459
Number of accumulation units outstanding
 at end of period (in thousands)                  52               49               53
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.972          $12.053               --
Accumulation unit value at end of period     $13.904          $12.972               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.416          $11.681               --
Accumulation unit value at end of period     $13.142          $12.416               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.221          $11.436               --
Accumulation unit value at end of period     $11.710          $12.221               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.092          $11.410               --
Accumulation unit value at end of period     $11.443          $12.092               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.106          $16.237               --
Accumulation unit value at end of period     $17.778          $18.106               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.698          $16.071          $14.464
Accumulation unit value at end of period     $17.162          $17.698          $16.071
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.028          $10.455               --
Accumulation unit value at end of period     $11.681          $11.028               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.912          $10.431               --
Accumulation unit value at end of period     $11.415          $10.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.561          $11.053               --
Accumulation unit value at end of period     $12.393          $11.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.182          $10.824          $10.676
Accumulation unit value at end of period     $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  64               48               46
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.522               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.462               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.135          $10.603               --
Accumulation unit value at end of period     $10.824          $12.135               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.008          $10.578               --
Accumulation unit value at end of period     $10.577          $12.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.064          $16.552               --
Accumulation unit value at end of period     $17.717          $18.064               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.657          $16.382               --
Accumulation unit value at end of period     $17.102          $17.657               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.676               --               --(a)
Accumulation unit value at end of period      $8.444               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.648               --               --(a)
Accumulation unit value at end of period      $8.351               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.546          $11.594               --
Accumulation unit value at end of period     $13.345          $12.546               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.642          $11.830               --
Accumulation unit value at end of period     $13.281          $12.642               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.572           $7.728               --
Accumulation unit value at end of period      $7.645           $8.572               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.291           $7.569           $6.924
Accumulation unit value at end of period      $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  49               26               21

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.200          $18.483               --
Accumulation unit value at end of period     $22.458          $22.200               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.700          $18.293          $16.395
Accumulation unit value at end of period     $21.680          $21.700          $18.293
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.931           $9.021               --
Accumulation unit value at end of period     $10.112           $9.931               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.004          $10.121           $9.470
Accumulation unit value at end of period     $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  28               21               19
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.036           $8.841               --
Accumulation unit value at end of period     $10.697          $10.036               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.141          $11.722          $10.625
Accumulation unit value at end of period     $13.833          $13.141          $11.722
Number of accumulation units outstanding
 at end of period (in thousands)                  31               19               16
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.066           $8.138               --
Accumulation unit value at end of period      $9.047           $9.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                 114              103               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.662           $7.873           $7.222
Accumulation unit value at end of period      $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  52               35               21
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $28.570          $22.823               --
Accumulation unit value at end of period     $28.273          $28.570               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.124           $9.807           $8.737
Accumulation unit value at end of period     $11.849          $12.124           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                4

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $7.979           $7.200               --
Accumulation unit value at end of period      $7.779           $7.979               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.540           $8.717           $7.786
Accumulation unit value at end of period      $9.186           $9.540           $8.717
Number of accumulation units outstanding
 at end of period (in thousands)                  33               27               24
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.735           $8.764               --
Accumulation unit value at end of period      $9.444           $9.735               --
Number of accumulation units outstanding
 at end of period (in thousands)                 103               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.953           $9.073           $8.535
Accumulation unit value at end of period      $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 221              197              159
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.191          $13.636               --
Accumulation unit value at end of period     $14.920          $15.191               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.596          $12.357          $11.145
Accumulation unit value at end of period     $13.187          $13.596          $12.357
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               37
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.082          $11.123               --
Accumulation unit value at end of period     $11.708          $12.082               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.955          $11.097               --
Accumulation unit value at end of period     $11.441          $11.955               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.531          $10.913               --
Accumulation unit value at end of period     $11.711          $11.531               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.410          $10.888               --
Accumulation unit value at end of period     $11.444          $11.410               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.953          $11.223               --
Accumulation unit value at end of period     $12.571          $12.953               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.817          $11.198               --
Accumulation unit value at end of period     $12.284          $12.817               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.373          $11.338               --
Accumulation unit value at end of period     $12.101          $12.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.243          $11.312               --
Accumulation unit value at end of period     $11.825          $12.243               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.659               --               --(a)
Accumulation unit value at end of period      $9.182               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.630               --               --(a)
Accumulation unit value at end of period      $9.081               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.488          $11.429               --
Accumulation unit value at end of period     $12.234          $12.488               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.357          $11.402               --
Accumulation unit value at end of period     $11.955          $12.357               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.326               --               --(a)
Accumulation unit value at end of period      $8.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.298               --               --(a)
Accumulation unit value at end of period      $8.226               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $76.295          $60.083               --
Accumulation unit value at end of period     $62.487          $76.295               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $57.380          $45.755               --
Accumulation unit value at end of period     $46.411          $57.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                2               --
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $82.731          $71.519               --
Accumulation unit value at end of period     $75.539          $82.731               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.313          $14.279          $12.913
Accumulation unit value at end of period     $14.710          $16.313          $14.279
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.414          $10.704               --
Accumulation unit value at end of period     $12.523          $12.414               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.134          $11.467          $10.617
Accumulation unit value at end of period     $13.084          $13.134          $11.467
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.929          $12.899               --
Accumulation unit value at end of period     $14.809          $19.929               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $29.040          $19.032          $15.179
Accumulation unit value at end of period     $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  30               22               18
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.042          $12.130               --
Accumulation unit value at end of period     $13.006          $13.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.186          $13.360          $12.794
Accumulation unit value at end of period     $13.972          $14.186          $13.360
Number of accumulation units outstanding
 at end of period (in thousands)                 120              104               89

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.236           $8.053               --
Accumulation unit value at end of period      $8.524           $9.236               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987          $11.466          $10.381
Accumulation unit value at end of period     $11.836          $12.987          $11.466
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                7
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.042           $7.739               --
Accumulation unit value at end of period      $8.777           $9.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.814           $9.372               --
Accumulation unit value at end of period     $10.366          $10.814               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               20               --
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.282           $7.537               --
Accumulation unit value at end of period      $9.036           $9.282               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.554           $8.678           $7.906
Accumulation unit value at end of period     $10.147          $10.554           $8.678
Number of accumulation units outstanding
 at end of period (in thousands)                  28               30               28
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.389           $6.596               --
Accumulation unit value at end of period      $9.070           $8.389               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.016           $6.382           $4.974
Accumulation unit value at end of period      $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9                9
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.372           $8.604               --
Accumulation unit value at end of period      $9.591          $10.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.698           $8.986           $8.166
Accumulation unit value at end of period      $9.770          $10.698           $8.986
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16               12

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.115          $12.325               --
Accumulation unit value at end of period     $13.730          $14.115               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.855          $12.250          $11.175
Accumulation unit value at end of period     $13.309          $13.855          $12.250
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.054          $12.007               --
Accumulation unit value at end of period     $14.506          $13.054               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.389          $12.470          $11.881
Accumulation unit value at end of period     $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 127               83               69
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.821          $12.750               --
Accumulation unit value at end of period     $14.339          $13.821               --
Number of accumulation units outstanding
 at end of period (in thousands)                 233               55               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.667          $12.767          $12.243
Accumulation unit value at end of period     $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 316              224              192
PIONEER CULLEN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.206          $10.587               --
Accumulation unit value at end of period     $10.689          $11.206               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.088          $10.563               --
Accumulation unit value at end of period     $10.445          $11.088               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.479           $9.022               --
Accumulation unit value at end of period      $7.939          $10.479               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.013           $8.728           $7.734
Accumulation unit value at end of period      $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  50               36               34

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.996               --               --
Accumulation unit value at end of period     $19.148               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.591               --               --
Accumulation unit value at end of period     $18.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.083           $7.849               --
Accumulation unit value at end of period      $8.667           $9.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.800           $9.451           $8.498
Accumulation unit value at end of period     $10.177          $10.800           $9.451
Number of accumulation units outstanding
 at end of period (in thousands)                  30                8                1
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.993           $7.637               --
Accumulation unit value at end of period      $8.449           $8.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.827           $9.310           $8.536
Accumulation unit value at end of period     $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               27               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $21.046          $16.325               --
Accumulation unit value at end of period     $21.238          $21.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.572          $16.158          $14.926
Accumulation unit value at end of period     $20.502          $20.572          $16.158
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $13.408          $12.008               --
Accumulation unit value at end of period     $13.826          $13.408               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.292          $11.401
Accumulation unit value at end of period     $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  32               22               23

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.237          $17.918               --
Accumulation unit value at end of period     $18.495          $19.237               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.804          $17.734               --
Accumulation unit value at end of period     $17.854          $18.804               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.448          $16.209               --
Accumulation unit value at end of period     $19.858          $19.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.010          $16.043          $14.334
Accumulation unit value at end of period     $19.170          $19.010          $16.043
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.246           $8.210               --
Accumulation unit value at end of period      $9.417           $9.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.126          $10.003           $9.220
Accumulation unit value at end of period     $11.191          $11.126          $10.003
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.699          $11.204               --
Accumulation unit value at end of period     $13.099          $12.699               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.474          $12.037               --
Accumulation unit value at end of period     $13.726          $13.474               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                2               --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.176           $7.731               --
Accumulation unit value at end of period      $7.226           $9.176               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.771           $7.482               --
Accumulation unit value at end of period      $6.821           $8.771               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.367               --               --  (a)
Accumulation unit value at end of period      $9.452               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.340               --               --  (a)
Accumulation unit value at end of period      $9.348               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $23.704          $18.632               --
Accumulation unit value at end of period     $21.916          $23.704               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.170          $18.442          $16.124
Accumulation unit value at end of period     $21.156          $23.170          $18.442
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2               --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.445          $17.483               --
Accumulation unit value at end of period     $21.551          $22.445               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.940          $17.305          $15.495
Accumulation unit value at end of period     $20.804          $21.940          $17.305
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2               --
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.454          $10.191               --
Accumulation unit value at end of period     $11.447          $10.454               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.344          $10.167               --
Accumulation unit value at end of period     $11.186          $10.344               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.936          $17.010               --
Accumulation unit value at end of period     $20.523          $20.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.465          $16.836          $15.334
Accumulation unit value at end of period     $19.812          $20.465          $16.836
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $22.046          $17.662               --
Accumulation unit value at end of period     $20.384          $22.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.550          $17.481               --
Accumulation unit value at end of period     $19.677          $21.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.078          $15.062               --
Accumulation unit value at end of period     $16.609          $17.078               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.693          $14.908          $13.598
Accumulation unit value at end of period     $16.033          $16.693          $14.908
Number of accumulation units outstanding
 at end of period (in thousands)                   7                2               --
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.192          $12.885               --
Accumulation unit value at end of period     $14.466          $14.192               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.872          $12.753          $11.905
Accumulation unit value at end of period     $13.964          $13.872          $12.753
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.662          $17.262               --
Accumulation unit value at end of period     $18.288          $19.662               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.219          $17.086               --
Accumulation unit value at end of period     $17.654          $19.219               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.443          $16.163               --
Accumulation unit value at end of period     $17.459          $18.443               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.027          $15.998          $14.467
Accumulation unit value at end of period     $16.854          $18.027          $15.998
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.723          $14.009               --
Accumulation unit value at end of period     $15.716          $15.723               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.368          $13.865          $12.763
Accumulation unit value at end of period     $15.171          $15.368          $13.865
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.801           $7.681               --
Accumulation unit value at end of period      $8.691           $8.801               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.409           $7.431               --
Accumulation unit value at end of period      $8.201           $8.409               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               33               --
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.841           $8.459               --
Accumulation unit value at end of period      $9.698           $9.841               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.403           $8.184           $7.210
Accumulation unit value at end of period      $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  84               33               19
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.006          $17.517               --
Accumulation unit value at end of period     $16.590          $19.006               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.346          $16.188          $14.880
Accumulation unit value at end of period     $14.953          $17.346          $16.188
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               23
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.997          $13.309               --
Accumulation unit value at end of period     $14.641          $14.997               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.962          $14.344          $13.738
Accumulation unit value at end of period     $15.389          $15.962          $14.344
Number of accumulation units outstanding
 at end of period (in thousands)                  73               57               44

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.644          $16.772               --
Accumulation unit value at end of period     $15.795          $17.644               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.246          $16.601               --
Accumulation unit value at end of period     $15.247          $17.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.794           $9.597               --
Accumulation unit value at end of period     $10.658          $10.794               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               48               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299           $9.272           $8.558
Accumulation unit value at end of period     $10.043          $10.299           $9.272
Number of accumulation units outstanding
 at end of period (in thousands)                  11                3                1
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.482               --               --(a)
Accumulation unit value at end of period     $10.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454               --               --(a)
Accumulation unit value at end of period     $10.562               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.083           $8.929               --
Accumulation unit value at end of period      $8.546          $10.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.620           $8.626           $7.830
Accumulation unit value at end of period      $8.052           $9.620           $8.626
Number of accumulation units outstanding
 at end of period (in thousands)                  32               10                2
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.934          $11.009               --
Accumulation unit value at end of period     $10.560          $11.934               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.808          $10.984               --
Accumulation unit value at end of period     $10.319          $11.808               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.153          $10.540               --
Accumulation unit value at end of period     $10.851          $11.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.036          $10.516               --
Accumulation unit value at end of period     $10.603          $11.036               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.196          $10.133               --
Accumulation unit value at end of period     $11.391          $11.196               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.683           $9.790           $9.114
Accumulation unit value at end of period     $10.733          $10.683           $9.790
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.121           $8.981               --
Accumulation unit value at end of period     $10.212          $10.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.657           $8.677           $7.837
Accumulation unit value at end of period      $9.622           $9.657           $8.677
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.852           $8.449               --
Accumulation unit value at end of period      $9.285           $9.852               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.400           $8.163           $7.384
Accumulation unit value at end of period      $8.749           $9.400           $8.163
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.593          $10.895               --
Accumulation unit value at end of period     $12.412          $11.593               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.471          $10.870               --
Accumulation unit value at end of period     $12.129          $11.471               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD FUNDAMENTAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.196               --               --  (a)
Accumulation unit value at end of period      $8.948               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.169               --               --  (a)
Accumulation unit value at end of period      $8.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (b)
Accumulation unit value at end of period      $8.938               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (b)
Accumulation unit value at end of period      $8.867               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.484           $9.168               --
Accumulation unit value at end of period     $10.033          $10.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.003           $8.857           $8.109
Accumulation unit value at end of period      $9.454          $10.003           $8.857
Number of accumulation units outstanding
 at end of period (in thousands)                  25               17                2
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.425           $8.900               --
Accumulation unit value at end of period      $9.450          $10.425               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.947           $8.598               --
Accumulation unit value at end of period      $8.904           $9.947               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.073           $9.458               --
Accumulation unit value at end of period     $10.859          $10.073               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.611           $9.137           $8.166
Accumulation unit value at end of period     $10.232           $9.611           $9.137
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.717          $11.069               --
Accumulation unit value at end of period     $13.244          $11.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.956          $10.468
Accumulation unit value at end of period     $12.785          $11.453          $10.956
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                7
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.747           $9.382               --
Accumulation unit value at end of period      $9.273          $10.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.254           $9.064               --
Accumulation unit value at end of period      $8.738          $10.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.483               --               --  (a)
Accumulation unit value at end of period      $8.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.455               --               --  (a)
Accumulation unit value at end of period      $8.137               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.153          $11.199               --
Accumulation unit value at end of period     $11.161          $12.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.026          $11.173               --
Accumulation unit value at end of period     $10.907          $12.026               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                3               --
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.359               --               --  (a)
Accumulation unit value at end of period      $8.689               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.331               --               --  (a)
Accumulation unit value at end of period      $8.593               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.516          $10.516               --
Accumulation unit value at end of period     $10.516          $10.516               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.035          $10.161          $10.213
Accumulation unit value at end of period      $9.910          $10.035          $10.161
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                3
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.019           $8.129               --
Accumulation unit value at end of period      $9.556          $10.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.559           $7.853           $7.056
Accumulation unit value at end of period      $9.004           $9.559           $7.853
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                1
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.139           $9.859               --
Accumulation unit value at end of period     $11.219          $11.139               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.628           $9.525               --
Accumulation unit value at end of period     $10.572          $10.628               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1               --
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $16.848          $14.856               --
Accumulation unit value at end of period     $16.919          $16.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.468          $14.704          $13.500
Accumulation unit value at end of period     $16.332          $16.468          $14.704
Number of accumulation units outstanding
 at end of period (in thousands)                  25                4               --
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.700           $9.382               --
Accumulation unit value at end of period     $10.584          $10.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.209           $9.064           $8.288
Accumulation unit value at end of period      $9.973          $10.209           $9.064
Number of accumulation units outstanding
 at end of period (in thousands)                 101               52                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $17.632          $15.506               --
Accumulation unit value at end of period     $17.425          $17.632               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.235          $15.347          $14.038
Accumulation unit value at end of period     $16.821          $17.235          $15.347
Number of accumulation units outstanding
 at end of period (in thousands)                  44               21               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.514           $9.145               --
Accumulation unit value at end of period     $10.262          $10.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.032           $8.835           $8.071
Accumulation unit value at end of period      $9.669          $10.032           $8.835
Number of accumulation units outstanding
 at end of period (in thousands)                  54               15                3
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.687          $16.242               --
Accumulation unit value at end of period     $18.275          $18.687               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.266          $16.076          $14.568
Accumulation unit value at end of period     $17.641          $18.266          $16.076
Number of accumulation units outstanding
 at end of period (in thousands)                  24               12                2
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.134          $16.530               --
Accumulation unit value at end of period     $18.575          $19.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.703          $16.360          $14.831
Accumulation unit value at end of period     $17.931          $18.703          $16.360
Number of accumulation units outstanding
 at end of period (in thousands)                  14                4               --
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.419          $16.777               --
Accumulation unit value at end of period     $18.742          $19.419               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.982          $16.605          $15.016
Accumulation unit value at end of period     $18.092          $18.982          $16.605
Number of accumulation units outstanding
 at end of period (in thousands)                  17                3               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $19.392          $16.752               --
Accumulation unit value at end of period     $18.587          $19.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.955          $16.580          $15.016
Accumulation unit value at end of period     $17.943          $18.955          $16.580
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.685          $10.938               --
Accumulation unit value at end of period     $12.418          $11.685               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.149          $10.568               --
Accumulation unit value at end of period     $11.702          $11.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.377          $10.893               --
Accumulation unit value at end of period     $11.113          $11.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.258          $10.868               --
Accumulation unit value at end of period     $10.859          $11.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.495          $16.836               --
Accumulation unit value at end of period     $18.756          $18.495               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.079          $16.664               --
Accumulation unit value at end of period     $18.106          $18.079               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $18.638          $16.378               --
Accumulation unit value at end of period     $16.166          $18.638               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.218          $16.210          $15.102
Accumulation unit value at end of period     $15.605          $18.218          $16.210
Number of accumulation units outstanding
 at end of period (in thousands)                  19                6                3

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE -
 0.00%
Accumulation unit value at beginning of
 period                                      $20.514          $18.777               --
Accumulation unit value at end of period     $17.759          $20.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.052          $18.585          $16.720
Accumulation unit value at end of period     $17.144          $20.052          $18.585
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.043          $10.778               --
Accumulation unit value at end of period     $12.135          $12.043               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.917          $10.754               --
Accumulation unit value at end of period     $11.858          $11.917               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $15.330               --               --
Accumulation unit value at end of period     $15.080               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.985               --               --
Accumulation unit value at end of period     $14.557               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $9.601               --               --
Accumulation unit value at end of period      $8.862               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886               --               --
Accumulation unit value at end of period      $9.923               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.352          $10.955               --
Accumulation unit value at end of period     $11.540          $12.352               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.507          $11.232               --
Accumulation unit value at end of period     $11.540          $12.507               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               --

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $20.793          $17.126               --
Accumulation unit value at end of period     $20.814          $20.793               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.325          $16.951               --
Accumulation unit value at end of period     $20.093          $20.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $11.586           $9.533               --
Accumulation unit value at end of period     $11.720          $11.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.205           $9.336           $8.411
Accumulation unit value at end of period     $11.194          $11.205           $9.336
Number of accumulation units outstanding
 at end of period (in thousands)                  20                8                4
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $12.742          $10.590               --
Accumulation unit value at end of period     $11.387          $12.742               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.014          $10.110           $9.010
Accumulation unit value at end of period     $10.603          $12.014          $10.110
Number of accumulation units outstanding
 at end of period (in thousands)                  38               32               29
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $10.553           $9.845               --
Accumulation unit value at end of period     $10.678          $10.553               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.752          $11.101               --
Accumulation unit value at end of period     $11.742          $11.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $24.415          $19.979               --
Accumulation unit value at end of period     $20.957          $24.415               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.866          $19.774          $17.296
Accumulation unit value at end of period     $20.231          $23.866          $19.774
Number of accumulation units outstanding
 at end of period (in thousands)                  22                6                1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                       $8.153           $7.403               --
Accumulation unit value at end of period      $7.031           $8.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299           $9.382               --
Accumulation unit value at end of period      $8.770          $10.299               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                      $14.507          $14.077               --
Accumulation unit value at end of period     $16.858          $14.507               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.180          $13.933          $12.558
Accumulation unit value at end of period     $16.273          $14.180          $13.933
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --



(a)  Inception Date May 1, 2011



(b) Inception Date May 12, 2011



(c)  Inception Date June 30, 2011

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                   PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     4
 Additional Materials                                                          5
 Performance Comparisons                                                       5
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6778-3) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN


                      PREMIER INNOVATIONS(SM) (SERIES II)


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         5
  Performance Comparisons                                                      5
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                              GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $24,699,095; 2010: $31,542,383; and 2009: $15,883,463.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.



                        PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the Program and Administrative Charge, the highest possible contingent deferred sales charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for Program and Administrative Charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES



          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.



    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.



                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.913           $9.617               --
Accumulation unit value at end of period     $10.800          $10.913               --
Number of accumulation units outstanding
 at end of period (in thousands)                 122              163               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.478           $9.247               --
Accumulation unit value at end of period     $10.354          $10.478               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.964           $9.695               --
Accumulation unit value at end of period     $10.813          $10.964               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.273          $10.869               --
Accumulation unit value at end of period     $12.086          $12.273               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               22               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.622           $9.430               --
Accumulation unit value at end of period     $10.433          $10.622               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.906          $13.247          $11.562
Accumulation unit value at end of period     $14.627          $14.906          $13.247
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.507           $9.357           $8.173
Accumulation unit value at end of period     $10.290          $10.507           $9.357
Number of accumulation units outstanding
 at end of period (in thousands)                  19                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.637          $13.060               --
Accumulation unit value at end of period     $14.306          $14.637               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               --


                        APP I-1

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.734           $7.320               --
Accumulation unit value at end of period      $8.057           $8.734               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.582           $7.203               --
Accumulation unit value at end of period      $7.906           $8.582               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.536           $7.179               --
Accumulation unit value at end of period      $7.848           $8.536               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.577           $7.225               --
Accumulation unit value at end of period      $7.873           $8.577               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               38               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.500           $7.178               --
Accumulation unit value at end of period      $7.783           $8.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.668           $9.862               --
Accumulation unit value at end of period     $10.673          $11.668               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.409           $7.122               --
Accumulation unit value at end of period      $7.676           $8.409               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.457           $9.723               --
Accumulation unit value at end of period     $10.438          $11.457               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               17               --
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.400           $8.278               --
Accumulation unit value at end of period     $10.098          $10.400               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.163           $8.899               --
Accumulation unit value at end of period     $10.822          $11.163               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-2

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.268           $8.202               --
Accumulation unit value at end of period      $9.935          $10.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.212           $8.169               --
Accumulation unit value at end of period      $9.866          $10.212               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.969           $7.995               --
Accumulation unit value at end of period      $9.607           $9.969               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.082           $8.094               --
Accumulation unit value at end of period      $9.707          $10.082               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.862           $7.933               --
Accumulation unit value at end of period      $9.475           $9.862               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.936           $8.009               --
Accumulation unit value at end of period      $9.528           $9.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.411          $14.011               --
Accumulation unit value at end of period     $15.542          $15.411               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.369          $13.994               --
Accumulation unit value at end of period     $15.477          $15.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.313          $13.971               --
Accumulation unit value at end of period     $15.390          $15.313               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.271          $13.954               --
Accumulation unit value at end of period     $15.325          $15.271               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-3

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.202          $13.925               --
Accumulation unit value at end of period     $15.217          $15.202               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.174          $13.914               --
Accumulation unit value at end of period     $15.174          $15.174               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.119          $13.891               --
Accumulation unit value at end of period     $15.088          $15.119               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.064          $13.868               --
Accumulation unit value at end of period     $15.003          $15.064               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $16.464          $14.822               --
Accumulation unit value at end of period     $16.395          $16.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.419          $14.804               --
Accumulation unit value at end of period     $16.326          $16.419               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $16.360          $14.779               --
Accumulation unit value at end of period     $16.234          $16.360               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.315          $14.761               --
Accumulation unit value at end of period     $16.165          $16.315               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.241          $14.731               --
Accumulation unit value at end of period     $16.052          $16.241               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.211          $14.719               --
Accumulation unit value at end of period     $16.006          $16.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-4

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.152          $14.695               --
Accumulation unit value at end of period     $15.916          $16.152               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.093          $14.670               --
Accumulation unit value at end of period     $15.827          $16.093               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.389          $15.522               --
Accumulation unit value at end of period     $17.118          $17.389               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.341          $15.503               --
Accumulation unit value at end of period     $17.046          $17.341               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.278          $15.478               --
Accumulation unit value at end of period     $16.950          $17.278               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.231          $15.458          $13.991
Accumulation unit value at end of period     $16.879          $17.231          $15.458
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.153          $15.427               --
Accumulation unit value at end of period     $16.760          $17.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.121          $15.414               --
Accumulation unit value at end of period     $16.713          $17.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.059          $15.389          $13.959
Accumulation unit value at end of period     $16.619          $17.059          $15.389
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.997          $15.363               --
Accumulation unit value at end of period     $16.525          $16.997               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-5

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.994          $15.996               --
Accumulation unit value at end of period     $17.497          $17.994               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.945          $15.977               --
Accumulation unit value at end of period     $17.424          $17.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.879          $15.950               --
Accumulation unit value at end of period     $17.325          $17.879               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.830          $15.931          $14.368
Accumulation unit value at end of period     $17.252          $17.830          $15.931
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.749          $15.898               --
Accumulation unit value at end of period     $17.131          $17.749               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.717          $15.885               --
Accumulation unit value at end of period     $17.083          $17.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.653          $15.859          $14.335
Accumulation unit value at end of period     $16.986          $17.653          $15.859
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.588          $15.833               --
Accumulation unit value at end of period     $16.891          $17.588               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.588          $16.462               --
Accumulation unit value at end of period     $17.836          $18.588               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.538          $16.442               --
Accumulation unit value at end of period     $17.761          $18.538               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-6

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.470          $16.415               --
Accumulation unit value at end of period     $17.661          $18.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.420          $16.394          $14.711
Accumulation unit value at end of period     $17.586          $18.420          $16.394
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.336          $16.361               --
Accumulation unit value at end of period     $17.462          $18.336               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.303          $16.347               --
Accumulation unit value at end of period     $17.413          $18.303               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.236          $16.320          $14.678
Accumulation unit value at end of period     $17.315          $18.236          $16.320
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.170          $16.294               --
Accumulation unit value at end of period     $17.218          $18.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8               --
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.074          $16.872               --
Accumulation unit value at end of period     $18.070          $19.074               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.022          $16.851               --
Accumulation unit value at end of period     $17.994          $19.022               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.953          $16.824               --
Accumulation unit value at end of period     $17.892          $18.953               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.901          $16.803          $15.032
Accumulation unit value at end of period     $17.817          $18.901          $16.803
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-7

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.815          $16.768               --
Accumulation unit value at end of period     $17.692          $18.815               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.781          $16.755               --
Accumulation unit value at end of period     $17.642          $18.781               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.713          $16.727          $14.998
Accumulation unit value at end of period     $17.542          $18.713          $16.727
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.645          $16.700               --
Accumulation unit value at end of period     $17.444          $18.645               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.103          $16.936               --
Accumulation unit value at end of period     $17.876          $19.103               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               23               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.051          $16.915               --
Accumulation unit value at end of period     $17.800          $19.051               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.982          $16.887               --
Accumulation unit value at end of period     $17.700          $18.982               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.930          $16.867          $15.089
Accumulation unit value at end of period     $17.625          $18.930          $16.867
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.844          $16.832               --
Accumulation unit value at end of period     $17.501          $18.844               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.809          $16.818               --
Accumulation unit value at end of period     $17.452          $18.809               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               --


                        APP I-8

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.741          $16.790          $15.054
Accumulation unit value at end of period     $17.354          $18.741          $16.790
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.673          $16.763               --
Accumulation unit value at end of period     $17.256          $18.673               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.048          $16.903               --
Accumulation unit value at end of period     $17.652          $19.048               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.996          $16.882               --
Accumulation unit value at end of period     $17.578          $18.996               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.927          $16.855               --
Accumulation unit value at end of period     $17.479          $18.927               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.875          $16.834          $15.117
Accumulation unit value at end of period     $17.405          $18.875          $16.834
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.789          $16.799               --
Accumulation unit value at end of period     $17.283          $18.789               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.755          $16.785               --
Accumulation unit value at end of period     $17.234          $18.755               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.687          $16.758          $15.083
Accumulation unit value at end of period     $17.137          $18.687          $16.758
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.619          $16.730               --
Accumulation unit value at end of period     $17.040          $18.619               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --


                        APP I-9

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.019          $16.896               --
Accumulation unit value at end of period     $17.552          $19.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.967          $16.875               --
Accumulation unit value at end of period     $17.478          $18.967               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.898          $16.848               --
Accumulation unit value at end of period     $17.379          $18.898               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.847          $16.827          $15.114
Accumulation unit value at end of period     $17.306          $18.847          $16.827
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.761          $16.792               --
Accumulation unit value at end of period     $17.184          $18.761               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.727          $16.778               --
Accumulation unit value at end of period     $17.136          $18.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.658          $16.751          $15.080
Accumulation unit value at end of period     $17.039          $18.658          $16.751
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.591          $16.723               --
Accumulation unit value at end of period     $16.943          $18.591               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.979          $16.894               --
Accumulation unit value at end of period     $17.449          $18.979               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.927          $16.873               --
Accumulation unit value at end of period     $17.375          $18.927               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-10

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.859          $16.845               --
Accumulation unit value at end of period     $17.277          $18.859               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.807          $16.824          $15.106
Accumulation unit value at end of period     $17.204          $18.807          $16.824
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.722          $16.790               --
Accumulation unit value at end of period     $17.083          $18.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.687          $16.776               --
Accumulation unit value at end of period     $17.035          $18.687               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.619          $16.748          $15.072
Accumulation unit value at end of period     $16.939          $18.619          $16.748
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.552          $16.721               --
Accumulation unit value at end of period     $16.843          $18.552               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.525          $10.881               --
Accumulation unit value at end of period     $10.585          $11.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.510          $10.878               --
Accumulation unit value at end of period     $10.555          $11.510               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.491          $10.874               --
Accumulation unit value at end of period     $10.516          $11.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.476          $10.871               --
Accumulation unit value at end of period     $10.487          $11.476               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-11

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.452          $10.866               --
Accumulation unit value at end of period     $10.439          $11.452               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.442          $10.864               --
Accumulation unit value at end of period     $10.420          $11.442               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.423          $10.860               --
Accumulation unit value at end of period     $10.381          $11.423               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.403          $10.856               --
Accumulation unit value at end of period     $10.343          $11.403               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.548          $10.887               --
Accumulation unit value at end of period     $10.583          $11.548               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.533          $10.884               --
Accumulation unit value at end of period     $10.554          $11.533               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.514          $10.880               --
Accumulation unit value at end of period     $10.515          $11.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.499          $10.877               --
Accumulation unit value at end of period     $10.486          $11.499               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.475          $10.872               --
Accumulation unit value at end of period     $10.437          $11.475               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.465          $10.870               --
Accumulation unit value at end of period     $10.418          $11.465               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-12

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $11.446          $10.866               --
 period
Accumulation unit value at end of period     $10.380          $11.446               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.426          $10.862               --
 period
Accumulation unit value at end of period     $10.341          $11.426               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.195               --               --(a)
 period
Accumulation unit value at end of period     $10.498               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.192               --               --(a)
 period
Accumulation unit value at end of period     $10.484               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $10.188               --               --(a)
 period
Accumulation unit value at end of period     $10.466               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.184               --               --(a)
 period
Accumulation unit value at end of period     $10.452               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $10.179               --               --(a)
 period
Accumulation unit value at end of period     $10.428               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $10.176               --               --(a)
 period
Accumulation unit value at end of period     $10.419               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $10.172               --               --(a)
 period
Accumulation unit value at end of period     $10.401               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.167               --               --(a)
 period
Accumulation unit value at end of period     $10.382               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                        APP I-13

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.291               --               --(a)
Accumulation unit value at end of period     $10.002               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.288               --               --(a)
Accumulation unit value at end of period      $9.989               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.284               --               --(a)
Accumulation unit value at end of period      $9.971               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.280               --               --(a)
Accumulation unit value at end of period      $9.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.275               --               --(a)
Accumulation unit value at end of period      $9.935               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.272               --               --(a)
Accumulation unit value at end of period      $9.927               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.268               --               --(a)
Accumulation unit value at end of period      $9.909               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.263               --               --(a)
Accumulation unit value at end of period      $9.891               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.404           $7.478               --
Accumulation unit value at end of period      $7.017           $8.404               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.271           $7.370               --
Accumulation unit value at end of period      $6.895           $8.271               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-14

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.364           $7.468               --
Accumulation unit value at end of period      $6.959           $8.364               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.254           $7.381           $6.614
Accumulation unit value at end of period      $6.857           $8.254           $7.381
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.180           $7.333               --
Accumulation unit value at end of period      $6.778           $8.180               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.473          $10.296               --
Accumulation unit value at end of period      $9.498          $11.473               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.092           $7.276               --
Accumulation unit value at end of period      $6.685           $8.092               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.266          $10.151               --
Accumulation unit value at end of period      $9.289          $11.266               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.392          $16.823               --
Accumulation unit value at end of period     $13.879          $17.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $6.658           $6.450               --
Accumulation unit value at end of period      $5.305           $6.658               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.037           $9.743               --
Accumulation unit value at end of period      $7.982          $10.037               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.950           $9.673               --
Accumulation unit value at end of period      $7.901           $9.950               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --


                                    APP I-15

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $6.098           $5.943               --
Accumulation unit value at end of period      $4.830           $6.098               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.751           $9.512               --
Accumulation unit value at end of period      $7.715           $9.751               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               43               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $6.033           $5.897               --
Accumulation unit value at end of period      $4.764           $6.033               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.769           $9.568               --
Accumulation unit value at end of period      $7.698           $9.769               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               42               --
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.680           $9.232               --
Accumulation unit value at end of period     $10.698          $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.633           $9.209               --
Accumulation unit value at end of period     $10.639          $11.633               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.571           $9.178               --
Accumulation unit value at end of period     $10.562          $11.571               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.525           $9.155               --
Accumulation unit value at end of period     $10.504          $11.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.448           $9.117               --
Accumulation unit value at end of period     $10.408          $11.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.418           $9.102               --
Accumulation unit value at end of period     $10.370          $11.418               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --


                        APP I-16

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $11.357           $9.072               --
 period
Accumulation unit value at end of period     $10.294          $11.357               --
Number of accumulation units outstanding           5                4               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.297           $9.041           $7.849
 period
Accumulation unit value at end of period     $10.219          $11.297           $9.041
Number of accumulation units outstanding          20               12                6
 at end of period (in thousands)
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of       $8.493           $7.510               --
 period
Accumulation unit value at end of period      $8.755           $8.493               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of       $8.459           $7.492               --
 period
Accumulation unit value at end of period      $8.706           $8.459               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of       $8.414           $7.467               --
 period
Accumulation unit value at end of period      $8.643           $8.414               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $8.380           $7.448           $6.598
 period
Accumulation unit value at end of period      $8.595           $8.380           $7.448
Number of accumulation units outstanding          71               48                7
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $8.324           $7.417           $6.577
 period
Accumulation unit value at end of period      $8.517           $8.324           $7.417
Number of accumulation units outstanding          38               18               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of       $8.302           $7.404           $6.569
 period
Accumulation unit value at end of period      $8.486           $8.302           $7.404
Number of accumulation units outstanding          12               36               22
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $8.258           $7.380           $6.553
 period
Accumulation unit value at end of period      $8.424           $8.258           $7.380
Number of accumulation units outstanding          10               16               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $8.214           $7.355           $6.536
 period
Accumulation unit value at end of period      $8.362           $8.214           $7.355
Number of accumulation units outstanding         102               57               27
 at end of period (in thousands)


                        APP I-17

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
ALLIANZ NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.619               --               --(a)
 period
Accumulation unit value at end of period      $8.712               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.615               --               --(a)
 period
Accumulation unit value at end of period      $8.700               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $11.806               --               --(a)
 period
Accumulation unit value at end of period      $9.663               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.607               --               --(a)
 period
Accumulation unit value at end of period      $8.673               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $10.601               --               --(a)
 period
Accumulation unit value at end of period      $8.654               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $10.599               --               --(a)
 period
Accumulation unit value at end of period      $8.646               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $10.594               --               --(a)
 period
Accumulation unit value at end of period      $8.631               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.590               --               --(a)
 period
Accumulation unit value at end of period      $8.616               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.455          $10.110               --
 period
Accumulation unit value at end of period     $11.191          $10.455               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.442          $10.108               --
 period
Accumulation unit value at end of period     $11.160          $10.442               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                                    APP I-18

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.424          $10.104               --
Accumulation unit value at end of period     $11.119          $10.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.411          $10.101               --
Accumulation unit value at end of period     $11.089          $10.411               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.389          $10.096               --
Accumulation unit value at end of period     $11.037          $10.389               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.380          $10.095               --
Accumulation unit value at end of period     $11.017          $10.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.363          $10.091               --
Accumulation unit value at end of period     $10.977          $10.363               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.345          $10.087               --
Accumulation unit value at end of period     $10.936          $10.345               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.515               --               --
Accumulation unit value at end of period      $8.843               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.372               --               --
Accumulation unit value at end of period      $9.718               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.322               --               --
Accumulation unit value at end of period      $9.647               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.362               --               --
Accumulation unit value at end of period      $8.641               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-19

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.287               --               --
Accumulation unit value at end of period      $8.542               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.367               --               --
Accumulation unit value at end of period     $10.675               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.198               --               --
Accumulation unit value at end of period      $8.425               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.180               --               --
Accumulation unit value at end of period     $10.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.523          $17.276               --
Accumulation unit value at end of period     $20.168          $19.523               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.296           $9.125               --
Accumulation unit value at end of period     $10.621          $10.296               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.241           $9.094               --
Accumulation unit value at end of period     $10.543          $10.241               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.515          $17.356               --
Accumulation unit value at end of period     $20.060          $19.515               --
Number of accumulation units outstanding
 at end of period (in thousands)                 916              787               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.403           $8.383               --
Accumulation unit value at end of period      $9.641           $9.403               --
Number of accumulation units outstanding
 at end of period (in thousands)                  70              126               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.350          $15.484               --
Accumulation unit value at end of period     $17.772          $17.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               55               --


                        APP I-20

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $9.302           $8.318               --
 period
Accumulation unit value at end of period      $9.509           $9.302               --
Number of accumulation units outstanding          21               16               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $14.802          $13.263          $12.294
 period
Accumulation unit value at end of period     $15.101          $14.802          $13.263
Number of accumulation units outstanding          44               31               29
 at end of period (in thousands)
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $18.808          $16.024               --
 period
Accumulation unit value at end of period     $18.590          $18.808               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $18.756          $16.004               --
 period
Accumulation unit value at end of period     $18.511          $18.756               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $18.688          $15.977               --
 period
Accumulation unit value at end of period     $18.407          $18.688               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $18.637          $15.958               --
 period
Accumulation unit value at end of period     $18.330          $18.637               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $18.553          $15.925               --
 period
Accumulation unit value at end of period     $18.201          $18.553               --
Number of accumulation units outstanding           4               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $18.519          $15.912               --
 period
Accumulation unit value at end of period     $18.149          $18.519               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $18.451          $15.886               --
 period
Accumulation unit value at end of period     $18.047          $18.451               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $18.384          $15.860               --
 period
Accumulation unit value at end of period     $17.946          $18.384               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)


                        APP I-21

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.784          $11.008               --
Accumulation unit value at end of period     $11.669          $11.784               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.769          $11.004               --
Accumulation unit value at end of period     $11.637          $11.769               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.749          $11.000               --
Accumulation unit value at end of period     $11.594          $11.749               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.734          $10.997               --
Accumulation unit value at end of period     $11.562          $11.734               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.710          $10.992               --
Accumulation unit value at end of period     $11.509          $11.710               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.700          $10.990               --
Accumulation unit value at end of period     $11.488          $11.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.680          $10.986               --
Accumulation unit value at end of period     $11.445          $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.660          $10.982               --
Accumulation unit value at end of period     $11.403          $11.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.001          $10.000               --
Accumulation unit value at end of period     $10.002          $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.988           $9.997               --
Accumulation unit value at end of period      $9.974           $9.988               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-22

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.971           $9.994               --
Accumulation unit value at end of period      $9.937           $9.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.959           $9.991               --
Accumulation unit value at end of period      $9.910           $9.959               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.938           $9.986               --
Accumulation unit value at end of period      $9.864           $9.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.929           $9.985               --
Accumulation unit value at end of period      $9.846           $9.929               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.912           $9.981               --
Accumulation unit value at end of period      $9.810           $9.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.896           $9.977               --
Accumulation unit value at end of period      $9.774           $9.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.194          $14.558               --
Accumulation unit value at end of period     $14.145          $15.194               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.038          $11.546               --
Accumulation unit value at end of period     $11.190          $12.038               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.241          $13.989               --
Accumulation unit value at end of period     $15.994          $17.241               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.070          $16.409               --
Accumulation unit value at end of period     $15.812          $17.070               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-23

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.977          $11.533               --
Accumulation unit value at end of period     $11.067          $11.977               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.679          $16.070               --
Accumulation unit value at end of period     $15.396          $16.679               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.947          $11.527               --
Accumulation unit value at end of period     $11.006          $11.947               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.242          $15.691               --
Accumulation unit value at end of period     $14.933          $16.242               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.971          $14.548               --
Accumulation unit value at end of period     $16.493          $17.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.562           $6.942               --
Accumulation unit value at end of period      $7.846           $8.562               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.696          $11.126               --
Accumulation unit value at end of period     $12.526          $13.696               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.561          $11.033               --
Accumulation unit value at end of period     $12.383          $13.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.823           $7.196               --
Accumulation unit value at end of period      $8.037           $8.823               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.249          $10.817               --
Accumulation unit value at end of period     $12.057          $13.249               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               12               --


                                    APP I-24

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.728           $7.140               --
Accumulation unit value at end of period      $7.926           $8.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.903          $10.576               --
Accumulation unit value at end of period     $11.694          $12.903               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10               --
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.748           $8.581               --
Accumulation unit value at end of period      $9.748           $9.748               --
Number of accumulation units outstanding
 at end of period (in thousands)                  75               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.453           $9.215               --
Accumulation unit value at end of period     $10.437          $10.453               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.397           $9.184               --
Accumulation unit value at end of period     $10.361          $10.397               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.574           $8.470           $7.555
Accumulation unit value at end of period      $9.526           $9.574           $8.470
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.488           $8.415           $7.514
Accumulation unit value at end of period      $9.417           $9.488           $8.415
Number of accumulation units outstanding
 at end of period (in thousands)                  60               47               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.058           $9.817           $8.769
Accumulation unit value at end of period     $10.964          $11.058           $9.817
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.386           $8.349               --
Accumulation unit value at end of period      $9.288           $9.386               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.858           $9.678               --
Accumulation unit value at end of period     $10.723          $10.858               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               24               --


                        APP I-25

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.183           $8.187               --
Accumulation unit value at end of period      $9.591           $9.183               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.109           $9.027               --
Accumulation unit value at end of period     $10.542          $10.109               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.055           $8.997           $8.063
Accumulation unit value at end of period     $10.465          $10.055           $8.997
Number of accumulation units outstanding
 at end of period (in thousands)                  59               48               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.019           $8.081               --
Accumulation unit value at end of period      $9.372           $9.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.938           $8.029               --
Accumulation unit value at end of period      $9.265           $8.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.881           $9.784           $8.786
Accumulation unit value at end of period     $11.268          $10.881           $9.784
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.841           $7.966           $7.160
Accumulation unit value at end of period      $9.138           $8.841           $7.966
Number of accumulation units outstanding
 at end of period (in thousands)                  38               38                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.684           $9.645           $8.676
Accumulation unit value at end of period     $11.020          $10.684           $9.645
Number of accumulation units outstanding
 at end of period (in thousands)                  48               37               46
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.422           $8.671               --
Accumulation unit value at end of period      $9.654           $9.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.394           $8.658               --
Accumulation unit value at end of period      $9.611           $9.394               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                                    APP I-26

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.839           $8.163               --
Accumulation unit value at end of period      $9.025           $8.839               --
Number of accumulation units outstanding
 at end of period (in thousands)                 251              232               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.139           $8.452           $7.834
Accumulation unit value at end of period      $9.318           $9.139           $8.452
Number of accumulation units outstanding
 at end of period (in thousands)                 312              229              194
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.189           $8.520           $7.905
Accumulation unit value at end of period      $9.345           $9.189           $8.520
Number of accumulation units outstanding
 at end of period (in thousands)                 145               96               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.205          $10.399           $9.652
Accumulation unit value at end of period     $11.384          $11.205          $10.399
Number of accumulation units outstanding
 at end of period (in thousands)                 173              179              153
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.098           $8.460           $7.860
Accumulation unit value at end of period      $9.225           $9.098           $8.460
Number of accumulation units outstanding
 at end of period (in thousands)                 216              183               84
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.002          $10.252           $9.531
Accumulation unit value at end of period     $11.133          $11.002          $10.252
Number of accumulation units outstanding
 at end of period (in thousands)                 461              444              410
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $49.800          $46.260               --
Accumulation unit value at end of period     $45.898          $49.800               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.996           $8.369               --
Accumulation unit value at end of period      $8.278           $8.996               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.251          $14.217               --
Accumulation unit value at end of period     $14.007          $15.251               --
Number of accumulation units outstanding
 at end of period (in thousands)                 115              128               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.110          $14.107          $12.737
Accumulation unit value at end of period     $13.857          $15.110          $14.107
Number of accumulation units outstanding
 at end of period (in thousands)                 235              172              105


                        APP I-27

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.006           $8.429           $7.618
Accumulation unit value at end of period      $8.238           $9.006           $8.429
Number of accumulation units outstanding
 at end of period (in thousands)                 164               91               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.787          $13.854          $12.526
Accumulation unit value at end of period     $13.513          $14.787          $13.854
Number of accumulation units outstanding
 at end of period (in thousands)                 126              127              124
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.909           $8.363           $7.568
Accumulation unit value at end of period      $8.125           $8.909           $8.363
Number of accumulation units outstanding
 at end of period (in thousands)                 204              208               73
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.427          $13.570          $12.289
Accumulation unit value at end of period     $13.131          $14.427          $13.570
Number of accumulation units outstanding
 at end of period (in thousands)                 197              158              158
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.268          $16.749               --
Accumulation unit value at end of period     $15.738          $18.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.312           $8.550               --
Accumulation unit value at end of period      $8.010           $9.312               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.314          $17.769          $16.199
Accumulation unit value at end of period     $16.580          $19.314          $17.769
Number of accumulation units outstanding
 at end of period (in thousands)                 134              103               58
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.041          $17.544          $16.003
Accumulation unit value at end of period     $16.321          $19.041          $17.544
Number of accumulation units outstanding
 at end of period (in thousands)                 114              100               52
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.458           $8.737           $7.978
Accumulation unit value at end of period      $8.087           $9.458           $8.737
Number of accumulation units outstanding
 at end of period (in thousands)                 136              100               48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.418          $17.029          $15.556
Accumulation unit value at end of period     $15.732          $18.418          $17.029
Number of accumulation units outstanding
 at end of period (in thousands)                 109              103              104


                        APP I-28

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.356           $8.669           $7.925
Accumulation unit value at end of period      $7.976           $9.356           $8.669
Number of accumulation units outstanding
 at end of period (in thousands)                 128               88               43
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.730          $16.460          $15.060
Accumulation unit value at end of period     $15.084          $17.730          $16.460
Number of accumulation units outstanding
 at end of period (in thousands)                 178              163              136
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.265           $8.149               --
Accumulation unit value at end of period      $9.059           $9.265               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.398           $8.278               --
Accumulation unit value at end of period      $9.175           $9.398               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.186           $8.108           $7.274
Accumulation unit value at end of period      $8.951           $9.186           $8.108
Number of accumulation units outstanding
 at end of period (in thousands)                  62               49               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.099           $8.043           $7.221
Accumulation unit value at end of period      $8.852           $9.099           $8.043
Number of accumulation units outstanding
 at end of period (in thousands)                 312              167              139
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.017           $7.991               --
Accumulation unit value at end of period      $8.751           $9.017               --
Number of accumulation units outstanding
 at end of period (in thousands)                 118               99               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.187           $9.923           $8.921
Accumulation unit value at end of period     $10.846          $11.187           $9.923
Number of accumulation units outstanding
 at end of period (in thousands)                  65               61               63
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.920           $7.928           $7.134
Accumulation unit value at end of period      $8.631           $8.920           $7.928
Number of accumulation units outstanding
 at end of period (in thousands)                 144              118               75
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.984           $9.783           $8.809
Accumulation unit value at end of period     $10.607          $10.984           $9.783
Number of accumulation units outstanding
 at end of period (in thousands)                 274              285              246


                                    APP I-29

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.132           $9.018               --
Accumulation unit value at end of period      $9.328          $10.132               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.897           $8.822               --
Accumulation unit value at end of period      $9.099           $9.897               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.845           $8.793           $7.839
Accumulation unit value at end of period      $9.032           $9.845           $8.793
Number of accumulation units outstanding
 at end of period (in thousands)                  77               61               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.991          $11.662          $10.550
Accumulation unit value at end of period     $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 374              375              204
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.861           $8.843           $7.896
Accumulation unit value at end of period      $9.011           $9.861           $8.843
Number of accumulation units outstanding
 at end of period (in thousands)                  29               15               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.485          $11.207          $10.011
Accumulation unit value at end of period     $11.397          $12.485          $11.207
Number of accumulation units outstanding
 at end of period (in thousands)                  56               50               49
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.755           $8.774           $7.844
Accumulation unit value at end of period      $8.887           $9.755           $8.774
Number of accumulation units outstanding
 at end of period (in thousands)                  63               57               37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.259          $11.048           $9.885
Accumulation unit value at end of period     $11.146          $12.259          $11.048
Number of accumulation units outstanding
 at end of period (in thousands)                 100               82               67
AMERICAN FUNDS THE BOND FUND OF
 AMERICASM FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.848          $10.143               --
Accumulation unit value at end of period     $11.515          $10.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.712          $10.031               --
Accumulation unit value at end of period     $11.354          $10.712               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-30

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.555           $9.904               --
Accumulation unit value at end of period     $11.166          $10.555               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.654          $10.012           $9.587
Accumulation unit value at end of period     $11.253          $10.654          $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                  94               66               56
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.558           $9.947               --
Accumulation unit value at end of period     $11.124          $10.558               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               47               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.126          $10.492          $10.061
Accumulation unit value at end of period     $11.711          $11.126          $10.492
Number of accumulation units outstanding
 at end of period (in thousands)                  44               62               50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.444           $9.869               --
Accumulation unit value at end of period     $10.972          $10.444               --
Number of accumulation units outstanding
 at end of period (in thousands)                  78               73               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.925          $10.344           $9.935
Accumulation unit value at end of period     $11.453          $10.925          $10.344
Number of accumulation units outstanding
 at end of period (in thousands)                 187              202              211
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $13.838          $12.360               --
Accumulation unit value at end of period     $13.126          $13.838               --
Number of accumulation units outstanding
 at end of period (in thousands)                 114               97               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.396           $8.405           $7.593
Accumulation unit value at end of period      $8.899           $9.396           $8.405
Number of accumulation units outstanding
 at end of period (in thousands)                  22               40               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.178          $11.812          $10.679
Accumulation unit value at end of period     $12.456          $13.178          $11.812
Number of accumulation units outstanding
 at end of period (in thousands)                 256              205              144
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.991          $11.662          $10.550
Accumulation unit value at end of period     $12.261          $12.991          $11.662
Number of accumulation units outstanding
 at end of period (in thousands)                 374              375              204


                                    APP I-31

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.056           $8.150           $7.381
Accumulation unit value at end of period      $8.526           $9.056           $8.150
Number of accumulation units outstanding
 at end of period (in thousands)                 345              207               83
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.566          $11.320          $10.255
Accumulation unit value at end of period     $11.818          $12.566          $11.320
Number of accumulation units outstanding
 at end of period (in thousands)                 283              324              316
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.959           $8.086           $7.332
Accumulation unit value at end of period      $8.409           $8.959           $8.086
Number of accumulation units outstanding
 at end of period (in thousands)                 344              329              226
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.097          $10.941           $9.929
Accumulation unit value at end of period     $11.332          $12.097          $10.941
Number of accumulation units outstanding
 at end of period (in thousands)                 495              492              482
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.435           $8.455               --
Accumulation unit value at end of period      $9.925           $9.435               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.142           $9.102               --
Accumulation unit value at end of period     $10.653          $10.142               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.442           $8.491               --
Accumulation unit value at end of period      $9.898           $9.442               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               44               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.267           $8.345           $7.496
Accumulation unit value at end of period      $9.699           $9.267           $8.345
Number of accumulation units outstanding
 at end of period (in thousands)                 245              105               96
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.183           $8.291           $7.455
Accumulation unit value at end of period      $9.588           $9.183           $8.291
Number of accumulation units outstanding
 at end of period (in thousands)                 169               62               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.107          $10.038           $9.030
Accumulation unit value at end of period     $11.586          $11.107          $10.038
Number of accumulation units outstanding
 at end of period (in thousands)                  50               57               54


                        APP I-32

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.084           $8.226           $7.406
Accumulation unit value at end of period      $9.457           $9.084           $8.226
Number of accumulation units outstanding
 at end of period (in thousands)                  88               75               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.906           $9.896           $8.917
Accumulation unit value at end of period     $11.330          $10.906           $9.896
Number of accumulation units outstanding
 at end of period (in thousands)                 175              156              162
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.931           $8.083               --
Accumulation unit value at end of period      $8.742           $8.931               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.601           $8.702               --
Accumulation unit value at end of period      $9.384           $9.601               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.928           $8.108           $7.284
Accumulation unit value at end of period      $8.709           $8.928           $8.108
Number of accumulation units outstanding
 at end of period (in thousands)                 111               94               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.771           $7.978           $7.171
Accumulation unit value at end of period      $8.543           $8.771           $7.978
Number of accumulation units outstanding
 at end of period (in thousands)                  79               69               41
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.692           $7.926               --
Accumulation unit value at end of period      $8.445           $8.692               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               52               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.371           $9.466           $8.521
Accumulation unit value at end of period     $10.066          $10.371           $9.466
Number of accumulation units outstanding
 at end of period (in thousands)                  62               81               93
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.599           $7.864           $7.085
Accumulation unit value at end of period      $8.329           $8.599           $7.864
Number of accumulation units outstanding
 at end of period (in thousands)                  92               68               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.183           $9.332               --
Accumulation unit value at end of period      $9.844          $10.183               --
Number of accumulation units outstanding
 at end of period (in thousands)                 156              143               --


                        APP I-33

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.753           $8.630               --
Accumulation unit value at end of period      $9.174           $9.753               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.230           $9.065               --
Accumulation unit value at end of period      $9.607          $10.230               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.741           $8.649               --
Accumulation unit value at end of period      $9.130           $9.741               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.579           $8.518               --
Accumulation unit value at end of period      $8.965           $9.579               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.493           $8.463               --
Accumulation unit value at end of period      $8.862           $9.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.895          $10.614           $9.618
Accumulation unit value at end of period     $11.093          $11.895          $10.614
Number of accumulation units outstanding
 at end of period (in thousands)                  --                7                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.391           $8.397               --
Accumulation unit value at end of period      $8.740           $9.391               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.680          $10.464               --
Accumulation unit value at end of period     $10.849          $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               19               --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.525           $7.547               --
Accumulation unit value at end of period      $9.094           $8.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.331           $8.273               --
Accumulation unit value at end of period      $9.939           $9.331               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                                    APP I-34

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.282           $8.245               --
Accumulation unit value at end of period      $9.867           $9.282               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.373           $7.449           $6.311
Accumulation unit value at end of period      $8.887           $8.373           $7.449
Number of accumulation units outstanding
 at end of period (in thousands)                  42               16                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.297           $7.401               --
Accumulation unit value at end of period      $8.785           $8.297               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               36               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.116           $9.032           $8.072
Accumulation unit value at end of period     $10.700          $10.116           $9.032
Number of accumulation units outstanding
 at end of period (in thousands)                  38               19               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.208           $7.343           $6.568
Accumulation unit value at end of period      $8.664           $8.208           $7.343
Number of accumulation units outstanding
 at end of period (in thousands)                  30               25               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.933           $8.904           $7.971
Accumulation unit value at end of period     $10.465           $9.933           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  85               96               93
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.590          $11.347               --
Accumulation unit value at end of period     $12.658          $12.590               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.574          $11.344               --
Accumulation unit value at end of period     $12.623          $12.574               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.553          $11.340               --
Accumulation unit value at end of period     $12.576          $12.553               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.537          $11.337               --
Accumulation unit value at end of period     $12.541          $12.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-35

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.511          $11.332               --
Accumulation unit value at end of period     $12.484          $12.511               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.500          $11.330               --
Accumulation unit value at end of period     $12.461          $12.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.479          $11.325               --
Accumulation unit value at end of period     $12.415          $12.479               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.458          $11.321               --
Accumulation unit value at end of period     $12.369          $12.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.787          $10.695               --
Accumulation unit value at end of period     $11.939          $11.787               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.772          $10.692               --
Accumulation unit value at end of period     $11.906          $11.772               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.752          $10.688               --
Accumulation unit value at end of period     $11.862          $11.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.737          $10.685               --
Accumulation unit value at end of period     $11.829          $11.737               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.712          $10.680               --
Accumulation unit value at end of period     $11.775          $11.712               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.702          $10.678               --
Accumulation unit value at end of period     $11.753          $11.702               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-36

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.683          $10.674               --
Accumulation unit value at end of period     $11.710          $11.683               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.663          $10.670               --
Accumulation unit value at end of period     $11.667          $11.663               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.470          $10.809               --
Accumulation unit value at end of period     $12.002          $11.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.456          $10.806               --
Accumulation unit value at end of period     $11.968          $11.456               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.436          $10.802               --
Accumulation unit value at end of period     $11.924          $11.436               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.422          $10.799               --
Accumulation unit value at end of period     $11.891          $11.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.398          $10.794               --
Accumulation unit value at end of period     $11.836          $11.398               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.388          $10.792               --
Accumulation unit value at end of period     $11.815          $11.388               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.369          $10.788               --
Accumulation unit value at end of period     $11.771          $11.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.350          $10.784               --
Accumulation unit value at end of period     $11.728          $11.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-37

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.012          $15.936               --
Accumulation unit value at end of period     $17.276          $19.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.961          $15.916               --
Accumulation unit value at end of period     $17.203          $18.961               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.892          $15.890               --
Accumulation unit value at end of period     $17.106          $18.892               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.840          $15.871               --
Accumulation unit value at end of period     $17.034          $18.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.754          $15.838               --
Accumulation unit value at end of period     $16.914          $18.754               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.720          $15.825          $14.008
Accumulation unit value at end of period     $16.866          $18.720          $15.825
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.652          $15.799               --
Accumulation unit value at end of period     $16.771          $18.652               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.584          $15.773          $13.985
Accumulation unit value at end of period     $16.677          $18.584          $15.773
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.885          $15.839               --
Accumulation unit value at end of period     $18.886          $17.885               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.836          $15.820               --
Accumulation unit value at end of period     $18.807          $17.836               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-38

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.771          $15.794               --
Accumulation unit value at end of period     $18.701          $17.771               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.723          $15.774          $14.262
Accumulation unit value at end of period     $18.622          $17.723          $15.774
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.642          $15.742               --
Accumulation unit value at end of period     $18.491          $17.642               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.610          $15.729          $14.241
Accumulation unit value at end of period     $18.439          $17.610          $15.729
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.546          $15.703          $14.229
Accumulation unit value at end of period     $18.335          $17.546          $15.703
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.482          $15.677          $14.218
Accumulation unit value at end of period     $18.232          $17.482          $15.677
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5               --
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.561          $10.524               --
Accumulation unit value at end of period     $11.132          $11.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.530           $9.600               --
Accumulation unit value at end of period     $10.124          $10.530               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.455           $9.551               --
Accumulation unit value at end of period     $10.032          $10.455               --
Number of accumulation units outstanding
 at end of period (in thousands)                 341              226               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.238          $11.197          $10.386
Accumulation unit value at end of period     $11.726          $12.238          $11.197
Number of accumulation units outstanding
 at end of period (in thousands)                 156              188               99


                        APP I-39

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.252          $10.320               --
Accumulation unit value at end of period     $10.754          $11.252               --
Number of accumulation units outstanding
 at end of period (in thousands)                  60               25               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.633          $12.517          $11.627
Accumulation unit value at end of period     $13.017          $13.633          $12.517
Number of accumulation units outstanding
 at end of period (in thousands)                  35               31               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.131          $10.240           $9.520
Accumulation unit value at end of period     $10.606          $11.131          $10.240
Number of accumulation units outstanding
 at end of period (in thousands)                  77               59                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.388          $12.340          $11.482
Accumulation unit value at end of period     $12.731          $13.388          $12.340
Number of accumulation units outstanding
 at end of period (in thousands)                  98               62               43
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.763          $10.623               --
Accumulation unit value at end of period     $10.067          $11.763               --
Number of accumulation units outstanding
 at end of period (in thousands)                  81               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.748          $10.620               --
Accumulation unit value at end of period     $10.039          $11.748               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.728          $10.616               --
Accumulation unit value at end of period     $10.002          $11.728               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.713          $10.614               --
Accumulation unit value at end of period      $9.974          $11.713               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.688          $10.609               --
Accumulation unit value at end of period      $9.928          $11.688               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.678          $10.607               --
Accumulation unit value at end of period      $9.910          $11.678               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-40

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.659          $10.603               --
Accumulation unit value at end of period      $9.873          $11.659               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.639          $10.599               --
Accumulation unit value at end of period      $9.837          $11.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.038           $7.987               --
Accumulation unit value at end of period      $9.979          $10.038               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.253           $8.967               --
Accumulation unit value at end of period     $11.169          $11.253               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.193           $8.937               --
Accumulation unit value at end of period     $11.088          $11.193               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.859           $7.884               --
Accumulation unit value at end of period      $9.751           $9.859               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               39               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.770           $7.832           $6.877
Accumulation unit value at end of period      $9.640           $9.770           $7.832
Number of accumulation units outstanding
 at end of period (in thousands)                  12               11                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.378           $9.933               --
Accumulation unit value at end of period     $12.200          $12.378               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.665           $7.771           $6.832
Accumulation unit value at end of period      $9.507           $9.665           $7.771
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.155           $9.793           $8.616
Accumulation unit value at end of period     $11.932          $12.155           $9.793
Number of accumulation units outstanding
 at end of period (in thousands)                  20               14               17


                        APP I-41

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $21.074          $17.476               --
Accumulation unit value at end of period     $19.901          $21.074               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.017          $17.454               --
Accumulation unit value at end of period     $19.817          $21.017               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.940          $17.425               --
Accumulation unit value at end of period     $19.705          $20.940               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.883          $17.404               --
Accumulation unit value at end of period     $19.622          $20.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.788          $17.368               --
Accumulation unit value at end of period     $19.484          $20.788               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.750          $17.354          $15.320
Accumulation unit value at end of period     $19.429          $20.750          $17.354
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.675          $17.325               --
Accumulation unit value at end of period     $19.320          $20.675               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.600          $17.297          $15.294
Accumulation unit value at end of period     $19.211          $20.600          $17.297
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.164           $8.334               --
Accumulation unit value at end of period     $10.073          $10.164               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.101           $8.295               --
Accumulation unit value at end of period      $9.996          $10.101               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-42

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.047           $8.267               --
Accumulation unit value at end of period      $9.923          $10.047               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.201           $8.407               --
Accumulation unit value at end of period     $10.060          $10.201               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.892           $8.172           $7.434
Accumulation unit value at end of period      $9.731           $9.892           $8.172
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.910           $9.849           $8.963
Accumulation unit value at end of period     $11.704          $11.910           $9.849
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.786           $8.109               --
Accumulation unit value at end of period      $9.597           $9.786               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.695           $9.710           $8.851
Accumulation unit value at end of period     $11.447          $11.695           $9.710
Number of accumulation units outstanding
 at end of period (in thousands)                  10                9                6
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.755          $11.072               --
Accumulation unit value at end of period     $12.413          $11.755               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.128          $10.498               --
Accumulation unit value at end of period     $11.734          $11.128               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.575          $10.941               --
Accumulation unit value at end of period     $12.181          $11.575               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.650          $11.028          $10.526
Accumulation unit value at end of period     $12.241          $11.650          $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                  42               14                9


                        APP I-43

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.441          $10.858               --
Accumulation unit value at end of period     $11.992          $11.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               26               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.926          $11.329               --
Accumulation unit value at end of period     $12.487          $11.926               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.318          $10.773               --
Accumulation unit value at end of period     $11.827          $11.318               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.711          $11.170               --
Accumulation unit value at end of period     $12.213          $11.711               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               37               --
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $16.875          $14.395               --
Accumulation unit value at end of period     $16.498          $16.875               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.379           $8.867               --
Accumulation unit value at end of period     $10.132          $10.379               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.452          $11.516               --
Accumulation unit value at end of period     $13.106          $13.452               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.536          $11.604          $10.409
Accumulation unit value at end of period     $13.167          $13.536          $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                  78               33               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.329           $8.878               --
Accumulation unit value at end of period     $10.023          $10.329               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.876          $11.078           $9.951
Accumulation unit value at end of period     $12.482          $12.876          $11.078
Number of accumulation units outstanding
 at end of period (in thousands)                  46               40               40


                        APP I-44

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.218           $8.808           $7.919
Accumulation unit value at end of period      $9.886          $10.218           $8.808
Number of accumulation units outstanding
 at end of period (in thousands)                  23               13                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.452           $9.892           $8.900
Accumulation unit value at end of period     $11.057          $11.452           $9.892
Number of accumulation units outstanding
 at end of period (in thousands)                  66               48               26
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.022          $10.354               --
Accumulation unit value at end of period     $11.312          $11.022               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.977          $10.328               --
Accumulation unit value at end of period     $11.250          $10.977               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.919          $10.294               --
Accumulation unit value at end of period     $11.167          $10.919               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.875          $10.268               --
Accumulation unit value at end of period     $11.106          $10.875               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.803          $10.225           $9.620
Accumulation unit value at end of period     $11.005          $10.803          $10.225
Number of accumulation units outstanding
 at end of period (in thousands)                  29               27               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.774          $10.208               --
Accumulation unit value at end of period     $10.964          $10.774               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.717          $10.174               --
Accumulation unit value at end of period     $10.884          $10.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.660          $10.140           $9.559
Accumulation unit value at end of period     $10.805          $10.660          $10.140
Number of accumulation units outstanding
 at end of period (in thousands)                  37               42               32


                        APP I-45

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.907          $17.175               --
Accumulation unit value at end of period     $19.671          $19.907               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.852          $17.154               --
Accumulation unit value at end of period     $19.588          $19.852               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.780          $17.125               --
Accumulation unit value at end of period     $19.477          $19.780               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.726          $17.104               --
Accumulation unit value at end of period     $19.395          $19.726               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.637          $17.069               --
Accumulation unit value at end of period     $19.259          $19.637               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.601          $17.055               --
Accumulation unit value at end of period     $19.204          $19.601               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.530          $17.027               --
Accumulation unit value at end of period     $19.096          $19.530               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.459          $16.999          $15.336
Accumulation unit value at end of period     $18.989          $19.459          $16.999
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.764               --               --
Accumulation unit value at end of period      $8.282               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.219               --               --
Accumulation unit value at end of period      $8.699               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-46

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.653               --               --
Accumulation unit value at end of period      $8.148               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.606               --               --
Accumulation unit value at end of period      $8.091               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.238               --               --
Accumulation unit value at end of period      $7.726               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.497               --               --
Accumulation unit value at end of period      $7.961               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.149               --               --
Accumulation unit value at end of period      $7.620               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.374               --               --
Accumulation unit value at end of period      $7.814               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $20.133          $17.215               --
Accumulation unit value at end of period     $17.644          $20.133               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.078          $17.194               --
Accumulation unit value at end of period     $17.570          $20.078               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.005          $17.165               --
Accumulation unit value at end of period     $17.471          $20.005               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.951          $17.144               --
Accumulation unit value at end of period     $17.397          $19.951               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-47

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.860          $17.109               --
Accumulation unit value at end of period     $17.275          $19.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.824          $17.095               --
Accumulation unit value at end of period     $17.226          $19.824               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.752          $17.067               --
Accumulation unit value at end of period     $17.129          $19.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.680          $17.039          $14.945
Accumulation unit value at end of period     $17.033          $19.680          $17.039
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.640           $8.071               --
Accumulation unit value at end of period      $9.469           $9.640               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.249          $10.692               --
Accumulation unit value at end of period     $11.994          $11.249               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.804           $7.397               --
Accumulation unit value at end of period      $8.618           $8.804               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.467           $7.966               --
Accumulation unit value at end of period      $9.253           $9.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.382           $7.914           $7.079
Accumulation unit value at end of period      $9.147           $9.382           $7.914
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.179           $9.440               --
Accumulation unit value at end of period     $10.888          $11.179               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8               --


                        APP I-48

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.281           $7.853               --
Accumulation unit value at end of period      $9.021           $9.281               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.977           $9.306               --
Accumulation unit value at end of period     $10.649          $10.977               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               16               --
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.924           $7.259               --
Accumulation unit value at end of period      $8.542           $8.924               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.041           $8.180               --
Accumulation unit value at end of period      $9.596          $10.041               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.812           $7.193               --
Accumulation unit value at end of period      $8.405           $8.812               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.764           $7.165               --
Accumulation unit value at end of period      $8.347           $8.764               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.685           $7.118               --
Accumulation unit value at end of period      $8.251           $8.685               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.654           $7.100               --
Accumulation unit value at end of period      $8.213           $8.654               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.592           $7.063           $6.228
Accumulation unit value at end of period      $8.138           $8.592           $7.063
Number of accumulation units outstanding
 at end of period (in thousands)                  23               19                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.530           $7.026           $6.200
Accumulation unit value at end of period      $8.063           $8.530           $7.026
Number of accumulation units outstanding
 at end of period (in thousands)                  22               34               29


                        APP I-49

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.377           $7.647               --
Accumulation unit value at end of period      $8.587           $9.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.943           $8.121               --
Accumulation unit value at end of period      $9.092           $9.943               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.258           $7.576               --
Accumulation unit value at end of period      $8.449           $9.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.207           $7.546               --
Accumulation unit value at end of period      $8.390           $9.207               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.930           $7.337               --
Accumulation unit value at end of period      $8.117           $8.930               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.091           $7.477               --
Accumulation unit value at end of period      $8.255           $9.091               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.833           $7.280               --
Accumulation unit value at end of period      $8.005           $8.833               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.959           $7.398           $6.470
Accumulation unit value at end of period      $8.103           $8.959           $7.398
Number of accumulation units outstanding
 at end of period (in thousands)                  18               14                9
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION
 FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.399          $10.754               --
Accumulation unit value at end of period     $11.796          $12.399               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.767          $11.090               --
Accumulation unit value at end of period     $12.128          $12.767               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                                    APP I-50

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.585          $10.084               --
Accumulation unit value at end of period     $10.983          $11.585               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.177          $10.615               --
Accumulation unit value at end of period     $11.527          $12.177               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.068          $10.546               --
Accumulation unit value at end of period     $11.395          $12.068               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.727          $13.758               --
Accumulation unit value at end of period     $14.836          $15.727               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.938          $10.464               --
Accumulation unit value at end of period     $11.239          $11.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.444          $13.564          $11.675
Accumulation unit value at end of period     $14.510          $15.444          $13.564
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2                1
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.208          $10.581               --
Accumulation unit value at end of period     $11.348          $12.208               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.238          $10.623               --
Accumulation unit value at end of period     $11.358          $12.238               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.053          $10.484               --
Accumulation unit value at end of period     $11.165          $12.053               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.988          $10.443               --
Accumulation unit value at end of period     $11.087          $11.988               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-51

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.679          $10.199               --
Accumulation unit value at end of period     $10.774          $11.679               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.836          $10.346               --
Accumulation unit value at end of period     $10.909          $11.836               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.553          $10.119           $8.689
Accumulation unit value at end of period     $10.627          $11.553          $10.119
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.665          $10.238           $8.798
Accumulation unit value at end of period     $10.708          $11.665          $10.238
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                3
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.672          $11.525               --
Accumulation unit value at end of period     $12.280          $12.672               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.656          $11.521               --
Accumulation unit value at end of period     $12.246          $12.656               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.635          $11.517               --
Accumulation unit value at end of period     $12.201          $12.635               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.619          $11.514               --
Accumulation unit value at end of period     $12.167          $12.619               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.592          $11.509               --
Accumulation unit value at end of period     $12.111          $12.592               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.581          $11.507               --
Accumulation unit value at end of period     $12.089          $12.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-52

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.560          $11.502               --
Accumulation unit value at end of period     $12.044          $12.560               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.539          $11.498               --
Accumulation unit value at end of period     $12.000          $12.539               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $22.734          $18.083               --
Accumulation unit value at end of period     $21.316          $22.734               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.672          $18.060               --
Accumulation unit value at end of period     $21.226          $22.672               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.589          $18.031               --
Accumulation unit value at end of period     $21.106          $22.589               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.528          $18.008               --
Accumulation unit value at end of period     $21.017          $22.528               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.425          $17.971          $16.435
Accumulation unit value at end of period     $20.869          $22.425          $17.971
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.384          $17.957               --
Accumulation unit value at end of period     $20.810          $22.384               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.303          $17.927               --
Accumulation unit value at end of period     $20.693          $22.303               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.222          $17.898               --
Accumulation unit value at end of period     $20.577          $22.222               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --


                        APP I-53

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
COLUMBIA(SM) ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $22.698          $18.071               --
Accumulation unit value at end of period     $21.584          $22.698               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.636          $18.049          $15.861
Accumulation unit value at end of period     $21.493          $22.636          $18.049
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.804           $7.397           $6.606
Accumulation unit value at end of period      $8.618           $8.804           $7.397
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.493          $17.997          $15.838
Accumulation unit value at end of period     $21.282          $22.493          $17.997
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.390          $17.960          $15.821
Accumulation unit value at end of period     $21.132          $22.390          $17.960
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.350          $17.945               --
Accumulation unit value at end of period     $21.073          $22.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.268          $17.915               --
Accumulation unit value at end of period     $20.954          $22.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.188          $17.886          $15.789
Accumulation unit value at end of period     $20.836          $22.188          $17.886
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1                1
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $36.451          $32.513               --
Accumulation unit value at end of period     $34.707          $36.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.196           $8.215               --
Accumulation unit value at end of period      $8.743           $9.196               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-54

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.285          $12.787               --
Accumulation unit value at end of period     $13.554          $14.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  87               86               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.099          $12.638          $11.193
Accumulation unit value at end of period     $13.357          $14.099          $12.638
Number of accumulation units outstanding
 at end of period (in thousands)                  65               45               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.374           $7.526           $6.672
Accumulation unit value at end of period      $7.914           $8.374           $7.526
Number of accumulation units outstanding
 at end of period (in thousands)                  46               60               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.673          $12.300               --
Accumulation unit value at end of period     $12.909          $13.673               --
Number of accumulation units outstanding
 at end of period (in thousands)                  66               73               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.284           $7.467               --
Accumulation unit value at end of period      $7.805           $8.284               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               49               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.202          $11.924          $10.593
Accumulation unit value at end of period     $12.414          $13.202          $11.924
Number of accumulation units outstanding
 at end of period (in thousands)                  93               82               90
DOMINI SOCIAL EQUITY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $36.315               --               --(a)
Accumulation unit value at end of period     $33.090               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.000               --               --(b)
Accumulation unit value at end of period      $9.153               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.165               --               --(a)
Accumulation unit value at end of period     $11.059               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.963               --               --(a)
Accumulation unit value at end of period     $10.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                                    APP I-55

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --(b)
Accumulation unit value at end of period      $9.118               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.723               --               --(a)
Accumulation unit value at end of period     $10.621               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.998               --               --(a)
Accumulation unit value at end of period     $10.856               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.455               --               --(a)
Accumulation unit value at end of period     $10.350               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.476          $10.827               --
Accumulation unit value at end of period     $12.329          $11.476               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.430          $10.799               --
Accumulation unit value at end of period     $12.261          $11.430               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.369          $10.763          $10.550
Accumulation unit value at end of period     $12.172          $11.369          $10.763
Number of accumulation units outstanding
 at end of period (in thousands)                 115               80               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.324          $10.737          $10.530
Accumulation unit value at end of period     $12.105          $11.324          $10.737
Number of accumulation units outstanding
 at end of period (in thousands)                  50               69                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.249          $10.692               --
Accumulation unit value at end of period     $11.994          $11.249               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.219          $10.674          $10.484
Accumulation unit value at end of period     $11.951          $11.219          $10.674
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4                1


                        APP I-56

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.159          $10.638          $10.457
Accumulation unit value at end of period     $11.863          $11.159          $10.638
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.099          $10.603          $10.431
Accumulation unit value at end of period     $11.776          $11.099          $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                  79               43               32
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $38.060          $30.200               --
Accumulation unit value at end of period     $37.222          $38.060               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.148           $8.859               --
Accumulation unit value at end of period     $10.886          $11.148               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.211          $10.520           $9.246
Accumulation unit value at end of period     $12.875          $13.211          $10.520
Number of accumulation units outstanding
 at end of period (in thousands)                  24                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.236          $10.556           $9.283
Accumulation unit value at end of period     $12.881          $13.236          $10.556
Number of accumulation units outstanding
 at end of period (in thousands)                  40               25               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.971           $8.771               --
Accumulation unit value at end of period     $10.650          $10.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.986          $10.392               --
Accumulation unit value at end of period     $12.593          $12.986               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.884           $8.727           $7.693
Accumulation unit value at end of period     $10.533          $10.884           $8.727
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.706          $10.209           $9.006
Accumulation unit value at end of period     $12.272          $12.706          $10.209
Number of accumulation units outstanding
 at end of period (in thousands)                  34               25               25


                                    APP I-57

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.550           $8.337               --
Accumulation unit value at end of period      $9.708           $9.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.512           $8.316               --
Accumulation unit value at end of period      $9.655           $9.512               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.461           $8.288           $7.407
Accumulation unit value at end of period      $9.584           $9.461           $8.288
Number of accumulation units outstanding
 at end of period (in thousands)                  81               42               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.424           $8.267           $7.393
Accumulation unit value at end of period      $9.532           $9.424           $8.267
Number of accumulation units outstanding
 at end of period (in thousands)                 147              129               40
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.361           $8.233               --
Accumulation unit value at end of period      $9.444           $9.361               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.336           $8.219               --
Accumulation unit value at end of period      $9.410           $9.336               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.286           $8.192           $7.342
Accumulation unit value at end of period      $9.341           $9.286           $8.192
Number of accumulation units outstanding
 at end of period (in thousands)                  26               19               19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.237           $8.164           $7.324
Accumulation unit value at end of period      $9.273           $9.237           $8.164
Number of accumulation units outstanding
 at end of period (in thousands)                  85               52               40
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $27.142          $21.534               --
Accumulation unit value at end of period     $27.365          $27.142               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.323           $8.996           $8.101
Accumulation unit value at end of period     $11.398          $11.323           $8.996
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --


                        APP I-58

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.347           $9.830           $8.859
Accumulation unit value at end of period     $12.404          $12.347           $9.830
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.365           $9.859           $8.891
Accumulation unit value at end of period     $12.404          $12.365           $9.859
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.143           $8.907               --
Accumulation unit value at end of period     $11.150          $11.143               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.131           $9.706               --
Accumulation unit value at end of period     $12.127          $12.131               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.054           $8.862           $8.010
Accumulation unit value at end of period     $11.028          $11.054           $8.862
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.869           $9.535               --
Accumulation unit value at end of period     $11.818          $11.869               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               18               --
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.341               --               --
Accumulation unit value at end of period     $16.438               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.294               --               --
Accumulation unit value at end of period     $16.369               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.231               --               --
Accumulation unit value at end of period     $16.277               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.183               --               --
Accumulation unit value at end of period     $16.208               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-59

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.105               --               --
Accumulation unit value at end of period     $16.094               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.074               --               --
Accumulation unit value at end of period     $16.048               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.012               --               --
Accumulation unit value at end of period     $15.958               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.950               --               --
Accumulation unit value at end of period     $15.868               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.176          $13.592               --
Accumulation unit value at end of period     $14.591          $15.176               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.134          $13.575               --
Accumulation unit value at end of period     $14.530          $15.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.079          $13.553               --
Accumulation unit value at end of period     $14.448          $15.079               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.038          $13.536               --
Accumulation unit value at end of period     $14.387          $15.038               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.970          $13.508               --
Accumulation unit value at end of period     $14.286          $14.970               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.943          $13.497               --
Accumulation unit value at end of period     $14.245          $14.943               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-60

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.888          $13.475               --
Accumulation unit value at end of period     $14.165          $14.888               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.834          $13.453          $12.327
Accumulation unit value at end of period     $14.086          $14.834          $13.453
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.149           $7.194               --
Accumulation unit value at end of period      $6.923           $8.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.732           $7.720               --
Accumulation unit value at end of period      $7.407           $8.732               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.685           $7.694               --
Accumulation unit value at end of period      $7.353           $8.685               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.956           $7.946               --
Accumulation unit value at end of period      $7.571           $8.956               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.932           $7.055               --
Accumulation unit value at end of period      $6.688           $7.932               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.901           $9.705               --
Accumulation unit value at end of period      $9.182          $10.901               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.846           $7.000               --
Accumulation unit value at end of period      $6.596           $7.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.704           $9.568               --
Accumulation unit value at end of period      $8.981          $10.704               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --


                        APP I-61

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.581          $14.305               --
Accumulation unit value at end of period     $15.785          $15.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.538          $14.287               --
Accumulation unit value at end of period     $15.719          $15.538               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.481          $14.264               --
Accumulation unit value at end of period     $15.630          $15.481               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.439          $14.246               --
Accumulation unit value at end of period     $15.564          $15.439               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.369          $14.217          $13.113
Accumulation unit value at end of period     $15.454          $15.369          $14.217
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.341          $14.205               --
Accumulation unit value at end of period     $15.411          $15.341               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.285          $14.182               --
Accumulation unit value at end of period     $15.324          $15.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.229          $14.158          $13.086
Accumulation unit value at end of period     $15.238          $15.229          $14.158
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.335          $10.726               --
Accumulation unit value at end of period     $12.898          $12.335               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.575          $10.951               --
Accumulation unit value at end of period     $13.129          $12.575               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-62

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.508          $10.915               --
Accumulation unit value at end of period     $13.033          $12.508               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.115          $10.587           $9.400
Accumulation unit value at end of period     $12.604          $12.115          $10.587
Number of accumulation units outstanding
 at end of period (in thousands)                  23               27               20
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.006          $10.519           $9.348
Accumulation unit value at end of period     $12.460          $12.006          $10.519
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.261          $11.629               --
Accumulation unit value at end of period     $13.748          $13.261               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.877          $10.437           $9.287
Accumulation unit value at end of period     $12.289          $11.877          $10.437
Number of accumulation units outstanding
 at end of period (in thousands)                  13               16                5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.022          $11.465          $10.211
Accumulation unit value at end of period     $13.446          $13.022          $11.465
Number of accumulation units outstanding
 at end of period (in thousands)                  44               28               22
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.438           $7.667               --
Accumulation unit value at end of period      $8.060           $8.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                 474              378               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.551           $7.782               --
Accumulation unit value at end of period      $8.156           $8.551               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.505           $7.756               --
Accumulation unit value at end of period      $8.096           $8.505               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.287           $7.568           $6.798
Accumulation unit value at end of period      $7.876           $8.287           $7.568
Number of accumulation units outstanding
 at end of period (in thousands)                 200              172               69


                        APP I-63

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $8.213           $7.519           $6.760
 period
Accumulation unit value at end of period      $7.786           $8.213           $7.519
Number of accumulation units outstanding          39               48               27
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $10.504           $9.627               --
 period
Accumulation unit value at end of period      $9.949          $10.504               --
Number of accumulation units outstanding          19               20               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $8.124           $7.460           $6.716
 period
Accumulation unit value at end of period      $7.679           $8.124           $7.460
Number of accumulation units outstanding          39               32               17
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.315           $9.491           $8.551
 period
Accumulation unit value at end of period      $9.731          $10.315           $9.491
Number of accumulation units outstanding          76               74               64
 at end of period (in thousands)
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $11.156          $10.038               --
 period
Accumulation unit value at end of period     $11.686          $11.156               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $11.848          $10.677               --
 period
Accumulation unit value at end of period     $12.393          $11.848               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $11.785          $10.642               --
 period
Accumulation unit value at end of period     $12.302          $11.785               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.957           $9.908           $9.533
 period
Accumulation unit value at end of period     $11.420          $10.957           $9.908
Number of accumulation units outstanding          11                6                3
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $10.858           $9.844               --
 period
Accumulation unit value at end of period     $11.289          $10.858               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $12.823          $11.637          $11.212
 period
Accumulation unit value at end of period     $13.318          $12.823          $11.637
Number of accumulation units outstanding           3                2                2
 at end of period (in thousands)


                        APP I-64

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $10.741           $9.767           $9.419
 period
Accumulation unit value at end of period     $11.134          $10.741           $9.767
Number of accumulation units outstanding           4                3                1
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $12.591          $11.472          $11.072
 period
Accumulation unit value at end of period     $13.026          $12.591          $11.472
Number of accumulation units outstanding           1                2                1
 at end of period (in thousands)
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of       $9.419           $8.371               --
 period
Accumulation unit value at end of period      $8.926           $9.419               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $16.158          $14.382               --
 period
Accumulation unit value at end of period     $15.288          $16.158               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $16.100          $14.358               --
 period
Accumulation unit value at end of period     $15.202          $16.100               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $9.263           $8.274               --
 period
Accumulation unit value at end of period      $8.734           $9.263               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $9.186           $8.226               --
 period
Accumulation unit value at end of period      $8.640           $9.186               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $11.289          $10.118               --
 period
Accumulation unit value at end of period     $10.607          $11.289               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $9.095           $8.168               --
 period
Accumulation unit value at end of period      $8.528           $9.095               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $11.085           $9.975               --
 period
Accumulation unit value at end of period     $10.373          $11.085               --
Number of accumulation units outstanding           1                1               --
 at end of period (in thousands)


                        APP I-65

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.675           $8.147               --
Accumulation unit value at end of period      $8.342           $9.675               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.756           $8.228               --
Accumulation unit value at end of period      $8.399           $9.756               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.907           $7.527               --
Accumulation unit value at end of period      $7.653           $8.907               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.502           $8.042               --
Accumulation unit value at end of period      $8.152           $9.502               --
Number of accumulation units outstanding
 at end of period (in thousands)                 158               37               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.417           $7.990           $7.365
Accumulation unit value at end of period      $8.059           $9.417           $7.990
Number of accumulation units outstanding
 at end of period (in thousands)                  36               59               36
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.843          $10.058           $9.275
Accumulation unit value at end of period     $10.125          $11.843          $10.058
Number of accumulation units outstanding
 at end of period (in thousands)                  38               38               31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.315           $7.927               --
Accumulation unit value at end of period      $7.948           $9.315               --
Number of accumulation units outstanding
 at end of period (in thousands)                  46               39               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.629           $9.916           $9.159
Accumulation unit value at end of period      $9.902          $11.629           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  96              109               97
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.422           $7.594               --
Accumulation unit value at end of period      $8.399           $9.422               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.112           $7.356               --
Accumulation unit value at end of period      $8.111           $9.112               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-66

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of       $9.302           $7.524               --
 period
Accumulation unit value at end of period      $8.264           $9.302               --
Number of accumulation units outstanding          25               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $9.252           $7.494           $6.605
 period
Accumulation unit value at end of period      $8.206           $9.252           $7.494
Number of accumulation units outstanding          53               66               23
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $8.880           $7.212               --
 period
Accumulation unit value at end of period      $7.857           $8.880               --
Number of accumulation units outstanding          47               39               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of       $9.134           $7.425               --
 period
Accumulation unit value at end of period      $8.074           $9.134               --
Number of accumulation units outstanding          46               45               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $8.784           $7.155               --
 period
Accumulation unit value at end of period      $7.749           $8.784               --
Number of accumulation units outstanding          17               12               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $9.002           $7.347           $6.495
 period
Accumulation unit value at end of period      $7.925           $9.002           $7.347
Number of accumulation units outstanding          30               23               34
 at end of period (in thousands)
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.185           $8.867               --
 period
Accumulation unit value at end of period     $10.249          $10.185               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.767           $9.387               --
 period
Accumulation unit value at end of period     $10.818          $10.767               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $10.709           $9.356               --
 period
Accumulation unit value at end of period     $10.739          $10.709               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.003           $8.752               --
 period
Accumulation unit value at end of period     $10.016          $10.003               --
Number of accumulation units outstanding          38               23               --
 at end of period (in thousands)


                        APP I-67

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $9.913           $8.695               --
 period
Accumulation unit value at end of period      $9.901           $9.913               --
Number of accumulation units outstanding          16               13               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $12.220          $10.729           $9.384
 period
Accumulation unit value at end of period     $12.193          $12.220          $10.729
Number of accumulation units outstanding          36               33               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $9.807           $8.627           $7.552
 period
Accumulation unit value at end of period      $9.765           $9.807           $8.627
Number of accumulation units outstanding          19               30               14
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $12.000          $10.578           $9.267
 period
Accumulation unit value at end of period     $11.925          $12.000          $10.578
Number of accumulation units outstanding          21                9               20
 at end of period (in thousands)
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $12.723          $11.245               --
 period
Accumulation unit value at end of period     $13.302          $12.723               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $12.406          $10.982               --
 period
Accumulation unit value at end of period     $12.952          $12.406               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $12.340          $10.946               --
 period
Accumulation unit value at end of period     $12.857          $12.340               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.502          $11.105               --
 period
Accumulation unit value at end of period     $13.005          $12.502               --
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $12.393          $11.036               --
 period
Accumulation unit value at end of period     $12.860          $12.393               --
Number of accumulation units outstanding          11                4               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $13.490          $12.025               --
 period
Accumulation unit value at end of period     $13.985          $13.490               --
Number of accumulation units outstanding           3                2               --
 at end of period (in thousands)


                                    APP I-68

                                              YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                            2011             2010             2009
--------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at             $12.263          $10.953               --
 beginning of period
Accumulation unit value at end of      $12.687          $12.263               --
 period
Number of accumulation units                 4               --               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at             $13.246          $11.855               --
 beginning of period
Accumulation unit value at end of      $13.677          $13.246               --
 period
Number of accumulation units                37               11               --
 outstanding at end of period (in
 thousands)
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.0%
Accumulation unit value at             $10.291           $9.114               --
 beginning of period
Accumulation unit value at end of      $10.582          $10.291               --
 period
Number of accumulation units                --               --               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.15%
Accumulation unit value at             $10.587           $9.391               --
 beginning of period
Accumulation unit value at end of      $10.870          $10.587               --
 period
Number of accumulation units                --               --               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.35%
Accumulation unit value at             $10.470           $9.305               --
 beginning of period
Accumulation unit value at end of      $10.728          $10.470               --
 period
Number of accumulation units                74               64               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.50%
Accumulation unit value at             $10.643           $9.473               --
 beginning of period
Accumulation unit value at end of      $10.889          $10.643               --
 period
Number of accumulation units               106               88               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.75%
Accumulation unit value at             $10.016           $8.938               --
 beginning of period
Accumulation unit value at end of      $10.222          $10.016               --
 period
Number of accumulation units               143              112               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 0.85%
Accumulation unit value at             $12.108          $10.815               --
 beginning of period
Accumulation unit value at end of      $12.345          $12.108               --
 period
Number of accumulation units                29               47               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.05%
Accumulation unit value at              $9.908           $8.868               --
 beginning of period
Accumulation unit value at end of      $10.082           $9.908               --
 period
Number of accumulation units                88               51               --
 outstanding at end of period (in
 thousands)
PROGRAM AND ADMINISTRATIVE CHARGE
 -- 1.25%
Accumulation unit value at             $11.889          $10.662               --
 beginning of period
Accumulation unit value at end of      $12.073          $11.889               --
 period
Number of accumulation units               184              209
 outstanding at end of period (in
 thousands)


                                    APP I-69

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $13.150          $10.354               --
Accumulation unit value at end of period     $12.669          $13.150               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.138           $8.783           $8.123
Accumulation unit value at end of period     $10.714          $11.138           $8.783
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.113          $11.941               --
Accumulation unit value at end of period     $14.508          $15.113               --
Number of accumulation units outstanding
 at end of period (in thousands)                  49               40               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.973          $11.849               --
Accumulation unit value at end of period     $14.353          $14.973               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.626           $7.636               --
Accumulation unit value at end of period      $9.204           $9.626               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.653          $11.636          $10.793
Accumulation unit value at end of period     $13.997          $14.653          $11.636
Number of accumulation units outstanding
 at end of period (in thousands)                  23               22               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.522           $7.577               --
Accumulation unit value at end of period      $9.078           $9.522               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.295          $11.397          $10.589
Accumulation unit value at end of period     $13.601          $14.295          $11.397
Number of accumulation units outstanding
 at end of period (in thousands)                  27               27               29
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.639          $11.401               --
Accumulation unit value at end of period     $12.974          $12.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.058          $10.893               --
Accumulation unit value at end of period     $12.360          $12.058               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-70

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.480          $11.297               --
Accumulation unit value at end of period     $12.767          $12.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.413          $11.253          $10.549
Accumulation unit value at end of period     $12.679          $12.413          $11.253
Number of accumulation units outstanding
 at end of period (in thousands)                  76               41               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.301          $11.180               --
Accumulation unit value at end of period     $12.534          $12.301               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.367          $12.161               --
Accumulation unit value at end of period     $13.606          $13.367               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.169          $11.093               --
Accumulation unit value at end of period     $12.362          $12.169               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               30               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.126          $11.988          $11.273
Accumulation unit value at end of period     $13.307          $13.126          $11.988
Number of accumulation units outstanding
 at end of period (in thousands)                  41               37               49
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.451          $10.410               --
Accumulation unit value at end of period     $11.370          $11.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.211          $10.208               --
Accumulation unit value at end of period     $11.115          $11.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.394          $10.395               --
Accumulation unit value at end of period     $11.273          $11.394               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.246          $10.276           $9.653
Accumulation unit value at end of period     $11.111          $11.246          $10.276
Number of accumulation units outstanding
 at end of period (in thousands)                  93               86               76


                                    APP I-71

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.283          $10.334               --
Accumulation unit value at end of period     $11.119          $11.283               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.534          $11.492               --
Accumulation unit value at end of period     $12.339          $12.534               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.025          $10.129           $9.537
Accumulation unit value at end of period     $10.832          $11.025          $10.129
Number of accumulation units outstanding
 at end of period (in thousands)                  20               16               12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.307          $11.329          $10.676
Accumulation unit value at end of period     $12.068          $12.307          $11.329
Number of accumulation units outstanding
 at end of period (in thousands)                  57               43               35
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.597           $9.270               --
Accumulation unit value at end of period     $10.263          $10.597               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.788           $9.452               --
Accumulation unit value at end of period     $10.433          $10.788               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.599           $9.305               --
Accumulation unit value at end of period     $10.229          $10.599               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.407           $9.150           $8.286
Accumulation unit value at end of period     $10.029          $10.407           $9.150
Number of accumulation units outstanding
 at end of period (in thousands)                  96              112               89
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.314           $9.091               --
Accumulation unit value at end of period      $9.915          $10.314               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.355          $10.901               --
Accumulation unit value at end of period     $11.865          $12.355               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               27               --


                        APP I-72

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.203           $9.020           $8.186
Accumulation unit value at end of period      $9.778          $10.203           $9.020
Number of accumulation units outstanding
 at end of period (in thousands)                  81               26               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.132          $10.747           $9.761
Accumulation unit value at end of period     $11.604          $12.132          $10.747
Number of accumulation units outstanding
 at end of period (in thousands)                  74               87               65
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.285          $10.079               --
Accumulation unit value at end of period     $11.117          $11.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.183          $10.002               --
Accumulation unit value at end of period     $11.000          $11.183               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.254          $10.086               --
Accumulation unit value at end of period     $11.048          $11.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.084           $9.949           $9.201
Accumulation unit value at end of period     $10.864          $11.084           $9.949
Number of accumulation units outstanding
 at end of period (in thousands)                  60               55               45
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.984           $9.884               --
Accumulation unit value at end of period     $10.740          $10.984               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.683          $11.424               --
Accumulation unit value at end of period     $12.388          $12.683               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.866           $9.807           $9.090
Accumulation unit value at end of period     $10.592          $10.866           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                 128              110               32
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.453          $11.262          $10.448
Accumulation unit value at end of period     $12.115          $12.453          $11.262
Number of accumulation units outstanding
 at end of period (in thousands)                 145              127              132


                        APP I-73

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.372          $11.232               --
Accumulation unit value at end of period     $13.057          $12.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.838          $10.763               --
Accumulation unit value at end of period     $12.474          $11.838               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.775          $10.727               --
Accumulation unit value at end of period     $12.383          $11.775               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.151          $11.086               --
Accumulation unit value at end of period     $12.759          $12.151               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.041          $11.014               --
Accumulation unit value at end of period     $12.613          $12.041               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.716          $11.643               --
Accumulation unit value at end of period     $13.306          $12.716               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.912          $10.928               --
Accumulation unit value at end of period     $12.440          $11.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.487          $11.479               --
Accumulation unit value at end of period     $13.014          $12.487               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8               --
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.436               --               --
Accumulation unit value at end of period     $11.129               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.421               --               --
Accumulation unit value at end of period     $11.098               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-74

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.402               --               --
Accumulation unit value at end of period     $11.057               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.387               --               --
Accumulation unit value at end of period     $11.027               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.363               --               --
Accumulation unit value at end of period     $10.976               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.354               --               --
Accumulation unit value at end of period     $10.956               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.334               --               --
Accumulation unit value at end of period     $10.915               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.315               --               --
Accumulation unit value at end of period     $10.875               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.667               --               --
Accumulation unit value at end of period     $11.607               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.652               --               --
Accumulation unit value at end of period     $11.575               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.632               --               --
Accumulation unit value at end of period     $11.532               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.618               --               --
Accumulation unit value at end of period     $11.500               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-75

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.593               --               --
Accumulation unit value at end of period     $11.447               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.583               --               --
Accumulation unit value at end of period     $11.426               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.564               --               --
Accumulation unit value at end of period     $11.384               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.544               --               --
Accumulation unit value at end of period     $11.342               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.171               --               --  (a)
Accumulation unit value at end of period      $9.521               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.168               --               --  (a)
Accumulation unit value at end of period      $9.508               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.163               --               --  (a)
Accumulation unit value at end of period      $9.491               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.160               --               --  (a)
Accumulation unit value at end of period      $9.478               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.154               --               --  (a)
Accumulation unit value at end of period      $9.457               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.152               --               --  (a)
Accumulation unit value at end of period      $9.449               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                                    APP I-76

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.148               --               --  (a)
Accumulation unit value at end of period      $9.432               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.143               --               --  (a)
Accumulation unit value at end of period      $9.415               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.181          $11.617               --
Accumulation unit value at end of period     $12.971          $12.181               --
Number of accumulation units outstanding
 at end of period (in thousands)                 108               85               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.314          $10.806               --
Accumulation unit value at end of period     $12.029          $11.314               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.253          $10.770               --
Accumulation unit value at end of period     $11.941          $11.253               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.963          $11.466               --
Accumulation unit value at end of period     $12.675          $11.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.856          $11.392          $11.195
Accumulation unit value at end of period     $12.530          $11.856          $11.392
Number of accumulation units outstanding
 at end of period (in thousands)                   9               13                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.299          $11.829               --
Accumulation unit value at end of period     $12.985          $12.299               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.915           $8.878               --
Accumulation unit value at end of period      $9.074           $9.915               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.076          $11.661          $11.483
Accumulation unit value at end of period     $12.699          $12.076          $11.661
Number of accumulation units outstanding
 at end of period (in thousands)                  30               30               26


                                    APP I-77

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.660           $9.828               --
Accumulation unit value at end of period     $11.187          $11.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.045          $11.058               --
Accumulation unit value at end of period     $11.539          $12.045               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.025          $11.054               --
Accumulation unit value at end of period     $11.497          $12.025               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.467           $9.714               --
Accumulation unit value at end of period     $10.947          $11.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.371           $9.658               --
Accumulation unit value at end of period     $10.829          $11.371               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.956          $11.864               --
Accumulation unit value at end of period     $13.276          $13.956               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.258           $9.590               --
Accumulation unit value at end of period     $10.689          $11.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.703          $11.697               --
Accumulation unit value at end of period     $12.984          $13.703               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $14.413          $12.709               --
Accumulation unit value at end of period     $14.736          $14.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                 117               83               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.244          $10.813               --
Accumulation unit value at end of period     $12.501          $12.244               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-78

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.518          $12.847               --
Accumulation unit value at end of period     $14.792          $14.518               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.989          $12.397               --
Accumulation unit value at end of period     $14.232          $13.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.563          $10.272               --
Accumulation unit value at end of period     $11.734          $11.563               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.700          $12.183          $10.858
Accumulation unit value at end of period     $13.889          $13.700          $12.183
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.438          $10.192               --
Accumulation unit value at end of period     $11.573          $11.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.156          $11.746          $10.486
Accumulation unit value at end of period     $13.284          $13.156          $11.746
Number of accumulation units outstanding
 at end of period (in thousands)                  19               15                9
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.480           $7.563               --
Accumulation unit value at end of period      $7.818           $8.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.945           $7.990               --
Accumulation unit value at end of period      $8.234           $8.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.372           $7.493               --
Accumulation unit value at end of period      $7.692           $8.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.327           $7.463               --
Accumulation unit value at end of period      $7.638           $8.327               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --


                        APP I-79

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.251           $7.414               --
Accumulation unit value at end of period      $7.550           $8.251               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.221           $7.395               --
Accumulation unit value at end of period      $7.515           $8.221               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.162           $7.356               --
Accumulation unit value at end of period      $7.446           $8.162               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.102           $7.317               --
Accumulation unit value at end of period      $7.377           $8.102               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                7               --
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $50.582               --               --  (a)
Accumulation unit value at end of period     $43.539               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.328               --               --  (a)
Accumulation unit value at end of period      $8.881               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.798               --               --  (a)
Accumulation unit value at end of period     $17.860               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.516               --               --  (a)
Accumulation unit value at end of period     $17.601               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.111               --               --  (a)
Accumulation unit value at end of period      $8.660               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.875               --               --  (a)
Accumulation unit value at end of period     $17.010               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --               --


                        APP I-80

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.992               --               --  (a)
Accumulation unit value at end of period      $8.541               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.166               --               --  (a)
Accumulation unit value at end of period     $16.360               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               --               --
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.625               --               --  (a)
Accumulation unit value at end of period      $9.623               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.621               --               --  (a)
Accumulation unit value at end of period      $9.610               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.617               --               --  (a)
Accumulation unit value at end of period      $9.593               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.613               --               --  (a)
Accumulation unit value at end of period      $9.580               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.607               --               --  (a)
Accumulation unit value at end of period      $9.559               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.605               --               --  (a)
Accumulation unit value at end of period      $9.550               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.600               --               --  (a)
Accumulation unit value at end of period      $9.533               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.596               --               --  (a)
Accumulation unit value at end of period      $9.516               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-81

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.365           $8.234               --
Accumulation unit value at end of period     $10.408          $10.365               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.617           $9.242               --
Accumulation unit value at end of period     $11.648          $11.617               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.555           $9.211               --
Accumulation unit value at end of period     $11.562          $11.555               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.180           $8.127               --
Accumulation unit value at end of period     $10.171          $10.180               --
Number of accumulation units outstanding
 at end of period (in thousands)                  91               43               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.089           $8.075               --
Accumulation unit value at end of period     $10.055          $10.089               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               44               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.827           $9.476           $8.450
Accumulation unit value at end of period     $11.776          $11.827           $9.476
Number of accumulation units outstanding
 at end of period (in thousands)                  21               19               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.980           $8.012               --
Accumulation unit value at end of period      $9.917           $9.980               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               23               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.613           $9.341           $8.344
Accumulation unit value at end of period     $11.517          $11.613           $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                  52               33               33
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $22.721          $18.759               --
Accumulation unit value at end of period     $21.752          $22.721               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.659          $18.736               --
Accumulation unit value at end of period     $21.660          $22.659               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-82

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.576          $18.706               --
Accumulation unit value at end of period     $21.538          $22.576               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.515          $18.682               --
Accumulation unit value at end of period     $21.447          $22.515               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.413          $18.644               --
Accumulation unit value at end of period     $21.296          $22.413               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.372          $18.629          $16.071
Accumulation unit value at end of period     $21.236          $22.372          $18.629
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.290          $18.598          $16.057
Accumulation unit value at end of period     $21.117          $22.290          $18.598
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.209          $18.568          $16.044
Accumulation unit value at end of period     $20.998          $22.209          $18.568
Number of accumulation units outstanding
 at end of period (in thousands)                   9                8                3
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.178           $8.019               --
Accumulation unit value at end of period      $9.325           $9.178               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.489           $8.304               --
Accumulation unit value at end of period      $9.627           $9.489               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.850           $7.760               --
Accumulation unit value at end of period      $8.961           $8.850               --
Number of accumulation units outstanding
 at end of period (in thousands)                  46               52               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.347           $8.208               --
Accumulation unit value at end of period      $9.450           $9.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               45               --


                        APP I-83

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.945           $7.875               --
Accumulation unit value at end of period      $9.021           $8.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  39               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.359           $9.128               --
Accumulation unit value at end of period     $10.435          $10.359               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               49               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.854           $7.818               --
Accumulation unit value at end of period      $8.902           $8.854               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.171           $8.999               --
Accumulation unit value at end of period     $10.206          $10.171               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               15               --
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.581          $11.026               --
Accumulation unit value at end of period     $11.154          $12.581               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.565          $11.023               --
Accumulation unit value at end of period     $11.124          $12.565               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.544          $11.019               --
Accumulation unit value at end of period     $11.083          $12.544               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.528          $11.016               --
Accumulation unit value at end of period     $11.052          $12.528               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.502          $11.011               --
Accumulation unit value at end of period     $11.001          $12.502               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.491          $11.008               --
Accumulation unit value at end of period     $10.981          $12.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-84

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.470          $11.004               --
Accumulation unit value at end of period     $10.940          $12.470               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.449          $11.000               --
Accumulation unit value at end of period     $10.900          $12.449               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1               --
INVESCO GLOBAL CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.389               --               --  (a)
Accumulation unit value at end of period      $8.517               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.388               --               --
Accumulation unit value at end of period      $8.507               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.387               --               --
Accumulation unit value at end of period      $8.495               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.387               --               --
Accumulation unit value at end of period      $8.486               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.386               --               --
Accumulation unit value at end of period      $8.471               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.385               --               --
Accumulation unit value at end of period      $8.465               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.384               --               --
Accumulation unit value at end of period      $8.453               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.384               --               --
Accumulation unit value at end of period      $8.441               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-85

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.277           $8.253               --
Accumulation unit value at end of period      $8.624           $9.277               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.487           $8.453           $7.564
Accumulation unit value at end of period      $8.806           $9.487           $8.453
Number of accumulation units outstanding
 at end of period (in thousands)                  23               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.437           $8.424               --
Accumulation unit value at end of period      $8.742           $9.437               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.112           $8.146               --
Accumulation unit value at end of period      $8.428           $9.112               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.030           $8.093               --
Accumulation unit value at end of period      $8.331           $9.030               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.891          $11.566               --
Accumulation unit value at end of period     $11.882          $12.891               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.932           $8.030               --
Accumulation unit value at end of period      $8.217           $8.932               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.659          $11.403          $10.250
Accumulation unit value at end of period     $11.621          $12.659          $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               10
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $14.458          $11.775               --
Accumulation unit value at end of period     $15.554          $14.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.332           $7.612               --
Accumulation unit value at end of period     $10.025           $9.332               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-86

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $24.845          $20.304               --
Accumulation unit value at end of period     $26.634          $24.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.554          $20.096          $15.757
Accumulation unit value at end of period     $26.283          $24.554          $20.096
Number of accumulation units outstanding
 at end of period (in thousands)                  25               18               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.464           $6.945               --
Accumulation unit value at end of period      $9.038           $8.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $23.889          $19.620          $15.406
Accumulation unit value at end of period     $25.481          $23.889          $19.620
Number of accumulation units outstanding
 at end of period (in thousands)                  22               22               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.373           $6.891           $5.415
Accumulation unit value at end of period      $8.914           $8.373           $6.891
Number of accumulation units outstanding
 at end of period (in thousands)                  28               19                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.150          $19.090          $15.014
Accumulation unit value at end of period     $24.595          $23.150          $19.090
Number of accumulation units outstanding
 at end of period (in thousands)                  30               20               19
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.265               --               --
Accumulation unit value at end of period     $10.223               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.036               --               --
Accumulation unit value at end of period     $10.974               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.977               --               --
Accumulation unit value at end of period     $10.894               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.082               --               --
Accumulation unit value at end of period      $9.990               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --


                        APP I-87

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.991               --               --
Accumulation unit value at end of period      $9.876               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.085               --               --
Accumulation unit value at end of period     $11.933               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.883               --               --
Accumulation unit value at end of period      $9.740               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.866               --               --
Accumulation unit value at end of period     $11.671               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               --               --
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $21.545          $17.061               --
Accumulation unit value at end of period     $21.271          $21.545               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.486          $17.040               --
Accumulation unit value at end of period     $21.181          $21.486               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $21.408          $17.012               --
Accumulation unit value at end of period     $21.062          $21.408               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.350          $16.991               --
Accumulation unit value at end of period     $20.973          $21.350               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.253          $16.956               --
Accumulation unit value at end of period     $20.826          $21.253               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.214          $16.942               --
Accumulation unit value at end of period     $20.767          $21.214               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-88

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.137          $16.914               --
Accumulation unit value at end of period     $20.650          $21.137               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.060          $16.887          $15.316
Accumulation unit value at end of period     $20.534          $21.060          $16.887
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
INVESCO VAN KAMPEN AMERICAN FRANCHISE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.356               --               --  (a)
Accumulation unit value at end of period      $8.918               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.355               --               --  (a)
Accumulation unit value at end of period      $8.908               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.354               --               --  (a)
Accumulation unit value at end of period      $8.896               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.353               --               --  (a)
Accumulation unit value at end of period      $8.886               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.352               --               --  (a)
Accumulation unit value at end of period      $8.870               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.352               --               --  (a)
Accumulation unit value at end of period      $8.864               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.351               --               --  (a)
Accumulation unit value at end of period      $8.851               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.350               --               --  (a)
Accumulation unit value at end of period      $8.838               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-89

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $22.395          $18.378               --
Accumulation unit value at end of period     $22.529          $22.395               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.334          $18.355               --
Accumulation unit value at end of period     $22.434          $22.334               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.270          $17.993               --
Accumulation unit value at end of period     $21.331          $23.270               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.192          $18.302               --
Accumulation unit value at end of period     $22.214          $22.192               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.091          $18.265               --
Accumulation unit value at end of period     $22.058          $22.091               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.051          $18.250               --
Accumulation unit value at end of period     $21.995          $22.051               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.971          $18.220               --
Accumulation unit value at end of period     $21.872          $21.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.891          $18.190               --
Accumulation unit value at end of period     $21.749          $21.891               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $13.297          $11.502               --
Accumulation unit value at end of period     $13.035          $13.297               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.147           $8.790               --
Accumulation unit value at end of period      $9.932          $10.147               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-90

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.908          $11.205               --
Accumulation unit value at end of period     $12.609          $12.908               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.728          $11.065           $9.805
Accumulation unit value at end of period     $12.414          $12.728          $11.065
Number of accumulation units outstanding
 at end of period (in thousands)                  17               50               44
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.469           $7.382               --
Accumulation unit value at end of period      $8.241           $8.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.317          $10.745               --
Accumulation unit value at end of period     $11.972          $12.317               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.378           $7.324           $6.504
Accumulation unit value at end of period      $8.127           $8.378           $7.324
Number of accumulation units outstanding
 at end of period (in thousands)                  33                9                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.863          $10.391           $9.236
Accumulation unit value at end of period     $11.485          $11.863          $10.391
Number of accumulation units outstanding
 at end of period (in thousands)                  40               53               44
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $16.441          $14.628               --
Accumulation unit value at end of period     $16.238          $16.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.818           $9.640               --
Accumulation unit value at end of period     $10.669          $10.818               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.938          $14.230               --
Accumulation unit value at end of period     $15.687          $15.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                 152              190               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.727          $14.063          $12.753
Accumulation unit value at end of period     $15.456          $15.727          $14.063
Number of accumulation units outstanding
 at end of period (in thousands)                 323              289              205


                        APP I-91

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.817           $8.801               --
Accumulation unit value at end of period      $9.624           $9.817               --
Number of accumulation units outstanding
 at end of period (in thousands)                  28                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.386          $13.806               --
Accumulation unit value at end of period     $15.068          $15.386               --
Number of accumulation units outstanding
 at end of period (in thousands)                 223              239               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.712           $8.732           $7.937
Accumulation unit value at end of period      $9.492           $9.712           $8.732
Number of accumulation units outstanding
 at end of period (in thousands)                  28               29               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.714          $13.256               --
Accumulation unit value at end of period     $14.352          $14.714               --
Number of accumulation units outstanding
 at end of period (in thousands)                  99              106               --
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.919           $7.917               --
Accumulation unit value at end of period      $8.732           $8.919               --
Number of accumulation units outstanding
 at end of period (in thousands)                 120              129               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.953           $8.849               --
Accumulation unit value at end of period      $9.731           $9.953               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.900           $8.819               --
Accumulation unit value at end of period      $9.659           $9.900               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.759           $7.814               --
Accumulation unit value at end of period      $8.533           $8.759               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               24               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.680           $7.764               --
Accumulation unit value at end of period      $8.436           $8.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.660           $9.544               --
Accumulation unit value at end of period     $10.349          $10.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               36               --


                        APP I-92

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.587           $7.703               --
Accumulation unit value at end of period      $8.320           $8.587               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.467           $9.409               --
Accumulation unit value at end of period     $10.121          $10.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               37               --
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.463           $9.002               --
Accumulation unit value at end of period     $10.420          $11.463               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.008           $8.657               --
Accumulation unit value at end of period      $9.991          $11.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.949           $8.628               --
Accumulation unit value at end of period      $9.918          $10.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.264           $8.890               --
Accumulation unit value at end of period     $10.187          $11.264               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.165           $8.834               --
Accumulation unit value at end of period     $10.073          $11.165               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.496          $10.688               --
Accumulation unit value at end of period     $12.163          $13.496               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               22               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.049           $8.768               --
Accumulation unit value at end of period      $9.938          $11.049               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.252          $10.537           $9.340
Accumulation unit value at end of period     $11.896          $13.252          $10.537
Number of accumulation units outstanding
 at end of period (in thousands)                  14               11               17


                        APP I-93

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.309           $8.320               --
Accumulation unit value at end of period      $9.961          $10.309               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.313           $8.336               --
Accumulation unit value at end of period      $9.950          $10.313               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.377           $8.404               --
Accumulation unit value at end of period      $9.991          $10.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.125           $8.212               --
Accumulation unit value at end of period      $9.734          $10.125               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.034           $8.159               --
Accumulation unit value at end of period      $9.622          $10.034               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.697           $9.521               --
Accumulation unit value at end of period     $11.207          $11.697               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.926           $8.095               --
Accumulation unit value at end of period      $9.490           $9.926               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.486           $9.386           $8.570
Accumulation unit value at end of period     $10.960          $11.486           $9.386
Number of accumulation units outstanding
 at end of period (in thousands)                  25               29               29
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $23.334          $18.015               --
Accumulation unit value at end of period     $21.421          $23.334               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.270          $17.993               --
Accumulation unit value at end of period     $21.331          $23.270               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-94

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.186          $17.963               --
Accumulation unit value at end of period     $21.211          $23.186               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.122          $17.941          $16.512
Accumulation unit value at end of period     $21.121          $23.122          $17.941
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $23.017          $17.904               --
Accumulation unit value at end of period     $20.973          $23.017               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.975          $17.889               --
Accumulation unit value at end of period     $20.914          $22.975               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.892          $17.860               --
Accumulation unit value at end of period     $20.796          $22.892               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $22.809          $17.831          $16.461
Accumulation unit value at end of period     $20.679          $22.809          $17.831
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2                1
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $13.648          $12.434               --
Accumulation unit value at end of period     $12.601          $13.648               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.611          $12.419               --
Accumulation unit value at end of period     $12.548          $13.611               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.561          $12.398          $11.592
Accumulation unit value at end of period     $12.477          $13.561          $12.398
Number of accumulation units outstanding
 at end of period (in thousands)                  17               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.524          $12.383          $11.584
Accumulation unit value at end of period     $12.425          $13.524          $12.383
Number of accumulation units outstanding
 at end of period (in thousands)                  16               --               --


                        APP I-95

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.463          $12.358               --
Accumulation unit value at end of period     $12.337          $13.463               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               34               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.438          $12.347               --
Accumulation unit value at end of period     $12.302          $13.438               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.389          $12.327          $11.558
Accumulation unit value at end of period     $12.233          $13.389          $12.327
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.341          $12.307          $11.549
Accumulation unit value at end of period     $12.164          $13.341          $12.307
Number of accumulation units outstanding
 at end of period (in thousands)                  20                7               --
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.549           $8.148               --
Accumulation unit value at end of period      $7.506           $9.549               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $7.733           $6.609               --
Accumulation unit value at end of period      $6.070           $7.733               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $7.836           $6.710               --
Accumulation unit value at end of period      $6.138           $7.836               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.378           $8.042           $7.109
Accumulation unit value at end of period      $7.335           $9.378           $8.042
Number of accumulation units outstanding
 at end of period (in thousands)                  67               54               39
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.293           $7.990               --
Accumulation unit value at end of period      $7.251           $9.293               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.114          $11.286           $9.991
Accumulation unit value at end of period     $10.222          $13.114          $11.286
Number of accumulation units outstanding
 at end of period (in thousands)                  20               19               12


                        APP I-96

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.193           $7.927               --
Accumulation unit value at end of period      $7.151           $9.193               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.878          $11.126           $9.866
Accumulation unit value at end of period      $9.997          $12.878          $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                  60               41               39
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.616           $9.302               --
Accumulation unit value at end of period     $10.834          $10.616               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.592           $8.417               --
Accumulation unit value at end of period      $9.774           $9.592               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.541           $8.389           $7.651
Accumulation unit value at end of period      $9.702           $9.541           $8.389
Number of accumulation units outstanding
 at end of period (in thousands)                  39               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.426           $9.182               --
Accumulation unit value at end of period     $10.587          $10.426               --
Number of accumulation units outstanding
 at end of period (in thousands)                  40               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.332           $9.122               --
Accumulation unit value at end of period     $10.466          $10.332               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.982          $10.589           $9.676
Accumulation unit value at end of period     $12.124          $11.982          $10.589
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.221           $9.051               --
Accumulation unit value at end of period     $10.322          $10.221               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.766          $10.439               --
Accumulation unit value at end of period     $11.858          $11.766               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --


                        APP I-97

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.640          $11.727               --
 period
Accumulation unit value at end of period     $10.632          $10.640               --
Number of accumulation units outstanding           2                1               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $11.667          $10.531               --
 period
Accumulation unit value at end of period     $11.169          $11.667               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $12.847          $11.619               --
 period
Accumulation unit value at end of period     $12.274          $12.847               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.777          $11.573          $10.357
 period
Accumulation unit value at end of period     $12.189          $12.777          $11.573
Number of accumulation units outstanding           6                1                1
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $12.142          $11.026           $9.878
 period
Accumulation unit value at end of period     $11.555          $12.142          $11.026
Number of accumulation units outstanding           3                5               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $12.615          $11.467               --
 period
Accumulation unit value at end of period     $11.992          $12.615               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $12.012          $10.940               --
 period
Accumulation unit value at end of period     $11.396          $12.012               --
Number of accumulation units outstanding           1                1               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $12.432          $11.346               --
 period
Accumulation unit value at end of period     $11.772          $12.432               --
Number of accumulation units outstanding          11                7               --
 at end of period (in thousands)
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $12.469          $11.598               --
 period
Accumulation unit value at end of period     $12.602          $12.469               --
Number of accumulation units outstanding          33               29               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $12.442          $11.590               --
 period
Accumulation unit value at end of period     $12.555          $12.442               --
Number of accumulation units outstanding          56               --               --
 at end of period (in thousands)


                        APP I-98

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.405          $11.579               --
Accumulation unit value at end of period     $12.493          $12.405               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.377          $11.570               --
Accumulation unit value at end of period     $12.446          $12.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.331          $11.556               --
Accumulation unit value at end of period     $12.369          $12.331               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $25.090          $11.550               --
Accumulation unit value at end of period     $12.338          $25.090               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.239          $11.539               --
Accumulation unit value at end of period     $12.277          $12.239               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $50.540          $11.528               --
Accumulation unit value at end of period     $12.216          $50.540               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7              158               --
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $16.064          $12.805               --
Accumulation unit value at end of period     $15.726          $16.064               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.029          $12.795               --
Accumulation unit value at end of period     $15.667          $16.029               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.981          $12.783               --
Accumulation unit value at end of period     $15.590          $15.981               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.945          $12.773               --
Accumulation unit value at end of period     $15.531          $15.945               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               19               --


                        APP I-99

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.886          $12.758               --
Accumulation unit value at end of period     $15.435          $15.886               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.862          $12.751               --
Accumulation unit value at end of period     $15.397          $15.862               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.815          $12.739          $11.307
Accumulation unit value at end of period     $15.320          $15.815          $12.739
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.768          $12.726               --
Accumulation unit value at end of period     $15.244          $15.768               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.700          $16.759               --
Accumulation unit value at end of period     $16.404          $17.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.290           $7.861               --
Accumulation unit value at end of period      $7.672           $8.290               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.455           $9.934               --
Accumulation unit value at end of period      $9.656          $10.455               --
Number of accumulation units outstanding
 at end of period (in thousands)                  44               40               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.513          $14.762               --
Accumulation unit value at end of period     $14.306          $15.513               --
Number of accumulation units outstanding
 at end of period (in thousands)                 235              192               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.195           $9.725               --
Accumulation unit value at end of period      $9.378          $10.195               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               58               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.993          $14.317          $13.382
Accumulation unit value at end of period     $13.777          $14.993          $14.317
Number of accumulation units outstanding
 at end of period (in thousands)                  60               55               58


                        APP I-100

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.085           $9.650               --
Accumulation unit value at end of period      $9.249          $10.085               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.842          $15.188               --
Accumulation unit value at end of period     $14.499          $15.842               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30               --
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.124          $12.712               --
Accumulation unit value at end of period     $10.145          $15.124               --
Number of accumulation units outstanding
 at end of period (in thousands)                 137              158               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.090          $12.703               --
Accumulation unit value at end of period     $10.107          $15.090               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.045          $12.690               --
Accumulation unit value at end of period     $10.057          $15.045               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.012          $12.681               --
Accumulation unit value at end of period     $10.019          $15.012               --
Number of accumulation units outstanding
 at end of period (in thousands)                 211              191               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.956          $12.665               --
Accumulation unit value at end of period      $9.957          $14.956               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.934          $12.659               --
Accumulation unit value at end of period      $9.932          $14.934               --
Number of accumulation units outstanding
 at end of period (in thousands)                 113              103               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.889          $12.647               --
Accumulation unit value at end of period      $9.883          $14.889               --
Number of accumulation units outstanding
 at end of period (in thousands)                  27                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.845          $12.634          $11.461
Accumulation unit value at end of period      $9.834          $14.845          $12.634
Number of accumulation units outstanding
 at end of period (in thousands)                  50               56               46


                        APP I-101

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.660          $10.890               --
Accumulation unit value at end of period     $12.497          $11.660               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               69               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.628          $10.877               --
Accumulation unit value at end of period     $12.444          $11.628               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.585          $10.859               --
Accumulation unit value at end of period     $12.374          $11.585               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.554          $10.845               --
Accumulation unit value at end of period     $12.321          $11.554               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.501          $10.823               --
Accumulation unit value at end of period     $12.235          $11.501               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.480          $10.814               --
Accumulation unit value at end of period     $12.200          $11.480               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.438          $10.796          $10.484
Accumulation unit value at end of period     $12.132          $11.438          $10.796
Number of accumulation units outstanding
 at end of period (in thousands)                   1                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.397          $10.779          $10.476
Accumulation unit value at end of period     $12.063          $11.397          $10.779
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3                1
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.001          $10.000               --
Accumulation unit value at end of period     $10.002          $10.001               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.988           $9.997               --
Accumulation unit value at end of period      $9.975           $9.988               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-102

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.971           $9.994               --
Accumulation unit value at end of period      $9.938           $9.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.959           $9.991               --
Accumulation unit value at end of period      $9.910           $9.959               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               39               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.938           $9.986               --
Accumulation unit value at end of period      $9.865           $9.938               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34              115               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.929           $9.985               --
Accumulation unit value at end of period      $9.846           $9.929               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.913           $9.981               --
Accumulation unit value at end of period      $9.810           $9.913               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.896           $9.977               --
Accumulation unit value at end of period      $9.774           $9.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                  68               21               --
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $20.578          $16.332               --
Accumulation unit value at end of period     $21.115          $20.578               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.522          $16.312               --
Accumulation unit value at end of period     $21.026          $20.522               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.447          $16.285               --
Accumulation unit value at end of period     $20.908          $20.447               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.392          $16.265          $15.148
Accumulation unit value at end of period     $20.819          $20.392          $16.265
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5                1


                        APP I-103

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $20.299          $16.232               --
 period
Accumulation unit value at end of period     $20.673          $20.299               --
Number of accumulation units outstanding           4                4               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $20.262          $16.218               --
 period
Accumulation unit value at end of period     $20.615          $20.262               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $20.188          $16.192          $15.114
 period
Accumulation unit value at end of period     $20.499          $20.188          $16.192
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $20.115          $16.165          $15.101
 period
Accumulation unit value at end of period     $20.383          $20.115          $16.165
Number of accumulation units outstanding           2                1                1
 at end of period (in thousands)
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $24.177          $18.074               --
 period
Accumulation unit value at end of period     $23.324          $24.177               --
Number of accumulation units outstanding          23               31               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $24.112          $18.051          $16.029
 period
Accumulation unit value at end of period     $23.225          $24.112          $18.051
Number of accumulation units outstanding           2                1               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $24.024          $18.022               --
 period
Accumulation unit value at end of period     $23.094          $24.024               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $23.958          $17.999          $16.006
 period
Accumulation unit value at end of period     $22.997          $23.958          $17.999
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $23.850          $17.962               --
 period
Accumulation unit value at end of period     $22.835          $23.850               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $23.806          $17.948               --
 period
Accumulation unit value at end of period     $22.771          $23.806               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                        APP I-104

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $23.720          $17.918          $15.970
 period
Accumulation unit value at end of period     $22.643          $23.720          $17.918
Number of accumulation units outstanding           4               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $23.633          $17.889          $15.956
 period
Accumulation unit value at end of period     $22.515          $23.633          $17.889
Number of accumulation units outstanding          10                3                2
 at end of period (in thousands)
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $23.201          $18.491               --
 period
Accumulation unit value at end of period     $22.241          $23.201               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $23.138          $18.468               --
 period
Accumulation unit value at end of period     $22.147          $23.138               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $23.054          $18.438          $16.467
 period
Accumulation unit value at end of period     $22.022          $23.054          $18.438
Number of accumulation units outstanding          15               12               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $22.991          $18.415               --
 period
Accumulation unit value at end of period     $21.929          $22.991               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $22.887          $18.377               --
 period
Accumulation unit value at end of period     $21.775          $22.887               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $22.845          $18.362               --
 period
Accumulation unit value at end of period     $21.714          $22.845               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $22.762          $18.332          $16.419
 period
Accumulation unit value at end of period     $21.591          $22.762          $18.332
Number of accumulation units outstanding           2               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $22.679          $18.302               --
 period
Accumulation unit value at end of period     $21.470          $22.679               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                        APP I-105

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2010 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.335               --               --  (a)
 period
Accumulation unit value at end of period     $10.003               --               --
Number of accumulation units outstanding           1               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.332               --               --  (a)
 period
Accumulation unit value at end of period      $9.990               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $10.328               --               --  (a)
 period
Accumulation unit value at end of period      $9.972               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $10.324               --               --  (a)
 period
Accumulation unit value at end of period      $9.959               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $10.319               --               --  (a)
 period
Accumulation unit value at end of period      $9.936               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $10.317               --               --  (a)
 period
Accumulation unit value at end of period      $9.928               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $10.312               --               --  (a)
 period
Accumulation unit value at end of period      $9.910               --               --
Number of accumulation units outstanding          21               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $10.308               --               --  (a)
 period
Accumulation unit value at end of period      $9.892               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2015 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.397               --               --  (a)
 period
Accumulation unit value at end of period      $9.859               --               --
Number of accumulation units outstanding           8               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.394               --               --  (a)
 period
Accumulation unit value at end of period      $9.845               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                        APP I-106

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.389               --               --  (a)
Accumulation unit value at end of period      $9.828               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.386               --               --  (a)
Accumulation unit value at end of period      $9.815               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.381               --               --  (a)
Accumulation unit value at end of period      $9.793               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.378               --               --  (a)
Accumulation unit value at end of period      $9.784               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.374               --               --  (a)
Accumulation unit value at end of period      $9.767               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.369               --               --  (a)
Accumulation unit value at end of period      $9.750               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT 2020 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.424               --               --  (a)
Accumulation unit value at end of period      $9.733               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.421               --               --  (a)
Accumulation unit value at end of period      $9.720               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.416               --               --  (a)
Accumulation unit value at end of period      $9.702               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.413               --               --  (a)
Accumulation unit value at end of period      $9.689               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-107

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.407               --               --  (a)
Accumulation unit value at end of period      $9.668               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.405               --               --  (a)
Accumulation unit value at end of period      $9.659               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.401               --               --  (a)
Accumulation unit value at end of period      $9.642               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.396               --               --  (a)
Accumulation unit value at end of period      $9.625               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
JPMORGAN SMARTRETIREMENT 2025 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.457               --               --  (a)
Accumulation unit value at end of period      $9.536               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.454               --               --  (a)
Accumulation unit value at end of period      $9.523               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.449               --               --  (a)
Accumulation unit value at end of period      $9.506               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.446               --               --  (a)
Accumulation unit value at end of period      $9.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.440               --               --  (a)
Accumulation unit value at end of period      $9.472               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.438               --               --  (a)
Accumulation unit value at end of period      $9.464               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-108

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.434               --               --  (a)
Accumulation unit value at end of period      $9.447               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.429               --               --  (a)
Accumulation unit value at end of period      $9.430               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               --               --
JPMORGAN SMARTRETIREMENT 2030 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.481               --               --  (a)
Accumulation unit value at end of period      $9.367               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  68               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.478               --               --  (a)
Accumulation unit value at end of period      $9.355               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.473               --               --  (a)
Accumulation unit value at end of period      $9.338               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period      $9.326               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.465               --               --  (a)
Accumulation unit value at end of period      $9.305               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.462               --               --  (a)
Accumulation unit value at end of period      $9.297               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.458               --               --  (a)
Accumulation unit value at end of period      $9.280               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.453               --               --  (a)
Accumulation unit value at end of period      $9.264               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --


                        APP I-109

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2035 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.502               --               --  (a)
Accumulation unit value at end of period      $9.269               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.498               --               --  (a)
Accumulation unit value at end of period      $9.256               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.494               --               --  (a)
Accumulation unit value at end of period      $9.240               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.490               --               --  (a)
Accumulation unit value at end of period      $9.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.485               --               --  (a)
Accumulation unit value at end of period      $9.207               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.483               --               --  (a)
Accumulation unit value at end of period      $9.199               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.478               --               --  (a)
Accumulation unit value at end of period      $9.183               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.474               --               --  (a)
Accumulation unit value at end of period      $9.166               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
JPMORGAN SMARTRETIREMENT 2040 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.503               --               --  (a)
Accumulation unit value at end of period      $9.260               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.500               --               --  (a)
Accumulation unit value at end of period      $9.247               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-110

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.495               --               --  (a)
Accumulation unit value at end of period      $9.231               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.492               --               --  (a)
Accumulation unit value at end of period      $9.219               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.486               --               --  (a)
Accumulation unit value at end of period      $9.198               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.484               --               --  (a)
Accumulation unit value at end of period      $9.190               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.479               --               --  (a)
Accumulation unit value at end of period      $9.174               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.475               --               --  (a)
Accumulation unit value at end of period      $9.157               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
JPMORGAN SMARTRETIREMENT 2045 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.494               --               --  (a)
Accumulation unit value at end of period      $9.255               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.490               --               --  (a)
Accumulation unit value at end of period      $9.243               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.486               --               --  (a)
Accumulation unit value at end of period      $9.227               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.483               --               --  (a)
Accumulation unit value at end of period      $9.214               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-111

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.477               --               --  (a)
Accumulation unit value at end of period      $9.194               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.475               --               --  (a)
Accumulation unit value at end of period      $9.186               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period      $9.169               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466               --               --  (a)
Accumulation unit value at end of period      $9.153               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
JPMORGAN SMARTRETIREMENT 2050 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.496               --               --  (a)
Accumulation unit value at end of period      $9.257               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  54               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.493               --               --  (a)
Accumulation unit value at end of period      $9.245               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.488               --               --  (a)
Accumulation unit value at end of period      $9.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.485               --               --  (a)
Accumulation unit value at end of period      $9.216               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.479               --               --  (a)
Accumulation unit value at end of period      $9.195               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.477               --               --  (a)
Accumulation unit value at end of period      $9.187               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-112

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.473               --               --  (a)
Accumulation unit value at end of period      $9.171               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.468               --               --  (a)
Accumulation unit value at end of period      $9.155               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.336               --               --  (a)
Accumulation unit value at end of period     $10.012               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.333               --               --  (a)
Accumulation unit value at end of period      $9.999               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.329               --               --  (a)
Accumulation unit value at end of period      $9.981               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.325               --               --  (a)
Accumulation unit value at end of period      $9.968               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.320               --               --  (a)
Accumulation unit value at end of period      $9.946               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.318               --               --  (a)
Accumulation unit value at end of period      $9.937               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.313               --               --  (a)
Accumulation unit value at end of period      $9.919               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.309               --               --  (a)
Accumulation unit value at end of period      $9.902               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --


                        APP I-113

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.542          $10.880               --
Accumulation unit value at end of period     $11.333          $11.542               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.527          $10.877               --
Accumulation unit value at end of period     $11.302          $11.527               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.508          $10.873               --
Accumulation unit value at end of period     $11.260          $11.508               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.493          $10.870               --
Accumulation unit value at end of period     $11.229          $11.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.469          $10.865               --
Accumulation unit value at end of period     $11.178          $11.469               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.459          $10.863               --
Accumulation unit value at end of period     $11.157          $11.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.440          $10.860               --
Accumulation unit value at end of period     $11.116          $11.440               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.421          $10.856               --
Accumulation unit value at end of period     $11.075          $11.421               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $29.013          $22.256               --
Accumulation unit value at end of period     $30.759          $29.013               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.134          $16.520               --
Accumulation unit value at end of period     $19.368          $20.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-114

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.061          $16.493               --
Accumulation unit value at end of period     $19.259          $20.061               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.006          $16.472               --
Accumulation unit value at end of period     $19.178          $20.006               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $28.620          $22.119          $16.922
Accumulation unit value at end of period     $30.115          $28.620          $22.119
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $28.568          $22.101               --
Accumulation unit value at end of period     $30.030          $28.568               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $28.464          $22.065               --
Accumulation unit value at end of period     $29.861          $28.464               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $28.361          $22.028          $16.887
Accumulation unit value at end of period     $29.693          $28.361          $22.028
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
LEGG MASON CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.349               --               --  (a)
Accumulation unit value at end of period      $9.779               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.346               --               --  (a)
Accumulation unit value at end of period      $9.766               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.341               --               --  (a)
Accumulation unit value at end of period      $9.748               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.338               --               --  (a)
Accumulation unit value at end of period      $9.735               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-115

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.332               --               --  (a)
Accumulation unit value at end of period      $9.714               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.330               --               --  (a)
Accumulation unit value at end of period      $9.705               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.325               --               --  (a)
Accumulation unit value at end of period      $9.688               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.321               --               --  (a)
Accumulation unit value at end of period      $9.671               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $20.190          $16.540               --
Accumulation unit value at end of period     $19.450          $20.190               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.134          $16.520               --
Accumulation unit value at end of period     $19.368          $20.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.061          $16.493               --
Accumulation unit value at end of period     $19.259          $20.061               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.006          $16.472               --
Accumulation unit value at end of period     $19.178          $20.006               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.915          $16.439               --
Accumulation unit value at end of period     $19.043          $19.915               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.879          $16.425               --
Accumulation unit value at end of period     $18.989          $19.879               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-116

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.807          $16.398               --
Accumulation unit value at end of period     $18.882          $19.807               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.735          $16.371          $15.003
Accumulation unit value at end of period     $18.776          $19.735          $16.371
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.895           $8.696               --
Accumulation unit value at end of period     $10.958          $10.895               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.999           $8.792               --
Accumulation unit value at end of period     $11.046          $10.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.757           $8.615               --
Accumulation unit value at end of period     $10.781          $10.757               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.698           $8.581               --
Accumulation unit value at end of period     $10.706          $10.698               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.601           $8.525               --
Accumulation unit value at end of period     $10.583          $10.601               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.563           $8.502               --
Accumulation unit value at end of period     $10.534          $10.563               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.486           $8.457               --
Accumulation unit value at end of period     $10.437          $10.486               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.410           $8.413               --
Accumulation unit value at end of period     $10.340          $10.410               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --


                        APP I-117

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.887           $8.942               --
Accumulation unit value at end of period     $10.012           $9.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.439           $8.333               --
Accumulation unit value at end of period      $9.561           $9.439               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.794           $8.889               --
Accumulation unit value at end of period      $9.883           $9.794               --
Number of accumulation units outstanding
 at end of period (in thousands)                 101               60               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.226           $9.296           $8.593
Accumulation unit value at end of period     $10.304          $10.226           $9.296
Number of accumulation units outstanding
 at end of period (in thousands)                 147              139              106
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.623           $8.769               --
Accumulation unit value at end of period      $9.671           $9.623               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.320          $10.326           $9.559
Accumulation unit value at end of period     $11.366          $11.320          $10.326
Number of accumulation units outstanding
 at end of period (in thousands)                  50               85               73
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.519           $8.701           $8.061
Accumulation unit value at end of period      $9.539           $9.519           $8.701
Number of accumulation units outstanding
 at end of period (in thousands)                  69               68               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.116          $10.181           $9.440
Accumulation unit value at end of period     $11.116          $11.116          $10.181
Number of accumulation units outstanding
 at end of period (in thousands)                 213              165              129
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.312           $8.349               --
Accumulation unit value at end of period      $9.231           $9.312               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.803           $8.803               --
Accumulation unit value at end of period      $9.703           $9.803               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-118

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.251           $8.323               --
Accumulation unit value at end of period      $9.138           $9.251               --
Number of accumulation units outstanding
 at end of period (in thousands)                  99               59               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.732           $8.769           $8.013
Accumulation unit value at end of period      $9.599           $9.732           $8.769
Number of accumulation units outstanding
 at end of period (in thousands)                 204              212              138
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.063           $8.187               --
Accumulation unit value at end of period      $8.917           $9.063               --
Number of accumulation units outstanding
 at end of period (in thousands)                  63               60               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.967           $9.917           $9.075
Accumulation unit value at end of period     $10.780          $10.967           $9.917
Number of accumulation units outstanding
 at end of period (in thousands)                 128              186              146
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.966           $8.123           $7.440
Accumulation unit value at end of period      $8.795           $8.966           $8.123
Number of accumulation units outstanding
 at end of period (in thousands)                  85               67               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.769           $9.777           $8.962
Accumulation unit value at end of period     $10.543          $10.769           $9.777
Number of accumulation units outstanding
 at end of period (in thousands)                 152              115               75
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.835           $7.860               --
Accumulation unit value at end of period      $8.601           $8.835               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.493           $8.458               --
Accumulation unit value at end of period      $9.228           $9.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.792           $7.849               --
Accumulation unit value at end of period      $8.529           $8.792               --
Number of accumulation units outstanding
 at end of period (in thousands)                 129               84               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.312           $8.326           $7.545
Accumulation unit value at end of period      $9.020           $9.312           $8.326
Number of accumulation units outstanding
 at end of period (in thousands)                 216              180              116


                        APP I-119

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.599           $7.708               --
Accumulation unit value at end of period      $8.309           $8.599               --
Number of accumulation units outstanding
 at end of period (in thousands)                  55               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.658           $9.563           $8.678
Accumulation unit value at end of period     $10.288          $10.658           $9.563
Number of accumulation units outstanding
 at end of period (in thousands)                  79              159              137
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.507           $7.648           $6.946
Accumulation unit value at end of period      $8.195           $8.507           $7.648
Number of accumulation units outstanding
 at end of period (in thousands)                  34               41               10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.466           $9.428           $8.570
Accumulation unit value at end of period     $10.062          $10.466           $9.428
Number of accumulation units outstanding
 at end of period (in thousands)                 149              102               77
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.597          $10.830               --
Accumulation unit value at end of period     $11.126          $11.597               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.582          $10.827               --
Accumulation unit value at end of period     $11.095          $11.582               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.563          $10.823               --
Accumulation unit value at end of period     $11.054          $11.563               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.548          $10.821               --
Accumulation unit value at end of period     $11.024          $11.548               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.524          $10.816               --
Accumulation unit value at end of period     $10.973          $11.524               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.514          $10.814               --
Accumulation unit value at end of period     $10.953          $11.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-120

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.494          $10.810               --
Accumulation unit value at end of period     $10.912          $11.494               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.475          $10.806               --
Accumulation unit value at end of period     $10.872          $11.475               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                1               --
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.995          $10.076               --
Accumulation unit value at end of period     $11.390          $10.995               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.854           $9.962               --
Accumulation unit value at end of period     $11.228          $10.854               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.844           $9.973               --
Accumulation unit value at end of period     $11.195          $10.844               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.917          $10.055           $9.440
Accumulation unit value at end of period     $11.253          $10.917          $10.055
Number of accumulation units outstanding
 at end of period (in thousands)                  32               48               38
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.701           $9.881               --
Accumulation unit value at end of period     $11.003          $10.701               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.925          $11.022               --
Accumulation unit value at end of period     $12.249          $11.925               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               43               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.586           $9.804           $9.225
Accumulation unit value at end of period     $10.852          $10.586           $9.804
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.710          $10.866          $10.233
Accumulation unit value at end of period     $11.981          $11.710          $10.866
Number of accumulation units outstanding
 at end of period (in thousands)                  67               59               44


                        APP I-121

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.847          $10.984               --
Accumulation unit value at end of period     $12.026          $11.847               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.832          $10.981               --
Accumulation unit value at end of period     $11.992          $11.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.812          $10.977               --
Accumulation unit value at end of period     $11.948          $11.812               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.797          $10.974               --
Accumulation unit value at end of period     $11.915          $11.797               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.772          $10.969               --
Accumulation unit value at end of period     $11.860          $11.772               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.762          $10.967               --
Accumulation unit value at end of period     $11.838          $11.762               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.743          $10.963               --
Accumulation unit value at end of period     $11.795          $11.743               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.723          $10.959               --
Accumulation unit value at end of period     $11.751          $11.723               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.013          $11.184               --
Accumulation unit value at end of period     $12.068          $12.013               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.998          $11.181               --
Accumulation unit value at end of period     $12.035          $11.998               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-122

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.978          $11.177               --
Accumulation unit value at end of period     $11.991          $11.978               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.963          $11.173               --
Accumulation unit value at end of period     $11.958          $11.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.937          $11.168               --
Accumulation unit value at end of period     $11.902          $11.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.927          $11.166               --
Accumulation unit value at end of period     $11.881          $11.927               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.907          $11.162               --
Accumulation unit value at end of period     $11.837          $11.907               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.887          $11.158               --
Accumulation unit value at end of period     $11.793          $11.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.883          $14.062               --
Accumulation unit value at end of period     $16.391          $15.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.840          $14.045               --
Accumulation unit value at end of period     $16.322          $15.840               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.782          $14.022               --
Accumulation unit value at end of period     $16.230          $15.782               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.739          $14.005               --
Accumulation unit value at end of period     $16.162          $15.739               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --


                        APP I-123

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.667          $13.976               --
Accumulation unit value at end of period     $16.048          $15.667               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.639          $13.964               --
Accumulation unit value at end of period     $16.003          $15.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.582          $13.941               --
Accumulation unit value at end of period     $15.913          $15.582               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.525          $13.919               --
Accumulation unit value at end of period     $15.823          $15.525               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.383           $7.335               --
Accumulation unit value at end of period      $7.726           $8.383               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.079           $7.955               --
Accumulation unit value at end of period      $8.355           $9.079               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.031           $7.929               --
Accumulation unit value at end of period      $8.294           $9.031               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.233           $7.240               --
Accumulation unit value at end of period      $7.550           $8.233               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.159           $7.193               --
Accumulation unit value at end of period      $7.464           $8.159               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.911           $8.745               --
Accumulation unit value at end of period      $9.057           $9.911               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --


                        APP I-124

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.071           $7.136               --
Accumulation unit value at end of period      $7.361           $8.071               --
Number of accumulation units outstanding
 at end of period (in thousands)                  30                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.732           $8.622               --
Accumulation unit value at end of period      $8.858           $9.732               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               38               --
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.151           $8.919               --
Accumulation unit value at end of period      $9.303          $10.151               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.256           $9.025               --
Accumulation unit value at end of period      $9.386          $10.256               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.202           $8.995               --
Accumulation unit value at end of period      $9.317          $10.202               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.974           $8.807               --
Accumulation unit value at end of period      $9.096           $9.974               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.887           $8.752               --
Accumulation unit value at end of period      $8.994           $9.887               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.852           $8.730               --
Accumulation unit value at end of period      $8.953           $9.852               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.784           $8.687               --
Accumulation unit value at end of period      $8.873           $9.784               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.715           $8.643               --
Accumulation unit value at end of period      $8.793           $9.715               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --


                        APP I-125

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.066           $8.837               --
Accumulation unit value at end of period     $11.866          $12.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.524           $9.186               --
Accumulation unit value at end of period     $12.297          $12.524               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.457           $9.155               --
Accumulation unit value at end of period     $12.208          $12.457               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.857           $8.727               --
Accumulation unit value at end of period     $11.602          $11.857               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.753           $8.673               --
Accumulation unit value at end of period     $11.472          $11.753               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.712           $8.651               --
Accumulation unit value at end of period     $11.420          $11.712               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.630           $8.608           $7.586
Accumulation unit value at end of period     $11.318          $11.630           $8.608
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.549           $8.564           $7.555
Accumulation unit value at end of period     $11.216          $11.549           $8.564
Number of accumulation units outstanding
 at end of period (in thousands)                   8                1               --
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $14.965          $12.553               --
Accumulation unit value at end of period     $14.377          $14.965               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.961           $9.208               --
Accumulation unit value at end of period     $10.515          $10.961               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-126

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.902           $9.177               --
Accumulation unit value at end of period     $10.438          $10.902               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.390          $17.189               --
Accumulation unit value at end of period     $19.492          $20.390               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $32.819          $27.737               --
Accumulation unit value at end of period     $31.295          $32.819               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.499           $8.882               --
Accumulation unit value at end of period     $10.001          $10.499               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.501          $11.444               --
Accumulation unit value at end of period     $12.835          $13.501               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.322          $12.165               --
Accumulation unit value at end of period     $13.589          $14.322               --
Number of accumulation units outstanding
 at end of period (in thousands)                  42               38               --
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.034           $9.763               --
Accumulation unit value at end of period     $10.825          $12.034               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.787           $9.577               --
Accumulation unit value at end of period     $10.587          $11.787               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.725           $9.546               --
Accumulation unit value at end of period     $10.510          $11.725               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.824           $9.641               --
Accumulation unit value at end of period     $10.584          $11.824               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-127

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.721           $9.581               --
Accumulation unit value at end of period     $10.465          $11.721               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.680           $9.557               --
Accumulation unit value at end of period     $10.418          $11.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.598           $9.509               --
Accumulation unit value at end of period     $10.324          $11.598               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.517           $9.462               --
Accumulation unit value at end of period     $10.232          $11.517               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.380               --               --
Accumulation unit value at end of period      $7.355               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.549               --               --
Accumulation unit value at end of period      $7.493               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.503               --               --
Accumulation unit value at end of period      $7.438               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.230               --               --
Accumulation unit value at end of period      $7.188               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.156               --               --
Accumulation unit value at end of period      $7.106               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.155               --               --
Accumulation unit value at end of period      $9.708               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-128

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.068               --               --
Accumulation unit value at end of period      $7.008               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.953               --               --
Accumulation unit value at end of period      $9.495               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
LORD ABBETT SMALL-CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.083           $8.018               --
Accumulation unit value at end of period      $8.922           $9.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.630           $8.513               --
Accumulation unit value at end of period      $9.444           $9.630               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.579           $8.484           $7.792
Accumulation unit value at end of period      $9.375           $9.579           $8.484
Number of accumulation units outstanding
 at end of period (in thousands)                   8               27                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.448           $8.381               --
Accumulation unit value at end of period      $9.234           $9.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  47               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.841           $7.862               --
Accumulation unit value at end of period      $8.619           $8.841               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.778           $9.595               --
Accumulation unit value at end of period     $10.497          $10.778               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.746           $7.801               --
Accumulation unit value at end of period      $8.500           $8.746               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               30               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.584           $9.459           $8.720
Accumulation unit value at end of period     $10.266          $10.584           $9.459
Number of accumulation units outstanding
 at end of period (in thousands)                  52               49               53


                        APP I-129

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.972          $12.053               --
Accumulation unit value at end of period     $13.904          $12.972               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.035          $11.199               --
Accumulation unit value at end of period     $12.880          $12.035               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.971          $11.161               --
Accumulation unit value at end of period     $12.786          $11.971               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.747          $11.902               --
Accumulation unit value at end of period     $13.594          $12.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.635          $11.828               --
Accumulation unit value at end of period     $13.442          $12.635               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.591          $11.798               --
Accumulation unit value at end of period     $13.381          $12.591               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.503          $11.739               --
Accumulation unit value at end of period     $13.261          $12.503               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.416          $11.681               --
Accumulation unit value at end of period     $13.142          $12.416               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               20               --
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.221          $11.436               --
Accumulation unit value at end of period     $11.710          $12.221               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.205          $11.433               --
Accumulation unit value at end of period     $11.678          $12.205               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-130

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.184          $11.429               --
Accumulation unit value at end of period     $11.635          $12.184               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.169          $11.426               --
Accumulation unit value at end of period     $11.603          $12.169               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.143          $11.421               --
Accumulation unit value at end of period     $11.549          $12.143               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.133          $11.418               --
Accumulation unit value at end of period     $11.528          $12.133               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.113          $11.414               --
Accumulation unit value at end of period     $11.485          $12.113               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.092          $11.410               --
Accumulation unit value at end of period     $11.443          $12.092               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.106          $16.237               --
Accumulation unit value at end of period     $17.778          $18.106               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.057          $16.217               --
Accumulation unit value at end of period     $17.703          $18.057               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.991          $16.190          $14.518
Accumulation unit value at end of period     $17.603          $17.991          $16.190
Number of accumulation units outstanding
 at end of period (in thousands)                  21               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.942          $16.170               --
Accumulation unit value at end of period     $17.529          $17.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-131

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.860          $16.137               --
Accumulation unit value at end of period     $17.406          $17.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.828          $16.123               --
Accumulation unit value at end of period     $17.357          $17.828               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.763          $16.097               --
Accumulation unit value at end of period     $17.259          $17.763               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.698          $16.071          $14.464
Accumulation unit value at end of period     $17.162          $17.698          $16.071
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.028          $10.455               --
Accumulation unit value at end of period     $11.681          $11.028               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.014          $10.452               --
Accumulation unit value at end of period     $11.649          $11.014               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.995          $10.448               --
Accumulation unit value at end of period     $11.606          $10.995               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.981          $10.445               --
Accumulation unit value at end of period     $11.574          $10.981               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.958          $10.440               --
Accumulation unit value at end of period     $11.521          $10.958               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.949          $10.439               --
Accumulation unit value at end of period     $11.499          $10.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-132

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.930          $10.435               --
Accumulation unit value at end of period     $11.457          $10.930               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.912          $10.431               --
Accumulation unit value at end of period     $11.415          $10.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                1               --
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.561          $11.053               --
Accumulation unit value at end of period     $12.393          $11.561               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.515          $11.025               --
Accumulation unit value at end of period     $12.325          $11.515               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.454          $10.988          $10.798
Accumulation unit value at end of period     $12.235          $11.454          $10.988
Number of accumulation units outstanding
 at end of period (in thousands)                  86               60               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.408          $10.961          $10.777
Accumulation unit value at end of period     $12.168          $11.408          $10.961
Number of accumulation units outstanding
 at end of period (in thousands)                  63               51               24
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.332          $10.915               --
Accumulation unit value at end of period     $12.057          $11.332               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.302          $10.897          $10.730
Accumulation unit value at end of period     $12.013          $11.302          $10.897
Number of accumulation units outstanding
 at end of period (in thousands)                  16               14               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.242          $10.861               --
Accumulation unit value at end of period     $11.925          $11.242               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.182          $10.824          $10.676
Accumulation unit value at end of period     $11.838          $11.182          $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                  64               48               46


                        APP I-133

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.522               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.515               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.505               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.498               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.486               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.482               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.472               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (c)
Accumulation unit value at end of period      $9.462               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.135          $10.603               --
Accumulation unit value at end of period     $10.824          $12.135               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.120          $10.600               --
Accumulation unit value at end of period     $10.794          $12.120               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-134

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.099          $10.596               --
Accumulation unit value at end of period     $10.755          $12.099               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.084          $10.593               --
Accumulation unit value at end of period     $10.725          $12.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.059          $10.588               --
Accumulation unit value at end of period     $10.675          $12.059               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.048          $10.586               --
Accumulation unit value at end of period     $10.656          $12.048               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.028          $10.582               --
Accumulation unit value at end of period     $10.616          $12.028               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.008          $10.578               --
Accumulation unit value at end of period     $10.577          $12.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.064          $16.552               --
Accumulation unit value at end of period     $17.717          $18.064               --
Number of accumulation units outstanding
 at end of period (in thousands)                  48               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.015          $16.531               --
Accumulation unit value at end of period     $17.642          $18.015               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.949          $16.504               --
Accumulation unit value at end of period     $17.542          $17.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.900          $16.484               --
Accumulation unit value at end of period     $17.468          $17.900               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-135

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.819          $16.450               --
Accumulation unit value at end of period     $17.345          $17.819               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.786          $16.436               --
Accumulation unit value at end of period     $17.296          $17.786               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.722          $16.409               --
Accumulation unit value at end of period     $17.199          $17.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.657          $16.382               --
Accumulation unit value at end of period     $17.102          $17.657               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.676               --               --  (a)
Accumulation unit value at end of period      $8.444               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.673               --               --  (a)
Accumulation unit value at end of period      $8.433               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.668               --               --  (a)
Accumulation unit value at end of period      $8.418               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.665               --               --  (a)
Accumulation unit value at end of period      $8.407               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.659               --               --  (a)
Accumulation unit value at end of period      $8.388               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.657               --               --  (a)
Accumulation unit value at end of period      $8.381               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-136

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.652               --               --  (a)
Accumulation unit value at end of period      $8.366               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.648               --               --  (a)
Accumulation unit value at end of period      $8.351               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.546          $11.594               --
Accumulation unit value at end of period     $13.345          $12.546               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.114          $11.212               --
Accumulation unit value at end of period     $12.867          $12.114               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.050          $11.175               --
Accumulation unit value at end of period     $12.773          $12.050               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.321          $11.444               --
Accumulation unit value at end of period     $13.041          $12.321               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.211          $11.370               --
Accumulation unit value at end of period     $12.892          $12.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.872          $11.998               --
Accumulation unit value at end of period     $13.577          $12.872               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.079          $11.281               --
Accumulation unit value at end of period     $12.715          $12.079               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.642          $11.830               --
Accumulation unit value at end of period     $13.281          $12.642               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --


                        APP I-137

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.572           $7.728               --
Accumulation unit value at end of period      $7.645           $8.572               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.538           $7.709               --
Accumulation unit value at end of period      $7.603           $8.538               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.493           $7.683               --
Accumulation unit value at end of period      $7.547           $8.493               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.459           $7.664               --
Accumulation unit value at end of period      $7.505           $8.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.402           $7.632               --
Accumulation unit value at end of period      $7.437           $8.402               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.380           $7.619               --
Accumulation unit value at end of period      $7.410           $8.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.335           $7.594           $6.941
Accumulation unit value at end of period      $7.355           $8.335           $7.594
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16                2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.291           $7.569           $6.924
Accumulation unit value at end of period      $7.301           $8.291           $7.569
Number of accumulation units outstanding
 at end of period (in thousands)                  49               26               21
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $22.200          $18.483               --
Accumulation unit value at end of period     $22.458          $22.200               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.140          $18.460               --
Accumulation unit value at end of period     $22.363          $22.140               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-138

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.059          $18.429               --
Accumulation unit value at end of period     $22.238          $22.059               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.999          $18.407               --
Accumulation unit value at end of period     $22.144          $21.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.899          $18.369               --
Accumulation unit value at end of period     $21.988          $21.899               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.859          $18.354               --
Accumulation unit value at end of period     $21.926          $21.859               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.780          $18.324               --
Accumulation unit value at end of period     $21.802          $21.780               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.700          $18.293          $16.395
Accumulation unit value at end of period     $21.680          $21.700          $18.293
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.931           $9.021               --
Accumulation unit value at end of period     $10.112           $9.931               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.333           $9.401               --
Accumulation unit value at end of period     $10.506          $10.333               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.278           $9.369               --
Accumulation unit value at end of period     $10.429          $10.278               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.753           $8.904           $8.305
Accumulation unit value at end of period      $9.881           $9.753           $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                  13               29               --


                        APP I-139

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.665           $8.846               --
Accumulation unit value at end of period      $9.768           $9.665               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.204          $10.264               --
Accumulation unit value at end of period     $11.312          $11.204               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.561           $8.777           $8.205
Accumulation unit value at end of period      $9.634           $9.561           $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                   8                7                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.004          $10.121           $9.470
Accumulation unit value at end of period     $11.065          $11.004          $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                  28               21               19
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.036           $8.841               --
Accumulation unit value at end of period     $10.697          $10.036               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.638           $8.503               --
Accumulation unit value at end of period     $10.258           $9.638               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.275           $9.083               --
Accumulation unit value at end of period     $10.914          $10.275               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               25               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.856           $8.726           $7.885
Accumulation unit value at end of period     $10.453           $9.856           $8.726
Number of accumulation units outstanding
 at end of period (in thousands)                  23               21               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.768           $8.669               --
Accumulation unit value at end of period     $10.333           $9.768               --
Number of accumulation units outstanding
 at end of period (in thousands)                  21               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.374          $11.882          $10.752
Accumulation unit value at end of period     $14.134          $13.374          $11.882
Number of accumulation units outstanding
 at end of period (in thousands)                  25               25               22


                        APP I-140

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.662           $8.602               --
Accumulation unit value at end of period     $10.191           $9.662               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.141          $11.722          $10.625
Accumulation unit value at end of period     $13.833          $13.141          $11.722
Number of accumulation units outstanding
 at end of period (in thousands)                  31               19               16
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.066           $8.138               --
Accumulation unit value at end of period      $9.047           $9.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                 114              103               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.449           $8.495           $7.757
Accumulation unit value at end of period      $9.416           $9.449           $8.495
Number of accumulation units outstanding
 at end of period (in thousands)                  51               34               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.951           $8.063               --
Accumulation unit value at end of period      $8.901           $8.951               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.902           $8.031           $7.344
Accumulation unit value at end of period      $8.840           $8.902           $8.031
Number of accumulation units outstanding
 at end of period (in thousands)                  16               38                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.636           $7.810               --
Accumulation unit value at end of period      $8.554           $8.636               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.789           $7.957               --
Accumulation unit value at end of period      $8.697           $8.789               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.543           $7.749           $7.103
Accumulation unit value at end of period      $8.437           $8.543           $7.749
Number of accumulation units outstanding
 at end of period (in thousands)                  24               12                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.662           $7.873           $7.222
Accumulation unit value at end of period      $8.537           $8.662           $7.873
Number of accumulation units outstanding
 at end of period (in thousands)                  52               35               21


                        APP I-141

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $28.570          $22.823               --
Accumulation unit value at end of period     $28.273          $28.570               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.596          $16.478               --
Accumulation unit value at end of period     $20.351          $20.596               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.722          $10.199               --
Accumulation unit value at end of period     $12.546          $12.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               34               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.505          $10.040               --
Accumulation unit value at end of period     $12.313          $12.505               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.372          $16.396               --
Accumulation unit value at end of period     $20.009          $20.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.268           $9.884               --
Accumulation unit value at end of period     $12.038          $12.268               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               36               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.261          $16.356               --
Accumulation unit value at end of period     $19.841          $20.261               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.124           $9.807           $8.737
Accumulation unit value at end of period     $11.849          $12.124           $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6                4
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $7.979           $7.200               --
Accumulation unit value at end of period      $7.779           $7.979               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.032           $8.163               --
Accumulation unit value at end of period      $8.793           $9.032               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-142

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.984           $8.135               --
Accumulation unit value at end of period      $8.729           $8.984               --
Number of accumulation units outstanding
 at end of period (in thousands)                  41               45               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.189           $7.427               --
Accumulation unit value at end of period      $7.945           $8.189               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.245           $7.496               --
Accumulation unit value at end of period      $7.979           $8.245               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.716           $8.842           $7.885
Accumulation unit value at end of period      $9.392           $9.716           $8.842
Number of accumulation units outstanding
 at end of period (in thousands)                  15               13                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.682           $7.005               --
Accumulation unit value at end of period      $7.411           $7.682               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.540           $8.717           $7.786
Accumulation unit value at end of period      $9.186           $9.540           $8.717
Number of accumulation units outstanding
 at end of period (in thousands)                  33               27               24
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.735           $8.764               --
Accumulation unit value at end of period      $9.444           $9.735               --
Number of accumulation units outstanding
 at end of period (in thousands)                 103               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.250           $9.241               --
Accumulation unit value at end of period      $9.928          $10.250               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.195           $9.210               --
Accumulation unit value at end of period      $9.855          $10.195               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.561           $8.651           $8.112
Accumulation unit value at end of period      $9.229           $9.561           $8.651
Number of accumulation units outstanding
 at end of period (in thousands)                 217               53               10


                        APP I-143

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.475           $8.594               --
Accumulation unit value at end of period      $9.123           $9.475               --
Number of accumulation units outstanding
 at end of period (in thousands)                 111              128               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.060           $9.134           $8.578
Accumulation unit value at end of period      $9.676          $10.060           $9.134
Number of accumulation units outstanding
 at end of period (in thousands)                  30               23               18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.373           $8.527               --
Accumulation unit value at end of period      $8.998           $9.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  56               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.953           $9.073           $8.535
Accumulation unit value at end of period      $9.535           $9.953           $9.073
Number of accumulation units outstanding
 at end of period (in thousands)                 221              197              159
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.191          $13.636               --
Accumulation unit value at end of period     $14.920          $15.191               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.357           $8.412               --
Accumulation unit value at end of period      $9.176           $9.357               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.382           $7.550               --
Accumulation unit value at end of period      $8.204           $8.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.532          $13.109               --
Accumulation unit value at end of period     $14.201          $14.532               --
Number of accumulation units outstanding
 at end of period (in thousands)                  73               59               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.078           $7.305               --
Accumulation unit value at end of period      $7.874           $8.078               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.097          $12.761          $11.491
Accumulation unit value at end of period     $13.728          $14.097          $12.761
Number of accumulation units outstanding
 at end of period (in thousands)                 108              102              104


                        APP I-144

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.991           $7.248               --
Accumulation unit value at end of period      $7.766           $7.991               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.596          $12.357          $11.145
Accumulation unit value at end of period     $13.187          $13.596          $12.357
Number of accumulation units outstanding
 at end of period (in thousands)                  45               43               37
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.082          $11.123               --
Accumulation unit value at end of period     $11.708          $12.082               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.067          $11.120               --
Accumulation unit value at end of period     $11.676          $12.067               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.046          $11.116               --
Accumulation unit value at end of period     $11.633          $12.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.031          $11.112               --
Accumulation unit value at end of period     $11.601          $12.031               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.005          $11.107               --
Accumulation unit value at end of period     $11.547          $12.005               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.995          $11.105               --
Accumulation unit value at end of period     $11.526          $11.995               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.975          $11.101               --
Accumulation unit value at end of period     $11.483          $11.975               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.955          $11.097               --
Accumulation unit value at end of period     $11.441          $11.955               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --


                        APP I-145

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.531          $10.913               --
Accumulation unit value at end of period     $11.711          $11.531               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.516          $10.910               --
Accumulation unit value at end of period     $11.678          $11.516               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.497          $10.906               --
Accumulation unit value at end of period     $11.635          $11.497               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.482          $10.903               --
Accumulation unit value at end of period     $11.603          $11.482               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.458          $10.898               --
Accumulation unit value at end of period     $11.550          $11.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.448          $10.896               --
Accumulation unit value at end of period     $11.528          $11.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.429          $10.892               --
Accumulation unit value at end of period     $11.486          $11.429               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.410          $10.888               --
Accumulation unit value at end of period     $11.444          $11.410               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.953          $11.223               --
Accumulation unit value at end of period     $12.571          $12.953               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.937          $11.220               --
Accumulation unit value at end of period     $12.536          $12.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-146

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.915          $11.216               --
Accumulation unit value at end of period     $12.490          $12.915               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.899          $11.213               --
Accumulation unit value at end of period     $12.455          $12.899               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.871          $11.208               --
Accumulation unit value at end of period     $12.398          $12.871               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.860          $11.206               --
Accumulation unit value at end of period     $12.375          $12.860               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.839          $11.202               --
Accumulation unit value at end of period     $12.329          $12.839               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.817          $11.198               --
Accumulation unit value at end of period     $12.284          $12.817               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.373          $11.338               --
Accumulation unit value at end of period     $12.101          $12.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.358          $11.335               --
Accumulation unit value at end of period     $12.068          $12.358               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.337          $11.331               --
Accumulation unit value at end of period     $12.023          $12.337               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.321          $11.328               --
Accumulation unit value at end of period     $11.990          $12.321               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --


                        APP I-147

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.295          $11.323               --
Accumulation unit value at end of period     $11.935          $12.295               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.285          $11.321               --
Accumulation unit value at end of period     $11.913          $12.285               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.264          $11.317               --
Accumulation unit value at end of period     $11.869          $12.264               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.243          $11.312               --
Accumulation unit value at end of period     $11.825          $12.243               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.659               --               --  (a)
Accumulation unit value at end of period      $9.182               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.656               --               --  (a)
Accumulation unit value at end of period      $9.170               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.651               --               --  (a)
Accumulation unit value at end of period      $9.154               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.647               --               --  (a)
Accumulation unit value at end of period      $9.142               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.642               --               --  (a)
Accumulation unit value at end of period      $9.121               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.639               --               --  (a)
Accumulation unit value at end of period      $9.113               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-148

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.635               --               --  (a)
Accumulation unit value at end of period      $9.097               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.630               --               --  (a)
Accumulation unit value at end of period      $9.081               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.488          $11.429               --
Accumulation unit value at end of period     $12.234          $12.488               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.472          $11.425               --
Accumulation unit value at end of period     $12.200          $12.472               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.451          $11.421               --
Accumulation unit value at end of period     $12.156          $12.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.435          $11.418               --
Accumulation unit value at end of period     $12.122          $12.435               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.409          $11.413               --
Accumulation unit value at end of period     $12.066          $12.409               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.399          $11.411               --
Accumulation unit value at end of period     $12.044          $12.399               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.378          $11.407               --
Accumulation unit value at end of period     $11.999          $12.378               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.357          $11.402               --
Accumulation unit value at end of period     $11.955          $12.357               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-149

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.326               --               --  (a)
Accumulation unit value at end of period      $8.318               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.323               --               --  (a)
Accumulation unit value at end of period      $8.306               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.318               --               --  (a)
Accumulation unit value at end of period      $8.292               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.315               --               --  (a)
Accumulation unit value at end of period      $8.281               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.309               --               --  (a)
Accumulation unit value at end of period      $8.262               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.307               --               --  (a)
Accumulation unit value at end of period      $8.255               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.303               --               --  (a)
Accumulation unit value at end of period      $8.240               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.298               --               --  (a)
Accumulation unit value at end of period      $8.226               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $76.295          $60.083               --
Accumulation unit value at end of period     $62.487          $76.295               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.375          $11.027               --
Accumulation unit value at end of period     $10.938          $13.375               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-150

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $61.486          $48.590               --
Accumulation unit value at end of period     $50.182          $61.486               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $60.782          $48.106               --
Accumulation unit value at end of period     $49.533          $60.782               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.307          $11.015               --
Accumulation unit value at end of period     $10.818          $13.307               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $59.170          $46.994               --
Accumulation unit value at end of period     $48.051          $59.170               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.274          $11.009               --
Accumulation unit value at end of period     $10.758          $13.274               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $57.380          $45.755               --
Accumulation unit value at end of period     $46.411          $57.380               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8                2               --
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $82.731          $71.519               --
Accumulation unit value at end of period     $75.539          $82.731               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.000           $8.658               --
Accumulation unit value at end of period      $9.117          $10.000               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.947           $8.629           $7.774
Accumulation unit value at end of period      $9.050           $9.947           $8.629
Number of accumulation units outstanding
 at end of period (in thousands)                  76               65               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.436          $15.148               --
Accumulation unit value at end of period     $15.840          $17.436               --
Number of accumulation units outstanding
 at end of period (in thousands)                  91               80               --


                        APP I-151

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.030           $7.865               --
Accumulation unit value at end of period      $8.183           $9.030               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.998          $14.819               --
Accumulation unit value at end of period     $15.388          $16.998               --
Number of accumulation units outstanding
 at end of period (in thousands)                  65               68               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.933           $7.804               --
Accumulation unit value at end of period      $8.071           $8.933               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.313          $14.279          $12.913
Accumulation unit value at end of period     $14.710          $16.313          $14.279
Number of accumulation units outstanding
 at end of period (in thousands)                  31               28               26
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.414          $10.704               --
Accumulation unit value at end of period     $12.523          $12.414               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.494           $9.925               --
Accumulation unit value at end of period     $11.577          $11.494               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.433           $9.892               --
Accumulation unit value at end of period     $11.493          $11.433               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.198          $10.570               --
Accumulation unit value at end of period     $12.243          $12.198               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.092          $10.504               --
Accumulation unit value at end of period     $12.106          $12.092               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.376          $11.631               --
Accumulation unit value at end of period     $13.379          $13.376               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-152

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.965          $10.425           $9.645
Accumulation unit value at end of period     $11.944          $11.965          $10.425
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.134          $11.467          $10.617
Accumulation unit value at end of period     $13.084          $13.134          $11.467
Number of accumulation units outstanding
 at end of period (in thousands)                  11                9                6
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.929          $12.899               --
Accumulation unit value at end of period     $14.809          $19.929               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.547          $10.726               --
Accumulation unit value at end of period     $12.278          $16.547               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $16.459          $10.690               --
Accumulation unit value at end of period     $12.188          $16.459               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.573          $12.732          $10.123
Accumulation unit value at end of period     $14.472          $19.573          $12.732
Number of accumulation units outstanding
 at end of period (in thousands)                  11                6                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.397          $12.649               --
Accumulation unit value at end of period     $14.306          $19.397               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $29.573          $19.304          $15.371
Accumulation unit value at end of period     $21.789          $29.573          $19.304
Number of accumulation units outstanding
 at end of period (in thousands)                  18               13                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.189          $12.550          $10.002
Accumulation unit value at end of period     $14.110          $19.189          $12.550
Number of accumulation units outstanding
 at end of period (in thousands)                  22               20                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $29.040          $19.032          $15.179
Accumulation unit value at end of period     $21.311          $29.040          $19.032
Number of accumulation units outstanding
 at end of period (in thousands)                  30               22               18


                        APP I-153

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $13.042          $12.130               --
 period
Accumulation unit value at end of period     $13.006          $13.042               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $11.432          $10.649               --
 period
Accumulation unit value at end of period     $11.384          $11.432               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of      $12.955          $12.091               --
 period
Accumulation unit value at end of period     $12.875          $12.955               --
Number of accumulation units outstanding          12                9               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of      $12.809          $11.973          $11.430
 period
Accumulation unit value at end of period     $12.710          $12.809          $11.973
Number of accumulation units outstanding          93               77               36
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of      $12.694          $11.895               --
 period
Accumulation unit value at end of period     $12.565          $12.694               --
Number of accumulation units outstanding          54               44               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of      $14.448          $13.552               --
 period
Accumulation unit value at end of period     $14.287          $14.448               --
Number of accumulation units outstanding          47               44               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of      $12.557          $11.802               --
 period
Accumulation unit value at end of period     $12.392          $12.557               --
Number of accumulation units outstanding          55               47               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of      $14.186          $13.360          $12.794
 period
Accumulation unit value at end of period     $13.972          $14.186          $13.360
Number of accumulation units outstanding         120              104               89
 at end of period (in thousands)
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of       $9.236           $8.053               --
 period
Accumulation unit value at end of period      $8.524           $9.236               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of       $9.594           $8.377               --
 period
Accumulation unit value at end of period      $8.841           $9.594               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                        APP I-154

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.543           $8.350               --
Accumulation unit value at end of period      $8.776           $9.543               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.040           $7.921               --
Accumulation unit value at end of period      $8.301           $9.040               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.989           $7.897               --
Accumulation unit value at end of period      $8.234           $8.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.225          $11.630          $10.513
Accumulation unit value at end of period     $12.102          $13.225          $11.630
Number of accumulation units outstanding
 at end of period (in thousands)                   2                8                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.892           $7.835               --
Accumulation unit value at end of period      $8.121           $8.892               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.987          $11.466          $10.381
Accumulation unit value at end of period     $11.836          $12.987          $11.466
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8                7
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.042           $7.739               --
Accumulation unit value at end of period      $8.777           $9.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.034           $8.601               --
Accumulation unit value at end of period      $9.725          $10.034               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.310           $7.996               --
Accumulation unit value at end of period      $9.005           $9.310               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.880           $7.639               --
Accumulation unit value at end of period      $8.577           $8.880               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               22               --


                        APP I-155

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.801           $7.589               --
Accumulation unit value at end of period      $8.479           $8.801               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.013           $9.506           $8.642
Accumulation unit value at end of period     $10.599          $11.013           $9.506
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.706           $7.530               --
Accumulation unit value at end of period      $8.362           $8.706               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.814           $9.372               --
Accumulation unit value at end of period     $10.366          $10.814               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               20               --
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.282           $7.537               --
Accumulation unit value at end of period      $9.036           $9.282               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.056           $8.992               --
Accumulation unit value at end of period     $10.747          $11.056               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.254           $7.541               --
Accumulation unit value at end of period      $8.977           $9.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                  46               30               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.116           $7.439           $6.757
Accumulation unit value at end of period      $8.830           $9.116           $7.439
Number of accumulation units outstanding
 at end of period (in thousands)                  19               10                4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.034           $7.391               --
Accumulation unit value at end of period      $8.729           $9.034               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.748           $8.802           $8.007
Accumulation unit value at end of period     $10.375          $10.748           $8.802
Number of accumulation units outstanding
 at end of period (in thousands)                   5               18               26


                        APP I-156

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.936           $7.333               --
Accumulation unit value at end of period      $8.609           $8.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                  36               27               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.554           $8.678           $7.906
Accumulation unit value at end of period     $10.147          $10.554           $8.678
Number of accumulation units outstanding
 at end of period (in thousands)                  28               30               28
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.389           $6.596               --
Accumulation unit value at end of period      $9.070           $8.389               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.446           $7.439               --
Accumulation unit value at end of period     $10.198           $9.446               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.283           $6.536               --
Accumulation unit value at end of period      $8.924           $8.283               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.691           $6.868               --
Accumulation unit value at end of period      $9.349           $8.691               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.543           $6.768               --
Accumulation unit value at end of period      $9.168           $8.543               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.133           $6.450           $5.019
Accumulation unit value at end of period      $8.719           $8.133           $6.450
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.451           $6.715               --
Accumulation unit value at end of period      $9.042           $8.451               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.016           $6.382           $4.974
Accumulation unit value at end of period      $8.559           $8.016           $6.382
Number of accumulation units outstanding
 at end of period (in thousands)                  13                9                9


                        APP I-157

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.372           $8.604               --
Accumulation unit value at end of period      $9.591          $10.372               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.316          $17.710               --
Accumulation unit value at end of period     $19.683          $21.316               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.320           $6.926               --
Accumulation unit value at end of period      $7.667           $8.320               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               28               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.008           $6.676               --
Accumulation unit value at end of period      $7.368           $8.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.185           $8.513           $7.720
Accumulation unit value at end of period      $9.349          $10.185           $8.513
Number of accumulation units outstanding
 at end of period (in thousands)                  12               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.894           $9.115           $8.269
Accumulation unit value at end of period      $9.989          $10.894           $9.115
Number of accumulation units outstanding
 at end of period (in thousands)                   4               32               27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.112           $8.477               --
Accumulation unit value at end of period      $9.253          $10.112               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.698           $8.986           $8.166
Accumulation unit value at end of period      $9.770          $10.698           $8.986
Number of accumulation units outstanding
 at end of period (in thousands)                  11               16               12
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $14.115          $12.325               --
Accumulation unit value at end of period     $13.730          $14.115               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.084          $12.316          $11.185
Accumulation unit value at end of period     $13.679          $14.084          $12.316
Number of accumulation units outstanding
 at end of period (in thousands)                  12                9               --


                        APP I-158

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.042          $12.304               --
Accumulation unit value at end of period     $13.611          $14.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.010          $12.295          $11.182
Accumulation unit value at end of period     $13.560          $14.010          $12.295
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.958          $12.280               --
Accumulation unit value at end of period     $13.476          $13.958               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.937          $12.274               --
Accumulation unit value at end of period     $13.443          $13.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.896          $12.262               --
Accumulation unit value at end of period     $13.376          $13.896               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.855          $12.250          $11.175
Accumulation unit value at end of period     $13.309          $13.855          $12.250
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $13.054          $12.007               --
Accumulation unit value at end of period     $14.506          $13.054               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.381          $10.484           $9.943
Accumulation unit value at end of period     $12.628          $11.381          $10.484
Number of accumulation units outstanding
 at end of period (in thousands)                  48               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.212          $13.118               --
Accumulation unit value at end of period     $15.738          $14.212               --
Number of accumulation units outstanding
 at end of period (in thousands)                  88               87               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.071          $13.008          $12.355
Accumulation unit value at end of period     $15.559          $14.071          $13.008
Number of accumulation units outstanding
 at end of period (in thousands)                  79               41               23


                        APP I-159

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.635          $11.709          $11.133
Accumulation unit value at end of period     $13.936          $12.635          $11.709
Number of accumulation units outstanding
 at end of period (in thousands)                  54               45               17
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.749          $12.754          $12.131
Accumulation unit value at end of period     $15.149          $13.749          $12.754
Number of accumulation units outstanding
 at end of period (in thousands)                  56               78               77
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.499          $11.618          $11.060
Accumulation unit value at end of period     $13.745          $12.499          $11.618
Number of accumulation units outstanding
 at end of period (in thousands)                  37               33                8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.389          $12.470          $11.881
Accumulation unit value at end of period     $14.694          $13.389          $12.470
Number of accumulation units outstanding
 at end of period (in thousands)                 127               83               69
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $13.821          $12.750               --
Accumulation unit value at end of period     $14.339          $13.821               --
Number of accumulation units outstanding
 at end of period (in thousands)                 233               55               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.323          $11.385          $10.869
Accumulation unit value at end of period     $12.766          $12.323          $11.385
Number of accumulation units outstanding
 at end of period (in thousands)                  43               28               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.932          $11.972          $11.438
Accumulation unit value at end of period     $13.370          $12.932          $11.972
Number of accumulation units outstanding
 at end of period (in thousands)                 205              123               22
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.574          $12.585          $12.031
Accumulation unit value at end of period     $14.013          $13.574          $12.585
Number of accumulation units outstanding
 at end of period (in thousands)                 505              357              141
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.452          $12.503          $11.966
Accumulation unit value at end of period     $13.852          $13.452          $12.503
Number of accumulation units outstanding
 at end of period (in thousands)                 172              124               53
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.918          $12.950          $12.398
Accumulation unit value at end of period     $14.318          $13.918          $12.950
Number of accumulation units outstanding
 at end of period (in thousands)                  72               70               39


                        APP I-160

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.307          $12.406          $11.887
Accumulation unit value at end of period     $13.662          $13.307          $12.406
Number of accumulation units outstanding
 at end of period (in thousands)                 161              110               29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.667          $12.767          $12.243
Accumulation unit value at end of period     $14.004          $13.667          $12.767
Number of accumulation units outstanding
 at end of period (in thousands)                 316              224              192
PIONEER CULLEN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.206          $10.587               --
Accumulation unit value at end of period     $10.689          $11.206               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.192          $10.584               --
Accumulation unit value at end of period     $10.659          $11.192               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.173          $10.580               --
Accumulation unit value at end of period     $10.620          $11.173               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.159          $10.577               --
Accumulation unit value at end of period     $10.590          $11.159               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.135          $10.572               --
Accumulation unit value at end of period     $10.542          $11.135               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.126          $10.570               --
Accumulation unit value at end of period     $10.522          $11.126               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.107          $10.566               --
Accumulation unit value at end of period     $10.483          $11.107               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.088          $10.563               --
Accumulation unit value at end of period     $10.445          $11.088               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-161

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.479           $9.022               --
Accumulation unit value at end of period      $7.939          $10.479               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.822           $7.606               --
Accumulation unit value at end of period      $6.673           $8.822               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.347           $8.938               --
Accumulation unit value at end of period      $7.811          $10.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.290           $8.903           $7.865
Accumulation unit value at end of period      $7.757          $10.290           $8.903
Number of accumulation units outstanding
 at end of period (in thousands)                  48               42                3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.845           $8.539               --
Accumulation unit value at end of period      $7.402           $9.845               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.160           $8.821               --
Accumulation unit value at end of period      $7.632          $10.160               --
Number of accumulation units outstanding
 at end of period (in thousands)                  32               31               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.739           $8.472           $7.501
Accumulation unit value at end of period      $7.301           $9.739           $8.472
Number of accumulation units outstanding
 at end of period (in thousands)                  28               25                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.013           $8.728           $7.734
Accumulation unit value at end of period      $7.491          $10.013           $8.728
Number of accumulation units outstanding
 at end of period (in thousands)                  50               36               34
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.996               --               --
Accumulation unit value at end of period     $19.148               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.947               --               --
Accumulation unit value at end of period     $19.067               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-162

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.882               --               --
Accumulation unit value at end of period     $18.960               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.833               --               --
Accumulation unit value at end of period     $18.880               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.752               --               --
Accumulation unit value at end of period     $18.747               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.720               --               --
Accumulation unit value at end of period     $18.694               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.655               --               --
Accumulation unit value at end of period     $18.589               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.591               --               --
Accumulation unit value at end of period     $18.484               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.083           $7.849               --
Accumulation unit value at end of period      $8.667           $9.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.707           $8.401               --
Accumulation unit value at end of period      $9.248           $9.707               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.655           $8.373               --
Accumulation unit value at end of period      $9.181           $9.655               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.920           $7.747           $6.945
Accumulation unit value at end of period      $8.469           $8.920           $7.747
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --


                        APP I-163

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.840           $7.697           $6.907
Accumulation unit value at end of period      $8.372           $8.840           $7.697
Number of accumulation units outstanding
 at end of period (in thousands)                  10                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.999           $9.586               --
Accumulation unit value at end of period     $10.406          $10.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.745           $7.637           $6.862
Accumulation unit value at end of period      $8.257           $8.745           $7.637
Number of accumulation units outstanding
 at end of period (in thousands)                   2                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.800           $9.451           $8.498
Accumulation unit value at end of period     $10.177          $10.800           $9.451
Number of accumulation units outstanding
 at end of period (in thousands)                  30                8                1
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.993           $7.637               --
Accumulation unit value at end of period      $8.449           $8.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.215           $8.688               --
Accumulation unit value at end of period      $9.584          $10.215               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.161           $8.659               --
Accumulation unit value at end of period      $9.514          $10.161               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.832           $7.538               --
Accumulation unit value at end of period      $8.257           $8.832               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.752           $7.489               --
Accumulation unit value at end of period      $8.162           $8.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.026           $9.444           $8.644
Accumulation unit value at end of period     $10.273          $11.026           $9.444
Number of accumulation units outstanding
 at end of period (in thousands)                   9               15                8


                        APP I-164

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.658           $7.430           $6.807
Accumulation unit value at end of period      $8.050           $8.658           $7.430
Number of accumulation units outstanding
 at end of period (in thousands)                  31               24               11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.827           $9.310           $8.536
Accumulation unit value at end of period     $10.047          $10.827           $9.310
Number of accumulation units outstanding
 at end of period (in thousands)                  31               27               31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $21.046          $16.325               --
Accumulation unit value at end of period     $21.238          $21.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.988          $16.305               --
Accumulation unit value at end of period     $21.149          $20.988               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.912          $16.278               --
Accumulation unit value at end of period     $21.030          $20.912               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.855          $16.258               --
Accumulation unit value at end of period     $20.941          $20.855               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.760          $16.225               --
Accumulation unit value at end of period     $20.794          $20.760               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.722          $16.212               --
Accumulation unit value at end of period     $20.735          $20.722               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.647          $16.185          $14.939
Accumulation unit value at end of period     $20.618          $20.647          $16.185
Number of accumulation units outstanding
 at end of period (in thousands)                   1                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.572          $16.158          $14.926
Accumulation unit value at end of period     $20.502          $20.572          $16.158
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --


                        APP I-165

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $13.408          $12.008               --
Accumulation unit value at end of period     $13.826          $13.408               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.595          $11.297               --
Accumulation unit value at end of period     $12.968          $12.595               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.209          $11.871               --
Accumulation unit value at end of period     $13.573          $13.209               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.307          $11.978          $11.076
Accumulation unit value at end of period     $13.654          $13.307          $11.978
Number of accumulation units outstanding
 at end of period (in thousands)                  22               31               15
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.050          $11.776               --
Accumulation unit value at end of period     $13.357          $13.050               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.804          $12.468               --
Accumulation unit value at end of period     $14.114          $13.804               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               20               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.910          $11.684               --
Accumulation unit value at end of period     $13.174          $12.910               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.554          $12.292          $11.401
Accumulation unit value at end of period     $13.803          $13.554          $12.292
Number of accumulation units outstanding
 at end of period (in thousands)                  32               22               23
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.237          $17.918               --
Accumulation unit value at end of period     $18.495          $19.237               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.185          $17.896               --
Accumulation unit value at end of period     $18.417          $19.185               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-166

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.115          $17.866               --
Accumulation unit value at end of period     $18.313          $19.115               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.063          $17.844          $15.344
Accumulation unit value at end of period     $18.236          $19.063          $17.844
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.976          $17.807               --
Accumulation unit value at end of period     $18.107          $18.976               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.942          $17.793               --
Accumulation unit value at end of period     $18.056          $18.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.873          $17.764               --
Accumulation unit value at end of period     $17.955          $18.873               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.804          $17.734               --
Accumulation unit value at end of period     $17.854          $18.804               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                3               --
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.448          $16.209               --
Accumulation unit value at end of period     $19.858          $19.448               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.395          $16.189               --
Accumulation unit value at end of period     $19.774          $19.395               --
Number of accumulation units outstanding
 at end of period (in thousands)                  26               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.325          $16.163               --
Accumulation unit value at end of period     $19.663          $19.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.272          $16.143          $14.379
Accumulation unit value at end of period     $19.580          $19.272          $16.143
Number of accumulation units outstanding
 at end of period (in thousands)                   8                6                2


                                    APP I-167

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.184          $16.110               --
Accumulation unit value at end of period     $19.442          $19.184               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.149          $16.096               --
Accumulation unit value at end of period     $19.387          $19.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.080          $16.070          $14.346
Accumulation unit value at end of period     $19.278          $19.080          $16.070
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.010          $16.043          $14.334
Accumulation unit value at end of period     $19.170          $19.010          $16.043
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1                1
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.246           $8.210               --
Accumulation unit value at end of period      $9.417           $9.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.272           $9.134               --
Accumulation unit value at end of period     $10.445          $10.272               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.217           $9.103               --
Accumulation unit value at end of period     $10.369          $10.217               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.081           $8.103               --
Accumulation unit value at end of period      $9.202           $9.081               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.999           $8.050               --
Accumulation unit value at end of period      $9.097           $8.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.332          $10.147               --
Accumulation unit value at end of period     $11.443          $11.332               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-168

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.902           $7.988               --
Accumulation unit value at end of period      $8.972           $8.902               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.126          $10.003           $9.220
Accumulation unit value at end of period     $11.191          $11.126          $10.003
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2                1
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.699          $11.204               --
Accumulation unit value at end of period     $13.099          $12.699               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.552          $11.091               --
Accumulation unit value at end of period     $12.928          $12.552               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.485          $11.054               --
Accumulation unit value at end of period     $12.833          $12.485               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.478          $11.064           $9.945
Accumulation unit value at end of period     $12.807          $12.478          $11.064
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.369          $10.995               --
Accumulation unit value at end of period     $12.663          $12.369               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.722          $12.210          $10.991
Accumulation unit value at end of period     $14.035          $13.722          $12.210
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.239          $10.912               --
Accumulation unit value at end of period     $12.493          $12.239               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.474          $12.037               --
Accumulation unit value at end of period     $13.726          $13.474               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                2               --


                        APP I-169

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of       $9.176           $7.731               --
 period
Accumulation unit value at end of period      $7.226           $9.176               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of       $9.849           $8.310           $7.583
 period
Accumulation unit value at end of period      $7.744           $9.849           $8.310
Number of accumulation units outstanding          21               12               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of       $9.061           $7.660               --
 period
Accumulation unit value at end of period      $7.110           $9.061               --
Number of accumulation units outstanding           5               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of       $9.012           $7.630               --
 period
Accumulation unit value at end of period      $7.061           $9.012               --
Number of accumulation units outstanding          --                2               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of       $8.931           $7.581               --
 period
Accumulation unit value at end of period      $6.980           $8.931               --
Number of accumulation units outstanding          13               14               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of       $8.899           $7.561               --
 period
Accumulation unit value at end of period      $6.948           $8.899               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of       $8.835           $7.521               --
 period
Accumulation unit value at end of period      $6.884           $8.835               --
Number of accumulation units outstanding           3                1               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of       $8.771           $7.482               --
 period
Accumulation unit value at end of period      $6.821           $8.771               --
Number of accumulation units outstanding           4                2               --
 at end of period (in thousands)
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of      $10.367               --               --  (a)
 period
Accumulation unit value at end of period      $9.452               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of      $10.364               --               --  (a)
 period
Accumulation unit value at end of period      $9.440               --               --
Number of accumulation units outstanding          --               --               --
 at end of period (in thousands)


                        APP I-170

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.360               --               --(a)
Accumulation unit value at end of period      $9.423               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.356               --               --(a)
Accumulation unit value at end of period      $9.410               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.351               --               --(a)
Accumulation unit value at end of period      $9.390               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.349               --               --(a)
Accumulation unit value at end of period      $9.381               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.344               --               --(a)
Accumulation unit value at end of period      $9.365               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.340               --               --(a)
Accumulation unit value at end of period      $9.348               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $23.704          $18.632               --
Accumulation unit value at end of period     $21.916          $23.704               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $23.639          $18.609               --
Accumulation unit value at end of period     $21.823          $23.639               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $23.553          $18.579               --
Accumulation unit value at end of period     $21.700          $23.553               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $23.489          $18.556          $16.174
Accumulation unit value at end of period     $21.609          $23.489          $18.556
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --


                        APP I-171

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $23.382          $18.518               --
Accumulation unit value at end of period     $21.457          $23.382               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $23.340          $18.502               --
Accumulation unit value at end of period     $21.396          $23.340               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $23.255          $18.472          $16.137
Accumulation unit value at end of period     $21.276          $23.255          $18.472
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.170          $18.442          $16.124
Accumulation unit value at end of period     $21.156          $23.170          $18.442
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2               --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $22.445          $17.483               --
Accumulation unit value at end of period     $21.551          $22.445               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $22.384          $17.462               --
Accumulation unit value at end of period     $21.460          $22.384               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $22.303          $17.433               --
Accumulation unit value at end of period     $21.339          $22.303               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $22.242          $17.412               --
Accumulation unit value at end of period     $21.249          $22.242               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $22.141          $17.376               --
Accumulation unit value at end of period     $21.100          $22.141               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $22.101          $17.362               --
Accumulation unit value at end of period     $21.040          $22.101               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --


                        APP I-172

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $22.020          $17.333               --
Accumulation unit value at end of period     $20.922          $22.020               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.940          $17.305          $15.495
Accumulation unit value at end of period     $20.804          $21.940          $17.305
Number of accumulation units outstanding
 at end of period (in thousands)                   5                2               --
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.454          $10.191               --
Accumulation unit value at end of period     $11.447          $10.454               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.441          $10.188               --
Accumulation unit value at end of period     $11.415          $10.441               --
Number of accumulation units outstanding
 at end of period (in thousands)                  52               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.423          $10.184               --
Accumulation unit value at end of period     $11.373          $10.423               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.410          $10.181               --
Accumulation unit value at end of period     $11.342          $10.410               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.388          $10.177               --
Accumulation unit value at end of period     $11.290          $10.388               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.379          $10.175               --
Accumulation unit value at end of period     $11.269          $10.379               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.361          $10.171               --
Accumulation unit value at end of period     $11.227          $10.361               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.344          $10.167               --
Accumulation unit value at end of period     $11.186          $10.344               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-173

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $20.936          $17.010               --
Accumulation unit value at end of period     $20.523          $20.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.879          $16.989               --
Accumulation unit value at end of period     $20.437          $20.879               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.803          $16.961               --
Accumulation unit value at end of period     $20.322          $20.803               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.747          $16.940               --
Accumulation unit value at end of period     $20.236          $20.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.652          $16.905               --
Accumulation unit value at end of period     $20.093          $20.652               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.615          $16.892               --
Accumulation unit value at end of period     $20.037          $20.615               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.540          $16.864          $15.347
Accumulation unit value at end of period     $19.924          $20.540          $16.864
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.465          $16.836          $15.334
Accumulation unit value at end of period     $19.812          $20.465          $16.836
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $22.046          $17.662               --
Accumulation unit value at end of period     $20.384          $22.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $21.986          $17.640               --
Accumulation unit value at end of period     $20.298          $21.986               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-174

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $21.906          $17.611               --
Accumulation unit value at end of period     $20.184          $21.906               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $21.846          $17.589               --
Accumulation unit value at end of period     $20.098          $21.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $21.747          $17.553               --
Accumulation unit value at end of period     $19.957          $21.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $21.708          $17.539               --
Accumulation unit value at end of period     $19.901          $21.708               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $21.629          $17.510          $15.777
Accumulation unit value at end of period     $19.789          $21.629          $17.510
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $21.550          $17.481               --
Accumulation unit value at end of period     $19.677          $21.550               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.078          $15.062               --
Accumulation unit value at end of period     $16.609          $17.078               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.031          $15.043               --
Accumulation unit value at end of period     $16.539          $17.031               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $16.969          $15.019               --
Accumulation unit value at end of period     $16.446          $16.969               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.923          $15.000               --
Accumulation unit value at end of period     $16.376          $16.923               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                1               --


                        APP I-175

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.846          $14.969               --
Accumulation unit value at end of period     $16.261          $16.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.815          $14.957          $13.621
Accumulation unit value at end of period     $16.215          $16.815          $14.957
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.754          $14.932               --
Accumulation unit value at end of period     $16.124          $16.754               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.693          $14.908          $13.598
Accumulation unit value at end of period     $16.033          $16.693          $14.908
Number of accumulation units outstanding
 at end of period (in thousands)                   7                2               --
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $14.192          $12.885               --
Accumulation unit value at end of period     $14.466          $14.192               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.153          $12.869               --
Accumulation unit value at end of period     $14.405          $14.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.102          $12.848               --
Accumulation unit value at end of period     $14.324          $14.102               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.063          $12.832               --
Accumulation unit value at end of period     $14.263          $14.063               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $13.999          $12.806               --
Accumulation unit value at end of period     $14.163          $13.999               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $13.974          $12.795          $11.925
Accumulation unit value at end of period     $14.123          $13.974          $12.795
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-176

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $13.923          $12.774               --
Accumulation unit value at end of period     $14.043          $13.923               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $13.872          $12.753          $11.905
Accumulation unit value at end of period     $13.964          $13.872          $12.753
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.662          $17.262               --
Accumulation unit value at end of period     $18.288          $19.662               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.609          $17.241               --
Accumulation unit value at end of period     $18.211          $19.609               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.537          $17.213               --
Accumulation unit value at end of period     $18.108          $19.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.484          $17.191               --
Accumulation unit value at end of period     $18.032          $19.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.395          $17.156               --
Accumulation unit value at end of period     $17.905          $19.395               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.360          $17.142               --
Accumulation unit value at end of period     $17.854          $19.360               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.290          $17.114               --
Accumulation unit value at end of period     $17.754          $19.290               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $19.219          $17.086               --
Accumulation unit value at end of period     $17.654          $19.219               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-177

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.443          $16.163               --
Accumulation unit value at end of period     $17.459          $18.443               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.392          $16.143               --
Accumulation unit value at end of period     $17.386          $18.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.325          $16.117               --
Accumulation unit value at end of period     $17.288          $18.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.275          $16.097               --
Accumulation unit value at end of period     $17.215          $18.275               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.192          $16.064               --
Accumulation unit value at end of period     $17.094          $18.192               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.159          $16.050          $14.490
Accumulation unit value at end of period     $17.045          $18.159          $16.050
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.093          $16.024               --
Accumulation unit value at end of period     $16.949          $18.093               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.027          $15.998          $14.467
Accumulation unit value at end of period     $16.854          $18.027          $15.998
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.723          $14.009               --
Accumulation unit value at end of period     $15.716          $15.723               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.680          $13.991               --
Accumulation unit value at end of period     $15.650          $15.680               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-178

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.623          $13.968               --
Accumulation unit value at end of period     $15.562          $15.623               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.580          $13.951               --
Accumulation unit value at end of period     $15.496          $15.580               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.509          $13.922               --
Accumulation unit value at end of period     $15.387          $15.509               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.481          $13.911          $12.784
Accumulation unit value at end of period     $15.344          $15.481          $13.911
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.424          $13.888               --
Accumulation unit value at end of period     $15.257          $15.424               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.368          $13.865          $12.763
Accumulation unit value at end of period     $15.171          $15.368          $13.865
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.801           $7.681               --
Accumulation unit value at end of period      $8.691           $8.801               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.566           $8.361               --
Accumulation unit value at end of period      $9.433           $9.566               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.689           $7.610               --
Accumulation unit value at end of period      $8.551           $8.689               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.642           $7.580           $6.797
Accumulation unit value at end of period      $8.492           $8.642           $7.580
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10                7


                        APP I-179

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.393           $7.380               --
Accumulation unit value at end of period      $8.227           $8.393               --
Number of accumulation units outstanding
 at end of period (in thousands)                  34               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.532           $7.510               --
Accumulation unit value at end of period      $8.355           $8.532               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.302           $7.322           $6.581
Accumulation unit value at end of period      $8.114           $8.302           $7.322
Number of accumulation units outstanding
 at end of period (in thousands)                  23               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $8.409           $7.431               --
Accumulation unit value at end of period      $8.201           $8.409               --
Number of accumulation units outstanding
 at end of period (in thousands)                  31               33               --
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.841           $8.459               --
Accumulation unit value at end of period      $9.698           $9.841               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.178           $8.761               --
Accumulation unit value at end of period     $10.014          $10.178               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.717           $8.381               --
Accumulation unit value at end of period      $9.542           $9.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.664           $8.348           $7.331
Accumulation unit value at end of period      $9.475           $9.664           $8.348
Number of accumulation units outstanding
 at end of period (in thousands)                  31               31                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.384           $8.126           $7.144
Accumulation unit value at end of period      $9.178           $9.384           $8.126
Number of accumulation units outstanding
 at end of period (in thousands)                  48               29               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.541           $8.271               --
Accumulation unit value at end of period      $9.323           $9.541               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7               12               --


                        APP I-180

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.283           $8.063           $7.097
Accumulation unit value at end of period      $9.052           $9.283           $8.063
Number of accumulation units outstanding
 at end of period (in thousands)                  21               20                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.403           $8.184           $7.210
Accumulation unit value at end of period      $9.151           $9.403           $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                  84               33               19
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.006          $17.517               --
Accumulation unit value at end of period     $16.590          $19.006               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.224           $8.514           $7.792
Accumulation unit value at end of period      $8.040           $9.224           $8.514
Number of accumulation units outstanding
 at end of period (in thousands)                  21               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.824          $10.936               --
Accumulation unit value at end of period     $10.285          $11.824               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               14               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.540          $17.173               --
Accumulation unit value at end of period     $16.103          $18.540               --
Number of accumulation units outstanding
 at end of period (in thousands)                 584              496               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.162           $8.507               --
Accumulation unit value at end of period      $7.937           $9.162               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.347          $17.054          $15.651
Accumulation unit value at end of period     $15.879          $18.347          $17.054
Number of accumulation units outstanding
 at end of period (in thousands)                  57               50               33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.063           $8.441               --
Accumulation unit value at end of period      $7.828           $9.063               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.346          $16.188          $14.880
Accumulation unit value at end of period     $14.953          $17.346          $16.188
Number of accumulation units outstanding
 at end of period (in thousands)                  29               26               23


                        APP I-181

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $14.997          $13.309               --
Accumulation unit value at end of period     $14.641          $14.997               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               32               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $13.446          $11.951               --
Accumulation unit value at end of period     $13.107          $13.446               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.375          $11.911               --
Accumulation unit value at end of period     $13.012          $13.375               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.736          $13.143          $12.549
Accumulation unit value at end of period     $14.314          $14.736          $13.143
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.607          $13.061               --
Accumulation unit value at end of period     $14.154          $14.607               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               18               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.256          $14.550               --
Accumulation unit value at end of period     $15.736          $16.256               --
Number of accumulation units outstanding
 at end of period (in thousands)                  23                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.454          $12.963          $12.405
Accumulation unit value at end of period     $13.964          $14.454          $12.963
Number of accumulation units outstanding
 at end of period (in thousands)                  17               13                6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $15.962          $14.344          $13.738
Accumulation unit value at end of period     $15.389          $15.962          $14.344
Number of accumulation units outstanding
 at end of period (in thousands)                  73               57               44
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.644          $16.772               --
Accumulation unit value at end of period     $15.795          $17.644               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.595          $16.751               --
Accumulation unit value at end of period     $15.728          $17.595               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-182

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.531          $16.724               --
Accumulation unit value at end of period     $15.639          $17.531               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.484          $16.703               --
Accumulation unit value at end of period     $15.573          $17.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.404          $16.669               --
Accumulation unit value at end of period     $15.464          $17.404               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.373          $16.655               --
Accumulation unit value at end of period     $15.420          $17.373               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.309          $16.628               --
Accumulation unit value at end of period     $15.333          $17.309               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.246          $16.601               --
Accumulation unit value at end of period     $15.247          $17.246               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.794           $9.597               --
Accumulation unit value at end of period     $10.658          $10.794               --
Number of accumulation units outstanding
 at end of period (in thousands)                  50               48               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.497          $14.690               --
Accumulation unit value at end of period     $16.265          $16.497               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.653           $9.505               --
Accumulation unit value at end of period     $10.482          $10.653               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.593           $9.466               --
Accumulation unit value at end of period     $10.408          $10.593               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20                3               --


                        APP I-183

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.318          $14.618               --
Accumulation unit value at end of period     $15.992          $16.318               --
Number of accumulation units outstanding
 at end of period (in thousands)                  45               58               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.455           $9.375           $8.639
Accumulation unit value at end of period     $10.236          $10.455           $9.375
Number of accumulation units outstanding
 at end of period (in thousands)                  10                8                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.229          $14.582               --
Accumulation unit value at end of period     $15.857          $16.229               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299           $9.272           $8.558
Accumulation unit value at end of period     $10.043          $10.299           $9.272
Number of accumulation units outstanding
 at end of period (in thousands)                  11                3                1
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.482               --               --  (a)
Accumulation unit value at end of period     $10.680               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.478               --               --  (a)
Accumulation unit value at end of period     $10.666               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.474               --               --  (a)
Accumulation unit value at end of period     $10.647               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.470               --               --  (a)
Accumulation unit value at end of period     $10.633               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.465               --               --  (a)
Accumulation unit value at end of period     $10.609               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.463               --               --  (a)
Accumulation unit value at end of period     $10.600               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-184

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.458               --               --  (a)
Accumulation unit value at end of period     $10.581               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.454               --               --  (a)
Accumulation unit value at end of period     $10.562               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.083           $8.929               --
Accumulation unit value at end of period      $8.546          $10.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.346          $18.045               --
Accumulation unit value at end of period     $17.220          $20.346               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.951           $8.843           $7.997
Accumulation unit value at end of period      $8.405           $9.951           $8.843
Number of accumulation units outstanding
 at end of period (in thousands)                  82               62               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.895           $8.807               --
Accumulation unit value at end of period      $8.345           $9.895               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.125          $17.956          $16.266
Accumulation unit value at end of period     $16.930          $20.125          $17.956
Number of accumulation units outstanding
 at end of period (in thousands)                   8                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.766           $8.722               --
Accumulation unit value at end of period      $8.207           $9.766               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.015          $17.912               --
Accumulation unit value at end of period     $16.788          $20.015               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.620           $8.626           $7.830
Accumulation unit value at end of period      $8.052           $9.620           $8.626
Number of accumulation units outstanding
 at end of period (in thousands)                  32               10                2


                                    APP I-185

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.934          $11.009               --
Accumulation unit value at end of period     $10.560          $11.934               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.919          $11.006               --
Accumulation unit value at end of period     $10.531          $11.919               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.899          $11.002               --
Accumulation unit value at end of period     $10.492          $11.899               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.883          $10.999               --
Accumulation unit value at end of period     $10.463          $11.883               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.858          $10.994               --
Accumulation unit value at end of period     $10.415          $11.858               --
Number of accumulation units outstanding
 at end of period (in thousands)                  67               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.848          $10.992               --
Accumulation unit value at end of period     $10.395          $11.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.828          $10.988               --
Accumulation unit value at end of period     $10.357          $11.828               --
Number of accumulation units outstanding
 at end of period (in thousands)                   8               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.808          $10.984               --
Accumulation unit value at end of period     $10.319          $11.808               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.153          $10.540               --
Accumulation unit value at end of period     $10.851          $11.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.139          $10.537               --
Accumulation unit value at end of period     $10.821          $11.139               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-186

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.120          $10.533               --
Accumulation unit value at end of period     $10.781          $11.120               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.106          $10.531               --
Accumulation unit value at end of period     $10.751          $11.106               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.082          $10.526               --
Accumulation unit value at end of period     $10.702          $11.082               --
Number of accumulation units outstanding
 at end of period (in thousands)                  20               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.073          $10.524               --
Accumulation unit value at end of period     $10.682          $11.073               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.054          $10.520               --
Accumulation unit value at end of period     $10.643          $11.054               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.036          $10.516               --
Accumulation unit value at end of period     $10.603          $11.036               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.196          $10.133               --
Accumulation unit value at end of period     $11.391          $11.196               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.112          $13.698               --
Accumulation unit value at end of period     $15.352          $15.112               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.050          $10.036               --
Accumulation unit value at end of period     $11.203          $11.050               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.988           $9.995               --
Accumulation unit value at end of period     $11.123          $10.988               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                8               --


                        APP I-187

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.948          $13.631               --
Accumulation unit value at end of period     $15.094          $14.948               --
Number of accumulation units outstanding
 at end of period (in thousands)                  70              100               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.844           $9.899           $9.200
Accumulation unit value at end of period     $10.939          $10.844           $9.899
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.867          $13.597               --
Accumulation unit value at end of period     $14.967          $14.867               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.683           $9.790           $9.114
Accumulation unit value at end of period     $10.733          $10.683           $9.790
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                2
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.121           $8.981               --
Accumulation unit value at end of period     $10.212          $10.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.390          $16.344               --
Accumulation unit value at end of period     $18.527          $18.390               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.989           $8.895               --
Accumulation unit value at end of period     $10.043           $9.989               --
Number of accumulation units outstanding
 at end of period (in thousands)                  22               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.933           $8.858               --
Accumulation unit value at end of period      $9.972           $9.933               --
Number of accumulation units outstanding
 at end of period (in thousands)                  37               41               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.190          $16.263               --
Accumulation unit value at end of period     $18.216          $18.190               --
Number of accumulation units outstanding
 at end of period (in thousands)                  33                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $8.963           $8.022               --
Accumulation unit value at end of period      $8.967           $8.963               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-188

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.091          $16.223          $14.640
Accumulation unit value at end of period     $18.062          $18.091          $16.223
Number of accumulation units outstanding
 at end of period (in thousands)                   7                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.657           $8.677           $7.837
Accumulation unit value at end of period      $9.622           $9.657           $8.677
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.852           $8.449               --
Accumulation unit value at end of period      $9.285           $9.852               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.849          $17.049               --
Accumulation unit value at end of period     $18.680          $19.849               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.723           $8.368               --
Accumulation unit value at end of period      $9.132           $9.723               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.668           $8.333               --
Accumulation unit value at end of period      $9.067           $9.668               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.634          $16.965               --
Accumulation unit value at end of period     $18.366          $19.634               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.542           $8.253           $7.454
Accumulation unit value at end of period      $8.917           $9.542           $8.253
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.527          $16.923               --
Accumulation unit value at end of period     $18.211          $19.527               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.400           $8.163           $7.384
Accumulation unit value at end of period      $8.749           $9.400           $8.163
Number of accumulation units outstanding
 at end of period (in thousands)                   3                1               --


                        APP I-189

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.593          $10.895               --
Accumulation unit value at end of period     $12.412          $11.593               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.579          $10.892               --
Accumulation unit value at end of period     $12.377          $11.579               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.559          $10.888               --
Accumulation unit value at end of period     $12.332          $11.559               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.544          $10.885               --
Accumulation unit value at end of period     $12.298          $11.544               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.520          $10.880               --
Accumulation unit value at end of period     $12.241          $11.520               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.510          $10.878               --
Accumulation unit value at end of period     $12.218          $11.510               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.491          $10.874               --
Accumulation unit value at end of period     $12.173          $11.491               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.471          $10.870               --
Accumulation unit value at end of period     $12.129          $11.471               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
THE HARTFORD FUNDAMENTAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.196               --               --  (a)
Accumulation unit value at end of period      $8.948               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.193               --               --  (a)
Accumulation unit value at end of period      $8.936               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-190

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.188               --               --  (a)
Accumulation unit value at end of period      $8.920               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.185               --               --  (a)
Accumulation unit value at end of period      $8.908               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.180               --               --  (a)
Accumulation unit value at end of period      $8.888               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.177               --               --  (a)
Accumulation unit value at end of period      $8.880               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.173               --               --  (a)
Accumulation unit value at end of period      $8.865               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.169               --               --  (a)
Accumulation unit value at end of period      $8.849               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.000               --               --  (b)
Accumulation unit value at end of period      $8.938               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.929               --               --  (b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.918               --               --  (b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.909               --               --  (b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-191

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.895               --               --(b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.889               --               --(b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.878               --               --(b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.000               --               --
Accumulation unit value at end of period      $8.867               --               --(b)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.484           $9.168               --
Accumulation unit value at end of period     $10.033          $10.484               --
Number of accumulation units outstanding
 at end of period (in thousands)                  24               21               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.968          $15.735               --
Accumulation unit value at end of period     $17.168          $17.968               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.347           $9.080               --
Accumulation unit value at end of period      $9.867          $10.347               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.289           $9.042               --
Accumulation unit value at end of period      $9.797          $10.289               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.773          $15.658               --
Accumulation unit value at end of period     $16.880          $17.773               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.155           $8.955           $8.185
Accumulation unit value at end of period      $9.635          $10.155           $8.955
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-192

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.676          $15.619               --
Accumulation unit value at end of period     $16.738          $17.676               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.003           $8.857           $8.109
Accumulation unit value at end of period      $9.454          $10.003           $8.857
Number of accumulation units outstanding
 at end of period (in thousands)                  25               17                2
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.425           $8.900               --
Accumulation unit value at end of period      $9.450          $10.425               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.901          $16.161               --
Accumulation unit value at end of period     $17.107          $18.901               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.289           $8.815               --
Accumulation unit value at end of period      $9.294          $10.289               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.231           $8.778               --
Accumulation unit value at end of period      $9.228          $10.231               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.696          $16.081               --
Accumulation unit value at end of period     $16.820          $18.696               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.097           $8.694               --
Accumulation unit value at end of period      $9.075          $10.097               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.594          $16.042               --
Accumulation unit value at end of period     $16.678          $18.594               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.947           $8.598               --
Accumulation unit value at end of period      $8.904           $9.947               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --


                                    APP I-193

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.073           $9.458               --
Accumulation unit value at end of period     $10.859          $10.073               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.083          $15.123               --
Accumulation unit value at end of period     $17.312          $16.083               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.942           $9.367               --
Accumulation unit value at end of period     $10.680           $9.942               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.886           $9.328               --
Accumulation unit value at end of period     $10.604           $9.886               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.908          $15.048               --
Accumulation unit value at end of period     $17.021          $15.908               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.757           $9.239               --
Accumulation unit value at end of period     $10.429           $9.757               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.821          $15.011               --
Accumulation unit value at end of period     $16.878          $15.821               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.611           $9.137           $8.166
Accumulation unit value at end of period     $10.232           $9.611           $9.137
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.717          $11.069               --
Accumulation unit value at end of period     $13.244          $11.717               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.685          $11.056               --
Accumulation unit value at end of period     $13.188          $11.685               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-194

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.642          $11.037          $10.507
Accumulation unit value at end of period     $13.114          $11.642          $11.037
Number of accumulation units outstanding
 at end of period (in thousands)                  66               61               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.611          $11.024               --
Accumulation unit value at end of period     $13.059          $11.611               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.558          $11.001          $10.490
Accumulation unit value at end of period     $12.967          $11.558          $11.001
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.537          $10.992               --
Accumulation unit value at end of period     $12.930          $11.537               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.495          $10.974               --
Accumulation unit value at end of period     $12.857          $11.495               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.453          $10.956          $10.468
Accumulation unit value at end of period     $12.785          $11.453          $10.956
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                7
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.747           $9.382               --
Accumulation unit value at end of period      $9.273          $10.747               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.182          $10.849               --
Accumulation unit value at end of period     $10.496          $12.182               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.606           $9.292               --
Accumulation unit value at end of period      $9.120          $10.606               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.547           $9.254               --
Accumulation unit value at end of period      $9.055          $10.547               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-195

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.120          $10.837               --
Accumulation unit value at end of period     $10.380          $12.120               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.409           $9.165               --
Accumulation unit value at end of period      $8.906          $10.409               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.089          $10.831               --
Accumulation unit value at end of period     $10.323          $12.089               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.254           $9.064               --
Accumulation unit value at end of period      $8.738          $10.254               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.483               --               --  (a)
Accumulation unit value at end of period      $8.228               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.480               --               --  (a)
Accumulation unit value at end of period      $8.217               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.475               --               --  (a)
Accumulation unit value at end of period      $8.203               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.472               --               --  (a)
Accumulation unit value at end of period      $8.192               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.466               --               --  (a)
Accumulation unit value at end of period      $8.174               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.464               --               --  (a)
Accumulation unit value at end of period      $8.166               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-196

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.460               --               --  (a)
Accumulation unit value at end of period      $8.152               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.455               --               --  (a)
Accumulation unit value at end of period      $8.137               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.153          $11.199               --
Accumulation unit value at end of period     $11.161          $12.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.138          $11.196               --
Accumulation unit value at end of period     $11.130          $12.138               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.117          $11.191               --
Accumulation unit value at end of period     $11.089          $12.117               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.102          $11.188               --
Accumulation unit value at end of period     $11.059          $12.102               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $12.077          $11.183               --
Accumulation unit value at end of period     $11.008          $12.077               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.066          $11.181               --
Accumulation unit value at end of period     $10.987          $12.066               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $12.046          $11.177               --
Accumulation unit value at end of period     $10.947          $12.046               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.026          $11.173               --
Accumulation unit value at end of period     $10.907          $12.026               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                3               --


                        APP I-197

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.359               --               --
Accumulation unit value at end of period      $8.689               --               --  (a)
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.355               --               --  (a)
Accumulation unit value at end of period      $8.678               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.351               --               --  (a)
Accumulation unit value at end of period      $8.662               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.348               --               --  (a)
Accumulation unit value at end of period      $8.651               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.342               --               --  (a)
Accumulation unit value at end of period      $8.632               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.340               --               --  (a)
Accumulation unit value at end of period      $8.624               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.336               --               --  (a)
Accumulation unit value at end of period      $8.609               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.331               --               --  (a)
Accumulation unit value at end of period      $8.593               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.516          $10.516               --
Accumulation unit value at end of period     $10.516          $10.516               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.975           $9.990               --
Accumulation unit value at end of period      $9.960           $9.975               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-198

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
-------------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.379          $10.416               --
Accumulation unit value at end of period     $10.343          $10.379               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.321          $10.373          $10.394
Accumulation unit value at end of period     $10.270          $10.321          $10.373
Number of accumulation units outstanding
 at end of period (in thousands)                 123               82               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.867           $9.941           $9.972
Accumulation unit value at end of period      $9.793           $9.867           $9.941
Number of accumulation units outstanding
 at end of period (in thousands)                   7               26               16
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.186          $10.273          $10.309
Accumulation unit value at end of period     $10.100          $10.186          $10.273
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.813           $9.916           $9.959
Accumulation unit value at end of period      $9.710           $9.813           $9.916
Number of accumulation units outstanding
 at end of period (in thousands)                  50               39               34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.035          $10.161          $10.213
Accumulation unit value at end of period      $9.910          $10.035          $10.161
Number of accumulation units outstanding
 at end of period (in thousands)                  16               11                3
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.019           $8.129               --
Accumulation unit value at end of period      $9.556          $10.019               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.389          $16.567               --
Accumulation unit value at end of period     $19.419          $20.389               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.888           $8.050               --
Accumulation unit value at end of period      $9.398           $9.888               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.832           $8.017           $7.181
Accumulation unit value at end of period      $9.332           $9.832           $8.017
Number of accumulation units outstanding
 at end of period (in thousands)                  19               21               --


                        APP I-199

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.168          $16.485          $14.781
Accumulation unit value at end of period     $19.093          $20.168          $16.485
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                       $9.704           $7.940               --
Accumulation unit value at end of period      $9.177           $9.704               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.058          $16.445          $14.763
Accumulation unit value at end of period     $18.932          $20.058          $16.445
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                       $9.559           $7.853           $7.056
Accumulation unit value at end of period      $9.004           $9.559           $7.853
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4                1
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.139           $9.859               --
Accumulation unit value at end of period     $11.219          $11.139               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.518          $14.642               --
Accumulation unit value at end of period     $16.612          $16.518               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.993           $9.764               --
Accumulation unit value at end of period     $11.034          $10.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.932           $9.724               --
Accumulation unit value at end of period     $10.956          $10.932               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.338          $14.570          $13.385
Accumulation unit value at end of period     $16.333          $16.338          $14.570
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.789           $9.631               --
Accumulation unit value at end of period     $10.775          $10.789               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-200

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.249          $14.534               --
Accumulation unit value at end of period     $16.196          $16.249               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.628           $9.525               --
Accumulation unit value at end of period     $10.572          $10.628               --
Number of accumulation units outstanding
 at end of period (in thousands)                  17                1               --
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $16.848          $14.856               --
Accumulation unit value at end of period     $16.919          $16.848               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $16.802          $14.837               --
Accumulation unit value at end of period     $16.848          $16.802               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $16.741          $14.813          $13.550
Accumulation unit value at end of period     $16.753          $16.741          $14.813
Number of accumulation units outstanding
 at end of period (in thousands)                   8                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $16.695          $14.795               --
Accumulation unit value at end of period     $16.682          $16.695               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $16.619          $14.764          $13.528
Accumulation unit value at end of period     $16.565          $16.619          $14.764
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $16.589          $14.752          $13.522
Accumulation unit value at end of period     $16.518          $16.589          $14.752
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $16.529          $14.728               --
Accumulation unit value at end of period     $16.425          $16.529               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $16.468          $14.704          $13.500
Accumulation unit value at end of period     $16.332          $16.468          $14.704
Number of accumulation units outstanding
 at end of period (in thousands)                  25                4               --


                        APP I-201

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.700           $9.382               --
Accumulation unit value at end of period     $10.584          $10.700               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.450          $15.324               --
Accumulation unit value at end of period     $17.235          $17.450               --
Number of accumulation units outstanding
 at end of period (in thousands)                  29               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.560           $9.292           $8.465
Accumulation unit value at end of period     $10.409          $10.560           $9.292
Number of accumulation units outstanding
 at end of period (in thousands)                   9                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.500           $9.253               --
Accumulation unit value at end of period     $10.335          $10.500               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.260          $15.248          $13.915
Accumulation unit value at end of period     $16.946          $17.260          $15.248
Number of accumulation units outstanding
 at end of period (in thousands)                  41               11               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.363           $9.164           $8.366
Accumulation unit value at end of period     $10.164          $10.363           $9.164
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.166          $15.211               --
Accumulation unit value at end of period     $16.803          $17.166               --
Number of accumulation units outstanding
 at end of period (in thousands)                  38               17               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.209           $9.064           $8.288
Accumulation unit value at end of period      $9.973          $10.209           $9.064
Number of accumulation units outstanding
 at end of period (in thousands)                 101               52                1
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $17.632          $15.506               --
Accumulation unit value at end of period     $17.425          $17.632               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               13               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.584          $15.487               --
Accumulation unit value at end of period     $17.351          $17.584               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --


                        APP I-202

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $17.520          $15.461          $14.090
Accumulation unit value at end of period     $17.254          $17.520          $15.461
Number of accumulation units outstanding
 at end of period (in thousands)                   5                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $17.472          $15.442               --
Accumulation unit value at end of period     $17.181          $17.472               --
Number of accumulation units outstanding
 at end of period (in thousands)                  18               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.393          $15.410          $14.067
Accumulation unit value at end of period     $17.060          $17.393          $15.410
Number of accumulation units outstanding
 at end of period (in thousands)                  73               60               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $17.361          $15.398          $14.061
Accumulation unit value at end of period     $17.012          $17.361          $15.398
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.298          $15.372               --
Accumulation unit value at end of period     $16.916          $17.298               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $17.235          $15.347          $14.038
Accumulation unit value at end of period     $16.821          $17.235          $15.347
Number of accumulation units outstanding
 at end of period (in thousands)                  44               21               --
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.514           $9.145               --
Accumulation unit value at end of period     $10.262          $10.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $17.904          $15.767               --
Accumulation unit value at end of period     $17.343          $17.904               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.377           $9.057           $8.244
Accumulation unit value at end of period     $10.092          $10.377           $9.057
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.319           $9.020               --
Accumulation unit value at end of period     $10.020          $10.319               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-203

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $17.904          $15.689          $14.304
Accumulation unit value at end of period     $17.343          $17.904          $15.689
Number of accumulation units outstanding
 at end of period (in thousands)                  19                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.184           $8.933           $8.147
Accumulation unit value at end of period      $9.855          $10.184           $8.933
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $17.806          $15.650               --
Accumulation unit value at end of period     $17.197          $17.806               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16               15               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.032           $8.835           $8.071
Accumulation unit value at end of period      $9.669          $10.032           $8.835
Number of accumulation units outstanding
 at end of period (in thousands)                  54               15                3
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.687          $16.242               --
Accumulation unit value at end of period     $18.275          $18.687               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.636          $16.222               --
Accumulation unit value at end of period     $18.197          $18.636               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.568          $16.195          $14.622
Accumulation unit value at end of period     $18.095          $18.568          $16.195
Number of accumulation units outstanding
 at end of period (in thousands)                   3                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.467          $16.175               --
Accumulation unit value at end of period     $17.942          $18.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.433          $16.142          $14.598
Accumulation unit value at end of period     $17.892          $18.433          $16.142
Number of accumulation units outstanding
 at end of period (in thousands)                   8                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.400          $16.129          $14.592
Accumulation unit value at end of period     $17.841          $18.400          $16.129
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-204

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.333          $16.102               --
Accumulation unit value at end of period     $17.741          $18.333               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.266          $16.076          $14.568
Accumulation unit value at end of period     $17.641          $18.266          $16.076
Number of accumulation units outstanding
 at end of period (in thousands)                  24               12                2
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.134          $16.530               --
Accumulation unit value at end of period     $18.575          $19.134               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.081          $16.509               --
Accumulation unit value at end of period     $18.497          $19.081               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.012          $16.482          $14.886
Accumulation unit value at end of period     $18.393          $19.012          $16.482
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.960          $16.462               --
Accumulation unit value at end of period     $18.315          $18.960               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.874          $16.428          $14.861
Accumulation unit value at end of period     $18.186          $18.874          $16.428
Number of accumulation units outstanding
 at end of period (in thousands)                   9                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.840          $16.414          $14.855
Accumulation unit value at end of period     $18.135          $18.840          $16.414
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.771          $16.387               --
Accumulation unit value at end of period     $18.033          $18.771               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.703          $16.360          $14.831
Accumulation unit value at end of period     $17.931          $18.703          $16.360
Number of accumulation units outstanding
 at end of period (in thousands)                  14                4               --


                        APP I-205

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.419          $16.777               --
Accumulation unit value at end of period     $18.742          $19.419               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.366          $16.756               --
Accumulation unit value at end of period     $18.662          $19.366               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.296          $16.728          $15.072
Accumulation unit value at end of period     $18.557          $19.296          $16.728
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.243          $16.708               --
Accumulation unit value at end of period     $18.479          $19.243               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.156          $16.673          $15.047
Accumulation unit value at end of period     $18.349          $19.156          $16.673
Number of accumulation units outstanding
 at end of period (in thousands)                  10                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.121          $16.660               --
Accumulation unit value at end of period     $18.297          $19.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.051          $16.632               --
Accumulation unit value at end of period     $18.194          $19.051               --
Number of accumulation units outstanding
 at end of period (in thousands)                  10                7               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.982          $16.605          $15.016
Accumulation unit value at end of period     $18.092          $18.982          $16.605
Number of accumulation units outstanding
 at end of period (in thousands)                  17                3               --
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $19.392          $16.752               --
Accumulation unit value at end of period     $18.587          $19.392               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $19.339          $16.731               --
Accumulation unit value at end of period     $18.509          $19.339               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --


                        APP I-206

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $19.269          $16.704          $15.072
Accumulation unit value at end of period     $18.405          $19.269          $16.704
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $19.216          $16.683               --
Accumulation unit value at end of period     $18.327          $19.216               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $19.129          $16.649          $15.047
Accumulation unit value at end of period     $18.198          $19.129          $16.649
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $19.094          $16.635               --
Accumulation unit value at end of period     $18.147          $19.094               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $19.025          $16.608               --
Accumulation unit value at end of period     $18.045          $19.025               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.955          $16.580          $15.016
Accumulation unit value at end of period     $17.943          $18.955          $16.580
Number of accumulation units outstanding
 at end of period (in thousands)                  12                3               --
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.685          $10.938               --
Accumulation unit value at end of period     $12.418          $11.685               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.042          $11.289               --
Accumulation unit value at end of period     $12.779          $12.042               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.532          $10.833               --
Accumulation unit value at end of period     $12.213          $11.532               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.468          $10.789               --
Accumulation unit value at end of period     $12.127          $11.468               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-207

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.911          $11.233               --
Accumulation unit value at end of period     $12.564          $11.911               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.318          $10.685               --
Accumulation unit value at end of period     $11.927          $11.318               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.846          $11.206               --
Accumulation unit value at end of period     $12.458          $11.846               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.149          $10.568               --
Accumulation unit value at end of period     $11.702          $11.149               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.377          $10.893               --
Accumulation unit value at end of period     $11.113          $11.377               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.363          $10.890               --
Accumulation unit value at end of period     $11.082          $11.363               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.344          $10.886               --
Accumulation unit value at end of period     $11.041          $11.344               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.329          $10.883               --
Accumulation unit value at end of period     $11.011          $11.329               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.305          $10.878               --
Accumulation unit value at end of period     $10.960          $11.305               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.296          $10.876               --
Accumulation unit value at end of period     $10.940          $11.296               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-208

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.277          $10.872               --
Accumulation unit value at end of period     $10.899          $11.277               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.258          $10.868               --
Accumulation unit value at end of period     $10.859          $11.258               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.495          $16.836               --
Accumulation unit value at end of period     $18.756          $18.495               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.445          $16.816               --
Accumulation unit value at end of period     $18.677          $18.445               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.378          $16.788               --
Accumulation unit value at end of period     $18.572          $18.378               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.327          $16.767               --
Accumulation unit value at end of period     $18.493          $18.327               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.244          $16.733               --
Accumulation unit value at end of period     $18.363          $18.244               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.211          $16.719               --
Accumulation unit value at end of period     $18.311          $18.211               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.145          $16.692               --
Accumulation unit value at end of period     $18.208          $18.145               --
Number of accumulation units outstanding
 at end of period (in thousands)                   4                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.079          $16.664               --
Accumulation unit value at end of period     $18.106          $18.079               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-209

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $18.638          $16.378               --
Accumulation unit value at end of period     $16.166          $18.638               --
Number of accumulation units outstanding
 at end of period (in thousands)                   5                6               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $18.587          $16.358               --
Accumulation unit value at end of period     $16.098          $18.587               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $18.520          $16.331               --
Accumulation unit value at end of period     $16.007          $18.520               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $18.469          $16.310          $15.148
Accumulation unit value at end of period     $15.939          $18.469          $16.310
Number of accumulation units outstanding
 at end of period (in thousands)                  33               26               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $18.385          $16.277          $15.133
Accumulation unit value at end of period     $15.827          $18.385          $16.277
Number of accumulation units outstanding
 at end of period (in thousands)                   3                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $18.351          $16.264          $15.127
Accumulation unit value at end of period     $15.782          $18.351          $16.264
Number of accumulation units outstanding
 at end of period (in thousands)                   2                2                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $18.285          $16.237          $15.114
Accumulation unit value at end of period     $15.694          $18.285          $16.237
Number of accumulation units outstanding
 at end of period (in thousands)                   4                2               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $18.218          $16.210          $15.102
Accumulation unit value at end of period     $15.605          $18.218          $16.210
Number of accumulation units outstanding
 at end of period (in thousands)                  19                6                3
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $20.514          $18.777               --
Accumulation unit value at end of period     $17.759          $20.514               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.458          $18.754               --
Accumulation unit value at end of period     $17.684          $20.458               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-210

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.384          $18.723               --
Accumulation unit value at end of period     $17.585          $20.384               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.328          $18.700               --
Accumulation unit value at end of period     $17.510          $20.328               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.236          $18.661               --
Accumulation unit value at end of period     $17.387          $20.236               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.199          $18.646               --
Accumulation unit value at end of period     $17.338          $20.199               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               19               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.125          $18.615          $16.733
Accumulation unit value at end of period     $17.241          $20.125          $18.615
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.052          $18.585          $16.720
Accumulation unit value at end of period     $17.144          $20.052          $18.585
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1                2
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.043          $10.778               --
Accumulation unit value at end of period     $12.135          $12.043               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $12.028          $10.775               --
Accumulation unit value at end of period     $12.101          $12.028               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.008          $10.771               --
Accumulation unit value at end of period     $12.056          $12.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.993          $10.768               --
Accumulation unit value at end of period     $12.023          $11.993               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-211

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.967          $10.763               --
Accumulation unit value at end of period     $11.968          $11.967               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.957          $10.761               --
Accumulation unit value at end of period     $11.946          $11.957               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.937          $10.758               --
Accumulation unit value at end of period     $11.902          $11.937               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.917          $10.754               --
Accumulation unit value at end of period     $11.858          $11.917               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $15.330               --               --
Accumulation unit value at end of period     $15.080               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $15.288               --               --
Accumulation unit value at end of period     $15.017               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $15.232               --               --
Accumulation unit value at end of period     $14.932               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $15.191               --               --
Accumulation unit value at end of period     $14.869               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $15.122               --               --
Accumulation unit value at end of period     $14.764               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $15.094               --               --
Accumulation unit value at end of period     $14.723               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-212

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $15.039               --               --
Accumulation unit value at end of period     $14.640               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.985               --               --
Accumulation unit value at end of period     $14.557               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $9.601               --               --
Accumulation unit value at end of period      $8.862               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.870               --               --
Accumulation unit value at end of period      $9.096               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $9.817               --               --
Accumulation unit value at end of period      $9.030               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $9.430               --               --
Accumulation unit value at end of period      $8.660               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $9.609               --               --
Accumulation unit value at end of period      $8.803               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.086               --               --
Accumulation unit value at end of period     $10.146               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $9.244               --               --
Accumulation unit value at end of period      $8.444               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.886               --               --
Accumulation unit value at end of period      $9.923               --               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-213

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.352          $10.955               --
Accumulation unit value at end of period     $11.540          $12.352               --
Number of accumulation units outstanding
 at end of period (in thousands)                  25               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.466           $8.408               --
Accumulation unit value at end of period      $8.831           $9.466               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $13.272          $11.812               --
Accumulation unit value at end of period     $12.356          $13.272               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $13.141          $11.713          $10.709
Accumulation unit value at end of period     $12.216          $13.141          $11.713
Number of accumulation units outstanding
 at end of period (in thousands)                  16               10                7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.949           $7.997               --
Accumulation unit value at end of period      $8.298           $8.949               --
Number of accumulation units outstanding
 at end of period (in thousands)                  11               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.842          $11.486               --
Accumulation unit value at end of period     $11.896          $12.842               --
Number of accumulation units outstanding
 at end of period (in thousands)                  13               16               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.853           $7.934               --
Accumulation unit value at end of period      $8.184           $8.853               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.507          $11.232               --
Accumulation unit value at end of period     $11.540          $12.507               --
Number of accumulation units outstanding
 at end of period (in thousands)                  19               16               --
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $20.793          $17.126               --
Accumulation unit value at end of period     $20.814          $20.793               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $20.736          $17.105               --
Accumulation unit value at end of period     $20.726          $20.736               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-214

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $20.661          $17.077          $15.026
Accumulation unit value at end of period     $20.609          $20.661          $17.077
Number of accumulation units outstanding
 at end of period (in thousands)                  16               12               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $20.604          $17.056               --
Accumulation unit value at end of period     $20.522          $20.604               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $20.511          $17.021               --
Accumulation unit value at end of period     $20.378          $20.511               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $20.473          $17.007               --
Accumulation unit value at end of period     $20.321          $20.473               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $20.399          $16.979               --
Accumulation unit value at end of period     $20.206          $20.399               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $20.325          $16.951               --
Accumulation unit value at end of period     $20.093          $20.325               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $11.586           $9.533               --
Accumulation unit value at end of period     $11.720          $11.586               --
Number of accumulation units outstanding
 at end of period (in thousands)                  15               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $11.539           $9.509               --
Accumulation unit value at end of period     $11.656          $11.539               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $11.478           $9.478               --
Accumulation unit value at end of period     $11.570          $11.478               --
Number of accumulation units outstanding
 at end of period (in thousands)                  14               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $11.432           $9.454           $8.491
Accumulation unit value at end of period     $11.507          $11.432           $9.454
Number of accumulation units outstanding
 at end of period (in thousands)                  28               32                6


                        APP I-215

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $11.356           $9.414               --
Accumulation unit value at end of period     $11.402          $11.356               --
Number of accumulation units outstanding
 at end of period (in thousands)                  16                9               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.325           $9.399           $8.453
Accumulation unit value at end of period     $11.360          $11.325           $9.399
Number of accumulation units outstanding
 at end of period (in thousands)                  44               41               25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $11.265           $9.367           $8.432
Accumulation unit value at end of period     $11.277          $11.265           $9.367
Number of accumulation units outstanding
 at end of period (in thousands)                   2                5               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.205           $9.336           $8.411
Accumulation unit value at end of period     $11.194          $11.205           $9.336
Number of accumulation units outstanding
 at end of period (in thousands)                  20                8                4
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $12.742          $10.590               --
Accumulation unit value at end of period     $11.387          $12.742               --
Number of accumulation units outstanding
 at end of period (in thousands)                  12               10               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $9.186           $7.646               --
Accumulation unit value at end of period      $8.197           $9.186               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $12.084          $10.078               --
Accumulation unit value at end of period     $10.761          $12.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                  35               28               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $12.517          $10.454           $9.289
Accumulation unit value at end of period     $11.130          $12.517          $10.454
Number of accumulation units outstanding
 at end of period (in thousands)                  41               22               13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $8.605           $7.205           $6.408
Accumulation unit value at end of period      $7.633           $8.605           $7.205
Number of accumulation units outstanding
 at end of period (in thousands)                  22               28               14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $12.280          $10.292           $9.158
Accumulation unit value at end of period     $10.881          $12.280          $10.292
Number of accumulation units outstanding
 at end of period (in thousands)                  18               26               27


                        APP I-216

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $8.512           $7.149           $6.366
Accumulation unit value at end of period      $7.528           $8.512           $7.149
Number of accumulation units outstanding
 at end of period (in thousands)                  29               30                9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $12.014          $10.110           $9.010
Accumulation unit value at end of period     $10.603          $12.014          $10.110
Number of accumulation units outstanding
 at end of period (in thousands)                  38               32               29
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $10.553           $9.845               --
Accumulation unit value at end of period     $10.678          $10.553               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $10.635           $9.936               --
Accumulation unit value at end of period     $10.744          $10.635               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $10.578           $9.903               --
Accumulation unit value at end of period     $10.666          $10.578               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $10.365           $9.718               --
Accumulation unit value at end of period     $10.434          $10.365               --
Number of accumulation units outstanding
 at end of period (in thousands)                   3                3               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $10.272           $9.655               --
Accumulation unit value at end of period     $10.315          $10.272               --
Number of accumulation units outstanding
 at end of period (in thousands)                   2                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $11.968          $11.260               --
Accumulation unit value at end of period     $12.006          $11.968               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $10.161           $9.579               --
Accumulation unit value at end of period     $10.173          $10.161               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $11.752          $11.101               --
Accumulation unit value at end of period     $11.742          $11.752               --
Number of accumulation units outstanding
 at end of period (in thousands)                   7                4               --


                        APP I-217

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $24.415          $19.979               --
Accumulation unit value at end of period     $20.957          $24.415               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $24.349          $19.954               --
Accumulation unit value at end of period     $20.869          $24.349               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $24.260          $19.921               --
Accumulation unit value at end of period     $20.751          $24.260               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $24.194          $19.897               --
Accumulation unit value at end of period     $20.664          $24.194               --
Number of accumulation units outstanding
 at end of period (in thousands)                   9                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $24.084          $19.856               --
Accumulation unit value at end of period     $20.518          $24.084               --
Number of accumulation units outstanding
 at end of period (in thousands)                   6                8               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $24.040          $19.840          $17.325
Accumulation unit value at end of period     $20.461          $24.040          $19.840
Number of accumulation units outstanding
 at end of period (in thousands)                   3               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $23.953          $19.807          $17.310
Accumulation unit value at end of period     $20.345          $23.953          $19.807
Number of accumulation units outstanding
 at end of period (in thousands)                   5                4               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $23.866          $19.774          $17.296
Accumulation unit value at end of period     $20.231          $23.866          $19.774
Number of accumulation units outstanding
 at end of period (in thousands)                  22                6                1
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                       $8.153           $7.403               --
Accumulation unit value at end of period      $7.031           $8.153               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                       $8.164           $7.416               --
Accumulation unit value at end of period      $7.029           $8.164               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-218

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                       $8.121           $7.380               --
Accumulation unit value at end of period      $6.978           $8.121               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                       $8.008           $7.280               --
Accumulation unit value at end of period      $6.871           $8.008               --
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                       $7.936           $7.220               --
Accumulation unit value at end of period      $6.792           $7.936               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $10.488           $9.175               --
Accumulation unit value at end of period      $8.967          $10.488               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                       $7.850           $7.148               --
Accumulation unit value at end of period      $6.699           $7.850               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $10.299           $9.382               --
Accumulation unit value at end of period      $8.770          $10.299               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.0%
Accumulation unit value at beginning of
 period                                      $14.507          $14.077               --
Accumulation unit value at end of period     $16.858          $14.507               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.15%
Accumulation unit value at beginning of
 period                                      $14.467          $14.060               --
Accumulation unit value at end of period     $16.787          $14.467               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.35%
Accumulation unit value at beginning of
 period                                      $14.415          $14.037               --
Accumulation unit value at end of period     $16.692          $14.415               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.50%
Accumulation unit value at beginning of
 period                                      $14.375          $14.019               --
Accumulation unit value at end of period     $16.622          $14.375               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --


                        APP I-219

                                                    YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                  2011             2010             2009
--------------------------------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.75%
Accumulation unit value at beginning of
 period                                      $14.310          $13.990               --
Accumulation unit value at end of period     $16.505          $14.310               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                      $14.284          $13.979          $12.579
Accumulation unit value at end of period     $16.458          $14.284          $13.979
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1                1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                      $14.232          $13.956               --
Accumulation unit value at end of period     $16.366          $14.232               --
Number of accumulation units outstanding
 at end of period (in thousands)                  --               --               --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                      $14.180          $13.933          $12.558
Accumulation unit value at end of period     $16.273          $14.180          $13.933
Number of accumulation units outstanding
 at end of period (in thousands)                   1                1               --



(a)  Inception Date May 1, 2011



(b) Inception Date May 12, 2011



(c)  Inception Date June 30, 2011


                                    APP I-220

                            ACCUMULATION UNIT VALUES



          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.



                PROGRAM AND ADMINISTRATIVE CHARGE -- METHOD TWO
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.71
Accumulation unit value at end of period              $19.73
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.20
Accumulation unit value at end of period              $13.10
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALGER SMALL CAP GROWTH INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.84
Accumulation unit value at end of period              $25.89
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.46
Accumulation unit value at end of period              $10.29
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.08
Accumulation unit value at end of period               $9.78
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.06
Accumulation unit value at end of period               $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.12
Accumulation unit value at end of period               $9.59
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.99
Accumulation unit value at end of period               $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.09
Accumulation unit value at end of period               $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-221

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.02
Accumulation unit value at end of period               $9.21
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.01
Accumulation unit value at end of period               $9.14
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.23
Accumulation unit value at end of period               $9.31
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.03
Accumulation unit value at end of period               $9.09
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $8.45
Accumulation unit value at end of period               $7.46
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $8.43
Accumulation unit value at end of period               $7.56
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $8.39   (a)
Accumulation unit value at end of period               $8.35
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.29   (a)
Accumulation unit value at end of period               $8.60
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.37
Accumulation unit value at end of period              $12.71
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.66
Accumulation unit value at end of period              $10.40
Number of accumulation units outstanding
 at end of period (in thousands)                           1
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $17.66
Accumulation unit value at end of period              $15.23
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-222

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.35
Accumulation unit value at end of period              $11.37
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ALLIANZ NFJ INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $22.33   (a)
Accumulation unit value at end of period              $17.94
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.76
Accumulation unit value at end of period              $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY EQUITY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.88
Accumulation unit value at end of period              $21.43
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $7.21
Accumulation unit value at end of period               $7.27
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $25.46
Accumulation unit value at end of period              $24.19
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.58
Accumulation unit value at end of period              $11.69
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $1.00
Accumulation unit value at end of period               $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $8.98
Accumulation unit value at end of period               $7.71
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN CENTURY VISTA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.17
Accumulation unit value at end of period              $14.84
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $18.58
Accumulation unit value at end of period              $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-223

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $25.18
Accumulation unit value at end of period              $25.72
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $49.92
Accumulation unit value at end of period              $49.22
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $35.54
Accumulation unit value at end of period              $31.95
Number of accumulation units outstanding
 at end of period (in thousands)                           2
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $40.63
Accumulation unit value at end of period              $34.52
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $36.63
Accumulation unit value at end of period              $35.32
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $28.17
Accumulation unit value at end of period              $25.74
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS THE BOND FUND OF
 AMERICA(SM) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.19
Accumulation unit value at end of period              $12.55
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $29.98
Accumulation unit value at end of period              $28.33
Number of accumulation units outstanding
 at end of period (in thousands)                          47
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.50
Accumulation unit value at end of period              $16.71
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $28.10
Accumulation unit value at end of period              $27.03
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $25.01
Accumulation unit value at end of period              $23.48
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-224

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.06
Accumulation unit value at end of period              $28.24
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.56
Accumulation unit value at end of period              $20.67
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.85
Accumulation unit value at end of period              $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                          --
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.51
Accumulation unit value at end of period              $12.68
Number of accumulation units outstanding
 at end of period (in thousands)                          --
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $22.99
Accumulation unit value at end of period              $20.89
Number of accumulation units outstanding
 at end of period (in thousands)                          --
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $17.52
Accumulation unit value at end of period              $18.15
Number of accumulation units outstanding
 at end of period (in thousands)                          --
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $19.42
Accumulation unit value at end of period              $18.16
Number of accumulation units outstanding
 at end of period (in thousands)                          --
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $33.50
Accumulation unit value at end of period              $28.15
Number of accumulation units outstanding
 at end of period (in thousands)                          --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.64
Accumulation unit value at end of period              $16.48
Number of accumulation units outstanding
 at end of period (in thousands)                          --
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.44
Accumulation unit value at end of period              $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                          --
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.61
Accumulation unit value at end of period              $13.22
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-225

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.53
Accumulation unit value at end of period              $15.78
Number of accumulation units outstanding
 at end of period (in thousands)                          --
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $35.79
Accumulation unit value at end of period              $33.33
Number of accumulation units outstanding
 at end of period (in thousands)                          --
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.91
Accumulation unit value at end of period              $15.79
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.27
Accumulation unit value at end of period              $13.72
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA DIVERSIFIED EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.09
Accumulation unit value at end of period               $9.41
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.59
Accumulation unit value at end of period              $11.91
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.34
Accumulation unit value at end of period              $19.98
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.45
Accumulation unit value at end of period              $12.80
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA MID CAP VALUE OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $7.84
Accumulation unit value at end of period               $7.18
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-226

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
COLUMBIA SELIGMAN COMMUNICATIONS AND
 INFORMATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $44.71
Accumulation unit value at end of period              $40.80
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA SELIGMAN GLOBAL TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.86
Accumulation unit value at end of period              $19.39
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.46
Accumulation unit value at end of period              $14.42
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA SMALL CAP VALUE FUND I
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $44.77
Accumulation unit value at end of period              $39.11
Number of accumulation units outstanding
 at end of period (in thousands)                          --
COLUMBIA(SM) ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $29.24
Accumulation unit value at end of period              $26.63
Number of accumulation units outstanding
 at end of period (in thousands)                          --
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $34.34
Accumulation unit value at end of period              $32.50
Number of accumulation units outstanding
 at end of period (in thousands)                           2
DOMINI SOCIAL EQUITY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $32.75   (a)
Accumulation unit value at end of period              $29.76
Number of accumulation units outstanding
 at end of period (in thousands)                          --
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.55
Accumulation unit value at end of period              $10.97
Number of accumulation units outstanding
 at end of period (in thousands)                          --
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.88
Accumulation unit value at end of period              $25.92
Number of accumulation units outstanding
 at end of period (in thousands)                           1
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $34.58
Accumulation unit value at end of period              $34.37
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-227

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.42
Accumulation unit value at end of period              $19.74
Number of accumulation units outstanding
 at end of period (in thousands)                           1
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $54.46
Accumulation unit value at end of period              $51.44
Number of accumulation units outstanding
 at end of period (in thousands)                          --
DWS ENHANCED EMERGING MARKETS FIXED
 INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.86
Accumulation unit value at end of period               $9.98
Number of accumulation units outstanding
 at end of period (in thousands)                          --
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $23.95
Accumulation unit value at end of period              $20.10
Number of accumulation units outstanding
 at end of period (in thousands)                          --
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $6.94
Accumulation unit value at end of period               $6.91
Number of accumulation units outstanding
 at end of period (in thousands)                          --
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $5.84
Accumulation unit value at end of period               $5.66
Number of accumulation units outstanding
 at end of period (in thousands)                          --
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $18.22
Accumulation unit value at end of period              $17.13
Number of accumulation units outstanding
 at end of period (in thousands)                          --
EATON VANCE WORLDWIDE HEALTH SCIENCES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.35
Accumulation unit value at end of period               $8.88
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $19.02
Accumulation unit value at end of period              $17.91
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $5.50
Accumulation unit value at end of period               $4.65
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-228

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
FIDELITY(R) ADVISOR LEVERAGED COMPANY
 STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $33.82
Accumulation unit value at end of period              $29.86
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $44.64
Accumulation unit value at end of period              $44.64
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $2.00
Accumulation unit value at end of period               $1.94
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $2.18
Accumulation unit value at end of period               $2.10
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $44.60
Accumulation unit value at end of period              $40.94
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.42
Accumulation unit value at end of period              $10.09
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.74
Accumulation unit value at end of period              $13.33
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.25
Accumulation unit value at end of period              $14.53
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.21
Accumulation unit value at end of period              $13.68
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.07
Accumulation unit value at end of period              $10.04
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-229

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.22
Accumulation unit value at end of period               $8.81
Number of accumulation units outstanding
 at end of period (in thousands)                          --
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.70
Accumulation unit value at end of period               $9.65
Number of accumulation units outstanding
 at end of period (in thousands)                          --
GOLDMAN SACHS ABSOLUTE RETURN TRACKER
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.51   (a)
Accumulation unit value at end of period               $8.79
Number of accumulation units outstanding
 at end of period (in thousands)                          --
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.99
Accumulation unit value at end of period              $15.42
Number of accumulation units outstanding
 at end of period (in thousands)                           1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $22.96
Accumulation unit value at end of period              $20.66
Number of accumulation units outstanding
 at end of period (in thousands)                          --
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $7.28
Accumulation unit value at end of period               $6.85
Number of accumulation units outstanding
 at end of period (in thousands)                           3
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.79
Accumulation unit value at end of period              $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                          --
GOLDMAN SACHS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $38.95   (a)
Accumulation unit value at end of period              $33.36
Number of accumulation units outstanding
 at end of period (in thousands)                          41
GOLDMAN SACHS SATELLITE STRATEGIES
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $8.42   (a)
Accumulation unit value at end of period               $7.39
Number of accumulation units outstanding
 at end of period (in thousands)                          --
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $39.49
Accumulation unit value at end of period              $38.90
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-230

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
GOLDMAN SACHS SMALL/MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.74
Accumulation unit value at end of period              $13.46
Number of accumulation units outstanding
 at end of period (in thousands)                          --
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $26.08
Accumulation unit value at end of period              $26.09
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $33.10
Accumulation unit value at end of period              $28.53
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO GLOBAL CORE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.16   (a)
Accumulation unit value at end of period              $11.49
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.56
Accumulation unit value at end of period              $25.30
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $21.45
Accumulation unit value at end of period              $22.89
Number of accumulation units outstanding
 at end of period (in thousands)                           2
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.24
Accumulation unit value at end of period              $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $28.59
Accumulation unit value at end of period              $27.71
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO VAN KAMPEN AMERICAN FRANCHISE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.10   (a)
Accumulation unit value at end of period              $11.16
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.19
Accumulation unit value at end of period              $27.27
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.73
Accumulation unit value at end of period              $15.21
Number of accumulation units outstanding
 at end of period (in thousands)                         178


                                    APP I-231

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $8.59
Accumulation unit value at end of period               $8.32
Number of accumulation units outstanding
 at end of period (in thousands)                         301
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $19.22
Accumulation unit value at end of period              $18.57
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $29.76
Accumulation unit value at end of period              $25.07
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.09
Accumulation unit value at end of period               $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                          --
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $18.02
Accumulation unit value at end of period              $15.43
Number of accumulation units outstanding
 at end of period (in thousands)                          --
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $24.45
Accumulation unit value at end of period              $22.30
Number of accumulation units outstanding
 at end of period (in thousands)                          --
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $21.88
Accumulation unit value at end of period              $17.20
Number of accumulation units outstanding
 at end of period (in thousands)                          --
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.16
Accumulation unit value at end of period              $13.43
Number of accumulation units outstanding
 at end of period (in thousands)                          --
IVY SCIENCE & TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $32.82
Accumulation unit value at end of period              $29.26
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $25.09
Accumulation unit value at end of period              $24.48
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $58.84
Accumulation unit value at end of period              $57.60
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-232

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $33.29
Accumulation unit value at end of period              $30.77
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $50.54
Accumulation unit value at end of period              $31.28
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.47
Accumulation unit value at end of period              $11.85
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $1.00
Accumulation unit value at end of period               $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $33.79
Accumulation unit value at end of period              $32.77
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.17
Accumulation unit value at end of period              $10.55
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $18.20
Accumulation unit value at end of period              $17.27
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN SMARTRETIREMENT 2010 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.61   (a)
Accumulation unit value at end of period              $14.77
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN SMARTRETIREMENT 2015 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.80   (a)
Accumulation unit value at end of period              $14.66
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN SMARTRETIREMENT 2020 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.90   (a)
Accumulation unit value at end of period              $14.55
Number of accumulation units outstanding
 at end of period (in thousands)                          --
JPMORGAN SMARTRETIREMENT 2025 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.22   (a)
Accumulation unit value at end of period              $13.58
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP-I-233

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2030 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $15.99   (a)
 period
Accumulation unit value at end of period              $14.04
Number of accumulation units outstanding                  --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2035 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $15.21   (a)
 period
Accumulation unit value at end of period              $13.16
Number of accumulation units outstanding                  --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2040 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $16.01   (a)
 period
Accumulation unit value at end of period              $13.89
Number of accumulation units outstanding                  --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2045 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $15.25   (a)
 period
Accumulation unit value at end of period              $13.20
Number of accumulation units outstanding                  --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT 2050 FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $15.27   (a)
 period
Accumulation unit value at end of period              $13.20
Number of accumulation units outstanding                  --
 at end of period (in thousands)
JPMORGAN SMARTRETIREMENT INCOME(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $16.09   (a)
 period
Accumulation unit value at end of period              $15.24
Number of accumulation units outstanding                  --
 at end of period (in thousands)
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $10.25
 period
Accumulation unit value at end of period               $9.90
Number of accumulation units outstanding                  --
 at end of period (in thousands)
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $15.55
 period
Accumulation unit value at end of period              $16.16
Number of accumulation units outstanding                  --
 at end of period (in thousands)
LEGG MASON CLEARBRIDGE APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $14.82   (a)
 period
Accumulation unit value at end of period              $13.82
Number of accumulation units outstanding                  --
 at end of period (in thousands)
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $21.30
 period
Accumulation unit value at end of period              $20.52
Number of accumulation units outstanding                  --
 at end of period (in thousands)
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $17.24
 period
Accumulation unit value at end of period              $17.34
Number of accumulation units outstanding                  --
 at end of period (in thousands)


                                    APP I-234

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.14
Accumulation unit value at end of period              $14.43
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.33
Accumulation unit value at end of period              $13.81
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.97
Accumulation unit value at end of period              $16.18
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $18.58
Accumulation unit value at end of period              $17.15
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.71
Accumulation unit value at end of period              $10.50
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.61
Accumulation unit value at end of period              $16.86
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.68
Accumulation unit value at end of period              $12.72
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.18
Accumulation unit value at end of period              $13.84
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.58
Accumulation unit value at end of period              $10.54
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $29.59
Accumulation unit value at end of period              $26.90
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $21.30
Accumulation unit value at end of period              $19.65
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-235

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.92
Accumulation unit value at end of period              $12.11
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $22.63
Accumulation unit value at end of period              $17.12
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.21
Accumulation unit value at end of period              $10.49
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT SMALL-CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.17
Accumulation unit value at end of period              $14.90
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.69
Accumulation unit value at end of period              $10.57
Number of accumulation units outstanding
 at end of period (in thousands)                          --
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.83
Accumulation unit value at end of period              $15.11
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $19.10
Accumulation unit value at end of period              $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.54
Accumulation unit value at end of period              $14.56
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.16
Accumulation unit value at end of period              $10.58
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $43.54   (c)
Accumulation unit value at end of period              $41.46
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $23.95
Accumulation unit value at end of period              $21.12
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-236

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $24.52
Accumulation unit value at end of period              $23.65
Number of accumulation units outstanding
 at end of period (in thousands)                          27
MFS(R) NEW DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.00   (a)
Accumulation unit value at end of period              $17.32
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.43
Accumulation unit value at end of period              $10.69
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.08
Accumulation unit value at end of period              $13.19
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) TECHNOLOGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.63
Accumulation unit value at end of period              $14.80
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.11
Accumulation unit value at end of period              $14.02
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.40
Accumulation unit value at end of period              $16.93
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $22.75
Accumulation unit value at end of period              $22.32
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.89
Accumulation unit value at end of period              $27.60
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.24
Accumulation unit value at end of period              $11.61
Number of accumulation units outstanding
 at end of period (in thousands)                          --
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $29.19
Accumulation unit value at end of period              $27.14
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-237

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.64
Accumulation unit value at end of period              $19.81
Number of accumulation units outstanding
 at end of period (in thousands)                          --
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $17.37
Accumulation unit value at end of period              $16.70
Number of accumulation units outstanding
 at end of period (in thousands)                          --
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $21.48
Accumulation unit value at end of period              $19.89
Number of accumulation units outstanding
 at end of period (in thousands)                          --
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $40.66
Accumulation unit value at end of period              $37.83
Number of accumulation units outstanding
 at end of period (in thousands)                          --
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.05
Accumulation unit value at end of period              $12.24
Number of accumulation units outstanding
 at end of period (in thousands)                          --
NUVEEN SMALL CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.13   (a)
Accumulation unit value at end of period              $10.42
Number of accumulation units outstanding
 at end of period (in thousands)                          --
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.20
Accumulation unit value at end of period              $12.61
Number of accumulation units outstanding
 at end of period (in thousands)                          --
NUVEEN TRADEWINDS INTERNATIONAL VALUE
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.22   (a)
Accumulation unit value at end of period              $21.50
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $36.47
Accumulation unit value at end of period              $29.32
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $60.37
Accumulation unit value at end of period              $54.04
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $4.29
Accumulation unit value at end of period               $4.07
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-238

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $49.84
Accumulation unit value at end of period              $34.68
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $6.56
Accumulation unit value at end of period               $6.21
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $28.06
Accumulation unit value at end of period              $25.69
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER MAIN STREET SELECT FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.77
Accumulation unit value at end of period              $12.37
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.43
Accumulation unit value at end of period              $19.84
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $18.75
Accumulation unit value at end of period              $20.11
Number of accumulation units outstanding
 at end of period (in thousands)                          --
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $32.04
Accumulation unit value at end of period              $29.63
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $22.54
Accumulation unit value at end of period              $20.17
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.36
Accumulation unit value at end of period              $11.79
Number of accumulation units outstanding
 at end of period (in thousands)                           9
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.85
Accumulation unit value at end of period              $10.87
Number of accumulation units outstanding
 at end of period (in thousands)                          56
PIONEER CULLEN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $18.15
Accumulation unit value at end of period              $17.03
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-239

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
PIONEER EMERGING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $30.84
Accumulation unit value at end of period              $22.22
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PIONEER EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $25.35
Accumulation unit value at end of period              $26.44
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $40.96
Accumulation unit value at end of period              $38.62
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $21.13
Accumulation unit value at end of period              $19.66
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $28.98
Accumulation unit value at end of period              $27.77
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.94
Accumulation unit value at end of period              $10.63
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.89
Accumulation unit value at end of period              $14.87
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.38
Accumulation unit value at end of period              $27.79
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.05
Accumulation unit value at end of period              $15.01
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $5.97
Accumulation unit value at end of period               $5.72
Number of accumulation units outstanding
 at end of period (in thousands)                          --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $35.67
Accumulation unit value at end of period              $27.21
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-240

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
RIDGEWORTH LARGE CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.72(a)
Accumulation unit value at end of period              $12.37
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.79
Accumulation unit value at end of period               $9.75
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.51
Accumulation unit value at end of period              $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.75
Accumulation unit value at end of period              $11.13
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.31
Accumulation unit value at end of period               $9.90
Number of accumulation units outstanding
 at end of period (in thousands)                          --
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.54
Accumulation unit value at end of period               $8.95
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RUSSELL LIFEPOINTS(R) BALANCED STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.42
Accumulation unit value at end of period               $9.92
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RUSSELL LIFEPOINTS(R) CONSERVATIVE
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.45
Accumulation unit value at end of period              $10.39
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RUSSELL LIFEPOINTS(R) EQUITY GROWTH
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.17
Accumulation unit value at end of period               $8.43
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RUSSELL LIFEPOINTS(R) GROWTH STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.93
Accumulation unit value at end of period               $9.25
Number of accumulation units outstanding
 at end of period (in thousands)                          --
RUSSELL LIFEPOINTS(R) MODERATE STRATEGY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.55
Accumulation unit value at end of period              $10.29
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-241

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $23.60
 period
Accumulation unit value at end of period              $22.98
Number of accumulation units outstanding                  --
 at end of period (in thousands)
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $31.54
 period
Accumulation unit value at end of period              $31.08
Number of accumulation units outstanding                  --
 at end of period (in thousands)
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of                $6.98
 period
Accumulation unit value at end of period               $5.92
Number of accumulation units outstanding                  --
 at end of period (in thousands)
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $13.59
 period
Accumulation unit value at end of period              $12.41
Number of accumulation units outstanding                  --
 at end of period (in thousands)
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $17.72
 period
Accumulation unit value at end of period              $15.57
Number of accumulation units outstanding                  --
 at end of period (in thousands)
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $11.33
 period
Accumulation unit value at end of period              $10.98
Number of accumulation units outstanding                  --
 at end of period (in thousands)
THE HARTFORD BALANCED INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $11.25(a)
 period
Accumulation unit value at end of period              $11.20
Number of accumulation units outstanding                  --
 at end of period (in thousands)
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $37.05
 period
Accumulation unit value at end of period              $30.86
Number of accumulation units outstanding                  --
 at end of period (in thousands)
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $14.07
 period
Accumulation unit value at end of period              $12.45
Number of accumulation units outstanding                  --
 at end of period (in thousands)
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of                $9.54
 period
Accumulation unit value at end of period               $9.04
Number of accumulation units outstanding                  --
 at end of period (in thousands)
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of               $10.63
 period
Accumulation unit value at end of period              $10.56
Number of accumulation units outstanding                  --
 at end of period (in thousands)


                                    APP I-242

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $19.23
Accumulation unit value at end of period              $19.10
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.73
Accumulation unit value at end of period              $11.04
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.80
Accumulation unit value at end of period              $13.44
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD FUNDAMENTAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.49(a)
Accumulation unit value at end of period              $10.58
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD GLOBAL ALL-ASSET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.58(b)
Accumulation unit value at end of period              $10.35
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.49
Accumulation unit value at end of period              $10.88
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.69
Accumulation unit value at end of period              $25.10
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD HEALTHCARE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.53
Accumulation unit value at end of period              $17.82
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.32
Accumulation unit value at end of period              $11.95
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.49
Accumulation unit value at end of period              $13.17
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD INTERNATIONAL SMALL COMPANY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.32(a)
Accumulation unit value at end of period              $11.15
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-243

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $23.93
Accumulation unit value at end of period              $19.38
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD MIDCAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.28(a)
Accumulation unit value at end of period              $11.05
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $1.00
Accumulation unit value at end of period               $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $20.67
Accumulation unit value at end of period              $18.71
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.71
Accumulation unit value at end of period               $9.55
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.41
Accumulation unit value at end of period              $12.83
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.42
Accumulation unit value at end of period              $10.12
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.67
Accumulation unit value at end of period              $12.98
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.40
Accumulation unit value at end of period               $9.04
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.94
Accumulation unit value at end of period              $12.95
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.08
Accumulation unit value at end of period              $13.13
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-244

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.11
Accumulation unit value at end of period              $12.66
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $14.08
Accumulation unit value at end of period              $12.70
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.64
Accumulation unit value at end of period              $10.90
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.35
Accumulation unit value at end of period              $10.93
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.61
Accumulation unit value at end of period              $15.83
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $27.92
Accumulation unit value at end of period              $23.95
Number of accumulation units outstanding
 at end of period (in thousands)                          --
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $33.81
Accumulation unit value at end of period              $29.27
Number of accumulation units outstanding
 at end of period (in thousands)                          --
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $13.27
Accumulation unit value at end of period              $13.34
Number of accumulation units outstanding
 at end of period (in thousands)                          --
UBS DYNAMIC ALPHA FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $6.14
Accumulation unit value at end of period               $6.04
Number of accumulation units outstanding
 at end of period (in thousands)                          --
UBS GLOBAL ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                                $9.98
Accumulation unit value at end of period               $8.78
Number of accumulation units outstanding
 at end of period (in thousands)                          --
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $15.61
Accumulation unit value at end of period              $14.46
Number of accumulation units outstanding
 at end of period (in thousands)                          --


                                    APP I-245

                                           YEAR ENDING DECEMBER 31,
SUB-ACCOUNT                                          2011
--------------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $26.18
Accumulation unit value at end of period              $25.35
Number of accumulation units outstanding
 at end of period (in thousands)                          --
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $30.06
Accumulation unit value at end of period              $30.24
Number of accumulation units outstanding
 at end of period (in thousands)                          --
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $16.29
Accumulation unit value at end of period              $14.55
Number of accumulation units outstanding
 at end of period (in thousands)                          --
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $12.01
Accumulation unit value at end of period              $11.92
Number of accumulation units outstanding
 at end of period (in thousands)                          --
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $22.86
Accumulation unit value at end of period              $19.26
Number of accumulation units outstanding
 at end of period (in thousands)                          --
WELLS FARGO ADVANTAGE INTERNATIONAL
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $10.92
Accumulation unit value at end of period               $9.20
Number of accumulation units outstanding
 at end of period (in thousands)                          --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                               $11.88
Accumulation unit value at end of period              $13.50
Number of accumulation units outstanding
 at end of period (in thousands)                          --



(a)  Inception Date May 1, 2011



(b) Inception Date May 12, 2011



(c)  Inception Date June 30, 2011


                                    APP I-246

                                     PART A

  HARTFORD LIFE INSURANCE COMPANY                            [THE HARTFORD LOGO]
  GROUP VARIABLE ANNUITY CONTRACTS
  SEPARATE ACCOUNT ELEVEN
  HARTFORD 403(B) CORNERSTONE INNOVATIONS(SM)

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.


    The underlying Funds are listed below:



-    Alger Capital Appreciation Institutional Fund -- Class I
-    Alger Mid Cap Growth Institutional Fund -- Class I
-    AllianceBernstein 2010 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2015 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2020 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2025 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2030 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2035 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2040 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2045 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2050 Retirement Strategy Fund -- Class A
-    AllianceBernstein 2055 Retirement Strategy Fund -- Class A
-    AllianceBernstein International Growth Fund -- Class A
-    AllianceBernstein International Value Fund -- Class A
-    AllianceBernstein Small/Mid Cap Value Fund -- Class A
-    Allianz NFJ Dividend Value Fund -- Class A
-    Allianz NFJ International Value Fund -- Class A
-    American Century Diversified Bond Fund -- Class A
-    American Century Equity Income Fund -- Class A
-    American Century Growth Fund -- Class A
-    American Century Mid Cap Value Fund -- Class A
-    American Century Prime Money Market Fund -- Class A
-    American Century Small Cap Value Fund -- Class A
-    American Funds AMCAP Fund(R) -- Class R3
-    American Funds American Mutual Fund(R) -- Class R3
-    American Funds Capital Income Builder(R) -- Class R3
-    American Funds Capital World Growth and Income FundSM -- Class R3
-    American Funds EuroPacific Growth Fund(R) -- Class R3
-    American Funds Fundamental Investors Fund(SM) -- Class R3
-    American Funds New Perspective Fund(R) -- Class R3
-    American Funds The Growth Fund of America(R) -- Class R3
-    American Funds The Income Fund of America(R) -- Class R3
-    American Funds The Investment Company of America(R) -- Class R3
-    American Funds The New Economy Fund(R) -- Class R3

-    American Funds Washington Mutual Investors Fund(SM) -- Class R3
-    Ave Maria Growth Fund
-    Ave Maria Opportunity Fund
-    Ave Maria Rising Dividend Fund
-    BlackRock Capital Appreciation Fund, Inc. -- Investor A
-    BlackRock Equity Dividend Fund -- Investor A
-    BlackRock Global Allocation Fund, Inc. -- Investor A
-    BlackRock International Opportunity Fund -- Class A
-    BlackRock Mid-Cap Value Equity Portfolio -- Investor A
-    BlackRock Mid Cap Value Opportunities Fund -- Investor A
-    BlackRock Small Cap Growth Fund II -- Investor A
-    Calamos Global Equity Fund -- Class A
-    Calvert Bond Portfolio -- Class A
-    Calvert Equity Portfolio -- Class A
-    Columbia(SM) Acorn(R) Fund -- Class A
-    Columbia Contrarian Core Fund -- Class A
-    Columbia Marsico 21st Century Fund -- Class A
-    Columbia Marsico Growth Fund -- Class A
-    Columbia Mid Cap Value Fund -- Class A
-    Columbia Small Cap Core Fund -- Class A
-    Davis New York Venture Fund -- Class A
-    Delaware Diversified Income Fund -- Class A
-    Delaware Extended Duration Bond Fund -- Class A
-    Dreyfus Bond Market Index Fund -- Class INV
-    Dreyfus Midcap Index Fund
-    Dreyfus S&P 500 Index Fund
-    Dreyfus Smallcap Stock Index Fund
-    DWS Capital Growth Fund -- Class A
-    DWS Global Thematic Fund -- Class A
-    Eaton Vance-Atlanta Capital SMID-Cap Fund -- Class A
-    Eaton Vance Balanced Fund -- Class A
-    Eaton Vance Income Fund of Boston -- Class A
-    Eaton Vance Large-Cap Value Fund -- Class A
-    Federated Capital Appreciation Fund -- Class A
-    Federated Clover Small Value Fund -- Class A
-    Federated Clover Value Fund -- Class A
-    Federated Kaufmann Fund -- Class R
-    Franklin Growth Fund -- Class A
-    Franklin High Income Fund -- Class A
-    Franklin Income Fund -- Class A
-    Franklin Small Cap Value Fund -- Class A
-    Franklin Strategic Income Fund -- Class A
-    Franklin Templeton Conservative Allocation Fund -- Class A
-    Franklin Templeton Growth Allocation Fund -- Class A
-    Franklin Templeton Moderate Allocation Fund -- Class A
-    Franklin Total Return Fund -- Class A
-    Frost Dividend Value Equity Fund -- Class A
-    Frost Growth Equity Fund -- Class A
-    Goldman Sachs Government Income Fund -- Class A
-    Goldman Sachs Growth Opportunities Fund -- Class A
-    Goldman Sachs High Yield Fund -- Class A
-    Goldman Sachs Large Cap Value Fund -- Class A
-    Goldman Sachs Mid Cap Value Fund -- Class A
-    Goldman Sachs Satellite Strategies -- Class A
-    Goldman Sachs Small Cap Value Fund -- Class A
-    Hartford Index HLS Fund -- Class IB
-    Invesco Developing Markets Fund -- Class A
-    Invesco International Growth Fund -- Class A
-    Invesco Real Estate Fund -- Class A
-    Invesco Small Cap Equity Fund -- Class A
-    Invesco Small Cap Growth Fund -- Class A
-    Invesco Van Kampen American Franchise Fund -- Class A
-    Invesco Van Kampen American Value Fund -- Class A
-    Invesco Van Kampen Comstock Fund -- Class A
-    Invesco Van Kampen Equity and Income Fund -- Class A
-    Invesco Van Kampen Growth and Income Fund -- Class A
-    Invesco Van Kampen Mid Cap Growth Fund -- Class A
-    Invesco Van Kampen Small Cap Growth Fund -- Class A
-    Invesco Van Kampen Small Cap Value Fund -- Class A
-    Ivy Asset Strategy Fund -- Class Y
-    Ivy Global Natural Resources Fund -- Class Y
-    Ivy Large Cap Growth Fund -- Class Y
-    Janus Balanced Fund -- Class S
-    Janus Enterprise Fund -- Class S
-    Janus Forty Fund -- Class S
-    Janus Overseas Fund -- Class S
-    JPMorgan Core Bond Fund -- Class A
-    JPMorgan Prime Money Market Fund -- Reserve Shares
-    JPMorgan Small Cap Growth Fund -- Class A
-    JPMorgan Small Cap Value Fund -- Class A
-    JPMorgan SmartRetirement(R) 2010 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2015 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2020 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2025 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2030 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2035 Fund -- Class A

-    JPMorgan SmartRetirement(R) 2040 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2045 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2050 Fund -- Class A
-    JPMorgan SmartRetirement(R) 2055 Fund -- Class A
-    JPMorgan SmartRetirement(R) Income Fund -- Class A
-    JPMorgan U.S. Equity Fund -- Class A
-    JPMorgan U.S. Real Estate Fund -- Class A
-    Legg Mason ClearBridge Appreciation Fund -- Class A
-    Legg Mason ClearBridge Mid Cap Core Fund -- Class A
-    Legg Mason ClearBridge Small Cap Growth Fund -- Class A
-    Legg Mason ClearBridge Small Cap Growth Fund -- Class FI
-    LifePath 2020 Portfolio(R) -- Investor A
-    LifePath 2025 Portfolio(R) -- Investor A
-    LifePath 2030 Portfolio(R) -- Investor A
-    LifePath 2035 Portfolio(R) -- Investor A
-    LifePath 2040 Portfolio(R) -- Investor A
-    LifePath 2045 Portfolio(R) -- Investor A
-    LifePath(R) 2050 Portfolio -- Investor A
-    LifePath 2055 Portfolio(R) -- Investor A
-    LifePath(R) Retirement Portfolio -- Investor A
-    LKCM Aquinas Growth Fund
-    LKCM Aquinas Value Fund
-    Loomis Sayles Bond Fund -- Class ADM
-    Lord Abbett Affiliated Fund, Inc. -- Class A
-    Lord Abbett Classic Stock Fund -- Class A
-    Lord Abbett Developing Growth Fund -- Class A
-    Lord Abbett Fundamental Equity Fund -- Class A
-    Lord Abbett Growth Opportunities Fund -- Class A
-    Lord Abbett International Core Equity Fund -- Class A
-    Lord Abbett Small-Cap Blend Fund -- Class A
-    Lord Abbett Total Return Fund -- Class A
-    Lord Abbett Value Opportunities Fund -- Class A
-    Massachusetts Investors Trust -- Class R3
-    MFS(R) Emerging Markets Debt Fund -- Class R3
-    MFS(R) Government Securities Fund -- Class R3
-    MFS(R) Growth Fund -- Class R3
-    MFS(R) International Growth Fund -- Class R3
-    MFS(R) International Value Fund -- Class R3
-    MFS(R) New Discovery Fund -- Class R3
-    MFS(R) Research Bond Fund -- Class R3
-    MFS(R) Research International Fund -- Class R3
-    MFS(R) Total Return Fund -- Class R3
-    MFS(R) Utilities Fund -- Class R3
-    MFS(R) Value Fund -- Class R3
-    MSIF Opportunity Portfolio -- Class H
-    Munder Mid-Cap Core Growth Fund -- Class A
-    Mutual Beacon Fund -- Class A
-    Mutual Global Discovery Fund -- Class A
-    Mutual Shares Fund -- Class A
-    Neuberger Berman Socially Responsible Fund -- Class A
-    Nuveen Equity Index Fund -- Class A
-    Nuveen Mid Cap Growth Opportunities Fund -- Class A
-    Nuveen Mid Cap Index Fund -- Class A
-    Nuveen Small Cap Index Fund -- Class A
-    Nuveen Small Cap Select Fund -- Class A
-    Nuveen Tradewinds International Value -- Class A
-    Oppenheimer Developing Markets Fund -- Class A
-    Oppenheimer Equity Income Fund, Inc. -- Class A
-    Oppenheimer Global Fund -- Class A
-    Oppenheimer Global Strategic Income Fund -- Class A
-    Oppenheimer Gold & Special Minerals Fund -- Class A
-    Oppenheimer International Bond Fund -- Class A
-    Oppenheimer International Diversified Fund -- Class A
-    Oppenheimer International Growth Fund -- Class A
-    Oppenheimer Main Street Select Fund(TM) -- Class A
-    Oppenheimer Main Street Small- & Mid- Cap Fund(TM) -- Class A
-    Oppenheimer Real Estate Fund -- Class A
-    Oppenheimer Small- & Mid- Cap Value Fund -- Class A
-    Perkins Mid Cap Value Fund -- Class S
-    PIMCO Real Return Fund -- Class A
-    PIMCO Total Return Fund -- Class A
-    PIMCO Total Return III Fund -- Class Admin
-    Pioneer Cullen Value Fund -- Class A
-    Pioneer Fund -- Class A
-    Pioneer Mid Cap Value Fund -- Class A
-    Pioneer Oak Ridge Small Cap Growth Fund -- Class A
-    Pioneer Strategic Income Fund -- Class A
-    Prudential Jennison 20/20 Focus Fund -- Class A
-    Prudential Jennison Mid-Cap Growth Fund, Inc. -- Class A
-    Prudential Jennison Natural Resources Fund, Inc. -- Class A
-    Putnam Equity Income Fund -- Class A
-    Putnam High Yield Advantage Fund -- Class A
-    Putnam International Capital Opportunities Fund -- Class A
-    RidgeWorth Large Cap Value Equity Fund -- Class A

-    RidgeWorth Mid-Cap Value Equity Fund -- Class A
-    RidgeWorth Small Cap Value Equity Fund -- Class A
-    RidgeWorth Total Return Bond Fund -- Class A
-    Royce Total Return Fund -- Class K
-    Royce Value Fund -- Class K
-    T. Rowe Price Equity Income Fund -- Class R
-    T. Rowe Price Growth Stock Fund -- Class R
-    Templeton Foreign Fund -- Class A
-    Templeton Global Bond Fund -- Class A
-    Templeton Global Opportunities Trust -- Class A
-    The Hartford Balanced Allocation Fund -- Class R4
-    The Hartford Balanced Income Fund -- Class R4
-    The Hartford Capital Appreciation Fund -- Class R4
-    The Hartford Capital Appreciation II Fund -- Class R4
-    The Hartford Checks and Balances Fund -- Class R4
-    The Hartford Conservative Allocation Fund -- Class R4
-    The Hartford Dividend and Growth Fund -- Class R4
-    The Hartford Equity Growth Allocation Fund -- Class R4*
-    The Hartford Equity Income Fund -- Class R4
-    The Hartford Fundamental Growth Fund -- Class R4
-    The Hartford Global All-Asset Fund -- Class R4
-    The Hartford Growth Allocation Fund -- Class R4
-    The Hartford Growth Opportunities Fund -- Class R4
-    The Hartford High Yield Fund -- Class R4
-    The Hartford Inflation Plus Fund -- Class R4
-    The Hartford International Opportunities Fund -- Class R4
-    The Hartford International Small Company Fund -- Class R4
-    The Hartford Midcap Fund -- Class R4
-    The Hartford MidCap Value Fund -- Class R4
-    The Hartford Small Company Fund -- Class R4
-    The Hartford Target Retirement 2010 Fund -- Class R4
-    The Hartford Target Retirement 2015 Fund -- Class R4
-    The Hartford Target Retirement 2020 Fund -- Class R4
-    The Hartford Target Retirement 2025 Fund -- Class R4
-    The Hartford Target Retirement 2030 Fund -- Class R4
-    The Hartford Target Retirement 2035 Fund -- Class R4
-    The Hartford Target Retirement 2040 Fund -- Class R4
-    The Hartford Target Retirement 2045 Fund -- Class R4
-    The Hartford Target Retirement 2050 Fund -- Class R4
-    The Hartford Total Return Bond Fund -- Class R4
-    The Hartford Value Fund -- Class R4
-    Thornburg International Value Fund -- Class R4
-    Thornburg Value Fund -- Class R4
-    TIAA-CREF Bond Index Fund -- Retirement
-    TIAA-CREF Equity Index Fund -- Retirement
-    TIAA-CREF Large-Cap Growth Index Fund -- Retirement
-    TIAA-CREF Large-Cap Value Index Fund -- Retirement
-    Timothy Plan Large/Mid-Cap Value Fund -- Class A
-    Victory Diversified Stock Fund -- Class A
-    Victory Established Value Fund -- Class A
-    Victory Small Company Opportunity Fund -- Class A
-    Victory Special Value Fund -- Class A
-    Wells Fargo Advantage Asset Allocation Fund -- Class A
-    Wells Fargo Advantage Emerging Markets Equity Fund -- Class A
-    Wells Fargo Advantage Utility and Telecommunications Fund -- Class A



* Effective on or about May 25, 2012, the following underlying Fund will merge into the following surviving Fund:



            UNDERLYING FUND                           SURVIVING FUND
--------------------------------------------------------------------------------
The Hartford Equity Growth Allocation     The Hartford Growth Allocation Fund --
Fund -- Class R4                          Class R4


    For more information on the underlying Funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE UNDERLYING FUNDS.

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission ("SEC").

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

--------------------------------------------------------------------------------


Prospectus Dated: May 1, 2012



Statement of Additional Information Dated: May 1, 2012

                               TABLE OF CONTENTS


SECTION                                                                PAGE
--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                                 7
FEE TABLE                                                                 9
SUMMARY                                                                  17
PERFORMANCE RELATED INFORMATION                                          20
HARTFORD LIFE INSURANCE COMPANY                                          21
THE SEPARATE ACCOUNT                                                     21
THE FUNDS                                                                21
GENERAL ACCOUNT OPTION                                                   41
CONTRACT CHARGES                                                         41
 Contingent Deferred Sales Charge                                        41
 Annual Maintenance Fee                                                  43
 Program and Administrative Charge                                       43
 Loan Fees                                                               44
 Premium Taxes                                                           44
 Transfer Fee                                                            44
 Experience Rating under the Contracts                                   44
 Negotiated Charges and Fees                                             44
 Charges of the Funds                                                    44
 Plan Related Expenses                                                   44
THE CONTRACTS                                                            45
 The Contracts Offered                                                   45
 Assignments                                                             45
 Pricing and Crediting of Contributions                                  45
 May I cancel my certificate?                                            45
 What is a Surrender Charge Offset?                                      45
 May I make changes in the amounts of my Contribution?                   46
 Can you transfer from one Sub-Account to another?                       46
 What is a Sub-Account Transfer?                                         46
 What Happens When you Request a Sub-Account Transfer?                   46
 What Restrictions Are There on your Ability to Make a                   46
  Sub-Account Transfer?
 Fund Trading Policies                                                   47
 How are you affected by frequent Sub-Account Transfers?                 48
 General Account Option Transfers                                        48
 Telephone and Internet Transfers                                        49
 Dollar Cost Averaging                                                   49
 May I request a loan from my Participant Account?                       50
 How do I know what my Participant Account is worth?                     50
 How are the underlying Fund shares valued?                              51
DEATH BENEFITS                                                           52
 Determination of the Beneficiary                                        52
 Death before the Annuity Commencement Date                              52
 Death on or after the Annuity Commencement Date                         52
SETTLEMENT PROVISIONS                                                    53
 Can payment of the Surrender value ever be postponed beyond the         53
  seven-day period?
 May I Surrender once Annuity Payouts have started?                      53
 How do I elect an Annuity Commencement Date and Annuity Payout          53
  Option?
 What is the minimum amount that I may select for an Annuity             54
  Payout?
 How are Contributions made to establish an Annuity Account?             54
 Can a Contract be suspended?                                            54
 Annuity Payout Options                                                  54
 Systematic Withdrawal Option                                            55
 How are Variable Annuity Payouts determined?                            56
FEDERAL TAX CONSIDERATIONS                                               57
 A. General                                                              57
 B. Taxation of Hartford and the Separate Account                        57
 C. Diversification of the Separate Account                              58
 D. Tax Ownership of the Assets in the Separate Account                  58
 E. Non-Natural Persons as Owners                                        59
 F. Annuity Purchases by Nonresident Aliens and Foreign                  59
  Corporations
 G. Generation Skipping Transfer Tax                                     59
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                     59
MORE INFORMATION                                                         68
 Can a Contract be modified?                                             68
 Can Hartford waive any rights under a Contract?                         68
 How Contracts Are Sold                                                  68
 Who is the custodian of the Separate Account's assets?                  70
 Are there any material legal proceedings affecting the Separate         70
  Account?
 How may I get additional information?                                   70
APPENDIX I -- ACCUMULATION UNIT VALUES                                   71
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION               107

                           GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payouts.

ACCUMULATION UNITS: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, Connecticut 06144-1583.

ANNUAL MAINTENANCE FEE: An annual charge we deduct from each Participant Account on a quarterly basis or on a full Surrender of a Participant Account. The charge is deducted proportionately from the Sub-Accounts and any General Account value in a Participant Account.

ANNUITANT: The person on whose life Annuity payouts are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payouts to you.

ANNUITY PERIOD: The period during which we make Annuity payouts to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

APPROVED PLAN RELATED INVESTMENT ACCOUNT: Any Participant-directed investment account under the Plan that is identified by the Contract Owner and accepted by us for the purpose of Participant-directed transfers of amounts from the Contract for investment outside the Contract.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

BENEFIT PAYMENT: Amounts Surrendered by the Contract Owner to pay benefits to a Participant or beneficiary under the terms of the Plan. Amounts Surrendered for transfer to the funding vehicle of another investment provider or because of the termination of the Plan are not Benefit Payments.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.

PARTICIPANT ACCOUNT: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PREMIUM TAX: A tax, or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

SUB-ACCOUNT VALUE: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

SURRENDER: Any withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The time span between close of trading on the New York Stock Exchange from one Valuation Day to the next.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                   FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT A CONTRACT OWNER WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT. IN ADDITION TO THE FEES DESCRIBED BELOW, THE CONTRACT OWNER MAY DIRECT US TO DEDUCT ADDITIONAL FEES FOR CERTAIN PLAN RELATED EXPENSES (SEE "PLAN RELATED EXPENSES" UNDER THE SECTION ENTITLED "CONTRACT CHARGES").

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)                                     None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (1)
  During First Year                                                                                          5%
  During Second Year                                                                                         4%
  During Third Year                                                                                          3%
  During Fourth Year                                                                                         2%
  During Fifth Year                                                                                          1%
  During Sixth Year and thereafter                                                                           0%
Loan Set-Up Fee (2)*                                                                                       $50

------------

(1) The percentage of the Contingent Deferred Sales Charge depends on the number of Contract Years completed before the Surrender. We do not assess a Contingent Deferred Sales Charge on Benefit Payments, Plan Related Expenses, or transfers to an Approved Plan Related Investment Account.

(2) This is the maximum fee we would charge. (See "May I Request a Loan from my Participant Account?")

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

LOAN ADMINISTRATION FEE (2)(3)*                                              $50
ANNUAL MAINTENANCE FEE (4)                                                   $30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (5)

  BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF PROGRAM AND                                              PROGRAM AND
ADMINISTRATIVE CHARGE BASED ON TOTAL VALUE OF                   ADMINISTRATIVE
PARTICIPANT ACCOUNTS UNDER A CONTRACT (6)                           CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                   1.25%
 $3,500,000.00 to $4,999,999.99                                        1.05%
 $5,000,000.00 to $24,999,999.99                                       0.85%
 $25,000,000.00 to $34,999,999.99                                      0.75%
 $35,000,000.00 to $49,999,999.99                                      0.65%
 $50,000,000.00 to $69,999,999.99                                      0.50%
 $70,000,000.00 to $84,999,999.99                                      0.35%
 $85,000,000.00 to $99,999,999.99                                      0.15%
 $100,000,000.00 and over                                              0.00%

AFTER ANNUITY COMMENCEMENT DATE:

                                                                  PROGRAM AND
                                                                ADMINISTRATIVE
                                                                    CHARGE
--------------------------------------------------------------------------------
 All Participant Accounts                                              1.25%

------------

(3) We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant

     Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.


(4) The maximum Annual Maintenance Fee under the Contracts is $30. We will determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

     We deduct the Annual Maintenance Fee on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(5) The Program and Administrative Charge can be reduced (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees").

(6) The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. The rate applicable to your Participant Account is described in your Participant enrollment materials.

* This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

    We may eliminate or change the Contingent Deferred Sales Charge, Program and Administrative Charge and Annual Maintenance Fee. (See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees"). We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAILS CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.33%              19.11%*
(expenses that are deducted from Sub-Account
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)



    The AllianceBernstein Retirement Strategy Funds, the Franklin Templeton Allocation Funds, the JPMorgan Smart Retirement Funds, the T. Rowe Price Retirement Funds, The Hartford Asset Allocation Funds, The Hartford Target Retirement Funds and the LifePath(R) Retirement Portfolios are referred to as "funds of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.


* This maximum rate does not reflect the contractual fee waiver received from the fund company.

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AT EACH EXPENSE LEVEL AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. THE EXAMPLES DO NOT REFLECT ANY DEDUCTION FOR CONTRACT OWNER DIRECTED PLAN RELATED EXPENSES. IF A DEDUCTION FOR PLAN RELATED EXPENSES APPLIED, EXPENSES WOULD BE HIGHER.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A PARTICIPANT ACCOUNT VALUE OF $10,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $10,000 PARTICIPANT ACCOUNT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.30%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOU INVEST IN YOUR PARTICIPANT ACCOUNT AT THE SAME TIME THE CONTRACT IS ISSUED TO THE CONTRACT OWNER AND THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     EXAMPLE -- 1.25% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,485
3 years                                                                   $5,537
5 years                                                                   $7,735
10 years                                                                 $10,925



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,087
3 years                                                                   $5,362
5 years                                                                   $7,675
10 years                                                                 $10,895



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,117
3 years                                                                   $5,392
5 years                                                                   $7,705
10 years                                                                 $10,925

     EXAMPLE -- 1.05% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,465
3 years                                                                   $5,498
5 years                                                                   $7,692
10 years                                                                 $10,902



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,066
3 years                                                                   $5,321
5 years                                                                   $7,631
10 years                                                                 $10,872



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,096
3 years                                                                   $5,351
5 years                                                                   $7,661
10 years                                                                 $10,902



     EXAMPLE -- 0.85% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,446
3 years                                                                   $5,458
5 years                                                                   $7,648
10 years                                                                 $10,878



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,046
3 years                                                                   $5,280
5 years                                                                   $7,586
10 years                                                                 $10,848



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,076
3 years                                                                   $5,310
5 years                                                                   $7,616
10 years                                                                 $10,878

     EXAMPLE -- 0.75% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,436
3 years                                                                   $5,438
5 years                                                                   $7,626
10 years                                                                 $10,866



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,036
3 years                                                                   $5,260
5 years                                                                   $7,564
10 years                                                                 $10,836



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,066
3 years                                                                   $5,290
5 years                                                                   $7,594
10 years                                                                 $10,866



     EXAMPLE -- 0.65% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,426
3 years                                                                   $5,419
5 years                                                                   $7,604
10 years                                                                 $10,854



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,025
3 years                                                                   $5,239
5 years                                                                   $7,542
10 years                                                                 $10,824



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,055
3 years                                                                   $5,269
5 years                                                                   $7,572
10 years                                                                 $10,854

     EXAMPLE -- 0.50% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,412
3 years                                                                   $5,389
5 years                                                                   $7,571
10 years                                                                 $10,835



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $2,010
3 years                                                                   $5,208
5 years                                                                   $7,508
10 years                                                                 $10,805



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,040
3 years                                                                   $5,238
5 years                                                                   $7,538
10 years                                                                 $10,835



     EXAMPLE -- 0.35% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,397
3 years                                                                   $5,358
5 years                                                                   $7,537
10 years                                                                 $10,816



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,995
3 years                                                                   $5,177
5 years                                                                   $7,474
10 years                                                                 $10,786



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,025
3 years                                                                   $5,207
5 years                                                                   $7,504
10 years                                                                 $10,816

     EXAMPLE -- 0.15% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,377
3 years                                                                   $5,318
5 years                                                                   $7,491
10 years                                                                 $10,789



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,974
3 years                                                                   $5,135
5 years                                                                   $7,428
10 years                                                                 $10,759



     (3) If you do not Surrender your Contract:



1 year                                                                    $2,004
3 years                                                                   $5,165
5 years                                                                   $7,458
10 years                                                                 $10,789



     EXAMPLE -- 0.00% PROGRAM AND ADMINISTRATIVE CHARGE



     (1) If you Surrender your Contract at the end of the applicable time period:



1 year                                                                    $2,363
3 years                                                                   $5,288
5 years                                                                   $7,457
10 years                                                                 $10,769



     (2) If you annuitize at the end of the applicable time period:



1 year                                                                    $1,959
3 years                                                                   $5,104
5 years                                                                   $7,393
10 years                                                                 $10,739



     (3) If you do not Surrender your Contract:



1 year                                                                    $1,989
3 years                                                                   $5,134
5 years                                                                   $7,423
10 years                                                                 $10,769


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

AVAILABLE INFORMATION

    We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

    You may read or copy these reports at the SEC's Public Reference Room at 100
F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Contract Years that have been completed before the Surrender.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    You won't be charged a Contingent Deferred Sales Charge on:

    -- Benefit Payments

    -- Plan Related Expenses

    -- Transfers to an Approved Plan Related Investment Account

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The Program and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Program and Administrative Charge depends on the total value of the aggregate Participant Accounts and equals:

                                                                 PROGRAM AND
                                                               ADMINISTRATIVE
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT               CHARGE
--------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                 1.25%
 $3,500,000.00 to $4,999,999.99                                      1.05%
 $5,000,000.00 to $24,999,999.99                                     0.85%
 $25,000,000.00 to $34,999,999.99                                    0.75%
 $35,000,000.00 to $49,999,999.99                                    0.65%
 $50,000,000.00 to $69,999,999.99                                    0.50%
 $70,000,000.00 to $84,999,999.99                                    0.35%
 $85,000,000.00 to $99,999,999.99                                    0.15%
 $100,000,000.00 and over                                            0.00%

    After the Annuity Commencement Date, the rate of the Program and Administrative Charge for all Participant Accounts is 1.25%.


    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract during the Accumulation Period. The maximum Annual Maintenance Fee under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year using the table below, based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?


    We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 -- 3.5%.


PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

    Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders by the Annuitant are subject to the limitations set forth in the Contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.


    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for program and administrative undertakings, if applicable, and the highest annual maintenance fee.



    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for program and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.



    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for program and administrative undertakings and the annual maintenance fee.



    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the program and administrative undertakings and the annual maintenance fee.


    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our administrative offices are located in Windsor, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              THE SEPARATE ACCOUNT

    We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate
Account:

       - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

       - Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

       - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

       - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

       - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    Separate Account Eleven was established on December 1, 2000.

                                   THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this Prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.



SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
 AllianceBernstein 2010 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2015 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2020 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2025 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2030 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2035 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2040 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2045 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2050 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein 2055 Retirement Strategy Fund   Seeks the highest total return over     ABIS -- AllianceBernstein Investor
  -- Class A (a)                                   time consistent with its asset mix      Services, Inc.
 AllianceBernstein International Growth Fund --    Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A (b)                                                                              Services, Inc.
 AllianceBernstein International Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A (a)                                                                              Services, Inc.
 AllianceBernstein Small/Mid Cap Value Fund --     Long-term growth of capital             ABIS -- AllianceBernstein Investor
  Class A                                                                                  Services, Inc.
 Allianz NFJ Dividend Value Fund -- Class A        Seeks long-term growth of capital and   Allianz Global Investors Fund
                                                   income                                  Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 Allianz NFJ International Value Fund -- Class A   Seeks long-term growth of capital and   Allianz Global Investors Fund
                                                   income                                  Management LLC
                                                                                           Sub-advised by NFJ Investment Group
                                                                                           (NFJ)
 American Century Diversified Bond Fund -- Class   The fund seeks a high level of income   American Century Investment
  A                                                by investing in non-money market debt   Management, Inc.
                                                   securities
 American Century Equity Income Fund -- Class A    The fund seeks current income. Capital  American Century Investment
                                                   appreciation is a secondary objective   Management, Inc.
 American Century Growth Fund -- Class A           The fund seeks long-term capital        American Century Investment
                                                   growth                                  Management, Inc.
 American Century Mid Cap Value Fund -- Class A    The fund seeks long-term capital        American Century Investment
                                                   growth. Income is a secondary           Management, Inc.
                                                   objective
 American Century Prime Money Market Fund --       The fund seeks to earn the highest      American Century Investment
  Class A++                                        level of current income while           Management, Inc.
                                                   preserving the value of your
                                                   investment

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Century Small Cap Value Fund -- Class A  The fund seeks long-term capital        American Century Investment
                                                   growth. Income is a secondary           Management, Inc.
                                                   objective
 American Funds AMCAP Fund(R) -- Class R3          Seeks to provide long-term growth of    Capital Research and Management
                                                   capital                                 Company
 American Funds American Mutual Fund(R) -- Class   Strives to provide for the balanced     Capital Research and Management
  R3                                               accomplishment of three objectives:     Company
                                                   current income, capital growth and
                                                   conservation of principal
 American Funds Capital Income Builder(R) --       Seeks to provide above-average current  Capital Research and Management
  Class R3                                         income, a growing stream of income and  Company
                                                   secondarily, growth of capital.
 American Funds Capital World Growth and Income    Seeks to provide long-term growth of    Capital Research and Management
  Fund(SM) -- Class R3                             capital with current income.            Company
 American Funds EuroPacific Growth Fund(R) --      Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital.                                Company
 American Funds Fundamental Investors Fund(SM) --  Seeks to provide long-term growth of    Capital Research and Management
  Class R3                                         capital and income.                     Company
 American Funds New Perspective Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital.                                Company
 American Funds The Growth Fund of America(R) --   Seeks to provide growth of capital.     Capital Research and Management
  Class R3                                                                                 Company
 American Funds The Income Fund of America(R) --   Seeks to provide current income and,    Capital Research and Management
  Class R3                                         secondarily, growth of capital.         Company
 American Funds The Investment Company of          Seeks to provide long-term growth of    Capital Research and Management
  America(R) -- Class R3                           capital and income.                     Company
 American Funds The New Economy Fund(R) -- Class   Seeks to provide long-term growth of    Capital Research and Management
  R3                                               capital. Current income is a secondary  Company
                                                   consideration.
 American Funds Washington Mutual Investors        Seeks to produce income and provide an  Capital Research and Management
  Fund(SM) -- Class R3                             opportunity for growth of principal     Company
                                                   consistent with sound common stock
                                                   investing.
 Ave Maria Growth Fund                             Long-term capital appreciation          Schwartz Investment Counsel, Inc.
                                                                                           JLB & Associates, Inc.
 Ave Maria Opportunity Fund                        Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 Ave Maria Rising Dividend Fund                    Long-term capital appreciation          Schwartz Investment Counsel, Inc.
 BlackRock Capital Appreciation Fund, Inc. --      Seeks long-term growth of capital       BlackRock Advisors, LLC
  Investor A                                                                               Sub-advised by BlackRock Investment
                                                                                           Management, LLC
 BlackRock Equity Dividend Fund -- Investor A      Seeks long-term total return and        BlackRock Advisors, LLC
                                                   current income                          Sub-advised by BlackRock Investment
                                                                                           Management, LLC

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation Fund, Inc. --         To provide high total investment        BlackRock Advisors, LLC
  Investor A                                       return through a fully managed          Sub-advised by BlackRock Investment
                                                   investment policy utilizing United      Management, LLC and BlackRock Asset
                                                   States and foreign equity securities,   Management U.K. Limited
                                                   debt and money market securities, the
                                                   combination of which will be varied
                                                   from time to time both with respect to
                                                   types of securities and markets in
                                                   response to changing market and
                                                   economic trends. Total return means
                                                   the combination of capital growth and
                                                   investment income.
 BlackRock International Opportunity Fund --       Seeks long-term capital appreciation    BlackRock Advisors, LLC
  Class A                                                                                  Sub-advised by BlackRock Financial
                                                                                           Management, Inc.
 BlackRock Mid-Cap Value Equity Portfolio --       Seeks long-term capital appreciation    BlackRock Advisors, LLC
  Investor A
 BlackRock Mid Cap Value Opportunities Fund --     To seek capital appreciation and,       BlackRock Advisors, LLC
  Investor A                                       secondarily, income, by investing in    Sub-advised by BlackRock Investment
                                                   securities, primarily equity            Management, LLC
                                                   securities that Fund management
                                                   believes are undervalued and therefore
                                                   represent an investment value.
 BlackRock Small Cap Growth Fund II -- Investor A  To seek long-term capital growth. In    BlackRock Advisors, LLC
                                                   other words, the Fund tries to choose   Sub-advised by BlackRock Capital
                                                   investments that will increase in       Management, Inc.
                                                   value. Current income from dividends
                                                   and interest will not be an important
                                                   consideration in selecting portfolio
                                                   securities.
 Calamos Global Equity Fund -- Class A             Long-term capital growth                Calamos Advisors LLC
 Calvert Bond Portfolio -- Class A                 Seeks to provide as high a level of     Calvert Investment Management Inc.
                                                   current income as is consistent with
                                                   prudent investment risk and
                                                   preservation of capital through
                                                   investment in bonds and other straight
                                                   debt securities meeting the Fund's
                                                   investment criteria, including
                                                   financial, sustainability and social
                                                   responsibility factors
 Calvert Equity Portfolio -- Class A               Seeks growth of capital through         Calvert Investment Management Inc.
                                                   investment in stocks of issuers in      Sub-advised by Atlanta Capital
                                                   industries believed to offer            Management Company, LLC.
                                                   opportunities for potential capital
                                                   appreciation and which meet the Fund's
                                                   investment criteria including
                                                   financial, sustainability and social
                                                   responsibility factors
 Columbia(SM) Acorn(R) Fund -- Class A             Seeks long-term capital appreciation    Columbia Wanger Asset Management, L.
                                                                                           P.
 Columbia Contrarian Core Fund -- Class A          Seeks total return consisting of        Columbia Management Investment
                                                   long-term capital appreciation and      Advisers, LLC
                                                   current income.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico 21st Century Fund -- Class A     Seeks long-term growth of capital       Columbia Management Investment
  (b)                                                                                      Advisers, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 Columbia Marsico Growth Fund -- Class A           Seeks long-term growth of capital       Columbia Management Investment
                                                                                           Advisers, LLC
                                                                                           Sub-advised by Marsico Capital
                                                                                           Management, LLC
 Columbia Mid Cap Value Fund -- Class A            Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Columbia Small Cap Core Fund -- Class A           Seeks long-term capital appreciation    Columbia Management Investment
                                                                                           Advisers, LLC
 Davis New York Venture Fund -- Class A            Long-term growth of capital             Davis Selected Advisers, L.P.
                                                                                           Sub-advised by Davis Selected Advisers
                                                                                           -- NY, Inc.
 Delaware Diversified Income Fund -- Class A       Seeks maximum long-term total return,   Delaware Management Company
                                                   consistent with reasonable risk.
 Delaware Extended Duration Bond Fund -- Class A   Seeks to provide investors with total   Delaware Management Company
                                                   return.
 Dreyfus Bond Market Index Fund -- Class INV       The fund seeks to match the total       The Dreyfus Corporation
                                                   return of the Barclays Capital U.S.
                                                   Aggregate Index.
 Dreyfus Midcap Index Fund                         The fund seeks to match the             The Dreyfus Corporation
                                                   performance of the Standard &
                                                   Poor's(R) MidCap 400 Index.
 Dreyfus S&P 500 Index Fund                        The fund seeks to match the             The Dreyfus Corporation
                                                   performance of the Standard &
                                                   Poor's(R) 500 Composite Stock Price
                                                   Index.
 Dreyfus Smallcap Stock Index Fund                 The fund seeks to match the             The Dreyfus Corporation
                                                   performance of the Standard &
                                                   Poor's(R) SmallCap 600 Index.
 DWS Capital Growth Fund -- Class A                Seeks long-term growth of capital       Deutsche Investment Management
                                                                                           Americas Inc.
 DWS Global Thematic Fund -- Class A               Long-term growth of capital             Deutsche Investment Management
                                                                                           Americas Inc.
                                                                                           Sub-advised by Global Thematic
                                                                                           Partners, LLC
 Eaton Vance-Atlanta Capital SMID-Cap Fund --      To seek long-term capital growth        Boston Management & Research
  Class A                                                                                  Atlanta Capital Management Company,
                                                                                           LLC
 Eaton Vance Balanced Fund -- Class A              To provide current income and           Boston Management & Research
                                                   long-term growth of capital
 Eaton Vance Income Fund of Boston -- Class A      To provide a high level of current      Boston Management & Research
                                                   income
 Eaton Vance Large-Cap Value Fund -- Class A       To seek total return                    Boston Management & Research
 Federated Capital Appreciation Fund -- Class A    To provide capital appreciation         Federated Equity Management Company of
                                                                                           Pennsylvania
 Federated Clover Small Value Fund -- Class A      To seek capital appreciation            Federated Global Investment Management
                                                                                           Corp.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Federated Clover Value Fund -- Class A (b)        To seek capital appreciation            Federated Global Investment Management
                                                                                           Co.
 Federated Kaufmann Fund -- Class R                To provide capital appreciation         Federated Equity Management Company of
                                                                                           Pennsylvania
                                                                                           Sub-advised by Federated Global
                                                                                           Investment Management Corp
 Franklin Growth Fund -- Class A                   Capital appreciation                    Franklin Advisers, Inc.
                                                                                           Franklin Investment Advisory Services,
                                                                                           LLC
 Franklin High Income Fund -- Class A              To earn a high level of current         Franklin Advisers, Inc.
                                                   income. Its secondary goal is capital
                                                   appreciation to the extent it is
                                                   possible and consistent with the
                                                   Fund's principal goal.
 Franklin Income Fund -- Class A                   To maximize income while maintaining    Franklin Advisers, Inc.
                                                   prospects for capital appreciation.
 Franklin Small Cap Value Fund -- Class A          Long-term total return.                 Franklin Advisory Services, LLC
 Franklin Strategic Income Fund -- Class A         To earn a high level of current         Franklin Advisers, Inc.
                                                   income. A secondary goal is capital
                                                   appreciation over the long-term.
 Franklin Templeton Conservative Allocation Fund   The highest level of long-term total    Franklin Advisers, Inc.
  -- Class A                                       return that is consistent with an
                                                   acceptable level of risk.
 Franklin Templeton Growth Allocation Fund --      The highest level of long-term total    Franklin Advisers, Inc.
  Class A                                          return that is consistent with an
                                                   acceptable level of risk.
 Franklin Templeton Moderate Allocation Fund --    The highest level of long-term total    Franklin Advisers, Inc.
  Class A                                          return that is consistent with an
                                                   acceptable level of risk.
 Franklin Total Return Fund -- Class A             The Fund's principal investment goal    Franklin Advisers, Inc.
                                                   is to provide high current income,      Franklin Templeton Institutional, LLC
                                                   consistent with preservation of
                                                   capital. Its secondary goal is capital
                                                   appreciation over the long term.
 Frost Dividend Value Equity Fund -- Class A       Seeks long term capital appreciation    Frost Investment Advisors, LLC
                                                   and current income.
 Frost Growth Equity Fund -- Class A (1)           Seeks to achieve long-term capital      Frost Investment Advisors, LLC
                                                   appreciation.
 Goldman Sachs Government Income Fund -- Class A   A high level of current income,         Goldman Sachs Asset Management, L.P.
                                                   consistent with safety of principal
 Goldman Sachs Growth Opportunities Fund -- Class  Long-term growth of capital             Goldman Sachs Asset Management, L.P.
  A
 Goldman Sachs High Yield Fund -- Class A          A high level of current income and may  Goldman Sachs Asset Management, L.P.
                                                   also consider the potential for
                                                   capital appreciation
 Goldman Sachs Large Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Mid Cap Value Fund -- Class A       Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Goldman Sachs Satellite Strategies -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Small Cap Value Fund -- Class A     Seeks long-term capital appreciation    Goldman Sachs Asset Management, L.P.
 Invesco Developing Markets Fund -- Class A        Long-term growth of capital, and,       Invesco Advisers, Inc.
                                                   secondarily, income
 Invesco International Growth Fund -- Class A      Long-term capital growth                Invesco Advisers, Inc.
 Invesco Real Estate Fund -- Class A               Total return through growth of capital  Invesco Advisers, Inc.
                                                   and current income
 Invesco Small Cap Equity Fund -- Class A          Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Small Cap Growth Fund -- Class A          Long-term growth of capital             Invesco Advisers, Inc.
 Invesco Van Kampen American Franchise Fund --     Long-term capital appreciation          Invesco Advisers, Inc.
  Class A
 Invesco Van Kampen American Value Fund -- Class   To seek to provide a high total return  Invesco Advisers, Inc.
  A                                                by investing in equity securities of
                                                   small -- to mid sized -- corporations
 Invesco Van Kampen Comstock Fund -- Class A       To seek capital growth and income       Invesco Advisers, Inc.
                                                   through investments in equity
                                                   securities, including common stocks,
                                                   preferred stocks and securities
                                                   convertible into common and preferred
                                                   stocks
 Invesco Van Kampen Equity and Income Fund --      To seek the highest possible income     Invesco Advisers, Inc.
  Class A                                          consistent with safety of principal.
                                                   Long term growth of capital is an
                                                   important secondary investment
                                                   objective
 Invesco Van Kampen Growth and Income Fund --      To seek income and long-term growth of  Invesco Advisers, Inc.
  Class A                                          capital
 Invesco Van Kampen Mid Cap Growth Fund -- Class   To seek capital growth                  Invesco Advisers, Inc.
  A
 Invesco Van Kampen Small Cap Growth Fund --       To seek capital appreciation            Invesco Advisers, Inc.
  Class A
 Invesco Van Kampen Small Cap Value Fund -- Class  To seek capital appreciation            Invesco Advisers, Inc.
  A
 Ivy Asset Strategy Fund -- Class Y (b)            To seek to provide total return.        Ivy Investment Management Company
 Ivy Global Natural Resources Fund -- Class Y (b)  To provide long-term growth. Any        Ivy Investment Management Company
                                                   income realized will be incidental.     Sub-advised by Mackenzie Financial
                                                                                           Corporation
 Ivy Large Cap Growth Fund -- Class Y              To seek to provide growth of capital.   Ivy Investment Management Company
 Janus Balanced Fund -- Class S                    Seeks long-term capital growth,         Janus Capital Management LLC
                                                   consistent with preservation of
                                                   capital and balanced by current income
 Janus Enterprise Fund -- Class S                  Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Forty Fund -- Class S                       Seeks long-term growth of capital       Janus Capital Management LLC
 Janus Overseas Fund -- Class S                    Seeks long-term growth of capital       Janus Capital Management LLC
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan Core Bond Fund -- Class A                Seeks to maximize total return by       JPMorgan Investment Management, Inc.
                                                   investing primarily in a diversified
                                                   portfolio of intermediate- and
                                                   long-term debt securities
 JPMorgan Prime Money Market Fund -- Reserve       Aims to provide the highest possible    JPMorgan Investment Management, Inc.
  Shares++                                         level of current income while still
                                                   maintaining liquidity and preserving
                                                   capital
 JPMorgan Small Cap Growth Fund -- Class A (c)     Seeks long-term capital growth          JPMorgan Investment Management, Inc.
                                                   primarily by investing in a portfolio
                                                   of equity securities of
                                                   small-capitalization and emerging
                                                   growth companies
 JPMorgan Small Cap Value Fund -- Class A          Seeks long-term capital growth          JPMorgan Investment Management, Inc.
                                                   primarily by investing in a portfolio
                                                   of equity securities of
                                                   small-capitalization companies
 JPMorgan SmartRetirement(R) 2010 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2015 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2020 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2025 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2030 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2035 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2040 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 JPMorgan SmartRetirement(R) 2045 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2050 Fund -- Class A  Seeks total return with a shift to      JPMorgan Investment Management, Inc.
                                                   current income and some capital
                                                   appreciation over time as the Fund
                                                   approaches and passes the target
                                                   retirement date
 JPMorgan SmartRetirement(R) 2055 Fund -- Class A  The fund seeks total return with a      JPMorgan Investment Management, Inc.
                                                   shift to current income and some
                                                   capital appreciation over time as the
                                                   fund approaches and passes the target
                                                   retirement date.
 JPMorgan SmartRetirement(R) Income Fund -- Class  Seeks current income and some capital   JPMorgan Investment Management, Inc.
  A                                                appreciation
 JPMorgan U.S. Equity Fund -- Class A              Seeks to provide high total return      JPMorgan Investment Management, Inc.
                                                   from a portfolio of selected equity
                                                   securities
 JPMorgan U.S. Real Estate Fund -- Class A         Seeks a high level of current income    JPMorgan Investment Management, Inc.
                                                   and long-term capital appreciation
                                                   primarily through investments in real
                                                   estate securities
 Legg Mason ClearBridge Appreciation Fund --       Long-term capital appreciation          Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                  Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 Legg Mason ClearBridge Mid Cap Core Fund --       Long-term capital growth                Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                  Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 Legg Mason ClearBridge Small Cap Growth Fund --   Long-term growth of capital             Legg Mason Partners Fund Advisor, LLC
  Class A                                                                                  Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 Legg Mason ClearBridge Small Cap Growth Fund --   Long-term growth of capital             Legg Mason Partners Fund Advisor, LLC
  Class FI (d)                                                                             Sub-advised by ClearBridge Advisors,
                                                                                           LLC
 LifePath 2020 Portfolio(R) -- Investor A          LifePath 2020 Portfolio(R) ("LifePath   BlackRock Advisors, Inc.
                                                   2020 Portfolio" or the "LifePath
                                                   Portfolio"), a series of BlackRock
                                                   Funds III (the "Trust"), is managed
                                                   for investors planning to retire (or
                                                   begin to withdraw substantial portions
                                                   of their investment) approximately in
                                                   the year 2020.
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LifePath 2025 Portfolio(R) -- Investor A          LifePath(R) 2025 Portfolio ("LifePath   BlackRock Fund Advisers
                                                   2025 Portfolio" or the "LifePath
                                                   Portfolio"), a series of BlackRock
                                                   Funds III (the "Trust"), is managed
                                                   for investors planning to retire (or
                                                   begin to withdraw substantial portions
                                                   of their investment) approximately in
                                                   the year 2025.
 LifePath 2030 Portfolio(R) -- Investor A          LifePath 2030 Portfolio(R) ("LifePath   BlackRock Fund Advisers
                                                   2030 Portfolio" or the "LifePath
                                                   Portfolio"), a series of BlackRock
                                                   Funds III (the "Trust"), is managed
                                                   for investors planning to retire (or
                                                   begin to withdraw substantial portions
                                                   of their investment) approximately in
                                                   the year 2030.
 LifePath 2035 Portfolio(R) -- Investor A          LifePath(R) 2035 Portfolio ("LifePath   BlackRock Fund Advisers
                                                   2035 Portfolio" or the "LifePath
                                                   Portfolio"), a series of BlackRock
                                                   Funds III (the "Trust"), is managed
                                                   for investors planning to retire (or
                                                   begin to withdraw substantial portions
                                                   of their investment) approximately in
                                                   the year 2035.
 LifePath 2040 Portfolio(R) -- Investor A          LifePath 2040 Portfolio(R) ("LifePath   BlackRock Fund Advisers
                                                   2040 Portfolio" or the "LifePath
                                                   Portfolio"), a series of BlackRock
                                                   Funds III (the "Trust"), is managed
                                                   for investors planning to retire (or
                                                   begin to withdraw substantial portions
                                                   of their investment) approximately in
                                                   the year 2040.
 LifePath 2045 Portfolio(R) -- Investor A          LifePath(R) 2045 Portfolio ("LifePath   BlackRock Fund Advisers
                                                   2045 Portfolio" or the "LifePath
                                                   Portfolio"), a series of BlackRock
                                                   Funds III (the "Trust"), is managed
                                                   for investors planning to retire (or
                                                   begin to withdraw substantial portions
                                                   of their investment) approximately in
                                                   the year 2045.
 LifePath(R) 2050 Portfolio -- Investor A          LifePath(R) 2050 Portfolio (the         BlackRock Fund Advisers
                                                   "LifePath 2050 Portfolio" or the
                                                   "LifePath Portfolio"), a series of
                                                   BlackRock Funds III (the "Trust"), is
                                                   managed for investors planning to
                                                   retire (or begin to withdraw
                                                   substantial portions of their
                                                   investment) approximately in the year
                                                   2050.
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 LifePath 2055 Portfolio(R) -- Investor A          LifePath 2055(R) Portfolio (the         BlackRock Fund Advisers
                                                   "LifePath 2055 Portfolio" or the
                                                   "LifePath Portfolio"), a series of
                                                   BlackRock Funds III (the "Trust"), is
                                                   managed for investors planning to
                                                   retire (or begin to withdraw
                                                   substantial portions of their
                                                   investment) approximately in the year
                                                   2055.
 LifePath(R) Retirement Portfolio -- Investor A    LifePath(R) Retirement Portfolio        BlackRock Fund Advisers
                                                   ("LifePath Retirement Portfolio" or
                                                   the "LifePath Portfolio"), a series of
                                                   BlackRock Funds III (the "Trust"), is
                                                   managed for investors seeking income
                                                   and moderate long-term growth of
                                                   capital.
 LKCM Aquinas Growth Fund                          Long-term growth                        Luther King Capital Management
                                                                                           Corporation
 LKCM Aquinas Value Fund                           Long-term growth                        Luther King Capital Management
                                                                                           Corporation
 Loomis Sayles Bond Fund -- Class ADM              High total investment return through a  Loomis, Sayles & Company, L.P.
                                                   combination of current income and
                                                   capital appreciation
 Lord Abbett Affiliated Fund, Inc. -- Class A (b)  Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett Classic Stock Fund -- Class A         Growth of capital and growth of income  Lord, Abbett & Co. LLC consistent with reasonable risk
 Lord Abbett Developing Growth Fund -- Class A     Long-term growth of capital through a   Lord, Abbett & Co. LLC
  (e)                                              diversified and actively managed
                                                   portfolio consisting of developing
                                                   growth companies, many of which are
                                                   traded over the counter.
 Lord Abbett Fundamental Equity Fund -- Class A    Long-term growth of capital and income  Lord, Abbett & Co. LLC without excessive fluctuations in
                                                   market value
 Lord Abbett Growth Opportunities Fund -- Class A  Seeks capital appreciation              Lord, Abbett & Co. LLC
 Lord Abbett International Core Equity Fund --     Seeks long-term capital appreciation    Lord, Abbett & Co. LLC
  Class A
 Lord Abbett Small-Cap Blend Fund -- Class A (f)   Long-term growth of capital by          Lord, Abbett & Co. LLC
                                                   investing primarily in stocks of small
                                                   companies
 Lord Abbett Total Return Fund -- Class A          Income and capital appreciation to      Lord, Abbett & Co. LLC
                                                   produce a high total return
 Lord Abbett Value Opportunities Fund -- Class A   Seeks long-term capital appreciation    Lord, Abbett & Co. LLC
 Massachusetts Investors Trust -- Class R3         Seeks capital appreciation              MFS Investment Management
 MFS(R) Emerging Markets Debt Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management high current income, but also
                                                   considering capital appreciation
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Government Securities Fund -- Class R3     Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) Growth Fund -- Class R3 (g)                Seeks capital appreciation              MFS Investment Management
 MFS(R) International Growth Fund -- Class R3      Seeks capital appreciation              MFS Investment Management
 MFS(R) International Value Fund -- Class R3       Seeks capital appreciation              MFS Investment Management
 MFS(R) New Discovery Fund -- Class R3             Seeks capital appreciation              MFS Investment Management
 MFS(R) Research Bond Fund -- Class R3             Seeks total return with an emphasis on  MFS Investment Management current income, but also considering
                                                   capital appreciation
 MFS(R) Research International Fund -- Class R3    Seeks capital appreciation              MFS Investment Management
 MFS(R) Total Return Fund -- Class R3              Seeks total return                      MFS Investment Management
 MFS(R) Utilities Fund -- Class R3                 Seeks total return                      MFS Investment Management
 MFS(R) Value Fund -- Class R3                     Seeks capital appreciation              MFS Investment Management
 MSIF Opportunity Portfolio -- Class H             Seeks long-term capital appreciation    Morgan Stanley Investment Management
                                                                                           Inc.
 Munder Mid-Cap Core Growth Fund -- Class A        Provide long-term capital appreciation  Munder Capital Management
 Mutual Beacon Fund -- Class A (b)                 Capital appreciation, which may         Franklin Mutual Advisers, LLC
                                                   occasionally be short term. The
                                                   secondary goal is income.
 Mutual Global Discovery Fund -- Class A           Capital appreciation                    Franklin Mutual Advisers, LLC
 Mutual Shares Fund -- Class A                     Capital appreciation, which may         Franklin Mutual Advisers, LLC
                                                   occasionally be short term. The
                                                   secondary goal is income.
 Neuberger Berman Socially Responsible Fund --     Seeks long-term growth of capital by    Neuberger Berman Management LLC
  Class A                                          investing primarily in securities of    Sub-advised by Neuberger Berman LLC
                                                   companies that meet the Fund's
                                                   financial criteria and social policy
 Nuveen Equity Index Fund -- Class A               Track S&P 500 performance               Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Mid Cap Growth Opportunities Fund --       Capital appreciation                    Nuveen Fund Advisors
  Class A                                                                                  Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Mid Cap Index Fund -- Class A              Track S&P 400 Midcap                    Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Small Cap Index Fund -- Class A            Track Russell 200 performance           Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Nuveen Small Cap Select Fund -- Class A           Capital appreciation                    Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Nuveen Tradewinds International Value -- Class A  Long-term capital appreciation          Nuveen Fund Advisors
                                                                                           Sub-advised by Nuveen Asset
                                                                                           Management, LLC
 Oppenheimer Developing Markets Fund -- Class A    Aggressively seeks long-term capital    OppenheimerFunds, Inc.
                                                   appreciation
 Oppenheimer Equity Income Fund, Inc. -- Class A   Provide total return potential by       OppenheimerFunds, Inc.
                                                   investing in dividend-paying stocks.
 Oppenheimer Global Fund -- Class A                The Fund invests its assets with the    OppenheimerFunds, Inc.
                                                   objective of long term capital
                                                   appreciation.
 Oppenheimer Global Strategic Income Fund --       Seeks total return                      OppenheimerFunds, Inc.
  Class A
 Oppenheimer Gold & Special Minerals Fund --       To seek capital appreciation            OppenheimerFunds, Inc.
  Class A
 Oppenheimer International Bond Fund -- Class A    Seeks total return                      OppenheimerFunds, Inc.
 Oppenheimer International Diversified Fund --     The Fund seeks to achieve high total    OppenheimerFunds, Inc.
  Class A                                          return through both capital
                                                   appreciation and income.
 Oppenheimer International Growth Fund -- Class A  The Fund's investment objective is to   OppenheimerFunds, Inc.
                                                   seek long-term capital appreciation
                                                   emphasizing common stocks of foreign
                                                   securities.
 Oppenheimer Main Street Select Fund(TM) -- Class  Seeks capital appreciation              OppenheimerFunds, Inc.
  A
 Oppenheimer Main Street Small- & Mid- Cap         The Fund seeks capital appreciation     OppenheimerFunds, Inc.
  Fund(TM) -- Class A                              emphasizing small company stocks.
 Oppenheimer Real Estate Fund -- Class A           The Fund seeks total return through     OppenheimerFunds, Inc.
                                                   investment in real estate securities.
 Oppenheimer Small- & Mid- Cap Value Fund --       This Fund invests primarily in small    OppenheimerFunds, Inc.
  Class A (b)                                      and mid-size company stocks that the
                                                   portfolio manager believes are trading
                                                   at a discount relative to their
                                                   potential earnings power.
 Perkins Mid Cap Value Fund -- Class S             Seeks capital appreciation              Janus Capital Management LLC
                                                                                           Sub-advised by Perkins Investment
                                                                                           Management LLC
 PIMCO Real Return Fund -- Class A                 Maximum real return, consistent with    Pacific Investment Management Company
                                                   preservation of real capital and        LLC
                                                   prudent investment management
 PIMCO Total Return Fund -- Class A                Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 PIMCO Total Return III Fund -- Class Admin        Maximum total return, consistent with   Pacific Investment Management Company
                                                   preservation of capital and prudent     LLC
                                                   investment management
 Pioneer Cullen Value Fund -- Class A              Capital appreciation. Current income    Pioneer Investment Management, Inc.
                                                   is a secondary objective                Sub-advised by Cullen Capital
                                                                                           Management, LLC.
 Pioneer Fund -- Class A                           Reasonable income and capital growth.   Pioneer Investment Management, Inc.
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Pioneer Mid Cap Value Fund -- Class A (f)         Capital appreciation by investing in a  Pioneer Investment Management, Inc.
                                                   diversified portfolio of equity
                                                   securities consisting primarily of
                                                   common stocks
 Pioneer Oak Ridge Small Cap Growth Fund -- Class  Capital appreciation                    Pioneer Investment Management, Inc.
  A                                                                                        Sub-advised by Oak Ridge Investments,
                                                                                           LLC
 Pioneer Strategic Income Fund -- Class A          High level of current income            Pioneer Investment Management, Inc.
 Prudential Jennison 20/20 Focus Fund -- Class A   Long-term growth of capital             Prudential Investments LLC
                                                                                           Jennison Associates LLC
 Prudential Jennison Mid-Cap Growth Fund, Inc. --  Long-term capital appreciation          Prudential Investments LLC
  Class A                                                                                  Jennison Associates LLC
 Prudential Jennison Natural Resources Fund, Inc.  Long-term growth of capital             Prudential Investments LLC
  -- Class A                                                                               Jennison Associates LLC
 Putnam Equity Income Fund -- Class A              Capital growth and current income       Putnam Investment Management, LLC
                                                                                           Sub-advised by Putnam Investments
                                                                                           Limited
 Putnam High Yield Advantage Fund -- Class A       High current income. Capital growth is  Putnam Investment Management, LLC
                                                   a secondary goal when consistent with   Sub-advised by Putnam Investments
                                                   achieving high current income.          Limited
 Putnam International Capital Opportunities Fund   The fund seeks long-term capital        Putnam Investment Management, LLC
  -- Class A                                       appreciation.                           Sub-advised by Putnam Investments
                                                                                           Limited
 RidgeWorth Large Cap Value Equity Fund -- Class   Seeks to provide a high level of        RidgeWorth Investments
  A                                                capital appreciation. As a secondary    Sub-advised by Ceredex Value Advisors
                                                   goal, the Fund also seeks to provide    LLC
                                                   current income.
 RidgeWorth Mid-Cap Value Equity Fund -- Class A   Seeks to provide capital appreciation.  RidgeWorth Investments
                                                   As a secondary goal, the Fund also      Sub-advised by Ceredex Value Advisors
                                                   seeks to provide current income.        LLC
 RidgeWorth Small Cap Value Equity Fund -- Class   Seeks to provide capital appreciation.  RidgeWorth Investments
  A (h)                                            As a secondary goal, the Fund also      Sub-advised by Ceredex Value Advisors
                                                   seeks to provide current income.        LLC
 RidgeWorth Total Return Bond Fund -- Class A      Seeks total return (comprised of        RidgeWorth Investments
                                                   capital appreciation and income) that   Sub-advised by Seix Investment
                                                   consistently exceeds the total return   Advisors LLC
                                                   of the broad U.S. investment grade
                                                   bond market.
 Royce Total Return Fund -- Class K                Long-term growth of capital and         Royce & Associates, LLC
                                                   current income
 Royce Value Fund -- Class K                       Long-term growth of capital             Royce & Associates, LLC
 T. Rowe Price Equity Income Fund -- Class R       Seeks to provide substantial dividend   T. Rowe Price Associates, Inc.
                                                   income as well as long-term growth of
                                                   capital through investments in the
                                                   common stocks of established
                                                   companies.
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Growth Stock Fund -- Class R        Seeks to provide long-term capital      T. Rowe Price Associates, Inc.
                                                   growth and, secondarily, increasing
                                                   dividend income through investments in
                                                   the common stocks of well-established
                                                   growth companies.
 Templeton Foreign Fund -- Class A                 Long-term capital growth.               Templeton Global Advisors Limited
 Templeton Global Bond Fund -- Class A             Current income with capital             Franklin Advisers, Inc.
                                                   appreciation and growth of income.
 Templeton Global Opportunities Trust -- Class A   Long-term capital growth.               Templeton Investment Counsel, LLC
                                                                                           Franklin Templeton Investments (Asia)
                                                                                           Limited
 The Hartford Balanced Allocation Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R4*                                              and income                              Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Balanced Income Fund -- Class R4     Seeks to provide current income with    Hartford Investment Financial
                                                   growth of capital as a secondary        Services, LLC
                                                   objective                               Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Capital Appreciation Fund -- Class   Seeks growth of capital                 Hartford Investment Financial
  R4                                                                                       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Capital Appreciation II Fund --      Seeks growth of capital                 Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Checks and Balances Fund -- Class    Seeks long-term capital appreciation    Hartford Investment Financial
  R4                                               and income                              Services, LLC
 The Hartford Conservative Allocation Fund --      Seeks current income and long-term      Hartford Investment Financial
  Class R4*                                        capital appreciation                    Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Dividend and Growth Fund -- Class    Seeks a high level of current income    Hartford Investment Financial
  R4                                               consistent with growth of capital       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Equity Growth Allocation Fund --     Seeks long-term capital appreciation    Hartford Investment Financial
  Class R4**                                                                               Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Equity Income Fund -- Class R4       Seeks a high level of current income    Hartford Investment Financial
                                                   consistent with growth of capital       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Fundamental Growth Fund -- Class R4  Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Global All-Asset Fund -- Class R4    Seeks to provide long-term total        Hartford Investment Financial
                                                   return                                  Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
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
SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Growth Allocation Fund -- Class R4*  Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Growth Opportunities Fund -- Class   Seeks capital appreciation              Hartford Investment Financial
  R4                                                                                       Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford High Yield Fund -- Class R4          Seeks to provide high current income,   Hartford Investment Financial
                                                   and long-term total return              Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Inflation Plus Fund -- Class R4      Seeks a total return that exceeds the   Hartford Investment Financial
                                                   rate of inflation over an economic      Services, LLC
                                                   cycle                                   Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford International Opportunities Fund --  Seeks long-term growth of capital       Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford International Small Company Fund --  Seeks capital appreciation              Hartford Investment Financial
  Class R4                                                                                 Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Midcap Fund -- Class R4              Seeks long-term growth of capital       Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford MidCap Value Fund -- Class R4        Seeks long-term capital appreciation    Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Small Company Fund -- Class R4       Seeks growth of capital                 Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Target Retirement 2010 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2015 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2020 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2025 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 The Hartford Target Retirement 2030 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2035 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2040 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2045 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Target Retirement 2050 Fund --       Maximize total return and secondarily,  Hartford Investment Financial
  Class R4*                                        to seek capital preservation            Services, LLC
                                                                                           Sub-advised by Hartford Investment
                                                                                           Management Company
 The Hartford Total Return Bond Fund -- Class R4   Seeks a competitive total return, with  Hartford Investment Financial
  (b)                                              income as a secondary objective         Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 The Hartford Value Fund -- Class R4               Seeks long-term total return            Hartford Investment Financial
                                                                                           Services, LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company, LLP
 Thornburg International Value Fund -- Class R4    Long-term capital appreciation          Thornburg Investment Management, Inc.
 Thornburg Value Fund -- Class R4                  Long-term capital appreciation          Thornburg Investment Management, Inc.
 TIAA-CREF Bond Index Fund -- Retirement           Seeks a favorable long-term total       Teachers Advisors, Inc.
                                                   return, mainly from current income, by
                                                   primarily investing in a portfolio of
                                                   fixed-income securities that is
                                                   designed to produce a return that
                                                   corresponds with the total return of
                                                   the U.S. investment-grade bond market
                                                   based on a broad bond index
 TIAA-CREF Equity Index Fund -- Retirement         Seeks a favorable long-term total       Teachers Advisors, Inc.
                                                   return, mainly through capital
                                                   appreciation, by investing primarily
                                                   in a portfolio of equity securities
                                                   selected to track the overall U.S.
                                                   equity markets based on a market index
 TIAA-CREF Large-Cap Growth Index Fund --          Seeks a favorable long-term total       Teachers Advisors, Inc.
  Retirement                                       return, mainly through capital
                                                   appreciation, by investing primarily
                                                   in a portfolio of equity securities of
                                                   large domestic growth companies based
                                                   on a market index

SUB-ACCOUNT                                             INVESTMENT OBJECTIVE SUMMARY           INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 TIAA-CREF Large-Cap Value Index Fund --           Seeks a favorable long-term total       Teachers Advisors, Inc.
  Retirement                                       return, mainly through capital
                                                   appreciation, by investing primarily
                                                   in a portfolio of equity securities of
                                                   large domestic growth companies based
                                                   on a market index
 Timothy Plan Large/Mid-Cap Value Fund -- Class A  Long-term growth of capital, with       Timothy Partners, Ltd
                                                   secondary objective of current income.  Sub-advised by Westwood Management
                                                                                           Corp
 Victory Diversified Stock Fund -- Class A (b)     Provide long-term growth of capital     Victory Capital Management Inc.
 Victory Established Value Fund -- Class A         Seeks long term capital growth by       Victory Capital Management Inc.
                                                   investing primarily in common stocks
 Victory Small Company Opportunity Fund -- Class   Provide capital appreciation            Victory Capital Management Inc.
  A
 Victory Special Value Fund -- Class A             Long-term growth of capital and         Victory Capital Management Inc.
                                                   dividend income
 Wells Fargo Advantage Asset Allocation Fund --    Long-term total return, consisting of   Wells Fargo Funds Management, LLC
  Class A                                          capital appreciation and current        Sub-advised by Grantham, Mayo, Van
                                                   income                                  Otterloo & Co. (GMO)
 Wells Fargo Advantage Emerging Markets Equity     Long-term capital appreciation          Wells Fargo Funds Management, LLC
  Fund -- Class A                                                                          Sub-advised by Wells Capital
                                                                                           Management, Inc.
 Wells Fargo Advantage Utility and                 Total return, consisting of income and  Wells Fargo Funds Management, LLC
  Telecommunications Fund -- Class A               capital appreciation                    Sub-advised by Crow Point Partners,
                                                                                           LLC
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
ALGER INSTITUTIONAL FUNDS
 Alger Capital Appreciation Institutional Fund --  Seeks long-term capital appreciation    Fred Alger Management, Inc.
  Class I
 Alger Mid Cap Growth Institutional Fund -- Class  Seeks long-term capital appreciation    Fred Alger Management, Inc.
  I (b)
HARTFORD SERIES FUND, INC.
 Hartford Index HLS Fund -- Class IB               Seeks to provide investment results     HL Investment Advisors, LLC
                                                   which approximate the price and yield   Sub-advised by Hartford Investment
                                                   performance of publicly traded common   Management Company
                                                   stocks in the aggregate.



++ In a low interest rate environment, yields for money market Sub-Accounts, after deduction of Contract charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Participant Account value to a money market Sub-Account or participate in an Asset Allocation Program where Participant Account value is allocated to a money market Sub-Account, that portion of the value of your Participant Account value may decrease in value.




* Effective on or before 6/30/2012, Wellington Management Company, LLP will be the new sub-adviser.



** Pursuant to a Plan of Reorganization, the following underlying Fund will be merged into the following surviving Fund effective as of the close of business of the New York Stock Exchange on or about May 25, 2012. When the Reorganization is complete, all references to the underlying Fund are hereby deleted.



            UNDERLYING FUND                           SURVIVING FUND
--------------------------------------------------------------------------------
The Hartford Equity Growth Allocation     The Hartford Growth Allocation Fund --
Fund -- Class R4                          Class R4



(a)  Closed to Contracts issued on or after 8/1/2011.



(b) Closed to Contracts issued on or after 8/1/2012.



(c)  Closed to Contracts issued on or after 8/12/2011.

(d) Closed to Contracts issued on or after 4/30/2012.



(e)  Closed to Contracts issued on or after 1/15/2012.



(f)  Closed to Contracts issued on or after 9/30/2011.



(g)  Closed to Contracts issued on or after 8/26/2011.



(h) Closed to Contracts issued on or after 4/20/2012.



NOTES



(1)  Formerly Frost Core Growth Equity Fund -- Class A


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

       - Notify the Contract Owner or Participant of any Fund shareholders' meeting if the shares held for the Contract may be voted;

       - Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

       - Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

       - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

       - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

    CHANGES TO THE FUNDS AND SEPARATE ACCOUNT: Where permitted by applicable law, we may add new Funds to the Separate Account as new Sub-Accounts, make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as we may determine, cease to offer any Sub-Account (including closing a Sub-Account to new Contributions and transfers of Contract value) as necessary to respond to changes in applicable law, or any Fund-initiated changes, events or activity, including, but not limited to, Fund mergers, Fund liquidations, Fund closures or other Fund-initiated activity, combine separate accounts, including the Separate Account, and deregister the Separate Account under the Investment Company Act of 1940, if such registration is no longer required.

    We will send Contract Owners any required notice of an applicable change to the Separate Account or a Fund's availability.

    FEES AND PAYMENTS RECEIVED BY HARTFORD FROM THE FUND FAMILIES: We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.75% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


    We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by fund and Hartford may receive greater or less fees and payments depending on which variable investment options your plan selects.

    For Example:

         As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the plan's investment in the fund.

         If the plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per plan Participant Account invested in the investment option investing in the fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the plan's investment in the fund.

    You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected, fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

    Some of the Sub-Accounts available in the Contract invest in Funds that are part of our own affiliated family of funds. In addition to any fees and payments Hartford may receive with respect to those funds, one or more of our affiliates receives compensation from the funds, including among other things a management fee and 12b-1 fees from the funds.


    For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at retire.hartfordlife.com or call 1-800-874-2502, Option 4. Written information will be provided upon request.


    ENDORSEMENT FEES PAID BY HARTFORD: Hartford pays fees to the organizations listed below in exchange for an endorsement of our Contract. As part of the endorsement, Hartford is invited to participate in various programs, conferences and meetings offered through these organizations in order to allow us to market our Contract.

    Hartford Life also pays additional fees in order to sponsor certain programs offered through these organizations including the "Top Cop Awards" program and an annual "Pension and Benefits Seminar" offered to members of these organizations.

    For additional information on the amount of fees and payments made by Hartford, please call 1-800-874-2502, Option 4. Written information will be provided upon request.

    Organizations Receiving Endorsement Fee Payments from Hartford:


       1.   The National Association of Police Officers;

       2.   Florida Police Benevolent Association, Inc.;



       3.   Police Benevolent & Protective Association of Illinois;



       4.   Combined Law Enforcement Association of Texas; and



       5.   The American Public Garden Association.


                             GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

    THE GENERAL ACCOUNT IS SUBJECT TO THE COMPANY'S CLAIMS-PAYING ABILITY. INVESTORS MUST LOOK TO THE STRENGTH OF THE INSURANCE COMPANY WITH REGARD TO INSURANCE COMPANY GUARANTEES. OUR ABILITY TO HONOR ALL GUARANTEES UNDER THE CONTRACT IS SUBJECT TO OUR CLAIMS-PAYING CAPABILITIES AND/OR FINANCIAL STRENGTH.

    GUARANTEED SEPARATE ACCOUNT: We may also offer some Contract Owners a similar declared interest rate option through a guaranteed separate account. The portion of a Contract relating to such a guaranteed separate account is not registered under the 1933 Act and the guaranteed separate account is not registered as an investment company under the 1940 Act. All guarantees are subject to our claims paying ability.

                                CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

       -   the cost of preparing sales literature,

       - commissions and other compensation paid to broker dealers and their registered representatives, and

       -   other promotional and distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused Program and Administrative Charges.

    We do not deduct a sales charge at the time Contributions are made to the Contract. We may assess a Contingent Deferred Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Contract Years completed with respect to your Participant Account before the Surrender. We do not assess a Contingent Deferred Sales Charge after the fifth Contract Year.

    The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                                                            AS A PERCENTAGE
                                                             OF PARTICIPANT
                                                             ACCOUNT VALUE
CONTRACT YEARS                                                SURRENDERED
--------------------------------------------------------------------------------
During the First Year                                               5%
During the Second Year                                              4%
During the Third Year                                               3%
During the Fourth Year                                              2%
During the Fifth Year                                               1%
During the Sixth Year and thereafter                                0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

- Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%:
    Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

- Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    The following Surrenders are NOT subject to a Contingent Deferred Sales
Charge:

       - BENEFIT PAYMENTS -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay benefits to a Participant or a beneficiary under the terms of your Plan. We call these amounts "Benefit Payments". Amounts Surrendered for transfer to the funding vehicle of another investment provider or Surrendered because of the termination of your Plan are not Benefit Payments. Upon our request, the Contract Owner must provide documentation acceptable to us that a Surrender is a Benefit Payment.

    - PLAN RELATED EXPENSES -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to pay certain administrative expenses or other plan related expenses including, fees to consultants, auditors, third party administrators and other plan service providers. We call these amounts "Plan Related Expenses." Upon our request, the Contract Owner must provide us with reasonable documentation that a Surrender is a Plan Related Expense.

       - TRANSFER TO AN APPROVED PLAN RELATED INVESTMENT ACCOUNT -- We do not assess a Contingent Deferred Sales Charge on amounts Surrendered from the Contract to transfer to an Approved Plan Related Investment Account. An Approved Plan Related Investment Account is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of Participant directed transfers of amounts from the Contract for investment outside of the Contract.

    We will allocate the deduction of the Contingent Deferred Sales Charge among all Sub-Accounts and any General Account value in a Participant Account on a prorate basis unless you elect a different allocation of the deduction for the Contingent Deferred Sales Charge.

    ANNUAL MAINTENANCE FEE: The Annual Maintenance Fee is an annual fee that we deduct from the value of each Participant Account on a quarterly basis during the Accumulation Period. This means during the year we deduct 25 percent of the Annual Maintenance Fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account. The maximum Annual Maintenance Fee permitted under the Contracts is $30. We determine the current amount of the Annual Maintenance Fee that will apply to all Participant Accounts under your plan's Contract for the calendar year, using the table below based on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. This means the Annual Maintenance Fee for any Contract Year may increase or decrease from the prior year depending on the average of all Participant Account values under your plan's Contract as of the last Valuation Day of the prior year. The Annual Maintenance Fee will be as set forth in the table below; however, we may charge the maximum Annual Maintenance Fee of $30 if a plan negotiates additional services under the Contract. The Annual Maintenance Fee helps to compensate us for our administrative services related to maintaining the Contract and the Participant Accounts.


AVERAGE PARTICIPANT ACCOUNT VALUE                           AMOUNT OF THE
UNDER YOUR CONTRACT                                     ANNUAL MAINTENANCE FEE
--------------------------------------------------------------------------------
$0 to $19,999.99                                                  $20
$20,000.00 to $39,999.99                                          $10
$40,000.00 and over                                                $0

    The Annual Maintenance Fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). We may also reduce or waive some or all of the Annual Maintenance Fee for Plans that use a third party administrator with systems that are compatible with our own.

    PROGRAM AND ADMINISTRATIVE CHARGE: For providing administrative services, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. This charge continues for the life of the Contract. The rate of the charge depends on the total value of the aggregate Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer. IF THE ACTUAL TOTAL VALUE OF THE AGGREGATE PARTICIPANT ACCOUNTS WITHIN THE CONTRACT IS LESSER THAN THE ANTICIPATED LEVEL, WE MAY INCREASE THE PROGRAM AND ADMINISTRATIVE CHARGE ON A GOING FORWARD BASIS. IN NO EVENT WILL THE CHARGE EXCEED 1.25%.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                     PROGRAM AND
TOTAL VALUE OF PARTICIPANT ACCOUNTS UNDER A CONTRACT            ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------
 $0 to $3,499,999.99                                                      1.25%
 $3,500,000.00 to $4,999,999.99                                           1.05%
 $5,000,000.00 to $24,999,999.99                                          0.85%
 $25,000,000.00 to $34,999,999.99                                         0.75%
 $35,000,000.00 to $49,999,999.99                                         0.65%
 $50,000,000.00 to $69,999,999.99                                         0.50%
 $70,000,000.00 to $84,999,999.99                                         0.35%
 $85,000,000.00 to $99,999,999.99                                         0.15%
 $100,000,000.00 and over                                                 0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                     PROGRAM AND
                                                                ADMINISTRATIVE CHARGE
--------------------------------------------------------------------------------------
All Participants                                                         1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the Program and Administrative charge is deducted under the Contract:

    METHOD ONE: The Program and Administrative Charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The Program and Administrative Charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    We provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials. The Program and Administrative Charge compensates us for providing administrative services under the Contracts.

    If the Program and Administrative Charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the Program and Administrative Charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the Program and Administrative Charge.

    We may reduce the Program and Administrative Charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    LOAN FEES: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We deduct 25 percent of the annual fee at the end of each quarter or from the proceeds of a full Surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

    PREMIUM TAXES: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for program and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund's prospectuses.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford, and other plan service providers. We will deduct and pay such amounts to the

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Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                 THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

       - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

       - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

       - Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above.

    It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    If for any reason you are not satisfied with your participation in the Contract, simply return your certificate within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your participation in the Contract. We may require additional information, including a signature guarantee, before we can cancel your participation in the Contract.

    Unless otherwise required by state law, we will pay you your Participant Account value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you participated in the Contract. The Participant Account value may be more or less than your Contributions depending upon the investment performance of your Participant Account. This means that you bear the risk of any decline in your Participant Account value until we receive your notice of cancellation. In certain states, however, we are required to return your Contributions without deduction for any fees or charges.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%.

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    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial Contribution made to the Contract consists of a transfer of funds held by the Plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the Plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance charge to the other carrier, Hartford will reimburse the Plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

    WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

    Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

    We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

    For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

    WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. WE LIMIT EACH PARTICIPANTS TO ONE SUB-ACCOUNT TRANSFER REQUEST EACH VALUATION DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

                                    46


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    For Example:

       - If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

       - If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

       - Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

       - However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a money market fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

    SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

    The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

    We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

    THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

    FUND TRADING POLICIES

    Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

    We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

    In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

       - Certain types of financial intermediaries may not be required to provide us with shareholder information.

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       -   "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

       - A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

       - Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan contributions.

    POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

       - Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

       - Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

       - These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

       - In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

    HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

    Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

    In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

    GENERAL ACCOUNT OPTION TRANSFERS

    You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For all Contracts:

       - Transfers of assets presently held in the General Account option to any account that we determine is a competing account, are prohibited.

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       -   Similarly, transfers of assets presently held in any competing account to the General Account option, are prohibited.

    In addition, we may limit the maximum amount transferred or Surrendered from the General Account option if the amount of any transfer or full or partial Surrender from the General Account value of a Participant's Account in any Contract Year exceeds 1/6th of the General Account values under the Contract as of the end of the preceding Contract Year.

    These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

    As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

    TELEPHONE AND INTERNET TRANSFERS

    Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

    Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

    We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


    Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.


    We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.



    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.


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    Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full Surrender of your Participant Account.

    When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount in the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor. The value of your Participant Account will be the same, regardless of the method chosen by your Employer.

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share plus applicable distributions per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day; multiplied by

       - the daily expense factor for the program and administrative charge and any other applicable charges, adjusted for the number of days in the period.

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METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

       - the net asset value per share of the corresponding Fund at the end of the current Valuation Day; divided by

       - the net asset value per share of the corresponding Fund at the end of the prior Valuation Day.

    Under Method Two, the value of any applicable Fund distributions per share creates additional Accumulation Units.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

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                                 DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE: If the Participant dies before his or her Annuity Commencement Date, a death benefit will be payable to the Beneficiary. The form of the death benefit payable to the Beneficiary(ies) will be subject to the limitations of the Plan, if any, and the terms of the Contract. The death benefit shall be equal to the Participant's Account value, reduced by any Premium Taxes not previously deducted, any unpaid fees or charges under the Contract, and any outstanding Participant loan indebtedness.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payout to any one of the Annuity payment options (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement. (See "How are Contributions made to establish my Annuity Account?")

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the commuted value.

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                             SETTLEMENT PROVISIONS

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

    1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option. (See "Annuity Payout Options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

    2. TO PROVIDE ANNUITY PAYOUTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract. (See "Annuity Payout Options").

    3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

    4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

    5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYOUTS HAVE STARTED?

    Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYOUT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payout option. The Annuity Commencement Date may

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

be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payouts are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYOUT?

    The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

    CAN A CONTRACT BE SUSPENDED?

    We may suspend the Contract by giving the Contract Owner written notice at least 90 days before the effective date of the suspension. We may suspend the Contract if the Contract Owner fails to assent to any modification of the Contract. (See "Can a Contract be modified?").

    Upon suspension of the Contract, we will not accept any more Contributions. Loan repayments will continue to be accepted. The suspension of the Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity Benefits. Suspension of the Contract will not affect payments to be made by us under an Annuity that commenced prior to the date of suspension.

ANNUITY PAYOUT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payouts for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    OPTION 3: CASH REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a)    =                                          total amount applied under the option
                                                    at the Annuity Commencement Date
              -------------------------------------------------------------------------------------------------------------
                                           Annuity Unit value at the Annuity Commencement Date
(b)    =         number of Annuity Units represented by each        x          number of monthly Annuity payouts made
                         monthly Annuity payout made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive due proof of death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

- Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges").

    For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYOUT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYOUTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYOUT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYOUT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYOUT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Contingent Deferred Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

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

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYOUTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

    Here is an example of how a Variable Annuity is determined:

                        ILLUSTRATION OF ANNUITY PAYOUTS:
            (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.  Net amount applied                                                                                 $139,782.50
 B.  Initial monthly income per $1,000 of payment applied                                                      6.13
 C.  Initial monthly payment (A x B / 1,000)                                                                $856.87
 D.  Annuity Unit Value                                                                                       3.125
 E.  Number of monthly annuity units (C / D)                                                                274.198
 F.  Assume annuity unit value for second month equal to                                                      2.897
 G.  Second monthly payment (F x E)                                                                         $794.35
 H.  Assume annuity unit value for third month equal to                                                       3.415
 I.  Third month payment (H x E)                                                                            $936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

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
                           FEDERAL TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

    This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

    THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

    Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

    The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    For certain types of Contracts the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code
Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

       - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

       -   no more than 70% is represented by any two investments,

       -   no more than 80% is represented by any three investments and

       -   no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

       - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

       - A contract acquired by the estate of a decedent by reason of such decedent's death,

       - Certain contracts acquired with respect to tax-qualified retirement arrangements,

       - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

       - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

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    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

    The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a. TRADITIONAL IRAS

    Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

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    You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

    IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b. SEP IRAS

    Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer and in limited circumstances, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c. SIMPLE IRAS

    The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

    If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d. ROTH IRAS

    Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed

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by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

       a.   after the employee reaches age 59 1/2;

       b.  upon the employee's separation from service;

       c.   upon the employee's death or disability;

       d. in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

       e. as a qualified reservist distribution upon certain calls to active duty.

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    An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,000 for 2012). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


    Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

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5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For Annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

    Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

       (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

       (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

       (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

       (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

       (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

       (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

       (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

       (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

       (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

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       (x)  for a qualified first-time home buyer and meets the requirements of
            Code Section 72(t)(8).

    If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b. RMDS AND 50% PENALTY TAX

    If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

    An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

       (i)  the calendar year in which the individual attains age 70 1/2, or

       (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

    The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

       (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

       (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

    If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

    If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

    The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

    In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

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7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

       a.   an RMD amount;

       b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

       c.   any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

                                MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, an affiliate of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


    HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


    We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

    Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

    Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

    Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy.

    Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

    Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS

    Subject to FINRA and Financial Intermediary rules, we and our affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

     Additional Payments may be used for various purposes, and may take various forms, such as:

       - Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

       - Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

       - Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

       - Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

       - Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

       - "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

       - Occasional meals and entertainment, tickets to sporting events and other gifts.


    As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer:



    Ameriprise Financial Services, Inc., Edward D. Jones & Co., L.P., LPL Financial LLC, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley & Co., Inc. (various divisions and affiliates), Woodbury Financial Services, Inc. (an affiliate of ours).


    Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


    For the fiscal year ended December 31, 2011, Additional Payments for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $3.0 million.

    Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contract for Additional Payments, are listed in the Statement of Additional Information.


    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

    You can also send inquiries to us electronically via the internet through our website at retire.hartfordlife.com.


    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH IS INCORPORATED BY REFERENCE TO THIS PROSPECTUS.



    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES BELOW SHOW ONLY THE HIGHEST AND LOWEST ACCUMULATION UNIT VALUE UNDER THE CONTRACT. TABLES SHOWING THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE APPEAR IN THE STATEMENT OF ADDITIONAL INFORMATION, WHICH YOU MAY OBTAIN FREE OF CHARGE BY CONTACTING US.



                       PROGRAM AND ADMINISTRATIVE CHARGE



                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.829   (a)
Accumulation unit value at end of period           $10.800
Number of accumulation units outstanding
 at end of period (in thousands)                       122
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.493   (b)
Accumulation unit value at end of period           $14.306
Number of accumulation units outstanding
 at end of period (in thousands)                        20
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.229   (a)
Accumulation unit value at end of period            $8.057
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.976   (b)
Accumulation unit value at end of period           $10.438
Number of accumulation units outstanding
 at end of period (in thousands)                        16
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $15.559   (a)
Accumulation unit value at end of period           $15.542
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.498   (b)
Accumulation unit value at end of period           $15.003
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.415   (a)
Accumulation unit value at end of period           $16.395
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.548   (b)
Accumulation unit value at end of period           $15.827
Number of accumulation units outstanding
 at end of period (in thousands)                        --

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.147   (a)
Accumulation unit value at end of period           $17.118
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $17.478   (b)
Accumulation unit value at end of period           $16.525
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.549   (a)
Accumulation unit value at end of period           $17.497
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.030   (b)
Accumulation unit value at end of period           $16.891
Number of accumulation units outstanding
 at end of period (in thousands)                         9
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.918   (a)
Accumulation unit value at end of period           $17.836
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.544   (b)
Accumulation unit value at end of period           $17.218
Number of accumulation units outstanding
 at end of period (in thousands)                        13
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.167   (a)
Accumulation unit value at end of period           $18.070
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.950   (b)
Accumulation unit value at end of period           $17.444
Number of accumulation units outstanding
 at end of period (in thousands)                         8
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.016   (a)
Accumulation unit value at end of period           $17.876
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.908   (b)
Accumulation unit value at end of period           $17.256
Number of accumulation units outstanding
 at end of period (in thousands)                         7
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.830   (a)
Accumulation unit value at end of period           $17.652
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.798   (b)
Accumulation unit value at end of period           $17.040
Number of accumulation units outstanding
 at end of period (in thousands)                         4

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.736   (a)
Accumulation unit value at end of period           $17.552
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.727   (b)
Accumulation unit value at end of period           $16.943
Number of accumulation units outstanding
 at end of period (in thousands)                         1
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.655   (a)
Accumulation unit value at end of period           $17.449
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.675   (b)
Accumulation unit value at end of period           $16.843
Number of accumulation units outstanding
 at end of period (in thousands)                         1
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.706   (a)
Accumulation unit value at end of period           $10.585
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.482   (b)
Accumulation unit value at end of period           $10.343
Number of accumulation units outstanding
 at end of period (in thousands)                         1
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.699   (a)
Accumulation unit value at end of period           $10.583
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.492   (b)
Accumulation unit value at end of period           $10.341
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.207   (a)
Accumulation unit value at end of period            $7.017
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.236   (b)
Accumulation unit value at end of period            $9.289
Number of accumulation units outstanding
 at end of period (in thousands)                        19
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.400   (a)
Accumulation unit value at end of period           $13.879
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.627   (b)
Accumulation unit value at end of period            $7.698
Number of accumulation units outstanding
 at end of period (in thousands)                        40

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.655   (a)
Accumulation unit value at end of period           $10.698
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.183   (b)
Accumulation unit value at end of period           $10.219
Number of accumulation units outstanding
 at end of period (in thousands)                        20
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.573   (a)
Accumulation unit value at end of period            $8.755
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.485   (b)
Accumulation unit value at end of period            $8.362
Number of accumulation units outstanding
 at end of period (in thousands)                       102
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.045   (a)
Accumulation unit value at end of period           $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.684   (b)
Accumulation unit value at end of period           $10.936
Number of accumulation units outstanding
 at end of period (in thousands)                         1
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.676   (a)
Accumulation unit value at end of period           $20.168
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.895   (b)
Accumulation unit value at end of period           $15.101
Number of accumulation units outstanding
 at end of period (in thousands)                        44
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.763   (a)
Accumulation unit value at end of period           $18.590
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.891   (b)
Accumulation unit value at end of period           $17.946
Number of accumulation units outstanding
 at end of period (in thousands)                         1
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.475   (a)
Accumulation unit value at end of period           $11.669
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.562   (b)
Accumulation unit value at end of period           $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                         1

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.002   (a)
Accumulation unit value at end of period           $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.825   (b)
Accumulation unit value at end of period            $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.017   (a)
Accumulation unit value at end of period           $14.145
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.910   (b)
Accumulation unit value at end of period           $14.933
Number of accumulation units outstanding
 at end of period (in thousands)                         3
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.780   (a)
Accumulation unit value at end of period            $9.748
Number of accumulation units outstanding
 at end of period (in thousands)                        75
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.222   (b)
Accumulation unit value at end of period           $10.723
Number of accumulation units outstanding
 at end of period (in thousands)                        39
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.407   (a)
Accumulation unit value at end of period            $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                        63
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.965   (b)
Accumulation unit value at end of period           $11.020
Number of accumulation units outstanding
 at end of period (in thousands)                        48
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.520   (a)
Accumulation unit value at end of period            $9.654
Number of accumulation units outstanding
 at end of period (in thousands)                        37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.372   (b)
Accumulation unit value at end of period           $11.133
Number of accumulation units outstanding
 at end of period (in thousands)                       461
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $46.178   (a)
Accumulation unit value at end of period           $45.898
Number of accumulation units outstanding
 at end of period (in thousands)                        21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.685   (b)
Accumulation unit value at end of period           $13.131
Number of accumulation units outstanding
 at end of period (in thousands)                       197

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $16.137   (a)
 period
Accumulation unit value at end of period           $15.738
Number of accumulation units outstanding                33
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $18.015   (b)
 period
Accumulation unit value at end of period           $15.084
Number of accumulation units outstanding               178
 at end of period (in thousands)
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.036   (a)
 period
Accumulation unit value at end of period            $9.059
Number of accumulation units outstanding                14
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.222   (b)
 period
Accumulation unit value at end of period           $10.607
Number of accumulation units outstanding               274
 at end of period (in thousands)
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.499   (a)
 period
Accumulation unit value at end of period            $9.328
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.443   (b)
 period
Accumulation unit value at end of period           $11.146
Number of accumulation units outstanding               100
 at end of period (in thousands)
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $13.288   (a)
 period
Accumulation unit value at end of period           $13.126
Number of accumulation units outstanding               114
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.363   (b)
 period
Accumulation unit value at end of period           $11.332
Number of accumulation units outstanding               495
 at end of period (in thousands)
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.691   (a)
 period
Accumulation unit value at end of period            $9.925
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.302   (b)
 period
Accumulation unit value at end of period           $11.330
Number of accumulation units outstanding               175
 at end of period (in thousands)
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $8.679   (a)
 period
Accumulation unit value at end of period            $8.742
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $10.246   (b)
 period
Accumulation unit value at end of period            $9.844
Number of accumulation units outstanding               156
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.270   (a)
 period
Accumulation unit value at end of period            $9.174
Number of accumulation units outstanding                 3
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.148   (b)
 period
Accumulation unit value at end of period           $10.849
Number of accumulation units outstanding                24
 at end of period (in thousands)
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $8.925   (a)
 period
Accumulation unit value at end of period            $9.094
Number of accumulation units outstanding                19
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $10.356   (b)
 period
Accumulation unit value at end of period           $10.465
Number of accumulation units outstanding                85
 at end of period (in thousands)
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.750   (a)
 period
Accumulation unit value at end of period           $12.658
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.855   (b)
 period
Accumulation unit value at end of period           $12.369
Number of accumulation units outstanding                 3
 at end of period (in thousands)
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.221   (a)
 period
Accumulation unit value at end of period           $11.939
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.475   (b)
 period
Accumulation unit value at end of period           $11.667
Number of accumulation units outstanding                --
 at end of period (in thousands)
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.942   (a)
 period
Accumulation unit value at end of period           $12.002
Number of accumulation units outstanding                31
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.033   (b)
 period
Accumulation unit value at end of period           $11.728
Number of accumulation units outstanding                 4
 at end of period (in thousands)
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $17.491   (a)
 period
Accumulation unit value at end of period           $17.276
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $18.580   (b)
 period
Accumulation unit value at end of period           $16.677
Number of accumulation units outstanding                 2
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $18.561   (a)
 period
Accumulation unit value at end of period           $18.886
Number of accumulation units outstanding                15
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $18.113   (b)
 period
Accumulation unit value at end of period           $18.232
Number of accumulation units outstanding                12
 at end of period (in thousands)
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.301   (a)
 period
Accumulation unit value at end of period           $11.132
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.807   (b)
 period
Accumulation unit value at end of period           $12.731
Number of accumulation units outstanding                98
 at end of period (in thousands)
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $10.288   (a)
 period
Accumulation unit value at end of period           $10.067
Number of accumulation units outstanding                81
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.042   (b)
 period
Accumulation unit value at end of period            $9.837
Number of accumulation units outstanding                 4
 at end of period (in thousands)
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.991   (a)
 period
Accumulation unit value at end of period            $9.979
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.586   (b)
 period
Accumulation unit value at end of period           $11.932
Number of accumulation units outstanding                20
 at end of period (in thousands)
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $19.932   (a)
 period
Accumulation unit value at end of period           $19.901
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $20.935   (b)
 period
Accumulation unit value at end of period           $19.211
Number of accumulation units outstanding                 1
 at end of period (in thousands)
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.951   (a)
 period
Accumulation unit value at end of period           $10.073
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.100   (b)
 period
Accumulation unit value at end of period           $11.447
Number of accumulation units outstanding                10
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.225   (a)
 period
Accumulation unit value at end of period           $12.413
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.026   (b)
 period
Accumulation unit value at end of period           $12.213
Number of accumulation units outstanding                44
 at end of period (in thousands)
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $16.772   (a)
 period
Accumulation unit value at end of period           $16.498
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.243   (b)
 period
Accumulation unit value at end of period           $11.057
Number of accumulation units outstanding                66
 at end of period (in thousands)
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.128   (a)
 period
Accumulation unit value at end of period           $11.312
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $10.972   (b)
 period
Accumulation unit value at end of period           $10.805
Number of accumulation units outstanding                37
 at end of period (in thousands)
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $19.530   (a)
 period
Accumulation unit value at end of period           $19.671
Number of accumulation units outstanding                 3
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $19.969   (b)
 period
Accumulation unit value at end of period           $18.989
Number of accumulation units outstanding                --
 at end of period (in thousands)
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $17.941   (a)
 period
Accumulation unit value at end of period           $17.644
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $19.251   (b)
 period
Accumulation unit value at end of period           $17.033
Number of accumulation units outstanding                 2
 at end of period (in thousands)
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.654   (a)
 period
Accumulation unit value at end of period            $9.469
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.493   (b)
 period
Accumulation unit value at end of period           $10.649
Number of accumulation units outstanding                22
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $8.489   (a)
 period
Accumulation unit value at end of period            $8.542
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of             $8.693   (b)
 period
Accumulation unit value at end of period            $8.063
Number of accumulation units outstanding                22
 at end of period (in thousands)
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.270   (a)
 period
Accumulation unit value at end of period           $12.280
Number of accumulation units outstanding                 2
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.844   (b)
 period
Accumulation unit value at end of period           $12.000
Number of accumulation units outstanding                --
 at end of period (in thousands)
COLUMBIA(SM) ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $21.854   (a)
 period
Accumulation unit value at end of period           $21.584
Number of accumulation units outstanding                10
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $22.816   (b)
 period
Accumulation unit value at end of period           $20.836
Number of accumulation units outstanding                 5
 at end of period (in thousands)
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $34.636   (a)
 period
Accumulation unit value at end of period           $34.707
Number of accumulation units outstanding                 5
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.195   (b)
 period
Accumulation unit value at end of period           $12.414
Number of accumulation units outstanding                93
 at end of period (in thousands)
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.195   (a)
 period
Accumulation unit value at end of period           $12.329
Number of accumulation units outstanding                34
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.470   (b)
 period
Accumulation unit value at end of period           $11.776
Number of accumulation units outstanding                79
 at end of period (in thousands)
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $37.372   (a)
 period
Accumulation unit value at end of period           $37.222
Number of accumulation units outstanding                 2
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.178   (b)
 period
Accumulation unit value at end of period           $12.272
Number of accumulation units outstanding                34
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.612   (a)
 period
Accumulation unit value at end of period            $9.708
Number of accumulation units outstanding                 1
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of             $9.499   (b)
 period
Accumulation unit value at end of period            $9.273
Number of accumulation units outstanding                85
 at end of period (in thousands)
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $27.037   (a)
 period
Accumulation unit value at end of period           $27.365
Number of accumulation units outstanding                 3
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.251   (b)
 period
Accumulation unit value at end of period           $11.818
Number of accumulation units outstanding                24
 at end of period (in thousands)
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $16.672   (a)
 period
Accumulation unit value at end of period           $16.438
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $17.133   (b)
 period
Accumulation unit value at end of period           $15.868
Number of accumulation units outstanding                --
 at end of period (in thousands)
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $7.118   (a)
 period
Accumulation unit value at end of period            $6.923
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $10.703   (b)
 period
Accumulation unit value at end of period            $8.981
Number of accumulation units outstanding                 4
 at end of period (in thousands)
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $15.678   (a)
 period
Accumulation unit value at end of period           $15.785
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $15.624   (b)
 period
Accumulation unit value at end of period           $15.238
Number of accumulation units outstanding                --
 at end of period (in thousands)
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.634   (a)
 period
Accumulation unit value at end of period           $12.898
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.664   (b)
 period
Accumulation unit value at end of period           $13.446
Number of accumulation units outstanding                44
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.931   (a)
Accumulation unit value at end of period            $8.060
Number of accumulation units outstanding
 at end of period (in thousands)                       474
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.224   (b)
Accumulation unit value at end of period            $9.731
Number of accumulation units outstanding
 at end of period (in thousands)                        76
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.879   (a)
Accumulation unit value at end of period            $8.926
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.877   (b)
Accumulation unit value at end of period           $10.373
Number of accumulation units outstanding
 at end of period (in thousands)                         1
FEDERATED CLOVER VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.022   (a)
Accumulation unit value at end of period           $12.227
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.148   (b)
Accumulation unit value at end of period           $11.871
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.409   (a)
Accumulation unit value at end of period            $8.342
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.419   (b)
Accumulation unit value at end of period            $9.902
Number of accumulation units outstanding
 at end of period (in thousands)                        96
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.272   (a)
Accumulation unit value at end of period           $10.249
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.245   (b)
Accumulation unit value at end of period           $11.925
Number of accumulation units outstanding
 at end of period (in thousands)                        21
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.980   (a)
Accumulation unit value at end of period           $13.302
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.979   (b)
Accumulation unit value at end of period           $13.677
Number of accumulation units outstanding
 at end of period (in thousands)                        37

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.307   (a)
Accumulation unit value at end of period           $10.582
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.405   (b)
Accumulation unit value at end of period           $12.073
Number of accumulation units outstanding
 at end of period (in thousands)                       184
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.564   (a)
Accumulation unit value at end of period           $12.669
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.891   (b)
Accumulation unit value at end of period           $13.601
Number of accumulation units outstanding
 at end of period (in thousands)                        27
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.824   (a)
Accumulation unit value at end of period           $12.974
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.708   (b)
Accumulation unit value at end of period           $13.307
Number of accumulation units outstanding
 at end of period (in thousands)                        41
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.400   (a)
Accumulation unit value at end of period           $11.370
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.562   (b)
Accumulation unit value at end of period           $12.068
Number of accumulation units outstanding
 at end of period (in thousands)                        57
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.350   (a)
Accumulation unit value at end of period           $10.263
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.359   (b)
Accumulation unit value at end of period           $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                        74
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.165   (a)
Accumulation unit value at end of period           $11.117
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.723   (b)
Accumulation unit value at end of period           $12.115
Number of accumulation units outstanding
 at end of period (in thousands)                       145

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.915   (a)
 period
Accumulation unit value at end of period           $13.057
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.053   (b)
 period
Accumulation unit value at end of period           $13.014
Number of accumulation units outstanding                11
 at end of period (in thousands)
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $10.988   (a)
 period
Accumulation unit value at end of period           $11.129
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.310   (b)
 period
Accumulation unit value at end of period           $10.875
Number of accumulation units outstanding                 1
 at end of period (in thousands)
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.811   (a)
 period
Accumulation unit value at end of period           $11.607
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.099   (b)
 period
Accumulation unit value at end of period           $11.342
Number of accumulation units outstanding                --
 at end of period (in thousands)
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.886   (a)
 period
Accumulation unit value at end of period           $12.971
Number of accumulation units outstanding               108
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.360   (b)
 period
Accumulation unit value at end of period           $12.699
Number of accumulation units outstanding                30
 at end of period (in thousands)
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.243   (a)
 period
Accumulation unit value at end of period           $11.187
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.699   (b)
 period
Accumulation unit value at end of period           $12.984
Number of accumulation units outstanding                 7
 at end of period (in thousands)
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $14.355   (a)
 period
Accumulation unit value at end of period           $14.736
Number of accumulation units outstanding               117
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.689   (b)
 period
Accumulation unit value at end of period           $13.284
Number of accumulation units outstanding                19
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $7.703   (a)
 period
Accumulation unit value at end of period            $7.818
Number of accumulation units outstanding                11
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of             $7.941   (b)
 period
Accumulation unit value at end of period            $7.377
Number of accumulation units outstanding                11
 at end of period (in thousands)
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $10.239   (a)
 period
Accumulation unit value at end of period           $10.408
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.979   (b)
 period
Accumulation unit value at end of period           $11.517
Number of accumulation units outstanding                52
 at end of period (in thousands)
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.346   (a)
 period
Accumulation unit value at end of period           $11.154
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.599   (b)
 period
Accumulation unit value at end of period           $10.900
Number of accumulation units outstanding                 8
 at end of period (in thousands)
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $8.793   (a)
 period
Accumulation unit value at end of period            $8.624
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $13.188   (b)
 period
Accumulation unit value at end of period           $11.621
Number of accumulation units outstanding                12
 at end of period (in thousands)
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $10.248   (a)
 period
Accumulation unit value at end of period           $10.223
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.590   (b)
 period
Accumulation unit value at end of period           $11.671
Number of accumulation units outstanding                10
 at end of period (in thousands)
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $21.469   (a)
 period
Accumulation unit value at end of period           $21.271
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $22.364   (b)
 period
Accumulation unit value at end of period           $20.534
Number of accumulation units outstanding                 2
 at end of period (in thousands)

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.843   (a)
Accumulation unit value at end of period           $22.529
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.540   (b)
Accumulation unit value at end of period           $21.749
Number of accumulation units outstanding
 at end of period (in thousands)                         1
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.853   (a)
Accumulation unit value at end of period           $13.035
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.127   (b)
Accumulation unit value at end of period           $11.485
Number of accumulation units outstanding
 at end of period (in thousands)                        40
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $15.910   (a)
Accumulation unit value at end of period           $16.238
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.875   (b)
Accumulation unit value at end of period           $14.352
Number of accumulation units outstanding
 at end of period (in thousands)                        99
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.539   (a)
Accumulation unit value at end of period            $8.732
Number of accumulation units outstanding
 at end of period (in thousands)                       120
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.536   (b)
Accumulation unit value at end of period           $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                        42
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.654   (a)
Accumulation unit value at end of period           $10.420
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.607   (b)
Accumulation unit value at end of period           $11.896
Number of accumulation units outstanding
 at end of period (in thousands)                        14
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.077   (a)
Accumulation unit value at end of period            $9.961
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.040   (b)
Accumulation unit value at end of period           $10.960
Number of accumulation units outstanding
 at end of period (in thousands)                        25

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.443   (a)
Accumulation unit value at end of period           $21.421
Number of accumulation units outstanding
 at end of period (in thousands)                        18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.669   (b)
Accumulation unit value at end of period           $20.679
Number of accumulation units outstanding
 at end of period (in thousands)                         3
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.252   (a)
Accumulation unit value at end of period           $12.601
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.382   (b)
Accumulation unit value at end of period           $12.164
Number of accumulation units outstanding
 at end of period (in thousands)                        20
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.069   (a)
Accumulation unit value at end of period            $7.506
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.510   (b)
Accumulation unit value at end of period            $9.997
Number of accumulation units outstanding
 at end of period (in thousands)                        60
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.931   (a)
Accumulation unit value at end of period           $10.834
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.365   (b)
Accumulation unit value at end of period           $11.858
Number of accumulation units outstanding
 at end of period (in thousands)                         3
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.508   (a)
Accumulation unit value at end of period           $12.602
Number of accumulation units outstanding
 at end of period (in thousands)                        33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.688   (b)
Accumulation unit value at end of period           $12.216
Number of accumulation units outstanding
 at end of period (in thousands)                         7
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $15.862   (a)
Accumulation unit value at end of period           $15.726
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.827   (b)
Accumulation unit value at end of period           $15.244
Number of accumulation units outstanding
 at end of period (in thousands)                         9

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.573   (a)
Accumulation unit value at end of period           $16.404
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.081   (b)
Accumulation unit value at end of period           $14.499
Number of accumulation units outstanding
 at end of period (in thousands)                        29
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.791   (a)
Accumulation unit value at end of period           $10.145
Number of accumulation units outstanding
 at end of period (in thousands)                       137
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.842   (b)
Accumulation unit value at end of period            $9.834
Number of accumulation units outstanding
 at end of period (in thousands)                        50
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.386   (a)
Accumulation unit value at end of period           $12.497
Number of accumulation units outstanding
 at end of period (in thousands)                        52
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.794   (b)
Accumulation unit value at end of period           $12.063
Number of accumulation units outstanding
 at end of period (in thousands)                         5
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.002   (a)
Accumulation unit value at end of period           $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.825   (b)
Accumulation unit value at end of period            $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                        68
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $23.420   (a)
Accumulation unit value at end of period           $23.324
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $24.388   (b)
Accumulation unit value at end of period           $22.515
Number of accumulation units outstanding
 at end of period (in thousands)                        10
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.936   (a)
Accumulation unit value at end of period           $22.241
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.732   (b)
Accumulation unit value at end of period           $21.470
Number of accumulation units outstanding
 at end of period (in thousands)                        --

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.358   (a)
Accumulation unit value at end of period           $11.333
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.558   (b)
Accumulation unit value at end of period           $11.075
Number of accumulation units outstanding
 at end of period (in thousands)                         3
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $29.447   (a)
Accumulation unit value at end of period           $30.759
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $31.172   (b)
Accumulation unit value at end of period           $29.693
Number of accumulation units outstanding
 at end of period (in thousands)                         2
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.621   (a)
Accumulation unit value at end of period           $19.450
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.254   (b)
Accumulation unit value at end of period           $18.776
Number of accumulation units outstanding
 at end of period (in thousands)                         1
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.996   (a)
Accumulation unit value at end of period           $10.958
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.820   (b)
Accumulation unit value at end of period           $10.340
Number of accumulation units outstanding
 at end of period (in thousands)                         3
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.994   (a)
Accumulation unit value at end of period           $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.527   (b)
Accumulation unit value at end of period           $11.116
Number of accumulation units outstanding
 at end of period (in thousands)                       213
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.238   (a)
Accumulation unit value at end of period            $9.231
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.165   (b)
Accumulation unit value at end of period           $10.543
Number of accumulation units outstanding
 at end of period (in thousands)                       152

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.617   (a)
Accumulation unit value at end of period            $8.601
Number of accumulation units outstanding
 at end of period (in thousands)                        20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.835   (b)
Accumulation unit value at end of period           $10.062
Number of accumulation units outstanding
 at end of period (in thousands)                       149
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.169   (a)
Accumulation unit value at end of period           $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.880   (b)
Accumulation unit value at end of period           $10.872
Number of accumulation units outstanding
 at end of period (in thousands)                         6
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.348   (a)
Accumulation unit value at end of period           $11.390
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.152   (b)
Accumulation unit value at end of period           $11.981
Number of accumulation units outstanding
 at end of period (in thousands)                        67
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.368   (a)
Accumulation unit value at end of period           $12.026
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.128   (b)
Accumulation unit value at end of period           $11.751
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.174   (a)
Accumulation unit value at end of period           $12.068
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.968   (b)
Accumulation unit value at end of period           $11.793
Number of accumulation units outstanding
 at end of period (in thousands)                         3
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.227   (a)
Accumulation unit value at end of period           $16.391
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.588   (b)
Accumulation unit value at end of period           $15.823
Number of accumulation units outstanding
 at end of period (in thousands)                        10

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.638   (a)
Accumulation unit value at end of period            $7.726
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.532   (b)
Accumulation unit value at end of period            $8.858
Number of accumulation units outstanding
 at end of period (in thousands)                        25
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.283   (a)
Accumulation unit value at end of period            $9.303
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.426   (b)
Accumulation unit value at end of period            $8.793
Number of accumulation units outstanding
 at end of period (in thousands)                        10
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.168   (a)
Accumulation unit value at end of period           $11.866
Number of accumulation units outstanding
 at end of period (in thousands)                        47
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.440   (b)
Accumulation unit value at end of period           $11.216
Number of accumulation units outstanding
 at end of period (in thousands)                         8
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.496   (a)
Accumulation unit value at end of period           $14.377
Number of accumulation units outstanding
 at end of period (in thousands)                        41
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.483   (b)
Accumulation unit value at end of period           $13.589
Number of accumulation units outstanding
 at end of period (in thousands)                        42
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.326   (a)
Accumulation unit value at end of period           $10.825
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.727   (b)
Accumulation unit value at end of period           $10.232
Number of accumulation units outstanding
 at end of period (in thousands)                         5
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.570   (a)
Accumulation unit value at end of period            $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.364   (b)
Accumulation unit value at end of period            $9.495
Number of accumulation units outstanding
 at end of period (in thousands)                         4

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LORD ABBETT SMALL-CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.934   (a)
Accumulation unit value at end of period            $8.922
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.331   (b)
Accumulation unit value at end of period           $10.266
Number of accumulation units outstanding
 at end of period (in thousands)                        52
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.738   (a)
Accumulation unit value at end of period           $13.904
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.912   (b)
Accumulation unit value at end of period           $13.142
Number of accumulation units outstanding
 at end of period (in thousands)                        23
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.819   (a)
Accumulation unit value at end of period           $11.710
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.300   (b)
Accumulation unit value at end of period           $11.443
Number of accumulation units outstanding
 at end of period (in thousands)                         3
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.856   (a)
Accumulation unit value at end of period           $17.778
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.271   (b)
Accumulation unit value at end of period           $17.162
Number of accumulation units outstanding
 at end of period (in thousands)                         4
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.507   (a)
Accumulation unit value at end of period           $11.681
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.522   (b)
Accumulation unit value at end of period           $11.415
Number of accumulation units outstanding
 at end of period (in thousands)                         5
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.308   (a)
Accumulation unit value at end of period           $12.393
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.486   (b)
Accumulation unit value at end of period           $11.838
Number of accumulation units outstanding
 at end of period (in thousands)                        64

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.704   (a)
Accumulation unit value at end of period            $9.522
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.988   (b)
Accumulation unit value at end of period            $9.462
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.102   (a)
Accumulation unit value at end of period           $10.824
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.220   (b)
Accumulation unit value at end of period           $10.577
Number of accumulation units outstanding
 at end of period (in thousands)                         1
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.740   (a)
Accumulation unit value at end of period           $17.717
Number of accumulation units outstanding
 at end of period (in thousands)                        48
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.773   (b)
Accumulation unit value at end of period           $17.102
Number of accumulation units outstanding
 at end of period (in thousands)                         2
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.181   (a)
Accumulation unit value at end of period           $13.345
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.126   (b)
Accumulation unit value at end of period           $13.281
Number of accumulation units outstanding
 at end of period (in thousands)                         1
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.811   (a)
Accumulation unit value at end of period            $7.645
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.657   (b)
Accumulation unit value at end of period            $7.301
Number of accumulation units outstanding
 at end of period (in thousands)                        49
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.056   (a)
Accumulation unit value at end of period           $10.112
Number of accumulation units outstanding
 at end of period (in thousands)                        22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.268   (b)
Accumulation unit value at end of period           $11.065
Number of accumulation units outstanding
 at end of period (in thousands)                        28


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

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.571   (a)
Accumulation unit value at end of period           $10.697
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.249   (b)
Accumulation unit value at end of period           $13.833
Number of accumulation units outstanding
 at end of period (in thousands)                        31
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.993   (a)
Accumulation unit value at end of period            $9.047
Number of accumulation units outstanding
 at end of period (in thousands)                       114
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.805   (b)
Accumulation unit value at end of period            $8.537
Number of accumulation units outstanding
 at end of period (in thousands)                        52
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $28.764   (a)
Accumulation unit value at end of period           $28.273
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.775   (b)
Accumulation unit value at end of period           $11.849
Number of accumulation units outstanding
 at end of period (in thousands)                         5
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.709   (a)
Accumulation unit value at end of period            $7.779
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.727   (b)
Accumulation unit value at end of period            $9.186
Number of accumulation units outstanding
 at end of period (in thousands)                        33
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.350   (a)
Accumulation unit value at end of period            $9.444
Number of accumulation units outstanding
 at end of period (in thousands)                       103
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.075   (b)
Accumulation unit value at end of period            $9.535
Number of accumulation units outstanding
 at end of period (in thousands)                       221
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.690   (a)
Accumulation unit value at end of period           $14.920
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.806   (b)
Accumulation unit value at end of period           $13.187
Number of accumulation units outstanding
 at end of period (in thousands)                        45

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.776   (a)
Accumulation unit value at end of period           $11.708
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.204   (b)
Accumulation unit value at end of period           $11.441
Number of accumulation units outstanding
 at end of period (in thousands)                         4
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.591   (a)
Accumulation unit value at end of period           $11.711
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.723   (b)
Accumulation unit value at end of period           $11.444
Number of accumulation units outstanding
 at end of period (in thousands)                        --
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.052   (a)
Accumulation unit value at end of period           $12.571
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.798   (b)
Accumulation unit value at end of period           $12.284
Number of accumulation units outstanding
 at end of period (in thousands)                         1
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.155   (a)
Accumulation unit value at end of period           $12.101
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.704   (b)
Accumulation unit value at end of period           $11.825
Number of accumulation units outstanding
 at end of period (in thousands)                        13
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.807   (a)
Accumulation unit value at end of period           $12.234
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.435   (b)
Accumulation unit value at end of period           $11.955
Number of accumulation units outstanding
 at end of period (in thousands)                         1
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $64.852   (a)
Accumulation unit value at end of period           $62.487
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $55.372   (b)
Accumulation unit value at end of period           $46.411
Number of accumulation units outstanding
 at end of period (in thousands)                         8

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $76.962   (a)
Accumulation unit value at end of period           $75.539
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.750   (b)
Accumulation unit value at end of period           $14.710
Number of accumulation units outstanding
 at end of period (in thousands)                        31
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.398   (a)
Accumulation unit value at end of period           $12.523
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.764   (b)
Accumulation unit value at end of period           $13.084
Number of accumulation units outstanding
 at end of period (in thousands)                        11
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.234   (a)
Accumulation unit value at end of period           $14.809
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $27.262   (b)
Accumulation unit value at end of period           $21.311
Number of accumulation units outstanding
 at end of period (in thousands)                        30
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.948   (a)
Accumulation unit value at end of period           $13.006
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.950   (b)
Accumulation unit value at end of period           $13.972
Number of accumulation units outstanding
 at end of period (in thousands)                       120
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.699   (a)
Accumulation unit value at end of period            $8.524
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.614   (b)
Accumulation unit value at end of period           $11.836
Number of accumulation units outstanding
 at end of period (in thousands)                        11
OPPENHEIMER MAIN STREET SELECT FUND(TM )
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.582   (a)
Accumulation unit value at end of period            $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.526   (b)
Accumulation unit value at end of period           $10.366
Number of accumulation units outstanding
 at end of period (in thousands)                        25

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND( TM )
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.032   (a)
Accumulation unit value at end of period            $9.036
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.770   (b)
Accumulation unit value at end of period           $10.147
Number of accumulation units outstanding
 at end of period (in thousands)                        28
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.657   (a)
Accumulation unit value at end of period            $9.070
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.996   (b)
Accumulation unit value at end of period            $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                        13
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.682   (a)
Accumulation unit value at end of period            $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.938   (b)
Accumulation unit value at end of period            $9.770
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.783   (a)
Accumulation unit value at end of period           $13.730
Number of accumulation units outstanding
 at end of period (in thousands)                        17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.157   (b)
Accumulation unit value at end of period           $13.309
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.438   (a)
Accumulation unit value at end of period           $14.506
Number of accumulation units outstanding
 at end of period (in thousands)                        50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.433   (b)
Accumulation unit value at end of period           $14.694
Number of accumulation units outstanding
 at end of period (in thousands)                       127
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.099   (a)
Accumulation unit value at end of period           $14.339
Number of accumulation units outstanding
 at end of period (in thousands)                       233
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.117   (b)
Accumulation unit value at end of period           $14.004
Number of accumulation units outstanding
 at end of period (in thousands)                       316

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PIONEER CULLEN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.564   (a)
Accumulation unit value at end of period           $10.689
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.142   (b)
Accumulation unit value at end of period           $10.445
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.693   (a)
Accumulation unit value at end of period            $8.667
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.819   (b)
Accumulation unit value at end of period           $10.177
Number of accumulation units outstanding
 at end of period (in thousands)                        30
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.461   (a)
Accumulation unit value at end of period            $8.449
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.927   (b)
Accumulation unit value at end of period           $10.047
Number of accumulation units outstanding
 at end of period (in thousands)                        31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.735   (a)
Accumulation unit value at end of period           $21.238
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.206   (b)
Accumulation unit value at end of period           $20.502
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.687   (a)
Accumulation unit value at end of period           $13.826
Number of accumulation units outstanding
 at end of period (in thousands)                        34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.023   (b)
Accumulation unit value at end of period           $13.803
Number of accumulation units outstanding
 at end of period (in thousands)                        32
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.007   (a)
Accumulation unit value at end of period           $18.495
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.831   (b)
Accumulation unit value at end of period           $17.854
Number of accumulation units outstanding
 at end of period (in thousands)                         7

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.144   (a)
Accumulation unit value at end of period           $19.858
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.010   (b)
Accumulation unit value at end of period           $19.170
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.304   (a)
Accumulation unit value at end of period            $9.417
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.407   (b)
Accumulation unit value at end of period           $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.757   (a)
Accumulation unit value at end of period           $13.099
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.092   (b)
Accumulation unit value at end of period           $13.726
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.566   (a)
Accumulation unit value at end of period            $7.226
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.843   (b)
Accumulation unit value at end of period            $6.821
Number of accumulation units outstanding
 at end of period (in thousands)                         4
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.824   (a)
Accumulation unit value at end of period           $21.916
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $23.120   (b)
Accumulation unit value at end of period           $21.156
Number of accumulation units outstanding
 at end of period (in thousands)                         5
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.466   (a)
Accumulation unit value at end of period           $21.551
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.242   (b)
Accumulation unit value at end of period           $20.804
Number of accumulation units outstanding
 at end of period (in thousands)                         5

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.323   (a)
Accumulation unit value at end of period           $11.447
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.730   (b)
Accumulation unit value at end of period           $11.186
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.438   (a)
Accumulation unit value at end of period           $20.523
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.772   (b)
Accumulation unit value at end of period           $19.812
Number of accumulation units outstanding
 at end of period (in thousands)                         2
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.770   (a)
Accumulation unit value at end of period           $20.384
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.045   (b)
Accumulation unit value at end of period           $19.677
Number of accumulation units outstanding
 at end of period (in thousands)                         3
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.532   (a)
Accumulation unit value at end of period            $8.691
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.418   (b)
Accumulation unit value at end of period            $8.201
Number of accumulation units outstanding
 at end of period (in thousands)                        31
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.795   (a)
Accumulation unit value at end of period            $9.698
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.794   (b)
Accumulation unit value at end of period            $9.151
Number of accumulation units outstanding
 at end of period (in thousands)                        84
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.127   (a)
Accumulation unit value at end of period           $16.590
Number of accumulation units outstanding
 at end of period (in thousands)                        16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.134   (b)
Accumulation unit value at end of period           $14.953
Number of accumulation units outstanding
 at end of period (in thousands)                        29

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.630   (a)
Accumulation unit value at end of period           $14.641
Number of accumulation units outstanding
 at end of period (in thousands)                        29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.796   (b)
Accumulation unit value at end of period           $15.389
Number of accumulation units outstanding
 at end of period (in thousands)                        73
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.152   (a)
Accumulation unit value at end of period           $15.795
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $17.819   (b)
Accumulation unit value at end of period           $15.247
Number of accumulation units outstanding
 at end of period (in thousands)                         2
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.644   (a)
Accumulation unit value at end of period           $10.658
Number of accumulation units outstanding
 at end of period (in thousands)                        50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.584   (b)
Accumulation unit value at end of period           $10.043
Number of accumulation units outstanding
 at end of period (in thousands)                        11
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.570   (a)
Accumulation unit value at end of period            $8.546
Number of accumulation units outstanding
 at end of period (in thousands)                        37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.167   (b)
Accumulation unit value at end of period            $8.052
Number of accumulation units outstanding
 at end of period (in thousands)                        32
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.662   (a)
Accumulation unit value at end of period           $10.560
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.799   (b)
Accumulation unit value at end of period           $10.319
Number of accumulation units outstanding
 at end of period (in thousands)                         5
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.742   (a)
Accumulation unit value at end of period           $10.851
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.019   (b)
Accumulation unit value at end of period           $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                        10

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.347   (a)
Accumulation unit value at end of period           $11.391
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.050   (b)
Accumulation unit value at end of period           $10.733
Number of accumulation units outstanding
 at end of period (in thousands)                         4
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.007   (a)
Accumulation unit value at end of period           $10.212
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.783   (b)
Accumulation unit value at end of period            $9.622
Number of accumulation units outstanding
 at end of period (in thousands)                         9
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.306   (a)
Accumulation unit value at end of period            $9.285
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.563   (b)
Accumulation unit value at end of period            $8.749
Number of accumulation units outstanding
 at end of period (in thousands)                         3
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.029   (a)
Accumulation unit value at end of period           $12.412
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.713   (b)
Accumulation unit value at end of period           $12.129
Number of accumulation units outstanding
 at end of period (in thousands)                         6
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.055   (a)
Accumulation unit value at end of period           $10.033
Number of accumulation units outstanding
 at end of period (in thousands)                        24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.182   (b)
Accumulation unit value at end of period            $9.454
Number of accumulation units outstanding
 at end of period (in thousands)                        25
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.773   (a)
Accumulation unit value at end of period            $9.450
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.371   (b)
Accumulation unit value at end of period            $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                         2

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.233   (a)
Accumulation unit value at end of period           $13.244
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.454   (b)
Accumulation unit value at end of period           $12.785
Number of accumulation units outstanding
 at end of period (in thousands)                         8
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.512   (a)
Accumulation unit value at end of period            $9.273
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.193   (b)
Accumulation unit value at end of period            $8.738
Number of accumulation units outstanding
 at end of period (in thousands)                         1
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.288   (a)
Accumulation unit value at end of period           $11.161
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.044   (b)
Accumulation unit value at end of period           $10.907
Number of accumulation units outstanding
 at end of period (in thousands)                         9
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.781   (a)
Accumulation unit value at end of period            $9.556
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.225   (b)
Accumulation unit value at end of period            $9.004
Number of accumulation units outstanding
 at end of period (in thousands)                         8
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.173   (a)
Accumulation unit value at end of period           $11.219
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.976   (b)
Accumulation unit value at end of period           $10.572
Number of accumulation units outstanding
 at end of period (in thousands)                        17
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.830   (a)
Accumulation unit value at end of period           $16.919
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.936   (b)
Accumulation unit value at end of period           $16.332
Number of accumulation units outstanding
 at end of period (in thousands)                        25

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.556   (a)
Accumulation unit value at end of period           $10.584
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.495   (b)
Accumulation unit value at end of period            $9.973
Number of accumulation units outstanding
 at end of period (in thousands)                       101
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.388   (a)
Accumulation unit value at end of period           $17.425
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $17.687   (b)
Accumulation unit value at end of period           $16.821
Number of accumulation units outstanding
 at end of period (in thousands)                        44
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.257   (a)
Accumulation unit value at end of period           $10.262
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.267   (b)
Accumulation unit value at end of period            $9.669
Number of accumulation units outstanding
 at end of period (in thousands)                        54
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.269   (a)
Accumulation unit value at end of period           $18.275
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.747   (b)
Accumulation unit value at end of period           $17.641
Number of accumulation units outstanding
 at end of period (in thousands)                        24
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.564   (a)
Accumulation unit value at end of period           $18.575
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.123   (b)
Accumulation unit value at end of period           $17.931
Number of accumulation units outstanding
 at end of period (in thousands)                        14
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.774   (a)
Accumulation unit value at end of period           $18.742
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.434   (b)
Accumulation unit value at end of period           $18.092
Number of accumulation units outstanding
 at end of period (in thousands)                        17

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.607   (a)
Accumulation unit value at end of period           $18.587
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.354   (b)
Accumulation unit value at end of period           $17.943
Number of accumulation units outstanding
 at end of period (in thousands)                        12
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.259   (a)
Accumulation unit value at end of period           $12.418
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.466   (b)
Accumulation unit value at end of period           $11.702
Number of accumulation units outstanding
 at end of period (in thousands)                         3
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.920   (a)
Accumulation unit value at end of period           $11.113
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.216   (b)
Accumulation unit value at end of period           $10.859
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.424   (a)
Accumulation unit value at end of period           $18.756
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.569   (b)
Accumulation unit value at end of period           $18.106
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.563   (a)
Accumulation unit value at end of period           $16.166
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.679   (b)
Accumulation unit value at end of period           $15.605
Number of accumulation units outstanding
 at end of period (in thousands)                        19
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.057   (a)
Accumulation unit value at end of period           $17.759
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.455   (b)
Accumulation unit value at end of period           $17.144
Number of accumulation units outstanding
 at end of period (in thousands)                         2

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.198   (a)
Accumulation unit value at end of period           $12.135
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.285   (b)
Accumulation unit value at end of period           $11.858
Number of accumulation units outstanding
 at end of period (in thousands)                         1
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.417   (a)
Accumulation unit value at end of period           $11.540
Number of accumulation units outstanding
 at end of period (in thousands)                        25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.371   (b)
Accumulation unit value at end of period           $11.540
Number of accumulation units outstanding
 at end of period (in thousands)                        19
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.674   (a)
Accumulation unit value at end of period           $20.814
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.886   (b)
Accumulation unit value at end of period           $20.093
Number of accumulation units outstanding
 at end of period (in thousands)                         1
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.609   (a)
Accumulation unit value at end of period           $11.720
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.524   (b)
Accumulation unit value at end of period           $11.194
Number of accumulation units outstanding
 at end of period (in thousands)                        20
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.481   (a)
Accumulation unit value at end of period           $11.387
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.861   (b)
Accumulation unit value at end of period           $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                        38
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.694   (a)
Accumulation unit value at end of period           $10.678
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.240   (b)
Accumulation unit value at end of period           $11.742
Number of accumulation units outstanding
 at end of period (in thousands)                         7

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.756   (a)
Accumulation unit value at end of period           $20.957
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $23.890   (b)
Accumulation unit value at end of period           $20.231
Number of accumulation units outstanding
 at end of period (in thousands)                        22
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.549   (a)
Accumulation unit value at end of period           $16.858
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.447   (b)
Accumulation unit value at end of period           $16.273
Number of accumulation units outstanding
 at end of period (in thousands)                         1
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.234   (a)
Accumulation unit value at end of period            $9.325
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.461   (b)
Accumulation unit value at end of period           $10.206
Number of accumulation units outstanding
 at end of period (in thousands)                        20



(a) Inception date November 30, 2011



(b) Inception date July 30, 2011

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION


SECTION                                                                   PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION                                                            2
 Safekeeping of Assets                                                         2
 Experts                                                                       2
 Non-Participating                                                             2
 Misstatement of Age or Sex                                                    2
 Principal Underwriter                                                         2
 Additional Payments                                                           2
PERFORMANCE RELATED INFORMATION                                                4
 Total Return for all Sub-Accounts                                             4
 Yield for Sub-Accounts                                                        4
 Money Market Sub-Accounts                                                     4
 Additional Materials                                                          5
 Performance Comparisons                                                       5
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

         a.   attained age 59 1/2

         b.  severance from employment

         c.   died, or

         d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional Information, complete the form below and mail to:

     Hartford Life Insurance Company
     P.O. Box 1583
     Hartford, CT 06144-1583


    Please send a Statement of Additional Information for Separate Account Eleven (Form HV-6777-2) to me at the following address:


----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN


                  HARTFORD 403(B) CORNERSTONE INNOVATIONS(SM)


This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.


Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
APPENDIX I -- ACCUMULATION UNIT VALUES                                   APP I-1
FINANCIAL STATEMENTS                                                        SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                              GENERAL INFORMATION


SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012, except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $24,699,095; 2010: $31,542,383; and 2009: $15,883,463.


ADDITIONAL PAYMENTS


As stated in the Prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the Prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in excess of $100 in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc.,

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.



                        PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the Program and Administrative Charge, the highest possible contingent deferred sales charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for Program and Administrative Charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

                                   APPENDIX I
                            ACCUMULATION UNIT VALUES



          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNT INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.



    THERE ARE SEVERAL CLASSES OF ACCUMULATION UNIT VALUES UNDER THE CONTRACT DEPENDING ON THE APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGE PAYABLE BY YOU. THE TABLES SHOW THE CLASSES OF ACCUMULATION UNIT VALUES CORRESPONDING TO ALL CURRENTLY APPLICABLE PROGRAM AND ADMINISTRATIVE CHARGES. TABLES SHOWING ONLY THE HIGHEST AND LOWEST POSSIBLE ACCUMULATION UNIT VALUE APPEAR IN THE PROSPECTUS.



                       PROGRAM AND ADMINISTRATIVE CHARGE
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.829(a)
Accumulation unit value at end of period           $10.800
Number of accumulation units outstanding
 at end of period (in thousands)                       122
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $14.627(b)
Accumulation unit value at end of period           $14.627
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.290(b)
Accumulation unit value at end of period           $10.290
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.493(c)
Accumulation unit value at end of period           $14.306
Number of accumulation units outstanding
 at end of period (in thousands)                        20
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.229(a)
Accumulation unit value at end of period            $8.057
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.673(b)
Accumulation unit value at end of period           $10.673
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.676(b)
Accumulation unit value at end of period            $7.676
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.976(c)
Accumulation unit value at end of period           $10.438
Number of accumulation units outstanding
 at end of period (in thousands)                        16
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $15.559(a)
Accumulation unit value at end of period           $15.542
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.174(b)
Accumulation unit value at end of period           $15.174
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-1

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.088(b)
Accumulation unit value at end of period           $15.088
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.498(c)
Accumulation unit value at end of period           $15.003
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.415(a)
Accumulation unit value at end of period           $16.395
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $16.006(b)
Accumulation unit value at end of period           $16.006
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.916(b)
Accumulation unit value at end of period           $15.916
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.548(c)
Accumulation unit value at end of period           $15.827
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.147(a)
Accumulation unit value at end of period           $17.118
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $16.713(b)
Accumulation unit value at end of period           $16.713
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.619(b)
Accumulation unit value at end of period           $16.619
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $17.478(c)
Accumulation unit value at end of period           $16.525
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.549(a)
Accumulation unit value at end of period           $17.497
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.083(b)
Accumulation unit value at end of period           $17.083
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.986(b)
Accumulation unit value at end of period           $16.986
Number of accumulation units outstanding
 at end of period (in thousands)                         2


                                    APP I-2

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.030(c)
Accumulation unit value at end of period           $16.891
Number of accumulation units outstanding
 at end of period (in thousands)                         9
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.918(a)
Accumulation unit value at end of period           $17.836
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.413(b)
Accumulation unit value at end of period           $17.413
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.315(b)
Accumulation unit value at end of period           $17.315
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.544(c)
Accumulation unit value at end of period           $17.218
Number of accumulation units outstanding
 at end of period (in thousands)                        13
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.167(a)
Accumulation unit value at end of period           $18.070
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.642(b)
Accumulation unit value at end of period           $17.642
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.542(b)
Accumulation unit value at end of period           $17.542
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.950(c)
Accumulation unit value at end of period           $17.444
Number of accumulation units outstanding
 at end of period (in thousands)                         8
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.016(a)
Accumulation unit value at end of period           $17.876
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.452(b)
Accumulation unit value at end of period           $17.452
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.354(b)
Accumulation unit value at end of period           $17.354
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.908(c)
Accumulation unit value at end of period           $17.256
Number of accumulation units outstanding
 at end of period (in thousands)                         7


                                    APP I-3

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.830(a)
Accumulation unit value at end of period           $17.652
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.234(b)
Accumulation unit value at end of period           $17.234
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.137(b)
Accumulation unit value at end of period           $17.137
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.798(c)
Accumulation unit value at end of period           $17.040
Number of accumulation units outstanding
 at end of period (in thousands)                         4
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.736(a)
Accumulation unit value at end of period           $17.552
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.136(b)
Accumulation unit value at end of period           $17.136
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.039(b)
Accumulation unit value at end of period           $17.039
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.727(c)
Accumulation unit value at end of period           $16.943
Number of accumulation units outstanding
 at end of period (in thousands)                         1
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.655(a)
Accumulation unit value at end of period           $17.449
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.035(b)
Accumulation unit value at end of period           $17.035
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.939(b)
Accumulation unit value at end of period           $16.939
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.675(c)
Accumulation unit value at end of period           $16.843
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-4

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.706(a)
Accumulation unit value at end of period           $10.585
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.420(b)
Accumulation unit value at end of period           $10.420
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.381(b)
Accumulation unit value at end of period           $10.381
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.482(c)
Accumulation unit value at end of period           $10.343
Number of accumulation units outstanding
 at end of period (in thousands)                         1
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.699(a)
Accumulation unit value at end of period           $10.583
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.418(b)
Accumulation unit value at end of period           $10.418
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.380(b)
Accumulation unit value at end of period           $10.380
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.492(c)
Accumulation unit value at end of period           $10.341
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.207(a)
Accumulation unit value at end of period            $7.017
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.498(b)
Accumulation unit value at end of period            $9.498
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $6.685(b)
Accumulation unit value at end of period            $6.685
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.236(c)
Accumulation unit value at end of period            $9.289
Number of accumulation units outstanding
 at end of period (in thousands)                        19


                                    APP I-5

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.400(a)
Accumulation unit value at end of period           $13.879
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $7.715(b)
Accumulation unit value at end of period            $7.715
Number of accumulation units outstanding
 at end of period (in thousands)                        50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $4.764(b)
Accumulation unit value at end of period            $4.764
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.627(c)
Accumulation unit value at end of period            $7.698
Number of accumulation units outstanding
 at end of period (in thousands)                        40
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.655(a)
Accumulation unit value at end of period           $10.698
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.370(b)
Accumulation unit value at end of period           $10.370
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.294(b)
Accumulation unit value at end of period           $10.294
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.183(c)
Accumulation unit value at end of period           $10.219
Number of accumulation units outstanding
 at end of period (in thousands)                        20
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.573(a)
Accumulation unit value at end of period            $8.755
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.486(b)
Accumulation unit value at end of period            $8.486
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.424(b)
Accumulation unit value at end of period            $8.424
Number of accumulation units outstanding
 at end of period (in thousands)                        10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.485(c)
Accumulation unit value at end of period            $8.362
Number of accumulation units outstanding
 at end of period (in thousands)                       102


                                    APP I-6

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.045(a)
Accumulation unit value at end of period           $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.017(b)
Accumulation unit value at end of period           $11.017
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.977(b)
Accumulation unit value at end of period           $10.977
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.684(c)
Accumulation unit value at end of period           $10.936
Number of accumulation units outstanding
 at end of period (in thousands)                         1
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.676(a)
Accumulation unit value at end of period           $20.168
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.772(b)
Accumulation unit value at end of period           $17.772
Number of accumulation units outstanding
 at end of period (in thousands)                        55
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.509(b)
Accumulation unit value at end of period            $9.509
Number of accumulation units outstanding
 at end of period (in thousands)                        21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.895(c)
Accumulation unit value at end of period           $15.101
Number of accumulation units outstanding
 at end of period (in thousands)                        44
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.763(a)
Accumulation unit value at end of period           $18.590
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.149(b)
Accumulation unit value at end of period           $18.149
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.047(b)
Accumulation unit value at end of period           $18.047
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.891(c)
Accumulation unit value at end of period           $17.946
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-7

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.475(a)
Accumulation unit value at end of period           $11.669
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.488(b)
Accumulation unit value at end of period           $11.488
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.445(b)
Accumulation unit value at end of period           $11.445
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.562(c)
Accumulation unit value at end of period           $11.403
Number of accumulation units outstanding
 at end of period (in thousands)                         1
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.002(a)
Accumulation unit value at end of period           $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.846(b)
Accumulation unit value at end of period            $9.846
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.810(b)
Accumulation unit value at end of period            $9.810
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.825(c)
Accumulation unit value at end of period            $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.017(a)
Accumulation unit value at end of period           $14.145
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.396(b)
Accumulation unit value at end of period           $15.396
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.006(b)
Accumulation unit value at end of period           $11.006
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.910(c)
Accumulation unit value at end of period           $14.933
Number of accumulation units outstanding
 at end of period (in thousands)                         3


                                    APP I-8

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.780(a)
Accumulation unit value at end of period            $9.748
Number of accumulation units outstanding
 at end of period (in thousands)                        75
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.964(b)
Accumulation unit value at end of period           $10.964
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.288(b)
Accumulation unit value at end of period            $9.288
Number of accumulation units outstanding
 at end of period (in thousands)                        22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.222(c)
Accumulation unit value at end of period           $10.723
Number of accumulation units outstanding
 at end of period (in thousands)                        39
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.407(a)
Accumulation unit value at end of period            $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                        63
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.268(b)
Accumulation unit value at end of period           $11.268
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.138(b)
Accumulation unit value at end of period            $9.138
Number of accumulation units outstanding
 at end of period (in thousands)                        38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.965(c)
Accumulation unit value at end of period           $11.020
Number of accumulation units outstanding
 at end of period (in thousands)                        48
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.520(a)
Accumulation unit value at end of period            $9.654
Number of accumulation units outstanding
 at end of period (in thousands)                        37
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.384(b)
Accumulation unit value at end of period           $11.384
Number of accumulation units outstanding
 at end of period (in thousands)                       173
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.225(b)
Accumulation unit value at end of period            $9.225
Number of accumulation units outstanding
 at end of period (in thousands)                       216
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.372(c)
Accumulation unit value at end of period           $11.133
Number of accumulation units outstanding
 at end of period (in thousands)                       461


                                    APP I-9

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $46.178(a)
Accumulation unit value at end of period           $45.898
Number of accumulation units outstanding
 at end of period (in thousands)                        21
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.513(b)
Accumulation unit value at end of period           $13.513
Number of accumulation units outstanding
 at end of period (in thousands)                       126
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.125(b)
Accumulation unit value at end of period            $8.125
Number of accumulation units outstanding
 at end of period (in thousands)                       204
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.685(c)
Accumulation unit value at end of period           $13.131
Number of accumulation units outstanding
 at end of period (in thousands)                       197
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.137(a)
Accumulation unit value at end of period           $15.738
Number of accumulation units outstanding
 at end of period (in thousands)                        33
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.732(b)
Accumulation unit value at end of period           $15.732
Number of accumulation units outstanding
 at end of period (in thousands)                       109
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.976(b)
Accumulation unit value at end of period            $7.976
Number of accumulation units outstanding
 at end of period (in thousands)                       128
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.015(c)
Accumulation unit value at end of period           $15.084
Number of accumulation units outstanding
 at end of period (in thousands)                       178
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.036(a)
Accumulation unit value at end of period            $9.059
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.846(b)
Accumulation unit value at end of period           $10.846
Number of accumulation units outstanding
 at end of period (in thousands)                        65
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.631(b)
Accumulation unit value at end of period            $8.631
Number of accumulation units outstanding
 at end of period (in thousands)                       144
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.222(c)
Accumulation unit value at end of period           $10.607
Number of accumulation units outstanding
 at end of period (in thousands)                       274


                                    APP I-10

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.499(a)
Accumulation unit value at end of period            $9.328
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.397(b)
Accumulation unit value at end of period           $11.397
Number of accumulation units outstanding
 at end of period (in thousands)                        56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.887(b)
Accumulation unit value at end of period            $8.887
Number of accumulation units outstanding
 at end of period (in thousands)                        63
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.443(c)
Accumulation unit value at end of period           $11.146
Number of accumulation units outstanding
 at end of period (in thousands)                       100
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.288(a)
Accumulation unit value at end of period           $13.126
Number of accumulation units outstanding
 at end of period (in thousands)                       114
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.818(b)
Accumulation unit value at end of period           $11.818
Number of accumulation units outstanding
 at end of period (in thousands)                       283
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.409(b)
Accumulation unit value at end of period            $8.409
Number of accumulation units outstanding
 at end of period (in thousands)                       344
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.363(c)
Accumulation unit value at end of period           $11.332
Number of accumulation units outstanding
 at end of period (in thousands)                       495
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.691(a)
Accumulation unit value at end of period            $9.925
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.586(b)
Accumulation unit value at end of period           $11.586
Number of accumulation units outstanding
 at end of period (in thousands)                        50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.457(b)
Accumulation unit value at end of period            $9.457
Number of accumulation units outstanding
 at end of period (in thousands)                        88
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.302(c)
Accumulation unit value at end of period           $11.330
Number of accumulation units outstanding
 at end of period (in thousands)                       175


                                    APP I-11

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.679(a)
Accumulation unit value at end of period            $8.742
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.066(b)
Accumulation unit value at end of period           $10.066
Number of accumulation units outstanding
 at end of period (in thousands)                        62
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.329(b)
Accumulation unit value at end of period            $8.329
Number of accumulation units outstanding
 at end of period (in thousands)                        92
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.246(c)
Accumulation unit value at end of period            $9.844
Number of accumulation units outstanding
 at end of period (in thousands)                       156
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.270(a)
Accumulation unit value at end of period            $9.174
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.093(b)
Accumulation unit value at end of period           $11.093
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.740(b)
Accumulation unit value at end of period            $8.740
Number of accumulation units outstanding
 at end of period (in thousands)                        20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.148(c)
Accumulation unit value at end of period           $10.849
Number of accumulation units outstanding
 at end of period (in thousands)                        24
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND SM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.925(a)
Accumulation unit value at end of period            $9.094
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.700(b)
Accumulation unit value at end of period           $10.700
Number of accumulation units outstanding
 at end of period (in thousands)                        38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.664(b)
Accumulation unit value at end of period            $8.664
Number of accumulation units outstanding
 at end of period (in thousands)                        30
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.356(c)
Accumulation unit value at end of period           $10.465
Number of accumulation units outstanding
 at end of period (in thousands)                        85


                                    APP I-12

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.750(a)
Accumulation unit value at end of period           $12.658
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.461(b)
Accumulation unit value at end of period           $12.461
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.415(b)
Accumulation unit value at end of period           $12.415
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.855(c)
Accumulation unit value at end of period           $12.369
Number of accumulation units outstanding
 at end of period (in thousands)                         3
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.221(a)
Accumulation unit value at end of period           $11.939
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.753(b)
Accumulation unit value at end of period           $11.753
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.710(b)
Accumulation unit value at end of period           $11.710
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.475(c)
Accumulation unit value at end of period           $11.667
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.942(a)
Accumulation unit value at end of period           $12.002
Number of accumulation units outstanding
 at end of period (in thousands)                        31
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.815(b)
Accumulation unit value at end of period           $11.815
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.771(b)
Accumulation unit value at end of period           $11.771
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.033(c)
Accumulation unit value at end of period           $11.728
Number of accumulation units outstanding
 at end of period (in thousands)                         4


                                    APP I-13

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.491(a)
Accumulation unit value at end of period           $17.276
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $16.866(b)
Accumulation unit value at end of period           $16.866
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.771(b)
Accumulation unit value at end of period           $16.771
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.580(c)
Accumulation unit value at end of period           $16.677
Number of accumulation units outstanding
 at end of period (in thousands)                         2
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.561(a)
Accumulation unit value at end of period           $18.886
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.439(b)
Accumulation unit value at end of period           $18.439
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.335(b)
Accumulation unit value at end of period           $18.335
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.113(c)
Accumulation unit value at end of period           $18.232
Number of accumulation units outstanding
 at end of period (in thousands)                        12
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.301(a)
Accumulation unit value at end of period           $11.132
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.017(b)
Accumulation unit value at end of period           $13.017
Number of accumulation units outstanding
 at end of period (in thousands)                        35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.606(b)
Accumulation unit value at end of period           $10.606
Number of accumulation units outstanding
 at end of period (in thousands)                        77
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.807(c)
Accumulation unit value at end of period           $12.731
Number of accumulation units outstanding
 at end of period (in thousands)                        98


                                    APP I-14

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.288(a)
Accumulation unit value at end of period           $10.067
Number of accumulation units outstanding
 at end of period (in thousands)                        81
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.910(b)
Accumulation unit value at end of period            $9.910
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.873(b)
Accumulation unit value at end of period            $9.873
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.042(c)
Accumulation unit value at end of period            $9.837
Number of accumulation units outstanding
 at end of period (in thousands)                         4
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.991(a)
Accumulation unit value at end of period            $9.979
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.200(b)
Accumulation unit value at end of period           $12.200
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.507(b)
Accumulation unit value at end of period            $9.507
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.586(c)
Accumulation unit value at end of period           $11.932
Number of accumulation units outstanding
 at end of period (in thousands)                        20
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.932(a)
Accumulation unit value at end of period           $19.901
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $19.429(b)
Accumulation unit value at end of period           $19.429
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $19.320(b)
Accumulation unit value at end of period           $19.320
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.935(c)
Accumulation unit value at end of period           $19.211
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-15

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.951(a)
Accumulation unit value at end of period           $10.073
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.704(b)
Accumulation unit value at end of period           $11.704
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.597(b)
Accumulation unit value at end of period            $9.597
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.100(c)
Accumulation unit value at end of period           $11.447
Number of accumulation units outstanding
 at end of period (in thousands)                        10
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.225(a)
Accumulation unit value at end of period           $12.413
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.487(b)
Accumulation unit value at end of period           $12.487
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.827(b)
Accumulation unit value at end of period           $11.827
Number of accumulation units outstanding
 at end of period (in thousands)                        17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.026(c)
Accumulation unit value at end of period           $12.213
Number of accumulation units outstanding
 at end of period (in thousands)                        44
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.772(a)
Accumulation unit value at end of period           $16.498
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.482(b)
Accumulation unit value at end of period           $12.482
Number of accumulation units outstanding
 at end of period (in thousands)                        46
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.886(b)
Accumulation unit value at end of period            $9.886
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.243(c)
Accumulation unit value at end of period           $11.057
Number of accumulation units outstanding
 at end of period (in thousands)                        66


                                    APP I-16

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.128(a)
Accumulation unit value at end of period           $11.312
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.964(b)
Accumulation unit value at end of period           $10.964
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.884(b)
Accumulation unit value at end of period           $10.884
Number of accumulation units outstanding
 at end of period (in thousands)                        16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.972(c)
Accumulation unit value at end of period           $10.805
Number of accumulation units outstanding
 at end of period (in thousands)                        37
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.530(a)
Accumulation unit value at end of period           $19.671
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $19.204(b)
Accumulation unit value at end of period           $19.204
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $19.096(b)
Accumulation unit value at end of period           $19.096
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.969(c)
Accumulation unit value at end of period           $18.989
Number of accumulation units outstanding
 at end of period (in thousands)                        --
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.941(a)
Accumulation unit value at end of period           $17.644
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.226(b)
Accumulation unit value at end of period           $17.226
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.129(b)
Accumulation unit value at end of period           $17.129
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.251(c)
Accumulation unit value at end of period           $17.033
Number of accumulation units outstanding
 at end of period (in thousands)                         2


                                    APP I-17

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.654(a)
Accumulation unit value at end of period            $9.469
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.888(b)
Accumulation unit value at end of period           $10.888
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.021(b)
Accumulation unit value at end of period            $9.021
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.493(c)
Accumulation unit value at end of period           $10.649
Number of accumulation units outstanding
 at end of period (in thousands)                        22
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.489(a)
Accumulation unit value at end of period            $8.542
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.213(b)
Accumulation unit value at end of period            $8.213
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.138(b)
Accumulation unit value at end of period            $8.138
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.693(c)
Accumulation unit value at end of period            $8.063
Number of accumulation units outstanding
 at end of period (in thousands)                        22
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.270(a)
Accumulation unit value at end of period           $12.280
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.089(b)
Accumulation unit value at end of period           $12.089
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.044(b)
Accumulation unit value at end of period           $12.044
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.844(c)
Accumulation unit value at end of period           $12.000
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-18

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
COLUMBIA(SM) ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.854(a)
Accumulation unit value at end of period           $21.584
Number of accumulation units outstanding
 at end of period (in thousands)                        10
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $21.073(b)
Accumulation unit value at end of period           $21.073
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $20.954(b)
Accumulation unit value at end of period           $20.954
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.816(c)
Accumulation unit value at end of period           $20.836
Number of accumulation units outstanding
 at end of period (in thousands)                         5
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $34.636(a)
Accumulation unit value at end of period           $34.707
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.909(b)
Accumulation unit value at end of period           $12.909
Number of accumulation units outstanding
 at end of period (in thousands)                        66
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.805(b)
Accumulation unit value at end of period            $7.805
Number of accumulation units outstanding
 at end of period (in thousands)                        37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.195(c)
Accumulation unit value at end of period           $12.414
Number of accumulation units outstanding
 at end of period (in thousands)                        93
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.195(a)
Accumulation unit value at end of period           $12.329
Number of accumulation units outstanding
 at end of period (in thousands)                        34
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.951(b)
Accumulation unit value at end of period           $11.951
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.863(b)
Accumulation unit value at end of period           $11.863
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.470(c)
Accumulation unit value at end of period           $11.776
Number of accumulation units outstanding
 at end of period (in thousands)                        79


                                    APP I-19

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $37.372(a)
Accumulation unit value at end of period           $37.222
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.593(b)
Accumulation unit value at end of period           $12.593
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.533(b)
Accumulation unit value at end of period           $10.533
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.178(c)
Accumulation unit value at end of period           $12.272
Number of accumulation units outstanding
 at end of period (in thousands)                        34
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.612(a)
Accumulation unit value at end of period            $9.708
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.410(b)
Accumulation unit value at end of period            $9.410
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.341(b)
Accumulation unit value at end of period            $9.341
Number of accumulation units outstanding
 at end of period (in thousands)                        26
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.499(c)
Accumulation unit value at end of period            $9.273
Number of accumulation units outstanding
 at end of period (in thousands)                        85
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $27.037(a)
Accumulation unit value at end of period           $27.365
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.127(b)
Accumulation unit value at end of period           $12.127
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.028(b)
Accumulation unit value at end of period           $11.028
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.251(c)
Accumulation unit value at end of period           $11.818
Number of accumulation units outstanding
 at end of period (in thousands)                        24


                                    APP I-20

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.672(a)
Accumulation unit value at end of period           $16.438
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $16.048(b)
Accumulation unit value at end of period           $16.048
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.958(b)
Accumulation unit value at end of period           $15.958
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $17.133(c)
Accumulation unit value at end of period           $15.868
Number of accumulation units outstanding
 at end of period (in thousands)                        --
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.118(a)
Accumulation unit value at end of period            $6.923
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.182(b)
Accumulation unit value at end of period            $9.182
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $6.596(b)
Accumulation unit value at end of period            $6.596
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.703(c)
Accumulation unit value at end of period            $8.981
Number of accumulation units outstanding
 at end of period (in thousands)                         4
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $15.678(a)
Accumulation unit value at end of period           $15.785
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.411(b)
Accumulation unit value at end of period           $15.411
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.324(b)
Accumulation unit value at end of period           $15.324
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.624(c)
Accumulation unit value at end of period           $15.238
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-21

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.634(a)
Accumulation unit value at end of period           $12.898
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.748(b)
Accumulation unit value at end of period           $13.748
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.289(b)
Accumulation unit value at end of period           $12.289
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.664(c)
Accumulation unit value at end of period           $13.446
Number of accumulation units outstanding
 at end of period (in thousands)                        44
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.931(a)
Accumulation unit value at end of period            $8.060
Number of accumulation units outstanding
 at end of period (in thousands)                       474
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.949(b)
Accumulation unit value at end of period            $9.949
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.679(b)
Accumulation unit value at end of period            $7.679
Number of accumulation units outstanding
 at end of period (in thousands)                        39
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.224(c)
Accumulation unit value at end of period            $9.731
Number of accumulation units outstanding
 at end of period (in thousands)                        76
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.879(a)
Accumulation unit value at end of period            $8.926
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.607(b)
Accumulation unit value at end of period           $10.607
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.528(b)
Accumulation unit value at end of period            $8.528
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.877(c)
Accumulation unit value at end of period           $10.373
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-22

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FEDERATED CLOVER VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.022(a)
Accumulation unit value at end of period           $12.227
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.983(b)
Accumulation unit value at end of period           $11.983
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.927(b)
Accumulation unit value at end of period           $11.927
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.148(c)
Accumulation unit value at end of period           $11.871
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.409(a)
Accumulation unit value at end of period            $8.342
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.125(b)
Accumulation unit value at end of period           $10.125
Number of accumulation units outstanding
 at end of period (in thousands)                        38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.948(b)
Accumulation unit value at end of period            $7.948
Number of accumulation units outstanding
 at end of period (in thousands)                        46
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.419(c)
Accumulation unit value at end of period            $9.902
Number of accumulation units outstanding
 at end of period (in thousands)                        96
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.272(a)
Accumulation unit value at end of period           $10.249
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.193(b)
Accumulation unit value at end of period           $12.193
Number of accumulation units outstanding
 at end of period (in thousands)                        36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.765(b)
Accumulation unit value at end of period            $9.765
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.245(c)
Accumulation unit value at end of period           $11.925
Number of accumulation units outstanding
 at end of period (in thousands)                        21


                                    APP I-23

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.980(a)
Accumulation unit value at end of period           $13.302
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.985(b)
Accumulation unit value at end of period           $13.985
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.687(b)
Accumulation unit value at end of period           $12.687
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.979(c)
Accumulation unit value at end of period           $13.677
Number of accumulation units outstanding
 at end of period (in thousands)                        37
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.307(a)
Accumulation unit value at end of period           $10.582
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.345(b)
Accumulation unit value at end of period           $12.345
Number of accumulation units outstanding
 at end of period (in thousands)                        29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.082(b)
Accumulation unit value at end of period           $10.082
Number of accumulation units outstanding
 at end of period (in thousands)                        88
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.405(c)
Accumulation unit value at end of period           $12.073
Number of accumulation units outstanding
 at end of period (in thousands)                       184
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.564(a)
Accumulation unit value at end of period           $12.669
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.997(b)
Accumulation unit value at end of period           $13.997
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.078(b)
Accumulation unit value at end of period            $9.078
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.891(c)
Accumulation unit value at end of period           $13.601
Number of accumulation units outstanding
 at end of period (in thousands)                        27


                                    APP I-24

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.824(a)
Accumulation unit value at end of period           $12.974
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.606(b)
Accumulation unit value at end of period           $13.606
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.362(b)
Accumulation unit value at end of period           $12.362
Number of accumulation units outstanding
 at end of period (in thousands)                        35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.708(c)
Accumulation unit value at end of period           $13.307
Number of accumulation units outstanding
 at end of period (in thousands)                        41
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.400(a)
Accumulation unit value at end of period           $11.370
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.339(b)
Accumulation unit value at end of period           $12.339
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.832(b)
Accumulation unit value at end of period           $10.832
Number of accumulation units outstanding
 at end of period (in thousands)                        20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.562(c)
Accumulation unit value at end of period           $12.068
Number of accumulation units outstanding
 at end of period (in thousands)                        57
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.350(a)
Accumulation unit value at end of period           $10.263
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.865(b)
Accumulation unit value at end of period           $11.865
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.778(b)
Accumulation unit value at end of period            $9.778
Number of accumulation units outstanding
 at end of period (in thousands)                        81
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.359(c)
Accumulation unit value at end of period           $11.604
Number of accumulation units outstanding
 at end of period (in thousands)                        74


                                    APP I-25

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.165(a)
Accumulation unit value at end of period           $11.117
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.388(b)
Accumulation unit value at end of period           $12.388
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.592(b)
Accumulation unit value at end of period           $10.592
Number of accumulation units outstanding
 at end of period (in thousands)                       128
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.723(c)
Accumulation unit value at end of period           $12.115
Number of accumulation units outstanding
 at end of period (in thousands)                       145
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.915(a)
Accumulation unit value at end of period           $13.057
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.306(b)
Accumulation unit value at end of period           $13.306
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.440(b)
Accumulation unit value at end of period           $12.440
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.053(c)
Accumulation unit value at end of period           $13.014
Number of accumulation units outstanding
 at end of period (in thousands)                        11
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.988(a)
Accumulation unit value at end of period           $11.129
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.956(b)
Accumulation unit value at end of period           $10.956
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.915(b)
Accumulation unit value at end of period           $10.915
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.310(c)
Accumulation unit value at end of period           $10.875
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-26

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.811(a)
Accumulation unit value at end of period           $11.607
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.426(b)
Accumulation unit value at end of period           $11.426
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.384(b)
Accumulation unit value at end of period           $11.384
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.099(c)
Accumulation unit value at end of period           $11.342
Number of accumulation units outstanding
 at end of period (in thousands)                        --
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.886(a)
Accumulation unit value at end of period           $12.971
Number of accumulation units outstanding
 at end of period (in thousands)                       108
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.985(b)
Accumulation unit value at end of period           $12.985
Number of accumulation units outstanding
 at end of period (in thousands)                        30
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.358(b)
Accumulation unit value at end of period           $12.358
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.360(c)
Accumulation unit value at end of period           $12.699
Number of accumulation units outstanding
 at end of period (in thousands)                        30
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.243(a)
Accumulation unit value at end of period           $11.187
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.276(b)
Accumulation unit value at end of period           $13.276
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.689(b)
Accumulation unit value at end of period           $10.689
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.699(c)
Accumulation unit value at end of period           $12.984
Number of accumulation units outstanding
 at end of period (in thousands)                         7


                                    APP I-27

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.355(a)
Accumulation unit value at end of period           $14.736
Number of accumulation units outstanding
 at end of period (in thousands)                       117
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.889(b)
Accumulation unit value at end of period           $13.889
Number of accumulation units outstanding
 at end of period (in thousands)                        31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.573(b)
Accumulation unit value at end of period           $11.573
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.689(c)
Accumulation unit value at end of period           $13.284
Number of accumulation units outstanding
 at end of period (in thousands)                        19
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.703(a)
Accumulation unit value at end of period            $7.818
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $7.515(b)
Accumulation unit value at end of period            $7.515
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.446(b)
Accumulation unit value at end of period            $7.446
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $7.941(c)
Accumulation unit value at end of period            $7.377
Number of accumulation units outstanding
 at end of period (in thousands)                        11
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.239(a)
Accumulation unit value at end of period           $10.408
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.776(b)
Accumulation unit value at end of period           $11.776
Number of accumulation units outstanding
 at end of period (in thousands)                        21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.917(b)
Accumulation unit value at end of period            $9.917
Number of accumulation units outstanding
 at end of period (in thousands)                        27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.979(c)
Accumulation unit value at end of period           $11.517
Number of accumulation units outstanding
 at end of period (in thousands)                        52


                                    APP I-28

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.346(a)
Accumulation unit value at end of period           $11.154
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.981(b)
Accumulation unit value at end of period           $10.981
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.940(b)
Accumulation unit value at end of period           $10.940
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.599(c)
Accumulation unit value at end of period           $10.900
Number of accumulation units outstanding
 at end of period (in thousands)                         8
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.793(a)
Accumulation unit value at end of period            $8.624
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.882(b)
Accumulation unit value at end of period           $11.882
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.217(b)
Accumulation unit value at end of period            $8.217
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.188(c)
Accumulation unit value at end of period           $11.621
Number of accumulation units outstanding
 at end of period (in thousands)                        12
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.248(a)
Accumulation unit value at end of period           $10.223
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.933(b)
Accumulation unit value at end of period           $11.933
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.740(b)
Accumulation unit value at end of period            $9.740
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.590(c)
Accumulation unit value at end of period           $11.671
Number of accumulation units outstanding
 at end of period (in thousands)                        10


                                    APP I-29

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.469(a)
Accumulation unit value at end of period           $21.271
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $20.767(b)
Accumulation unit value at end of period           $20.767
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $20.650(b)
Accumulation unit value at end of period           $20.650
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.364(c)
Accumulation unit value at end of period           $20.534
Number of accumulation units outstanding
 at end of period (in thousands)                         2
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.843(a)
Accumulation unit value at end of period           $22.529
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $21.995(b)
Accumulation unit value at end of period           $21.995
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $21.872(b)
Accumulation unit value at end of period           $21.872
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.540(c)
Accumulation unit value at end of period           $21.749
Number of accumulation units outstanding
 at end of period (in thousands)                         1
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.853(a)
Accumulation unit value at end of period           $13.035
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.972(b)
Accumulation unit value at end of period           $11.972
Number of accumulation units outstanding
 at end of period (in thousands)                        27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.127(b)
Accumulation unit value at end of period            $8.127
Number of accumulation units outstanding
 at end of period (in thousands)                        33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.127(c)
Accumulation unit value at end of period           $11.485
Number of accumulation units outstanding
 at end of period (in thousands)                        40


                                    APP I-30

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $15.910(a)
Accumulation unit value at end of period           $16.238
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.068(b)
Accumulation unit value at end of period           $15.068
Number of accumulation units outstanding
 at end of period (in thousands)                       223
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.492(b)
Accumulation unit value at end of period            $9.492
Number of accumulation units outstanding
 at end of period (in thousands)                        28
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.875(c)
Accumulation unit value at end of period           $14.352
Number of accumulation units outstanding
 at end of period (in thousands)                        99
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.539(a)
Accumulation unit value at end of period            $8.732
Number of accumulation units outstanding
 at end of period (in thousands)                       120
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.349(b)
Accumulation unit value at end of period           $10.349
Number of accumulation units outstanding
 at end of period (in thousands)                        42
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.320(b)
Accumulation unit value at end of period            $8.320
Number of accumulation units outstanding
 at end of period (in thousands)                        17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.536(c)
Accumulation unit value at end of period           $10.121
Number of accumulation units outstanding
 at end of period (in thousands)                        42
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.654(a)
Accumulation unit value at end of period           $10.420
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.163(b)
Accumulation unit value at end of period           $12.163
Number of accumulation units outstanding
 at end of period (in thousands)                        25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.938(b)
Accumulation unit value at end of period            $9.938
Number of accumulation units outstanding
 at end of period (in thousands)                        17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.607(c)
Accumulation unit value at end of period           $11.896
Number of accumulation units outstanding
 at end of period (in thousands)                        14


                                    APP I-31

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.077(a)
Accumulation unit value at end of period            $9.961
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.207(b)
Accumulation unit value at end of period           $11.207
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.490(b)
Accumulation unit value at end of period            $9.490
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.040(c)
Accumulation unit value at end of period           $10.960
Number of accumulation units outstanding
 at end of period (in thousands)                        25
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.443(a)
Accumulation unit value at end of period           $21.421
Number of accumulation units outstanding
 at end of period (in thousands)                        18
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $20.914(b)
Accumulation unit value at end of period           $20.914
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $20.796(b)
Accumulation unit value at end of period           $20.796
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.669(c)
Accumulation unit value at end of period           $20.679
Number of accumulation units outstanding
 at end of period (in thousands)                         3
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.252(a)
Accumulation unit value at end of period           $12.601
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.302(b)
Accumulation unit value at end of period           $12.302
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.233(b)
Accumulation unit value at end of period           $12.233
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.382(c)
Accumulation unit value at end of period           $12.164
Number of accumulation units outstanding
 at end of period (in thousands)                        20


                                    APP I-32

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.069(a)
Accumulation unit value at end of period            $7.506
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.222(b)
Accumulation unit value at end of period           $10.222
Number of accumulation units outstanding
 at end of period (in thousands)                        20
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.151(b)
Accumulation unit value at end of period            $7.151
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.510(c)
Accumulation unit value at end of period            $9.997
Number of accumulation units outstanding
 at end of period (in thousands)                        60
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.931(a)
Accumulation unit value at end of period           $10.834
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.124(b)
Accumulation unit value at end of period           $12.124
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.322(b)
Accumulation unit value at end of period           $10.322
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.365(c)
Accumulation unit value at end of period           $11.858
Number of accumulation units outstanding
 at end of period (in thousands)                         3
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.508(a)
Accumulation unit value at end of period           $12.602
Number of accumulation units outstanding
 at end of period (in thousands)                        33
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.338(b)
Accumulation unit value at end of period           $12.338
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.277(b)
Accumulation unit value at end of period           $12.277
Number of accumulation units outstanding
 at end of period (in thousands)                        29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.688(c)
Accumulation unit value at end of period           $12.216
Number of accumulation units outstanding
 at end of period (in thousands)                         7


                                    APP I-33

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $15.862(a)
Accumulation unit value at end of period           $15.726
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.397(b)
Accumulation unit value at end of period           $15.397
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.320(b)
Accumulation unit value at end of period           $15.320
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.827(c)
Accumulation unit value at end of period           $15.244
Number of accumulation units outstanding
 at end of period (in thousands)                         9
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.573(a)
Accumulation unit value at end of period           $16.404
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.777(b)
Accumulation unit value at end of period           $13.777
Number of accumulation units outstanding
 at end of period (in thousands)                        60
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.249(b)
Accumulation unit value at end of period            $9.249
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.081(c)
Accumulation unit value at end of period           $14.499
Number of accumulation units outstanding
 at end of period (in thousands)                        29
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.791(a)
Accumulation unit value at end of period           $10.145
Number of accumulation units outstanding
 at end of period (in thousands)                       137
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.932(b)
Accumulation unit value at end of period            $9.932
Number of accumulation units outstanding
 at end of period (in thousands)                       113
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.883(b)
Accumulation unit value at end of period            $9.883
Number of accumulation units outstanding
 at end of period (in thousands)                        27
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.842(c)
Accumulation unit value at end of period            $9.834
Number of accumulation units outstanding
 at end of period (in thousands)                        50


                                    APP I-34

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.386(a)
Accumulation unit value at end of period           $12.497
Number of accumulation units outstanding
 at end of period (in thousands)                        52
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.200(b)
Accumulation unit value at end of period           $12.200
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.132(b)
Accumulation unit value at end of period           $12.132
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.794(c)
Accumulation unit value at end of period           $12.063
Number of accumulation units outstanding
 at end of period (in thousands)                         5
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.002(a)
Accumulation unit value at end of period           $10.002
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.846(b)
Accumulation unit value at end of period            $9.846
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.810(b)
Accumulation unit value at end of period            $9.810
Number of accumulation units outstanding
 at end of period (in thousands)                        21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.825(c)
Accumulation unit value at end of period            $9.774
Number of accumulation units outstanding
 at end of period (in thousands)                        68
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $23.420(a)
Accumulation unit value at end of period           $23.324
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $22.771(b)
Accumulation unit value at end of period           $22.771
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $22.643(b)
Accumulation unit value at end of period           $22.643
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $24.388(c)
Accumulation unit value at end of period           $22.515
Number of accumulation units outstanding
 at end of period (in thousands)                        10


                                    APP I-35

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.936(a)
Accumulation unit value at end of period           $22.241
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $21.714(b)
Accumulation unit value at end of period           $21.714
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $21.591(b)
Accumulation unit value at end of period           $21.591
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.732(c)
Accumulation unit value at end of period           $21.470
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.358(a)
Accumulation unit value at end of period           $11.333
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.157(b)
Accumulation unit value at end of period           $11.157
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.116(b)
Accumulation unit value at end of period           $11.116
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.558(c)
Accumulation unit value at end of period           $11.075
Number of accumulation units outstanding
 at end of period (in thousands)                         3
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $29.447(a)
Accumulation unit value at end of period           $30.759
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $30.030(b)
Accumulation unit value at end of period           $30.030
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $29.861(b)
Accumulation unit value at end of period           $29.861
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $31.172(c)
Accumulation unit value at end of period           $29.693
Number of accumulation units outstanding
 at end of period (in thousands)                         2


                                    APP I-36

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.621(a)
Accumulation unit value at end of period           $19.450
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.989(b)
Accumulation unit value at end of period           $18.989
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.882(b)
Accumulation unit value at end of period           $18.882
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.254(c)
Accumulation unit value at end of period           $18.776
Number of accumulation units outstanding
 at end of period (in thousands)                         1
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.996(a)
Accumulation unit value at end of period           $10.958
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.534(b)
Accumulation unit value at end of period           $10.534
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.437(b)
Accumulation unit value at end of period           $10.437
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.820(c)
Accumulation unit value at end of period           $10.340
Number of accumulation units outstanding
 at end of period (in thousands)                         3
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.994(a)
Accumulation unit value at end of period           $10.012
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.366(b)
Accumulation unit value at end of period           $11.366
Number of accumulation units outstanding
 at end of period (in thousands)                        50
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.539(b)
Accumulation unit value at end of period            $9.539
Number of accumulation units outstanding
 at end of period (in thousands)                        69
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.527(c)
Accumulation unit value at end of period           $11.116
Number of accumulation units outstanding
 at end of period (in thousands)                       213


                                    APP I-37

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.238(a)
Accumulation unit value at end of period            $9.231
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.780(b)
Accumulation unit value at end of period           $10.780
Number of accumulation units outstanding
 at end of period (in thousands)                       128
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.795(b)
Accumulation unit value at end of period            $8.795
Number of accumulation units outstanding
 at end of period (in thousands)                        85
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.165(c)
Accumulation unit value at end of period           $10.543
Number of accumulation units outstanding
 at end of period (in thousands)                       152
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.617(a)
Accumulation unit value at end of period            $8.601
Number of accumulation units outstanding
 at end of period (in thousands)                        20
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.288(b)
Accumulation unit value at end of period           $10.288
Number of accumulation units outstanding
 at end of period (in thousands)                        79
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.195(b)
Accumulation unit value at end of period            $8.195
Number of accumulation units outstanding
 at end of period (in thousands)                        34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.835(c)
Accumulation unit value at end of period           $10.062
Number of accumulation units outstanding
 at end of period (in thousands)                       149
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.169(a)
Accumulation unit value at end of period           $11.126
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.953(b)
Accumulation unit value at end of period           $10.953
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.912(b)
Accumulation unit value at end of period           $10.912
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.880(c)
Accumulation unit value at end of period           $10.872
Number of accumulation units outstanding
 at end of period (in thousands)                         6


                                    APP I-38

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.348(a)
Accumulation unit value at end of period           $11.390
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.249(b)
Accumulation unit value at end of period           $12.249
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.852(b)
Accumulation unit value at end of period           $10.852
Number of accumulation units outstanding
 at end of period (in thousands)                        10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.152(c)
Accumulation unit value at end of period           $11.981
Number of accumulation units outstanding
 at end of period (in thousands)                        67
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.368(a)
Accumulation unit value at end of period           $12.026
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.838(b)
Accumulation unit value at end of period           $11.838
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.795(b)
Accumulation unit value at end of period           $11.795
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.128(c)
Accumulation unit value at end of period           $11.751
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.174(a)
Accumulation unit value at end of period           $12.068
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.881(b)
Accumulation unit value at end of period           $11.881
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.837(b)
Accumulation unit value at end of period           $11.837
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.968(c)
Accumulation unit value at end of period           $11.793
Number of accumulation units outstanding
 at end of period (in thousands)                         3


                                    APP I-39

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.227(a)
Accumulation unit value at end of period           $16.391
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $16.003(b)
Accumulation unit value at end of period           $16.003
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.913(b)
Accumulation unit value at end of period           $15.913
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.588(c)
Accumulation unit value at end of period           $15.823
Number of accumulation units outstanding
 at end of period (in thousands)                        10
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.638(a)
Accumulation unit value at end of period            $7.726
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.057(b)
Accumulation unit value at end of period            $9.057
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.361(b)
Accumulation unit value at end of period            $7.361
Number of accumulation units outstanding
 at end of period (in thousands)                        30
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.532(c)
Accumulation unit value at end of period            $8.858
Number of accumulation units outstanding
 at end of period (in thousands)                        25
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.283(a)
Accumulation unit value at end of period            $9.303
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.953(b)
Accumulation unit value at end of period            $8.953
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.873(b)
Accumulation unit value at end of period            $8.873
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.426(c)
Accumulation unit value at end of period            $8.793
Number of accumulation units outstanding
 at end of period (in thousands)                        10


                                    APP I-40

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.168(a)
Accumulation unit value at end of period           $11.866
Number of accumulation units outstanding
 at end of period (in thousands)                        47
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.420(b)
Accumulation unit value at end of period           $11.420
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.318(b)
Accumulation unit value at end of period           $11.318
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.440(c)
Accumulation unit value at end of period           $11.216
Number of accumulation units outstanding
 at end of period (in thousands)                         8
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.496(a)
Accumulation unit value at end of period           $14.377
Number of accumulation units outstanding
 at end of period (in thousands)                        41
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.001(b)
Accumulation unit value at end of period           $10.001
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.835(b)
Accumulation unit value at end of period           $12.835
Number of accumulation units outstanding
 at end of period (in thousands)                        35
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.483(c)
Accumulation unit value at end of period           $13.589
Number of accumulation units outstanding
 at end of period (in thousands)                        42
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.326(a)
Accumulation unit value at end of period           $10.825
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.418(b)
Accumulation unit value at end of period           $10.418
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.324(b)
Accumulation unit value at end of period           $10.324
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.727(c)
Accumulation unit value at end of period           $10.232
Number of accumulation units outstanding
 at end of period (in thousands)                         5


                                    APP I-41

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.570(a)
Accumulation unit value at end of period            $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.708(b)
Accumulation unit value at end of period            $9.708
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.008(b)
Accumulation unit value at end of period            $7.008
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.364(c)
Accumulation unit value at end of period            $9.495
Number of accumulation units outstanding
 at end of period (in thousands)                         4
LORD ABBETT SMALL-CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.934(a)
Accumulation unit value at end of period            $8.922
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.497(b)
Accumulation unit value at end of period           $10.497
Number of accumulation units outstanding
 at end of period (in thousands)                        10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.500(b)
Accumulation unit value at end of period            $8.500
Number of accumulation units outstanding
 at end of period (in thousands)                        31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.331(c)
Accumulation unit value at end of period           $10.266
Number of accumulation units outstanding
 at end of period (in thousands)                        52
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.738(a)
Accumulation unit value at end of period           $13.904
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.381(b)
Accumulation unit value at end of period           $13.381
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $13.261(b)
Accumulation unit value at end of period           $13.261
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.912(c)
Accumulation unit value at end of period           $13.142
Number of accumulation units outstanding
 at end of period (in thousands)                        23


                                    APP I-42

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.819(a)
 period
Accumulation unit value at end of period           $11.710
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of            $11.528(b)
 period
Accumulation unit value at end of period           $11.528
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of            $11.485(b)
 period
Accumulation unit value at end of period           $11.485
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.300(c)
 period
Accumulation unit value at end of period           $11.443
Number of accumulation units outstanding                 3
 at end of period (in thousands)
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $17.856(a)
 period
Accumulation unit value at end of period           $17.778
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of            $17.357(b)
 period
Accumulation unit value at end of period           $17.357
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of            $17.259(b)
 period
Accumulation unit value at end of period           $17.259
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $18.271(c)
 period
Accumulation unit value at end of period           $17.162
Number of accumulation units outstanding                 4
 at end of period (in thousands)
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.507(a)
 period
Accumulation unit value at end of period           $11.681
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of            $11.499(b)
 period
Accumulation unit value at end of period           $11.499
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of            $11.457(b)
 period
Accumulation unit value at end of period           $11.457
Number of accumulation units outstanding                 6
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.522(c)
 period
Accumulation unit value at end of period           $11.415
Number of accumulation units outstanding                 5
 at end of period (in thousands)


                                    APP I-43

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $12.308(a)
 period
Accumulation unit value at end of period           $12.393
Number of accumulation units outstanding                 2
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of            $12.013(b)
 period
Accumulation unit value at end of period           $12.013
Number of accumulation units outstanding                16
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of            $11.925(b)
 period
Accumulation unit value at end of period           $11.925
Number of accumulation units outstanding                23
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $11.486(c)
 period
Accumulation unit value at end of period           $11.838
Number of accumulation units outstanding                64
 at end of period (in thousands)
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of             $9.704(a)
 period
Accumulation unit value at end of period            $9.522
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of             $9.482(b)
 period
Accumulation unit value at end of period            $9.482
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of             $9.472(b)
 period
Accumulation unit value at end of period            $9.472
Number of accumulation units outstanding                 1
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of             $9.988(c)
 period
Accumulation unit value at end of period            $9.462
Number of accumulation units outstanding                --
 at end of period (in thousands)
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of            $11.102(a)
 period
Accumulation unit value at end of period           $10.824
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of            $10.656(b)
 period
Accumulation unit value at end of period           $10.656
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of            $10.616(b)
 period
Accumulation unit value at end of period           $10.616
Number of accumulation units outstanding                --
 at end of period (in thousands)
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of            $12.220(c)
 period
Accumulation unit value at end of period           $10.577
Number of accumulation units outstanding                 1
 at end of period (in thousands)


                                    APP I-44

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.740(a)
Accumulation unit value at end of period           $17.717
Number of accumulation units outstanding
 at end of period (in thousands)                        48
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.296(b)
Accumulation unit value at end of period           $17.296
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.199(b)
Accumulation unit value at end of period           $17.199
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.773(c)
Accumulation unit value at end of period           $17.102
Number of accumulation units outstanding
 at end of period (in thousands)                         2
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.181(a)
Accumulation unit value at end of period           $13.345
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.577(b)
Accumulation unit value at end of period           $13.577
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.715(b)
Accumulation unit value at end of period           $12.715
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.126(c)
Accumulation unit value at end of period           $13.281
Number of accumulation units outstanding
 at end of period (in thousands)                         1
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.811(a)
Accumulation unit value at end of period            $7.645
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $7.410(b)
Accumulation unit value at end of period            $7.410
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.355(b)
Accumulation unit value at end of period            $7.355
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.657(c)
Accumulation unit value at end of period            $7.301
Number of accumulation units outstanding
 at end of period (in thousands)                        49


                                    APP I-45

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.056(a)
Accumulation unit value at end of period           $10.112
Number of accumulation units outstanding
 at end of period (in thousands)                        22
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.312(b)
Accumulation unit value at end of period           $11.312
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.634(b)
Accumulation unit value at end of period            $9.634
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.268(c)
Accumulation unit value at end of period           $11.065
Number of accumulation units outstanding
 at end of period (in thousands)                        28
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.571(a)
Accumulation unit value at end of period           $10.697
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $14.134(b)
Accumulation unit value at end of period           $14.134
Number of accumulation units outstanding
 at end of period (in thousands)                        25
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.191(b)
Accumulation unit value at end of period           $10.191
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.249(c)
Accumulation unit value at end of period           $13.833
Number of accumulation units outstanding
 at end of period (in thousands)                        31
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.993(a)
Accumulation unit value at end of period            $9.047
Number of accumulation units outstanding
 at end of period (in thousands)                       114
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.697(b)
Accumulation unit value at end of period            $8.697
Number of accumulation units outstanding
 at end of period (in thousands)                        33
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.437(b)
Accumulation unit value at end of period            $8.437
Number of accumulation units outstanding
 at end of period (in thousands)                        24
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.805(c)
Accumulation unit value at end of period            $8.537
Number of accumulation units outstanding
 at end of period (in thousands)                        52


                                    APP I-46

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $28.764(a)
Accumulation unit value at end of period           $28.273
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.038(b)
Accumulation unit value at end of period           $12.038
Number of accumulation units outstanding
 at end of period (in thousands)                        29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $19.841(b)
Accumulation unit value at end of period           $19.841
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.775(c)
Accumulation unit value at end of period           $11.849
Number of accumulation units outstanding
 at end of period (in thousands)                         5
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.709(a)
Accumulation unit value at end of period            $7.779
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.392(b)
Accumulation unit value at end of period            $9.392
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.411(b)
Accumulation unit value at end of period            $7.411
Number of accumulation units outstanding
 at end of period (in thousands)                        22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.727(c)
Accumulation unit value at end of period            $9.186
Number of accumulation units outstanding
 at end of period (in thousands)                        33
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.350(a)
Accumulation unit value at end of period            $9.444
Number of accumulation units outstanding
 at end of period (in thousands)                       103
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.676(b)
Accumulation unit value at end of period            $9.676
Number of accumulation units outstanding
 at end of period (in thousands)                        30
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.998(b)
Accumulation unit value at end of period            $8.998
Number of accumulation units outstanding
 at end of period (in thousands)                        56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.075(c)
Accumulation unit value at end of period            $9.535
Number of accumulation units outstanding
 at end of period (in thousands)                       221


                                    APP I-47

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.690(a)
Accumulation unit value at end of period           $14.920
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.728(b)
Accumulation unit value at end of period           $13.728
Number of accumulation units outstanding
 at end of period (in thousands)                       108
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.766(b)
Accumulation unit value at end of period            $7.766
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.806(c)
Accumulation unit value at end of period           $13.187
Number of accumulation units outstanding
 at end of period (in thousands)                        45
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.776(a)
Accumulation unit value at end of period           $11.708
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.526(b)
Accumulation unit value at end of period           $11.526
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.483(b)
Accumulation unit value at end of period           $11.483
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.204(c)
Accumulation unit value at end of period           $11.441
Number of accumulation units outstanding
 at end of period (in thousands)                         4
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.591(a)
Accumulation unit value at end of period           $11.711
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.528(b)
Accumulation unit value at end of period           $11.528
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.486(b)
Accumulation unit value at end of period           $11.486
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.723(c)
Accumulation unit value at end of period           $11.444
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-48

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.052(a)
Accumulation unit value at end of period           $12.571
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.375(b)
Accumulation unit value at end of period           $12.375
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.329(b)
Accumulation unit value at end of period           $12.329
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.798(c)
Accumulation unit value at end of period           $12.284
Number of accumulation units outstanding
 at end of period (in thousands)                         1
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.155(a)
Accumulation unit value at end of period           $12.101
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.913(b)
Accumulation unit value at end of period           $11.913
Number of accumulation units outstanding
 at end of period (in thousands)                        34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.869(b)
Accumulation unit value at end of period           $11.869
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.704(c)
Accumulation unit value at end of period           $11.825
Number of accumulation units outstanding
 at end of period (in thousands)                        13
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.807(a)
Accumulation unit value at end of period           $12.234
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.044(b)
Accumulation unit value at end of period           $12.044
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.999(b)
Accumulation unit value at end of period           $11.999
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.435(c)
Accumulation unit value at end of period           $11.955
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-49

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $64.852(a)
Accumulation unit value at end of period           $62.487
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $48.051(b)
Accumulation unit value at end of period           $48.051
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.758(b)
Accumulation unit value at end of period           $10.758
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $55.372(c)
Accumulation unit value at end of period           $46.411
Number of accumulation units outstanding
 at end of period (in thousands)                         8
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $76.962(a)
Accumulation unit value at end of period           $75.539
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.388(b)
Accumulation unit value at end of period           $15.388
Number of accumulation units outstanding
 at end of period (in thousands)                        65
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.071(b)
Accumulation unit value at end of period            $8.071
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.750(c)
Accumulation unit value at end of period           $14.710
Number of accumulation units outstanding
 at end of period (in thousands)                        31
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.398(a)
Accumulation unit value at end of period           $12.523
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.379(b)
Accumulation unit value at end of period           $13.379
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.944(b)
Accumulation unit value at end of period           $11.944
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.764(c)
Accumulation unit value at end of period           $13.084
Number of accumulation units outstanding
 at end of period (in thousands)                        11


                                    APP I-50

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.234(a)
Accumulation unit value at end of period           $14.809
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $21.789(b)
Accumulation unit value at end of period           $21.789
Number of accumulation units outstanding
 at end of period (in thousands)                        18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $14.110(b)
Accumulation unit value at end of period           $14.110
Number of accumulation units outstanding
 at end of period (in thousands)                        22
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $27.262(c)
Accumulation unit value at end of period           $21.311
Number of accumulation units outstanding
 at end of period (in thousands)                        30
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.948(a)
Accumulation unit value at end of period           $13.006
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $14.287(b)
Accumulation unit value at end of period           $14.287
Number of accumulation units outstanding
 at end of period (in thousands)                        47
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.392(b)
Accumulation unit value at end of period           $12.392
Number of accumulation units outstanding
 at end of period (in thousands)                        55
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.950(c)
Accumulation unit value at end of period           $13.972
Number of accumulation units outstanding
 at end of period (in thousands)                       120
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.699(a)
Accumulation unit value at end of period            $8.524
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.102(b)
Accumulation unit value at end of period           $12.102
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.121(b)
Accumulation unit value at end of period            $8.121
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $13.614(c)
Accumulation unit value at end of period           $11.836
Number of accumulation units outstanding
 at end of period (in thousands)                        11


                                    APP I-51

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
OPPENHEIMER MAIN STREET SELECT FUND(TM )
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.582(a)
Accumulation unit value at end of period            $8.777
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.599(b)
Accumulation unit value at end of period           $10.599
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.362(b)
Accumulation unit value at end of period            $8.362
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.526(c)
Accumulation unit value at end of period           $10.366
Number of accumulation units outstanding
 at end of period (in thousands)                        25
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND( TM )
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.032(a)
Accumulation unit value at end of period            $9.036
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.375(b)
Accumulation unit value at end of period           $10.375
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.609(b)
Accumulation unit value at end of period            $8.609
Number of accumulation units outstanding
 at end of period (in thousands)                        36
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.770(c)
Accumulation unit value at end of period           $10.147
Number of accumulation units outstanding
 at end of period (in thousands)                        28
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.657(a)
Accumulation unit value at end of period            $9.070
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.719(b)
Accumulation unit value at end of period            $8.719
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.042(b)
Accumulation unit value at end of period            $9.042
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.996(c)
Accumulation unit value at end of period            $8.559
Number of accumulation units outstanding
 at end of period (in thousands)                        13


                                    APP I-52

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.682(a)
Accumulation unit value at end of period            $9.591
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.989(b)
Accumulation unit value at end of period            $9.989
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.253(b)
Accumulation unit value at end of period            $9.253
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.938(c)
Accumulation unit value at end of period            $9.770
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.783(a)
Accumulation unit value at end of period           $13.730
Number of accumulation units outstanding
 at end of period (in thousands)                        17
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $13.443(b)
Accumulation unit value at end of period           $13.443
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $13.376(b)
Accumulation unit value at end of period           $13.376
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.157(c)
Accumulation unit value at end of period           $13.309
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.438(a)
Accumulation unit value at end of period           $14.506
Number of accumulation units outstanding
 at end of period (in thousands)                        50
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.149(b)
Accumulation unit value at end of period           $15.149
Number of accumulation units outstanding
 at end of period (in thousands)                        56
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $13.745(b)
Accumulation unit value at end of period           $13.745
Number of accumulation units outstanding
 at end of period (in thousands)                        37
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.433(c)
Accumulation unit value at end of period           $14.694
Number of accumulation units outstanding
 at end of period (in thousands)                       127


                                    APP I-53

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.099(a)
Accumulation unit value at end of period           $14.339
Number of accumulation units outstanding
 at end of period (in thousands)                       233
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $14.318(b)
Accumulation unit value at end of period           $14.318
Number of accumulation units outstanding
 at end of period (in thousands)                        72
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $13.662(b)
Accumulation unit value at end of period           $13.662
Number of accumulation units outstanding
 at end of period (in thousands)                       161
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.117(c)
Accumulation unit value at end of period           $14.004
Number of accumulation units outstanding
 at end of period (in thousands)                       316
PIONEER CULLEN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.564(a)
Accumulation unit value at end of period           $10.689
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.522(b)
Accumulation unit value at end of period           $10.522
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.483(b)
Accumulation unit value at end of period           $10.483
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.142(c)
Accumulation unit value at end of period           $10.445
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.693(a)
Accumulation unit value at end of period            $8.667
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.406(b)
Accumulation unit value at end of period           $10.406
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.257(b)
Accumulation unit value at end of period            $8.257
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.819(c)
Accumulation unit value at end of period           $10.177
Number of accumulation units outstanding
 at end of period (in thousands)                        30


                                    APP I-54

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.461(a)
Accumulation unit value at end of period            $8.449
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.273(b)
Accumulation unit value at end of period           $10.273
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.050(b)
Accumulation unit value at end of period            $8.050
Number of accumulation units outstanding
 at end of period (in thousands)                        31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.927(c)
Accumulation unit value at end of period           $10.047
Number of accumulation units outstanding
 at end of period (in thousands)                        31
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.735(a)
Accumulation unit value at end of period           $21.238
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $20.735(b)
Accumulation unit value at end of period           $20.735
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $20.618(b)
Accumulation unit value at end of period           $20.618
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.206(c)
Accumulation unit value at end of period           $20.502
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.687(a)
Accumulation unit value at end of period           $13.826
Number of accumulation units outstanding
 at end of period (in thousands)                        34
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $14.114(b)
Accumulation unit value at end of period           $14.114
Number of accumulation units outstanding
 at end of period (in thousands)                        26
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $13.174(b)
Accumulation unit value at end of period           $13.174
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.023(c)
Accumulation unit value at end of period           $13.803
Number of accumulation units outstanding
 at end of period (in thousands)                        32


                                    APP I-55

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $19.007(a)
Accumulation unit value at end of period           $18.495
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.056(b)
Accumulation unit value at end of period           $18.056
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.955(b)
Accumulation unit value at end of period           $17.955
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.831(c)
Accumulation unit value at end of period           $17.854
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.144(a)
Accumulation unit value at end of period           $19.858
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $19.387(b)
Accumulation unit value at end of period           $19.387
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $19.278(b)
Accumulation unit value at end of period           $19.278
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.010(c)
Accumulation unit value at end of period           $19.170
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.304(a)
Accumulation unit value at end of period            $9.417
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.443(b)
Accumulation unit value at end of period           $11.443
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.972(b)
Accumulation unit value at end of period            $8.972
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.407(c)
Accumulation unit value at end of period           $11.191
Number of accumulation units outstanding
 at end of period (in thousands)                         5


                                    APP I-56

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.757(a)
Accumulation unit value at end of period           $13.099
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $14.035(b)
Accumulation unit value at end of period           $14.035
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.493(b)
Accumulation unit value at end of period           $12.493
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $14.092(c)
Accumulation unit value at end of period           $13.726
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $7.566(a)
Accumulation unit value at end of period            $7.226
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $6.948(b)
Accumulation unit value at end of period            $6.948
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $6.884(b)
Accumulation unit value at end of period            $6.884
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.843(c)
Accumulation unit value at end of period            $6.821
Number of accumulation units outstanding
 at end of period (in thousands)                         4
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.824(a)
Accumulation unit value at end of period           $21.916
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $21.396(b)
Accumulation unit value at end of period           $21.396
Number of accumulation units outstanding
 at end of period (in thousands)                        14
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $21.276(b)
Accumulation unit value at end of period           $21.276
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $23.120(c)
Accumulation unit value at end of period           $21.156
Number of accumulation units outstanding
 at end of period (in thousands)                         5


                                    APP I-57

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.466(a)
Accumulation unit value at end of period           $21.551
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $21.040(b)
Accumulation unit value at end of period           $21.040
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $20.922(b)
Accumulation unit value at end of period           $20.922
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.242(c)
Accumulation unit value at end of period           $20.804
Number of accumulation units outstanding
 at end of period (in thousands)                         5
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.323(a)
Accumulation unit value at end of period           $11.447
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.269(b)
Accumulation unit value at end of period           $11.269
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.227(b)
Accumulation unit value at end of period           $11.227
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.730(c)
Accumulation unit value at end of period           $11.186
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.438(a)
Accumulation unit value at end of period           $20.523
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $20.037(b)
Accumulation unit value at end of period           $20.037
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $19.924(b)
Accumulation unit value at end of period           $19.924
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.772(c)
Accumulation unit value at end of period           $19.812
Number of accumulation units outstanding
 at end of period (in thousands)                         2


                                    APP I-58

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.770(a)
Accumulation unit value at end of period           $20.384
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $19.901(b)
Accumulation unit value at end of period           $19.901
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $19.789(b)
Accumulation unit value at end of period           $19.789
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $22.045(c)
Accumulation unit value at end of period           $19.677
Number of accumulation units outstanding
 at end of period (in thousands)                         3
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.532(a)
Accumulation unit value at end of period            $8.691
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.355(b)
Accumulation unit value at end of period            $8.355
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.114(b)
Accumulation unit value at end of period            $8.114
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $8.418(c)
Accumulation unit value at end of period            $8.201
Number of accumulation units outstanding
 at end of period (in thousands)                        31
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.795(a)
Accumulation unit value at end of period            $9.698
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.323(b)
Accumulation unit value at end of period            $9.323
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $9.052(b)
Accumulation unit value at end of period            $9.052
Number of accumulation units outstanding
 at end of period (in thousands)                        21
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.794(c)
Accumulation unit value at end of period            $9.151
Number of accumulation units outstanding
 at end of period (in thousands)                        84


                                    APP I-59

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.127(a)
Accumulation unit value at end of period           $16.590
Number of accumulation units outstanding
 at end of period (in thousands)                        16
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.879(b)
Accumulation unit value at end of period           $15.879
Number of accumulation units outstanding
 at end of period (in thousands)                        57
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.828(b)
Accumulation unit value at end of period            $7.828
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.134(c)
Accumulation unit value at end of period           $14.953
Number of accumulation units outstanding
 at end of period (in thousands)                        29
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $14.630(a)
Accumulation unit value at end of period           $14.641
Number of accumulation units outstanding
 at end of period (in thousands)                        29
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.736(b)
Accumulation unit value at end of period           $15.736
Number of accumulation units outstanding
 at end of period (in thousands)                        23
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $13.964(b)
Accumulation unit value at end of period           $13.964
Number of accumulation units outstanding
 at end of period (in thousands)                        17
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.796(c)
Accumulation unit value at end of period           $15.389
Number of accumulation units outstanding
 at end of period (in thousands)                        73
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.152(a)
Accumulation unit value at end of period           $15.795
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.420(b)
Accumulation unit value at end of period           $15.420
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.333(b)
Accumulation unit value at end of period           $15.333
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $17.819(c)
Accumulation unit value at end of period           $15.247
Number of accumulation units outstanding
 at end of period (in thousands)                         2


                                    APP I-60

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.644(a)
Accumulation unit value at end of period           $10.658
Number of accumulation units outstanding
 at end of period (in thousands)                        50
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.236(b)
Accumulation unit value at end of period           $10.236
Number of accumulation units outstanding
 at end of period (in thousands)                        10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.857(b)
Accumulation unit value at end of period           $15.857
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.584(c)
Accumulation unit value at end of period           $10.043
Number of accumulation units outstanding
 at end of period (in thousands)                        11
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $8.570(a)
Accumulation unit value at end of period            $8.546
Number of accumulation units outstanding
 at end of period (in thousands)                        37
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.207(b)
Accumulation unit value at end of period            $8.207
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.788(b)
Accumulation unit value at end of period           $16.788
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.167(c)
Accumulation unit value at end of period            $8.052
Number of accumulation units outstanding
 at end of period (in thousands)                        32
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.662(a)
Accumulation unit value at end of period           $10.560
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.395(b)
Accumulation unit value at end of period           $10.395
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.357(b)
Accumulation unit value at end of period           $10.357
Number of accumulation units outstanding
 at end of period (in thousands)                         8
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.799(c)
Accumulation unit value at end of period           $10.319
Number of accumulation units outstanding
 at end of period (in thousands)                         5


                                    APP I-61

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.742(a)
Accumulation unit value at end of period           $10.851
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.682(b)
Accumulation unit value at end of period           $10.682
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.643(b)
Accumulation unit value at end of period           $10.643
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.019(c)
Accumulation unit value at end of period           $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                        10
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.347(a)
Accumulation unit value at end of period           $11.391
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.939(b)
Accumulation unit value at end of period           $10.939
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $14.967(b)
Accumulation unit value at end of period           $14.967
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.050(c)
Accumulation unit value at end of period           $10.733
Number of accumulation units outstanding
 at end of period (in thousands)                         4
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.007(a)
Accumulation unit value at end of period           $10.212
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.807(b)
Accumulation unit value at end of period            $9.807
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.062(b)
Accumulation unit value at end of period           $18.062
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.783(c)
Accumulation unit value at end of period            $9.622
Number of accumulation units outstanding
 at end of period (in thousands)                         9


                                    APP I-62

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.306(a)
Accumulation unit value at end of period            $9.285
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.917(b)
Accumulation unit value at end of period            $8.917
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.211(b)
Accumulation unit value at end of period           $18.211
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                             $9.563(c)
Accumulation unit value at end of period            $8.749
Number of accumulation units outstanding
 at end of period (in thousands)                         3
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.029(a)
Accumulation unit value at end of period           $12.412
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.218(b)
Accumulation unit value at end of period           $12.218
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.173(b)
Accumulation unit value at end of period           $12.173
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.713(c)
Accumulation unit value at end of period           $12.129
Number of accumulation units outstanding
 at end of period (in thousands)                         6
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.055(a)
Accumulation unit value at end of period           $10.033
Number of accumulation units outstanding
 at end of period (in thousands)                        24
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.635(b)
Accumulation unit value at end of period            $9.635
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.738(b)
Accumulation unit value at end of period           $16.738
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.182(c)
Accumulation unit value at end of period            $9.454
Number of accumulation units outstanding
 at end of period (in thousands)                        25


                                    APP I-63

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.773(a)
Accumulation unit value at end of period            $9.450
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.075(b)
Accumulation unit value at end of period            $9.075
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.678(b)
Accumulation unit value at end of period           $16.678
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.371(c)
Accumulation unit value at end of period            $8.904
Number of accumulation units outstanding
 at end of period (in thousands)                         2
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $13.233(a)
Accumulation unit value at end of period           $13.244
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.930(b)
Accumulation unit value at end of period           $12.930
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.857(b)
Accumulation unit value at end of period           $12.857
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.454(c)
Accumulation unit value at end of period           $12.785
Number of accumulation units outstanding
 at end of period (in thousands)                         8
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.512(a)
Accumulation unit value at end of period            $9.273
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $8.906(b)
Accumulation unit value at end of period            $8.906
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.323(b)
Accumulation unit value at end of period           $10.323
Number of accumulation units outstanding
 at end of period (in thousands)                         6
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.193(c)
Accumulation unit value at end of period            $8.738
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-64

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.288(a)
Accumulation unit value at end of period           $11.161
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.987(b)
Accumulation unit value at end of period           $10.987
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.947(b)
Accumulation unit value at end of period           $10.947
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.044(c)
Accumulation unit value at end of period           $10.907
Number of accumulation units outstanding
 at end of period (in thousands)                         9
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.781(a)
Accumulation unit value at end of period            $9.556
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.177(b)
Accumulation unit value at end of period            $9.177
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.932(b)
Accumulation unit value at end of period           $18.932
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.225(c)
Accumulation unit value at end of period            $9.004
Number of accumulation units outstanding
 at end of period (in thousands)                         8
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.173(a)
Accumulation unit value at end of period           $11.219
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.775(b)
Accumulation unit value at end of period           $10.775
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.196(b)
Accumulation unit value at end of period           $16.196
Number of accumulation units outstanding
 at end of period (in thousands)                        18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.976(c)
Accumulation unit value at end of period           $10.572
Number of accumulation units outstanding
 at end of period (in thousands)                        17


                                    APP I-65

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.830(a)
Accumulation unit value at end of period           $16.919
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $16.518(b)
Accumulation unit value at end of period           $16.518
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.425(b)
Accumulation unit value at end of period           $16.425
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $16.936(c)
Accumulation unit value at end of period           $16.332
Number of accumulation units outstanding
 at end of period (in thousands)                        25
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.556(a)
Accumulation unit value at end of period           $10.584
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.164(b)
Accumulation unit value at end of period           $10.164
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.803(b)
Accumulation unit value at end of period           $16.803
Number of accumulation units outstanding
 at end of period (in thousands)                        38
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.495(c)
Accumulation unit value at end of period            $9.973
Number of accumulation units outstanding
 at end of period (in thousands)                       101
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $17.388(a)
Accumulation unit value at end of period           $17.425
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.012(b)
Accumulation unit value at end of period           $17.012
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.916(b)
Accumulation unit value at end of period           $16.916
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $17.687(c)
Accumulation unit value at end of period           $16.821
Number of accumulation units outstanding
 at end of period (in thousands)                        44


                                    APP I-66

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.257(a)
Accumulation unit value at end of period           $10.262
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                             $9.855(b)
Accumulation unit value at end of period            $9.855
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.197(b)
Accumulation unit value at end of period           $17.197
Number of accumulation units outstanding
 at end of period (in thousands)                        16
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.267(c)
Accumulation unit value at end of period            $9.669
Number of accumulation units outstanding
 at end of period (in thousands)                        54
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.269(a)
Accumulation unit value at end of period           $18.275
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.841(b)
Accumulation unit value at end of period           $17.841
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.741(b)
Accumulation unit value at end of period           $17.741
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.747(c)
Accumulation unit value at end of period           $17.641
Number of accumulation units outstanding
 at end of period (in thousands)                        24
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.564(a)
Accumulation unit value at end of period           $18.575
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.135(b)
Accumulation unit value at end of period           $18.135
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.033(b)
Accumulation unit value at end of period           $18.033
Number of accumulation units outstanding
 at end of period (in thousands)                        11
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.123(c)
Accumulation unit value at end of period           $17.931
Number of accumulation units outstanding
 at end of period (in thousands)                        14


                                    APP I-67

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.774(a)
Accumulation unit value at end of period           $18.742
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.297(b)
Accumulation unit value at end of period           $18.297
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.194(b)
Accumulation unit value at end of period           $18.194
Number of accumulation units outstanding
 at end of period (in thousands)                        10
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.434(c)
Accumulation unit value at end of period           $18.092
Number of accumulation units outstanding
 at end of period (in thousands)                        17
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.607(a)
Accumulation unit value at end of period           $18.587
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.147(b)
Accumulation unit value at end of period           $18.147
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.045(b)
Accumulation unit value at end of period           $18.045
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $19.354(c)
Accumulation unit value at end of period           $17.943
Number of accumulation units outstanding
 at end of period (in thousands)                        12
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.259(a)
Accumulation unit value at end of period           $12.418
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.927(b)
Accumulation unit value at end of period           $11.927
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $12.458(b)
Accumulation unit value at end of period           $12.458
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.466(c)
Accumulation unit value at end of period           $11.702
Number of accumulation units outstanding
 at end of period (in thousands)                         3


                                    APP I-68

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.920(a)
Accumulation unit value at end of period           $11.113
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.940(b)
Accumulation unit value at end of period           $10.940
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.899(b)
Accumulation unit value at end of period           $10.899
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.216(c)
Accumulation unit value at end of period           $10.859
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.424(a)
Accumulation unit value at end of period           $18.756
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $18.311(b)
Accumulation unit value at end of period           $18.311
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $18.208(b)
Accumulation unit value at end of period           $18.208
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.569(c)
Accumulation unit value at end of period           $18.106
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.563(a)
Accumulation unit value at end of period           $16.166
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $15.782(b)
Accumulation unit value at end of period           $15.782
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $15.694(b)
Accumulation unit value at end of period           $15.694
Number of accumulation units outstanding
 at end of period (in thousands)                         4
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $18.679(c)
Accumulation unit value at end of period           $15.605
Number of accumulation units outstanding
 at end of period (in thousands)                        19


                                    APP I-69

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $18.057(a)
Accumulation unit value at end of period           $17.759
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $17.338(b)
Accumulation unit value at end of period           $17.338
Number of accumulation units outstanding
 at end of period (in thousands)                        19
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $17.241(b)
Accumulation unit value at end of period           $17.241
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.455(c)
Accumulation unit value at end of period           $17.144
Number of accumulation units outstanding
 at end of period (in thousands)                         2
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $12.198(a)
Accumulation unit value at end of period           $12.135
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.946(b)
Accumulation unit value at end of period           $11.946
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.902(b)
Accumulation unit value at end of period           $11.902
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.285(c)
Accumulation unit value at end of period           $11.858
Number of accumulation units outstanding
 at end of period (in thousands)                         1
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.417(a)
Accumulation unit value at end of period           $11.540
Number of accumulation units outstanding
 at end of period (in thousands)                        25
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.896(b)
Accumulation unit value at end of period           $11.896
Number of accumulation units outstanding
 at end of period (in thousands)                        13
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.184(b)
Accumulation unit value at end of period            $8.184
Number of accumulation units outstanding
 at end of period (in thousands)                         7
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.371(c)
Accumulation unit value at end of period           $11.540
Number of accumulation units outstanding
 at end of period (in thousands)                        19


                                    APP I-70

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $20.674(a)
Accumulation unit value at end of period           $20.814
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $20.321(b)
Accumulation unit value at end of period           $20.321
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $20.206(b)
Accumulation unit value at end of period           $20.206
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $20.886(c)
Accumulation unit value at end of period           $20.093
Number of accumulation units outstanding
 at end of period (in thousands)                         1
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.609(a)
Accumulation unit value at end of period           $11.720
Number of accumulation units outstanding
 at end of period (in thousands)                        15
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $11.360(b)
Accumulation unit value at end of period           $11.360
Number of accumulation units outstanding
 at end of period (in thousands)                        44
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $11.277(b)
Accumulation unit value at end of period           $11.277
Number of accumulation units outstanding
 at end of period (in thousands)                         2
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.524(c)
Accumulation unit value at end of period           $11.194
Number of accumulation units outstanding
 at end of period (in thousands)                        20
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $11.481(a)
Accumulation unit value at end of period           $11.387
Number of accumulation units outstanding
 at end of period (in thousands)                        12
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.881(b)
Accumulation unit value at end of period           $10.881
Number of accumulation units outstanding
 at end of period (in thousands)                        18
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $7.528(b)
Accumulation unit value at end of period            $7.528
Number of accumulation units outstanding
 at end of period (in thousands)                        29
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $11.861(c)
Accumulation unit value at end of period           $10.603
Number of accumulation units outstanding
 at end of period (in thousands)                        38


                                    APP I-71

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $10.694(a)
Accumulation unit value at end of period           $10.678
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $12.006(b)
Accumulation unit value at end of period           $12.006
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $10.173(b)
Accumulation unit value at end of period           $10.173
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $12.240(c)
Accumulation unit value at end of period           $11.742
Number of accumulation units outstanding
 at end of period (in thousands)                         7
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $21.756(a)
Accumulation unit value at end of period           $20.957
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $20.461(b)
Accumulation unit value at end of period           $20.461
Number of accumulation units outstanding
 at end of period (in thousands)                         3
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $20.345(b)
Accumulation unit value at end of period           $20.345
Number of accumulation units outstanding
 at end of period (in thousands)                         5
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $23.890(c)
Accumulation unit value at end of period           $20.231
Number of accumulation units outstanding
 at end of period (in thousands)                        22
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                            $16.549(a)
Accumulation unit value at end of period           $16.858
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $16.458(b)
Accumulation unit value at end of period           $16.458
Number of accumulation units outstanding
 at end of period (in thousands)                         1
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                            $16.366(b)
Accumulation unit value at end of period           $16.366
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $15.447(c)
Accumulation unit value at end of period           $16.273
Number of accumulation units outstanding
 at end of period (in thousands)                         1


                                    APP I-72

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $9.234(a)
Accumulation unit value at end of period            $9.325
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.85%
Accumulation unit value at beginning of
 period                                            $10.435(b)
Accumulation unit value at end of period           $10.435
Number of accumulation units outstanding
 at end of period (in thousands)                        34
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.05%
Accumulation unit value at beginning of
 period                                             $8.902(b)
Accumulation unit value at end of period            $8.902
Number of accumulation units outstanding
 at end of period (in thousands)                        31
PROGRAM AND ADMINISTRATIVE CHARGE --
 1.25%
Accumulation unit value at beginning of
 period                                            $10.461(c)
Accumulation unit value at end of period           $10.206
Number of accumulation units outstanding
 at end of period (in thousands)                        20



(a)  Inception date November 30, 2011



(b) Inception date December 31, 2011



(c)  Inception date July 30, 2011


                                    APP I-73

                            ACCUMULATION UNIT VALUES

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS FOR THE SEPARATE ACCOUNTS INCLUDED IN THIS STATEMENT OF ADDITIONAL INFORMATION.


                PROGRAM AND ADMINISTRATIVE CHARGE -- METHOD TWO
                  (AS A PERCENTAGE OF DAILY SUB-ACCOUNT VALUE)



                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALGER CAPITAL APPRECIATION INSTITUTIONAL
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.55   (a)
Accumulation unit value at end of period            $19.73
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALGER MID CAP GROWTH INSTITUTIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.38   (a)
Accumulation unit value at end of period            $13.10
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2000 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.56   (a)
Accumulation unit value at end of period            $10.29
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2005 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.05   (a)
Accumulation unit value at end of period             $9.78
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2010 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.92   (a)
Accumulation unit value at end of period             $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2015 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.87   (a)
Accumulation unit value at end of period             $9.59
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2020 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.63   (a)
Accumulation unit value at end of period             $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2025 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.61   (a)
Accumulation unit value at end of period             $9.37
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2030 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.45   (a)
Accumulation unit value at end of period             $9.21
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-74

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ALLIANCEBERNSTEIN 2035 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.37   (a)
Accumulation unit value at end of period             $9.14
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2040 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.54   (a)
Accumulation unit value at end of period             $9.31
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2045 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.33   (a)
Accumulation unit value at end of period             $9.09
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2050 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $7.85   (a)
Accumulation unit value at end of period             $7.46
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN 2055 RETIREMENT
 STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $7.81   (a)
Accumulation unit value at end of period             $7.56
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN INTERNATIONAL GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.18   (a)
Accumulation unit value at end of period            $12.71
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.31   (a)
Accumulation unit value at end of period            $10.40
Number of accumulation units outstanding
 at end of period (in thousands)                         1
ALLIANCEBERNSTEIN SMALL/MID CAP VALUE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.11   (a)
Accumulation unit value at end of period            $15.23
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ALLIANZ NFJ DIVIDEND VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.22   (a)
Accumulation unit value at end of period            $11.37
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN CENTURY DIVERSIFIED BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.06   (a)
Accumulation unit value at end of period            $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN CENTURY EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $7.15   (a)
Accumulation unit value at end of period             $7.27
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-75

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN CENTURY GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $25.40   (a)
Accumulation unit value at end of period            $24.19
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN CENTURY MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.15   (a)
Accumulation unit value at end of period            $11.69
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN CENTURY PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $1.00   (a)
Accumulation unit value at end of period             $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN CENTURY SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $8.26   (a)
Accumulation unit value at end of period             $7.71
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS AMCAP FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $18.62   (a)
Accumulation unit value at end of period            $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS AMERICAN MUTUAL FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $25.40   (a)
Accumulation unit value at end of period            $25.72
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS CAPITAL INCOME BUILDER
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $49.18   (a)
Accumulation unit value at end of period            $49.22
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS CAPITAL WORLD GROWTH AND
 INCOME FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $32.38   (a)
Accumulation unit value at end of period            $31.95
Number of accumulation units outstanding
 at end of period (in thousands)                         2
AMERICAN FUNDS EUROPACIFIC GROWTH
 FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $35.89   (a)
Accumulation unit value at end of period            $34.52
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS FUNDAMENTAL INVESTORS
 FUNDSM
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $35.46   (a)
Accumulation unit value at end of period            $35.32
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS NEW PERSPECTIVE FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $26.41   (a)
Accumulation unit value at end of period            $25.74
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-76

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
AMERICAN FUNDS THE GROWTH FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $28.79   (a)
Accumulation unit value at end of period            $28.33
Number of accumulation units outstanding
 at end of period (in thousands)                        47
AMERICAN FUNDS THE INCOME FUND OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.50   (a)
Accumulation unit value at end of period            $16.71
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS THE INVESTMENT COMPANY OF
 AMERICA(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $27.00   (a)
Accumulation unit value at end of period            $27.03
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS THE NEW ECONOMY FUND(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $23.77   (a)
Accumulation unit value at end of period            $23.48
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AMERICAN FUNDS WASHINGTON MUTUAL
 INVESTORS FUND(SM)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $27.92   (a)
Accumulation unit value at end of period            $28.24
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AVE MARIA GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.82   (a)
Accumulation unit value at end of period            $20.67
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AVE MARIA OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.25   (a)
Accumulation unit value at end of period            $10.99
Number of accumulation units outstanding
 at end of period (in thousands)                        --
AVE MARIA RISING DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.90   (a)
Accumulation unit value at end of period            $12.68
Number of accumulation units outstanding
 at end of period (in thousands)                        --
BLACKROCK CAPITAL APPRECIATION FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $21.15   (a)
Accumulation unit value at end of period            $20.89
Number of accumulation units outstanding
 at end of period (in thousands)                        --
BLACKROCK EQUITY DIVIDEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $17.95   (a)
Accumulation unit value at end of period            $18.15
Number of accumulation units outstanding
 at end of period (in thousands)                        --
BLACKROCK GLOBAL ALLOCATION FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $18.84   (a)
Accumulation unit value at end of period            $18.16
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-77

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
BLACKROCK INTERNATIONAL OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $29.30   (a)
Accumulation unit value at end of period            $28.15
Number of accumulation units outstanding
 at end of period (in thousands)                        --
BLACKROCK MID CAP VALUE OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.50   (a)
Accumulation unit value at end of period            $16.48
Number of accumulation units outstanding
 at end of period (in thousands)                        --
BLACKROCK MID-CAP VALUE EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.82   (a)
Accumulation unit value at end of period            $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                        --
BLACKROCK SMALL CAP GROWTH FUND II
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.06   (a)
Accumulation unit value at end of period            $13.22
Number of accumulation units outstanding
 at end of period (in thousands)                        --
CALVERT BOND PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.74   (a)
Accumulation unit value at end of period            $15.78
Number of accumulation units outstanding
 at end of period (in thousands)                        --
CALVERT EQUITY PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $35.57   (a)
Accumulation unit value at end of period            $33.33
Number of accumulation units outstanding
 at end of period (in thousands)                        --
CALVERT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.58   (a)
Accumulation unit value at end of period            $15.79
Number of accumulation units outstanding
 at end of period (in thousands)                        --
COLUMBIA CONTRARIAN CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.00   (a)
Accumulation unit value at end of period            $13.72
Number of accumulation units outstanding
 at end of period (in thousands)                        --
COLUMBIA MARSICO 21ST CENTURY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.11   (a)
Accumulation unit value at end of period            $11.91
Number of accumulation units outstanding
 at end of period (in thousands)                        --
COLUMBIA MARSICO GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.37   (a)
Accumulation unit value at end of period            $19.98
Number of accumulation units outstanding
 at end of period (in thousands)                        --
COLUMBIA MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.76   (a)
Accumulation unit value at end of period            $12.80
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-78

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
COLUMBIA SMALL CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.97   (a)
Accumulation unit value at end of period            $14.42
Number of accumulation units outstanding
 at end of period (in thousands)                        --
COLUMBIA SM ACORN(R) FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $27.85   (a)
Accumulation unit value at end of period            $26.63
Number of accumulation units outstanding
 at end of period (in thousands)                        --
DAVIS NEW YORK VENTURE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $32.63   (a)
Accumulation unit value at end of period            $32.50
Number of accumulation units outstanding
 at end of period (in thousands)                         2
DREYFUS BOND MARKET INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.88   (a)
Accumulation unit value at end of period            $10.97
Number of accumulation units outstanding
 at end of period (in thousands)                        --
DREYFUS MIDCAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $27.37   (a)
Accumulation unit value at end of period            $25.92
Number of accumulation units outstanding
 at end of period (in thousands)                         1
DREYFUS S&P 500 INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $34.80   (a)
Accumulation unit value at end of period            $34.37
Number of accumulation units outstanding
 at end of period (in thousands)                        --
DREYFUS SMALLCAP STOCK INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.34   (a)
Accumulation unit value at end of period            $19.74
Number of accumulation units outstanding
 at end of period (in thousands)                         1
DWS CAPITAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $52.36   (a)
Accumulation unit value at end of period            $51.44
Number of accumulation units outstanding
 at end of period (in thousands)                        --
DWS GLOBAL THEMATIC FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.92   (a)
Accumulation unit value at end of period            $20.10
Number of accumulation units outstanding
 at end of period (in thousands)                        --
EATON VANCE BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $6.89   (a)
Accumulation unit value at end of period             $6.91
Number of accumulation units outstanding
 at end of period (in thousands)                        --
EATON VANCE INCOME FUND OF BOSTON
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $5.58   (a)
Accumulation unit value at end of period             $5.66
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-79

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
EATON VANCE LARGE-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.97   (a)
Accumulation unit value at end of period            $17.13
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FEDERATED CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $17.93   (a)
Accumulation unit value at end of period            $17.91
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FEDERATED CLOVER VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.33   (a)
Accumulation unit value at end of period            $14.53
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FEDERATED KAUFMANN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $4.78   (a)
Accumulation unit value at end of period             $4.65
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $45.02   (a)
Accumulation unit value at end of period            $44.64
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN HIGH INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $1.91   (a)
Accumulation unit value at end of period             $1.94
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $2.06   (a)
Accumulation unit value at end of period             $2.10
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $42.61   (a)
Accumulation unit value at end of period            $40.94
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.04   (a)
Accumulation unit value at end of period            $10.09
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN TEMPLETON CONSERVATIVE
 ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.51   (a)
Accumulation unit value at end of period            $13.33
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN TEMPLETON GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.83   (a)
Accumulation unit value at end of period            $14.53
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-80

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
FRANKLIN TEMPLETON MODERATE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.89   (a)
Accumulation unit value at end of period            $13.68
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FRANKLIN TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.19   (a)
Accumulation unit value at end of period            $10.04
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FROST DIVIDEND VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $8.71   (a)
Accumulation unit value at end of period             $8.81
Number of accumulation units outstanding
 at end of period (in thousands)                        --
FROST GROWTH EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.82   (a)
Accumulation unit value at end of period             $9.65
Number of accumulation units outstanding
 at end of period (in thousands)                        --
GOLDMAN SACHS GOVERNMENT INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.67   (a)
Accumulation unit value at end of period            $15.42
Number of accumulation units outstanding
 at end of period (in thousands)                         1
GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $22.14   (a)
Accumulation unit value at end of period            $20.66
Number of accumulation units outstanding
 at end of period (in thousands)                        --
GOLDMAN SACHS HIGH YIELD FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $6.78   (a)
Accumulation unit value at end of period             $6.85
Number of accumulation units outstanding
 at end of period (in thousands)                         3
GOLDMAN SACHS LARGE CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.71   (a)
Accumulation unit value at end of period            $10.74
Number of accumulation units outstanding
 at end of period (in thousands)                        --
GOLDMAN SACHS SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $39.01   (a)
Accumulation unit value at end of period            $38.90
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $29.85   (a)
Accumulation unit value at end of period            $28.53
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $26.12   (a)
Accumulation unit value at end of period            $25.30
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-81

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
INVESCO SMALL CAP EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.22   (a)
Accumulation unit value at end of period            $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $28.49   (a)
Accumulation unit value at end of period            $27.71
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO VAN KAMPEN AMERICAN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $26.46   (a)
Accumulation unit value at end of period            $27.27
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO VAN KAMPEN COMSTOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.05   (a)
Accumulation unit value at end of period            $15.21
Number of accumulation units outstanding
 at end of period (in thousands)                       178
INVESCO VAN KAMPEN EQUITY AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $8.20   (a)
Accumulation unit value at end of period             $8.32
Number of accumulation units outstanding
 at end of period (in thousands)                       301
INVESCO VAN KAMPEN GROWTH AND INCOME
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $18.24   (a)
Accumulation unit value at end of period            $18.57
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO VAN KAMPEN MID CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $27.66   (a)
Accumulation unit value at end of period            $25.07
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO VAN KAMPEN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.84   (a)
Accumulation unit value at end of period             $9.63
Number of accumulation units outstanding
 at end of period (in thousands)                        --
INVESCO VAN KAMPEN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.56   (a)
Accumulation unit value at end of period            $15.43
Number of accumulation units outstanding
 at end of period (in thousands)                        --
IVY ASSET STRATEGY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $23.74   (a)
Accumulation unit value at end of period            $22.30
Number of accumulation units outstanding
 at end of period (in thousands)                        --
IVY GLOBAL NATURAL RESOURCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $18.49   (a)
Accumulation unit value at end of period            $17.20
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-82

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
IVY LARGE CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.55   (a)
Accumulation unit value at end of period            $13.43
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JANUS BALANCED FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $24.83   (a)
Accumulation unit value at end of period            $24.48
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JANUS ENTERPRISE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $58.10   (a)
Accumulation unit value at end of period            $57.60
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JANUS FORTY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $31.17   (a)
Accumulation unit value at end of period            $30.77
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JANUS OVERSEAS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $36.06   (a)
Accumulation unit value at end of period            $31.28
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JPMORGAN CORE BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.80   (a)
Accumulation unit value at end of period            $11.85
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JPMORGAN PRIME MONEY MARKET FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $1.00   (a)
Accumulation unit value at end of period             $1.00
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JPMORGAN SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.82   (a)
Accumulation unit value at end of period            $10.55
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JPMORGAN SMALL CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $17.08   (a)
Accumulation unit value at end of period            $17.27
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JPMORGAN U.S. EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.01   (a)
Accumulation unit value at end of period             $9.90
Number of accumulation units outstanding
 at end of period (in thousands)                        --
JPMORGAN U.S. REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.53   (a)
Accumulation unit value at end of period            $16.16
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-83

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LEGG MASON CLEARBRIDGE MID CAP CORE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.70   (a)
Accumulation unit value at end of period            $20.52
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LEGG MASON CLEARBRIDGE SMALL CAP GROWTH
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $17.40   (a)
Accumulation unit value at end of period            $17.34
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LIFEPATH 2020 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.09   (a)
Accumulation unit value at end of period            $14.43
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LIFEPATH 2030 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.05   (a)
Accumulation unit value at end of period            $13.81
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LIFEPATH 2040 PORTFOLIO(R)
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.38   (a)
Accumulation unit value at end of period            $16.18
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LIFEPATH(R) 2050 PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $17.68   (a)
Accumulation unit value at end of period            $17.15
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LIFEPATH(R) RETIREMENT PORTFOLIO
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.87   (a)
Accumulation unit value at end of period            $10.50
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LKCM AQUINAS GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $17.34   (a)
Accumulation unit value at end of period            $16.86
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LKCM AQUINAS VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.85   (a)
Accumulation unit value at end of period            $12.72
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LOOMIS SAYLES BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.87   (a)
Accumulation unit value at end of period            $13.84
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT AFFILIATED FUND, INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.46   (a)
Accumulation unit value at end of period            $10.54
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-84

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
LORD ABBETT CLASSIC STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $27.06   (a)
Accumulation unit value at end of period            $26.90
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT DEVELOPING GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.15   (a)
Accumulation unit value at end of period            $19.65
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT FUNDAMENTAL EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.21   (a)
Accumulation unit value at end of period            $12.11
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $21.30   (a)
Accumulation unit value at end of period            $17.12
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT INTERNATIONAL CORE EQUITY
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.03   (a)
Accumulation unit value at end of period            $10.49
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT SMALL-CAP BLEND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.92   (a)
Accumulation unit value at end of period            $14.90
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.94   (a)
Accumulation unit value at end of period            $10.57
Number of accumulation units outstanding
 at end of period (in thousands)                        --
LORD ABBETT VALUE OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.25   (a)
Accumulation unit value at end of period            $15.11
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MASSACHUSETTS INVESTORS TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $18.75   (a)
Accumulation unit value at end of period            $18.56
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) EMERGING MARKETS DEBT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.47   (a)
Accumulation unit value at end of period            $14.56
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) GOVERNMENT SECURITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.53   (a)
Accumulation unit value at end of period            $10.58
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-85

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MFS(R) GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $42.25(a)
Accumulation unit value at end of period            $41.46
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $21.91(a)
Accumulation unit value at end of period            $21.12
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $24.08(a)
Accumulation unit value at end of period            $23.65
Number of accumulation units outstanding
 at end of period (in thousands)                        27
MFS(R) RESEARCH BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.59(a)
Accumulation unit value at end of period            $10.69
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) RESEARCH INTERNATIONAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.74(a)
Accumulation unit value at end of period            $13.19
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.99(a)
Accumulation unit value at end of period            $14.02
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) UTILITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.82(a)
Accumulation unit value at end of period            $16.93
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MFS(R) VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $22.32(a)
Accumulation unit value at end of period            $22.32
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MUNDER MID-CAP CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $28.08(a)
Accumulation unit value at end of period            $27.60
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MUTUAL BEACON FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.67(a)
Accumulation unit value at end of period            $11.61
Number of accumulation units outstanding
 at end of period (in thousands)                        --
MUTUAL GLOBAL DISCOVERY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $27.34(a)
Accumulation unit value at end of period            $27.14
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-86

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
MUTUAL SHARES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $19.78(a)
Accumulation unit value at end of period            $19.81
Number of accumulation units outstanding
 at end of period (in thousands)                        --
NEUBERGER BERMAN SOCIALLY RESPONSIBLE
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.93(a)
Accumulation unit value at end of period            $16.70
Number of accumulation units outstanding
 at end of period (in thousands)                        --
NUVEEN EQUITY INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $21.38(a)
Accumulation unit value at end of period            $19.89
Number of accumulation units outstanding
 at end of period (in thousands)                        --
NUVEEN MID CAP GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $40.97(a)
Accumulation unit value at end of period            $37.83
Number of accumulation units outstanding
 at end of period (in thousands)                        --
NUVEEN MID CAP INDEX FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.82(a)
Accumulation unit value at end of period            $12.24
Number of accumulation units outstanding
 at end of period (in thousands)                        --
NUVEEN SMALL CAP SELECT FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.48(a)
Accumulation unit value at end of period            $12.61
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER DEVELOPING MARKETS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $31.00(a)
Accumulation unit value at end of period            $29.32
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER GLOBAL FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $56.16(a)
Accumulation unit value at end of period            $54.04
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $4.05(a)
Accumulation unit value at end of period             $4.07
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER GOLD & SPECIAL MINERALS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $43.10(a)
Accumulation unit value at end of period            $34.68
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER INTERNATIONAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $6.29(a)
Accumulation unit value at end of period             $6.21
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-87

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
OPPENHEIMER INTERNATIONAL GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $26.43(a)
Accumulation unit value at end of period            $25.69
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER MAIN STREET SELECT FUND(TM )
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.12(a)
Accumulation unit value at end of period            $12.37
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER MAIN STREET SMALL- & MID-CAP
 FUND( TM )
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $19.88(a)
Accumulation unit value at end of period            $19.84
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER REAL ESTATE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $19.25(a)
Accumulation unit value at end of period            $20.11
Number of accumulation units outstanding
 at end of period (in thousands)                        --
OPPENHEIMER SMALL- & MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $29.91(a)
Accumulation unit value at end of period            $29.63
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PERKINS MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $22.01(a)
Accumulation unit value at end of period            $20.17
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PIMCO REAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.18(a)
Accumulation unit value at end of period            $11.79
Number of accumulation units outstanding
 at end of period (in thousands)                         9
PIMCO TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.78(a)
Accumulation unit value at end of period            $10.87
Number of accumulation units outstanding
 at end of period (in thousands)                        56
PIONEER CULLEN VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $17.11(a)
Accumulation unit value at end of period            $17.03
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PIONEER FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $38.90(a)
Accumulation unit value at end of period            $38.62
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PIONEER MID CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $19.88(a)
Accumulation unit value at end of period            $19.66
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-88

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
PIONEER OAK RIDGE SMALL CAP GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $28.42(a)
Accumulation unit value at end of period            $27.77
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PIONEER STRATEGIC INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.58(a)
Accumulation unit value at end of period            $10.63
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PRUDENTIAL JENNISON 20/20 FOCUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.70(a)
Accumulation unit value at end of period            $14.87
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PRUDENTIAL JENNISON MID-CAP GROWTH FUND,
 INC.
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $28.36(a)
Accumulation unit value at end of period            $27.79
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PUTNAM EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.94(a)
Accumulation unit value at end of period            $15.01
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PUTNAM HIGH YIELD ADVANTAGE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $5.62(a)
Accumulation unit value at end of period             $5.72
Number of accumulation units outstanding
 at end of period (in thousands)                        --
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $29.41(a)
Accumulation unit value at end of period            $27.21
Number of accumulation units outstanding
 at end of period (in thousands)                        --
RIDGEWORTH MID-CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.77(a)
Accumulation unit value at end of period             $9.75
Number of accumulation units outstanding
 at end of period (in thousands)                        --
RIDGEWORTH SMALL CAP VALUE EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.87(a)
Accumulation unit value at end of period            $12.19
Number of accumulation units outstanding
 at end of period (in thousands)                        --
RIDGEWORTH TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.32(a)
Accumulation unit value at end of period            $11.13
Number of accumulation units outstanding
 at end of period (in thousands)                        --
ROYCE TOTAL RETURN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.02(a)
Accumulation unit value at end of period             $9.90
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-89

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
ROYCE VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.93(a)
Accumulation unit value at end of period             $8.95
Number of accumulation units outstanding
 at end of period (in thousands)                        --
T. ROWE PRICE EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $22.66(a)
Accumulation unit value at end of period            $22.98
Number of accumulation units outstanding
 at end of period (in thousands)                        --
T. ROWE PRICE GROWTH STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $31.39(a)
Accumulation unit value at end of period            $31.08
Number of accumulation units outstanding
 at end of period (in thousands)                        --
TEMPLETON FOREIGN FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $6.29(a)
Accumulation unit value at end of period             $5.92
Number of accumulation units outstanding
 at end of period (in thousands)                        --
TEMPLETON GLOBAL BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.73(a)
Accumulation unit value at end of period            $12.41
Number of accumulation units outstanding
 at end of period (in thousands)                        --
TEMPLETON GLOBAL OPPORTUNITIES TRUST
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $16.17(a)
Accumulation unit value at end of period            $15.57
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD BALANCED ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.07(a)
Accumulation unit value at end of period            $10.98
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD CAPITAL APPRECIATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $31.49(a)
Accumulation unit value at end of period            $30.86
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD CAPITAL APPRECIATION II
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.57(a)
Accumulation unit value at end of period            $12.45
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD CHECKS AND BALANCES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.06(a)
Accumulation unit value at end of period             $9.04
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD CONSERVATIVE ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.62(a)
Accumulation unit value at end of period            $10.56
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-90

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD DIVIDEND AND GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $18.82(a)
Accumulation unit value at end of period            $19.10
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD EQUITY GROWTH ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.08(a)
Accumulation unit value at end of period            $11.04
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD EQUITY INCOME FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.10(a)
Accumulation unit value at end of period            $13.44
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD GROWTH ALLOCATION FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.02(a)
Accumulation unit value at end of period            $10.88
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD GROWTH OPPORTUNITIES FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $25.96(a)
Accumulation unit value at end of period            $25.10
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD INFLATION PLUS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $11.94(a)
Accumulation unit value at end of period            $11.95
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD INTERNATIONAL OPPORTUNITIES
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.71(a)
Accumulation unit value at end of period            $13.17
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD MIDCAP FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $19.60(a)
Accumulation unit value at end of period            $19.38
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD SMALL COMPANY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $19.15(a)
Accumulation unit value at end of period            $18.71
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2010 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.74(a)
Accumulation unit value at end of period             $9.55
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2015 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.03(a)
Accumulation unit value at end of period            $12.83
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-91

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THE HARTFORD TARGET RETIREMENT 2020 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.28   (a)
Accumulation unit value at end of period            $10.12
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2025 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.15   (a)
Accumulation unit value at end of period            $12.98
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2030 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                              $9.17   (a)
Accumulation unit value at end of period             $9.04
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2035 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.12   (a)
Accumulation unit value at end of period            $12.95
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2040 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.29   (a)
Accumulation unit value at end of period            $13.13
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2045 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.82   (a)
Accumulation unit value at end of period            $12.66
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TARGET RETIREMENT 2050 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.85   (a)
Accumulation unit value at end of period            $12.70
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD TOTAL RETURN BOND FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.80   (a)
Accumulation unit value at end of period            $10.90
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THE HARTFORD VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $10.78   (a)
Accumulation unit value at end of period            $10.93
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THORNBURG CORE GROWTH FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $15.55   (a)
Accumulation unit value at end of period            $15.83
Number of accumulation units outstanding
 at end of period (in thousands)                        --
THORNBURG INTERNATIONAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $24.56   (a)
Accumulation unit value at end of period            $23.95
Number of accumulation units outstanding
 at end of period (in thousands)                        --


                                    APP I-92

                                          YEAR ENDED DECEMBER 31,
SUBACCOUNT                                         2011
-----------------------------------------------------------------
THORNBURG VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $29.76   (a)
Accumulation unit value at end of period            $29.27
Number of accumulation units outstanding
 at end of period (in thousands)                        --
TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.44   (a)
Accumulation unit value at end of period            $13.34
Number of accumulation units outstanding
 at end of period (in thousands)                        --
VICTORY DIVERSIFIED STOCK FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.35   (a)
Accumulation unit value at end of period            $14.46
Number of accumulation units outstanding
 at end of period (in thousands)                        --
VICTORY ESTABLISHED VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $25.93   (a)
Accumulation unit value at end of period            $25.35
Number of accumulation units outstanding
 at end of period (in thousands)                        --
VICTORY SMALL COMPANY OPPORTUNITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $30.12   (a)
Accumulation unit value at end of period            $30.24
Number of accumulation units outstanding
 at end of period (in thousands)                        --
VICTORY SPECIAL VALUE FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $14.67   (a)
Accumulation unit value at end of period            $14.55
Number of accumulation units outstanding
 at end of period (in thousands)                        --
WELLS FARGO ADVANTAGE ASSET ALLOCATION
 FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $12.17   (a)
Accumulation unit value at end of period            $11.92
Number of accumulation units outstanding
 at end of period (in thousands)                        --
WELLS FARGO ADVANTAGE EMERGING MARKETS
 EQUITY FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $20.37   (a)
Accumulation unit value at end of period            $19.26
Number of accumulation units outstanding
 at end of period (in thousands)                        --
WELLS FARGO ADVANTAGE UTILITY AND
 TELECOMMUNICATIONS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $13.32   (a)
Accumulation unit value at end of period            $13.50
Number of accumulation units outstanding
 at end of period (in thousands)                        --
HARTFORD INDEX HLS FUND
PROGRAM AND ADMINISTRATIVE CHARGE --
 0.00%
Accumulation unit value at beginning of
 period                                             $26.23   (a)
Accumulation unit value at end of period            $26.09
Number of accumulation units outstanding
 at end of period (in thousands)                        --



(a)  Inception date November 30, 2011


                                    APP I-93

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY
                                         EQUITY              AMERICAN CENTURY VP
                                       INCOME FUND               GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        3,040,906                    4,117
                                      =============               ==========
  Cost                                  $21,279,495                 $104,338
                                      =============               ==========
  Market value                          $22,107,391                  $99,588
 Due from Sponsor Company                     4,615                       18
 Receivable from fund shares
  sold                                           --                       --
 Other assets                                    --                       --
                                      -------------               ----------
 Total assets                            22,112,006                   99,606
                                      -------------               ----------
LIABILITIES:
 Due to Sponsor Company                          --                       --
 Payable for fund shares
  purchased                                   4,615                       18
 Other liabilities                               --                       --
                                      -------------               ----------
 Total liabilities                            4,615                       18
                                      -------------               ----------
NET ASSETS:
 For contract liabilities               $22,107,391                  $99,588
                                      =============               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,178,467                    5,491
 Minimum unit fair value #*                   $9.51                   $17.95
 Maximum unit fair value #*                  $20.06                   $18.33
 Contract liability                     $22,107,391                  $99,588
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                   --                       --
 Minimum unit fair value #*                      --                       --
 Maximum unit fair value #*                      --                       --
 Contract liability                              --                       --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                        AMERICAN CENTURY
                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP            SMALL CAP
                                     ULTRA(R) FUND             BALANCED FUND               VALUE FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,362                     29,369                    223,415
                                       =========                 ==========               ============
  Cost                                   $53,807                   $187,585                 $1,803,870
                                       =========                 ==========               ============
  Market value                           $52,581                   $191,193                 $1,728,893
 Due from Sponsor Company                    100                         --                         --
 Receivable from fund shares
  sold                                        --                          7                      2,270
 Other assets                                 --                         --                         --
                                       ---------                 ----------               ------------
 Total assets                             52,681                    191,200                  1,731,163
                                       ---------                 ----------               ------------
LIABILITIES:
 Due to Sponsor Company                       --                          7                      2,270
 Payable for fund shares
  purchased                                  100                         --                         --
 Other liabilities                            --                         --                         --
                                       ---------                 ----------               ------------
 Total liabilities                           100                          7                      2,270
                                       ---------                 ----------               ------------
NET ASSETS:
 For contract liabilities                $52,581                   $191,193                 $1,728,893
                                       =========                 ==========               ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        5,021                     16,707                    149,874
 Minimum unit fair value #*                $9.90                     $11.44                     $11.01
 Maximum unit fair value #*               $10.95                     $11.44                     $16.00
 Contract liability                      $52,581                   $191,193                 $1,728,893
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                         --                         --
 Minimum unit fair value #*                   --                         --                         --
 Maximum unit fair value #*                   --                         --                         --
 Contract liability                           --                         --                         --

                                  AMERICAN CENTURY VP                                   AMERICAN CENTURY
                                     LARGE COMPANY          AMERICAN CENTURY VP        INFLATION-ADJUSTED
                                      VALUE FUND                VISTASM FUND               BOND FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         8,888                     39,101                    12,473
                                       =========                 ==========                ==========
  Cost                                   $44,878                   $515,290                  $144,413
                                       =========                 ==========                ==========
  Market value                           $48,794                   $580,261                  $158,278
 Due from Sponsor Company                     --                         31                        --
 Receivable from fund shares
  sold                                        18                         --                        44
 Other assets                                 --                         --                        --
                                       ---------                 ----------                ----------
 Total assets                             48,812                    580,292                   158,322
                                       ---------                 ----------                ----------
LIABILITIES:
 Due to Sponsor Company                       18                         --                        44
 Payable for fund shares
  purchased                                   --                         31                        --
 Other liabilities                            --                         --                        --
                                       ---------                 ----------                ----------
 Total liabilities                            18                         31                        44
                                       ---------                 ----------                ----------
NET ASSETS:
 For contract liabilities                $48,794                   $580,261                  $158,278
                                       =========                 ==========                ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        6,582                     51,376                    11,696
 Minimum unit fair value #*                $7.35                      $7.93                    $13.53
 Maximum unit fair value #*                $9.22                     $14.84                    $13.53
 Contract liability                      $48,794                   $580,261                  $158,278
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                         --                        --
 Minimum unit fair value #*                   --                         --                        --
 Maximum unit fair value #*                   --                         --                        --
 Contract liability                           --                         --                        --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY         AMERICAN CENTURY VP
                                         EQUITY                    INCOME &
                                       GROWTH FUND               GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          2,046                     29,957
                                        =========                 ==========
  Cost                                    $33,959                   $202,659
                                        =========                 ==========
  Market value                            $43,855                   $183,939
 Due from Sponsor Company                      --                         --
 Receivable from fund shares
  sold                                         20                          7
 Other assets                                  --                         --
                                        ---------                 ----------
 Total assets                              43,875                    183,946
                                        ---------                 ----------
LIABILITIES:
 Due to Sponsor Company                        20                          7
 Payable for fund shares
  purchased                                    --                         --
 Other liabilities                             --                         --
                                        ---------                 ----------
 Total liabilities                             20                          7
                                        ---------                 ----------
NET ASSETS:
 For contract liabilities                 $43,855                   $183,939
                                        =========                 ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              4,200                     17,475
 Minimum unit fair value #*                $10.44                      $9.52
 Maximum unit fair value #*                $10.44                      $9.52
 Contract liability                       $43,855                   $166,344
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      1,848
 Minimum unit fair value #*                    --                      $9.52
 Maximum unit fair value #*                    --                      $9.52
 Contract liability                            --                    $17,595

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      AMERICAN CENTURY VP
                                 AMERICAN CENTURY VP       AMERICAN CENTURY VP              MID CAP
                                      ULTRA FUND                VALUE FUND                VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        40,202                   137,592                     2,660
                                      ==========                ==========                 =========
  Cost                                  $390,861                  $870,600                   $32,731
                                      ==========                ==========                 =========
  Market value                          $381,116                  $798,034                   $31,097
 Due from Sponsor Company                    429                        --                        --
 Receivable from fund shares
  sold                                        --                       125                        18
 Other assets                                 --                        --                        --
                                      ----------                ----------                 ---------
 Total assets                            381,545                   798,159                    31,115
                                      ----------                ----------                 ---------
LIABILITIES:
 Due to Sponsor Company                       --                       125                        18
 Payable for fund shares
  purchased                                  429                        --                        --
 Other liabilities                            --                        --                        --
                                      ----------                ----------                 ---------
 Total liabilities                           429                       125                        18
                                      ----------                ----------                 ---------
NET ASSETS:
 For contract liabilities               $381,116                  $798,034                   $31,097
                                      ==========                ==========                 =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       34,013                    78,630                     2,701
 Minimum unit fair value #*               $11.21                     $9.87                    $11.40
 Maximum unit fair value #*               $11.21                     $9.87                    $11.64
 Contract liability                     $381,116                  $776,265                   $31,097
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     2,205                        --
 Minimum unit fair value #*                   --                     $9.87                        --
 Maximum unit fair value #*                   --                     $9.87                        --
 Contract liability                           --                   $21,769                        --

                                   INVESCO V.I.           INVESCO V.I.              INVESCO
                                    SMALL CAP               DIVIDEND                EUROPEAN
                                   EQUITY FUND             GROWTH FUND            GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (1)(2)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      14,157                    746                  20,058
                                    ==========              =========              ==========
  Cost                                $236,466                $11,242                $585,552
                                    ==========              =========              ==========
  Market value                        $232,322                $10,469                $566,020
 Due from Sponsor Company                   --                     20                      --
 Receivable from fund shares
  sold                                       9                     --                     106
 Other assets                               --                     --                       1
                                    ----------              ---------              ----------
 Total assets                          232,331                 10,489                 566,127
                                    ----------              ---------              ----------
LIABILITIES:
 Due to Sponsor Company                      9                     --                     106
 Payable for fund shares
  purchased                                 --                     20                      --
 Other liabilities                          --                     --                      --
                                    ----------              ---------              ----------
 Total liabilities                           9                     20                     106
                                    ----------              ---------              ----------
NET ASSETS:
 For contract liabilities             $232,322                $10,469                $566,021
                                    ==========              =========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     23,506                  1,106                  71,876
 Minimum unit fair value #*              $9.88                  $9.47                   $7.44
 Maximum unit fair value #*              $9.88                  $9.47                  $11.35
 Contract liability                   $232,322                $10,469                $566,021
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --                      --
 Minimum unit fair value #*                 --                     --                      --
 Maximum unit fair value #*                 --                     --                      --
 Contract liability                         --                     --                      --

(1)  Funded as of April 29, 2011.

(2) Effective April 29, 2011 Invesco V.I. Financial Services Fund merged with Invesco V.I. Dividend Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO               INVESCO
                                   INTERNATIONAL            MID CAP
                                    GROWTH FUND         CORE EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       18,961                11,027
                                     ==========            ==========
  Cost                                 $504,561              $260,888
                                     ==========            ==========
  Market value                         $479,698              $231,798
 Due from Sponsor Company                    --                 1,280
 Receivable from fund shares
  sold                                      215                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           479,913               233,078
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     215                    --
 Payable for fund shares
  purchased                                  --                 1,280
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                          215                 1,280
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $479,698              $231,798
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           51,363                20,106
 Minimum unit fair value #*               $8.22                 $9.96
 Maximum unit fair value #*              $11.88                $11.90
 Contract liability                    $479,698              $231,798
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO                                       INVESCO
                                    SMALL CAP               INVESCO               SMALL CAP
                                   GROWTH FUND          REAL ESTATE FUND         EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (3)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      24,219                 173,074                26,343
                                    ==========            ============            ==========
  Cost                                $669,902              $3,717,644              $254,499
                                    ==========            ============            ==========
  Market value                        $688,780              $3,961,530              $321,119
 Due from Sponsor Company                  167                   2,266                    70
 Receivable from fund shares
  sold                                      --                      --                    --
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total assets                          688,947               3,963,796               321,189
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                      --                    --
 Payable for fund shares
  purchased                                167                   2,266                    70
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total liabilities                         167                   2,266                    70
                                    ----------            ------------            ----------
NET ASSETS:
 For contract liabilities             $688,780              $3,961,530              $321,119
                                    ==========            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     58,249                 202,881                30,605
 Minimum unit fair value #*             $11.14                   $8.91                 $9.74
 Maximum unit fair value #*             $20.77                  $26.64                $11.67
 Contract liability                   $688,780              $3,961,530              $321,119
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                    --
 Minimum unit fair value #*                 --                      --                    --
 Maximum unit fair value #*                 --                      --                    --
 Contract liability                         --                      --                    --

                                      INVESCO               INVESCO           AMERICAN CENTURY
                                      CAPITAL              DEVELOPING            DIVERSIFIED
                                 DEVELOPMENT FUND         MARKETS FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (4)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,264                 12,292                 1,433
                                     =========             ==========             =========
  Cost                                 $19,891               $394,526               $15,671
                                     =========             ==========             =========
  Market value                         $19,189               $350,692               $15,749
 Due from Sponsor Company                   --                     --                    --
 Receivable from fund shares
  sold                                       8                     90                    17
 Other assets                                1                     --                     1
                                     ---------             ----------             ---------
 Total assets                           19,198                350,782                15,767
                                     ---------             ----------             ---------
LIABILITIES:
 Due to Sponsor Company                      8                     90                    17
 Payable for fund shares
  purchased                                 --                     --                    --
 Other liabilities                          --                     --                    --
                                     ---------             ----------             ---------
 Total liabilities                           8                     90                    17
                                     ---------             ----------             ---------
NET ASSETS:
 For contract liabilities              $19,190               $350,692               $15,750
                                     =========             ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      2,163                 31,948                 1,440
 Minimum unit fair value #*              $8.71                 $10.90                $10.94
 Maximum unit fair value #*              $8.88                 $11.00                $10.94
 Contract liability                    $19,190               $350,692               $15,750
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --                    --
 Minimum unit fair value #*                 --                     --                    --
 Maximum unit fair value #*                 --                     --                    --
 Contract liability                         --                     --                    --

(3) Effective May 20, 2011 Invesco Van Kampen Real Estate Securities Fund merged with Invesco Real Estate Fund.

(4)  Funded as of January 24, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN CENTURY
                                     PRIME MONEY          DOMINI SOCIAL
                                     MARKET FUND           EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       199,417                 236
                                      ==========             =======
  Cost                                  $199,417              $6,734
                                      ==========             =======
  Market value                          $199,417              $7,016
 Due from Sponsor Company                     --                  17
 Receivable from fund shares
  sold                                       212                  --
 Other assets                                 --                  --
                                      ----------             -------
 Total assets                            199,629               7,033
                                      ----------             -------
LIABILITIES:
 Due to Sponsor Company                      212                  --
 Payable for fund shares
  purchased                                   --                  17
 Other liabilities                            --                  --
                                      ----------             -------
 Total liabilities                           212                  17
                                      ----------             -------
NET ASSETS:
 For contract liabilities               $199,417              $7,016
                                      ==========             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            20,215                 669
 Minimum unit fair value #*                $9.77              $10.35
 Maximum unit fair value #*               $10.00              $10.62
 Contract liability                     $199,417              $7,016
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                  --
 Minimum unit fair value #*                   --                  --
 Maximum unit fair value #*                   --                  --
 Contract liability                           --                  --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN
                                     GLOBAL          ALLIANCEBERNSTEIN 2055     ALLIANCEBERNSTEIN 2050
                                    BOND FUND          RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                 SUB-ACCOUNT (5)           SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       872                      27                        735
                                     =======                 =======                    =======
  Cost                                $7,331                    $220                     $5,887
                                     =======                 =======                    =======
  Market value                        $7,282                    $201                     $5,481
 Due from Sponsor Company                 --                      --                         --
 Receivable from fund shares
  sold                                    --                       2                         45
 Other assets                             --                      --                         --
                                     -------                 -------                    -------
 Total assets                          7,282                     203                      5,526
                                     -------                 -------                    -------
LIABILITIES:
 Due to Sponsor Company                   --                       2                         45
 Payable for fund shares
  purchased                               --                      --                         --
 Other liabilities                        --                      --                         --
                                     -------                 -------                    -------
 Total liabilities                        --                       2                         45
                                     -------                 -------                    -------
NET ASSETS:
 For contract liabilities             $7,282                    $201                     $5,481
                                     =======                 =======                    =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      699                      19                        530
 Minimum unit fair value #*           $10.42                  $10.34                     $10.34
 Maximum unit fair value #*           $10.42                  $10.34                     $10.34
 Contract liability                   $7,282                    $201                     $5,481
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                      --                         --
 Minimum unit fair value #*               --                      --                         --
 Maximum unit fair value #*               --                      --                         --
 Contract liability                       --                      --                         --

                                ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       BALANCED                 GROWTH AND               INTERNATIONAL
                                   SHARES PORTFOLIO          INCOME PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        10,251                    22,848                     34,131
                                      ==========                 =========                 ==========
  Cost                                  $158,932                   $69,843                   $520,965
                                      ==========                 =========                 ==========
  Market value                          $158,379                   $78,598                   $433,807
 Due from Sponsor Company                    109                         3                         --
 Receivable from fund shares
  sold                                        --                        --                         31
 Other assets                                 --                        --                         --
                                      ----------                 ---------                 ----------
 Total assets                            158,488                    78,601                    433,838
                                      ----------                 ---------                 ----------
LIABILITIES:
 Due to Sponsor Company                       --                        --                         31
 Payable for fund shares
  purchased                                  109                         3                         --
 Other liabilities                            --                        --                         --
                                      ----------                 ---------                 ----------
 Total liabilities                           109                         3                         31
                                      ----------                 ---------                 ----------
NET ASSETS:
 For contract liabilities               $158,379                   $78,598                   $433,807
                                      ==========                 =========                 ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       12,285                     9,142                     50,434
 Minimum unit fair value #*                $9.34                     $8.31                      $6.69
 Maximum unit fair value #*               $14.06                    $10.43                      $9.60
 Contract liability                     $158,379                   $78,598                   $433,807
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                        --                         --
 Minimum unit fair value #*                   --                        --                         --
 Maximum unit fair value #*                   --                        --                         --
 Contract liability                           --                        --                         --

(5)  Funded as of November 16, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL                 GLOBAL
                                    VALUE PORTFOLIO           VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         106,274                   13,795
                                      ============               ==========
  Cost                                  $1,842,160                 $163,997
                                      ============               ==========
  Market value                          $1,105,242                 $104,428
 Due from Sponsor Company                      261                       --
 Receivable from fund shares
  sold                                          --                       14
 Other assets                                   --                       --
                                      ------------               ----------
 Total assets                            1,105,503                  104,442
                                      ------------               ----------
LIABILITIES:
 Due to Sponsor Company                         --                       14
 Payable for fund shares
  purchased                                    261                       --
 Other liabilities                              --                       --
                                      ------------               ----------
 Total liabilities                             261                       14
                                      ------------               ----------
NET ASSETS:
 For contract liabilities               $1,105,242                 $104,428
                                      ============               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             149,444                   13,734
 Minimum unit fair value #*                  $4.76                    $5.12
 Maximum unit fair value #*                 $10.40                    $7.92
 Contract liability                     $1,105,242                 $104,428
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                       --
 Minimum unit fair value #*                     --                       --
 Maximum unit fair value #*                     --                       --
 Contract liability                             --                       --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN VPS
                                 ALLIANCEBERNSTEIN         SMALL/MID-CAP             SMALL-MID CAP
                                    GROWTH FUND             GROWTH FUND             VALUE PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         971                   17,300                    32,290
                                     =========               ==========                ==========
  Cost                                 $29,446                  $97,174                  $517,894
                                     =========               ==========                ==========
  Market value                         $35,913                 $108,470                  $491,781
 Due from Sponsor Company                   --                    2,203                        --
 Receivable from fund shares
  sold                                      18                       --                        83
 Other assets                               --                       --                        --
                                     ---------               ----------                ----------
 Total assets                           35,931                  110,673                   491,864
                                     ---------               ----------                ----------
LIABILITIES:
 Due to Sponsor Company                     18                       --                        83
 Payable for fund shares
  purchased                                 --                    2,203                        --
 Other liabilities                          --                       --                        --
                                     ---------               ----------                ----------
 Total liabilities                          18                    2,203                        83
                                     ---------               ----------                ----------
NET ASSETS:
 For contract liabilities              $35,913                 $108,470                  $491,781
                                     =========               ==========                ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      3,978                    8,586                    47,500
 Minimum unit fair value #*              $8.85                   $10.93                    $10.22
 Maximum unit fair value #*              $9.08                   $13.03                    $10.50
 Contract liability                    $35,913                 $108,470                  $491,781
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                       --                        --
 Minimum unit fair value #*                 --                       --                        --
 Maximum unit fair value #*                 --                       --                        --
 Contract liability                         --                       --                        --


                                ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN 2015      ALLIANCEBERNSTEIN 2025
                                    VALUE FUND          RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                   SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        73                     19,840                      20,765
                                      ======                 ==========                  ==========
  Cost                                  $623                   $196,439                    $203,680
                                      ======                 ==========                  ==========
  Market value                          $629                   $190,264                    $194,566
 Due from Sponsor Company                 --                        312                         429
 Receivable from fund shares
  sold                                     4                         --                          --
 Other assets                             --                         --                          --
                                      ------                 ----------                  ----------
 Total assets                            633                    190,576                     194,995
                                      ------                 ----------                  ----------
LIABILITIES:
 Due to Sponsor Company                    4                         --                          --
 Payable for fund shares
  purchased                               --                        312                         429
 Other liabilities                        --                         --                          --
                                      ------                 ----------                  ----------
 Total liabilities                         4                        312                         429
                                      ------                 ----------                  ----------
NET ASSETS:
 For contract liabilities               $629                   $190,264                    $194,566
                                      ======                 ==========                  ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       99                     11,247                      11,139
 Minimum unit fair value #*            $6.34                     $16.89                      $17.44
 Maximum unit fair value #*            $6.52                     $17.25                      $17.54
 Contract liability                     $629                   $190,264                    $194,566
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                         --                          --
 Minimum unit fair value #*               --                         --                          --
 Maximum unit fair value #*               --                         --                          --
 Contract liability                       --                         --                          --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2035     ALLIANCEBERNSTEIN 2045
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         10,502                      3,229
                                        =========                  =========
  Cost                                    $98,010                    $30,374
                                        =========                  =========
  Market value                            $95,989                    $29,353
 Due from Sponsor Company                      --                          7
 Receivable from fund shares
  sold                                         97                         --
 Other assets                                  --                         --
                                        ---------                  ---------
 Total assets                              96,086                     29,360
                                        ---------                  ---------
LIABILITIES:
 Due to Sponsor Company                        97                         --
 Payable for fund shares
  purchased                                    --                          7
 Other liabilities                             --                         --
                                        ---------                  ---------
 Total liabilities                             97                          7
                                        ---------                  ---------
NET ASSETS:
 For contract liabilities                 $95,989                    $29,353
                                        =========                  =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              5,617                      1,737
 Minimum unit fair value #*                $17.04                     $16.84
 Maximum unit fair value #*                $17.41                     $17.20
 Contract liability                       $95,989                    $29,353
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                         --
 Minimum unit fair value #*                    --                         --
 Maximum unit fair value #*                    --                         --
 Contract liability                            --                         --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN
                                       HIGH           ALLIANCEBERNSTEIN 2010     ALLIANCEBERNSTEIN 2020
                                   INCOME FUND          RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                 SUB-ACCOUNT (6)            SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        403                    4,363                     40,632
                                     ========                =========                 ==========
  Cost                                 $3,464                  $41,726                   $381,889
                                     ========                =========                 ==========
  Market value                         $3,466                  $42,020                   $380,722
 Due from Sponsor Company                  --                       48                        243
 Receivable from fund shares
  sold                                      5                       --                         --
 Other assets                              --                       --                         --
                                     --------                ---------                 ----------
 Total assets                           3,471                   42,068                    380,965
                                     --------                ---------                 ----------
LIABILITIES:
 Due to Sponsor Company                     5                       --                         --
 Payable for fund shares
  purchased                                --                       48                        243
 Other liabilities                         --                       --                         --
                                     --------                ---------                 ----------
 Total liabilities                          5                       48                        243
                                     --------                ---------                 ----------
NET ASSETS:
 For contract liabilities              $3,466                  $42,020                   $380,722
                                     ========                =========                 ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       350                    2,516                     21,993
 Minimum unit fair value #*             $9.89                   $16.53                     $17.22
 Maximum unit fair value #*            $10.00                   $16.71                     $17.59
 Contract liability                    $3,466                  $42,020                   $380,722
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                       --                         --
 Minimum unit fair value #*                --                       --                         --
 Maximum unit fair value #*                --                       --                         --
 Contract liability                        --                       --                         --


                                ALLIANCEBERNSTEIN 2030    ALLIANCEBERNSTEIN 2040       AMERICAN FUNDS
                                 RETIREMENT STRATEGY       RETIREMENT STRATEGY           AMCAP FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        37,055                    17,031                   115,951
                                      ==========                ==========              ============
  Cost                                  $343,999                  $159,199                $1,959,580
                                      ==========                ==========              ============
  Market value                          $341,272                  $158,558                $2,152,054
 Due from Sponsor Company                    297                        17                        --
 Receivable from fund shares
  sold                                        --                        --                       726
 Other assets                                 --                        --                        --
                                      ----------                ----------              ------------
 Total assets                            341,569                   158,575                 2,152,780
                                      ----------                ----------              ------------
LIABILITIES:
 Due to Sponsor Company                       --                        --                       726
 Payable for fund shares
  purchased                                  297                        17                        --
 Other liabilities                            --                        --                        --
                                      ----------                ----------              ------------
 Total liabilities                           297                        17                       726
                                      ----------                ----------              ------------
NET ASSETS:
 For contract liabilities               $341,272                  $158,558                $2,152,054
                                      ==========                ==========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       19,645                     9,269                   218,548
 Minimum unit fair value #*               $17.26                    $16.94                     $9.29
 Maximum unit fair value #*               $17.63                    $17.14                    $11.09
 Contract liability                     $341,272                  $158,558                $2,152,054
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                        --                        --
 Minimum unit fair value #*                   --                        --                        --
 Maximum unit fair value #*                   --                        --                        --
 Contract liability                           --                        --                        --

(6)  Funded as of July 6, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                       AMERICAN             CAPITAL INCOME
                                    BALANCED FUND            BUILDER FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        301,805                  331,499
                                     ============            =============
  Cost                                 $4,659,759              $16,232,314
                                     ============            =============
  Market value                         $5,474,747              $16,316,398
 Due from Sponsor Company                   1,107                   24,516
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       --
                                     ------------            -------------
 Total assets                           5,475,854               16,340,914
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        --                       --
 Payable for fund shares
  purchased                                 1,107                   24,516
 Other liabilities                             --                        1
                                     ------------            -------------
 Total liabilities                          1,107                   24,517
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $5,474,747              $16,316,397
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            512,405                1,624,171
 Minimum unit fair value #*                 $9.99                    $9.03
 Maximum unit fair value #*                $11.78                   $11.51
 Contract liability                    $5,474,747              $16,316,397
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                    --                       --
 Maximum unit fair value #*                    --                       --
 Contract liability                            --                       --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                     EUROPACIFIC              FUNDAMENTAL                 NEW
                                     GROWTH FUND            INVESTORS FUND          PERSPECTIVE FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        483,021                  294,963                 156,814
                                    =============            =============            ============
  Cost                                $18,277,170               $9,260,320              $3,780,907
                                    =============            =============            ============
  Market value                        $16,678,276              $10,418,098              $4,036,381
 Due from Sponsor Company                 293,839                   24,233                      --
 Receivable from fund shares
  sold                                         --                       --                   1,572
 Other assets                                  --                        1                      --
                                    -------------            -------------            ------------
 Total assets                          16,972,115               10,442,332               4,037,953
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                       --                   1,572
 Payable for fund shares
  purchased                               293,839                   24,233                      --
 Other liabilities                              1                       --                       1
                                    -------------            -------------            ------------
 Total liabilities                        293,840                   24,233                   1,573
                                    -------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $16,678,275              $10,418,099              $4,036,380
                                    =============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,415,514                1,096,397                 406,238
 Minimum unit fair value #*                 $7.98                    $8.63                   $8.89
 Maximum unit fair value #*                $34.52                   $10.97                  $11.53
 Contract liability                   $16,678,275              $10,418,099              $4,036,380
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                       --                      --
 Minimum unit fair value #*                    --                       --                      --
 Maximum unit fair value #*                    --                       --                      --
 Contract liability                            --                       --                      --

                                   AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                   THE BOND FUND           THE GROWTH FUND         THE INCOME FUND
                                     OF AMERICA            OF AMERICA FUND            OF AMERICA
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       456,422                1,336,224                 521,675
                                    ============            =============            ============
  Cost                                $5,340,704              $36,762,703              $8,159,764
                                    ============            =============            ============
  Market value                        $5,728,091              $37,929,476              $8,717,192
 Due from Sponsor Company                     --                  107,459                  20,340
 Receivable from fund shares
  sold                                       928                       --                      --
 Other assets                                  2                        1                      --
                                    ------------            -------------            ------------
 Total assets                          5,729,021               38,036,936               8,737,532
                                    ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      928                       --                      --
 Payable for fund shares
  purchased                                   --                  107,459                  20,340
 Other liabilities                            --                       --                       2
                                    ------------            -------------            ------------
 Total liabilities                           928                  107,459                  20,342
                                    ------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $5,728,093              $37,929,477              $8,717,190
                                    ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      504,468                3,425,752                 847,808
 Minimum unit fair value #*               $10.97                    $8.41                   $9.46
 Maximum unit fair value #*               $11.84                   $28.33                  $11.72
 Contract liability                   $5,728,093              $37,929,477              $8,717,190
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                      --
 Minimum unit fair value #*                   --                       --                      --
 Maximum unit fair value #*                   --                       --                      --
 Contract liability                           --                       --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                  THE INVESTMENT       AMERICAN FUNDS
                                      COMPANY              THE NEW
                                    OF AMERICA          ECONOMY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      217,320               42,699
                                    ===========          ===========
  Cost                               $5,446,164             $982,800
                                    ===========          ===========
  Market value                       $5,874,146           $1,002,581
 Due from Sponsor Company                   691                   --
 Receivable from fund shares
  sold                                       --                   95
 Other assets                                 1                   --
                                    -----------          -----------
 Total assets                         5,874,838            1,002,676
                                    -----------          -----------
LIABILITIES:
 Due to Sponsor Company                      --                   95
 Payable for fund shares
  purchased                                 691                   --
 Other liabilities                           --                    1
                                    -----------          -----------
 Total liabilities                          691                   96
                                    -----------          -----------
NET ASSETS:
 For contract liabilities            $5,874,147           $1,002,580
                                    ===========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          637,270              105,207
 Minimum unit fair value #*               $8.33                $8.74
 Maximum unit fair value #*              $10.18               $11.22
 Contract liability                  $5,874,147           $1,002,580
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                   --
 Minimum unit fair value #*                  --                   --
 Maximum unit fair value #*                  --                   --
 Contract liability                          --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              AMERICAN FUNDS
                                  AMERICAN FUNDS        AMERICAN FUNDS         CAPITAL WORLD
                                    WASHINGTON             AMERICAN              GROWTH &
                                 MUTUAL INVESTORS        MUTUAL FUND            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       95,252               111,206                505,739
                                   ============          ============          =============
  Cost                               $2,318,458            $2,631,846            $17,339,382
                                   ============          ============          =============
  Market value                       $2,689,922            $2,860,211            $16,166,376
 Due from Sponsor Company                 1,285                    --                 26,854
 Receivable from fund shares
  sold                                       --                   150                     --
 Other assets                                --                    --                     --
                                   ------------          ------------          -------------
 Total assets                         2,691,207             2,860,361             16,193,230
                                   ------------          ------------          -------------
LIABILITIES:
 Due to Sponsor Company                      --                   150                     --
 Payable for fund shares
  purchased                               1,285                    --                 26,854
 Other liabilities                           --                    --                      1
                                   ------------          ------------          -------------
 Total liabilities                        1,285                   150                 26,855
                                   ------------          ------------          -------------
NET ASSETS:
 For contract liabilities            $2,689,922            $2,860,211            $16,166,375
                                   ============          ============          =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     277,166               289,135              1,346,694
 Minimum unit fair value #*               $8.66                 $9.14                  $8.13
 Maximum unit fair value #*              $10.82                $11.39                 $45.90
 Contract liability                  $2,689,922            $2,860,211            $16,166,375
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                     --
 Minimum unit fair value #*                  --                    --                     --
 Maximum unit fair value #*                  --                    --                     --
 Contract liability                          --                    --                     --


                                 AMERICAN FUNDS          ARIEL
                                    SMALLCAP          APPRECIATION
                                   WORLD FUND             FUND            ARIEL FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     16,821               2,608              1,880
                                   ==========          ==========          =========
  Cost                               $482,533             $96,511            $73,932
                                   ==========          ==========          =========
  Market value                       $546,675            $100,929            $80,769
 Due from Sponsor Company                  --                  --                  9
 Receivable from fund shares
  sold                                      4                  42                 --
 Other assets                              --                   1                 --
                                   ----------          ----------          ---------
 Total assets                         546,679             100,972             80,778
                                   ----------          ----------          ---------
LIABILITIES:
 Due to Sponsor Company                     4                  42                 --
 Payable for fund shares
  purchased                                --                  --                  9
 Other liabilities                         --                  --                 --
                                   ----------          ----------          ---------
 Total liabilities                          4                  42                  9
                                   ----------          ----------          ---------
NET ASSETS:
 For contract liabilities            $546,675            $100,930            $80,769
                                   ==========          ==========          =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    59,164               8,062              8,048
 Minimum unit fair value #*             $7.88              $10.79              $9.27
 Maximum unit fair value #*            $10.90              $38.70             $42.97
 Contract liability                  $546,675            $100,930            $80,769
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                  --                 --
 Minimum unit fair value #*                --                  --                 --
 Maximum unit fair value #*                --                  --                 --
 Contract liability                        --                  --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       ARTISAN
                                       MID CAP                AVE MARIA
                                      VALUE FUND          OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        144,187                   948
                                     ============             =========
  Cost                                 $2,780,179               $10,874
                                     ============             =========
  Market value                         $2,840,477               $10,416
 Due from Sponsor Company                   8,850                    --
 Receivable from fund shares
  sold                                         --                     8
 Other assets                                  --                    --
                                     ------------             ---------
 Total assets                           2,849,327                10,424
                                     ------------             ---------
LIABILITIES:
 Due to Sponsor Company                        --                     8
 Payable for fund shares
  purchased                                 8,850                    --
 Other liabilities                              1                    --
                                     ------------             ---------
 Total liabilities                          8,851                     8
                                     ------------             ---------
NET ASSETS:
 For contract liabilities              $2,840,476               $10,416
                                     ============             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            129,328                   891
 Minimum unit fair value #*                $11.45                $11.67
 Maximum unit fair value #*                $27.91                $11.71
 Contract liability                    $2,840,476               $10,416
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AVE MARIA
                                      RISING              AVE MARIA       LIFEPATH 2020
                                  DIVIDEND FUND          GROWTH FUND        PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      46,833                3,236           1,029,314
                                    ==========            =========       =============
  Cost                                $606,811              $66,678         $15,336,164
                                    ==========            =========       =============
  Market value                        $593,844              $66,894         $15,271,200
 Due from Sponsor Company                   --                   --              19,664
 Receivable from fund shares
  sold                                      88                   28                  --
 Other assets                               --                   --                   1
                                    ----------            ---------       -------------
 Total assets                          593,932               66,922          15,290,865
                                    ----------            ---------       -------------
LIABILITIES:
 Due to Sponsor Company                     88                   28                  --
 Payable for fund shares
  purchased                                 --                   --              19,664
 Other liabilities                          --                   --                  --
                                    ----------            ---------       -------------
 Total liabilities                          88                   28              19,664
                                    ----------            ---------       -------------
NET ASSETS:
 For contract liabilities             $593,844              $66,894         $15,271,201
                                    ==========            =========       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     49,795                5,397           1,163,857
 Minimum unit fair value #*             $11.73               $12.37               $9.54
 Maximum unit fair value #*             $12.00               $12.66              $17.30
 Contract liability                   $593,844              $66,894         $15,271,201
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                   --                  --
 Minimum unit fair value #*                 --                   --                  --
 Maximum unit fair value #*                 --                   --                  --
 Contract liability                         --                   --                  --

                                                                    LIFEPATH
                               LIFEPATH 2030  LIFEPATH 2040        RETIREMENT
                                 PORTFOLIO      PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   915,388        660,128            482,626
                               =============  =============       ============
  Cost                           $12,627,661    $10,980,511         $5,125,594
                               =============  =============       ============
  Market value                   $12,734,908    $10,832,835         $5,235,451
 Due from Sponsor Company            179,257        182,471             61,674
 Receivable from fund shares
  sold                                    --             --                 --
 Other assets                             --              1                 --
                               -------------  -------------       ------------
 Total assets                     12,914,165     11,015,307          5,297,125
                               -------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --             --                 --
 Payable for fund shares
  purchased                          179,257        182,471             61,674
 Other liabilities                        --             --                 --
                               -------------  -------------       ------------
 Total liabilities                   179,257        182,471             61,674
                               -------------  -------------       ------------
NET ASSETS:
 For contract liabilities        $12,734,908    $10,832,836         $5,235,451
                               =============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,113,127      1,011,424            403,301
 Minimum unit fair value #*            $8.80          $8.20             $10.85
 Maximum unit fair value #*           $17.33         $17.26             $16.32
 Contract liability              $12,734,908    $10,832,836         $5,235,451
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --             --                 --
 Minimum unit fair value #*               --             --                 --
 Maximum unit fair value #*               --             --                 --
 Contract liability                       --             --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   LIFEPATH 2050              BARON
                                     PORTFOLIO            SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       15,373                  55,071
                                     ==========            ============
  Cost                                 $276,913              $1,182,818
                                     ==========            ============
  Market value                         $263,697              $1,262,766
 Due from Sponsor Company                   853                   8,542
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                --                      --
                                     ----------            ------------
 Total assets                           264,550               1,271,308
                                     ----------            ------------
LIABILITIES:
 Due to Sponsor Company                      --                      --
 Payable for fund shares
  purchased                                 853                   8,542
 Other liabilities                           --                      --
                                     ----------            ------------
 Total liabilities                          853                   8,542
                                     ----------            ------------
NET ASSETS:
 For contract liabilities              $263,697              $1,262,766
                                     ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           24,182                  85,980
 Minimum unit fair value #*              $10.83                  $11.61
 Maximum unit fair value #*              $11.13                  $22.93
 Contract liability                    $263,697              $1,262,766
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                      --
 Minimum unit fair value #*                  --                      --
 Maximum unit fair value #*                  --                      --
 Contract liability                          --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      BLACKROCK
                                   U.S. GOVERNMENT             BLACKROCK               BLACKROCK
                                         BOND                    EQUITY                 CAPITAL
                                      PORTFOLIO              DIVIDEND FUND         APPRECIATION FUND
                                SUB-ACCOUNT (7)(8)(9)         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        23,632                    77,840                 27,404
                                      ==========              ============             ==========
  Cost                                  $252,765                $1,349,646               $579,143
                                      ==========              ============             ==========
  Market value                          $254,987                $1,412,801               $572,474
 Due from Sponsor Company                    277                     3,106                     --
 Receivable from fund shares
  sold                                        --                        --                     84
 Other assets                                  2                        --                     --
                                      ----------              ------------             ----------
 Total assets                            255,266                 1,415,907                572,558
                                      ----------              ------------             ----------
LIABILITIES:
 Due to Sponsor Company                       --                        --                     84
 Payable for fund shares
  purchased                                  277                     3,106                     --
 Other liabilities                            --                        --                     --
                                      ----------              ------------             ----------
 Total liabilities                           277                     3,106                     84
                                      ----------              ------------             ----------
NET ASSETS:
 For contract liabilities               $254,989                $1,412,801               $572,474
                                      ==========              ============             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       24,462                    76,200                 33,337
 Minimum unit fair value #*               $10.39                    $18.23                 $16.68
 Maximum unit fair value #*               $10.44                    $18.89                 $17.20
 Contract liability                     $254,989                $1,412,801               $572,474
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                        --                     --
 Minimum unit fair value #*                   --                        --                     --
 Maximum unit fair value #*                   --                        --                     --
 Contract liability                           --                        --                     --


                                    BLACKROCK
                                  MID CAP VALUE         CALVERT VP SRI           CALVERT EQUITY
                                    PORTFOLIO         BALANCED PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (10)(11)
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      7,340                226,183                    90,579
                                    =========             ==========              ============
  Cost                                $77,622               $414,204                $2,909,003
                                    =========             ==========              ============
  Market value                        $78,834               $395,595                $3,018,997
 Due from Sponsor Company                  78                     --                     3,874
 Receivable from fund shares
  sold                                     --                      1                        --
 Other assets                              --                     --                        --
                                    ---------             ----------              ------------
 Total assets                          78,912                395,596                 3,022,871
                                    ---------             ----------              ------------
LIABILITIES:
 Due to Sponsor Company                    --                      1                        --
 Payable for fund shares
  purchased                                78                     --                     3,874
 Other liabilities                         --                     --                        --
                                    ---------             ----------              ------------
 Total liabilities                         78                      1                     3,874
                                    ---------             ----------              ------------
NET ASSETS:
 For contract liabilities             $78,834               $395,595                $3,018,997
                                    =========             ==========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     4,073                 38,073                   254,367
 Minimum unit fair value #*            $19.21                 $10.39                     $9.89
 Maximum unit fair value #*            $19.54                 $10.39                    $33.33
 Contract liability                   $78,834               $395,595                $3,018,997
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                     --                        --
 Minimum unit fair value #*                --                     --                        --
 Maximum unit fair value #*                --                     --                        --
 Contract liability                        --                     --                        --

(7)  Funded as of June 8, 2011.

(8) Effective September 9, 2011 BlackRock Government Income Fund merged with BlackRock Intermediate Government Bond Portfolio.

(9) Formerly BlackRock Intermediate Government Bond Portfolio. Change effective July 18, 2011.

(10) Formerly Calvert Social Investment Fund Equity Portfolio. Change effective April 30, 2011.

(11) Effective September 19, 2011 Calvert Large Cap Growth Fund merged with Calvert Equity Portfolio.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                     CALVERT BOND              CALVERT
                                      PORTFOLIO              INCOME FUND
                                   SUB-ACCOUNT (12)          SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        115,361                  69,098
                                     ============            ============
  Cost                                 $1,766,036              $1,045,020
                                     ============            ============
  Market value                         $1,820,395              $1,091,055
 Due from Sponsor Company                   3,339                      --
 Receivable from fund shares
  sold                                         --                   1,227
 Other assets                                  --                       1
                                     ------------            ------------
 Total assets                           1,823,734               1,092,283
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                   1,227
 Payable for fund shares
  purchased                                 3,339                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                          3,339                   1,227
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $1,820,395              $1,091,056
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            149,457                  99,830
 Minimum unit fair value #*                $11.83                  $10.81
 Maximum unit fair value #*                $12.49                  $11.11
 Contract liability                    $1,820,395              $1,091,056
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(12) Formerly Calvert Social Investment Bond Fund. Change effective April 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     COLUMBIA          COLUMBIA MARSICO          COLUMBIA
                                    CONTRARIAN           21ST CENTURY            SMALL CAP
                                    CORE FUND                FUND              VALUE I FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      29,238                 2,748                 1,744
                                    ==========             =========             =========
  Cost                                $384,273               $33,623               $66,159
                                    ==========             =========             =========
  Market value                        $401,141               $32,731               $68,216
 Due from Sponsor Company                   23                    46                    55
 Receivable from fund shares
  sold                                      --                    --                    --
 Other assets                               --                    --                    --
                                    ----------             ---------             ---------
 Total assets                          401,164                32,777                68,271
                                    ----------             ---------             ---------
LIABILITIES:
 Due to Sponsor Company                     --                    --                    --
 Payable for fund shares
  purchased                                 23                    46                    55
 Other liabilities                          --                    --                    --
                                    ----------             ---------             ---------
 Total liabilities                          23                    46                    55
                                    ----------             ---------             ---------
NET ASSETS:
 For contract liabilities             $401,141               $32,731               $68,216
                                    ==========             =========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     20,759                 1,922                 3,286
 Minimum unit fair value #*             $18.99                $17.03                $20.58
 Maximum unit fair value #*             $19.67                $17.03                $20.87
 Contract liability                   $401,141               $32,731               $68,216
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*                 --                    --                    --
 Maximum unit fair value #*                 --                    --                    --
 Contract liability                         --                    --                    --

                                 COLUMBIA MARSICO
                                   INTERNATIONAL            COLUMBIA
                                   OPPORTUNITIES            MID CAP                COLUMBIA
                                       FUND                VALUE FUND             ACORN FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       2,100                 50,350                  44,137
                                     =========             ==========            ============
  Cost                                 $28,861               $550,645              $1,153,060
                                     =========             ==========            ============
  Market value                         $20,837               $644,478              $1,175,371
 Due from Sponsor Company                   --                     88                     212
 Receivable from fund shares
  sold                                       6                     --                      --
 Other assets                               --                     --                      --
                                     ---------             ----------            ------------
 Total assets                           20,843                644,566               1,175,583
                                     ---------             ----------            ------------
LIABILITIES:
 Due to Sponsor Company                      6                     --                      --
 Payable for fund shares
  purchased                                 --                     88                     212
 Other liabilities                          --                     --                      --
                                     ---------             ----------            ------------
 Total liabilities                           6                     88                     212
                                     ---------             ----------            ------------
NET ASSETS:
 For contract liabilities              $20,837               $644,478              $1,175,371
                                     =========             ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      2,291                 78,679                  55,103
 Minimum unit fair value #*              $6.95                  $8.06                  $20.84
 Maximum unit fair value #*              $9.62                  $8.35                  $21.58
 Contract liability                    $20,837               $644,478              $1,175,371
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --                      --
 Minimum unit fair value #*                 --                     --                      --
 Maximum unit fair value #*                 --                     --                      --
 Contract liability                         --                     --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  COLUMBIA MARSICO            CRM
                                       GROWTH               MID CAP
                                      VS FUND              VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       27,652                 6,445
                                     ==========            ==========
  Cost                                 $520,161              $186,284
                                     ==========            ==========
  Market value                         $552,489              $168,015
 Due from Sponsor Company                   558                    18
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           553,047               168,033
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                    --
 Payable for fund shares
  purchased                                 558                    18
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                          558                    18
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $552,489              $168,015
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           55,899                14,220
 Minimum unit fair value #*               $8.62                $10.26
 Maximum unit fair value #*              $11.01                $11.95
 Contract liability                    $552,489              $168,015
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     COLUMBIA                                     DAVIS
                                    SMALL CAP               DAVIS                NEW YORK
                                    CORE FUND          FINANCIAL FUND          VENTURE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      19,667                2,681                 159,312
                                    ==========            =========            ============
  Cost                                $265,780              $74,582              $5,172,437
                                    ==========            =========            ============
  Market value                        $283,597              $70,662              $5,177,625
 Due from Sponsor Company                   --                   --                 148,793
 Receivable from fund shares
  sold                                      54                   25                      --
 Other assets                               --                    2                      --
                                    ----------            ---------            ------------
 Total assets                          283,651               70,689               5,326,418
                                    ----------            ---------            ------------
LIABILITIES:
 Due to Sponsor Company                     54                   25                      --
 Payable for fund shares
  purchased                                 --                   --                 148,793
 Other liabilities                          --                   --                      --
                                    ----------            ---------            ------------
 Total liabilities                          54                   25                 148,793
                                    ----------            ---------            ------------
NET ASSETS:
 For contract liabilities             $283,597              $70,664              $5,177,625
                                    ==========            =========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     23,314                8,523                 421,623
 Minimum unit fair value #*             $12.00                $6.90                   $7.81
 Maximum unit fair value #*             $12.28                $8.86                  $34.71
 Contract liability                   $283,597              $70,664              $5,177,625
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                   --                      --
 Minimum unit fair value #*                 --                   --                      --
 Maximum unit fair value #*                 --                   --                      --
 Contract liability                         --                   --                      --

                                                                                   DREYFUS
                                                                                   LIFETIME
                                                            DREYFUS               GROWTH AND
                                      DAVIS               BOND MARKET               INCOME
                                 OPPORTUNITY FUND          INDEX FUND             PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,636                 359,957                34,273
                                    ==========            ============            ==========
  Cost                                $126,287              $3,808,106              $550,698
                                    ==========            ============            ==========
  Market value                        $119,263              $3,948,723              $557,623
 Due from Sponsor Company                   --                   4,900                    --
 Receivable from fund shares
  sold                                      47                      --                 6,210
 Other assets                               --                      69                    --
                                    ----------            ------------            ----------
 Total assets                          119,310               3,953,692               563,833
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                     47                      --                 6,210
 Payable for fund shares
  purchased                                 --                   4,900                    --
 Other liabilities                          --                      --                    --
                                    ----------            ------------            ----------
 Total liabilities                          47                   4,900                 6,210
                                    ----------            ------------            ----------
NET ASSETS:
 For contract liabilities             $119,263              $3,948,792              $557,623
                                    ==========            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     13,568                 327,784                42,162
 Minimum unit fair value #*              $7.80                  $11.78                $12.87
 Maximum unit fair value #*              $9.33                  $12.33                $13.91
 Contract liability                   $119,263              $3,948,792              $557,623
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                    --
 Minimum unit fair value #*                 --                      --                    --
 Maximum unit fair value #*                 --                      --                    --
 Contract liability                         --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   DREYFUS VIF             DREYFUS
                                  APPRECIATION       INTERNATIONAL STOCK
                                    PORTFOLIO            INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       245                  5,110
                                     =======              =========
  Cost                                $8,533                $73,321
                                     =======              =========
  Market value                        $9,297                $64,439
 Due from Sponsor Company                 --                    245
 Receivable from fund shares
  sold                                    --                     --
 Other assets                             --                     --
                                     -------              ---------
 Total assets                          9,297                 64,684
                                     -------              ---------
LIABILITIES:
 Due to Sponsor Company                   --                     --
 Payable for fund shares
  purchased                               --                    245
 Other liabilities                        --                     --
                                     -------              ---------
 Total liabilities                        --                    245
                                     -------              ---------
NET ASSETS:
 For contract liabilities             $9,297                $64,439
                                     =======              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           778                  6,917
 Minimum unit fair value #*           $11.96                  $9.32
 Maximum unit fair value #*           $11.96                  $9.32
 Contract liability                   $9,297                $64,439
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --                     --
 Minimum unit fair value #*               --                     --
 Maximum unit fair value #*               --                     --
 Contract liability                       --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      DREYFUS                 DREYFUS
                                       MIDCAP              SMALLCAP STOCK            DREYFUS
                                     INDEX FUND              INDEX FUND          SMALL CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        83,206                  57,125                 149
                                    ============            ============             =======
  Cost                                $2,126,240              $1,035,860              $1,721
                                    ============            ============             =======
  Market value                        $2,156,707              $1,127,638              $2,079
 Due from Sponsor Company                 55,402                  22,814                  24
 Receivable from fund shares
  sold                                        --                      --                  --
 Other assets                                 --                      --                  --
                                    ------------            ------------             -------
 Total assets                          2,212,109               1,150,452               2,103
                                    ------------            ------------             -------
LIABILITIES:
 Due to Sponsor Company                       --                      --                  --
 Payable for fund shares
  purchased                               55,402                  22,814                  24
 Other liabilities                            --                      --                  --
                                    ------------            ------------             -------
 Total liabilities                        55,402                  22,814                  24
                                    ------------            ------------             -------
NET ASSETS:
 For contract liabilities             $2,156,707              $1,127,638              $2,079
                                    ============            ============             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      174,455                  90,075                 259
 Minimum unit fair value #*               $10.53                  $11.03               $8.04
 Maximum unit fair value #*               $37.22                  $27.37               $8.04
 Contract liability                   $2,156,707              $1,127,638              $2,079
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                  --
 Minimum unit fair value #*                   --                      --                  --
 Maximum unit fair value #*                   --                      --                  --
 Contract liability                           --                      --                  --

                                   DREYFUS VIF          DREYFUS VIF              DREYFUS
                                   GROWTH AND             QUALITY                S&P 500
                                INCOME PORTFOLIO       BOND PORTFOLIO           INDEX FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        85                 42,810                 117,838
                                     =======             ==========            ============
  Cost                                $1,553               $493,495              $3,747,686
                                     =======             ==========            ============
  Market value                        $1,620               $510,300              $4,050,118
 Due from Sponsor Company                 --                     --                  13,616
 Receivable from fund shares
  sold                                    --                     20                      --
 Other assets                             --                     --                       1
                                     -------             ----------            ------------
 Total assets                          1,620                510,320               4,063,735
                                     -------             ----------            ------------
LIABILITIES:
 Due to Sponsor Company                   --                     20                      --
 Payable for fund shares
  purchased                               --                     --                  13,616
 Other liabilities                        --                     --                      --
                                     -------             ----------            ------------
 Total liabilities                        --                     20                  13,616
                                     -------             ----------            ------------
NET ASSETS:
 For contract liabilities             $1,620               $510,300              $4,050,119
                                     =======             ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      166                 39,483                 427,026
 Minimum unit fair value #*            $9.78                 $12.93                   $9.27
 Maximum unit fair value #*            $9.78                 $12.93                   $9.71
 Contract liability                   $1,620               $510,300              $4,050,119
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                     --                      --
 Minimum unit fair value #*               --                     --                      --
 Maximum unit fair value #*               --                     --                      --
 Contract liability                       --                     --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       DREYFUS
                                     INTERMEDIATE            EATON VANCE
                                         TERM                 LARGE-CAP
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        141,745                 412,262
                                     ============            ============
  Cost                                 $1,792,694              $6,587,551
                                     ============            ============
  Market value                         $1,931,985              $7,062,050
 Due from Sponsor Company                      --                   2,394
 Receivable from fund shares
  sold                                         43                      --
 Other assets                                  28                       2
                                     ------------            ------------
 Total assets                           1,932,056               7,064,446
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        43                      --
 Payable for fund shares
  purchased                                    --                   2,394
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                             43                   2,394
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $1,932,013              $7,062,052
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            156,657                 863,220
 Minimum unit fair value #*                $10.26                   $7.68
 Maximum unit fair value #*                $12.48                  $10.06
 Contract liability                    $1,932,013              $7,062,052
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         EATON VANCE
                                   EATON VANCE            WORLDWIDE             EATON VANCE
                                     DIVIDEND               HEALTH              INCOME FUND
                                   BUILDER FUND         SCIENCES FUND            OF BOSTON
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      94,227                25,380                 224,577
                                    ==========            ==========            ============
  Cost                                $891,657              $230,664              $1,272,585
                                    ==========            ==========            ============
  Market value                        $923,423              $225,374              $1,271,104
 Due from Sponsor Company                   --                 1,508                      --
 Receivable from fund shares
  sold                                     254                    --                   5,301
 Other assets                               --                    --                      34
                                    ----------            ----------            ------------
 Total assets                          923,677               226,882               1,276,439
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                    254                    --                   5,301
 Payable for fund shares
  purchased                                 --                 1,508                      --
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total liabilities                         254                 1,508                   5,301
                                    ----------            ----------            ------------
NET ASSETS:
 For contract liabilities             $923,423              $225,374              $1,271,138
                                    ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    102,251                19,169                  97,748
 Minimum unit fair value #*              $7.78                $11.13                  $12.29
 Maximum unit fair value #*             $11.56                $13.47                  $13.90
 Contract liability                   $923,423              $225,374              $1,271,138
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                      --
 Minimum unit fair value #*                 --                    --                      --
 Maximum unit fair value #*                 --                    --                      --
 Contract liability                         --                    --                      --

                                                                              WELLS FARGO
                                                                               ADVANTAGE
                                                        WELLS FARGO             EMERGING
                                   EATON VANCE        ADVANTAGE ASSET           MARKETS
                                  BALANCED FUND       ALLOCATION FUND         EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      2,964                11,496                47,022
                                    =========            ==========            ==========
  Cost                                $19,770              $137,490              $982,733
                                    =========            ==========            ==========
  Market value                        $20,482              $137,031              $905,639
 Due from Sponsor Company                  13                    --                 2,567
 Receivable from fund shares
  sold                                     --                    50                    --
 Other assets                              --                    --                    --
                                    ---------            ----------            ----------
 Total assets                          20,495               137,081               908,206
                                    ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                    --                    50                    --
 Payable for fund shares
  purchased                                13                    --                 2,567
 Other liabilities                         --                    --                    --
                                    ---------            ----------            ----------
 Total liabilities                         13                    50                 2,567
                                    ---------            ----------            ----------
NET ASSETS:
 For contract liabilities             $20,482              $137,031              $905,639
                                    =========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,326                12,228                44,415
 Minimum unit fair value #*            $15.24                $10.32                $20.23
 Maximum unit fair value #*            $15.46                $12.01                $20.96
 Contract liability                   $20,482              $137,031              $905,639
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                    --                    --
 Minimum unit fair value #*                --                    --                    --
 Maximum unit fair value #*                --                    --                    --
 Contract liability                        --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      WELLS FARGO            ALGER CAPITAL
                                  ADVANTAGE UTILITY &         APPRECIATION
                                   TELECOMMUNICATION         INSTITUTIONAL
                                         FUND                     FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,013                   143,309
                                       =========              ============
  Cost                                   $23,466                $2,589,255
                                       =========              ============
  Market value                           $27,172                $2,827,478
 Due from Sponsor Company                     --                     2,891
 Receivable from fund shares
  sold                                         9                        --
 Other assets                                 --                        --
                                       ---------              ------------
 Total assets                             27,181                 2,830,369
                                       ---------              ------------
LIABILITIES:
 Due to Sponsor Company                        9                        --
 Payable for fund shares
  purchased                                   --                     2,891
 Other liabilities                            --                        --
                                       ---------              ------------
 Total liabilities                             9                     2,891
                                       ---------              ------------
NET ASSETS:
 For contract liabilities                $27,172                $2,827,478
                                       =========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,663                   250,403
 Minimum unit fair value #*               $16.27                    $10.29
 Maximum unit fair value #*               $16.46                    $14.79
 Contract liability                      $27,172                $2,827,478
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                        --
 Minimum unit fair value #*                   --                        --
 Maximum unit fair value #*                   --                        --
 Contract liability                           --                        --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALGER MID CAP        ALGER SMALL CAP            NUVEEN
                                      GROWTH                GROWTH               MID CAP
                                INSTITUTIONAL FUND    INSTITUTIONAL FUND        INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      67,377                 5,667                60,588
                                    ==========            ==========            ==========
  Cost                                $913,583              $134,812              $713,205
                                    ==========            ==========            ==========
  Market value                        $882,642              $146,725              $741,594
 Due from Sponsor Company                  756                    --                   308
 Receivable from fund shares
  sold                                      --                    81                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total assets                          883,398               146,806               741,902
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    81                    --
 Payable for fund shares
  purchased                                756                    --                   308
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                         756                    81                   308
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $882,642              $146,725              $741,594
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     98,630                15,186                62,319
 Minimum unit fair value #*              $7.68                 $9.48                $11.83
 Maximum unit fair value #*             $10.79                 $9.87                $11.99
 Contract liability                   $882,642              $146,725              $741,594
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*                 --                    --                    --
 Maximum unit fair value #*                 --                    --                    --
 Contract liability                         --                    --                    --

                                                                               NUVEEN
                                      NUVEEN              NUVEEN           MID CAP GROWTH
                                    SMALL CAP             EQUITY           OPPORTUNITIES
                                    INDEX FUND          INDEX FUND              FUND
                                 SUB-ACCOUNT (13)       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        16                  376                 5,180
                                      ======              =======            ==========
  Cost                                  $156               $7,764              $210,133
                                      ======              =======            ==========
  Market value                          $167               $7,475              $195,945
 Due from Sponsor Company                 --                   --                   211
 Receivable from fund shares
  sold                                     1                    6                    --
 Other assets                             --                   --                    --
                                      ------              -------            ----------
 Total assets                            168                7,481               196,156
                                      ------              -------            ----------
LIABILITIES:
 Due to Sponsor Company                    1                    6                    --
 Payable for fund shares
  purchased                               --                   --                   211
 Other liabilities                        --                   --                    --
                                      ------              -------            ----------
 Total liabilities                         1                    6                   211
                                      ------              -------            ----------
NET ASSETS:
 For contract liabilities               $167               $7,475              $195,945
                                      ======              =======            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       18                  649                15,615
 Minimum unit fair value #*            $9.08               $11.44                $12.28
 Maximum unit fair value #*            $9.08               $11.55                $12.57
 Contract liability                     $167               $7,475              $195,945
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                   --                    --
 Minimum unit fair value #*               --                   --                    --
 Maximum unit fair value #*               --                   --                    --
 Contract liability                       --                   --                    --

(13) Funded as of September 22, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       NUVEEN                FIDELITY
                                      SMALL CAP           ADVISOR EQUITY
                                     SELECT FUND           GROWTH FUND
                                  SUB-ACCOUNT (14)         SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,056                  2,512
                                      =========             ==========
  Cost                                  $13,670               $122,380
                                      =========             ==========
  Market value                          $13,311               $134,761
 Due from Sponsor Company                   211                     --
 Receivable from fund shares
  sold                                       --                     83
 Other assets                                --                     --
                                      ---------             ----------
 Total assets                            13,522                134,844
                                      ---------             ----------
LIABILITIES:
 Due to Sponsor Company                      --                     83
 Payable for fund shares
  purchased                                 211                     --
 Other liabilities                           --                     --
                                      ---------             ----------
 Total liabilities                          211                     83
                                      ---------             ----------
NET ASSETS:
 For contract liabilities               $13,311               $134,761
                                      =========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,113                 14,536
 Minimum unit fair value #*              $11.96                  $8.76
 Maximum unit fair value #*              $11.96                 $10.89
 Contract liability                     $13,311               $134,761
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                     --
 Minimum unit fair value #*                  --                     --
 Maximum unit fair value #*                  --                     --
 Contract liability                          --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(14) Funded as of February 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY
                                                            ADVISOR               FIDELITY
                                     FIDELITY              LEVERAGED            ADVISOR STOCK
                                  ADVISOR VALUE             COMPANY               SELECTOR
                                 STRATEGIES FUND           STOCK FUND           ALL CAP FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (15)
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      12,477                  59,206                 270
                                    ==========            ============             =======
  Cost                                $332,721              $1,513,255              $3,891
                                    ==========            ============             =======
  Market value                        $290,703              $1,767,875              $4,745
 Due from Sponsor Company                   --                  18,708                  --
 Receivable from fund shares
  sold                                       6                      --                  10
 Other assets                               --                      --                  --
                                    ----------            ------------             -------
 Total assets                          290,709               1,786,583               4,755
                                    ----------            ------------             -------
LIABILITIES:
 Due to Sponsor Company                      6                      --                  10
 Payable for fund shares
  purchased                                 --                  18,708                  --
 Other liabilities                          --                      --                  --
                                    ----------            ------------             -------
 Total liabilities                           6                  18,708                  10
                                    ----------            ------------             -------
NET ASSETS:
 For contract liabilities             $290,703              $1,767,875              $4,745
                                    ==========            ============             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     19,536                 219,916                 554
 Minimum unit fair value #*             $14.88                   $7.75               $8.56
 Maximum unit fair value #*             $14.88                   $8.40               $8.56
 Contract liability                   $290,703              $1,767,875              $4,745
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                  --
 Minimum unit fair value #*                 --                      --                  --
 Maximum unit fair value #*                 --                      --                  --
 Contract liability                         --                      --                  --


                                                                                  FEDERATED
                                     FEDERATED              FEDERATED           FUND FOR U.S.
                                      CAPITAL                EQUITY               GOVERNMENT
                                 APPRECIATION FUND      INCOME FUND, INC.      SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        514                   1,729                 52,348
                                      =======               =========             ==========
  Cost                                 $9,041                 $25,762               $405,896
                                      =======               =========             ==========
  Market value                         $9,204                 $30,907               $409,363
 Due from Sponsor Company                  --                      --                     --
 Receivable from fund shares
  sold                                      6                      12                    182
 Other assets                              --                      --                      1
                                      -------               ---------             ----------
 Total assets                           9,210                  30,919                409,546
                                      -------               ---------             ----------
LIABILITIES:
 Due to Sponsor Company                     6                      12                    182
 Payable for fund shares
  purchased                                --                      --                     --
 Other liabilities                         --                      --                     --
                                      -------               ---------             ----------
 Total liabilities                          6                      12                    182
                                      -------               ---------             ----------
NET ASSETS:
 For contract liabilities              $9,204                 $30,907               $409,364
                                      =======               =========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       882                   2,851                 33,488
 Minimum unit fair value #*            $10.37                  $10.84                 $12.08
 Maximum unit fair value #*            $10.73                  $10.84                 $12.66
 Contract liability                    $9,204                 $30,907               $409,364
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                      --                     --
 Minimum unit fair value #*                --                      --                     --
 Maximum unit fair value #*                --                      --                     --
 Contract liability                        --                      --                     --

(15) Formerly Fidelity Advisor Dynamic Cap Appreciation Fund. Change effective July 1, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     FEDERATED
                                      MID CAP             FEDERATED
                                      GROWTH             HIGH INCOME
                                  STRATEGIES FUND         BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,379                5,566
                                     =========            =========
  Cost                                 $48,403              $32,381
                                     =========            =========
  Market value                         $46,579              $40,964
 Due from Sponsor Company                   --                   --
 Receivable from fund shares
  sold                                      20                    9
 Other assets                               --                   --
                                     ---------            ---------
 Total assets                           46,599               40,973
                                     ---------            ---------
LIABILITIES:
 Due to Sponsor Company                     20                    9
 Payable for fund shares
  purchased                                 --                   --
 Other liabilities                          --                   --
                                     ---------            ---------
 Total liabilities                          20                    9
                                     ---------            ---------
NET ASSETS:
 For contract liabilities              $46,579              $40,964
                                     =========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,462                2,960
 Minimum unit fair value #*              $8.50               $13.84
 Maximum unit fair value #*             $10.56               $13.84
 Contract liability                    $46,579              $40,964
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --                   --
 Minimum unit fair value #*                 --                   --
 Maximum unit fair value #*                 --                   --
 Contract liability                         --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FEDERATED             FEDERATED
                                     FEDERATED              SHORT-TERM           TOTAL RETURN
                                    KAUFMAN FUND           INCOME FUND            BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       762,435                22,022                34,194
                                    ============            ==========            ==========
  Cost                                $3,523,898              $185,608              $372,549
                                    ============            ==========            ==========
  Market value                        $3,545,321              $188,950              $385,712
 Due from Sponsor Company                     --                    --                    --
 Receivable from fund shares
  sold                                        82                     4                    97
 Other assets                                 --                     1                     5
                                    ------------            ----------            ----------
 Total assets                          3,545,403               188,955               385,814
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       82                     4                    97
 Payable for fund shares
  purchased                                   --                    --                    --
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total liabilities                            82                     4                    97
                                    ------------            ----------            ----------
NET ASSETS:
 For contract liabilities             $3,545,321              $188,951              $385,717
                                    ============            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      406,051                14,481                27,804
 Minimum unit fair value #*                $7.65                $13.05                $12.93
 Maximum unit fair value #*               $10.24                $13.05                $41.43
 Contract liability                   $3,545,321              $188,951              $385,717
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

                                                      FIDELITY VIP
                                   FEDERATED             GROWTH            FIDELITY VIP
                                 INTERNATIONAL       OPPORTUNITIES           OVERSEAS
                                 LEADERS FUND          PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       67                13,224                2,962
                                    =======            ==========            =========
  Cost                               $1,459              $282,581              $50,341
                                    =======            ==========            =========
  Market value                       $1,384              $241,999              $40,365
 Due from Sponsor Company                --                    --                   --
 Receivable from fund shares
  sold                                    1                     9                    2
 Other assets                            --                    --                   --
                                    -------            ----------            ---------
 Total assets                         1,385               242,008               40,367
                                    -------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                   1                     9                    2
 Payable for fund shares
  purchased                              --                    --                   --
 Other liabilities                       --                    --                   --
                                    -------            ----------            ---------
 Total liabilities                        1                     9                    2
                                    -------            ----------            ---------
NET ASSETS:
 For contract liabilities            $1,384              $241,999              $40,365
                                    =======            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     147                22,367                4,869
 Minimum unit fair value #*           $9.39                $10.82                $8.29
 Maximum unit fair value #*           $9.39                $10.82                $8.29
 Contract liability                  $1,384              $241,999              $40,365
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                    --                   --
 Minimum unit fair value #*              --                    --                   --
 Maximum unit fair value #*              --                    --                   --
 Contract liability                      --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FIDELITY VIP          FIDELITY VIP
                                  VALUE STRATEGIES          BALANCED
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       16,706                44,870
                                     ==========            ==========
  Cost                                 $137,187              $612,182
                                     ==========            ==========
  Market value                         $146,678              $656,441
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                        6                 1,779
 Other assets                                --                     1
                                     ----------            ----------
 Total assets                           146,684               658,221
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       6                 1,779
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                            6                 1,779
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $146,678              $656,442
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           14,848                50,878
 Minimum unit fair value #*               $9.88                $11.53
 Maximum unit fair value #*               $9.88                $11.53
 Contract liability                    $146,678              $586,704
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                 6,047
 Minimum unit fair value #*                  --                $11.53
 Maximum unit fair value #*                  --                $11.53
 Contract liability                          --               $69,738

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP
                                     GROWTH &          FIDELITY VIP        FIDELITY VIP
                                      INCOME           FREEDOM 2020        FREEDOM 2030
                                    PORTFOLIO            PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       8,593                915                6,932
                                    ==========            =======            =========
  Cost                                $122,636             $8,750              $67,669
                                    ==========            =======            =========
  Market value                        $108,180             $9,302              $67,036
 Due from Sponsor Company                   --                 --                   --
 Receivable from fund shares
  sold                                       4                 --                   15
 Other assets                               --                 --                   --
                                    ----------            -------            ---------
 Total assets                          108,184              9,302               67,051
                                    ----------            -------            ---------
LIABILITIES:
 Due to Sponsor Company                      4                 --                   15
 Payable for fund shares
  purchased                                 --                 --                   --
 Other liabilities                          --                 --                   --
                                    ----------            -------            ---------
 Total liabilities                           4                 --                   15
                                    ----------            -------            ---------
NET ASSETS:
 For contract liabilities             $108,180             $9,302              $67,036
                                    ==========            =======            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     10,926                561                3,885
 Minimum unit fair value #*              $9.90             $16.59               $16.93
 Maximum unit fair value #*              $9.90             $16.59               $17.33
 Contract liability                   $108,180             $9,302              $67,036
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                 --                   --
 Minimum unit fair value #*                 --                 --                   --
 Maximum unit fair value #*                 --                 --                   --
 Contract liability                         --                 --                   --


                                   FIDELITY VIP        FIDELITY VIP            TEMPLETON
                                   FREEDOM 2015        FREEDOM 2025             GLOBAL
                                    PORTFOLIO            PORTFOLIO        OPPORTUNITIES TRUST
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      22,929                498                  2,198
                                    ==========            =======              =========
  Cost                                $235,961             $5,142                $37,502
                                    ==========            =======              =========
  Market value                        $237,086             $4,967                $34,216
 Due from Sponsor Company                   --                 --                     --
 Receivable from fund shares
  sold                                       9                 --                     14
 Other assets                               --                 --                     --
                                    ----------            -------              ---------
 Total assets                          237,095              4,967                 34,230
                                    ----------            -------              ---------
LIABILITIES:
 Due to Sponsor Company                      9                 --                     14
 Payable for fund shares
  purchased                                 --                 --                     --
 Other liabilities                          --                 --                     --
                                    ----------            -------              ---------
 Total liabilities                           9                 --                     14
                                    ----------            -------              ---------
NET ASSETS:
 For contract liabilities             $237,086             $4,967                $34,216
                                    ==========            =======              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     15,147                294                  2,240
 Minimum unit fair value #*             $15.65             $16.87                 $15.25
 Maximum unit fair value #*             $15.65             $16.87                 $15.46
 Contract liability                   $237,086             $4,967                $34,216
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                 --                     --
 Minimum unit fair value #*                 --                 --                     --
 Maximum unit fair value #*                 --                 --                     --
 Contract liability                         --                 --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      TEMPLETON               FRANKLIN
                                      DEVELOPING                HIGH
                                    MARKETS TRUST           INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         56,616               395,033
                                     ============            ==========
  Cost                                 $1,340,759              $770,929
                                     ============            ==========
  Market value                         $1,200,817              $766,364
 Due from Sponsor Company                     760                    --
 Receivable from fund shares
  sold                                         --                    74
 Other assets                                  --                    --
                                     ------------            ----------
 Total assets                           1,201,577               766,438
                                     ------------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                    74
 Payable for fund shares
  purchased                                   760                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total liabilities                            760                    74
                                     ------------            ----------
NET ASSETS:
 For contract liabilities              $1,200,817              $766,364
                                     ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            113,418                57,044
 Minimum unit fair value #*                 $8.75                $12.69
 Maximum unit fair value #*                $13.21                $13.98
 Contract liability                    $1,200,817              $766,364
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN               TEMPLETON                FRANKLIN
                                     STRATEGIC                 GLOBAL             U.S. GOVERNMENT
                                    INCOME FUND              BOND FUND            SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       242,389                 222,479                 166,424
                                    ============            ============            ============
  Cost                                $2,417,092              $2,866,058              $1,114,487
                                    ============            ============            ============
  Market value                        $2,445,703              $2,760,963              $1,154,985
 Due from Sponsor Company                    597                   3,256                     255
 Receivable from fund shares
  sold                                        --                      --                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          2,446,300               2,764,219               1,155,240
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                      --                      --
 Payable for fund shares
  purchased                                  597                   3,256                     255
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                           597                   3,256                     255
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $2,445,703              $2,760,963              $1,154,985
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      191,435                 185,156                  88,198
 Minimum unit fair value #*               $12.36                  $13.96                  $12.82
 Maximum unit fair value #*               $13.61                  $15.91                  $13.41
 Contract liability                   $2,445,703              $2,760,963              $1,154,985
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

                                      FRANKLIN
                                     SMALL CAP                 MUTUAL                TEMPLETON
                                     VALUE FUND            DISCOVERY FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        46,427                 319,001                  90,374
                                    ============            ============            ============
  Cost                                $1,760,279              $8,585,043              $1,646,369
                                    ============            ============            ============
  Market value                        $1,900,713              $8,657,696              $1,472,185
 Due from Sponsor Company                    609                 173,154                      --
 Receivable from fund shares
  sold                                        --                      --                     437
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          1,901,322               8,830,850               1,472,622
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                      --                     437
 Payable for fund shares
  purchased                                  609                 173,154                      --
 Other liabilities                            --                       2                      --
                                    ------------            ------------            ------------
 Total liabilities                           609                 173,156                     437
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $1,900,713              $8,657,694              $1,472,185
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      140,829                 902,571                 152,615
 Minimum unit fair value #*                $9.08                   $9.00                   $6.77
 Maximum unit fair value #*               $40.94                  $12.10                  $22.94
 Contract liability                   $1,900,713              $8,657,694              $1,472,185
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       FRANKLIN                FRANKLIN
                                     INCOME FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,396,638                  32,070
                                     ============            ============
  Cost                                 $6,930,539              $1,248,473
                                     ============            ============
  Market value                         $7,132,939              $1,431,594
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        962                     573
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           7,133,901               1,432,167
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       962                     573
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                            963                     573
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $7,132,938              $1,431,594
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            644,514                 131,624
 Minimum unit fair value #*                $10.08                   $9.76
 Maximum unit fair value #*                $12.48                  $12.33
 Contract liability                    $7,132,938              $1,431,594
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN               FRANKLIN
                                      TOTAL              BALANCE SHEET               MUTUAL
                                   RETURN FUND          INVESTMENT FUND           BEACON FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      29,530                  64,518                  88,531
                                    ==========            ============            ============
  Cost                                $287,543              $3,202,304              $1,028,685
                                    ==========            ============            ============
  Market value                        $296,477              $2,507,814              $1,027,850
 Due from Sponsor Company                  199                      --                     288
 Receivable from fund shares
  sold                                      --                     139                      --
 Other assets                                5                      --                       1
                                    ----------            ------------            ------------
 Total assets                          296,681               2,507,953               1,028,139
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                     139                      --
 Payable for fund shares
  purchased                                199                      --                     288
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total liabilities                         199                     139                     288
                                    ----------            ------------            ------------
NET ASSETS:
 For contract liabilities             $296,482              $2,507,814              $1,027,851
                                    ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     22,815                 153,987                 118,849
 Minimum unit fair value #*             $12.44                  $15.06                   $7.41
 Maximum unit fair value #*             $13.45                  $16.46                   $9.50
 Contract liability                   $296,482              $2,507,814              $1,027,851
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                      --
 Minimum unit fair value #*                 --                      --                      --
 Maximum unit fair value #*                 --                      --                      --
 Contract liability                         --                      --                      --

                                                                                      FRANKLIN
                                      FRANKLIN                FRANKLIN               TEMPLETON
                                       MUTUAL              SMALL-MID CAP            CONSERVATIVE
                                    SHARES FUND             GROWTH FUND           ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       212,954                 154,012                 171,839
                                    ============            ============            ============
  Cost                                $4,673,092              $5,132,355              $2,101,725
                                    ============            ============            ============
  Market value                        $4,218,607              $5,205,601              $2,290,617
 Due from Sponsor Company                     --                  99,854                  10,709
 Receivable from fund shares
  sold                                     1,593                      --                      --
 Other assets                                  1                      --                      --
                                    ------------            ------------            ------------
 Total assets                          4,220,201               5,305,455               2,301,326
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    1,593                      --                      --
 Payable for fund shares
  purchased                                   --                  99,854                  10,709
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                         1,593                  99,854                  10,709
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $4,218,608              $5,205,601              $2,290,617
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      336,348                 546,834                 200,641
 Minimum unit fair value #*                $7.77                   $8.63                  $10.83
 Maximum unit fair value #*               $14.20                  $14.70                  $12.48
 Contract liability                   $4,218,608              $5,205,601              $2,290,617
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                      TEMPLETON               TEMPLETON
                                        GROWTH                 MODERATE
                                   ALLOCATION FUND         ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        259,032                 406,024
                                     ============            ============
  Cost                                 $3,481,212              $5,260,248
                                     ============            ============
  Market value                         $3,763,736              $5,554,407
 Due from Sponsor Company                   3,427                   6,808
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           3,767,163               5,561,215
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      --
 Payable for fund shares
  purchased                                 3,427                   6,808
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                          3,427                   6,808
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $3,763,736              $5,554,407
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            353,687                 486,384
 Minimum unit fair value #*                 $9.78                  $10.59
 Maximum unit fair value #*                $12.00                  $12.53
 Contract liability                    $3,763,736              $5,554,407
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    FRANKLIN
                                                 SMALL-MID CAP        HIGHLAND PREMIER
                                 TEMPLETON           GROWTH                GROWTH
                               FOREIGN FUND     SECURITIES FUND          EQUITY FUND
                                SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT (16)
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,976,848            4,808                 1,475
                               =============       ==========             =========
  Cost                           $14,404,299          $96,526               $27,293
                               =============       ==========             =========
  Market value                   $11,702,937         $101,892               $31,559
 Due from Sponsor Company              1,186               --                    --
 Receivable from fund shares
  sold                                    --                4                     6
 Other assets                             --               --                    --
                               -------------       ----------             ---------
 Total assets                     11,704,123          101,896                31,565
                               -------------       ----------             ---------
LIABILITIES:
 Due to Sponsor Company                   --                4                     6
 Payable for fund shares
  purchased                            1,186               --                    --
 Other liabilities                        --               --                     1
                               -------------       ----------             ---------
 Total liabilities                     1,186                4                     7
                               -------------       ----------             ---------
NET ASSETS:
 For contract liabilities        $11,702,937         $101,892               $31,558
                               =============       ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  749,798            8,784                 2,777
 Minimum unit fair value #*            $7.83           $11.60                $10.42
 Maximum unit fair value #*           $16.59           $11.60                $21.40
 Contract liability              $11,702,937         $101,892               $31,558
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --               --                    --
 Minimum unit fair value #*               --               --                    --
 Maximum unit fair value #*               --               --                    --
 Contract liability                       --               --                    --


                                                       GOLDMAN SACHS        GOLDMAN SACHS
                                  GOLDMAN SACHS           CAPITAL            CORE FIXED
                                  BALANCED FUND         GROWTH FUND          INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,971                  570                6,137
                                    =========            =========            =========
  Cost                                $59,876              $10,808              $56,806
                                    =========            =========            =========
  Market value                        $76,166              $11,868              $63,083
 Due from Sponsor Company                  --                   --                   --
 Receivable from fund shares
  sold                                     38                    9                   58
 Other assets                              --                   --                   --
                                    ---------            ---------            ---------
 Total assets                          76,204               11,877               63,141
                                    ---------            ---------            ---------
LIABILITIES:
 Due to Sponsor Company                    38                    9                   58
 Payable for fund shares
  purchased                                --                   --                   --
 Other liabilities                         --                   --                   --
                                    ---------            ---------            ---------
 Total liabilities                         38                    9                   58
                                    ---------            ---------            ---------
NET ASSETS:
 For contract liabilities             $76,166              $11,868              $63,083
                                    =========            =========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     6,195                1,154                5,155
 Minimum unit fair value #*            $12.05                $9.21               $12.24
 Maximum unit fair value #*            $20.94               $10.39               $12.24
 Contract liability                   $76,166              $11,868              $63,083
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                   --                   --
 Minimum unit fair value #*                --                   --                   --
 Maximum unit fair value #*                --                   --                   --
 Contract liability                        --                   --                   --

(16) Formerly GE Premier Growth Equity Fund. Change effective February 19, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  GOLDMAN SACHS         GOLDMAN SACHS
                                 STRUCTURED U.S.          GOVERNMENT
                                   EQUITY FUND           INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        21                  171,708
                                      ======             ============
  Cost                                  $443               $2,616,421
                                      ======             ============
  Market value                          $501               $2,647,738
 Due from Sponsor Company                 --                    3,400
 Receivable from fund shares
  sold                                     1                       --
 Other assets                             --                       12
                                      ------             ------------
 Total assets                            502                2,651,150
                                      ------             ------------
LIABILITIES:
 Due to Sponsor Company                    1                       --
 Payable for fund shares
  purchased                               --                    3,400
 Other liabilities                        --                        1
                                      ------             ------------
 Total liabilities                         1                    3,401
                                      ------             ------------
NET ASSETS:
 For contract liabilities               $501               $2,647,749
                                      ======             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            55                  205,907
 Minimum unit fair value #*            $9.15                   $11.94
 Maximum unit fair value #*            $9.15                   $15.42
 Contract liability                     $501               $2,647,749
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #            --                       --
 Minimum unit fair value #*               --                       --
 Maximum unit fair value #*               --                       --
 Contract liability                       --                       --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                GOLDMAN SACHS
                                  GOLDMAN SACHS          GOLDMAN SACHS          CONCENTRATED
                                     GROWTH &                GROWTH             INTERNATIONAL
                                   INCOME FUND         OPPORTUNITIES FUND        EQUITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      11,414                 16,838                   766
                                    ==========             ==========             =========
  Cost                                $233,594               $313,921               $12,015
                                    ==========             ==========             =========
  Market value                        $218,350               $347,877               $10,326
 Due from Sponsor Company                   --                     --                    --
 Receivable from fund shares
  sold                                      69                     48                    11
 Other assets                               --                     --                    --
                                    ----------             ----------             ---------
 Total assets                          218,419                347,925                10,337
                                    ----------             ----------             ---------
LIABILITIES:
 Due to Sponsor Company                     69                     48                    11
 Payable for fund shares
  purchased                                 --                     --                    --
 Other liabilities                          --                     --                    --
                                    ----------             ----------             ---------
 Total liabilities                          69                     48                    11
                                    ----------             ----------             ---------
NET ASSETS:
 For contract liabilities             $218,350               $347,877               $10,326
                                    ==========             ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     26,958                 30,319                 1,509
 Minimum unit fair value #*              $7.28                 $10.69                 $6.12
 Maximum unit fair value #*              $8.85                 $13.28                 $7.51
 Contract liability                   $218,350               $347,877               $10,326
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --                    --
 Minimum unit fair value #*                 --                     --                    --
 Maximum unit fair value #*                 --                     --                    --
 Contract liability                         --                     --                    --


                                   GOLDMAN SACHS           GOLDMAN SACHS         GOLDMAN SACHS
                                      MID CAP                SMALL CAP             STRATEGIC
                                     VALUE FUND              VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       130,461                  57,704                651
                                    ============            ============            =======
  Cost                                $4,859,789              $1,995,138             $5,722
                                    ============            ============            =======
  Market value                        $4,352,161              $2,244,666             $6,406
 Due from Sponsor Company                    206                     550                 --
 Receivable from fund shares
  sold                                        --                      --                  5
 Other assets                                 --                      --                 --
                                    ------------            ------------            -------
 Total assets                          4,352,367               2,245,216              6,411
                                    ------------            ------------            -------
LIABILITIES:
 Due to Sponsor Company                       --                      --                  5
 Payable for fund shares
  purchased                                  206                     550                 --
 Other liabilities                            --                      --                 --
                                    ------------            ------------            -------
 Total liabilities                           206                     550                  5
                                    ------------            ------------            -------
NET ASSETS:
 For contract liabilities             $4,352,161              $2,244,666             $6,406
                                    ============            ============            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      230,822                 210,253                620
 Minimum unit fair value #*                $8.54                   $9.92              $9.00
 Maximum unit fair value #*               $43.54                  $11.91             $10.61
 Contract liability                   $4,352,161              $2,244,666             $6,406
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                 --
 Minimum unit fair value #*                   --                      --                 --
 Maximum unit fair value #*                   --                      --                 --
 Contract liability                           --                      --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS          GOLDMAN SACHS
                                         HIGH                LARGE CAP
                                      YIELD FUND             VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        426,398                36,321
                                     ============            ==========
  Cost                                 $3,012,833              $397,160
                                     ============            ==========
  Market value                         $2,920,822              $390,086
 Due from Sponsor Company                   7,742                   616
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                  76                    --
                                     ------------            ----------
 Total assets                           2,928,640               390,702
                                     ------------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                    --
 Payable for fund shares
  purchased                                 7,742                   616
 Other liabilities                             --                    --
                                     ------------            ----------
 Total liabilities                          7,742                   616
                                     ------------            ----------
NET ASSETS:
 For contract liabilities              $2,920,898              $390,086
                                     ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            207,139                51,400
 Minimum unit fair value #*                 $6.85                 $7.38
 Maximum unit fair value #*                $14.79                 $7.82
 Contract liability                    $2,920,898              $390,086
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  GOLDMAN SACHS          GOLDMAN SACHS            JOHN HANCOCK
                                  SMALL/MID CAP       SATELLITE STRATEGIES         SMALL CAP
                                   GROWTH FUND             PORTFOLIO              EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (17)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      36,667                    2                     47,128
                                    ==========               ======               ============
  Cost                                $457,845                  $15                   $852,047
                                    ==========               ======               ============
  Market value                        $493,531                  $15                 $1,052,833
 Due from Sponsor Company                  650                   --                         --
 Receivable from fund shares
  sold                                      --                   --                         21
 Other assets                               --                   --                         --
                                    ----------               ------               ------------
 Total assets                          494,181                   15                  1,052,854
                                    ----------               ------               ------------
LIABILITIES:
 Due to Sponsor Company                     --                   --                         21
 Payable for fund shares
  purchased                                650                   --                         --
 Other liabilities                          --                   --                         --
                                    ----------               ------               ------------
 Total liabilities                         650                   --                         21
                                    ----------               ------               ------------
NET ASSETS:
 For contract liabilities             $493,531                  $15                 $1,052,833
                                    ==========               ======               ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     23,240                    2                     88,445
 Minimum unit fair value #*             $21.00                $9.55                     $11.36
 Maximum unit fair value #*             $21.75                $9.55                     $12.86
 Contract liability                   $493,531                  $15                 $1,052,833
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                   --                         --
 Minimum unit fair value #*                 --                   --                         --
 Maximum unit fair value #*                 --                   --                         --
 Contract liability                         --                   --                         --

                                                                                HARTFORD
                                       FROST                 HARTFORD             TOTAL
                                  DIVIDEND VALUE             ADVISERS          RETURN BOND
                                    EQUITY FUND              HLS FUND           HLS FUND
                                 SUB-ACCOUNT (18)          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,124                  388,640           1,946,986
                                     =========             ============       =============
  Cost                                 $10,276               $8,371,847         $22,063,793
                                     =========             ============       =============
  Market value                          $9,903               $7,517,224         $22,635,683
 Due from Sponsor Company                   --                       --                  --
 Receivable from fund shares
  sold                                       2                      106               5,637
 Other assets                               --                        1                  --
                                     ---------             ------------       -------------
 Total assets                            9,905                7,517,331          22,641,320
                                     ---------             ------------       -------------
LIABILITIES:
 Due to Sponsor Company                      2                      106               5,637
 Payable for fund shares
  purchased                                 --                       --                  --
 Other liabilities                          --                       --                   1
                                     ---------             ------------       -------------
 Total liabilities                           2                      106               5,638
                                     ---------             ------------       -------------
NET ASSETS:
 For contract liabilities               $9,903               $7,517,225         $22,635,682
                                     =========             ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                        911                  667,707           1,625,604
 Minimum unit fair value #*             $10.87                    $8.25               $9.10
 Maximum unit fair value #*             $10.87                   $19.34              $17.90
 Contract liability                     $9,903               $7,517,225         $22,482,293
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                       --              12,224
 Minimum unit fair value #*                 --                       --              $12.55
 Maximum unit fair value #*                 --                       --              $12.55
 Contract liability                         --                       --            $153,389

(17) Funded as of December 19, 2011.

(18) Funded as of January 10, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  HARTFORD      HARTFORD
                                  CAPITAL       DIVIDEND
                                APPRECIATION   AND GROWTH
                                  HLS FUND      HLS FUND
                                SUB-ACCOUNT   SUB-ACCOUNT
----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   620,165     1,264,527
                                ============  ============
  Cost                           $31,119,625   $23,928,205
                                ============  ============
  Market value                   $23,068,171   $24,445,236
 Due from Sponsor Company              7,875         4,064
 Receivable from fund shares
  sold                                    --            --
 Other assets                              1            --
                                ------------  ------------
 Total assets                     23,076,047    24,449,300
                                ------------  ------------
LIABILITIES:
 Due to Sponsor Company                   --            --
 Payable for fund shares
  purchased                            7,875         4,064
 Other liabilities                        --            --
                                ------------  ------------
 Total liabilities                     7,875         4,064
                                ------------  ------------
NET ASSETS:
 For contract liabilities        $23,068,172   $24,445,236
                                ============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     1,544,719     2,818,169
 Minimum unit fair value #*            $8.80         $3.70
 Maximum unit fair value #*           $23.02        $15.25
 Contract liability              $23,028,958   $24,404,657
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #         3,905         3,724
 Minimum unit fair value #*           $10.04        $10.90
 Maximum unit fair value #*           $10.04        $10.90
 Contract liability                  $39,214       $40,579

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD              HARTFORD
                                 GLOBAL RESEARCH           HEALTHCARE           GLOBAL GROWTH
                                     HLS FUND               HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (19)         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      49,068                  87,077                5,195
                                    ==========            ============            =========
  Cost                                $443,108              $1,306,344              $66,985
                                    ==========            ============            =========
  Market value                        $441,808              $1,306,539              $69,300
 Due from Sponsor Company                   --                      --                   --
 Receivable from fund shares
  sold                                     106                     178                   31
 Other assets                               --                      --                   --
                                    ----------            ------------            ---------
 Total assets                          441,914               1,306,717               69,331
                                    ----------            ------------            ---------
LIABILITIES:
 Due to Sponsor Company                    106                     178                   31
 Payable for fund shares
  purchased                                 --                      --                   --
 Other liabilities                          --                      --                   --
                                    ----------            ------------            ---------
 Total liabilities                         106                     178                   31
                                    ----------            ------------            ---------
NET ASSETS:
 For contract liabilities             $441,808              $1,306,539              $69,300
                                    ==========            ============            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     46,630                  78,719                9,146
 Minimum unit fair value #*              $9.24                   $9.11                $6.90
 Maximum unit fair value #*              $9.62                  $20.30                $8.48
 Contract liability                   $441,808              $1,306,539              $69,300
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                   --
 Minimum unit fair value #*                 --                      --                   --
 Maximum unit fair value #*                 --                      --                   --
 Contract liability                         --                      --                   --

                                   HARTFORD                                    HARTFORD
                                  DISCIPLINED           HARTFORD                GROWTH
                                    EQUITY               GROWTH             OPPORTUNITIES
                                   HLS FUND             HLS FUND               HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      395                31,676                 113,139
                                    =======            ==========            ============
  Cost                               $4,056              $365,078              $2,546,206
                                    =======            ==========            ============
  Market value                       $4,629              $343,895              $2,631,594
 Due from Sponsor Company                --                    --                     737
 Receivable from fund shares
  sold                                    2                    46                      --
 Other assets                            --                    --                      --
                                    -------            ----------            ------------
 Total assets                         4,631               343,941               2,632,331
                                    -------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                   2                    46                      --
 Payable for fund shares
  purchased                              --                    --                     737
 Other liabilities                       --                    --                      --
                                    -------            ----------            ------------
 Total liabilities                        2                    46                     737
                                    -------            ----------            ------------
NET ASSETS:
 For contract liabilities            $4,629              $343,895              $2,631,594
                                    =======            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     455                33,202                 286,960
 Minimum unit fair value #*          $10.17                 $8.83                   $8.01
 Maximum unit fair value #*          $10.17                $11.44                  $23.57
 Contract liability                  $4,629              $343,895              $2,631,594
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                    --                      --
 Minimum unit fair value #*              --                    --                      --
 Maximum unit fair value #*              --                    --                      --
 Contract liability                      --                    --                      --

(19) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD             INTERNATIONAL
                                        INDEX               OPPORTUNITIES
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        332,424                 116,511
                                     ============            ============
  Cost                                 $9,481,189              $1,619,098
                                     ============            ============
  Market value                         $8,700,470              $1,250,688
 Due from Sponsor Company                      --                       8
 Receivable from fund shares
  sold                                    114,827                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           8,815,297               1,250,696
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                   114,827                      --
 Payable for fund shares
  purchased                                    --                       8
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                        114,827                       8
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $8,700,470              $1,250,688
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,415,784                 122,297
 Minimum unit fair value #*                 $1.95                   $8.19
 Maximum unit fair value #*                $12.43                  $11.04
 Contract liability                    $8,634,219              $1,250,688
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              6,613                      --
 Minimum unit fair value #*                $10.02                      --
 Maximum unit fair value #*                $10.02                      --
 Contract liability                       $66,251                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD                 HARTFORD
                                  MIDCAP           MONEY MARKET            SMALL COMPANY
                                 HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   575,194          11,404,360                 263,413
                               =============       =============            ============
  Cost                           $13,818,940         $11,404,360              $4,230,548
                               =============       =============            ============
  Market value                   $13,669,927         $11,404,360              $4,480,168
 Due from Sponsor Company                 --                  --                     309
 Receivable from fund shares
  sold                                     2                 740                      --
 Other assets                             --                  --                      --
                               -------------       -------------            ------------
 Total assets                     13,669,929          11,405,100               4,480,477
                               -------------       -------------            ------------
LIABILITIES:
 Due to Sponsor Company                    2                 740                      --
 Payable for fund shares
  purchased                               --                  --                     309
 Other liabilities                        --                  --                      --
                               -------------       -------------            ------------
 Total liabilities                         2                 740                     309
                               -------------       -------------            ------------
NET ASSETS:
 For contract liabilities        $13,669,927         $11,404,360              $4,480,168
                               =============       =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  750,590           1,127,632               1,301,670
 Minimum unit fair value #*           $11.57               $3.70                   $2.58
 Maximum unit fair value #*           $19.51              $12.55                  $17.65
 Contract liability              $13,669,927         $11,306,225              $4,480,168
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --               9,374                      --
 Minimum unit fair value #*               --              $10.47                      --
 Maximum unit fair value #*               --              $10.47                      --
 Contract liability                       --             $98,135                      --

                                                                                    HARTFORD
                                     HARTFORD               HARTFORD            U.S. GOVERNMENT
                                 SMALLCAP GROWTH             STOCK                 SECURITIES
                                     HLS FUND               HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      10,243                 129,666                 157,575
                                    ==========            ============            ============
  Cost                                $184,692              $5,980,580              $1,680,496
                                    ==========            ============            ============
  Market value                        $220,620              $5,179,897              $1,682,233
 Due from Sponsor Company                  119                      --                     159
 Receivable from fund shares
  sold                                      --                     266                      --
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total assets                          220,739               5,180,163               1,682,392
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                     266                      --
 Payable for fund shares
  purchased                                119                      --                     159
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total liabilities                         119                     266                     159
                                    ----------            ------------            ------------
NET ASSETS:
 For contract liabilities             $220,620              $5,179,897              $1,682,233
                                    ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     18,424                 501,783                 153,973
 Minimum unit fair value #*             $10.69                   $9.86                  $10.73
 Maximum unit fair value #*             $21.67                  $22.48                  $11.01
 Contract liability                   $220,620              $5,179,897              $1,682,233
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                      --
 Minimum unit fair value #*                 --                      --                      --
 Maximum unit fair value #*                 --                      --                      --
 Contract liability                         --                      --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD             THE HARTFORD
                                        VALUE                CHECKS AND
                                       HLS FUND            BALANCES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        111,969                37,102
                                     ============            ==========
  Cost                                 $1,128,853              $351,722
                                     ============            ==========
  Market value                         $1,160,636              $335,406
 Due from Sponsor Company                     834                    --
 Receivable from fund shares
  sold                                         --                   156
 Other assets                                  --                    --
                                     ------------            ----------
 Total assets                           1,161,470               335,562
                                     ------------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                   156
 Payable for fund shares
  purchased                                   834                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total liabilities                            834                   156
                                     ------------            ----------
NET ASSETS:
 For contract liabilities              $1,160,636              $335,406
                                     ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            105,389                31,420
 Minimum unit fair value #*                $10.37                $10.60
 Maximum unit fair value #*                $11.21                $10.75
 Contract liability                    $1,160,636              $335,406
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET                  TARGET
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2010 FUND               2020 FUND               2030 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       115,319                 383,893                 319,487
                                    ============            ============            ============
  Cost                                $1,047,159              $3,778,111              $2,796,554
                                    ============            ============            ============
  Market value                        $1,101,637              $3,885,898              $2,890,983
 Due from Sponsor Company                     --                   2,900                   1,087
 Receivable from fund shares
  sold                                       178                      --                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          1,101,815               3,888,798               2,892,070
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      178                      --                      --
 Payable for fund shares
  purchased                                   --                   2,900                   1,087
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                           178                   2,900                   1,087
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $1,101,637              $3,885,898              $2,890,983
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       84,558                 314,770                 255,601
 Minimum unit fair value #*               $10.40                   $9.75                   $9.38
 Maximum unit fair value #*               $16.61                  $17.24                  $17.64
 Contract liability                   $1,101,637              $3,885,898              $2,890,983
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --


                                    THE HARTFORD            THE HARTFORD
                                    DIVIDEND AND            INTERNATIONAL           THE HARTFORD
                                    GROWTH FUND          OPPORTUNITIES FUND         MIDCAP FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        75,049                  5,270                  11,843
                                    ============              =========              ==========
  Cost                                $1,402,170                $78,502                $272,664
                                    ============              =========              ==========
  Market value                        $1,433,432                $69,404                $229,525
 Due from Sponsor Company                     --                     --                      --
 Receivable from fund shares
  sold                                       311                     18                      15
 Other assets                                 --                     --                      --
                                    ------------              ---------              ----------
 Total assets                          1,433,743                 69,422                 229,540
                                    ------------              ---------              ----------
LIABILITIES:
 Due to Sponsor Company                      311                     18                      15
 Payable for fund shares
  purchased                                   --                     --                      --
 Other liabilities                            --                     --                       1
                                    ------------              ---------              ----------
 Total liabilities                           311                     18                      16
                                    ------------              ---------              ----------
NET ASSETS:
 For contract liabilities             $1,433,432                $69,404                $229,524
                                    ============              =========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      109,756                  6,862                  20,932
 Minimum unit fair value #*                $9.62                  $8.30                  $10.91
 Maximum unit fair value #*               $18.53                 $10.38                  $11.06
 Contract liability                   $1,433,432                $69,404                $229,524
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     --                      --
 Minimum unit fair value #*                   --                     --                      --
 Maximum unit fair value #*                   --                     --                      --
 Contract liability                           --                     --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    THE HARTFORD          THE HARTFORD
                                       SMALL              TOTAL RETURN
                                    COMPANY FUND           BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       38,731                20,515
                                     ==========            ==========
  Cost                                 $736,698              $217,387
                                     ==========            ==========
  Market value                         $724,652              $223,612
 Due from Sponsor Company               143,278                     3
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                     3
                                     ----------            ----------
 Total assets                           867,930               223,618
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                    --
 Payable for fund shares
  purchased                             143,278                     3
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                      143,278                     3
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $724,652              $223,615
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           68,421                18,693
 Minimum unit fair value #*               $9.00                $11.70
 Maximum unit fair value #*              $19.09                $12.23
 Contract liability                    $724,652              $223,615
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD            THE HARTFORD            THE HARTFORD
                                    HEALTHCARE                GROWTH              EQUITY GROWTH
                                       FUND             OPPORTUNITIES FUND       ALLOCATION FUND
                                 SUB-ACCOUNT (20)           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,648                   2,851                  73,221
                                     =========               =========              ==========
  Cost                                 $62,393                 $71,849                $755,355
                                     =========               =========              ==========
  Market value                         $65,012                 $71,571                $811,772
 Due from Sponsor Company                   --                      --                      --
 Receivable from fund shares
  sold                                      28                     108                      78
 Other assets                               --                      --                      --
                                     ---------               ---------              ----------
 Total assets                           65,040                  71,679                 811,850
                                     ---------               ---------              ----------
LIABILITIES:
 Due to Sponsor Company                     28                     108                      78
 Payable for fund shares
  purchased                                 --                      --                      --
 Other liabilities                          --                      --                      --
                                     ---------               ---------              ----------
 Total liabilities                          28                     108                      78
                                     ---------               ---------              ----------
NET ASSETS:
 For contract liabilities              $65,012                 $71,571                $811,772
                                     =========               =========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      4,879                   5,399                  87,610
 Minimum unit fair value #*             $10.23                   $8.90                   $8.51
 Maximum unit fair value #*             $17.02                  $16.82                  $18.37
 Contract liability                    $65,012                 $71,571                $811,772
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                      --
 Minimum unit fair value #*                 --                      --                      --
 Maximum unit fair value #*                 --                      --                      --
 Contract liability                         --                      --                      --

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                      BALANCED              CONSERVATIVE              CAPITAL
                                  ALLOCATION FUND         ALLOCATION FUND        APPRECIATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       292,249                 188,962                 269,980
                                    ============            ============            ============
  Cost                                $3,011,795              $1,880,066              $6,939,319
                                    ============            ============            ============
  Market value                        $3,208,894              $1,996,018              $7,146,106
 Due from Sponsor Company                    717                     379                      --
 Receivable from fund shares
  sold                                        --                      --                   1,235
 Other assets                                  1                      --                      --
                                    ------------            ------------            ------------
 Total assets                          3,209,612               1,996,397               7,147,341
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                      --                   1,235
 Payable for fund shares
  purchased                                  717                     379                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                           717                     379                   1,235
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $3,208,895              $1,996,018              $7,146,106
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      289,390                 154,054                 851,294
 Minimum unit fair value #*                $9.92                  $10.68                   $7.83
 Maximum unit fair value #*               $15.99                  $15.09                  $16.93
 Contract liability                   $3,208,895              $1,996,018              $7,146,106
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

(20) Formerly The Hartford Global Health Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     THE HARTFORD
                                        GROWTH               THE HARTFORD
                                   ALLOCATION FUND           MONEY MARKET
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        147,305               2,126,702
                                     ============            ============
  Cost                                 $1,466,181              $2,126,702
                                     ============            ============
  Market value                         $1,606,270              $2,126,702
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                         24                   1,368
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           1,606,294               2,128,070
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        24                   1,368
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                             24                   1,368
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $1,606,270              $2,126,702
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            164,856                 210,642
 Minimum unit fair value #*                 $9.27                   $9.71
 Maximum unit fair value #*                $16.88                  $10.34
 Contract liability                    $1,606,270              $2,126,702
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               THE HARTFORD
                                    THE HARTFORD          THE HARTFORD            EQUITY
                                INFLATION PLUS FUND        VALUE FUND           INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (21)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       101,025                 123                 5,954
                                    ============             =======             =========
  Cost                                $1,172,238              $1,380               $79,399
                                    ============             =======             =========
  Market value                        $1,207,254              $1,341               $80,027
 Due from Sponsor Company                    100                  --                    --
 Receivable from fund shares
  sold                                        --                   2                    44
 Other assets                                 --                  --                    --
                                    ------------             -------             ---------
 Total assets                          1,207,354               1,343                80,071
                                    ------------             -------             ---------
LIABILITIES:
 Due to Sponsor Company                       --                   2                    44
 Payable for fund shares
  purchased                                  100                  --                    --
 Other liabilities                            --                  --                    --
                                    ------------             -------             ---------
 Total liabilities                           100                   2                    44
                                    ------------             -------             ---------
NET ASSETS:
 For contract liabilities             $1,207,254              $1,341               $80,027
                                    ============             =======             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       92,401                 123                 6,598
 Minimum unit fair value #*               $12.78              $10.86                $12.13
 Maximum unit fair value #*               $13.24              $10.86                $12.17
 Contract liability                   $1,207,254              $1,341               $80,027
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                  --                    --
 Minimum unit fair value #*                   --                  --                    --
 Maximum unit fair value #*                   --                  --                    --
 Contract liability                           --                  --                    --

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET                  TARGET
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2015 FUND               2025 FUND               2035 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        90,130                 232,975                  90,015
                                    ============            ============            ============
  Cost                                $1,189,947              $3,051,186              $1,207,977
                                    ============            ============            ============
  Market value                        $1,156,445              $3,024,106              $1,165,692
 Due from Sponsor Company                  1,198                   3,634                     914
 Receivable from fund shares
  sold                                        --                      --                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          1,157,643               3,027,740               1,166,606
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                      --                      --
 Payable for fund shares
  purchased                                1,198                   3,634                     914
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                         1,198                   3,634                     914
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $1,156,445              $3,024,106              $1,165,692
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       70,687                 178,668                  65,840
 Minimum unit fair value #*               $14.63                  $14.70                  $15.07
 Maximum unit fair value #*               $16.92                  $17.42                  $18.27
 Contract liability                   $1,156,445              $3,024,106              $1,165,692
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

(21) Funded as of January 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                        TARGET                  TARGET
                                      RETIREMENT              RETIREMENT
                                      2040 FUND               2045 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         74,638                  76,828
                                     ============            ============
  Cost                                 $1,026,992              $1,019,593
                                     ============            ============
  Market value                           $980,019                $972,666
 Due from Sponsor Company                   1,137                   2,582
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                             981,156                 975,248
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      --
 Payable for fund shares
  purchased                                 1,137                   2,582
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                          1,137                   2,582
                                     ------------            ------------
NET ASSETS:
 For contract liabilities                $980,019                $972,666
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             54,259                  53,423
 Minimum unit fair value #*                $15.16                  $15.21
 Maximum unit fair value #*                $18.58                  $18.74
 Contract liability                      $980,019                $972,666
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD
                                      TARGET            INTERNATIONAL        HOTCHKIS AND WILEY
                                    RETIREMENT          SMALL COMPANY            LARGE CAP
                                    2050 FUND                FUND                VALUE FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (6)          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      39,821                  58                   40,197
                                    ==========              ======               ==========
  Cost                                $543,266                $699                 $852,791
                                    ==========              ======               ==========
  Market value                        $505,721                $643                 $612,603
 Due from Sponsor Company                2,338                  --                      471
 Receivable from fund shares
  sold                                      --                   2                       --
 Other assets                               --                  --                       --
                                    ----------              ------               ----------
 Total assets                          508,059                 645                  613,074
                                    ----------              ------               ----------
LIABILITIES:
 Due to Sponsor Company                     --                   2                       --
 Payable for fund shares
  purchased                              2,338                  --                      471
 Other liabilities                          --                  --                       --
                                    ----------              ------               ----------
 Total liabilities                       2,338                   2                      471
                                    ----------              ------               ----------
NET ASSETS:
 For contract liabilities             $505,721                $643                 $612,603
                                    ==========              ======               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     28,194                  79                   60,239
 Minimum unit fair value #*             $15.07               $8.14                    $9.71
 Maximum unit fair value #*             $18.59               $8.14                   $10.40
 Contract liability                   $505,721                $643                 $612,603
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                  --                       --
 Minimum unit fair value #*                 --                  --                       --
 Maximum unit fair value #*                 --                  --                       --
 Contract liability                         --                  --                       --


                                   INVESCO V.I.
                                    TECHNOLOGY             INVESCO               INVESCO
                                       FUND              LEISURE FUND        TECHNOLOGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,742                11,419                13,098
                                    ==========            ==========            ==========
  Cost                                $105,810              $441,871              $324,403
                                    ==========            ==========            ==========
  Market value                        $117,373              $369,176              $410,879
 Due from Sponsor Company                   --                    --                    --
 Receivable from fund shares
  sold                                       5                    57                    25
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total assets                          117,378               369,233               410,904
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      5                    57                    25
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                     1                    --
                                    ----------            ----------            ----------
 Total liabilities                           5                    58                    25
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $117,373              $369,175              $410,879
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     10,765                30,057                48,851
 Minimum unit fair value #*             $10.90                 $8.95                 $8.03
 Maximum unit fair value #*             $10.90                $12.79                 $9.97
 Contract liability                   $117,373              $369,175              $410,879
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*                 --                    --                    --
 Maximum unit fair value #*                 --                    --                    --
 Contract liability                         --                    --                    --

(6)  Funded as of July 6, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      IVY GLOBAL
                                       NATURAL              IVY LARGE CAP
                                    RESOURCES FUND           GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        109,458                  77,105
                                     ============            ============
  Cost                                 $2,180,607                $909,467
                                     ============            ============
  Market value                         $1,882,674              $1,035,519
 Due from Sponsor Company                     370                   3,594
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                   1                       1
                                     ------------            ------------
 Total assets                           1,883,045               1,039,114
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      --
 Payable for fund shares
  purchased                                   370                   3,594
 Other liabilities                             --                      --
                                     ------------            ------------
 Total liabilities                            370                   3,594
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $1,882,675              $1,035,520
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            234,101                 100,980
 Minimum unit fair value #*                 $6.14                   $9.70
 Maximum unit fair value #*                $10.34                  $12.12
 Contract liability                    $1,882,675              $1,035,520
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  IVY SCIENCE &            IVY ASSET              JANUS ASPEN
                                 TECHNOLOGY FUND         STRATEGY FUND          FORTY PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       9,807                  44,452                  46,060
                                    ==========            ============            ============
  Cost                                $303,635              $1,030,850              $2,024,977
                                    ==========            ============            ============
  Market value                        $286,957                $991,285              $1,530,099
 Due from Sponsor Company                  222                   4,315                     486
 Receivable from fund shares
  sold                                      --                      --                      --
 Other assets                               --                      --                      --
                                    ----------            ------------            ------------
 Total assets                          287,179                 995,600               1,530,585
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                      --                      --
 Payable for fund shares
  purchased                                222                   4,315                     486
 Other liabilities                          --                       1                      --
                                    ----------            ------------            ------------
 Total liabilities                         222                   4,316                     486
                                    ----------            ------------            ------------
NET ASSETS:
 For contract liabilities             $286,957                $991,284              $1,530,099
                                    ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     24,128                  80,362                 126,159
 Minimum unit fair value #*             $11.40                  $12.16                  $11.88
 Maximum unit fair value #*             $12.48                  $12.48                  $11.88
 Contract liability                   $286,957                $991,284              $1,499,114
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                   2,608
 Minimum unit fair value #*                 --                      --                  $11.88
 Maximum unit fair value #*                 --                      --                  $11.88
 Contract liability                         --                      --                 $30,985

                                   JANUS ASPEN           JANUS ASPEN          JANUS ASPEN
                                    WORLDWIDE            ENTERPRISE             BALANCED
                                    PORTFOLIO             PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       8,035                  774                17,770
                                    ==========            =========            ==========
  Cost                                $263,835              $28,908              $521,290
                                    ==========            =========            ==========
  Market value                        $207,534              $29,541              $473,210
 Due from Sponsor Company                  462                   --                    --
 Receivable from fund shares
  sold                                      --                    1                    18
 Other assets                               --                   --                    --
                                    ----------            ---------            ----------
 Total assets                          207,996               29,542               473,228
                                    ----------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    1                    18
 Payable for fund shares
  purchased                                462                   --                    --
 Other liabilities                          --                   --                    --
                                    ----------            ---------            ----------
 Total liabilities                         462                    1                    18
                                    ----------            ---------            ----------
NET ASSETS:
 For contract liabilities             $207,534              $29,541              $473,210
                                    ==========            =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     21,569                2,313                36,460
 Minimum unit fair value #*              $8.94               $12.77                $12.98
 Maximum unit fair value #*              $8.94               $12.77                $12.98
 Contract liability                   $192,755              $29,541              $473,210
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      1,654                   --                    --
 Minimum unit fair value #*              $8.94                   --                    --
 Maximum unit fair value #*              $8.94                   --                    --
 Contract liability                    $14,779                   --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    JANUS ASPEN              JANUS
                                      OVERSEAS             FLEXIBLE
                                     PORTFOLIO             BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        8,723                2,251
                                     ==========            =========
  Cost                                 $500,027              $23,201
                                     ==========            =========
  Market value                         $333,147              $23,751
 Due from Sponsor Company                    --                   --
 Receivable from fund shares
  sold                                       13                    5
 Other assets                                --                   --
                                     ----------            ---------
 Total assets                           333,160               23,756
                                     ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      13                    5
 Payable for fund shares
  purchased                                  --                   --
 Other liabilities                           --                   --
                                     ----------            ---------
 Total liabilities                           13                    5
                                     ----------            ---------
NET ASSETS:
 For contract liabilities              $333,147              $23,751
                                     ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           31,541                1,973
 Minimum unit fair value #*               $7.95               $12.04
 Maximum unit fair value #*              $10.64               $12.04
 Contract liability                    $333,147              $23,751
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                   --
 Minimum unit fair value #*                  --                   --
 Maximum unit fair value #*                  --                   --
 Contract liability                          --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       JANUS                   JANUS                  JANUS
                                     FORTY FUND            BALANCED FUND         ENTERPRISE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       182,773                  69,285                11,170
                                    ============            ============            ==========
  Cost                                $5,347,249              $1,726,256              $541,507
                                    ============            ============            ==========
  Market value                        $5,623,940              $1,696,100              $643,365
 Due from Sponsor Company                     --                   1,174                 1,937
 Receivable from fund shares
  sold                                       524                      --                    --
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total assets                          5,624,464               1,697,274               645,302
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                      524                      --                    --
 Payable for fund shares
  purchased                                   --                   1,174                 1,937
 Other liabilities                            --                       1                    --
                                    ------------            ------------            ----------
 Total liabilities                           524                   1,175                 1,937
                                    ------------            ------------            ----------
NET ASSETS:
 For contract liabilities             $5,623,940              $1,696,099              $643,365
                                    ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      425,876                 135,931                41,679
 Minimum unit fair value #*                $9.25                  $12.22                $15.24
 Maximum unit fair value #*               $15.38                  $12.60                $15.53
 Contract liability                   $5,623,940              $1,696,099              $643,365
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --

                                                                                   PERKINS
                                       JANUS                  JANUS                MID CAP
                                   OVERSEAS FUND          WORLDWIDE FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       197,029                 7,776                33,969
                                    ============            ==========            ==========
  Cost                                $7,205,593              $287,330              $719,503
                                    ============            ==========            ==========
  Market value                        $6,163,069              $314,303              $685,150
 Due from Sponsor Company                 14,136                    --                   228
 Receivable from fund shares
  sold                                        --                    36                    --
 Other assets                                 --                    --                    --
                                    ------------            ----------            ----------
 Total assets                          6,177,205               314,339               685,378
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                       --                    36                    --
 Payable for fund shares
  purchased                               14,136                    --                   228
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total liabilities                        14,136                    36                   228
                                    ------------            ----------            ----------
NET ASSETS:
 For contract liabilities             $6,163,069              $314,303              $685,150
                                    ============            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      615,749                26,141                50,428
 Minimum unit fair value #*                $9.83                $11.83                $13.31
 Maximum unit fair value #*               $10.14                $12.20                $13.73
 Contract liability                   $6,163,069              $314,303              $685,150
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PRUDENTIAL
                                      JENNISON             PRUDENTIAL
                                      MID-CAP            JENNISON 20/20
                                 GROWTH FUND, INC.         FOCUS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       29,356                20,615
                                     ==========            ==========
  Cost                                 $784,848              $304,032
                                     ==========            ==========
  Market value                         $815,797              $306,539
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                       18                    75
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           815,815               306,614
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      18                    75
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                            1                    --
                                     ----------            ----------
 Total liabilities                           19                    75
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $815,796              $306,539
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           41,499                16,941
 Minimum unit fair value #*              $19.17                $17.85
 Maximum unit fair value #*              $19.77                $18.49
 Contract liability                    $815,796              $306,539
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN               JPMORGAN              JPMORGAN
                                        CORE                SMALL CAP             SMALL CAP
                                     BOND FUND             EQUITY FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        93,931                 7,048                86,932
                                    ============            ==========            ==========
  Cost                                $1,088,209              $205,091              $836,052
                                    ============            ==========            ==========
  Market value                        $1,113,081              $230,948              $917,136
 Due from Sponsor Company                     --                    49                    92
 Receivable from fund shares
  sold                                       173                    --                    --
 Other assets                                 --                    --                     1
                                    ------------            ----------            ----------
 Total assets                          1,113,254               230,997               917,229
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      173                    --                    --
 Payable for fund shares
  purchased                                   --                    49                    92
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total liabilities                           173                    49                    92
                                    ------------            ----------            ----------
NET ASSETS:
 For contract liabilities             $1,113,081              $230,948              $917,137
                                    ============            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       89,747                11,159                39,811
 Minimum unit fair value #*               $12.06                $20.38                $22.52
 Maximum unit fair value #*               $12.50                $20.82                $23.32
 Contract liability                   $1,113,081              $230,948              $917,137
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    --                    --
 Minimum unit fair value #*                   --                    --                    --
 Maximum unit fair value #*                   --                    --                    --
 Contract liability                           --                    --                    --

                                     JPMORGAN              JPMORGAN
                                    SMALL CAP             U.S. REAL             JPMORGAN
                                    VALUE FUND           ESTATE FUND        U.S. EQUITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      22,161                 9,449                3,406
                                    ==========            ==========            =========
  Cost                                $367,436              $139,924              $35,657
                                    ==========            ==========            =========
  Market value                        $382,720              $152,693              $33,715
 Due from Sponsor Company                   85                   257                   --
 Receivable from fund shares
  sold                                      --                    --                    8
 Other assets                               --                    --                   --
                                    ----------            ----------            ---------
 Total assets                          382,805               152,950               33,723
                                    ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                     --                    --                    8
 Payable for fund shares
  purchased                                 85                   257                   --
 Other liabilities                          --                    --                   --
                                    ----------            ----------            ---------
 Total liabilities                          85                   257                    8
                                    ----------            ----------            ---------
NET ASSETS:
 For contract liabilities             $382,720              $152,693              $33,715
                                    ==========            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     17,428                 5,092                3,044
 Minimum unit fair value #*             $21.47                $29.69               $11.07
 Maximum unit fair value #*             $22.02                $30.11               $11.07
 Contract liability                   $382,720              $152,693              $33,715
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                   --
 Minimum unit fair value #*                 --                    --                   --
 Maximum unit fair value #*                 --                    --                   --
 Contract liability                         --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT
                                     2010 FUND             2015 FUND
                                  SUB-ACCOUNT (22)      SUB-ACCOUNT (23)
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       14,856                20,401
                                     ==========            ==========
  Cost                                 $221,082              $300,209
                                     ==========            ==========
  Market value                         $219,428              $299,084
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                       38                    48
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           219,466               299,132
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      38                    48
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                           38                    48
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $219,428              $299,084
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           22,129                30,549
 Minimum unit fair value #*               $9.91                 $9.75
 Maximum unit fair value #*              $10.00                 $9.86
 Contract liability                    $219,428              $299,084
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(22) Funded as of August 30, 2011.

(23) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN              JPMORGAN              JPMORGAN
                                 SMARTRETIREMENT       SMARTRETIREMENT       SMARTRETIREMENT
                                    2020 FUND             2025 FUND             2030 FUND
                                 SUB-ACCOUNT (24)      SUB-ACCOUNT (25)      SUB-ACCOUNT (24)
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      13,838                19,195                53,148
                                    ==========            ==========            ==========
  Cost                                $201,432              $268,876              $743,070
                                    ==========            ==========            ==========
  Market value                        $201,343              $260,662              $746,195
 Due from Sponsor Company                   --                    --                    --
 Receivable from fund shares
  sold                                      43                   103                   207
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total assets                          201,386               260,765               746,402
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     43                   103                   207
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                          43                   103                   207
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $201,343              $260,662              $746,195
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     20,759                27,605                79,785
 Minimum unit fair value #*              $9.63                 $9.43                 $9.26
 Maximum unit fair value #*              $9.73                 $9.45                 $9.37
 Contract liability                   $201,343              $260,662              $746,195
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*                 --                    --                    --
 Maximum unit fair value #*                 --                    --                    --
 Contract liability                         --                    --                    --

                                     JPMORGAN               JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT        SMARTRETIREMENT
                                     2035 FUND             2040 FUND              2045 FUND
                                 SUB-ACCOUNT (24)       SUB-ACCOUNT (24)      SUB-ACCOUNT (24)
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       6,890                 26,684                 3,189
                                     =========             ==========             =========
  Cost                                 $93,999               $367,897               $42,926
                                     =========             ==========             =========
  Market value                         $90,677               $370,646               $42,101
 Due from Sponsor Company                   --                     --                    --
 Receivable from fund shares
  sold                                      24                     96                    18
 Other assets                               --                     --                    --
                                     ---------             ----------             ---------
 Total assets                           90,701                370,742                42,119
                                     ---------             ----------             ---------
LIABILITIES:
 Due to Sponsor Company                     24                     96                    18
 Payable for fund shares
  purchased                                 --                     --                    --
 Other liabilities                          --                     --                    --
                                     ---------             ----------             ---------
 Total liabilities                          24                     96                    18
                                     ---------             ----------             ---------
NET ASSETS:
 For contract liabilities              $90,677               $370,646               $42,101
                                     =========             ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      9,883                 40,086                 4,593
 Minimum unit fair value #*              $9.17                  $9.16                 $9.15
 Maximum unit fair value #*              $9.18                  $9.26                 $9.17
 Contract liability                    $90,677               $370,646               $42,101
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --                    --
 Minimum unit fair value #*                 --                     --                    --
 Maximum unit fair value #*                 --                     --                    --
 Contract liability                         --                     --                    --

(24) Funded as of June 7, 2011.

(25) Funded as of July 1, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT
                                     2050 FUND            INCOME FUND
                                  SUB-ACCOUNT (26)      SUB-ACCOUNT (17)
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       38,221                12,714
                                     ==========            ==========
  Cost                                 $501,960              $192,756
                                     ==========            ==========
  Market value                         $504,519              $193,759
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                      125                    13
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           504,644               193,772
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     125                    13
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                          125                    13
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $504,519              $193,759
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants             54,507                19,568
 Minimum unit fair value #*               $9.17                 $9.90
 Maximum unit fair value #*               $9.26                 $9.90
 Contract liability                    $504,519              $193,759
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants                 --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(17) Funded as of December 19, 2011.

(26) Funded as of September 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JP MORGAN                 KEELEY
                                    PRIME MONEY              SMALL CAP            LOOMIS SAYLES
                                    MARKET FUND              VALUE FUND             BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     1,574,676                  57,102                33,847
                                    ============            ============            ==========
  Cost                                $1,574,676              $1,351,301              $481,152
                                    ============            ============            ==========
  Market value                        $1,574,676              $1,321,914              $468,435
 Due from Sponsor Company                     --                      77                   663
 Receivable from fund shares
  sold                                       727                      --                    --
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total assets                          1,575,403               1,321,991               469,098
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                      727                      --                    --
 Payable for fund shares
  purchased                                   --                      77                   663
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total liabilities                           727                      77                   663
                                    ------------            ------------            ----------
NET ASSETS:
 For contract liabilities             $1,574,676              $1,321,914              $468,435
                                    ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants             160,193                 103,301                29,186
 Minimum unit fair value #*                $9.77                  $10.26                $15.82
 Maximum unit fair value #*                $9.91                  $23.15                $16.39
 Contract liability                   $1,574,676              $1,321,914              $468,435
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants                  --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --


                                   LKCM AQUINAS          LKCM AQUINAS          LORD ABBETT
                                    GROWTH FUND           VALUE FUND         AFFILIATED FUND
                                 SUB-ACCOUNT (27)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         868                 3,856                60,968
                                     =========             =========            ==========
  Cost                                 $15,247               $48,205              $629,712
                                     =========             =========            ==========
  Market value                         $14,638               $49,048              $642,499
 Due from Sponsor Company                   --                    --                    --
 Receivable from fund shares
  sold                                       6                    10                   518
 Other assets                               --                    --                     1
                                     ---------             ---------            ----------
 Total assets                           14,644                49,058               643,018
                                     ---------             ---------            ----------
LIABILITIES:
 Due to Sponsor Company                      6                    10                   518
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                     ---------             ---------            ----------
 Total liabilities                           6                    10                   518
                                     ---------             ---------            ----------
NET ASSETS:
 For contract liabilities              $14,638               $49,048              $642,500
                                     =========             =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants             1,241                 4,154                79,697
 Minimum unit fair value #*             $11.79                $11.79                 $7.36
 Maximum unit fair value #*             $11.79                $11.84                 $9.16
 Contract liability                    $14,638               $49,048              $642,500
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants                --                    --                    --
 Minimum unit fair value #*                 --                    --                    --
 Maximum unit fair value #*                 --                    --                    --
 Contract liability                         --                    --                    --

(27) Funded as of January 26, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                     FUNDAMENTAL                 BOND
                                     EQUITY FUND            DEBENTURE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        186,386                 224,631
                                     ============            ============
  Cost                                 $2,155,425              $1,626,753
                                     ============            ============
  Market value                         $2,256,641              $1,716,798
 Due from Sponsor Company                     694                      --
 Receivable from fund shares
  sold                                         --                   1,327
 Other assets                                  --                      31
                                     ------------            ------------
 Total assets                           2,257,335               1,718,156
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                   1,327
 Payable for fund shares
  purchased                                   694                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                            695                   1,327
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $2,256,640              $1,716,829
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            151,397                 133,268
 Minimum unit fair value #*                $10.44                  $12.07
 Maximum unit fair value #*                $31.30                  $13.88
 Contract liability                    $2,256,640              $1,716,829
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT           LORD ABBETT
                                       GROWTH                CLASSIC               CAPITAL
                                 OPPORTUNITIES FUND         STOCK FUND          STRUCTURE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       12,522                  3,957                17,055
                                     ==========             ==========            ==========
  Cost                                 $228,043               $100,299              $177,160
                                     ==========             ==========            ==========
  Market value                         $214,230               $106,489              $194,984
 Due from Sponsor Company                    --                     --                    --
 Receivable from fund shares
  sold                                       50                     44                   842
 Other assets                                --                     --                    --
                                     ----------             ----------            ----------
 Total assets                           214,280                106,533               195,826
                                     ----------             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      50                     44                   842
 Payable for fund shares
  purchased                                  --                     --                    --
 Other liabilities                           --                     --                    --
                                     ----------             ----------            ----------
 Total liabilities                           50                     44                   842
                                     ----------             ----------            ----------
NET ASSETS:
 For contract liabilities              $214,230               $106,489              $194,984
                                     ==========             ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      20,274                 11,919                20,705
 Minimum unit fair value #*              $10.23                  $8.79                 $9.29
 Maximum unit fair value #*              $12.21                 $10.47                $11.31
 Contract liability                    $214,230               $106,489              $194,984
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                    --
 Minimum unit fair value #*                  --                     --                    --
 Maximum unit fair value #*                  --                     --                    --
 Contract liability                          --                     --                    --

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                      TOTAL                SMALL CAP              DEVELOPING
                                   RETURN FUND             BLEND FUND         GROWTH FUND, INC.
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      41,004                 142,532                48,778
                                    ==========            ============            ==========
  Cost                                $440,893              $2,033,056              $910,919
                                    ==========            ============            ==========
  Market value                        $433,418              $2,122,627              $957,977
 Due from Sponsor Company                   --                      --                 1,329
 Receivable from fund shares
  sold                                     182                     385                    --
 Other assets                                9                      --                     1
                                    ----------            ------------            ----------
 Total assets                          433,609               2,123,012               959,307
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                    182                     385                    --
 Payable for fund shares
  purchased                                 --                      --                 1,329
 Other liabilities                          --                       1                    --
                                    ----------            ------------            ----------
 Total liabilities                         182                     386                 1,329
                                    ----------            ------------            ----------
NET ASSETS:
 For contract liabilities             $433,427              $2,122,626              $957,978
                                    ==========            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     32,874                 207,799                81,437
 Minimum unit fair value #*             $13.14                   $8.50                $11.22
 Maximum unit fair value #*             $13.59                  $13.66                $14.09
 Contract liability                   $433,427              $2,122,626              $957,978
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                    --
 Minimum unit fair value #*                 --                      --                    --
 Maximum unit fair value #*                 --                      --                    --
 Contract liability                         --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    LORD ABBETT            LORD ABBETT
                                   INTERNATIONAL              VALUE
                                  CORE EQUITY FUND      OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       18,799                 14,675
                                     ==========             ==========
  Cost                                 $220,476               $205,707
                                     ==========             ==========
  Market value                         $197,202               $221,732
 Due from Sponsor Company                    57                     --
 Receivable from fund shares
  sold                                       --                     --
 Other assets                                --                     --
                                     ----------             ----------
 Total assets                           197,259                221,732
                                     ----------             ----------
LIABILITIES:
 Due to Sponsor Company                      --                     --
 Payable for fund shares
  purchased                                  57                     --
 Other liabilities                           --                     --
                                     ----------             ----------
 Total liabilities                           57                     --
                                     ----------             ----------
NET ASSETS:
 For contract liabilities              $197,202               $221,732
                                     ==========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           26,289                 19,158
 Minimum unit fair value #*               $7.01                 $11.44
 Maximum unit fair value #*               $9.50                 $11.60
 Contract liability                    $197,202               $221,732
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                     --
 Minimum unit fair value #*                  --                     --
 Maximum unit fair value #*                  --                     --
 Contract liability                          --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON
                                     CAPITAL               MARSHALL
                                    MANAGEMENT             MID-CAP             MFS EMERGING
                                VALUE TRUST, INC.         VALUE FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,791                22,374                 8,888
                                    ==========            ==========            ==========
  Cost                                $357,291              $255,636              $131,680
                                    ==========            ==========            ==========
  Market value                        $245,174              $264,239              $129,414
 Due from Sponsor Company                  174                   271                    --
 Receivable from fund shares
  sold                                      --                    --                    82
 Other assets                                1                    --                     2
                                    ----------            ----------            ----------
 Total assets                          245,349               264,510               129,498
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    --                    82
 Payable for fund shares
  purchased                                174                   271                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                         174                   271                    82
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $245,175              $264,239              $129,416
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     30,129                29,868                11,312
 Minimum unit fair value #*              $5.52                 $8.47                $11.41
 Maximum unit fair value #*             $42.34                $10.86                $11.57
 Contract liability                   $245,175              $264,239              $129,416
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*                 --                    --                    --
 Maximum unit fair value #*                 --                    --                    --
 Contract liability                         --                    --                    --


                                   MASSACHUSETTS                                MFS INTERNATIONAL
                                  INVESTORS GROWTH            MFS HIGH                 NEW
                                     STOCK FUND             INCOME FUND           DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       155,228                 295,093                14,659
                                    ============            ============            ==========
  Cost                                $1,986,195              $1,045,639              $341,368
                                    ============            ============            ==========
  Market value                        $2,385,858                $991,512              $284,974
 Due from Sponsor Company                     --                     169                    --
 Receivable from fund shares
  sold                                        36                      --                    51
 Other assets                                 --                      21                    --
                                    ------------            ------------            ----------
 Total assets                          2,385,894                 991,702               285,025
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                       36                      --                    51
 Payable for fund shares
  purchased                                   --                     169                    --
 Other liabilities                             1                      --                    --
                                    ------------            ------------            ----------
 Total liabilities                            37                     169                    51
                                    ------------            ------------            ----------
NET ASSETS:
 For contract liabilities             $2,385,857                $991,533              $284,974
                                    ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      249,586                  58,368                16,194
 Minimum unit fair value #*                $8.61                   $9.88                $10.72
 Maximum unit fair value #*               $12.49                  $18.58                $19.44
 Contract liability                   $2,385,857                $991,533              $284,974
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    MFS MID CAP             MFS NEW
                                    GROWTH FUND          DISCOVERY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (28)
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       53,149                15,066
                                     ==========            ==========
  Cost                                 $430,947              $311,040
                                     ==========            ==========
  Market value                         $456,549              $260,944
 Due from Sponsor Company                    --                    57
 Receivable from fund shares
  sold                                       59                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           456,608               261,001
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      59                    --
 Payable for fund shares
  purchased                                  --                    57
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                           59                    57
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $456,549              $260,944
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           54,209                31,000
 Minimum unit fair value #*               $8.11                 $8.35
 Maximum unit fair value #*               $8.98                 $8.42
 Contract liability                    $456,549              $260,944
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(28) Funded as of October 12, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS RESEARCH             MFS TOTAL                  MFS
                                 INTERNATIONAL FUND         RETURN FUND            UTILITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       58,319                   74,385                 300,024
                                     ==========             ============            ============
  Cost                                 $807,558               $1,004,255              $4,537,975
                                     ==========             ============            ============
  Market value                         $769,227               $1,042,876              $5,083,254
 Due from Sponsor Company                    --                  221,947                   1,045
 Receivable from fund shares
  sold                                      291                       --                      --
 Other assets                                --                        1                       1
                                     ----------             ------------            ------------
 Total assets                           769,518                1,264,824               5,084,300
                                     ----------             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     291                       --                      --
 Payable for fund shares
  purchased                                  --                  221,947                   1,045
 Other liabilities                           --                       --                      --
                                     ----------             ------------            ------------
 Total liabilities                          291                  221,947                   1,045
                                     ----------             ------------            ------------
NET ASSETS:
 For contract liabilities              $769,227               $1,042,877              $5,083,255
                                     ==========             ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     104,332                  100,448                 316,100
 Minimum unit fair value #*               $7.30                    $9.63                   $9.81
 Maximum unit fair value #*               $7.51                   $11.44                  $27.81
 Contract liability                    $769,227               $1,042,877              $5,083,255
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                       --                      --
 Minimum unit fair value #*                  --                       --                      --
 Maximum unit fair value #*                  --                       --                      --
 Contract liability                          --                       --                      --

                                                                              MFS MASSACHUSETTS
                                        MFS               MFS RESEARCH            INVESTORS
                                     VALUE FUND             BOND FUND               TRUST
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       209,249                8,607                 24,441
                                    ============            =========             ==========
  Cost                                $4,500,643              $89,506               $439,380
                                    ============            =========             ==========
  Market value                        $4,674,876              $92,009               $453,630
 Due from Sponsor Company                  2,114                   --                     --
 Receivable from fund shares
  sold                                        --                   29                     16
 Other assets                                 --                    2                     --
                                    ------------            ---------             ----------
 Total assets                          4,676,990               92,040                453,646
                                    ------------            ---------             ----------
LIABILITIES:
 Due to Sponsor Company                       --                   29                     16
 Payable for fund shares
  purchased                                2,114                   --                     --
 Other liabilities                             1                   --                     --
                                    ------------            ---------             ----------
 Total liabilities                         2,115                   29                     16
                                    ------------            ---------             ----------
NET ASSETS:
 For contract liabilities             $4,674,875              $92,011               $453,630
                                    ============            =========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      452,231                7,172                 25,879
 Minimum unit fair value #*                $8.44               $12.72                 $17.16
 Maximum unit fair value #*               $14.77               $13.28                 $17.60
 Contract liability                   $4,674,875              $92,011               $453,630
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                   --                     --
 Minimum unit fair value #*                   --                   --                     --
 Maximum unit fair value #*                   --                   --                     --
 Contract liability                           --                   --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  MFS INTERNATIONAL          MFS CORE
                                     GROWTH FUND           EQUITY FUND
                                  SUB-ACCOUNT (24)         SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          742                 46,668
                                      =========             ==========
  Cost                                  $17,506               $936,383
                                      =========             ==========
  Market value                          $15,661               $813,382
 Due from Sponsor Company                    --                     89
 Receivable from fund shares
  sold                                        6                     --
 Other assets                                --                     --
                                      ---------             ----------
 Total assets                            15,667                813,471
                                      ---------             ----------
LIABILITIES:
 Due to Sponsor Company                       6                     --
 Payable for fund shares
  purchased                                  --                     89
 Other liabilities                           --                     --
                                      ---------             ----------
 Total liabilities                            6                     89
                                      ---------             ----------
NET ASSETS:
 For contract liabilities               $15,661               $813,382
                                      =========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,481                 86,404
 Minimum unit fair value #*              $10.58                  $9.08
 Maximum unit fair value #*              $10.58                 $13.78
 Contract liability                     $15,661               $813,382
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                     --
 Minimum unit fair value #*                  --                     --
 Maximum unit fair value #*                  --                     --
 Contract liability                          --                     --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(24) Funded as of June 7, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS GOVERNMENT        MFS INTERNATIONAL              MFS
                                  SECURITIES FUND            VALUE FUND           TECHNOLOGY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       333,685                  68,482                 5,533
                                    ============            ============             =========
  Cost                                $3,402,027              $1,664,770               $80,496
                                    ============            ============             =========
  Market value                        $3,530,388              $1,619,607               $81,885
 Due from Sponsor Company                  4,884                  11,135                    --
 Receivable from fund shares
  sold                                        --                      --                    36
 Other assets                                 37                      --                    --
                                    ------------            ------------             ---------
 Total assets                          3,535,309               1,630,742                81,921
                                    ------------            ------------             ---------
LIABILITIES:
 Due to Sponsor Company                       --                      --                    36
 Payable for fund shares
  purchased                                4,884                  11,135                    --
 Other liabilities                            --                       1                    --
                                    ------------            ------------             ---------
 Total liabilities                         4,884                  11,136                    36
                                    ------------            ------------             ---------
NET ASSETS:
 For contract liabilities             $3,530,425              $1,619,606               $81,885
                                    ============            ============             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      292,312                  82,680                 3,757
 Minimum unit fair value #*               $11.84                  $17.10                $21.68
 Maximum unit fair value #*               $12.39                  $23.65                $21.80
 Contract liability                   $3,530,425              $1,619,606               $81,885
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --

                                                                            MFS INVESTORS
                                    MFS CORE              MFS HIGH             GROWTH
                                  EQUITY SERIES        INCOME SERIES        STOCK SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        637                12,840                822
                                    =========            ==========            =======
  Cost                                $10,197              $103,297             $7,931
                                    =========            ==========            =======
  Market value                         $9,765              $106,443             $9,046
 Due from Sponsor Company                  --                    --                 --
 Receivable from fund shares
  sold                                     --                     4                 --
 Other assets                              --                    --                 --
                                    ---------            ----------            -------
 Total assets                           9,765               106,447              9,046
                                    ---------            ----------            -------
LIABILITIES:
 Due to Sponsor Company                    --                     4                 --
 Payable for fund shares
  purchased                                --                    --                 --
 Other liabilities                         --                    --                 --
                                    ---------            ----------            -------
 Total liabilities                         --                     4                 --
                                    ---------            ----------            -------
NET ASSETS:
 For contract liabilities              $9,765              $106,443             $9,046
                                    =========            ==========            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       908                 8,381                805
 Minimum unit fair value #*            $10.75                $12.70             $11.23
 Maximum unit fair value #*            $10.75                $12.70             $11.23
 Contract liability                    $9,765              $106,443             $9,046
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                    --                 --
 Minimum unit fair value #*                --                    --                 --
 Maximum unit fair value #*                --                    --                 --
 Contract liability                        --                    --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   MFS UTILITIES             MFS GROWTH
                                       SERIES                   FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (29)(30)
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,251                     269
                                     ==========               =========
  Cost                                 $168,422                 $10,644
                                     ==========               =========
  Market value                         $163,018                 $11,148
 Due from Sponsor Company                    --                      --
 Receivable from fund shares
  sold                                        6                       8
 Other assets                                --                       1
                                     ----------               ---------
 Total assets                           163,024                  11,157
                                     ----------               ---------
LIABILITIES:
 Due to Sponsor Company                       6                       8
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------               ---------
 Total liabilities                            6                       8
                                     ----------               ---------
NET ASSETS:
 For contract liabilities              $163,018                 $11,149
                                     ==========               =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           11,627                   1,177
 Minimum unit fair value #*              $12.14                   $9.46
 Maximum unit fair value #*              $14.10                   $9.47
 Contract liability                    $163,018                 $11,149
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                      --
 Minimum unit fair value #*                  --                      --
 Maximum unit fair value #*                  --                      --
 Contract liability                          --                      --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(29) Funded as of May 2, 2011.

(30) Effective August 29, 2011 MFS Core Growth Fund merged with MFS Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BLACKROCK              BLACKROCK               BLACKROCK
                                       GLOBAL               LARGE CAP                 VALUE
                                  ALLOCATION FUND           CORE FUND          OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       463,026                32,199                  1,758
                                    ============            ==========              =========
  Cost                                $8,538,311              $367,773                $32,293
                                    ============            ==========              =========
  Market value                        $8,408,552              $348,720                $32,627
 Due from Sponsor Company                  1,479                    --                     --
 Receivable from fund shares
  sold                                        --                     4                      8
 Other assets                                 --                    --                     --
                                    ------------            ----------              ---------
 Total assets                          8,410,031               348,724                 32,635
                                    ------------            ----------              ---------
LIABILITIES:
 Due to Sponsor Company                       --                     4                      8
 Payable for fund shares
  purchased                                1,479                    --                     --
 Other liabilities                            --                    --                     --
                                    ------------            ----------              ---------
 Total liabilities                         1,479                     4                      8
                                    ------------            ----------              ---------
NET ASSETS:
 For contract liabilities             $8,408,552              $348,720                $32,627
                                    ============            ==========              =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      766,449                41,880                  3,394
 Minimum unit fair value #*               $10.03                 $7.64                  $9.61
 Maximum unit fair value #*               $13.02                 $9.55                  $9.61
 Contract liability                   $8,408,552              $348,720                $32,627
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    --                     --
 Minimum unit fair value #*                   --                    --                     --
 Maximum unit fair value #*                   --                    --                     --
 Contract liability                           --                    --                     --

                                                                                  BLACKROCK
                                    BLACKROCK              BLACKROCK            INTERNATIONAL
                                    SMALL CAP            MID CAP VALUE          OPPORTUNITIES
                                   GROWTH FUND         OPPORTUNITIES FUND         PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      39,572                 54,610                 31,858
                                    ==========             ==========             ==========
  Cost                                $452,028               $738,855               $922,527
                                    ==========             ==========             ==========
  Market value                        $523,139               $899,965               $896,792
 Due from Sponsor Company                   --                     --                     --
 Receivable from fund shares
  sold                                      33                    180                    150
 Other assets                               --                     --                     --
                                    ----------             ----------             ----------
 Total assets                          523,172                900,145                896,942
                                    ----------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                     33                    180                    150
 Payable for fund shares
  purchased                                 --                     --                     --
 Other liabilities                          --                     --                     --
                                    ----------             ----------             ----------
 Total liabilities                          33                    180                    150
                                    ----------             ----------             ----------
NET ASSETS:
 For contract liabilities             $523,139               $899,965               $896,792
                                    ==========             ==========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     50,291                 86,525                 89,252
 Minimum unit fair value #*              $9.60                  $9.51                  $9.84
 Maximum unit fair value #*             $11.83                 $12.34                 $10.07
 Contract liability                   $523,139               $899,965               $896,792
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --                     --
 Minimum unit fair value #*                 --                     --                     --
 Maximum unit fair value #*                 --                     --                     --
 Contract liability                         --                     --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       BLACKROCK
                                        MID CAP                   MUNDER
                                     GROWTH EQUITY             MIDCAP CORE
                                       PORTFOLIO               GROWTH FUND
                                  SUB-ACCOUNT (31)(32)         SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         17,661                    70,016
                                       ==========              ============
  Cost                                   $185,473                $1,728,106
                                       ==========              ============
  Market value                           $198,690                $1,955,748
 Due from Sponsor Company                     648                       275
 Receivable from fund shares
  sold                                         --                        --
 Other assets                                  --                        --
                                       ----------              ------------
 Total assets                             199,338                 1,956,023
                                       ----------              ------------
LIABILITIES:
 Due to Sponsor Company                        --                        --
 Payable for fund shares
  purchased                                   648                       275
 Other liabilities                             --                        --
                                       ----------              ------------
 Total liabilities                            648                       275
                                       ----------              ------------
NET ASSETS:
 For contract liabilities                $198,690                $1,955,748
                                       ==========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             22,481                   155,517
 Minimum unit fair value #*                 $8.83                    $11.85
 Maximum unit fair value #*                 $8.86                    $28.27
 Contract liability                      $198,690                $1,955,748
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                        --
 Minimum unit fair value #*                    --                        --
 Maximum unit fair value #*                    --                        --
 Contract liability                            --                        --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(31) Funded as of March 22, 2011.

(32) Effective September 9, 2011 BlackRock Small/Mid-Cap Growth Fund merged with BlackRock Mid-Cap Growth Equity Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  NEUBERGER BERMAN        NUVEEN TRADEWINDS            OAKMARK
                                      SOCIALLY              INTERNATIONAL           INTERNATIONAL
                                  RESPONSIVE FUND            VALUE FUND             SMALL CAP FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (33)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       32,520                     688                    65,541
                                     ==========               =========              ============
  Cost                                 $528,891                 $15,679                $1,142,082
                                     ==========               =========              ============
  Market value                         $545,640                 $14,785                  $785,838
 Due from Sponsor Company                 1,542                      13                        --
 Receivable from fund shares
  sold                                       --                      --                        15
 Other assets                                --                      --                        --
                                     ----------               ---------              ------------
 Total assets                           547,182                  14,798                   785,853
                                     ----------               ---------              ------------
LIABILITIES:
 Due to Sponsor Company                      --                      --                        15
 Payable for fund shares
  purchased                               1,542                      13                        --
 Other liabilities                           --                      --                        --
                                     ----------               ---------              ------------
 Total liabilities                        1,542                      13                        15
                                     ----------               ---------              ------------
NET ASSETS:
 For contract liabilities              $545,640                 $14,785                  $785,838
                                     ==========               =========              ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      41,854                   1,795                    31,671
 Minimum unit fair value #*              $11.35                   $8.23                    $24.81
 Maximum unit fair value #*              $18.88                   $8.24                    $24.81
 Contract liability                    $545,640                 $14,785                  $785,838
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                      --                        --
 Minimum unit fair value #*                  --                      --                        --
 Maximum unit fair value #*                  --                      --                        --
 Contract liability                          --                      --                        --

                                    THE OAKMARK             OPPENHEIMER
                                     EQUITY AND               CAPITAL               OPPENHEIMER
                                    INCOME FUND          APPRECIATION FUND          GLOBAL FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       294,922                  35,875                  77,894
                                    ============            ============            ============
  Cost                                $7,894,797              $1,465,469              $4,581,905
                                    ============            ============            ============
  Market value                        $7,977,628              $1,536,168              $4,209,366
 Due from Sponsor Company                 16,918                      --                   2,237
 Receivable from fund shares
  sold                                        --                     152                      --
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          7,994,546               1,536,320               4,211,603
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       --                     152                      --
 Payable for fund shares
  purchased                               16,918                      --                   2,237
 Other liabilities                            --                      --                       1
                                    ------------            ------------            ------------
 Total liabilities                        16,918                     152                   2,238
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $7,977,628              $1,536,168              $4,209,365
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      728,995                 142,370                 281,562
 Minimum unit fair value #*               $10.94                  $10.24                   $8.07
 Maximum unit fair value #*               $10.94                  $11.03                  $75.54
 Contract liability                   $7,977,628              $1,536,168              $4,209,365
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --
 Minimum unit fair value #*                   --                      --                      --
 Maximum unit fair value #*                   --                      --                      --
 Contract liability                           --                      --                      --

(33) Funded as of September 5, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                   INTERNATIONAL          OPPENHEIMER
                                    GROWTH FUND         MAIN STREET FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       13,055                 3,890
                                     ==========            ==========
  Cost                                 $342,885              $107,639
                                     ==========            ==========
  Market value                         $335,373              $125,088
 Due from Sponsor Company                    --                    --
 Receivable from fund shares
  sold                                       52                    27
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           335,425               125,115
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      52                    27
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                            1                    --
                                     ----------            ----------
 Total liabilities                           53                    27
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $335,372              $125,088
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           32,674                14,949
 Minimum unit fair value #*               $8.12                 $8.29
 Maximum unit fair value #*              $12.24                 $8.58
 Contract liability                    $335,372              $125,088
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                 GLOBAL STRATEGIC         MAIN STREET              DEVELOPING
                                   INCOME FUND           SMALL CAP FUND           MARKETS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      65,222                  85,849                 114,066
                                    ==========            ============            ============
  Cost                                $261,238              $1,602,726              $3,752,686
                                    ==========            ============            ============
  Market value                        $265,454              $1,703,245              $3,336,819
 Due from Sponsor Company                  170                     835                      --
 Receivable from fund shares
  sold                                      --                      --                   6,685
 Other assets                              220                      --                      --
                                    ----------            ------------            ------------
 Total assets                          265,844               1,704,080               3,343,504
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                      --                   6,685
 Payable for fund shares
  purchased                                170                     835                      --
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total liabilities                         170                     835                   6,685
                                    ----------            ------------            ------------
NET ASSETS:
 For contract liabilities             $265,674              $1,703,245              $3,336,819
                                    ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     21,181                 181,800                 147,971
 Minimum unit fair value #*             $11.94                   $8.61                  $10.52
 Maximum unit fair value #*             $13.08                  $10.49                  $62.49
 Contract liability                   $265,674              $1,703,245              $3,336,819
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                      --
 Minimum unit fair value #*                 --                      --                      --
 Maximum unit fair value #*                 --                      --                      --
 Contract liability                         --                      --                      --

                                                       OPPENHEIMER          OPPENHEIMER
                                   OPPENHEIMER           CAPITAL           INTERNATIONAL
                                   EQUITY FUND         INCOME FUND           BOND FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      11,588                35                 926,115
                                    ==========            ======            ============
  Cost                                $106,028              $279              $5,826,704
                                    ==========            ======            ============
  Market value                         $98,611              $301              $5,751,172
 Due from Sponsor Company                1,348                --                   3,113
 Receivable from fund shares
  sold                                      --                --                      --
 Other assets                               --                --                     320
                                    ----------            ------            ------------
 Total assets                           99,959               301               5,754,605
                                    ----------            ------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                --                      --
 Payable for fund shares
  purchased                              1,348                --                   3,113
 Other liabilities                           1                --                      --
                                    ----------            ------            ------------
 Total liabilities                       1,349                --                   3,113
                                    ----------            ------            ------------
NET ASSETS:
 For contract liabilities              $98,610              $301              $5,751,492
                                    ==========            ======            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      9,462                33                 429,999
 Minimum unit fair value #*             $10.09             $9.10                  $12.39
 Maximum unit fair value #*             $10.43             $9.10                  $14.45
 Contract liability                    $98,610              $301              $5,751,492
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                --                      --
 Minimum unit fair value #*                 --                --                      --
 Maximum unit fair value #*                 --                --                      --
 Contract liability                         --                --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    OPPENHEIMER           OPPENHEIMER
                                 SMALL- & MID- CAP        MAIN STREET
                                     VALUE FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       27,075                56,170
                                     ==========            ==========
  Cost                                 $863,455              $648,707
                                     ==========            ==========
  Market value                         $802,212              $694,817
 Due from Sponsor Company                    --                 1,021
 Receivable from fund shares
  sold                                      176                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           802,388               695,838
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     176                    --
 Payable for fund shares
  purchased                                  --                 1,021
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                          176                 1,021
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $802,212              $694,817
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           91,051                75,152
 Minimum unit fair value #*               $7.37                 $8.36
 Maximum unit fair value #*              $10.10                $10.37
 Contract liability                    $802,212              $694,817
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER            OPPENHEIMER             PUTNAM
                                   GOLD & SPECIAL              REAL                GLOBAL
                                    METALS FUND            ESTATE FUND           EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        56,765                16,909                1,617
                                    ============            ==========            =========
  Cost                                $2,109,487              $274,469              $18,846
                                    ============            ==========            =========
  Market value                        $1,968,607              $340,044              $16,329
 Due from Sponsor Company                     --                30,787                   79
 Receivable from fund shares
  sold                                       355                    --                   --
 Other assets                                 --                    --                   --
                                    ------------            ----------            ---------
 Total assets                          1,968,962               370,831               16,408
                                    ------------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      355                    --                   --
 Payable for fund shares
  purchased                                   --                30,787                   79
 Other liabilities                            --                    --                   --
                                    ------------            ----------            ---------
 Total liabilities                           355                30,787                   79
                                    ------------            ----------            ---------
NET ASSETS:
 For contract liabilities             $1,968,607              $340,044              $16,329
                                    ============            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      110,140                37,811                1,890
 Minimum unit fair value #*               $12.19                 $8.56                $8.64
 Maximum unit fair value #*               $22.03                 $9.35                $8.64
 Contract liability                   $1,968,607              $340,044              $16,329
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    --                   --
 Minimum unit fair value #*                   --                    --                   --
 Maximum unit fair value #*                   --                    --                   --
 Contract liability                           --                    --                   --

                                    PUTNAM VT             PUTNAM VT             PUTNAM VT
                                       HIGH             INTERNATIONAL           MULTI-CAP
                                    YIELD FUND           GROWTH FUND           GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     103,227                 6,243                14,433
                                    ==========            ==========            ==========
  Cost                                $683,398              $123,764              $259,198
                                    ==========            ==========            ==========
  Market value                        $677,170               $86,459              $278,130
 Due from Sponsor Company                   --                    37                     9
 Receivable from fund shares
  sold                                      26                    --                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total assets                          677,196                86,496               278,139
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     26                    --                    --
 Payable for fund shares
  purchased                                 --                    37                     9
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                          26                    37                     9
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $677,170               $86,459              $278,130
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     50,931                 9,582                25,268
 Minimum unit fair value #*             $13.30                 $8.82                $10.94
 Maximum unit fair value #*             $13.30                 $8.82                $10.94
 Contract liability                   $677,170               $84,537              $276,391
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                   218                   159
 Minimum unit fair value #*                 --                 $8.82                $10.94
 Maximum unit fair value #*                 --                 $8.82                $10.94
 Contract liability                         --                $1,922                $1,739

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM
                                     SMALL CAP               PIONEER
                                     VALUE FUND         CULLENVALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       23,273                 3,212
                                     ==========             =========
  Cost                                 $235,886               $56,978
                                     ==========             =========
  Market value                         $304,183               $54,704
 Due from Sponsor Company                    --                     1
 Receivable from fund shares
  sold                                    2,091                    --
 Other assets                                --                    --
                                     ----------             ---------
 Total assets                           306,274                54,705
                                     ----------             ---------
LIABILITIES:
 Due to Sponsor Company                   2,091                    --
 Payable for fund shares
  purchased                                  --                     1
 Other liabilities                           --                    --
                                     ----------             ---------
 Total liabilities                        2,091                     1
                                     ----------             ---------
NET ASSETS:
 For contract liabilities              $304,183               $54,704
                                     ==========             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           22,780                 5,231
 Minimum unit fair value #*               $8.75                $10.44
 Maximum unit fair value #*               $8.75                $10.48
 Contract liability                    $199,413               $54,704
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #           11,969                    --
 Minimum unit fair value #*               $8.75                    --
 Maximum unit fair value #*               $8.75                    --
 Contract liability                    $104,770                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIONEER              PIONEER OAK          ALLIANZ NFJ
                                      EMERGING           RIDGE SMALL CAP       INTERNATIONAL
                                    MARKETS FUND           GROWTH FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (34)
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        65,522                2,777                 359
                                    ============            =========             =======
  Cost                                $1,603,275              $73,226              $6,703
                                    ============            =========             =======
  Market value                        $1,455,907              $77,111              $6,438
 Due from Sponsor Company                     --                   --                  --
 Receivable from fund shares
  sold                                     1,380                    7                   1
 Other assets                                 --                   --                  --
                                    ------------            ---------             -------
 Total assets                          1,457,287               77,118               6,439
                                    ------------            ---------             -------
LIABILITIES:
 Due to Sponsor Company                    1,380                    7                   1
 Payable for fund shares
  purchased                                   --                   --                  --
 Other liabilities                            --                   --                  --
                                    ------------            ---------             -------
 Total liabilities                         1,380                    7                   1
                                    ------------            ---------             -------
NET ASSETS:
 For contract liabilities             $1,455,907              $77,111              $6,438
                                    ============            =========             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      191,688                3,735                 746
 Minimum unit fair value #*                $7.30               $20.50               $8.63
 Maximum unit fair value #*                $7.81               $20.79               $8.63
 Contract liability                   $1,455,907              $77,111              $6,438
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                   --                  --
 Minimum unit fair value #*                   --                   --                  --
 Maximum unit fair value #*                   --                   --                  --
 Contract liability                           --                   --                  --

                                    ALLIANZ NFJ             ALLIANZ NFJ
                                     SMALL CAP                DIVIDEND           MANAGERS CADENCE
                                     VALUE FUND              VALUE FUND            MID-CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        42,577                 173,411                 2,295
                                    ============            ============             =========
  Cost                                  $985,637              $1,817,227               $47,033
                                    ============            ============             =========
  Market value                        $1,184,482              $1,971,678               $53,540
 Due from Sponsor Company                    247                      --                    --
 Receivable from fund shares
  sold                                        --                     674                    14
 Other assets                                 --                      --                    --
                                    ------------            ------------             ---------
 Total assets                          1,184,729               1,972,352                53,554
                                    ------------            ------------             ---------
LIABILITIES:
 Due to Sponsor Company                       --                     674                    14
 Payable for fund shares
  purchased                                  247                      --                    --
 Other liabilities                            --                      --                    --
                                    ------------            ------------             ---------
 Total liabilities                           247                     674                    14
                                    ------------            ------------             ---------
NET ASSETS:
 For contract liabilities             $1,184,482              $1,971,678               $53,540
                                    ============            ============             =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      106,485                 232,853                 5,293
 Minimum unit fair value #*               $10.97                   $8.36                 $8.82
 Maximum unit fair value #*               $11.28                   $8.60                $11.01
 Contract liability                   $1,184,482              $1,971,678               $53,540
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --

(34) Funded as of August 15, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                       PIMCO
                                    PIMCO             EMERGING
                                    TOTAL             MARKETS
                                 RETURN FUND         BOND FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  2,437,063            108,371
                                =============       ============
  Cost                            $26,624,985         $1,106,051
                                =============       ============
  Market value                    $26,490,868         $1,219,172
 Due from Sponsor Company           1,714,921                393
 Receivable from fund shares
  sold                                     --                 --
 Other assets                             431                 14
                                -------------       ------------
 Total assets                      28,206,220          1,219,579
                                -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    --                 --
 Payable for fund shares
  purchased                         1,714,921                393
 Other liabilities                          1                 --
                                -------------       ------------
 Total liabilities                  1,714,922                393
                                -------------       ------------
NET ASSETS:
 For contract liabilities         $26,491,298         $1,219,186
                                =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,942,619             89,328
 Minimum unit fair value #*            $10.87             $12.93
 Maximum unit fair value #*            $14.48             $14.93
 Contract liability               $26,491,298         $1,219,186
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             --                 --
 Minimum unit fair value #*                --                 --
 Maximum unit fair value #*                --                 --
 Contract liability                        --                 --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PIMCO                                   PIONEER
                                   REAL             PIONEER                  HIGH
                                RETURN FUND           FUND                YIELD FUND
                                SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,208,380           12,744                 210,780
                               =============       ==========            ============
  Cost                           $13,500,553         $495,275              $1,916,649
                               =============       ==========            ============
  Market value                   $14,246,798         $492,157              $1,993,978
 Due from Sponsor Company             18,945               --                      --
 Receivable from fund shares
  sold                                    --              251                     628
 Other assets                            298               --                      26
                               -------------       ----------            ------------
 Total assets                     14,266,041          492,408               1,994,632
                               -------------       ----------            ------------
LIABILITIES:
 Due to Sponsor Company                   --              251                     628
 Payable for fund shares
  purchased                           18,945               --                      --
 Other liabilities                       281               --                      --
                               -------------       ----------            ------------
 Total liabilities                    19,226              251                     628
                               -------------       ----------            ------------
NET ASSETS:
 For contract liabilities        $14,246,815         $492,157              $1,994,004
                               =============       ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,052,785           51,036                 160,229
 Minimum unit fair value #*           $11.79            $8.26                  $11.16
 Maximum unit fair value #*           $15.74           $10.41                  $13.44
 Contract liability              $14,246,815         $492,157              $1,994,004
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --               --                      --
 Minimum unit fair value #*               --               --                      --
 Maximum unit fair value #*               --               --                      --
 Contract liability                       --               --                      --

                                      PIONEER                 PIONEER                 PIONEER
                                     STRATEGIC                MID CAP                  GROWTH
                                    INCOME FUND              VALUE FUND          OPPORTUNITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       239,354                  54,836                 10,338
                                    ============            ============             ==========
  Cost                                $2,508,063                $992,112               $226,274
                                    ============            ============             ==========
  Market value                        $2,544,325              $1,078,074               $274,884
 Due from Sponsor Company                  2,653                   1,442                  1,298
 Receivable from fund shares
  sold                                        --                      --                     --
 Other assets                                 41                      --                     --
                                    ------------            ------------             ----------
 Total assets                          2,547,019               1,079,516                276,182
                                    ------------            ------------             ----------
LIABILITIES:
 Due to Sponsor Company                       --                      --                     --
 Payable for fund shares
  purchased                                2,653                   1,442                  1,298
 Other liabilities                            --                      --                     --
                                    ------------            ------------             ----------
 Total liabilities                         2,653                   1,442                  1,298
                                    ------------            ------------             ----------
NET ASSETS:
 For contract liabilities             $2,544,366              $1,078,074               $274,884
                                    ============            ============             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      185,039                 119,987                 22,110
 Minimum unit fair value #*               $13.17                   $8.05                 $12.28
 Maximum unit fair value #*               $14.27                  $10.39                 $12.51
 Contract liability                   $2,544,366              $1,078,074               $274,884
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                     --
 Minimum unit fair value #*                   --                      --                     --
 Maximum unit fair value #*                   --                      --                     --
 Contract liability                           --                      --                     --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM                PUTNAM
                                       EQUITY              HIGH YIELD
                                    INCOME FUND          ADVANTAGE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        6,771                93,148
                                     ==========            ==========
  Cost                                  $97,954              $537,086
                                     ==========            ==========
  Market value                         $101,630              $532,808
 Due from Sponsor Company                    33                 1,658
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           101,663               534,466
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                    --
 Payable for fund shares
  purchased                                  33                 1,658
 Other liabilities                            1                    --
                                     ----------            ----------
 Total liabilities                           34                 1,658
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $101,629              $532,808
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           10,078                40,693
 Minimum unit fair value #*               $8.97                $12.49
 Maximum unit fair value #*              $11.57                $14.03
 Contract liability                    $101,629              $532,808
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                                  PUTNAM
                                  INTERNATIONAL            PUTNAM            MULTI-CAP
                                   EQUITY FUND         INVESTORS FUND       GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      31,577                 54                  70
                                    ==========             ======             =======
  Cost                                $591,214               $603              $3,167
                                    ==========             ======             =======
  Market value                        $503,972               $680              $3,363
 Due from Sponsor Company                   --                 --                  --
 Receivable from fund shares
  sold                                      15                 --                   3
 Other assets                               --                 --                  --
                                    ----------             ------             -------
 Total assets                          503,987                680               3,366
                                    ----------             ------             -------
LIABILITIES:
 Due to Sponsor Company                     15                 --                   3
 Payable for fund shares
  purchased                                 --                 --                  --
 Other liabilities                          --                 --                  --
                                    ----------             ------             -------
 Total liabilities                          15                 --                   3
                                    ----------             ------             -------
NET ASSETS:
 For contract liabilities             $503,972               $680              $3,363
                                    ==========             ======             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     40,915                 85                 367
 Minimum unit fair value #*              $6.01              $7.99               $8.61
 Maximum unit fair value #*             $12.46              $7.99              $10.04
 Contract liability                   $503,972               $680              $3,363
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                 --                  --
 Minimum unit fair value #*                 --                 --                  --
 Maximum unit fair value #*                 --                 --                  --
 Contract liability                         --                 --                  --

                                       PUTNAM
                                   INTERNATIONAL              PUTNAM                ROYCE
                                      CAPITAL               SMALL CAP               TOTAL
                                 OPPORTUNITIES FUND        GROWTH FUND           RETURN FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       12,423                  6,084                14,422
                                     ==========             ==========            ==========
  Cost                                 $382,941                $96,188              $142,977
                                     ==========             ==========            ==========
  Market value                         $338,037               $105,792              $142,782
 Due from Sponsor Company                    --                    120                    18
 Receivable from fund shares
  sold                                      163                     --                    --
 Other assets                                --                     --                    --
                                     ----------             ----------            ----------
 Total assets                           338,200                105,912               142,800
                                     ----------             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     163                     --                    --
 Payable for fund shares
  purchased                                  --                    120                    18
 Other liabilities                           --                     --                    --
                                     ----------             ----------            ----------
 Total liabilities                          163                    120                    18
                                     ----------             ----------            ----------
NET ASSETS:
 For contract liabilities              $338,037               $105,792              $142,782
                                     ==========             ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      46,183                 12,189                 7,117
 Minimum unit fair value #*               $6.82                  $7.86                $19.81
 Maximum unit fair value #*               $7.74                  $9.93                $20.24
 Contract liability                    $338,037               $105,792              $142,782
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                    --
 Minimum unit fair value #*                  --                     --                    --
 Maximum unit fair value #*                  --                     --                    --
 Contract liability                          --                     --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       ROYCE
                                       VALUE                 ROYCE
                                     PLUS FUND             VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       49,335                53,294
                                     ==========            ==========
  Cost                                 $637,271              $471,797
                                     ==========            ==========
  Market value                         $592,023              $476,985
 Due from Sponsor Company                   291                   868
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                    --
                                     ----------            ----------
 Total assets                           592,314               477,853
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                    --
 Payable for fund shares
  purchased                                 291                   868
 Other liabilities                           --                    --
                                     ----------            ----------
 Total liabilities                          291                   868
                                     ----------            ----------
NET ASSETS:
 For contract liabilities              $592,023              $476,985
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           52,535                23,710
 Minimum unit fair value #*               $9.69                $19.68
 Maximum unit fair value #*              $12.72                $20.38
 Contract liability                    $592,023              $476,985
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                  --                    --
 Maximum unit fair value #*                  --                    --
 Contract liability                          --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           COLUMBIA
                                                         DIVERSIFIED             COLUMBIA
                                                            EQUITY            MID CAP VALUE
                                  RS VALUE FUND          INCOME FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      38,864                11,329                40,138
                                    ==========            ==========            ==========
  Cost                                $904,733              $103,502              $239,072
                                    ==========            ==========            ==========
  Market value                        $895,424              $106,610              $288,190
 Due from Sponsor Company                  622                    --                   293
 Receivable from fund shares
  sold                                      --                    46                    --
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total assets                          896,046               106,656               288,483
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    46                    --
 Payable for fund shares
  purchased                                622                    --                   293
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                         622                    46                   293
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities             $895,424              $106,610              $288,190
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     80,953                13,934                35,363
 Minimum unit fair value #*             $11.06                 $7.62                 $8.10
 Maximum unit fair value #*             $11.06                 $7.81                 $8.39
 Contract liability                   $895,424              $106,610              $288,190
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*                 --                    --                    --
 Maximum unit fair value #*                 --                    --                    --
 Contract liability                         --                    --                    --

                                   COLUMBIA             RIDGEWORTH             RIDGEWORTH
                                 MULTI-ADVISOR          SMALL CAP               MID-CAP
                                   SMALL CAP              VALUE                  VALUE
                                  VALUE FUND           EQUITY FUND            EQUITY FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    1,033                  80,571                53,953
                                    =======            ============            ==========
  Cost                               $4,166              $1,067,969              $613,716
                                    =======            ============            ==========
  Market value                       $5,556                $982,162              $526,041
 Due from Sponsor Company                --                   1,652                 2,038
 Receivable from fund shares
  sold                                    5                      --                    --
 Other assets                            --                      --                    --
                                    -------            ------------            ----------
 Total assets                         5,561                 983,814               528,079
                                    -------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                   5                      --                    --
 Payable for fund shares
  purchased                              --                   1,652                 2,038
 Other liabilities                       --                      --                    --
                                    -------            ------------            ----------
 Total liabilities                        5                   1,652                 2,038
                                    -------            ------------            ----------
NET ASSETS:
 For contract liabilities            $5,556                $982,162              $526,041
                                    =======            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     598                  46,569                24,609
 Minimum unit fair value #*           $9.29                  $20.80                $21.16
 Maximum unit fair value #*           $9.29                  $21.55                $21.92
 Contract liability                  $5,556                $982,162              $526,041
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                      --                    --
 Minimum unit fair value #*              --                      --                    --
 Maximum unit fair value #*              --                      --                    --
 Contract liability                      --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     RIDGEWORTH           DWS RREEF
                                    TOTAL RETURN         REAL ESTATE
                                     BOND FUND         SECURITIES FUND
                                  SUB-ACCOUNT (35)       SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       53,019                524
                                     ==========            =======
  Cost                                 $572,447             $7,276
                                     ==========            =======
  Market value                         $590,106             $9,970
 Due from Sponsor Company                    --                 --
 Receivable from fund shares
  sold                                       20                 --
 Other assets                                 8                 --
                                     ----------            -------
 Total assets                           590,134              9,970
                                     ----------            -------
LIABILITIES:
 Due to Sponsor Company                      20                 --
 Payable for fund shares
  purchased                                  --                 --
 Other liabilities                           --                 --
                                     ----------            -------
 Total liabilities                           20                 --
                                     ----------            -------
NET ASSETS:
 For contract liabilities              $590,114             $9,970
                                     ==========            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           51,697                889
 Minimum unit fair value #*              $11.19             $11.22
 Maximum unit fair value #*              $11.42             $11.22
 Contract liability                    $590,114             $9,970
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                 --
 Minimum unit fair value #*                  --                 --
 Maximum unit fair value #*                  --                 --
 Contract liability                          --                 --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(35) Funded as of January 19, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       DWS                     DWS
                                      DREMAN            ENHANCED EMERGING             SSGA
                                   HIGH RETURN            MARKETS FIXED             S&P 500
                                   EQUITY FUND             INCOME FUND             INDEX FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (36)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      13,366                  3,678                  47,414
                                    ==========              =========              ==========
  Cost                                $503,392                $38,762                $927,901
                                    ==========              =========              ==========
  Market value                        $422,352                $36,702                $979,562
 Due from Sponsor Company                   --                     26                      --
 Receivable from fund shares
  sold                                      88                     --                      --
 Other assets                               --                     --                      --
                                    ----------              ---------              ----------
 Total assets                          422,440                 36,728                 979,562
                                    ----------              ---------              ----------
LIABILITIES:
 Due to Sponsor Company                     88                     --                      --
 Payable for fund shares
  purchased                                 --                     26                      --
 Other liabilities                          --                     --                      --
                                    ----------              ---------              ----------
 Total liabilities                          88                     26                      --
                                    ----------              ---------              ----------
NET ASSETS:
 For contract liabilities             $422,352                $36,702                $979,562
                                    ==========              =========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     57,815                  2,603                  85,145
 Minimum unit fair value #*              $6.62                 $14.09                  $10.71
 Maximum unit fair value #*              $8.26                 $14.17                  $20.66
 Contract liability                   $422,352                $36,702                $979,562
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --                      --
 Minimum unit fair value #*                 --                     --                      --
 Maximum unit fair value #*                 --                     --                      --
 Contract liability                         --                     --                      --

                                       DWS
                                    GROWTH &                DWS                 LEGG MASON
                                   INCOME VIP              GLOBAL              CLEARBRIDGE
                                    PORTFOLIO          THEMATIC FUND        APPRECIATION FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (37)
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      5,210                 9,815                   42
                                    =========            ==========               ======
  Cost                                $38,525              $257,332                 $563
                                    =========            ==========               ======
  Market value                        $38,866              $197,289                 $576
 Due from Sponsor Company                  --                    --                   --
 Receivable from fund shares
  sold                                      2                    80                   --
 Other assets                              --                    --                   --
                                    ---------            ----------               ------
 Total assets                          38,868               197,369                  576
                                    ---------            ----------               ------
LIABILITIES:
 Due to Sponsor Company                     2                    80                   --
 Payable for fund shares
  purchased                                --                    --                   --
 Other liabilities                         --                     1                   --
                                    ---------            ----------               ------
 Total liabilities                          2                    81                   --
                                    ---------            ----------               ------
NET ASSETS:
 For contract liabilities             $38,866              $197,288                 $576
                                    =========            ==========               ======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,950                25,310                   60
 Minimum unit fair value #*             $9.84                 $7.57                $9.67
 Maximum unit fair value #*             $9.84                 $9.18                $9.67
 Contract liability                   $38,866              $197,288                 $576
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                    --                   --
 Minimum unit fair value #*                --                    --                   --
 Maximum unit fair value #*                --                    --                   --
 Contract liability                        --                    --                   --

(36) Formerly DWS Emerging Markets Fixed Income Fund. Change effective April 15, 2011.

(37) Funded as of October 17, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        LEGG MASON
                                    LEGG MASON           PARTNERS
                                    CLEARBRIDGE         CLEARBRIDGE
                                    AGGRESSIVE          FUNDAMENTAL
                                    GROWTH FUND         VALUE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         770                231
                                     =========            =======
  Cost                                 $87,096             $2,860
                                     =========            =======
  Market value                         $84,578             $2,922
 Due from Sponsor Company                   --                 --
 Receivable from fund shares
  sold                                      17                  2
 Other assets                               --                 --
                                     ---------            -------
 Total assets                           84,595              2,924
                                     ---------            -------
LIABILITIES:
 Due to Sponsor Company                     17                  2
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          --                 --
                                     ---------            -------
 Total liabilities                          17                  2
                                     ---------            -------
NET ASSETS:
 For contract liabilities              $84,578             $2,922
                                     =========            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           9,157                303
 Minimum unit fair value #*              $8.90              $9.65
 Maximum unit fair value #*             $10.21              $9.65
 Contract liability                    $84,578             $2,922
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --                 --
 Minimum unit fair value #*                 --                 --
 Maximum unit fair value #*                 --                 --
 Contract liability                         --                 --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON            LEGG MASON
                                   CLEARBRIDGE           CLEARBRIDGE             THORNBURG
                                     MID CAP              SMALL CAP            INTERNATIONAL
                                    CORE FUND            GROWTH FUND             VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       5,331                13,465                 185,714
                                    ==========            ==========            ============
  Cost                                $105,128              $201,632              $4,615,956
                                    ==========            ==========            ============
  Market value                        $109,382              $233,323              $4,465,033
 Due from Sponsor Company                   --                    --                   4,229
 Receivable from fund shares
  sold                                      31                    44                      --
 Other assets                               --                    --                       1
                                    ----------            ----------            ------------
 Total assets                          109,413               233,367               4,469,263
                                    ----------            ----------            ------------
LIABILITIES:
 Due to Sponsor Company                     31                    44                      --
 Payable for fund shares
  purchased                                 --                    --                   4,229
 Other liabilities                          --                    --                      --
                                    ----------            ----------            ------------
 Total liabilities                          31                    44                   4,229
                                    ----------            ----------            ------------
NET ASSETS:
 For contract liabilities             $109,382              $233,323              $4,465,034
                                    ==========            ==========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      5,744                21,595                 429,502
 Minimum unit fair value #*             $18.78                $10.34                   $7.21
 Maximum unit fair value #*             $19.18                $12.32                  $16.17
 Contract liability                   $109,382              $233,323              $4,465,034
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                      --
 Minimum unit fair value #*                 --                    --                      --
 Maximum unit fair value #*                 --                    --                      --
 Contract liability                         --                    --                      --


                                                          THORNBURG           TIMOTHY PLAN
                                    THORNBURG                CORE             LARGE/MID CAP
                                    VALUE FUND           GROWTH FUND           VALUE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      28,163                60,716                2,495
                                    ==========            ==========            =========
  Cost                                $906,070              $991,249              $33,257
                                    ==========            ==========            =========
  Market value                        $821,740              $958,397              $33,287
 Due from Sponsor Company                   --                    --                   --
 Receivable from fund shares
  sold                                     333                   272                   11
 Other assets                               --                    --                   --
                                    ----------            ----------            ---------
 Total assets                          822,073               958,669               33,298
                                    ----------            ----------            ---------
LIABILITIES:
 Due to Sponsor Company                    333                   272                   11
 Payable for fund shares
  purchased                                 --                    --                   --
 Other liabilities                          --                    --                   --
                                    ----------            ----------            ---------
 Total liabilities                         333                   272                   11
                                    ----------            ----------            ---------
NET ASSETS:
 For contract liabilities             $821,740              $958,397              $33,287
                                    ==========            ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     69,867               104,262                2,788
 Minimum unit fair value #*              $7.40                 $7.64               $11.86
 Maximum unit fair value #*             $17.58                $18.57               $12.06
 Contract liability                   $821,740              $958,397              $33,287
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                   --
 Minimum unit fair value #*                 --                    --                   --
 Maximum unit fair value #*                 --                    --                   --
 Contract liability                         --                    --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          T. ROWE PRICE
                                    UBS DYNAMIC               GROWTH
                                     ALPHA FUND             STOCK FUND
                                  SUB-ACCOUNT (38)         SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         549                   56,911
                                      ========             ============
  Cost                                  $3,338               $1,660,557
                                      ========             ============
  Market value                          $3,316               $1,768,792
 Due from Sponsor Company                   --                    2,858
 Receivable from fund shares
  sold                                       1                       --
 Other assets                               --                       --
                                      --------             ------------
 Total assets                            3,317                1,771,650
                                      --------             ------------
LIABILITIES:
 Due to Sponsor Company                      1                       --
 Payable for fund shares
  purchased                                 --                    2,858
 Other liabilities                          --                        1
                                      --------             ------------
 Total liabilities                           1                    2,859
                                      --------             ------------
NET ASSETS:
 For contract liabilities               $3,316               $1,768,791
                                      ========             ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             228                  192,139
 Minimum unit fair value #*             $14.56                    $9.05
 Maximum unit fair value #*             $14.56                    $9.48
 Contract liability                     $3,316               $1,768,791
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --                       --
 Minimum unit fair value #*                 --                       --
 Maximum unit fair value #*                 --                       --
 Contract liability                         --                       --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(38) Funded as of July 11, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  T. ROWE PRICE          T. ROWE PRICE           T. ROWE PRICE
                                  EQUITY-INCOME            RETIREMENT              RETIREMENT
                                       FUND                2010 FUND               2020 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      36,822                  92,147                 369,030
                                    ==========            ============            ============
  Cost                                $754,630              $1,205,420              $5,229,743
                                    ==========            ============            ============
  Market value                        $846,179              $1,372,070              $5,797,460
 Due from Sponsor Company                    5                     442                   2,753
 Receivable from fund shares
  sold                                      --                      --                      --
 Other assets                               --                      --                       1
                                    ----------            ------------            ------------
 Total assets                          846,184               1,372,512               5,800,214
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     --                      --                      --
 Payable for fund shares
  purchased                                  5                     442                   2,753
 Other liabilities                          --                       1                      --
                                    ----------            ------------            ------------
 Total liabilities                           5                     443                   2,753
                                    ----------            ------------            ------------
NET ASSETS:
 For contract liabilities             $846,179              $1,372,069              $5,797,461
                                    ==========            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    102,786                 133,106                 582,191
 Minimum unit fair value #*              $8.11                  $10.20                   $9.83
 Maximum unit fair value #*              $8.49                  $10.54                  $10.16
 Contract liability                   $846,179              $1,372,069              $5,797,461
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                      --                      --
 Minimum unit fair value #*                 --                      --                      --
 Maximum unit fair value #*                 --                      --                      --
 Contract liability                         --                      --                      --

                                   T. ROWE PRICE           T. ROWE PRICE          T. ROWE PRICE
                                     RETIREMENT              RETIREMENT             RETIREMENT
                                     2030 FUND               2040 FUND              2050 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       242,216                 132,264                91,145
                                    ============            ============            ==========
  Cost                                $3,584,491              $1,943,435              $742,318
                                    ============            ============            ==========
  Market value                        $3,960,225              $2,169,123              $833,977
 Due from Sponsor Company                  1,522                      --                    --
 Receivable from fund shares
  sold                                        --                     440                    66
 Other assets                                 --                      --                    --
                                    ------------            ------------            ----------
 Total assets                          3,961,747               2,169,563               834,043
                                    ------------            ------------            ----------
LIABILITIES:
 Due to Sponsor Company                       --                     440                    66
 Payable for fund shares
  purchased                                1,522                      --                    --
 Other liabilities                            --                      --                    --
                                    ------------            ------------            ----------
 Total liabilities                         1,522                     440                    66
                                    ------------            ------------            ----------
NET ASSETS:
 For contract liabilities             $3,960,225              $2,169,123              $833,977
                                    ============            ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      411,691                 229,247                88,147
 Minimum unit fair value #*                $9.49                   $9.37                 $9.37
 Maximum unit fair value #*                $9.81                   $9.69                 $9.63
 Contract liability                   $3,960,225              $2,169,123              $833,977
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                    --
 Minimum unit fair value #*                   --                      --                    --
 Maximum unit fair value #*                   --                      --                    --
 Contract liability                           --                      --                    --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   T. ROWE PRICE
                                     RETIREMENT           UBS GLOBAL
                                    INCOME FUND         ALLOCATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       18,393                 116
                                     ==========             =======
  Cost                                 $210,583              $1,206
                                     ==========             =======
  Market value                         $238,002              $1,017
 Due from Sponsor Company                    --                  --
 Receivable from fund shares
  sold                                       85                   3
 Other assets                                 1                  --
                                     ----------             -------
 Total assets                           238,088               1,020
                                     ----------             -------
LIABILITIES:
 Due to Sponsor Company                      85                   3
 Payable for fund shares
  purchased                                  --                  --
 Other liabilities                           --                  --
                                     ----------             -------
 Total liabilities                           85                   3
                                     ----------             -------
NET ASSETS:
 For contract liabilities              $238,003              $1,017
                                     ==========             =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           22,499                 112
 Minimum unit fair value #*              $10.51               $8.66
 Maximum unit fair value #*              $10.87               $9.92
 Contract liability                    $238,003              $1,017
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                  --
 Minimum unit fair value #*                  --                  --
 Maximum unit fair value #*                  --                  --
 Contract liability                          --                  --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      VANGUARD               VANGUARD               VANGUARD
                                     SMALL-CAP               MID-CAP           TOTAL BOND MARKET
                                     INDEX FUND             INDEX FUND             INDEX FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        42,003                19,619                 45,273
                                    ============            ==========             ==========
  Cost                                $1,308,399              $368,226               $484,175
                                    ============            ==========             ==========
  Market value                        $1,402,049              $385,508               $498,003
 Due from Sponsor Company                  1,257                   716                     --
 Receivable from fund shares
  sold                                        --                    --                      3
 Other assets                                 --                    --                      7
                                    ------------            ----------             ----------
 Total assets                          1,403,306               386,224                498,013
                                    ------------            ----------             ----------
LIABILITIES:
 Due to Sponsor Company                       --                    --                      3
 Payable for fund shares
  purchased                                1,257                   716                     --
 Other liabilities                             1                    --                     --
                                    ------------            ----------             ----------
 Total liabilities                         1,258                   716                      3
                                    ------------            ----------             ----------
NET ASSETS:
 For contract liabilities             $1,402,048              $385,508               $498,010
                                    ============            ==========             ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      114,421                31,773                 43,524
 Minimum unit fair value #*               $12.25                $12.13                 $11.44
 Maximum unit fair value #*               $12.25                $12.13                 $11.44
 Contract liability                   $1,402,048              $385,508               $498,010
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    --                     --
 Minimum unit fair value #*                   --                    --                     --
 Maximum unit fair value #*                   --                    --                     --
 Contract liability                           --                    --                     --

                                      VANGUARD                VICTORY                 VICTORY
                                 TOTAL STOCK MARKET         DIVERSIFIED               SPECIAL
                                     INDEX FUND              STOCK FUND              VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        8,418                   79,056                 144,067
                                     ==========             ============            ============
  Cost                                 $263,661               $1,143,924              $2,145,197
                                     ==========             ============            ============
  Market value                         $263,403               $1,143,146              $2,096,168
 Due from Sponsor Company                    --                  291,997                      --
 Receivable from fund shares
  sold                                       --                       --                     166
 Other assets                                --                       --                      --
                                     ----------             ------------            ------------
 Total assets                           263,403                1,435,143               2,096,334
                                     ----------             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      --                       --                     166
 Payable for fund shares
  purchased                                  --                  291,997                      --
 Other liabilities                           --                       --                      --
                                     ----------             ------------            ------------
 Total liabilities                           --                  291,997                     166
                                     ----------             ------------            ------------
NET ASSETS:
 For contract liabilities              $263,403               $1,143,146              $2,096,168
                                     ==========             ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      22,508                  102,190                 207,678
 Minimum unit fair value #*              $11.70                    $8.18                   $7.53
 Maximum unit fair value #*              $11.70                   $14.46                  $14.55
 Contract liability                    $263,403               $1,143,146              $2,096,168
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                       --                      --
 Minimum unit fair value #*                  --                       --                      --
 Maximum unit fair value #*                  --                       --                      --
 Contract liability                          --                       --                      --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       VICTORY                VICTORY
                                    SMALL COMPANY           ESTABLISHED
                                   OPPORTUNITY FUND          VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         52,384                19,629
                                     ============            ==========
  Cost                                 $1,359,287              $493,173
                                     ============            ==========
  Market value                         $1,584,083              $497,591
 Due from Sponsor Company                   1,149                    63
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total assets                           1,585,232               497,654
                                     ------------            ----------
LIABILITIES:
 Due to Sponsor Company                        --                    --
 Payable for fund shares
  purchased                                 1,149                    63
 Other liabilities                             --                     1
                                     ------------            ----------
 Total liabilities                          1,149                    64
                                     ------------            ----------
NET ASSETS:
 For contract liabilities              $1,584,083              $497,590
                                     ============            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            138,592                24,245
 Minimum unit fair value #*                $11.19                $20.09
 Maximum unit fair value #*                $11.72                $20.81
 Contract liability                    $1,584,083              $497,590
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    --
 Minimum unit fair value #*                    --                    --
 Maximum unit fair value #*                    --                    --
 Contract liability                            --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO                                     INVESCO
                                     VAN KAMPEN               INVESCO           VAN KAMPEN
                                     SMALL CAP               VAN KAMPEN         EQUITY AND
                                    GROWTH FUND            COMSTOCK FUND        INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       131,039                 285,410           1,964,743
                                    ============            ============       =============
  Cost                                $1,241,817              $5,036,420         $16,408,268
                                    ============            ============       =============
  Market value                        $1,261,904              $4,341,080         $16,346,660
 Due from Sponsor Company                  1,181                      --                  --
 Receivable from fund shares
  sold                                        --                   1,059               1,673
 Other assets                                 --                      --                   1
                                    ------------            ------------       -------------
 Total assets                          1,263,085               4,342,139          16,348,334
                                    ------------            ------------       -------------
LIABILITIES:
 Due to Sponsor Company                       --                   1,059               1,673
 Payable for fund shares
  purchased                                1,181                      --                  --
 Other liabilities                            --                      --                  --
                                    ------------            ------------       -------------
 Total liabilities                         1,181                   1,059               1,673
                                    ------------            ------------       -------------
NET ASSETS:
 For contract liabilities             $1,261,904              $4,341,080         $16,346,661
                                    ============            ============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      123,675                 326,258           1,228,879
 Minimum unit fair value #*                $9.49                   $8.13               $8.32
 Maximum unit fair value #*               $11.33                  $15.21              $16.24
 Contract liability                   $1,261,904              $4,341,080         $16,346,661
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                  --
 Minimum unit fair value #*                   --                      --                  --
 Maximum unit fair value #*                   --                      --                  --
 Contract liability                           --                      --                  --

                                      INVESCO                INVESCO              INVESCO
                                     VAN KAMPEN             VAN KAMPEN          VAN KAMPEN
                                     GROWTH AND              MID CAP           U.S. MORTGAGE
                                    INCOME FUND            GROWTH FUND             FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       130,322                29,105                 27
                                    ============            ==========            =======
  Cost                                $2,184,978              $694,640               $355
                                    ============            ==========            =======
  Market value                        $2,420,082              $729,663               $354
 Due from Sponsor Company                    381                    --                 --
 Receivable from fund shares
  sold                                        --                   130                  1
 Other assets                                 --                    --                 --
                                    ------------            ----------            -------
 Total assets                          2,420,463               729,793                355
                                    ------------            ----------            -------
LIABILITIES:
 Due to Sponsor Company                       --                   130                  1
 Payable for fund shares
  purchased                                  381                    --                 --
 Other liabilities                            --                    --                 --
                                    ------------            ----------            -------
 Total liabilities                           381                   130                  1
                                    ------------            ----------            -------
NET ASSETS:
 For contract liabilities             $2,420,082              $729,663               $354
                                    ============            ==========            =======
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      264,776                64,552                 30
 Minimum unit fair value #*                $8.32                 $9.94             $11.67
 Maximum unit fair value #*               $10.47                $12.30             $12.21
 Contract liability                   $2,420,082              $729,663               $354
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                    --                 --
 Minimum unit fair value #*                   --                    --                 --
 Maximum unit fair value #*                   --                    --                 --
 Contract liability                           --                    --                 --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO               INVESCO
                                     VAN KAMPEN           VAN KAMPEN
                                     SMALL CAP             AMERICAN
                                     VALUE FUND           VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       46,953                  958
                                     ==========            =========
  Cost                                 $750,453              $24,510
                                     ==========            =========
  Market value                         $724,490              $26,120
 Due from Sponsor Company                 1,334                  202
 Receivable from fund shares
  sold                                       --                   --
 Other assets                                --                   --
                                     ----------            ---------
 Total assets                           725,824               26,322
                                     ----------            ---------
LIABILITIES:
 Due to Sponsor Company                      --                   --
 Payable for fund shares
  purchased                               1,334                  202
 Other liabilities                           --                   --
                                     ----------            ---------
 Total liabilities                        1,334                  202
                                     ----------            ---------
NET ASSETS:
 For contract liabilities              $724,490              $26,120
                                     ==========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           34,166                1,201
 Minimum unit fair value #*              $20.68               $21.75
 Maximum unit fair value #*              $21.42               $21.75
 Contract liability                    $724,490              $26,120
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                   --
 Minimum unit fair value #*                  --                   --
 Maximum unit fair value #*                  --                   --
 Contract liability                          --                   --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MORGAN STANLEY             INVESCO
                                  INSTITUTIONAL            VAN KAMPEN                 INVESCO
                                   OPPORTUNITY               VALUE                  DIVERSIFIED
                                    PORTFOLIO          OPPORTUNITIES FUND          DIVIDEND FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (39)(40)      SUB-ACCOUNT (39)(41)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,570                  68,196                    28,666
                                    =========              ==========                ==========
  Cost                                $56,588                $674,367                  $372,774
                                    =========              ==========                ==========
  Market value                        $68,135                $622,634                  $340,556
 Due from Sponsor Company                  --                      --                         2
 Receivable from fund shares
  sold                                     39                      23                        --
 Other assets                              --                      --                        --
                                    ---------              ----------                ----------
 Total assets                          68,174                 622,657                   340,558
                                    ---------              ----------                ----------
LIABILITIES:
 Due to Sponsor Company                    39                      23                        --
 Payable for fund shares
  purchased                                --                      --                         2
 Other liabilities                         --                      --                        --
                                    ---------              ----------                ----------
 Total liabilities                         39                      23                         2
                                    ---------              ----------                ----------
NET ASSETS:
 For contract liabilities             $68,135                $622,634                  $340,556
                                    =========              ==========                ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     5,655                  67,682                    35,796
 Minimum unit fair value #*            $11.98                   $9.14                     $9.48
 Maximum unit fair value #*            $12.08                   $9.20                     $9.53
 Contract liability                   $68,135                $622,634                  $340,556
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                      --                        --
 Minimum unit fair value #*                --                      --                        --
 Maximum unit fair value #*                --                      --                        --
 Contract liability                        --                      --                        --

                                           INVESCO
                                         VAN KAMPEN                      INVESCO
                                          AMERICAN                     GLOBAL CORE             VANGUARD 500
                                       FRANCHISE FUND                  EQUITY FUND              INDEX FUND
                                SUB-ACCOUNT (39)(42)(43)(44)      SUB-ACCOUNT (39)(45)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            3,943                         1,878                    7,865
                                          =========                     =========               ==========
  Cost                                      $49,708                       $25,177                 $865,754
                                          =========                     =========               ==========
  Market value                              $44,007                       $21,576                 $910,766
 Due from Sponsor Company                        --                            --                      346
 Receivable from fund shares
  sold                                           26                             5                       --
 Other assets                                    --                            --                       --
                                          ---------                     ---------               ----------
 Total assets                                44,033                        21,581                  911,112
                                          ---------                     ---------               ----------
LIABILITIES:
 Due to Sponsor Company                          26                             5                       --
 Payable for fund shares
  purchased                                      --                            --                      346
 Other liabilities                               --                            --                        1
                                          ---------                     ---------               ----------
 Total liabilities                               26                             5                      347
                                          ---------                     ---------               ----------
NET ASSETS:
 For contract liabilities                   $44,007                       $21,576                 $910,765
                                          =========                     =========               ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                           4,975                         2,553                   78,493
 Minimum unit fair value #*                   $8.84                         $8.44                   $11.60
 Maximum unit fair value #*                   $8.87                         $8.46                   $11.60
 Contract liability                         $44,007                       $21,576                 $910,765
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                              --                            --                       --
 Minimum unit fair value #*                      --                            --                       --
 Maximum unit fair value #*                      --                            --                       --
 Contract liability                              --                            --                       --

(39) Funded as of May 20, 2011.

(40) Effective May 20, 2011 Invesco Basic Value Fund merged with Invesco Van Kampen Value Opportunities Fund.

(41) Effective May 20, 2011 Invesco Financial Services Fund merged with Invesco Diversified Dividend Fund.

(42) Effective May 20, 2011 Invesco Large Cap Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(43) Effective May 20, 2011 Invesco Van Kampen Enterprise Fund merged with Invesco Van Kampen American Franchise Fund.

(44) Effective May 20, 2011 Invesco Van Kampen Capital Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(45) Effective May 20, 2011 Invesco Van Kampen Global Franchise Fund merged with Invesco Global Core Equity Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                     ADVANTAGE            ADVANTAGE
                                   INTERNATIONAL         TOTAL RETURN
                                    EQUITY FUND           BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,978                 9,066
                                     =========            ==========
  Cost                                 $42,560              $119,312
                                     =========            ==========
  Market value                         $36,600              $119,402
 Due from Sponsor Company                  679                    --
 Receivable from fund shares
  sold                                      --                    41
 Other assets                               --                     2
                                     ---------            ----------
 Total assets                           37,279               119,445
                                     ---------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    41
 Payable for fund shares
  purchased                                679                    --
 Other liabilities                           1                    --
                                     ---------            ----------
 Total liabilities                         680                    41
                                     ---------            ----------
NET ASSETS:
 For contract liabilities              $36,599              $119,404
                                     =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           4,243                11,012
 Minimum unit fair value #*              $6.70                $10.77
 Maximum unit fair value #*              $9.07                $10.87
 Contract liability                    $36,599              $119,404
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              --                    --
 Minimum unit fair value #*                 --                    --
 Maximum unit fair value #*                 --                    --
 Contract liability                         --                    --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     LEGG MASON
                                                                                      PARTNERS
                                  COLUMBIA SELIGMAN        COLUMBIA SELIGMAN         CLEARBRIDGE
                                  COMMUNICATIONS AND             GLOBAL               SMALL CAP             BALANCED
                                   INFORMATION FUND         TECHNOLOGY FUND          VALUE FUND          STRATEGY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         8,130                    5,447                 1,858                11,917
                                      ==========               ==========             =========            ==========
  Cost                                  $302,068                  $95,288               $29,784              $120,527
                                      ==========               ==========             =========            ==========
  Market value                          $331,702                 $105,619               $31,473              $118,217
 Due from Sponsor Company                     --                        6                    --                    --
 Receivable from fund shares
  sold                                        53                       --                     5                    72
 Other assets                                 --                        1                    --                    --
                                      ----------               ----------             ---------            ----------
 Total assets                            331,755                  105,626                31,478               118,289
                                      ----------               ----------             ---------            ----------
LIABILITIES:
 Due to Sponsor Company                       53                       --                     5                    72
 Payable for fund shares
  purchased                                   --                        6                    --                    --
 Other liabilities                             1                       --                    --                    --
                                      ----------               ----------             ---------            ----------
 Total liabilities                            54                        6                     5                    72
                                      ----------               ----------             ---------            ----------
NET ASSETS:
 For contract liabilities               $331,701                 $105,620               $31,473              $118,217
                                      ==========               ==========             =========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       27,966                    9,848                 3,099                 7,368
 Minimum unit fair value #*               $10.98                   $10.63                 $9.94                $16.03
 Maximum unit fair value #*               $15.00                   $11.09                $10.28                $16.38
 Contract liability                     $331,701                 $105,620               $31,473              $118,217
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                    --                    --
 Minimum unit fair value #*                   --                       --                    --                    --
 Maximum unit fair value #*                   --                       --                    --                    --
 Contract liability                           --                       --                    --                    --


                                 CONSERVATIVE           GROWTH              MODERATE
                                 STRATEGY FUND       STRATEGY FUND        STRATEGY FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      668                7,830                5,085
                                    =======            =========            =========
  Cost                               $6,980              $73,764              $52,335
                                    =======            =========            =========
  Market value                       $6,935              $72,429              $52,327
 Due from Sponsor Company                --                   --                   --
 Receivable from fund shares
  sold                                   13                  107                   19
 Other assets                            --                   --                   --
                                    -------            ---------            ---------
 Total assets                         6,948               72,536               52,346
                                    -------            ---------            ---------
LIABILITIES:
 Due to Sponsor Company                  13                  107                   19
 Payable for fund shares
  purchased                              --                   --                   --
 Other liabilities                       --                   --                   --
                                    -------            ---------            ---------
 Total liabilities                       13                  107                   19
                                    -------            ---------            ---------
NET ASSETS:
 For contract liabilities            $6,935              $72,429              $52,327
                                    =======            =========            =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     497                4,297                3,449
 Minimum unit fair value #*          $13.96               $16.85               $15.17
 Maximum unit fair value #*          $13.96               $16.85               $15.17
 Contract liability                  $6,935              $72,429              $52,327
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                   --                   --
 Minimum unit fair value #*              --                   --                   --
 Maximum unit fair value #*              --                   --                   --
 Contract liability                      --                   --                   --

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY
                                         EQUITY              AMERICAN CENTURY VP
                                       INCOME FUND               GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $531,498                     $255
                                       -----------                 --------
EXPENSES:
 Administrative charges                        (30)                      (1)
 Mortality and expense risk
  charges                                 (117,156)                    (602)
                                       -----------                 --------
  Total expenses                          (117,186)                    (603)
                                       -----------                 --------
  Net investment income (loss)             414,312                     (348)
                                       -----------                 --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (85,201)                       7
 Net realized gain on
  distributions                                 --                    3,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year              201,253                   (5,294)
                                       -----------                 --------
  Net gain (loss) on
   investments                             116,052                   (1,748)
                                       -----------                 --------
  Net increase (decrease) in
   net assets resulting from
   operations                             $530,364                  $(2,096)
                                       ===========                 ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP       AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                    ULTRA(R) FUND             BALANCED FUND           INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                     $3,616                      $32
                                        ------                   --------                   ------
EXPENSES:
 Administrative charges                     (2)                        --                       --
 Mortality and expense risk
  charges                                 (333)                    (1,120)                      (5)
                                        ------                   --------                   ------
  Total expenses                          (335)                    (1,120)                      (5)
                                        ------                   --------                   ------
  Net investment income
   (loss)                                 (335)                     2,496                       27
                                        ------                   --------                   ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     39                         23                     (402)
 Net realized gain on
  distributions                             --                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (236)                     3,085                      490
                                        ------                   --------                   ------
  Net gain (loss) on
   investments                            (197)                     3,108                       88
                                        ------                   --------                   ------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(532)                    $5,604                     $115
                                        ======                   ========                   ======

                                   AMERICAN CENTURY         AMERICAN CENTURY VP
                                       SMALL CAP               LARGE COMPANY          AMERICAN CENTURY VP
                                      VALUE FUND                 VALUE FUND              VISTASM FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $13,639                    $737                       $ --
                                      -----------                  ------                  ---------
EXPENSES:
 Administrative charges                        (3)                     (1)                       (19)
 Mortality and expense risk
  charges                                    (745)                   (492)                    (4,915)
                                      -----------                  ------                  ---------
  Total expenses                             (748)                   (493)                    (4,934)
                                      -----------                  ------                  ---------
  Net investment income
   (loss)                                  12,891                     244                     (4,934)
                                      -----------                  ------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     1,763                    (193)                    17,572
 Net realized gain on
  distributions                           121,020                      --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,977)                   (212)                   (57,959)
                                      -----------                  ------                  ---------
  Net gain (loss) on
   investments                           (131,194)                   (405)                   (40,387)
                                      -----------                  ------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(118,303)                  $(161)                  $(45,321)
                                      ===========                  ======                  =========

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY           AMERICAN CENTURY
                                   INFLATION-ADJUSTED               EQUITY
                                        BOND FUND                GROWTH FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $4,917                     $461
                                        ---------                   ------
EXPENSES:
 Administrative charges                        (1)                      --
 Mortality and expense risk
  charges                                  (1,656)                    (474)
                                        ---------                   ------
  Total expenses                           (1,657)                    (474)
                                        ---------                   ------
  Net investment income (loss)              3,260                      (13)
                                        ---------                   ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        94                       (8)
 Net realized gain on
  distributions                             1,478                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               9,077                      918
                                        ---------                   ------
  Net gain (loss) on
   investments                             10,649                      910
                                        ---------                   ------
  Net increase (decrease) in
   net assets resulting from
   operations                             $13,909                     $897
                                        =========                   ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP
                                       INCOME &            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                     GROWTH FUND                ULTRA FUND               VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,202                      $ --                   $17,741
                                       --------                  --------                 ---------
EXPENSES:
 Administrative charges                      --                        --                        --
 Mortality and expense risk
  charges                                (1,454)                   (3,373)                   (6,187)
                                       --------                  --------                 ---------
  Total expenses                         (1,454)                   (3,373)                   (6,187)
                                       --------                  --------                 ---------
  Net investment income
   (loss)                                 1,748                    (3,373)                   11,554
                                       --------                  --------                 ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,587)                    2,319                   (17,472)
 Net realized gain on
  distributions                              --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,514                     2,231                     4,826
                                       --------                  --------                 ---------
  Net gain (loss) on
   investments                            1,927                     4,550                   (12,646)
                                       --------                  --------                 ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $3,675                    $1,177                   $(1,092)
                                       ========                  ========                 =========

                                 AMERICAN CENTURY VP        INVESCO V.I.
                                       MID CAP                SMALL CAP          INVESCO V.I.
                                      VALUE FUND             EQUITY FUND         LEISURE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT (1)
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $345                    $ --               $ --
                                       --------               ---------             ------
EXPENSES:
 Administrative charges                      --                      --                 --
 Mortality and expense risk
  charges                                  (164)                 (1,577)               (49)
                                       --------               ---------             ------
  Total expenses                           (164)                 (1,577)               (49)
                                       --------               ---------             ------
  Net investment income
   (loss)                                   181                  (1,577)               (49)
                                       --------               ---------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      20                  (5,709)              (171)
 Net realized gain on
  distributions                           1,505                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,206)                 (7,796)              (496)
                                       --------               ---------             ------
  Net gain (loss) on
   investments                             (681)                (13,505)              (667)
                                       --------               ---------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(500)               $(15,082)             $(716)
                                       ========               =========             ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    INVESCO V.I.             INVESCO
                                      DIVIDEND              EUROPEAN
                                     GROWTH FUND           GROWTH FUND
                                 SUB-ACCOUNT (2)(3)        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $35                $18,196
                                       -------              ---------
EXPENSES:
 Administrative charges                     --                     (2)
 Mortality and expense risk
  charges                                 (146)                (3,075)
                                       -------              ---------
  Total expenses                          (146)                (3,077)
                                       -------              ---------
  Net investment income (loss)            (111)                15,119
                                       -------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,784                   (361)
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (69)               (46,716)
                                       -------              ---------
  Net gain (loss) on
   investments                           5,715                (47,077)
                                       -------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $5,604               $(31,958)
                                       =======              =========

(2)  Funded as of April 29, 2011.

(3) Effective April 29, 2011 Invesco V.I. Financial Services Fund merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO              INVESCO              INVESCO
                                  INTERNATIONAL           MID CAP             SMALL CAP
                                   GROWTH FUND       CORE EQUITY FUND        GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,900                 $ --                 $ --
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                   (15)                  (2)                  (1)
 Mortality and expense risk
  charges                              (3,127)              (1,960)              (5,369)
                                    ---------            ---------            ---------
  Total expenses                       (3,142)              (1,962)              (5,370)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                               2,758               (1,962)              (5,370)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    18               22,028                  724
 Net realized gain on
  distributions                            --                7,393               12,348
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (47,176)             (45,290)             (25,966)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                        (47,158)             (15,869)             (12,894)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(44,400)            $(17,831)            $(18,264)
                                    =========            =========            =========

                                                          INVESCO               INVESCO
                                     INVESCO             SMALL CAP              CAPITAL
                                 REAL ESTATE FUND       EQUITY FUND         DEVELOPMENT FUND
                                 SUB-ACCOUNT (4)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $29,681                $ --                  $ --
                                    ----------            --------              --------
EXPENSES:
 Administrative charges                    (48)                 (7)                   --
 Mortality and expense risk
  charges                              (22,330)             (2,377)                 (142)
                                    ----------            --------              --------
  Total expenses                       (22,378)             (2,384)                 (142)
                                    ----------            --------              --------
  Net investment income
   (loss)                                7,303              (2,384)                 (142)
                                    ----------            --------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  5,891                (111)                   58
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          217,388              (2,841)               (1,463)
                                    ----------            --------              --------
  Net gain (loss) on
   investments                         223,279              (2,952)               (1,405)
                                    ----------            --------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $230,582             $(5,336)              $(1,547)
                                    ==========            ========              ========

(4) Effective May 20, 2011 Invesco Van Kampen Real Estate Securities Fund merged with Invesco Real Estate Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO          AMERICAN CENTURY
                                    DEVELOPING           DIVERSIFIED
                                   MARKETS FUND           BOND FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (5)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,625                $310
                                     ---------              ------
EXPENSES:
 Administrative charges                     (1)                 --
 Mortality and expense risk
  charges                               (2,081)               (105)
                                     ---------              ------
  Total expenses                        (2,082)               (105)
                                     ---------              ------
  Net investment income (loss)             543                 205
                                     ---------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (269)                (14)
 Net realized gain on
  distributions                          6,790                 216
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (43,787)                 78
                                     ---------              ------
  Net gain (loss) on
   investments                         (37,266)                280
                                     ---------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(36,723)               $485
                                     =========              ======

(5)  Funded as of January 24, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY                        ALLIANCEBERNSTEIN
                                   PRIME MONEY        DOMINI SOCIAL           GLOBAL
                                   MARKET FUND         EQUITY FUND           BOND FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (6)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $22                $40                 $95
                                     --------             ------               -----
EXPENSES:
 Administrative charges                   (28)                --                  --
 Mortality and expense risk
  charges                              (1,709)               (73)                 (7)
                                     --------             ------               -----
  Total expenses                       (1,737)               (73)                 (7)
                                     --------             ------               -----
  Net investment income
   (loss)                              (1,715)               (33)                 88
                                     --------             ------               -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                306                  --
 Net realized gain on
  distributions                            --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               (122)                (49)
                                     --------             ------               -----
  Net gain (loss) on
   investments                             --                184                 (49)
                                     --------             ------               -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,715)              $151                 $39
                                     ========             ======               =====

                                                                                 ALLIANCEBERNSTEIN VPS
                               ALLIANCEBERNSTEIN 2055   ALLIANCEBERNSTEIN 2050          BALANCED
                                 RETIREMENT STRATEGY     RETIREMENT STRATEGY        SHARES PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                       $51                   $2,528
                                       ------                 ---------                 --------
EXPENSES:
 Administrative charges                    --                        --                       (5)
 Mortality and expense risk
  charges                                  (4)                      (24)                  (1,161)
                                       ------                 ---------                 --------
  Total expenses                           (4)                      (24)                  (1,166)
                                       ------                 ---------                 --------
  Net investment income
   (loss)                                  (4)                       27                    1,362
                                       ------                 ---------                 --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (215)                   (5,774)                   1,229
 Net realized gain on
  distributions                             4                       150                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (23)                  (16,850)                   4,925
                                       ------                 ---------                 --------
  Net gain (loss) on
   investments                           (234)                  (22,474)                   6,154
                                       ------                 ---------                 --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(238)                 $(22,447)                  $7,516
                                       ======                 =========                 ========

(6)  Funded as of November 16, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                       GROWTH AND                INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $948                      $4,038
                                         -------                   ---------
EXPENSES:
 Administrative charges                       --                          (8)
 Mortality and expense risk
  charges                                   (756)                     (4,257)
                                         -------                   ---------
  Total expenses                            (756)                     (4,265)
                                         -------                   ---------
  Net investment income (loss)               192                        (227)
                                         -------                   ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      651                       6,249
 Net realized gain on
  distributions                               --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              2,162                     (93,093)
                                         -------                   ---------
  Net gain (loss) on
   investments                             2,813                     (86,844)
                                         -------                   ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $3,005                    $(87,071)
                                         =======                   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     INTERNATIONAL                 GLOBAL             ALLIANCEBERNSTEIN
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $50,692                    $3,566                   $ --
                                      -----------                 ---------                 ------
EXPENSES:
 Administrative charges                       (17)                      (15)                    --
 Mortality and expense risk
  charges                                 (11,604)                     (917)                  (235)
                                      -----------                 ---------                 ------
  Total expenses                          (11,621)                     (932)                  (235)
                                      -----------                 ---------                 ------
  Net investment income
   (loss)                                  39,071                     2,634                   (235)
                                      -----------                 ---------                 ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (332,499)                    3,200                    818
 Net realized gain on
  distributions                                --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              26,669                   (25,893)                  (663)
                                      -----------                 ---------                 ------
  Net gain (loss) on
   investments                           (305,830)                  (22,693)                   155
                                      -----------                 ---------                 ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(266,759)                 $(20,059)                  $(80)
                                      ===========                 =========                 ======

                                   ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN VPS
                                     SMALL/MID-CAP              SMALL-MID CAP          ALLIANCEBERNSTEIN
                                      GROWTH FUND              VALUE PORTFOLIO            VALUE FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                       $757                     $8
                                       ---------                  ---------                  -----
EXPENSES:
 Administrative charges                       --                         (5)                    --
 Mortality and expense risk
  charges                                   (930)                    (4,035)                    (7)
                                       ---------                  ---------                  -----
  Total expenses                            (930)                    (4,040)                    (7)
                                       ---------                  ---------                  -----
  Net investment income
   (loss)                                   (930)                    (3,283)                     1
                                       ---------                  ---------                  -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   19,095                     15,798                     (1)
 Net realized gain on
  distributions                               --                     27,827                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (16,122)                   (91,298)                   (34)
                                       ---------                  ---------                  -----
  Net gain (loss) on
   investments                             2,973                    (47,673)                   (35)
                                       ---------                  ---------                  -----
  Net increase (decrease) in
   net assets resulting from
   operations                             $2,043                   $(50,956)                  $(34)
                                       =========                  =========                  =====

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2015     ALLIANCEBERNSTEIN 2025
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $4,739                     $3,726
                                        ---------                  ---------
EXPENSES:
 Administrative charges                        --                         (3)
 Mortality and expense risk
  charges                                  (1,960)                    (1,807)
                                        ---------                  ---------
  Total expenses                           (1,960)                    (1,810)
                                        ---------                  ---------
  Net investment income (loss)              2,779                      1,916
                                        ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      (265)                    (1,172)
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (11,834)                   (27,091)
                                        ---------                  ---------
  Net gain (loss) on
   investments                            (12,099)                   (28,263)
                                        ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(9,320)                  $(26,347)
                                        =========                  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      ALLIANCEBERNSTEIN
                                ALLIANCEBERNSTEIN 2035     ALLIANCEBERNSTEIN 2045            HIGH
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY         INCOME FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT (7)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $1,352                       $394                   $44
                                       ---------                  ---------                  ----
EXPENSES:
 Administrative charges                       --                         --                    --
 Mortality and expense risk
  charges                                   (879)                      (266)                   (7)
                                       ---------                  ---------                  ----
  Total expenses                            (879)                      (266)                   (7)
                                       ---------                  ---------                  ----
  Net investment income
   (loss)                                    473                        128                    37
                                       ---------                  ---------                  ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    6,339                     (7,395)                   --
 Net realized gain on
  distributions                               --                         --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (25,227)                   (18,345)                    2
                                       ---------                  ---------                  ----
  Net gain (loss) on
   investments                           (18,888)                   (25,740)                    2
                                       ---------                  ---------                  ----
  Net increase (decrease) in
   net assets resulting from
   operations                           $(18,415)                  $(25,612)                  $39
                                       =========                  =========                  ====


                                ALLIANCEBERNSTEIN 2000      ALLIANCEBERNSTEIN 2010     ALLIANCEBERNSTEIN 2020
                                  RETIREMENT STRATEGY        RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                    SUB-ACCOUNT (1)              SUB-ACCOUNT                 SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                       $1,142                      $8,328
                                         -----                     --------                   ---------
EXPENSES:
 Administrative charges                     (2)                          --                          --
 Mortality and expense risk
  charges                                   --                         (364)                     (3,785)
                                         -----                     --------                   ---------
  Total expenses                            (2)                        (364)                     (3,785)
                                         -----                     --------                   ---------
  Net investment income
   (loss)                                   (2)                         778                       4,543
                                         -----                     --------                   ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (51)                        (326)                      2,519
 Net realized gain on
  distributions                             --                           --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (12)                      (1,955)                    (35,029)
                                         -----                     --------                   ---------
  Net gain (loss) on
   investments                             (63)                      (2,281)                    (32,510)
                                         -----                     --------                   ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(65)                     $(1,503)                   $(27,967)
                                         =====                     ========                   =========

(1)  Not Funded as of December 31, 2011.

(7)  Funded as of July 6, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2030     ALLIANCEBERNSTEIN 2040
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $5,808                     $2,076
                                        ---------                  ---------
EXPENSES:
 Administrative charges                       (10)                        --
 Mortality and expense risk
  charges                                  (3,200)                    (1,388)
                                        ---------                  ---------
  Total expenses                           (3,210)                    (1,388)
                                        ---------                  ---------
  Net investment income (loss)              2,598                        688
                                        ---------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     4,890                      2,933
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (71,573)                   (26,159)
                                        ---------                  ---------
  Net gain (loss) on
   investments                            (66,683)                   (23,226)
                                        ---------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(64,085)                  $(22,538)
                                        =========                  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       AMERICAN FUNDS        AMERICAN FUNDS
                                 AMERICAN FUNDS           AMERICAN           CAPITAL INCOME
                                   AMCAP FUND          BALANCED FUND          BUILDER FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,412               $99,073               $608,931
                                    ---------            ----------            -----------
EXPENSES:
 Administrative charges                   (23)                 (170)                  (333)
 Mortality and expense risk
  charges                             (12,078)              (52,297)              (135,530)
                                    ---------            ----------            -----------
  Total expenses                      (12,101)              (52,467)              (135,863)
                                    ---------            ----------            -----------
  Net investment income
   (loss)                             (10,689)               46,606                473,068
                                    ---------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 8,330                94,683                 92,093
 Net realized gain on
  distributions                            --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,590)              (27,682)              (340,933)
                                    ---------            ----------            -----------
  Net gain (loss) on
   investments                         (3,260)               67,001               (248,840)
                                    ---------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(13,949)             $113,607               $224,228
                                    =========            ==========            ===========

                                   AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                     EUROPACIFIC             FUNDAMENTAL                NEW
                                     GROWTH FUND           INVESTORS FUND        PERSPECTIVE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $240,718               $142,762                $30,458
                                    -------------            -----------            -----------
EXPENSES:
 Administrative charges                      (206)                  (133)                   (70)
 Mortality and expense risk
  charges                                 (90,155)               (84,821)               (33,692)
                                    -------------            -----------            -----------
  Total expenses                          (90,361)               (84,954)               (33,762)
                                    -------------            -----------            -----------
  Net investment income
   (loss)                                 150,357                 57,808                 (3,304)
                                    -------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (7,176)                26,603                 (7,948)
 Net realized gain on
  distributions                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,745,247)              (478,727)              (364,181)
                                    -------------            -----------            -----------
  Net gain (loss) on
   investments                         (2,752,423)              (452,124)              (372,129)
                                    -------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,602,066)             $(394,316)             $(375,433)
                                    =============            ===========            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS         AMERICAN FUNDS
                                   THE BOND FUND          THE GROWTH FUND
                                     OF AMERICA           OF AMERICA FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $179,113                 $175,986
                                     ----------            -------------
EXPENSES:
 Administrative charges                    (145)                    (413)
 Mortality and expense risk
  charges                               (53,533)                (201,984)
                                     ----------            -------------
  Total expenses                        (53,678)                (202,397)
                                     ----------            -------------
  Net investment income (loss)          125,435                  (26,411)
                                     ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  23,286                   71,320
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           145,162               (2,299,224)
                                     ----------            -------------
  Net gain (loss) on
   investments                          168,448               (2,227,904)
                                     ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $293,883              $(2,254,315)
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS        THE INVESTMENT        AMERICAN FUNDS
                                 THE INCOME FUND            COMPANY               THE NEW
                                    OF AMERICA            OF AMERICA           ECONOMY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $304,118               $100,891               $1,819
                                    ----------            -----------            ---------
EXPENSES:
 Administrative charges                   (121)                  (141)                 (17)
 Mortality and expense risk
  charges                              (64,058)               (47,905)              (8,035)
                                    ----------            -----------            ---------
  Total expenses                       (64,179)               (48,046)              (8,052)
                                    ----------            -----------            ---------
  Net investment income
   (loss)                              239,939                 52,845               (6,233)
                                    ----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 37,391                 27,438               12,348
 Net realized gain on
  distributions                             --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,753               (262,815)             (77,456)
                                    ----------            -----------            ---------
  Net gain (loss) on
   investments                          58,144               (235,377)             (65,108)
                                    ----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $298,083              $(182,532)            $(71,341)
                                    ==========            ===========            =========

                                                                              AMERICAN FUNDS
                                  AMERICAN FUNDS       AMERICAN FUNDS          CAPITAL WORLD
                                    WASHINGTON            AMERICAN               GROWTH &
                                 MUTUAL INVESTORS        MUTUAL FUND            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $54,061              $48,407                 $388,600
                                    ----------            ---------            -------------
EXPENSES:
 Administrative charges                    (54)                 (34)                    (178)
 Mortality and expense risk
  charges                              (22,044)             (15,573)                (100,214)
                                    ----------            ---------            -------------
  Total expenses                       (22,098)             (15,607)                (100,392)
                                    ----------            ---------            -------------
  Net investment income
   (loss)                               31,963               32,800                  288,208
                                    ----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 62,993               16,512                   15,078
 Net realized gain on
  distributions                             --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           39,538               32,664               (1,659,986)
                                    ----------            ---------            -------------
  Net gain (loss) on
   investments                         102,531               49,176               (1,644,908)
                                    ----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $134,494              $81,976              $(1,356,700)
                                    ==========            =========            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS             ARIEL
                                      SMALLCAP            APPRECIATION
                                     WORLD FUND               FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                 $408
                                     -----------            ---------
EXPENSES:
 Administrative charges                      (12)                 (16)
 Mortality and expense risk
  charges                                 (6,276)              (1,113)
                                     -----------            ---------
  Total expenses                          (6,288)              (1,129)
                                     -----------            ---------
  Net investment income (loss)            (6,288)                (721)
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   23,706                7,642
 Net realized gain on
  distributions                               --                1,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (141,518)             (16,638)
                                     -----------            ---------
  Net gain (loss) on
   investments                          (117,812)              (7,993)
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(124,100)             $(8,714)
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          ARTISAN
                                                          MID CAP              AVE MARIA
                                   ARIEL FUND            VALUE FUND         OPPORTUNITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $172               $16,745                $ --
                                    ---------            ----------              ------
EXPENSES:
 Administrative charges                   (12)                  (29)                 --
 Mortality and expense risk
  charges                                (943)               (5,363)                (62)
                                    ---------            ----------              ------
  Total expenses                         (955)               (5,392)                (62)
                                    ---------            ----------              ------
  Net investment income
   (loss)                                (783)               11,353                 (62)
                                    ---------            ----------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,417                10,078                  (1)
 Net realized gain on
  distributions                            --               194,238                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (14,353)              (78,744)               (468)
                                    ---------            ----------              ------
  Net gain (loss) on
   investments                         (6,936)              125,572                (469)
                                    ---------            ----------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(7,719)             $136,925               $(531)
                                    =========            ==========              ======

                                    AVE MARIA
                                     RISING             AVE MARIA           LIFEPATH 2020
                                  DIVIDEND FUND        GROWTH FUND            PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,934                $ --               $279,426
                                    ---------            --------            -----------
EXPENSES:
 Administrative charges                    (2)                 (2)                  (214)
 Mortality and expense risk
  charges                              (1,326)               (424)               (60,710)
                                    ---------            --------            -----------
  Total expenses                       (1,328)               (426)               (60,924)
                                    ---------            --------            -----------
  Net investment income
   (loss)                               2,606                (426)               218,502
                                    ---------            --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,049)               (300)                60,420
 Net realized gain on
  distributions                        10,726                  --                598,435
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (12,930)             (1,468)              (781,712)
                                    ---------            --------            -----------
  Net gain (loss) on
   investments                         (5,253)             (1,768)              (122,857)
                                    ---------            --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,647)            $(2,194)               $95,645
                                    =========            ========            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                    LIFEPATH 2030          LIFEPATH 2040
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $208,565               $161,465
                                     -----------            -----------
EXPENSES:
 Administrative charges                     (219)                  (242)
 Mortality and expense risk
  charges                                (64,083)               (53,675)
                                     -----------            -----------
  Total expenses                         (64,302)               (53,917)
                                     -----------            -----------
  Net investment income (loss)           144,263                107,548
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   92,462                184,868
 Net realized gain on
  distributions                          141,875                 54,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (601,015)              (677,539)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (366,678)              (438,209)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(222,415)             $(330,661)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LIFEPATH
                                    RETIREMENT           LIFEPATH 2050            BARON
                                     PORTFOLIO             PORTFOLIO         SMALL CAP FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $108,474               $2,449                 $ --
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                    (100)                  (7)                  (6)
 Mortality and expense risk
  charges                               (22,348)                (747)              (1,101)
                                    -----------            ---------            ---------
  Total expenses                        (22,448)                (754)              (1,107)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                                86,026                1,695               (1,107)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  45,857                  (25)               5,542
 Net realized gain on
  distributions                         161,857                6,059               24,342
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (145,737)             (15,938)             (53,874)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                           61,977               (9,904)             (23,990)
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $148,003              $(8,209)            $(25,097)
                                    ===========            =========            =========

                                       BLACKROCK
                                    U.S. GOVERNMENT            BLACKROCK            BLACKROCK
                                         BOND                   EQUITY               CAPITAL
                                       PORTFOLIO             DIVIDEND FUND      APPRECIATION FUND
                                SUB-ACCOUNT (8)(9)(10)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $4,617                 $18,559                 $ --
                                       ---------               ---------             --------
EXPENSES:
 Administrative charges                       (3)                    (12)                  (5)
 Mortality and expense risk
  charges                                 (1,542)                 (6,700)                (317)
                                       ---------               ---------             --------
  Total expenses                          (1,545)                 (6,712)                (322)
                                       ---------               ---------             --------
  Net investment income
   (loss)                                  3,072                  11,847                 (322)
                                       ---------               ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    7,951                    (326)                 (85)
 Net realized gain on
  distributions                            4,531                     509                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,725)                 20,610               (6,670)
                                       ---------               ---------             --------
  Net gain (loss) on
   investments                             8,757                  20,793               (6,755)
                                       ---------               ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                            $11,829                 $32,640              $(7,077)
                                       =========               =========             ========

(8)  Funded as of June 8, 2011.

(9) Effective September 9, 2011 BlackRock Government Income Fund merged with BlackRock Intermediate Government Bond Portfolio.

(10) Formerly BlackRock Intermediate Government Bond Portfolio. Change effective July 18, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    BLACKROCK
                                  MID CAP VALUE        CALVERT VP SRI
                                    PORTFOLIO        BALANCED PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $445                $5,225
                                     --------             ---------
EXPENSES:
 Administrative charges                    --                    --
 Mortality and expense risk
  charges                                (715)               (2,744)
                                     --------             ---------
  Total expenses                         (715)               (2,744)
                                     --------             ---------
  Net investment income (loss)           (270)                2,481
                                     --------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   320                    88
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,112)               11,889
                                     --------             ---------
  Net gain (loss) on
   investments                         (3,792)               11,977
                                     --------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(4,062)              $14,458
                                     ========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    CALVERT EQUITY           CALVERT BOND            CALVERT
                                       PORTFOLIO               PORTFOLIO           INCOME FUND
                                 SUB-ACCOUNT (11)(12)      SUB-ACCOUNT (13)        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                $45,686              $32,783
                                      -----------              ---------            ---------
EXPENSES:
 Administrative charges                       (26)                   (26)                 (13)
 Mortality and expense risk
  charges                                 (23,069)               (13,918)              (9,357)
                                      -----------              ---------            ---------
  Total expenses                          (23,095)               (13,944)              (9,370)
                                      -----------              ---------            ---------
  Net investment income
   (loss)                                 (23,095)                31,742               23,413
                                      -----------              ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   151,588                 15,552                1,960
 Net realized gain on
  distributions                           144,914                 19,031                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (379,071)                 9,083              (10,123)
                                      -----------              ---------            ---------
  Net gain (loss) on
   investments                            (82,569)                43,666               (8,163)
                                      -----------              ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(105,664)               $75,408              $15,250
                                      ===========              =========            =========

                                    COLUMBIA         COLUMBIA MARSICO         COLUMBIA
                                   CONTRARIAN          21ST CENTURY          SMALL CAP
                                   CORE FUND               FUND             VALUE I FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,126                 $ --                 $262
                                    --------             --------             --------
EXPENSES:
 Administrative charges                   (1)                  (1)                  (2)
 Mortality and expense risk
  charges                             (1,296)                (218)                (606)
                                    --------             --------             --------
  Total expenses                      (1,297)                (219)                (608)
                                    --------             --------             --------
  Net investment income
   (loss)                                829                 (219)                (346)
                                    --------             --------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (105)                 (98)                 580
 Net realized gain on
  distributions                        8,663                   --                4,364
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,944)              (2,034)              (9,143)
                                    --------             --------             --------
  Net gain (loss) on
   investments                         5,614               (2,132)              (4,199)
                                    --------             --------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,443              $(2,351)             $(4,545)
                                    ========             ========             ========

(11) Formerly Calvert Social Investment Fund Equity Portfolio. Change effective April 30, 2011.

(12) Effective September 19, 2011 Calvert Large Cap Growth Fund merged with Calvert Equity Portfolio.

(13) Formerly Calvert Social Investment Bond Fund. Change effective April 30, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL            COLUMBIA
                                    OPPORTUNITIES             MID CAP
                                        FUND                VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $3,563
                                      ---------             -----------
EXPENSES:
 Administrative charges                      (1)                     (6)
 Mortality and expense risk
  charges                                  (247)                 (6,415)
                                      ---------             -----------
  Total expenses                           (248)                 (6,421)
                                      ---------             -----------
  Net investment income (loss)             (248)                 (2,858)
                                      ---------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,612)                 93,808
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,351)               (116,449)
                                      ---------             -----------
  Net gain (loss) on
   investments                           (3,963)                (22,641)
                                      ---------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(4,211)               $(25,499)
                                      =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        COLUMBIA MARSICO            CRM
                                     COLUMBIA                GROWTH               MID CAP
                                    ACORN FUND              VS FUND              VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $638                  $ --                  $911
                                    -----------            ----------            ----------
EXPENSES:
 Administrative charges                      (9)                   (3)                   (1)
 Mortality and expense risk
  charges                                (4,320)               (4,360)                 (970)
                                    -----------            ----------            ----------
  Total expenses                         (4,329)               (4,363)                 (971)
                                    -----------            ----------            ----------
  Net investment income
   (loss)                                (3,691)               (4,363)                  (60)
                                    -----------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,496                 3,915                 1,809
 Net realized gain on
  distributions                          49,699                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,401)              (17,140)              (14,236)
                                    -----------            ----------            ----------
  Net gain (loss) on
   investments                          (61,206)              (13,225)              (12,427)
                                    -----------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(64,897)             $(17,588)             $(12,487)
                                    ===========            ==========            ==========

                                     COLUMBIA                                     DAVIS
                                    SMALL CAP               DAVIS               NEW YORK
                                    CORE FUND          FINANCIAL FUND         VENTURE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $1,147                $30,013
                                    ----------            ---------            -----------
EXPENSES:
 Administrative charges                     (2)                  --                    (72)
 Mortality and expense risk
  charges                               (1,620)                (761)               (38,670)
                                    ----------            ---------            -----------
  Total expenses                        (1,622)                (761)               (38,742)
                                    ----------            ---------            -----------
  Net investment income
   (loss)                               (1,622)                 386                 (8,729)
                                    ----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,943               (1,077)                35,926
 Net realized gain on
  distributions                         10,633                4,933                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (24,396)             (12,833)              (327,216)
                                    ----------            ---------            -----------
  Net gain (loss) on
   investments                          (9,820)              (8,977)              (291,290)
                                    ----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(11,442)             $(8,591)             $(300,019)
                                    ==========            =========            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                                             DREYFUS
                                        DAVIS              BOND MARKET
                                  OPPORTUNITY FUND          INDEX FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,183                $97,619
                                      ---------             ----------
EXPENSES:
 Administrative charges                     (27)                   (43)
 Mortality and expense risk
  charges                                (1,473)               (20,195)
                                      ---------             ----------
  Total expenses                         (1,500)               (20,238)
                                      ---------             ----------
  Net investment income (loss)            1,683                 77,381
                                      ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,847                  7,686
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (20,261)               115,032
                                      ---------             ----------
  Net gain (loss) on
   investments                           (7,414)               122,718
                                      ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(5,731)              $200,099
                                      =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                    LIFETIME
                                   GROWTH AND         DREYFUS VIF           DREYFUS
                                     INCOME          APPRECIATION     INTERNATIONAL STOCK
                                    PORTFOLIO          PORTFOLIO          INDEX FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $6,339               $8                $2,134
                                    ---------            -----             ---------
EXPENSES:
 Administrative charges                    --               --                    --
 Mortality and expense risk
  charges                              (4,780)             (24)                   --
                                    ---------            -----             ---------
  Total expenses                       (4,780)             (24)                   --
                                    ---------            -----             ---------
  Net investment income
   (loss)                               1,559              (16)                2,134
                                    ---------            -----             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   729                1                    --
 Net realized gain on
  distributions                            --               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,435              725               (10,198)
                                    ---------            -----             ---------
  Net gain (loss) on
   investments                          9,164              726               (10,198)
                                    ---------            -----             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,723             $710               $(8,064)
                                    =========            =====             =========


                                      DREYFUS               DREYFUS
                                      MIDCAP            SMALLCAP STOCK          DREYFUS
                                    INDEX FUND            INDEX FUND         SMALL CAP FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $15,225               $5,889                $ --
                                    -----------            ---------            --------
EXPENSES:
 Administrative charges                     (14)                 (15)                 (1)
 Mortality and expense risk
  charges                               (12,214)              (6,368)                (61)
                                    -----------            ---------            --------
  Total expenses                        (12,228)              (6,383)                (62)
                                    -----------            ---------            --------
  Net investment income
   (loss)                                 2,997                 (494)                (62)
                                    -----------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,656                 (132)              1,269
 Net realized gain on
  distributions                          87,315               39,272                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (198,028)             (38,019)             (1,474)
                                    -----------            ---------            --------
  Net gain (loss) on
   investments                          (98,057)               1,121                (205)
                                    -----------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(95,060)                $627               $(267)
                                    ===========            =========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    DREYFUS VIF          DREYFUS VIF
                                    GROWTH AND             QUALITY
                                 INCOME PORTFOLIO      BOND PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $20                 $9,154
                                       -----              ---------
EXPENSES:
 Administrative charges                   --                     --
 Mortality and expense risk
  charges                                (11)                (1,906)
                                       -----              ---------
  Total expenses                         (11)                (1,906)
                                       -----              ---------
  Net investment income (loss)             9                  7,248
                                       -----              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                    136
 Net realized gain on
  distributions                           --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (65)                 7,582
                                       -----              ---------
  Net gain (loss) on
   investments                           (65)                 7,718
                                       -----              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(56)               $14,966
                                       =====              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS                                    DREYFUS
                                     SOCIALLY              DREYFUS            INTERMEDIATE
                                   RESPONSIBLE             S&P 500                TERM
                                GROWTH FUND, INC.        INDEX FUND           INCOME FUND
                                 SUB-ACCOUNT (1)         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $97               $63,755               $49,774
                                     --------             ---------            ----------
EXPENSES:
 Administrative charges                    --                   (68)                   (2)
 Mortality and expense risk
  charges                                 (69)              (23,402)              (12,920)
                                     --------             ---------            ----------
  Total expenses                          (69)              (23,470)              (12,922)
                                     --------             ---------            ----------
  Net investment income
   (loss)                                  28                40,285                36,852
                                     --------             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,096                25,613                  (498)
 Net realized gain on
  distributions                            --                25,251                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,461)              (80,425)               68,955
                                     --------             ---------            ----------
  Net gain (loss) on
   investments                           (365)              (29,561)               68,457
                                     --------             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(337)              $10,724              $105,309
                                     ========             =========            ==========

                                                                               EATON VANCE
                                    EATON VANCE           EATON VANCE           WORLDWIDE
                                     LARGE-CAP             DIVIDEND              HEALTH
                                    VALUE FUND           BUILDER FUND         SCIENCES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $105,302              $30,496                   $1
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                     (46)                  (5)                  (5)
 Mortality and expense risk
  charges                               (24,096)              (5,766)              (1,542)
                                    -----------            ---------            ---------
  Total expenses                        (24,142)              (5,771)              (1,547)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                                81,160               24,725               (1,546)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,217              (31,684)                 329
 Net realized gain on
  distributions                              --                   --               20,594
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (405,217)              11,103              (12,730)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                         (400,000)             (20,581)               8,193
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(318,840)              $4,144               $6,647
                                    ===========            =========            =========

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                    EATON VANCE
                                    INCOME FUND        EATON VANCE
                                     OF BOSTON        BALANCED FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $83,226              $349
                                     ---------            ------
EXPENSES:
 Administrative charges                    (21)               --
 Mortality and expense risk
  charges                              (10,361)             (152)
                                     ---------            ------
  Total expenses                       (10,382)             (152)
                                     ---------            ------
  Net investment income (loss)          72,844               197
                                     ---------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,498                 1
 Net realized gain on
  distributions                             --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (37,140)              (70)
                                     ---------            ------
  Net gain (loss) on
   investments                         (35,642)              (69)
                                     ---------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $37,202              $128
                                     =========            ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO
                                                           ADVANTAGE             WELLS FARGO
                                   WELLS FARGO             EMERGING          ADVANTAGE UTILITY &
                                 ADVANTAGE ASSET            MARKETS           TELECOMMUNICATION
                                 ALLOCATION FUND          EQUITY FUND               FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,604                  $6,263                 $510
                                     --------             -----------              -------
EXPENSES:
 Administrative charges                    --                     (21)                  (2)
 Mortality and expense risk
  charges                              (1,101)                 (6,930)                (244)
                                     --------             -----------              -------
  Total expenses                       (1,101)                 (6,951)                (246)
                                     --------             -----------              -------
  Net investment income
   (loss)                               1,503                    (688)                 264
                                     --------             -----------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    39                   5,433                   27
 Net realized gain on
  distributions                            --                   9,582                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,678)               (145,284)               2,950
                                     --------             -----------              -------
  Net gain (loss) on
   investments                         (1,639)               (130,269)               2,977
                                     --------             -----------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(136)              $(130,957)              $3,241
                                     ========             ===========              =======


                                   ALGER CAPITAL
                                   APPRECIATION          ALGER MID CAP       ALGER SMALL CAP
                                   INSTITUTIONAL            GROWTH               GROWTH
                                       FUND           INSTITUTIONAL FUND   INSTITUTIONAL FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --                 $ --
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                     (31)                 (18)                  (4)
 Mortality and expense risk
  charges                                (8,901)              (7,367)              (1,159)
                                    -----------            ---------            ---------
  Total expenses                         (8,932)              (7,385)              (1,163)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                                (8,932)              (7,385)              (1,163)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  52,444               15,477                2,339
 Net realized gain on
  distributions                         106,320                   --                6,105
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (198,134)             (85,633)             (14,497)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                          (39,370)             (70,156)              (6,053)
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(48,302)            $(77,541)             $(7,216)
                                    ===========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                      NUVEEN                NUVEEN
                                      MID CAP             SMALL CAP
                                    INDEX FUND            INDEX FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (14)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,520               $ --
                                     ---------               ----
EXPENSES:
 Administrative charges                     (4)                --
 Mortality and expense risk
  charges                               (4,770)                --
                                     ---------               ----
  Total expenses                        (4,774)                --
                                     ---------               ----
  Net investment income (loss)          (3,254)                --
                                     ---------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,086                 --
 Net realized gain on
  distributions                         27,039                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (44,565)                11
                                     ---------               ----
  Net gain (loss) on
   investments                         (16,440)                11
                                     ---------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $(19,694)               $11
                                     =========               ====

(14) Funded as of September 22, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         NUVEEN
                                     NUVEEN          MID CAP GROWTH            NUVEEN
                                     EQUITY           OPPORTUNITIES          SMALL CAP
                                   INDEX FUND             FUND              SELECT FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (15)
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $68                 $ --                $ --
                                    --------            ---------              ------
EXPENSES:
 Administrative charges                   --                   --                  --
 Mortality and expense risk
  charges                                (72)                 (80)                (63)
                                    --------            ---------              ------
  Total expenses                         (72)                 (80)                (63)
                                    --------            ---------              ------
  Net investment income
   (loss)                                 (4)                 (80)                (63)
                                    --------            ---------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (1,050)                  (1)                  4
 Net realized gain on
  distributions                        2,076                7,386                 303
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (217)             (14,244)               (359)
                                    --------            ---------              ------
  Net gain (loss) on
   investments                           809               (6,859)                (52)
                                    --------            ---------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $805              $(6,939)              $(115)
                                    ========            =========              ======

                                                                              FIDELITY
                                                                               ADVISOR
                                    FIDELITY            FIDELITY              LEVERAGED
                                 ADVISOR EQUITY       ADVISOR VALUE            COMPANY
                                  GROWTH FUND        STRATEGIES FUND         STOCK FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                 $822                $16,573
                                    --------            ---------            -----------
EXPENSES:
 Administrative charges                   (1)                  --                    (15)
 Mortality and expense risk
  charges                             (1,066)              (1,256)               (13,376)
                                    --------            ---------            -----------
  Total expenses                      (1,067)              (1,256)               (13,391)
                                    --------            ---------            -----------
  Net investment income
   (loss)                             (1,067)                (434)                 3,182
                                    --------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  530              (44,437)                 2,068
 Net realized gain on
  distributions                           --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (4,155)               9,406               (228,336)
                                    --------            ---------            -----------
  Net gain (loss) on
   investments                        (3,625)             (35,031)              (226,268)
                                    --------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,692)            $(35,465)             $(223,086)
                                    ========            =========            ===========

(15) Funded as of February 28, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FIDELITY
                                   ADVISOR STOCK           FEDERATED
                                      SELECTOR              CAPITAL
                                    ALL CAP FUND       APPRECIATION FUND
                                  SUB-ACCOUNT (16)        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $4                   $55
                                       ------                ------
EXPENSES:
 Administrative charges                    --                    --
 Mortality and expense risk
  charges                                 (67)                  (99)
                                       ------                ------
  Total expenses                          (67)                  (99)
                                       ------                ------
  Net investment income (loss)            (63)                  (44)
                                       ------                ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    18                    83
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (308)                 (585)
                                       ------                ------
  Net gain (loss) on
   investments                           (290)                 (502)
                                       ------                ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(353)                $(546)
                                       ======                ======

(16) Formerly Fidelity Advisor Dynamic Cap Appreciation Fund. Change effective July 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FEDERATED           FEDERATED
                                     FEDERATED           FUND FOR U.S.          MID CAP
                                      EQUITY              GOVERNMENT             GROWTH
                                 INCOME FUND, INC.      SECURITIES FUND     STRATEGIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $837                $11,202                $ --
                                      -------              ---------            --------
EXPENSES:
 Administrative charges                    --                    (10)                 (1)
 Mortality and expense risk
  charges                                (352)                (3,415)               (402)
                                      -------              ---------            --------
  Total expenses                         (352)                (3,425)               (403)
                                      -------              ---------            --------
  Net investment income
   (loss)                                 485                  7,777                (403)
                                      -------              ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    16                    825                 167
 Net realized gain on
  distributions                            --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,218                  1,782              (1,933)
                                      -------              ---------            --------
  Net gain (loss) on
   investments                          1,234                  2,607              (1,766)
                                      -------              ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,719                $10,384             $(2,169)
                                      =======              =========            ========


                                   FEDERATED                                  FEDERATED
                                  HIGH INCOME            FEDERATED            SHORT-TERM
                                   BOND FUND           KAUFMAN FUND          INCOME FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,875                   $ --              $4,550
                                    --------            -----------            --------
EXPENSES:
 Administrative charges                   (1)                   (56)                 --
 Mortality and expense risk
  charges                               (482)               (30,974)               (756)
                                    --------            -----------            --------
  Total expenses                        (483)               (31,030)               (756)
                                    --------            -----------            --------
  Net investment income
   (loss)                              2,392                (31,030)              3,794
                                    --------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 41,581               6,859
 Net realized gain on
  distributions                           --                 70,386                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,128)              (650,549)             (6,953)
                                    --------            -----------            --------
  Net gain (loss) on
   investments                        (1,128)              (538,582)                (94)
                                    --------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,264              $(569,612)             $3,700
                                    ========            ===========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     FEDERATED            FEDERATED
                                   TOTAL RETURN            CLOVER
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (1)
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,379                 $1
                                     ---------              -----
EXPENSES:
 Administrative charges                     (6)                (1)
 Mortality and expense risk
  charges                               (3,637)                --
                                     ---------              -----
  Total expenses                        (3,643)                (1)
                                     ---------              -----
  Net investment income (loss)           8,736                 --
                                     ---------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     29                 10
 Net realized gain on
  distributions                          3,086                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,807                (12)
                                     ---------              -----
  Net gain (loss) on
   investments                           6,922                 (2)
                                     ---------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $15,658                $(2)
                                     =========              =====

(1)  Not Funded as of December 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    FIDELITY VIP
                                  FEDERATED            GROWTH            FIDELITY VIP
                                INTERNATIONAL       OPPORTUNITIES          OVERSEAS
                                 LEADERS FUND         PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $6                 $440                $664
                                    ------            ---------            --------
EXPENSES:
 Administrative charges                 --                   --                  --
 Mortality and expense risk
  charges                              (18)              (2,258)               (306)
                                    ------            ---------            --------
  Total expenses                       (18)              (2,258)               (306)
                                    ------            ---------            --------
  Net investment income
   (loss)                              (12)              (1,818)                358
                                    ------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6              (10,580)                  1
 Net realized gain on
  distributions                         --                   --                  77
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (308)              23,365              (8,800)
                                    ------            ---------            --------
  Net gain (loss) on
   investments                        (302)              12,785              (8,722)
                                    ------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(314)             $10,967             $(8,364)
                                    ======            =========            ========

                                                                            FIDELITY VIP
                                  FIDELITY VIP         FIDELITY VIP           GROWTH &
                                VALUE STRATEGIES         BALANCED              INCOME
                                    PORTFOLIO            PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,635              $11,489              $1,979
                                    ---------            ---------            --------
EXPENSES:
 Administrative charges                    --                   --                  --
 Mortality and expense risk
  charges                              (1,241)              (4,699)               (973)
                                    ---------            ---------            --------
  Total expenses                       (1,241)              (4,699)               (973)
                                    ---------            ---------            --------
  Net investment income
   (loss)                                 394                6,790               1,006
                                    ---------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (4,804)              (1,835)             (4,817)
 Net realized gain on
  distributions                            --                1,850                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (16,208)             (39,524)              2,075
                                    ---------            ---------            --------
  Net gain (loss) on
   investments                        (21,012)             (39,509)             (2,742)
                                    ---------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(20,618)            $(32,719)            $(1,736)
                                    =========            =========            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   FIDELITY VIP        FIDELITY VIP
                                   FREEDOM 2020        FREEDOM 2030
                                    PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $187               $1,301
                                      ------             --------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                                (42)                (312)
                                      ------             --------
  Total expenses                         (42)                (312)
                                      ------             --------
  Net investment income (loss)           145                  989
                                      ------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                   (1)
 Net realized gain on
  distributions                           36                  203
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (303)              (3,788)
                                      ------             --------
  Net gain (loss) on
   investments                          (267)              (3,586)
                                      ------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(122)             $(2,597)
                                      ======             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY VIP        FIDELITY VIP           TEMPLETON
                                  FREEDOM 2015        FREEDOM 2025             GLOBAL
                                   PORTFOLIO           PORTFOLIO        OPPORTUNITIES TRUST
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $4,476                $94                   $607
                                    --------             ------               --------
EXPENSES:
 Administrative charges                   --                 --                     (1)
 Mortality and expense risk
  charges                             (1,096)               (11)                  (276)
                                    --------             ------               --------
  Total expenses                      (1,096)               (11)                  (277)
                                    --------             ------               --------
  Net investment income
   (loss)                              3,380                 83                    330
                                    --------             ------               --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 --                    110
 Net realized gain on
  distributions                        1,231                 16                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (7,274)              (195)                (4,319)
                                    --------             ------               --------
  Net gain (loss) on
   investments                        (6,043)              (179)                (4,209)
                                    --------             ------               --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(2,663)              $(96)               $(3,879)
                                    ========             ======               ========

                                     TEMPLETON             FRANKLIN              FRANKLIN
                                    DEVELOPING               HIGH               STRATEGIC
                                   MARKETS TRUST          INCOME FUND          INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $15,463              $38,940              $131,099
                                    -----------            ---------            ----------
EXPENSES:
 Administrative charges                     (10)                 (25)                  (27)
 Mortality and expense risk
  charges                               (11,001)              (6,111)              (17,225)
                                    -----------            ---------            ----------
  Total expenses                        (11,011)              (6,136)              (17,252)
                                    -----------            ---------            ----------
  Net investment income
   (loss)                                 4,452               32,804               113,847
                                    -----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   9,928               (1,021)               13,840
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (245,620)             (24,754)              (91,205)
                                    -----------            ---------            ----------
  Net gain (loss) on
   investments                         (235,692)             (25,775)              (77,365)
                                    -----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(231,240)              $7,029               $36,482
                                    ===========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      TEMPLETON             FRANKLIN
                                       GLOBAL            U.S. GOVERNMENT
                                      BOND FUND          SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $161,167              $38,421
                                     -----------            ---------
EXPENSES:
 Administrative charges                      (43)                 (21)
 Mortality and expense risk
  charges                                (21,634)             (10,451)
                                     -----------            ---------
  Total expenses                         (21,677)             (10,472)
                                     -----------            ---------
  Net investment income (loss)           139,490               27,949
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (17,087)               1,033
 Net realized gain on
  distributions                           16,976                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (251,568)              25,642
                                     -----------            ---------
  Net gain (loss) on
   investments                          (251,679)              26,675
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(112,189)             $54,624
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN
                                     SMALL CAP               MUTUAL                TEMPLETON
                                    VALUE FUND           DISCOVERY FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $7,427               $142,352                $32,794
                                    -----------            -----------            -----------
EXPENSES:
 Administrative charges                     (25)                  (130)                   (22)
 Mortality and expense risk
  charges                               (11,980)               (66,324)               (13,218)
                                    -----------            -----------            -----------
  Total expenses                        (12,005)               (66,454)               (13,240)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                                (4,578)                75,898                 19,554
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,008)                (2,525)                 6,240
 Net realized gain on
  distributions                          77,792                191,194                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (149,100)              (575,839)              (152,721)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                          (74,316)              (387,170)              (146,481)
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(78,894)             $(311,272)             $(126,927)
                                    ===========            ===========            ===========

                                                                                FRANKLIN
                                     FRANKLIN              FRANKLIN               TOTAL
                                    INCOME FUND           GROWTH FUND          RETURN FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $467,964               $4,920              $12,764
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                    (143)                 (17)                  (4)
 Mortality and expense risk
  charges                               (60,965)             (10,769)              (2,854)
                                    -----------            ---------            ---------
  Total expenses                        (61,108)             (10,786)              (2,858)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                               406,856               (5,866)               9,906
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,558               19,688                 (141)
 Net realized gain on
  distributions                              --                3,869                3,215
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (294,383)             (21,638)              (1,860)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                         (281,825)               1,919                1,214
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $125,031              $(3,947)             $11,120
                                    ===========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN
                                    BALANCE SHEET            MUTUAL
                                   INVESTMENT FUND         BEACON FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $14,000              $26,446
                                     -----------            ---------
EXPENSES:
 Administrative charges                       --                  (22)
 Mortality and expense risk
  charges                                (12,371)              (8,066)
                                     -----------            ---------
  Total expenses                         (12,371)              (8,088)
                                     -----------            ---------
  Net investment income (loss)             1,629               18,358
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (17,588)              (2,009)
 Net realized gain on
  distributions                          277,933                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (450,335)             (55,098)
                                     -----------            ---------
  Net gain (loss) on
   investments                          (189,990)             (57,107)
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(188,361)            $(38,749)
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  FRANKLIN
                                     FRANKLIN               FRANKLIN              TEMPLETON
                                      MUTUAL              SMALL-MID CAP         CONSERVATIVE
                                    SHARES FUND            GROWTH FUND         ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $92,454                   $ --              $52,014
                                    -----------            -----------            ---------
EXPENSES:
 Administrative charges                     (22)                    (4)                (100)
 Mortality and expense risk
  charges                               (32,334)               (32,670)             (16,515)
                                    -----------            -----------            ---------
  Total expenses                        (32,356)               (32,674)             (16,615)
                                    -----------            -----------            ---------
  Net investment income
   (loss)                                60,098                (32,674)              35,399
                                    -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (13,495)               (43,454)              17,327
 Net realized gain on
  distributions                              --                237,776                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (158,569)              (506,831)             (78,119)
                                    -----------            -----------            ---------
  Net gain (loss) on
   investments                         (172,064)              (312,509)             (60,792)
                                    -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(111,966)             $(345,183)            $(25,393)
                                    ===========            ===========            =========

                                     FRANKLIN               FRANKLIN
                                     TEMPLETON              TEMPLETON
                                      GROWTH                MODERATE           TEMPLETON
                                  ALLOCATION FUND        ALLOCATION FUND     FOREIGN FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $60,369               $123,143            $322,876
                                    -----------            -----------       -------------
EXPENSES:
 Administrative charges                    (140)                  (151)                (19)
 Mortality and expense risk
  charges                               (30,000)               (47,444)            (69,502)
                                    -----------            -----------       -------------
  Total expenses                        (30,140)               (47,595)            (69,521)
                                    -----------            -----------       -------------
  Net investment income
   (loss)                                30,229                 75,548             253,355
                                    -----------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  92,020                 20,430             (62,642)
 Net realized gain on
  distributions                              --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (272,789)              (242,165)         (2,079,478)
                                    -----------            -----------       -------------
  Net gain (loss) on
   investments                         (180,769)              (221,735)         (2,142,120)
                                    -----------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(150,540)             $(146,187)        $(1,888,765)
                                    ===========            ===========       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     FRANKLIN
                                   SMALL-MID CAP       HIGHLAND PREMIER
                                      GROWTH                GROWTH
                                  SECURITIES FUND        EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (17)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $ --
                                     ---------             --------
EXPENSES:
 Administrative charges                     --                   (1)
 Mortality and expense risk
  charges                               (1,716)                (292)
                                     ---------             --------
  Total expenses                        (1,716)                (293)
                                     ---------             --------
  Net investment income (loss)          (1,716)                (293)
                                     ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (10,316)               4,013
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,160)              (3,674)
                                     ---------             --------
  Net gain (loss) on
   investments                         (16,476)                 339
                                     ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(18,192)                 $46
                                     =========             ========

(17) Formerly GE Premier Growth Equity Fund. Change effective February 19, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     GOLDMAN SACHS       GOLDMAN SACHS
                                 GOLDMAN SACHS          CAPITAL           CORE FIXED
                                 BALANCED FUND        GROWTH FUND         INCOME FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,672                $22              $1,106
                                    --------             ------             -------
EXPENSES:
 Administrative charges                   (1)                (4)                (10)
 Mortality and expense risk
  charges                             (1,095)              (157)               (724)
                                    --------             ------             -------
  Total expenses                      (1,096)              (161)               (734)
                                    --------             ------             -------
  Net investment income
   (loss)                                576               (139)                372
                                    --------             ------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                2,723                 72                  17
 Net realized gain on
  distributions                           --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             93               (263)              2,799
                                    --------             ------             -------
  Net gain (loss) on
   investments                         2,816               (191)              2,816
                                    --------             ------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,392              $(330)             $3,188
                                    ========             ======             =======

                                 GOLDMAN SACHS        GOLDMAN SACHS         GOLDMAN SACHS
                                STRUCTURED U.S.         GOVERNMENT            GROWTH &
                                  EQUITY FUND          INCOME FUND           INCOME FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9                 $30,595               $8,435
                                      ----              ----------            ---------
EXPENSES:
 Administrative charges                 --                     (21)                 (21)
 Mortality and expense risk
  charges                               (5)                (11,343)              (5,596)
                                      ----              ----------            ---------
  Total expenses                        (5)                (11,364)              (5,617)
                                      ----              ----------            ---------
  Net investment income
   (loss)                                4                  19,231                2,818
                                      ----              ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1                   5,453              (21,420)
 Net realized gain on
  distributions                         --                  56,305                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6                  58,155              (59,610)
                                      ----              ----------            ---------
  Net gain (loss) on
   investments                           7                 119,913              (81,030)
                                      ----              ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $11                $139,144             $(78,212)
                                      ====              ==========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         GOLDMAN SACHS
                                    GOLDMAN SACHS         CONCENTRATED
                                       GROWTH            INTERNATIONAL
                                 OPPORTUNITIES FUND       EQUITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $336
                                      ---------             --------
EXPENSES:
 Administrative charges                      (6)                  --
 Mortality and expense risk
  charges                                (2,294)                 (98)
                                      ---------             --------
  Total expenses                         (2,300)                 (98)
                                      ---------             --------
  Net investment income (loss)           (2,300)                 238
                                      ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (264)                  (8)
 Net realized gain on
  distributions                          20,120                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (34,084)              (2,355)
                                      ---------             --------
  Net gain (loss) on
   investments                          (14,228)              (2,363)
                                      ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(16,528)             $(2,125)
                                      =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS         GOLDMAN SACHS       GOLDMAN SACHS
                                      MID CAP              SMALL CAP           STRATEGIC
                                    VALUE FUND            VALUE FUND          GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $22,253               $4,210                $10
                                    -----------            ---------             ------
EXPENSES:
 Administrative charges                     (45)                 (29)                (1)
 Mortality and expense risk
  charges                               (24,063)             (17,645)               (69)
                                    -----------            ---------             ------
  Total expenses                        (24,108)             (17,674)               (70)
                                    -----------            ---------             ------
  Net investment income
   (loss)                                (1,855)             (13,464)               (60)
                                    -----------            ---------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 112,554               49,059                (29)
 Net realized gain on
  distributions                              --               38,414                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (469,589)             (97,958)              (178)
                                    -----------            ---------             ------
  Net gain (loss) on
   investments                         (357,035)             (10,485)              (207)
                                    -----------            ---------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(358,890)            $(23,949)             $(267)
                                    ===========            =========             ======

                                   GOLDMAN SACHS         GOLDMAN SACHS        GOLDMAN SACHS
                                       HIGH                LARGE CAP          SMALL/MID CAP
                                    YIELD FUND            VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $183,263               $4,576                 $ --
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                     (15)                  (2)                  (8)
 Mortality and expense risk
  charges                                (9,595)              (2,306)              (4,089)
                                    -----------            ---------            ---------
  Total expenses                         (9,610)              (2,308)              (4,097)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                               173,653                2,268               (4,097)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4,905)               1,461                1,662
 Net realized gain on
  distributions                          28,420                   --               23,028
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (152,461)             (37,619)             (46,050)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                         (128,946)             (36,158)             (21,360)
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $44,707             $(33,890)            $(25,457)
                                    ===========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS           JOHN HANCOCK
                                 SATELLITE STRATEGIES         SMALL CAP
                                      PORTFOLIO              EQUITY FUND
                                   SUB-ACCOUNT (18)          SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                    $20,802
                                         ----                -----------
EXPENSES:
 Administrative charges                    --                         (1)
 Mortality and expense risk
  charges                                  --                     (7,780)
                                         ----                -----------
  Total expenses                           --                     (7,781)
                                         ----                -----------
  Net investment income (loss)             --                     13,021
                                         ----                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                     29,435
 Net realized gain on
  distributions                            --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                   (140,553)
                                         ----                -----------
  Net gain (loss) on
   investments                             --                   (111,118)
                                         ----                -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $ --                   $(98,097)
                                         ====                ===========

(18) Funded as of December 19, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  HARTFORD
                                      FROST                HARTFORD                TOTAL
                                  DIVIDEND VALUE           ADVISERS             RETURN BOND
                                   EQUITY FUND             HLS FUND               HLS FUND
                                 SUB-ACCOUNT (19)        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $132                $128,089                 $48,193
                                      ------              ----------            ------------
EXPENSES:
 Administrative charges                   --                      (7)                    (76)
 Mortality and expense risk
  charges                                (87)                (48,917)               (137,595)
                                      ------              ----------            ------------
  Total expenses                         (87)                (48,924)               (137,671)
                                      ------              ----------            ------------
  Net investment income
   (loss)                                 45                  79,165                 (89,478)
                                      ------              ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (235)                 46,666                   1,359
 Net realized gain on
  distributions                           --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (373)                (10,068)              1,650,375
                                      ------              ----------            ------------
  Net gain (loss) on
   investments                          (608)                 36,598               1,651,734
                                      ------              ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(563)               $115,763              $1,562,256
                                      ======              ==========            ============

                                 HARTFORD                HARTFORD
                                  CAPITAL                DIVIDEND              HARTFORD
                               APPRECIATION             AND GROWTH          GLOBAL RESEARCH
                                 HLS FUND                HLS FUND              HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $201,633               $507,623                  $69
                               -------------            -----------            ---------
EXPENSES:
 Administrative charges                  (22)                   (51)                  (9)
 Mortality and expense risk
  charges                           (160,713)              (131,658)              (3,247)
                               -------------            -----------            ---------
  Total expenses                    (160,735)              (131,709)              (3,256)
                               -------------            -----------            ---------
  Net investment income
   (loss)                             40,898                375,914               (3,187)
                               -------------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (345,197)               (93,846)               4,667
 Net realized gain on
  distributions                           --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,869,563)              (201,114)             (48,727)
                               -------------            -----------            ---------
  Net gain (loss) on
   investments                    (3,214,760)              (294,960)             (44,060)
                               -------------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(3,173,862)               $80,954             $(47,247)
                               =============            ===========            =========

(19) Funded as of January 10, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                     HEALTHCARE           GLOBAL GROWTH
                                      HLS FUND              HLS FUND
                                  SUB-ACCOUNT (20)         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $509                  $ --
                                      ---------             ---------
EXPENSES:
 Administrative charges                      (1)                   (5)
 Mortality and expense risk
  charges                                (8,223)                 (578)
                                      ---------             ---------
  Total expenses                         (8,224)                 (583)
                                      ---------             ---------
  Net investment income (loss)           (7,715)                 (583)
                                      ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (1,221)                   71
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            82,873               (11,014)
                                      ---------             ---------
  Net gain (loss) on
   investments                           81,652               (10,943)
                                      ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $73,937              $(11,526)
                                      =========             =========

(20) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                                  HARTFORD
                                  DISCIPLINED          HARTFORD               GROWTH
                                    EQUITY              GROWTH             OPPORTUNITIES
                                   HLS FUND            HLS FUND              HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $44                  $389                   $ --
                                     -----             ---------            -----------
EXPENSES:
 Administrative charges                 (1)                   (4)                   (67)
 Mortality and expense risk
  charges                              (58)               (3,507)               (25,291)
                                     -----             ---------            -----------
  Total expenses                       (59)               (3,511)               (25,358)
                                     -----             ---------            -----------
  Net investment income
   (loss)                              (15)               (3,122)               (25,358)
                                     -----             ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (14)               11,272                 19,411
 Net realized gain on
  distributions                         --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7)              (44,121)              (287,947)
                                     -----             ---------            -----------
  Net gain (loss) on
   investments                         (21)              (32,849)              (268,536)
                                     -----             ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(36)             $(35,971)             $(293,894)
                                     =====             =========            ===========

                                                           HARTFORD
                                     HARTFORD            INTERNATIONAL        HARTFORD
                                      INDEX              OPPORTUNITIES         MIDCAP
                                     HLS FUND              HLS FUND           HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $150,023                   $672            $106,601
                                    ----------            -----------       -------------
EXPENSES:
 Administrative charges                    (21)                   (11)                 (1)
 Mortality and expense risk
  charges                              (59,065)               (11,178)            (76,438)
                                    ----------            -----------       -------------
  Total expenses                       (59,086)               (11,189)            (76,439)
                                    ----------            -----------       -------------
  Net investment income
   (loss)                               90,937                (10,517)             30,162
                                    ----------            -----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 16,307                (17,022)            (91,053)
 Net realized gain on
  distributions                             --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,941)              (196,084)         (1,263,469)
                                    ----------            -----------       -------------
  Net gain (loss) on
   investments                           4,366               (213,106)         (1,354,522)
                                    ----------            -----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $95,303              $(223,623)        $(1,324,360)
                                    ==========            ===========       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD
                                   MONEY MARKET          SMALL COMPANY
                                     HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --
                                     ---------            -----------
EXPENSES:
 Administrative charges                   (146)                   (11)
 Mortality and expense risk
  charges                              (77,993)               (28,936)
                                     ---------            -----------
  Total expenses                       (78,139)               (28,947)
                                     ---------            -----------
  Net investment income (loss)         (78,139)               (28,947)
                                     ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                 (2,479)
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --               (198,778)
                                     ---------            -----------
  Net gain (loss) on
   investments                              --               (201,257)
                                     ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(78,139)             $(230,204)
                                     =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     HARTFORD               HARTFORD            U.S. GOVERNMENT
                                  SMALLCAP GROWTH             STOCK               SECURITIES
                                     HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $74,280               $20,475
                                     ---------             -----------             ---------
EXPENSES:
 Administrative charges                    (19)                     --                    (1)
 Mortality and expense risk
  charges                               (2,425)                (36,679)               (6,921)
                                     ---------             -----------             ---------
  Total expenses                        (2,444)                (36,679)               (6,922)
                                     ---------             -----------             ---------
  Net investment income
   (loss)                               (2,444)                 37,601                13,553
                                     ---------             -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 20,997                  70,337                (2,121)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,680)               (187,801)               23,706
                                     ---------             -----------             ---------
  Net gain (loss) on
   investments                           3,317                (117,464)               21,585
                                     ---------             -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $873                $(79,863)              $35,138
                                     =========             ===========             =========

                                                                            THE HARTFORD
                                    HARTFORD           THE HARTFORD            TARGET
                                      VALUE             CHECKS AND           RETIREMENT
                                    HLS FUND           BALANCES FUND          2010 FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $19,662               $6,847              $26,218
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                   (18)                  (4)                  (8)
 Mortality and expense risk
  charges                              (8,320)              (2,525)              (9,368)
                                    ---------            ---------            ---------
  Total expenses                       (8,338)              (2,529)              (9,376)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                              11,324                4,318               16,842
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,629                 (902)              (1,020)
 Net realized gain on
  distributions                            --                1,430                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (52,909)             (19,498)             (28,374)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                        (43,280)             (18,970)             (29,394)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(31,956)            $(14,652)            $(12,552)
                                    =========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    THE HARTFORD           THE HARTFORD
                                       TARGET                 TARGET
                                     RETIREMENT             RETIREMENT
                                      2020 FUND              2030 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $70,742                $42,638
                                     -----------            -----------
EXPENSES:
 Administrative charges                      (42)                   (91)
 Mortality and expense risk
  charges                                (29,868)               (22,698)
                                     -----------            -----------
  Total expenses                         (29,910)               (22,789)
                                     -----------            -----------
  Net investment income (loss)            40,832                 19,849
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (17,857)                11,177
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (103,915)              (136,905)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (121,772)              (125,728)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(80,940)             $(105,879)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD           THE HARTFORD
                                  DIVIDEND AND          INTERNATIONAL          THE HARTFORD
                                   GROWTH FUND        OPPORTUNITIES FUND        MIDCAP FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $22,213                  $999                   $ --
                                    ---------              --------              ---------
EXPENSES:
 Administrative charges                   (18)                   --                     (2)
 Mortality and expense risk
  charges                              (9,094)                 (583)                (2,018)
                                    ---------              --------              ---------
  Total expenses                       (9,112)                 (583)                (2,020)
                                    ---------              --------              ---------
  Net investment income
   (loss)                              13,101                   416                 (2,020)
                                    ---------              --------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (614)                   23                   (446)
 Net realized gain on
  distributions                            --                    --                 25,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (24,669)               (9,156)               (47,373)
                                    ---------              --------              ---------
  Net gain (loss) on
   investments                        (25,283)               (9,133)               (22,704)
                                    ---------              --------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(12,182)              $(8,717)              $(24,724)
                                    =========              ========              =========

                                  THE HARTFORD         THE HARTFORD         THE HARTFORD
                                      SMALL            TOTAL RETURN          HEALTHCARE
                                  COMPANY FUND           BOND FUND              FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (21)
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $6,384                $ --
                                    ---------            ---------             -------
EXPENSES:
 Administrative charges                   (10)                  --                  --
 Mortality and expense risk
  charges                              (3,718)              (1,687)               (463)
                                    ---------            ---------             -------
  Total expenses                       (3,728)              (1,687)               (463)
                                    ---------            ---------             -------
  Net investment income
   (loss)                              (3,728)               4,697                (463)
                                    ---------            ---------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,073)                  62                  (3)
 Net realized gain on
  distributions                        27,744                1,079                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (59,039)               4,860               2,694
                                    ---------            ---------             -------
  Net gain (loss) on
   investments                        (32,368)               6,001               2,691
                                    ---------            ---------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(36,096)             $10,698              $2,228
                                    =========            =========             =======

(21) Formerly The Hartford Global Health Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     THE HARTFORD          THE HARTFORD
                                        GROWTH             EQUITY GROWTH
                                  OPPORTUNITIES FUND      ALLOCATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $2,666
                                       --------              ---------
EXPENSES:
 Administrative charges                      (3)                   (76)
 Mortality and expense risk
  charges                                  (698)                (6,417)
                                       --------              ---------
  Total expenses                           (701)                (6,493)
                                       --------              ---------
  Net investment income (loss)             (701)                (3,827)
                                       --------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (120)                 2,773
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (6,993)               (47,884)
                                       --------              ---------
  Net gain (loss) on
   investments                           (7,113)               (45,111)
                                       --------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(7,814)              $(48,938)
                                       ========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD           THE HARTFORD
                                     BALANCED            CONSERVATIVE              CAPITAL
                                  ALLOCATION FUND       ALLOCATION FUND       APPRECIATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $62,792              $54,263                 $126,160
                                    -----------            ---------            -------------
EXPENSES:
 Administrative charges                    (291)                 (43)                    (149)
 Mortality and expense risk
  charges                               (24,174)             (19,162)                 (61,903)
                                    -----------            ---------            -------------
  Total expenses                        (24,465)             (19,205)                 (62,052)
                                    -----------            ---------            -------------
  Net investment income
   (loss)                                38,327               35,058                   64,108
                                    -----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,263               55,799                   (3,664)
 Net realized gain on
  distributions                              --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (116,902)             (76,417)              (1,313,186)
                                    -----------            ---------            -------------
  Net gain (loss) on
   investments                         (111,639)             (20,618)              (1,316,850)
                                    -----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(73,312)             $14,440              $(1,252,742)
                                    ===========            =========            =============

                                  THE HARTFORD
                                     GROWTH            THE HARTFORD           THE HARTFORD
                                 ALLOCATION FUND       MONEY MARKET       INFLATION PLUS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $19,833                 $ --                $25,747
                                    ---------            ---------             ----------
EXPENSES:
 Administrative charges                   (36)                (169)                    (6)
 Mortality and expense risk
  charges                             (14,294)             (12,848)                (4,942)
                                    ---------            ---------             ----------
  Total expenses                      (14,330)             (13,017)                (4,948)
                                    ---------            ---------             ----------
  Net investment income
   (loss)                               5,503              (13,017)                20,799
                                    ---------            ---------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,930                   --                  3,368
 Net realized gain on
  distributions                            --                   --                 48,330
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (95,775)                  --                 46,912
                                    ---------            ---------             ----------
  Net gain (loss) on
   investments                        (90,845)                  --                 98,610
                                    ---------            ---------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(85,342)            $(13,017)              $119,409
                                    =========            =========             ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                         THE HARTFORD
                                    THE HARTFORD            EQUITY
                                     VALUE FUND           INCOME FUND
                                  SUB-ACCOUNT (22)        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $15                $1,393
                                        -----               -------
EXPENSES:
 Administrative charges                    --                    (1)
 Mortality and expense risk
  charges                                  (7)                 (745)
                                        -----               -------
  Total expenses                           (7)                 (746)
                                        -----               -------
  Net investment income (loss)              8                   647
                                        -----               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                  (579)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (39)                  584
                                        -----               -------
  Net gain (loss) on
   investments                            (39)                    5
                                        -----               -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(31)                 $652
                                        =====               =======

(22) Funded as of January 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  THE HARTFORD          THE HARTFORD          THE HARTFORD
                                     TARGET                TARGET                TARGET
                                   RETIREMENT            RETIREMENT            RETIREMENT
                                    2015 FUND             2025 FUND             2035 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $23,649                $45,279              $15,502
                                    ---------            -----------            ---------
EXPENSES:
 Administrative charges                   (28)                   (14)                 (31)
 Mortality and expense risk
  charges                              (5,717)               (22,405)              (8,480)
                                    ---------            -----------            ---------
  Total expenses                       (5,745)               (22,419)              (8,511)
                                    ---------            -----------            ---------
  Net investment income
   (loss)                              17,904                 22,860                6,991
                                    ---------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,694)                 5,875               (2,139)
 Net realized gain on
  distributions                        29,646                 70,483               40,828
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (54,824)              (154,000)             (87,599)
                                    ---------            -----------            ---------
  Net gain (loss) on
   investments                        (26,872)               (77,642)             (48,910)
                                    ---------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(8,968)              $(54,782)            $(41,919)
                                    =========            ===========            =========

                                  THE HARTFORD         THE HARTFORD         THE HARTFORD
                                     TARGET               TARGET               TARGET
                                   RETIREMENT           RETIREMENT           RETIREMENT
                                    2040 FUND            2045 FUND            2050 FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,396              $10,479               $5,384
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                    (8)                 (12)                 (25)
 Mortality and expense risk
  charges                              (5,913)              (5,359)              (3,625)
                                    ---------            ---------            ---------
  Total expenses                       (5,921)              (5,371)              (3,650)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                               6,475                5,108                1,734
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (313)               1,332                 (607)
 Net realized gain on
  distributions                        24,205               53,850               22,726
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (75,135)             (82,836)             (53,096)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                        (51,243)             (27,654)             (30,977)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(44,768)            $(22,546)            $(29,243)
                                    =========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   THE HARTFORD
                                   INTERNATIONAL      HOTCHKIS AND WILEY
                                   SMALL COMPANY           LARGE CAP
                                       FUND               VALUE FUND
                                  SUB-ACCOUNT (7)         SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $5                 $12,201
                                       -----               ---------
EXPENSES:
 Administrative charges                   --                     (34)
 Mortality and expense risk
  charges                                 (2)                 (4,603)
                                       -----               ---------
  Total expenses                          (2)                 (4,637)
                                       -----               ---------
  Net investment income (loss)             3                   7,564
                                       -----               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                  (8,514)
 Net realized gain on
  distributions                           --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (56)                (26,863)
                                       -----               ---------
  Net gain (loss) on
   investments                           (56)                (35,377)
                                       -----               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(53)               $(27,813)
                                       =====               =========

(7)  Funded as of July 6, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  INVESCO V.I.
                                   TECHNOLOGY             INVESCO              INVESCO
                                      FUND             LEISURE FUND        TECHNOLOGY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $237                 $ --                 $ --
                                    ---------            ---------            ---------
EXPENSES:
 Administrative charges                    --                   --                   --
 Mortality and expense risk
  charges                                (937)              (2,603)              (3,251)
                                    ---------            ---------            ---------
  Total expenses                         (937)              (2,603)              (3,251)
                                    ---------            ---------            ---------
  Net investment income
   (loss)                                (700)              (2,603)              (3,251)
                                    ---------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (7,890)                 573               45,889
 Net realized gain on
  distributions                            --               11,961                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (8,093)             (25,281)             (47,675)
                                    ---------            ---------            ---------
  Net gain (loss) on
   investments                        (15,983)             (12,747)              (1,786)
                                    ---------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(16,683)            $(15,350)             $(5,037)
                                    =========            =========            =========

                                    IVY GLOBAL
                                      NATURAL            IVY LARGE CAP        IVY SCIENCE &
                                  RESOURCES FUND          GROWTH FUND        TECHNOLOGY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --                 $ --
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                     (19)                  (8)                  (1)
 Mortality and expense risk
  charges                               (16,465)              (4,955)              (2,129)
                                    -----------            ---------            ---------
  Total expenses                        (16,484)              (4,963)              (2,130)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                               (16,484)              (4,963)              (2,130)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  20,336                  479                2,875
 Net realized gain on
  distributions                              --                   --               19,263
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (508,528)              12,770              (39,925)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                         (488,192)              13,249              (17,787)
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(504,676)              $8,286             $(19,917)
                                    ===========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      IVY ASSET             JANUS ASPEN
                                    STRATEGY FUND         FORTY PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $12,044                 $6,675
                                     -----------            -----------
EXPENSES:
 Administrative charges                       (2)                    --
 Mortality and expense risk
  charges                                 (7,069)               (12,983)
                                     -----------            -----------
  Total expenses                          (7,071)               (12,983)
                                     -----------            -----------
  Net investment income (loss)             4,973                 (6,308)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    6,973                (53,163)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (101,087)               (59,500)
                                     -----------            -----------
  Net gain (loss) on
   investments                           (94,114)              (112,663)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(89,141)             $(118,971)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   JANUS ASPEN         JANUS ASPEN          JANUS ASPEN
                                    WORLDWIDE           ENTERPRISE           BALANCED
                                    PORTFOLIO           PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,431                $ --              $12,689
                                    ---------            --------            ---------
EXPENSES:
 Administrative charges                    --                  --                   --
 Mortality and expense risk
  charges                              (1,856)               (329)              (3,000)
                                    ---------            --------            ---------
  Total expenses                       (1,856)               (329)              (3,000)
                                    ---------            --------            ---------
  Net investment income
   (loss)                                (425)               (329)               9,689
                                    ---------            --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,938)              9,867                 (372)
 Net realized gain on
  distributions                            --                  --               23,745
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (33,614)             (6,978)             (33,271)
                                    ---------            --------            ---------
  Net gain (loss) on
   investments                        (35,552)              2,889               (9,898)
                                    ---------            --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(35,977)             $2,560                $(209)
                                    =========            ========            =========

                                    JANUS ASPEN             JANUS
                                     OVERSEAS             FLEXIBLE               JANUS
                                     PORTFOLIO            BOND FUND           FORTY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,132               $775                $14,850
                                    -----------            -------            -----------
EXPENSES:
 Administrative charges                      --                 --                    (50)
 Mortality and expense risk
  charges                                (3,370)              (105)               (36,762)
                                    -----------            -------            -----------
  Total expenses                         (3,370)              (105)               (36,812)
                                    -----------            -------            -----------
  Net investment income
   (loss)                                (1,238)               670                (21,962)
                                    -----------            -------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (12,075)                --                 (8,309)
 Net realized gain on
  distributions                           4,447                268                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (167,956)               208               (430,978)
                                    -----------            -------            -----------
  Net gain (loss) on
   investments                         (175,584)               476               (439,287)
                                    -----------            -------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(176,822)            $1,146              $(461,249)
                                    ===========            =======            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       JANUS                JANUS
                                   BALANCED FUND       ENTERPRISE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $27,484                 $ --
                                     ---------            ---------
EXPENSES:
 Administrative charges                    (12)                 (10)
 Mortality and expense risk
  charges                               (3,572)              (4,586)
                                     ---------            ---------
  Total expenses                        (3,584)              (4,596)
                                     ---------            ---------
  Net investment income (loss)          23,900               (4,596)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    711               (1,890)
 Net realized gain on
  distributions                         27,714                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (45,181)             (16,263)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (16,756)             (18,153)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $7,144             $(22,749)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   PERKINS
                                        JANUS                  JANUS               MID CAP
                                    OVERSEAS FUND         WORLDWIDE FUND         VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --               $1,270               $8,195
                                    -------------            ---------            ---------
EXPENSES:
 Administrative charges                       (39)                  --                   (9)
 Mortality and expense risk
  charges                                 (41,406)              (1,842)              (2,593)
                                    -------------            ---------            ---------
  Total expenses                          (41,445)              (1,842)              (2,602)
                                    -------------            ---------            ---------
  Net investment income
   (loss)                                 (41,445)                (572)               5,593
                                    -------------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (215,687)                (218)              (1,250)
 Net realized gain on
  distributions                           477,666                   --               46,085
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,397,897)             (38,510)             (63,979)
                                    -------------            ---------            ---------
  Net gain (loss) on
   investments                         (3,135,918)             (38,728)             (19,144)
                                    -------------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(3,177,363)            $(39,300)            $(13,551)
                                    =============            =========            =========

                                    PRUDENTIAL
                                     JENNISON            PRUDENTIAL            JPMORGAN
                                     MID-CAP           JENNISON 20/20            CORE
                                GROWTH FUND, INC.        FOCUS FUND            BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $520                  $ --              $39,226
                                     --------             ---------            ---------
EXPENSES:
 Administrative charges                    (6)                   (6)                 (11)
 Mortality and expense risk
  charges                              (2,319)               (2,080)              (2,772)
                                     --------             ---------            ---------
  Total expenses                       (2,325)               (2,086)              (2,783)
                                     --------             ---------            ---------
  Net investment income
   (loss)                              (1,805)               (2,086)              36,443
                                     --------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,773                (1,250)               2,687
 Net realized gain on
  distributions                         4,234                 8,553                2,008
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,060               (25,930)              32,975
                                     --------             ---------            ---------
  Net gain (loss) on
   investments                          8,067               (18,627)              37,670
                                     --------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $6,262              $(20,713)             $74,113
                                     ========             =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     JPMORGAN             JPMORGAN
                                     SMALL CAP            SMALL CAP
                                    EQUITY FUND          GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $698                 $ --
                                     ---------            ---------
EXPENSES:
 Administrative charges                     (4)                  (3)
 Mortality and expense risk
  charges                               (1,474)              (2,224)
                                     ---------            ---------
  Total expenses                        (1,478)              (2,227)
                                     ---------            ---------
  Net investment income (loss)            (780)              (2,227)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,686               37,818
 Net realized gain on
  distributions                         11,626               18,310
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,204)             (99,488)
                                     ---------            ---------
  Net gain (loss) on
   investments                           7,108              (43,360)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $6,328             $(45,587)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JPMORGAN            JPMORGAN
                                    SMALL CAP           U.S. REAL            JPMORGAN
                                   VALUE FUND          ESTATE FUND       U.S. EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,563             $1,689                 $341
                                    ---------            -------             --------
EXPENSES:
 Administrative charges                    (2)                (1)                  --
 Mortality and expense risk
  charges                              (1,422)              (794)                (369)
                                    ---------            -------             --------
  Total expenses                       (1,424)              (795)                (369)
                                    ---------            -------             --------
  Net investment income
   (loss)                               2,139                894                  (28)
                                    ---------            -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   656               (551)                  (1)
 Net realized gain on
  distributions                            --                 --                  189
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (17,496)             9,013               (2,004)
                                    ---------            -------             --------
  Net gain (loss) on
   investments                        (16,840)             8,462               (1,816)
                                    ---------            -------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(14,701)            $9,356              $(1,844)
                                    =========            =======             ========

                                     JPMORGAN              JPMORGAN             JPMORGAN
                                 SMARTRETIREMENT       SMARTRETIREMENT       SMARTRETIREMENT
                                    2010 FUND             2015 FUND             2020 FUND
                                 SUB-ACCOUNT (23)      SUB-ACCOUNT (24)     SUB-ACCOUNT (25)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,440                $3,234               $2,248
                                     --------              --------              -------
EXPENSES:
 Administrative charges                    --                    --                   --
 Mortality and expense risk
  charges                                (337)                 (314)                (196)
                                     --------              --------              -------
  Total expenses                         (337)                 (314)                (196)
                                     --------              --------              -------
  Net investment income
   (loss)                               2,103                 2,920                2,052
                                     --------              --------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (5)                   86                  (36)
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,654)               (1,125)                 (89)
                                     --------              --------              -------
  Net gain (loss) on
   investments                         (1,659)               (1,039)                (125)
                                     --------              --------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                            $444                $1,881               $1,927
                                     ========              ========              =======

(23) Funded as of August 30, 2011.

(24) Funded as of August 5, 2011.

(25) Funded as of June 7, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT        SMARTRETIREMENT
                                     2025 FUND              2030 FUND
                                  SUB-ACCOUNT (26)      SUB-ACCOUNT (25)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,939                 $8,371
                                      --------              ---------
EXPENSES:
 Administrative charges                     --                     --
 Mortality and expense risk
  charges                                 (659)                  (242)
                                      --------              ---------
  Total expenses                          (659)                  (242)
                                      --------              ---------
  Net investment income (loss)           2,280                  8,129
                                      --------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (3)                   296
 Net realized gain on
  distributions                            923                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,214)                 3,125
                                      --------              ---------
  Net gain (loss) on
   investments                          (7,294)                 3,421
                                      --------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(5,014)               $11,550
                                      ========              =========

(25) Funded as of June 7, 2011.

(26) Funded as of July 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN             JPMORGAN              JPMORGAN
                                 SMARTRETIREMENT       SMARTRETIREMENT      SMARTRETIREMENT
                                    2035 FUND             2040 FUND            2045 FUND
                                 SUB-ACCOUNT (25)     SUB-ACCOUNT (25)      SUB-ACCOUNT (25)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,200               $4,048                 $482
                                     --------              -------               ------
EXPENSES:
 Administrative charges                    --                   --                   --
 Mortality and expense risk
  charges                                (336)                 (72)                 (93)
                                     --------              -------               ------
  Total expenses                         (336)                 (72)                 (93)
                                     --------              -------               ------
  Net investment income
   (loss)                                 864                3,976                  389
                                     --------              -------               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (3)                (194)                  (1)
 Net realized gain on
  distributions                           310                   --                  121
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,322)               2,749                 (825)
                                     --------              -------               ------
  Net gain (loss) on
   investments                         (3,015)               2,555                 (705)
                                     --------              -------               ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(2,151)              $6,531                $(316)
                                     ========              =======               ======

                                    JPMORGAN             JPMORGAN             JP MORGAN
                                 SMARTRETIREMENT      SMARTRETIREMENT        PRIME MONEY
                                    2050 FUND           INCOME FUND          MARKET FUND
                                SUB-ACCOUNT (27)     SUB-ACCOUNT (18)        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,499               $1,963                  $158
                                     -------              -------             ---------
EXPENSES:
 Administrative charges                   --                   --                   (77)
 Mortality and expense risk
  charges                                 (7)                 (79)              (12,007)
                                     -------              -------             ---------
  Total expenses                          (7)                 (79)              (12,084)
                                     -------              -------             ---------
  Net investment income
   (loss)                              5,492                1,884               (11,926)
                                     -------              -------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (202)                  --                    --
 Net realized gain on
  distributions                        1,986                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,559                1,003                    --
                                     -------              -------             ---------
  Net gain (loss) on
   investments                         4,343                1,003                    --
                                     -------              -------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $9,835               $2,887              $(11,926)
                                     =======              =======             =========

(18) Funded as of December 19, 2011.

(25) Funded as of June 7, 2011.

(27) Funded as of September 1, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       KEELEY
                                      SMALL CAP           LOOMIS SAYLES
                                     VALUE FUND             BOND FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --              $23,434
                                     -----------            ---------
EXPENSES:
 Administrative charges                      (22)                  (8)
 Mortality and expense risk
  charges                                 (6,284)              (2,858)
                                     -----------            ---------
  Total expenses                          (6,306)              (2,866)
                                     -----------            ---------
  Net investment income (loss)            (6,306)              20,568
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (20,506)               4,137
 Net realized gain on
  distributions                               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (108,486)             (17,973)
                                     -----------            ---------
  Net gain (loss) on
   investments                          (128,992)             (13,836)
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(135,298)              $6,732
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LKCM AQUINAS         LKCM AQUINAS         LORD ABBETT
                                   GROWTH FUND           VALUE FUND        AFFILIATED FUND
                                 SUB-ACCOUNT (28)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                   $70               $7,941
                                      ------              --------            ---------
EXPENSES:
 Administrative charges                   --                    --                  (28)
 Mortality and expense risk
  charges                               (105)                 (501)              (6,820)
                                      ------              --------            ---------
  Total expenses                        (105)                 (501)              (6,848)
                                      ------              --------            ---------
  Net investment income
   (loss)                               (105)                 (431)               1,093
                                      ------              --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    7                    (1)              17,055
 Net realized gain on
  distributions                           --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (609)                 (677)             (82,787)
                                      ------              --------            ---------
  Net gain (loss) on
   investments                          (602)                 (678)             (65,732)
                                      ------              --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(707)              $(1,109)            $(64,639)
                                      ======              ========            =========

                                    LORD ABBETT           LORD ABBETT           LORD ABBETT
                                    FUNDAMENTAL              BOND                 GROWTH
                                    EQUITY FUND         DEBENTURE FUND      OPPORTUNITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,031              $97,442                  $ --
                                    -----------            ---------             ---------
EXPENSES:
 Administrative charges                     (22)                 (43)                   (3)
 Mortality and expense risk
  charges                               (14,330)             (15,937)               (1,248)
                                    -----------            ---------             ---------
  Total expenses                        (14,352)             (15,980)               (1,251)
                                    -----------            ---------             ---------
  Net investment income
   (loss)                               (11,321)              81,462                (1,251)
                                    -----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,430               (1,526)                4,903
 Net realized gain on
  distributions                          36,152                   --                31,382
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (121,871)             (43,498)              (46,185)
                                    -----------            ---------             ---------
  Net gain (loss) on
   investments                          (83,289)             (45,024)               (9,900)
                                    -----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(94,610)             $36,438              $(11,151)
                                    ===========            =========             =========

(28) Funded as of January 26, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    LORD ABBETT         LORD ABBETT
                                      CLASSIC             CAPITAL
                                    STOCK FUND         STRUCTURE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $824              $5,430
                                     ---------            --------
EXPENSES:
 Administrative charges                     (4)                (11)
 Mortality and expense risk
  charges                               (1,175)             (2,444)
                                     ---------            --------
  Total expenses                        (1,179)             (2,455)
                                     ---------            --------
  Net investment income (loss)            (355)              2,975
                                     ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,164              (2,927)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,851)             (6,361)
                                     ---------            --------
  Net gain (loss) on
   investments                          (9,687)             (9,288)
                                     ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(10,042)            $(6,313)
                                     =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT          LORD ABBETT           LORD ABBETT
                                      TOTAL              SMALL CAP            DEVELOPING
                                   RETURN FUND          BLEND FUND         GROWTH FUND, INC.
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,055                 $ --                  $ --
                                    ---------            ---------             ---------
EXPENSES:
 Administrative charges                   (17)                 (50)                   (3)
 Mortality and expense risk
  charges                              (4,813)             (19,516)               (2,262)
                                    ---------            ---------             ---------
  Total expenses                       (4,830)             (19,566)               (2,265)
                                    ---------            ---------             ---------
  Net investment income
   (loss)                              10,225              (19,566)               (2,265)
                                    ---------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,584               23,762                 7,365
 Net realized gain on
  distributions                        18,397                   --                44,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,498)             (79,380)              (72,751)
                                    ---------            ---------             ---------
  Net gain (loss) on
   investments                         13,483              (55,618)              (21,035)
                                    ---------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $23,708             $(75,184)             $(23,300)
                                    =========            =========             =========

                                                                                LEGG MASON
                                   LORD ABBETT           LORD ABBETT             CAPITAL
                                  INTERNATIONAL             VALUE               MANAGEMENT
                                CORE EQUITY FUND     OPPORTUNITIES FUND     VALUE TRUST, INC.
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,042                  $ --                $1,642
                                    ---------             ---------              --------
EXPENSES:
 Administrative charges                    (1)                   (4)                   (4)
 Mortality and expense risk
  charges                              (1,410)               (1,438)               (1,925)
                                    ---------             ---------              --------
  Total expenses                       (1,411)               (1,442)               (1,929)
                                    ---------             ---------              --------
  Net investment income
   (loss)                               2,631                (1,442)                 (287)
                                    ---------             ---------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                39,808                 4,018                (6,610)
 Net realized gain on
  distributions                            --                   782                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (70,336)              (17,555)               (1,375)
                                    ---------             ---------              --------
  Net gain (loss) on
   investments                        (30,528)              (12,755)               (7,985)
                                    ---------             ---------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(27,897)             $(14,197)              $(8,272)
                                    =========             =========              ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     MARSHALL
                                      MID-CAP           MFS EMERGING
                                    VALUE FUND          GROWTH FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,158              $5,914
                                     ---------            --------
EXPENSES:
 Administrative charges                     (1)                 (2)
 Mortality and expense risk
  charges                               (1,161)             (1,261)
                                     ---------            --------
  Total expenses                        (1,162)             (1,263)
                                     ---------            --------
  Net investment income (loss)              (4)              4,651
                                     ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,586)                354
 Net realized gain on
  distributions                             --                 414
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (22,651)               (107)
                                     ---------            --------
  Net gain (loss) on
   investments                         (24,237)                661
                                     ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(24,241)             $5,312
                                     =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MASSACHUSETTS                            MFS INTERNATIONAL
                                INVESTORS GROWTH         MFS HIGH                 NEW
                                   STOCK FUND           INCOME FUND         DISCOVERY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $13,979              $60,234                $3,462
                                    ---------            ---------             ---------
EXPENSES:
 Administrative charges                    --                   --                   (10)
 Mortality and expense risk
  charges                             (13,806)              (6,488)               (2,134)
                                    ---------            ---------             ---------
  Total expenses                      (13,806)              (6,488)               (2,144)
                                    ---------            ---------             ---------
  Net investment income
   (loss)                                 173               53,746                 1,318
                                    ---------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                64,948               (1,999)                 (987)
 Net realized gain on
  distributions                            --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (42,384)             (25,500)              (34,964)
                                    ---------            ---------             ---------
  Net gain (loss) on
   investments                         22,564              (27,499)              (35,951)
                                    ---------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $22,737              $26,247              $(34,633)
                                    =========            =========             =========


                                   MFS MID CAP            MFS NEW            MFS RESEARCH
                                   GROWTH FUND        DISCOVERY FUND      INTERNATIONAL FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (29)         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $ --                $13,884
                                    ---------            ---------            -----------
EXPENSES:
 Administrative charges                    --                   --                    (14)
 Mortality and expense risk
  charges                              (4,128)                (199)                (6,913)
                                    ---------            ---------            -----------
  Total expenses                       (4,128)                (199)                (6,927)
                                    ---------            ---------            -----------
  Net investment income
   (loss)                              (4,128)                (199)                 6,957
                                    ---------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,314                   58                 (2,658)
 Net realized gain on
  distributions                            --               49,046                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (32,002)             (50,096)               (99,830)
                                    ---------            ---------            -----------
  Net gain (loss) on
   investments                        (29,688)                (992)              (102,488)
                                    ---------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(33,816)             $(1,191)              $(95,531)
                                    =========            =========            ===========

(29) Funded as of October 12, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     MFS TOTAL               MFS
                                    RETURN FUND         UTILITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $19,358              $154,174
                                     ---------            ----------
EXPENSES:
 Administrative charges                     (9)                  (16)
 Mortality and expense risk
  charges                               (6,216)              (33,614)
                                     ---------            ----------
  Total expenses                        (6,225)              (33,630)
                                     ---------            ----------
  Net investment income (loss)          13,133               120,544
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  7,156                 9,113
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (18,404)              121,745
                                     ---------            ----------
  Net gain (loss) on
   investments                         (11,248)              130,858
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,885              $251,402
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           MFS MASSACHUSETTS
                                        MFS             MFS RESEARCH           INVESTORS
                                    VALUE FUND            BOND FUND              TRUST
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $74,522             $2,699                $4,394
                                    -----------            -------             ---------
EXPENSES:
 Administrative charges                     (34)                (2)                   (4)
 Mortality and expense risk
  charges                               (21,627)              (778)               (1,911)
                                    -----------            -------             ---------
  Total expenses                        (21,661)              (780)               (1,915)
                                    -----------            -------             ---------
  Net investment income
   (loss)                                52,861              1,919                 2,479
                                    -----------            -------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  25,749                  1                   (20)
 Net realized gain on
  distributions                              --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (104,145)             1,764               (12,598)
                                    -----------            -------             ---------
  Net gain (loss) on
   investments                          (78,396)             1,765               (12,618)
                                    -----------            -------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(25,535)            $3,684              $(10,139)
                                    ===========            =======             =========


                                MFS INTERNATIONAL         MFS CORE           MFS GOVERNMENT
                                   GROWTH FUND           EQUITY FUND        SECURITIES FUND
                                 SUB-ACCOUNT (25)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $166                $4,746               $84,169
                                     --------             ---------            ----------
EXPENSES:
 Administrative charges                    --                    (1)                  (42)
 Mortality and expense risk
  charges                                 (94)               (4,458)              (20,518)
                                     --------             ---------            ----------
  Total expenses                          (94)               (4,459)              (20,560)
                                     --------             ---------            ----------
  Net investment income
   (loss)                                  72                   287                63,609
                                     --------             ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (4)               (1,202)                2,181
 Net realized gain on
  distributions                            --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,845)              (11,751)              118,578
                                     --------             ---------            ----------
  Net gain (loss) on
   investments                         (1,849)              (12,953)              120,759
                                     --------             ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,777)             $(12,666)             $184,368
                                     ========             =========            ==========

(25) Funded as of June 7, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  MFS INTERNATIONAL            MFS
                                     VALUE FUND          TECHNOLOGY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $25,407                 $ --
                                      ---------               ------
EXPENSES:
 Administrative charges                      (3)                  (1)
 Mortality and expense risk
  charges                                  (967)                (775)
                                      ---------               ------
  Total expenses                           (970)                (776)
                                      ---------               ------
  Net investment income (loss)           24,437                 (776)
                                      ---------               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     398                 (164)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (82,719)                 479
                                      ---------               ------
  Net gain (loss) on
   investments                          (82,321)                 315
                                      ---------               ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(57,884)               $(461)
                                      =========               ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       MFS INVESTORS
                                   MFS CORE           MFS HIGH            GROWTH
                                EQUITY SERIES      INCOME SERIES       STOCK SERIES
                                 SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $97              $8,114               $51
                                    ------            --------             -----
EXPENSES:
 Administrative charges                 --                  --                --
 Mortality and expense risk
  charges                              (70)               (574)              (64)
                                    ------            --------             -----
  Total expenses                       (70)               (574)              (64)
                                    ------            --------             -----
  Net investment income
   (loss)                               27               7,540               (13)
                                    ------            --------             -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6                 (60)               10
 Net realized gain on
  distributions                         --                  --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (203)             (5,389)               (8)
                                    ------            --------             -----
  Net gain (loss) on
   investments                        (197)             (5,449)                2
                                    ------            --------             -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $(170)             $2,091              $(11)
                                    ======            ========             =====

                                                                                   BLACKROCK
                                 MFS UTILITIES            MFS GROWTH                GLOBAL
                                     SERIES                  FUND               ALLOCATION FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (30)(31)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,210                  $ --                   $152,273
                                    --------                ------                -----------
EXPENSES:
 Administrative charges                   --                    --                       (130)
 Mortality and expense risk
  charges                             (1,109)                 (131)                   (50,676)
                                    --------                ------                -----------
  Total expenses                      (1,109)                 (131)                   (50,806)
                                    --------                ------                -----------
  Net investment income
   (loss)                              4,101                  (131)                   101,467
                                    --------                ------                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  479                   430                       (600)
 Net realized gain on
  distributions                           --                    --                     87,749
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,842                  (704)                  (583,266)
                                    --------                ------                -----------
  Net gain (loss) on
   investments                         5,321                  (274)                  (496,117)
                                    --------                ------                -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $9,422                 $(405)                 $(394,650)
                                    ========                ======                ===========

(30) Funded as of May 2, 2011.

(31) Effective August 29, 2011 MFS Core Growth Fund merged with MFS Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     BLACKROCK           BLACKROCK
                                 GLOBAL FINANCIAL        LARGE CAP
                                     SERVICES            CORE FUND
                                 SUB-ACCOUNT (32)       SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --              $1,486
                                     ---------            --------
EXPENSES:
 Administrative charges                     --                  (1)
 Mortality and expense risk
  charges                                 (233)             (1,728)
                                     ---------            --------
  Total expenses                          (233)             (1,729)
                                     ---------            --------
  Net investment income (loss)            (233)               (243)
                                     ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (41,823)             (5,813)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           44,213                 366
                                     ---------            --------
  Net gain (loss) on
   investments                           2,390              (5,447)
                                     ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $2,157             $(5,690)
                                     =========            ========

(32) Effective April 28, 2011 BlackRock Global Financial Services Fund was liquidated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     BLACKROCK              BLACKROCK             BLACKROCK
                                       VALUE                SMALL CAP           MID CAP VALUE
                                 OPPORTUNITIES FUND        GROWTH FUND       OPPORTUNITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                   $ --                $3,515
                                      --------              ---------             ---------
EXPENSES:
 Administrative charges                     --                     (9)                  (17)
 Mortality and expense risk
  charges                                 (371)                (3,658)               (7,212)
                                      --------              ---------             ---------
  Total expenses                          (371)                (3,667)               (7,229)
                                      --------              ---------             ---------
  Net investment income
   (loss)                                 (371)                (3,667)               (3,714)
                                      --------              ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      1                  5,388                 8,689
 Net realized gain on
  distributions                             --                 10,725                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,034)               (19,748)              (18,798)
                                      --------              ---------             ---------
  Net gain (loss) on
   investments                          (1,033)                (3,635)              (10,109)
                                      --------              ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,404)               $(7,302)             $(13,823)
                                      ========              =========             =========

                                    BLACKROCK              BLACKROCK
                                  INTERNATIONAL             MID CAP                MUNDER
                                  OPPORTUNITIES          GROWTH EQUITY           MIDCAP CORE
                                    PORTFOLIO              PORTFOLIO             GROWTH FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (33)(34)        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,997                   $ --                   $ --
                                    ---------              ---------              ---------
EXPENSES:
 Administrative charges                    --                     (2)                   (11)
 Mortality and expense risk
  charges                                (602)                (2,227)                (6,525)
                                    ---------              ---------              ---------
  Total expenses                         (602)                (2,229)                (6,536)
                                    ---------              ---------              ---------
  Net investment income
   (loss)                              15,395                 (2,229)                (6,536)
                                    ---------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,295)                12,795                 24,989
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (27,202)               (19,770)               (42,766)
                                    ---------              ---------              ---------
  Net gain (loss) on
   investments                        (28,497)                (6,975)               (17,777)
                                    ---------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(13,102)               $(9,204)              $(24,313)
                                    =========              =========              =========

(33) Funded as of March 22, 2011.

(34) Effective September 9, 2011 BlackRock Small/Mid-Cap Growth Fund merged with BlackRock Mid-Cap Growth Equity Portfolio.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  NEUBERGER BERMAN       NUVEEN TRADEWINDS
                                      SOCIALLY             INTERNATIONAL
                                   RESPONSIVE FUND           VALUE FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (35)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,562                  $284
                                      ---------                ------
EXPENSES:
 Administrative charges                      (3)                   --
 Mortality and expense risk
  charges                                (2,228)                  (34)
                                      ---------                ------
  Total expenses                         (2,231)                  (34)
                                      ---------                ------
  Net investment income (loss)            1,331                   250
                                      ---------                ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (987)                   --
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (19,897)                 (894)
                                      ---------                ------
  Net gain (loss) on
   investments                          (20,884)                 (894)
                                      ---------                ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(19,553)                $(644)
                                      =========                ======

(35) Funded as of September 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      OAKMARK              THE OAKMARK            OPPENHEIMER
                                   INTERNATIONAL           EQUITY AND               CAPITAL
                                  SMALL CAP FUND           INCOME FUND         APPRECIATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $995               $106,233                $2,630
                                    -----------            -----------             ---------
EXPENSES:
 Administrative charges                      --                     --                    (1)
 Mortality and expense risk
  charges                                (3,409)                    --               (10,780)
                                    -----------            -----------             ---------
  Total expenses                         (3,409)                    --               (10,781)
                                    -----------            -----------             ---------
  Net investment income
   (loss)                                (2,414)               106,233                (8,151)
                                    -----------            -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (158,330)                (7,239)                  876
 Net realized gain on
  distributions                             177                133,180                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,193)              (210,330)              (25,652)
                                    -----------            -----------             ---------
  Net gain (loss) on
   investments                         (161,346)               (84,389)              (24,776)
                                    -----------            -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(163,760)               $21,844              $(32,927)
                                    ===========            ===========             =========

                                                          OPPENHEIMER
                                    OPPENHEIMER          INTERNATIONAL         OPPENHEIMER
                                    GLOBAL FUND           GROWTH FUND        MAIN STREET FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $80,222               $2,525                 $601
                                    -----------            ---------             --------
EXPENSES:
 Administrative charges                      (9)                 (18)                  (1)
 Mortality and expense risk
  charges                               (26,972)              (3,300)              (1,251)
                                    -----------            ---------             --------
  Total expenses                        (26,981)              (3,318)              (1,252)
                                    -----------            ---------             --------
  Net investment income
   (loss)                                53,241                 (793)                (651)
                                    -----------            ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  42,269               14,603                2,541
 Net realized gain on
  distributions                           1,188                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (600,543)             (47,106)              (3,545)
                                    -----------            ---------             --------
  Net gain (loss) on
   investments                         (557,086)             (32,503)              (1,004)
                                    -----------            ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(503,845)            $(33,296)             $(1,655)
                                    ===========            =========             ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    OPPENHEIMER          OPPENHEIMER
                                 GLOBAL STRATEGIC        MAIN STREET
                                    INCOME FUND        SMALL CAP FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,836               $3,962
                                     ---------            ---------
EXPENSES:
 Administrative charges                     (3)                 (29)
 Mortality and expense risk
  charges                               (2,554)             (12,525)
                                     ---------            ---------
  Total expenses                        (2,557)             (12,554)
                                     ---------            ---------
  Net investment income (loss)          11,279               (8,592)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (275)              31,784
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (13,037)             (87,844)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (13,312)             (56,060)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(2,033)            $(64,652)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                              OPPENHEIMER
                                    DEVELOPING            OPPENHEIMER          CAPITAL
                                   MARKETS FUND           EQUITY FUND        INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $63,945                 $689              $11
                                    -----------            ---------             ----
EXPENSES:
 Administrative charges                     (38)                  --               --
 Mortality and expense risk
  charges                               (17,358)                (672)              (3)
                                    -----------            ---------             ----
  Total expenses                        (17,396)                (672)              (3)
                                    -----------            ---------             ----
  Net investment income
   (loss)                                46,549                   17                8
                                    -----------            ---------             ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  99,166                7,764               --
 Net realized gain on
  distributions                              --                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (865,271)             (11,114)              (1)
                                    -----------            ---------             ----
  Net gain (loss) on
   investments                         (766,105)              (3,350)              (1)
                                    -----------            ---------             ----
  Net increase (decrease) in
   net assets resulting from
   operations                         $(719,556)             $(3,333)              $7
                                    ===========            =========             ====

                                    OPPENHEIMER            OPPENHEIMER            OPPENHEIMER
                                   INTERNATIONAL        SMALL- & MID- CAP         MAIN STREET
                                     BOND FUND             VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $286,462                  $ --                 $1,354
                                    -----------             ---------              ---------
EXPENSES:
 Administrative charges                     (82)                  (12)                    (5)
 Mortality and expense risk
  charges                               (47,523)               (6,705)                (4,732)
                                    -----------             ---------              ---------
  Total expenses                        (47,605)               (6,717)                (4,737)
                                    -----------             ---------              ---------
  Net investment income
   (loss)                               238,857                (6,717)                (3,383)
                                    -----------             ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   1,441                 7,953                   (180)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (320,654)              (67,067)               (16,583)
                                    -----------             ---------              ---------
  Net gain (loss) on
   investments                         (319,213)              (59,114)               (16,763)
                                    -----------             ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(80,356)             $(65,831)              $(20,146)
                                    ===========             =========              =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     OPPENHEIMER           OPPENHEIMER
                                   GOLD & SPECIAL             REAL
                                     METALS FUND           ESTATE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $33,052               $2,367
                                     -----------            ---------
EXPENSES:
 Administrative charges                      (23)                 (18)
 Mortality and expense risk
  charges                                (19,985)              (2,307)
                                     -----------            ---------
  Total expenses                         (20,008)              (2,325)
                                     -----------            ---------
  Net investment income (loss)            13,044                   42
                                     -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (29,002)                 708
 Net realized gain on
  distributions                           93,548                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (743,366)              16,546
                                     -----------            ---------
  Net gain (loss) on
   investments                          (678,820)              17,254
                                     -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(665,776)             $17,296
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM              PUTNAM VT             PUTNAM VT
                                    GLOBAL                HIGH              INTERNATIONAL
                                  EQUITY FUND          YIELD FUND            GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $681                $70,636               $4,567
                                    -------            -----------            ---------
EXPENSES:
 Administrative charges                  --                     --                   --
 Mortality and expense risk
  charges                              (136)                (8,998)              (1,130)
                                    -------            -----------            ---------
  Total expenses                       (136)                (8,998)              (1,130)
                                    -------            -----------            ---------
  Net investment income
   (loss)                               545                 61,638                3,437
                                    -------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 693                 51,232               16,259
 Net realized gain on
  distributions                          --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           178               (106,355)             (42,129)
                                    -------            -----------            ---------
  Net gain (loss) on
   investments                          871                (55,123)             (25,870)
                                    -------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,416                 $6,515             $(22,433)
                                    =======            ===========            =========

                                    PUTNAM VT             PUTNAM
                                    MULTI-CAP            SMALL CAP             PIONEER
                                   GROWTH FUND          VALUE FUND         CULLENVALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $886               $2,200                 $874
                                    ---------            ---------             --------
EXPENSES:
 Administrative charges                    --                   --                   --
 Mortality and expense risk
  charges                              (2,388)              (2,904)                (224)
                                    ---------            ---------             --------
  Total expenses                       (2,388)              (2,904)                (224)
                                    ---------            ---------             --------
  Net investment income
   (loss)                              (1,502)                (704)                 650
                                    ---------            ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                12,380                9,313                   18
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (30,889)             (32,769)              (2,281)
                                    ---------            ---------             --------
  Net gain (loss) on
   investments                        (18,509)             (23,456)              (2,263)
                                    ---------            ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(20,011)            $(24,160)             $(1,613)
                                    =========            =========             ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PIONEER             PIONEER OAK
                                      EMERGING           RIDGE SMALL CAP
                                    MARKETS FUND           GROWTH FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $ --
                                     -----------            --------
EXPENSES:
 Administrative charges                      (15)                 (3)
 Mortality and expense risk
  charges                                (12,968)               (581)
                                     -----------            --------
  Total expenses                         (12,983)               (584)
                                     -----------            --------
  Net investment income (loss)           (12,983)               (584)
                                     -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (9,380)              1,808
 Net realized gain on
  distributions                           69,070               2,633
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (482,821)             (4,600)
                                     -----------            --------
  Net gain (loss) on
   investments                          (423,131)               (159)
                                     -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(436,114)              $(743)
                                     ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANZ NFJ           ALLIANZ NFJ          ALLIANZ NFJ
                                  INTERNATIONAL           SMALL CAP            DIVIDEND
                                    VALUE FUND           VALUE FUND           VALUE FUND
                                 SUB-ACCOUNT (36)        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $61                $18,368              $49,728
                                      ------              ---------            ---------
EXPENSES:
 Administrative charges                   --                     (9)                 (29)
 Mortality and expense risk
  charges                                (25)                (9,942)             (15,782)
                                      ------              ---------            ---------
  Total expenses                         (25)                (9,951)             (15,811)
                                      ------              ---------            ---------
  Net investment income
   (loss)                                 36                  8,417               33,917
                                      ------              ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 34,057               55,961
 Net realized gain on
  distributions                           --                 33,946                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (265)               (66,619)             (37,496)
                                      ------              ---------            ---------
  Net gain (loss) on
   investments                          (265)                 1,384               18,465
                                      ------              ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(229)                $9,801              $52,382
                                      ======              =========            =========

                                                                                     PIMCO
                                                               PIMCO               EMERGING
                                  MANAGERS CADENCE             TOTAL                MARKETS
                                    MID-CAP FUND            RETURN FUND            BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $751,272              $58,438
                                      --------              -----------            ---------
EXPENSES:
 Administrative charges                     --                     (195)                 (10)
 Mortality and expense risk
  charges                                 (580)                (134,185)             (10,766)
                                      --------              -----------            ---------
  Total expenses                          (580)                (134,380)             (10,776)
                                      --------              -----------            ---------
  Net investment income
   (loss)                                 (580)                 616,892               47,662
                                      --------              -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,337                   11,239                9,752
 Net realized gain on
  distributions                             --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,629)                  (5,441)               6,896
                                      --------              -----------            ---------
  Net gain (loss) on
   investments                          (1,292)                   5,798               16,648
                                      --------              -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,872)                $622,690              $64,310
                                      ========              ===========            =========

(36) Funded as of August 15, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        PIMCO
                                         REAL                 PIONEER
                                     RETURN FUND               FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $435,406               $4,755
                                     ------------            ---------
EXPENSES:
 Administrative charges                       (84)                  (9)
 Mortality and expense risk
  charges                                 (50,711)              (3,797)
                                     ------------            ---------
  Total expenses                          (50,795)              (3,806)
                                     ------------            ---------
  Net investment income (loss)            384,611                  949
                                     ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    43,301               (3,290)
 Net realized gain on
  distributions                           449,346                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             324,979              (20,994)
                                     ------------            ---------
  Net gain (loss) on
   investments                            817,626              (24,284)
                                     ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,202,237             $(23,335)
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIONEER               PIONEER               PIONEER
                                       HIGH                STRATEGIC              MID CAP
                                    YIELD FUND            INCOME FUND           VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $104,062              $112,291              $10,573
                                    -----------            ----------            ---------
EXPENSES:
 Administrative charges                     (35)                   (6)                 (17)
 Mortality and expense risk
  charges                               (13,766)              (12,746)              (9,640)
                                    -----------            ----------            ---------
  Total expenses                        (13,801)              (12,752)              (9,657)
                                    -----------            ----------            ---------
  Net investment income
   (loss)                                90,261                99,539                  916
                                    -----------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  40,361                (1,682)               6,407
 Net realized gain on
  distributions                              --                23,879                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (180,120)              (72,999)             (82,220)
                                    -----------            ----------            ---------
  Net gain (loss) on
   investments                         (139,759)              (50,802)             (75,813)
                                    -----------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(49,498)              $48,737             $(74,897)
                                    ===========            ==========            =========

                                      PIONEER              PUTNAM              PUTNAM
                                      GROWTH               EQUITY            HIGH YIELD
                                OPPORTUNITIES FUND       INCOME FUND       ADVANTAGE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --              $1,550              $29,339
                                     ---------             -------            ---------
EXPENSES:
 Administrative charges                     (8)                 (2)                  (1)
 Mortality and expense risk
  charges                               (2,215)               (710)              (2,419)
                                     ---------             -------            ---------
  Total expenses                        (2,223)               (712)              (2,420)
                                     ---------             -------            ---------
  Net investment income
   (loss)                               (2,223)                838               26,919
                                     ---------             -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,969                 624               (1,300)
 Net realized gain on
  distributions                             --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,264)               (761)             (17,685)
                                     ---------             -------            ---------
  Net gain (loss) on
   investments                          (8,295)               (137)             (18,985)
                                     ---------             -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(10,518)               $701               $7,934
                                     =========             =======            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM
                                    INTERNATIONAL            PUTNAM
                                     EQUITY FUND         INVESTORS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $28,583                 $7
                                     -----------             ------
EXPENSES:
 Administrative charges                       (1)                --
 Mortality and expense risk
  charges                                 (2,511)                (3)
                                     -----------             ------
  Total expenses                          (2,512)                (3)
                                     -----------             ------
  Net investment income (loss)            26,071                  4
                                     -----------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (54,972)               261
 Net realized gain on
  distributions                               --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (75,829)              (187)
                                     -----------             ------
  Net gain (loss) on
   investments                          (130,801)                74
                                     -----------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(104,730)               $78
                                     ===========             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        PUTNAM
                                    PUTNAM           INTERNATIONAL            PUTNAM
                                  MULTI-CAP             CAPITAL              SMALL CAP
                                 GROWTH FUND      OPPORTUNITIES FUND        GROWTH FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $ --               $10,389                  $ --
                                    ------             ---------             ---------
EXPENSES:
 Administrative charges                 --                    (3)                   (1)
 Mortality and expense risk
  charges                              (48)               (1,504)                 (935)
                                    ------             ---------             ---------
  Total expenses                       (48)               (1,507)                 (936)
                                    ------             ---------             ---------
  Net investment income
   (loss)                              (48)                8,882                  (936)
                                    ------             ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (25)                   75                 9,845
 Net realized gain on
  distributions                         --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (303)              (93,055)              (15,195)
                                    ------             ---------             ---------
  Net gain (loss) on
   investments                        (328)              (92,980)               (5,350)
                                    ------             ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(376)             $(84,098)              $(6,286)
                                    ======             =========             =========


                                     ROYCE                ROYCE
                                     TOTAL                VALUE                ROYCE
                                  RETURN FUND           PLUS FUND           VALUE FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $678               $3,888               $2,170
                                    --------            ---------            ---------
EXPENSES:
 Administrative charges                   (1)                  (9)                  (1)
 Mortality and expense risk
  charges                               (944)              (3,983)              (1,677)
                                    --------            ---------            ---------
  Total expenses                        (945)              (3,992)              (1,678)
                                    --------            ---------            ---------
  Net investment income
   (loss)                               (267)                (104)                 492
                                    --------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (996)                 804               (5,823)
 Net realized gain on
  distributions                        1,970                   --               35,707
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,490)             (82,972)             (78,941)
                                    --------            ---------            ---------
  Net gain (loss) on
   investments                        (4,516)             (82,168)             (49,057)
                                    --------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,783)            $(82,272)            $(48,565)
                                    ========            =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            COLUMBIA
                                                          DIVERSIFIED
                                                             EQUITY
                                    RS VALUE FUND         INCOME FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --              $1,294
                                     -----------            --------
EXPENSES:
 Administrative charges                       --                  (1)
 Mortality and expense risk
  charges                                     --              (1,004)
                                     -----------            --------
  Total expenses                              --              (1,005)
                                     -----------            --------
  Net investment income (loss)                --                 289
                                     -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (7,813)               (614)
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (105,830)             (7,116)
                                     -----------            --------
  Net gain (loss) on
   investments                          (113,643)             (7,730)
                                     -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(113,643)            $(7,441)
                                     ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          COLUMBIA          RIDGEWORTH
                                     COLUMBIA          MULTI-ADVISOR         SMALL CAP
                                   MID CAP VALUE         SMALL CAP             VALUE
                                 OPPORTUNITY FUND        VALUE FUND         EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $ --               $5,238
                                     ---------             ------            ---------
EXPENSES:
 Administrative charges                     (6)                (1)                  (7)
 Mortality and expense risk
  charges                               (2,688)               (57)              (4,751)
                                     ---------             ------            ---------
  Total expenses                        (2,694)               (58)              (4,758)
                                     ---------             ------            ---------
  Net investment income
   (loss)                               (2,694)               (58)                 480
                                     ---------             ------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (287)               308                  119
 Net realized gain on
  distributions                             --                 --               49,541
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (25,044)              (901)             (98,812)
                                     ---------             ------            ---------
  Net gain (loss) on
   investments                         (25,331)              (593)             (49,152)
                                     ---------             ------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(28,025)             $(651)            $(48,672)
                                     =========             ======            =========

                                    RIDGEWORTH
                                      MID-CAP              RIDGEWORTH            DWS RREEF
                                       VALUE              TOTAL RETURN          REAL ESTATE
                                    EQUITY FUND             BOND FUND         SECURITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (37)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,876               $17,270               $118
                                    -----------             ---------              -----
EXPENSES:
 Administrative charges                      (2)                   --                 --
 Mortality and expense risk
  charges                                (3,842)                 (769)               (77)
                                    -----------             ---------              -----
  Total expenses                         (3,844)                 (769)               (77)
                                    -----------             ---------              -----
  Net investment income
   (loss)                                 2,032                16,501                 41
                                    -----------             ---------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (3,433)                  174                  1
 Net realized gain on
  distributions                          47,060                12,910                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (112,147)               17,659                642
                                    -----------             ---------              -----
  Net gain (loss) on
   investments                          (68,520)               30,743                643
                                    -----------             ---------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                          $(66,488)              $47,244               $684
                                    ===========             =========              =====

(37) Funded as of January 19, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        DWS                   DWS
                                      DREMAN           ENHANCED EMERGING
                                    HIGH RETURN          MARKETS FIXED
                                    EQUITY FUND           INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (38)
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,477                $1,523
                                     ---------              --------
EXPENSES:
 Administrative charges                     (2)                   --
 Mortality and expense risk
  charges                               (3,374)                 (392)
                                     ---------              --------
  Total expenses                        (3,376)                 (392)
                                     ---------              --------
  Net investment income (loss)           1,101                 1,131
                                     ---------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 34,162                    (3)
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (49,692)               (2,925)
                                     ---------              --------
  Net gain (loss) on
   investments                         (15,530)               (2,928)
                                     ---------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(14,429)              $(1,797)
                                     =========              ========

(38) Formerly DWS Emerging Markets Fixed Income Fund. Change effective April 15, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          DWS
                                      SSGA              GROWTH &              DWS
                                     S&P 500           INCOME VIP           GLOBAL
                                   INDEX FUND          PORTFOLIO         THEMATIC FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $19,189              $492               $2,405
                                    ---------            ------            ---------
EXPENSES:
 Administrative charges                    (4)               --                   (5)
 Mortality and expense risk
  charges                              (6,439)             (273)              (1,355)
                                    ---------            ------            ---------
  Total expenses                       (6,443)             (273)              (1,360)
                                    ---------            ------            ---------
  Net investment income
   (loss)                              12,746               219                1,045
                                    ---------            ------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   976                --                 (733)
 Net realized gain on
  distributions                            --                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,559)             (670)             (36,874)
                                    ---------            ------            ---------
  Net gain (loss) on
   investments                         (4,583)             (670)             (37,607)
                                    ---------            ------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,163             $(451)            $(36,562)
                                    =========            ======            =========

                                                                            LEGG MASON
                                                         LEGG MASON          PARTNERS
                                    LEGG MASON          CLEARBRIDGE        CLEARBRIDGE
                                   CLEARBRIDGE           AGGRESSIVE        FUNDAMENTAL
                                APPRECIATION FUND       GROWTH FUND         VALUE FUND
                                 SUB-ACCOUNT (39)       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $7                   $ --               $21
                                       ----               --------            ------
EXPENSES:
 Administrative charges                  --                     (1)               --
 Mortality and expense risk
  charges                                (1)                  (529)              (33)
                                       ----               --------            ------
  Total expenses                         (1)                  (530)              (33)
                                       ----               --------            ------
  Net investment income
   (loss)                                 6                   (530)              (12)
                                       ----               --------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                  2,696                --
 Net realized gain on
  distributions                          --                  1,876                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13                 (2,730)             (221)
                                       ----               --------            ------
  Net gain (loss) on
   investments                           13                  1,842              (221)
                                       ----               --------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $19                 $1,312             $(233)
                                       ====               ========            ======

(39) Funded as of October 17, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  LEGG MASON       LEGG MASON
                                  CLEARBRIDGE      CLEARBRIDGE
                                    MID CAP         SMALL CAP
                                   CORE FUND       GROWTH FUND
                                  SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --             $ --
                                    -------          -------
EXPENSES:
 Administrative charges                  (1)              (5)
 Mortality and expense risk
  charges                              (647)          (1,721)
                                    -------          -------
  Total expenses                       (648)          (1,726)
                                    -------          -------
  Net investment income (loss)         (648)          (1,726)
                                    -------          -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 845           (3,266)
 Net realized gain on
  distributions                          --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (7,527)          (1,058)
                                    -------          -------
  Net gain (loss) on
   investments                       (6,682)          (4,324)
                                    -------          -------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(7,330)         $(6,050)
                                    =======          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THORNBURG                               THORNBURG
                                  INTERNATIONAL          THORNBURG             CORE
                                   VALUE FUND           VALUE FUND         GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $42,831                 $ --               $ --
                                    ---------            ---------            -------
EXPENSES:
 Administrative charges                   (68)                 (15)               (19)
 Mortality and expense risk
  charges                             (34,022)              (8,367)            (7,219)
                                    ---------            ---------            -------
  Total expenses                      (34,090)              (8,382)            (7,238)
                                    ---------            ---------            -------
  Net investment income
   (loss)                               8,741               (8,382)            (7,238)
                                    ---------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                35,810               16,867              2,152
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (763,750)            (165,964)             2,811
                                    ---------            ---------            -------
  Net gain (loss) on
   investments                       (727,940)            (149,097)             4,963
                                    ---------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(719,199)           $(157,479)           $(2,275)
                                    =========            =========            =======

                               TIMOTHY PLAN                         T. ROWE PRICE
                               LARGE/MID CAP     UBS DYNAMIC           GROWTH
                                VALUE FUND        ALPHA FUND         STOCK FUND
                                SUB-ACCOUNT    SUB-ACCOUNT (40)      SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $74             $ --                 $ --
                                   -----             ----             --------
EXPENSES:
 Administrative charges               (1)              --                  (30)
 Mortality and expense risk
  charges                           (140)             (20)             (13,932)
                                   -----             ----             --------
  Total expenses                    (141)             (20)             (13,962)
                                   -----             ----             --------
  Net investment income
   (loss)                            (67)             (20)             (13,962)
                                   -----             ----             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               11               --              (11,869)
 Net realized gain on
  distributions                       --               --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (485)             (22)             (20,631)
                                   -----             ----             --------
  Net gain (loss) on
   investments                      (474)             (22)             (32,500)
                                   -----             ----             --------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(541)            $(42)            $(46,462)
                                   =====             ====             ========

(40) Funded as of July 11, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   T. ROWE PRICE        T. ROWE PRICE
                                   EQUITY-INCOME          RETIREMENT
                                       FUND               2010 FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,702               $25,760
                                     ---------            ----------
EXPENSES:
 Administrative charges                     (7)                  (55)
 Mortality and expense risk
  charges                               (6,390)              (14,019)
                                     ---------            ----------
  Total expenses                        (6,397)              (14,074)
                                     ---------            ----------
  Net investment income (loss)           3,305                11,686
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (5,145)               27,500
 Net realized gain on
  distributions                             --                 2,665
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,964)              (65,021)
                                     ---------            ----------
  Net gain (loss) on
   investments                          (8,109)              (34,856)
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,804)             $(23,170)
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   T. ROWE PRICE          T. ROWE PRICE          T. ROWE PRICE
                                    RETIREMENT             RETIREMENT             RETIREMENT
                                     2020 FUND              2030 FUND              2040 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $82,776                $40,554                $16,922
                                    -----------            -----------            -----------
EXPENSES:
 Administrative charges                     (79)                   (97)                  (121)
 Mortality and expense risk
  charges                               (47,546)               (32,461)               (20,004)
                                    -----------            -----------            -----------
  Total expenses                        (47,625)               (32,558)               (20,125)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                                35,151                  7,996                 (3,203)
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  73,800                 44,281                 12,944
 Net realized gain on
  distributions                          10,797                  7,157                  3,905
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (274,234)              (229,068)              (129,053)
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                         (189,637)              (177,630)              (112,204)
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(154,486)             $(169,634)             $(115,407)
                                    ===========            ===========            ===========

                                  T. ROWE PRICE         T. ROWE PRICE
                                    RETIREMENT           RETIREMENT           UBS GLOBAL
                                    2050 FUND            INCOME FUND       ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,131               $4,401                $47
                                    ----------            ---------             ------
EXPENSES:
 Administrative charges                    (15)                  (1)                --
 Mortality and expense risk
  charges                               (7,237)              (2,280)                (7)
                                    ----------            ---------             ------
  Total expenses                        (7,252)              (2,281)                (7)
                                    ----------            ---------             ------
  Net investment income
   (loss)                                 (121)               2,120                 40
                                    ----------            ---------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,794)              (1,249)                --
 Net realized gain on
  distributions                          4,546                  364                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (42,632)              (3,914)              (125)
                                    ----------            ---------             ------
  Net gain (loss) on
   investments                         (40,880)              (4,799)              (125)
                                    ----------            ---------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(41,001)             $(2,679)              $(85)
                                    ==========            =========             ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     VANGUARD             VANGUARD
                                     SMALL-CAP             MID-CAP
                                    INDEX FUND           INDEX FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $16,586               $4,442
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                                   --                   --
                                     ---------            ---------
  Total expenses                            --                   --
                                     ---------            ---------
  Net investment income (loss)          16,586                4,442
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (642)                 229
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (57,073)             (16,452)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (57,715)             (16,223)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(41,129)            $(11,781)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     VANGUARD                VANGUARD               VICTORY
                                 TOTAL BOND MARKET      TOTAL STOCK MARKET        DIVERSIFIED
                                    INDEX FUND              INDEX FUND            STOCK FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,056                 $3,841                 $6,746
                                     ---------               --------              ---------
EXPENSES:
 Administrative charges                     --                     --                    (11)
 Mortality and expense risk
  charges                                   --                     --                 (6,564)
                                     ---------               --------              ---------
  Total expenses                            --                     --                 (6,575)
                                     ---------               --------              ---------
  Net investment income
   (loss)                               12,056                  3,841                    171
                                     ---------               --------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    212                 (1,092)                 8,692
 Net realized gain on
  distributions                          2,261                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           15,007                 (7,706)               (66,102)
                                     ---------               --------              ---------
  Net gain (loss) on
   investments                          17,480                 (8,798)               (57,410)
                                     ---------               --------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $29,536                $(4,957)              $(57,239)
                                     =========               ========              =========

                                      VICTORY                VICTORY               VICTORY
                                      SPECIAL             SMALL COMPANY          ESTABLISHED
                                    VALUE FUND          OPPORTUNITY FUND         VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,260                $2,706                $2,717
                                    -----------             ---------             ---------
EXPENSES:
 Administrative charges                     (27)                  (13)                   (3)
 Mortality and expense risk
  charges                               (15,733)               (9,845)               (1,655)
                                    -----------             ---------             ---------
  Total expenses                        (15,760)               (9,858)               (1,658)
                                    -----------             ---------             ---------
  Net investment income
   (loss)                               (14,500)               (7,152)                1,059
                                    -----------             ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,355                 4,337                 1,121
 Net realized gain on
  distributions                              --                 6,159                13,059
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (260,097)                5,069               (11,790)
                                    -----------             ---------             ---------
  Net gain (loss) on
   investments                         (254,742)               15,565                 2,390
                                    -----------             ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(269,242)               $8,413                $3,449
                                    ===========             =========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                     VAN KAMPEN               INVESCO
                                      SMALL CAP             VAN KAMPEN
                                     GROWTH FUND           COMSTOCK FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                $64,396
                                     -----------            -----------
EXPENSES:
 Administrative charges                      (28)                   (25)
 Mortality and expense risk
  charges                                (10,435)               (16,684)
                                     -----------            -----------
  Total expenses                         (10,463)               (16,709)
                                     -----------            -----------
  Net investment income (loss)           (10,463)                47,687
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   43,569                 65,881
 Net realized gain on
  distributions                          127,052                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (213,447)              (245,435)
                                     -----------            -----------
  Net gain (loss) on
   investments                           (42,826)              (179,554)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(53,289)             $(131,867)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO               INVESCO               INVESCO
                                    VAN KAMPEN            VAN KAMPEN            VAN KAMPEN
                                    EQUITY AND            GROWTH AND              MID CAP
                                    INCOME FUND           INCOME FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $319,761              $32,879                   $ --
                                    -----------            ---------            -----------
EXPENSES:
 Administrative charges                     (92)                 (37)                   (13)
 Mortality and expense risk
  charges                               (93,288)             (12,649)                (6,865)
                                    -----------            ---------            -----------
  Total expenses                        (93,380)             (12,686)                (6,878)
                                    -----------            ---------            -----------
  Net investment income
   (loss)                               226,381               20,193                 (6,878)
                                    -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  74,977               (4,442)                (1,272)
 Net realized gain on
  distributions                              --                   --                 53,722
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (600,326)             (92,973)              (125,294)
                                    -----------            ---------            -----------
  Net gain (loss) on
   investments                         (525,349)             (97,415)               (72,844)
                                    -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(298,968)            $(77,222)              $(79,722)
                                    ===========            =========            ===========

                                    INVESCO               INVESCO             INVESCO
                                   VAN KAMPEN           VAN KAMPEN           VAN KAMPEN
                                 U.S. MORTGAGE           SMALL CAP            AMERICAN
                                      FUND              VALUE FUND           VALUE FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $15                     $ --               $83
                                      ----              -----------            ------
EXPENSES:
 Administrative charges                 --                       (4)               (1)
 Mortality and expense risk
  charges                               (3)                  (1,892)             (327)
                                      ----              -----------            ------
  Total expenses                        (3)                  (1,896)             (328)
                                      ----              -----------            ------
  Net investment income
   (loss)                               12                   (1,896)             (245)
                                      ----              -----------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6                   (6,396)             (386)
 Net realized gain on
  distributions                         --                   48,866                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8)                (104,341)             (292)
                                      ----              -----------            ------
  Net gain (loss) on
   investments                          (2)                 (61,871)             (678)
                                      ----              -----------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                          $10                 $(63,767)            $(923)
                                      ====              ===========            ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  MORGAN STANLEY             INVESCO
                                  INSTITUTIONAL            VAN KAMPEN
                                   OPPORTUNITY                VALUE
                                    PORTFOLIO          OPPORTUNITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (41)(42)
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                   $4,093
                                     --------              -----------
EXPENSES:
 Administrative charges                    (2)                      (4)
 Mortality and expense risk
  charges                                (720)                  (2,557)
                                     --------              -----------
  Total expenses                         (722)                  (2,561)
                                     --------              -----------
  Net investment income (loss)           (722)                   1,532
                                     --------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,008                 (171,204)
 Net realized gain on
  distributions                            --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,249)                 143,485
                                     --------              -----------
  Net gain (loss) on
   investments                           (241)                 (27,719)
                                     --------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(963)                $(26,187)
                                     ========              ===========

(41) Funded as of May 20, 2011.

(42) Effective May 20, 2011 Invesco Basic Value Fund merged with Invesco Van Kampen Value Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      INVESCO
                                        INVESCO                     VAN KAMPEN                     INVESCO
                                      DIVERSIFIED                    AMERICAN                    GLOBAL CORE
                                     DIVIDEND FUND                FRANCHISE FUND                 EQUITY FUND
                                 SUB-ACCOUNT (41)(43)      SUB-ACCOUNT (41)(44)(45)(46)      SUB-ACCOUNT (41)(47)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $7,116                         $ --                         $610
                                      -----------                    ---------                     --------
EXPENSES:
 Administrative charges                        --                           --                           --
 Mortality and expense risk
  charges                                  (2,673)                        (457)                        (245)
                                      -----------                    ---------                     --------
  Total expenses                           (2,673)                        (457)                        (245)
                                      -----------                    ---------                     --------
  Net investment income
   (loss)                                   4,443                         (457)                         365
                                      -----------                    ---------                     --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (327,529)                       8,327                          444
 Net realized gain on
  distributions                             3,909                          468                        3,793
 Net unrealized appreciation
  (depreciation) of
  investments during the year             300,013                      (11,979)                      (5,780)
                                      -----------                    ---------                     --------
  Net gain (loss) on
   investments                            (23,607)                      (3,184)                      (1,543)
                                      -----------                    ---------                     --------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(19,164)                     $(3,641)                     $(1,178)
                                      ===========                    =========                     ========

                                                        WELLS FARGO         WELLS FARGO
                                                         ADVANTAGE           ADVANTAGE
                                  VANGUARD 500         INTERNATIONAL       TOTAL RETURN
                                   INDEX FUND           EQUITY FUND          BOND FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,767                 $764             $1,535
                                    ---------            ---------            -------
EXPENSES:
 Administrative charges                    --                   --                 --
 Mortality and expense risk
  charges                                  --                 (253)              (604)
                                    ---------            ---------            -------
  Total expenses                           --                 (253)              (604)
                                    ---------            ---------            -------
  Net investment income
   (loss)                              15,767                  511                931
                                    ---------            ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   293                4,290                (11)
 Net realized gain on
  distributions                            --                   --              2,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,773)             (10,325)               859
                                    ---------            ---------            -------
  Net gain (loss) on
   investments                         (2,480)              (6,035)             3,565
                                    ---------            ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,287              $(5,524)            $4,496
                                    =========            =========            =======

(41) Funded as of May 20, 2011.

(43) Effective May 20, 2011 Invesco Financial Services Fund merged with Invesco Diversified Dividend Fund.

(44) Effective May 20, 2011 Invesco Large Cap Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(45) Effective May 20, 2011 Invesco Van Kampen Enterprise Fund merged with Invesco Van Kampen American Franchise Fund.

(46) Effective May 20, 2011 Invesco Van Kampen Capital Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(47) Effective May 20, 2011 Invesco Van Kampen Global Franchise Fund merged with Invesco Global Core Equity Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                  COLUMBIA SELIGMAN      COLUMBIA SELIGMAN
                                  COMMUNICATIONS AND          GLOBAL
                                   INFORMATION FUND       TECHNOLOGY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                  $ --                  $ --
                                       --------               -------
EXPENSES:
 Administrative charges                      (2)                   --
 Mortality and expense risk
  charges                                (1,865)               (1,147)
                                       --------               -------
  Total expenses                         (1,867)               (1,147)
                                       --------               -------
  Net investment income (loss)           (1,867)               (1,147)
                                       --------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     257                 2,559
 Net realized gain on
  distributions                          13,547                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (29,534)              (10,642)
                                       --------               -------
  Net gain (loss) on
   investments                          (15,730)               (8,083)
                                       --------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(17,597)              $(9,230)
                                       ========               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LEGG MASON
                                    PARTNERS
                                   CLEARBRIDGE
                                    SMALL CAP          BALANCED        CONSERVATIVE
                                   VALUE FUND        STRATEGY FUND     STRATEGY FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                               $ --             $2,184             $496
                                     -------            -------            -----
EXPENSES:
 Administrative charges                   (2)                (5)              --
 Mortality and expense risk
  charges                               (289)              (902)            (181)
                                     -------            -------            -----
  Total expenses                        (291)              (907)            (181)
                                     -------            -------            -----
  Net investment income (loss)          (291)             1,277              315
                                     -------            -------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                4,427                739             (621)
 Net realized gain on
  distributions                           --                 --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,980)            (4,769)             (75)
                                     -------            -------            -----
  Net gain (loss) on
   investments                        (1,553)            (4,030)            (696)
                                     -------            -------            -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,844)           $(2,753)           $(381)
                                     =======            =======            =====


                                     GROWTH            MODERATE
                                  STRATEGY FUND     STRATEGY FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT
------------------------------  -----------------------------------
INVESTMENT INCOME:
Dividends                             $1,127            $1,309
                                     -------            ------
EXPENSES:
 Administrative charges                   --                (4)
 Mortality and expense risk
  charges                               (751)             (680)
                                     -------            ------
  Total expenses                        (751)             (684)
                                     -------            ------
  Net investment income (loss)           376               625
                                     -------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (3)             (133)
 Net realized gain on
  distributions                           --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (5,152)           (1,465)
                                     -------            ------
  Net gain (loss) on
   investments                        (5,155)           (1,598)
                                     -------            ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(4,779)            $(973)
                                     =======            ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY
                                         EQUITY               AMERICAN CENTURY VP
                                       INCOME FUND                GROWTH FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $414,312                    $(348)
 Net realized gain (loss) on
  security transactions                     (85,201)                       7
 Net realized gain on
  distributions                                  --                    3,539
 Net unrealized appreciation
  (depreciation) of
  investments during the year               201,253                   (5,294)
                                      -------------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                530,364                   (2,096)
                                      -------------                ---------
UNIT TRANSACTIONS:
 Purchases                                4,879,941                   28,310
 Net transfers                           (1,262,664)                  70,371
 Surrenders for benefit
  payments and fees                      (1,726,684)                    (568)
 Other transactions                           1,163                       --
 Net loan activity                             (394)                      --
 Net annuity transactions                        --                       --
                                      -------------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1,891,362                   98,113
                                      -------------                ---------
 Net increase (decrease) in
  net assets                              2,421,726                   96,017
NET ASSETS:
 Beginning of year                       19,685,665                    3,571
                                      -------------                ---------
 End of year                            $22,107,391                  $99,588
                                      =============                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY VP       AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                     ULTRA(R) FUND             BALANCED FUND           INTERNATIONAL FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(335)                    $2,496                      $27
 Net realized gain (loss) on
  security transactions                       39                         23                     (402)
 Net realized gain on
  distributions                               --                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (236)                     3,085                      490
                                       ---------                 ----------                 --------
 Net increase (decrease) in
  net assets resulting from
  operations                                (532)                     5,604                      115
                                       ---------                 ----------                 --------
UNIT TRANSACTIONS:
 Purchases                                19,205                      1,952                       --
 Net transfers                             9,964                    131,591                   (2,469)
 Surrenders for benefit
  payments and fees                       (1,012)                    (1,883)                      --
 Other transactions                            1                         --                       --
 Net loan activity                            --                         --                       --
 Net annuity transactions                     --                         --                       --
                                       ---------                 ----------                 --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       28,158                    131,660                   (2,469)
                                       ---------                 ----------                 --------
 Net increase (decrease) in
  net assets                              27,626                    137,264                   (2,354)
NET ASSETS:
 Beginning of year                        24,955                     53,929                    2,354
                                       ---------                 ----------                 --------
 End of year                             $52,581                   $191,193                     $ --
                                       =========                 ==========                 ========

                                   AMERICAN CENTURY         AMERICAN CENTURY VP
                                      SMALL CAP                LARGE COMPANY           AMERICAN CENTURY VP
                                      VALUE FUND                VALUE FUND                VISTASM FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,891                     $244                     $(4,934)
 Net realized gain (loss) on
  security transactions                     1,763                     (193)                     17,572
 Net realized gain on
  distributions                           121,020                       --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (253,977)                    (212)                    (57,959)
                                     ------------                ---------                 -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (118,303)                    (161)                    (45,321)
                                     ------------                ---------                 -----------
UNIT TRANSACTIONS:
 Purchases                                549,946                    9,900                     155,860
 Net transfers                             18,495                       --                     (81,781)
 Surrenders for benefit
  payments and fees                      (180,680)                  (4,404)                   (112,836)
 Other transactions                           (11)                      --                          (4)
 Net loan activity                            (53)                     (18)                        (56)
 Net annuity transactions                      --                       --                          --
                                     ------------                ---------                 -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       387,697                    5,478                     (38,817)
                                     ------------                ---------                 -----------
 Net increase (decrease) in
  net assets                              269,394                    5,317                     (84,138)
NET ASSETS:
 Beginning of year                      1,459,499                   43,477                     664,399
                                     ------------                ---------                 -----------
 End of year                           $1,728,893                  $48,794                    $580,261
                                     ============                =========                 ===========

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           AMERICAN CENTURY     AMERICAN CENTURY
                                          INFLATION-ADJUSTED         EQUITY
                                               BOND FUND          GROWTH FUND
                                              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,260                $(13)
 Net realized gain (loss) on security
  transactions                                       94                  (8)
 Net realized gain on distributions               1,478                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        9,077                 918
                                               --------             -------
 Net increase (decrease) in net assets
  resulting from operations                      13,909                 897
                                               --------             -------
UNIT TRANSACTIONS:
 Purchases                                       37,402               7,298
 Net transfers                                    6,072               1,932
 Surrenders for benefit payments and
  fees                                           (7,212)               (112)
 Other transactions                                  --                  --
 Net loan activity                                   (5)                 --
 Net annuity transactions                            --                  --
                                               --------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions               36,257               9,118
                                               --------             -------
 Net increase (decrease) in net assets           50,166              10,015
NET ASSETS:
 Beginning of year                              108,112              33,840
                                               --------             -------
 End of year                                   $158,278             $43,855
                                               ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN CENTURY VP
                                    INCOME &        AMERICAN CENTURY VP  AMERICAN CENTURY VP
                                   GROWTH FUND          ULTRA FUND           VALUE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $1,748              $(3,373)             $11,554
 Net realized gain (loss) on
  security transactions               (2,587)               2,319              (17,472)
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,514                2,231                4,826
                                    --------             --------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                           3,675                1,177               (1,092)
                                    --------             --------             --------
UNIT TRANSACTIONS:
 Purchases                             2,947                8,649                5,016
 Net transfers                        (8,305)             (37,073)             (54,302)
 Surrenders for benefit
  payments and fees                  (27,783)            (198,415)            (122,537)
 Other transactions                       --                   --                   --
 Net loan activity                        --                   --                   --
 Net annuity transactions             (2,319)                  --               (1,486)
                                    --------             --------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (35,460)            (226,839)            (173,309)
                                    --------             --------             --------
 Net increase (decrease) in
  net assets                         (31,785)            (225,662)            (174,401)
NET ASSETS:
 Beginning of year                   215,724              606,778              972,435
                                    --------             --------             --------
 End of year                        $183,939             $381,116             $798,034
                                    ========             ========             ========

                                AMERICAN CENTURY VP     INVESCO V.I.
                                      MID CAP            SMALL CAP        INVESCO V.I.
                                    VALUE FUND          EQUITY FUND       LEISURE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT (1)
-----------------------------  ---------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $181              $(1,577)            $(49)
 Net realized gain (loss) on
  security transactions                    20               (5,709)            (171)
 Net realized gain on
  distributions                         1,505                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,206)              (7,796)            (496)
                                      -------             --------          -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (500)             (15,082)            (716)
                                      -------             --------          -------
UNIT TRANSACTIONS:
 Purchases                             10,735                1,644               --
 Net transfers                         13,362              208,486           (9,336)
 Surrenders for benefit
  payments and fees                      (360)              (3,760)              --
 Other transactions                        --                   --               --
 Net loan activity                         --                   --               --
 Net annuity transactions                  --                   --               --
                                      -------             --------          -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    23,737              206,370           (9,336)
                                      -------             --------          -------
 Net increase (decrease) in
  net assets                           23,237              191,288          (10,052)
NET ASSETS:
 Beginning of year                      7,860               41,034           10,052
                                      -------             --------          -------
 End of year                          $31,097             $232,322             $ --
                                      =======             ========          =======

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   INVESCO V.I.         INVESCO
                                     DIVIDEND           EUROPEAN
                                   GROWTH FUND        GROWTH FUND
                                SUB-ACCOUNT (2)(3)    SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(111)            $15,119
 Net realized gain (loss) on
  security transactions                5,784                (361)
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (69)            (46,716)
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                           5,604             (31,958)
                                     -------            --------
UNIT TRANSACTIONS:
 Purchases                             2,200             101,738
 Net transfers                       (10,591)            (10,979)
 Surrenders for benefit
  payments and fees                       --             (30,059)
 Other transactions                       --                   2
 Net loan activity                        --                 (20)
 Net annuity transactions                 --                  --
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (8,391)             60,682
                                     -------            --------
 Net increase (decrease) in
  net assets                          (2,787)             28,724
NET ASSETS:
 Beginning of year                    13,256             537,297
                                     -------            --------
 End of year                         $10,469            $566,021
                                     =======            ========

(2)  Funded as of April 29, 2011.

(3) Effective April 29, 2011 Invesco V.I. Financial Services Fund merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             INVESCO             INVESCO             INVESCO
                                          INTERNATIONAL          MID CAP            SMALL CAP
                                           GROWTH FUND       CORE EQUITY FUND      GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,758             $(1,962)            $(5,370)
 Net realized gain (loss) on security
  transactions                                     18              22,028                 724
 Net realized gain on distributions                --               7,393              12,348
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (47,176)            (45,290)            (25,966)
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (44,400)            (17,831)            (18,264)
                                             --------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                    173,258              44,130             114,806
 Net transfers                                (44,760)              5,026             (40,149)
 Surrenders for benefit payments and
  fees                                        (85,358)             (6,004)            (64,537)
 Other transactions                               125                  --                   2
 Net loan activity                               (127)                 (6)                 (7)
 Net annuity transactions                          --                  --                  --
                                             --------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             43,138              43,146              10,115
                                             --------            --------            --------
 Net increase (decrease) in net assets         (1,262)             25,315              (8,149)
NET ASSETS:
 Beginning of year                            480,960             206,483             696,929
                                             --------            --------            --------
 End of year                                 $479,698            $231,798            $688,780
                                             ========            ========            ========

                                                                   INVESCO             INVESCO
                                              INVESCO             SMALL CAP            CAPITAL
                                          REAL ESTATE FUND       EQUITY FUND      DEVELOPMENT FUND
                                          SUB-ACCOUNT (4)        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,303             $(2,384)             $(142)
 Net realized gain (loss) on security
  transactions                                    5,891                (111)                58
 Net realized gain on distributions                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      217,388              (2,841)            (1,463)
                                             ----------            --------            -------
 Net increase (decrease) in net assets
  resulting from operations                     230,582              (5,336)            (1,547)
                                             ----------            --------            -------
UNIT TRANSACTIONS:
 Purchases                                      855,584              82,785              4,210
 Net transfers                                  144,941                 785                 --
 Surrenders for benefit payments and
  fees                                         (266,223)            (11,179)            (1,239)
 Other transactions                                 (48)                  3                  1
 Net loan activity                                 (313)                (19)                (2)
 Net annuity transactions                            --                  --                 --
                                             ----------            --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions              733,941              72,375              2,970
                                             ----------            --------            -------
 Net increase (decrease) in net assets          964,523              67,039              1,423
NET ASSETS:
 Beginning of year                            2,997,007             254,080             17,767
                                             ----------            --------            -------
 End of year                                 $3,961,530            $321,119            $19,190
                                             ==========            ========            =======

(4) Effective May 20, 2011 Invesco Van Kampen Real Estate Securities Fund merged with Invesco Real Estate Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO           AMERICAN CENTURY
                                     DEVELOPING            DIVERSIFIED
                                    MARKETS FUND            BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (5)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $543                  $205
 Net realized gain (loss) on
  security transactions                    (269)                  (14)
 Net realized gain on
  distributions                           6,790                   216
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (43,787)                   78
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36,723)                  485
                                     ----------             ---------
UNIT TRANSACTIONS:
 Purchases                              383,463                16,753
 Net transfers                           (1,643)                 (934)
 Surrenders for benefit
  payments and fees                      (6,582)                 (542)
 Other transactions                         323                     1
 Net loan activity                          (36)                  (13)
 Net annuity transactions                    --                    --
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     375,525                15,265
                                     ----------             ---------
 Net increase (decrease) in
  net assets                            338,802                15,750
NET ASSETS:
 Beginning of year                       11,890                    --
                                     ----------             ---------
 End of year                           $350,692               $15,750
                                     ==========             =========

(5)  Funded as of January 24, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN CENTURY                          ALLIANCEBERNSTEIN
                                    PRIME MONEY          DOMINI SOCIAL           GLOBAL
                                    MARKET FUND           EQUITY FUND           BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (6)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,715)                $(33)                $88
 Net realized gain (loss) on
  security transactions                      --                  306                  --
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                 (122)                (49)
                                     ----------             --------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,715)                 151                  39
                                     ----------             --------             -------
UNIT TRANSACTIONS:
 Purchases                              122,906                1,715                 100
 Net transfers                          (85,592)                 (77)              7,143
 Surrenders for benefit
  payments and fees                     (40,237)              (2,010)                 --
 Other transactions                          (7)                   1                  --
 Net loan activity                         (186)                  --                  --
 Net annuity transactions                    --                   --                  --
                                     ----------             --------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (3,116)                (371)              7,243
                                     ----------             --------             -------
 Net increase (decrease) in
  net assets                             (4,831)                (220)              7,282
NET ASSETS:
 Beginning of year                      204,248                7,236                  --
                                     ----------             --------             -------
 End of year                           $199,417               $7,016              $7,282
                                     ----------             --------             -------

                                                                                   ALLIANCEBERNSTEIN VPS
                               ALLIANCEBERNSTEIN 2055    ALLIANCEBERNSTEIN 2050           BALANCED
                                 RETIREMENT STRATEGY      RETIREMENT STRATEGY         SHARES PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(4)                       $27                    $1,362
 Net realized gain (loss) on
  security transactions                   (215)                    (5,774)                    1,229
 Net realized gain on
  distributions                              4                        150                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (23)                   (16,850)                    4,925
                                      --------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (238)                   (22,447)                    7,516
                                      --------                -----------                ----------
UNIT TRANSACTIONS:
 Purchases                               6,546                    127,572                    33,054
 Net transfers                          (5,690)                  (230,230)                   (1,852)
 Surrenders for benefit
  payments and fees                       (749)                   (19,818)                  (12,899)
 Other transactions                         --                         (3)                       --
 Net loan activity                          --                       (219)                       --
 Net annuity transactions                   --                         --                        --
                                      --------                -----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        107                   (122,698)                   18,303
                                      --------                -----------                ----------
 Net increase (decrease) in
  net assets                              (131)                  (145,145)                   25,819
NET ASSETS:
 Beginning of year                         332                    150,626                   132,560
                                      --------                -----------                ----------
 End of year                              $201                     $5,481                  $158,379
                                      --------                -----------                ----------

(6)  Funded as of November 16, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       GROWTH AND               INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $192                      $(227)
 Net realized gain (loss) on
  security transactions                       651                      6,249
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               2,162                    (93,093)
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                3,005                    (87,071)
                                        ---------                 ----------
UNIT TRANSACTIONS:
 Purchases                                 13,854                    114,621
 Net transfers                               (300)                   (83,454)
 Surrenders for benefit
  payments and fees                        (6,894)                   (28,414)
 Other transactions                            --                         (4)
 Net loan activity                            (34)                       (33)
 Net annuity transactions                      --                         --
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         6,626                      2,716
                                        ---------                 ----------
 Net increase (decrease) in
  net assets                                9,631                    (84,355)
NET ASSETS:
 Beginning of year                         68,967                    518,162
                                        ---------                 ----------
 End of year                              $78,598                   $433,807
                                        =========                 ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL                 GLOBAL             ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO           VALUE PORTFOLIO            GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $39,071                   $2,634                   $(235)
 Net realized gain (loss) on
  security transactions                  (332,499)                   3,200                     818
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              26,669                  (25,893)                   (663)
                                     ------------               ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (266,759)                 (20,059)                    (80)
                                     ------------               ----------               ---------
UNIT TRANSACTIONS:
 Purchases                                431,817                   25,044                   7,215
 Net transfers                           (762,098)                  (6,420)                 (5,675)
 Surrenders for benefit
  payments and fees                      (156,254)                 (31,358)                 (6,488)
 Other transactions                            44                       18                       2
 Net loan activity                           (101)                     (16)                    (10)
 Net annuity transactions                      --                       --                      --
                                     ------------               ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (486,592)                 (12,732)                 (4,956)
                                     ------------               ----------               ---------
 Net increase (decrease) in
  net assets                             (753,351)                 (32,791)                 (5,036)
NET ASSETS:
 Beginning of year                      1,858,593                  137,219                  40,949
                                     ------------               ----------               ---------
 End of year                           $1,105,242                 $104,428                 $35,913
                                     ============               ==========               =========

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN VPS
                                    SMALL/MID-CAP             SMALL-MID CAP         ALLIANCEBERNSTEIN
                                     GROWTH FUND             VALUE PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(930)                  $(3,283)                   $1
 Net realized gain (loss) on
  security transactions                   19,095                    15,798                    (1)
 Net realized gain on
  distributions                               --                    27,827                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (16,122)                  (91,298)                  (34)
                                      ----------                ----------                ------
 Net increase (decrease) in
  net assets resulting from
  operations                               2,043                   (50,956)                  (34)
                                      ----------                ----------                ------
UNIT TRANSACTIONS:
 Purchases                                22,619                   209,500                   133
 Net transfers                                --                    41,327                    --
 Surrenders for benefit
  payments and fees                       (1,017)                  (19,987)                  (10)
 Other transactions                           --                        94                    (1)
 Net loan activity                           (17)                      (42)                   --
 Net annuity transactions                     --                        --                    --
                                      ----------                ----------                ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       21,585                   230,892                   122
                                      ----------                ----------                ------
 Net increase (decrease) in
  net assets                              23,628                   179,936                    88
NET ASSETS:
 Beginning of year                        84,842                   311,845                   541
                                      ----------                ----------                ------
 End of year                            $108,470                  $491,781                  $629
                                      ==========                ==========                ======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2015   ALLIANCEBERNSTEIN 2025
                                  RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,779                    $1,916
 Net realized gain (loss) on
  security transactions                     (265)                   (1,172)
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,834)                  (27,091)
                                        --------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (9,320)                  (26,347)
                                        --------                 ---------
UNIT TRANSACTIONS:
 Purchases                                79,218                   172,336
 Net transfers                           (49,758)                 (150,042)
 Surrenders for benefit
  payments and fees                       (5,576)                  (13,085)
 Other transactions                           --                        --
 Net loan activity                            --                       (57)
 Net annuity transactions                     --                        --
                                        --------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       23,884                     9,152
                                        --------                 ---------
 Net increase (decrease) in
  net assets                              14,564                   (17,195)
NET ASSETS:
 Beginning of year                       175,700                   211,761
                                        --------                 ---------
 End of year                            $190,264                  $194,566
                                        ========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 ALLIANCEBERNSTEIN
                               ALLIANCEBERNSTEIN 2035   ALLIANCEBERNSTEIN 2045          HIGH
                                 RETIREMENT STRATEGY      RETIREMENT STRATEGY       INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT (7)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $473                     $128                  $37
 Net realized gain (loss) on
  security transactions                   6,339                   (7,395)                  --
 Net realized gain on
  distributions                              --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (25,227)                 (18,345)                   2
                                      ---------                ---------               ------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,415)                 (25,612)                  39
                                      ---------                ---------               ------
UNIT TRANSACTIONS:
 Purchases                              122,870                  138,285                3,035
 Net transfers                         (203,723)                (244,345)                 403
 Surrenders for benefit
  payments and fees                     (19,299)                  (7,468)                 (11)
 Other transactions                           1                       --                   --
 Net loan activity                         (114)                    (107)                  --
 Net annuity transactions                    --                       --                   --
                                      ---------                ---------               ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (100,265)                (113,635)               3,427
                                      ---------                ---------               ------
 Net increase (decrease) in
  net assets                           (118,680)                (139,247)               3,466
NET ASSETS:
 Beginning of year                      214,669                  168,600                   --
                                      ---------                ---------               ------
 End of year                            $95,989                  $29,353               $3,466
                                      =========                =========               ======


                               ALLIANCEBERNSTEIN 2000   ALLIANCEBERNSTEIN 2010   ALLIANCEBERNSTEIN 2020
                                 RETIREMENT STRATEGY      RETIREMENT STRATEGY      RETIREMENT STRATEGY
                                   SUB-ACCOUNT (1)            SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2)                     $778                    $4,543
 Net realized gain (loss) on
  security transactions                   (51)                     (326)                    2,519
 Net realized gain on
  distributions                            --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (12)                   (1,955)                  (35,029)
                                       ------                   -------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (65)                   (1,503)                  (27,967)
                                       ------                   -------                 ---------
UNIT TRANSACTIONS:
 Purchases                              6,487                     4,344                   179,752
 Net transfers                         (5,896)                   (1,833)                 (147,645)
 Surrenders for benefit
  payments and fees                    (1,106)                      (43)                  (19,788)
 Other transactions                        (1)                       --                        --
 Net loan activity                        (27)                       --                       (92)
 Net annuity transactions                  --                        --                        --
                                       ------                   -------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (543)                    2,468                    12,227
                                       ------                   -------                 ---------
 Net increase (decrease) in
  net assets                             (608)                      965                   (15,740)
NET ASSETS:
 Beginning of year                        608                    41,055                   396,462
                                       ------                   -------                 ---------
 End of year                             $ --                   $42,020                  $380,722
                                       ======                   =======                 =========

(1)  Not Funded as of December 31, 2011.

(7)  Funded as of July 6, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN 2030     ALLIANCEBERNSTEIN 2040
                                   RETIREMENT STRATEGY        RETIREMENT STRATEGY
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,598                       $688
 Net realized gain (loss) on
  security transactions                      4,890                      2,933
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (71,573)                   (26,159)
                                       -----------                -----------
 Net increase (decrease) in
  net assets resulting from
  operations                               (64,085)                   (22,538)
                                       -----------                -----------
UNIT TRANSACTIONS:
 Purchases                                 258,484                    296,411
 Net transfers                            (526,314)                  (357,181)
 Surrenders for benefit
  payments and fees                        (33,946)                    (7,189)
 Other transactions                             --                         --
 Net loan activity                            (179)                      (105)
 Net annuity transactions                       --                         --
                                       -----------                -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (301,955)                   (68,064)
                                       -----------                -----------
 Net increase (decrease) in
  net assets                              (366,040)                   (90,602)
NET ASSETS:
 Beginning of year                         707,312                    249,160
                                       -----------                -----------
 End of year                              $341,272                   $158,558
                                       ===========                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS          AMERICAN FUNDS
                                   AMERICAN FUNDS             AMERICAN             CAPITAL INCOME
                                     AMCAP FUND            BALANCED FUND            BUILDER FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,689)                $46,606                 $473,068
 Net realized gain (loss) on
  security transactions                    8,330                  94,683                   92,093
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,590)                (27,682)                (340,933)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (13,949)                113,607                  224,228
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               408,246               1,231,169                3,874,361
 Net transfers                           720,994                   4,781                 (703,863)
 Surrenders for benefit
  payments and fees                      (97,334)               (628,995)              (2,145,465)
 Other transactions                         (392)                    (51)                    (236)
 Net loan activity                          (235)                   (597)                    (777)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,031,279                 606,307                1,024,020
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                           1,017,330                 719,914                1,248,248
NET ASSETS:
 Beginning of year                     1,134,724               4,754,833               15,068,149
                                    ------------            ------------            -------------
 End of year                          $2,152,054              $5,474,747              $16,316,397
                                    ============            ============            =============

                                   AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                    EUROPACIFIC              FUNDAMENTAL                 NEW
                                    GROWTH FUND            INVESTORS FUND          PERSPECTIVE FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $150,357                  $57,808                 $(3,304)
 Net realized gain (loss) on
  security transactions                   (7,176)                  26,603                  (7,948)
 Net realized gain on
  distributions                               --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,745,247)                (478,727)               (364,181)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (2,602,066)                (394,316)               (375,433)
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             5,738,758                3,720,761               1,083,504
 Net transfers                          (347,987)                (710,031)                 88,603
 Surrenders for benefit
  payments and fees                   (1,463,099)                (924,340)               (358,198)
 Other transactions                          188                      (46)                     26
 Net loan activity                          (828)                    (519)                   (160)
 Net annuity transactions                     --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,927,032                2,085,825                 813,775
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                           1,324,966                1,691,509                 438,342
NET ASSETS:
 Beginning of year                    15,353,309                8,726,590               3,598,038
                                    ------------            -------------            ------------
 End of year                         $16,678,275              $10,418,099              $4,036,380
                                    ============            =============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS          AMERICAN FUNDS
                                    THE BOND FUND           THE GROWTH FUND
                                      OF AMERICA            OF AMERICA FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $125,435                 $(26,411)
 Net realized gain (loss) on
  security transactions                    23,286                   71,320
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             145,162               (2,299,224)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              293,883               (2,254,315)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,364,567                9,735,387
 Net transfers                           (680,267)              (1,812,463)
 Surrenders for benefit
  payments and fees                      (794,989)              (3,767,283)
 Other transactions                           272                     (297)
 Net loan activity                           (445)                  (2,461)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (110,862)               4,152,883
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              183,021                1,898,568
NET ASSETS:
 Beginning of year                      5,545,072               36,030,909
                                     ------------            -------------
 End of year                           $5,728,093              $37,929,477
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS          THE INVESTMENT          AMERICAN FUNDS
                                  THE INCOME FUND             COMPANY                 THE NEW
                                     OF AMERICA              OF AMERICA             ECONOMY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $239,939                 $52,845                 $(6,233)
 Net realized gain (loss) on
  security transactions                   37,391                  27,438                  12,348
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             20,753                (262,815)                (77,456)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             298,083                (182,532)                (71,341)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,594,541               1,423,098                 236,432
 Net transfers                           565,647                (130,477)                (58,420)
 Surrenders for benefit
  payments and fees                     (746,063)               (811,277)               (112,175)
 Other transactions                          381                      66                     (39)
 Net loan activity                          (462)                   (342)                    (39)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,414,044                 481,068                  65,759
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           2,712,127                 298,536                  (5,582)
NET ASSETS:
 Beginning of year                     6,005,063               5,575,611               1,008,162
                                    ------------            ------------            ------------
 End of year                          $8,717,190              $5,874,147              $1,002,580
                                    ============            ============            ============

                                                                                   AMERICAN FUNDS
                                   AMERICAN FUNDS          AMERICAN FUNDS           CAPITAL WORLD
                                     WASHINGTON               AMERICAN                GROWTH &
                                  MUTUAL INVESTORS          MUTUAL FUND              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,963                 $32,800                 $288,208
 Net realized gain (loss) on
  security transactions                   62,993                  16,512                   15,078
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             39,538                  32,664               (1,659,986)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             134,494                  81,976               (1,356,700)
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               522,749                 877,545                4,487,114
 Net transfers                            18,055                 538,257                    6,491
 Surrenders for benefit
  payments and fees                     (228,120)               (147,117)              (1,283,243)
 Other transactions                          (26)                     59                     (895)
 Net loan activity                          (243)                   (168)                    (934)
 Net annuity transactions                     --                      --                       --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      312,415               1,268,576                3,208,533
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                             446,909               1,350,552                1,851,833
NET ASSETS:
 Beginning of year                     2,243,013               1,509,659               14,314,542
                                    ------------            ------------            -------------
 End of year                          $2,689,922              $2,860,211              $16,166,375
                                    ============            ============            =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS             ARIEL
                                      SMALLCAP             APPRECIATION
                                     WORLD FUND                FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,288)                $(721)
 Net realized gain (loss) on
  security transactions                   23,706                 7,642
 Net realized gain on
  distributions                               --                 1,003
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (141,518)              (16,638)
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (124,100)               (8,714)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               143,922                14,505
 Net transfers                          (179,446)              (17,183)
 Surrenders for benefit
  payments and fees                      (48,148)              (44,102)
 Other transactions                            3                     1
 Net loan activity                           (43)                   --
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (83,712)              (46,779)
                                     -----------            ----------
 Net increase (decrease) in
  net assets                            (207,812)              (55,493)
NET ASSETS:
 Beginning of year                       754,487               156,423
                                     -----------            ----------
 End of year                            $546,675              $100,930
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            ARTISAN
                                                            MID CAP                AVE MARIA
                                    ARIEL FUND             VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(783)                $11,353                  $(62)
 Net realized gain (loss) on
  security transactions                  7,417                  10,078                    (1)
 Net realized gain on
  distributions                             --                 194,238                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (14,353)                (78,744)                 (468)
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,719)                136,925                  (531)
                                    ----------            ------------             ---------
UNIT TRANSACTIONS:
 Purchases                              21,587                 591,332                10,668
 Net transfers                         (11,816)                157,260                   172
 Surrenders for benefit
  payments and fees                    (59,777)               (233,576)                  (44)
 Other transactions                         --                      96                     1
 Net loan activity                          --                     (41)                   --
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (50,006)                515,071                10,797
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets                           (57,725)                651,996                10,266
NET ASSETS:
 Beginning of year                     138,494               2,188,480                   150
                                    ----------            ------------             ---------
 End of year                           $80,769              $2,840,476               $10,416
                                    ==========            ============             =========

                                    AVE MARIA
                                      RISING              AVE MARIA       LIFEPATH 2020
                                  DIVIDEND FUND          GROWTH FUND        PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,606                $(426)           $218,502
 Net realized gain (loss) on
  security transactions                 (3,049)                (300)             60,420
 Net realized gain on
  distributions                         10,726                   --             598,435
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (12,930)              (1,468)           (781,712)
                                    ----------            ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,647)              (2,194)             95,645
                                    ----------            ---------       -------------
UNIT TRANSACTIONS:
 Purchases                             218,200               58,492           4,421,999
 Net transfers                         377,178                1,698            (134,889)
 Surrenders for benefit
  payments and fees                    (12,456)              (1,928)         (1,074,718)
 Other transactions                         29                  686                 132
 Net loan activity                          (6)                 (19)             (2,445)
 Net annuity transactions                   --                   --                  --
                                    ----------            ---------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    582,945               58,929           3,210,079
                                    ----------            ---------       -------------
 Net increase (decrease) in
  net assets                           580,298               56,735           3,305,724
NET ASSETS:
 Beginning of year                      13,546               10,159          11,965,477
                                    ----------            ---------       -------------
 End of year                          $593,844              $66,894         $15,271,201
                                    ==========            =========       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                LIFEPATH 2030       LIFEPATH 2040
                                  PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $144,263            $107,548
 Net realized gain (loss) on
  security transactions                92,462             184,868
 Net realized gain on
  distributions                       141,875              54,462
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (601,015)           (677,539)
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (222,415)           (330,661)
                                -------------       -------------
UNIT TRANSACTIONS:
 Purchases                          3,804,027           3,465,831
 Net transfers                       (349,707)           (173,436)
 Surrenders for benefit
  payments and fees                  (795,729)           (745,309)
 Other transactions                      (213)             (1,577)
 Net loan activity                     (2,810)             (2,127)
 Net annuity transactions                  --                  --
                                -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,655,568           2,543,382
                                -------------       -------------
 Net increase (decrease) in
  net assets                        2,433,153           2,212,721
NET ASSETS:
 Beginning of year                 10,301,755           8,620,115
                                -------------       -------------
 End of year                      $12,734,908         $10,832,836
                                =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      LIFEPATH
                                     RETIREMENT           LIFEPATH 2050              BARON
                                     PORTFOLIO              PORTFOLIO            SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $86,026                $1,695                 $(1,107)
 Net realized gain (loss) on
  security transactions                   45,857                   (25)                  5,542
 Net realized gain on
  distributions                          161,857                 6,059                  24,342
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (145,737)              (15,938)                (53,874)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,003                (8,209)                (25,097)
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,402,844               215,326                 501,896
 Net transfers                          (176,960)               12,434                 (54,103)
 Surrenders for benefit
  payments and fees                     (604,294)               (3,921)               (114,017)
 Other transactions                           (4)                    1                    (758)
 Net loan activity                          (280)                   (6)                    (40)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      621,306               223,834                 332,978
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             769,309               215,625                 307,881
NET ASSETS:
 Beginning of year                     4,466,142                48,072                 954,885
                                    ------------            ----------            ------------
 End of year                          $5,235,451              $263,697              $1,262,766
                                    ============            ==========            ============

                                       BLACKROCK
                                    U.S. GOVERNMENT              BLACKROCK               BLACKROCK
                                          BOND                     EQUITY                 CAPITAL
                                       PORTFOLIO               DIVIDEND FUND         APPRECIATION FUND
                                 SUB-ACCOUNT (8)(9)(10)         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $3,072                    $11,847                  $(322)
 Net realized gain (loss) on
  security transactions                     7,951                       (326)                   (85)
 Net realized gain on
  distributions                             4,531                        509                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (3,725)                    20,610                 (6,670)
                                       ----------               ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               11,829                     32,640                 (7,077)
                                       ----------               ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                 39,545                    303,220                 78,719
 Net transfers                             (3,221)                   570,624                503,157
 Surrenders for benefit
  payments and fees                       (11,879)                   (36,229)                (2,575)
 Other transactions                             8                       (320)                   199
 Net loan activity                             (8)                        (7)                    --
 Net annuity transactions                      --                         --                     --
                                       ----------               ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        24,445                    837,288                579,500
                                       ----------               ------------             ----------
 Net increase (decrease) in
  net assets                               36,274                    869,928                572,423
NET ASSETS:
 Beginning of year                        218,715                    542,873                     51
                                       ----------               ------------             ----------
 End of year                             $254,989                 $1,412,801               $572,474
                                       ==========               ============             ==========

(8)  Funded as of June 8, 2011.

(9) Effective September 9, 2011 BlackRock Government Income Fund merged with BlackRock Intermediate Government Bond Portfolio.

(10) Formerly BlackRock Intermediate Government Bond Portfolio. Change effective July 18, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   BLACKROCK
                                 MID CAP VALUE     CALVERT VP SRI
                                   PORTFOLIO     BALANCED PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(270)            $2,481
 Net realized gain (loss) on
  security transactions                 320                 88
 Net realized gain on
  distributions                          --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,112)            11,889
                                    -------           --------
 Net increase (decrease) in
  net assets resulting from
  operations                         (4,062)            14,458
                                    -------           --------
UNIT TRANSACTIONS:
 Purchases                           31,611              1,820
 Net transfers                       (7,862)            17,663
 Surrenders for benefit
  payments and fees                    (310)            (2,959)
 Other transactions                      --                 --
 Net loan activity                       (2)                --
 Net annuity transactions                --                 --
                                    -------           --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  23,437             16,524
                                    -------           --------
 Net increase (decrease) in
  net assets                         19,375             30,982
NET ASSETS:
 Beginning of year                   59,459            364,613
                                    -------           --------
 End of year                        $78,834           $395,595
                                    =======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  CALVERT EQUITY         CALVERT BOND          CALVERT
                                     PORTFOLIO            PORTFOLIO          INCOME FUND
                               SUB-ACCOUNT (11)(12)    SUB-ACCOUNT (13)      SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(23,095)              $31,742             $23,413
 Net realized gain (loss) on
  security transactions                151,588                15,552               1,960
 Net realized gain on
  distributions                        144,914                19,031                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (379,071)                9,083             (10,123)
                                    ----------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (105,664)               75,408              15,250
                                    ----------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             797,917               433,056             275,548
 Net transfers                           3,857               (36,059)            (24,559)
 Surrenders for benefit
  payments and fees                   (260,860)             (112,740)            (67,029)
 Other transactions                        (30)                   13                  15
 Net loan activity                         (93)                  (94)                (47)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    540,791               284,176             183,928
                                    ----------            ----------          ----------
 Net increase (decrease) in
  net assets                           435,127               359,584             199,178
NET ASSETS:
 Beginning of year                   2,583,870             1,460,811             891,878
                                    ----------            ----------          ----------
 End of year                        $3,018,997            $1,820,395          $1,091,056
                                    ==========            ==========          ==========

                                  COLUMBIA       COLUMBIA MARSICO        COLUMBIA
                                 CONTRARIAN        21ST CENTURY         SMALL CAP
                                  CORE FUND            FUND            VALUE I FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $829             $(219)               $(346)
 Net realized gain (loss) on
  security transactions               (105)              (98)                 580
 Net realized gain on
  distributions                      8,663                --                4,364
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (2,944)           (2,034)              (9,143)
                                   -------           -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         6,443            (2,351)              (4,545)
                                   -------           -------            ---------
UNIT TRANSACTIONS:
 Purchases                         195,291            26,312               17,155
 Net transfers                      66,823             2,479               (3,581)
 Surrenders for benefit
  payments and fees                 (6,001)           (1,679)              (8,435)
 Other transactions                     --                --                   --
 Net loan activity                     (19)               --                   (4)
 Net annuity transactions               --                --                   --
                                   -------           -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                256,094            27,112                5,135
                                   -------           -------            ---------
 Net increase (decrease) in
  net assets                       262,537            24,761                  590
NET ASSETS:
 Beginning of year                 138,604             7,970               67,626
                                   -------           -------            ---------
 End of year                       $401,141          $32,731              $68,216
                                   =======           =======            =========

(11) Formerly Calvert Social Investment Fund Equity Portfolio. Change effective April 30, 2011.

(12) Effective September 19, 2011 Calvert Large Cap Growth Fund merged with Calvert Equity Portfolio.

(13) Formerly Calvert Social Investment Bond Fund. Change effective April 30, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL            COLUMBIA
                                    OPPORTUNITIES             MID CAP
                                        FUND                VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(248)                $(2,858)
 Net realized gain (loss) on
  security transactions                  (2,612)                 93,808
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,351)               (116,449)
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,211)                (25,499)
                                      ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                   --                 156,853
 Net transfers                               --                (159,277)
 Surrenders for benefit
  payments and fees                        (260)                (24,796)
 Other transactions                          --                      (1)
 Net loan activity                           --                     (36)
 Net annuity transactions                    --                      --
                                      ---------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (260)                (27,257)
                                      ---------             -----------
 Net increase (decrease) in
  net assets                             (4,471)                (52,756)
NET ASSETS:
 Beginning of year                       25,308                 697,234
                                      ---------             -----------
 End of year                            $20,837                $644,478
                                      =========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                    COLUMBIA MARSICO        CRM
                                    COLUMBIA             GROWTH           MID CAP
                                   ACORN FUND           VS FUND          VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,691)          $(4,363)             $(60)
 Net realized gain (loss) on
  security transactions                  2,496             3,915             1,809
 Net realized gain on
  distributions                         49,699                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (113,401)          (17,140)          (14,236)
                                    ----------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                           (64,897)          (17,588)          (12,487)
                                    ----------          --------          --------
UNIT TRANSACTIONS:
 Purchases                             299,269           136,038            21,433
 Net transfers                         (25,842)           22,153           (26,047)
 Surrenders for benefit
  payments and fees                    (54,071)          (11,595)          (22,320)
 Other transactions                         60                (5)               (1)
 Net loan activity                         (38)              (34)               (3)
 Net annuity transactions                   --                --                --
                                    ----------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    219,378           146,557           (26,938)
                                    ----------          --------          --------
 Net increase (decrease) in
  net assets                           154,481           128,969           (39,425)
NET ASSETS:
 Beginning of year                   1,020,890           423,520           207,440
                                    ----------          --------          --------
 End of year                        $1,175,371          $552,489          $168,015
                                    ==========          ========          ========

                                   COLUMBIA                               DAVIS
                                   SMALL CAP           DAVIS            NEW YORK
                                   CORE FUND      FINANCIAL FUND      VENTURE FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(1,622)             $386             $(8,729)
 Net realized gain (loss) on
  security transactions               3,943            (1,077)             35,926
 Net realized gain on
  distributions                      10,633             4,933                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (24,396)           (12,833)          (327,216)
                                   --------            ------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (11,442)           (8,591)           (300,019)
                                   --------            ------          ----------
UNIT TRANSACTIONS:
 Purchases                           38,134            17,705           1,336,571
 Net transfers                       38,202             5,214            (357,799)
 Surrenders for benefit
  payments and fees                 (26,456)             (810)           (684,425)
 Other transactions                      --                 1                 (71)
 Net loan activity                       --                (5)               (309)
 Net annuity transactions                --                --                  --
                                   --------            ------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  49,880            22,105             293,967
                                   --------            ------          ----------
 Net increase (decrease) in
  net assets                         38,438            13,514              (6,052)
NET ASSETS:
 Beginning of year                  245,159            57,150           5,183,677
                                   --------            ------          ----------
 End of year                       $283,597            $70,664         $5,177,625
                                   ========            ======          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                                              DREYFUS
                                        DAVIS               BOND MARKET
                                  OPPORTUNITY FUND           INDEX FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,683                 $77,381
 Net realized gain (loss) on
  security transactions                   12,847                   7,686
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (20,261)                115,032
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (5,731)                200,099
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                48,846               1,141,311
 Net transfers                             4,776                 207,703
 Surrenders for benefit
  payments and fees                     (175,637)               (205,025)
 Other transactions                           37                     237
 Net loan activity                           (17)                   (309)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (121,995)              1,143,917
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (127,726)              1,344,016
NET ASSETS:
 Beginning of year                       246,989               2,604,776
                                     -----------            ------------
 End of year                            $119,263              $3,948,792
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                     LIFETIME
                                    GROWTH AND          DREYFUS VIF            DREYFUS
                                      INCOME           APPRECIATION      INTERNATIONAL STOCK
                                    PORTFOLIO            PORTFOLIO           INDEX FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,559               $(16)               $2,134
 Net realized gain (loss) on
  security transactions                    729                  1                    --
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,435                725               (10,198)
                                    ----------            -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            10,723                710                (8,064)
                                    ----------            -------             ---------
UNIT TRANSACTIONS:
 Purchases                              95,658                413                34,100
 Net transfers                         (26,386)             7,715                16,584
 Surrenders for benefit
  payments and fees                    (70,714)                (1)                 (430)
 Other transactions                        (19)                --                    (1)
 Net loan activity                         (13)                --                    --
 Net annuity transactions                   --                 --                    --
                                    ----------            -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,474)             8,127                50,253
                                    ----------            -------             ---------
 Net increase (decrease) in
  net assets                             9,249              8,837                42,189
NET ASSETS:
 Beginning of year                     548,374                460                22,250
                                    ----------            -------             ---------
 End of year                          $557,623             $9,297               $64,439
                                    ==========            =======             =========


                                      DREYFUS                 DREYFUS
                                       MIDCAP              SMALLCAP STOCK           DREYFUS
                                     INDEX FUND              INDEX FUND          SMALL CAP FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,997                   $(494)               $(62)
 Net realized gain (loss) on
  security transactions                   12,656                    (132)              1,269
 Net realized gain on
  distributions                           87,315                  39,272                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (198,028)                (38,019)             (1,474)
                                    ------------            ------------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                             (95,060)                    627                (267)
                                    ------------            ------------            --------
UNIT TRANSACTIONS:
 Purchases                             1,082,802                 446,877                 761
 Net transfers                           219,459                   8,967                  --
 Surrenders for benefit
  payments and fees                     (187,445)                (93,257)             (7,941)
 Other transactions                           12                      39                  --
 Net loan activity                          (103)                    (84)                 --
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,114,725                 362,542              (7,180)
                                    ------------            ------------            --------
 Net increase (decrease) in
  net assets                           1,019,665                 363,169              (7,447)
NET ASSETS:
 Beginning of year                     1,137,042                 764,469               9,526
                                    ------------            ------------            --------
 End of year                          $2,156,707              $1,127,638              $2,079
                                    ============            ============            ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    DREYFUS VIF          DREYFUS VIF
                                    GROWTH AND             QUALITY
                                 INCOME PORTFOLIO       BOND PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9                 $7,248
 Net realized gain (loss) on
  security transactions                    --                    136
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (65)                 7,582
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (56)                14,966
                                      -------             ----------
UNIT TRANSACTIONS:
 Purchases                                239                  2,893
 Net transfers                             --                299,569
 Surrenders for benefit
  payments and fees                        (1)                    (1)
 Other transactions                        --                     --
 Net loan activity                         --                     --
 Net annuity transactions                  --                     --
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       238                302,461
                                      -------             ----------
 Net increase (decrease) in
  net assets                              182                317,427
NET ASSETS:
 Beginning of year                      1,438                192,873
                                      -------             ----------
 End of year                           $1,620               $510,300
                                      =======             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      DREYFUS                                        DREYFUS
                                     SOCIALLY                DREYFUS               INTERMEDIATE
                                    RESPONSIBLE              S&P 500                   TERM
                                 GROWTH FUND, INC.          INDEX FUND             INCOME FUND
                                  SUB-ACCOUNT (1)          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $28                  $40,285                 $36,852
 Net realized gain (loss) on
  security transactions                  1,096                   25,613                    (498)
 Net realized gain on
  distributions                             --                   25,251                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,461)                 (80,425)                 68,955
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (337)                  10,724                 105,309
                                     ---------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                1,800,336                 273,598
 Net transfers                              --                   51,093                 111,123
 Surrenders for benefit
  payments and fees                    (10,502)                (459,151)               (100,119)
 Other transactions                         --                     (465)                    134
 Net loan activity                          --                     (330)                   (118)
 Net annuity transactions                   --                       --                      --
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,502)               1,391,483                 284,618
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets                           (10,839)               1,402,207                 389,927
NET ASSETS:
 Beginning of year                      10,839                2,647,912               1,542,086
                                     ---------             ------------            ------------
 End of year                              $ --               $4,050,119              $1,932,013
                                     =========             ============            ============

                                                                                 EATON VANCE
                                    EATON VANCE            EATON VANCE            WORLDWIDE
                                     LARGE-CAP               DIVIDEND               HEALTH
                                     VALUE FUND            BUILDER FUND         SCIENCES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $81,160               $24,725               $(1,546)
 Net realized gain (loss) on
  security transactions                    5,217               (31,684)                  329
 Net realized gain on
  distributions                               --                    --                20,594
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (405,217)               11,103               (12,730)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (318,840)                4,144                 6,647
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,884,433               198,612                68,675
 Net transfers                          (278,137)              (16,190)               (4,906)
 Surrenders for benefit
  payments and fees                     (487,478)              (28,909)              (15,279)
 Other transactions                           59                    --                     3
 Net loan activity                          (377)                  (86)                  (54)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,118,500               153,427                48,439
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             799,660               157,571                55,086
NET ASSETS:
 Beginning of year                     6,262,392               765,852               170,288
                                    ------------            ----------            ----------
 End of year                          $7,062,052              $923,423              $225,374
                                    ============            ==========            ==========

(1)  Not Funded as of December 31, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                     EATON VANCE
                                     INCOME FUND            EATON VANCE
                                      OF BOSTON            BALANCED FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $72,844                 $197
 Net realized gain (loss) on
  security transactions                     1,498                    1
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (37,140)                 (70)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               37,202                  128
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                502,382                  397
 Net transfers                            (33,236)                  --
 Surrenders for benefit
  payments and fees                      (217,167)                  (9)
 Other transactions                           222                   --
 Net loan activity                            (93)                  --
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       252,108                  388
                                     ------------            ---------
 Net increase (decrease) in
  net assets                              289,310                  516
NET ASSETS:
 Beginning of year                        981,828               19,966
                                     ------------            ---------
 End of year                           $1,271,138              $20,482
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO
                                                           ADVANTAGE              WELLS FARGO
                                   WELLS FARGO             EMERGING           ADVANTAGE UTILITY &
                                 ADVANTAGE ASSET            MARKETS            TELECOMMUNICATION
                                 ALLOCATION FUND          EQUITY FUND                FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,503                  $(688)                  $264
 Net realized gain (loss) on
  security transactions                     39                  5,433                     27
 Net realized gain on
  distributions                             --                  9,582                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,678)              (145,284)                 2,950
                                    ----------            -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (136)              (130,957)                 3,241
                                    ----------            -----------              ---------
UNIT TRANSACTIONS:
 Purchases                              41,892                534,642                  6,100
 Net transfers                           1,428                 92,304                     --
 Surrenders for benefit
  payments and fees                       (120)               (44,874)                  (918)
 Other transactions                         --                    (67)                    --
 Net loan activity                          --                    (45)                    --
 Net annuity transactions                   --                     --                     --
                                    ----------            -----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     43,200                581,960                  5,182
                                    ----------            -----------              ---------
 Net increase (decrease) in
  net assets                            43,064                451,003                  8,423
NET ASSETS:
 Beginning of year                      93,967                454,636                 18,749
                                    ----------            -----------              ---------
 End of year                          $137,031               $905,639                $27,172
                                    ==========            ===========              =========


                                   ALGER CAPITAL
                                    APPRECIATION          ALGER MID CAP        ALGER SMALL CAP
                                   INSTITUTIONAL              GROWTH                GROWTH
                                        FUND            INSTITUTIONAL FUND    INSTITUTIONAL FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,932)              $(7,385)              $(1,163)
 Net realized gain (loss) on
  security transactions                   52,444                15,477                 2,339
 Net realized gain on
  distributions                          106,320                    --                 6,105
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (198,134)              (85,633)              (14,497)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (48,302)              (77,541)               (7,216)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               804,094               172,047                39,269
 Net transfers                          (341,589)              (36,160)                9,597
 Surrenders for benefit
  payments and fees                     (292,721)              (74,347)              (10,829)
 Other transactions                          674                     1                    --
 Net loan activity                          (124)                  (75)                   (3)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      170,334                61,466                38,034
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             122,032               (16,075)               30,818
NET ASSETS:
 Beginning of year                     2,705,446               898,717               115,907
                                    ------------            ----------            ----------
 End of year                          $2,827,478              $882,642              $146,725
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       NUVEEN               NUVEEN
                                      MID CAP              SMALL CAP
                                     INDEX FUND           INDEX FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (14)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,254)              $ --
 Net realized gain (loss) on
  security transactions                   1,086                 --
 Net realized gain on
  distributions                          27,039                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (44,565)                11
                                     ----------              -----
 Net increase (decrease) in
  net assets resulting from
  operations                            (19,694)                11
                                     ----------              -----
UNIT TRANSACTIONS:
 Purchases                              343,131                157
 Net transfers                           26,494                 --
 Surrenders for benefit
  payments and fees                     (22,031)                (1)
 Other transactions                           1                 --
 Net loan activity                         (146)                --
 Net annuity transactions                    --                 --
                                     ----------              -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     347,449                156
                                     ----------              -----
 Net increase (decrease) in
  net assets                            327,755                167
NET ASSETS:
 Beginning of year                      413,839                 --
                                     ----------              -----
 End of year                           $741,594               $167
                                     ==========              =====

(14) Funded as of September 22, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          NUVEEN
                                     NUVEEN           MID CAP GROWTH            NUVEEN
                                     EQUITY           OPPORTUNITIES            SMALL CAP
                                   INDEX FUND              FUND               SELECT FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (15)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4)                 $(80)                 $(63)
 Net realized gain (loss) on
  security transactions               (1,050)                   (1)                    4
 Net realized gain on
  distributions                        2,076                 7,386                   303
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (217)              (14,244)                 (359)
                                    --------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             805                (6,939)                 (115)
                                    --------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                             5,306                16,777                13,621
 Net transfers                          (721)              185,489                  (184)
 Surrenders for benefit
  payments and fees                      (14)                  (26)                  (11)
 Other transactions                       --                     7                    --
 Net loan activity                        --                    --                    --
 Net annuity transactions                 --                    --                    --
                                    --------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,571               202,247                13,426
                                    --------            ----------             ---------
 Net increase (decrease) in
  net assets                           5,376               195,308                13,311
NET ASSETS:
 Beginning of year                     2,099                   637                    --
                                    --------            ----------             ---------
 End of year                          $7,475              $195,945               $13,311
                                    --------            ----------             ---------

                                                                                   FIDELITY
                                                                                   ADVISOR
                                     FIDELITY              FIDELITY               LEVERAGED
                                  ADVISOR EQUITY         ADVISOR VALUE             COMPANY
                                   GROWTH FUND          STRATEGIES FUND           STOCK FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,067)                 $(434)                 $3,182
 Net realized gain (loss) on
  security transactions                    530                (44,437)                  2,068
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (4,155)                 9,406                (228,336)
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,692)               (35,465)               (223,086)
                                    ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                              31,593                  1,958                 527,498
 Net transfers                          30,855                (37,892)                (94,694)
 Surrenders for benefit
  payments and fees                    (14,498)               (90,029)               (120,694)
 Other transactions                          8                     --                      (3)
 Net loan activity                         (16)                    --                     (67)
 Net annuity transactions                   --                     --                      --
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     47,942               (125,963)                312,040
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets                            43,250               (161,428)                 88,954
NET ASSETS:
 Beginning of year                      91,511                452,131               1,678,921
                                    ----------            -----------            ------------
 End of year                          $134,761               $290,703              $1,767,875
                                    ----------            -----------            ------------

(15) Funded as of February 28, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     FIDELITY
                                   ADVISOR STOCK           FEDERATED
                                     SELECTOR               CAPITAL
                                   ALL CAP FUND        APPRECIATION FUND
                                 SUB-ACCOUNT (16)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(63)                 $(44)
 Net realized gain (loss) on
  security transactions                    18                    83
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (308)                 (585)
                                      -------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (353)                 (546)
                                      -------               -------
UNIT TRANSACTIONS:
 Purchases                                740                 2,144
 Net transfers                             --                    --
 Surrenders for benefit
  payments and fees                      (932)                 (325)
 Other transactions                        --                     2
 Net loan activity                         --                   (10)
 Net annuity transactions                  --                    --
                                      -------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (192)                1,811
                                      -------               -------
 Net increase (decrease) in
  net assets                             (545)                1,265
NET ASSETS:
 Beginning of year                      5,290                 7,939
                                      -------               -------
 End of year                           $4,745                $9,204
                                      =======               =======

(16) Formerly Fidelity Advisor Dynamic Cap Appreciation Fund. Change effective July 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           FEDERATED             FEDERATED
                                     FEDERATED           FUND FOR U.S.            MID CAP
                                      EQUITY               GOVERNMENT             GROWTH
                                 INCOME FUND, INC.      SECURITIES FUND       STRATEGIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $485                 $7,777                $(403)
 Net realized gain (loss) on
  security transactions                     16                    825                  167
 Net realized gain on
  distributions                             --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,218                  1,782               (1,933)
                                     ---------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,719                 10,384               (2,169)
                                     ---------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               3,680                107,676                9,115
 Net transfers                              --                 51,279               (3,000)
 Surrenders for benefit
  payments and fees                       (209)               (53,043)              (2,084)
 Other transactions                         --                      9                    1
 Net loan activity                          --                    (28)                  --
 Net annuity transactions                   --                     --                   --
                                     ---------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,471                105,893                4,032
                                     ---------             ----------            ---------
 Net increase (decrease) in
  net assets                             5,190                116,277                1,863
NET ASSETS:
 Beginning of year                      25,717                293,087               44,716
                                     ---------             ----------            ---------
 End of year                           $30,907               $409,364              $46,579
                                     =========             ==========            =========


                                    FEDERATED                                     FEDERATED
                                   HIGH INCOME            FEDERATED              SHORT-TERM
                                    BOND FUND            KAUFMAN FUND            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,392                $(31,030)                $3,794
 Net realized gain (loss) on
  security transactions                    --                  41,581                  6,859
 Net realized gain on
  distributions                            --                  70,386                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,128)               (650,549)                (6,953)
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,264                (569,612)                 3,700
                                    ---------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              4,074               1,024,355                  2,051
 Net transfers                             --                (158,790)                (7,845)
 Surrenders for benefit
  payments and fees                      (671)               (265,960)              (111,096)
 Other transactions                        --                      13                      4
 Net loan activity                         --                    (182)                    --
 Net annuity transactions                  --                      --                     --
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,403                 599,436               (116,886)
                                    ---------            ------------            -----------
 Net increase (decrease) in
  net assets                            4,667                  29,824               (113,186)
NET ASSETS:
 Beginning of year                     36,297               3,515,497                302,137
                                    ---------            ------------            -----------
 End of year                          $40,964              $3,545,321               $188,951
                                    =========            ============            ===========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     FEDERATED            FEDERATED
                                    TOTAL RETURN            CLOVER
                                     BOND FUND            VALUE FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (1)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,736               $ --
 Net realized gain (loss) on
  security transactions                      29                 10
 Net realized gain on
  distributions                           3,086                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             3,807                (12)
                                     ----------             ------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,658                 (2)
                                     ----------             ------
UNIT TRANSACTIONS:
 Purchases                               67,873                 --
 Net transfers                           (1,958)                --
 Surrenders for benefit
  payments and fees                     (12,835)              (114)
 Other transactions                          15                 (1)
 Net loan activity                          (18)                --
 Net annuity transactions                    --                 --
                                     ----------             ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      53,077               (115)
                                     ----------             ------
 Net increase (decrease) in
  net assets                             68,735               (117)
NET ASSETS:
 Beginning of year                      316,982                117
                                     ----------             ------
 End of year                           $385,717               $ --
                                     ==========             ======

(1)  Not Funded as of December 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      FIDELITY VIP
                                   FEDERATED             GROWTH             FIDELITY VIP
                                 INTERNATIONAL        OPPORTUNITIES           OVERSEAS
                                 LEADERS FUND           PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(12)               $(1,818)                $358
 Net realized gain (loss) on
  security transactions                   6                (10,580)                   1
 Net realized gain on
  distributions                          --                     --                   77
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (308)                23,365               (8,800)
                                    -------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (314)                10,967               (8,364)
                                    -------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                              454                 18,637                5,775
 Net transfers                         (193)               (87,179)                  --
 Surrenders for benefit
  payments and fees                      (3)              (149,930)                  (1)
 Other transactions                      --                      1                   --
 Net loan activity                       --                     --                   --
 Net annuity transactions                --                     --                   --
                                    -------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     258               (218,471)               5,774
                                    -------            -----------            ---------
 Net increase (decrease) in
  net assets                            (56)              (207,504)              (2,590)
NET ASSETS:
 Beginning of year                    1,440                449,503               42,955
                                    -------            -----------            ---------
 End of year                         $1,384               $241,999              $40,365
                                    =======            ===========            =========

                                                                               FIDELITY VIP
                                   FIDELITY VIP          FIDELITY VIP            GROWTH &
                                 VALUE STRATEGIES          BALANCED               INCOME
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $394                $6,790                $1,006
 Net realized gain (loss) on
  security transactions                 (4,804)               (1,835)               (4,817)
 Net realized gain on
  distributions                             --                 1,850                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (16,208)              (39,524)                2,075
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (20,618)              (32,719)               (1,736)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,850                 5,775                 4,125
 Net transfers                          52,978                69,309                (3,520)
 Surrenders for benefit
  payments and fees                    (15,214)              (14,392)              (39,125)
 Other transactions                         --                    --                    --
 Net loan activity                          --                    --                    --
 Net annuity transactions                   --                (6,004)                   --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,614                54,688               (38,520)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            18,996                21,969               (40,256)
NET ASSETS:
 Beginning of year                     127,682               634,473               148,436
                                    ----------            ----------            ----------
 End of year                          $146,678              $656,442              $108,180
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  FIDELITY VIP        FIDELITY VIP
                                  FREEDOM 2020        FREEDOM 2030
                                    PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $145                 $989
 Net realized gain (loss) on
  security transactions                   --                   (1)
 Net realized gain on
  distributions                           36                  203
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (303)              (3,788)
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (122)              (2,597)
                                     -------            ---------
UNIT TRANSACTIONS:
 Purchases                             1,247               38,074
 Net transfers                            --                   --
 Surrenders for benefit
  payments and fees                       --                  (48)
 Other transactions                       --                   --
 Net loan activity                        --                   --
 Net annuity transactions                 --                   --
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,247               38,026
                                     -------            ---------
 Net increase (decrease) in
  net assets                           1,125               35,429
NET ASSETS:
 Beginning of year                     8,177               31,607
                                     -------            ---------
 End of year                          $9,302              $67,036
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP        FIDELITY VIP            TEMPLETON
                                   FREEDOM 2015        FREEDOM 2025             GLOBAL
                                    PORTFOLIO            PORTFOLIO        OPPORTUNITIES TRUST
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,380                $83                   $330
 Net realized gain (loss) on
  security transactions                     --                 --                    110
 Net realized gain on
  distributions                          1,231                 16                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,274)              (195)                (4,319)
                                    ----------            -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,663)               (96)                (3,879)
                                    ----------            -------              ---------
UNIT TRANSACTIONS:
 Purchases                              10,261              4,518                 36,038
 Net transfers                          26,304                 --                 (3,096)
 Surrenders for benefit
  payments and fees                         (9)                (1)                (3,752)
 Other transactions                         --                 --                     --
 Net loan activity                          --                 --                    (15)
 Net annuity transactions                   --                 --                     --
                                    ----------            -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,556              4,517                 29,175
                                    ----------            -------              ---------
 Net increase (decrease) in
  net assets                            33,893              4,421                 25,296
NET ASSETS:
 Beginning of year                     203,193                546                  8,920
                                    ----------            -------              ---------
 End of year                          $237,086             $4,967                $34,216
                                    ==========            =======              =========

                                     TEMPLETON               FRANKLIN               FRANKLIN
                                     DEVELOPING                HIGH                STRATEGIC
                                   MARKETS TRUST           INCOME FUND            INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,452               $32,804                $113,847
 Net realized gain (loss) on
  security transactions                    9,928                (1,021)                 13,840
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (245,620)              (24,754)                (91,205)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (231,240)                7,029                  36,482
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               298,307               243,091                 684,119
 Net transfers                          (190,925)              324,009                 (89,150)
 Surrenders for benefit
  payments and fees                      (91,195)              (42,608)               (144,392)
 Other transactions                           --                    --                      57
 Net loan activity                          (104)                  (38)                    (83)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       16,083               524,454                 450,551
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (215,157)              531,483                 487,033
NET ASSETS:
 Beginning of year                     1,415,974               234,881               1,958,670
                                    ------------            ----------            ------------
 End of year                          $1,200,817              $766,364              $2,445,703
                                    ============            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      TEMPLETON                FRANKLIN
                                        GLOBAL             U.S. GOVERNMENT
                                      BOND FUND            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $139,490                 $27,949
 Net realized gain (loss) on
  security transactions                   (17,087)                  1,033
 Net realized gain on
  distributions                            16,976                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (251,568)                 25,642
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (112,189)                 54,624
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                916,543                 214,771
 Net transfers                             69,515                  51,159
 Surrenders for benefit
  payments and fees                      (203,882)                (49,621)
 Other transactions                            (5)                      1
 Net loan activity                            (88)                    (61)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       782,083                 216,249
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              669,894                 270,873
NET ASSETS:
 Beginning of year                      2,091,069                 884,112
                                     ------------            ------------
 End of year                           $2,760,963              $1,154,985
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN
                                     SMALL CAP                 MUTUAL                TEMPLETON
                                     VALUE FUND            DISCOVERY FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,578)                $75,898                 $19,554
 Net realized gain (loss) on
  security transactions                   (3,008)                 (2,525)                  6,240
 Net realized gain on
  distributions                           77,792                 191,194                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (149,100)               (575,839)               (152,721)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (78,894)               (311,272)               (126,927)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               361,005               2,894,656                 319,911
 Net transfers                           121,624                (274,531)               (319,040)
 Surrenders for benefit
  payments and fees                     (136,428)               (755,242)               (184,681)
 Other transactions                           (1)                      3                     (13)
 Net loan activity                          (166)                   (540)                   (147)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      346,034               1,864,346                (183,970)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             267,140               1,553,074                (310,897)
NET ASSETS:
 Beginning of year                     1,633,573               7,104,620               1,783,082
                                    ------------            ------------            ------------
 End of year                          $1,900,713              $8,657,694              $1,472,185
                                    ============            ============            ============

                                                                                     FRANKLIN
                                      FRANKLIN                FRANKLIN                TOTAL
                                    INCOME FUND             GROWTH FUND            RETURN FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $406,856                 $(5,866)               $9,906
 Net realized gain (loss) on
  security transactions                   12,558                  19,688                  (141)
 Net realized gain on
  distributions                               --                   3,869                 3,215
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (294,383)                (21,638)               (1,860)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             125,031                  (3,947)               11,120
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,809,987                 459,319                93,660
 Net transfers                          (614,247)               (128,269)               (6,686)
 Surrenders for benefit
  payments and fees                     (843,130)                (59,011)              (25,747)
 Other transactions                          235                     (66)                   29
 Net loan activity                          (176)                   (198)                  (34)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      352,669                 271,775                61,222
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             477,700                 267,828                72,342
NET ASSETS:
 Beginning of year                     6,655,238               1,163,766               224,140
                                    ------------            ------------            ----------
 End of year                          $7,132,938              $1,431,594              $296,482
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                    BALANCE SHEET               MUTUAL
                                   INVESTMENT FUND           BEACON FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1,629                 $18,358
 Net realized gain (loss) on
  security transactions                   (17,588)                 (2,009)
 Net realized gain on
  distributions                           277,933                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (450,335)                (55,098)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (188,361)                (38,749)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                203,183                 215,036
 Net transfers                           (150,928)                (68,213)
 Surrenders for benefit
  payments and fees                      (291,752)                (63,693)
 Other transactions                          (202)                     28
 Net loan activity                            (55)                    (83)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (239,754)                 83,075
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (428,115)                 44,326
NET ASSETS:
 Beginning of year                      2,935,929                 983,525
                                     ------------            ------------
 End of year                           $2,507,814              $1,027,851
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                      FRANKLIN                FRANKLIN               TEMPLETON
                                       MUTUAL              SMALL-MID CAP            CONSERVATIVE
                                    SHARES FUND             GROWTH FUND           ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $60,098                $(32,674)                $35,399
 Net realized gain (loss) on
  security transactions                  (13,495)                (43,454)                 17,327
 Net realized gain on
  distributions                               --                 237,776                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (158,569)               (506,831)                (78,119)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (111,966)               (345,183)                (25,393)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               686,784               1,400,785                 660,412
 Net transfers                          (144,858)               (598,172)               (204,103)
 Surrenders for benefit
  payments and fees                     (305,508)               (410,128)               (270,948)
 Other transactions                           14                     193                     (41)
 Net loan activity                          (481)                    (79)                    (89)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      235,951                 392,599                 185,231
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             123,985                  47,416                 159,838
NET ASSETS:
 Beginning of year                     4,094,623               5,158,185               2,130,779
                                    ------------            ------------            ------------
 End of year                          $4,218,608              $5,205,601              $2,290,617
                                    ============            ============            ============

                                      FRANKLIN                FRANKLIN
                                     TEMPLETON               TEMPLETON
                                       GROWTH                 MODERATE           TEMPLETON
                                  ALLOCATION FUND         ALLOCATION FUND      FOREIGN FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $30,229                 $75,548            $253,355
 Net realized gain (loss) on
  security transactions                   92,020                  20,430             (62,642)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (272,789)               (242,165)         (2,079,478)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (150,540)               (146,187)         (1,888,765)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                             1,127,824               1,219,177           3,702,534
 Net transfers                          (220,547)                178,154            (729,892)
 Surrenders for benefit
  payments and fees                     (325,459)               (545,625)           (980,769)
 Other transactions                           34                       6                 787
 Net loan activity                           (94)                   (368)               (432)
 Net annuity transactions                     --                      --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      581,758                 851,344           1,992,228
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                             431,218                 705,157             103,463
NET ASSETS:
 Beginning of year                     3,332,518               4,849,250          11,599,474
                                    ------------            ------------       -------------
 End of year                          $3,763,736              $5,554,407         $11,702,937
                                    ============            ============       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN
                                   SMALL-MID CAP       HIGHLAND PREMIER
                                       GROWTH               GROWTH
                                  SECURITIES FUND         EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (17)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,716)               $(293)
 Net realized gain (loss) on
  security transactions                 (10,316)               4,013
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (6,160)              (3,674)
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (18,192)                  46
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                2,684                6,680
 Net transfers                          (68,438)             (16,445)
 Surrenders for benefit
  payments and fees                      (7,210)              (2,832)
 Other transactions                          --                   (2)
 Net loan activity                           --                   --
 Net annuity transactions                    --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (72,964)             (12,599)
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            (91,156)             (12,553)
NET ASSETS:
 Beginning of year                      193,048               44,111
                                     ----------            ---------
 End of year                           $101,892              $31,558
                                     ==========            =========

(17) Formerly GE Premier Growth Equity Fund. Change effective February 19, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       GOLDMAN SACHS        GOLDMAN SACHS
                                  GOLDMAN SACHS           CAPITAL            CORE FIXED
                                  BALANCED FUND         GROWTH FUND          INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $576                $(139)                $372
 Net realized gain (loss) on
  security transactions                 2,723                   72                   17
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              93                 (263)               2,799
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,392                 (330)               3,188
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             15,453                1,959               17,666
 Net transfers                        (36,256)                  --                 (284)
 Surrenders for benefit
  payments and fees                    (4,117)              (1,939)              (6,652)
 Other transactions                        --                   --                   74
 Net loan activity                        (20)                  --                   --
 Net annuity transactions                  --                   --                   --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (24,940)                  20               10,804
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                          (21,548)                (310)              13,992
NET ASSETS:
 Beginning of year                     97,714               12,178               49,091
                                    ---------            ---------            ---------
 End of year                          $76,166              $11,868              $63,083
                                    =========            =========            =========

                                  GOLDMAN SACHS         GOLDMAN SACHS           GOLDMAN SACHS
                                 STRUCTURED U.S.          GOVERNMENT               GROWTH &
                                   EQUITY FUND           INCOME FUND             INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4                   $19,231                  $2,818
 Net realized gain (loss) on
  security transactions                   1                     5,453                 (21,420)
 Net realized gain on
  distributions                          --                    56,305                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             6                    58,155                 (59,610)
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             11                   139,144                 (78,212)
                                      -----              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              153                   697,051                  92,879
 Net transfers                           --                   (41,066)               (720,006)
 Surrenders for benefit
  payments and fees                      (5)                 (295,756)               (121,239)
 Other transactions                      --                        63                      --
 Net loan activity                       --                       (47)                     (9)
 Net annuity transactions                --                        --                      --
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     148                   360,245                (748,375)
                                      -----              ------------            ------------
 Net increase (decrease) in
  net assets                            159                   499,389                (826,587)
NET ASSETS:
 Beginning of year                      342                 2,148,360               1,044,937
                                      -----              ------------            ------------
 End of year                           $501                $2,647,749                $218,350
                                      =====              ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           GOLDMAN SACHS
                                    GOLDMAN SACHS          CONCENTRATED
                                        GROWTH             INTERNATIONAL
                                  OPPORTUNITIES FUND        EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,300)                 $238
 Net realized gain (loss) on
  security transactions                     (264)                   (8)
 Net realized gain on
  distributions                           20,120                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (34,084)               (2,355)
                                      ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (16,528)               (2,125)
                                      ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                99,540                 5,531
 Net transfers                            34,766                   594
 Surrenders for benefit
  payments and fees                       (9,178)                 (484)
 Other transactions                           (1)                   --
 Net loan activity                           (57)                   --
 Net annuity transactions                     --                    --
                                      ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      125,070                 5,641
                                      ----------             ---------
 Net increase (decrease) in
  net assets                             108,542                 3,516
NET ASSETS:
 Beginning of year                       239,335                 6,810
                                      ----------             ---------
 End of year                            $347,877               $10,326
                                      ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS           GOLDMAN SACHS         GOLDMAN SACHS
                                      MID CAP                SMALL CAP             STRATEGIC
                                     VALUE FUND              VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,855)               $(13,464)              $(60)
 Net realized gain (loss) on
  security transactions                  112,554                  49,059                (29)
 Net realized gain on
  distributions                               --                  38,414                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (469,589)                (97,958)              (178)
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (358,890)                (23,949)              (267)
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                               626,647                 644,831              2,055
 Net transfers                          (396,145)                (29,065)                --
 Surrenders for benefit
  payments and fees                     (487,839)               (130,939)              (465)
 Other transactions                          (71)                    741                  1
 Net loan activity                          (576)                   (131)                --
 Net annuity transactions                     --                      --                 --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (257,984)                485,437              1,591
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (616,874)                461,488              1,324
NET ASSETS:
 Beginning of year                     4,969,035               1,783,178              5,082
                                    ------------            ------------            -------
 End of year                          $4,352,161              $2,244,666             $6,406
                                    ============            ============            =======

                                   GOLDMAN SACHS          GOLDMAN SACHS         GOLDMAN SACHS
                                        HIGH                LARGE CAP           SMALL/MID CAP
                                     YIELD FUND             VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $173,653                $2,268               $(4,097)
 Net realized gain (loss) on
  security transactions                   (4,905)                1,461                 1,662
 Net realized gain on
  distributions                           28,420                    --                23,028
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (152,461)              (37,619)              (46,050)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              44,707               (33,890)              (25,457)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               763,893               121,449               100,496
 Net transfers                           151,312                60,188                 1,987
 Surrenders for benefit
  payments and fees                     (239,325)               (6,863)              (52,539)
 Other transactions                          557                    --                    26
 Net loan activity                          (132)                  (27)                  (41)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      676,305               174,747                49,929
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             721,012               140,857                24,472
NET ASSETS:
 Beginning of year                     2,199,886               249,229               469,059
                                    ------------            ----------            ----------
 End of year                          $2,920,898              $390,086              $493,531
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    GOLDMAN SACHS            JOHN HANCOCK
                                 SATELLITE STRATEGIES         SMALL CAP
                                      PORTFOLIO              EQUITY FUND
                                   SUB-ACCOUNT (18)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $ --                     $13,021
 Net realized gain (loss) on
  security transactions                    --                      29,435
 Net realized gain on
  distributions                            --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                    (140,553)
                                         ----                ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               --                     (98,097)
                                         ----                ------------
UNIT TRANSACTIONS:
 Purchases                                 15                     166,760
 Net transfers                             --                    (193,056)
 Surrenders for benefit
  payments and fees                        --                    (125,728)
 Other transactions                        --                          --
 Net loan activity                         --                         (26)
 Net annuity transactions                  --                          --
                                         ----                ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        15                    (152,050)
                                         ----                ------------
 Net increase (decrease) in
  net assets                               15                    (250,147)
NET ASSETS:
 Beginning of year                         --                   1,302,980
                                         ----                ------------
 End of year                              $15                  $1,052,833
                                         ====                ============

(18) Funded as of December 19, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                       FROST                 HARTFORD             TOTAL
                                  DIVIDEND VALUE             ADVISERS          RETURN BOND
                                    EQUITY FUND              HLS FUND           HLS FUND
                                 SUB-ACCOUNT (19)          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $45                  $79,165            $(89,478)
 Net realized gain (loss) on
  security transactions                   (235)                  46,666               1,359
 Net realized gain on
  distributions                             --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (373)                 (10,068)          1,650,375
                                     ---------             ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (563)                 115,763           1,562,256
                                     ---------             ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              10,386                  280,478           4,091,661
 Net transfers                              86                 (215,860)         (8,819,064)
 Surrenders for benefit
  payments and fees                         (6)                (862,406)         (2,517,465)
 Other transactions                         --                       11                 102
 Net loan activity                          --                      (31)               (682)
 Net annuity transactions                   --                       --             (14,894)
                                     ---------             ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     10,466                 (797,808)         (7,260,342)
                                     ---------             ------------       -------------
 Net increase (decrease) in
  net assets                             9,903                 (682,045)         (5,698,086)
NET ASSETS:
 Beginning of year                          --                8,199,270          28,333,768
                                     ---------             ------------       -------------
 End of year                            $9,903               $7,517,225         $22,635,682
                                     =========             ============       =============

                                      HARTFORD            HARTFORD
                                       CAPITAL            DIVIDEND                HARTFORD
                                    APPRECIATION         AND GROWTH           GLOBAL RESEARCH
                                      HLS FUND            HLS FUND                HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $40,898            $375,914               $(3,187)
 Net realized gain (loss) on
  security transactions                  (345,197)            (93,846)                4,667
 Net realized gain on
  distributions                                --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,869,563)           (201,114)              (48,727)
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,173,862)             80,954               (47,247)
                                    -------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              2,273,363           5,120,183                79,228
 Net transfers                           (798,371)         (1,327,991)              (81,723)
 Surrenders for benefit
  payments and fees                    (1,778,460)         (1,617,046)              (22,716)
 Other transactions                          (205)              1,500                    41
 Net loan activity                           (485)               (393)                  (27)
 Net annuity transactions                  (7,771)             (8,890)                   --
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (311,929)          2,167,363               (25,197)
                                    -------------       -------------            ----------
 Net increase (decrease) in
  net assets                           (3,485,791)          2,248,317               (72,444)
NET ASSETS:
 Beginning of year                     26,553,963          22,196,919               514,252
                                    -------------       -------------            ----------
 End of year                          $23,068,172         $24,445,236              $441,808
                                    =============       =============            ==========

(19) Funded as of January 10, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD
                                      HEALTHCARE           GLOBAL GROWTH
                                       HLS FUND              HLS FUND
                                   SUB-ACCOUNT (20)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(7,715)               $(583)
 Net realized gain (loss) on
  security transactions                    (1,221)                  71
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              82,873              (11,014)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               73,937              (11,526)
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                152,621               16,478
 Net transfers                             59,233                 (204)
 Surrenders for benefit
  payments and fees                       (73,697)              (1,523)
 Other transactions                            (1)                  (1)
 Net loan activity                            (52)                  --
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       138,104               14,750
                                     ------------            ---------
 Net increase (decrease) in
  net assets                              212,041                3,224
NET ASSETS:
 Beginning of year                      1,094,498               66,076
                                     ------------            ---------
 End of year                           $1,306,539              $69,300
                                     ============            =========

(20) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD                                    HARTFORD
                                  DISCIPLINED           HARTFORD                GROWTH
                                    EQUITY               GROWTH             OPPORTUNITIES
                                   HLS FUND             HLS FUND               HLS FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(15)              $(3,122)               $(25,358)
 Net realized gain (loss) on
  security transactions                 (14)               11,272                  19,411
 Net realized gain on
  distributions                          --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7)              (44,121)               (287,947)
                                    -------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36)              (35,971)               (293,894)
                                    -------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                            1,262                89,828                 684,521
 Net transfers                           --                  (504)               (156,913)
 Surrenders for benefit
  payments and fees                    (723)              (74,908)               (399,158)
 Other transactions                      --                    (7)                    (23)
 Net loan activity                       --                   (11)                   (190)
 Net annuity transactions                --                    --                      --
                                    -------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     539                14,398                 128,237
                                    -------            ----------            ------------
 Net increase (decrease) in
  net assets                            503               (21,573)               (165,657)
NET ASSETS:
 Beginning of year                    4,126               365,468               2,797,251
                                    -------            ----------            ------------
 End of year                         $4,629              $343,895              $2,631,594
                                    =======            ==========            ============

                                                              HARTFORD
                                      HARTFORD             INTERNATIONAL         HARTFORD
                                       INDEX               OPPORTUNITIES          MIDCAP
                                      HLS FUND                HLS FUND           HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $90,937                $(10,517)            $30,162
 Net realized gain (loss) on
  security transactions                   16,307                 (17,022)            (91,053)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,941)               (196,084)         (1,263,469)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              95,303                (223,623)         (1,324,360)
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               928,386                 105,242           2,737,502
 Net transfers                          (622,751)               (123,510)         (1,167,682)
 Surrenders for benefit
  payments and fees                     (680,827)               (172,035)         (1,320,692)
 Other transactions                          418                      20                 624
 Net loan activity                          (490)                    (36)                (61)
 Net annuity transactions                 (6,581)                     --                  --
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (381,845)               (190,319)            249,691
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (286,542)               (413,942)         (1,074,669)
NET ASSETS:
 Beginning of year                     8,987,012               1,664,630          14,744,596
                                    ------------            ------------       -------------
 End of year                          $8,700,470              $1,250,688         $13,669,927
                                    ============            ============       =============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                     MONEY MARKET            SMALL COMPANY
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(78,139)               $(28,947)
 Net realized gain (loss) on
  security transactions                         --                  (2,479)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --                (198,778)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (78,139)               (230,204)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               1,707,177                 791,074
 Net transfers                             364,314                  52,130
 Surrenders for benefit
  payments and fees                     (2,428,088)               (199,440)
 Other transactions                             41                     450
 Net loan activity                            (763)                    (86)
 Net annuity transactions                   (8,300)                     --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (365,619)                644,128
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (443,758)                413,924
NET ASSETS:
 Beginning of year                      11,848,118               4,066,244
                                     -------------            ------------
 End of year                           $11,404,360              $4,480,168
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                     HARTFORD          HARTFORD             U.S. GOVERNMENT
                                 SMALLCAP GROWTH         STOCK                 SECURITIES
                                     HLS FUND          HLS FUND                 HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,444)            $37,601                 $13,553
 Net realized gain (loss) on
  security transactions                 20,997              70,337                  (2,121)
 Net realized gain on
  distributions                             --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (17,680)           (187,801)                 23,706
                                    ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               873             (79,863)                 35,138
                                    ----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              44,415             166,382                 843,946
 Net transfers                           3,200            (720,553)                105,135
 Surrenders for benefit
  payments and fees                    (57,760)           (419,439)               (168,358)
 Other transactions                         --                 (12)                     --
 Net loan activity                         (16)                 --                      --
 Net annuity transactions                   --                  --                      --
                                    ----------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (10,161)           (973,622)                780,723
                                    ----------       -------------            ------------
 Net increase (decrease) in
  net assets                            (9,288)         (1,053,485)                815,861
NET ASSETS:
 Beginning of year                     229,908           6,233,382                 866,372
                                    ----------       -------------            ------------
 End of year                          $220,620          $5,179,897              $1,682,233
                                    ==========       =============            ============

                                                                                  THE HARTFORD
                                      HARTFORD             THE HARTFORD              TARGET
                                       VALUE                CHECKS AND             RETIREMENT
                                      HLS FUND            BALANCES FUND            2010 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,324                $4,318                 $16,842
 Net realized gain (loss) on
  security transactions                    9,629                  (902)                 (1,020)
 Net realized gain on
  distributions                               --                 1,430                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (52,909)              (19,498)                (28,374)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (31,956)              (14,652)                (12,552)
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               151,972               326,957                 622,014
 Net transfers                           (43,215)                   --                 (14,547)
 Surrenders for benefit
  payments and fees                     (135,125)              (52,405)               (130,254)
 Other transactions                          (10)                   (4)                     38
 Net loan activity                           (48)                  (12)                    (88)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (26,426)              274,536                 477,163
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             (58,382)              259,884                 464,611
NET ASSETS:
 Beginning of year                     1,219,018                75,522                 637,026
                                    ------------            ----------            ------------
 End of year                          $1,160,636              $335,406              $1,101,637
                                    ============            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                        TARGET                  TARGET
                                      RETIREMENT              RETIREMENT
                                      2020 FUND               2030 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $40,832                 $19,849
 Net realized gain (loss) on
  security transactions                   (17,857)                 11,177
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (103,915)               (136,905)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (80,940)               (105,879)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,124,970               1,619,788
 Net transfers                            210,641                  79,199
 Surrenders for benefit
  payments and fees                      (196,642)               (206,429)
 Other transactions                           (29)                   (238)
 Net loan activity                           (128)                   (475)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,138,812               1,491,845
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            2,057,872               1,385,966
NET ASSETS:
 Beginning of year                      1,828,026               1,505,017
                                     ------------            ------------
 End of year                           $3,885,898              $2,890,983
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD
                                    DIVIDEND AND            INTERNATIONAL           THE HARTFORD
                                    GROWTH FUND          OPPORTUNITIES FUND         MIDCAP FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $13,101                   $416                 $(2,020)
 Net realized gain (loss) on
  security transactions                     (614)                    23                    (446)
 Net realized gain on
  distributions                               --                     --                  25,115
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (24,669)                (9,156)                (47,373)
                                    ------------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (12,182)                (8,717)                (24,724)
                                    ------------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                               434,683                 72,763                  99,236
 Net transfers                           632,518                  5,750                 122,417
 Surrenders for benefit
  payments and fees                     (178,179)                (4,572)                 (7,057)
 Other transactions                         (310)                    --                      (1)
 Net loan activity                           (42)                    --                      (8)
 Net annuity transactions                     --                     --                      --
                                    ------------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      888,670                 73,941                 214,587
                                    ------------              ---------              ----------
 Net increase (decrease) in
  net assets                             876,488                 65,224                 189,863
NET ASSETS:
 Beginning of year                       556,944                  4,180                  39,661
                                    ------------              ---------              ----------
 End of year                          $1,433,432                $69,404                $229,524
                                    ============              =========              ==========

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      SMALL              TOTAL RETURN           HEALTHCARE
                                   COMPANY FUND           BOND FUND                FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (21)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,728)               $4,697                 $(463)
 Net realized gain (loss) on
  security transactions                 (1,073)                   62                    (3)
 Net realized gain on
  distributions                         27,744                 1,079                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (59,039)                4,860                 2,694
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (36,096)               10,698                 2,228
                                    ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                             377,669                58,657                19,010
 Net transfers                          38,422                39,105                18,704
 Surrenders for benefit
  payments and fees                    (42,816)               (4,950)                 (426)
 Other transactions                       (269)                  (32)                    1
 Net loan activity                         (28)                  (46)                   --
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    372,978                92,734                37,289
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets                           336,882               103,432                39,517
NET ASSETS:
 Beginning of year                     387,770               120,183                25,495
                                    ----------            ----------             ---------
 End of year                          $724,652              $223,615               $65,012
                                    ==========            ==========             =========

(21) Formerly The Hartford Global Health Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   THE HARTFORD       THE HARTFORD
                                      GROWTH         EQUITY GROWTH
                                OPPORTUNITIES FUND  ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(701)            $(3,827)
 Net realized gain (loss) on
  security transactions                 (120)              2,773
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (6,993)            (47,884)
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                          (7,814)            (48,938)
                                     -------            --------
UNIT TRANSACTIONS:
 Purchases                            34,115             372,684
 Net transfers                         3,243             (15,010)
 Surrenders for benefit
  payments and fees                   (5,919)           (126,570)
 Other transactions                        2                  --
 Net loan activity                       (23)               (113)
 Net annuity transactions                 --                  --
                                     -------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   31,418             230,991
                                     -------            --------
 Net increase (decrease) in
  net assets                          23,604             182,053
NET ASSETS:
 Beginning of year                    47,967             629,719
                                     -------            --------
 End of year                         $71,571            $811,772
                                     =======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                     BALANCED            CONSERVATIVE            CAPITAL
                                 ALLOCATION FUND       ALLOCATION FUND      APPRECIATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $38,327               $35,058               $64,108
 Net realized gain (loss) on
  security transactions                  5,263                55,799                (3,664)
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (116,902)              (76,417)           (1,313,186)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (73,312)               14,440            (1,252,742)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             764,062               300,925             2,249,605
 Net transfers                         (47,653)              (24,281)              456,031
 Surrenders for benefit
  payments and fees                   (237,729)             (592,158)             (767,613)
 Other transactions                        (75)                   --                   681
 Net loan activity                        (167)                 (125)                 (372)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    478,438              (315,639)            1,938,332
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           405,126              (301,199)              685,590
NET ASSETS:
 Beginning of year                   2,803,769             2,297,217             6,460,516
                                    ----------            ----------            ----------
 End of year                        $3,208,895            $1,996,018            $7,146,106
                                    ==========            ==========            ==========

                                   THE HARTFORD
                                      GROWTH             THE HARTFORD          THE HARTFORD
                                 ALLOCATION FUND         MONEY MARKET      INFLATION PLUS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,503              $(13,017)              $20,799
 Net realized gain (loss) on
  security transactions                  4,930                    --                 3,368
 Net realized gain on
  distributions                             --                    --                48,330
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (95,775)                   --                46,912
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (85,342)              (13,017)              119,409
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             480,910               581,671               352,772
 Net transfers                         (71,982)              227,530               (76,995)
 Surrenders for benefit
  payments and fees                    (78,174)             (300,827)              (39,287)
 Other transactions                        (29)                   10                    22
 Net loan activity                         (40)                 (915)                  (73)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    330,685               507,469               236,439
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           245,343               494,452               355,848
NET ASSETS:
 Beginning of year                   1,360,927             1,632,250               851,406
                                    ----------            ----------            ----------
 End of year                        $1,606,270            $2,126,702            $1,207,254
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        THE HARTFORD
                                   THE HARTFORD            EQUITY
                                    VALUE FUND           INCOME FUND
                                 SUB-ACCOUNT (22)        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8                  $647
 Net realized gain (loss) on
  security transactions                    --                  (579)
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (39)                  584
                                      -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (31)                  652
                                      -------             ---------
UNIT TRANSACTIONS:
 Purchases                              1,381                86,138
 Net transfers                             --                (1,156)
 Surrenders for benefit
  payments and fees                        (9)               (8,992)
 Other transactions                        --                    --
 Net loan activity                         --                   (22)
 Net annuity transactions                  --                    --
                                      -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,372                75,968
                                      -------             ---------
 Net increase (decrease) in
  net assets                            1,341                76,620
NET ASSETS:
 Beginning of year                         --                 3,407
                                      -------             ---------
 End of year                           $1,341               $80,027
                                      =======             =========

(22) Funded as of January 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD            THE HARTFORD
                                       TARGET                  TARGET                  TARGET
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2015 FUND               2025 FUND               2035 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $17,904                 $22,860                  $6,991
 Net realized gain (loss) on
  security transactions                   (1,694)                  5,875                  (2,139)
 Net realized gain on
  distributions                           29,646                  70,483                  40,828
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (54,824)               (154,000)                (87,599)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (8,968)                (54,782)                (41,919)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               792,321               1,138,704                 721,279
 Net transfers                            69,806                  59,961                 (39,126)
 Surrenders for benefit
  payments and fees                      (50,942)               (342,732)                (67,144)
 Other transactions                         (275)                      5                       1
 Net loan activity                           (50)                   (342)                   (189)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      810,860                 855,596                 614,821
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             801,892                 800,814                 572,902
NET ASSETS:
 Beginning of year                       354,553               2,223,292                 592,790
                                    ------------            ------------            ------------
 End of year                          $1,156,445              $3,024,106              $1,165,692
                                    ============            ============            ============

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET                TARGET
                                    RETIREMENT            RETIREMENT            RETIREMENT
                                    2040 FUND             2045 FUND             2050 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,475                $5,108                $1,734
 Net realized gain (loss) on
  security transactions                   (313)                1,332                  (607)
 Net realized gain on
  distributions                         24,205                53,850                22,726
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (75,135)              (82,836)              (53,096)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (44,768)              (22,546)              (29,243)
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             738,320               580,847               393,021
 Net transfers                          26,784                13,394                 5,827
 Surrenders for benefit
  payments and fees                    (27,619)              (15,878)              (64,097)
 Other transactions                       (116)                    2                    --
 Net loan activity                        (308)                  (63)                 (370)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    737,061               578,302               334,381
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           692,293               555,756               305,138
NET ASSETS:
 Beginning of year                     287,726               416,910               200,583
                                    ----------            ----------            ----------
 End of year                          $980,019              $972,666              $505,721
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   THE HARTFORD
                                   INTERNATIONAL       HOTCHKIS AND WILEY
                                   SMALL COMPANY            LARGE CAP
                                       FUND                VALUE FUND
                                  SUB-ACCOUNT (7)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3                    $7,564
 Net realized gain (loss) on
  security transactions                   --                    (8,514)
 Net realized gain on
  distributions                           --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (56)                  (26,863)
                                       -----               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (53)                  (27,813)
                                       -----               -----------
UNIT TRANSACTIONS:
 Purchases                               656                    93,182
 Net transfers                            43                   (23,704)
 Surrenders for benefit
  payments and fees                       (3)                 (142,095)
 Other transactions                       --                        (1)
 Net loan activity                        --                       (46)
 Net annuity transactions                 --                        --
                                       -----               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      696                   (72,664)
                                       -----               -----------
 Net increase (decrease) in
  net assets                             643                  (100,477)
NET ASSETS:
 Beginning of year                        --                   713,080
                                       -----               -----------
 End of year                            $643                  $612,603
                                       =====               ===========

(7)  Funded as of July 6, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   INVESCO V.I.
                                    TECHNOLOGY             INVESCO                INVESCO
                                       FUND              LEISURE FUND         TECHNOLOGY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(700)              $(2,603)               $(3,251)
 Net realized gain (loss) on
  security transactions                 (7,890)                  573                 45,889
 Net realized gain on
  distributions                             --                11,961                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (8,093)              (25,281)               (47,675)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (16,683)              (15,350)                (5,037)
                                    ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 449                28,381                 63,012
 Net transfers                          (1,802)              (42,806)              (178,932)
 Surrenders for benefit
  payments and fees                     (3,561)              (18,063)               (77,347)
 Other transactions                         --                    (1)                    --
 Net loan activity                          --                   (41)                   (15)
 Net annuity transactions                   --                    --                     --
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,914)              (32,530)              (193,282)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (21,597)              (47,880)              (198,319)
NET ASSETS:
 Beginning of year                     138,970               417,055                609,198
                                    ----------            ----------            -----------
 End of year                          $117,373              $369,175               $410,879
                                    ==========            ==========            ===========

                                     IVY GLOBAL
                                      NATURAL              IVY LARGE CAP          IVY SCIENCE &
                                   RESOURCES FUND           GROWTH FUND          TECHNOLOGY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,484)                $(4,963)              $(2,130)
 Net realized gain (loss) on
  security transactions                   20,336                     479                 2,875
 Net realized gain on
  distributions                               --                      --                19,263
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (508,528)                 12,770               (39,925)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (504,676)                  8,286               (19,917)
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               545,975                 407,736                88,204
 Net transfers                           (40,538)                (60,332)               31,724
 Surrenders for benefit
  payments and fees                     (127,439)                (41,032)               (9,720)
 Other transactions                          (71)                     --                    (4)
 Net loan activity                          (124)                    (95)                   (5)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      377,803                 306,277               110,199
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                            (126,873)                314,563                90,282
NET ASSETS:
 Beginning of year                     2,009,548                 720,957               196,675
                                    ------------            ------------            ----------
 End of year                          $1,882,675              $1,035,520              $286,957
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      IVY ASSET             JANUS ASPEN
                                    STRATEGY FUND         FORTY PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $4,973                 $(6,308)
 Net realized gain (loss) on
  security transactions                    6,973                 (53,163)
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (101,087)                (59,500)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (89,141)               (118,971)
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               324,510                  44,685
 Net transfers                             5,938                (394,003)
 Surrenders for benefit
  payments and fees                      (39,450)               (191,869)
 Other transactions                           (4)                     (2)
 Net loan activity                           (38)                     --
 Net annuity transactions                     --                  (8,479)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      290,956                (549,668)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                             201,815                (668,639)
NET ASSETS:
 Beginning of year                       789,469               2,198,738
                                     -----------            ------------
 End of year                            $991,284              $1,530,099
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JANUS ASPEN           JANUS ASPEN          JANUS ASPEN
                                     WORLDWIDE            ENTERPRISE             BALANCED
                                     PORTFOLIO             PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(425)               $(329)               $9,689
 Net realized gain (loss) on
  security transactions                  (1,938)               9,867                  (372)
 Net realized gain on
  distributions                              --                   --                23,745
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (33,614)              (6,978)              (33,271)
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (35,977)               2,560                  (209)
                                    -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                8,690                   --                20,493
 Net transfers                          (96,350)             (56,519)              184,909
 Surrenders for benefit
  payments and fees                     (35,632)                (636)               (5,383)
 Other transactions                          --                   --                    (1)
 Net loan activity                           --                   --                    --
 Net annuity transactions                (1,714)                  --                    --
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (125,006)             (57,155)              200,018
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets                           (160,983)             (54,595)              199,809
NET ASSETS:
 Beginning of year                      368,517               84,136               273,401
                                    -----------            ---------            ----------
 End of year                           $207,534              $29,541              $473,210
                                    ===========            =========            ==========

                                    JANUS ASPEN              JANUS
                                     OVERSEAS              FLEXIBLE                JANUS
                                     PORTFOLIO             BOND FUND             FORTY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,238)                $670                $(21,962)
 Net realized gain (loss) on
  security transactions                 (12,075)                  --                  (8,309)
 Net realized gain on
  distributions                           4,447                  268                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (167,956)                 208                (430,978)
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (176,822)               1,146                (461,249)
                                    -----------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               15,530                4,681               1,131,924
 Net transfers                         (106,322)                  --                (308,345)
 Surrenders for benefit
  payments and fees                     (29,563)                (417)               (359,972)
 Other transactions                          --                    1                     138
 Net loan activity                           --                   (5)                   (458)
 Net annuity transactions                    --                   --                      --
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (120,355)               4,260                 463,287
                                    -----------            ---------            ------------
 Net increase (decrease) in
  net assets                           (297,177)               5,406                   2,038
NET ASSETS:
 Beginning of year                      630,324               18,345               5,621,902
                                    -----------            ---------            ------------
 End of year                           $333,147              $23,751              $5,623,940
                                    ===========            =========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                        JANUS                  JANUS
                                    BALANCED FUND         ENTERPRISE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $23,900               $(4,596)
 Net realized gain (loss) on
  security transactions                       711                (1,890)
 Net realized gain on
  distributions                            27,714                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (45,181)              (16,263)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                7,144               (22,749)
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,403,363               154,206
 Net transfers                            (36,530)               27,619
 Surrenders for benefit
  payments and fees                      (195,557)              (71,905)
 Other transactions                           460                     1
 Net loan activity                            (92)                  (35)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,171,644               109,886
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,178,788                87,137
NET ASSETS:
 Beginning of year                        517,311               556,228
                                     ------------            ----------
 End of year                           $1,696,099              $643,365
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    PERKINS
                                        JANUS                  JANUS                MID CAP
                                    OVERSEAS FUND          WORLDWIDE FUND          VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(41,445)                $(572)               $5,593
 Net realized gain (loss) on
  security transactions                  (215,687)                 (218)               (1,250)
 Net realized gain on
  distributions                           477,666                    --                46,085
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,397,897)              (38,510)              (63,979)
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,177,363)              (39,300)              (13,551)
                                    -------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,856,577               104,203               154,323
 Net transfers                           (803,440)               21,613               243,291
 Surrenders for benefit
  payments and fees                      (474,313)              (13,709)              (26,188)
 Other transactions                            69                    14                    39
 Net loan activity                           (505)                  (11)                  (12)
 Net annuity transactions                      --                    --                    --
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       578,388               112,110               371,453
                                    -------------            ----------            ----------
 Net increase (decrease) in
  net assets                           (2,598,975)               72,810               357,902
NET ASSETS:
 Beginning of year                      8,762,044               241,493               327,248
                                    -------------            ----------            ----------
 End of year                           $6,163,069              $314,303              $685,150
                                    =============            ==========            ==========

                                    PRUDENTIAL
                                     JENNISON             PRUDENTIAL              JPMORGAN
                                     MID-CAP            JENNISON 20/20              CORE
                                GROWTH FUND, INC.         FOCUS FUND             BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,805)              $(2,086)                $36,443
 Net realized gain (loss) on
  security transactions                  1,773                (1,250)                  2,687
 Net realized gain on
  distributions                          4,234                 8,553                   2,008
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,060               (25,930)                 32,975
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,262               (20,713)                 74,113
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             634,744               132,845                 287,717
 Net transfers                          17,716                (7,219)               (264,196)
 Surrenders for benefit
  payments and fees                    (29,006)              (22,451)                (89,149)
 Other transactions                        (16)                   --                       1
 Net loan activity                         (24)                  (10)                   (127)
 Net annuity transactions                   --                    --                      --
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    623,414               103,165                 (65,754)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           629,676                82,452                   8,359
NET ASSETS:
 Beginning of year                     186,120               224,087               1,104,722
                                    ----------            ----------            ------------
 End of year                          $815,796              $306,539              $1,113,081
                                    ==========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     JPMORGAN            JPMORGAN
                                    SMALL CAP           SMALL CAP
                                   EQUITY FUND         GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(780)            $(2,227)
 Net realized gain (loss) on
  security transactions                 1,686              37,818
 Net realized gain on
  distributions                        11,626              18,310
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,204)            (99,488)
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,328             (45,587)
                                     --------            --------
UNIT TRANSACTIONS:
 Purchases                             47,727             283,055
 Net transfers                         (2,925)            (94,450)
 Surrenders for benefit
  payments and fees                   (13,661)            (82,199)
 Other transactions                         1                 953
 Net loan activity                         --                (110)
 Net annuity transactions                  --                  --
                                     --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    31,142             107,249
                                     --------            --------
 Net increase (decrease) in
  net assets                           37,470              61,662
NET ASSETS:
 Beginning of year                    193,478             855,475
                                     --------            --------
 End of year                         $230,948            $917,137
                                     ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                     SMALL CAP             U.S. REAL           JPMORGAN
                                     VALUE FUND           ESTATE FUND      U.S. EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,139                     $894                $(28)
 Net realized gain (loss) on
  security transactions                 656                     (551)                 (1)
 Net realized gain on
  distributions                          --                       --                 189
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (17,496)                   9,013              (2,004)
                                   --------                 --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                        (14,701)                   9,356              (1,844)
                                   --------                 --------            --------
UNIT TRANSACTIONS:
 Purchases                           85,282                  110,204              34,576
 Net transfers                       34,183                   (6,390)                (21)
 Surrenders for benefit
  payments and fees                  (9,564)                  (9,383)                (18)
 Other transactions                      --                       --                  --
 Net loan activity                      (20)                     (57)                 --
 Net annuity transactions                --                       --                  --
                                   --------                 --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 109,881                   94,374              34,537
                                   --------                 --------            --------
 Net increase (decrease) in
  net assets                         95,180                  103,730              32,693
NET ASSETS:
 Beginning of year                  287,540                   48,963               1,022
                                   --------                 --------            --------
 End of year                       $382,720                 $152,693             $33,715
                                   ========                 ========            ========

                                   JPMORGAN          JPMORGAN          JPMORGAN
                               SMARTRETIREMENT   SMARTRETIREMENT   SMARTRETIREMENT
                                  2010 FUND         2015 FUND         2020 FUND
                               SUB-ACCOUNT (23)  SUB-ACCOUNT (24)  SUB-ACCOUNT (25)
-----------------------------  ----------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,103            $2,920            $2,052
 Net realized gain (loss) on
  security transactions                  (5)               86               (36)
 Net realized gain on
  distributions                          --                --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,654)           (1,125)              (89)
                                   --------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                            444             1,881             1,927
                                   --------          --------          --------
UNIT TRANSACTIONS:
 Purchases                          206,829           228,412            75,753
 Net transfers                       14,643            68,853           124,253
 Surrenders for benefit
  payments and fees                  (2,445)              (62)             (590)
 Other transactions                      --                --                --
 Net loan activity                      (43)               --                --
 Net annuity transactions                --                --                --
                                   --------          --------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 218,984           297,203           199,416
                                   --------          --------          --------
 Net increase (decrease) in
  net assets                        219,428           299,084           201,343
NET ASSETS:
 Beginning of year                       --                --                --
                                   --------          --------          --------
 End of year                       $219,428          $299,084          $201,343
                                   ========          ========          ========

(23) Funded as of August 30, 2011.

(24) Funded as of August 5, 2011.

(25) Funded as of June 7, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT
                                     2025 FUND             2030 FUND
                                  SUB-ACCOUNT (26)      SUB-ACCOUNT (25)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,280                $8,129
 Net realized gain (loss) on
  security transactions                      (3)                  296
 Net realized gain on
  distributions                             923                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8,214)                3,125
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (5,014)               11,550
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              257,664               130,851
 Net transfers                            8,134               619,947
 Surrenders for benefit
  payments and fees                        (122)              (15,982)
 Other transactions                          --                    --
 Net loan activity                           --                  (171)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     265,676               734,645
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            260,662               746,195
NET ASSETS:
 Beginning of year                           --                    --
                                     ----------            ----------
 End of year                           $260,662              $746,195
                                     ==========            ==========

(25) Funded as of June 7, 2011.

(26) Funded as of July 1, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN               JPMORGAN              JPMORGAN
                                  SMARTRETIREMENT       SMARTRETIREMENT        SMARTRETIREMENT
                                     2035 FUND             2040 FUND              2045 FUND
                                 SUB-ACCOUNT (25)       SUB-ACCOUNT (25)      SUB-ACCOUNT (25)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $864                 $3,976                  $389
 Net realized gain (loss) on
  security transactions                     (3)                  (194)                   (1)
 Net realized gain on
  distributions                            310                     --                   121
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,322)                 2,749                  (825)
                                     ---------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,151)                 6,531                  (316)
                                     ---------             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                              92,865                 75,683                42,442
 Net transfers                              --                295,421                    --
 Surrenders for benefit
  payments and fees                        (37)                (6,932)                  (25)
 Other transactions                         --                     --                    --
 Net loan activity                          --                    (57)                   --
 Net annuity transactions                   --                     --                    --
                                     ---------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     92,828                364,115                42,417
                                     ---------             ----------             ---------
 Net increase (decrease) in
  net assets                            90,677                370,646                42,101
NET ASSETS:
 Beginning of year                          --                     --                    --
                                     ---------             ----------             ---------
 End of year                           $90,677               $370,646               $42,101
                                     =========             ==========             =========

                                     JPMORGAN              JPMORGAN          JP MORGAN
                                 SMARTRETIREMENT       SMARTRETIREMENT      PRIME MONEY
                                    2050 FUND            INCOME FUND        MARKET FUND
                                 SUB-ACCOUNT (27)      SUB-ACCOUNT (18)     SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,492                $1,884            $(11,926)
 Net realized gain (loss) on
  security transactions                   (202)                   --                  --
 Net realized gain on
  distributions                          1,986                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,559                 1,003                  --
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,835                 2,887             (11,926)
                                    ----------            ----------       -------------
UNIT TRANSACTIONS:
 Purchases                              40,190               190,872           1,350,332
 Net transfers                         471,367                    --          (1,284,587)
 Surrenders for benefit
  payments and fees                    (16,873)                   --            (251,041)
 Other transactions                         --                    --                   3
 Net loan activity                          --                    --                (153)
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    494,684               190,872            (185,446)
                                    ----------            ----------       -------------
 Net increase (decrease) in
  net assets                           504,519               193,759            (197,372)
NET ASSETS:
 Beginning of year                          --                    --           1,772,048
                                    ----------            ----------       -------------
 End of year                          $504,519              $193,759          $1,574,676
                                    ==========            ==========       =============

(18) Funded as of December 19, 2011.

(25) Funded as of June 7, 2011.

(27) Funded as of September 1, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        KEELEY
                                      SMALL CAP            LOOMIS SAYLES
                                      VALUE FUND             BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(6,306)              $20,568
 Net realized gain (loss) on
  security transactions                   (20,506)                4,137
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (108,486)              (17,973)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (135,298)                6,732
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                178,374               143,952
 Net transfers                             15,911                 4,323
 Surrenders for benefit
  payments and fees                      (241,330)              (28,000)
 Other transactions                          (526)                   --
 Net loan activity                           (125)                  (29)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (47,696)              120,246
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (182,994)              126,978
NET ASSETS:
 Beginning of year                      1,504,908               341,457
                                     ------------            ----------
 End of year                           $1,321,914              $468,435
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LKCM AQUINAS          LKCM AQUINAS           LORD ABBETT
                                    GROWTH FUND           VALUE FUND          AFFILIATED FUND
                                 SUB-ACCOUNT (28)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(105)                $(431)                $1,093
 Net realized gain (loss) on
  security transactions                      7                    (1)                17,055
 Net realized gain on
  distributions                             --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (609)                 (677)               (82,787)
                                     ---------             ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (707)               (1,109)               (64,639)
                                     ---------             ---------            -----------
UNIT TRANSACTIONS:
 Purchases                              15,270                20,542                157,960
 Net transfers                             145                   423                 22,382
 Surrenders for benefit
  payments and fees                        (70)                  (71)              (105,490)
 Other transactions                         --                    --                      1
 Net loan activity                          --                    --                   (191)
 Net annuity transactions                   --                    --                     --
                                     ---------             ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     15,345                20,894                 74,662
                                     ---------             ---------            -----------
 Net increase (decrease) in
  net assets                            14,638                19,785                 10,023
NET ASSETS:
 Beginning of year                          --                29,263                632,477
                                     ---------             ---------            -----------
 End of year                           $14,638               $49,048               $642,500
                                     =========             =========            ===========

                                    LORD ABBETT             LORD ABBETT             LORD ABBETT
                                    FUNDAMENTAL                 BOND                   GROWTH
                                    EQUITY FUND            DEBENTURE FUND        OPPORTUNITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,321)                $81,462                $(1,251)
 Net realized gain (loss) on
  security transactions                    2,430                  (1,526)                 4,903
 Net realized gain on
  distributions                           36,152                      --                 31,382
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (121,871)                (43,498)               (46,185)
                                    ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (94,610)                 36,438                (11,151)
                                    ------------            ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               794,841                 408,647                117,133
 Net transfers                           649,150                  66,265                 (3,513)
 Surrenders for benefit
  payments and fees                     (231,535)               (178,128)               (21,705)
 Other transactions                          573                     374                     (3)
 Net loan activity                           (71)                    (75)                   (16)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,212,958                 297,083                 91,896
                                    ------------            ------------             ----------
 Net increase (decrease) in
  net assets                           1,118,348                 333,521                 80,745
NET ASSETS:
 Beginning of year                     1,138,292               1,383,308                133,485
                                    ------------            ------------             ----------
 End of year                          $2,256,640              $1,716,829               $214,230
                                    ============            ============             ==========

(28) Funded as of January 26, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    LORD ABBETT           LORD ABBETT
                                      CLASSIC               CAPITAL
                                     STOCK FUND          STRUCTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(355)               $2,975
 Net realized gain (loss) on
  security transactions                   2,164                (2,927)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,851)               (6,361)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (10,042)               (6,313)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               38,859                34,749
 Net transfers                           (5,925)               24,672
 Surrenders for benefit
  payments and fees                      (4,501)              (44,879)
 Other transactions                           1                     5
 Net loan activity                           --                   (87)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      28,434                14,460
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             18,392                 8,147
NET ASSETS:
 Beginning of year                       88,097               186,837
                                     ----------            ----------
 End of year                           $106,489              $194,984
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT            LORD ABBETT            LORD ABBETT
                                      TOTAL                SMALL CAP              DEVELOPING
                                   RETURN FUND             BLEND FUND         GROWTH FUND, INC.
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10,225                $(19,566)              $(2,265)
 Net realized gain (loss) on
  security transactions                  1,584                  23,762                 7,365
 Net realized gain on
  distributions                         18,397                      --                44,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,498)                (79,380)              (72,751)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            23,708                 (75,184)              (23,300)
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             111,187                 512,982               212,563
 Net transfers                          30,193                (315,488)              331,648
 Surrenders for benefit
  payments and fees                    (62,344)               (243,759)              (40,013)
 Other transactions                         41                      (8)                  (16)
 Net loan activity                         (23)                   (158)                  (59)
 Net annuity transactions                   --                      --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     79,054                 (46,431)              504,123
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           102,762                (121,615)              480,823
NET ASSETS:
 Beginning of year                     330,665               2,244,241               477,155
                                    ----------            ------------            ----------
 End of year                          $433,427              $2,122,626              $957,978
                                    ==========            ============            ==========

                                                                                  LEGG MASON
                                   LORD ABBETT            LORD ABBETT              CAPITAL
                                  INTERNATIONAL              VALUE                MANAGEMENT
                                 CORE EQUITY FUND      OPPORTUNITIES FUND     VALUE TRUST, INC.
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,631                $(1,442)                 $(287)
 Net realized gain (loss) on
  security transactions                 39,808                  4,018                 (6,610)
 Net realized gain on
  distributions                             --                    782                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (70,336)               (17,555)                (1,375)
                                    ----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (27,897)               (14,197)                (8,272)
                                    ----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                              38,804                 74,769                 42,081
 Net transfers                          (2,629)               (29,528)                (1,008)
 Surrenders for benefit
  payments and fees                     (9,169)               (54,723)               (32,124)
 Other transactions                         --                     --                      1
 Net loan activity                          (3)                    (3)                   (15)
 Net annuity transactions                   --                     --                     --
                                    ----------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,003                 (9,485)                 8,935
                                    ----------             ----------             ----------
 Net increase (decrease) in
  net assets                              (894)               (23,682)                   663
NET ASSETS:
 Beginning of year                     198,096                245,414                244,512
                                    ----------             ----------             ----------
 End of year                          $197,202               $221,732               $245,175
                                    ==========             ==========             ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      MARSHALL
                                      MID-CAP             MFS EMERGING
                                     VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(4)               $4,651
 Net realized gain (loss) on
  security transactions                  (1,586)                  354
 Net realized gain on
  distributions                              --                   414
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (22,651)                 (107)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (24,241)                5,312
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               59,299               107,917
 Net transfers                           21,101               (28,858)
 Surrenders for benefit
  payments and fees                     (18,808)              (11,659)
 Other transactions                         (10)                   14
 Net loan activity                          (50)                  (68)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      61,532                67,346
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             37,291                72,658
NET ASSETS:
 Beginning of year                      226,948                56,758
                                     ----------            ----------
 End of year                           $264,239              $129,416
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MASSACHUSETTS                              MFS INTERNATIONAL
                                  INVESTORS GROWTH           MFS HIGH                NEW
                                     STOCK FUND            INCOME FUND          DISCOVERY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $173               $53,746                $1,318
 Net realized gain (loss) on
  security transactions                   64,948                (1,999)                 (987)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (42,384)              (25,500)              (34,964)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              22,737                26,247               (34,633)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               231,743               133,281                35,072
 Net transfers                          (110,220)              142,444                33,525
 Surrenders for benefit
  payments and fees                     (253,405)              (49,777)              (55,918)
 Other transactions                          191                   178                     1
 Net loan activity                            --                   (36)                   (9)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (131,691)              226,090                12,671
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            (108,954)              252,337               (21,962)
NET ASSETS:
 Beginning of year                     2,494,811               739,196               306,936
                                    ------------            ----------            ----------
 End of year                          $2,385,857              $991,533              $284,974
                                    ============            ==========            ==========


                                   MFS MID CAP             MFS NEW              MFS RESEARCH
                                   GROWTH FUND          DISCOVERY FUND       INTERNATIONAL FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (29)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(4,128)                $(199)                $6,957
 Net realized gain (loss) on
  security transactions                  2,314                    58                 (2,658)
 Net realized gain on
  distributions                             --                49,046                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (32,002)              (50,096)               (99,830)
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (33,816)               (1,191)               (95,531)
                                    ----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                              48,430                14,681                387,263
 Net transfers                         (57,033)              248,513                  4,540
 Surrenders for benefit
  payments and fees                    (34,751)               (1,057)               (59,630)
 Other transactions                         --                    --                      1
 Net loan activity                         (36)                   (2)                   (96)
 Net annuity transactions                   --                    --                     --
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (43,390)              262,135                332,078
                                    ----------            ----------             ----------
 Net increase (decrease) in
  net assets                           (77,206)              260,944                236,547
NET ASSETS:
 Beginning of year                     533,755                    --                532,680
                                    ----------            ----------             ----------
 End of year                          $456,549              $260,944               $769,227
                                    ==========            ==========             ==========

(29) Funded as of October 12, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      MFS TOTAL                  MFS
                                     RETURN FUND            UTILITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,133                $120,544
 Net realized gain (loss) on
  security transactions                     7,156                   9,113
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (18,404)                121,745
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                1,885                 251,402
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                502,261                 876,106
 Net transfers                              1,325                  22,350
 Surrenders for benefit
  payments and fees                      (122,610)               (235,061)
 Other transactions                            (2)                    281
 Net loan activity                           (125)                   (272)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       380,849                 663,404
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              382,734                 914,806
NET ASSETS:
 Beginning of year                        660,143               4,168,449
                                     ------------            ------------
 End of year                           $1,042,877              $5,083,255
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              MFS MASSACHUSETTS
                                        MFS               MFS RESEARCH            INVESTORS
                                     VALUE FUND             BOND FUND               TRUST
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $52,861               $1,919                 $2,479
 Net realized gain (loss) on
  security transactions                   25,749                    1                    (20)
 Net realized gain on
  distributions                               --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (104,145)               1,764                (12,598)
                                    ------------            ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (25,535)               3,684                (10,139)
                                    ------------            ---------             ----------
UNIT TRANSACTIONS:
 Purchases                             1,057,746               23,891                124,320
 Net transfers                          (131,026)               7,273                 10,004
 Surrenders for benefit
  payments and fees                     (279,076)              (2,052)               (13,666)
 Other transactions                          212                    7                     --
 Net loan activity                          (231)                  --                    (42)
 Net annuity transactions                     --                   --                     --
                                    ------------            ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      647,625               29,119                120,616
                                    ------------            ---------             ----------
 Net increase (decrease) in
  net assets                             622,090               32,803                110,477
NET ASSETS:
 Beginning of year                     4,052,785               59,208                343,153
                                    ------------            ---------             ----------
 End of year                          $4,674,875              $92,011               $453,630
                                    ============            =========             ==========


                                 MFS INTERNATIONAL          MFS CORE            MFS GOVERNMENT
                                    GROWTH FUND           EQUITY FUND          SECURITIES FUND
                                 SUB-ACCOUNT (25)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $72                   $287                 $63,609
 Net realized gain (loss) on
  security transactions                     (4)                (1,202)                  2,181
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,845)               (11,751)                118,578
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,777)               (12,666)                184,368
                                     ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              16,852                 54,413               1,111,587
 Net transfers                           1,258                (13,036)                (47,924)
 Surrenders for benefit
  payments and fees                       (663)               (26,235)               (198,687)
 Other transactions                         --                     --                     215
 Net loan activity                          (9)                    (6)                   (237)
 Net annuity transactions                   --                     --                      --
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     17,438                 15,136                 864,954
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets                            15,661                  2,470               1,049,322
NET ASSETS:
 Beginning of year                          --                810,912               2,481,103
                                     ---------             ----------            ------------
 End of year                           $15,661               $813,382              $3,530,425
                                     =========             ==========            ============

(25) Funded as of June 7, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  MFS INTERNATIONAL              MFS
                                      VALUE FUND           TECHNOLOGY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $24,437                 $(776)
 Net realized gain (loss) on
  security transactions                       398                  (164)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (82,719)                  479
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (57,884)                 (461)
                                     ------------             ---------
UNIT TRANSACTIONS:
 Purchases                                471,747                26,613
 Net transfers                            635,702                (4,542)
 Surrenders for benefit
  payments and fees                       (71,560)                 (445)
 Other transactions                            11                    --
 Net loan activity                           (141)                   (5)
 Net annuity transactions                      --                    --
                                     ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,035,759                21,621
                                     ------------             ---------
 Net increase (decrease) in
  net assets                              977,875                21,160
NET ASSETS:
 Beginning of year                        641,731                60,725
                                     ------------             ---------
 End of year                           $1,619,606               $81,885
                                     ============             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          MFS INVESTORS
                                   MFS CORE             MFS HIGH             GROWTH
                                 EQUITY SERIES       INCOME SERIES        STOCK SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $27                $7,540               $(13)
 Net realized gain (loss) on
  security transactions                   6                   (60)                10
 Net realized gain on
  distributions                          --                    --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (203)               (5,389)                (8)
                                    -------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                           (170)                2,091                (11)
                                    -------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                               --                 7,623                 --
 Net transfers                           --                28,951                 --
 Surrenders for benefit
  payments and fees                      --                    (2)                --
 Other transactions                      --                    --                 --
 Net loan activity                       --                    --                 --
 Net annuity transactions                --                    --                 --
                                    -------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      --                36,572                 --
                                    -------            ----------            -------
 Net increase (decrease) in
  net assets                           (170)               38,663                (11)
NET ASSETS:
 Beginning of year                    9,935                67,780              9,057
                                    -------            ----------            -------
 End of year                         $9,765              $106,443             $9,046
                                    =======            ==========            =======

                                                                                      BLACKROCK
                                  MFS UTILITIES             MFS GROWTH                  GLOBAL
                                      SERIES                   FUND                ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (30)(31)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,101                   $(131)                  $101,467
 Net realized gain (loss) on
  security transactions                    479                     430                       (600)
 Net realized gain on
  distributions                             --                      --                     87,749
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,842                    (704)                  (583,266)
                                    ----------               ---------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,422                    (405)                  (394,650)
                                    ----------               ---------               ------------
UNIT TRANSACTIONS:
 Purchases                               4,003                   4,684                  2,427,780
 Net transfers                          (5,311)                 (2,834)                    31,996
 Surrenders for benefit
  payments and fees                     (1,667)                   (527)                  (523,532)
 Other transactions                         --                      --                        854
 Net loan activity                          --                      (4)                      (544)
 Net annuity transactions                   --                      --                         --
                                    ----------               ---------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,975)                  1,319                  1,936,554
                                    ----------               ---------               ------------
 Net increase (decrease) in
  net assets                             6,447                     914                  1,541,904
NET ASSETS:
 Beginning of year                     156,571                  10,235                  6,866,648
                                    ----------               ---------               ------------
 End of year                          $163,018                 $11,149                 $8,408,552
                                    ==========               =========               ============

(30) Funded as of May 2, 2011.

(31) Effective August 29, 2011 MFS Core Growth Fund merged with MFS Growth Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      BLACKROCK             BLACKROCK
                                  GLOBAL FINANCIAL          LARGE CAP
                                      SERVICES              CORE FUND
                                  SUB-ACCOUNT (32)         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(233)                $(243)
 Net realized gain (loss) on
  security transactions                  (41,823)               (5,813)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             44,213                   366
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               2,157                (5,690)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                15,789                52,300
 Net transfers                           (75,797)                1,875
 Surrenders for benefit
  payments and fees                      (61,710)               (9,874)
 Other transactions                           --                    --
 Net loan activity                            --                    --
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (121,718)               44,301
                                     -----------            ----------
 Net increase (decrease) in
  net assets                            (119,561)               38,611
NET ASSETS:
 Beginning of year                       119,561               310,109
                                     -----------            ----------
 End of year                                $ --              $348,720
                                     ===========            ==========

(32) Effective April 28, 2011 BlackRock Global Financial Services Fund was liquidated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK              BLACKROCK
                                        VALUE                SMALL CAP            MID CAP VALUE
                                 OPPORTUNITIES FUND         GROWTH FUND         OPPORTUNITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(371)                $(3,667)               $(3,714)
 Net realized gain (loss) on
  security transactions                       1                   5,388                  8,689
 Net realized gain on
  distributions                              --                  10,725                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,034)                (19,748)               (18,798)
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,404)                 (7,302)               (13,823)
                                      ---------              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                9,174                 128,420                220,780
 Net transfers                               --                 (54,423)               (40,152)
 Surrenders for benefit
  payments and fees                         (22)                (31,967)               (93,073)
 Other transactions                          --                       2                     12
 Net loan activity                           --                     (34)                  (130)
 Net annuity transactions                    --                      --                     --
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       9,152                  41,998                 87,437
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets                              7,748                  34,696                 73,614
NET ASSETS:
 Beginning of year                       24,879                 488,443                826,351
                                      ---------              ----------             ----------
 End of year                            $32,627                $523,139               $899,965
                                      =========              ==========             ==========

                                    BLACKROCK               BLACKROCK
                                  INTERNATIONAL              MID CAP                   MUNDER
                                  OPPORTUNITIES           GROWTH EQUITY             MIDCAP CORE
                                    PORTFOLIO               PORTFOLIO               GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (33)(34)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $15,395                 $(2,229)                  $(6,536)
 Net realized gain (loss) on
  security transactions                 (1,295)                 12,795                    24,989
 Net realized gain on
  distributions                             --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (27,202)                (19,770)                  (42,766)
                                    ----------              ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (13,102)                 (9,204)                  (24,313)
                                    ----------              ----------              ------------
UNIT TRANSACTIONS:
 Purchases                              82,591                  34,282                   502,372
 Net transfers                         806,412                 (44,355)                  (52,527)
 Surrenders for benefit
  payments and fees                    (14,970)                (12,192)                 (345,349)
 Other transactions                         47                      --                    (1,197)
 Net loan activity                         (13)                     --                      (172)
 Net annuity transactions                   --                      --                        --
                                    ----------              ----------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    874,067                 (22,265)                  103,127
                                    ----------              ----------              ------------
 Net increase (decrease) in
  net assets                           860,965                 (31,469)                   78,814
NET ASSETS:
 Beginning of year                      35,827                 230,159                 1,876,934
                                    ----------              ----------              ------------
 End of year                          $896,792                $198,690                $1,955,748
                                    ==========              ==========              ============

(33) Funded as of March 22, 2011.

(34) Effective September 9, 2011 BlackRock Small/Mid-Cap Growth Fund merged with BlackRock Mid-Cap Growth Equity Portfolio.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   NEUBERGER BERMAN        NUVEEN TRADEWINDS
                                       SOCIALLY              INTERNATIONAL
                                   RESPONSIVE FUND            VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (35)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,331                    $250
 Net realized gain (loss) on
  security transactions                     (987)                     --
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (19,897)                   (894)
                                      ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (19,553)                   (644)
                                      ----------               ---------
UNIT TRANSACTIONS:
 Purchases                               159,379                   3,678
 Net transfers                           127,206                  11,757
 Surrenders for benefit
  payments and fees                      (28,500)                     (6)
 Other transactions                           (4)                     --
 Net loan activity                           (30)                     --
 Net annuity transactions                     --                      --
                                      ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      258,051                  15,429
                                      ----------               ---------
 Net increase (decrease) in
  net assets                             238,498                  14,785
NET ASSETS:
 Beginning of year                       307,142                      --
                                      ----------               ---------
 End of year                            $545,640                 $14,785
                                      ==========               =========

(35) Funded as of September 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      OAKMARK               THE OAKMARK             OPPENHEIMER
                                   INTERNATIONAL             EQUITY AND               CAPITAL
                                   SMALL CAP FUND           INCOME FUND          APPRECIATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,414)               $106,233                 $(8,151)
 Net realized gain (loss) on
  security transactions                 (158,330)                 (7,239)                    876
 Net realized gain on
  distributions                              177                 133,180                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,193)               (210,330)                (25,652)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (163,760)                 21,844                 (32,927)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 8,398               2,393,168                 132,470
 Net transfers                           (92,934)               (116,830)                (57,516)
 Surrenders for benefit
  payments and fees                     (219,870)               (493,830)                (90,306)
 Other transactions                         (258)                     30                       2
 Net loan activity                            --                    (197)                   (102)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (304,664)              1,782,341                 (15,452)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                            (468,424)              1,804,185                 (48,379)
NET ASSETS:
 Beginning of year                     1,254,262               6,173,443               1,584,547
                                    ------------            ------------            ------------
 End of year                            $785,838              $7,977,628              $1,536,168
                                    ============            ============            ============

                                                           OPPENHEIMER
                                    OPPENHEIMER           INTERNATIONAL          OPPENHEIMER
                                    GLOBAL FUND            GROWTH FUND         MAIN STREET FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $53,241                 $(793)                $(651)
 Net realized gain (loss) on
  security transactions                   42,269                14,603                 2,541
 Net realized gain on
  distributions                            1,188                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (600,543)              (47,106)               (3,545)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (503,845)              (33,296)               (1,655)
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               732,350                88,955                26,964
 Net transfers                          (940,382)               45,402                  (950)
 Surrenders for benefit
  payments and fees                     (195,657)              (44,335)               (7,645)
 Other transactions                          (57)                   --                    --
 Net loan activity                          (159)                 (157)                   (6)
 Net annuity transactions                     --                    --                    --
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (403,905)               89,865                18,363
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                            (907,750)               56,569                16,708
NET ASSETS:
 Beginning of year                     5,117,115               278,803               108,380
                                    ------------            ----------            ----------
 End of year                          $4,209,365              $335,372              $125,088
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    OPPENHEIMER            OPPENHEIMER
                                  GLOBAL STRATEGIC         MAIN STREET
                                    INCOME FUND           SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,279                 $(8,592)
 Net realized gain (loss) on
  security transactions                    (275)                 31,784
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,037)                (87,844)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (2,033)                (64,652)
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               81,070                 361,215
 Net transfers                           43,774                 153,409
 Surrenders for benefit
  payments and fees                     (37,902)               (135,639)
 Other transactions                         (43)                    (45)
 Net loan activity                           (4)                    (61)
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      86,895                 378,879
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             84,862                 314,227
NET ASSETS:
 Beginning of year                      180,812               1,389,018
                                     ----------            ------------
 End of year                           $265,674              $1,703,245
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                            OPPENHEIMER
                                    DEVELOPING          OPPENHEIMER         CAPITAL
                                   MARKETS FUND         EQUITY FUND       INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $46,549                $17              $8
 Net realized gain (loss) on
  security transactions                  99,166              7,764              --
 Net realized gain on
  distributions                              --                 --              --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (865,271)           (11,114)             (1)
                                   ------------          ---------           -----
 Net increase (decrease) in
  net assets resulting from
  operations                           (719,556)            (3,333)              7
                                   ------------          ---------           -----
UNIT TRANSACTIONS:
 Purchases                            1,177,671             16,766              89
 Net transfers                           35,220             (3,000)             --
 Surrenders for benefit
  payments and fees                    (655,722)              (345)             (2)
 Other transactions                        (737)                (1)             --
 Net loan activity                         (150)                --              --
 Net annuity transactions                    --                 --              --
                                   ------------          ---------           -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     556,282             13,420              87
                                   ------------          ---------           -----
 Net increase (decrease) in
  net assets                           (163,274)            10,087              94
NET ASSETS:
 Beginning of year                    3,500,093             88,523             207
                                   ------------          ---------           -----
 End of year                         $3,336,819            $98,610            $301
                                   ============          =========           =====

                                   OPPENHEIMER           OPPENHEIMER          OPPENHEIMER
                                  INTERNATIONAL        SMALL- & MID-CAP       MAIN STREET
                                    BOND FUND             VALUE FUND        OPPORTUNITY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $238,857               $(6,717)            $(3,383)
 Net realized gain (loss) on
  security transactions                   1,441                 7,953                (180)
 Net realized gain on
  distributions                              --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (320,654)              (67,067)            (16,583)
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (80,356)              (65,831)            (20,146)
                                   ------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                            1,680,177               153,704             151,765
 Net transfers                         (219,833)              (99,087)             35,153
 Surrenders for benefit
  payments and fees                    (443,626)             (200,487)            (20,098)
 Other transactions                       1,033                    61                  --
 Net loan activity                         (231)                 (139)               (125)
 Net annuity transactions                    --                    --                  --
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,017,520              (145,948)            166,695
                                   ------------          ------------          ----------
 Net increase (decrease) in
  net assets                            937,164              (211,779)            146,549
NET ASSETS:
 Beginning of year                    4,814,328             1,013,991             548,268
                                   ------------          ------------          ----------
 End of year                         $5,751,492              $802,212            $694,817
                                   ============          ============          ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     OPPENHEIMER            OPPENHEIMER
                                    GOLD & SPECIAL              REAL
                                     METALS FUND            ESTATE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $13,044                   $42
 Net realized gain (loss) on
  security transactions                   (29,002)                  708
 Net realized gain on
  distributions                            93,548                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (743,366)               16,546
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (665,776)               17,296
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                776,587               132,779
 Net transfers                            (57,767)              (55,709)
 Surrenders for benefit
  payments and fees                      (172,041)              (30,956)
 Other transactions                           (52)                    7
 Net loan activity                           (200)                  (21)
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       546,527                46,100
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (119,249)               63,396
NET ASSETS:
 Beginning of year                      2,087,856               276,648
                                     ------------            ----------
 End of year                           $1,968,607              $340,044
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM           PUTNAM VT               PUTNAM VT
                                     GLOBAL             HIGH                INTERNATIONAL
                                   EQUITY FUND       YIELD FUND              GROWTH FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $545             $61,638                 $3,437
 Net realized gain (loss) on
  security transactions                   693              51,232                 16,259
 Net realized gain on
  distributions                            --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             178            (106,355)               (42,129)
                                    ---------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,416               6,515                (22,433)
                                    ---------       -------------            -----------
UNIT TRANSACTIONS:
 Purchases                              9,040               5,284                  7,359
 Net transfers                        (18,536)         (1,084,067)              (131,393)
 Surrenders for benefit
  payments and fees                        --             (93,517)               (14,975)
 Other transactions                        --                  (1)                    (1)
 Net loan activity                         --                  --                     --
 Net annuity transactions                  --                  --                   (565)
                                    ---------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (9,496)         (1,172,301)              (139,575)
                                    ---------       -------------            -----------
 Net increase (decrease) in
  net assets                           (8,080)         (1,165,786)              (162,008)
NET ASSETS:
 Beginning of year                     24,409           1,842,956                248,467
                                    ---------       -------------            -----------
 End of year                          $16,329            $677,170                $86,459
                                    =========       =============            ===========

                                     PUTNAM VT               PUTNAM
                                     MULTI-CAP              SMALL CAP               PIONEER
                                    GROWTH FUND            VALUE FUND          CULLENVALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,502)                 $(704)                 $650
 Net realized gain (loss) on
  security transactions                  12,380                  9,313                    18
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (30,889)               (32,769)               (2,281)
                                    -----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (20,011)               (24,160)               (1,613)
                                    -----------            -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  480                  4,208                39,148
 Net transfers                          (91,551)               (97,128)               17,684
 Surrenders for benefit
  payments and fees                     (34,237)               (25,188)                 (721)
 Other transactions                          --                     (2)                   --
 Net loan activity                           --                     --                    (9)
 Net annuity transactions                  (464)               (12,675)                   --
                                    -----------            -----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (125,772)              (130,785)               56,102
                                    -----------            -----------             ---------
 Net increase (decrease) in
  net assets                           (145,783)              (154,945)               54,489
NET ASSETS:
 Beginning of year                      423,913                459,128                   215
                                    -----------            -----------             ---------
 End of year                           $278,130               $304,183               $54,704
                                    ===========            ===========             =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PIONEER              PIONEER OAK
                                       EMERGING           RIDGE SMALL CAP
                                     MARKETS FUND           GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(12,983)               $(584)
 Net realized gain (loss) on
  security transactions                    (9,380)               1,808
 Net realized gain on
  distributions                            69,070                2,633
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (482,821)              (4,600)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (436,114)                (743)
                                     ------------            ---------
UNIT TRANSACTIONS:                             --
 Purchases                                518,691               50,177
 Net transfers                            (59,921)              (1,972)
 Surrenders for benefit
  payments and fees                       (64,112)             (10,731)
 Other transactions                           215                   --
 Net loan activity                            (58)                  (3)
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       394,815               37,471
                                     ------------            ---------
 Net increase (decrease) in
  net assets                              (41,299)              36,728
NET ASSETS:
 Beginning of year                      1,497,206               40,383
                                     ------------            ---------
 End of year                           $1,455,907              $77,111
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   ALLIANZ NFJ           ALLIANZ NFJ             ALLIANZ NFJ
                                  INTERNATIONAL           SMALL CAP                DIVIDEND
                                   VALUE FUND             VALUE FUND              VALUE FUND
                                SUB-ACCOUNT (36)         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $36                   $8,417                 $33,917
 Net realized gain (loss) on
  security transactions                   --                   34,057                  55,961
 Net realized gain on
  distributions                           --                   33,946                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (265)                 (66,619)                (37,496)
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (229)                   9,801                  52,382
                                     -------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               420                  231,384                 910,744
 Net transfers                         6,247                    2,345                (314,795)
 Surrenders for benefit
  payments and fees                       --                  (56,017)               (134,428)
 Other transactions                       --                       (1)                    446
 Net loan activity                        --                      (60)                   (145)
 Net annuity transactions                 --                       --                      --
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,667                  177,651                 461,822
                                     -------             ------------            ------------
 Net increase (decrease) in
  net assets                           6,438                  187,452                 514,204
NET ASSETS:
 Beginning of year                        --                  997,030               1,457,474
                                     -------             ------------            ------------
 End of year                          $6,438               $1,184,482              $1,971,678
                                     =======             ============            ============

                                                                                  PIMCO
                                                          PIMCO                  EMERGING
                                 MANAGERS CADENCE         TOTAL                  MARKETS
                                   MID-CAP FUND        RETURN FUND              BOND FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(580)            $616,892                 $47,662
 Net realized gain (loss) on
  security transactions                  2,337               11,239                   9,752
 Net realized gain on
  distributions                             --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,629)              (5,441)                  6,896
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,872)             622,690                  64,310
                                     ---------        -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               8,409            9,373,164                 234,146
 Net transfers                           1,921            1,669,921                 (30,181)
 Surrenders for benefit
  payments and fees                       (611)          (1,659,260)               (213,804)
 Other transactions                         --                1,083                     130
 Net loan activity                          --               (1,684)                    (63)
 Net annuity transactions                   --                   --                      --
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,719            9,383,224                  (9,772)
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets                             7,847           10,005,914                  54,538
NET ASSETS:
 Beginning of year                      45,693           16,485,384               1,164,648
                                     ---------        -------------            ------------
 End of year                           $53,540          $26,491,298              $1,219,186
                                     =========        =============            ============

(36) Funded as of August 15, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PIMCO
                                    REAL                  PIONEER
                                 RETURN FUND                FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $384,611                  $949
 Net realized gain (loss) on
  security transactions                43,301                (3,290)
 Net realized gain on
  distributions                       449,346                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         324,979               (20,994)
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,202,237               (23,335)
                                -------------            ----------
UNIT TRANSACTIONS:
 Purchases                          3,931,083               326,172
 Net transfers                        244,841                15,612
 Surrenders for benefit
  payments and fees                  (910,836)              (29,134)
 Other transactions                     2,960                    (1)
 Net loan activity                       (660)                  (25)
 Net annuity transactions                  --                    --
                                -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 3,267,388               312,624
                                -------------            ----------
 Net increase (decrease) in
  net assets                        4,469,625               289,289
NET ASSETS:
 Beginning of year                  9,777,190               202,868
                                -------------            ----------
 End of year                      $14,246,815              $492,157
                                =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIONEER                 PIONEER                 PIONEER
                                        HIGH                 STRATEGIC                MID CAP
                                     YIELD FUND             INCOME FUND              VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $90,261                 $99,539                    $916
 Net realized gain (loss) on
  security transactions                   40,361                  (1,682)                  6,407
 Net realized gain on
  distributions                               --                  23,879                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (180,120)                (72,999)                (82,220)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (49,498)                 48,737                 (74,897)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               492,569                 651,451                 332,301
 Net transfers                          (100,436)                143,017                 (64,772)
 Surrenders for benefit
  payments and fees                     (111,809)               (154,246)                (91,542)
 Other transactions                          325                     222                      86
 Net loan activity                          (196)                   (167)                   (224)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      280,453                 640,277                 175,849
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             230,955                 689,014                 100,952
NET ASSETS:
 Beginning of year                     1,763,049               1,855,352                 977,122
                                    ------------            ------------            ------------
 End of year                          $1,994,004              $2,544,366              $1,078,074
                                    ============            ============            ============

                                      PIONEER                 PUTNAM                PUTNAM
                                       GROWTH                 EQUITY              HIGH YIELD
                                 OPPORTUNITIES FUND        INCOME FUND          ADVANTAGE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,223)                  $838               $26,919
 Net realized gain (loss) on
  security transactions                   2,969                    624                (1,300)
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,264)                  (761)              (17,685)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (10,518)                   701                 7,934
                                     ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               42,094                 53,869               242,404
 Net transfers                          (21,769)                18,627                71,013
 Surrenders for benefit
  payments and fees                     (26,952)               (43,604)              (55,117)
 Other transactions                         (26)                    67                   (25)
 Net loan activity                           (7)                    --                   (72)
 Net annuity transactions                    --                     --                    --
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,660)                28,959               258,203
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets                            (17,178)                29,660               266,137
NET ASSETS:
 Beginning of year                      292,062                 71,969               266,671
                                     ----------             ----------            ----------
 End of year                           $274,884               $101,629              $532,808
                                     ==========             ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM
                                    INTERNATIONAL            PUTNAM
                                     EQUITY FUND         INVESTORS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $26,071                  $4
 Net realized gain (loss) on
  security transactions                  (54,972)                261
 Net realized gain on
  distributions                               --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (75,829)               (187)
                                     -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            (104,730)                 78
                                     -----------            --------
UNIT TRANSACTIONS:
 Purchases                                12,692                 225
 Net transfers                           (67,107)             (1,749)
 Surrenders for benefit
  payments and fees                     (168,794)                 --
 Other transactions                         (116)                 --
 Net loan activity                            --                  --
 Net annuity transactions                     --                  --
                                     -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (223,325)             (1,524)
                                     -----------            --------
 Net increase (decrease) in
  net assets                            (328,055)             (1,446)
NET ASSETS:
 Beginning of year                       832,027               2,126
                                     -----------            --------
 End of year                            $503,972                $680
                                     ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           PUTNAM
                                     PUTNAM            INTERNATIONAL              PUTNAM
                                   MULTI-CAP              CAPITAL               SMALL CAP
                                  GROWTH FUND        OPPORTUNITIES FUND        GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(48)                $8,882                  $(936)
 Net realized gain (loss) on
  security transactions                  (25)                    75                  9,845
 Net realized gain on
  distributions                           --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (303)               (93,055)               (15,195)
                                    --------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (376)               (84,098)                (6,286)
                                    --------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               935                141,618                 25,593
 Net transfers                            --                 (2,004)               (21,498)
 Surrenders for benefit
  payments and fees                   (1,605)                (7,967)                (2,761)
 Other transactions                        1                    113                     --
 Net loan activity                        (6)                   (35)                    (6)
 Net annuity transactions                 --                     --                     --
                                    --------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (675)               131,725                  1,328
                                    --------             ----------             ----------
 Net increase (decrease) in
  net assets                          (1,051)                47,627                 (4,958)
NET ASSETS:
 Beginning of year                     4,414                290,410                110,750
                                    --------             ----------             ----------
 End of year                          $3,363               $338,037               $105,792
                                    ========             ==========             ==========


                                      ROYCE                  ROYCE
                                      TOTAL                  VALUE                 ROYCE
                                   RETURN FUND             PLUS FUND             VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(267)                 $(104)                 $492
 Net realized gain (loss) on
  security transactions                   (996)                   804                (5,823)
 Net realized gain on
  distributions                          1,970                     --                35,707
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,490)               (82,972)              (78,941)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (4,783)               (82,272)              (48,565)
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              48,653                 92,844               194,479
 Net transfers                           7,988                (14,914)              (71,444)
 Surrenders for benefit
  payments and fees                     (1,703)              (135,059)              (38,316)
 Other transactions                          1                    (42)                 (321)
 Net loan activity                         (15)                   (48)                  (23)
 Net annuity transactions                   --                     --                    --
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     54,924                (57,219)               84,375
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                            50,141               (139,491)               35,810
NET ASSETS:
 Beginning of year                      92,641                731,514               441,175
                                    ----------            -----------            ----------
 End of year                          $142,782               $592,023              $476,985
                                    ==========            ===========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             COLUMBIA
                                                           DIVERSIFIED
                                                              EQUITY
                                    RS VALUE FUND          INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --                  $289
 Net realized gain (loss) on
  security transactions                   (7,813)                 (614)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (105,830)               (7,116)
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (113,643)               (7,441)
                                     -----------            ----------
UNIT TRANSACTIONS:
 Purchases                               263,519                32,190
 Net transfers                           (25,262)               (4,157)
 Surrenders for benefit
  payments and fees                      (89,368)               (2,250)
 Other transactions                            9                    --
 Net loan activity                           (16)                   (9)
 Net annuity transactions                     --                    --
                                     -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      148,882                25,774
                                     -----------            ----------
 Net increase (decrease) in
  net assets                              35,239                18,333
NET ASSETS:
 Beginning of year                       860,185                88,277
                                     -----------            ----------
 End of year                            $895,424              $106,610
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          COLUMBIA            RIDGEWORTH
                                     COLUMBIA          MULTI-ADVISOR          SMALL CAP
                                  MID CAP VALUE          SMALL CAP              VALUE
                                 OPPORTUNITY FUND        VALUE FUND          EQUITY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,694)               $(58)                 $480
 Net realized gain (loss) on
  security transactions                   (287)                308                   119
 Net realized gain on
  distributions                             --                  --                49,541
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (25,044)               (901)              (98,812)
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (28,025)               (651)              (48,672)
                                    ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                             103,038               3,332               781,334
 Net transfers                         (31,991)               (553)              133,007
 Surrenders for benefit
  payments and fees                    (18,946)             (4,650)              (18,064)
 Other transactions                         --                  --                   (82)
 Net loan activity                         (15)                 (5)                  (43)
 Net annuity transactions                   --                  --                    --
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     52,086              (1,876)              896,152
                                    ----------            --------            ----------
 Net increase (decrease) in
  net assets                            24,061              (2,527)              847,480
NET ASSETS:
 Beginning of year                     264,129               8,083               134,682
                                    ----------            --------            ----------
 End of year                          $288,190              $5,556              $982,162
                                    ==========            ========            ==========

                                    RIDGEWORTH
                                      MID-CAP              RIDGEWORTH           DWS RREEF
                                       VALUE              TOTAL RETURN         REAL ESTATE
                                    EQUITY FUND            BOND FUND         SECURITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (37)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,032               $16,501                $41
 Net realized gain (loss) on
  security transactions                  (3,433)                  174                  1
 Net realized gain on
  distributions                          47,060                12,910                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (112,147)               17,659                642
                                    -----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (66,488)               47,244                684
                                    -----------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                              203,724               549,051              1,720
 Net transfers                          183,679                19,591                 --
 Surrenders for benefit
  payments and fees                     (16,134)              (25,819)                --
 Other transactions                        (213)                   60                 --
 Net loan activity                          (45)                  (13)                --
 Net annuity transactions                    --                    --                 --
                                    -----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     371,011               542,870              1,720
                                    -----------            ----------            -------
 Net increase (decrease) in
  net assets                            304,523               590,114              2,404
NET ASSETS:
 Beginning of year                      221,518                    --              7,566
                                    -----------            ----------            -------
 End of year                           $526,041              $590,114             $9,970
                                    ===========            ==========            =======

(37) Funded as of January 19, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                        DWS                     DWS
                                       DREMAN            ENHANCED EMERGING
                                    HIGH RETURN            MARKETS FIXED
                                    EQUITY FUND             INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (38)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,101                 $1,131
 Net realized gain (loss) on
  security transactions                  34,162                     (3)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (49,692)                (2,925)
                                     ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (14,429)                (1,797)
                                     ----------              ---------
UNIT TRANSACTIONS:
 Purchases                               53,161                  9,762
 Net transfers                           (8,637)                 4,509
 Surrenders for benefit
  payments and fees                     (45,904)                  (221)
 Other transactions                          --                     --
 Net loan activity                          (17)                    --
 Net annuity transactions                    --                     --
                                     ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (1,397)                14,050
                                     ----------              ---------
 Net increase (decrease) in
  net assets                            (15,826)                12,253
NET ASSETS:
 Beginning of year                      438,178                 24,449
                                     ----------              ---------
 End of year                           $422,352                $36,702
                                     ==========              =========

(38) Formerly DWS Emerging Markets Fixed Income Fund. Change effective April 15, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              DWS
                                       SSGA                GROWTH &                DWS
                                      S&P 500             INCOME VIP              GLOBAL
                                    INDEX FUND             PORTFOLIO          THEMATIC FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12,746                 $219                $1,045
 Net realized gain (loss) on
  security transactions                     976                   --                  (733)
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (5,559)                (670)              (36,874)
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,163                 (451)              (36,562)
                                    -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              248,217                2,981                34,887
 Net transfers                          (67,561)                  --                (1,246)
 Surrenders for benefit
  payments and fees                    (108,997)                  --               (10,105)
 Other transactions                        (185)                  --                    (1)
 Net loan activity                           (7)                  --                   (12)
 Net annuity transactions                    --                   --                    --
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      71,467                2,981                23,523
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets                             79,630                2,530               (13,039)
NET ASSETS:
 Beginning of year                      899,932               36,336               210,327
                                    -----------            ---------            ----------
 End of year                           $979,562              $38,866              $197,288
                                    ===========            =========            ==========

                                                                               LEGG MASON
                                                           LEGG MASON           PARTNERS
                                    LEGG MASON            CLEARBRIDGE          CLEARBRIDGE
                                    CLEARBRIDGE            AGGRESSIVE          FUNDAMENTAL
                                 APPRECIATION FUND        GROWTH FUND          VALUE FUND
                                 SUB-ACCOUNT (39)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $6                    $(530)              $(12)
 Net realized gain (loss) on
  security transactions                   --                    2,696                 --
 Net realized gain on
  distributions                           --                    1,876                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             13                   (2,730)              (221)
                                       -----               ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              19                    1,312               (233)
                                       -----               ----------            -------
UNIT TRANSACTIONS:
 Purchases                               557                    5,592              1,045
 Net transfers                            --                  (24,439)                --
 Surrenders for benefit
  payments and fees                       --                   (6,312)                (7)
 Other transactions                       --                       (3)                --
 Net loan activity                        --                       --                 --
 Net annuity transactions                 --                       --                 --
                                       -----               ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      557                  (25,162)             1,038
                                       -----               ----------            -------
 Net increase (decrease) in
  net assets                             576                  (23,850)               805
NET ASSETS:
 Beginning of year                        --                  108,428              2,117
                                       -----               ----------            -------
 End of year                            $576                  $84,578             $2,922
                                       =====               ==========            =======

(39) Funded as of October 17, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     LEGG MASON            LEGG MASON
                                    CLEARBRIDGE           CLEARBRIDGE
                                      MID CAP              SMALL CAP
                                     CORE FUND            GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(648)              $(1,726)
 Net realized gain (loss) on
  security transactions                     845                (3,266)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,527)               (1,058)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (7,330)               (6,050)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               60,233                82,272
 Net transfers                           (2,473)                1,011
 Surrenders for benefit
  payments and fees                      (3,771)              (26,532)
 Other transactions                         (32)                 (112)
 Net loan activity                          (17)                   --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      53,940                56,639
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             46,610                50,589
NET ASSETS:
 Beginning of year                       62,772               182,734
                                     ----------            ----------
 End of year                           $109,382              $233,323
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     THORNBURG                                      THORNBURG
                                   INTERNATIONAL             THORNBURG                 CORE
                                     VALUE FUND              VALUE FUND            GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,741                 $(8,382)              $(7,238)
 Net realized gain (loss) on
  security transactions                   35,810                  16,867                 2,152
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (763,750)               (165,964)                2,811
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (719,199)               (157,479)               (2,275)
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,349,214                 177,515               171,798
 Net transfers                            15,957                (121,357)              (94,910)
 Surrenders for benefit
  payments and fees                     (430,007)               (148,345)              (59,923)
 Other transactions                         (251)                    (12)                  (67)
 Net loan activity                          (195)                   (262)                 (100)
 Net annuity transactions                     --                      --                    --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      934,718                 (92,461)               16,798
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             215,519                (249,940)               14,523
NET ASSETS:
 Beginning of year                     4,249,515               1,071,680               943,874
                                    ------------            ------------            ----------
 End of year                          $4,465,034                $821,740              $958,397
                                    ============            ============            ==========

                                  TIMOTHY PLAN                               T. ROWE PRICE
                                  LARGE/MID CAP         UBS DYNAMIC              GROWTH
                                   VALUE FUND           ALPHA FUND             STOCK FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (40)         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(67)               $(20)                $(13,962)
 Net realized gain (loss) on
  security transactions                    11                  --                  (11,869)
 Net realized gain on
  distributions                            --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (485)                (22)                 (20,631)
                                    ---------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (541)                (42)                 (46,462)
                                    ---------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                             23,013                  --                  891,954
 Net transfers                          7,765               3,359                  (24,960)
 Surrenders for benefit
  payments and fees                      (140)                 (1)                (226,838)
 Other transactions                         1                  --                      229
 Net loan activity                         --                  --                     (137)
 Net annuity transactions                  --                  --                       --
                                    ---------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    30,639               3,358                  640,248
                                    ---------             -------             ------------
 Net increase (decrease) in
  net assets                           30,098               3,316                  593,786
NET ASSETS:
 Beginning of year                      3,189                  --                1,175,005
                                    ---------             -------             ------------
 End of year                          $33,287              $3,316               $1,768,791
                                    =========             =======             ============

(40) Funded as of July 11, 2011.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   T. ROWE PRICE          T. ROWE PRICE
                                   EQUITY-INCOME            RETIREMENT
                                        FUND                2010 FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,305                 $11,686
 Net realized gain (loss) on
  security transactions                  (5,145)                 27,500
 Net realized gain on
  distributions                              --                   2,665
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,964)                (65,021)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (4,804)                (23,170)
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              378,544                 416,570
 Net transfers                          (27,914)                (97,863)
 Surrenders for benefit
  payments and fees                     (45,420)               (244,759)
 Other transactions                           1                     (19)
 Net loan activity                          (47)                     --
 Net annuity transactions                    --                      --
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     305,164                  73,929
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            300,360                  50,759
NET ASSETS:
 Beginning of year                      545,819               1,321,310
                                     ----------            ------------
 End of year                           $846,179              $1,372,069
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2020 FUND               2030 FUND               2040 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $35,151                  $7,996                 $(3,203)
 Net realized gain (loss) on
  security transactions                   73,800                  44,281                  12,944
 Net realized gain on
  distributions                           10,797                   7,157                   3,905
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (274,234)               (229,068)               (129,053)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (154,486)               (169,634)               (115,407)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,779,743               1,339,549                 685,884
 Net transfers                           (22,094)                (95,393)                122,409
 Surrenders for benefit
  payments and fees                     (286,391)               (269,807)               (199,318)
 Other transactions                          (61)                   (281)                    (29)
 Net loan activity                          (522)                   (791)                   (659)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,470,675                 973,277                 608,287
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,316,189                 803,643                 492,880
NET ASSETS:
 Beginning of year                     4,481,272               3,156,582               1,676,243
                                    ------------            ------------            ------------
 End of year                          $5,797,461              $3,960,225              $2,169,123
                                    ============            ============            ============

                                  T. ROWE PRICE         T. ROWE PRICE
                                    RETIREMENT            RETIREMENT           UBS GLOBAL
                                    2050 FUND            INCOME FUND         ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(121)               $2,120                 $40
 Net realized gain (loss) on
  security transactions                 (2,794)               (1,249)                 --
 Net realized gain on
  distributions                          4,546                   364                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (42,632)               (3,914)               (125)
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                           (41,001)               (2,679)                (85)
                                    ----------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                             306,854                34,986                 483
 Net transfers                           3,942                42,976                  --
 Surrenders for benefit
  payments and fees                    (53,485)               (9,336)                (15)
 Other transactions                        (40)                   26                  --
 Net loan activity                        (296)                   --                  --
 Net annuity transactions                   --                    --                  --
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    256,975                68,652                 468
                                    ----------            ----------             -------
 Net increase (decrease) in
  net assets                           215,974                65,973                 383
NET ASSETS:
 Beginning of year                     618,003               172,030                 634
                                    ----------            ----------             -------
 End of year                          $833,977              $238,003              $1,017
                                    ==========            ==========             =======

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      VANGUARD             VANGUARD
                                     SMALL-CAP             MID-CAP
                                     INDEX FUND           INDEX FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $16,586              $4,442
 Net realized gain (loss) on
  security transactions                    (642)                229
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (57,073)            (16,452)
                                     ----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            (41,129)            (11,781)
                                     ----------            --------
UNIT TRANSACTIONS:
 Purchases                              353,234             143,429
 Net transfers                           (9,695)              3,574
 Surrenders for benefit
  payments and fees                     (59,809)             (8,646)
 Other transactions                        (250)                 (6)
 Net loan activity                          (52)                 (8)
 Net annuity transactions                    --                  --
                                     ----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     283,428             138,343
                                     ----------            --------
 Net increase (decrease) in
  net assets                            242,299             126,562
NET ASSETS:
 Beginning of year                    1,159,749             258,946
                                     ----------            --------
 End of year                         $1,402,048            $385,508
                                     ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VANGUARD             VANGUARD             VICTORY
                                TOTAL BOND MARKET   TOTAL STOCK MARKET      DIVERSIFIED
                                   INDEX FUND           INDEX FUND           STOCK FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $12,056               $3,841                  $171
 Net realized gain (loss) on
  security transactions                  212               (1,092)                8,692
 Net realized gain on
  distributions                        2,261                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         15,007               (7,706)              (66,102)
                                    --------             --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          29,536               (4,957)              (57,239)
                                    --------             --------            ----------
UNIT TRANSACTIONS:
 Purchases                           239,449              226,560               576,645
 Net transfers                        16,420                6,493                 5,557
 Surrenders for benefit
  payments and fees                  (34,886)             (44,538)              (79,715)
 Other transactions                       32                   --                    --
 Net loan activity                        (9)                  --                   (67)
 Net annuity transactions                 --                   --                    --
                                    --------             --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  221,006              188,515               502,420
                                    --------             --------            ----------
 Net increase (decrease) in
  net assets                         250,542              183,558               445,181
NET ASSETS:
 Beginning of year                   247,468               79,845               697,965
                                    --------             --------            ----------
 End of year                        $498,010             $263,403            $1,143,146
                                    ========             ========            ==========

                                    VICTORY             VICTORY            VICTORY
                                    SPECIAL          SMALL COMPANY       ESTABLISHED
                                   VALUE FUND       OPPORTUNITY FUND      VALUE FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(14,500)            $(7,152)           $1,059
 Net realized gain (loss) on
  security transactions                 5,355               4,337             1,121
 Net realized gain on
  distributions                            --               6,159            13,059
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (260,097)              5,069           (11,790)
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                         (269,242)              8,413             3,449
                                   ----------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                            498,174             425,746           205,471
 Net transfers                        (32,320)            167,383             4,860
 Surrenders for benefit
  payments and fees                  (152,661)            (95,796)          (15,606)
 Other transactions                       274                (146)               (1)
 Net loan activity                        (87)               (131)               (9)
 Net annuity transactions                  --                  --                --
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   313,380             497,056           194,715
                                   ----------          ----------          --------
 Net increase (decrease) in
  net assets                           44,138             505,469           198,164
NET ASSETS:
 Beginning of year                  2,052,030           1,078,614           299,426
                                   ----------          ----------          --------
 End of year                       $2,096,168          $1,584,083          $497,590
                                   ==========          ==========          ========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO
                                      VAN KAMPEN               INVESCO
                                      SMALL CAP               VAN KAMPEN
                                     GROWTH FUND            COMSTOCK FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(10,463)                $47,687
 Net realized gain (loss) on
  security transactions                    43,569                  65,881
 Net realized gain on
  distributions                           127,052                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (213,447)               (245,435)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (53,289)               (131,867)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                334,904                 656,334
 Net transfers                            (50,989)               (450,984)
 Surrenders for benefit
  payments and fees                      (119,535)               (411,183)
 Other transactions                           (88)                    (95)
 Net loan activity                           (115)                   (806)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       164,177                (206,734)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              110,888                (338,601)
NET ASSETS:
 Beginning of year                      1,151,016               4,679,681
                                     ------------            ------------
 End of year                           $1,261,904              $4,341,080
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  INVESCO                 INVESCO                 INVESCO
                                VAN KAMPEN               VAN KAMPEN             VAN KAMPEN
                                EQUITY AND               GROWTH AND               MID CAP
                                INCOME FUND             INCOME FUND             GROWTH FUND
                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $226,381                 $20,193                $(6,878)
 Net realized gain (loss) on
  security transactions               74,977                  (4,442)                (1,272)
 Net realized gain on
  distributions                           --                      --                 53,722
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (600,326)                (92,973)              (125,294)
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (298,968)                (77,222)               (79,722)
                               -------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                         2,135,769                 452,261                173,133
 Net transfers                      (361,520)               (144,948)                (2,436)
 Surrenders for benefit
  payments and fees               (1,866,315)               (254,148)               (34,979)
 Other transactions                     (330)                   (108)                    (2)
 Net loan activity                    (1,099)                   (170)                   (54)
 Net annuity transactions                 --                      --                     --
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (93,495)                 52,887                135,662
                               -------------            ------------            -----------
 Net increase (decrease) in
  net assets                        (392,463)                (24,335)                55,940
NET ASSETS:
 Beginning of year                16,739,124               2,444,417                673,723
                               -------------            ------------            -----------
 End of year                     $16,346,661              $2,420,082               $729,663
                               =============            ============            ===========

                                    INVESCO               INVESCO               INVESCO
                                   VAN KAMPEN           VAN KAMPEN            VAN KAMPEN
                                 U.S. MORTGAGE           SMALL CAP             AMERICAN
                                      FUND              VALUE FUND            VALUE FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $12                 $(1,896)               $(245)
 Net realized gain (loss) on
  security transactions                   6                  (6,396)                (386)
 Net realized gain on
  distributions                          --                  48,866                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8)               (104,341)                (292)
                                     ------             -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             10                 (63,767)                (923)
                                     ------             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                              194                 297,898               15,469
 Net transfers                           --                  74,033               (1,207)
 Surrenders for benefit
  payments and fees                    (190)                (60,617)              (2,783)
 Other transactions                       1                       1                   --
 Net loan activity                       --                     (56)                  --
 Net annuity transactions                --                      --                   --
                                     ------             -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       5                 311,259               11,479
                                     ------             -----------            ---------
 Net increase (decrease) in
  net assets                             15                 247,492               10,556
NET ASSETS:
 Beginning of year                      339                 476,998               15,564
                                     ------             -----------            ---------
 End of year                           $354                $724,490              $26,120
                                     ======             ===========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       MORGAN STANLEY              INVESCO
                                        INSTITUTIONAL            VAN KAMPEN
                                         OPPORTUNITY                VALUE
                                          PORTFOLIO          OPPORTUNITIES FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT (41)(42)
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(722)                  $1,532
 Net realized gain (loss) on
  security transactions                       2,008                 (171,204)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (2,249)                 143,485
                                          ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                                   (963)                 (26,187)
                                          ---------              -----------
UNIT TRANSACTIONS:
 Purchases                                   15,886                    8,907
 Net transfers                                2,971                  (49,237)
 Surrenders for benefit
  payments and fees                         (20,400)                (120,860)
 Other transactions                              11                       --
 Net loan activity                              (23)                      --
 Net annuity transactions                        --                       --
                                          ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (1,555)                (161,190)
                                          ---------              -----------
 Net increase (decrease) in
  net assets                                 (2,518)                (187,377)
NET ASSETS:
 Beginning of year                           70,653                  810,011
                                          ---------              -----------
 End of year                                $68,135                 $622,634
                                          =========              ===========

(41) Funded as of May 20, 2011.

(42) Effective May 20, 2011 Invesco Basic Value Fund merged with Invesco Van Kampen Value Opportunities Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                      INVESCO
                                        INVESCO                     VAN KAMPEN                      INVESCO
                                      DIVERSIFIED                    AMERICAN                     GLOBAL CORE
                                     DIVIDEND FUND                FRANCHISE FUND                  EQUITY FUND
                                 SUB-ACCOUNT (41)(43)      SUB-ACCOUNT (41)(44)(45)(46)      SUB-ACCOUNT (41)(47)
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,443                        $(457)                         $365
 Net realized gain (loss) on
  security transactions                  (327,529)                       8,327                           444
 Net realized gain on
  distributions                             3,909                          468                         3,793
 Net unrealized appreciation
  (depreciation) of
  investments during the year             300,013                      (11,979)                       (5,780)
                                      -----------                    ---------                     ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (19,164)                      (3,641)                       (1,178)
                                      -----------                    ---------                     ---------
UNIT TRANSACTIONS:
 Purchases                                 42,188                       14,482                         2,225
 Net transfers                            (19,050)                       3,309                            --
 Surrenders for benefit
  payments and fees                       (37,241)                      (1,929)                         (258)
 Other transactions                            (1)                          --                            --
 Net loan activity                            (17)                         (22)                           --
 Net annuity transactions                      --                           --                            --
                                      -----------                    ---------                     ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (14,121)                      15,840                         1,967
                                      -----------                    ---------                     ---------
 Net increase (decrease) in
  net assets                              (33,285)                      12,199                           789
NET ASSETS:
 Beginning of year                        373,841                       31,808                        20,787
                                      -----------                    ---------                     ---------
 End of year                             $340,556                      $44,007                       $21,576
                                      ===========                    =========                     =========

                                                         WELLS FARGO          WELLS FARGO
                                                          ADVANTAGE            ADVANTAGE
                                   VANGUARD 500         INTERNATIONAL         TOTAL RETURN
                                    INDEX FUND           EQUITY FUND           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $15,767                 $511                  $931
 Net realized gain (loss) on
  security transactions                    293                4,290                   (11)
 Net realized gain on
  distributions                             --                   --                 2,717
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,773)             (10,325)                  859
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,287               (5,524)                4,496
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                             274,822                7,791                20,056
 Net transfers                          27,018                   --                50,763
 Surrenders for benefit
  payments and fees                    (45,108)                (144)               (2,945)
 Other transactions                         --                   (1)                   (1)
 Net loan activity                         (32)                  (1)                   (6)
 Net annuity transactions                   --                   --                    --
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    256,700                7,645                67,867
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                           269,987                2,121                72,363
NET ASSETS:
 Beginning of year                     640,778               34,478                47,041
                                    ----------            ---------            ----------
 End of year                          $910,765              $36,599              $119,404
                                    ==========            =========            ==========

(41) Funded as of May 20, 2011.

(43) Effective May 20, 2011 Invesco Financial Services Fund merged with Invesco Diversified Dividend Fund.

(44) Effective May 20, 2011 Invesco Large Cap Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(45) Effective May 20, 2011 Invesco Van Kampen Enterprise Fund merged with Invesco Van Kampen American Franchise Fund.

(46) Effective May 20, 2011 Invesco Van Kampen Capital Growth Fund merged with Invesco Van Kampen American Franchise Fund.

(47) Effective May 20, 2011 Invesco Van Kampen Global Franchise Fund merged with Invesco Global Core Equity Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   COLUMBIA SELIGMAN        COLUMBIA SELIGMAN
                                   COMMUNICATIONS AND             GLOBAL
                                    INFORMATION FUND         TECHNOLOGY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,867)                 $(1,147)
 Net realized gain (loss) on
  security transactions                       257                    2,559
 Net realized gain on
  distributions                            13,547                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (29,534)                 (10,642)
                                       ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (17,597)                  (9,230)
                                       ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                 56,407                   21,677
 Net transfers                              5,791                      280
 Surrenders for benefit
  payments and fees                        (3,226)                  (2,820)
 Other transactions                            (2)                      --
 Net loan activity                             --                       --
 Net annuity transactions                      --                       --
                                       ----------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        58,970                   19,137
                                       ----------               ----------
 Net increase (decrease) in
  net assets                               41,373                    9,907
NET ASSETS:
 Beginning of year                        290,328                   95,713
                                       ----------               ----------
 End of year                             $331,701                 $105,620
                                       ==========               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LEGG MASON
                                    PARTNERS
                                   CLEARBRIDGE
                                    SMALL CAP             BALANCED           CONSERVATIVE
                                   VALUE FUND          STRATEGY FUND         STRATEGY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(291)               $1,277                 $315
 Net realized gain (loss) on
  security transactions                 4,427                   739                 (621)
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,980)               (4,769)                 (75)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,844)               (2,753)                (381)
                                    ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              5,779                63,604                5,322
 Net transfers                         (1,825)               20,468              (11,252)
 Surrenders for benefit
  payments and fees                    (5,581)              (13,736)             (18,351)
 Other transactions                        --                     1                   --
 Net loan activity                         --                    --                   --
 Net annuity transactions                  --                    --                   --
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,627)               70,337              (24,281)
                                    ---------            ----------            ---------
 Net increase (decrease) in
  net assets                           (3,471)               67,584              (24,662)
NET ASSETS:
 Beginning of year                     34,944                50,633               31,597
                                    ---------            ----------            ---------
 End of year                          $31,473              $118,217               $6,935
                                    =========            ==========            =========


                                     GROWTH              MODERATE
                                  STRATEGY FUND        STRATEGY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)            $376                 $625
 Net realized gain (loss) on
  security transactions                    (3)                (133)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (5,152)              (1,465)
                                    ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (4,779)                (973)
                                    ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             31,397               16,073
 Net transfers                             --                   --
 Surrenders for benefit
  payments and fees                      (401)              (7,540)
 Other transactions                        --                   --
 Net loan activity                         --                   --
 Net annuity transactions                  --                   --
                                    ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    30,996                8,533
                                    ---------            ---------
 Net increase (decrease) in
  net assets                           26,217                7,560
NET ASSETS:
 Beginning of year                     46,212               44,767
                                    ---------            ---------
 End of year                          $72,429              $52,327
                                    =========            =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY
                                         EQUITY            AMERICAN CENTURY VP
                                       INCOME FUND             GROWTH FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT (1)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $321,974                 $(14)
 Net realized gain (loss) on
  security transactions                      33,017                   --
 Net realized gain on
  distributions                                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,477,868                  544
                                      -------------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,832,859                  530
                                      -------------              -------
UNIT TRANSACTIONS:
 Purchases                               14,188,760                3,059
 Net transfers                              (11,454)                  --
 Surrenders for benefit
  payments and fees                      (2,645,973)                 (18)
 Other transactions                              --                   --
 Death benefits                                  --                   --
 Net loan activity                             (278)                  --
                                      -------------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      11,531,055                3,041
                                      -------------              -------
 Net increase (decrease) in
  net assets                             13,363,914                3,571
NET ASSETS:
 Beginning of year                        6,321,751                   --
                                      -------------              -------
 End of year                            $19,685,665               $3,571
                                      =============              =======

(1)  Funded as of June 22, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP       AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                    ULTRA(R) FUND             BALANCED FUND          INTERNATIONAL FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(248)                     $647                       $23
 Net realized gain (loss) on
  security transactions                   4,004                       204                    (4,473)
 Net realized gain on
  distributions                              --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               178                     4,839                     4,233
                                      ---------                 ---------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,934                     5,690                      (217)
                                      ---------                 ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                6,040                     1,096                        --
 Net transfers                          (17,409)                    2,418                        --
 Surrenders for benefit
  payments and fees                        (444)                   (9,847)                  (11,205)
 Other transactions                          --                        --                        --
 Death benefits                              --                        --                        --
 Net loan activity                           (6)                       --                        --
                                      ---------                 ---------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,819)                   (6,333)                  (11,205)
                                      ---------                 ---------                 ---------
 Net increase (decrease) in
  net assets                             (7,885)                     (643)                  (11,422)
NET ASSETS:
 Beginning of year                       32,840                    54,572                    13,776
                                      ---------                 ---------                 ---------
 End of year                            $24,955                   $53,929                    $2,354
                                      =========                 =========                 =========

                                   AMERICAN CENTURY         AMERICAN CENTURY VP
                                      SMALL CAP                LARGE COMPANY          AMERICAN CENTURY VP
                                      VALUE FUND                VALUE FUND                VISTASM FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $9,083                     $146                    $(4,158)
 Net realized gain (loss) on
  security transactions                       520                   (1,903)                     3,290
 Net realized gain on
  distributions                                --                       --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             181,547                    5,535                    117,607
                                     ------------                ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              191,150                    3,778                    116,739
                                     ------------                ---------                 ----------
UNIT TRANSACTIONS:
 Purchases                                497,102                   11,014                    177,619
 Net transfers                            800,725                       (2)                   (23,323)
 Surrenders for benefit
  payments and fees                       (53,826)                  (1,186)                   (32,234)
 Other transactions                            --                       --                         --
 Death benefits                                --                       --                         --
 Net loan activity                            (12)                      (5)                       (81)
                                     ------------                ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,243,989                    9,821                    121,981
                                     ------------                ---------                 ----------
 Net increase (decrease) in
  net assets                            1,435,139                   13,599                    238,720
NET ASSETS:
 Beginning of year                         24,360                   29,878                    425,679
                                     ------------                ---------                 ----------
 End of year                           $1,459,499                  $43,477                   $664,399
                                     ============                =========                 ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN CENTURY          AMERICAN CENTURY
                                   INFLATION-ADJUSTED              EQUITY
                                       BOND FUND                 GROWTH FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $742                      $(82)
 Net realized gain (loss) on
  security transactions                       103                        --
 Net realized gain on
  distributions                               591                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               1,988                     3,780
                                       ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                3,424                     3,698
                                       ----------                 ---------
UNIT TRANSACTIONS:
 Purchases                                 39,884                     8,053
 Net transfers                               (140)                    1,736
 Surrenders for benefit
  payments and fees                       (12,800)                      (61)
Other transactions                             --                        --
 Death benefits                                --                        --
 Net loan activity                             --                        --
                                       ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        26,944                     9,728
                                       ----------                 ---------
 Net increase (decrease) in
  net assets                               30,368                    13,426
NET ASSETS:
 Beginning of year                         77,744                    20,414
                                       ----------                 ---------
 End of year                             $108,112                   $33,840
                                       ==========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN CENTURY VP
                                       INCOME &            AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                     GROWTH FUND                ULTRA FUND                VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,886                   $(1,061)                  $13,917
 Net realized gain (loss) on
  security transactions                  (13,052)                   (1,696)                   (8,059)
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             37,737                    83,498                   106,287
                                      ----------                ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              26,571                    80,741                   112,145
                                      ----------                ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 9,726                    12,592                     5,413
 Net transfers                           (71,722)                   (1,476)                   (6,040)
 Surrenders for benefit
  payments and fees                      (15,307)                  (37,306)                  (82,857)
Other transactions                           112                        --                       100
 Death benefits                           (2,246)                       --                    (1,491)
 Net loan activity                            --                        --                        --
                                      ----------                ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (79,437)                  (26,190)                  (84,875)
                                      ----------                ----------                ----------
 Net increase (decrease) in
  net assets                             (52,866)                   54,551                    27,270
NET ASSETS:
 Beginning of year                       268,590                   552,227                   945,165
                                      ----------                ----------                ----------
 End of year                            $215,724                  $606,778                  $972,435
                                      ==========                ==========                ==========

                                 AMERICAN CENTURY VP       INVESCO V.I.         INVESCO V.I.
                                       MID CAP               SMALL CAP            FINANCIAL
                                     VALUE FUND             EQUITY FUND         SERVICES FUND
                                   SUB-ACCOUNT (2)        SUB-ACCOUNT (3)      SUB-ACCOUNT (4)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $9                   $(213)                $(50)
 Net realized gain (loss) on
  security transactions                     --                    (310)                (474)
 Net realized gain on
  distributions                             --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              573                   6,592                 (213)
                                       -------               ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               582                   6,069                 (737)
                                       -------               ---------            ---------
UNIT TRANSACTIONS:
 Purchases                               7,370                      89                  240
 Net transfers                             (85)                 22,037               14,012
 Surrenders for benefit
  payments and fees                         (7)                 (1,486)              (2,437)
Other transactions                          --                      --                   --
 Death benefits                             --                      --                   --
 Net loan activity                          --                      --                   --
                                       -------               ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,278                  20,640               11,815
                                       -------               ---------            ---------
 Net increase (decrease) in
  net assets                             7,860                  26,709               11,078
NET ASSETS:
 Beginning of year                          --                  14,325                2,178
                                       -------               ---------            ---------
 End of year                            $7,860                 $41,034              $13,256
                                       =======               =========            =========

(2)  Funded as of July 17, 2010.

(3)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Financial Services Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 INVESCO
                                     INVESCO V.I.                 BASIC
                                     LEISURE FUND              VALUE FUND
                                  SUB-ACCOUNT (5)(6)         SUB-ACCOUNT (7)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $3                    $(5,753)
 Net realized gain (loss) on
  security transactions                       (2)                  (271,072)
 Net realized gain on
  distributions                               --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                496                    344,026
                                       ---------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 497                     67,201
                                       ---------              -------------
UNIT TRANSACTIONS:
 Purchases                                    --                    258,190
 Net transfers                             9,555                   (143,124)
 Surrenders for benefit
  payments and fees                           --                 (1,096,480)
 Other transactions                           --                         --
 Death benefits                               --                         --
 Net loan activity                            --                         (8)
                                       ---------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        9,555                   (981,422)
                                       ---------              -------------
 Net increase (decrease) in
  net assets                              10,052                   (914,221)
NET ASSETS:
 Beginning of year                            --                  1,724,232
                                       ---------              -------------
 End of year                             $10,052                   $810,011
                                       =========              =============

(5)  Formerly AIM V.I. Leisure Fund. Change effective April 30, 2010.

(6)  Funded as of April 14, 2010.

(7)  Formerly AIM Basic Value Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO               INVESCO               INVESCO
                                     EUROPEAN           INTERNATIONAL            MID CAP
                                   GROWTH FUND           GROWTH FUND         CORE EQUITY FUND
                                 SUB-ACCOUNT (8)       SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,778                $1,320               $(1,548)
 Net realized gain (loss) on
  security transactions                  2,451                20,147                  (813)
 Net realized gain on
  distributions                             --                    --                 3,344
 Net unrealized appreciation
  (depreciation) of
  investments during the year           51,770                26,021                20,637
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            57,999                47,488                21,620
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             174,381               224,029                31,187
 Net transfers                         (22,413)              (33,344)               18,816
 Surrenders for benefit
  payments and fees                    (16,223)              (27,242)              (26,303)
 Other transactions                         --                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                         (18)                 (135)                   (9)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    135,727               163,308                23,691
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           193,726               210,796                45,311
NET ASSETS:
 Beginning of year                     343,571               270,164               161,172
                                    ----------            ----------            ----------
 End of year                          $537,297              $480,960              $206,483
                                    ==========            ==========            ==========

                                     INVESCO                                       INVESCO
                                    SMALL CAP               INVESCO               SMALL CAP
                                   GROWTH FUND          REAL ESTATE FUND         EQUITY FUND
                                 SUB-ACCOUNT (11)       SUB-ACCOUNT (12)       SUB-ACCOUNT (13)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,820)                $23,612               $(1,742)
 Net realized gain (loss) on
  security transactions                 (1,849)                 10,846                 6,551
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          143,474                 408,526                51,660
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           137,805                 442,984                56,469
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             109,429                 804,392                70,404
 Net transfers                          12,786                 181,686                (2,821)
 Surrenders for benefit
  payments and fees                    (66,081)               (185,038)              (35,226)
 Other transactions                         --                      --                    --
 Death benefits                             --                      --                    --
 Net loan activity                          (6)                   (239)                   (9)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     56,128                 800,801                32,348
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           193,933               1,243,785                88,817
NET ASSETS:
 Beginning of year                     502,996               1,575,293               165,263
                                    ----------            ------------            ----------
 End of year                          $696,929              $2,819,078              $254,080
                                    ==========            ============            ==========

(8)  Formerly AIM European Growth Fund. Change effective April 30, 2010.

(9)  Formerly AIM International Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM Mid Cap Core Equity Fund. Change effective April 30, 2010.

(11) Formerly AIM Small Cap Growth Fund. Change effective April 30, 2010.

(12) Formerly AIM Real Estate Fund. Change effective April 30, 2010.

(13) Formerly AIM Small Cap Equity Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         INVESCO                  INVESCO
                                        LARGE CAP                 CAPITAL
                                       GROWTH FUND           DEVELOPMENT FUND
                                  SUB-ACCOUNT (14)(15)       SUB-ACCOUNT (16)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(76)                   $(134)
 Net realized gain (loss) on
  security transactions                        27                    2,807
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               2,579                     (196)
                                        ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                2,530                    2,477
                                        ---------                ---------
UNIT TRANSACTIONS:
 Purchases                                 16,092                    5,732
 Net transfers                                (45)                      --
 Surrenders for benefit
  payments and fees                          (486)                    (114)
 Other transactions                            --                       --
 Death benefits                                --                       --
 Net loan activity                             --                       --
                                        ---------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        15,561                    5,618
                                        ---------                ---------
 Net increase (decrease) in
  net assets                               18,091                    8,095
NET ASSETS:
 Beginning of year                             --                    9,672
                                        ---------                ---------
 End of year                              $18,091                  $17,767
                                        =========                =========

(14) Formerly AIM Large Cap Growth Fund. Change effective April 30, 2010.

(15) Funded as of April 1, 2010.

(16) Formerly AIM Capital Development Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO            AMERICAN CENTURY
                                    DEVELOPING                PRIME             DOMINI SOCIAL
                                   MARKETS FUND         MONEY MARKET FUND        EQUITY FUND
                                 SUB-ACCOUNT (17)        SUB-ACCOUNT (18)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $51                   $(254)                $(23)
 Net realized gain (loss) on
  security transactions                     --                      --                   60
 Net realized gain on
  distributions                             11                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (47)                     --                  838
                                     ---------              ----------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                                15                    (254)                 875
                                     ---------              ----------             --------
UNIT TRANSACTIONS:
 Purchases                              11,797                  95,495                3,928
 Net transfers                              85                 110,123                   --
 Surrenders for benefit
  payments and fees                         (7)                 (1,108)              (1,084)
 Other transactions                         --                      --                   --
 Death benefits                             --                      --                   --
 Net loan activity                          --                      (8)                  --
                                     ---------              ----------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,875                 204,502                2,844
                                     ---------              ----------             --------
 Net increase (decrease) in
  net assets                            11,890                 204,248                3,719
NET ASSETS:
 Beginning of year                          --                      --                3,517
                                     ---------              ----------             --------
 End of year                           $11,890                $204,248               $7,236
                                     =========              ==========             ========

                                                                                    ALLIANCEBERNSTEIN VPS
                                ALLIANCE BERNSTEIN 2055   ALLIANCE BERNSTEIN 2050          BALANCED
                                  RETIREMENT STRATEGY       RETIREMENT STRATEGY        SHARES PORTFOLIO
                                   SUB-ACCOUNT (19)          SUB-ACCOUNT (20)            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                      $2,299                    $1,072
 Net realized gain (loss) on
  security transactions                     --                          57                      (481)
 Net realized gain on
  distributions                             --                       1,019                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                5                      16,444                    10,595
                                         -----                  ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                 5                      19,819                    11,186
                                         -----                  ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 334                     152,235                    38,845
 Net transfers                              --                          (4)                    1,912
 Surrenders for benefit
  payments and fees                         (7)                    (21,317)                   (2,401)
 Other transactions                         --                          --                        --
 Death benefits                             --                          --                        --
 Net loan activity                          --                        (107)                       --
                                         -----                  ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        327                     130,807                    38,356
                                         -----                  ----------                ----------
 Net increase (decrease) in
  net assets                               332                     150,626                    49,542
NET ASSETS:
 Beginning of year                          --                          --                    83,018
                                         -----                  ----------                ----------
 End of year                              $332                    $150,626                  $132,560
                                         =====                  ==========                ==========

(17) Funded as of September 23, 2010.

(18) Funded as of September 7, 2010.

(19) Funded as of December 17, 2010.

(20) Funded as of July 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                       GROWTH AND               INTERNATIONAL
                                    INCOME PORTFOLIO           GROWTH PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(22)                   $10,516
 Net realized gain (loss) on
  security transactions                    (3,612)                   (31,673)
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              10,583                     76,370
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                6,949                     55,213
                                        ---------                 ----------
UNIT TRANSACTIONS:
 Purchases                                 14,267                    143,775
 Net transfers                              2,581                    (29,841)
 Surrenders for benefit
  payments and fees                        (1,501)                   (30,199)
 Other transactions                            --                         --
 Death benefits                                --                         --
 Net loan activity                            (12)                       (51)
                                        ---------                 ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        15,335                     83,684
                                        ---------                 ----------
 Net increase (decrease) in
  net assets                               22,284                    138,897
NET ASSETS:
 Beginning of year                         46,683                    379,265
                                        ---------                 ----------
 End of year                              $68,967                   $518,162
                                        =========                 ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL              GLOBAL          ALLIANCEBERNSTEIN
                                   VALUE PORTFOLIO         VALUE PORTFOLIO        GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $49,042                 $5,291                $(231)
 Net realized gain (loss) on
  security transactions                   68,382                    489                2,803
 Net realized gain on
  distributions                               --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (54,820)                 4,657                2,388
                                    ------------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              62,604                 10,437                4,960
                                    ------------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               373,872                 36,373                8,656
 Net transfers                          (378,090)                   415                   99
 Surrenders for benefit
  payments and fees                     (210,887)                (9,773)                 (70)
 Other transactions                           --                     --                   --
 Death benefits                               --                     --                   --
 Net loan activity                          (163)                    --                   --
                                    ------------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (215,268)                27,015                8,685
                                    ------------             ----------            ---------
 Net increase (decrease) in
  net assets                            (152,664)                37,452               13,645
NET ASSETS:
 Beginning of year                     2,011,257                 99,767               27,304
                                    ------------             ----------            ---------
 End of year                          $1,858,593               $137,219              $40,949
                                    ============             ==========            =========

                                 ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN VPS
                                   SMALL/MID-CAP           SMALL-MID CAP         ALLIANCEBERNSTEIN
                                    GROWTH FUND           VALUE PORTFOLIO           VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(618)                   $(1,789)                  $1
 Net realized gain (loss) on
  security transactions                   23                       (779)                   1
 Net realized gain on
  distributions                           --                         --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         22,438                     49,040                   41
                                   ---------                 ----------                -----
 Net increase (decrease) in
  net assets resulting from
  operations                          21,843                     46,472                   43
                                   ---------                 ----------                -----
UNIT TRANSACTIONS:
 Purchases                            15,239                    223,678                  378
 Net transfers                            --                    (18,555)                  --
 Surrenders for benefit
  payments and fees                      (55)                   (15,631)                 (11)
 Other transactions                       --                         --                   --
 Death benefits                           --                         --                   --
 Net loan activity                        --                        (17)                  --
                                   ---------                 ----------                -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   15,184                    189,475                  367
                                   ---------                 ----------                -----
 Net increase (decrease) in
  net assets                          37,027                    235,947                  410
NET ASSETS:
 Beginning of year                    47,815                     75,898                  131
                                   ---------                 ----------                -----
 End of year                         $84,842                   $311,845                 $541
                                   =========                 ==========                =====

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      ALLIANCEBERNSTEIN 2015    ALLIANCEBERNSTEIN 2025
                                       RETIREMENT STRATEGY       RETIREMENT STRATEGY
                                           SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,176                    $4,133
 Net realized gain (loss) on
  security transactions                            (10)                      854
 Net realized gain on distributions                 --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                                5,652                    17,973
                                            ----------                ----------
 Net increase (decrease) in net
  assets resulting from operations               9,818                    22,960
                                            ----------                ----------
UNIT TRANSACTIONS :
 Purchases                                     166,584                   221,941
 Net transfers                                      (4)                       (4)
 Surrenders for benefit payments
  and fees                                      (1,637)                  (33,293)
 Other transactions                                 --                        --
 Death benefits                                     --                        --
 Net loan activity                                 (57)                      (87)
                                            ----------                ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                 164,886                   188,557
                                            ----------                ----------
 Net increase (decrease) in net
  assets                                       174,704                   211,517
NET ASSETS:
 Beginning of year                                 996                       244
                                            ----------                ----------
 End of year                                  $175,700                  $211,761
                                            ==========                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              ALLIANCEBERNSTEIN 2035      ALLIANCEBERNSTEIN 2045     ALLIANCEBERNSTEIN 2000
                               RETIREMENT STRATEGY         RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                   SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT (21)
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $2,804                      $2,069                       $6
 Net realized gain (loss)
  on security transactions                 (13)                         54                       --
 Net realized gain on
  distributions                             --                          --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  23,187                      17,319                       12
                                    ----------                  ----------                    -----
 Net increase (decrease)
  in net assets resulting
  from operations                       25,978                      19,442                       18
                                    ----------                  ----------                    -----
UNIT TRANSACTIONS:
 Purchases                             194,443                     152,324                      510
 Net transfers                              (4)                       (711)                      87
 Surrenders for benefit
  payments and fees                     (9,264)                     (3,837)                      (7)
 Other transactions                         --                          --                       --
 Death benefits                             --                          --                       --
 Net loan activity                         (57)                        (74)                      --
                                    ----------                  ----------                    -----
 Net increase (decrease)
  in net assets resulting
  from unit transactions               185,118                     147,702                      590
                                    ----------                  ----------                    -----
 Net increase (decrease)
  in net assets                        211,096                     167,144                      608
NET ASSETS:
 Beginning of year                       3,573                       1,456                       --
                                    ----------                  ----------                    -----
 End of year                          $214,669                    $168,600                     $608
                                    ==========                  ==========                    =====

                             ALLIANCEBERNSTEIN 2010      ALLIANCEBERNSTEIN 2020      ALLIANCEBERNSTEIN 2030
                               RETIREMENT STRATEGY        RETIREMENT STRATEGY         RETIREMENT STRATEGY
                                SUB-ACCOUNT (22)              SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $1,005                      $7,983                     $12,169
 Net realized gain (loss)
  on security transactions                (65)                      1,413                         621
 Net realized gain on
  distributions                            --                          --                          --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                  2,250                      33,862                      68,796
                                    ---------                  ----------                  ----------
 Net increase (decrease)
  in net assets resulting
  from operations                       3,190                      43,258                      81,586
                                    ---------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                             40,032                     365,679                     651,761
 Net transfers                             (4)                     (1,160)                         (4)
 Surrenders for benefit
  payments and fees                    (2,163)                    (20,910)                    (30,529)
 Other transactions                        --                          --                          --
 Death benefits                            --                          --                          --
 Net loan activity                         --                         (96)                       (385)
                                    ---------                  ----------                  ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               37,865                     343,513                     620,843
                                    ---------                  ----------                  ----------
 Net increase (decrease)
  in net assets                        41,055                     386,771                     702,429
NET ASSETS:
 Beginning of year                         --                       9,691                       4,883
                                    ---------                  ----------                  ----------
 End of year                          $41,055                    $396,462                    $707,312
                                    =========                  ==========                  ==========

(21) Funded as of January 15, 2010.

(22) Funded as of April 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN 2040        AMERICAN FUNDS
                                   RETIREMENT STRATEGY            AMCAP FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $2,880                    $(6,045)
 Net realized gain (loss) on
  security transactions                        590                     12,347
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               25,487                    110,145
                                        ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                28,957                    116,447
                                        ----------               ------------
UNIT TRANSACTIONS:
 Purchases                                 228,238                    501,003
 Net transfers                              (6,850)                   (27,913)
 Surrenders for benefit
  payments and fees                        (10,513)                   (88,366)
 Other transactions                             --                         --
 Death benefits                                 --                         --
 Net loan activity                              --                       (138)
                                        ----------               ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        210,875                    384,586
                                        ----------               ------------
 Net increase (decrease) in
  net assets                               239,832                    501,033
NET ASSETS:
 Beginning of year                           9,328                    633,691
                                        ----------               ------------
 End of year                              $249,160                 $1,134,724
                                        ==========               ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                      AMERICAN             CAPITAL INCOME             EUROPACIFIC
                                   BALANCED FUND            BUILDER FUND              GROWTH FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,322                 $437,293                 $114,966
 Net realized gain (loss) on
  security transactions                   20,640                   (7,672)                 501,164
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            412,145                  627,282                  664,738
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             464,107                1,056,903                1,280,868
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,279,817                3,897,937                5,790,972
 Net transfers                           (11,621)                (123,042)                (157,939)
 Surrenders for benefit
  payments and fees                     (324,190)                (978,091)                (920,786)
 Other transactions                           --                       --                       --
 Death benefits                               --                       --                       --
 Net loan activity                          (368)                    (659)                    (678)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      943,638                2,796,145                4,711,569
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,407,745                3,853,048                5,992,437
NET ASSETS:
 Beginning of year                     3,347,088               11,215,101                9,360,872
                                    ------------            -------------            -------------
 End of year                          $4,754,833              $15,068,149              $15,353,309
                                    ============            =============            =============

                                   AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                                    FUNDAMENTAL                 NEW                THE BOND FUND
                                   INVESTORS FUND         PERSPECTIVE FUND           OF AMERICA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $36,980                  $2,731                $127,629
 Net realized gain (loss) on
  security transactions                   17,669                  19,718                   5,985
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            887,855                 324,334                 141,659
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             942,504                 346,783                 275,273
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,872,294               1,543,261               1,732,690
 Net transfers                          (121,440)               (112,007)               (206,826)
 Surrenders for benefit
  payments and fees                     (373,430)               (183,941)               (526,635)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (352)                   (160)                   (451)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,377,072               1,247,153                 998,778
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,319,576               1,593,936               1,274,051
NET ASSETS:
 Beginning of year                     5,407,014               2,004,102               4,271,021
                                    ------------            ------------            ------------
 End of year                          $8,726,590              $3,598,038              $5,545,072
                                    ============            ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                    THE GROWTH FUND         THE INCOME FUND
                                    OF AMERICA FUND            OF AMERICA
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $61,013                $181,510
 Net realized gain (loss) on
  security transactions                    972,394                  11,060
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,706,790                 349,972
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,740,197                 542,542
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              12,115,979               1,549,288
 Net transfers                            (107,196)                233,512
 Surrenders for benefit
  payments and fees                     (2,033,035)               (565,046)
 Other transactions                             --                      --
 Death benefits                                 --                      --
 Net loan activity                          (2,051)                   (245)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      9,973,697               1,217,509
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            13,713,894               1,760,051
NET ASSETS:
 Beginning of year                      22,317,015               4,245,012
                                     -------------            ------------
 End of year                           $36,030,909              $6,005,063
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                   THE INVESTMENT          AMERICAN FUNDS          AMERICAN FUNDS
                                      COMPANY                 THE NEW                WASHINGTON
                                     OF AMERICA             ECONOMY FUND          MUTUAL INVESTORS
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $45,419                 $(1,769)                $26,033
 Net realized gain (loss) on
  security transactions                   39,950                   2,154                   3,328
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            402,872                 105,040                 201,318
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             488,241                 105,425                 230,679
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,014,920                 212,195                 701,651
 Net transfers                           (75,569)                 44,225                 (72,355)
 Surrenders for benefit
  payments and fees                     (370,514)                (62,257)                (73,276)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (283)                    (10)                   (220)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,568,554                 194,153                 555,800
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           2,056,795                 299,578                 786,479
NET ASSETS:
 Beginning of year                     3,518,816                 708,584               1,456,534
                                    ------------            ------------            ------------
 End of year                          $5,575,611              $1,008,162              $2,243,013
                                    ============            ============            ============

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           CAPITAL WORLD          AMERICAN FUNDS
                                      AMERICAN                GROWTH &                SMALLCAP
                                    MUTUAL FUND              INCOME FUND             WORLD FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $19,512                 $224,795                $3,443
 Net realized gain (loss) on
  security transactions                    8,479                  (11,243)                9,417
 Net realized gain on
  distributions                               --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            102,909                  777,445               121,757
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             130,900                  990,997               134,617
                                    ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               832,382                4,813,244               164,822
 Net transfers                           (41,879)                 721,345                15,085
 Surrenders for benefit
  payments and fees                      (59,850)                (906,543)              (53,145)
 Other transactions                           --                       --                    --
 Death benefits                               --                       --                    --
 Net loan activity                           (80)                    (753)                  (11)
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      730,573                4,627,293               126,751
                                    ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             861,473                5,618,290               261,368
NET ASSETS:
 Beginning of year                       648,186                8,696,252               493,119
                                    ------------            -------------            ----------
 End of year                          $1,509,659              $14,314,542              $754,487
                                    ============            =============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       ARIEL
                                    APPRECIATION
                                        FUND               ARIEL FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(814)                $(547)
 Net realized gain (loss) on
  security transactions                    (475)               (1,034)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            24,869                21,337
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,580                19,756
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               32,250                35,919
 Net transfers                             (329)               40,313
 Surrenders for benefit
  payments and fees                        (917)                 (193)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      31,004                76,039
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             54,584                95,795
NET ASSETS:
 Beginning of year                      101,839                42,699
                                     ----------            ----------
 End of year                           $156,423              $138,494
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      ARTISAN                                       AVE MARIA
                                      MID CAP                AVE MARIA               RISING
                                     VALUE FUND          OPPORTUNITY FUND         DIVIDEND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (17)       SUB-ACCOUNT (23)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,952                $ --                      $42
 Net realized gain (loss) on
  security transactions                    1,499                  --                       --
 Net realized gain on
  distributions                           33,554                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            181,469                  10                      (37)
                                    ------------               -----                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             228,474                  10                        5
                                    ------------               -----                ---------
UNIT TRANSACTIONS:
 Purchases                               599,693                 140                    9,474
 Net transfers                           775,666                  --                    4,070
 Surrenders for benefit
  payments and fees                     (117,266)                 --                       (3)
 Other transactions                           --                  --                       --
 Death benefits                               --                  --                       --
 Net loan activity                           (51)                 --                       --
                                    ------------               -----                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,258,042                 140                   13,541
                                    ------------               -----                ---------
 Net increase (decrease) in
  net assets                           1,486,516                 150                   13,546
NET ASSETS:
 Beginning of year                       701,964                  --                       --
                                    ------------               -----                ---------
 End of year                          $2,188,480                $150                  $13,546
                                    ============               =====                =========


                                     AVE MARIA        LIFEPATH 2020       LIFEPATH 2030
                                    GROWTH FUND         PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT (24)      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(30)            $130,279             $88,141
 Net realized gain (loss) on
  security transactions                     72              364,944             152,602
 Net realized gain on
  distributions                             --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,685              490,365             687,091
                                     ---------        -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,727              985,588             927,834
                                     ---------        -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               1,770            5,022,410           3,753,973
 Net transfers                           6,931             (226,818)            266,074
 Surrenders for benefit
  payments and fees                       (260)            (815,921)           (510,293)
 Other transactions                         --                   --                  --
 Death benefits                             --                   --                  --
 Net loan activity                          (9)              (1,884)             (2,539)
                                     ---------        -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,432            3,977,787           3,507,215
                                     ---------        -------------       -------------
 Net increase (decrease) in
  net assets                            10,159            4,963,375           4,435,049
NET ASSETS:
 Beginning of year                          --            7,002,102           5,866,706
                                     ---------        -------------       -------------
 End of year                           $10,159          $11,965,477         $10,301,755
                                     =========        =============       =============

(17) Funded as of September 23, 2010.

(23) Funded as of December 16, 2010.

(24) Funded as of September 8, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               LIFEPATH
                                    LIFEPATH 2040             RETIREMENT
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $68,748                 $55,471
 Net realized gain (loss) on
  security transactions                   132,719                  26,634
 Net realized gain on
  distributions                                --                   8,130
 Net unrealized appreciation
  (depreciation) of
  investments during the year             634,993                 227,674
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              836,460                 317,909
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,981,850               1,328,884
 Net transfers                             55,839                 123,850
 Surrenders for benefit
  payments and fees                      (338,134)               (376,917)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                         (1,673)                   (327)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,697,882               1,075,490
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            3,534,342               1,393,399
NET ASSETS:
 Beginning of year                      5,085,773               3,072,743
                                     ------------            ------------
 End of year                           $8,620,115              $4,466,142
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 BLACKROCK
                                   LIFEPATH 2050             BARON                 EQUITY
                                     PORTFOLIO           SMALL CAP FUND        DIVIDEND FUND
                                 SUB-ACCOUNT (25)         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $350                  $(643)               $3,498
 Net realized gain (loss) on
  security transactions                     --                  1,190                    14
 Net realized gain on
  distributions                            346                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,721                138,824                35,306
                                     ---------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,417                139,371                38,818
                                     ---------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              41,269                330,053               386,163
 Net transfers                           3,466                440,276                22,879
 Surrenders for benefit
  payments and fees                        (80)               (16,000)               (5,605)
 Other transactions                         --                     --                    --
 Death benefits                             --                     --                    --
 Net loan activity                          --                    (30)                  (18)
                                     ---------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     44,655                754,299               403,419
                                     ---------             ----------            ----------
 Net increase (decrease) in
  net assets                            48,072                893,670               442,237
NET ASSETS:
 Beginning of year                          --                 61,215               100,636
                                     ---------             ----------            ----------
 End of year                           $48,072               $954,885              $542,873
                                     =========             ==========            ==========

                                    BLACKROCK             BLACKROCK             BLACKROCK
                                     CAPITAL              GOVERNMENT          MID CAP VALUE
                                APPRECIATION FUND        INCOME FUND            PORTFOLIO
                                 SUB-ACCOUNT (26)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                   $5,611                 $223
 Net realized gain (loss) on
  security transactions                  --                      929                  702
 Net realized gain on
  distributions                          --                      834                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2                    7,864                5,320
                                       ----               ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              2                   15,238                6,245
                                       ----               ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               50                   43,852               29,138
 Net transfers                           --                   (8,608)              24,175
 Surrenders for benefit
  payments and fees                      (1)                 (28,751)                (273)
 Other transactions                      --                       --                   --
 Death benefits                          --                       --                   --
 Net loan activity                       --                       --                   --
                                       ----               ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      49                    6,493               53,040
                                       ----               ----------            ---------
 Net increase (decrease) in
  net assets                             51                   21,731               59,285
NET ASSETS:
 Beginning of year                       --                  196,984                  174
                                       ----               ----------            ---------
 End of year                            $51                 $218,715              $59,459
                                       ====               ==========            =========

(25) Funded as of January 20, 2010.

(26) Funded as of November 29, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                            CALVERT SOCIAL
                                    CALVERT VP SRI         INVESTMENT FUND
                                  BALANCED PORTFOLIO       EQUITY PORTFOLIO
                                   SUB-ACCOUNT (27)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,602                 $(15,631)
 Net realized gain (loss) on
  security transactions                       80                    8,287
 Net realized gain on
  distributions                               --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,385                  334,047
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              37,067                  326,703
                                      ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                 2,143                  852,298
 Net transfers                                --                  (13,725)
 Surrenders for benefit
  payments and fees                       (1,570)                (176,758)
 Other transactions                           --                       --
 Death benefits                               --                       --
 Net loan activity                            --                      (54)
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          573                  661,761
                                      ----------             ------------
 Net increase (decrease) in
  net assets                              37,640                  988,464
NET ASSETS:
 Beginning of year                       326,973                1,434,383
                                      ----------             ------------
 End of year                            $364,613               $2,422,847
                                      ==========             ============

(27) Formerly Calvert Social Balances Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            CALVERT SOCIAL
                                  CALVERT LARGE CAP           INVESTMENT                CALVERT
                                     GROWTH FUND               BOND FUND              INCOME FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,027)                  $18,909                $17,090
 Net realized gain (loss) on
  security transactions                   (1,162)                      209                     14
 Net realized gain on
  distributions                               --                    14,092                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             18,410                    19,394                 17,607
                                     -----------             -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              16,221                    52,604                 34,711
                                     -----------             -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                27,307                   592,502                371,857
 Net transfers                              (777)                    8,639                  1,219
 Surrenders for benefit
  payments and fees                      (18,805)                  (29,681)               (30,710)
 Other transactions                           --                        --                     --
 Death benefits                               --                        --                     --
 Net loan activity                            (7)                      (53)                   (91)
                                     -----------             -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        7,718                   571,407                342,275
                                     -----------             -------------            -----------
 Net increase (decrease) in
  net assets                              23,939                   624,011                376,986
NET ASSETS:
 Beginning of year                       137,084                   836,800                514,892
                                     -----------             -------------            -----------
 End of year                            $161,023                $1,460,811               $891,878
                                     ===========             =============            ===========

                                     COLUMBIA            COLUMBIA MARSICO          COLUMBIA
                                    CONTRARIAN             21ST CENTURY            SMALL CAP
                                     CORE FUND                 FUND              VALUE I FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(525)                 $(77)                  $314
 Net realized gain (loss) on
  security transactions                    (106)                    8                   (324)
 Net realized gain on
  distributions                              --                    --                    240
 Net unrealized appreciation
  (depreciation) of
  investments during the year            17,960                 1,083                 10,819
                                    -----------              --------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,329                 1,014                 11,049
                                    -----------              --------              ---------
UNIT TRANSACTIONS:
 Purchases                               29,824                 2,979                 48,735
 Net transfers                              (60)                 (162)                (2,568)
 Surrenders for benefit
  payments and fees                      (5,417)                  (84)                (6,840)
 Other transactions                          --                    --                     --
 Death benefits                              --                    --                     --
 Net loan activity                          (31)                   --                    (18)
                                    -----------              --------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      24,316                 2,733                 39,309
                                    -----------              --------              ---------
 Net increase (decrease) in
  net assets                             41,645                 3,747                 50,358
NET ASSETS:
 Beginning of year                       96,959                 4,223                 17,268
                                    -----------              --------              ---------
 End of year                           $138,604                $7,970                $67,626
                                    ===========              ========              =========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  COLUMBIA MARSICO
                                    INTERNATIONAL            COLUMBIA
                                    OPPORTUNITIES            MID CAP
                                        FUND                VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $115                 $1,304
 Net realized gain (loss) on
  security transactions                    (169)                 3,746
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             2,868                107,699
                                      ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,814                112,749
                                      ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                   --                178,169
 Net transfers                              (22)                20,640
 Surrenders for benefit
  payments and fees                        (356)               (13,479)
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net loan activity                           --                    (34)
                                      ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (378)               185,296
                                      ---------             ----------
 Net increase (decrease) in
  net assets                              2,436                298,045
NET ASSETS:
 Beginning of year                       22,872                399,189
                                      ---------             ----------
 End of year                            $25,308               $697,234
                                      =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         COLUMBIA MARSICO            CRM
                                      COLUMBIA                GROWTH               MID CAP
                                     ACORN FUND              VS FUND              VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,774)              $(3,559)                $(234)
 Net realized gain (loss) on
  security transactions                      402                14,674                 6,855
 Net realized gain on
  distributions                           29,068                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            135,541                59,508                26,035
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             163,237                70,623                32,656
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               829,428               120,751                26,953
 Net transfers                            40,713               (37,939)              (15,152)
 Surrenders for benefit
  payments and fees                      (27,300)              (87,633)              (42,613)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                           (63)                   (5)                   (7)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      842,778                (4,826)              (30,819)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           1,006,015                65,797                 1,837
NET ASSETS:
 Beginning of year                        14,875               357,723               205,603
                                    ------------            ----------            ----------
 End of year                          $1,020,890              $423,520              $207,440
                                    ============            ==========            ==========

                                     COLUMBIA                                      DAVIS
                                    SMALL CAP               DAVIS                NEW YORK
                                    CORE FUND          FINANCIAL FUND          VENTURE FUND
                                 SUB-ACCOUNT (28)        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(443)               $(156)                 $21,938
 Net realized gain (loss) on
  security transactions                     18                  822                  354,012
 Net realized gain on
  distributions                             --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           42,214                4,147                  199,060
                                    ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            41,789                4,813                  575,010
                                    ----------            ---------            -------------
UNIT TRANSACTIONS:
 Purchases                             204,706               13,703                1,561,612
 Net transfers                              (2)               3,344               (1,758,753)
 Surrenders for benefit
  payments and fees                     (1,334)                (230)                (618,554)
 Other transactions                         --                   --                       --
 Death benefits                             --                   --                       --
 Net loan activity                          --                   --                     (336)
                                    ----------            ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    203,370               16,817                 (816,031)
                                    ----------            ---------            -------------
 Net increase (decrease) in
  net assets                           245,159               21,630                 (241,021)
NET ASSETS:
 Beginning of year                          --               35,520                5,424,698
                                    ----------            ---------            -------------
 End of year                          $245,159              $57,150               $5,183,677
                                    ==========            =========            =============

(28) Funded as of August 3, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                                             DREYFUS
                                       DAVIS               BOND MARKET
                                  OPPORTUNITY FUND          INDEX FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,179                 $48,003
 Net realized gain (loss) on
  security transactions                     643                   4,446
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,858                  21,322
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,680                  73,771
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               61,539               2,322,544
 Net transfers                           (3,205)               (182,483)
 Surrenders for benefit
  payments and fees                      (9,174)               (106,279)
 Other transactions                          --                      --
 Death benefits                              --                      --
 Net loan activity                          (11)                   (230)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      49,149               2,033,552
                                     ----------            ------------
 Net increase (decrease) in
  net assets                             77,829               2,107,323
NET ASSETS:
 Beginning of year                      169,160                 497,453
                                     ----------            ------------
 End of year                           $246,989              $2,604,776
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     DREYFUS
                                     LIFETIME
                                    GROWTH AND         DREYFUS VIF             DREYFUS
                                      INCOME           APPRECIATION      INTERNATIONAL STOCK
                                    PORTFOLIO           PORTFOLIO            INDEX FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (29)
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,946               $(1)                  $469
 Net realized gain (loss) on
  security transactions                 (1,862)              (51)                    17
 Net realized gain on
  distributions                             --                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           45,188                90                  1,316
                                    ----------            ------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,272                38                  1,802
                                    ----------            ------              ---------
UNIT TRANSACTIONS:
 Purchases                             140,054                --                 12,863
 Net transfers                          10,549               422                  9,046
 Surrenders for benefit
  payments and fees                    (61,899)             (265)                (1,461)
 Other transactions                         --                --                     --
 Death benefits                             --                --                     --
 Net loan activity                          --                --                     --
                                    ----------            ------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     88,704               157                 20,448
                                    ----------            ------              ---------
 Net increase (decrease) in
  net assets                           133,976               195                 22,250
NET ASSETS:
 Beginning of year                     414,398               265                     --
                                    ----------            ------              ---------
 End of year                          $548,374              $460                $22,250
                                    ==========            ======              =========


                                      DREYFUS                DREYFUS
                                       MIDCAP             SMALLCAP STOCK           DREYFUS
                                     INDEX FUND             INDEX FUND         SMALL CAP FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (30)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,085                $1,636                $(63)
 Net realized gain (loss) on
  security transactions                   24,902                22,862                   2
 Net realized gain on
  distributions                           15,225                14,251                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            139,183                84,529               2,199
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             181,395               123,278               2,138
                                    ------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                               447,264               334,487               2,048
 Net transfers                           (22,932)               31,557                  20
 Surrenders for benefit
  payments and fees                      (55,041)              (17,325)                (35)
 Other transactions                           --                    --                  --
 Death benefits                               --                    --                  --
 Net loan activity                           (58)                  (30)                 --
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      369,233               348,689               2,033
                                    ------------            ----------             -------
 Net increase (decrease) in
  net assets                             550,628               471,967               4,171
NET ASSETS:
 Beginning of year                       586,414               292,502               5,355
                                    ------------            ----------             -------
 End of year                          $1,137,042              $764,469              $9,526
                                    ============            ==========             =======

(29) Funded as of January 4, 2010.

(30) Formerly Dreyfus Small Cap Value Fund. Change effective February 12, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    DREYFUS VIF          DREYFUS VIF
                                    GROWTH AND             QUALITY
                                 INCOME PORTFOLIO       BOND PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8                 $7,806
 Net realized gain (loss) on
  security transactions                   (19)                 1,544
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             150                  7,757
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              139                 17,107
                                      -------             ----------
UNIT TRANSACTIONS:
 Purchases                                 89                  1,856
 Net transfers                          1,209                (58,054)
 Surrenders for benefit
  payments and fees                       (72)                  (771)
 Other transactions                        --                     --
 Death benefits                            --                     --
 Net loan activity                         --                     --
                                      -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,226                (56,969)
                                      -------             ----------
 Net increase (decrease) in
  net assets                            1,365                (39,862)
NET ASSETS:
 Beginning of year                         73                232,735
                                      -------             ----------
 End of year                           $1,438               $192,873
                                      =======             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE DREYFUS                                      DREYFUS
                                     SOCIALLY                DREYFUS               INTERMEDIATE
                                    RESPONSIBLE              S&P 500                   TERM
                                 GROWTH FUND, INC.          INDEX FUND             INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $9                  $23,452                 $43,963
 Net realized gain (loss) on
  security transactions                     (3)                  20,133                   8,192
 Net realized gain on
  distributions                             --                   55,681                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,285                  215,951                  56,559
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,291                  315,217                 108,714
                                     ---------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               4,376                1,161,248                 216,095
 Net transfers                              --                  272,905                 129,310
 Surrenders for benefit
  payments and fees                         --                 (121,695)               (185,384)
 Other transactions                         --                       --                      --
 Death benefits                             --                       --                      --
 Net loan activity                          --                     (115)                    (27)
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,376                1,312,343                 159,994
                                     ---------             ------------            ------------
 Net increase (decrease) in
  net assets                             5,667                1,627,560                 268,708
NET ASSETS:
 Beginning of year                       5,172                1,020,352               1,273,378
                                     ---------             ------------            ------------
 End of year                           $10,839               $2,647,912              $1,542,086
                                     =========             ============            ============

                                                                                 EATON VANCE
                                    EATON VANCE            EATON VANCE            WORLDWIDE
                                     LARGE-CAP               DIVIDEND               HEALTH
                                     VALUE FUND            BUILDER FUND         SCIENCES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $33,080               $19,161               $(1,131)
 Net realized gain (loss) on
  security transactions                      147                   432                 2,697
 Net realized gain on
  distributions                               --                    --                10,397
 Net unrealized appreciation
  (depreciation) of
  investments during the year            541,440                39,649                 2,042
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             574,667                59,242                14,005
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             2,424,104               193,999                74,980
 Net transfers                           361,451                 3,402               (19,615)
 Surrenders for benefit
  payments and fees                     (330,536)              (31,430)               (6,847)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                          (378)                  (90)                  (32)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,454,641               165,881                48,486
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           3,029,308               225,123                62,491
NET ASSETS:
 Beginning of year                     3,233,084               540,729               107,797
                                    ------------            ----------            ----------
 End of year                          $6,262,392              $765,852              $170,288
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                    EATON VANCE
                                    INCOME FUND            EATON VANCE
                                     OF BOSTON            BALANCED FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (31)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $56,041                  $113
 Net realized gain (loss) on
  security transactions                    (101)                   17
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            39,345                   782
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             95,285                   912
                                     ----------             ---------
UNIT TRANSACTIONS:                           --
 Purchases                              344,260                19,073
 Net transfers                            2,796                    --
 Surrenders for benefit
  payments and fees                     (59,459)                  (19)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                          (82)                   --
                                     ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     287,515                19,054
                                     ----------             ---------
 Net increase (decrease) in
  net assets                            382,800                19,966
NET ASSETS:
 Beginning of year                      599,028                    --
                                     ----------             ---------
 End of year                           $981,828               $19,966
                                     ==========             =========

(31) Funded as of March 9, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               WELLS FARGO
                                                          WELLS FARGO           ADVANTAGE
                                    WELLS FARGO            ADVANTAGE             EMERGING
                                  ADVANTAGE ASSET        INTERNATIONAL           MARKETS
                                  ALLOCATION FUND         EQUITY FUND          EQUITY FUND
                                 SUB-ACCOUNT (32)      SUB-ACCOUNT (33)      SUB-ACCOUNT (34)
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(508)                $(68)              $(1,981)
 Net realized gain (loss) on
  security transactions                   4,452               (8,013)                  263
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,571               16,736                67,454
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,515                8,655                65,736
                                    -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               39,228               12,398               338,664
 Net transfers                         (108,173)             (55,945)               38,741
 Surrenders for benefit
  payments and fees                     (19,143)                  26                (9,796)
 Other transactions                          --                   --                    --
 Death benefits                              --                   --                    --
 Net loan activity                           --                   --                   (28)
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (88,088)             (43,521)              367,581
                                    -----------            ---------            ----------
 Net increase (decrease) in
  net assets                            (75,573)             (34,866)              433,317
NET ASSETS:
 Beginning of year                      169,540               69,344                21,319
                                    -----------            ---------            ----------
 End of year                            $93,967              $34,478              $454,636
                                    ===========            =========            ==========


                                     WELLS FARGO            ALGER CAPITAL
                                 ADVANTAGE UTILITY &         APPRECIATION           ALGER MID CAP
                                  TELECOMMUNICATION         INSTITUTIONAL               GROWTH
                                        FUND                     FUND             INSTITUTIONAL FUND
                                  SUB-ACCOUNT (35)           SUB-ACCOUNT           SUB-ACCOUNT (36)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $184                   $(5,882)                $(3,917)
 Net realized gain (loss) on
  security transactions                      13                    18,358                 134,671
 Net realized gain on
  distributions                              --                        --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               365                   376,708                  33,942
                                      ---------              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                562                   389,184                 164,696
                                      ---------              ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               10,997                 1,930,023                 220,365
 Net transfers                               --                   (29,486)               (511,517)
 Surrenders for benefit
  payments and fees                        (464)                 (242,981)                (71,416)
 Other transactions                          --                        --                      --
 Death benefits                              --                        --                      --
 Net loan activity                           (3)                     (116)                    (90)
                                      ---------              ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      10,530                 1,657,440                (362,658)
                                      ---------              ------------            ------------
 Net increase (decrease) in
  net assets                             11,092                 2,046,624                (197,962)
NET ASSETS:
 Beginning of year                        7,657                   658,822               1,096,679
                                      ---------              ------------            ------------
 End of year                            $18,749                $2,705,446                $898,717
                                      =========              ============            ============

(32) Formerly Evergreen Asset Allocation Fund. Change effective July 16, 2010.

(33) Formerly Evergreen International Equity Fund. Change effective July 16,
     2010.

(34) Formerly Evergreen Emerging Markets Growth Fund. Change effective July 16, 2010.

(35) Formerly Evergreen Utility & Telecommunications Fund. Change effective July 16, 2010.

(36) Formerly Alger MidCap Growth Institutional Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                  ALGER SMALL CAP            NUVEEN
                                       GROWTH               MID CAP
                                 INSTITUTIONAL FUND        INDEX FUND
                                  SUB-ACCOUNT (37)      SUB-ACCOUNT (38)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(774)               $1,369
 Net realized gain (loss) on
  security transactions                   2,974                   761
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            18,117                72,954
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             20,317                75,084
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               47,121               358,976
 Net transfers                             (761)              (13,175)
 Surrenders for benefit
  payments and fees                      (5,540)               (6,966)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                           (3)                  (80)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      40,817               338,755
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             61,134               413,839
NET ASSETS:
 Beginning of year                       54,773                    --
                                     ----------            ----------
 End of year                           $115,907              $413,839
                                     ==========            ==========

(37) Formerly Alger SmallCap Growth Institutional Fund. Change effective March 1, 2010.

(38) Funded as of August 20, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        NUVEEN
                                     NUVEEN         MID CAP GROWTH       FIDELITY
                                  EQUITY INDEX      OPPORTUNITIES     ADVISOR EQUITY
                                      FUND               FUND           GROWTH FUND
                                SUB-ACCOUNT (39)   SUB-ACCOUNT (40)     SUB-ACCOUNT
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4               $(1)               $(672)
 Net realized gain (loss) on
  security transactions                  --                --                4,570
 Net realized gain on
  distributions                         125                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (72)               56               11,685
                                    -------             -----            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             57                55               15,583
                                    -------             -----            ---------
UNIT TRANSACTIONS:
 Purchases                            2,046               439               25,232
 Net transfers                           --               148                   --
 Surrenders for benefit
  payments and fees                      (4)               (5)             (17,629)
 Other transactions                      --                --                   --
 Death benefits                          --                --                   --
 Net loan activity                       --                --                   --
                                    -------             -----            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   2,042               582                7,603
                                    -------             -----            ---------
 Net increase (decrease) in
  net assets                          2,099               637               23,186
NET ASSETS:
 Beginning of year                       --                --               68,325
                                    -------             -----            ---------
 End of year                         $2,099              $637              $91,511
                                    =======             =====            =========

                                                            FIDELITY
                                                            ADVISOR
                                     FIDELITY              LEVERAGED                 FIDELITY
                                  ADVISOR VALUE             COMPANY               ADVISOR DYNAMIC
                                 STRATEGIES FUND           STOCK FUND          CAP APPRECIATION FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,674)                $(9,317)                  $(53)
 Net realized gain (loss) on
  security transactions                 49,552                  35,909                     22
 Net realized gain on
  distributions                            227                     279                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          119,330                 261,649                    796
                                   -----------            ------------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                           166,435                 288,520                    765
                                   -----------            ------------                -------
UNIT TRANSACTIONS:
 Purchases                             160,328                 495,256                  1,882
 Net transfers                         (78,437)                (48,432)                    --
 Surrenders for benefit
  payments and fees                   (569,718)                (93,648)                  (600)
 Other transactions                         --                      --                     --
 Death benefits                             --                      --                     --
 Net loan activity                          (2)                    (78)                    --
                                   -----------            ------------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (487,829)                353,098                  1,282
                                   -----------            ------------                -------
 Net increase (decrease) in
  net assets                          (321,394)                641,618                  2,047
NET ASSETS:
 Beginning of year                     773,525               1,037,303                  3,243
                                   -----------            ------------                -------
 End of year                          $452,131              $1,678,921                 $5,290
                                   ===========            ============                =======

(39) Funded as of December 3, 2010.

(40) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    FEDERATED           FEDERATED
                                     CAPITAL             EQUITY
                                APPRECIATION FUND   INCOME FUND, INC
                                   SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20)                $399
 Net realized gain (loss) on
  security transactions                   (3)                   1
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            700                2,013
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             677                2,413
                                     -------            ---------
UNIT TRANSACTIONS:
 Purchases                             6,508                3,481
 Net transfers                            --                   --
 Surrenders for benefit
  payments and fees                     (144)                 (38)
 Other transactions                       --                   --
 Death benefits                           --                   --
 Net loan activity                        (5)                  --
                                     -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,359                3,443
                                     -------            ---------
 Net increase (decrease) in
  net assets                           7,036                5,856
NET ASSETS:
 Beginning of year                       903               19,861
                                     -------            ---------
 End of year                          $7,939              $25,717
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FEDERATED           FEDERATED
                                 FUND FOR U.S.          MID CAP           FEDERATED
                                   GOVERNMENT           GROWTH           HIGH INCOME
                                SECURITIES FUND     STRATEGIES FUND       BOND FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $7,364              $(436)            $2,192
 Net realized gain (loss) on
  security transactions                  (398)             3,129                 (1)
 Net realized gain on
  distributions                            --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,008              3,617              1,699
                                   ----------          ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,974              6,310              3,890
                                   ----------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                            103,451              9,588              4,425
 Net transfers                         (9,718)            (3,219)                --
 Surrenders for benefit
  payments and fees                   (10,727)               (83)              (588)
 Other transactions                        --                 --                 --
 Death benefits                            --                 --                 --
 Net loan activity                         --                 --                 --
                                   ----------          ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    83,006              6,286              3,837
                                   ----------          ---------          ---------
 Net increase (decrease) in
  net assets                           90,980             12,596              7,727
NET ASSETS:
 Beginning of year                    202,107             32,120             28,570
                                   ----------          ---------          ---------
 End of year                         $293,087            $44,716            $36,297
                                   ==========          =========          =========


                                                          FEDERATED           FEDERATED
                                    FEDERATED            SHORT-TERM            STOCK &
                                   KAUFMAN FUND          INCOME FUND          BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT (41)
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,759)             $11,496             $ --
 Net realized gain (loss) on
  security transactions                   8,885                7,064               18
 Net realized gain on
  distributions                              --                   --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           480,999                2,686               --
                                   ------------          -----------           ------
 Net increase (decrease) in
  net assets resulting from
  operations                            486,125               21,246               18
                                   ------------          -----------           ------
UNIT TRANSACTIONS:
 Purchases                            1,099,267               85,087              277
 Net transfers                          (55,130)              58,902               --
 Surrenders for benefit
  payments and fees                    (178,472)            (398,788)            (295)
 Other transactions                          --                   --               --
 Death benefits                              --                   --               --
 Net loan activity                         (201)                  (1)              --
                                   ------------          -----------           ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     865,464             (254,800)             (18)
                                   ------------          -----------           ------
 Net increase (decrease) in
  net assets                          1,351,589             (233,554)              --
NET ASSETS:
 Beginning of year                    2,163,908              535,691               --
                                   ------------          -----------           ------
 End of year                         $3,515,497             $302,137             $ --
                                   ============          ===========           ======

(41) Initially Funded as of February 9, 2010, no units outstanding as of December 31, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FEDERATED           FEDERATED
                                    TOTAL RETURN          CLOVER
                                     BOND FUND          VALUE FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,918             $ --
 Net realized gain (loss) on
  security transactions                      67               --
 Net realized gain on
  distributions                             196               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,584               11
                                     ----------            -----
 Net increase (decrease) in
  net assets resulting from
  operations                             11,765               11
                                     ----------            -----
UNIT TRANSACTIONS:
 Purchases                               82,488               --
 Net transfers                           39,171               --
 Surrenders for benefit
  payments and fees                      (1,962)              (5)
 Other transactions                          --               --
 Death benefits                              --               --
 Net loan activity                           --               --
                                     ----------            -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     119,697               (5)
                                     ----------            -----
 Net increase (decrease) in
  net assets                            131,462                6
NET ASSETS:
 Beginning of year                      185,520              111
                                     ----------            -----
 End of year                           $316,982             $117
                                     ==========            =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      FIDELITY VIP
                                   FEDERATED             GROWTH            FIDELITY VIP
                                 INTERNATIONAL       OPPORTUNITIES           OVERSEAS
                                 LEADERS FUND          PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(11)                $(372)                $305
 Net realized gain (loss) on
  security transactions                   1               (17,462)                  --
 Net realized gain on
  distributions                          --                    --                   75
 Net unrealized appreciation
  (depreciation) of
  investments during the year           224               100,375                4,405
                                    -------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            214                82,541                4,785
                                    -------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              450                15,913                4,762
 Net transfers                           --               (38,022)                  --
 Surrenders for benefit
  payments and fees                      (5)               (4,895)                  --
 Other transactions                      --                    --                   --
 Death benefits                          --                    --                   --
 Net loan activity                       --                    --                   --
                                    -------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     445               (27,004)               4,762
                                    -------            ----------            ---------
 Net increase (decrease) in
  net assets                            659                55,537                9,547
NET ASSETS:
 Beginning of year                      781               393,966               33,408
                                    -------            ----------            ---------
 End of year                         $1,440              $449,503              $42,955
                                    =======            ==========            =========

                                                                               FIDELITY VIP
                                   FIDELITY VIP          FIDELITY VIP            GROWTH &
                                 VALUE STRATEGIES          BALANCED               INCOME
                                    PORTFOLIO             PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(58)               $6,911                $1,327
 Net realized gain (loss) on
  security transactions                 (6,808)                  329                  (766)
 Net realized gain on
  distributions                             --                 3,073                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,844                75,212                19,122
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,978                85,525                19,683
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 505                10,374                 3,828
 Net transfers                          49,098               207,569                    --
 Surrenders for benefit
  payments and fees                     (4,912)               (7,461)               (8,261)
 Other transactions                         --                 1,188                    --
 Death benefits                             --                (7,019)                   --
 Net loan activity                          --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     44,691               204,651                (4,433)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                            58,669               290,176                15,250
NET ASSETS:
 Beginning of year                      69,013               344,297               133,186
                                    ----------            ----------            ----------
 End of year                          $127,682              $634,473              $148,436
                                    ==========            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   FIDELITY VIP          FIDELITY VIP
                                   FREEDOM 2020          FREEDOM 2030
                                     PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (42)      SUB-ACCOUNT (43)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $122                   $477
 Net realized gain (loss) on
  security transactions                     2                     (1)
 Net realized gain on
  distributions                            38                    143
 Net unrealized appreciation
  (depreciation) of
  investments during the year             855                  3,155
                                      -------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,017                  3,774
                                      -------              ---------
UNIT TRANSACTIONS:
 Purchases                                 --                 15,472
 Net transfers                          7,160                 14,682
 Surrenders for benefit
  payments and fees                        --                 (2,311)
 Other transactions                        --                     --
 Death benefits                            --                     --
 Net loan activity                         --                    (10)
                                      -------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,160                 27,833
                                      -------              ---------
 Net increase (decrease) in
  net assets                            8,177                 31,607
NET ASSETS:
 Beginning of year                         --                     --
                                      -------              ---------
 End of year                           $8,177                $31,607
                                      =======              =========

(42) Funded as of February 26, 2010.

(43) Funded as of April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP         FIDELITY VIP             TEMPLETON
                                   FREEDOM 2015         FREEDOM 2025              GLOBAL
                                    PORTFOLIO             PORTFOLIO         OPPORTUNITIES TRUST
                                 SUB-ACCOUNT (44)     SUB-ACCOUNT (45)       SUB-ACCOUNT (46)
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,110                 $9                     $82
 Net realized gain (loss) on
  security transactions                     40                 --                       7
 Net realized gain on
  distributions                          1,708                  2                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,398                 21                   1,033
                                    ----------              -----                 -------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,256                 32                   1,122
                                    ----------              -----                 -------
UNIT TRANSACTIONS:
 Purchases                              36,853                514                   7,857
 Net transfers                         154,569                 --                     (47)
 Surrenders for benefit
  payments and fees                     (1,474)                --                     (12)
 Other transactions                         --                 --                      --
 Death benefits                             --                 --                      --
 Net loan activity                         (11)                --                      --
                                    ----------              -----                 -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    189,937                514                   7,798
                                    ----------              -----                 -------
 Net increase (decrease) in
  net assets                           203,193                546                   8,920
NET ASSETS:
 Beginning of year                          --                 --                      --
                                    ----------              -----                 -------
 End of year                          $203,193               $546                  $8,920
                                    ==========              =====                 =======

                                     TEMPLETON               FRANKLIN               FRANKLIN
                                     DEVELOPING                HIGH                STRATEGIC
                                   MARKETS TRUST           INCOME FUND            INCOME FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,478               $11,474                 $68,430
 Net realized gain (loss) on
  security transactions                   12,376                   543                   5,531
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            179,734                 8,220                  57,508
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             200,588                20,237                 131,469
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               269,011               100,285               1,067,325
 Net transfers                             9,379                 4,392                   5,672
 Surrenders for benefit
  payments and fees                     (141,002)              (12,613)               (101,857)
 Other transactions                           --                    --                      --
 Death benefits                               --                    --                      --
 Net loan activity                           (52)                  (17)                    (71)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      137,336                92,047                 971,069
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             337,924               112,284               1,102,538
NET ASSETS:
 Beginning of year                     1,078,050               122,597                 856,132
                                    ------------            ----------            ------------
 End of year                          $1,415,974              $234,881              $1,958,670
                                    ============            ==========            ============

(44) Funded as of March 1, 2010.

(45) Funded as of August 19, 2010.

(46) Funded as of July 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      TEMPLETON               FRANKLIN
                                        GLOBAL             U.S. GOVERNMENT
                                      BOND FUND            SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $67,652                $23,378
 Net realized gain (loss) on
  security transactions                     2,013                  1,348
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              83,282                 11,897
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              152,947                 36,623
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                              1,122,654                261,457
 Net transfers                            178,232               (214,377)
 Surrenders for benefit
  payments and fees                      (173,273)               (35,884)
 Other transactions                            --                     --
 Death benefits                                --                     --
 Net loan activity                            (72)                   (24)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,127,541                 11,172
                                     ------------            -----------
 Net increase (decrease) in
  net assets                            1,280,488                 47,795
NET ASSETS:
 Beginning of year                        810,581                836,317
                                     ------------            -----------
 End of year                           $2,091,069               $884,112
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN
                                     SMALL CAP                 MUTUAL                TEMPLETON
                                     VALUE FUND            DISCOVERY FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,119)                $60,816                 $17,447
 Net realized gain (loss) on
  security transactions                    7,064                  55,193                 127,389
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            319,799                 476,562                 (17,004)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             321,744                 592,571                 127,832
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               400,968               2,599,585                 481,195
 Net transfers                            91,815                 (74,209)               (714,800)
 Surrenders for benefit
  payments and fees                     (141,337)               (406,874)               (115,996)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (166)                   (408)                   (118)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      351,280               2,118,094                (349,719)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             673,024               2,710,665                (221,887)
NET ASSETS:
 Beginning of year                       960,549               4,393,955               2,004,969
                                    ------------            ------------            ------------
 End of year                          $1,633,573              $7,104,620              $1,783,082
                                    ============            ============            ============

                                                                                     FRANKLIN
                                      FRANKLIN                FRANKLIN                TOTAL
                                    INCOME FUND             GROWTH FUND            RETURN FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $325,590                 $(2,164)               $5,268
 Net realized gain (loss) on
  security transactions                    1,341                  22,720                   817
 Net realized gain on
  distributions                               --                      --                 1,246
 Net unrealized appreciation
  (depreciation) of
  investments during the year            329,056                 123,236                 4,650
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             655,987                 143,792                11,981
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,683,737                 725,005               121,329
 Net transfers                           331,578                 (54,064)               13,307
 Surrenders for benefit
  payments and fees                     (533,896)                (54,670)              (14,545)
 Other transactions                           --                      --                    --
 Death benefits                               --                      --                    --
 Net loan activity                          (258)                   (179)                   (4)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,481,161                 616,092               120,087
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           2,137,148                 759,884               132,068
NET ASSETS:
 Beginning of year                     4,518,090                 403,882                92,072
                                    ------------            ------------            ----------
 End of year                          $6,655,238              $1,163,766              $224,140
                                    ============            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN
                                     BALANCE SHEET              MUTUAL
                                    INVESTMENT FUND          BEACON FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $28,979               $22,650
 Net realized gain (loss) on
  security transactions                   (264,376)                5,160
 Net realized gain on
  distributions                            224,362                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              713,480                57,906
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               702,445                85,716
                                     -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 582,851               287,669
 Net transfers                            (166,678)                 (499)
 Surrenders for benefit
  payments and fees                     (1,873,994)              (29,234)
 Other transactions                             --                    --
 Death benefits                                 --                    --
 Net loan activity                             (81)                 (111)
                                     -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,457,902)              257,825
                                     -------------            ----------
 Net increase (decrease) in
  net assets                              (755,457)              343,541
NET ASSETS:
 Beginning of year                       3,691,386               639,984
                                     -------------            ----------
 End of year                            $2,935,929              $983,525
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                      FRANKLIN                FRANKLIN               TEMPLETON
                                       MUTUAL              SMALL-MID CAP            CONSERVATIVE
                                    SHARES FUND             GROWTH FUND           ALLOCATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (47)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $81,562                $(16,742)                $21,971
 Net realized gain (loss) on
  security transactions                   12,714                 208,527                   8,875
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            291,194                 697,868                 142,411
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             385,470                 889,653                 173,257
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               862,889               2,837,236                 798,814
 Net transfers                          (165,938)                172,751                (102,716)
 Surrenders for benefit
  payments and fees                     (527,478)               (194,666)               (202,846)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (449)                    (90)                    (22)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      169,024               2,815,231                 493,230
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             554,494               3,704,884                 666,487
NET ASSETS:
 Beginning of year                     3,540,129               1,453,301               1,464,292
                                    ------------            ------------            ------------
 End of year                          $4,094,623              $5,158,185              $2,130,779
                                    ============            ============            ============

                                      FRANKLIN                FRANKLIN
                                     TEMPLETON               TEMPLETON
                                       GROWTH                 MODERATE           TEMPLETON
                                  ALLOCATION FUND         ALLOCATION FUND      FOREIGN FUND
                                  SUB-ACCOUNT (48)        SUB-ACCOUNT (49)      SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $18,146                 $45,605            $161,242
 Net realized gain (loss) on
  security transactions                   15,215                  64,043             119,969
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            349,823                 342,504             756,677
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             383,184                 452,152           1,037,888
                                    ------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               930,487               1,288,427           7,864,909
 Net transfers                            28,200                (103,738)           (107,620)
 Surrenders for benefit
  payments and fees                     (333,131)               (296,652)           (737,018)
 Other transactions                           --                      --                  --
 Death benefits                               --                      --                  --
 Net loan activity                          (144)                   (344)               (305)
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      625,412                 887,693           7,019,966
                                    ------------            ------------       -------------
 Net increase (decrease) in
  net assets                           1,008,596               1,339,845           8,057,854
NET ASSETS:
 Beginning of year                     2,323,922               3,509,405           3,541,620
                                    ------------            ------------       -------------
 End of year                          $3,332,518              $4,849,250         $11,599,474
                                    ============            ============       =============

(47) Formerly Franklin Templeton Conservative Target. Change effective May 1, 2010.

(48) Formerly Franklin Templeton Growth Target Fund. Change effective May 1,
     2010.

(49) Formerly Franklin Templeton Moderate Target Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FRANKLIN
                                   SMALL-MID CAP          GE PREMIER
                                       GROWTH               GROWTH
                                  SECURITIES FUND         EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(286)               $(361)
 Net realized gain (loss) on
  security transactions                      (4)                 585
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,446                3,889
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             13,156                4,113
                                     ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   98                4,987
 Net transfers                          159,149               (3,883)
 Surrenders for benefit
  payments and fees                          --                 (343)
 Other transactions                          --                   --
 Death benefits                              --                   --
 Net loan activity                           --                   --
                                     ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     159,247                  761
                                     ----------            ---------
 Net increase (decrease) in
  net assets                            172,403                4,874
NET ASSETS:
 Beginning of year                       20,645               39,237
                                     ----------            ---------
 End of year                           $193,048              $44,111
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       GOLDMAN SACHS        GOLDMAN SACHS
                                  GOLDMAN SACHS           CAPITAL            CORE FIXED
                                  BALANCED FUND         GROWTH FUND          INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,483                $(128)                $658
 Net realized gain (loss) on
  security transactions                   (71)                   8                   91
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,950                1,175                1,699
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,362                1,055                2,448
                                    ---------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                             31,214                1,860               15,989
 Net transfers                             --                   --               (4,827)
 Surrenders for benefit
  payments and fees                    (5,657)                (135)                (399)
 Other transactions                        --                   --                   --
 Death benefits                            --                   --                   --
 Net loan activity                         --                   (1)                  --
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    25,557                1,724               10,763
                                    ---------            ---------            ---------
 Net increase (decrease) in
  net assets                           34,919                2,779               13,211
NET ASSETS:
 Beginning of year                     62,795                9,399               35,880
                                    ---------            ---------            ---------
 End of year                          $97,714              $12,178              $49,091
                                    =========            =========            =========

                                 GOLDMAN SACHS         GOLDMAN SACHS           GOLDMAN SACHS
                                STRUCTURED U.S.          GOVERNMENT               GROWTH &
                                  EQUITY FUND           INCOME FUND             INCOME FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                  $21,310                  $4,624
 Net realized gain (loss) on
  security transactions                   1                     (991)                     70
 Net realized gain on
  distributions                          --                   72,911                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            33                  (23,328)                 95,059
                                     ------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             34                   69,902                  99,753
                                     ------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              221                  820,761                 138,824
 Net transfers                           --                  (51,584)                 (3,350)
 Surrenders for benefit
  payments and fees                    (108)                (133,489)                (32,033)
 Other transactions                      --                       --                      --
 Death benefits                          --                       --                      --
 Net loan activity                       --                      (50)                     --
                                     ------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     113                  635,638                 103,441
                                     ------             ------------            ------------
 Net increase (decrease) in
  net assets                            147                  705,540                 203,194
NET ASSETS:
 Beginning of year                      195                1,442,820                 841,743
                                     ------             ------------            ------------
 End of year                           $342               $2,148,360              $1,044,937
                                     ======             ============            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                          GOLDMAN SACHS
                                    GOLDMAN SACHS         CONCENTRATED
                                        GROWTH            INTERNATIONAL
                                  OPPORTUNITIES FUND       EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,263)                $66
 Net realized gain (loss) on
  security transactions                    7,147                   5
 Net realized gain on
  distributions                            2,002                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             24,944                 552
                                      ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              32,830                 623
                                      ----------             -------
UNIT TRANSACTIONS:
 Purchases                                87,133               4,832
 Net transfers                             4,533                   1
 Surrenders for benefit
  payments and fees                      (31,769)                (64)
 Other transactions                           --                  --
 Death benefits                               --                  --
 Net loan activity                           (44)                 --
                                      ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       59,853               4,769
                                      ----------             -------
 Net increase (decrease) in
  net assets                              92,683               5,392
NET ASSETS:
 Beginning of year                       146,652               1,418
                                      ----------             -------
 End of year                            $239,335              $6,810
                                      ==========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   GOLDMAN SACHS           GOLDMAN SACHS         GOLDMAN SACHS
                                      MID CAP                SMALL CAP             STRATEGIC
                                     VALUE FUND              VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,279)                $(7,605)              $(32)
 Net realized gain (loss) on
  security transactions                   39,770                 187,404                 --
 Net realized gain on
  distributions                               --                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            888,489                 188,962                474
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             925,980                 368,761                442
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                               632,975                 606,670              1,593
 Net transfers                            16,100                (631,263)                --
 Surrenders for benefit
  payments and fees                     (428,991)                (97,173)               (16)
 Other transactions                           --                      --                 --
 Death benefits                               --                      --                 --
 Net loan activity                          (620)                   (129)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      219,464                (121,895)             1,577
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                           1,145,444                 246,866              2,019
NET ASSETS:
 Beginning of year                     3,823,591               1,536,312              3,063
                                    ------------            ------------            -------
 End of year                          $4,969,035              $1,783,178             $5,082
                                    ============            ============            =======

                                   GOLDMAN SACHS          GOLDMAN SACHS         GOLDMAN SACHS
                                        HIGH                LARGE CAP           SMALL/MID CAP
                                     YIELD FUND             VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $110,646                  $262               $(2,702)
 Net realized gain (loss) on
  security transactions                    3,802                   136                   629
 Net realized gain on
  distributions                               --                    --                 8,461
 Net unrealized appreciation
  (depreciation) of
  investments during the year             75,667                22,699                65,054
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             190,115                23,097                71,442
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               786,552               173,963               234,219
 Net transfers                           713,505                (2,007)                6,111
 Surrenders for benefit
  payments and fees                     (156,928)              (13,569)               (8,412)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                           (52)                  (15)                  (20)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,343,077               158,372               231,898
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                           1,533,192               181,469               303,340
NET ASSETS:
 Beginning of year                       666,694                67,760               165,719
                                    ------------            ----------            ----------
 End of year                          $2,199,886              $249,229              $469,059
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     JOHN HANCOCK              HARTFORD
                                      SMALL CAP                ADVISERS
                                     EQUITY FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (50)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(752)                $62,460
 Net realized gain (loss) on
  security transactions                   153,066                 (11,117)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             203,506                 808,580
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              355,820                 859,923
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                185,662                 323,729
 Net transfers                             98,994                (307,466)
 Surrenders for benefit
  payments and fees                      (656,768)               (637,749)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                            (80)                    (51)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (372,192)               (621,537)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              (16,372)                238,386
NET ASSETS:
 Beginning of year                      1,319,352               7,960,884
                                     ------------            ------------
 End of year                           $1,302,980              $8,199,270
                                     ============            ============

(50) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD            HARTFORD
                                   TOTAL              CAPITAL            DIVIDEND
                                RETURN BOND        APPRECIATION         AND GROWTH
                                 HLS FUND            HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,018,459             $28,536            $296,216
 Net realized gain (loss) on
  security transactions              248,346            (666,345)            523,135
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (230,273)          4,546,111           1,481,712
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,036,532           3,908,302           2,301,063
                               -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                        18,623,378           2,838,010          11,041,438
 Net transfers                    (2,087,672)         (1,346,894)          1,314,643
 Surrenders for benefit
  payments and fees               (3,727,829)         (5,651,906)         (2,392,494)
 Other transactions                    5,462                 121                 150
 Death benefits                      (20,183)             (7,130)             (8,268)
 Net loan activity                      (620)               (723)               (343)
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               12,792,536          (4,168,522)          9,955,126
                               -------------       -------------       -------------
 Net increase (decrease) in
  net assets                      13,829,068            (260,220)         12,256,189
NET ASSETS:
 Beginning of year                14,504,700          26,814,183           9,940,730
                               -------------       -------------       -------------
 End of year                     $28,333,768         $26,553,963         $22,196,919
                               =============       =============       =============


                                     HARTFORD                HARTFORD              HARTFORD
                                  GLOBAL RESEARCH         GLOBAL HEALTH          GLOBAL GROWTH
                                     HLS FUND                HLS FUND              HLS FUND
                                 SUB-ACCOUNT (51)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,404                 $(5,347)               $(404)
 Net realized gain (loss) on
  security transactions                   8,104                 (15,601)               1,946
 Net realized gain on
  distributions                              --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            52,220                  82,819                5,901
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             62,728                  61,871                7,443
                                    -----------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               67,262                 158,851               27,691
 Net transfers                           63,447                 (69,056)               1,342
 Surrenders for benefit
  payments and fees                    (100,489)               (142,491)              (1,970)
 Other transactions                          --                      --                   --
 Death benefits                              --                      --                   --
 Net loan activity                          (82)                    (17)                  --
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      30,138                 (52,713)              27,063
                                    -----------            ------------            ---------
 Net increase (decrease) in
  net assets                             92,866                   9,158               34,506
NET ASSETS:
 Beginning of year                      421,386               1,085,340               31,570
                                    -----------            ------------            ---------
 End of year                           $514,252              $1,094,498              $66,076
                                    ===========            ============            =========

(51) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HARTFORD
                                   DISCIPLINED           HARTFORD
                                     EQUITY               GROWTH
                                    HLS FUND             HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1               $(2,629)
 Net realized gain (loss) on
  security transactions                   --                12,975
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            433                44,662
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             434                55,008
                                     -------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,288                78,039
 Net transfers                            --                  (835)
 Surrenders for benefit
  payments and fees                       (9)              (99,664)
 Other transactions                       --                    --
 Death benefits                           --                    --
 Net loan activity                        --                   (40)
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,279               (22,500)
                                     -------            ----------
 Net increase (decrease) in
  net assets                           1,713                32,508
NET ASSETS:
 Beginning of year                     2,413               332,960
                                     -------            ----------
 End of year                          $4,126              $365,468
                                     =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                        HARTFORD
                                       GROWTH                 HARTFORD             INTERNATIONAL
                                   OPPORTUNITIES               INDEX               OPPORTUNITIES
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (52)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(19,299)                $88,466                  $7,419
 Net realized gain (loss) on
  security transactions                    9,581                  (5,706)                (95,313)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            378,046               1,031,308                 271,322
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             368,328               1,114,068                 183,428
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               794,807               1,200,213                 113,021
 Net transfers                            42,073                (206,147)               (112,711)
 Surrenders for benefit
  payments and fees                     (183,642)               (893,499)               (101,621)
 Other transactions                           --                     669                      --
 Death benefits                               --                  (6,782)                     --
 Net loan activity                          (187)                   (243)                    (34)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      653,051                  94,211                (101,345)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           1,021,379               1,208,279                  82,083
NET ASSETS:
 Beginning of year                     1,775,872               7,778,733               1,582,547
                                    ------------            ------------            ------------
 End of year                          $2,797,251              $8,987,012              $1,664,630
                                    ============            ============            ============


                                 HARTFORD                 HARTFORD                 HARTFORD
                                  MIDCAP                MONEY MARKET            SMALL COMPANY
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(18,163)                $(82,278)               $(19,436)
 Net realized gain (loss) on
  security transactions              142,287                       --                  29,992
 Net realized gain on
  distributions                           --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,548,957                       --                 735,805
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,673,081                  (82,278)                746,361
                               -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         8,165,606                4,083,603               1,429,579
 Net transfers                      (152,558)              (1,563,579)                 13,854
 Surrenders for benefit
  payments and fees               (3,372,150)              (2,691,580)               (522,434)
 Other transactions                       --                    1,822                      --
 Death benefits                           --                  (10,519)                     --
 Net loan activity                       (83)                    (564)                    (56)
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                4,640,815                 (180,817)                920,943
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets                       7,313,896                 (263,095)              1,667,304
NET ASSETS:
 Beginning of year                 7,430,700               12,111,213               2,398,940
                               -------------            -------------            ------------
 End of year                     $14,744,596              $11,848,118              $4,066,244
                               =============            =============            ============

(52) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD          HARTFORD
                                  SMALLCAP GROWTH         STOCK
                                      HLS FUND          HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,537)            $30,219
 Net realized gain (loss) on
  security transactions                   1,653             (49,171)
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            53,378             841,792
                                     ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             53,494             822,840
                                     ----------       -------------
UNIT TRANSACTIONS:
 Purchases                               48,922             352,719
 Net transfers                           18,168            (207,331)
 Surrenders for benefit
  payments and fees                      (9,387)         (1,108,647)
 Other transactions                          --                  --
 Death benefits                              --                  --
 Net loan activity                          (17)                (26)
                                     ----------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      57,686            (963,285)
                                     ----------       -------------
 Net increase (decrease) in
  net assets                            111,180            (140,445)
NET ASSETS:
 Beginning of year                      118,728           6,373,827
                                     ----------       -------------
 End of year                           $229,908          $6,233,382
                                     ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD
                                  U.S. GOVERNMENT             HARTFORD              THE HARTFORD
                                    SECURITIES                 VALUE                 CHECKS AND
                                     HLS FUND                 HLS FUND              BALANCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (53)(54)      SUB-ACCOUNT (55)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $35,799                   $7,779                   $215
 Net realized gain (loss) on
  security transactions                  (1,427)                (165,023)                   138
 Net realized gain on
  distributions                              --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (6,863)                 299,186                  3,181
                                    -----------             ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             27,509                  141,942                  3,534
                                    -----------             ------------              ---------
UNIT TRANSACTIONS:
 Purchases                               26,906                  178,601                 75,523
 Net transfers                           97,488                 (125,104)                    --
 Surrenders for benefit
  payments and fees                    (208,301)                 (94,280)                (3,535)
 Other transactions                          --                       --                     --
 Death benefits                              --                       --                     --
 Net loan activity                           (3)                     (74)                    --
                                    -----------             ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (83,910)                 (40,857)                71,988
                                    -----------             ------------              ---------
 Net increase (decrease) in
  net assets                            (56,401)                 101,085                 75,522
NET ASSETS:
 Beginning of year                      922,773                1,117,933                     --
                                    -----------             ------------              ---------
 End of year                           $866,372               $1,219,018                $75,522
                                    ===========             ============              =========

                                   THE HARTFORD           THE HARTFORD            THE HARTFORD
                                      TARGET                 TARGET                  TARGET
                                    RETIREMENT             RETIREMENT              RETIREMENT
                                    2010 FUND              2020 FUND               2030 FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,169                 $14,981                  $4,350
 Net realized gain (loss) on
  security transactions                  9,543                  72,073                  17,029
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           46,339                  85,508                 139,287
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            62,051                 172,562                 160,666
                                    ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             116,915               1,174,748                 724,437
 Net transfers                          57,138                  (1,971)                 43,346
 Surrenders for benefit
  payments and fees                    (76,531)               (256,987)                (14,305)
 Other transactions                         --                      --                      --
 Death benefits                             --                      --                      --
 Net loan activity                         (51)                    (60)                    (62)
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     97,471                 915,730                 753,416
                                    ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           159,522               1,088,292                 914,082
NET ASSETS:
 Beginning of year                     477,504                 739,734                 590,935
                                    ----------            ------------            ------------
 End of year                          $637,026              $1,828,026              $1,505,017
                                    ==========            ============            ============

(53) Hartford Value HLS Fund became a Sub-Account option as of February 18,
     2010.

(54) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(55) Funded as of August 9, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    THE HARTFORD          THE HARTFORD
                                    DIVIDEND AND          INTERNATIONAL
                                    GROWTH FUND        OPPORTUNITIES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (56)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,563                   $3
 Net realized gain (loss) on
  security transactions                     972                   (1)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            48,939                   58
                                     ----------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                             52,474                   60
                                     ----------              -------
UNIT TRANSACTIONS:
 Purchases                              396,191                4,120
 Net transfers                           84,294                   --
 Surrenders for benefit
  payments and fees                     (16,927)                  --
 Other transactions                          --                   --
 Death benefits                              --                   --
 Net loan activity                           (6)                  --
                                     ----------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     463,552                4,120
                                     ----------              -------
 Net increase (decrease) in
  net assets                            516,026                4,180
NET ASSETS:
 Beginning of year                       40,918                   --
                                     ----------              -------
 End of year                           $556,944               $4,180
                                     ==========              =======

(56) Funded as of September 8, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     THE HARTFORD        THE HARTFORD
                                 THE HARTFORD           SMALL            TOTAL RETURN
                                  MIDCAP FUND        COMPANY FUND         BOND FUND
                               SUB-ACCOUNT (18)      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(102)            $(1,353)             $3,112
 Net realized gain (loss) on
  security transactions                   --               6,699               2,038
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,234              42,881               1,370
                                   ---------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           4,132              48,227               6,520
                                   ---------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            35,494             265,540              47,920
 Net transfers                            50              54,591               2,604
 Surrenders for benefit
  payments and fees                      (15)            (25,081)            (20,966)
 Other transactions                       --                  --                  --
 Death benefits                           --                  --                  --
 Net loan activity                        --                 (61)                (20)
                                   ---------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   35,529             294,989              29,538
                                   ---------          ----------          ----------
 Net increase (decrease) in
  net assets                          39,661             343,216              36,058
NET ASSETS:
 Beginning of year                        --              44,554              84,125
                                   ---------          ----------          ----------
 End of year                         $39,661            $387,770            $120,183
                                   =========          ==========          ==========

                                    HARTFORD            THE HARTFORD            THE HARTFORD
                                     GLOBAL                GROWTH              EQUITY GROWTH
                                  HEALTH FUND        OPPORTUNITIES FUND       ALLOCATION FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(178)                 $(235)                $(3,492)
 Net realized gain (loss) on
  security transactions                1,403                    259                   5,460
 Net realized gain on
  distributions                           --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (79)                 6,455                  67,591
                                   ---------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,146                  6,479                  69,559
                                   ---------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                            21,517                 18,252                 359,912
 Net transfers                         4,371                 15,377                   3,159
 Surrenders for benefit
  payments and fees                   (1,605)                  (989)                (13,118)
 Other transactions                       --                     --                      --
 Death benefits                           --                     --                      --
 Net loan activity                        (5)                   (18)                    (31)
                                   ---------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   24,278                 32,622                 349,922
                                   ---------              ---------              ----------
 Net increase (decrease) in
  net assets                          25,424                 39,101                 419,481
NET ASSETS:
 Beginning of year                        71                  8,866                 210,238
                                   ---------              ---------              ----------
 End of year                         $25,495                $47,967                $629,719
                                   =========              =========              ==========

(18) Funded as of September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     THE HARTFORD            THE HARTFORD
                                       BALANCED              CONSERVATIVE
                                   ALLOCATION FUND         ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $19,544                 $32,392
 Net realized gain (loss) on
  security transactions                    24,895                  10,591
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             184,308                 139,119
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              228,747                 182,102
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,977,494               1,713,339
 Net transfers                             16,164                    (912)
 Surrenders for benefit
  payments and fees                      (276,894)               (111,739)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                           (175)                     --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,716,589               1,600,688
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,945,336               1,782,790
NET ASSETS:
 Beginning of year                        858,433                 514,427
                                     ------------            ------------
 End of year                           $2,803,769              $2,297,217
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    THE HARTFORD            THE HARTFORD
                                      CAPITAL                  GROWTH               THE HARTFORD
                                 APPRECIATION FUND        ALLOCATION FUND           MONEY MARKET
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(42,872)                   $868                 $(9,574)
 Net realized gain (loss) on
  security transactions                      352                   9,491                      --
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            741,574                 132,204                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             699,054                 142,563                  (9,574)
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,757,938                 697,790                 742,208
 Net transfers                             7,426                  22,715                 643,275
 Surrenders for benefit
  payments and fees                     (298,085)                (68,212)               (272,081)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                          (227)                    (30)                   (267)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,467,052                 652,263               1,113,135
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,166,106                 794,826               1,103,561
NET ASSETS:
 Beginning of year                     3,294,410                 566,101                 528,689
                                    ------------            ------------            ------------
 End of year                          $6,460,516              $1,360,927              $1,632,250
                                    ============            ============            ============

                                                                              THE HARTFORD
                                   THE HARTFORD         THE HARTFORD             TARGET
                                    INFLATION              EQUITY              RETIREMENT
                                    PLUS FUND            INCOME FUND           2015 FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (57)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,697                 $15                 $2,917
 Net realized gain (loss) on
  security transactions                  2,371                  --                    699
 Net realized gain on
  distributions                         34,605                  --                  4,778
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,715)                 45                 20,171
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            28,958                  60                 28,565
                                    ----------             -------             ----------
UNIT TRANSACTIONS:
 Purchases                             769,815               3,347                289,106
 Net transfers                          28,993                  --                  9,026
 Surrenders for benefit
  payments and fees                    (50,662)                 --                (12,681)
 Other transactions                         --                  --                     --
 Death benefits                             --                  --                     --
 Net loan activity                         (27)                 --                     --
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    748,119               3,347                285,451
                                    ----------             -------             ----------
 Net increase (decrease) in
  net assets                           777,077               3,407                314,016
NET ASSETS:
 Beginning of year                      74,329                  --                 40,537
                                    ----------             -------             ----------
 End of year                          $851,406              $3,407               $354,553
                                    ==========             =======             ==========

(57) Funded as of December 10, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     THE HARTFORD           THE HARTFORD
                                        TARGET                 TARGET
                                      RETIREMENT             RETIREMENT
                                      2025 FUND              2035 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $12,685                $1,723
 Net realized gain (loss) on
  security transactions                       505                 3,628
 Net realized gain on
  distributions                            14,768                 7,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year             126,495                44,475
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              154,453                57,359
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              2,135,512               574,087
 Net transfers                              3,696                  (175)
 Surrenders for benefit
  payments and fees                       (76,291)              (73,524)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                           (107)                 (112)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,062,810               500,276
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            2,217,263               557,635
NET ASSETS:
 Beginning of year                          6,029                35,155
                                     ------------            ----------
 End of year                           $2,223,292              $592,790
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   THE HARTFORD          THE HARTFORD          THE HARTFORD
                                      TARGET                TARGET                TARGET
                                    RETIREMENT            RETIREMENT            RETIREMENT
                                    2040 FUND             2045 FUND             2050 FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $934                  $862                  $665
 Net realized gain (loss) on
  security transactions                    (11)                  213                    78
 Net realized gain on
  distributions                          2,431                 5,203                 2,083
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,255                35,884                15,352
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,609                42,162                18,178
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             238,050               370,053               177,252
 Net transfers                          12,424                21,867                 8,837
 Surrenders for benefit
  payments and fees                    (15,226)              (18,513)               (8,979)
 Other transactions                         --                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                         (79)                  (90)                  (40)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    235,169               373,317               177,070
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           265,778               415,479               195,248
NET ASSETS:
 Beginning of year                      21,948                 1,431                 5,335
                                    ----------            ----------            ----------
 End of year                          $287,726              $416,910              $200,583
                                    ==========            ==========            ==========


                                 HOTCHKIS AND WILEY        INVESCO V.I.            INVESCO
                                     LARGE CAP              TECHNOLOGY            FINANCIAL
                                     VALUE FUND                FUND             SERVICES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (58)      SUB-ACCOUNT (59)
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,682)                 $(677)              $(2,504)
 Net realized gain (loss) on
  security transactions                  (3,627)                 1,958                 2,902
 Net realized gain on
  distributions                              --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           121,419                 18,966                29,378
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            114,110                 20,247                29,776
                                     ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              105,523                    413                56,150
 Net transfers                          (30,581)                57,215               (14,151)
 Surrenders for benefit
  payments and fees                     (60,622)                (5,126)              (85,800)
 Other transactions                          --                     --                    --
 Death benefits                              --                     --                    --
 Net loan activity                          (69)                    --                   (12)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      14,251                 52,502               (43,813)
                                     ----------             ----------            ----------
 Net increase (decrease) in
  net assets                            128,361                 72,749               (14,037)
NET ASSETS:
 Beginning of year                      584,719                 66,221               387,878
                                     ----------             ----------            ----------
 End of year                           $713,080               $138,970              $373,841
                                     ==========             ==========            ==========

(58) Formerly AIM V.I. Technology Fund. Change effective April 30, 2010.

(59) Formerly AIM Financial Services Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      INVESCO                INVESCO
                                    LEISURE FUND         TECHNOLOGY FUND
                                  SUB-ACCOUNT (60)      SUB-ACCOUNT (61)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,014)               $(3,000)
 Net realized gain (loss) on
  security transactions                  (8,079)                20,483
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            80,421                 79,426
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             70,328                 96,909
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               56,271                 68,999
 Net transfers                           (8,868)               101,870
 Surrenders for benefit
  payments and fees                     (59,689)              (143,480)
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net loan activity                          (35)                   (22)
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (12,321)                27,367
                                     ----------            -----------
 Net increase (decrease) in
  net assets                             58,007                124,276
NET ASSETS:
 Beginning of year                      359,048                484,922
                                     ----------            -----------
 End of year                           $417,055               $609,198
                                     ==========            ===========

(60) Formerly AIM Invesco Leisure Fund. Change effective April 30, 2010.

(61) Formerly AIM Technology Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     IVY GLOBAL
                                      NATURAL             IVY LARGE CAP         IVY SCIENCE &
                                   RESOURCES FUND          GROWTH FUND         TECHNOLOGY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(11,868)              $(1,455)              $(1,156)
 Net realized gain (loss) on
  security transactions                       53                   205                 1,374
 Net realized gain on
  distributions                               --                    --                 2,419
 Net unrealized appreciation
  (depreciation) of
  investments during the year            313,834                81,104                14,832
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             302,019                79,854                17,469
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               492,145               458,328               122,706
 Net transfers                            72,232               (26,219)               16,832
 Surrenders for benefit
  payments and fees                     (147,762)              (28,806)               (4,503)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                           (67)                  (49)                   (5)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      416,548               403,254               135,030
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             718,567               483,108               152,499
NET ASSETS:
 Beginning of year                     1,290,981               237,849                44,176
                                    ------------            ----------            ----------
 End of year                          $2,009,548              $720,957              $196,675
                                    ============            ==========            ==========

                                                                                 JANUS ASPEN
                                    IVY ASSET             JANUS ASPEN             WORLDWIDE
                                  STRATEGY FUND         FORTY PORTFOLIO           PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,297)                $(7,393)                $(281)
 Net realized gain (loss) on
  security transactions                    186                   1,344                (5,418)
 Net realized gain on
  distributions                             --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,008                 131,567                51,785
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,897                 125,518                46,086
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             724,869                  36,235                12,617
 Net transfers                          (2,859)               (118,166)              (23,083)
 Surrenders for benefit
  payments and fees                     (7,627)               (102,719)              (28,278)
 Other transactions                         --                     141                   118
 Death benefits                             --                  (8,221)               (1,801)
 Net loan activity                         (48)                     --                    --
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    714,335                (192,730)              (40,427)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           774,232                 (67,212)                5,659
NET ASSETS:
 Beginning of year                      15,237               2,265,950               362,858
                                    ----------            ------------            ----------
 End of year                          $789,469              $2,198,738              $368,517
                                    ==========            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    JANUS ASPEN          JANUS ASPEN
                                    ENTERPRISE             BALANCED
                                     PORTFOLIO            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(258)               $5,410
 Net realized gain (loss) on
  security transactions                   (136)                4,771
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,404                 8,763
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,010                18,944
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                 932                22,187
 Net transfers                          44,264                18,317
 Surrenders for benefit
  payments and fees                         --               (78,794)
 Other transactions                         --                    --
 Death benefits                             --                    --
 Net loan activity                          --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     45,196               (38,290)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                            57,206               (19,346)
NET ASSETS:
 Beginning of year                      26,930               292,747
                                     ---------            ----------
 End of year                           $84,136              $273,401
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   JANUS ASPEN                                    JANUS
                                     OVERSEAS               JANUS               FLEXIBLE
                                    PORTFOLIO           BALANCED FUND           BOND FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $74                $4,515                 $961
 Net realized gain (loss) on
  security transactions                   (546)                  184                   --
 Net realized gain on
  distributions                             --                14,316                   85
 Net unrealized appreciation
  (depreciation) of
  investments during the year           95,088                15,014                  (91)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            94,616                34,029                  955
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              39,722               486,166                4,705
 Net transfers                         182,838                15,767                   --
 Surrenders for benefit
  payments and fees                    (91,039)              (19,624)                  (9)
 Other transactions                         --                    --                   --
 Death benefits                             --                    --                   --
 Net loan activity                          --                   (20)                  --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    131,521               482,289                4,696
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                           226,137               516,318                5,651
NET ASSETS:
 Beginning of year                     404,187                   993               12,694
                                    ----------            ----------            ---------
 End of year                          $630,324              $517,311              $18,345
                                    ==========            ==========            =========

                                                                                   PERKINS
                                       JANUS                  JANUS                MID CAP
                                     FORTY FUND           WORLDWIDE FUND          VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(33,684)              $(1,294)               $1,011
 Net realized gain (loss) on
  security transactions                   19,173                 9,580                   108
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            273,848                27,216                29,625
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             259,337                35,502                30,744
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,427,498                40,267               297,377
 Net transfers                          (452,013)              (29,758)                9,651
 Surrenders for benefit
  payments and fees                     (901,803)              (37,025)              (10,553)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                          (365)                  (19)                  (20)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       73,317               (26,535)              296,455
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                             332,654                 8,967               327,199
NET ASSETS:
 Beginning of year                     5,289,248               232,526                    49
                                    ------------            ----------            ----------
 End of year                          $5,621,902              $241,493              $327,248
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                       JANUS                   JANUS
                                  ENTERPRISE FUND          OVERSEAS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,374)                $(36,056)
 Net realized gain (loss) on
  security transactions                  39,026                   63,225
 Net realized gain on
  distributions                              --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            63,577                1,282,127
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             99,229                1,309,296
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                              148,729                2,625,168
 Net transfers                            6,743                  594,815
 Surrenders for benefit
  payments and fees                      (8,855)              (1,283,389)
 Other transactions                          --                       --
 Death benefits                              --                       --
 Net loan activity                          (13)                    (378)
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     146,604                1,936,216
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            245,833                3,245,512
NET ASSETS:
 Beginning of year                      310,395                5,516,532
                                     ----------            -------------
 End of year                           $556,228               $8,762,044
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PRUDENTIAL
                                     JENNISON             PRUDENTIAL              JPMORGAN
                                     MID-CAP            JENNISON 20/20              CORE
                                GROWTH FUND, INC.         FOCUS FUND             BOND FUND
                                 SUB-ACCOUNT (62)      SUB-ACCOUNT (63)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(901)                $(556)                $15,330
 Net realized gain (loss) on
  security transactions                     52                    79                      33
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           25,985                28,429                  (8,022)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            25,136                27,952                   7,341
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              91,292               202,579               1,095,524
 Net transfers                           8,941                (6,338)                 31,958
 Surrenders for benefit
  payments and fees                     (2,820)                 (484)                (43,637)
 Other transactions                         --                    --                      --
 Death benefits                             --                    --                      --
 Net loan activity                          (8)                   (3)                    (24)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     97,405               195,754               1,083,821
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                           122,541               223,706               1,091,162
NET ASSETS:
 Beginning of year                      63,579                   381                  13,560
                                    ----------            ----------            ------------
 End of year                          $186,120              $224,087              $1,104,722
                                    ==========            ==========            ============


                                     JPMORGAN              JPMORGAN               JPMORGAN
                                    SMALL CAP              SMALL CAP             SMALL CAP
                                   EQUITY FUND            GROWTH FUND            VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (64)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(692)                 $(747)                 $(58)
 Net realized gain (loss) on
  security transactions                    297                  6,824                   289
 Net realized gain on
  distributions                          5,761                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           28,807                178,155                32,779
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            34,173                184,232                33,010
                                    ----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              48,809                712,883               250,648
 Net transfers                          27,331                 40,567                 7,697
 Surrenders for benefit
  payments and fees                     (4,773)              (122,612)               (3,802)
 Other transactions                         --                     --                    --
 Death benefits                             --                     --                    --
 Net loan activity                          (5)                   (11)                  (13)
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     71,362                630,827               254,530
                                    ----------            -----------            ----------
 Net increase (decrease) in
  net assets                           105,535                815,059               287,540
NET ASSETS:
 Beginning of year                      87,943                 40,416                    --
                                    ----------            -----------            ----------
 End of year                          $193,478               $855,475              $287,540
                                    ==========            ===========            ==========

(62) Formerly Jennison Mid-Cap Growth Fund, Inc. Change effective February 16, 2010.

(63) Formerly Jennison 20/20 Focus Fund. Change effective February 16, 2010.

(64) Funded as of March 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     JPMORGAN
                                     U.S. REAL            JPMORGAN
                                    ESTATE FUND       U.S. EQUITY FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (65)
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $298                 $(1)
 Net realized gain (loss) on
  security transactions                     88                  --
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,641                  62
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,027                  61
                                     ---------             -------
UNIT TRANSACTIONS:
 Purchases                              36,535                 965
 Net transfers                           7,419                  --
 Surrenders for benefit
  payments and fees                     (1,453)                 (4)
 Other transactions                         --                  --
 Death benefits                             --                  --
 Net loan activity                         (57)                 --
                                     ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     42,444                 961
                                     ---------             -------
 Net increase (decrease) in
  net assets                            46,471               1,022
NET ASSETS:
 Beginning of year                       2,492                  --
                                     ---------             -------
 End of year                           $48,963              $1,022
                                     =========             =======

(65) Funded as of November 29, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JP MORGAN                 KEELEY
                                    PRIME MONEY              SMALL CAP            LOOMIS SAYLES
                                    MARKET FUND              VALUE FUND             BOND FUND
                                  SUB-ACCOUNT (66)          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,366)                $(5,710)               $6,818
 Net realized gain (loss) on
  security transactions                       --                  15,018                     4
 Net realized gain on
  distributions                               --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 --                 298,525                 5,256
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (3,366)                307,833                12,078
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,855,467                 219,883               322,205
 Net transfers                            (6,908)                (65,529)                8,221
 Surrenders for benefit
  payments and fees                      (73,145)               (127,969)               (1,081)
 Other transactions                           --                      --                    --
 Death benefits                               --                      --                    --
 Net loan activity                            --                     (90)                   --
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,775,414                  26,295               329,345
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                           1,772,048                 334,128               341,423
NET ASSETS:
 Beginning of year                            --               1,170,780                    34
                                    ------------            ------------            ----------
 End of year                          $1,772,048              $1,504,908              $341,457
                                    ============            ============            ==========

                                                                                 LORD ABBETT
                                   LKCM AQUINAS           LORD ABBETT            FUNDAMENTAL
                                    VALUE FUND          AFFILIATED FUND          EQUITY FUND
                                 SUB-ACCOUNT (67)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(24)               $(1,141)                $(6,232)
 Net realized gain (loss) on
  security transactions                     --                   (803)                 31,507
 Net realized gain on
  distributions                             --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,520                 67,542                 136,382
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,496                 65,598                 161,657
                                     ---------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 850                157,388                 449,566
 Net transfers                          26,917                 50,549                   8,934
 Surrenders for benefit
  payments and fees                         --                (38,945)                (49,880)
 Other transactions                         --                     --                      --
 Death benefits                             --                     --                      --
 Net loan activity                          --                    (53)                    (10)
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     27,767                168,939                 408,610
                                     ---------             ----------            ------------
 Net increase (decrease) in
  net assets                            29,263                234,537                 570,267
NET ASSETS:
 Beginning of year                          --                397,940                 568,025
                                     ---------             ----------            ------------
 End of year                           $29,263               $632,477              $1,138,292
                                     =========             ==========            ============

(66) Funded as of August 3, 2010.

(67) Funded as of November 22, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     LORD ABBETT             LORD ABBETT
                                         BOND                   GROWTH
                                    DEBENTURE FUND        OPPORTUNITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $58,635                  $(979)
 Net realized gain (loss) on
  security transactions                     6,075                  5,247
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              66,301                 17,294
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              131,011                 21,562
                                     ------------             ----------
UNIT TRANSACTIONS:
 Purchases                                488,881                 58,498
 Net transfers                              5,498                    230
 Surrenders for benefit
  payments and fees                      (115,169)               (29,805)
 Other transactions                            --                     --
 Death benefits                                --                     --
 Net loan activity                            (51)                   (13)
                                     ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       379,159                 28,910
                                     ------------             ----------
 Net increase (decrease) in
  net assets                              510,170                 50,472
NET ASSETS:
 Beginning of year                        873,138                 83,013
                                     ------------             ----------
 End of year                           $1,383,308               $133,485
                                     ============             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   LORD ABBETT          LORD ABBETT           LORD ABBETT
                                     CLASSIC              CAPITAL                TOTAL
                                   STOCK FUND          STRUCTURE FUND         RETURN FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(612)               $2,304                $7,029
 Net realized gain (loss) on
  security transactions                   (28)                1,637                 2,503
 Net realized gain on
  distributions                            --                    --                13,284
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,736                16,595                (8,827)
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,096                20,536                13,989
                                    ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                             27,648                71,738               126,068
 Net transfers                         (7,852)               15,050                21,601
 Surrenders for benefit
  payments and fees                    (5,607)               (7,217)              (14,530)
 Other transactions                        --                    --                    --
 Death benefits                            --                    --                    --
 Net loan activity                         --                    --                   (14)
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    14,189                79,571               133,125
                                    ---------            ----------            ----------
 Net increase (decrease) in
  net assets                           23,285               100,107               147,114
NET ASSETS:
 Beginning of year                     64,812                86,730               183,551
                                    ---------            ----------            ----------
 End of year                          $88,097              $186,837              $330,665
                                    =========            ==========            ==========

                                    LORD ABBETT            LORD ABBETT           LORD ABBETT
                                     SMALL CAP              DEVELOPING          INTERNATIONAL
                                     BLEND FUND         GROWTH FUND, INC.      CORE EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,615)                $(917)                 $923
 Net realized gain (loss) on
  security transactions                  143,841                 8,720                  (243)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            139,371               115,700                11,145
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             267,597               123,503                11,825
                                    ------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               785,934               293,351                35,446
 Net transfers                          (799,423)               54,194                 7,498
 Surrenders for benefit
  payments and fees                     (223,795)              (54,358)               (1,053)
 Other transactions                           --                    --                    --
 Death benefits                               --                    --                    --
 Net loan activity                          (183)                  (50)                   (3)
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (237,467)              293,137                41,888
                                    ------------            ----------            ----------
 Net increase (decrease) in
  net assets                              30,130               416,640                53,713
NET ASSETS:
 Beginning of year                     2,214,111                60,515               144,383
                                    ------------            ----------            ----------
 End of year                          $2,244,241              $477,155              $198,096
                                    ============            ==========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                        LEGG MASON
                                   LORD ABBETT           CAPITAL
                                      VALUE             MANAGEMENT
                                OPPORTUNITIES FUND  VALUE TRUST, INC.
                                 SUB-ACCOUNT (68)      SUB-ACCOUNT
----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(435)            $(1,769)
 Net realized gain (loss) on
  security transactions                      1              (5,845)
 Net realized gain on
  distributions                          1,122                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,579              22,381
                                    ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            34,267              14,767
                                    ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             211,247              30,319
 Net transfers                              (2)            (13,344)
 Surrenders for benefit
  payments and fees                        (98)            (17,094)
 Other transactions                         --                  --
 Death benefits                             --                  --
 Net loan activity                          --                 (18)
                                    ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    211,147                (137)
                                    ----------          ----------
 Net increase (decrease) in
  net assets                           245,414              14,630
NET ASSETS:
 Beginning of year                          --             229,882
                                    ----------          ----------
 End of year                          $245,414            $244,512
                                    ==========          ==========

(68) Funded as of August 4, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MARSHALL                             MASSACHUSETTS
                                    MID-CAP          MFS EMERGING       INVESTORS GROWTH
                                   VALUE FUND         GROWTH FUND          STOCK FUND
                                  SUB-ACCOUNT      SUB-ACCOUNT (69)       SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $188               $477                 $(138)
 Net realized gain (loss) on
  security transactions                   183                (11)              245,689
 Net realized gain on
  distributions                            --              1,137                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          36,395             (2,159)              109,360
                                   ----------          ---------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           36,766               (556)              354,911
                                   ----------          ---------          ------------
UNIT TRANSACTIONS:
 Purchases                             48,834             20,765             1,023,811
 Net transfers                          8,954             39,284               (27,823)
 Surrenders for benefit
  payments and fees                    (7,885)            (2,704)             (895,424)
 Other transactions                        --                 --                    --
 Death benefits                            --                 --                    --
 Net loan activity                        (11)               (31)                  (13)
                                   ----------          ---------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    49,892             57,314               100,551
                                   ----------          ---------          ------------
 Net increase (decrease) in
  net assets                           86,658             56,758               455,462
NET ASSETS:
 Beginning of year                    140,290                 --             2,039,349
                                   ----------          ---------          ------------
 End of year                         $226,948            $56,758            $2,494,811
                                   ==========          =========          ============

                                                    MFS INTERNATIONAL
                                    MFS HIGH               NEW              MFS MID CAP
                                   INCOME FUND        DISCOVERY FUND        GROWTH FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $52,313                $856              $(4,446)
 Net realized gain (loss) on
  security transactions                 (4,878)             (2,689)              69,670
 Net realized gain on
  distributions                             --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           57,639              50,578               62,079
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           105,074              48,745              127,303
                                   -----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                             133,711              43,573               54,244
 Net transfers                          69,679              17,373               20,537
 Surrenders for benefit
  payments and fees                   (224,367)            (34,653)            (226,803)
 Other transactions                         --                  --                   --
 Death benefits                             --                  --                   --
 Net loan activity                         (93)                 (5)                 (21)
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (21,070)             26,288             (152,043)
                                   -----------          ----------          -----------
 Net increase (decrease) in
  net assets                            84,004              75,033              (24,740)
NET ASSETS:
 Beginning of year                     655,192             231,903              558,495
                                   -----------          ----------          -----------
 End of year                          $739,196            $306,936             $533,755
                                   ===========          ==========          ===========

(69) Funded as of August 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     MFS RESEARCH            MFS TOTAL
                                  INTERNATIONAL FUND        RETURN FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,428                 $6,746
 Net realized gain (loss) on
  security transactions                    3,135                  8,724
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             38,024                 27,015
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              43,587                 42,485
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                               320,401                268,809
 Net transfers                             4,400                 23,788
 Surrenders for benefit
  payments and fees                      (20,467)               (22,246)
 Other transactions                           --                     --
 Death benefits                               --                     --
 Net loan activity                           (61)                   (41)
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      304,273                270,310
                                      ----------             ----------
 Net increase (decrease) in
  net assets                             347,860                312,795
NET ASSETS:
 Beginning of year                       184,820                347,348
                                      ----------             ----------
 End of year                            $532,680               $660,143
                                      ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS                     MFS               MFS RESEARCH
                                   UTILITIES FUND            VALUE FUND             BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $97,802                 $27,021               $1,329
 Net realized gain (loss) on
  security transactions                   20,535                   4,409                1,050
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            362,162                 385,200                  492
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             480,499                 416,630                2,871
                                    ------------            ------------            ---------
UNIT TRANSACTIONS:
 Purchases                               704,312               1,845,694               21,939
 Net transfers                           (41,332)                (55,119)                 389
 Surrenders for benefit
  payments and fees                     (528,206)               (333,421)              (3,356)
 Other transactions                           --                      --                   --
 Death benefits                               --                      --                   --
 Net loan activity                          (138)                   (210)                  --
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      134,636               1,456,944               18,972
                                    ------------            ------------            ---------
 Net increase (decrease) in
  net assets                             615,135               1,873,574               21,843
NET ASSETS:
 Beginning of year                     3,553,314               2,179,211               37,365
                                    ------------            ------------            ---------
 End of year                          $4,168,449              $4,052,785              $59,208
                                    ============            ============            =========

                                 MFS MASSACHUSETTS
                                     INVESTORS              MFS CORE              MFS CORE
                                       TRUST               GROWTH FUND          EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,573                  $(49)                 $843
 Net realized gain (loss) on
  security transactions                      82                     1                (4,584)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            26,848                 1,203               119,879
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             28,503                 1,155               116,138
                                     ----------             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              328,795                 8,741                48,771
 Net transfers                           (7,722)                 (137)              (63,299)
 Surrenders for benefit
  payments and fees                      (8,097)                  (27)              (21,131)
 Other transactions                          --                    --                    --
 Death benefits                              --                    --                    --
 Net loan activity                          (14)                   --                    --
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     312,962                 8,577               (35,659)
                                     ----------             ---------            ----------
 Net increase (decrease) in
  net assets                            341,465                 9,732                80,479
NET ASSETS:
 Beginning of year                        1,688                   503               730,433
                                     ----------             ---------            ----------
 End of year                           $343,153               $10,235              $810,912
                                     ==========             =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    MFS GOVERNMENT       MFS INTERNATIONAL
                                   SECURITIES FUND           VALUE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $45,436                $6,731
 Net realized gain (loss) on
  security transactions                       110                   943
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              10,561                37,756
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               56,107                45,430
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,481,861               277,794
 Net transfers                           (111,544)              348,186
 Surrenders for benefit
  payments and fees                      (122,307)              (49,865)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                           (103)                  (28)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,247,907               576,087
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,304,014               621,517
NET ASSETS:
 Beginning of year                      1,177,089                20,214
                                     ------------            ----------
 End of year                           $2,481,103              $641,731
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        MFS                MFS CORE             MFS HIGH
                                  TECHNOLOGY FUND        EQUITY SERIES        INCOME SERIES
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(427)                  $20               $2,321
 Net realized gain (loss) on
  security transactions                  8,237                 1,059                  612
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              796                   241                4,061
                                     ---------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,606                 1,320                6,994
                                     ---------             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              40,355                    --                5,907
 Net transfers                           7,539                   563               20,693
 Surrenders for benefit
  payments and fees                     (1,565)               (9,758)                 (29)
 Other transactions                         --                    --                   --
 Death benefits                             --                    --                   --
 Net loan activity                          (5)                   --                   --
                                     ---------             ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     46,324                (9,195)              26,571
                                     ---------             ---------            ---------
 Net increase (decrease) in
  net assets                            54,930                (7,875)              33,565
NET ASSETS:
 Beginning of year                       5,795                17,810               34,215
                                     ---------             ---------            ---------
 End of year                           $60,725                $9,935              $67,780
                                     =========             =========            =========

                                  MFS INVESTORS                                 BLACKROCK
                                     GROWTH            MFS UTILITIES              GLOBAL
                                  STOCK SERIES             SERIES            ALLOCATION FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25)               $3,147                 $42,933
 Net realized gain (loss) on
  security transactions                   520                 1,991                   7,637
 Net realized gain on
  distributions                            --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             381                13,014                 486,437
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              876                18,152                 537,007
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                 4,677               2,394,235
 Net transfers                             --                 5,731                 651,839
 Surrenders for benefit
  payments and fees                    (4,142)              (12,940)               (316,012)
 Other transactions                        --                    --                      --
 Death benefits                            --                    --                      --
 Net loan activity                         --                    --                    (263)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,142)               (2,532)              2,729,799
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           (3,266)               15,620               3,266,806
NET ASSETS:
 Beginning of year                     12,323               140,951               3,599,842
                                    ---------            ----------            ------------
 End of year                           $9,057              $156,571              $6,866,648
                                    =========            ==========            ============

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     BLACKROCK             BLACKROCK
                                  GLOBAL FINANCIAL         LARGE CAP
                                   SERVICES FUND           CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $316                  $187
 Net realized gain (loss) on
  security transactions                   2,727                 4,972
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,522                27,115
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,565                32,274
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               42,071                51,540
 Net transfers                           (6,121)              (17,966)
 Surrenders for benefit
  payments and fees                     (16,795)              (29,511)
 Other transactions                          --                    --
 Death benefits                              --                    --
 Net loan activity                          (23)                   --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      19,132                 4,063
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             23,697                36,337
NET ASSETS:
 Beginning of year                       95,864               273,772
                                     ----------            ----------
 End of year                           $119,561              $310,109
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      BLACKROCK              BLACKROCK              BLACKROCK
                                        VALUE                SMALL CAP            MID CAP VALUE
                                 OPPORTUNITIES FUND         GROWTH FUND         OPPORTUNITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(256)                $(2,668)               $(4,756)
 Net realized gain (loss) on
  security transactions                     785                  (3,618)                 8,090
 Net realized gain on
  distributions                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,650                  83,159                132,944
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,179                  76,873                136,278
                                      ---------              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                4,260                 119,699                359,667
 Net transfers                               --                  91,024                 55,167
 Surrenders for benefit
  payments and fees                      (4,400)                (58,848)               (48,186)
 Other transactions                          --                      --                     --
 Death benefits                              --                      --                     --
 Net loan activity                           --                     (62)                  (141)
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (140)                151,813                366,507
                                      ---------              ----------             ----------
 Net increase (decrease) in
  net assets                              5,039                 228,686                502,785
NET ASSETS:
 Beginning of year                       19,840                 259,757                323,566
                                      ---------              ----------             ----------
 End of year                            $24,879                $488,443               $826,351
                                      =========              ==========             ==========

                                     BLACKROCK
                                   INTERNATIONAL              MUNDER             NEUBERGER BERMAN
                                   OPPORTUNITIES           MIDCAP CORE               SOCIALLY
                                     PORTFOLIO             GROWTH FUND           RESPONSIVE FUND
                                 SUB-ACCOUNT (18)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $196                  $(3,617)                  $189
 Net realized gain (loss) on
  security transactions                      1                    3,150                  1,610
 Net realized gain on
  distributions                             --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,467                  310,193                 45,140
                                     ---------             ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,664                  309,726                 46,939
                                     ---------             ------------             ----------
UNIT TRANSACTIONS:
 Purchases                              31,437                  661,156                 83,361
 Net transfers                           2,734                  453,403                 81,040
 Surrenders for benefit
  payments and fees                         (8)                 (49,449)                (1,971)
 Other transactions                         --                       --                     --
 Death benefits                             --                       --                     --
 Net loan activity                          --                     (115)                    (1)
                                     ---------             ------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     34,163                1,064,995                162,429
                                     ---------             ------------             ----------
 Net increase (decrease) in
  net assets                            35,827                1,374,721                209,368
NET ASSETS:
 Beginning of year                          --                  502,213                 97,774
                                     ---------             ------------             ----------
 End of year                           $35,827               $1,876,934               $307,142
                                     =========             ============             ==========

(18) Funded as of September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        OAKMARK               THE OAKMARK
                                     INTERNATIONAL             EQUITY AND
                                    SMALL CAP FUND            INCOME FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT (29)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(291)                $48,490
 Net realized gain (loss) on
  security transactions                     78,123                     (23)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              277,537                 293,161
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               355,369                 341,628
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 254,693               2,336,576
 Net transfers                              16,370               3,667,006
 Surrenders for benefit
  payments and fees                     (1,315,519)               (171,635)
 Other transactions                             --                      --
 Death benefits                                 --                      --
 Net loan activity                              (9)                   (132)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,044,465)              5,831,815
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (689,096)              6,173,443
NET ASSETS:
 Beginning of year                       1,943,358                      --
                                     -------------            ------------
 End of year                            $1,254,262              $6,173,443
                                     =============            ============

(29) Funded as of January 4, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                    OPPENHEIMER
                                      CAPITAL               OPPENHEIMER           INTERNATIONAL
                                 APPRECIATION FUND          GLOBAL FUND            GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(10,461)                $18,875                 $(885)
 Net realized gain (loss) on
  security transactions                   (3,877)                 28,269                 3,839
 Net realized gain on
  distributions                               --                  35,653                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            135,002                 581,755                29,173
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             120,664                 664,552                32,127
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               178,570               2,196,258                75,812
 Net transfers                          (132,679)                (51,623)                4,192
 Surrenders for benefit
  payments and fees                     (197,856)               (618,785)              (21,705)
 Other transactions                           --                      --                    --
 Death benefits                               --                      --                    --
 Net loan activity                           (25)                   (152)                  (85)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (151,990)              1,525,698                58,214
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             (31,326)              2,190,250                90,341
NET ASSETS:
 Beginning of year                     1,615,873               2,926,865               188,462
                                    ------------            ------------            ----------
 End of year                          $1,584,547              $5,117,115              $278,803
                                    ============            ============            ==========

                                                         OPPENHEIMER            OPPENHEIMER
                                   OPPENHEIMER         GLOBAL STRATEGIC         MAIN STREET
                                 MAIN STREET FUND        INCOME FUND           SMALL CAP FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (70)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(346)               $7,703                 $(8,634)
 Net realized gain (loss) on
  security transactions                   (183)                   43                  10,492
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,833                11,394                 229,183
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,304                19,140                 231,041
                                    ----------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              42,683                80,638                 296,321
 Net transfers                            (511)                9,590                 131,136
 Surrenders for benefit
  payments and fees                     (5,659)                 (783)               (142,771)
 Other transactions                         --                    --                      --
 Death benefits                             --                    --                      --
 Net loan activity                          --                    (3)                    (60)
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     36,513                89,442                 284,626
                                    ----------            ----------            ------------
 Net increase (decrease) in
  net assets                            48,817               108,582                 515,667
NET ASSETS:
 Beginning of year                      59,563                72,230                 873,351
                                    ----------            ----------            ------------
 End of year                          $108,380              $180,812              $1,389,018
                                    ==========            ==========            ============

(70) Formerly Oppenheimer Strategic Income Fund. Change effective June 30, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                      DEVELOPING            OPPENHEIMER
                                     MARKETS FUND           EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(4,818)               $(100)
 Net realized gain (loss) on
  security transactions                    23,113                1,317
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             575,700                7,965
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              593,995                9,182
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                              1,102,576                7,303
 Net transfers                            324,328                5,574
 Surrenders for benefit
  payments and fees                      (174,663)                 (43)
 Other transactions                            --                   --
 Death benefits                                --                   --
 Net loan activity                            (46)                  --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,252,195               12,834
                                     ------------            ---------
 Net increase (decrease) in
  net assets                            1,846,190               22,016
NET ASSETS:
 Beginning of year                      1,653,903               66,507
                                     ------------            ---------
 End of year                           $3,500,093              $88,523
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  OPPENHEIMER          OPPENHEIMER             OPPENHEIMER
                                    CAPITAL           INTERNATIONAL         SMALL- & MID- CAP
                                  INCOME FUND           BOND FUND               VALUE FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5                 $115,781                 $(5,941)
 Net realized gain (loss) on
  security transactions                 --                   (8,213)                  1,165
 Net realized gain on
  distributions                         --                   45,201                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10                  106,220                 161,009
                                     -----             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15                  258,989                 156,233
                                     -----             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              94                1,909,060                 271,841
 Net transfers                          --                   33,761                   6,230
 Surrenders for benefit
  payments and fees                     (1)                (335,352)                (40,603)
 Other transactions                     --                       --                      --
 Death benefits                         --                       --                      --
 Net loan activity                      --                     (159)                    (86)
                                     -----             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     93                1,607,310                 237,382
                                     -----             ------------            ------------
 Net increase (decrease) in
  net assets                           108                1,866,299                 393,615
NET ASSETS:
 Beginning of year                      99                2,948,029                 620,376
                                     -----             ------------            ------------
 End of year                          $207               $4,814,328              $1,013,991
                                     =====             ============            ============

                                   OPPENHEIMER            OPPENHEIMER            OPPENHEIMER
                                   MAIN STREET           GOLD & SPECIAL              REAL
                                 OPPORTUNITY FUND         METALS FUND            ESTATE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,714)               $152,296                  $337
 Net realized gain (loss) on
  security transactions                  3,526                   1,667                 1,167
 Net realized gain on
  distributions                             --                  36,235                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           72,099                 399,736                30,937
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            71,911                 589,934                32,441
                                    ----------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                             123,738                 473,127               155,389
 Net transfers                          11,675                 382,940                36,242
 Surrenders for benefit
  payments and fees                    (60,350)               (115,384)              (12,269)
 Other transactions                         --                      --                    --
 Death benefits                             --                      --                    --
 Net loan activity                        (110)                   (177)                  (11)
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     74,953                 740,506               179,351
                                    ----------            ------------            ----------
 Net increase (decrease) in
  net assets                           146,864               1,330,440               211,792
NET ASSETS:
 Beginning of year                     401,404                 757,416                64,856
                                    ----------            ------------            ----------
 End of year                          $548,268              $2,087,856              $276,648
                                    ==========            ============            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      PUTNAM               PUTNAM VT
                                      GLOBAL                  HIGH
                                    EQUITY FUND            YIELD FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $321                $132,020
 Net realized gain (loss) on
  security transactions                   (375)                 96,329
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,053                 (11,804)
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,999                 216,545
                                     ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                  89                   7,962
 Net transfers                              --                (254,504)
 Surrenders for benefit
  payments and fees                     (1,921)                (63,845)
 Other transactions                         --                      --
 Death benefits                             --                      --
 Net loan activity                          --                      --
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,832)               (310,387)
                                     ---------            ------------
 Net increase (decrease) in
  net assets                               167                 (93,842)
NET ASSETS:
 Beginning of year                      24,242               1,936,798
                                     ---------            ------------
 End of year                           $24,409              $1,842,956
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT               PUTNAM VT                 PUTNAM
                                  INTERNATIONAL             MULTI-CAP               SMALL CAP
                                   GROWTH FUND             GROWTH FUND              VALUE FUND
                                 SUB-ACCOUNT (71)      SUB-ACCOUNT (72)(73)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $4,762                 $(2,548)                $(1,525)
 Net realized gain (loss) on
  security transactions                 (1,165)                (29,777)                    249
 Net realized gain on
  distributions                             --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,788                 131,981                  77,032
                                    ----------              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            24,385                  99,656                  75,756
                                    ----------              ----------              ----------
UNIT TRANSACTIONS:
 Purchases                              10,556                   7,122                   4,471
 Net transfers                           5,402                 (18,610)                129,736
 Surrenders for benefit
  payments and fees                    (15,884)                (12,286)                (16,536)
 Other transactions                         --                      --                   1,406
 Death benefits                           (551)                   (412)                (12,843)
 Net loan activity                          --                      --                      --
                                    ----------              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (477)                (24,186)                106,234
                                    ----------              ----------              ----------
 Net increase (decrease) in
  net assets                            23,908                  75,470                 181,990
NET ASSETS:
 Beginning of year                     224,559                 348,443                 277,138
                                    ----------              ----------              ----------
 End of year                          $248,467                $423,913                $459,128
                                    ==========              ==========              ==========

                                                           PIONEER              PIONEER OAK
                                     PIONEER               EMERGING           RIDGE SMALL CAP
                                CULLENVALUE FUND         MARKETS FUND           GROWTH FUND
                                SUB-ACCOUNT (74)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2                   $(8,784)               $(245)
 Net realized gain (loss) on
  security transactions                  --                       (61)                 210
 Net realized gain on
  distributions                          --                        --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             7                   202,519                8,422
                                      -----              ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              9                   193,674                8,387
                                      -----              ------------            ---------
UNIT TRANSACTIONS:
 Purchases                              229                   649,396               30,967
 Net transfers                           --                   120,576               (1,997)
 Surrenders for benefit
  payments and fees                     (23)                  (30,427)                (121)
 Other transactions                      --                        --                   --
 Death benefits                          --                        --                   --
 Net loan activity                       --                       (56)                  --
                                      -----              ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     206                   739,489               28,849
                                      -----              ------------            ---------
 Net increase (decrease) in
  net assets                            215                   933,163               37,236
NET ASSETS:
 Beginning of year                       --                   564,043                3,147
                                      -----              ------------            ---------
 End of year                           $215                $1,497,206              $40,383
                                      =====              ============            =========

(71) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(72) Putnam VT Multi-Cap Growth Fund became a Sub-Account option as of September 24, 2010.

(73) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(74) Funded as of September 16, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    ALLIANZ NFJ            ALLIANZ NFJ
                                     SMALL CAP               DIVIDEND
                                     VALUE FUND             VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,629                 $23,554
 Net realized gain (loss) on
  security transactions                  15,392                    (824)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           139,922                 125,548
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            162,943                 148,278
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              320,166                 938,157
 Net transfers                          (47,477)                  2,274
 Surrenders for benefit
  payments and fees                     (73,189)                (43,598)
 Other transactions                          --                      --
 Death benefits                              --                      --
 Net loan activity                          (31)                   (167)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     199,469                 896,666
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            362,412               1,044,944
NET ASSETS:
 Beginning of year                      634,618                 412,530
                                     ----------            ------------
 End of year                           $997,030              $1,457,474
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  PIMCO
                                                          PIMCO                  EMERGING
                                 MANAGERS CADENCE         TOTAL                  MARKETS
                                   MID-CAP FUND        RETURN FUND              BOND FUND
                                 SUB-ACCOUNT (75)      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(392)            $224,325                 $36,111
 Net realized gain (loss) on
  security transactions                    283                9,871                   5,879
 Net realized gain on
  distributions                             --              702,789                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,232             (249,979)                 60,194
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,123              687,006                 102,184
                                     ---------        -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               9,396            8,070,916                 296,236
 Net transfers                              --            1,133,967                 105,883
 Surrenders for benefit
  payments and fees                     (4,518)          (1,033,978)               (112,222)
 Other transactions                         --                   --                      --
 Death benefits                             --                   --                      --
 Net loan activity                          --               (1,324)                    (53)
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,878            8,169,581                 289,844
                                     ---------        -------------            ------------
 Net increase (decrease) in
  net assets                            14,001            8,856,587                 392,028
NET ASSETS:
 Beginning of year                      31,692            6,682,235                 772,620
                                     ---------        -------------            ------------
 End of year                           $45,693          $15,538,822              $1,164,648
                                     =========        =============            ============


                                       PIMCO                                        PIONEER
                                        REAL                 PIONEER                  HIGH
                                    RETURN FUND                FUND                YIELD FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $174,395                  $102                 $75,728
 Net realized gain (loss) on
  security transactions                   89,798                   130                 144,079
 Net realized gain on
  distributions                               --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            266,571                17,741                  47,627
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             530,764                17,973                 267,434
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                             3,946,426               178,017                 819,251
 Net transfers                           256,168                (1,003)               (789,855)
 Surrenders for benefit
  payments and fees                     (562,327)               (1,093)               (172,905)
 Other transactions                           --                    --                      --
 Death benefits                               --                    --                      --
 Net loan activity                          (442)                   (9)                   (179)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,639,825               175,912                (143,688)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                           4,170,589               193,885                 123,746
NET ASSETS:
 Beginning of year                     5,606,601                 8,983               1,639,303
                                    ------------            ----------            ------------
 End of year                          $9,777,190              $202,868              $1,763,049
                                    ============            ==========            ============

(75) Formerly Allianz CCM Mid Cap Fund. Change effective September 27, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       PIONEER                 PIONEER
                                      STRATEGIC                MID CAP
                                     INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $63,611                 $(2,714)
 Net realized gain (loss) on
  security transactions                     7,199                 172,472
 Net realized gain on
  distributions                             5,315                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              63,821                  11,841
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              139,946                 181,599
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                874,058                 442,535
 Net transfers                            (10,449)               (819,925)
 Surrenders for benefit
  payments and fees                      (172,737)                (52,300)
 Other transactions                            --                      --
 Death benefits                                --                      --
 Net loan activity                            (92)                   (129)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       690,780                (429,819)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              830,726                (248,220)
NET ASSETS:
 Beginning of year                      1,024,626               1,225,342
                                     ------------            ------------
 End of year                           $1,855,352                $977,122
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PIONEER                 PIMCO                PUTNAM
                                       GROWTH                 TOTAL                EQUITY
                                 OPPORTUNITIES FUND        RETURN FUND           INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (29)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,768)               $14,661                 $407
 Net realized gain (loss) on
  security transactions                   2,234                     77                9,184
 Net realized gain on
  distributions                              --                 44,016                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            44,662                (34,479)              (2,448)
                                     ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             45,128                 24,275                7,143
                                     ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                               45,665                657,106               23,726
 Net transfers                            5,284                291,802                  (54)
 Surrenders for benefit
  payments and fees                     (16,014)               (26,598)                (118)
 Other transactions                          --                     --                   --
 Death benefits                              --                     --                   --
 Net loan activity                          (20)                   (23)                  --
                                     ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      34,915                922,287               23,554
                                     ----------             ----------            ---------
 Net increase (decrease) in
  net assets                             80,043                946,562               30,697
NET ASSETS:
 Beginning of year                      212,019                     --               41,272
                                     ----------             ----------            ---------
 End of year                           $292,062               $946,562              $71,969
                                     ==========             ==========            =========

                                      PUTNAM            PUTNAM
                                    HIGH YIELD       INTERNATIONAL            PUTNAM
                                  ADVANTAGE FUND      EQUITY FUND         INVESTORS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $11,260             $11,240                $11
 Net realized gain (loss) on
  security transactions                     84            (475,917)                --
 Net realized gain on
  distributions                             --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,199             594,512                241
                                    ----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,543             129,835                252
                                    ----------       -------------            -------
UNIT TRANSACTIONS:
 Purchases                             167,554             288,358              1,402
 Net transfers                           4,627            (231,712)                --
 Surrenders for benefit
  payments and fees                     (5,945)         (1,158,742)                --
 Other transactions                         --                  --                 --
 Death benefits                             --                  --                 --
 Net loan activity                         (34)                (12)                --
                                    ----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    166,202          (1,102,108)             1,402
                                    ----------       -------------            -------
 Net increase (decrease) in
  net assets                           187,745            (972,273)             1,654
NET ASSETS:
 Beginning of year                      78,926           1,804,300                472
                                    ----------       -------------            -------
 End of year                          $266,671            $832,027             $2,126
                                    ==========       =============            =======

(29) Funded as of January 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 PUTNAM
                                        PUTNAM               INTERNATIONAL
                                       MULTI-CAP                CAPITAL
                                      GROWTH FUND          OPPORTUNITIES FUND
                                 SUB-ACCOUNT (76)(77)         SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(37)                   $1,285
 Net realized gain (loss) on
  security transactions                     524                       370
 Net realized gain on
  distributions                              --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               420                    40,616
                                        -------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                907                    42,271
                                        -------                ----------
UNIT TRANSACTIONS:
 Purchases                                  988                   161,995
 Net transfers                               --                    (9,414)
 Surrenders for benefit
  payments and fees                          (9)                   (3,892)
 Other transactions                          --                        --
 Death benefits                              --                        --
 Net loan activity                           --                       (22)
                                        -------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         979                   148,667
                                        -------                ----------
 Net increase (decrease) in
  net assets                              1,886                   190,938
NET ASSETS:
 Beginning of year                        2,528                    99,472
                                        -------                ----------
 End of year                             $4,414                  $290,410
                                        =======                ==========

(76) Putnam Multi-Cap Growth Fund became a Sub-Account option as of January 29, 2010.

(77) Effective September 24, 2010 Putnam Vista Fund merged with Putnam Multi-Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM                ROYCE                ROYCE
                                    SMALL CAP               TOTAL                VALUE
                                   GROWTH FUND           RETURN FUND           PLUS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(660)                $(10)              $(1,822)
 Net realized gain (loss) on
  security transactions                   (363)                  (2)               (3,559)
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,530                5,014               121,251
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            19,507                5,002               115,870
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              22,956               64,934               107,747
 Net transfers                          10,715               13,620                (9,936)
 Surrenders for benefit
  payments and fees                       (733)                (169)              (47,278)
 Other transactions                         --                   --                    --
 Death benefits                             --                   --                    --
 Net loan activity                          --                   --                   (49)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     32,938               78,385                50,484
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            52,445               83,387               166,354
NET ASSETS:
 Beginning of year                      58,305                9,254               565,160
                                    ----------            ---------            ----------
 End of year                          $110,750              $92,641              $731,514
                                    ==========            =========            ==========

                                                                                 COLUMBIA
                                                                                DIVERSIFIED
                                      ROYCE                                       EQUITY
                                    VALUE FUND          RS VALUE FUND           INCOME FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (78)      SUB-ACCOUNT (79)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $340                  $ --                   $25
 Net realized gain (loss) on
  security transactions                  3,686                     5                 9,516
 Net realized gain on
  distributions                             --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           83,639                96,521                 1,914
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            87,665                96,526                11,455
                                    ----------            ----------             ---------
UNIT TRANSACTIONS:
 Purchases                             318,641               262,073                38,773
 Net transfers                          22,207               530,294                (8,579)
 Surrenders for benefit
  payments and fees                     (3,483)              (28,705)               (8,633)
 Other transactions                         --                    --                    --
 Death benefits                             --                    --                    --
 Net loan activity                          (6)                   (3)                   (1)
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    337,359               763,659                21,560
                                    ----------            ----------             ---------
 Net increase (decrease) in
  net assets                           425,024               860,185                33,015
NET ASSETS:
 Beginning of year                      16,151                    --                55,262
                                    ----------            ----------             ---------
 End of year                          $441,175              $860,185               $88,277
                                    ==========            ==========             =========

(78) Funded as of January 5, 2010.

(79) Formerly RiverSource Diversified Equity Income Fund. Change effective September 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                           COLUMBIA
                                      COLUMBIA           MULTI-ADVISOR
                                   MID CAP VALUE           SMALL CAP
                                  OPPORTUNITY FUND        VALUE FUND
                                  SUB-ACCOUNT (80)     SUB-ACCOUNT (81)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(356)               $(53)
 Net realized gain (loss) on
  security transactions                     541                  16
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            42,192               1,533
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             42,377               1,496
                                     ----------             -------
UNIT TRANSACTIONS:
 Purchases                               72,297               2,775
 Net transfers                            7,920                  39
 Surrenders for benefit
  payments and fees                     (10,359)               (424)
 Other transactions                          --                  --
 Death benefits                              --                  --
 Net loan activity                           (9)                 --
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      69,849               2,390
                                     ----------             -------
 Net increase (decrease) in
  net assets                            112,226               3,886
NET ASSETS:
 Beginning of year                      151,903               4,197
                                     ----------             -------
 End of year                           $264,129              $8,083
                                     ==========             =======

(80) Formerly RiverSource Mid Cap Value Fund. Change effective September 7,
     2010.

(81) Formerly RiverSource Partners Small Cap Value Fund. Change effective September 7, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    RIDGEWORTH            RIDGEWORTH
                                    SMALL CAP              MID-CAP             DWS RREEF
                                      VALUE                 VALUE             REAL ESTATE
                                   EQUITY FUND           EQUITY FUND        SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $106                 $(227)               $47
 Net realized gain (loss) on
  security transactions                    147                    57                 --
 Net realized gain on
  distributions                             --                12,722                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           12,895                24,340              1,240
                                    ----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,148                36,892              1,287
                                    ----------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                             122,339               138,903              3,029
 Net transfers                            (506)               42,163                 --
 Surrenders for benefit
  payments and fees                     (3,479)               (3,182)                --
 Other transactions                         --                    --                 --
 Death benefits                             --                    --                 --
 Net loan activity                          --                   (34)                --
                                    ----------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    118,354               177,850              3,029
                                    ----------            ----------            -------
 Net increase (decrease) in
  net assets                           131,502               214,742              4,316
NET ASSETS:
 Beginning of year                       3,180                 6,776              3,250
                                    ----------            ----------            -------
 End of year                          $134,682              $221,518             $7,566
                                    ==========            ==========            =======

                                       DWS                   DWS
                                      DREMAN              EMERGING                SSGA
                                   HIGH RETURN          MARKETS FIXED           S&P 500
                                   EQUITY FUND           INCOME FUND           INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $963                 $714                $9,049
 Net realized gain (loss) on
  security transactions                  8,350                   --                   681
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           34,511                  921                99,498
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            43,824                1,635               109,228
                                    ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              64,684               17,199               126,798
 Net transfers                              (6)                 268                (5,128)
 Surrenders for benefit
  payments and fees                    (10,759)                 (29)              (21,791)
 Other transactions                         --                   --                    --
 Death benefits                             --                   --                    --
 Net loan activity                         (26)                  --                   (13)
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     53,893               17,438                99,866
                                    ----------            ---------            ----------
 Net increase (decrease) in
  net assets                            97,717               19,073               209,094
NET ASSETS:
 Beginning of year                     340,461                5,376               690,838
                                    ----------            ---------            ----------
 End of year                          $438,178              $24,449              $899,932
                                    ==========            =========            ==========

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        DWS
                                     GROWTH &                DWS
                                    INCOME VIP              GLOBAL
                                     PORTFOLIO          THEMATIC FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $290                 $(439)
 Net realized gain (loss) on
  security transactions                   (184)                  748
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,210                23,346
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,316                23,655
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,947                34,235
 Net transfers                            (782)              (12,307)
 Surrenders for benefit
  payments and fees                     (3,990)              (16,166)
 Other transactions                         --                    --
 Death benefits                             --                    --
 Net loan activity                          --                   (13)
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,825)                5,749
                                     ---------            ----------
 Net increase (decrease) in
  net assets                             1,491                29,404
NET ASSETS:
 Beginning of year                      34,845               180,923
                                     ---------            ----------
 End of year                           $36,336              $210,327
                                     =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        LEGG MASON
                                    LEGG MASON           PARTNERS           LEGG MASON
                                   CLEARBRIDGE          CLEARBRIDGE         CLEARBRIDGE
                                    AGGRESSIVE          FUNDAMENTAL           MID CAP
                                   GROWTH FUND          VALUE FUND           CORE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(518)                $7                $(365)
 Net realized gain (loss) on
  security transactions                  1,190                 --                   66
 Net realized gain on
  distributions                             --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,144                231               10,829
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,816                238               10,530
                                    ----------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                              15,544              1,170               27,873
 Net transfers                          (9,182)                --                  312
 Surrenders for benefit
  payments and fees                    (17,464)                (5)              (2,743)
 Other transactions                         --                 --                   --
 Death benefits                             --                 --                   --
 Net loan activity                         (26)                --                   (8)
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,128)             1,165               25,434
                                    ----------            -------            ---------
 Net increase (decrease) in
  net assets                             9,688              1,403               35,964
NET ASSETS:
 Beginning of year                      98,740                714               26,808
                                    ----------            -------            ---------
 End of year                          $108,428             $2,117              $62,772
                                    ==========            =======            =========


                                     LEGG MASON
                                    CLEARBRIDGE             BLACKROCK              THORNBURG
                                     SMALL CAP            SMALL/MID-CAP          INTERNATIONAL
                                    GROWTH FUND            GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (104)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,367)               $(2,182)                $(6,229)
 Net realized gain (loss) on
  security transactions                  17,966                    835                  20,885
 Net realized gain on
  distributions                              --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            16,906                 34,165                 449,477
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             33,505                 32,818                 464,133
                                     ----------             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               57,196                 58,659               1,865,496
 Net transfers                             (212)                  (289)                 (8,286)
 Surrenders for benefit
  payments and fees                     (10,936)               (20,443)               (337,189)
 Other transactions                          --                     --                      --
 Death benefits                              --                     --                      --
 Net loan activity                           (2)                   (19)                   (199)
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      46,046                 37,908               1,519,822
                                     ----------             ----------            ------------
 Net increase (decrease) in
  net assets                             79,551                 70,726               1,983,955
NET ASSETS:
 Beginning of year                      103,183                159,433               2,265,560
                                     ----------             ----------            ------------
 End of year                           $182,734               $230,159              $4,249,515
                                     ==========             ==========            ============

(104) Effective January 1, 2010 Legg Mason ClearBridge Small Cap Growth Fund Sub-Account merged with Legg Mason ClearBridge Small Cap Growth Fund Sub-Account.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                              THORNBURG
                                      THORNBURG                 CORE
                                      VALUE FUND             GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,255)               $(6,945)
 Net realized gain (loss) on
  security transactions                    10,564                 23,212
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             101,322                 65,113
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              106,631                 81,380
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                496,750                235,526
 Net transfers                             63,184                (22,140)
 Surrenders for benefit
  payments and fees                      (146,108)              (153,467)
 Other transactions                            --                     --
 Death benefits                                --                     --
 Net loan activity                           (233)                   (94)
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       413,593                 59,825
                                     ------------            -----------
 Net increase (decrease) in
  net assets                              520,224                141,205
NET ASSETS:
 Beginning of year                        551,456                802,669
                                     ------------            -----------
 End of year                           $1,071,680               $943,874
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  TIMOTHY PLAN          T. ROWE PRICE          T. ROWE PRICE
                                  LARGE/MID CAP             GROWTH             EQUITY-INCOME
                                   VALUE FUND             STOCK FUND                FUND
                                SUB-ACCOUNT (82)         SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $5                  $(5,200)               $2,320
 Net realized gain (loss) on
  security transactions                   --                   13,849                 5,645
 Net realized gain on
  distributions                           --                       --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            515                  108,011                51,317
                                     -------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             520                  116,660                59,282
                                     -------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               140                  829,769               252,621
 Net transfers                         2,530                   81,313               (27,896)
 Surrenders for benefit
  payments and fees                       (1)                 (25,698)              (19,933)
 Other transactions                       --                       --                    --
 Death benefits                           --                       --                    --
 Net loan activity                        --                     (117)                   (5)
                                     -------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,669                  885,267               204,787
                                     -------             ------------            ----------
 Net increase (decrease) in
  net assets                           3,189                1,001,927               264,069
NET ASSETS:
 Beginning of year                        --                  173,078               281,750
                                     -------             ------------            ----------
 End of year                          $3,189               $1,175,005              $545,819
                                     =======             ============            ==========

                                   T. ROWE PRICE           T. ROWE PRICE           T. ROWE PRICE
                                     RETIREMENT              RETIREMENT              RETIREMENT
                                     2010 FUND               2020 FUND               2030 FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,041                 $25,678                  $7,411
 Net realized gain (loss) on
  security transactions                    5,672                  11,638                  42,845
 Net realized gain on
  distributions                            2,506                   5,382                   3,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year            101,897                 434,955                 317,298
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             122,116                 477,653                 371,190
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               442,665               1,489,887               1,135,517
 Net transfers                            (3,616)                 67,568                 (48,574)
 Surrenders for benefit
  payments and fees                      (78,377)                (81,010)               (113,399)
 Other transactions                           --                      --                      --
 Death benefits                               --                      --                      --
 Net loan activity                            --                    (167)                   (291)
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      360,672               1,476,278                 973,253
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             482,788               1,953,931               1,344,443
NET ASSETS:
 Beginning of year                       838,522               2,527,341               1,812,139
                                    ------------            ------------            ------------
 End of year                          $1,321,310              $4,481,272              $3,156,582
                                    ============            ============            ============

(82) Funded as of July 29, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    T. ROWE PRICE          T. ROWE PRICE
                                      RETIREMENT             RETIREMENT
                                      2040 FUND              2050 FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $580                   $79
 Net realized gain (loss) on
  security transactions                     9,993                 9,290
 Net realized gain on
  distributions                               955                   686
 Net unrealized appreciation
  (depreciation) of
  investments during the year             192,315                60,575
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              203,843                70,630
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                678,693               248,856
 Net transfers                            (11,287)               (5,964)
 Surrenders for benefit
  payments and fees                      (145,589)              (51,857)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                             --                   (88)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       521,817               190,947
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              725,660               261,577
NET ASSETS:
 Beginning of year                        950,583               356,426
                                     ------------            ----------
 End of year                           $1,676,243              $618,003
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  T. ROWE PRICE                                  VANGUARD
                                    RETIREMENT           UBS GLOBAL             SMALL-CAP
                                   INCOME FUND         ALLOCATION FUND          INDEX FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (83)
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,436                $22                   $11,731
 Net realized gain (loss) on
  security transactions                  2,604                 --                       115
 Net realized gain on
  distributions                             --                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,625                 39                   150,723
                                    ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,665                 61                   162,569
                                    ----------              -----              ------------
UNIT TRANSACTIONS:
 Purchases                              37,882                100                   386,476
 Net transfers                         (28,746)                --                   625,262
 Surrenders for benefit
  payments and fees                       (996)               (11)                  (14,557)
 Other transactions                         --                 --                        --
 Death benefits                             --                 --                        --
 Net loan activity                          --                 --                        (1)
                                    ----------              -----              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,140                 89                   997,180
                                    ----------              -----              ------------
 Net increase (decrease) in
  net assets                            20,805                150                 1,159,749
NET ASSETS:
 Beginning of year                     151,225                484                        --
                                    ----------              -----              ------------
 End of year                          $172,030               $634                $1,159,749
                                    ==========              =====              ============

                                     VANGUARD               VANGUARD                VANGUARD
                                     MID-CAP           TOTAL BOND MARKET       TOTAL STOCK MARKET
                                    INDEX FUND             INDEX FUND              INDEX FUND
                                 SUB-ACCOUNT (78)       SUB-ACCOUNT (29)        SUB-ACCOUNT (78)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,648                 $4,248                  $1,023
 Net realized gain (loss) on
  security transactions                   (113)                    (2)                     (7)
 Net realized gain on
  distributions                             --                  1,090                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           33,734                 (1,180)                  7,448
                                    ----------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            36,269                  4,156                   8,464
                                    ----------             ----------               ---------
UNIT TRANSACTIONS:
 Purchases                             116,791                199,694                  51,699
 Net transfers                         109,764                 55,499                  19,682
 Surrenders for benefit
  payments and fees                     (3,878)               (11,876)                     --
 Other transactions                         --                     --                      --
 Death benefits                             --                     --                      --
 Net loan activity                          --                     (5)                     --
                                    ----------             ----------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    222,677                243,312                  71,381
                                    ----------             ----------               ---------
 Net increase (decrease) in
  net assets                           258,946                247,468                  79,845
NET ASSETS:
 Beginning of year                          --                     --                      --
                                    ----------             ----------               ---------
 End of year                          $258,946               $247,468                 $79,845
                                    ==========             ==========               =========

(29) Funded as of January 4, 2010.

(78) Funded as of January 5, 2010.

(83) Funded as of January 4, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      VICTORY                VICTORY
                                    DIVERSIFIED              SPECIAL
                                     STOCK FUND             VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $691                 $(9,612)
 Net realized gain (loss) on
  security transactions                   3,833                 141,565
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            66,465                 213,280
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             70,989                 345,233
                                     ----------            ------------
UNIT TRANSACTIONS:
 Purchases                              242,531                 918,009
 Net transfers                            1,873                (676,736)
 Surrenders for benefit
  payments and fees                     (76,950)               (123,306)
 Other transactions                          --                      --
 Death benefits                              --                      --
 Net loan activity                          (44)                   (105)
                                     ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     167,410                 117,862
                                     ----------            ------------
 Net increase (decrease) in
  net assets                            238,399                 463,095
NET ASSETS:
 Beginning of year                      459,566               1,588,935
                                     ----------            ------------
 End of year                           $697,965              $2,052,030
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    INVESCO
                                      VICTORY                VICTORY               VAN KAMPEN
                                   SMALL COMPANY           ESTABLISHED             SMALL CAP
                                  OPPORTUNITY FUND          VALUE FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (84)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,935)                 $620                 $(7,609)
 Net realized gain (loss) on
  security transactions                      438                   517                  91,407
 Net realized gain on
  distributions                               --                18,790                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            162,987                16,156                 140,639
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             160,490                36,083                 224,437
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                               514,597               283,081                 445,242
 Net transfers                            68,355               (15,413)               (504,668)
 Surrenders for benefit
  payments and fees                      (65,162)               (5,252)                (64,552)
 Other transactions                           --                    --                      --
 Death benefits                               --                    --                      --
 Net loan activity                          (107)                   (6)                   (142)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      517,683               262,410                (124,120)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                             678,173               298,493                 100,317
NET ASSETS:
 Beginning of year                       400,441                   933               1,050,699
                                    ------------            ----------            ------------
 End of year                          $1,078,614              $299,426              $1,151,016
                                    ============            ==========            ============

                                                                                    INVESCO
                                      INVESCO                INVESCO              VAN KAMPEN
                                     VAN KAMPEN            VAN KAMPEN             EQUITY AND
                                   COMSTOCK FUND         ENTERPRISE FUND          INCOME FUND
                                  SUB-ACCOUNT (85)      SUB-ACCOUNT (86)       SUB-ACCOUNT (87)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $46,883                $(76)                 $259,441
 Net realized gain (loss) on
  security transactions                   20,936                  (3)                  601,446
 Net realized gain on
  distributions                               --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            533,005               1,315                 1,293,725
                                    ------------             -------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             600,824               1,236                 2,154,612
                                    ------------             -------             -------------
UNIT TRANSACTIONS:
 Purchases                               623,261               2,875                 3,000,323
 Net transfers                           (65,802)                 --                (4,445,647)
 Surrenders for benefit
  payments and fees                     (356,592)                (23)               (5,232,960)
 Other transactions                           --                  --                        --
 Death benefits                               --                  --                        --
 Net loan activity                          (565)                 --                    (1,162)
                                    ------------             -------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      200,302               2,852                (6,679,446)
                                    ------------             -------             -------------
 Net increase (decrease) in
  net assets                             801,126               4,088                (4,524,834)
NET ASSETS:
 Beginning of year                     3,878,555               4,378                21,263,958
                                    ------------             -------             -------------
 End of year                          $4,679,681              $8,466               $16,739,124
                                    ============             =======             =============

(84) Formerly Van Kampen Small Cap Growth Fund. Change effective June 1, 2010.

(85) Formerly Van Kampen Comstock Fund. Change effective June 1, 2010.

(86) Formerly Van Kampen Enterprise Fund. Change effective June 1, 2010.

(87) Formerly Van Kampen Equity and Income Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       INVESCO                INVESCO
                                      VAN KAMPEN             VAN KAMPEN
                                      GROWTH AND              MID CAP
                                     INCOME FUND            GROWTH FUND
                                   SUB-ACCOUNT (88)       SUB-ACCOUNT (89)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $8,450               $(4,979)
 Net realized gain (loss) on
  security transactions                    11,907                33,722
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             257,167               105,449
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              277,524               134,192
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                              1,587,930               168,806
 Net transfers                             23,666               119,810
 Surrenders for benefit
  payments and fees                      (138,699)              (51,190)
 Other transactions                            --                    --
 Death benefits                                --                    --
 Net loan activity                            (91)                  (13)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,472,806               237,413
                                     ------------            ----------
 Net increase (decrease) in
  net assets                            1,750,330               371,605
NET ASSETS:
 Beginning of year                        694,087               302,118
                                     ------------            ----------
 End of year                           $2,444,417              $673,723
                                     ============            ==========

(88) Formerly Van Kampen Growth and Income Fund. Change effective June 1, 2010.

(89) Formerly Van Kampen Mid Cap Growth Fund. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO            INVESCO            INVESCO
                                  VAN KAMPEN          VAN KAMPEN         VAN KAMPEN
                                 U.S. MORTGAGE       REAL ESTATE          CAPITAL
                                     FUND          SECURITIES FUND      GROWTH FUND
                               SUB-ACCOUNT (90)    SUB-ACCOUNT (91)   SUB-ACCOUNT (92)
--------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $10                  $631              $(50)
 Net realized gain (loss) on
  security transactions                 22                (1,677)              153
 Net realized gain on
  distributions                         --                    --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (9)               32,752               852
                                    ------            ----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                            23                31,706               955
                                    ------            ----------          --------
UNIT TRANSACTIONS:
 Purchases                              50                25,137             2,460
 Net transfers                          --                 7,082                --
 Surrenders for benefit
  payments and fees                   (420)               (7,490)           (1,304)
 Other transactions                     --                    --                --
 Death benefits                         --                    --                --
 Net loan activity                      --                    --                --
                                    ------            ----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (370)               24,729             1,156
                                    ------            ----------          --------
 Net increase (decrease) in
  net assets                          (347)               56,435             2,111
NET ASSETS:
 Beginning of year                     686               121,494             3,140
                                    ------            ----------          --------
 End of year                          $339              $177,929            $5,251
                                    ======            ==========          ========

                                     INVESCO               INVESCO                INVESCO
                                   VAN KAMPEN            VAN KAMPEN             VAN KAMPEN
                                    SMALL CAP             AMERICAN                GLOBAL
                                   VALUE FUND            VALUE FUND           FRANCHISE FUND
                                SUB-ACCOUNT (93)      SUB-ACCOUNT (94)       SUB-ACCOUNT (95)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(608)                 $(52)                  $355
 Net realized gain (loss) on
  security transactions                 1,095                     5                     18
 Net realized gain on
  distributions                        15,169                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          76,546                 1,719                  1,922
                                   ----------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           92,202                 1,672                  2,295
                                   ----------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                            354,652                12,523                  2,179
 Net transfers                          9,452                  (522)                11,390
 Surrenders for benefit
  payments and fees                    (9,655)                  (29)                  (487)
 Other transactions                        --                    --                     --
 Death benefits                            --                    --                     --
 Net loan activity                        (29)                   --                     --
                                   ----------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   354,420                11,972                 13,082
                                   ----------             ---------              ---------
 Net increase (decrease) in
  net assets                          446,622                13,644                 15,377
NET ASSETS:
 Beginning of year                     30,376                 1,920                  5,410
                                   ----------             ---------              ---------
 End of year                         $476,998               $15,564                $20,787
                                   ==========             =========              =========

(90) Formerly Van Kampen U.S. Mortgage Fund. Change effective June 1, 2010.

(91) Formerly Van Kampen Real Estate Securities Fund. Change effective June 1, 2010.

(92) Formerly Van Kampen Capital Growth Fund. Change effective June 1, 2010.

(93) Formerly Van Kampen Small Cap Value Fund. Change effective June 1, 2010.

(94) Formerly Van Kampen American Value Fund. Change effective June 1, 2010.

(95) Formerly Van Kampen Global Franchise Fund. Change effective June 1, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     MORGAN STANLEY
                                      INSTITUTIONAL
                                       OPPORTUNITY               VANGUARD
                                        PORTFOLIO             500 INDEX FUND
                                  SUB-ACCOUNT (96)(97)       SUB-ACCOUNT (98)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(551)                  $7,118
 Net realized gain (loss) on
  security transactions                     4,716                      133
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               6,527                   47,784
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               10,692                   55,035
                                        ---------               ----------
UNIT TRANSACTIONS:
 Purchases                                 18,419                  238,881
 Net transfers                               (162)                 356,291
 Surrenders for benefit
  payments and fees                        (7,948)                  (9,402)
 Other transactions                            --                       --
 Death benefits                                --                       --
 Net loan activity                            (36)                     (27)
                                        ---------               ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        10,273                  585,743
                                        ---------               ----------
 Net increase (decrease) in
  net assets                               20,965                  640,778
NET ASSETS:
 Beginning of year                         49,688                       --
                                        ---------               ----------
 End of year                              $70,653                 $640,778
                                        =========               ==========

(96) Morgan Stanley Institutional Opportunity Portfolio became a Sub-Account option as of May 21, 2010.

(97) Effective May 21, 2010 Van Kampen Equity Growth Fund merged with Morgan Stanley Institutional Opportunity Portfolio.

(98) Funded as of January 7, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      WELLS FARGO
                                       ADVANTAGE             COLUMBIA SELIGMAN         COLUMBIA SELIGMAN
                                     TOTAL RETURN            COMMUNICATIONS AND             GLOBAL
                                       BOND FUND              INFORMATION FUND          TECHNOLOGY FUND
                                 SUB-ACCOUNT (99)(100)       SUB-ACCOUNT (101)         SUB-ACCOUNT (102)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $971                      $(891)                   $(157)
 Net realized gain (loss) on
  security transactions                   (1,519)                     1,549                       70
 Net realized gain on
  distributions                            1,240                         --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              2,503                     52,870                   11,145
                                       ---------                 ----------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               3,195                     53,528                   11,058
                                       ---------                 ----------                ---------
UNIT TRANSACTIONS:
 Purchases                                13,975                     35,208                   52,943
 Net transfers                           (19,348)                   173,946                     (546)
 Surrenders for benefit
  payments and fees                       (4,738)                   (16,493)                  (1,010)
 Other transactions                           --                         --                       --
 Death benefits                               --                         --                       --
 Net loan activity                            --                         --                       --
                                       ---------                 ----------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (10,111)                   192,661                   51,387
                                       ---------                 ----------                ---------
 Net increase (decrease) in
  net assets                              (6,916)                   246,189                   62,445
NET ASSETS:
 Beginning of year                        53,957                     44,139                   33,268
                                       ---------                 ----------                ---------
 End of year                             $47,041                   $290,328                  $95,713
                                       =========                 ==========                =========

                                   LEGG MASON
                                    PARTNERS
                                   CLEARBRIDGE
                                    SMALL CAP             BALANCED             CONSERVATIVE
                                   VALUE FUND           STRATEGY FUND          STRATEGY FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (103)      SUB-ACCOUNT (103)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(295)               $1,100                 $1,020
 Net realized gain (loss) on
  security transactions                   986                   587                    322
 Net realized gain on
  distributions                            --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,107                 2,459                     30
                                    ---------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,798                 4,146                  1,372
                                    ---------             ---------              ---------
UNIT TRANSACTIONS:
 Purchases                              9,613                37,098                  4,662
 Net transfers                             --                 9,508                 25,602
 Surrenders for benefit
  payments and fees                    (9,803)                 (119)                   (39)
 Other transactions                        --                    --                     --
 Death benefits                            --                    --                     --
 Net loan activity                         --                    --                     --
                                    ---------             ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (190)               46,487                 30,225
                                    ---------             ---------              ---------
 Net increase (decrease) in
  net assets                            6,608                50,633                 31,597
NET ASSETS:
 Beginning of year                     28,336                    --                     --
                                    ---------             ---------              ---------
 End of year                          $34,944               $50,633                $31,597
                                    =========             =========              =========

(99) Wells Fargo Advantage Total Return Bond Fund became a Sub-Account option as of July 9, 2010.

(100) Formerly Evergreen Core Bond Fund. Change effective July 16, 2010.

(101) Formerly Seligman Communications and Information Fund. Change effective September 7, 2010.

(102) Formerly Seligman Global Technology Fund. Change effective September 7, 2010.

(103) Funded as of April 7, 2010.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      GROWTH              MODERATE
                                   STRATEGY FUND        STRATEGY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $644               $1,118
 Net realized gain (loss) on
  security transactions                      1                    1
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,810                1,434
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,455                2,553
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                              41,256               37,475
 Net transfers                              --                   --
 Surrenders for benefit
  payments and fees                       (266)                 (65)
 Other transactions                         --                   --
 Death benefits                             --                   --
 Net loan activity                          --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     40,990               37,410
                                     ---------            ---------
 Net increase (decrease) in
  net assets                            45,445               39,963
NET ASSETS:
 Beginning of year                         767                4,804
                                     ---------            ---------
 End of year                           $46,212              $44,767
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: The American Century Equity Income Fund, American Century VP Growth Fund, American Century VP Ultra(R) Fund, American Century VP Balanced Fund, American Century VP International Fund*, American Century Small Cap Value Fund, American Century VP Large Company Value Fund, American Century VP Vista(SM) Fund, American Century Inflation-Adjusted Bond Fund, American Century Equity Growth Fund, American Century VP Income & Growth Fund, American Century VP Ultra Fund, American Century VP Value Fund, American Century VP Mid Cap Value Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Leisure Fund*, Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Financial Services Fund), Invesco European Growth Fund, Invesco International Growth Fund, Invesco Mid Cap Core Equity Fund, Invesco Small Cap Growth Fund, Invesco Real Estate Fund (merged with Invesco Van Kampen Real Estate Securities Fund), Invesco Small Cap Equity Fund, Invesco Capital Development Fund, Invesco Developing Markets Fund, American Century Diversified Bond Fund, American Century Prime Money Market Fund, Domini Social Equity Fund, AllianceBernstein Global Bond Fund, AllianceBernstein 2055 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy, AllianceBernstein VPS Balanced Shares Portfolio, AllianceBernstein VPS Growth and Income Portfolio, AllianceBernstein VPS International Growth Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Global Value Portfolio, AllianceBernstein Growth Fund, AllianceBernstein Small/Mid-Cap Growth Fund, AllianceBernstein VPS Small-Mid Cap Value Portfolio, AllianceBernstein Value Fund, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein High Income Fund, AllianceBernstein 2000 Retirement Strategy*, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, American Funds AMCAP Fund, American Funds American Balanced Fund, American Funds Capital Income Builder Fund, American Funds EuroPacific Growth Fund, American Funds Fundamental Investors Fund, American Funds New Perspective Fund, American Funds The Bond Fund of America, American Funds The Growth Fund of America Fund, American Funds The Income Fund of America, American Funds The Investment Company of America, American Funds The New Economy Fund, American Funds Washington Mutual Investors, American Funds American Mutual Fund, American Funds Capital World Growth & Income Fund, American Funds SMALLCAP World Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Ave Maria Opportunity Fund, Ave Maria Rising Dividend Fund, Ave Maria Growth Fund, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath Retirement Portfolio, LifePath 2050 Portfolio, Baron Small Cap Fund, BlackRock U.S. Government Bond Portfolio (formerly BlackRock Intermediate Government Bond Portfolio) (merged with BlackRock Government Income Fund), BlackRock Equity Dividend Fund, BlackRock Capital Appreciation Fund, BlackRock Mid Cap Value Portfolio, Calvert VP SRI Balanced Portfolio, Calvert Equity Portfolio (formerly Calvert Social Investment Fund Equity Portfolio) (merged with Calvert Large Cap Growth Fund), Calvert Bond Portfolio (formerly Calvert Social Investment Bond Fund), Calvert Income Fund, Columbia Contrarian Core Fund, Columbia Marsico 21st Century Fund, Columbia Small Cap Value I Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Acorn Fund, Columbia Marsico Growth VS Fund, CRM Mid Cap Value Fund, Columbia Small Cap Core Fund, Davis Financial Fund, Davis New York Venture Fund, Davis Opportunity Fund, Dreyfus Bond Market Index Fund, Dreyfus Lifetime Growth and Income Portfolio, Dreyfus VIF Appreciation Portfolio, Dreyfus International Stock Index Fund, Dreyfus MidCap Index Fund, Dreyfus SmallCap Stock Index Fund, Dreyfus Small Cap Fund, Dreyfus VIF Growth and Income Portfolio, Dreyfus VIF Quality Bond Portfolio, Dreyfus Socially Responsible Growth Fund, Inc.*, Dreyfus S&P 500 Index Fund, Dreyfus Intermediate Term Income Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Dividend Builder Fund, Eaton Vance Worldwide Health Sciences Fund, Eaton Vance Income Fund of Boston, Eaton Vance Balanced Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Emerging Markets Equity Fund, Wells Fargo Advantage Utility & Telecommunication

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Fund, Alger Capital Appreciation Institutional Fund, Alger Mid Cap Growth Institutional Fund, Alger Small Cap Growth Institutional Fund, Nuveen Mid Cap Index Fund, Nuveen Small Cap Index Fund, Nuveen Equity Index Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Value Strategies Fund, Fidelity Advisor Leveraged Company Stock Fund, Fidelity Advisor Stock Selector All Cap Fund (formerly Fidelity Advisor Dynamic Cap Appreciation
    Fund), Federated Capital Appreciation Fund, Federated Equity Income Fund, Inc., Federated Fund for U.S. Government Securities Fund, Federated Mid Cap Growth Strategies Fund, Federated High Income Bond Fund, Federated Kaufman Fund, Federated Short-Term Income Fund, Federated Total Return Bond Fund, Federated Clover Value Fund*, Federated International Leaders Fund, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Balanced Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Freedom 2015 Portfolio, Fidelity VIP Freedom 2025 Portfolio, Templeton Global Opportunities Trust, Templeton Developing Markets Trust, Franklin High Income Fund, Franklin Strategic Income Fund, Templeton Global Bond Fund, Franklin U.S. Government Securities Fund, Franklin Small Cap Value Fund, Mutual Discovery Fund, Templeton Growth Fund, Franklin Income Fund, Franklin Growth Fund, Franklin Total Return Fund, Franklin Balance Sheet Investment Fund, Mutual Beacon Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Franklin Templeton Conservative Allocation Fund, Franklin Templeton Growth Allocation Fund, Franklin Templeton Moderate Allocation Fund, Templeton Foreign Fund, Franklin Small-Mid Cap Growth Securities Fund, Highland Premier Growth Equity Fund (formerly GE Premier Growth Equity Fund), Goldman Sachs Balanced Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Structured U.S. Equity Fund, Goldman Sachs Government Income Fund, Goldman Sachs Growth & Income Fund, Goldman Sachs Growth Opportunities Fund, Goldman Sachs Concentrated International Equity Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Strategic Growth Fund, Goldman Sachs High Yield Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Satellite Strategies Portfolio, John Hancock Small Cap Equity Fund, Frost Dividend Value Equity Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, The Hartford Checks and Balances Fund, The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund, The Hartford Target Retirement 2030 Fund, The Hartford Dividend and Growth Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund, The Hartford Healthcare Fund (formerly The Hartford Global Health Fund), The Hartford Growth Opportunities Fund, The Hartford Equity Growth Allocation Fund, The Hartford Balanced Allocation Fund, The Hartford Conservative Allocation Fund, The Hartford Capital Appreciation Fund, The Hartford Growth Allocation Fund, The Hartford Money Market, Hartford Inflation Plus Fund, The Hartford Value Fund, The Hartford Equity Income Fund, The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund, The Hartford Target Retirement 2050 Fund, The Hartford International Small Company Fund, Hotchkis and Wiley Large Cap Value Fund, Invesco V.I. Technology Fund, Invesco Leisure Fund, Invesco Technology Fund, Ivy Global Natural Resources Fund, Ivy Large Cap Growth Fund, Ivy Science & Technology Fund, Ivy Asset Strategy Fund, Janus Aspen Forty Portfolio, Janus Aspen Worldwide Portfolio, Janus Aspen Enterprise Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Overseas Portfolio, Janus Flexible Bond Fund, Janus Forty Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Overseas Fund, Janus Worldwide Fund, Perkins Mid Cap Value Fund, Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Jennison 20/20 Focus Fund, JPMorgan Core Bond Fund, JPMorgan Small Cap Equity Fund, JPMorgan Small Cap Growth Fund, JPMorgan Small Cap Value Fund, JPMorgan U.S. Real Estate Fund, JPMorgan U.S. Equity Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2030 Fund, JPMorgan SmartRetirement

-------------------------------------------------------------------------------

    2035 Fund, JPMorgan SmartRetirement 2040 Fund, JPMorgan SmartRetirement 2045 Fund, JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement Income Fund, JP Morgan Prime Money Market Fund, Keeley Small Cap Value Fund, Loomis Sayles Bond Fund, LKCM Aquinas Growth Fund, LKCM Aquinas Value Fund, Lord Abbett Affiliated Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth Opportunities Fund, Lord Abbett Classic Stock Fund, Lord Abbett Capital Structure Fund, Lord Abbett Total Return Fund, Lord Abbett Small Cap Blend Fund, Lord Abbett Developing Growth Fund, Inc., Lord Abbett International Core Equity Fund, Lord Abbett Value Opportunities Fund, Legg Mason Capital Management Value Trust, Inc., Marshall Mid-Cap Value Fund, MFS Emerging Growth Fund, Massachusetts Investors Growth Stock Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Research Bond Fund, MFS Massachusetts Investors Trust, MFS International Growth Fund, MFS Core Equity Fund, MFS Government Securities Fund, MFS International Value Fund, MFS Technology Fund, MFS Core Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Utilities Series, MFS Growth Fund (merged with MFS Core Growth Fund), BlackRock Global Allocation Fund, BlackRock Global Financial Services*, BlackRock Large Cap Core Fund, BlackRock Value Opportunities Fund, BlackRock Small Cap Growth Fund, BlackRock Mid Cap Value Opportunities Fund, BlackRock International Opportunities Portfolio, BlackRock Mid Cap Growth Equity Portfolio (merged with BlackRock Small/Mid-Cap Growth Fund), Munder MidCap Core Growth Fund, Neuberger Berman Socially Responsive Fund, Nuveen Tradewinds International Value Fund, Oakmark International Small Cap Fund, The Oakmark Equity and Income Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Oppenheimer Main Street Fund, Oppenheimer Global Strategic Income Fund, Oppenheimer Main Street Small Cap Fund, Oppenheimer Developing Markets Fund, Oppenheimer Equity Fund, Oppenheimer Capital Income Fund, Oppenheimer International Bond Fund, Oppenheimer Small- & Mid-Cap Value Fund, Oppenheimer Main Street Opportunity Fund, Oppenheimer Gold & Special Metals Fund, Oppenheimer Real Estate Fund, Putnam Global Equity Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT Multi-Cap Growth Fund, Putnam Small Cap Value Fund, Pioneer CullenValue Fund, Pioneer Emerging Markets Fund, Pioneer Oak Ridge Small Cap Growth Fund, Allianz NFJ International Value Fund, Allianz NFJ Small Cap Value Fund, Allianz NFJ Dividend Value Fund, Managers Cadence Mid-Cap Fund, PIMCO Total Return Fund, PIMCO Emerging Markets Bond Fund, PIMCO Real Return Fund, Pioneer Fund, Pioneer High Yield Fund, Pioneer Strategic Income Fund, Pioneer Mid Cap Value Fund, Pioneer Growth Opportunities Fund, Putnam Equity Income Fund, Putnam High Yield Advantage Fund, Putnam International Equity Fund, Putnam Investors Fund, Putnam Multi-Cap Growth Fund, Putnam International Capital Opportunities Fund, Putnam Small Cap Growth Fund, Royce Total Return Fund, Royce Value Plus Fund, Royce Value Fund, RS Value Fund, Columbia Diversified Equity Income Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor Small Cap Value Fund, RidgeWorth Small Cap Value Equity Fund, RidgeWorth Mid-Cap Value Equity Fund, RidgeWorth Total Return Bond Fund, DWS RREEF Real Estate Securities Fund, DWS Dreman High Return Equity Fund, DWS Enhanced Emerging Markets Fixed Income Fund (formerly DWS Emerging Markets Fixed Income Fund), SSGA S&P 500 Index Fund, DWS Growth & Income VIP Portfolio, DWS Global Thematic Fund, Legg Mason ClearBridge Appreciation Fund, Legg Mason ClearBridge Aggressive Growth Fund, Legg Mason Partners ClearBridge Fundamental Value Fund, Legg Mason ClearBridge Mid Cap Core Fund, Legg Mason ClearBridge Small Cap Growth Fund, Thornburg International Value Fund, Thornburg Value Fund, Thornburg Core Growth Fund, Timothy Plan Large/Mid Cap Value Fund, UBS Dynamic Alpha Fund, T. Rowe Price Growth Stock Fund, T. Rowe Price Equity-Income Fund, T. Rowe Price Retirement 2010 Fund, T. Rowe Price Retirement 2020 Fund, T. Rowe Price Retirement 2030 Fund, T. Rowe Price Retirement 2040 Fund, T. Rowe Price Retirement 2050 Fund, T. Rowe Price Retirement Income Fund, UBS Global Allocation Fund, Vanguard Small-Cap Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Total Bond Market Index Fund, Vanguard Total Stock Market Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Victory Small Company Opportunity Fund, Victory Established Value Fund, Invesco Van Kampen Small Cap Growth Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Equity and Income Fund, Invesco Van Kampen Growth and Income Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen U.S. Mortgage Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen American Value Fund, Morgan Stanley Institutional

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Opportunity Portfolio, Invesco Van Kampen Value Opportunities Fund (merged with Invesco Basic Value Fund), Invesco Diversified Dividend Fund (merged with Invesco Financial Services Fund), Invesco Van Kampen American Franchise Fund (merged with Invesco Large Cap Growth Fund) (merged with Invesco Van Kampen Enterprise Fund) (merged with Invesco Van Kampen Capital Growth
    Fund), Invesco Global Core Equity Fund (merged with Invesco Van Kampen Global Franchise Fund), Vanguard 500 Index Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Total Return Bond Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Legg Mason Partners ClearBridge Small Cap Value Fund, Balanced Strategy Fund, Conservative Strategy Fund, Growth Strategy Fund, and Moderate Strategy Fund.

* These funds were not funded as of December 31, 2011, and as a result, are not presented in the statements of assets and liabilities.

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

-------------------------------------------------------------------------------

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.25% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century Equity Income Fund                     $6,902,366    $4,596,693
American Century VP Growth Fund                            102,558         1,254
American Century VP Ultra(R) Fund                           28,999         1,176
American Century VP Balanced Fund                          138,482         4,326
American Century VP International Fund                          33         2,475
American Century Small Cap Value Fund                      691,683       170,075
American Century VP Large Company Value Fund                10,578         4,856
American Century VP Vista(SM) Fund                         273,226       316,977
American Century Inflation-Adjusted Bond Fund               49,480         8,484
American Century Equity Growth Fund                          9,541           436
American Century VP Income & Growth Fund                     5,456        39,168
American Century VP Ultra Fund                               7,397       237,609
American Century VP Value Fund                              33,480       195,235
American Century VP Mid Cap Value Fund                      26,912         1,488
Invesco V.I. Small Cap Equity Fund                         512,665       307,872
Invesco V.I. Leisure Fund                                       --         9,385
Invesco V.I. Dividend Growth Fund*                         294,099       302,601
Invesco European Growth Fund                               168,333        92,533
Invesco International Growth Fund                          211,518       165,622
Invesco Mid Cap Core Equity Fund                           211,319       162,742
Invesco Small Cap Growth Fund                              210,443       193,350
Invesco Real Estate Fund*                                1,742,308     1,001,061
Invesco Small Cap Equity Fund                               88,843        18,851
Invesco Capital Development Fund                             4,137         1,310
Invesco Developing Markets Fund                            398,110        15,252
American Century Diversified Bond Fund                      17,223         1,538
American Century Prime Money Market Fund                   148,592       153,423
Domini Social Equity Fund                                    1,721         2,126
AllianceBernstein Global Bond Fund                           7,337             6
AllianceBernstein 2055 Retirement Strategy                   6,550         6,442
AllianceBernstein 2050 Retirement Strategy                 126,779       249,300
AllianceBernstein VPS Balanced Shares Portfolio             43,653        23,988
AllianceBernstein VPS Growth and Income Portfolio           27,151        20,333
AllianceBernstein VPS International Growth
 Portfolio                                                 125,261       122,773
AllianceBernstein VPS International Value
 Portfolio                                                 542,840       990,362
AllianceBernstein VPS Global Value Portfolio                29,100        39,198
AllianceBernstein Growth Fund                                7,724        12,916
AllianceBernstein Small/Mid-Cap Growth Fund                 78,739        58,084
AllianceBernstein VPS Small-Mid Cap Value
 Portfolio                                                 437,476       182,040
AllianceBernstein Value Fund                                   141            18
AllianceBernstein 2015 Retirement Strategy                 102,908        76,245
AllianceBernstein 2025 Retirement Strategy                 215,189       204,122
AllianceBernstein 2035 Retirement Strategy                 122,934       222,725
AllianceBernstein 2045 Retirement Strategy                 138,526       252,033
AllianceBernstein High Income Fund                           3,480            16
AllianceBernstein 2000 Retirement Strategy*                  6,476         7,021
AllianceBernstein 2010 Retirement Strategy                  12,366         9,119
AllianceBernstein 2020 Retirement Strategy                 184,734       167,964
AllianceBernstein 2030 Retirement Strategy                 261,547       560,905
AllianceBernstein 2040 Retirement Strategy                 296,680       364,055
American Funds AMCAP Fund                                1,330,017       309,427
American Funds American Balanced Fund                    2,325,791     1,672,877
American Funds Capital Income Builder Fund               6,492,706     4,995,616

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds EuroPacific Growth Fund                  $6,972,771    $2,895,381
American Funds Fundamental Investors Fund                5,533,143     3,389,511
American Funds New Perspective Fund                      1,481,112       670,640
American Funds The Bond Fund of America                  2,370,919     2,356,348
American Funds The Growth Fund of America Fund          10,907,930     6,781,460
American Funds The Income Fund of America                4,768,754     2,114,770
American Funds The Investment Company of America         1,701,149     1,167,236
American Funds The New Economy Fund                        390,882       331,354
American Funds Washington Mutual Investors               1,238,062       893,684
American Funds American Mutual Fund                      1,665,718       364,342
American Funds Capital World Growth & Income Fund        6,296,733     2,799,991
American Funds SMALLCAP World Fund                         215,420       305,420
Ariel Appreciation Fund                                     31,575        78,074
Ariel Fund                                                  21,255        72,044
Artisan Mid Cap Value Fund                               1,119,781       399,119
Ave Maria Opportunity Fund                                  10,831            96
Ave Maria Rising Dividend Fund                             684,239        87,962
Ave Maria Growth Fund                                       66,484         7,980
LifePath 2020 Portfolio                                  6,173,765     2,146,750
LifePath 2030 Portfolio                                  5,560,035     2,618,329
LifePath 2040 Portfolio                                  5,146,007     2,440,616
LifePath Retirement Portfolio                            2,250,232     1,381,042
LifePath 2050 Portfolio                                    234,395         2,808
Baron Small Cap Fund                                       577,516       221,303
BlackRock U.S. Government Bond Portfolio*                  293,394       261,345
BlackRock Equity Dividend Fund                             920,906        71,262
BlackRock Capital Appreciation Fund                        610,648        31,469
BlackRock Mid Cap Value Portfolio                           33,803        10,636
Calvert VP SRI Balanced Portfolio                           23,622         4,618
Calvert Equity Portfolio*                                1,793,455     1,130,846
Calvert Bond Portfolio*                                    890,520       555,570
Calvert Income Fund                                        445,523       238,183
Columbia Contrarian Core Fund                              277,762        12,176
Columbia Marsico 21st Century Fund                          28,617         1,724
Columbia Small Cap Value I Fund                             23,859        14,707
Columbia Marsico International Opportunities Fund           11,395        11,903
Columbia Mid Cap Value Fund                                359,596       389,711
Columbia Acorn Fund                                        463,001       197,616
Columbia Marsico Growth VS Fund                            225,989        83,795
CRM Mid Cap Value Fund                                      20,372        47,370
Columbia Small Cap Core Fund                               145,128        86,236
Davis Financial Fund                                        40,369        12,947
Davis New York Venture Fund                              1,809,341     1,524,103
Davis Opportunity Fund                                      66,174       186,486
Dreyfus Bond Market Index Fund                           2,093,901       872,617
Dreyfus Lifetime Growth and Income Portfolio                98,808        98,723
Dreyfus VIF Appreciation Portfolio                           8,135            24
Dreyfus International Stock Index Fund                      52,399            12
Dreyfus MidCap Index Fund                                1,688,142       483,105
Dreyfus SmallCap Stock Index Fund                          680,988       279,668
Dreyfus Small Cap Fund                                         744         7,986

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Dreyfus VIF Growth and Income Portfolio                       $257           $10
Dreyfus VIF Quality Bond Portfolio                         339,196        29,487
Dreyfus Socially Responsible Growth Fund, Inc.*                 98        10,570
Dreyfus S&P 500 Index Fund                               2,312,947       855,929
Dreyfus Intermediate Term Income Fund                      680,294       358,819
Eaton Vance Large-Cap Value Fund                         2,169,134       969,476
Eaton Vance Dividend Builder Fund                          345,757       167,605
Eaton Vance Worldwide Health Sciences Fund                 107,030        39,543
Eaton Vance Income Fund of Boston                          761,487       436,553
Eaton Vance Balanced Fund                                      746           161
Wells Fargo Advantage Asset Allocation Fund                 46,439         1,737
Wells Fargo Advantage Emerging Markets Equity Fund         829,157       238,302
Wells Fargo Advantage Utility & Telecommunication
 Fund                                                        6,525         1,079
Alger Capital Appreciation Institutional Fund            1,318,236     1,050,513
Alger Mid Cap Growth Institutional Fund                    257,115       203,034
Alger Small Cap Growth Institutional Fund                   67,612        24,636
Nuveen Mid Cap Index Fund                                  406,665        35,431
Nuveen Small Cap Index Fund                                    158             2
Nuveen Equity Index Fund                                    49,708        43,065
Nuveen Mid Cap Growth Opportunities Fund                   209,660           107
Nuveen Small Cap Select Fund                                13,934           268
Fidelity Advisor Equity Growth Fund                         77,454        30,579
Fidelity Advisor Value Strategies Fund                      69,212       195,609
Fidelity Advisor Leveraged Company Stock Fund              871,763       556,541
Fidelity Advisor Stock Selector All Cap Fund*                  735           990
Federated Capital Appreciation Fund                          3,944         2,177
Federated Equity Income Fund, Inc.                           4,497           542
Federated Fund for U.S. Government Securities Fund         275,235       161,566
Federated Mid Cap Growth Strategies Fund                     8,999         5,370
Federated High Income Bond Fund                              6,880         1,085
Federated Kaufman Fund                                   2,213,073     1,574,281
Federated Short-Term Income Fund                            30,129       143,220
Federated Total Return Bond Fund                            81,539        16,633
Federated Clover Value Fund                                     --           115
Federated International Leaders Fund                         1,763         1,518
Fidelity VIP Growth Opportunities Portfolio                 22,427       242,716
Fidelity VIP Overseas Portfolio                              6,466           257
Fidelity VIP Value Strategies Portfolio                     77,963        37,955
Fidelity VIP Balanced Portfolio                            116,499        53,172
Fidelity VIP Growth & Income Portfolio                       5,666        43,180
Fidelity VIP Freedom 2020 Portfolio                          1,469            41
Fidelity VIP Freedom 2030 Portfolio                         39,540           322
Fidelity VIP Freedom 2015 Portfolio                         42,168         1,002
Fidelity VIP Freedom 2025 Portfolio                          4,627            10
Templeton Global Opportunities Trust                        46,131        16,626
Templeton Developing Markets Trust                         412,107       391,572
Franklin High Income Fund                                  636,727        79,469
Franklin Strategic Income Fund                           1,291,943       727,545
Templeton Global Bond Fund                               1,686,857       748,308
Franklin U.S. Government Securities Fund                   477,831       233,633
Franklin Small Cap Value Fund                              885,020       465,772

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Mutual Discovery Fund                                   $5,431,860    $3,300,420
Templeton Growth Fund                                      645,181       809,032
Franklin Income Fund                                     3,413,951     2,654,425
Franklin Growth Fund                                       587,579       317,801
Franklin Total Return Fund                                 124,672        50,327
Franklin Balance Sheet Investment Fund                     552,656       512,848
Mutual Beacon Fund                                         228,911       127,480
Franklin Mutual Shares Fund                                975,614       679,566
Franklin Small-Mid Cap Growth Fund                       2,020,388     1,422,688
Franklin Templeton Conservative Allocation Fund            933,592       712,962
Franklin Templeton Growth Allocation Fund                2,037,718     1,425,731
Franklin Templeton Moderate Allocation Fund              1,796,377       869,485
Templeton Foreign Fund                                   4,408,157     2,162,574
Franklin Small-Mid Cap Growth Securities Fund              246,598       321,278
Highland Premier Growth Equity Fund*                         6,614        19,506
Goldman Sachs Balanced Fund                                 16,628        40,992
Goldman Sachs Capital Growth Fund                            1,925         2,044
Goldman Sachs Core Fixed Income Fund                        17,795         6,693
Goldman Sachs Structured U.S. Equity Fund                      162            10
Goldman Sachs Government Income Fund                     1,126,057       690,270
Goldman Sachs Growth & Income Fund                          98,345       843,902
Goldman Sachs Growth Opportunities Fund                    185,288        42,398
Goldman Sachs Concentrated International Equity
 Fund                                                        6,447           568
Goldman Sachs Mid Cap Value Fund                         1,096,706     1,356,546
Goldman Sachs Small Cap Value Fund                       1,334,298       823,911
Goldman Sachs Strategic Growth Fund                          2,234           703
Goldman Sachs High Yield Fund                            1,348,024       469,640
Goldman Sachs Large Cap Value Fund                         263,857        86,842
Goldman Sachs Small/Mid Cap Growth Fund                    132,835        63,976
Goldman Sachs Satellite Strategies Portfolio                    15            --
John Hancock Small Cap Equity Fund                         437,490       576,520
Frost Dividend Value Equity Fund                            12,560         2,049
Hartford Advisers HLS Fund                                 455,917     1,174,561
Hartford Total Return Bond HLS Fund                      4,766,494    12,116,313
Hartford Capital Appreciation HLS Fund                   3,035,080     3,306,113
Hartford Dividend and Growth HLS Fund                    6,945,189     4,401,912
Hartford Global Research HLS Fund                           83,491       111,875
Hartford Healthcare HLS Fund*                              426,991       296,602
Hartford Global Growth HLS Fund                             16,432         2,265
Hartford Disciplined Equity HLS Fund                         1,302           778
Hartford Growth HLS Fund                                   160,155       148,879
Hartford Growth Opportunities HLS Fund                   1,247,910     1,145,031
Hartford Index HLS Fund                                  1,931,952     2,222,861
Hartford International Opportunities HLS Fund              206,342       407,178
Hartford MidCap HLS Fund                                 3,001,912     2,722,058
Hartford Money Market HLS Fund                           4,301,021     4,744,778
Hartford Small Company HLS Fund                          1,981,352     1,366,172
Hartford SmallCap Growth HLS Fund                           97,273       109,879
Hartford Stock HLS Fund                                    664,895     1,600,915

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund              $986,550      $192,273
Hartford Value HLS Fund                                    270,558       285,660
The Hartford Checks and Balances Fund                      334,458        54,175
The Hartford Target Retirement 2010 Fund                   671,163       177,157
The Hartford Target Retirement 2020 Fund                 2,952,174       772,530
The Hartford Target Retirement 2030 Fund                 2,058,609       546,915
The Hartford Dividend and Growth Fund                    1,220,465       318,694
The Hartford International Opportunities Fund               81,242         6,885
The Hartford MidCap Fund                                   265,537        27,854
The Hartford Small Company Fund                            663,262       266,268
The Hartford Total Return Bond Fund                        106,264         7,753
The Hartford Healthcare Fund*                               39,427         2,601
The Hartford Growth Opportunities Fund                      38,409         7,692
The Hartford Equity Growth Allocation Fund                 398,702       171,537
The Hartford Balanced Allocation Fund                      996,742       479,978
The Hartford Conservative Allocation Fund                  617,822       898,402
The Hartford Capital Appreciation Fund                   3,825,294     1,822,854
The Hartford Growth Allocation Fund                        697,002       360,815
The Hartford Money Market                                1,446,798       952,346
The Hartford Inflation Plus Fund                           498,844       193,266
The Hartford Value Fund                                      1,396            16
The Hartford Equity Income Fund                             92,193        15,577
The Hartford Target Retirement 2015 Fund                   942,330        83,920
The Hartford Target Retirement 2025 Fund                 1,394,730       445,791
The Hartford Target Retirement 2035 Fund                   893,031       230,391
The Hartford Target Retirement 2040 Fund                   797,997        30,256
The Hartford Target Retirement 2045 Fund                   722,847        85,587
The Hartford Target Retirement 2050 Fund                   464,294       105,453
The Hartford International Small Company Fund                  704             5
Hotchkis and Wiley Large Cap Value Fund                    101,302       166,402
Invesco V.I. Technology Fund                               193,957       199,571
Invesco Leisure Fund                                        64,264        87,435
Invesco Technology Fund                                    249,410       445,942
Ivy Global Natural Resources Fund                          949,306       587,988
Ivy Large Cap Growth Fund                                  442,270       140,957
Ivy Science & Technology Fund                              222,349        95,017
Ivy Asset Strategy Fund                                    558,841       262,912
Janus Aspen Forty Portfolio                                 89,791       645,767
Janus Aspen Worldwide Portfolio                              9,118       134,549
Janus Aspen Enterprise Portfolio                                --        57,484
Janus Aspen Balanced Portfolio                             310,642        77,190
Janus Aspen Overseas Portfolio                             221,495       338,641
Janus Flexible Bond Fund                                     5,530           332
Janus Forty Fund                                         1,624,311     1,182,986
Janus Balanced Fund                                      1,473,733       250,474
Janus Enterprise Fund                                      193,071        87,781
Janus Overseas Fund                                      2,796,659     1,782,050
Janus Worldwide Fund                                       135,302        23,765
Perkins Mid Cap Value Fund                                 513,432        90,301

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
                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Prudential Jennison Mid-Cap Growth Fund, Inc.             $681,758       $55,913
Prudential Jennison 20/20 Focus Fund                       205,254        95,622
JPMorgan Core Bond Fund                                    473,421       500,725
JPMorgan Small Cap Equity Fund                              73,023        31,036
JPMorgan Small Cap Growth Fund                             552,036       428,705
JPMorgan Small Cap Value Fund                              154,922        42,903
JPMorgan U.S. Real Estate Fund                             113,638        18,371
JPMorgan U.S. Equity Fund                                   35,043           345
JPMorgan SmartRetirement 2010 Fund                         223,870         2,783
JPMorgan SmartRetirement 2015 Fund                         303,746         3,623
JPMorgan SmartRetirement 2020 Fund                         202,532         1,064
JPMorgan SmartRetirement 2025 Fund                         269,570           691
JPMorgan SmartRetirement 2030 Fund                         784,762        41,988
JPMorgan SmartRetirement 2035 Fund                          94,334           332
JPMorgan SmartRetirement 2040 Fund                         375,139         7,048
JPMorgan SmartRetirement 2045 Fund                          43,034           107
JPMorgan SmartRetirement 2050 Fund                         519,042        16,880
JPMorgan SmartRetirement Income Fund                       192,829            73
JP Morgan Prime Money Market Fund                        1,486,987     1,684,359
Keeley Small Cap Value Fund                                388,843       442,844
Loomis Sayles Bond Fund                                    316,995       176,181
LKCM Aquinas Growth Fund                                    15,766           526
LKCM Aquinas Value Fund                                     21,067           604
Lord Abbett Affiliated Fund                                372,399       296,645
Lord Abbett Fundamental Equity Fund                      2,087,265       849,475
Lord Abbett Bond Debenture Fund                            603,370       224,624
Lord Abbett Growth Opportunities Fund                      176,518        54,491
Lord Abbett Classic Stock Fund                              48,599        20,520
Lord Abbett Capital Structure Fund                          69,405        51,970
Lord Abbett Total Return Fund                              237,309       129,634
Lord Abbett Small Cap Blend Fund                           754,838       820,834
Lord Abbett Developing Growth Fund, Inc.                   642,967        96,759
Lord Abbett International Core Equity Fund                 199,675       170,041
Lord Abbett Value Opportunities Fund                        77,472        87,618
Legg Mason Capital Management Value Trust, Inc.             43,756        35,109
Marshall Mid-Cap Value Fund                                111,567        50,039
MFS Emerging Growth Fund                                   124,062        51,652
Massachusetts Investors Growth Stock Fund                  441,352       572,869
MFS High Income Fund                                       422,274       142,445
MFS International New Discovery Fund                        93,228        79,239
MFS Mid Cap Growth Fund                                    105,719       153,237
MFS New Discovery Fund                                     316,537         5,555
MFS Research International Fund                            588,413       249,378
MFS Total Return Fund                                      702,053       308,072
MFS Utilities Fund                                       1,597,159       813,211
MFS Value Fund                                           1,529,041       828,554
MFS Research Bond Fund                                      32,870         1,833
MFS Massachusetts Investors Trust                          142,219        19,124
MFS International Growth Fund                               18,107           597

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
MFS Core Equity Fund                                       $95,650       $80,227
MFS Government Securities Fund                           1,544,873       616,303
MFS International Value Fund                             1,167,309       107,113
MFS Technology Fund                                         26,363         5,517
MFS Core Equity Series                                          97            70
MFS High Income Series                                      50,700         6,587
MFS Investors Growth Stock Series                               51            64
MFS Utilities Series                                         9,425         8,299
MFS Growth Fund*                                            15,256        14,070
BlackRock Global Allocation Fund                         3,838,387     1,712,617
BlackRock Global Financial Services*                        14,718       136,669
BlackRock Large Cap Core Fund                              117,617        73,559
BlackRock Value Opportunities Fund                           9,047           266
BlackRock Small Cap Growth Fund                            184,638       135,582
BlackRock Mid Cap Value Opportunities Fund                 363,786       280,063
BlackRock International Opportunities Portfolio            964,094        74,632
BlackRock Mid Cap Growth Equity Portfolio*                 284,708       309,202
Munder MidCap Core Growth Fund                             540,213       443,622
Neuberger Berman Socially Responsive Fund                  303,797        44,416
Nuveen Tradewinds International Value Fund                  15,711            32
Oakmark International Small Cap Fund                        67,860       374,761
The Oakmark Equity and Income Fund                       2,390,242       368,488
Oppenheimer Capital Appreciation Fund                      159,260       182,863
Oppenheimer Global Fund                                  1,101,108     1,450,583
Oppenheimer International Growth Fund                      254,059       164,986
Oppenheimer Main Street Fund                                45,531        27,820
Oppenheimer Global Strategic Income Fund                   160,847        62,875
Oppenheimer Main Street Small Cap Fund                     836,098       465,811
Oppenheimer Developing Markets Fund                      2,090,833     1,488,002
Oppenheimer Equity Fund                                     97,290        83,852
Oppenheimer Capital Income Fund                                 99             4
Oppenheimer International Bond Fund                      2,486,341     1,230,120
Oppenheimer Small- & Mid-Cap Value Fund                    487,627       640,292
Oppenheimer Main Street Opportunity Fund                   205,925        42,613
Oppenheimer Gold & Special Metals Fund                   1,336,526       683,407
Oppenheimer Real Estate Fund                               213,175       167,033
Putnam Global Equity Fund                                   17,962        26,914
Putnam VT High Yield Fund                                2,810,606     3,921,269
Putnam VT International Growth Fund                         11,061       147,199
Putnam VT Multi-Cap Growth Fund                              1,101       128,377
Putnam Small Cap Value Fund                                 39,239       170,728
Pioneer CullenValue Fund                                    57,656           904
Pioneer Emerging Markets Fund                              781,849       330,948
Pioneer Oak Ridge Small Cap Growth Fund                     53,864        14,344
Allianz NFJ International Value Fund                         6,725            22
Allianz NFJ Small Cap Value Fund                           515,341       295,328
Allianz NFJ Dividend Value Fund                          1,218,578       722,839
Managers Cadence Mid-Cap Fund                               26,235        17,096
PIMCO Total Return Fund                                 14,488,557     4,487,987

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Fund                          $524,392      $486,485
PIMCO Real Return Fund                                   6,550,197     2,447,408
Pioneer Fund                                               416,959       103,386
Pioneer High Yield Fund                                  1,179,947       809,240
Pioneer Strategic Income Fund                            1,350,752       587,050
Pioneer Mid Cap Value Fund                                 505,996       329,231
Pioneer Growth Opportunities Fund                           43,045        51,928
Putnam Equity Income Fund                                   79,410        49,612
Putnam High Yield Advantage Fund                           345,781        60,659
Putnam International Equity Fund                            93,262       290,516
Putnam Investors Fund                                          231         1,751
Putnam Multi-Cap Growth Fund                                   933         1,656
Putnam International Capital Opportunities Fund            253,395       112,788
Putnam Small Cap Growth Fund                               148,735       148,344
Royce Total Return Fund                                     83,372        26,746
Royce Value Plus Fund                                      235,448       292,771
Royce Value Fund                                           392,802       272,228
RS Value Fund                                              241,732        92,850
Columbia Diversified Equity Income Fund                     33,378         7,316
Columbia Mid Cap Value Opportunity Fund                    109,282        59,890
Columbia Multi-Advisor Small Cap Value Fund                  6,215         8,149
RidgeWorth Small Cap Value Equity Fund                     980,412        34,239
RidgeWorth Mid-Cap Value Equity Fund                       504,325        84,222
RidgeWorth Total Return Bond Fund                          600,075        27,802
DWS RREEF Real Estate Securities Fund                        1,831            70
DWS Dreman High Return Equity Fund                         160,844       161,141
DWS Enhanced Emerging Markets Fixed Income Fund*            16,190         1,010
SSGA S&P 500 Index Fund                                    307,284       223,071
DWS Growth & Income VIP Portfolio                            3,404           205
DWS Global Thematic Fund                                    37,000        12,431
Legg Mason ClearBridge Appreciation Fund                       564             1
Legg Mason ClearBridge Aggressive Growth Fund               10,823        34,639
Legg Mason Partners ClearBridge Fundamental Value
 Fund                                                        1,064            37
Legg Mason ClearBridge Mid Cap Core Fund                    64,449        11,158
Legg Mason ClearBridge Small Cap Growth Fund                82,698        27,785
Thornburg International Value Fund                       2,479,906     1,536,448
Thornburg Value Fund                                       512,899       613,741
Thornburg Core Growth Fund                                 304,634       295,073
Timothy Plan Large/Mid Cap Value Fund                       31,143           571
UBS Dynamic Alpha Fund                                       3,359            21
T. Rowe Price Growth Stock Fund                          1,052,164       425,877
T. Rowe Price Equity-Income Fund                           480,921       172,452
T. Rowe Price Retirement 2010 Fund                         819,637       731,356
T. Rowe Price Retirement 2020 Fund                       2,773,831     1,257,209
T. Rowe Price Retirement 2030 Fund                       1,819,128       830,698
T. Rowe Price Retirement 2040 Fund                       1,038,005       429,015
T. Rowe Price Retirement 2050 Fund                         353,378        91,977
T. Rowe Price Retirement Income Fund                       128,972        57,834
UBS Global Allocation Fund                                     528            19

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund                             $343,628       $43,597
Vanguard Mid-Cap Index Fund                                181,330        38,535
Vanguard Total Bond Market Index Fund                      306,121        70,800
Vanguard Total Stock Market Index Fund                     238,699        46,343
Victory Diversified Stock Fund                             812,067       309,476
Victory Special Value Fund                               1,040,088       741,208
Victory Small Company Opportunity Fund                     867,074       371,011
Victory Established Value Fund                             249,324        40,490
Invesco Van Kampen Small Cap Growth Fund                   745,049       464,283
Invesco Van Kampen Comstock Fund                         1,277,658     1,436,704
Invesco Van Kampen Equity and Income Fund                3,275,935     3,143,050
Invesco Van Kampen Growth and Income Fund                  653,105       580,025
Invesco Van Kampen Mid Cap Growth Fund                     273,106        90,600
Invesco Van Kampen U.S. Mortgage Fund                          209           192
Invesco Van Kampen Small Cap Value Fund                    450,698        92,469
Invesco Van Kampen American Value Fund                      22,287        11,053
Morgan Stanley Institutional Opportunity Portfolio          19,761        22,038
Invesco Van Kampen Value Opportunities Fund*               787,678       947,337
Invesco Diversified Dividend Fund*                         522,855       528,624
Invesco Van Kampen American Franchise Fund*                 61,119        45,267
Invesco Global Core Equity Fund*                            30,357        24,232
Vanguard 500 Index Fund                                    297,506        25,039
Wells Fargo Advantage International Equity Fund             38,398        30,242
Wells Fargo Advantage Total Return Bond Fund                80,908         9,392
Columbia Seligman Communications and Information
 Fund                                                       90,339        19,688
Columbia Seligman Global Technology Fund                    37,396        19,407
Legg Mason Partners ClearBridge Small Cap Value
 Fund                                                       18,673        20,592
Balanced Strategy Fund                                     117,001        45,387
Conservative Strategy Fund                                  39,503        63,469
Growth Strategy Fund                                        32,402         1,029
Moderate Strategy Fund                                      17,293         8,135

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century Equity
 Income Fund                   372,361         305,635               66,726
American Century VP Growth
 Fund                            5,337              40                5,297
American Century VP
 Ultra(R) Fund                   2,730              86                2,644
American Century VP
 Balanced Fund                  12,074             296               11,778
American Century VP
 International Fund                 --             220                 (220)
American Century Small Cap
 Value Fund                     46,340          14,741               31,599
American Century VP Large
 Company Value Fund              1,323             588                  735
American Century VP
 VistaSM Fund                   22,861          24,020               (1,159)
American Century
 Inflation-Adjusted Bond
 Fund                            3,420             611                2,809
American Century Equity
 Growth Fund                       888              12                  876
American Century VP Income
 & Growth Fund                     321           4,202               (3,881)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century VP Ultra
 Fund                              689          21,024              (20,335)
American Century VP Value
 Fund                            1,723          19,693              (17,970)
American Century VP Mid
 Cap Value Fund                  2,144             117                2,027
Invesco V.I. Small Cap
 Equity Fund                    48,862          29,449               19,413
Invesco V.I. Leisure Fund           --             997                 (997)
Invesco V.I. Dividend
 Growth Fund*                   30,081          31,841               (1,760)
Invesco European Growth
 Fund                           18,137          10,726                7,411
Invesco International
 Growth Fund                    20,894          17,840                3,054
Invesco Mid Cap Core
 Equity Fund                    15,510          12,026                3,484
Invesco Small Cap Growth
 Fund                           15,341          15,718                 (377)
Invesco Real Estate Fund*       97,317          70,150               27,167
Invesco Small Cap Equity
 Fund                            8,290           1,706                6,584
Invesco Capital
 Development Fund                  442             119                  323
Invesco Developing Markets
 Fund                           32,137           1,144               30,993
American Century
 Diversified Bond Fund           1,576             136                1,440
American Century Prime
 Money Market Fund              14,597          14,931                 (334)
Domini Social Equity Fund          162             179                  (17)
AllianceBernstein Global
 Bond Fund                         699              --                  699
AllianceBernstein 2055
 Retirement Strategy               601             611                  (10)
AllianceBernstein 2050
 Retirement Strategy            11,172          23,712              (12,540)
AllianceBernstein VPS
 Balanced Shares
 Portfolio                       3,517           2,219                1,298
AllianceBernstein VPS
 Growth and Income
 Portfolio                       2,826           2,062                  764
AllianceBernstein VPS
 International Growth
 Portfolio                      14,783          15,624                 (841)
AllianceBernstein VPS
 International Value
 Portfolio                      54,654          83,523              (28,869)
AllianceBernstein VPS
 Global Value Portfolio          2,996           4,256               (1,260)
AllianceBernstein Growth
 Fund                              851           1,414                 (563)
AllianceBernstein
 Small/Mid-Cap Growth Fund       5,723           4,057                1,666
AllianceBernstein VPS
 Small-Mid Cap Value
 Portfolio                      35,524          15,438               20,086
AllianceBernstein Value
 Fund                               20               2                   18
AllianceBernstein 2015
 Retirement Strategy             5,643           4,333                1,310
AllianceBernstein 2025
 Retirement Strategy            11,247          11,311                  (64)
AllianceBernstein 2035
 Retirement Strategy             6,568          12,286               (5,718)
AllianceBernstein 2045
 Retirement Strategy             7,429          14,595               (7,166)
AllianceBernstein High
 Income Fund                       351               1                  350
AllianceBernstein 2000
 Retirement Strategy*              412             452                  (40)
AllianceBernstein 2010
 Retirement Strategy               637             518                  119
AllianceBernstein 2020
 Retirement Strategy             9,682           9,321                  361
AllianceBernstein 2030
 Retirement Strategy            13,705          31,347              (17,642)
AllianceBernstein 2040
 Retirement Strategy            15,968          19,928               (3,960)
American Funds AMCAP Fund      138,963          34,411              104,552
American Funds American
 Balanced Fund                 217,396         151,896               65,500
American Funds Capital
 Income Builder Fund           606,877         477,397              129,480
American Funds EuroPacific
 Growth Fund                   529,061         204,631              324,430
American Funds Fundamental
 Investors Fund                572,408         345,722              226,686
American Funds New
 Perspective Fund              139,368          62,237               77,131
American Funds The Bond
 Fund of America               203,848         211,656               (7,808)
American Funds The Growth
 Fund of America Fund        1,013,222         628,051              385,171
American Funds The Income
 Fund of America               454,824         197,900              256,924
American Funds The
 Investment Company of
 America                       178,047         124,094               53,953

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Funds The New
 Economy Fund                   38,115          32,295                5,820
American Funds Washington
 Mutual Investors              129,680          92,990               36,690
American Funds American
 Mutual Fund                   174,936          39,617              135,319
American Funds Capital
 World Growth & Income
 Fund                          468,669         236,198              232,471
American Funds SMALLCAP
 World Fund                     20,928          33,387              (12,459)
Ariel Appreciation Fund          2,521           6,395               (3,874)
Ariel Fund                       2,056           6,376               (4,320)
Artisan Mid Cap Value Fund      44,435          23,944               20,491
Ave Maria Opportunity Fund         881               3                  878
Ave Maria Rising Dividend
 Fund                           55,997           7,386               48,611
Ave Maria Growth Fund            5,240             657                4,583
LifePath 2020 Portfolio        417,877         180,394              237,483
LifePath 2030 Portfolio        451,458         239,662              211,796
LifePath 2040 Portfolio        468,118         232,124              235,994
LifePath Retirement
 Portfolio                     163,137         117,013               46,124
LifePath 2050 Portfolio         20,177             222               19,955
Baron Small Cap Fund            36,361          14,509               21,852
BlackRock U.S. Government
 Bond Portfolio*                27,679          21,887                5,792
BlackRock Equity Dividend
 Fund                           49,239           3,811               45,428
BlackRock Capital
 Appreciation Fund              35,100           1,766               33,334
BlackRock Mid Cap Value
 Portfolio                       1,666             467                1,199
Calvert VP SRI Balanced
 Portfolio                       1,919             283                1,636
Calvert Equity Portfolio*      130,234          93,778               36,456
Calvert Bond Portfolio*         70,908          46,593               24,315
Calvert Income Fund             38,732          21,972               16,760
Columbia Contrarian Core
 Fund                           14,284             584               13,700
Columbia Marsico 21st
 Century Fund                    1,614              97                1,517
Columbia Small Cap Value I
 Fund                              915             655                  260
Columbia Marsico
 International
 Opportunities Fund              1,108           1,059                   49
Columbia Mid Cap Value
 Fund                           41,803          44,223               (2,420)
Columbia Acorn Fund             18,832           8,978                9,854
Columbia Marsico Growth VS
 Fund                           22,295           7,821               14,474
CRM Mid Cap Value Fund           1,527           3,517               (1,990)
Columbia Small Cap Core
 Fund                           10,923           7,037                3,886
Davis Financial Fund             3,739           1,489                2,250
Davis New York Venture
 Fund                          145,702         140,932                4,770
Davis Opportunity Fund           7,081          19,503              (12,422)
Dreyfus Bond Market Index
 Fund                          172,036          75,214               96,822
Dreyfus Lifetime Growth
 and Income Portfolio            7,126           7,543                 (417)
Dreyfus VIF Appreciation
 Portfolio                         736              --                  736
Dreyfus International
 Stock Index Fund                4,828               1                4,827
Dreyfus MidCap Index Fund      122,612          37,768               84,844
Dreyfus SmallCap Stock
 Index Fund                     51,889          23,090               28,799
Dreyfus Small Cap Fund              85             785                 (700)
Dreyfus VIF Growth and
 Income Portfolio                   24              --                   24
Dreyfus VIF Quality Bond
 Portfolio                      25,818           2,196               23,622
Dreyfus Socially
 Responsible Growth Fund,
 Inc.*                              --             977                 (977)
Dreyfus S&P 500 Index Fund     233,774          89,179              144,595
Dreyfus Intermediate Term
 Income Fund                    52,592          28,801               23,791

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
                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Eaton Vance Large-Cap
 Value Fund                    251,257         114,105              137,152
Eaton Vance Dividend
 Builder Fund                   32,717          16,319               16,398
Eaton Vance Worldwide
 Health Sciences Fund            7,477           3,124                4,353
Eaton Vance Income Fund of
 Boston                         53,497          34,309               19,188
Eaton Vance Balanced Fund           28               1                   27
Wells Fargo Advantage
 Asset Allocation Fund           3,852              93                3,759
Wells Fargo Advantage
 Emerging Markets Equity
 Fund                           35,954          10,486               25,468
Wells Fargo Advantage
 Utility &
 Telecommunication Fund            403              58                  345
Alger Capital Appreciation
 Institutional Fund            108,461          95,256               13,205
Alger Mid Cap Growth
 Institutional Fund             26,007          19,061                6,946
Alger Small Cap Growth
 Institutional Fund              6,059           2,433                3,626
Nuveen Mid Cap Index Fund       31,219           2,585               28,634
Nuveen Small Cap Index
 Fund                               18              --                   18
Nuveen Equity Index Fund         4,439           3,974                  465
Nuveen Mid Cap Growth
 Opportunities Fund             15,569               4               15,565
Nuveen Small Cap Select
 Fund                            1,131              18                1,113
Fidelity Advisor Equity
 Growth Fund                     7,948           2,952                4,996
Fidelity Advisor Value
 Strategies Fund                 4,232          12,025               (7,793)
Fidelity Advisor Leveraged
 Company Stock Fund             96,402          61,316               35,086
Fidelity Advisor Stock
 Selector All Cap Fund*             80             101                  (21)
Federated Capital
 Appreciation Fund                 353             185                  168
Federated Equity Income
 Fund, Inc.                        353              19                  334
Federated Fund for U.S.
 Government Securities
 Fund                           22,058          13,117                8,941
Federated Mid Cap Growth
 Strategies Fund                   826             480                  346
Federated High Income Bond
 Fund                              298              49                  249
Federated Kaufman Fund         233,070         159,180               73,890
Federated Short-Term
 Income Fund                     1,978          11,044               (9,066)
Federated Total Return
 Bond Fund                       4,983             776                4,207
Federated Clover Value
 Fund                               --              10                  (10)
Federated International
 Leaders Fund                      173             150                   23
Fidelity VIP Growth
 Opportunities Portfolio         2,055          21,892              (19,837)
Fidelity VIP Overseas
 Portfolio                         607              --                  607
Fidelity VIP Value
 Strategies Portfolio            6,874           3,730                3,144
Fidelity VIP Balanced
 Portfolio                       8,483           4,219                4,264
Fidelity VIP Growth &
 Income Portfolio                  389           4,589               (4,200)
Fidelity VIP Freedom 2020
 Portfolio                          77              --                   77
Fidelity VIP Freedom 2030
 Portfolio                       2,125               3                2,122
Fidelity VIP Freedom 2015
 Portfolio                       2,297               1                2,296
Fidelity VIP Freedom 2025
 Portfolio                         263              --                  263
Templeton Global
 Opportunities Trust             2,692             967                1,725
Templeton Developing
 Markets Trust                  34,440          31,854                2,586
Franklin High Income Fund       44,840           5,800               39,040
Franklin Strategic Income
 Fund                           93,618          57,284               36,334
Templeton Global Bond Fund      97,491          48,870               48,621
Franklin U.S. Government
 Securities Fund                35,382          18,382               17,000
Franklin Small Cap Value
 Fund                           60,492          33,943               26,549
Mutual Discovery Fund          535,695         334,830              200,865
Templeton Growth Fund           59,256          77,269              (18,013)
Franklin Income Fund           272,167         228,691               43,476

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Franklin Growth Fund            54,580          30,803               23,777
Franklin Total Return Fund       8,655           3,852                4,803
Franklin Balance Sheet
 Investment Fund                15,453          29,335              (13,882)
Mutual Beacon Fund              23,230          14,311                8,919
Franklin Mutual Shares
 Fund                           71,323          55,524               15,799
Franklin Small-Mid Cap
 Growth Fund                   184,615         151,701               32,914
Franklin Templeton
 Conservative Allocation
 Fund                           75,029          58,838               16,191
Franklin Templeton Growth
 Allocation Fund               179,471         121,493               57,978
Franklin Templeton
 Moderate Allocation Fund      144,463          71,765               72,698
Templeton Foreign Fund         230,935         123,201              107,734
Franklin Small-Mid Cap
 Growth Securities Fund         18,823          25,807               (6,984)
Highland Premier Growth
 Equity Fund*                      587           1,592               (1,005)
Goldman Sachs Balanced
 Fund                            1,210           3,297               (2,087)
Goldman Sachs Capital
 Growth Fund                       187             179                    8
Goldman Sachs Core Fixed
 Income Fund                     1,438             524                  914
Goldman Sachs Structured
 U.S. Equity Fund                   17               1                   16
Goldman Sachs Government
 Income Fund                    84,335          55,664               28,671
Goldman Sachs Growth &
 Income Fund                    11,103         110,659              (99,556)
Goldman Sachs Growth
 Opportunities Fund             13,670           3,179               10,491
Goldman Sachs Concentrated
 International Equity
 Fund                              762              77                  685
Goldman Sachs Mid Cap
 Value Fund                     66,570          70,535               (3,965)
Goldman Sachs Small Cap
 Value Fund                    126,608          83,713               42,895
Goldman Sachs Strategic
 Growth Fund                       212              61                  151
Goldman Sachs High Yield
 Fund                           81,888          35,800               46,088
Goldman Sachs Large Cap
 Value Fund                     31,258           9,968               21,290
Goldman Sachs Small/Mid
 Cap Growth Fund                 5,041           2,752                2,289
Goldman Sachs Satellite
 Strategies Portfolio                2              --                    2
John Hancock Small Cap
 Equity Fund                    31,821          43,683              (11,862)
Frost Dividend Value
 Equity Fund                     1,098             187                  911
Hartford Advisers HLS Fund      34,603         103,908              (69,305)
Hartford Total Return Bond
 HLS Fund                      368,417         766,184             (397,767)
Hartford Capital
 Appreciation HLS Fund         172,224         217,901              (45,677)
Hartford Dividend and
 Growth HLS Fund               757,200         380,116              377,084
Hartford Global Research
 HLS Fund                        8,212          10,337               (2,125)
Hartford Healthcare HLS
 Fund*                          29,312          21,184                8,128
Hartford Global Growth HLS
 Fund                            1,877             200                1,677
Hartford Disciplined
 Equity HLS Fund                   123              72                   51
Hartford Growth HLS Fund        13,747          11,920                1,827
Hartford Growth
 Opportunities HLS Fund        124,355         105,682               18,673
Hartford Index HLS Fund        241,212         257,892              (16,680)
Hartford International
 Opportunities HLS Fund         19,110          34,883              (15,773)
Hartford MidCap HLS Fund       149,669         139,749                9,920
Hartford Money Market HLS
 Fund                          440,388         453,090              (12,702)
Hartford Small Company HLS
 Fund                          382,977         215,939              167,038
Hartford SmallCap Growth
 HLS Fund                        7,767           8,271                 (504)
Hartford Stock HLS Fund         56,646         149,824              (93,178)
Hartford U.S. Government
 Securities HLS Fund            88,977          17,754               71,223
Hartford Value HLS Fund         22,606          24,808               (2,202)
The Hartford Checks and
 Balances Fund                  29,324           4,746               24,578

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
                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
The Hartford Target
 Retirement 2010 Fund           48,122          13,864               34,258
The Hartford Target
 Retirement 2020 Fund          225,442          71,944              153,498
The Hartford Target
 Retirement 2030 Fund          165,774          51,011              114,763
The Hartford Dividend and
 Growth Fund                    83,685          23,863               59,822
The Hartford International
 Opportunities Fund              7,077             626                6,451
The Hartford MidCap Fund        19,815           2,181               17,634
The Hartford Small Company
 Fund                           56,514          21,125               35,389
The Hartford Total Return
 Bond Fund                       8,625             550                8,075
The Hartford Healthcare
 Fund*                           3,334             147                3,187
The Hartford Growth
 Opportunities Fund              2,709             542                2,167
The Hartford Equity Growth
 Allocation Fund                37,886          15,152               22,734
The Hartford Balanced
 Allocation Fund                86,463          33,875               52,588
The Hartford Conservative
 Allocation Fund                48,136          69,099              (20,963)
The Hartford Capital
 Appreciation Fund             376,402         183,440              192,962
The Hartford Growth
 Allocation Fund                66,489          35,019               31,470
The Hartford Money Market      143,251          94,149               49,102
The Hartford Inflation
 Plus Fund                      34,482          15,355               19,127
The Hartford Value Fund            124               1                  123
The Hartford Equity Income
 Fund                            7,637           1,336                6,301
The Hartford Target
 Retirement 2015 Fund           54,025           5,323               48,702
The Hartford Target
 Retirement 2025 Fund           74,703          24,857               49,846
The Hartford Target
 Retirement 2035 Fund           46,335          12,951               33,384
The Hartford Target
 Retirement 2040 Fund           40,241           1,497               38,744
The Hartford Target
 Retirement 2045 Fund           36,046           4,613               31,433
The Hartford Target
 Retirement 2050 Fund           22,867           5,471               17,396
The Hartford International
 Small Company Fund                 79              --                   79
Hotchkis and Wiley Large
 Cap Value Fund                  8,815          15,033               (6,218)
Invesco V.I. Technology
 Fund                           16,363          17,615               (1,252)
Invesco Leisure Fund             4,175           6,501               (2,326)
Invesco Technology Fund         26,927          46,725              (19,798)
Ivy Global Natural
 Resources Fund                 97,329          60,763               36,566
Ivy Large Cap Growth Fund       42,606          13,123               29,483
Ivy Science & Technology
 Fund                           15,809           7,570                8,239
Ivy Asset Strategy Fund         41,169          19,424               21,745
Janus Aspen Forty
 Portfolio                       7,738          50,415              (42,677)
Janus Aspen Worldwide
 Portfolio                         864          12,962              (12,098)
Janus Aspen Enterprise
 Portfolio                          --           4,136               (4,136)
Janus Aspen Balanced
 Portfolio                      20,804           5,605               15,199
Janus Aspen Overseas
 Portfolio                      13,571          22,167               (8,596)
Janus Flexible Bond Fund           383              21                  362
Janus Forty Fund               127,463         103,538               23,925
Janus Balanced Fund            113,896          19,610               94,286
Janus Enterprise Fund           12,193           5,518                6,675
Janus Overseas Fund            182,296         150,303               31,993
Janus Worldwide Fund            10,646           1,695                8,951
Perkins Mid Cap Value Fund      33,577           6,556               27,021
Prudential Jennison
 Mid-Cap Growth Fund,
 Inc.                           34,544           2,736               31,808
Prudential Jennison 20/20
 Focus Fund                     10,251           5,099                5,152
JPMorgan Core Bond Fund         36,415          41,715               (5,300)

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
JPMorgan Small Cap Equity
 Fund                            3,007           1,370                1,637
JPMorgan Small Cap Growth
 Fund                           22,785          18,437                4,348
JPMorgan Small Cap Value
 Fund                            6,850           1,903                4,947
JPMorgan U.S. Real Estate
 Fund                            3,997             626                3,371
JPMorgan U.S. Equity Fund        2,956               2                2,954
JPMorgan SmartRetirement
 2010 Fund                      22,381             252               22,129
JPMorgan SmartRetirement
 2015 Fund                      30,886             337               30,549
JPMorgan SmartRetirement
 2020 Fund                      20,852              93               20,759
JPMorgan SmartRetirement
 2025 Fund                      27,618              13               27,605
JPMorgan SmartRetirement
 2030 Fund                      84,316           4,531               79,785
JPMorgan SmartRetirement
 2035 Fund                       9,887               4                9,883
JPMorgan SmartRetirement
 2040 Fund                      40,886             800               40,086
JPMorgan SmartRetirement
 2045 Fund                       4,596               3                4,593
JPMorgan SmartRetirement
 2050 Fund                      56,386           1,879               54,507
JPMorgan SmartRetirement
 Income Fund                    19,568              --               19,568
JP Morgan Prime Money
 Market Fund                   151,401         169,538              (18,137)
Keeley Small Cap Value
 Fund                           29,118          34,926               (5,808)
Loomis Sayles Bond Fund         18,257          10,833                7,424
LKCM Aquinas Growth Fund         1,277              36                1,241
LKCM Aquinas Value Fund          1,704              12                1,692
Lord Abbett Affiliated
 Fund                           43,039          31,659               11,380
Lord Abbett Fundamental
 Equity Fund                   132,835          50,369               82,466
Lord Abbett Bond Debenture
 Fund                           40,311          17,503               22,808
Lord Abbett Growth
 Opportunities Fund             13,285           4,141                9,144
Lord Abbett Classic Stock
 Fund                            4,979           1,965                3,014
Lord Abbett Capital
 Structure Fund                  6,604           5,491                1,113
Lord Abbett Total Return
 Fund                           16,120           9,826                6,294
Lord Abbett Small Cap
 Blend Fund                     72,382          78,443               (6,061)
Lord Abbett Developing
 Growth Fund, Inc.              49,481           7,490               41,991
Lord Abbett International
 Core Equity Fund               23,688          15,627                8,061
Lord Abbett Value
 Opportunities Fund              6,476           7,486               (1,010)
Legg Mason Capital
 Management Value Trust,
 Inc.                            6,429           3,484                2,945
Marshall Mid-Cap Value
 Fund                           11,263           5,268                5,995
MFS Emerging Growth Fund        10,649           4,532                6,117
Massachusetts Investors
 Growth Stock Fund              48,910          57,132               (8,222)
MFS High Income Fund            22,796           8,019               14,777
MFS International New
 Discovery Fund                  4,598           4,132                  466
MFS Mid Cap Growth Fund         11,848          16,543               (4,695)
MFS New Discovery Fund          31,626             626               31,000
MFS Research International
 Fund                           70,772          30,311               40,461
MFS Total Return Fund           66,138          30,099               36,039
MFS Utilities Fund             107,350          59,194               48,156
MFS Value Fund                 154,313          81,308               73,005
MFS Research Bond Fund           2,405             100                2,305
MFS Massachusetts
 Investors Trust                 7,799           1,033                6,766
MFS International Growth
 Fund                            1,525              44                1,481
MFS Core Equity Fund             9,501           7,924                1,577
MFS Government Securities
 Fund                          125,821          52,242               73,579
MFS International Value
 Fund                           52,425           5,339               47,086

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
                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
MFS Technology Fund              1,193             225                  968
MFS Core Equity Series              --              --                   --
MFS High Income Series           3,362             498                2,864
MFS Investors Growth Stock
 Series                             --              --                   --
MFS Utilities Series               322             538                 (216)
MFS Growth Fund*                 1,477             923                  554
BlackRock Global
 Allocation Fund               319,542         145,022              174,520
BlackRock Global Financial
 Services*                       2,287          20,852              (18,565)
BlackRock Large Cap Core
 Fund                           13,357           8,957                4,400
BlackRock Value
 Opportunities Fund                911               2                  909
BlackRock Small Cap Growth
 Fund                           17,428          13,413                4,015
BlackRock Mid Cap Value
 Opportunities Fund             32,829          25,893                6,936
BlackRock International
 Opportunities Portfolio        94,242           8,065               86,177
BlackRock Mid Cap Growth
 Equity Portfolio*              32,877          32,792                   85
Munder MidCap Core Growth
 Fund                           41,300          34,241                7,059
Neuberger Berman Socially
 Responsive Fund                23,867           3,384               20,483
Nuveen Tradewinds
 International Value Fund        1,795              --                1,795
Oakmark International
 Small Cap Fund                  2,410          12,833              (10,423)
The Oakmark Equity and
 Income Fund                   195,482          34,234              161,248
Oppenheimer Capital
 Appreciation Fund              14,178          15,290               (1,112)
Oppenheimer Global Fund         63,436          56,408                7,028
Oppenheimer International
 Growth Fund                    22,413          12,785                9,628
Oppenheimer Main Street
 Fund                            5,340           3,220                2,120
Oppenheimer Global
 Strategic Income Fund          11,673           4,757                6,916
Oppenheimer Main Street
 Small Cap Fund                 86,070          44,941               41,129
Oppenheimer Developing
 Markets Fund                  100,879          40,076               60,803
Oppenheimer Equity Fund          8,503           7,296                1,207
Oppenheimer Capital Income
 Fund                               10              --                   10
Oppenheimer International
 Bond Fund                     165,900          91,798               74,102
Oppenheimer Small- & Mid-
 Cap Value Fund                 58,650          72,238              (13,588)
Oppenheimer Main Street
 Opportunity Fund               22,561           4,301               18,260
Oppenheimer Gold & Special
 Metals Fund                    56,656          33,298               23,358
Oppenheimer Real Estate
 Fund                           23,941          18,841                5,100
Putnam Global Equity Fund        1,880           2,657                 (777)
Putnam VT High Yield Fund      205,254         294,381              (89,127)
Putnam VT International
 Growth Fund                       708          13,870              (13,162)
Putnam VT Multi-Cap Growth
 Fund                               36          11,138              (11,102)
Putnam Small Cap Value
 Fund                            4,234          19,106              (14,872)
Pioneer CullenValue Fund         5,288              76                5,212
Pioneer Emerging Markets
 Fund                           78,786          35,487               43,299
Pioneer Oak Ridge Small
 Cap Growth Fund                 2,436             657                1,779
Allianz NFJ International
 Value Fund                        746              --                  746
Allianz NFJ Small Cap
 Value Fund                     41,759          26,065               15,694
Allianz NFJ Dividend Value
 Fund                          140,546          83,441               57,105
Managers Cadence Mid-Cap
 Fund                            2,478           1,608                  870
PIMCO Total Return Fund      1,027,867         322,483              705,384
PIMCO Emerging Markets
 Bond Fund                      34,442          36,274               (1,832)
PIMCO Real Return Fund         434,701         182,127              252,574
Pioneer Fund                    42,412          11,838               30,574

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Pioneer High Yield Fund         83,357          62,402               20,955
Pioneer Strategic Income
 Fund                           90,476          43,589               46,887
Pioneer Mid Cap Value Fund      54,036          33,858               20,178
Pioneer Growth
 Opportunities Fund              3,375           3,988                 (613)
Putnam Equity Income Fund        7,970           5,239                2,731
Putnam High Yield
 Advantage Fund                 24,209           4,666               19,543
Putnam International
 Equity Fund                     4,682          20,350              (15,668)
Putnam Investors Fund               29             209                 (180)
Putnam Multi-Cap Growth
 Fund                              100             194                  (94)
Putnam International
 Capital Opportunities
 Fund                           28,214          13,330               14,884
Putnam Small Cap Growth
 Fund                           16,679          16,383                  296
Royce Total Return Fund          3,976           1,347                2,629
Royce Value Plus Fund           17,165          21,927               (4,762)
Royce Value Fund                16,612          13,002                3,610
RS Value Fund                   20,227           8,427               11,800
Columbia Diversified
 Equity Income Fund              4,025             880                3,145
Columbia Mid Cap Value
 Opportunity Fund               12,728           6,738                5,990
Columbia Multi-Advisor
 Small Cap Value Fund              597             789                 (192)
RidgeWorth Small Cap Value
 Equity Fund                    41,938           1,439               40,499
RidgeWorth Mid-Cap Value
 Equity Fund                    18,953           3,849               15,104
RidgeWorth Total Return
 Bond Fund                      54,125           2,428               51,697
DWS RREEF Real Estate
 Securities Fund                   160              --                  160
DWS Dreman High Return
 Equity Fund                    21,729          18,845                2,884
DWS Enhanced Emerging
 Markets Fixed Income
 Fund*                           1,008              52                  956
SSGA S&P 500 Index Fund         25,283          19,793                5,490
DWS Growth & Income VIP
 Portfolio                         288              --                  288
DWS Global Thematic Fund         3,896           1,381                2,515
Legg Mason ClearBridge
 Appreciation Fund                  60              --                   60
Legg Mason ClearBridge
 Aggressive Growth Fund            958           3,680               (2,722)
Legg Mason Partners
 ClearBridge Fundamental
 Value Fund                        102               1                  101
Legg Mason ClearBridge Mid
 Cap Core Fund                   3,121             533                2,588
Legg Mason ClearBridge
 Small Cap Growth Fund           7,385           2,640                4,745
Thornburg International
 Value Fund                    211,917         140,550               71,367
Thornburg Value Fund            38,163          48,489              (10,326)
Thornburg Core Growth Fund      29,951          31,151               (1,200)
Timothy Plan Large/Mid Cap
 Value Fund                      2,557              35                2,522
UBS Dynamic Alpha Fund             228              --                  228
T. Rowe Price Growth Stock
 Fund                          113,267          45,383               67,884
T. Rowe Price
 Equity-Income Fund             59,361          21,388               37,973
T. Rowe Price Retirement
 2010 Fund                      75,395          69,505                5,890
T. Rowe Price Retirement
 2020 Fund                     263,136         120,206              142,930
T. Rowe Price Retirement
 2030 Fund                     178,280          81,777               96,503
T. Rowe Price Retirement
 2040 Fund                     104,127          43,486               60,641
T. Rowe Price Retirement
 2050 Fund                      35,160           9,190               25,970
T. Rowe Price Retirement
 Income Fund                    11,580           5,313                6,267
UBS Global Allocation Fund          51               1                   50
Vanguard Small-Cap Index
 Fund                           25,810           3,382               22,428
Vanguard Mid-Cap Index
 Fund                           13,809           2,928               10,881
Vanguard Total Bond Market
 Index Fund                     26,637           6,381               20,256

-------------------------------------------------------------------------------

                              UNITS            UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
Vanguard Total Stock
 Market Index Fund              19,441           3,821               15,620
Victory Diversified Stock
 Fund                           71,907          29,155               42,752
Victory Special Value Fund      98,508          75,573               22,935
Victory Small Company
 Opportunity Fund               76,289          32,722               43,567
Victory Established Value
 Fund                           11,610           1,871                9,739
Invesco Van Kampen Small
 Cap Growth Fund                56,701          40,134               16,567
Invesco Van Kampen
 Comstock Fund                 104,951         115,085              (10,134)
Invesco Van Kampen Equity
 and Income Fund               229,509         218,615               10,894
Invesco Van Kampen Growth
 and Income Fund                68,885          66,356                2,529
Invesco Van Kampen Mid Cap
 Growth Fund                    18,639           7,591               11,048
Invesco Van Kampen U.S.
 Mortgage Fund                      16              16                   --
Invesco Van Kampen Small
 Cap Value Fund                 18,003           4,373               13,630
Invesco Van Kampen
 American Value Fund             1,016             526                  490
Morgan Stanley
 Institutional Opportunity
 Portfolio                       1,573           1,689                 (116)
Invesco Van Kampen Value
 Opportunities Fund*            78,633          87,642               (9,009)
Invesco Diversified
 Dividend Fund*                 54,630          81,447              (26,817)
Invesco Van Kampen
 American Franchise Fund*        5,875           3,118                2,757
Invesco Global Core Equity
 Fund*                           2,605           1,350                1,255
Vanguard 500 Index Fund         24,288           2,105               22,183
Wells Fargo Advantage
 International Equity
 Fund                            3,563           2,788                  775
Wells Fargo Advantage
 Total Return Bond Fund          7,202             851                6,351
Columbia Seligman
 Communications and
 Information Fund                5,989           1,600                4,389
Columbia Seligman Global
 Technology Fund                 3,275           1,636                1,639
Legg Mason Partners
 ClearBridge Small Cap
 Value Fund                      1,680           1,772                  (92)
Balanced Strategy Fund           6,946           2,599                4,347
Conservative Strategy Fund       2,710           4,463               (1,753)
Growth Strategy Fund             1,757              23                1,734
Moderate Strategy Fund           1,037             501                  536

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
American Century Equity Income
 Fund                               1,609,636     944,697           664,939
American Century VP Growth Fund           195           1               194
American Century VP Ultra(R) Fund       1,007       2,254            (1,247)
American Century VP Balanced Fund         314         915              (601)
American Century VP International
 Fund                                      --       1,228            (1,228)
American Century Small Cap Value
 Fund                                 121,179       4,701           116,478
American Century VP Large Company
 Value Fund                             5,940       3,634             2,306
American Century VP Vista(SM)
 Fund                                  22,042       9,950            12,092
American Century
 Inflation-Adjusted Bond Fund           3,107         862             2,245
American Century Equity Growth
 Fund                                   1,069          14             1,055
American Century VP Income &
 Growth Fund                            1,108      10,637            (9,529)
American Century VP Ultra Fund          1,564       4,234            (2,670)
American Century VP Value Fund          2,079      11,440            (9,361)
American Century VP Mid Cap Value
 Fund                                     675           1               674
Invesco V.I. Small Cap Equity
 Fund                                   7,319       5,050             2,269

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. Financial Services
 Fund                                   2,922         572             2,350
Invesco V.I. Leisure Fund                 997          --               997
Invesco Basic Value Fund               23,196     119,067           (95,871)
Invesco European Growth Fund           33,537      13,019            20,518
Invesco International Growth Fund      37,274      18,213            19,061
Invesco Mid Cap Core Equity Fund        4,699       2,686             2,013
Invesco Small Cap Growth Fund          13,465       8,265             5,200
Invesco Real Estate Fund               89,050      22,923            66,127
Invesco Small Cap Equity Fund           8,573       4,799             3,774
Invesco Large Cap Growth Fund           1,091          34             1,057
Invesco Capital Development Fund        3,328       2,681               647
Invesco Developing Markets Fund           955          --               955
American Century Prime Money
 Market Fund                           20,658         109            20,549
Domini Social Equity Fund                 429         117               312
AllianceBernstein 2055 Retirement
 Strategy                                  30           1                29
AllianceBernstein 2050 Retirement
 Strategy                              14,996       1,926            13,070
AllianceBernstein VPS Balanced
 Shares Portfolio                       4,202         493             3,709
AllianceBernstein VPS Growth and
 Income Portfolio                       7,640       4,642             2,998
AllianceBernstein VPS
 International Growth Portfolio        32,377      22,165            10,212
AllianceBernstein VPS
 International Value Portfolio         61,724      62,844            (1,120)
AllianceBernstein VPS Global
 Value Portfolio                        5,672       2,403             3,269
AllianceBernstein Growth Fund           4,057       2,795             1,262
AllianceBernstein Small/Mid-Cap
 Growth Fund                            1,804         200             1,604
AllianceBernstein VPS Small-Mid
 Cap Value Portfolio                   22,344       3,293            19,051
AllianceBernstein Value Fund               64           4                60
AllianceBernstein 2015 Retirement
 Strategy                               9,945          71             9,874
AllianceBernstein 2025 Retirement
 Strategy                              12,889       1,701            11,188
AllianceBernstein 2035 Retirement
 Strategy                              11,684         563            11,121
AllianceBernstein 2045 Retirement
 Strategy                               8,935         119             8,816
AllianceBernstein 2000 Retirement
 Strategy                                  40          --                40
AllianceBernstein 2010 Retirement
 Strategy                               2,539         142             2,397
AllianceBernstein 2020 Retirement
 Strategy                              22,234       1,196            21,038
AllianceBernstein 2030 Retirement
 Strategy                              38,619       1,624            36,995
AllianceBernstein 2040 Retirement
 Strategy                              13,683       1,012            12,671
American Funds AMCAP Fund              77,076      32,641            44,435
American Funds American Balanced
 Fund                                 209,602     106,124           103,478
American Funds Capital Income
 Builder Fund                         511,751     205,954           305,797
American Funds EuroPacific Growth
 Fund                                 728,887     235,012           493,875
American Funds Fundamental
 Investors Fund                       405,076     131,428           273,648
American Funds New Perspective
 Fund                                 200,642      67,858           132,784
American Funds The Bond Fund of
 America                              266,444     171,635            94,809
American Funds The Growth Fund of
 America Fund                       1,849,111     766,889         1,082,222
American Funds The Income Fund of
 America                              272,527     133,022           139,505
American Funds The Investment
 Company of America                   307,006     120,378           186,628
American Funds The New Economy
 Fund                                  37,934      15,581            22,353
American Funds Washington Mutual
 Investors                            110,550      39,330            71,220
American Funds American Mutual
 Fund                                 125,679      41,682            83,997
American Funds Capital World
 Growth & Income Fund                 599,622     147,398           452,224
American Funds SMALLCAP World
 Fund                                  32,200      16,320            15,880

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
                                UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                     ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Ariel Appreciation Fund            6,094            3,124             2,970
Ariel Fund                         8,874              979             7,895
Artisan Mid Cap Value Fund        74,753           20,409            54,344
Ave Maria Opportunity Fund            13               --                13
Ave Maria Rising Dividend
 Fund                              1,184               --             1,184
Ave Maria Growth Fund                919              105               814
LifePath 2020 Portfolio          627,915          438,208           189,707
LifePath 2030 Portfolio          508,345          245,535           262,810
LifePath 2040 Portfolio          375,064          169,118           205,946
LifePath Retirement
 Portfolio                       198,262          135,743            62,519
LifePath 2050 Portfolio            4,234                7             4,227
Baron Small Cap Fund              61,515            2,885            58,630
BlackRock Equity Dividend
 Fund                             25,349              967            24,382
BlackRock Capital
 Appreciation Fund                     3               --                 3
BlackRock Government Income
 Fund                              7,199            6,710               489
BlackRock Mid Cap Value
 Portfolio                         3,271              407             2,864
Calvert VP SRI Balanced
 Portfolio                           231              167                64
Calvert Social Investment
 Fund Equity Portfolio            95,702           29,183            66,519
Calvert Large Cap Growth
 Fund                              3,753            2,784               969
Calvert Social Investment
 Bond Fund                        55,829            5,809            50,020
Calvert Income Fund               37,546            5,080            32,466
Columbia Contrarian Core
 Fund                              1,682              304             1,378
Columbia Marsico 21st
 Century Fund                        167               10               157
Columbia Small Cap Value I
 Fund                              2,879              814             2,065
Columbia Marsico
 International Opportunities
 Fund                                 (2)              37               (39)
Columbia Mid Cap Value Fund       35,598           11,007            24,591
Columbia Acorn Fund               47,955            3,538            44,417
Columbia Marsico Growth VS
 Fund                             23,464           22,501               963
CRM Mid Cap Value Fund             2,985            5,718            (2,733)
Columbia Small Cap Core Fund      19,482               54            19,428
Davis Financial Fund               3,631            1,530             2,101
Davis New York Venture Fund      195,632          158,059            37,573
Davis Opportunity Fund             8,090            2,207             5,883
Dreyfus Bond Market Index
 Fund                            234,721           50,520           184,201
Dreyfus Lifetime Growth and
 Income Portfolio                 12,698            5,250             7,448
Dreyfus VIF Appreciation
 Portfolio                            42               28                14
Dreyfus International Stock
 Index Fund                        2,245              155             2,090
Dreyfus MidCap Index Fund         67,268           33,914            33,354
Dreyfus SmallCap Stock Index
 Fund                             44,179           13,505            30,674
Dreyfus Small Cap Fund               266                4               262
Dreyfus VIF Growth and
 Income Portfolio                    142                9               133
Dreyfus VIF Quality Bond
 Portfolio                         8,222           12,958            (4,736)
The Dreyfus Socially
 Responsible Growth Fund,
 Inc.                                445               --               445
Dreyfus S&P 500 Index Fund       221,801           63,594           158,207
Dreyfus Intermediate Term
 Income Fund                      33,500           19,318            14,182
Eaton Vance Large-Cap Value
 Fund                            370,219           48,462           321,757
Eaton Vance Dividend Builder
 Fund                             26,474            5,854            20,620
Eaton Vance Worldwide Health
 Sciences Fund                     7,988            3,177             4,811
Eaton Vance Income Fund of
 Boston                           33,548            9,084            24,464

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Eaton Vance Balanced Fund               1,536         237             1,299
Wells Fargo Advantage Asset
 Allocation Fund                       20,858      27,661            (6,803)
Wells Fargo Advantage
 International Equity Fund             13,900      18,590            (4,690)
Wells Fargo Advantage Emerging
 Markets Equity Fund                   18,535         666            17,869
Wells Fargo Advantage Utility &
 Telecommunication Fund                   804          34               770
Alger Capital Appreciation
 Institutional Fund                   216,371      37,467           178,904
Alger Mid Cap Growth
 Institutional Fund                    31,999      78,050           (46,051)
Alger Small Cap Growth
 Institutional Fund                     9,780       5,014             4,766
Nuveen Mid Cap Index Fund              35,575       1,890            33,685
Nuveen Equity Index Fund                  184          --               184
Nuveen Mid Cap Growth
 Opportunities Fund                        50          --                50
Fidelity Advisor Equity Growth
 Fund                                   4,598       3,583             1,015
Fidelity Advisor Value Strategies
 Fund                                  18,202      49,560           (31,358)
Fidelity Advisor Leveraged
 Company Stock Fund                   101,908      57,963            43,945
Fidelity Advisor Dynamic Cap
 Appreciation Fund                        232          73               159
Federated Capital Appreciation
 Fund                                     639          15               624
Federated Equity Income Fund, Inc         376           4               372
Federated Fund for U.S.
 Government Securities Fund            11,686       4,605             7,081
Federated Mid Cap Growth
 Strategies Fund                        4,420       3,826               594
Federated High Income Bond Fund           352          45               307
Federated Kaufman Fund                153,443      57,414            96,029
Federated Short-Term Income Fund       34,039      53,669           (19,630)
Federated Stock & Bond Fund                35          35                --
Federated Total Return Bond Fund       16,888       7,917             8,971
Federated Clover Value Fund                --          --                --
Federated International Leaders
 Fund                                      45          --                45
Fidelity VIP Growth Opportunities
 Portfolio                              6,554       9,990            (3,436)
Fidelity VIP Overseas Portfolio           548           9               539
Fidelity VIP Value Strategies
 Portfolio                              9,187       5,438             3,749
Fidelity VIP Balanced Portfolio        20,466       1,311            19,155
Fidelity VIP Growth & Income
 Portfolio                                431         933              (502)
Fidelity VIP Freedom 2020
 Portfolio                                484          --               484
Fidelity VIP Freedom 2030
 Portfolio                              1,908         145             1,763
Fidelity VIP Freedom 2015
 Portfolio                             12,946          95            12,851
Fidelity VIP Freedom 2025
 Portfolio                                 31          --                31
Templeton Global Opportunities
 Trust                                    531          16               515
Templeton Developing Markets
 Trust                                 36,934      23,490            13,444
Franklin High Income Fund              12,908       5,276             7,632
Franklin Strategic Income Fund        138,175      55,206            82,969
Templeton Global Bond Fund            107,364      28,526            78,838
Franklin U.S. Government
 Securities Fund                       27,671      26,893               778
Franklin Small Cap Value Fund          56,372      26,302            30,070
Mutual Discovery Fund                 354,680     120,198           234,482
Templeton Growth Fund                  72,464      57,566            14,898
Franklin Income Fund                  227,098      79,511           147,587
Franklin Growth Fund                  100,371      34,662            65,709
Franklin Total Return Fund             13,394       3,329            10,065
Franklin Balance Sheet Investment
 Fund                                  45,986     133,403           (87,417)
Mutual Beacon Fund                     45,775      12,445            33,330
Franklin Mutual Shares Fund            91,788      60,837            30,951

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
                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
 Fund                                 574,672     200,530           374,142
Franklin Templeton Conservative
 Allocation Fund                       91,039      44,615            46,424
Franklin Templeton Growth
 Allocation Fund                      104,045      41,180            62,865
Franklin Templeton Moderate
 Allocation Fund                      186,529      95,622            90,907
Templeton Foreign Fund                877,329     452,149           425,180
Franklin Small-Mid Cap Growth
 Securities Fund                       13,626          --            13,626
GE Premier Growth Equity Fund             467         421                46
Goldman Sachs Balanced Fund             2,832         545             2,287
Goldman Sachs Capital Growth Fund         205          22               183
Goldman Sachs Core Fixed Income
 Fund                                   1,642         689               953
Goldman Sachs Structured U.S.
 Equity Fund                               27          13                14
Goldman Sachs Government Income
 Fund                                  75,191      21,920            53,271
Goldman Sachs Growth & Income
 Fund                                  18,873       5,503            13,370
Goldman Sachs Growth
 Opportunities Fund                    10,776       5,619             5,157
Goldman Sachs Concentrated
 International Equity Fund                648          26               622
Goldman Sachs Mid Cap Value Fund       65,743      46,656            19,087
Goldman Sachs Small Cap Value
 Fund                                 100,598     114,361           (13,763)
Goldman Sachs Strategic Growth
 Fund                                     162           2               160
Goldman Sachs High Yield Fund         127,405      24,224           103,181
Goldman Sachs Large Cap Value
 Fund                                  29,844       8,955            20,889
Goldman Sachs Small/Mid Cap
 Growth Fund                           12,796         748            12,048
John Hancock Small Cap Equity
 Fund                                  48,582      82,590           (34,008)
Hartford Advisers HLS Fund             45,230     112,247           (67,017)
Hartford Total Return Bond HLS
 Fund                               2,385,227   1,574,318           810,909
Hartford Capital Appreciation HLS
 Fund                                 189,151     450,249          (261,098)
Hartford Dividend and Growth HLS
 Fund                               2,128,641   1,140,922           987,719
Hartford Global Research HLS Fund      26,932      24,193             2,739
Hartford Global Health HLS Fund        17,125      18,711            (1,586)
Hartford Global Growth HLS Fund         5,184       1,868             3,316
Hartford Disciplined Equity HLS
 Fund                                     140           1               139
Hartford Growth HLS Fund                9,214      11,126            (1,912)
Hartford Growth Opportunities HLS
 Fund                                 139,639      62,881            76,758
Hartford Index HLS Fund               280,913     297,737           (16,824)
Hartford International
 Opportunities HLS Fund                59,424      72,350           (12,926)
Hartford MidCap HLS Fund              914,071     626,801           287,270
Hartford Money Market HLS Fund        605,243     638,570           (33,327)
Hartford Small Company HLS Fund       975,732     320,193           655,539
Hartford SmallCap Growth HLS Fund       7,590       2,012             5,578
Hartford Stock HLS Fund                77,641     160,482           (82,841)
Hartford U.S. Government
 Securities HLS Fund                   19,828      27,749            (7,921)
Hartford Value HLS Fund               141,810     151,568            (9,758)
The Hartford Checks and Balances
 Fund                                   7,178         336             6,842
The Hartford Target Retirement
 2010 Fund                             22,870      12,728            10,142
The Hartford Target Retirement
 2020 Fund                            131,878      46,627            85,251
The Hartford Target Retirement
 2030 Fund                            109,521      35,329            74,192
The Hartford Dividend and Growth
 Fund                                  49,081       1,686            47,395
The Hartford International
 Opportunities Fund                       411          --               411
The Hartford MidCap Fund                3,298          --             3,298
The Hartford Small Company Fund        38,390       8,719            29,671
The Hartford Total Return Bond
 Fund                                  15,919      13,232             2,687

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Health Fund             4,191       2,507             1,684
The Hartford Growth Opportunities
 Fund                                   3,514       1,313             2,201
The Hartford Equity Growth
 Allocation Fund                       49,715      11,409            38,306
The Hartford Balanced Allocation
 Fund                                 204,509      61,826           142,683
The Hartford Conservative
 Allocation Fund                      158,627      36,614           122,013
The Hartford Capital Appreciation
 Fund                                 378,860     113,549           265,311
The Hartford Growth Allocation
 Fund                                  84,656      16,726            67,930
The Hartford Money Market             153,020      44,682           108,338
The Hartford Inflation Plus Fund       81,844      15,353            66,491
The Hartford Equity Income Fund           297          --               297
The Hartford Target Retirement
 2015 Fund                             20,895       1,949            18,946
The Hartford Target Retirement
 2025 Fund                            133,837       5,457           128,380
The Hartford Target Retirement
 2035 Fund                             34,977       4,743            30,234
The Hartford Target Retirement
 2040 Fund                             15,222       1,084            14,138
The Hartford Target Retirement
 2045 Fund                             23,111       1,222            21,889
The Hartford Target Retirement
 2050 Fund                             11,147         671            10,476
Hotchkis and Wiley Large Cap
 Value Fund                            20,024      18,536             1,488
Invesco V.I. Technology Fund           18,529      13,410             5,119
Invesco Financial Services Fund        15,815      24,174            (8,359)
Invesco Leisure Fund                   10,154      11,097              (943)
Invesco Technology Fund                43,634      41,333             2,301
Ivy Global Natural Resources Fund      89,588      37,825            51,763
Ivy Large Cap Growth Fund              52,402       6,407            45,995
Ivy Science & Technology Fund          14,179       2,184            11,995
Ivy Asset Strategy Fund                58,971       1,590            57,381
Janus Aspen Forty Portfolio             9,001      24,852           (15,851)
Janus Aspen Worldwide Portfolio         2,414       7,098            (4,684)
Janus Aspen Enterprise Portfolio        4,066         197             3,869
Janus Aspen Balanced Portfolio          3,583       6,824            (3,241)
Janus Aspen Overseas Portfolio         26,792      18,484             8,308
Janus Balanced Fund                    43,407       1,848            41,559
Janus Flexible Bond Fund                  421           1               420
Janus Forty Fund                      138,538     115,629            22,909
Janus Worldwide Fund                    4,116       6,123            (2,007)
Perkins Mid Cap Value Fund             24,505       1,102            23,403
Janus Enterprise Fund                  21,091      10,432            10,659
Janus Overseas Fund                   259,265     110,654           148,611
Prudential Jennison Mid-Cap
 Growth Fund, Inc.                      5,891         147             5,744
Prudential Jennison 20/20 Focus
 Fund                                  12,942       1,174            11,768
JPMorgan Core Bond Fund                98,149       4,360            93,789
JPMorgan Small Cap Equity Fund          4,353         251             4,102
JPMorgan Small Cap Growth Fund         39,363       6,159            33,204
JPMorgan Small Cap Value Fund          13,328         847            12,481
JPMorgan U.S. Real Estate Fund          1,807         199             1,608
JPMorgan U.S. Equity Fund                  90          --                90
JP Morgan Prime Money Market Fund     186,103       7,773           178,330
Keeley Small Cap Value Fund            26,203      23,664             2,539
Loomis Sayles Bond Fund                21,814          54            21,760
LKCM Aquinas Value Fund                 2,462          --             2,462

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
                                UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                     ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Lord Abbett Affiliated Fund       36,966           16,404            20,562
Lord Abbett Fundamental
 Equity Fund                      36,213           16,071            20,142
Lord Abbett Bond Debenture
 Fund                             61,690           27,760            33,930
Lord Abbett Growth
 Opportunities Fund                6,623            3,879             2,744
Lord Abbett Classic Stock
 Fund                              3,679            2,162             1,517
Lord Abbett Capital
 Structure Fund                   15,114            5,834             9,280
Lord Abbett Total Return
 Fund                             18,926            8,057            10,869
Lord Abbett Small Cap Blend
 Fund                            109,131          135,816           (26,685)
Lord Abbett Developing
 Growth Fund, Inc.                38,272            5,336            32,936
Lord Abbett International
 Core Equity Fund                  5,261              666             4,595
Lord Abbett Value
 Opportunities Fund               20,172                4            20,168
Legg Mason Capital
 Management Value Trust,
 Inc.                             11,834            7,972             3,862
Marshall Mid-Cap Value Fund        7,307            1,268             6,039
MFS Emerging Growth Fund           5,388              193             5,195
Massachusetts Investors
 Growth Stock Fund               249,210          193,216            55,994
MFS High Income Fund              15,985           16,358              (373)
MFS International New
 Discovery Fund                    3,870            2,992               878
MFS Mid Cap Growth Fund           12,339           33,003           (20,664)
MFS Research International
 Fund                             56,911           17,441            39,470
MFS Total Return Fund             50,955           21,882            29,073
MFS Utilities Fund                77,167           53,598            23,569
MFS Value Fund                   230,588           45,941           184,647
MFS Research Bond Fund             5,114            3,405             1,709
MFS Massachusetts Investors
 Trust                            20,090            1,082            19,008
MFS Core Growth Fund                 599               10               589
MFS Core Equity Fund              12,288           16,585            (4,297)
MFS Government Securities
 Fund                            155,891           45,352           110,539
MFS International Value Fund      36,981            2,621            34,360
MFS Technology Fund                5,123            2,651             2,472
MFS Core Equity Series                57            1,044              (987)
MFS High Income Series             3,929            1,585             2,344
MFS Investors Growth Stock
 Series                               (1)             418              (419)
MFS Utilities Series               4,893            5,025              (132)
BlackRock Global Allocation
 Fund                            300,375           50,878           249,497
BlackRock Global Financial
 Services Fund                     7,663            4,225             3,438
BlackRock Large Cap Core
 Fund                              9,705            8,807               898
BlackRock Value
 Opportunities Fund                  484              508               (24)
BlackRock Small Cap Growth
 Fund                             28,502           11,216            17,286
BlackRock Mid Cap Value
 Opportunities Fund               66,252           23,203            43,049
BlackRock International
 Opportunities Portfolio           3,076                1             3,075
Munder MidCap Core Growth
 Fund                            107,848            7,873            99,975
Neuberger Berman Socially
 Responsive Fund                  14,507            2,603            11,904
Oakmark International Small
 Cap Fund                         16,767           53,661           (36,894)
The Oakmark Equity and
 Income Fund                     572,779            5,032           567,747
Oppenheimer Capital
 Appreciation Fund                23,856           38,653           (14,797)
Oppenheimer Global Fund          126,527           35,637            90,890
Oppenheimer International
 Growth Fund                      13,682            7,380             6,302
Oppenheimer Main Street Fund       5,626              866             4,760
Oppenheimer Global Strategic
 Income Fund                       8,909            1,004             7,905

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
 Fund                                  78,271      42,523            35,748
Oppenheimer Developing Markets
 Fund                                  60,578       7,906            52,672
Oppenheimer Equity Fund                 2,326         967             1,359
Oppenheimer Capital Income Fund            11          --                11
Oppenheimer International Bond
 Fund                                 196,132      69,753           126,379
Oppenheimer Small- & Mid- Cap
 Value Fund                            33,455       6,020            27,435
Oppenheimer Main Street
 Opportunity Fund                      18,267       9,677             8,590
Oppenheimer Gold & Special Metals
 Fund                                  57,708      15,709            41,999
Oppenheimer Real Estate Fund           38,998      16,392            22,606
Putnam Global Equity Fund                  11         232              (221)
Putnam VT High Yield Fund             163,859     190,488           (26,629)
Putnam VT International Growth
 Fund                                   1,718       1,878              (160)
Putnam VT Multi-Cap Growth Fund        37,878      44,263            (6,385)
Putnam Small Cap Value Fund            15,825       3,676            12,149
Pioneer CullenValue Fund                   21           2                19
Pioneer Emerging Markets Fund         119,667      35,931            83,736
Pioneer Oak Ridge Small Cap
 Growth Fund                            1,876         114             1,762
Allianz NFJ Small Cap Value Fund       49,882      30,671            19,211
Allianz NFJ Dividend Value Fund       146,045      26,148           119,897
Managers Cadence Mid-Cap Fund           1,073         507               566
PIMCO Total Return Fund               789,380     166,403           622,977
PIMCO Emerging Markets Bond Fund       52,891      27,542            25,349
PIMCO Real Return Fund                590,445     241,333           349,112
Pioneer Fund                           20,716       1,213            19,503
Pioneer High Yield Fund               111,169     124,205           (13,036)
Pioneer Strategic Income Fund          81,040      27,334            53,706
Pioneer Mid Cap Value Fund             72,233     124,674           (52,441)
Pioneer Growth Opportunities Fund       5,533       2,392             3,141
PIMCO Total Return Fund                92,234       5,010            87,224
Putnam Equity Income Fund               6,957       4,561             2,396
Putnam High Yield Advantage Fund       15,970       1,797            14,173
Putnam International Equity Fund       23,407     100,795           (77,388)
Putnam Investors Fund                     198          --               198
Putnam Multi-Cap Growth Fund              800         654               146
Putnam International Capital
 Opportunities Fund                    21,507       3,346            18,161
Putnam Small Cap Growth Fund           11,630       7,354             4,276
Royce Total Return Fund                 3,970          31             3,939
Royce Value Plus Fund                  25,139      18,566             6,573
Royce Value Fund                       20,996       1,816            19,180
RS Value Fund                          71,245       2,092            69,153
Columbia Diversified Equity
 Income Fund                           13,959      10,748             3,211
Columbia Mid Cap Value
 Opportunity Fund                      10,802       1,965             8,837
Columbia Multi-Advisor Small Cap
 Value Fund                               316          41               275
RidgeWorth Small Cap Value Equity
 Fund                                   6,056         169             5,887
RidgeWorth Mid-Cap Value Equity
 Fund                                   9,289         150             9,139
DWS RREEF Real Estate Securities
 Fund                                     330          --               330
DWS Dreman High Return Equity
 Fund                                  21,845      13,137             8,708
DWS Emerging Markets Fixed Income
 Fund                                   1,249           2             1,247
SSGA S&P 500 Index Fund                14,155       4,516             9,639

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
DWS Growth & Income VIP Portfolio         207         535              (328)
DWS Global Thematic Fund                4,080       3,408               672
Legg Mason ClearBridge Aggressive
 Growth Fund                            2,001       3,374            (1,373)
Legg Mason Partners ClearBridge
 Fundamental Value Fund                   125           1               124
Legg Mason ClearBridge Mid Cap
 Core Fund                              1,705         180             1,525
Legg Mason ClearBridge Small Cap
 Growth Fund                           15,196      10,134             5,062
BlackRock Small/Mid-Cap Growth
 Fund                                   6,840       2,312             4,528
Thornburg International Value
 Fund                                 200,282      72,858           127,424
Thornburg Value Fund                   45,053      19,945            25,108
Thornburg Core Growth Fund             41,596      35,493             6,103
Timothy Plan Large/Mid Cap Value
 Fund                                     266          --               266
T. Rowe Price Growth Stock Fund       119,834      16,727           103,107
T. Rowe Price Equity-Income Fund       50,027      23,008            27,019
T. Rowe Price Retirement 2010
 Fund                                  56,240      18,717            37,523
T. Rowe Price Retirement 2020
 Fund                                 212,453      53,631           158,822
T. Rowe Price Retirement 2030
 Fund                                 192,596      84,769           107,827
T. Rowe Price Retirement 2040
 Fund                                  95,795      36,997            58,798
T. Rowe Price Retirement 2050
 Fund                                  40,949      19,954            20,995
T. Rowe Price Retirement Income
 Fund                                   5,186       4,449               737
UBS Global Allocation Fund                 12           1                11
Vanguard Small-Cap Index Fund          93,344       1,351            91,993
Vanguard Mid-Cap Index Fund            21,375         483            20,892
Vanguard Total Bond Market Index
 Fund                                  24,490       1,222            23,268
Vanguard Total Stock Market Index
 Fund                                   6,913          25             6,888
Victory Diversified Stock Fund         33,755      15,216            18,539
Victory Special Value Fund            113,467      89,031            24,436
Victory Small Company Opportunity
 Fund                                  63,380      10,943            52,437
Victory Established Value Fund         15,457       1,006            14,451
Invesco Van Kampen Small Cap
 Growth Fund                           61,722      75,780           (14,058)
Invesco Van Kampen Comstock Fund       68,252      42,326            25,926
Invesco Van Kampen Enterprise
 Fund                                     252           2               250
Invesco Van Kampen Equity and
 Income Fund                          287,823     719,009          (431,186)
Invesco Van Kampen Growth and
 Income Fund                          221,458      38,013           183,445
Invesco Van Kampen Mid Cap Growth
 Fund                                  45,133      20,421            24,712
Invesco Van Kampen U.S. Mortgage
 Fund                                      19          51               (32)
Invesco Van Kampen Real Estate
 Securities Fund                        4,473       1,642             2,831
Invesco Van Kampen Capital Growth
 Fund                                     362         214               148
Invesco Van Kampen Small Cap
 Value Fund                            20,007       1,169            18,838
Invesco Van Kampen American Value
 Fund                                     620          15               605
Invesco Van Kampen Global
 Franchise Fund                           946          33               913
Morgan Stanley Institutional
 Opportunity Portfolio                  6,995       5,477             1,518
Vanguard 500 Index Fund                57,093         783            56,310
Wells Fargo Advantage Total
 Return Bond Fund                       8,262       9,893            (1,631)
Columbia Seligman Communications
 and Information Fund                  22,883       3,379            19,504
Columbia Seligman Global
 Technology Fund                        5,469         500             4,969
Legg Mason Partners ClearBridge
 Small Cap Value Fund                   1,023       1,031                (8)
Balanced Strategy Fund                  4,890       1,869             3,021
Conservative Strategy Fund              3,887       1,637             2,250
Growth Strategy Fund                    2,531          16             2,515
Moderate Strategy Fund                  2,571           4             2,567

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 INCOME FUND
 2011                               1,178,467          $15.10      to          $16.92         $22,107,391
 2010                               1,111,741           15.14      to           16.40          19,685,665
 2009                                 446,802           13.53      to           17.28           6,321,751
 2008                                 396,926           12.00      to           15.43           5,332,971
 2007                                 407,032           15.23      to           19.35           6,787,949
AMERICAN CENTURY VP GROWTH
 FUND
 2011                                   5,491           17.95      to           18.33              99,588
 2010                                     194           18.38      to           18.38               3,571
AMERICAN CENTURY VP ULTRA(R)
 FUND
 2011                                   5,021           10.25      to           10.95              52,581
 2010                                   2,377           10.28      to           10.89              24,955
 2009                                   3,624            8.95      to            9.11              32,840
 2008                                   3,975            6.71      to           14.07              27,403
 2007                                   1,168           11.70      to           24.30              13,825
AMERICAN CENTURY VP BALANCED
 FUND
 2011                                  16,707           11.44      to           11.44             191,193
 2010                                   4,929           10.94      to           10.94              53,929
 2009                                   5,530            9.87      to            9.87              54,572
 2008                                   5,742            8.61      to            8.61              49,421
AMERICAN CENTURY SMALL CAP
 VALUE FUND
 2011                                 149,874           11.44      to           14.93           1,728,893
 2010                                 118,275           12.26      to           16.24           1,459,499
 2009                                   1,797           13.30      to           13.99              24,360
 2008                                   1,806            9.72      to           10.13              17,871
 2007                                   1,344           13.62      to           14.07              18,633
AMERICAN CENTURY VP LARGE
 COMPANY VALUE FUND
 2011                                   6,582            7.35      to            9.22              48,794
 2010                                   5,847            7.35      to            9.24              43,477
 2009                                   3,541            8.44      to            8.44              29,878
 2008                                   2,165            7.11      to            7.11              15,392
 2007                                      33           11.52      to           11.52                 385
AMERICAN CENTURY VP VISTA(SM)
 FUND
 2011                                  51,376           11.69      to           14.84             580,261
 2010                                  52,535           12.90      to           16.17             664,399
 2009                                  40,443           10.58      to           13.09             425,679
 2008                                  14,962            8.81      to           11.97             133,256
 2007                                   3,550           17.42      to           23.37              63,568
AMERICAN CENTURY
 INFLATION-ADJUSTED BOND FUND
 2011                                  11,696           13.53      to           13.53             158,278
 2010                                   8,887           12.17      to           12.17             108,112
 2009                                   6,642           11.71      to           11.71              77,744
 2008                                   2,577           10.74      to           10.74              27,684
 2007                                     854           11.03      to           11.03               9,414

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 INCOME FUND
 2011                           0.35%     to       1.25%      2.51%     to       2.53%       2.02%     to        3.21%
 2010                           0.35%     to       1.25%      2.78%     to       3.28%      11.88%     to       12.89%
 2009                             --      to       1.25%      2.77%     to       3.97%      10.83%     to       11.95%
 2008                             --      to       1.25%      3.15%     to       3.22%     (21.25)%    to      (20.25)%
 2007                             --      to       1.25%      2.17%     to       2.35%       0.17%     to        1.43%
AMERICAN CENTURY VP GROWTH
 FUND
 2011                           0.50%     to       1.25%      0.26%     to       0.79%      (2.39)%    to       (1.65)%
 2010                           1.25%     to       1.25%      0.12%     to       0.12%      15.92%     to       15.92%
AMERICAN CENTURY VP ULTRA(R)
 FUND
 2011                           0.35%     to       1.25%        --      to         --       (0.30)%    to        0.60%
 2010                           0.35%     to       1.25%        --      to         --       14.85%     to       15.89%
 2009                           0.85%     to       1.25%      0.27%     to       0.27%      33.37%     to       33.90%
 2008                             --      to       1.25%      0.28%     to       0.32%     (42.64)%    to      (42.10)%
 2007                             --      to       1.25%        --      to         --       (8.82)%    to       20.02%
AMERICAN CENTURY VP BALANCED
 FUND
 2011                           0.70%     to       0.70%      2.26%     to       2.26%       4.60%     to        4.60%
 2010                           0.70%     to       0.70%      1.88%     to       1.88%      10.86%     to       10.86%
 2009                           0.70%     to       0.70%      5.29%     to       5.29%      14.68%     to       14.68%
 2008                           0.70%     to       0.70%        --      to         --      (20.89)%    to          --
AMERICAN CENTURY SMALL CAP
 VALUE FUND
 2011                             --      to       1.25%      0.78%     to       0.84%      (8.06)%    to       (6.73)%
 2010                             --      to       1.25%      0.68%     to       1.07%      22.14%     to       24.15%
 2009                           0.35%     to       1.25%      1.64%     to       1.74%      36.83%     to       38.07%
 2008                           0.35%     to       1.25%      1.43%     to       2.38%     (28.65)%    to      (28.01)%
 2007                           0.35%     to       1.25%      0.80%     to       0.84%      (4.22)%    to       (3.36)%
AMERICAN CENTURY VP LARGE
 COMPANY VALUE FUND
 2011                           1.05%     to       1.25%      1.59%     to       1.60%      (0.22)%    to       (0.02)%
 2010                           1.05%     to       1.25%      0.65%     to       1.49%       9.50%     to        9.72%
 2009                           1.25%     to       1.25%      1.96%     to       1.96%      18.66%     to       18.66%
 2008                           1.25%     to       1.25%      3.01%     to       3.01%     (38.31)%    to      (38.31)%
 2007                           1.25%     to       1.25%      1.89%     to       1.89%      (2.43)%    to       (2.43)%
AMERICAN CENTURY VP VISTA(SM)
 FUND
 2011                             --      to       1.25%        --      to         --       (9.37)%    to       (8.23)%
 2010                             --      to       1.25%        --      to         --       22.00%     to       23.53%
 2009                             --      to       1.25%        --      to         --       20.03%     to       21.54%
 2008                             --      to       1.25%        --      to         --      (49.43)%    to      (48.79)%
 2007                             --      to       1.25%        --      to         --       36.65%     to       38.37%
AMERICAN CENTURY
 INFLATION-ADJUSTED BOND FUND
 2011                           1.25%     to       1.25%      3.71%     to       3.71%      11.24%     to       11.24%
 2010                           1.25%     to       1.25%      2.03%     to       2.03%       3.93%     to        3.93%
 2009                           1.25%     to       1.25%      1.88%     to       1.88%       8.96%     to        8.96%
 2008                           1.25%     to       1.25%      5.08%     to       5.08%      (2.60)%    to       (2.60)%
 2007                           1.25%     to       1.25%      3.50%     to       3.50%       9.39%     to        9.39%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 GROWTH FUND
 2011                                   4,200          $10.44      to          $10.44             $43,855
 2010                                   3,324           10.18      to           10.18              33,840
 2009                                   2,269            9.00      to            9.00              20,414
 2008                                     119            7.61      to            7.61                 907
 2007                                       6           11.83      to           11.83                  69
AMERICAN CENTURY VP INCOME &
 GROWTH FUND
 2011                                  19,323            9.52      to            9.52             183,939
 2010                                  23,204            9.30      to            9.30             215,724
 2009                                  32,733            8.20      to            8.27             268,590
 2008                                  43,062            6.99      to            7.03             301,235
AMERICAN CENTURY VP ULTRA
 FUND
 2011                                  34,013           11.20      to           11.20             381,116
 2010                                  54,348           11.16      to           11.16             606,778
 2009                                  57,018            9.69      to            9.69             552,227
 2008                                  81,518            7.25      to            7.25             591,211
AMERICAN CENTURY VP VALUE
 FUND
 2011                                  80,835            9.87      to            9.87             798,034
 2010                                  98,805            9.84      to            9.84             972,435
 2009                                 108,166            8.74      to            8.74             945,165
 2008                                 177,427            7.34      to            7.34           1,302,541
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                                   2,701           11.40      to           11.64              31,097
 2010                                     674           11.66      to           11.66               7,860
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                                  23,506            9.88      to            9.88             232,322
 2010                                   4,093           10.03      to           10.03              41,034
 2009                                   1,824            7.85      to            7.85              14,325
 2008                                   6,574            6.52      to            6.52              42,875
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                                   1,106            9.46      to            9.46              10,469
INVESCO EUROPEAN GROWTH FUND
 2011                                  71,876            7.44      to           10.98             566,021
 2010                                  64,465            7.87      to           11.71             537,297
 2009                                  43,947            7.02      to           10.55             343,571
 2008                                  23,354            5.14      to            7.79             126,290
 2007                                  15,913           10.05      to           14.81             178,809
INVESCO INTERNATIONAL GROWTH
 FUND
 2011                                  51,363            8.81      to           11.62             479,698
 2010                                  48,309            9.49      to           12.66             480,960
 2009                                  29,248            8.15      to           11.40             270,164
 2008                                  12,033            8.56      to            8.64             102,970
 2007                                   4,348           14.63      to           14.63              63,607
INVESCO MID CAP CORE EQUITY
 FUND
 2011                                  20,106           10.20      to           11.51             231,798
 2010                                  16,622           10.93      to           12.43             206,483
 2009                                  14,609            9.77      to           11.18             161,172
 2008                                  11,301            7.54      to            8.70              96,397
 2007                                   6,620           10.45      to           12.14              70,990

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY
 GROWTH FUND
 2011                           1.25%     to       1.25%      1.21%     to       1.21%       2.56%     to        2.56%
 2010                           1.25%     to       1.25%      0.94%     to       0.94%      13.15%     to       13.15%
 2009                           1.25%     to       1.25%      1.27%     to       1.27%      18.26%     to       18.26%
 2008                           1.25%     to       1.25%      1.84%     to       1.84%     (35.70)%    to      (35.70)%
 2007                           1.25%     to       1.25%      4.13%     to       4.13%       1.88%     to        1.88%
AMERICAN CENTURY VP INCOME &
 GROWTH FUND
 2011                           0.70%     to       0.70%      1.54%     to       1.54%       2.39%     to        2.39%
 2010                           0.70%     to       0.70%      1.49%     to       1.49%      13.35%     to       13.35%
 2009                           0.45%     to       0.70%      4.77%     to       4.88%      17.27%     to       17.57%
 2008                           0.45%     to       0.70%        --      to         --      (35.04)%    to      (31.45)%
AMERICAN CENTURY VP ULTRA
 FUND
 2011                           0.70%     to       0.70%        --      to         --        0.36%     to        0.36%
 2010                           0.70%     to       0.70%      0.50%     to       0.50%      15.28%     to       15.28%
 2009                           0.70%     to       0.70%      0.34%     to       0.34%      33.54%     to       33.54%
 2008                           0.70%     to       0.70%        --      to         --      (41.89)%    to      (41.89)%
AMERICAN CENTURY VP VALUE
 FUND
 2011                           0.70%     to       0.70%      2.01%     to       2.01%       0.31%     to        0.31%
 2010                           0.70%     to       0.70%      2.21%     to       2.21%      12.63%     to       12.63%
 2009                           0.70%     to       0.70%      5.99%     to       5.99%      19.03%     to       19.03%
 2008                           0.70%     to       0.70%        --      to         --      (27.29)%    to      (27.29)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                           0.15%     to       1.25%      1.27%     to       1.44%      (2.20)%    to       (1.12)%
 2010                           1.25%     to       1.25%      0.88%     to       0.88%       6.17%     to        6.17%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                           0.70%     to       0.70%        --      to         --       (1.42)%    to       (1.42)%
 2010                           0.70%     to       0.70%        --      to         --       27.64%     to       27.64%
 2009                           0.70%     to       0.70%      0.13%     to       0.13%      20.44%     to       20.44%
 2008                           0.70%     to       0.70%        --      to         --      (31.79)%    to      (31.79)%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           0.70%     to       0.70%        --      to         --       (5.35)%    to       (5.35)%
INVESCO EUROPEAN GROWTH FUND
 2011                           0.35%     to       1.25%      3.18%     to       3.41%      (6.25)%    to       (5.40)%
 2010                           0.35%     to       1.25%      1.22%     to       1.47%      11.01%     to       12.01%
 2009                           0.35%     to       1.25%      1.83%     to       2.66%      35.44%     to       36.67%
 2008                           0.35%     to       1.25%      2.11%     to       3.99%     (47.41)%    to      (46.93)%
 2007                           0.50%     to       1.25%      4.59%     to       5.40%       1.11%     to       12.78%
INVESCO INTERNATIONAL GROWTH
 FUND
 2011                           0.15%     to       1.25%      1.25%     to       1.41%      (8.20)%    to       (7.18)%
 2010                           0.15%     to       1.25%      1.02%     to       1.42%      11.02%     to       12.24%
 2009                           0.50%     to       1.25%      1.40%     to       1.96%      33.26%     to       34.26%
 2008                           0.85%     to       1.25%      2.34%     to       2.51%     (41.51)%    to      (41.27)%
 2007                           1.25%     to       1.25%      2.43%     to       2.43%      13.16%     to       13.16%
INVESCO MID CAP CORE EQUITY
 FUND
 2011                           0.50%     to       1.25%        --      to         --       (7.41)%    to       (6.71)%
 2010                           0.50%     to       1.25%      0.05%     to       0.07%      11.12%     to       11.96%
 2009                           0.50%     to       1.25%      0.11%     to       0.13%      28.55%     to       29.51%
 2008                           0.50%     to       1.25%      0.76%     to       1.07%     (28.36)%    to      (27.82)%
 2007                           0.50%     to       1.25%      2.46%     to       3.20%       3.45%     to        8.54%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
 2011                                  58,249          $11.63      to          $20.53            $688,780
 2010                                  58,626           11.83      to           21.06             696,929
 2009                                  53,426            9.60      to           16.89             502,996
 2008                                  49,503            6.90      to            7.14             347,484
 2007                                  43,405           11.40      to           11.65             499,717
INVESCO REAL ESTATE FUND+
 2011                                 202,881           22.89      to           24.60           3,961,530
 2010                                 156,881           12.30      to           23.15           2,819,078
 2009                                  90,754           11.77      to           19.09           1,575,293
 2008                                  49,304           14.11      to           14.90             745,976
 2007                                  39,824           22.82      to           23.73             966,781
INVESCO SMALL CAP EQUITY FUND
 2011                                  30,605            9.99      to           11.67             321,119
 2010                                  24,021           10.08      to           11.87             254,080
 2009                                  20,247            7.88      to            9.35             165,263
 2008                                   1,721            6.58      to            7.86              13,097
 2007                                       7           11.61      to           11.61                  80
INVESCO CAPITAL DEVELOPMENT
 FUND
 2011                                   2,163            8.71      to            8.87              19,190
 2010                                   1,840            9.53      to            9.66              17,767
 2009                                   1,193            8.10      to            8.17               9,672
INVESCO DEVELOPING MARKETS
 FUND
 2011                                  31,948           10.90      to           11.00             350,692
 2010                                     955           12.45      to           12.45              11,890
AMERICAN CENTURY DIVERSIFIED
 BOND FUND
 2011                                   1,440           10.94      to           10.94              15,750
AMERICAN CENTURY PRIME MONEY
 MARKET FUND
 2011                                  20,215            9.77      to           10.00             199,417
 2010                                  20,549            9.90      to           10.00             204,248
DOMINI SOCIAL EQUITY FUND
 2011                                     669           10.35      to           10.62               7,016
 2010                                     686           10.40      to           10.63               7,236
 2009                                     374            9.27      to            9.43               3,517
 2008                                     290            6.92      to            7.02               2,034
 2007                                     302           11.28      to           11.39               3,431
ALLIANCEBERNSTEIN GLOBAL BOND
 FUND
 2011                                     699           10.42      to           10.42               7,282
ALLIANCEBERNSTEIN 2055
 RETIREMENT STRATEGY
 2011                                      19           10.34      to           10.34                 201
 2010                                      29           11.43      to           11.43                 332
ALLIANCEBERNSTEIN 2050
 RETIREMENT STRATEGY
 2011                                     530           10.34      to           10.34               5,481
 2010                                  13,070           11.52      to           11.52             150,626

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO SMALL CAP GROWTH FUND
 2011                           0.50%     to       1.25%        --      to         --       (2.50)%    to       (1.73)%
 2010                           0.50%     to       1.25%        --      to         --       24.71%     to       25.64%
 2009                             --      to       1.25%        --      to         --       34.45%     to       68.87%
 2008                             --      to       1.25%        --      to         --      (39.51)%    to      (38.75)%
 2007                             --      to       1.25%        --      to         --       10.00%     to       11.39%
INVESCO REAL ESTATE FUND+
 2011                             --      to       1.25%      0.81%     to       1.25%       6.24%     to        8.05%
 2010                             --      to       1.25%      1.80%     to       2.28%      21.27%     to       24.91%
 2009                             --      to       1.25%      0.64%     to       2.81%      28.08%     to       29.69%
 2008                             --      to       1.25%      2.06%     to       2.17%     (38.17)%    to      (37.20)%
 2007                             --      to       1.25%      2.25%     to       2.29%     (32.14)%    to      (16.03)%
INVESCO SMALL CAP EQUITY FUND
 2011                           0.50%     to       1.25%        --      to         --       (1.65)%    to       (0.91)%
 2010                           0.50%     to       1.25%        --      to         --       26.98%     to       27.93%
 2009                           0.50%     to       1.25%        --      to         --       18.86%     to       19.75%
 2008                           0.50%     to       1.25%        --      to         --      (32.30)%    to      (31.79)%
 2007                           1.25%     to       1.25%        --      to         --        3.61%     to        3.61%
INVESCO CAPITAL DEVELOPMENT
 FUND
 2011                           0.75%     to       1.25%        --      to         --       (8.59)%    to       (8.13)%
 2010                           0.75%     to       1.25%        --      to         --       17.62%     to       18.21%
 2009                           0.75%     to       1.25%        --      to         --       40.05%     to       40.75%
INVESCO DEVELOPING MARKETS
 FUND
 2011                           0.75%     to       1.25%      0.96%     to       1.35%     (12.44)%    to      (12.00)%
 2010                           1.25%     to       1.25%      1.02%     to       1.02%      13.17%     to       13.17%
AMERICAN CENTURY DIVERSIFIED
 BOND FUND
 2011                           1.25%     to       1.25%      3.45%     to       3.45%       5.71%     to        5.71%
AMERICAN CENTURY PRIME MONEY
 MARKET FUND
 2011                             --      to       1.25%        --      to       0.01%      (1.23)%    to        0.01%
 2010                             --      to       1.25%        --      to         --       (0.82)%    to        0.01%
DOMINI SOCIAL EQUITY FUND
 2011                           0.85%     to       1.25%      0.52%     to       0.56%      (0.51)%    to       (0.11)%
 2010                           0.85%     to       1.25%      0.34%     to       0.51%      12.28%     to       12.73%
 2009                           0.85%     to       1.25%      0.80%     to       0.88%      33.88%     to       34.41%
 2008                           0.85%     to       1.25%      1.23%     to       1.44%     (38.65)%    to      (38.41)%
 2007                           0.85%     to       1.25%      0.11%     to       0.24%       0.20%     to        0.60%
ALLIANCEBERNSTEIN GLOBAL BOND
 FUND
 2011                           0.85%     to       0.85%      1.42%     to       1.42%       4.19%     to        4.19%
ALLIANCEBERNSTEIN 2055
 RETIREMENT STRATEGY
 2011                           1.25%     to       1.25%        --      to         --       (9.50)%    to       (9.50)%
 2010                           1.25%     to       1.25%        --      to         --        5.20%     to        5.20%
ALLIANCEBERNSTEIN 2050
 RETIREMENT STRATEGY
 2011                           1.25%     to       1.25%      1.77%     to       1.77%      (9.30)%    to       (9.30)%
 2010                             --      to         --       1.74%     to       1.74%       5.91%     to        5.91%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED SHARES PORTFOLIO
 2011                                  12,285          $12.79      to          $14.06            $158,379
 2010                                  10,987           12.18      to           13.26             132,560
 2009                                   7,278           11.05      to           13.48              83,018
 2008                                  13,339            9.47      to           11.68             130,977
 2007                                  12,398           13.41      to           16.75             170,863
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2011                                   9,142           10.09      to           10.43              78,598
 2010                                   8,378            9.67      to            9.85              68,967
 2009                                   5,380            8.66      to            8.78              46,683
 2008                                   4,012            7.25      to            7.32              29,142
 2007                                       9           12.39      to           12.39                 110
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                  50,434            6.96      to            9.29             433,807
 2010                                  51,275            8.36      to           11.27             518,162
 2009                                  41,063            7.47      to           10.15             379,265
 2008                                  30,490            5.35      to            7.34             213,657
 2007                                  12,194           10.61      to           14.68             162,720
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                                 149,444            7.70      to           10.40           1,105,242
 2010                                 178,313            9.77      to           13.66           1,858,593
 2009                                 179,433            9.57      to           16.82           2,011,257
 2008                                 134,935            7.22      to           12.53           1,094,881
 2007                                 101,028           15.73      to           26.98           1,804,088
ALLIANCEBERNSTEIN VPS GLOBAL
 VALUE PORTFOLIO
 2011                                  13,734            7.54      to            7.59             104,428
 2010                                  14,994            9.05      to            9.08             137,219
 2009                                  11,725            8.39      to            8.49              99,767
 2008                                   9,600            6.32      to            6.45              61,648
 2007                                   7,402           13.34      to           13.74             100,344
ALLIANCEBERNSTEIN GROWTH FUND
 2011                                   3,978            8.85      to            9.08              35,913
 2010                                   4,541            9.03      to           10.50              40,949
 2009                                   3,279            7.90      to            9.25              27,304
ALLIANCEBERNSTEIN SMALL/
 MID-CAP GROWTH FUND
 2011                                   8,586           12.61      to           13.03             108,470
 2010                                   6,920           12.32      to           12.54              84,842
 2009                                   5,316            8.97      to            9.09              47,815
 2008                                   3,128            6.18      to            6.24              19,452
ALLIANCEBERNSTEIN VPS
 SMALL-MID CAP VALUE
 PORTFOLIO
 2011                                  47,500           10.22      to           10.50             491,781
 2010                                  27,414           11.30      to           11.52             311,845
 2009                                   8,363            9.04      to            9.16              75,898
 2008                                     975            6.46      to            6.46               6,291
ALLIANCEBERNSTEIN VALUE FUND
 2011                                      99            6.34      to            6.52                 629
 2010                                      81            6.69      to            6.84                 541
 2009                                      21            5.97      to            6.08                 131

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED SHARES PORTFOLIO
 2011                           0.35%     to       1.25%      1.78%     to       1.80%       5.05%     to        6.00%
 2010                           0.35%     to       1.25%      1.86%     to       1.87%      10.20%     to       11.20%
 2009                           0.35%     to       1.25%      0.90%     to       2.15%      16.41%     to       17.64%
 2008                             --      to       1.25%      2.41%     to       2.54%     (30.27)%    to      (29.34)%
 2007                             --      to       1.25%      2.33%     to       3.97%      (6.79)%    to        1.68%
ALLIANCEBERNSTEIN VPS GROWTH
 AND INCOME PORTFOLIO
 2011                           0.65%     to       1.25%      1.25%     to       1.34%       4.27%     to        4.89%
 2010                           0.85%     to       1.25%      0.36%     to       0.90%      11.73%     to       12.18%
 2009                           0.85%     to       1.25%      1.38%     to       1.52%      19.43%     to       19.91%
 2008                           0.85%     to       1.25%      1.97%     to       3.85%     (41.50)%    to      (41.26)%
 2007                           1.25%     to       1.25%      9.72%     to       9.72%       4.20%     to        4.20%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           0.35%     to       1.25%      0.78%     to       0.86%     (17.55)%    to      (16.80)%
 2010                           0.35%     to       1.25%      3.15%     to       3.43%      10.99%     to       12.00%
 2009                           0.35%     to       1.25%      3.29%     to       3.83%      38.35%     to       39.60%
 2008                           0.35%     to       1.25%      1.66%     to       1.97%     (50.02)%    to      (49.57)%
 2007                           0.35%     to       1.25%      1.18%     to       1.55%       6.09%     to       15.68%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                             --      to       1.25%      0.31%     to       3.70%     (23.87)%    to      (21.19)%
 2010                             --      to       1.25%      3.46%     to       3.53%       0.07%     to        2.10%
 2009                             --      to       1.25%      1.66%     to       2.46%      32.56%     to       34.22%
 2008                             --      to       1.25%        --      to         --      (54.12)%    to      (53.54)%
 2007                             --      to       1.25%      2.07%     to       2.77%       3.95%     to        5.26%
ALLIANCEBERNSTEIN VPS GLOBAL
 VALUE PORTFOLIO
 2011                           0.35%     to       1.25%      3.19%     to       3.22%     (16.94)%    to      (16.19)%
 2010                           0.35%     to       1.25%      5.42%     to       6.21%       7.01%     to        7.98%
 2009                           0.35%     to       1.25%      1.28%     to       1.36%      31.55%     to       32.74%
 2008                           0.35%     to       1.25%        --      to         --      (53.06)%    to      (52.64)%
 2007                           0.35%     to       1.25%      1.01%     to       1.45%      (0.10)%    to        0.80%
ALLIANCEBERNSTEIN GROWTH FUND
 2011                           0.50%     to       1.05%        --      to         --       (0.02)%    to        0.53%
 2010                           0.50%     to       1.25%        --      to         --       13.53%     to       14.38%
 2009                           0.50%     to       1.25%        --      to         --       33.37%     to       34.37%
ALLIANCEBERNSTEIN SMALL/
 MID-CAP GROWTH FUND
 2011                           0.65%     to       1.25%        --      to         --        2.35%     to        2.97%
 2010                           0.85%     to       1.25%        --      to         --       37.35%     to       37.91%
 2009                           0.85%     to       1.25%        --      to         --       45.14%     to       45.72%
 2008                           0.85%     to       1.25%        --      to         --      (49.16)%    to      (48.96)%
ALLIANCEBERNSTEIN VPS
 SMALL-MID CAP VALUE
 PORTFOLIO
 2011                           0.50%     to       1.25%      0.16%     to       0.21%      (9.54)%    to       (8.86)%
 2010                           0.50%     to       1.25%      0.10%     to       0.11%      24.94%     to       25.88%
 2009                           0.50%     to       1.25%      0.61%     to       0.66%      40.05%     to       41.10%
 2008                           1.25%     to       1.25%      5.75%     to       5.75%     (35.44)%    to      (35.44)%
ALLIANCEBERNSTEIN VALUE FUND
 2011                           0.65%     to       1.25%      1.39%     to       1.76%      (5.19)%    to       (4.62)%
 2010                           0.65%     to       1.25%      1.39%     to       1.56%      10.01%     to       10.67%
 2009                           1.05%     to       1.25%      0.04%     to       9.09%      17.59%     to       17.82%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2015
 RETIREMENT STRATEGY
 2011                                  11,247          $16.89      to          $17.25            $190,264
 2010                                   9,937           17.59      to           17.99             175,700
 2009                                      63           15.83      to           15.93                 996
ALLIANCEBERNSTEIN 2025
 RETIREMENT STRATEGY
 2011                                  11,139           17.44      to           17.54             194,566
 2010                                  11,203           18.64      to           19.07             211,761
 2009                                      15           16.73      to           16.73                 244
ALLIANCEBERNSTEIN 2035
 RETIREMENT STRATEGY
 2011                                   5,617           17.04      to           17.40              95,989
 2010                                  11,335           18.62      to           19.05             214,669
 2009                                     214           16.73      to           16.83               3,573
ALLIANCEBERNSTEIN 2045
 RETIREMENT STRATEGY
 2011                                   1,737           16.84      to           17.20              29,353
 2010                                   8,903           18.55      to           18.98             168,600
 2009                                      87           16.72      to           16.75               1,456
ALLIANCEBERNSTEIN HIGH INCOME
 FUND
 2011                                     350            9.89      to           10.00               3,466
ALLIANCEBERNSTEIN 2010
 RETIREMENT STRATEGY
 2011                                   2,516           16.52      to           16.71              42,020
 2010                                   2,397           17.00      to           17.39              41,055
ALLIANCEBERNSTEIN 2020
 RETIREMENT STRATEGY
 2011                                  21,993           17.22      to           17.59             380,722
 2010                                  21,632           18.17      to           18.59             396,462
 2009                                     594           16.29      to           16.39               9,691
ALLIANCEBERNSTEIN 2030
 RETIREMENT STRATEGY
 2011                                  19,645           17.26      to           17.63             341,272
 2010                                  37,287           18.67      to           19.10             707,312
 2009                                     292           16.76      to           16.87               4,883
ALLIANCEBERNSTEIN 2040
 RETIREMENT STRATEGY
 2011                                   9,269           16.94      to           17.14             158,558
 2010                                  13,229           18.59      to           19.02             249,160
 2009                                     558           16.72      to           16.75               9,328
AMERICAN FUNDS AMCAP FUND
 2011                                 218,548            9.75      to           10.72           2,152,054
 2010                                 113,996            9.57      to           10.86           1,134,724
 2009                                  69,561            8.47      to            9.68             633,691
 2008                                  19,531            7.06      to            7.14             134,491
 2007                                   2,201           11.50      to           11.57              25,323
AMERICAN FUNDS AMERICAN
 BALANCED FUND
 2011                                 512,405           10.25      to           11.39           5,474,747
 2010                                 446,905            9.95      to           11.14           4,754,833
 2009                                 343,427            8.88      to           10.02           3,347,088
 2008                                  60,110            7.39      to            8.40             493,795
 2007                                   3,848           11.49      to           11.56              44,204

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN 2015
 RETIREMENT STRATEGY
 2011                           0.50%     to       1.25%      2.58%     to       3.12%      (3.97)%    to       (3.24)%
 2010                             --      to       1.25%      3.30%     to      10.33%      11.09%     to       12.49%
 2009                           0.50%     to       1.25%      2.58%     to       2.58%      58.33%     to       59.31%
ALLIANCEBERNSTEIN 2025
 RETIREMENT STRATEGY
 2011                           1.05%     to       1.25%      2.32%     to       3.28%      (6.44)%    to       (6.25)%
 2010                             --      to       1.25%      2.76%     to       3.04%      11.65%     to       13.05%
 2009                           1.05%     to       1.05%      1.01%     to       1.01%      67.27%     to       67.27%
ALLIANCEBERNSTEIN 2035
 RETIREMENT STRATEGY
 2011                           0.50%     to       1.25%      1.77%     to       1.79%      (8.48)%    to       (7.79)%
 2010                             --      to       1.25%      1.71%     to       2.71%      11.29%     to       12.69%
 2009                           0.50%     to       1.25%      1.25%     to       1.25%      67.30%     to       68.34%
ALLIANCEBERNSTEIN 2045
 RETIREMENT STRATEGY
 2011                           0.50%     to       1.25%      1.64%     to       2.41%      (9.21)%    to       (8.52)%
 2010                             --      to       1.25%      1.63%     to       2.29%      10.95%     to       12.35%
 2009                           1.05%     to       1.25%      0.66%     to       1.40%      67.21%     to       67.48%
ALLIANCEBERNSTEIN HIGH INCOME
 FUND
 2011                             --      to       1.25%      0.11%     to       3.56%      (1.09)%    to        0.02%
ALLIANCEBERNSTEIN 2010
 RETIREMENT STRATEGY
 2011                           0.85%     to       1.25%      2.72%     to       3.30%      (2.78)%    to       (2.39)%
 2010                             --      to       1.25%      2.92%     to       3.72%      10.63%     to       12.02%
ALLIANCEBERNSTEIN 2020
 RETIREMENT STRATEGY
 2011                           0.50%     to       1.25%      2.43%     to       2.78%      (5.24)%    to       (4.53)%
 2010                             --      to       1.25%      2.75%     to       4.33%      11.51%     to       12.92%
 2009                           0.50%     to       1.25%      4.87%     to       4.87%      62.94%     to       63.94%
ALLIANCEBERNSTEIN 2030
 RETIREMENT STRATEGY
 2011                           0.50%     to       1.25%      1.86%     to       2.23%      (7.59)%    to       (6.89)%
 2010                             --      to       1.25%      2.17%     to       3.15%      11.39%     to       12.79%
 2009                           0.50%     to       1.25%      2.48%     to       2.48%      67.63%     to       68.67%
ALLIANCEBERNSTEIN 2040
 RETIREMENT STRATEGY
 2011                           0.85%     to       1.25%      1.34%     to       2.59%      (8.86)%    to       (8.50)%
 2010                             --      to       1.25%      0.54%     to       1.67%      11.17%     to       12.57%
 2009                           1.05%     to       1.25%      0.45%     to       0.45%      67.23%     to       67.51%
AMERICAN FUNDS AMCAP FUND
 2011                             --      to       1.25%        --      to       0.10%      (1.24)%    to          --
 2010                           0.50%     to       1.25%      0.19%     to       0.20%      12.19%     to       13.04%
 2009                           0.50%     to       1.25%      0.79%     to       0.79%      37.04%     to       38.07%
 2008                           0.85%     to       1.25%        --      to         --      (38.60)%    to      (38.36)%
 2007                           0.85%     to       1.25%      1.13%     to       3.43%       5.77%     to        6.19%
AMERICAN FUNDS AMERICAN
 BALANCED FUND
 2011                           0.50%     to       1.25%      1.85%     to       1.87%       2.21%     to        2.98%
 2010                           0.50%     to       1.25%      1.83%     to       1.85%      11.25%     to       12.08%
 2009                           0.50%     to       1.25%      2.44%     to       2.51%      19.23%     to       20.13%
 2008                           0.50%     to       1.25%      3.49%     to       9.29%     (26.86)%    to      (26.31)%
 2007                           0.85%     to       1.25%      3.58%     to       4.74%       4.91%     to        5.33%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME
 BUILDER FUND
 2011                               1,624,171           $9.65      to          $11.13         $16,316,397
 2010                               1,494,691            8.84      to           11.00          15,068,149
 2009                               1,188,894            8.16      to           10.25          11,215,101
 2008                                 603,331            6.84      to            8.67           4,659,979
 2007                                 257,946           10.24      to           12.61           3,142,182
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND
 2011                               1,415,514           15.08      to           34.52          16,678,275
 2010                               1,091,084           10.88      to           17.73          15,353,309
 2009                                 597,209           16.46      to           37.68           9,360,872
 2008                                 197,689           12.02      to           12.07           2,379,889
 2007                                  96,371           20.37      to           20.52           2,039,596
AMERICAN FUNDS FUNDAMENTAL
 INVESTORS FUND
 2011                               1,096,397            9.06      to           10.61          10,418,099
 2010                                 869,711            9.26      to           10.98           8,726,590
 2009                                 596,063            8.04      to            9.78           5,407,014
 2008                                 171,231            6.08      to            7.45           1,149,382
 2007                                  28,701           12.55      to           12.55             360,344
AMERICAN FUNDS NEW
 PERSPECTIVE FUND
 2011                                 406,238            9.10      to           11.15           4,036,380
 2010                                 329,107            9.84      to           12.26           3,598,038
 2009                                 196,323            8.90      to           11.05           2,004,102
 2008                                  57,737            6.53      to            8.16             427,878
 2007                                   8,063           10.59      to           13.34              99,886
AMERICAN FUNDS THE BOND FUND
 OF AMERICA
 2011                                 504,468           11.17      to           11.45           5,728,093
 2010                                 512,276           10.56      to           10.92           5,545,072
 2009                                 417,467            9.90      to           10.34           4,271,021
 2008                                 155,461            8.68      to            9.14           1,397,237
 2007                                  36,679           10.59      to           10.69             388,500
AMERICAN FUNDS THE GROWTH
 FUND OF AMERICA FUND
 2011                               3,425,752           11.33      to           28.33          37,929,477
 2010                               3,040,581           12.10      to           29.98          36,030,909
 2009                               1,958,359           10.94      to           26.93          22,317,015
 2008                                 758,897            8.26      to            9.22           6,920,327
 2007                                 426,800           13.76      to           33.52           6,888,493
AMERICAN FUNDS THE INCOME
 FUND OF AMERICA
 2011                                 847,808            9.90      to           11.33           8,717,190
 2010                                 590,884            9.44      to           10.91           6,005,063
 2009                                 451,379            8.49      to            9.90           4,245,012
 2008                                 175,014            6.87      to            8.08           1,307,106
 2007                                  87,349            9.75      to           11.57             926,191
AMERICAN FUNDS THE INVESTMENT
 COMPANY OF AMERICA
 2011                                 637,270            8.71      to            9.84           5,874,147
 2010                                 583,317            8.93      to           10.18           5,575,611
 2009                                 396,689            8.11      to            9.33           3,518,816
 2008                                 136,482            6.42      to            7.46             974,983
 2007                                  24,482            9.77      to           11.61             284,028

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME
 BUILDER FUND
 2011                             --      to       1.25%      1.55%     to       3.77%       1.19%     to        2.46%
 2010                           0.35%     to       1.25%      4.23%     to       4.23%       6.95%     to        7.92%
 2009                           0.35%     to       1.25%      3.84%     to       4.04%      18.29%     to       19.36%
 2008                           0.35%     to       1.25%      4.52%     to       4.70%     (31.27)%    to      (30.65)%
 2007                           0.50%     to       1.25%      1.10%     to       2.37%       2.41%     to        8.89%
AMERICAN FUNDS EUROPACIFIC
 GROWTH FUND
 2011                             --      to       1.25%      1.31%     to       2.24%     (14.93)%    to      (13.61)%
 2010                             --      to       1.25%      1.29%     to       1.91%       7.72%     to        9.39%
 2009                             --      to       1.25%      0.82%     to       2.36%      36.72%     to       36.99%
 2008                             --      to       1.25%      2.21%     to       2.51%     (41.45)%    to      (40.71)%
 2007                             --      to       1.25%      3.37%     to       4.37%      17.11%     to       18.58%
AMERICAN FUNDS FUNDAMENTAL
 INVESTORS FUND
 2011                             --      to       1.25%      1.32%     to       1.37%      (3.43)%    to       (2.22)%
 2010                             --      to       1.25%      0.51%     to       1.43%      12.28%     to       13.69%
 2009                           0.50%     to       1.25%      1.41%     to       1.44%      31.28%     to       32.26%
 2008                           0.50%     to       1.25%      1.38%     to       3.51%     (40.64)%    to      (40.20)%
 2007                           1.25%     to       1.25%      3.91%     to       3.91%      11.76%     to       11.76%
AMERICAN FUNDS NEW
 PERSPECTIVE FUND
 2011                           0.15%     to       1.25%      0.75%     to       0.75%      (9.08)%    to       (8.07)%
 2010                           0.35%     to       1.25%      0.83%     to       0.98%      10.96%     to       11.96%
 2009                           0.50%     to       1.25%      1.42%     to       1.70%      35.38%     to       36.40%
 2008                           0.50%     to       1.25%      4.37%     to       4.58%     (38.83)%    to      (38.37)%
 2007                           0.50%     to       1.25%      2.87%     to       7.28%       4.68%     to       14.19%
AMERICAN FUNDS THE BOND FUND
 OF AMERICA
 2011                           0.35%     to       1.25%      3.06%     to       3.07%       4.84%     to        5.78%
 2010                           0.35%     to       1.25%      3.45%     to       3.46%       5.62%     to        6.57%
 2009                           0.35%     to       1.25%      4.05%     to       4.26%      13.14%     to       14.16%
 2008                           0.35%     to       1.25%      6.00%     to       6.11%     (13.64)%    to      (12.86)%
 2007                           0.65%     to       1.25%      5.83%     to       8.55%       1.74%     to        2.35%
AMERICAN FUNDS THE GROWTH
 FUND OF AMERICA FUND
 2011                             --      to       1.25%      0.35%     to       0.73%      (6.32)%    to       (4.87)%
 2010                             --      to       1.25%      0.62%     to       0.63%      10.57%     to       11.33%
 2009                             --      to       1.25%      0.68%     to       0.90%      32.46%     to       33.32%
 2008                             --      to       1.25%      0.79%     to      11.31%     (39.99)%    to      (39.24)%
 2007                             --      to       1.25%      1.72%     to       2.47%       3.30%     to        9.22%
AMERICAN FUNDS THE INCOME
 FUND OF AMERICA
 2011                           0.35%     to       1.25%      3.82%     to       3.86%       3.89%     to        4.83%
 2010                           0.35%     to       1.25%      4.39%     to       4.53%      10.21%     to       11.21%
 2009                           0.35%     to       1.25%      4.60%     to       4.79%      22.47%     to       23.58%
 2008                           0.35%     to       1.25%      4.61%     to       4.82%     (30.15)%    to      (29.52)%
 2007                           0.35%     to       1.25%      2.14%     to       3.03%      (2.52)%    to        2.11%
AMERICAN FUNDS THE INVESTMENT
 COMPANY OF AMERICA
 2011                           0.35%     to       1.25%      1.73%     to       1.76%      (3.33)%    to       (2.45)%
 2010                           0.35%     to       1.25%      1.87%     to       2.04%       9.08%     to       10.07%
 2009                           0.35%     to       1.25%      2.18%     to       2.19%      25.14%     to       26.28%
 2008                           0.35%     to       1.25%      2.33%     to       2.60%     (35.75)%    to      (35.17)%
 2007                           0.50%     to       1.25%      1.90%     to       2.12%      (2.38)%    to        4.22%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS THE NEW
 ECONOMY FUND
 2011                                 105,207           $9.17      to          $10.85          $1,002,580
 2010                                  99,387            9.74      to           11.68           1,008,162
 2009                                  77,034            8.65      to           10.46             708,584
 2008                                  51,433            6.00      to            7.32             320,053
 2007                                  38,635           10.38      to           12.79             422,503
AMERICAN FUNDS WASHINGTON
 MUTUAL INVESTORS
 2011                                 277,166            9.09      to           10.46           2,689,922
 2010                                 240,476            8.53      to            9.93           2,243,013
 2009                                 169,256            7.45      to            8.90           1,456,534
 2008                                  49,995            7.60      to            7.72             380,051
 2007                                   2,627           11.54      to           11.65              30,343
AMERICAN FUNDS AMERICAN
 MUTUAL FUND
 2011                                 289,135            9.59      to           11.02           2,860,211
 2010                                 153,816           10.06      to           10.68           1,509,659
 2009                                  69,819            8.08      to            9.65             648,186
 2008                                  11,647            6.52      to            7.84              91,290
 2007                                     623           11.39      to           11.39               7,094
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2011                               1,346,694           13.13      to           45.90          16,166,375
 2010                               1,114,223           14.43      to           35.54          14,314,542
 2009                                 661,999           13.57      to           46.26           8,696,252
 2008                                 376,191           10.44      to           35.16           3,928,160
 2007                                 249,290           17.22      to           57.26           4,393,740
AMERICAN FUNDS SMALLCAP WORLD
 FUND
 2011                                  59,164            8.08      to           10.54             546,675
 2010                                  71,623            9.51      to           12.50             754,487
 2009                                  55,743            7.67      to           10.17             493,119
 2008                                  29,865            5.04      to            6.72             163,587
 2007                                  13,578           13.50      to           13.50             183,327
ARIEL APPRECIATION FUND
 2011                                   8,062           10.79      to           38.70             100,930
 2010                                  11,936           11.80      to           42.39             156,423
 2009                                   8,966            9.99      to           35.45             101,839
 2008                                   4,044            6.29      to           21.78              29,563
 2007                                   3,025           10.71      to           43.06              35,329
ARIEL FUND
 2011                                   8,048            9.27      to           42.97              80,769
 2010                                  12,368           10.59      to           48.57             138,494
 2009                                   4,473            8.51      to           38.56              42,699
 2008                                   1,400            5.27      to           23.60               8,365
 2007                                   1,378           10.32      to           46.39              15,360
ARTISAN MID CAP VALUE FUND
 2011                                 129,328           13.29      to           27.91           2,840,476
 2010                                 108,837           12.64      to           20.08           2,188,480
 2009                                  54,493           11.19      to           17.98             701,964
 2008                                  62,490            8.14      to           12.96             583,883
 2007                                  66,429           11.38      to           18.10             856,658

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS THE NEW
 ECONOMY FUND
 2011                             --      to       1.25%      0.12%     to       0.19%      (7.11)%    to       (5.94)%
 2010                           0.35%     to       1.25%      0.49%     to       0.53%      11.62%     to       12.62%
 2009                           0.35%     to       1.25%      0.46%     to       0.59%      42.94%     to       44.23%
 2008                           0.35%     to       1.25%      0.72%     to       2.02%     (42.75)%    to      (42.23)%
 2007                           0.35%     to       1.25%      0.80%     to       1.54%       3.80%     to        9.59%
AMERICAN FUNDS WASHINGTON
 MUTUAL INVESTORS
 2011                             --      to       1.25%      2.08%     to       2.10%       5.35%     to        6.68%
 2010                             --      to       1.25%      1.61%     to       2.36%      11.56%     to       12.96%
 2009                           0.50%     to       1.25%      3.17%     to       3.88%      17.15%     to       18.03%
 2008                           0.65%     to       1.25%      2.55%     to       2.96%     (34.16)%    to      (33.76)%
 2007                           0.65%     to       1.25%      1.75%     to       2.09%       2.33%     to        2.94%
AMERICAN FUNDS AMERICAN
 MUTUAL FUND
 2011                             --      to       1.25%      0.72%     to       2.30%       3.15%     to        4.44%
 2010                           0.35%     to       1.25%      1.98%     to       2.56%      10.43%     to       11.43%
 2009                           0.50%     to       1.25%      2.92%     to       2.92%      23.05%     to       23.97%
 2008                           0.50%     to       1.25%      2.71%     to       6.69%     (31.17)%    to      (30.65)%
 2007                           1.25%     to       1.25%      2.71%     to       2.71%       1.63%     to        1.63%
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2011                             --      to       1.25%      2.48%     to       3.58%      (8.98)%    to       (7.55)%
 2010                             --      to       1.25%      2.65%     to       2.66%       4.81%     to        6.07%
 2009                             --      to       1.25%      1.91%     to       2.50%      29.94%     to       31.57%
 2008                             --      to       1.25%      2.90%     to       3.27%     (39.36)%    to      (38.60)%
 2007                             --      to       1.25%      2.46%     to       2.90%      15.62%     to       17.07%
AMERICAN FUNDS SMALLCAP WORLD
 FUND
 2011                           0.50%     to       1.25%        --      to         --      (15.67)%    to      (15.04)%
 2010                           0.50%     to       1.25%      1.25%     to       1.35%      22.98%     to       23.90%
 2009                           0.50%     to       1.25%      0.61%     to       0.77%      51.20%     to       52.34%
 2008                           0.50%     to       1.25%        --      to         --      (50.21)%    to      (49.83)%
 2007                           1.25%     to       1.25%      4.09%     to       4.09%      15.26%     to       15.26%
ARIEL APPRECIATION FUND
 2011                             --      to       1.25%      0.13%     to       0.38%      (8.70)%    to       (8.50)%
 2010                             --      to       1.25%      0.04%     to       0.13%      18.13%     to       19.58%
 2009                             --      to       1.25%      0.18%     to       0.96%      60.94%     to       62.76%
 2008                             --      to       0.85%      0.63%     to       0.93%     (49.42)%    to      (41.24)%
 2007                             --      to       0.85%      0.60%     to       1.27%     (10.90)%    to       (2.23)%
ARIEL FUND
 2011                             --      to       1.25%      0.17%     to       0.20%     (12.44)%    to      (11.53)%
 2010                             --      to       1.25%      0.01%     to       0.02%      24.41%     to       25.96%
 2009                             --      to       1.25%      0.04%     to       0.07%      61.39%     to       63.39%
 2008                             --      to       1.25%      0.76%     to       1.41%     (49.13)%    to      (48.89)%
 2007                             --      to       1.25%      0.07%     to       0.59%     (10.46)%    to       (2.93)%
ARTISAN MID CAP VALUE FUND
 2011                             --      to       1.25%      0.68%     to       1.05%       5.10%     to        6.42%
 2010                             --      to       1.25%      0.80%     to       0.95%      11.68%     to       12.95%
 2009                             --      to       1.25%      0.47%     to       0.48%      37.52%     to       38.74%
 2008                             --      to       1.25%      0.18%     to       0.19%     (28.47)%    to      (28.40)%
 2007                             --      to       1.25%      0.38%     to       0.40%     (10.31)%    to        0.39%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
 2011                                     891          $11.67      to          $11.71             $10,416
 2010                                      13           11.66      to           11.66                 150
AVE MARIA RISING DIVIDEND
 FUND
 2011                                  49,795           11.73      to           12.00             593,844
 2010                                   1,184           11.44      to           11.44              13,546
AVE MARIA GROWTH FUND
 2011                                   5,397           12.37      to           12.66              66,894
 2010                                     814           12.46      to           12.48              10,159
LIFEPATH 2020 PORTFOLIO
 2011                               1,163,857           11.55      to           17.29          15,271,201
 2010                                 926,374           11.12      to           15.92          11,965,477
 2009                                 736,667           10.18      to           15.37           7,002,102
 2008                                 286,781            8.42      to           12.32           2,329,883
 2007                                 181,737           11.46      to           16.98           2,035,618
LIFEPATH 2030 PORTFOLIO
 2011                               1,113,127           11.03      to           17.32          12,734,908
 2010                                 901,331           10.77      to           14.63          10,301,755
 2009                                 638,521            9.78      to           15.59           5,866,706
 2008                                 317,491            7.89      to           10.92           2,443,184
 2007                                 171,721           11.61      to           16.19           1,919,088
LIFEPATH 2040 PORTFOLIO
 2011                               1,011,424           10.56      to           17.26          10,832,836
 2010                                 775,430           10.47      to           17.78           8,620,115
 2009                                 569,484            9.43      to           15.69           5,085,773
 2008                                 299,527            7.47      to           12.88           2,162,884
 2007                                 129,724           11.73      to           20.32           1,420,352
LIFEPATH RETIREMENT PORTFOLIO
 2011                                 403,301           12.26      to           16.32           5,235,451
 2010                                 357,177           11.55      to           11.71           4,466,142
 2009                                 294,658           10.80      to           10.87           3,072,743
 2008                                  14,373            9.33      to            9.42             135,153
 2007                                   9,401           11.14      to           11.46             105,798
LIFEPATH 2050 PORTFOLIO
 2011                                  24,182           10.87      to           11.13             263,697
 2010                                   4,227           11.26      to           11.48              48,072
BARON SMALL CAP FUND
 2011                                  85,980           11.61      to           22.93           1,262,766
 2010                                  64,128           11.94      to           23.78             954,885
 2009                                   5,498            9.79      to           19.26              61,215
 2008                                   5,673            7.33      to            9.00              51,719
 2007                                   3,510           12.42      to           15.07              49,133
BLACKROCK U.S. GOVERNMENT
 BOND PORTFOLIO+
 2011                                  24,462           10.39      to           10.44             254,989
BLACKROCK EQUITY DIVIDEND
 FUND
 2011                                  76,200           18.23      to           18.89           1,412,801
 2010                                  30,772           17.48      to           17.72             542,873
 2009                                   6,390           15.68      to           15.77             100,636

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AVE MARIA OPPORTUNITY FUND
 2011                           1.05%     to       1.25%        --      to         --        0.03%     to        0.23%
 2010                           1.25%     to       1.25%      0.10%     to       0.10%       9.30%     to        9.30%
AVE MARIA RISING DIVIDEND
 FUND
 2011                             --      to       1.25%      0.43%     to       1.63%       3.33%     to        4.63%
 2010                           0.35%     to       0.35%      0.44%     to       0.44%       5.88%     to        5.88%
AVE MARIA GROWTH FUND
 2011                             --      to       1.25%        --      to         --       (0.71)%    to        0.53%
 2010                           1.05%     to       1.25%        --      to         --       10.04%     to       10.19%
LIFEPATH 2020 PORTFOLIO
 2011                             --      to       1.25%      1.96%     to      17.03%         --      to        1.47%
 2010                             --      to       1.25%      1.75%     to       2.12%       8.89%     to        9.19%
 2009                             --      to       1.25%      3.33%     to       6.79%      20.90%     to       22.71%
 2008                             --      to       1.25%      1.79%     to       2.06%     (27.44)%    to      (26.50)%
 2007                             --      to       1.25%      3.26%     to       5.28%      (2.86)%    to        1.78%
LIFEPATH 2030 PORTFOLIO
 2011                             --      to       1.25%      1.74%     to       1.95%      (2.10)%    to       (0.63)%
 2010                             --      to       1.25%      1.62%     to       1.80%       9.92%     to       10.15%
 2009                             --      to       1.25%      2.97%     to       4.91%      23.95%     to       25.77%
 2008                             --      to       1.25%      1.61%     to       1.69%     (32.55)%    to      (32.05)%
 2007                             --      to       1.25%      2.82%     to       7.13%      (4.20)%    to        1.11%
LIFEPATH 2040 PORTFOLIO
 2011                             --      to       1.25%      1.66%     to      10.65%      (3.86)%    to       (2.38)%
 2010                             --      to       1.25%      1.57%     to       1.75%      10.85%     to       11.01%
 2009                             --      to       1.25%      2.75%     to       5.21%      26.26%     to       28.08%
 2008                             --      to       1.25%      1.44%     to       1.60%     (36.61)%    to      (36.37)%
 2007                             --      to       1.25%      2.91%     to       3.20%      (2.78)%    to        0.51%
LIFEPATH RETIREMENT PORTFOLIO
 2011                             --      to       1.25%      2.24%     to       2.31%       2.31%     to        3.96%
 2010                             --      to       1.25%      1.93%     to       2.14%       6.94%     to        7.77%
 2009                             --      to       1.25%      3.49%     to       3.51%      14.65%     to       16.50%
 2008                             --      to       1.25%      3.06%     to       3.18%     (17.80)%    to      (16.29)%
 2007                             --      to       1.25%      3.70%     to       5.85%      (1.12)%    to        2.88%
LIFEPATH 2050 PORTFOLIO
 2011                             --      to       1.25%      1.89%     to       1.98%      (5.25)%    to       (3.83)%
 2010                             --      to       1.25%      0.88%     to       2.16%       6.19%     to       13.49%
BARON SMALL CAP FUND
 2011                             --      to       1.25%        --      to         --       (2.81)%    to       (1.58)%
 2010                             --      to       1.25%        --      to         --       21.94%     to       23.47%
 2009                             --      to       1.25%        --      to         --       33.58%     to       35.25%
 2008                             --      to       1.25%        --      to         --      (40.99)%    to      (40.24)%
 2007                             --      to       1.25%        --      to         --       10.31%     to       11.69%
BLACKROCK U.S. GOVERNMENT
 BOND PORTFOLIO+
 2011                           0.35%     to       1.25%      0.80%     to       0.80%       3.94%     to        4.41%
BLACKROCK EQUITY DIVIDEND
 FUND
 2011                             --      to       1.25%      0.37%     to       2.14%       4.29%     to        5.60%
 2010                           0.50%     to       1.25%      2.25%     to       2.96%      11.52%     to       12.35%
 2009                           0.50%     to       1.25%      2.35%     to       2.46%      56.77%     to       57.74%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK CAPITAL
 APPRECIATION FUND
 2011                                  33,337          $16.68      to          $17.20            $572,474
 2010                                       3           18.58      to           18.58                  51
BLACKROCK MID CAP VALUE
 PORTFOLIO
 2011                                   4,073           19.21      to           19.54              78,834
 2010                                   2,874           20.60      to           20.79              59,459
 2009                                      10           17.30      to           17.30                 174
CALVERT VP SRI BALANCED
 PORTFOLIO
 2011                                  38,073           10.39      to           10.39             395,595
 2010                                  36,437           10.01      to           10.01             364,613
 2009                                  36,373            8.99      to            8.99             326,973
 2008                                  37,708            7.23      to            7.27             272,445
CALVERT EQUITY PORTFOLIO+
 2011                                 254,367           11.06      to           33.33           3,018,997
 2010                                 201,439           11.45      to           35.79           2,422,847
 2009                                 134,920            9.89      to           30.53           1,434,383
 2008                                  19,852            7.51      to           22.91             161,699
 2007                                  20,822           11.79      to           38.61             272,062
CALVERT BOND PORTFOLIO+
 2011                                 149,457           12.18      to           12.21           1,820,395
 2010                                 125,142           11.58      to           11.71           1,460,811
 2009                                  75,122           10.94      to           11.17             836,800
 2008                                  12,586            9.90      to           10.20             126,786
 2007                                   4,514           10.47      to           10.88              48,228
CALVERT INCOME FUND
 2011                                  99,830           10.80      to           11.11           1,091,056
 2010                                  83,070           10.66      to           10.88             891,878
 2009                                  50,604           10.14      to           10.27             514,892
 2008                                   1,989            8.82      to            8.85              17,542
COLUMBIA CONTRARIAN CORE FUND
 2011                                  20,759           18.99      to           19.67             401,141
 2010                                   7,059           19.46      to           19.64             138,604
 2009                                   5,681           17.00      to           17.07              96,959
COLUMBIA MARSICO 21ST CENTURY
 FUND
 2011                                   1,922           17.03      to           17.03              32,731
 2010                                     405           19.68      to           19.68               7,970
 2009                                     248           17.04      to           17.04               4,223
COLUMBIA SMALL CAP VALUE I
 FUND
 2011                                   3,286           20.58      to           20.87              68,216
 2010                                   3,026           22.22      to           22.43              67,626
 2009                                     961           17.90      to           17.97              17,268
COLUMBIA MARSICO
 INTERNATIONAL OPPORTUNITIES
 FUND
 2011                                   2,291            9.31      to            9.62              20,837
 2010                                   2,242           11.21      to           11.42              25,308
 2009                                   2,281            9.98      to           10.12              22,872
 2008                                   5,145            7.32      to            7.40              37,914
 2007                                   1,187           15.07      to           15.07              17,879

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK CAPITAL
 APPRECIATION FUND
 2011                           0.15%     to       1.25%        --      to         --      (10.26)%    to       (9.27)%
 2010                           1.25%     to       1.25%        --      to         --       17.82%     to       17.82%
BLACKROCK MID CAP VALUE
 PORTFOLIO
 2011                           0.65%     to       1.25%      0.59%     to       0.92%      (6.74)%    to       (6.18)%
 2010                           0.75%     to       1.25%      0.81%     to       2.27%      19.10%     to       19.69%
 2009                           1.25%     to       1.25%      0.38%     to       0.38%      72.97%     to       72.97%
CALVERT VP SRI BALANCED
 PORTFOLIO
 2011                           0.70%     to       0.70%      1.33%     to       1.33%       3.84%     to        3.84%
 2010                           0.70%     to       0.70%      1.47%     to       1.47%      11.32%     to       11.32%
 2009                           0.70%     to       0.70%      2.23%     to       2.23%      24.42%     to       24.42%
 2008                           0.45%     to       0.70%      4.68%     to       5.51%     (31.80)%    to      (29.40)%
CALVERT EQUITY PORTFOLIO+
 2011                             --      to       1.25%        --      to         --       (6.87)%    to       (3.45)%
 2010                             --      to       1.25%        --      to         --       15.77%     to       17.23%
 2009                             --      to       1.25%      0.14%     to       0.23%      31.76%     to       33.26%
 2008                             --      to       1.25%        --      to         --      (40.66)%    to      (36.33)%
 2007                             --      to       1.25%        --      to         --        3.51%     to        8.57%
CALVERT BOND PORTFOLIO+
 2011                           0.35%     to       1.25%      2.80%     to       2.82%       4.29%     to        5.23%
 2010                           0.35%     to       1.25%      2.47%     to       2.49%       4.85%     to        5.80%
 2009                           0.35%     to       1.25%      3.03%     to       3.12%       9.49%     to       10.48%
 2008                           0.35%     to       1.25%      4.26%     to       4.26%      (6.21)%    to       (5.37)%
 2007                           0.35%     to       1.25%      3.54%     to       5.88%       4.65%     to        5.33%
CALVERT INCOME FUND
 2011                           0.50%     to       1.25%      3.33%     to       3.40%       1.36%     to        2.12%
 2010                           0.50%     to       1.25%      3.34%     to       3.36%       5.12%     to        5.91%
 2009                           0.50%     to       1.25%      3.64%     to       3.70%      14.97%     to       15.84%
 2008                           0.75%     to       1.25%      4.40%     to       4.72%     (11.80)%    to      (11.51)%
COLUMBIA CONTRARIAN CORE FUND
 2011                             --      to       1.25%      0.53%     to       0.63%      (2.41)%    to       (1.19)%
 2010                           0.75%     to       1.25%      0.28%     to       0.42%      14.47%     to       15.04%
 2009                           0.75%     to       1.25%      0.40%     to       2.40%      69.99%     to       70.69%
COLUMBIA MARSICO 21ST CENTURY
 FUND
 2011                           1.25%     to       1.25%        --      to         --      (13.45)%    to      (13.45)%
 2010                           1.25%     to       1.25%        --      to         --       15.50%     to       15.50%
 2009                           1.25%     to       1.25%        --      to         --       70.39%     to       70.39%
COLUMBIA SMALL CAP VALUE I
 FUND
 2011                           0.75%     to       1.25%      0.40%     to       0.41%      (7.40)%    to       (6.94)%
 2010                           0.75%     to       1.25%      1.25%     to       2.93%      24.16%     to       24.78%
 2009                           0.75%     to       1.25%      1.50%     to       2.47%      78.98%     to       79.71%
COLUMBIA MARSICO
 INTERNATIONAL OPPORTUNITIES
 FUND
 2011                           0.65%     to       1.25%        --      to         --      (16.98)%    to      (16.48)%
 2010                           0.85%     to       1.25%      1.62%     to       1.63%      12.33%     to       12.78%
 2009                           0.85%     to       1.25%      1.55%     to       2.47%      36.26%     to       36.81%
 2008                           0.85%     to       1.25%        --      to         --      (51.40)%    to      (51.20)%
 2007                           1.25%     to       1.25%      2.43%     to       2.43%      18.51%     to       18.51%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND
 2011                                  78,679           $8.06      to           $8.35            $644,478
 2010                                  81,099            8.53      to            8.76             697,234
 2009                                  56,508            7.03      to            7.16             399,189
 2008                                   2,041            5.38      to            5.44              10,982
COLUMBIA ACORN FUND
 2011                                  55,103           20.84      to           21.58           1,175,371
 2010                                  45,249           22.19      to           22.70           1,020,890
 2009                                     832           17.89      to           17.89              14,875
COLUMBIA MARSICO GROWTH VS
 FUND
 2011                                  55,899            8.62      to           10.65             552,489
 2010                                  41,425            8.80      to           10.98             423,520
 2009                                  40,462            7.40      to            9.31             357,723
 2008                                  23,414            5.75      to            7.30             163,685
 2007                                   5,963           12.75      to           12.83              76,166
CRM MID CAP VALUE FUND
 2011                                  14,220           11.26      to           11.95             168,015
 2010                                  16,210           12.27      to           12.91             207,440
 2009                                  18,943           10.48      to           10.93             205,603
 2008                                  17,922            8.27      to            8.54             152,221
 2007                                  14,897           12.91      to           13.21             196,245
COLUMBIA SMALL CAP CORE FUND
 2011                                  23,314           12.00      to           12.28             283,597
 2010                                  19,428           12.54      to           12.62             245,159
DAVIS FINANCIAL FUND
 2011                                   8,523            7.08      to            8.57              70,664
 2010                                   6,273            7.82      to            9.54              57,150
 2009                                   4,172            7.06      to            8.68              35,520
 2008                                   2,214            4.86      to            6.02              13,087
 2007                                      22           11.21      to           11.21                 243
DAVIS NEW YORK VENTURE FUND
 2011                                 421,623           12.41      to           34.71           5,177,625
 2010                                 416,853           13.20      to           36.45           5,183,677
 2009                                 379,280           11.92      to           30.98           5,424,698
 2008                                 202,467            9.14      to           24.62           1,896,619
 2007                                 126,969           15.44      to           40.01           2,014,110
DAVIS OPPORTUNITY FUND
 2011                                  13,568            8.00      to            9.02             119,263
 2010                                  25,990            8.34      to            9.48             246,989
 2009                                  20,107            7.36      to            8.43             169,160
 2008                                  13,268            5.11      to            5.89              78,115
 2007                                   7,085           10.79      to           10.86              76,910
DREYFUS BOND MARKET INDEX
 FUND
 2011                                 327,784           11.78      to           12.33           3,948,792
 2010                                 230,962           11.10      to           11.37           2,604,776
 2009                                  46,761           10.60      to           10.74             497,453
 2008                                     289           10.31      to           10.33               2,989

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA MID CAP VALUE FUND
 2011                           0.50%     to       1.25%      0.47%     to       0.66%      (5.47)%    to       (4.76)%
 2010                           0.50%     to       1.25%      1.25%     to       1.27%      21.41%     to       22.32%
 2009                           0.50%     to       1.25%      0.99%     to       1.00%      30.61%     to       31.59%
 2008                           0.50%     to       1.25%      3.60%     to       5.20%     (42.50)%    to      (42.07)%
COLUMBIA ACORN FUND
 2011                             --      to       1.25%      0.05%     to       0.06%      (6.09)%    to       (4.91)%
 2010                             --      to       1.25%      0.07%     to       0.07%      24.05%     to       25.61%
 2009                           1.25%     to       1.25%        --      to         --       78.86%     to       78.86%
COLUMBIA MARSICO GROWTH VS
 FUND
 2011                           0.35%     to       1.25%        --      to         --       (2.99)%    to       (2.11)%
 2010                           0.35%     to       1.25%        --      to         --       17.95%     to       19.02%
 2009                           0.35%     to       1.25%      0.60%     to       0.61%      27.47%     to       28.63%
 2008                           0.35%     to       1.25%      0.04%     to       0.04%     (42.75)%    to      (42.24)%
 2007                           0.85%     to       1.25%      0.23%     to       0.38%      12.57%     to       13.02%
CRM MID CAP VALUE FUND
 2011                           0.35%     to       1.25%      0.48%     to       0.51%      (8.28)%    to       (7.45)%
 2010                           0.35%     to       1.25%      0.35%     to       0.36%      17.10%     to       18.16%
 2009                           0.35%     to       1.25%      0.33%     to       0.34%      26.81%     to       27.96%
 2008                           0.35%     to       1.25%      0.97%     to       1.13%     (35.97)%    to      (35.39)%
 2007                           0.35%     to       1.25%      0.51%     to       0.71%       8.84%     to        9.83%
COLUMBIA SMALL CAP CORE FUND
 2011                             --      to       1.25%        --      to         --       (4.30)%    to       (3.09)%
 2010                           0.50%     to       1.25%        --      to         --        9.05%     to        9.59%
DAVIS FINANCIAL FUND
 2011                           0.50%     to       1.25%      1.50%     to       1.87%     (10.16)%    to       (9.48)%
 2010                           0.50%     to       1.25%      0.75%     to       0.79%       9.87%     to       10.69%
 2009                           0.50%     to       1.25%      0.17%     to       0.20%      44.21%     to       45.29%
 2008                           0.50%     to       1.25%      1.29%     to       2.44%     (46.30)%    to      (45.89)%
 2007                           1.25%     to       1.25%      0.41%     to       0.41%      (6.49)%    to       (6.49)%
DAVIS NEW YORK VENTURE FUND
 2011                             --      to       1.25%      0.57%     to       0.61%      (5.97)%    to       (4.78)%
 2010                             --      to       1.25%      0.13%     to       1.17%      10.72%     to       12.11%
 2009                             --      to       1.25%      0.78%     to       1.01%      30.42%     to       31.16%
 2008                             --      to       1.25%      1.29%     to       1.29%     (40.77)%    to      (40.03)%
 2007                             --      to       1.25%      2.14%     to       2.17%       3.67%     to        3.87%
DAVIS OPPORTUNITY FUND
 2011                           0.50%     to       1.25%      1.55%     to       3.04%      (4.83)%    to       (4.11)%
 2010                           0.50%     to       1.25%      1.59%     to       1.64%      12.51%     to       13.36%
 2009                           0.50%     to       1.25%      0.58%     to       0.62%      43.01%     to       44.09%
 2008                           0.50%     to       1.25%      0.04%     to       0.15%     (45.40)%    to      (44.99)%
 2007                           0.85%     to       1.25%      1.53%     to       2.72%      (2.65)%    to       (2.26)%
DREYFUS BOND MARKET INDEX
 FUND
 2011                             --      to       1.25%      0.26%     to       3.24%       6.10%     to        7.43%
 2010                           0.35%     to       1.25%      2.61%     to       3.42%       4.68%     to        5.63%
 2009                           0.50%     to       1.25%      3.61%     to       3.64%       3.17%     to        3.95%
 2008                           0.50%     to       0.75%      2.61%     to       2.79%       3.12%     to        3.29%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DREYFUS LIFETIME GROWTH AND
 INCOME PORTFOLIO
 2011                                  42,162          $12.87      to          $13.11            $557,623
 2010                                  42,579           12.54      to           12.87             548,374
 2009                                  35,131           11.80      to           12.32             414,398
 2008                                  36,449            9.99      to           10.30             361,580
 2007                                  33,888           13.09      to           13.33             443,604
DREYFUS VIF APPRECIATION
 PORTFOLIO
 2011                                     778           11.96      to           11.96               9,297
 2010                                      42           11.04      to           11.04                 460
 2009                                      28            9.64      to            9.64                 265
 2008                                      28            7.92      to            7.92                 218
DREYFUS INTERNATIONAL STOCK
 INDEX FUND
 2011                                   6,917            9.32      to            9.32              64,439
 2010                                   2,090           10.65      to           10.65              22,250
DREYFUS MIDCAP INDEX FUND
 2011                                 174,455           12.27      to           37.22           2,156,707
 2010                                  89,611           12.71      to           27.88           1,137,042
 2009                                  56,257           10.21      to           22.60             586,414
 2008                                   3,326            7.54      to           16.69              34,282
 2007                                   2,867           12.02      to           28.35              50,311
DREYFUS SMALLCAP STOCK INDEX
 FUND
 2011                                  90,075           11.82      to           27.36           1,127,638
 2010                                  61,276           11.87      to           20.42             764,469
 2009                                  30,602            9.53      to           16.63             292,502
 2008                                   2,701            7.71      to           13.39              24,045
 2007                                     964           11.39      to           21.30              16,096
DREYFUS SMALL CAP FUND
 2011                                     259            8.04      to            8.04               2,079
 2010                                     959            9.50      to           10.05               9,526
 2009                                     697            7.39      to            7.78               5,355
 2008                                     333            6.43      to            6.74               2,246
 2007                                      --           11.27      to           11.27                  --
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2011                                     166            9.78      to            9.78               1,620
 2010                                     142           10.14      to           10.14               1,438
 2009                                       9            8.60      to            8.60                  73
 2008                                       9            6.73      to            6.73                  57
DREYFUS VIF QUALITY BOND
 PORTFOLIO
 2011                                  39,483           12.92      to           12.92             510,300
 2010                                  15,861           12.16      to           12.16             192,873
 2009                                  20,597           11.30      to           11.30             232,735
 2008                                  28,136            9.90      to            9.90             278,499
DREYFUS S&P 500 INDEX FUND
 2011                                 427,026            9.27      to            9.71           4,050,119
 2010                                 282,431            9.24      to            9.46           2,647,912
 2009                                 124,224            8.16      to            8.27           1,020,352
 2008                                     734            6.56      to            6.59               4,823

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DREYFUS LIFETIME GROWTH AND
 INCOME PORTFOLIO
 2011                           0.50%     to       1.25%      0.94%     to       1.12%       1.85%     to        2.62%
 2010                           0.50%     to       1.25%      1.23%     to       1.33%       9.09%     to        9.91%
 2009                             --      to       1.25%      1.87%     to       1.95%      18.11%     to       19.60%
 2008                             --      to       1.25%      1.18%     to       1.38%     (23.67)%    to      (22.71)%
 2007                             --      to       1.25%      2.89%     to       3.94%       4.17%     to        5.48%
DREYFUS VIF APPRECIATION
 PORTFOLIO
 2011                           0.70%     to       0.70%      0.23%     to       0.23%       8.25%     to        8.25%
 2010                           0.70%     to       0.70%        --      to         --       14.51%     to       14.51%
 2009                           0.70%     to       0.70%      2.58%     to       2.58%      21.70%     to       21.70%
 2008                           0.70%     to       0.70%        --      to         --      (30.04)%    to      (30.04)%
DREYFUS INTERNATIONAL STOCK
 INDEX FUND
 2011                             --      to         --       4.39%     to       4.39%     (12.51)%    to      (12.51)%
 2010                             --      to         --       3.70%     to       3.70%       7.31%     to        7.31%
DREYFUS MIDCAP INDEX FUND
 2011                             --      to       1.25%      0.77%     to       0.80%      (3.42)%    to       (2.20)%
 2010                             --      to       1.25%      0.90%     to       0.91%      23.36%     to       24.46%
 2009                             --      to       1.25%      1.27%     to       2.06%      35.34%     to       35.41%
 2008                             --      to       1.25%      1.28%     to       4.39%     (41.13)%    to      (37.24)%
 2007                             --      to       1.25%      0.16%     to       1.40%      (3.08)%    to        6.23%
DREYFUS SMALLCAP STOCK INDEX
 FUND
 2011                             --      to       1.25%      0.60%     to       0.67%      (0.43)%    to        0.82%
 2010                             --      to       1.25%      0.86%     to       1.12%      22.79%     to       24.48%
 2009                             --      to       1.25%      0.92%     to       1.37%      23.66%     to       24.20%
 2008                             --      to       1.25%      1.23%     to      21.02%     (37.14)%    to      (31.63)%
 2007                             --      to       0.85%      0.46%     to       0.83%      (9.48)%    to       (1.46)%
DREYFUS SMALL CAP FUND
 2011                           1.25%     to       1.25%        --      to         --      (15.45)%    to      (15.45)%
 2010                           0.85%     to       1.25%        --      to         --       28.69%     to       29.20%
 2009                           0.85%     to       1.25%      1.24%     to       1.57%      14.91%     to       15.37%
 2008                           0.85%     to       1.25%      1.33%     to       3.47%     (36.69)%    to      (36.44)%
 2007                             --      to         --         --      to         --          --      to          --
DREYFUS VIF GROWTH AND INCOME
 PORTFOLIO
 2011                           0.70%     to       0.70%      1.30%     to       1.30%      (3.47)%    to       (3.47)%
 2010                           0.70%     to       0.70%      1.20%     to       1.20%      17.78%     to       17.78%
 2009                           0.70%     to       0.70%      1.25%     to       1.25%      27.81%     to       27.81%
 2008                           0.70%     to       0.70%      1.02%     to       1.02%     (40.83)%    to      (40.83)%
DREYFUS VIF QUALITY BOND
 PORTFOLIO
 2011                           0.70%     to       0.70%      3.36%     to       3.36%       6.28%     to        6.28%
 2010                           0.70%     to       0.70%      3.79%     to       3.79%       7.62%     to        7.62%
 2009                           0.70%     to       0.70%      4.68%     to       4.68%      14.16%     to       14.16%
 2008                           0.70%     to       0.70%      1.10%     to       1.10%      (4.85)%    to       (4.85)%
DREYFUS S&P 500 INDEX FUND
 2011                             --      to       1.25%      1.67%     to       1.89%       0.39%     to        1.65%
 2010                           0.35%     to       1.25%      1.49%     to       1.98%      13.14%     to       14.16%
 2009                           0.50%     to       1.25%      3.01%     to       3.92%      24.47%     to       25.41%
 2008                           0.50%     to       1.25%     23.18%     to      26.62%     (34.41)%    to      (34.08)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DREYFUS INTERMEDIATE TERM
 INCOME FUND
 2011                                 156,657          $12.14      to          $12.48          $1,932,013
 2010                                 132,866           11.46      to           11.69           1,542,086
 2009                                 118,684           10.64      to           10.86           1,273,378
 2008                                 119,373            9.20      to            9.27           1,101,384
EATON VANCE LARGE-CAP VALUE
 FUND
 2011                                 863,220            8.06      to            9.73           7,062,052
 2010                                 726,068            8.44      to           10.31           6,262,392
 2009                                 404,311            7.67      to            9.49           3,233,084
 2008                                  69,967            6.55      to            8.21             505,971
 2007                                  27,643            9.97      to           12.69             287,379
EATON VANCE DIVIDEND BUILDER
 FUND
 2011                                 102,251            7.78      to           11.18             923,423
 2010                                  85,853            7.72      to           11.19             765,852
 2009                                  65,233            7.10      to           10.39             540,729
 2008                                  31,108            6.31      to            9.32             245,577
 2007                                   3,836           10.56      to           15.12              49,282
EATON VANCE WORLDWIDE HEALTH
 SCIENCES FUND
 2011                                  19,169           11.42      to           13.03             225,374
 2010                                  14,816           10.96      to           12.59             170,288
 2009                                  10,005            9.91      to           11.47             107,797
 2008                                   1,410           10.57      to           10.73              14,908
 2007                                     115           11.61      to           11.61               1,336
EATON VANCE INCOME FUND OF
 BOSTON
 2011                                  97,748           12.60      to           13.45           1,271,138
 2010                                  78,560           12.11      to           13.02             981,828
 2009                                  54,096           10.59      to           11.47             599,028
 2008                                  39,936            6.76      to            7.38             283,478
 2007                                  29,550            9.76      to           10.73             298,148
EATON VANCE BALANCED FUND
 2011                                   1,326           15.24      to           15.45              20,482
 2010                                   1,299           15.37      to           15.37              19,966
WELLS FARGO ADVANTAGE ASSET
 ALLOCATION FUND
 2011                                  12,228           10.43      to           11.74             137,031
 2010                                   8,469           10.36      to           11.75              93,967
 2009                                  15,272           11.10      to           11.10             169,540
 2008                                   9,052            9.06      to            9.06              81,999
WELLS FARGO ADVANTAGE
 EMERGING MARKETS EQUITY FUND
 2011                                  44,415           20.23      to           20.96             905,639
 2010                                  18,947           23.87      to           24.19             454,636
 2009                                   1,078           19.77      to           19.86              21,319
WELLS FARGO ADVANTAGE UTILITY
 & TELECOMMUNICATION FUND
 2011                                   1,663           16.27      to           16.46              27,172
 2010                                   1,318           14.18      to           14.28              18,749
 2009                                     548           13.93      to           13.98               7,657

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DREYFUS INTERMEDIATE TERM
 INCOME FUND
 2011                           0.50%     to       1.25%      2.85%     to       2.88%       5.98%     to        6.77%
 2010                           0.50%     to       1.25%      3.75%     to       3.78%       7.69%     to        8.50%
 2009                             --      to       1.25%      4.76%     to       4.78%      15.69%     to       17.14%
 2008                             --      to       1.25%      2.95%     to       3.22%      (7.56)%    to       (6.87)%
EATON VANCE LARGE-CAP VALUE
 FUND
 2011                             --      to       1.25%      1.54%     to       1.62%      (5.67)%    to       (4.48)%
 2010                             --      to       1.25%      1.12%     to       1.16%       8.68%     to       10.05%
 2009                             --      to       1.25%      1.45%     to       1.53%      15.56%     to       17.01%
 2008                             --      to       1.25%      1.67%     to      13.00%     (35.29)%    to      (34.47)%
 2007                           0.50%     to       1.25%      1.41%     to       1.63%      (0.31)%    to        8.62%
EATON VANCE DIVIDEND BUILDER
 FUND
 2011                           0.35%     to       1.25%      3.62%     to       3.63%      (0.13)%    to        0.77%
 2010                           0.35%     to       1.25%      3.81%     to       3.83%       7.66%     to        8.64%
 2009                           0.35%     to       1.25%      4.16%     to       4.17%      11.48%     to       12.49%
 2008                           0.35%     to       1.25%      2.37%     to       3.29%     (38.34)%    to      (36.58)%
 2007                           0.50%     to       1.25%      0.91%     to       1.79%       5.57%     to       21.34%
EATON VANCE WORLDWIDE HEALTH
 SCIENCES FUND
 2011                           0.50%     to       1.25%        --      to         --        3.45%     to        4.23%
 2010                           0.50%     to       1.25%        --      to         --        9.75%     to       10.58%
 2009                           0.50%     to       1.25%        --      to         --        8.53%     to        9.34%
 2008                           0.65%     to       1.25%        --      to         --       (8.39)%    to       (7.84)%
 2007                           0.85%     to       0.85%        --      to         --        5.59%     to        5.59%
EATON VANCE INCOME FUND OF
 BOSTON
 2011                           0.50%     to       1.25%      7.57%     to       7.58%       3.26%     to        4.04%
 2010                           0.50%     to       1.25%      8.66%     to       8.67%      13.51%     to       14.37%
 2009                           0.50%     to       1.25%     10.33%     to      10.38%      55.36%     to       56.53%
 2008                           0.50%     to       1.25%      9.19%     to       9.42%     (31.22)%    to      (30.70)%
 2007                           0.50%     to       1.25%      4.86%     to       7.93%      (2.39)%    to        0.96%
EATON VANCE BALANCED FUND
 2011                           0.75%     to       1.25%      0.41%     to       1.72%       0.06%     to        0.56%
 2010                           0.75%     to       0.75%      1.25%     to       1.25%       8.11%     to        8.11%
WELLS FARGO ADVANTAGE ASSET
 ALLOCATION FUND
 2011                           0.50%     to       1.25%      2.01%     to       2.44%      (0.08)%    to        0.67%
 2010                           0.50%     to       1.25%      0.85%     to       1.63%       5.86%     to        6.66%
 2009                           1.25%     to       1.25%      3.41%     to       3.41%      22.55%     to       22.55%
 2008                           1.25%     to       1.25%     13.08%     to      13.08%     (23.28)%    to      (23.28)%
WELLS FARGO ADVANTAGE
 EMERGING MARKETS EQUITY FUND
 2011                             --      to       1.25%      0.51%     to       0.98%     (15.23)%    to      (14.16)%
 2010                           0.50%     to       1.25%      0.02%     to       0.08%      20.69%     to       21.60%
 2009                           0.75%     to       1.25%        --      to         --       97.74%     to       98.56%
WELLS FARGO ADVANTAGE UTILITY
 & TELECOMMUNICATION FUND
 2011                           0.85%     to       1.25%      2.23%     to       2.27%      14.76%     to       15.22%
 2010                           0.85%     to       1.25%      2.45%     to       4.04%       1.77%     to        2.18%
 2009                           0.85%     to       1.25%      2.44%     to       2.81%      39.33%     to       39.79%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND
 2011                                 250,403          $10.80      to          $14.31          $2,827,478
 2010                                 237,198           10.91      to           14.64           2,705,446
 2009                                  58,294            9.70      to           13.06             658,822
 2008                                  39,693            6.52      to            8.87             295,050
 2007                                  19,280           11.67      to           16.01             240,579
ALGER MID CAP GROWTH
 INSTITUTIONAL FUND
 2011                                  98,630            7.85      to           10.44             882,642
 2010                                  91,684            8.54      to           11.46             898,717
 2009                                 137,735            7.32      to            9.72           1,096,679
 2008                                  61,600            4.83      to            6.50             322,035
 2007                                  21,958           11.68      to           15.96             261,371
ALGER SMALL CAP GROWTH
 INSTITUTIONAL FUND
 2011                                  15,186            9.53      to            9.87             146,725
 2010                                  11,560            9.94      to           10.21             115,907
 2009                                   6,794            8.01      to            8.17              54,773
 2008                                     545            5.64      to            5.71               3,115
NUVEEN MID CAP INDEX FUND
 2011                                  62,319           11.83      to           11.99             741,594
 2010                                  33,685           12.28      to           12.30             413,839
NUVEEN SMALL CAP INDEX FUND
 2011                                      18            9.08      to            9.08                 167
NUVEEN EQUITY INDEX FUND
 2011                                     649           11.44      to           11.55               7,475
 2010                                     184           11.43      to           11.43               2,099
NUVEEN MID CAP GROWTH
 OPPORTUNITIESFUND
 2011                                  15,615           12.28      to           12.57             195,945
 2010                                      50           12.82      to           12.82                 637
NUVEEN SMALL CAP SELECT FUND
 2011                                   1,113           11.96      to           11.96              13,311
FIDELITY ADVISOR EQUITY
 GROWTH FUND
 2011                                  14,536            8.98      to           10.89             134,761
 2010                                   9,540            9.04      to           11.05              91,511
 2009                                   8,525            7.37      to            9.07              68,325
 2008                                   3,410            5.80      to            7.19              22,913
 2007                                     910           13.76      to           13.76              12,516
FIDELITY ADVISOR VALUE
 STRATEGIES FUND
 2011                                  19,536           14.88      to           14.88             290,703
 2010                                  27,329           16.54      to           16.54             452,131
 2009                                  58,687           13.18      to           13.18             773,525
 2008                                  43,585            8.35      to            8.35             363,950
 2007                                  42,621           17.23      to           17.23             734,416
FIDELITY ADVISOR LEVERAGED
 COMPANY STOCK FUND
 2011                                 219,916            7.93      to            8.40           1,767,875
 2010                                 184,830            9.00      to            9.25           1,678,921
 2009                                 140,885            7.35      to            7.49           1,037,303
 2008                                   9,165            4.67      to            4.72              42,932

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION
 INSTITUTIONAL FUND
 2011                             --      to       1.25%        --      to         --       (2.26)%    to       (1.03)%
 2010                             --      to       1.25%        --      to         --       12.07%     to       13.48%
 2009                           0.35%     to       1.25%      0.22%     to       0.27%      47.27%     to       48.60%
 2008                           0.35%     to       1.25%        --      to         --      (44.59)%    to      (44.09)%
 2007                           0.35%     to       1.25%        --      to         --       16.69%     to       29.99%
ALGER MID CAP GROWTH
 INSTITUTIONAL FUND
 2011                           0.35%     to       1.25%        --      to         --       (8.89)%    to       (8.07)%
 2010                           0.35%     to       1.25%      0.25%     to       0.40%      17.84%     to       18.90%
 2009                             --      to       1.25%        --      to         --       49.52%     to       51.40%
 2008                             --      to       1.25%        --      to         --      (59.26)%    to      (58.74)%
 2007                           0.50%     to       1.25%        --      to         --       16.83%     to       32.89%
ALGER SMALL CAP GROWTH
 INSTITUTIONAL FUND
 2011                           0.50%     to       1.25%        --      to         --       (4.11)%    to       (3.39)%
 2010                           0.50%     to       1.25%        --      to         --       24.07%     to       25.01%
 2009                           0.50%     to       1.25%        --      to         --       41.93%     to       42.99%
 2008                           0.50%     to       1.25%        --      to         --      (46.59)%    to      (46.18)%
NUVEEN MID CAP INDEX FUND
 2011                           0.50%     to       1.25%      0.30%     to       0.43%      (3.41)%    to       (2.69)%
 2010                           0.75%     to       0.85%      0.66%     to       0.69%       8.52%     to        8.59%
NUVEEN SMALL CAP INDEX FUND
 2011                           1.25%     to       1.25%      0.52%     to       0.52%      (9.19)%    to       (9.19)%
NUVEEN EQUITY INDEX FUND
 2011                           0.75%     to       1.25%      0.27%     to       0.83%       0.30%     to        0.80%
 2010                           1.05%     to       1.05%      0.25%     to       0.25%       4.93%     to        4.93%
NUVEEN MID CAP GROWTH
 OPPORTUNITIESFUND
 2011                             --      to       1.25%        --      to         --       (4.16)%    to       (2.95)%
 2010                           1.25%     to       1.25%        --      to         --       14.46%     to       14.46%
NUVEEN SMALL CAP SELECT FUND
 2011                           1.25%     to       1.25%        --      to         --       (3.25)%    to       (3.25)%
FIDELITY ADVISOR EQUITY
 GROWTH FUND
 2011                           0.50%     to       1.25%        --      to         --       (1.46)%    to       (0.72)%
 2010                           0.50%     to       1.25%        --      to         --       21.83%     to       22.75%
 2009                           0.50%     to       1.25%        --      to         --       26.07%     to       27.01%
 2008                           0.50%     to       1.25%        --      to         --      (47.71)%    to      (47.31)%
 2007                           1.25%     to       1.25%        --      to         --       24.53%     to       24.53%
FIDELITY ADVISOR VALUE
 STRATEGIES FUND
 2011                           0.35%     to       0.35%      0.23%     to       0.23%     (10.06)%    to      (10.06)%
 2010                           0.35%     to       0.35%        --      to         --       25.52%     to       25.52%
 2009                           0.35%     to       0.35%        --      to         --       57.84%     to       57.84%
 2008                           0.35%     to       0.35%      0.26%     to       0.26%     (51.54)%    to      (51.54)%
 2007                           0.35%     to       0.35%        --      to         --        4.75%     to        4.75%
FIDELITY ADVISOR LEVERAGED
 COMPANY STOCK FUND
 2011                             --      to       1.25%        --      to       0.96%     (11.96)%    to      (10.85)%
 2010                           0.50%     to       1.25%      0.06%     to       0.08%      22.52%     to       23.45%
 2009                           0.50%     to       1.25%      0.34%     to       0.38%      57.43%     to       58.62%
 2008                           0.50%     to       1.25%      3.80%     to       5.36%     (54.47)%    to      (54.13)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY ADVISOR STOCK
 SELECTOR ALL CAP FUND+
 2011                                     554           $8.56      to           $8.56              $4,745
 2010                                     575            9.21      to            9.21               5,290
 2009                                     416            7.79      to            7.79               3,243
FEDERATED CAPITAL
 APPRECIATION FUND
 2011                                     882           10.37      to           10.73               9,204
 2010                                     714           11.08      to           11.29               7,939
 2009                                      90            9.98      to           10.12                 903
 2008                                      38            8.85      to            8.94                 336
FEDERATED EQUITY INCOME FUND,
 INC.
 2011                                   2,851           10.84      to           10.84              30,907
 2010                                   2,517           10.21      to           10.40              25,717
 2009                                   2,145            9.26      to            9.39              19,861
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND
 2011                                  33,488           12.24      to           12.38             409,364
 2010                                  24,547           11.81      to           12.00             293,087
 2009                                  17,466           11.36      to           11.60             202,107
 2008                                   3,092           11.06      to           11.17              34,254
 2007                                     531           10.83      to           10.90               5,788
FEDERATED MID CAP GROWTH
 STRATEGIES FUND
 2011                                   4,462            8.50      to           10.33              46,579
 2010                                   4,116            8.88      to           10.85              44,716
 2009                                   3,522            7.52      to            9.24              32,120
 2008                                   2,466            7.15      to            7.22              17,640
 2007                                      17           12.72      to           12.72                 210
FEDERATED HIGH INCOME BOND
 FUND
 2011                                   2,960           13.84      to           13.84              40,964
 2010                                   2,711           13.39      to           13.39              36,297
 2009                                   2,404           11.89      to           11.89              28,570
 2008                                   1,876            7.96      to            7.96              14,938
FEDERATED KAUFMAN FUND
 2011                                 406,051            8.34      to            9.90           3,545,321
 2010                                 332,161            9.68      to           11.63           3,515,497
 2009                                 236,132            7.53      to            9.92           2,163,908
 2008                                  69,316            5.82      to            7.74             489,886
 2007                                  22,658           10.84      to           13.57             291,132
FEDERATED SHORT-TERM INCOME
 FUND
 2011                                  14,481           13.05      to           13.05             188,951
 2010                                  23,547           12.83      to           12.83             302,137
 2009                                  43,177           12.41      to           12.41             535,691
 2008                                  13,119           11.26      to           11.26             147,751
 2007                                  11,507           11.47      to           11.47             131,962
FEDERATED TOTAL RETURN BOND
 FUND
 2011                                  27,804           13.08      to           41.43             385,717
 2010                                  23,597           12.54      to           39.41             316,982
 2009                                  14,626           11.88      to           37.08             185,520
 2008                                     442           10.76      to           33.33               8,071

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY ADVISOR STOCK
 SELECTOR ALL CAP FUND+
 2011                           1.25%     to       1.25%      0.07%     to       0.07%      (7.04)%    to       (7.04)%
 2010                           1.25%     to       1.25%        --      to         --       18.18%     to       18.18%
 2009                           1.25%     to       1.25%        --      to         --       33.36%     to       33.36%
FEDERATED CAPITAL
 APPRECIATION FUND
 2011                           0.65%     to       1.25%      0.63%     to       0.64%      (6.42)%    to       (5.86)%
 2010                           0.85%     to       1.25%      0.82%     to       0.86%      11.12%     to       11.57%
 2009                           0.85%     to       1.25%      0.81%     to       1.28%      12.73%     to       13.18%
 2008                           0.85%     to       1.25%      1.71%     to       3.59%     (29.84)%    to      (29.55)%
FEDERATED EQUITY INCOME FUND,
 INC.
 2011                           1.25%     to       1.25%      2.97%     to       2.97%       6.13%     to        6.13%
 2010                           0.85%     to       1.25%      3.08%     to       3.41%      10.34%     to       10.78%
 2009                           0.85%     to       1.25%      0.22%     to       3.38%      14.28%     to       14.74%
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND
 2011                           0.75%     to       1.25%      3.67%     to       3.69%       3.12%     to        3.63%
 2010                           0.75%     to       1.25%      4.02%     to       4.04%       3.46%     to        3.98%
 2009                           0.75%     to       1.25%      4.58%     to       4.68%       4.89%     to        5.42%
 2008                           0.85%     to       1.25%      4.74%     to       5.32%       2.09%     to        2.50%
 2007                           0.85%     to       1.25%      6.38%     to       7.06%       4.40%     to        4.82%
FEDERATED MID CAP GROWTH
 STRATEGIES FUND
 2011                           0.75%     to       1.25%        --      to         --       (4.79)%    to       (4.32)%
 2010                           0.75%     to       1.25%        --      to         --       17.42%     to       18.01%
 2009                           0.75%     to       1.25%      0.31%     to       0.64%      29.25%     to       29.89%
 2008                           0.85%     to       1.25%        --      to         --      (43.47)%    to      (43.24)%
 2007                           0.85%     to       0.85%        --      to         --       17.04%     to       17.04%
FEDERATED HIGH INCOME BOND
 FUND
 2011                           1.25%     to       1.25%      7.46%     to       7.46%       3.36%     to        3.36%
 2010                           1.25%     to       1.25%      7.99%     to       7.99%      12.66%     to       12.66%
 2009                           1.25%     to       1.25%      9.20%     to       9.20%      49.26%     to       49.26%
 2008                           1.25%     to       1.25%        --      to         --      (26.55)%    to      (26.55)%
FEDERATED KAUFMAN FUND
 2011                             --      to       1.25%        --      to         --      (14.85)%    to      (13.78)%
 2010                             --      to       1.25%      0.64%     to       0.71%      17.28%     to       18.75%
 2009                           0.35%     to       1.25%      0.22%     to       0.31%      28.07%     to       29.23%
 2008                           0.35%     to       1.25%        --      to         --      (42.93)%    to      (42.42)%
 2007                           0.50%     to       1.25%        --      to         --        6.77%     to       19.90%
FEDERATED SHORT-TERM INCOME
 FUND
 2011                           0.35%     to       0.35%      2.11%     to       2.11%       1.69%     to        1.69%
 2010                           0.35%     to       0.35%      2.29%     to       2.29%       3.42%     to        3.42%
 2009                           0.35%     to       0.35%      3.00%     to       3.00%      10.16%     to       10.16%
 2008                           0.35%     to       0.35%      4.06%     to       4.06%      (1.79)%    to       (1.79)%
 2007                           0.35%     to       0.35%      4.36%     to       4.36%       3.72%     to        3.72%
FEDERATED TOTAL RETURN BOND
 FUND
 2011                           0.50%     to       1.25%      3.51%     to       3.53%       4.34%     to        5.12%
 2010                           0.50%     to       1.25%      3.99%     to       4.01%       5.51%     to        6.31%
 2009                           0.50%     to       1.25%      4.06%     to       4.37%      10.18%     to       11.01%
 2008                           0.50%     to       1.25%      4.96%     to       5.05%      (1.34)%    to       (0.60)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL
 LEADERS FUND
 2011                                     147           $9.39      to           $9.39              $1,384
 2010                                     124           11.62      to           11.62               1,440
 2009                                      79            9.92      to            9.92                 781
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
 2011                                  22,367           10.82      to           10.82             241,999
 2010                                  42,204           10.65      to           10.65             449,503
 2009                                  45,640            8.63      to            8.63             393,966
 2008                                  50,394            5.98      to            5.98             301,600
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2011                                   4,869            8.29      to            8.29              40,365
 2010                                   4,262           10.08      to           10.08              42,955
 2009                                   3,723            8.97      to            8.97              33,408
 2008                                   2,638            7.14      to            7.14              18,840
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                  14,848            9.88      to            9.88             146,678
 2010                                  11,704           10.91      to           10.91             127,682
 2009                                   7,955            8.67      to            8.67              69,013
 2008                                   1,196            5.54      to            5.54               6,629
FIDELITY VIP BALANCED
 PORTFOLIO
 2011                                  56,925           11.53      to           11.53             656,442
 2010                                  52,661           12.05      to           12.05             634,473
 2009                                  33,506           10.28      to           10.28             344,297
 2008                                  19,925            7.29      to            7.29             145,317
FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
 2011                                  10,926            9.90      to            9.90             108,180
 2010                                  15,126            9.81      to            9.81             148,436
 2009                                  15,628            8.52      to            8.52             133,186
 2008                                  16,564            6.81      to            6.81             112,808
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2011                                     561           16.59      to           16.59               9,302
 2010                                     484           16.88      to           16.88               8,177
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2011                                   3,885           16.93      to           17.33              67,036
 2010                                   1,763           17.80      to           17.93              31,607
FIDELITY VIP FREEDOM 2015
 PORTFOLIO
 2011                                  15,147           15.65      to           15.65             237,086
 2010                                  12,851           15.81      to           15.81             203,193
FIDELITY VIP FREEDOM 2025
 PORTFOLIO
 2011                                     294           16.87      to           16.87               4,967
 2010                                      31           17.36      to           17.36                 546
TEMPLETON GLOBAL
 OPPORTUNITIES TRUST
 2011                                   2,240           15.25      to           15.46              34,216
 2010                                     515           17.25      to           17.31               8,920

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL
 LEADERS FUND
 2011                           1.05%     to       1.05%      0.46%     to       0.46%     (19.38)%    to      (19.38)%
 2010                           1.25%     to       1.25%      0.24%     to       0.24%      17.12%     to       17.12%
 2009                           1.25%     to       1.25%      0.05%     to       0.05%      (0.82)%    to       (0.82)%
FIDELITY VIP GROWTH
 OPPORTUNITIES PORTFOLIO
 2011                           0.70%     to       0.70%      0.14%     to       0.14%       1.58%     to        1.58%
 2010                           0.70%     to       0.70%      0.61%     to       0.61%      22.87%     to       22.87%
 2009                           0.70%     to       0.70%        --      to         --       44.23%     to       44.23%
 2008                           0.70%     to       0.70%      0.91%     to       0.91%     (55.33)%    to      (55.33)%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2011                           0.70%     to       0.70%      1.52%     to       1.52%     (17.74)%    to      (17.74)%
 2010                           0.70%     to       0.70%      1.57%     to       1.57%      12.33%     to       12.33%
 2009                           0.70%     to       0.70%      2.38%     to       2.38%      25.65%     to       25.65%
 2008                           0.70%     to       0.70%      5.97%     to       5.97%     (44.20)%    to      (44.20)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           0.70%     to       0.70%      0.92%     to       0.92%      (9.44)%    to       (9.44)%
 2010                           0.70%     to       0.70%      0.64%     to       0.64%      25.75%     to       25.75%
 2009                           0.70%     to       0.70%      1.07%     to       1.07%      56.49%     to       56.49%
 2008                           0.70%     to       0.70%      2.18%     to       2.18%     (51.50)%    to      (51.50)%
FIDELITY VIP BALANCED
 PORTFOLIO
 2011                           0.70%     to       0.70%      1.71%     to       1.71%      (4.29)%    to       (4.29)%
 2010                           0.70%     to       0.70%      2.36%     to       2.36%      17.25%     to       17.25%
 2009                           0.70%     to       0.70%      3.79%     to       3.79%      37.63%     to       37.63%
 2008                           0.70%     to       0.70%        --      to         --      (35.94)%    to      (35.94)%
FIDELITY VIP GROWTH & INCOME
 PORTFOLIO
 2011                           0.70%     to       0.70%      1.42%     to       1.42%       0.90%     to        0.90%
 2010                           0.70%     to       0.70%      1.70%     to       1.70%      14.07%     to       14.07%
 2009                           0.70%     to       0.70%      0.05%     to       0.05%      25.14%     to       25.14%
 2008                           0.70%     to       0.70%      2.70%     to       2.70%     (42.11)%    to      (42.11)%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2011                           0.50%     to       0.50%      2.20%     to       2.20%      (1.73)%    to       (1.73)%
 2010                           0.50%     to       0.50%      2.04%     to       2.04%      13.76%     to       13.76%
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2011                           0.50%     to       1.25%      2.42%     to       2.99%      (4.04)%    to       (3.31)%
 2010                           0.50%     to       0.85%      2.31%     to       3.63%      14.91%     to       15.31%
FIDELITY VIP FREEDOM 2015
 PORTFOLIO
 2011                           0.50%     to       0.50%      2.04%     to       2.04%      (1.01)%    to       (1.01)%
 2010                           0.50%     to       0.50%      2.39%     to       2.39%      12.22%     to       12.22%
FIDELITY VIP FREEDOM 2025
 PORTFOLIO
 2011                           0.50%     to       0.50%      4.35%     to       4.35%      (2.83)%    to       (2.83)%
 2010                           0.50%     to       0.50%      3.58%     to       3.58%      14.89%     to       14.89%
TEMPLETON GLOBAL
 OPPORTUNITIES TRUST
 2011                           0.75%     to       1.25%      1.85%     to       3.22%     (11.59)%    to      (11.15)%
 2010                           1.05%     to       1.25%      1.49%     to       2.07%       3.89%     to        4.10%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 TRUST
 2011                                 113,418           $9.28      to          $12.77          $1,200,817
 2010                                 110,832           11.07      to           15.37           1,415,974
 2009                                  97,388            9.46      to           13.25           1,078,050
 2008                                  73,433            5.46      to            7.71             456,658
 2007                                  36,277           11.88      to           16.95             499,383
FRANKLIN HIGH INCOME FUND
 2011                                  57,044           13.01      to           13.68             766,364
 2010                                  18,004           12.50      to           13.25             234,881
 2009                                  10,372           11.11      to           11.85             122,597
 2008                                   2,874            8.32      to            8.40              23,962
 2007                                   1,493           10.87      to           10.94              16,315
FRANKLIN STRATEGIC INCOME
 FUND
 2011                                 191,435           12.36      to           13.31           2,445,703
 2010                                 155,101           12.48      to           13.13           1,958,670
 2009                                  72,132           11.25      to           11.99             856,132
 2008                                   2,043            9.01      to            9.67              19,188
TEMPLETON GLOBAL BOND FUND
 2011                                 185,156           14.64      to           15.39           2,760,963
 2010                                 136,535           15.00      to           15.96           2,091,069
 2009                                  57,697           13.14      to           14.34             810,581
 2008                                  13,486           11.11      to           12.22             156,259
 2007                                   4,561           11.64      to           11.64              53,090
FRANKLIN U.S. GOVERNMENT
 SECURITIES FUND
 2011                                  88,198           13.12      to           13.15           1,154,985
 2010                                  71,198           12.26      to           12.44             884,112
 2009                                  70,420           11.65      to           11.87             836,317
 2008                                     882           11.47      to           11.59              10,119
FRANKLIN SMALL CAP VALUE FUND
 2011                                 140,829           13.60      to           40.94           1,900,713
 2010                                 114,280           14.30      to           44.60           1,633,573
 2009                                  84,210           11.40      to           35.21             960,549
 2008                                  55,444            8.77      to            9.11             487,868
 2007                                  31,233           13.21      to           13.60             419,159
MUTUAL DISCOVERY FUND
 2011                                 902,571            9.44      to           11.71           8,657,694
 2010                                 701,706            9.74      to            9.95           7,104,620
 2009                                 467,224            8.90      to            9.07           4,393,955
 2008                                 157,806            7.38      to            7.60           1,309,731
 2007                                  63,891           10.11      to           12.90             819,764
TEMPLETON GROWTH FUND
 2011                                 152,615           10.76      to           22.94           1,472,185
 2010                                 170,628           11.63      to           24.50           1,783,082
 2009                                 155,730           10.96      to           16.81           2,004,969
 2008                                  68,289            8.48      to           17.42             587,924
 2007                                  52,180           15.19      to           24.07             819,556

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 TRUST
 2011                           0.35%     to       1.25%      1.03%     to       1.22%     (16.89)%    to      (16.14)%
 2010                           0.35%     to       1.25%      1.49%     to       1.54%      16.02%     to       17.06%
 2009                           0.35%     to       1.25%      1.97%     to       2.67%      71.76%     to       73.31%
 2008                           0.35%     to       1.25%      2.85%     to       3.37%     (54.48)%    to      (54.07)%
 2007                           0.35%     to       1.25%      2.59%     to       5.48%      18.81%     to       27.17%
FRANKLIN HIGH INCOME FUND
 2011                           0.50%     to       1.25%      6.99%     to       7.10%       3.25%     to        4.03%
 2010                           0.50%     to       1.25%      7.66%     to       7.67%      11.73%     to       12.58%
 2009                           0.50%     to       1.25%      8.21%     to       8.30%      42.54%     to       43.62%
 2008                           0.85%     to       1.25%      8.51%     to       8.52%     (23.50)%    to      (23.19)%
 2007                           0.85%     to       1.25%      7.06%     to       7.08%       1.90%     to        2.31%
FRANKLIN STRATEGIC INCOME
 FUND
 2011                           0.15%     to       1.25%      5.43%     to       5.89%       1.38%     to        2.50%
 2010                           0.35%     to       1.25%      2.90%     to       5.50%       9.48%     to       10.47%
 2009                           0.50%     to       1.25%      5.11%     to       5.27%      23.99%     to       24.92%
 2008                           0.50%     to       1.25%     10.20%     to      18.11%     (12.05)%    to      (11.39)%
TEMPLETON GLOBAL BOND FUND
 2011                             --      to       1.25%      5.74%     to       6.11%      (3.59)%    to       (2.37)%
 2010                             --      to       1.25%      3.09%     to       5.45%      11.28%     to       12.68%
 2009                           0.50%     to       1.25%      4.38%     to       4.53%      17.39%     to       18.27%
 2008                           0.50%     to       1.25%      8.63%     to      16.37%       4.96%     to        5.75%
 2007                           1.25%     to       1.25%     11.59%     to      11.59%       9.48%     to        9.48%
FRANKLIN U.S. GOVERNMENT
 SECURITIES FUND
 2011                           0.50%     to       1.25%      2.95%     to       3.98%       5.48%     to        6.28%
 2010                           0.75%     to       1.25%      3.96%     to       4.17%       4.76%     to        5.28%
 2009                           0.75%     to       1.25%      3.50%     to       3.97%       3.47%     to        3.99%
 2008                           0.85%     to       1.25%      1.71%     to       1.71%       5.56%     to        5.98%
FRANKLIN SMALL CAP VALUE FUND
 2011                             --      to       1.25%      0.38%     to       0.67%      (4.86)%    to       (3.66)%
 2010                             --      to       1.25%      0.30%     to       0.31%      25.43%     to       26.67%
 2009                             --      to       1.25%      0.62%     to       1.24%      29.94%     to       30.99%
 2008                           0.35%     to       1.25%      1.13%     to       1.13%     (33.62)%    to      (33.02)%
 2007                           0.35%     to       1.25%      1.76%     to       1.91%      (3.99)%    to       (3.12)%
MUTUAL DISCOVERY FUND
 2011                             --      to       1.25%      1.44%     to       3.62%      (4.20)%    to       (2.99)%
 2010                             --      to       1.25%      1.77%     to       1.85%       9.70%     to       11.08%
 2009                           0.35%     to       1.25%      1.17%     to       1.62%      19.39%     to       20.47%
 2008                           0.35%     to       1.25%      1.55%     to       5.08%     (26.99)%    to      (24.01)%
 2007                           0.35%     to       1.25%      2.86%     to       6.23%       1.14%     to        9.58%
TEMPLETON GROWTH FUND
 2011                             --      to       1.25%      1.25%     to       1.80%      (7.55)%    to       (6.38)%
 2010                             --      to       1.25%      0.03%     to       1.89%       6.20%     to        7.54%
 2009                             --      to       1.25%      1.81%     to       2.40%      28.81%     to       29.18%
 2008                             --      to       1.25%      1.13%     to      38.80%     (44.17)%    to      (43.47)%
 2007                             --      to       1.25%      2.07%     to       3.69%      (6.20)%    to        0.92%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
 2011                                 644,514          $10.58      to          $12.07          $7,132,938
 2010                                 601,038           10.47      to           11.89           6,655,238
 2009                                 453,451            9.31      to           10.66           4,518,090
 2008                                 187,164            6.92      to            8.00           1,393,430
 2007                                  93,337           10.20      to           11.65           1,074,944
FRANKLIN GROWTH FUND
 2011                                 131,624           10.02      to           11.92           1,431,594
 2010                                 107,847           10.00      to           12.00           1,163,766
 2009                                  42,138            8.75      to           10.58             403,882
 2008                                   1,624            6.53      to            7.98              12,528
FRANKLIN TOTAL RETURN FUND
 2011                                  22,815           12.76      to           13.01             296,482
 2010                                  18,012           12.15      to           12.49             224,140
 2009                                   7,947           11.09      to           11.48              92,072
 2008                                      28           10.07      to           10.07                 279
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
 2011                                 153,987           15.06      to           16.46           2,507,814
 2010                                 167,869           16.29      to           17.64           2,935,929
 2009                                 255,286           13.54      to           14.53           3,691,386
 2008                                 242,705           11.18      to           11.89           2,874,388
 2007                                 244,787           17.69      to           18.65           4,550,187
MUTUAL BEACON FUND
 2011                                 118,849            8.73      to            9.19           1,027,851
 2010                                 109,930            8.98      to            9.54             983,525
 2009                                  76,600            8.14      to            8.72             639,984
 2008                                  59,425            5.77      to            6.83             363,590
 2007                                  44,838            9.75      to           11.61             451,382
FRANKLIN MUTUAL SHARES FUND
 2011                                 336,348            8.20      to           13.19           4,218,608
 2010                                 320,549            8.38      to           13.60           4,094,623
 2009                                 289,598           12.36      to           13.64           3,540,129
 2008                                 246,103            9.79      to           10.67           2,386,452
 2007                                 204,760           16.01      to           17.23           3,361,724
FRANKLIN SMALL-MID CAP GROWTH
 FUND
 2011                                 546,834           10.68      to           13.85           5,205,601
 2010                                 513,920            9.12      to           14.75           5,158,185
 2009                                 139,778            8.74      to           11.63           1,453,301
 2008                                 163,346            6.11      to            8.22           1,075,939
 2007                                 126,532           10.62      to           14.48           1,684,274
FRANKLIN TEMPLETON
 CONSERVATIVE ALLOCATION FUND
 2011                                 200,641           11.37      to           12.07           2,290,617
 2010                                 184,450           11.45      to           12.31           2,130,779
 2009                                 138,026           10.39      to           11.33           1,464,292
 2008                                  35,973            8.72      to            9.59             335,999
 2007                                     858           10.34      to           11.48               9,827

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME FUND
 2011                             --      to       1.25%      6.40%     to       6.53%       1.55%     to        2.83%
 2010                           0.35%     to       1.25%      6.79%     to       6.87%      11.51%     to       12.52%
 2009                           0.35%     to       1.25%      7.68%     to       8.04%      33.33%     to       34.54%
 2008                           0.35%     to       1.25%      6.85%     to       7.25%     (31.38)%    to      (30.76)%
 2007                           0.50%     to       1.25%      4.65%     to       5.15%       2.01%     to        4.01%
FRANKLIN GROWTH FUND
 2011                           0.50%     to       1.25%      0.41%     to       0.46%      (0.62)%    to        0.13%
 2010                           0.50%     to       1.25%      0.43%     to       0.62%      13.44%     to       14.30%
 2009                           0.50%     to       1.25%      1.30%     to       2.73%      32.58%     to       33.58%
 2008                           0.75%     to       1.25%      1.54%     to       4.99%     (34.22)%    to      (33.88)%
FRANKLIN TOTAL RETURN FUND
 2011                           0.50%     to       1.25%      4.66%     to       4.70%       4.23%     to        5.01%
 2010                           0.50%     to       1.25%      4.23%     to       4.27%       8.78%     to        9.60%
 2009                           0.50%     to       1.25%      1.95%     to       4.72%      13.99%     to       14.85%
 2008                           1.25%     to       1.25%     13.32%     to      13.32%      (6.57)%    to       (6.57)%
FRANKLIN BALANCE SHEET
 INVESTMENT FUND
 2011                           0.35%     to       1.25%      0.47%     to       0.51%      (7.53)%    to       (6.69)%
 2010                           0.35%     to       1.25%      0.80%     to       1.67%      20.34%     to       21.43%
 2009                           0.35%     to       1.25%      1.19%     to       1.21%      21.07%     to       22.16%
 2008                           0.35%     to       1.25%      1.39%     to       1.44%     (36.81)%    to      (36.24)%
 2007                           0.35%     to       1.25%      0.96%     to       1.19%      (4.56)%    to       (3.70)%
MUTUAL BEACON FUND
 2011                           0.35%     to       1.25%      2.37%     to       2.74%      (3.71)%    to       (2.84)%
 2010                           0.35%     to       1.25%      3.30%     to       3.41%       9.44%     to       10.43%
 2009                           0.35%     to       1.25%      0.47%     to       2.59%      27.70%     to       28.85%
 2008                           0.50%     to       1.25%      0.20%     to       0.21%     (41.22)%    to      (40.78)%
 2007                           0.50%     to       1.25%      3.41%     to       6.29%      (2.30)%    to        1.40%
FRANKLIN MUTUAL SHARES FUND
 2011                           0.35%     to       1.25%      2.09%     to       2.21%      (3.01)%    to       (2.13)%
 2010                           0.35%     to       1.25%      2.90%     to       3.11%      10.03%     to       11.02%
 2009                             --      to       1.25%      2.30%     to       2.37%      26.25%     to       27.84%
 2008                             --      to       1.25%      1.04%     to       1.31%     (38.87)%    to      (38.10)%
 2007                             --      to       1.25%      2.89%     to       4.07%       1.69%     to        2.97%
FRANKLIN SMALL-MID CAP GROWTH
 FUND
 2011                             --      to       1.25%        --      to         --       (6.08)%    to       (4.89)%
 2010                           0.50%     to       1.25%        --      to         --       26.84%     to       27.79%
 2009                             --      to       1.25%        --      to         --       41.40%     to       43.17%
 2008                             --      to       1.25%        --      to         --      (43.23)%    to      (42.51)%
 2007                             --      to       1.25%        --      to         --       10.28%     to       11.67%
FRANKLIN TEMPLETON
 CONSERVATIVE ALLOCATION FUND
 2011                             --      to       1.25%      2.01%     to       2.43%      (1.94)%    to       (0.71)%
 2010                             --      to       1.25%      1.36%     to       1.92%       8.63%     to       10.00%
 2009                           0.35%     to       1.25%      2.28%     to       2.36%      18.18%     to       19.25%
 2008                           0.35%     to       1.25%      4.18%     to       6.39%     (16.46)%    to      (15.71)%
 2007                           0.35%     to       1.25%      4.98%     to       7.26%       3.41%     to        6.94%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH
 ALLOCATION FUND
 2011                                 353,687          $10.26      to          $11.60          $3,763,736
 2010                                 295,709           10.60      to           12.13           3,332,518
 2009                                 232,844            9.30      to           10.75           2,323,922
 2008                                  97,781            7.12      to            8.30             786,836
 2007                                  11,736           10.32      to           12.14             142,405
FRANKLIN TEMPLETON MODERATE
 ALLOCATION FUND
 2011                                 486,384           11.12      to           12.12           5,554,407
 2010                                 413,686           11.29      to           12.45           4,849,250
 2009                                 322,779           10.09      to           11.26           3,509,405
 2008                                 156,010            8.12      to            9.15           1,414,523
 2007                                  38,294           10.34      to           11.76             446,973
TEMPLETON FOREIGN FUND
 2011                                 749,798           14.95      to           16.59          11,702,937
 2010                                 642,064           17.35      to           19.01          11,599,474
 2009                                 216,884           16.19      to           17.52           3,541,620
 2008                                 187,731           10.95      to           11.70           2,143,189
 2007                                 181,192           20.56      to           21.70           3,868,236
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                                   8,784           11.60      to           11.60             101,892
 2010                                  15,768           12.24      to           12.24             193,048
 2009                                   2,142            9.64      to            9.64              20,645
 2008                                   2,142            6.74      to            6.74              14,441
HIGHLAND PREMIER GROWTH
 EQUITY FUND+
 2011                                   2,777           10.42      to           21.40              31,558
 2010                                   3,782           10.54      to           21.39              44,111
 2009                                   3,736            9.59      to           19.22              39,237
 2008                                     817            7.01      to            7.81               6,180
 2007                                     725           11.16      to           12.39               8,823
GOLDMAN SACHS BALANCED FUND
 2011                                   6,195           12.05      to           20.94              76,166
 2010                                   8,282           11.66      to           20.22              97,714
 2009                                   5,995           10.42      to           18.03              62,795
 2008                                     316            8.52      to            8.52               2,691
GOLDMAN SACHS CAPITAL GROWTH
 FUND
 2011                                   1,154            9.21      to           10.39              11,868
 2010                                   1,146            9.44      to           10.68              12,178
 2009                                     963            9.76      to            9.76               9,399
 2008                                     707            6.67      to            6.67               4,709
 2007                                     182           11.80      to           11.80               2,147
GOLDMAN SACHS CORE FIXED
 INCOME FUND
 2011                                   5,155           12.24      to           12.24              63,083
 2010                                   4,241           11.57      to           11.72              49,091
 2009                                   3,288           10.91      to           10.91              35,880
 2008                                     922            9.53      to            9.53               8,798
 2007                                     178           10.85      to           10.85               1,935

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON GROWTH
 ALLOCATION FUND
 2011                             --      to       1.25%      1.67%     to       2.21%      (4.35)%    to       (3.15)%
 2010                             --      to       1.25%      1.47%     to       2.71%      12.89%     to       14.31%
 2009                           0.35%     to       1.25%      2.01%     to       2.14%      29.46%     to       30.63%
 2008                           0.35%     to       1.25%      1.99%     to       3.14%     (31.61)%    to      (30.99)%
 2007                           0.35%     to       1.25%      4.76%     to       6.00%       3.23%     to        9.21%
FRANKLIN TEMPLETON MODERATE
 ALLOCATION FUND
 2011                             --      to       1.25%      2.33%     to       2.44%      (2.71)%    to       (1.49)%
 2010                             --      to       1.25%      1.58%     to       1.83%      10.58%     to       11.97%
 2009                           0.35%     to       1.25%      2.08%     to       2.37%      23.13%     to       24.24%
 2008                           0.35%     to       1.25%      2.47%     to       3.41%     (22.20)%    to      (21.49)%
 2007                           0.35%     to       1.25%      3.13%     to      12.46%       3.41%     to        8.04%
TEMPLETON FOREIGN FUND
 2011                             --      to       1.25%      2.41%     to       2.65%     (13.80)%    to      (12.71)%
 2010                             --      to       1.25%      1.95%     to       2.05%       7.16%     to        8.50%
 2009                             --      to       1.25%      1.81%     to       1.88%      47.87%     to       49.73%
 2008                             --      to       1.25%      3.12%     to       4.45%     (46.76)%    to      (38.53)%
 2007                             --      to       1.25%      1.41%     to       1.94%      15.79%     to       17.25%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           0.70%     to       0.70%        --      to         --       (5.26)%    to       (5.26)%
 2010                           0.70%     to       0.70%        --      to         --       27.05%     to       27.05%
 2009                           0.70%     to       0.70%        --      to         --       42.94%     to       42.94%
 2008                           0.70%     to       0.70%        --      to         --      (42.75)%    to      (42.75)%
HIGHLAND PREMIER GROWTH
 EQUITY FUND+
 2011                             --      to       1.25%        --      to         --       (1.20)%    to        0.05%
 2010                             --      to       1.25%        --      to         --        9.91%     to       11.29%
 2009                             --      to       1.25%      0.38%     to       1.44%      36.81%     to       38.17%
 2008                           0.85%     to       1.25%      0.04%     to       0.07%     (37.19)%    to      (36.94)%
 2007                           0.85%     to       1.25%        --      to         --        3.68%     to        4.09%
GOLDMAN SACHS BALANCED FUND
 2011                           1.05%     to       1.25%      1.89%     to       1.95%       3.34%     to        3.55%
 2010                           1.05%     to       1.25%      3.12%     to       3.46%      11.92%     to       12.14%
 2009                           1.05%     to       1.25%      4.47%     to       5.57%      22.26%     to       22.50%
 2008                           1.25%     to       1.25%      5.73%     to       5.73%     (24.24)%    to      (24.24)%
GOLDMAN SACHS CAPITAL GROWTH
 FUND
 2011                           1.05%     to       1.25%      0.17%     to       0.25%      (2.70)%    to       (2.50)%
 2010                           1.05%     to       1.25%        --      to         --        9.45%     to        9.67%
 2009                           1.25%     to       1.25%        --      to         --       46.38%     to       46.38%
 2008                           1.25%     to       1.25%        --      to         --      (43.52)%    to      (43.52)%
 2007                           1.25%     to       1.25%        --      to         --        8.22%     to        8.22%
GOLDMAN SACHS CORE FIXED
 INCOME FUND
 2011                           1.25%     to       1.25%      1.91%     to       1.91%       5.74%     to        5.74%
 2010                           0.50%     to       1.25%      0.94%     to       2.79%       6.01%     to        6.81%
 2009                           1.25%     to       1.25%      3.67%     to       3.67%      14.51%     to       14.51%
 2008                           1.25%     to       1.25%      4.70%     to       4.70%     (12.16)%    to      (12.16)%
 2007                           1.25%     to       1.25%      5.60%     to       5.60%       5.09%     to        5.09%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS STRUCTURED U.S.
 EQUITY FUND
 2011                                      55           $9.15      to           $9.15                $501
 2010                                      39            8.89      to            8.89                 342
 2009                                      25            7.97      to            7.97                 195
 2008                                       3            6.67      to            6.67                  22
GOLDMAN SACHS GOVERNMENT
 INCOME FUND
 2011                                 205,907           12.70      to           15.42           2,647,749
 2010                                 177,236           12.08      to           14.99           2,148,360
 2009                                 123,965           11.66      to           15.07           1,442,820
 2008                                  10,336           11.12      to           11.30             116,522
 2007                                   2,041           10.90      to           10.97              22,343
GOLDMAN SACHS GROWTH & INCOME
 FUND
 2011                                  26,958            7.28      to            8.65             218,350
 2010                                 126,514            7.93      to            9.49           1,044,937
 2009                                 113,144            7.15      to            8.62             841,743
 2008                                  88,401            6.07      to            7.38             543,923
 2007                                  62,455           11.59      to           11.66             723,936
GOLDMAN SACHS GROWTH
 OPPORTUNITIES FUND
 2011                                  30,319           10.95      to           12.98             347,877
 2010                                  19,828           11.47      to           13.70             239,335
 2009                                  14,671            9.71      to           11.70             146,652
 2008                                   1,972            6.20      to            7.52              13,789
 2007                                     351           12.73      to           12.73               4,472
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2011                                   1,509            6.12      to            7.51              10,326
 2010                                     824            7.46      to            9.20               6,810
 2009                                     202            6.84      to            8.47               1,418
GOLDMAN SACHS MID CAP VALUE
 FUND
 2011                                 230,822           16.36      to           43.54           4,352,161
 2010                                 234,787           17.74      to           46.62           4,969,035
 2009                                 215,700           14.44      to           37.49           3,823,591
 2008                                 196,256           11.02      to           22.06           2,684,825
 2007                                 145,524           17.64      to           35.35           3,322,278
GOLDMAN SACHS SMALL CAP VALUE
 FUND
 2011                                 210,253           10.17      to           11.52           2,244,666
 2010                                 167,358           10.18      to           11.61           1,783,178
 2009                                 181,121            8.23      to            9.34           1,536,312
 2008                                  41,730            6.45      to            7.41             280,946
 2007                                  23,243            8.83      to           10.30             217,141
GOLDMAN SACHS STRATEGIC
 GROWTH FUND
 2011                                     620           10.38      to           10.61               6,406
 2010                                     469           10.83      to           11.03               5,082
 2009                                     309            9.92      to           10.07               3,063
GOLDMAN SACHS HIGH YIELD FUND
 2011                                 207,139           13.28      to           14.74           2,920,898
 2010                                 161,051            7.28      to           13.16           2,199,886
 2009                                  57,870           11.75      to           12.71             666,694
 2008                                  34,926            5.05      to            7.93             274,751
 2007                                  29,417            7.62      to           11.13             325,902

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
GOLDMAN SACHS STRUCTURED U.S.
 EQUITY FUND
 2011                           1.25%     to       1.25%      2.05%     to       2.05%       2.94%     to        2.94%
 2010                           1.25%     to       1.25%      1.46%     to       1.46%      11.57%     to       11.57%
 2009                           1.25%     to       1.25%      3.04%     to       3.04%      19.39%     to       19.39%
 2008                           1.25%     to       1.25%      9.83%     to       9.83%     (38.45)%    to      (38.45)%
GOLDMAN SACHS GOVERNMENT
 INCOME FUND
 2011                             --      to       1.25%      1.27%     to       1.28%       5.16%     to        6.48%
 2010                             --      to       1.25%      1.72%     to       1.72%      (0.53)%    to        3.54%
 2009                             --      to       1.25%      2.20%     to       2.66%      (0.07)%    to        3.29%
 2008                             --      to       1.25%      4.28%     to       8.98%       3.71%     to        5.02%
 2007                           0.85%     to       1.25%      4.54%     to       6.62%       5.70%     to        6.12%
GOLDMAN SACHS GROWTH & INCOME
 FUND
 2011                           0.50%     to       1.25%      0.92%     to       1.19%      (8.84)%    to       (8.15)%
 2010                           0.50%     to       1.25%      1.16%     to       1.18%      10.09%     to       10.92%
 2009                           0.50%     to       1.25%      1.79%     to       1.80%      16.79%     to       17.67%
 2008                           0.50%     to       1.25%      1.47%     to       5.35%     (36.31)%    to      (35.83)%
 2007                           0.85%     to       1.25%      1.41%     to       2.07%       0.16%     to        0.56%
GOLDMAN SACHS GROWTH
 OPPORTUNITIES FUND
 2011                           0.50%     to       1.25%        --      to         --       (5.25)%    to       (4.53)%
 2010                           0.50%     to       1.25%        --      to         --       17.16%     to       18.04%
 2009                           0.50%     to       1.25%        --      to         --       55.63%     to       56.80%
 2008                           0.50%     to       1.25%        --      to         --      (40.95)%    to      (40.50)%
 2007                           1.25%     to       1.25%        --      to         --       17.85%     to       17.85%
GOLDMAN SACHS CONCENTRATED
 INTERNATIONAL EQUITY FUND
 2011                           0.75%     to       1.25%      3.44%     to       3.62%     (18.42)%    to      (18.01)%
 2010                           0.75%     to       1.25%      2.34%     to       3.19%       8.59%     to        9.14%
 2009                           0.75%     to       1.25%      4.14%     to       5.11%      25.36%     to       25.99%
GOLDMAN SACHS MID CAP VALUE
 FUND
 2011                             --      to       1.25%      0.47%     to       0.48%      (7.77)%    to       (6.61)%
 2010                             --      to       1.25%      0.39%     to       0.49%      22.81%     to       24.36%
 2009                             --      to       1.25%      0.97%     to       1.11%      31.05%     to       32.70%
 2008                             --      to       1.25%      0.85%     to       0.96%     (37.60)%    to      (37.52)%
 2007                             --      to       1.25%      1.14%     to       1.73%      (8.49)%    to        1.63%
GOLDMAN SACHS SMALL CAP VALUE
 FUND
 2011                           0.50%     to       1.25%      0.22%     to       0.25%      (0.83)%    to       (0.09)%
 2010                           0.50%     to       1.25%      0.29%     to       0.30%      24.32%     to       25.26%
 2009                             --      to       1.25%      1.06%     to       1.07%      26.12%     to       27.71%
 2008                             --      to       1.25%      0.33%     to       1.11%     (28.12)%    to      (27.22)%
 2007                           0.50%     to       1.25%        --      to         --      (11.68)%    to       (6.88)%
GOLDMAN SACHS STRATEGIC
 GROWTH FUND
 2011                           0.85%     to       1.25%      0.16%     to       0.25%      (4.20)%    to       (3.82)%
 2010                           0.85%     to       1.25%      0.38%     to       0.58%       9.16%     to        9.60%
 2009                           0.85%     to       1.25%      0.15%     to       0.15%      41.69%     to       42.26%
GOLDMAN SACHS HIGH YIELD FUND
 2011                             --      to       1.25%      7.25%     to       7.25%       0.98%     to        2.25%
 2010                             --      to       1.25%      7.60%     to       7.65%       5.05%     to       11.95%
 2009                             --      to       1.25%      8.85%     to       9.23%      48.27%     to       50.13%
 2008                             --      to       1.25%      8.32%     to       8.33%     (33.73)%    to      (28.74)%
 2007                             --      to       1.25%      8.03%     to       8.09%      (6.04)%    to        0.44%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE
 FUND
 2011                                  51,400           $7.38      to           $7.82            $390,086
 2010                                  30,110            8.10      to            8.48             249,229
 2009                                   9,221            7.32      to            7.41              67,760
 2008                                     162            5.94      to            5.94                 967
GOLDMAN SACHS SMALL/MID CAP
 GROWTH FUND
 2011                                  23,240           21.00      to           21.75             493,531
 2010                                  20,951           22.21      to           22.72             469,059
 2009                                   8,903           18.57      to           18.64             165,719
GOLDMAN SACHS SATELLITE
 STRATEGIES PORTFOLIO
 2011                                       2            9.55      to            9.55                  15
JOHN HANCOCK SMALL CAP EQUITY
 FUND
 2011                                  88,445           11.36      to           12.86           1,052,833
 2010                                 100,307           12.46      to           13.49           1,302,980
 2009                                 134,315            9.48      to           10.46           1,319,352
 2008                                 133,309            6.49      to            7.07             894,048
 2007                                 124,624           11.80      to           12.70           1,493,108
FROST DIVIDEND VALUE EQUITY
 FUND
 2011                                     911           10.87      to           10.87               9,903
HARTFORD ADVISERS HLS FUND
 2011                                 667,707           12.25      to           19.34           7,517,225
 2010                                 737,012           11.03      to           19.32           8,199,270
 2009                                 792,727            7.99      to            9.99           7,922,972
 2008                                 862,798            6.13      to            7.78           6,723,058
 2007                                 513,449           11.55      to           12.26           5,895,967
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                               1,637,828           11.63      to           15.00          22,635,682
 2010                               2,035,595           10.90      to           14.19          28,333,768
 2009                               1,224,686           10.99      to           13.37          14,504,700
 2008                               1,095,058            9.58      to           11.77          11,617,684
 2007                                 787,651           11.15      to           12.90           8,843,325
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                               1,548,624           16.28      to           23.02          23,068,172
 2010                               1,594,301           18.61      to           25.99          26,553,963
 2009                               1,855,399           16.17      to           22.30          26,814,183
 2008                               1,957,089           11.24      to           15.31          19,463,100
 2007                               1,215,919           20.92      to           28.14          26,705,556
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                               2,821,893            4.09      to           14.37          24,445,236
 2010                               2,444,809            4.03      to           11.21          22,196,919
 2009                               1,457,090            3.56      to           10.05           9,940,730
 2008                               1,342,915            2.86      to            8.18           7,611,246
 2007                               1,400,616            4.23      to           12.29           9,765,901
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  46,630            9.32      to            9.53             441,808
 2010                                  48,755           10.41      to           10.57             514,252
 2009                                  46,016            9.08      to            9.25             421,386
 2008                                  42,917            6.47      to            6.50             278,388

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
GOLDMAN SACHS LARGE CAP VALUE
 FUND
 2011                             --      to       1.25%      1.28%     to       1.32%      (8.95)%    to       (7.81)%
 2010                             --      to       1.25%      0.72%     to       0.75%      10.73%     to       12.13%
 2009                           0.75%     to       1.25%      1.51%     to       2.39%      23.22%     to       23.83%
 2008                           1.25%     to       1.25%      8.99%     to       8.99%     (38.07)%    to      (38.07)%
GOLDMAN SACHS SMALL/MID CAP
 GROWTH FUND
 2011                             --      to       1.25%        --      to         --       (5.45)%    to       (4.27)%
 2010                             --      to       1.25%        --      to         --       19.61%     to       21.12%
 2009                           0.75%     to       1.25%        --      to         --       85.68%     to       86.44%
GOLDMAN SACHS SATELLITE
 STRATEGIES PORTFOLIO
 2011                           0.85%     to       0.85%      1.31%     to       1.31%      (4.50)%    to       (4.50)%
JOHN HANCOCK SMALL CAP EQUITY
 FUND
 2011                             --      to       1.25%      1.98%     to      21.40%      (8.78)%    to       (7.63)%
 2010                           0.35%     to       1.25%      0.36%     to       0.73%      31.42%     to       32.61%
 2009                             --      to       1.25%        --      to         --       46.14%     to       47.98%
 2008                             --      to       1.25%        --      to         --      (45.02)%    to      (44.33)%
 2007                             --      to       1.25%        --      to         --        0.17%     to        1.43%
FROST DIVIDEND VALUE EQUITY
 FUND
 2011                           1.25%     to       1.25%      1.86%     to       1.86%      (3.89)%    to       (3.89)%
HARTFORD ADVISERS HLS FUND
 2011                             --      to       1.25%      1.53%     to       1.71%       0.34%     to        1.86%
 2010                             --      to       1.25%      1.47%     to       1.48%      10.47%     to       10.58%
 2009                           0.45%     to       1.25%      2.63%     to       2.63%      28.35%     to       30.29%
 2008                           0.45%     to       1.25%      5.52%     to       5.52%     (32.66)%    to      (31.64)%
 2007                           0.50%     to       1.25%      2.29%     to      12.49%       5.05%     to        6.10%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                             --      to       1.25%      0.21%     to       0.23%       5.40%     to        6.99%
 2010                             --      to       1.25%      3.98%     to       4.40%       3.02%     to        6.18%
 2009                             --      to       1.25%      4.07%     to       6.90%      13.58%     to       14.72%
 2008                             --      to       1.25%      7.83%     to      58.83%      (8.77)%    to       (7.86)%
 2007                             --      to       1.25%      6.02%     to      16.49%      (0.82)%    to        3.37%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                             --      to       1.25%      0.72%     to       1.05%     (12.51)%    to      (11.41)%
 2010                             --      to       1.25%      0.68%     to       0.79%      15.06%     to       16.50%
 2009                             --      to       1.25%      0.88%     to       0.93%      43.86%     to       45.67%
 2008                             --      to       1.25%      1.89%     to       1.97%     (46.27)%    to      (45.59)%
 2007                             --      to       1.25%      0.13%     to       0.13%      15.38%     to       16.83%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                             --      to       1.25%      1.81%     to       2.51%      (0.19)%    to        1.32%
 2010                             --      to       1.25%      1.68%     to       1.94%      11.53%     to       13.21%
 2009                             --      to       1.25%      2.36%     to       2.68%      22.82%     to       24.68%
 2008                             --      to       1.25%      2.24%     to       4.40%     (33.44)%    to      (32.43)%
 2007                             --      to       1.25%      1.71%     to       3.16%       6.64%     to        8.26%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           0.35%     to       1.25%      0.01%     to       0.01%     (10.64)%    to       (9.83)%
 2010                           0.35%     to       1.25%      1.05%     to       1.18%      14.57%     to       15.32%
 2009                             --      to       1.25%      1.07%     to       1.13%      40.36%     to       42.13%
 2008                             --      to       1.25%      1.01%     to       1.18%     (35.29)%    to      (34.95)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND+
 2011                                  78,719          $10.11      to          $15.76          $1,306,539
 2010                                  70,591            9.37      to           11.16           1,094,498
 2009                                  72,177           10.58      to           18.49           1,085,340
 2008                                  65,637            8.75      to           15.06             844,058
 2007                                  49,902           11.93      to           20.24             905,055
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                   9,146            6.98      to            8.29              69,300
 2010                                   7,469            8.16      to            9.78              66,076
 2009                                   4,153            7.20      to            8.69              31,570
 2008                                     844            5.33      to            6.50               5,009
 2007                                       8           13.88      to           13.88                 114
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                                     455           10.17      to           10.17               4,629
 2010                                     404           10.21      to           10.21               4,126
 2009                                     265            9.09      to            9.09               2,413
 2008                                     110            7.34      to            7.34                 807
HARTFORD GROWTH HLS FUND
 2011                                  33,202            9.97      to           11.00             343,895
 2010                                  31,375           11.12      to           12.02             365,468
 2009                                  33,287            9.45      to           10.07             332,960
 2008                                  22,384            7.15      to            7.53             173,013
 2007                                  14,443           12.34      to           13.58             193,107
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                                 286,960           11.16      to           23.57           2,631,594
 2010                                 268,287           11.28      to           25.86           2,797,251
 2009                                 191,529            9.74      to           22.00           1,775,872
 2008                                  87,842            7.63      to           17.05             652,067
 2007                                  26,955           14.25      to           32.75             395,835
HARTFORD INDEX HLS FUND
 2011                               1,422,397            2.16      to           11.71           8,700,470
 2010                               1,439,077            2.12      to           10.17           8,987,012
 2009                               1,455,901            1.85      to            9.00           7,778,733
 2008                               1,305,931            1.46      to            7.24           6,123,586
 2007                               1,164,777            2.33      to           11.69           6,777,105
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                                 122,297            9.52      to           10.67           1,250,688
 2010                                 138,070           12.46      to           12.60           1,664,630
 2009                                 133,538           10.81      to           11.17           1,427,817
 2008                                 152,950            8.14      to            8.49           1,235,708
 2007                                     105           14.93      to           14.93               1,578
HARTFORD MIDCAP HLS FUND
 2011                                 750,590           17.85      to           19.39          13,669,927
 2010                                 740,670           19.63      to           21.05          14,744,596
 2009                                 453,400           16.10      to           17.05           7,430,700
 2008                                 450,853           12.45      to           13.02           5,679,508
 2007                                 425,863           19.49      to           20.14           8,561,783

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD HEALTHCARE HLS FUND+
 2011                           0.35%     to       1.25%        --      to         --        6.92%     to        7.89%
 2010                           0.35%     to       1.25%      0.03%     to       0.03%       5.51%     to        6.46%
 2009                             --      to       1.25%      0.38%     to       0.39%      20.89%     to       22.72%
 2008                             --      to       1.25%      0.25%     to       0.57%     (26.67)%    to      (25.56)%
 2007                             --      to       1.25%      0.11%     to       0.11%       4.54%     to        6.12%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           0.50%     to       1.25%        --      to         --      (15.17)%    to      (14.53)%
 2010                           0.50%     to       1.25%      0.05%     to       0.06%      12.55%     to       13.40%
 2009                           0.50%     to       1.25%      0.57%     to       0.63%      33.62%     to       34.63%
 2008                           0.75%     to       1.25%      2.00%     to       2.00%     (53.17)%    to      (52.93)%
 2007                           1.25%     to       1.25%        --      to         --       23.19%     to       23.19%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           1.25%     to       1.25%      0.94%     to       0.94%      (0.35)%    to       (0.35)%
 2010                           1.25%     to       1.25%      1.29%     to       1.29%      12.35%     to       12.35%
 2009                           1.25%     to       1.25%      1.70%     to       1.70%      23.78%     to       23.78%
 2008                           1.25%     to       1.25%      1.86%     to       1.86%     (38.21)%    to      (38.21)%
HARTFORD GROWTH HLS FUND
 2011                           0.35%     to       1.25%        --      to       0.36%     (10.31)%    to       (9.27)%
 2010                             --      to       1.25%      0.03%     to       0.03%      17.59%     to       19.33%
 2009                             --      to       1.25%      0.25%     to       0.54%      32.23%     to       33.67%
 2008                             --      to       1.25%      1.42%     to       1.42%     (43.76)%    to      (42.65)%
 2007                           0.85%     to       1.25%      0.02%     to       0.02%      15.33%     to       15.79%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                             --      to       1.25%        --      to         --      (10.23)%    to       (8.87)%
 2010                             --      to       1.25%      0.01%     to       0.02%      15.82%     to       17.55%
 2009                             --      to       1.25%      0.36%     to       0.60%      27.68%     to       29.01%
 2008                             --      to       1.25%      0.23%     to       1.28%     (47.93)%    to      (46.48)%
 2007                             --      to       1.25%      0.03%     to       1.15%       8.71%     to       27.72%
HARTFORD INDEX HLS FUND
 2011                             --      to       1.25%      1.69%     to       1.76%       0.34%     to        1.81%
 2010                             --      to       1.25%      0.14%     to       1.66%      13.03%     to       14.73%
 2009                             --      to       1.25%      2.37%     to       2.45%      24.25%     to       26.15%
 2008                             --      to       1.25%      2.30%     to       5.12%     (38.05)%    to      (37.11)%
 2007                             --      to       1.25%      1.60%     to       4.87%       3.64%     to        5.20%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.35%     to       1.25%      0.05%     to       0.05%     (15.25)%    to      (14.27)%
 2010                             --      to       1.25%      1.12%     to       1.25%      10.10%     to       12.78%
 2009                           0.45%     to       1.25%      2.07%     to       2.74%      31.48%     to       32.86%
 2008                           0.45%     to       1.25%      5.19%     to       5.40%     (43.11)%    to      (39.42)%
 2007                           1.25%     to       1.25%      4.41%     to       4.41%      25.53%     to       25.53%
HARTFORD MIDCAP HLS FUND
 2011                             --      to       1.25%      0.72%     to       0.73%      (9.06)%    to       (7.92)%
 2010                             --      to       1.25%      0.07%     to       0.27%      21.92%     to       23.45%
 2009                             --      to       1.25%      0.59%     to       0.63%      29.33%     to       30.96%
 2008                             --      to       1.25%      0.51%     to       0.57%     (36.13)%    to      (35.32)%
 2007                             --      to       1.25%      0.49%     to       0.56%      13.87%     to       15.30%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND
 2011                               1,137,006          $10.51      to          $12.55         $11,404,360
 2010                               1,149,708           10.34      to           12.55          11,848,118
 2009                               1,183,035           10.47      to           12.55          12,111,213
 2008                               1,021,167           10.60      to           12.54          10,797,639
 2007                                 538,595           10.54      to           12.28           5,398,912
HARTFORD SMALL COMPANY HLS
 FUND
 2011                               1,301,670            9.51      to           16.64           4,480,168
 2010                               1,134,632            9.60      to            9.85           4,066,244
 2009                                 479,093            2.37      to            7.85           2,398,940
 2008                                 409,152            1.83      to            6.16           1,546,010
 2007                                 350,969            3.09      to           18.98           2,419,915
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                  18,424           12.13      to           21.67             220,620
 2010                                  18,928           12.14      to           21.37             229,908
 2009                                  13,350            9.02      to           15.65             118,728
 2008                                   8,423            6.77      to           11.57              56,054
 2007                                   3,239           10.98      to           18.71              34,778
HARTFORD STOCK HLS FUND
 2011                                 501,783           11.06      to           22.48           5,179,897
 2010                                 594,961           11.32      to           22.73           6,233,382
 2009                                 677,802            9.24      to           19.80           6,373,827
 2008                                 653,496            7.14      to           13.99           4,348,644
 2007                                 333,278           12.72      to           24.60           4,158,288
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                                 153,973           10.73      to           11.01           1,682,233
 2010                                  82,750           10.36      to           10.51             866,372
 2009                                  90,671           10.11      to           10.28             922,773
 2008                                 273,679            9.90      to            9.92           2,715,160
HARTFORD VALUE HLS FUND
 2011                                 105,389           10.95      to           11.21           1,160,636
 2010                                 107,591           11.29      to           11.44           1,219,018
THE HARTFORD CHECKS AND
 BALANCES FUND
 2011                                  31,420           10.60      to           10.75             335,406
 2010                                   6,842           11.04      to           11.11              75,522
THE HARTFORD TARGET
 RETIREMENT 2010 FUND
 2011                                  84,558           10.57      to           16.61           1,101,637
 2010                                  50,300           10.45      to           10.93             637,026
 2009                                  40,158            9.35      to           14.53             477,504
 2008                                     405            7.40      to            7.42               2,998
THE HARTFORD TARGET
 RETIREMENT 2020 FUND
 2011                                 314,770            9.97      to           10.58           3,885,898
 2010                                 161,272            9.97      to           10.70           1,828,026
 2009                                  76,021            8.85      to            9.03             739,734
 2008                                   2,194            6.90      to            6.92              15,174

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND
 2011                             --      to       1.25%        --      to         --       (1.24)%    to          --
 2010                             --      to       1.25%        --      to         --       (1.24)%    to       (1.24)%
 2009                             --      to       1.25%      0.05%     to       0.06%      (1.19)%    to        0.06%
 2008                             --      to       1.25%      1.49%     to       2.13%       0.61%     to        2.14%
 2007                             --      to       1.25%      4.50%     to       4.77%       3.38%     to        4.95%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.35%     to       1.25%        --      to         --       (4.82)%    to       (3.96)%
 2010                           0.50%     to       1.25%        --      to         --       22.30%     to       23.22%
 2009                             --      to       1.25%      0.01%     to       0.01%      27.41%     to       29.29%
 2008                             --      to       1.25%      0.12%     to       0.12%     (41.47)%    to      (40.60)%
 2007                             --      to       1.25%      0.22%     to       0.26%      12.81%     to       14.23%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                             --      to       1.25%        --      to         --       (0.08)%    to        1.42%
 2010                             --      to       1.25%        --      to         --       34.52%     to       36.56%
 2009                             --      to       1.25%      0.09%     to       0.09%      33.38%     to       35.28%
 2008                             --      to       1.25%      0.37%     to       0.48%     (38.35)%    to      (38.17)%
 2007                             --      to       1.25%      0.07%     to       0.50%     (10.03)%    to       (3.31)%
HARTFORD STOCK HLS FUND
 2011                             --      to       1.25%      1.19%     to       1.42%      (2.57)%    to       (1.09)%
 2010                             --      to       1.25%      0.23%     to       1.18%      13.38%     to       14.80%
 2009                             --      to       1.25%      1.58%     to       1.65%      39.43%     to       41.54%
 2008                             --      to       1.25%      1.51%     to       2.26%     (43.84)%    to      (43.13)%
 2007                             --      to       1.25%      0.94%     to       0.96%       4.59%     to        5.90%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.50%     to       1.25%        --      to       2.24%       3.57%     to        4.35%
 2010                           0.65%     to       1.25%      3.73%     to       4.68%       2.50%     to        3.12%
 2009                             --      to       1.25%      0.03%     to       0.03%       2.10%     to        3.38%
 2008                           0.65%     to       1.25%      0.39%     to       4.45%      (1.23)%    to       (1.02)%
HARTFORD VALUE HLS FUND
 2011                             --      to       1.25%      1.60%     to       1.76%      (3.42)%    to       (1.96)%
 2010                             --      to       1.25%      0.58%     to       0.86%      12.88%     to       14.36%
THE HARTFORD CHECKS AND
 BALANCES FUND
 2011                           0.50%     to       1.25%      2.23%     to       3.71%      (3.92)%    to       (3.19)%
 2010                           0.50%     to       1.25%      0.81%     to       1.14%       4.94%     to        5.46%
THE HARTFORD TARGET
 RETIREMENT 2010 FUND
 2011                           0.15%     to       1.25%      2.11%     to       2.61%      (0.53)%    to        0.57%
 2010                           0.50%     to       1.25%      1.93%     to       2.26%      11.74%     to       12.42%
 2009                           1.05%     to       1.25%      2.07%     to       3.57%      26.40%     to       45.34%
 2008                           1.05%     to       1.25%     42.07%     to      46.05%     (28.39)%    to      (28.24)%
THE HARTFORD TARGET
 RETIREMENT 2020 FUND
 2011                             --      to       1.25%      1.55%     to       5.15%      (2.31)%    to       (1.08)%
 2010                             --      to       1.25%      2.17%     to       2.60%      12.65%     to       14.05%
 2009                           0.50%     to       1.25%      2.49%     to       2.81%      28.32%     to       29.29%
 2008                           1.05%     to       1.25%     19.05%     to      22.62%     (32.62)%    to      (32.49)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD TARGET
 RETIREMENT 2030 FUND
 2011                                 255,601           $9.67      to          $10.26          $2,890,983
 2010                                 140,838            9.73      to           10.51           1,505,017
 2009                                  66,646            8.56      to            8.73             590,935
 2008                                   2,111            6.72      to            6.74              14,203
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2011                                 109,756            9.62      to           18.53           1,433,432
 2010                                  49,934            9.66      to            9.93             556,944
 2009                                   2,539            8.68      to           16.26              40,918
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2011                                   6,862            8.74      to            9.06              69,404
 2010                                     411            9.70      to            9.96               4,180
THE HARTFORD MIDCAP FUND
 2011                                  20,932           10.91      to           11.06             229,524
 2010                                   3,298           12.03      to           12.10              39,661
THE HARTFORD SMALL COMPANY
 FUND
 2011                                  68,421            9.00      to            9.56             724,652
 2010                                  33,032            9.56      to            9.83             387,770
 2009                                   3,361            7.85      to           16.49              44,554
THE HARTFORD TOTAL RETURN
 BOND FUND
 2011                                  18,693           11.81      to           12.21             223,615
 2010                                  10,618           11.21      to           11.52             120,183
 2009                                   7,931           10.61      to           10.61              84,125
THE HARTFORD HEALTHCARE FUND+
 2011                                   4,879           10.23      to           10.68              65,012
 2010                                   1,692            9.61      to           15.91              25,495
 2009                                       8            9.14      to            9.14                  71
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2011                                   5,399            8.90      to           16.82              71,571
 2010                                   3,232            9.95      to           18.59              47,967
 2009                                   1,031            8.60      to            8.60               8,866
THE HARTFORD EQUITY GROWTH
 ALLOCATION FUND
 2011                                  87,610            8.75      to            9.29             811,772
 2010                                  64,876            9.12      to            9.85             629,719
 2009                                  26,570            7.89      to            8.33             210,238
 2008                                   1,337            6.08      to            6.08               8,131
THE HARTFORD BALANCED
 ALLOCATION FUND
 2011                                 289,390           10.04      to           10.66           3,208,895
 2010                                 236,802           10.14      to           10.79           2,803,769
 2009                                  94,119            9.11      to            9.47             858,433
 2008                                   1,622            7.21      to            7.25              11,690
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 2011                                 154,054           10.73      to           11.39           1,996,018
 2010                                 175,017           10.60      to           11.20           2,297,217
 2009                                  53,004            9.69      to            9.99             514,427
 2008                                       1            7.78      to            7.78                   8

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD TARGET
 RETIREMENT 2030 FUND
 2011                             --      to       1.25%      1.35%     to       3.80%      (3.62)%    to       (2.40)%
 2010                             --      to       1.25%      1.48%     to       2.34%      13.69%     to       14.98%
 2009                           0.50%     to       1.25%      2.02%     to       2.13%      27.46%     to       28.42%
 2008                           1.05%     to       1.25%     23.31%     to      25.81%     (35.01)%    to      (34.87)%
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 2011                           0.15%     to       1.25%      1.55%     to       2.14%      (0.36)%    to        0.74%
 2010                           0.50%     to       1.25%      0.76%     to       1.72%      11.29%     to       12.13%
 2009                           0.75%     to       1.25%      0.70%     to       1.37%      22.20%     to       62.63%
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
 2011                           0.50%     to       1.25%      1.54%     to       1.60%     (14.78)%    to      (14.14)%
 2010                           0.50%     to       1.25%      0.15%     to       0.99%      13.45%     to       14.30%
THE HARTFORD MIDCAP FUND
 2011                           0.50%     to       1.25%        --      to         --       (9.31)%    to       (8.62)%
 2010                           0.50%     to       1.25%        --      to         --        7.63%     to        8.17%
THE HARTFORD SMALL COMPANY
 FUND
 2011                             --      to       1.25%        --      to         --       (5.80)%    to       (4.62)%
 2010                           0.50%     to       1.25%        --      to         --       21.73%     to       22.64%
 2009                           0.75%     to       1.25%        --      to         --       27.50%     to       64.86%
THE HARTFORD TOTAL RETURN
 BOND FUND
 2011                           0.35%     to       1.25%      2.98%     to       3.15%       4.96%     to        5.91%
 2010                           0.50%     to       1.25%      1.80%     to       3.70%       5.70%     to        6.50%
 2009                           1.25%     to       1.25%      3.80%     to       3.80%      11.77%     to       11.77%
THE HARTFORD HEALTHCARE FUND+
 2011                           0.35%     to       1.25%        --      to         --        6.46%     to        7.43%
 2010                           0.75%     to       1.25%        --      to         --        5.19%     to        5.71%
 2009                           1.25%     to       1.25%        --      to         --       20.12%     to       20.12%
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 2011                           0.75%     to       1.25%        --      to         --      (10.48)%    to      (10.03)%
 2010                           1.05%     to       1.25%        --      to         --       15.68%     to       15.91%
 2009                           1.25%     to       1.25%        --      to         --       27.86%     to       27.86%
THE HARTFORD EQUITY GROWTH
 ALLOCATION FUND
 2011                             --      to       1.25%      0.12%     to       0.18%      (6.92)%    to       (5.75)%
 2010                             --      to       1.25%        --      to         --       15.50%     to       16.60%
 2009                           0.50%     to       1.25%      0.44%     to       1.06%      29.76%     to       30.36%
 2008                           1.25%     to       1.25%      9.30%     to       9.30%     (41.46)%    to      (41.46)%
THE HARTFORD BALANCED
 ALLOCATION FUND
 2011                             --      to       1.25%      1.86%     to       2.24%      (2.48)%    to       (1.26)%
 2010                             --      to       1.25%      0.77%     to       1.81%      11.40%     to       12.47%
 2009                           0.50%     to       1.25%      1.01%     to       2.37%      26.36%     to       27.09%
 2008                           0.85%     to       1.25%     17.47%     to      29.54%     (30.20)%    to      (29.92)%
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 2011                             --      to       1.25%      2.38%     to       2.45%       0.47%     to        1.74%
 2010                             --      to       1.25%      1.04%     to       2.61%       9.43%     to       10.49%
 2009                           0.50%     to       1.25%      1.35%     to       3.43%      24.49%     to       25.08%
 2008                           1.25%     to       1.25%        --      to         --      (23.92)%    to      (23.92)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL
 APPRECIATION FUND
 2011                                 851,294           $8.55      to          $10.32          $7,146,106
 2010                                 658,332           10.08      to           11.81           6,460,516
 2009                                 393,021            8.34      to            8.51           3,294,410
 2008                                  20,776            5.89      to            5.96             122,641
THE HARTFORD GROWTH
 ALLOCATION FUND
 2011                                 164,856            9.45      to           10.03           1,606,270
 2010                                 133,386            9.78      to           10.48           1,360,927
 2009                                  65,456            8.64      to            9.04             566,101
 2008                                   1,878            6.77      to            6.77              12,717
THE HARTFORD MONEY MARKET
 2011                                 210,642            9.91      to           10.34           2,126,702
 2010                                 161,540           10.03      to           10.32           1,632,250
 2009                                  53,202           10.16      to           10.37             528,689
THE HARTFORD INFLATION PLUS
 FUND
 2011                                  92,401           12.78      to           13.24           1,207,254
 2010                                  73,274           11.45      to           11.64             851,406
 2009                                   6,783           10.96      to           11.00              74,329
THE HARTFORD VALUE FUND
 2011                                     123           10.86      to           10.86               1,341
THE HARTFORD EQUITY INCOME
 FUND
 2011                                   6,598           12.13      to           12.17              80,027
 2010                                     297           11.47      to           11.47               3,407
THE HARTFORD TARGET
 RETIREMENT 2015 FUND
 2011                                  70,687           16.33      to           16.92           1,156,445
 2010                                  21,985           14.74      to           16.85             354,553
 2009                                   3,039           13.15      to           14.73              40,537
THE HARTFORD TARGET
 RETIREMENT 2025 FUND
 2011                                 178,668           16.82      to           17.42           3,024,106
 2010                                 128,822           15.06      to           17.63           2,223,292
 2009                                     442           13.40      to           15.35               6,029
THE HARTFORD TARGET
 RETIREMENT 2035 FUND
 2011                                  65,840           17.64      to           18.27           1,165,692
 2010                                  32,456           15.61      to           18.69             592,790
 2009                                   2,222           13.72      to           16.10              35,155
THE HARTFORD TARGET
 RETIREMENT 2040 FUND
 2011                                  54,259           17.93      to           18.58             980,019
 2010                                  15,515           15.81      to           19.13             287,726
 2009                                   1,377           13.81      to           16.39              21,948
THE HARTFORD TARGET
 RETIREMENT 2045 FUND
 2011                                  53,423           18.09      to           18.74             972,666
 2010                                  21,990           15.95      to           19.42             416,910
 2009                                     101           13.94      to           16.63               1,431
THE HARTFORD TARGET
 RETIREMENT 2050 FUND
 2011                                  28,194           17.94      to           18.59             505,721
 2010                                  10,798           15.91      to           19.39             200,583
 2009                                     322           16.58      to           16.61               5,335

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD CAPITAL
 APPRECIATION FUND
 2011                             --      to       1.25%        --      to       1.41%     (16.30)%    to      (15.24)%
 2010                             --      to       1.25%        --      to         --        7.50%     to       12.92%
 2009                           0.50%     to       1.25%        --      to         --       41.68%     to       42.75%
 2008                           0.50%     to       1.25%     19.79%     to      20.80%     (46.60)%    to      (46.20)%
THE HARTFORD GROWTH
 ALLOCATION FUND
 2011                             --      to       1.25%      1.06%     to       1.20%      (5.50)%    to       (4.31)%
 2010                             --      to       1.25%      0.63%     to       1.01%      13.21%     to       14.36%
 2009                           0.50%     to       1.25%      1.01%     to       1.60%      27.53%     to       28.02%
 2008                           1.25%     to       1.25%     22.45%     to      22.45%     (35.23)%    to      (35.23)%
THE HARTFORD MONEY MARKET
 2011                           0.35%     to       1.25%        --      to         --       (1.24)%    to       (0.35)%
 2010                           0.50%     to       1.25%        --      to         --       (1.24)%    to       (0.50)%
 2009                           0.50%     to       1.25%        --      to         --       (1.21)%    to       (0.47)%
THE HARTFORD INFLATION PLUS
 FUND
 2011                             --      to       1.25%      0.02%     to       2.44%      11.63%     to       13.04%
 2010                           0.35%     to       1.25%      0.90%     to       1.44%       4.54%     to        5.48%
 2009                           0.75%     to       1.25%      0.25%     to       1.61%       9.56%     to       10.01%
THE HARTFORD VALUE FUND
 2011                           1.25%     to       1.25%      2.25%     to       2.25%      (3.54)%    to       (3.54)%
THE HARTFORD EQUITY INCOME
 FUND
 2011                           1.05%     to       1.25%      1.12%     to       2.32%       5.73%     to        5.94%
 2010                           1.25%     to       1.25%      0.52%     to       0.52%       5.54%     to        5.54%
THE HARTFORD TARGET
 RETIREMENT 2015 FUND
 2011                             --      to       1.25%      1.84%     to       2.53%      (0.83)%    to        0.42%
 2010                             --      to       1.25%      1.93%     to       2.15%      12.11%     to       13.41%
 2009                           1.05%     to       1.25%      6.70%     to       7.97%      31.50%     to       47.28%
THE HARTFORD TARGET
 RETIREMENT 2025 FUND
 2011                             --      to       1.25%      1.53%     to       1.56%      (2.40)%    to       (1.17)%
 2010                             --      to       1.25%      1.22%     to       1.80%      12.41%     to       13.71%
 2009                           1.25%     to       1.25%      1.54%     to       2.83%      33.95%     to       53.47%
THE HARTFORD TARGET
 RETIREMENT 2035 FUND
 2011                             --      to       1.25%      1.48%     to       1.54%      (3.46)%    to       (2.21)%
 2010                             --      to       1.25%      1.43%     to       1.77%      13.74%     to       15.06%
 2009                           1.05%     to       1.25%      2.97%     to       3.89%      37.22%     to       61.02%
THE HARTFORD TARGET
 RETIREMENT 2040 FUND
 2011                             --      to       1.25%      1.63%     to       1.95%      (4.12)%    to       (2.92)%
 2010                             --      to       1.25%      1.30%     to       1.38%      14.43%     to       15.75%
 2009                           1.05%     to       1.25%      2.30%     to       4.21%      38.15%     to       63.87%
THE HARTFORD TARGET
 RETIREMENT 2045 FUND
 2011                             --      to       1.25%      0.81%     to       1.63%      (4.69)%    to       (3.49)%
 2010                             --      to       1.25%      1.06%     to       1.07%      14.43%     to       15.75%
 2009                           1.05%     to       1.25%      3.54%     to       3.82%      39.37%     to       66.32%
THE HARTFORD TARGET
 RETIREMENT 2050 FUND
 2011                             --      to       1.25%      1.13%     to       2.26%      (5.34)%    to       (4.15)%
 2010                             --      to       1.25%      1.10%     to       1.29%      14.35%     to       15.76%
 2009                           1.05%     to       1.25%      0.76%     to       1.07%      65.80%     to       66.08%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 2011                                      79           $8.14      to           $8.14                $643
HOTCHKIS AND WILEY LARGE CAP
 VALUE FUND
 2011                                  60,239            9.71      to           10.40             612,603
 2010                                  66,457           10.30      to           10.93             713,080
 2009                                  64,969            8.72      to            9.17             584,719
 2008                                  60,740            6.59      to            6.87             411,596
 2007                                  52,523           12.60      to           13.02             677,424
INVESCO V.I. TECHNOLOGY FUND
 2011                                  10,765           10.90      to           10.90             117,373
 2010                                  12,017           11.56      to           11.56             138,970
 2009                                   6,898            9.60      to            9.60              66,221
 2008                                   4,364            6.14      to            6.14              26,805
INVESCO LEISURE FUND
 2011                                  30,057           11.93      to           12.06             369,175
 2010                                  32,383           12.48      to           12.71             417,055
 2009                                  33,326           10.58      to           12.34             359,048
 2008                                  36,255            8.14      to            9.37             296,733
 2007                                  40,602           14.39      to           16.37             589,072
INVESCO TECHNOLOGY FUND
 2011                                  48,851            9.06      to            9.97             410,879
 2010                                  68,649            9.48      to           10.34             609,198
 2009                                  66,348            4.28      to            7.94             484,922
 2008                                  43,818            5.08      to            5.45             211,756
 2007                                  38,147            9.29      to            9.86             332,173
IVY GLOBAL NATURAL RESOURCES
 FUND
 2011                                 234,101            6.14      to           10.00           1,882,675
 2010                                 197,535            7.84      to           12.88           2,009,548
 2009                                 145,772            6.71      to           11.13           1,290,981
 2008                                  77,010            3.84      to            6.43             392,361
 2007                                  34,185           11.98      to           16.82             491,358
IVY LARGE CAP GROWTH FUND
 2011                                 100,980            9.70      to           11.86           1,035,520
 2010                                  71,497            9.54      to           11.77             720,957
 2009                                  25,502            9.18      to           10.44             237,849
 2008                                     113            7.40      to            8.48                 888
IVY SCIENCE & TECHNOLOGY FUND
 2011                                  24,128           11.77      to           12.48             286,957
 2010                                  15,889           12.43      to           13.01             196,675
 2009                                   3,894           11.35      to           11.57              44,176
 2008                                     174            8.22      to            8.32               1,420
IVY ASSET STRATEGY FUND
 2011                                  80,362           12.16      to           12.48             991,284
 2010                                  58,617           13.34      to           13.56             789,469
 2009                                   1,236           12.31      to           12.36              15,237

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THE HARTFORD INTERNATIONAL
 SMALL COMPANY FUND
 2011                           1.25%     to       1.25%      1.57%     to       1.57%     (18.63)%    to      (18.63)%
HOTCHKIS AND WILEY LARGE CAP
 VALUE FUND
 2011                           0.35%     to       1.25%      1.79%     to       1.96%      (5.68)%    to       (4.83)%
 2010                           0.35%     to       1.25%      0.06%     to       0.10%      18.08%     to       19.15%
 2009                           0.35%     to       1.25%      3.14%     to       3.22%      32.27%     to       33.47%
 2008                           0.35%     to       1.25%      1.81%     to       2.02%     (47.67)%    to      (47.20)%
 2007                           0.35%     to       1.25%      0.82%     to       0.96%     (11.86)%    to      (11.06)%
INVESCO V.I. TECHNOLOGY FUND
 2011                           0.70%     to       0.70%      0.18%     to       0.18%      (5.72)%    to       (5.72)%
 2010                           0.70%     to       0.70%        --      to         --       20.46%     to       20.46%
 2009                           0.70%     to       0.70%        --      to         --       56.30%     to       56.30%
 2008                           0.70%     to       0.70%        --      to         --      (44.89)%    to      (44.89)%
INVESCO LEISURE FUND
 2011                           0.50%     to       1.25%        --      to         --       (5.14)%    to       (4.43)%
 2010                           0.50%     to       1.25%      0.14%     to       0.15%      20.12%     to       21.03%
 2009                             --      to       1.25%      1.93%     to       1.96%      29.99%     to       31.62%
 2008                             --      to       1.25%        --      to         --      (43.45)%    to      (42.73)%
 2007                             --      to       1.25%      0.74%     to       1.02%      (2.13)%    to       (0.90)%
INVESCO TECHNOLOGY FUND
 2011                           0.35%     to       1.25%        --      to         --       (4.44)%    to       (3.58)%
 2010                           0.35%     to       1.25%        --      to         --       19.38%     to       20.46%
 2009                             --      to       1.25%        --      to         --       56.17%     to       58.14%
 2008                           0.35%     to       1.25%        --      to         --      (45.25)%    to      (44.75)%
 2007                           0.35%     to       1.25%        --      to         --        6.04%     to        7.00%
IVY GLOBAL NATURAL RESOURCES
 FUND
 2011                           0.35%     to       1.25%        --      to         --      (22.37)%    to      (21.66)%
 2010                           0.35%     to       1.25%        --      to         --       15.74%     to       16.78%
 2009                           0.35%     to       1.25%        --      to         --       72.97%     to       74.53%
 2008                           0.35%     to       1.25%      0.08%     to       0.12%     (61.76)%    to      (61.41)%
 2007                           0.50%     to       1.25%      5.79%     to       7.51%      17.46%     to       41.94%
IVY LARGE CAP GROWTH FUND
 2011                           0.35%     to       1.25%        --      to         --        0.78%     to        1.69%
 2010                           0.35%     to       1.25%      0.16%     to       0.23%      12.71%     to       13.72%
 2009                           0.50%     to       1.25%      0.82%     to       1.04%      23.13%     to       24.05%
 2008                           0.50%     to       1.25%      0.39%     to       1.81%     (38.84)%    to      (38.38)%
IVY SCIENCE & TECHNOLOGY FUND
 2011                             --      to       1.25%        --      to         --       (5.31)%    to       (4.12)%
 2010                             --      to       1.25%        --      to         --        9.57%     to       10.95%
 2009                           0.50%     to       1.25%        --      to         --       38.06%     to       39.10%
 2008                           0.50%     to       1.25%        --      to         --      (28.52)%    to      (27.98)%
IVY ASSET STRATEGY FUND
 2011                           0.35%     to       1.25%      1.24%     to       1.45%      (8.82)%    to       (7.99)%
 2010                           0.35%     to       1.25%      0.27%     to       0.35%       8.40%     to        9.38%
 2009                           0.75%     to       1.25%      0.43%     to       0.44%      23.07%     to       23.58%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN FORTY PORTFOLIO
 2011                                 128,767          $11.88      to          $11.88          $1,530,099
 2010                                 171,444           12.82      to           12.82           2,198,738
 2009                                 187,295           12.10      to           12.10           2,265,950
 2008                                 189,541            8.33      to            8.37           1,578,113
JANUS ASPEN WORLDWIDE
 PORTFOLIO
 2011                                  23,223            8.94      to            8.94             207,534
 2010                                  35,321           10.43      to           10.43             368,517
 2009                                  40,005            9.07      to            9.07             362,858
 2008                                  45,667            6.63      to            6.63             302,920
JANUS ASPEN ENTERPRISE
 PORTFOLIO
 2011                                   2,313           12.77      to           12.77              29,541
 2010                                   6,449           13.05      to           13.05              84,136
 2009                                   2,580           10.44      to           10.44              26,930
 2008                                   4,216            7.26      to            7.30              30,665
JANUS ASPEN BALANCED
 PORTFOLIO
 2011                                  36,460           12.98      to           12.98             473,210
 2010                                  21,261           12.86      to           12.86             273,401
 2009                                  24,502           11.95      to           11.95             292,747
 2008                                  19,598            9.56      to            9.56             187,314
JANUS ASPEN OVERSEAS
 PORTFOLIO
 2011                                  31,541            7.95      to           10.64             333,147
 2010                                  40,137           11.72      to           15.80             630,324
 2009                                  31,829           12.70      to           12.80             404,187
 2008                                  24,650            7.12      to            7.16             175,550
JANUS FLEXIBLE BOND FUND
 2011                                   1,973           12.04      to           12.04              23,751
 2010                                   1,611           11.39      to           11.39              18,345
 2009                                   1,191           10.66      to           10.66              12,694
 2008                                      32           10.93      to           10.93                 340
JANUS FORTY FUND
 2011                                 425,876            9.66      to           14.50           5,623,940
 2010                                 401,951           10.46      to           15.84           5,621,902
 2009                                 379,042           15.19      to           16.76           5,289,248
 2008                                 273,050           10.71      to           11.68           2,757,906
 2007                                 172,125           19.38      to           20.86           3,080,040
JANUS BALANCED FUND
 2011                                 135,931           12.22      to           12.60           1,696,099
 2010                                  17,190           13.94      to           14.09             241,493
 2009                                  19,197           12.08      to           12.15             232,526
 2008                                  89,083            5.22      to            6.87             155,814
 2007                                  80,851           12.13      to           12.58             251,799
JANUS ENTERPRISE FUND
 2011                                  41,679           15.24      to           15.53             643,365
 2010                                  35,004           15.77      to           15.95             556,228
 2009                                  24,345           12.73      to           12.77             310,395
JANUS OVERSEAS FUND
 2011                                 615,749            9.83      to           10.14           6,163,069
 2010                                 583,756           14.84      to           15.12           8,762,044
 2009                                 435,145           12.63      to           12.71           5,516,532

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JANUS ASPEN FORTY PORTFOLIO
 2011                           0.70%     to       0.70%      0.36%     to       0.36%      (7.35)%    to       (7.35)%
 2010                           0.70%     to       0.70%      0.35%     to       0.35%       6.01%     to        6.01%
 2009                           0.70%     to       0.70%      0.04%     to       0.04%      45.32%     to       45.32%
 2008                           0.45%     to       0.70%      0.07%     to       0.19%     (45.88)%    to      (44.54)%
JANUS ASPEN WORLDWIDE
 PORTFOLIO
 2011                           0.70%     to       0.70%      0.54%     to       0.54%     (14.34)%    to      (14.34)%
 2010                           0.70%     to       0.70%      0.62%     to       0.62%      15.03%     to       15.03%
 2009                           0.70%     to       0.70%      1.44%     to       1.44%      36.74%     to       36.74%
 2008                           0.70%     to       0.70%      2.04%     to       2.04%     (45.05)%    to      (45.05)%
JANUS ASPEN ENTERPRISE
 PORTFOLIO
 2011                           0.70%     to       0.70%        --      to         --       (2.11)%    to       (2.11)%
 2010                           0.70%     to       0.70%      0.05%     to       0.05%      24.97%     to       24.97%
 2009                           0.70%     to       0.70%        --      to         --       43.82%     to       43.82%
 2008                           0.45%     to       0.70%      0.48%     to       0.65%     (44.11)%    to      (44.03)%
JANUS ASPEN BALANCED
 PORTFOLIO
 2011                           0.70%     to       0.70%      2.96%     to       2.96%       0.93%     to        0.93%
 2010                           0.70%     to       0.70%      2.83%     to       2.83%       7.63%     to        7.63%
 2009                           0.70%     to       0.70%      3.12%     to       3.12%      25.01%     to       25.01%
 2008                           0.70%     to       0.70%      4.46%     to       4.46%     (16.43)%    to      (16.43)%
JANUS ASPEN OVERSEAS
 PORTFOLIO
 2011                             --      to       0.70%      0.43%     to       0.47%     (32.64)%    to      (32.17)%
 2010                             --      to       0.70%      0.23%     to       0.71%      17.19%     to       24.43%
 2009                           0.45%     to       0.70%      0.56%     to       0.57%      78.31%     to       78.75%
 2008                           0.45%     to       0.70%      1.73%     to       1.73%     (52.81)%    to      (52.45)%
JANUS FLEXIBLE BOND FUND
 2011                           0.50%     to       0.50%      3.71%     to       3.71%       5.72%     to        5.72%
 2010                           0.50%     to       0.50%      6.65%     to       6.65%       6.80%     to        6.80%
 2009                           0.50%     to       0.50%      2.00%     to       2.00%       6.61%     to        6.61%
 2008                           0.50%     to       0.50%      3.61%     to       3.61%       5.63%     to        5.63%
JANUS FORTY FUND
 2011                           0.35%     to       1.25%      0.24%     to       0.27%      (8.47)%    to       (7.65)%
 2010                           0.35%     to       1.25%        --      to         --        4.30%     to        5.25%
 2009                             --      to       1.25%        --      to         --       41.76%     to       43.53%
 2008                             --      to       1.25%        --      to         --      (44.72)%    to      (44.02)%
 2007                             --      to       1.25%      0.03%     to       0.05%      33.89%     to       35.57%
JANUS BALANCED FUND
 2011                             --      to       1.25%      1.86%     to       2.00%      (0.19)%    to        1.07%
 2010                           0.50%     to       1.25%      0.13%     to       0.14%      15.39%     to       16.26%
 2009                             --      to       1.25%      0.24%     to       0.60%      20.78%     to       21.52%
 2008                           0.50%     to       1.25%      0.80%     to       0.89%     (45.39)%    to      (44.98)%
 2007                             --      to       1.25%      0.18%     to       0.19%       7.57%     to        8.92%
JANUS ENTERPRISE FUND
 2011                           0.50%     to       1.25%        --      to         --       (3.32)%    to       (2.60)%
 2010                           0.50%     to       1.25%        --      to         --       23.90%     to       24.83%
 2009                           0.50%     to       1.25%        --      to         --       27.27%     to       27.73%
JANUS OVERSEAS FUND
 2011                             --      to       1.25%        --      to         --      (33.76)%    to      (32.92)%
 2010                             --      to       1.25%        --      to         --       17.50%     to       18.97%
 2009                             --      to       1.25%      0.29%     to       0.32%      26.34%     to       27.12%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JANUS WORLDWIDE FUND
 2011                                  26,141          $11.83      to          $12.20            $314,303
 2010                                  17,190           13.94      to           14.09             241,493
 2009                                  19,197           12.08      to           12.15             232,526
 2008                                  89,083            5.22      to            6.87             155,814
 2007                                  80,851           12.13      to           12.58             251,799
PERKINS MID CAP VALUE FUND
 2011                                  50,428           13.31      to           13.73             685,150
PRUDENTIAL JENNISON MID-CAP
 GROWTH FUND, INC.
 2011                                  41,499           19.17      to           19.77             815,796
 2010                                   9,691           19.01      to           19.32             186,120
 2009                                   3,947           16.04      to           16.14              63,579
PRUDENTIAL JENNISON 20/20
 FOCUS FUND
 2011                                  16,941           17.85      to           18.49             306,539
 2010                                  11,789           18.80      to           19.24             224,087
 2009                                      21           17.73      to           17.84                 381
JPMORGAN CORE BOND FUND
 2011                                  89,747           12.06      to           12.50           1,113,081
 2010                                  95,047           11.40      to           11.66           1,104,722
 2009                                   1,258           10.78      to           10.78              13,560
JPMORGAN SMALL CAP EQUITY
 FUND
 2011                                  11,159           20.38      to           20.82             230,948
 2010                                   9,522           20.11      to           20.39             193,478
 2009                                   5,420           16.17      to           16.27              87,943
JPMORGAN SMALL CAP GROWTH
 FUND
 2011                                  39,811           22.52      to           23.32             917,137
 2010                                  35,463           23.63      to           24.18             855,475
 2009                                   2,259           17.89      to           17.89              40,416
JPMORGAN SMALL CAP VALUE FUND
 2011                                  17,428           21.47      to           22.02             382,720
 2010                                  12,481           22.68      to           23.05             287,540
JPMORGAN U.S. REAL ESTATE
 FUND
 2011                                   5,092           29.69      to           30.11             152,693
 2010                                   1,721           28.36      to           28.62              48,963
 2009                                     113           22.03      to           22.03               2,492
JPMORGAN U.S. EQUITY FUND
 2011                                   3,044           11.07      to           11.07              33,715
 2010                                      90           11.42      to           11.42               1,022
JPMORGAN SMARTRETIREMENT 2010
 FUND
 2011                                  22,129            9.91      to           10.00             219,428
JPMORGAN SMARTRETIREMENT 2015
 FUND
 2011                                  30,549            9.75      to            9.86             299,084
JPMORGAN SMARTRETIREMENT 2020
 FUND
 2011                                  20,759            9.63      to            9.73             201,343
JPMORGAN SMARTRETIREMENT 2025
 FUND
 2011                                  27,605            9.43      to            9.45             260,662

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JANUS WORLDWIDE FUND
 2011                             --      to       1.25%      0.54%     to       4.37%     (15.12)%    to      (14.05)%
 2010                           0.50%     to       1.25%      0.13%     to       0.14%      15.39%     to       16.26%
 2009                             --      to       1.25%      0.24%     to       0.60%      20.78%     to       21.52%
 2008                           0.50%     to       1.25%      0.80%     to       0.89%     (45.39)%    to      (44.98)%
 2007                             --      to       1.25%      0.18%     to       0.19%       7.57%     to        8.92%
PERKINS MID CAP VALUE FUND
 2011                             --      to       1.25%      0.93%     to       1.38%      (3.94)%    to       (2.73)%
PRUDENTIAL JENNISON MID-CAP
 GROWTH FUND, INC.
 2011                           0.15%     to       1.25%      0.07%     to       0.09%       0.84%     to        1.95%
 2010                           0.35%     to       1.25%        --      to         --       18.49%     to       19.56%
 2009                           0.50%     to       1.25%      0.65%     to       0.89%      60.43%     to       61.43%
PRUDENTIAL JENNISON 20/20
 FOCUS FUND
 2011                             --      to       1.25%        --      to         --       (5.05)%    to       (3.86)%
 2010                             --      to       1.25%        --      to         --        6.03%     to        7.37%
 2009                           0.50%     to       1.25%        --      to         --       77.34%     to       78.44%
JPMORGAN CORE BOND FUND
 2011                             --      to       1.25%      3.50%     to       3.51%       5.85%     to        7.18%
 2010                             --      to       1.25%      1.50%     to       3.74%       5.74%     to        7.07%
 2009                           1.25%     to       1.25%      4.51%     to       4.51%       7.79%     to        7.79%
JPMORGAN SMALL CAP EQUITY
 FUND
 2011                           0.50%     to       1.25%      0.32%     to       0.37%       1.33%     to        2.10%
 2010                           0.50%     to       1.25%      0.20%     to       0.26%      24.44%     to       25.37%
 2009                           0.50%     to       1.25%      0.47%     to       0.53%      61.65%     to       62.65%
JPMORGAN SMALL CAP GROWTH
 FUND
 2011                             --      to       1.25%        --      to         --       (4.73)%    to       (3.53)%
 2010                             --      to       1.25%        --      to         --       32.11%     to       33.77%
 2009                           1.25%     to       1.25%        --      to         --       78.89%     to       78.89%
JPMORGAN SMALL CAP VALUE FUND
 2011                           0.35%     to       1.25%      1.04%     to       1.05%      (5.33)%    to       (4.48)%
 2010                           0.35%     to       1.25%      0.15%     to       0.27%      23.92%     to       25.04%
JPMORGAN U.S. REAL ESTATE
 FUND
 2011                           0.75%     to       1.25%      1.98%     to       2.63%       4.70%     to        5.22%
 2010                           0.75%     to       1.25%      2.16%     to       2.90%      28.75%     to       29.39%
 2009                           1.25%     to       1.25%        --      to         --      120.28%     to      120.28%
JPMORGAN U.S. EQUITY FUND
 2011                           1.25%     to       1.25%      1.16%     to       1.16%      (3.03)%    to       (3.03)%
 2010                           1.25%     to       1.25%        --      to         --        5.21%     to        5.21%
JPMORGAN SMARTRETIREMENT 2010
 FUND
 2011                             --      to       1.05%      0.99%     to       2.41%      (0.90)%    to        0.03%
JPMORGAN SMARTRETIREMENT 2015
 FUND
 2011                             --      to       1.25%      1.11%     to       1.91%      (2.50)%    to       (1.41)%
JPMORGAN SMARTRETIREMENT 2020
 FUND
 2011                             --      to       1.25%      1.07%     to       2.15%      (3.75)%    to       (2.67)%
JPMORGAN SMARTRETIREMENT 2025
 FUND
 2011                           1.05%     to       1.25%      1.46%     to       2.74%      (5.70)%    to       (5.53)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2030
 FUND
 2011                                  79,785           $9.26      to           $9.37            $746,195
JPMORGAN SMARTRETIREMENT 2035
 FUND
 2011                                   9,883            9.17      to            9.18              90,677
JPMORGAN SMARTRETIREMENT 2040
 FUND
 2011                                  40,086            9.16      to            9.26             370,646
JPMORGAN SMARTRETIREMENT 2045
 FUND
 2011                                   4,593            9.15      to            9.17              42,101
JPMORGAN SMARTRETIREMENT 2050
 FUND
 2011                                  54,507            9.17      to            9.26             504,519
JPMORGAN SMARTRETIREMENT
 INCOME FUND
 2011                                  19,568            9.90      to            9.90             193,759
JP MORGAN PRIME MONEY MARKET
 FUND
 2011                                 160,193            9.77      to            9.91           1,574,676
 2010                                 178,330            9.90      to            9.96           1,772,048
KEELEY SMALL CAP VALUE FUND
 2011                                 103,301           11.14      to           23.15           1,321,914
 2010                                 109,109           12.17      to           12.82           1,504,908
 2009                                 106,570            9.78      to           10.18           1,170,780
 2008                                  89,799            8.14      to           16.32             815,779
 2007                                  92,921           13.78      to           27.28           1,401,203
LOOMIS SAYLES BOND FUND
 2011                                  29,186           15.82      to           16.39             468,435
 2010                                  21,762           15.53      to           15.88             341,457
 2009                                       2           13.92      to           13.92                  34
LKCM AQUINAS GROWTH FUND
 2011                                   1,241           11.79      to           11.79              14,638
LKCM AQUINAS VALUE FUND
 2011                                   4,154           11.79      to           11.84              49,048
 2010                                   2,462           11.89      to           11.89              29,263
LORD ABBETT AFFILIATED FUND
 2011                                  79,697            7.55      to            8.86             642,500
 2010                                  68,317            8.23      to            9.43             632,477
 2009                                  47,755            7.24      to            8.62             397,940
 2008                                  20,681            6.09      to            7.10             146,187
 2007                                   1,202            9.74      to           11.44              12,178
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                 151,397           13.59      to           14.38           2,256,640
 2010                                  68,931           10.90      to           11.70           1,138,292
 2009                                  48,789            8.83      to           17.19             568,025
 2008                                  12,280            7.11      to           13.73             103,741
 2007                                   1,644           11.40      to           11.47              18,826
LORD ABBETT BOND DEBENTURE
 FUND
 2011                                 133,268           12.42      to           13.43           1,716,829
 2010                                 110,460           12.00      to           12.95           1,383,308
 2009                                  76,530           10.66      to           11.73             873,138
 2008                                  31,367            7.90      to            8.69             265,542
 2007                                   5,045           11.07      to           11.24              56,217

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
JPMORGAN SMARTRETIREMENT 2030
 FUND
 2011                             --      to       1.25%      1.09%     to       3.55%      (7.36)%    to       (6.33)%
JPMORGAN SMARTRETIREMENT 2035
 FUND
 2011                           1.05%     to       1.25%      1.83%     to       2.83%      (8.34)%    to       (8.18)%
JPMORGAN SMARTRETIREMENT 2040
 FUND
 2011                             --      to       1.25%      1.14%     to       9.73%      (8.43)%    to       (7.40)%
JPMORGAN SMARTRETIREMENT 2045
 FUND
 2011                           1.05%     to       1.25%      2.02%     to       2.79%      (8.47)%    to       (8.31)%
JPMORGAN SMARTRETIREMENT 2050
 FUND
 2011                             --      to       1.05%      1.12%     to       2.79%      (8.29)%    to       (7.43)%
JPMORGAN SMARTRETIREMENT
 INCOME FUND
 2011                           1.25%     to       1.25%      1.02%     to       1.02%      (0.98)%    to       (0.98)%
JP MORGAN PRIME MONEY MARKET
 FUND
 2011                           0.50%     to       1.25%      0.01%     to       0.01%      (1.23)%    to       (0.49)%
 2010                           0.50%     to       1.25%      0.01%     to       0.01%      (0.82)%    to       (0.32)%
KEELEY SMALL CAP VALUE FUND
 2011                             --      to       1.25%        --      to         --       (8.44)%    to       (7.29)%
 2010                             --      to       1.25%        --      to         --       24.42%     to       25.98%
 2009                             --      to       1.25%      0.19%     to       0.23%      20.16%     to       21.67%
 2008                             --      to       1.25%        --      to         --      (40.92)%    to      (40.18)%
 2007                             --      to       1.25%        --      to         --        4.60%     to        5.84%
LOOMIS SAYLES BOND FUND
 2011                             --      to       1.25%      5.48%     to       5.63%       1.92%     to        3.20%
 2010                             --      to       1.25%      1.03%     to       5.75%      11.54%     to       12.95%
 2009                           1.25%     to       1.25%      0.95%     to       0.95%      39.19%     to       39.19%
LKCM AQUINAS GROWTH FUND
 2011                           1.05%     to       1.05%        --      to         --        0.44%     to        0.44%
LKCM AQUINAS VALUE FUND
 2011                           1.05%     to       1.25%      0.15%     to       0.20%      (0.79)%    to       (0.59)%
 2010                           1.25%     to       1.25%      0.05%     to       0.05%       6.53%     to        6.53%
LORD ABBETT AFFILIATED FUND
 2011                           0.50%     to       1.25%      1.09%     to       1.24%      (9.04)%    to       (8.30)%
 2010                           0.50%     to       1.25%      0.76%     to       0.95%      12.89%     to       13.73%
 2009                           0.50%     to       1.25%      0.49%     to       0.53%      17.91%     to       18.79%
 2008                           0.50%     to       1.25%      2.45%     to       2.45%     (37.93)%    to      (37.45)%
 2007                           0.50%     to       1.25%      1.07%     to       2.16%      (2.57)%    to        2.27%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                             --      to       1.25%        --      to       0.04%      (5.22)%    to       (3.92)%
 2010                           0.35%     to       1.25%      0.22%     to       0.44%      17.55%     to       18.80%
 2009                           0.50%     to       1.25%      0.01%     to       0.06%      24.17%     to       25.23%
 2008                           0.50%     to       1.25%      2.78%     to       5.64%     (29.80)%    to      (29.11)%
 2007                           0.85%     to       1.25%      0.92%     to       2.60%       6.04%     to        6.46%
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.35%     to       1.25%      6.04%     to       6.12%       2.58%     to        3.51%
 2010                           0.35%     to       1.25%      5.96%     to       6.16%      11.39%     to       12.61%
 2009                           0.35%     to       1.25%      7.04%     to       7.62%      33.76%     to       34.97%
 2008                           0.35%     to       1.25%      7.20%     to       7.34%     (21.49)%    to      (20.54)%
 2007                           0.65%     to       1.25%      4.13%     to       5.60%       3.96%     to        4.65%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH
 OPPORTUNITIES FUND
 2011                                  20,274          $10.47      to          $11.94            $214,230
 2010                                  11,130           11.72      to           13.46             133,485
 2009                                   8,386            9.46      to            9.58              83,013
 2008                                     397            6.61      to            7.71               2,734
LORD ABBETT CLASSIC STOCK
 FUND
 2011                                  11,919            9.10      to           10.24             106,489
 2010                                   8,905            9.97      to           11.33              88,097
 2009                                   7,388            8.64      to            8.81              64,812
 2008                                     511            7.01      to            8.11               4,023
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                                  20,705           11.06      to           11.31             194,984
 2010                                  19,592           11.23      to           11.44             186,837
 2009                                  10,312            8.31      to           10.05              86,730
 2008                                     289            8.15      to            8.24               2,316
 2007                                       3           11.44      to           11.44                  39
LORD ABBETT TOTAL RETURN FUND
 2011                                  32,874           13.47      to           13.59             433,427
 2010                                  26,580           12.68      to           12.76             330,665
 2009                                  15,711           11.68      to           11.74             183,551
 2008                                     132           10.22      to           10.25               1,342
LORD ABBETT SMALL CAP BLEND
 FUND
 2011                                 207,799           12.78      to           13.66           2,122,626
 2010                                 213,860           10.58      to           13.96           2,244,241
 2009                                 240,545            8.02      to            9.46           2,214,111
 2008                                 101,182            6.48      to            7.75             848,414
 2007                                  52,046           11.77      to           15.16             708,481
LORD ABBETT DEVELOPING GROWTH
 FUND, INC.
 2011                                  81,437           11.87      to           13.78             957,978
 2010                                  39,446           12.07      to           14.20             477,155
 2009                                   6,510            8.56      to            8.67              60,515
 2008                                     198            5.90      to            7.27               1,397
LORD ABBETT INTERNATIONAL
 CORE EQUITY FUND
 2011                                  26,289            7.19      to            9.50             197,202
 2010                                  18,228            8.23      to           10.95             198,096
 2009                                  13,633            7.77      to           10.41             144,383
 2008                                     407            5.86      to            7.92               3,088
 2007                                       4           10.26      to           10.26                  40
LORD ABBETT VALUE
 OPPORTUNITIES FUND
 2011                                  19,158           11.44      to           11.60             221,732
 2010                                  20,168           12.09      to           12.17             245,414
LEGG MASON CAPITAL MANAGEMENT
 VALUE TRUST, INC.
 2011                                  30,129            9.55      to           42.34             245,175
 2010                                  27,184            9.99      to           44.06             244,512
 2009                                  23,322            9.43      to           41.06             229,882
 2008                                  23,380            6.74      to           29.23             165,098
 2007                                  33,785           15.09      to           68.70             527,672

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH
 OPPORTUNITIES FUND
 2011                           0.75%     to       1.25%        --      to         --      (11.30)%    to      (10.72)%
 2010                           0.75%     to       1.25%        --      to         --       21.64%     to       22.34%
 2009                           0.75%     to       1.25%        --      to         --       43.57%     to       44.28%
 2008                           1.05%     to       1.25%        --      to         --      (39.13)%    to      (38.92)%
LORD ABBETT CLASSIC STOCK
 FUND
 2011                           0.50%     to       1.25%      0.07%     to       0.91%      (9.59)%    to       (8.81)%
 2010                           0.50%     to       1.25%      0.26%     to       0.48%      12.28%     to       13.25%
 2009                           0.50%     to       1.25%      1.03%     to       1.31%      24.64%     to       25.58%
 2008                           0.50%     to       1.25%      3.88%     to       5.67%     (32.11)%    to      (31.56)%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.85%     to       1.25%      2.61%     to       2.67%      (1.57)%    to       (1.17)%
 2010                           0.85%     to       1.25%      2.73%     to       2.74%      13.31%     to       13.76%
 2009                           0.85%     to       1.25%      3.48%     to       4.16%      21.57%     to       22.00%
 2008                           0.85%     to       1.25%      4.96%     to      12.00%     (28.29)%    to      (28.00)%
 2007                           0.85%     to       0.85%     16.35%     to      16.35%       2.06%     to        2.06%
LORD ABBETT TOTAL RETURN FUND
 2011                           0.50%     to       1.25%      0.13%     to       3.46%       5.58%     to        6.65%
 2010                           0.65%     to       1.25%      0.49%     to       2.59%       6.13%     to        6.93%
 2009                           1.05%     to       1.25%      4.15%     to       4.47%      14.26%     to       14.49%
 2008                           1.05%     to       1.25%      2.02%     to       4.78%      (2.38)%    to       (2.18)%
LORD ABBETT SMALL CAP BLEND
 FUND
 2011                           0.35%     to       1.25%        --      to         --       (3.00)%    to       (2.12)%
 2010                           0.35%     to       1.25%        --      to         --       11.89%     to       12.67%
 2009                             --      to       1.25%        --      to         --       22.10%     to       23.64%
 2008                             --      to       1.25%        --      to         --      (34.18)%    to      (33.35)%
 2007                           0.35%     to       1.25%        --      to         --        8.40%     to        9.24%
LORD ABBETT DEVELOPING GROWTH
 FUND, INC.
 2011                             --      to       1.25%        --      to         --       (2.95)%    to       (1.66)%
 2010                             --      to       1.25%        --      to         --       34.70%     to       36.54%
 2009                           0.75%     to       1.25%        --      to         --       45.21%     to       45.93%
 2008                           1.25%     to       1.25%        --      to         --      (48.17)%    to      (48.16)%
LORD ABBETT INTERNATIONAL
 CORE EQUITY FUND
 2011                           0.50%     to       1.25%      2.20%     to       2.40%     (13.31)%    to      (12.66)%
 2010                           0.50%     to       1.25%      1.33%     to       1.35%       5.19%     to        5.98%
 2009                           0.50%     to       1.25%      0.87%     to       1.23%      31.56%     to       32.54%
 2008                           0.50%     to       1.25%      2.54%     to       4.27%     (43.35)%    to      (42.92)%
 2007                           0.50%     to       0.50%      4.98%     to       4.98%       2.64%     to        2.64%
LORD ABBETT VALUE
 OPPORTUNITIES FUND
 2011                           0.50%     to       1.25%        --      to         --       (5.37)%    to       (4.65)%
 2010                           0.50%     to       1.25%        --      to         --        5.98%     to        6.51%
LEGG MASON CAPITAL MANAGEMENT
 VALUE TRUST, INC.
 2011                             --      to       1.25%      0.66%     to       0.69%      (4.45)%    to       (3.90)%
 2010                             --      to       1.25%        --      to         --        5.97%     to        7.31%
 2009                             --      to       1.25%      0.93%     to       1.05%      39.87%     to       40.47%
 2008                             --      to       1.25%        --      to         --      (57.45)%    to      (55.33)%
 2007                             --      to       1.25%        --      to         --      (13.43)%    to       (7.21)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MARSHALL MID-CAP VALUE FUND
 2011                                  29,868           $8.62      to          $10.51            $264,239
 2010                                  23,873            9.29      to           11.42             226,948
 2009                                  17,834            7.66      to            9.50             140,290
 2008                                  10,833            5.96      to            7.04              66,057
 2007                                   7,591            9.53      to           11.35              72,904
MFS EMERGING GROWTH FUND
 2011                                  11,312           11.41      to           11.57             129,416
 2010                                   5,195           10.91      to           10.98              56,758
MASSACHUSETTS INVESTORS
 GROWTH STOCK FUND
 2011                                 249,586           11.42      to           12.49           2,385,857
 2010                                 257,808           11.42      to           12.37           2,494,811
 2009                                 201,814            8.15      to           10.12           2,039,349
 2008                                 172,990            5.80      to            7.30           1,245,193
 2007                                 162,691            9.20      to           11.72           1,885,223
MFS HIGH INCOME FUND
 2011                                  58,368           17.51      to           17.53             991,533
 2010                                  43,591           16.92      to           17.03             739,196
 2009                                  43,964           14.94      to           15.65             655,192
 2008                                  44,850           10.30      to           10.66             457,248
 2007                                  40,891           14.59      to           14.91             589,833
MFS INTERNATIONAL NEW
 DISCOVERY FUND
 2011                                  16,194           17.24      to           19.44             284,974
 2010                                  15,728           19.44      to           21.91             306,936
 2009                                  14,850           10.23      to           18.12             231,903
 2008                                  13,666            7.03      to           12.43             145,052
 2007                                   9,885           12.70      to           24.33             190,273
MFS MID CAP GROWTH FUND
 2011                                  54,209            8.11      to            8.73             456,549
 2010                                  58,904            8.75      to            9.35             533,755
 2009                                  79,568            6.88      to            7.60             558,495
 2008                                  67,225            4.92      to            5.36             339,930
 2007                                  61,346           10.19      to           10.97             638,110
MFS NEW DISCOVERY FUND
 2011                                  31,000            8.35      to            8.42             260,944
MFS RESEARCH INTERNATIONAL
 FUND
 2011                                 104,332            7.30      to            7.51             769,227
 2010                                  63,871            8.29      to            8.46             532,680
 2009                                  24,401            7.57      to            7.63             184,820
 2008                                     104            5.85      to            5.85                 607
MFS TOTAL RETURN FUND
 2011                                 100,448           10.11      to           11.07           1,042,877
 2010                                  64,409            9.75      to           11.00             660,143
 2009                                  35,336           10.12      to           10.34             347,348
 2008                                   4,186            8.66      to            8.80              36,418
 2007                                     149           11.32      to           11.32               1,682

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MARSHALL MID-CAP VALUE FUND
 2011                           0.35%     to       1.25%      0.43%     to       0.45%      (7.98)%    to       (7.15)%
 2010                           0.35%     to       1.25%      0.55%     to       0.56%      20.16%     to       21.24%
 2009                           0.35%     to       1.25%      0.78%     to       4.06%      34.94%     to       36.16%
 2008                           0.50%     to       1.25%      0.23%     to       0.25%     (37.95)%    to      (37.48)%
 2007                           0.50%     to       1.25%      0.55%     to       0.80%      (5.41)%    to       (0.50)%
MFS EMERGING GROWTH FUND
 2011                           0.50%     to       1.25%      5.30%     to       5.32%       4.61%     to        5.40%
 2010                           0.50%     to       1.25%      1.44%     to       1.57%       4.61%     to        5.13%
MASSACHUSETTS INVESTORS
 GROWTH STOCK FUND
 2011                           0.35%     to       1.25%      0.46%     to       0.58%       0.06%     to        0.97%
 2010                           0.35%     to       1.25%      0.31%     to       0.58%      12.76%     to       13.78%
 2009                             --      to       1.25%      0.60%     to       0.63%      38.75%     to       40.49%
 2008                             --      to       1.25%      0.66%     to       0.67%     (37.74)%    to      (36.96)%
 2007                             --      to       1.25%      0.42%     to       0.48%      10.12%     to       11.51%
MFS HIGH INCOME FUND
 2011                           0.50%     to       1.25%      6.96%     to       6.97%       2.84%     to        3.62%
 2010                           0.50%     to       1.25%      7.39%     to       7.42%      14.00%     to       14.86%
 2009                             --      to       1.25%      8.95%     to       8.96%      45.07%     to       46.89%
 2008                             --      to       1.25%      8.26%     to       8.28%     (29.40)%    to      (28.52)%
 2007                             --      to       1.25%      7.70%     to       7.75%       0.45%     to        1.72%
MFS INTERNATIONAL NEW
 DISCOVERY FUND
 2011                             --      to       1.25%      1.09%     to       1.18%     (11.32)%    to      (11.27)%
 2010                             --      to       1.25%      1.06%     to       1.16%      20.56%     to       20.92%
 2009                             --      to       1.25%      1.49%     to       1.87%      45.58%     to       45.78%
 2008                             --      to       1.25%      1.75%     to       1.81%     (48.91)%    to      (44.67)%
 2007                             --      to       1.25%      1.23%     to       2.09%     (11.01)%    to        7.40%
MFS MID CAP GROWTH FUND
 2011                           0.50%     to       1.25%        --      to         --       (7.29)%    to       (6.59)%
 2010                           0.50%     to       1.25%        --      to         --       27.10%     to       28.05%
 2009                             --      to       1.25%        --      to         --       39.87%     to       41.63%
 2008                             --      to       1.25%        --      to         --      (51.73)%    to      (51.12)%
 2007                             --      to       1.25%        --      to         --        8.13%     to        9.49%
MFS NEW DISCOVERY FUND
 2011                           0.35%     to       1.25%        --      to         --      (16.49)%    to      (15.82)%
MFS RESEARCH INTERNATIONAL
 FUND
 2011                           0.50%     to       1.25%      2.07%     to       3.22%     (11.93)%    to      (11.27)%
 2010                           0.50%     to       1.25%      0.01%     to       1.96%       9.54%     to       10.37%
 2009                           0.75%     to       1.25%      3.33%     to       3.79%      29.46%     to       30.11%
 2008                           1.25%     to       1.25%     10.58%     to      10.58%     (41.54)%    to      (41.54)%
MFS TOTAL RETURN FUND
 2011                             --      to       1.25%        --      to       2.54%       0.56%     to        1.82%
 2010                           0.50%     to       1.25%      2.49%     to       2.80%       8.72%     to        9.54%
 2009                           0.65%     to       1.25%      2.98%     to       2.99%      16.81%     to       17.51%
 2008                           0.65%     to       1.25%      3.50%     to       3.55%     (23.45)%    to      (22.99)%
 2007                           1.25%     to       1.25%      2.97%     to       2.97%       3.56%     to        3.56%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS UTILITIES FUND
 2011                                 316,100          $21.00      to          $26.21          $5,083,255
 2010                                 267,944           10.27      to           24.91           4,168,449
 2009                                 244,375           11.72      to           17.35           3,553,314
 2008                                 210,932           13.06      to           16.92           2,420,185
 2007                                 160,706           20.91      to           27.43           3,049,352
MFS VALUE FUND
 2011                                 452,231            9.05      to           13.72           4,674,875
 2010                                 379,226            8.66      to            9.07           4,052,785
 2009                                 194,579            7.87      to           13.96           2,179,211
 2008                                 118,181            6.62      to           11.59           1,315,239
 2007                                 110,740           16.03      to           17.25           1,847,216
MFS RESEARCH BOND FUND
 2011                                   7,172           13.04      to           13.28              92,011
 2010                                   4,867           12.32      to           12.64              59,208
 2009                                   3,158           11.83      to           11.83              37,365
 2008                                   2,025            9.93      to            9.93              20,101
 2007                                   1,239           10.72      to           10.72              13,277
MFS MASSACHUSETTS INVESTORS
 TRUST
 2011                                  25,879           17.16      to           17.60             453,630
 2010                                  19,113           17.70      to           17.99             343,153
 2009                                     105           16.14      to           16.14               1,688
MFS INTERNATIONAL GROWTH FUND
 2011                                   1,481           10.58      to           10.58              15,661
MFS CORE EQUITY FUND
 2011                                  86,404           13.52      to           13.78             813,382
 2010                                  84,827            9.29      to           14.01             810,912
 2009                                  89,124            8.30      to           11.98             730,433
 2008                                  87,766            6.13      to            6.20             543,977
 2007                                  96,381           10.00      to           10.04             967,366
MFS GOVERNMENT SECURITIES
 FUND
 2011                                 292,312           11.84      to           12.39           3,530,425
 2010                                 218,733           11.18      to           11.56           2,481,103
 2009                                 108,194           10.82      to           10.96           1,177,089
 2008                                     652           10.51      to           10.53               6,856
MFS INTERNATIONAL VALUE FUND
 2011                                  82,680           17.10      to           23.65           1,619,606
 2010                                  35,594           17.66      to           18.06             641,731
 2009                                   1,234           16.38      to           16.45              20,214
MFS TECHNOLOGY FUND
 2011                                   3,757           21.68      to           21.80              81,885
 2010                                   2,789           21.70      to           21.78              60,725
 2009                                     317           18.29      to           18.29               5,795
MFS CORE EQUITY SERIES
 2011                                     908           10.75      to           10.75               9,765
 2010                                     908           10.94      to           10.94               9,935
 2009                                   1,895            9.40      to            9.40              17,810
 2008                                   1,044            7.15      to            7.15               7,460

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS UTILITIES FUND
 2011                             --      to       1.25%      3.29%     to       9.10%       5.26%     to        6.59%
 2010                           0.35%     to       1.25%      3.31%     to       3.37%      12.16%     to       13.12%
 2009                             --      to       1.25%      3.78%     to       4.09%      31.26%     to       32.87%
 2008                             --      to       1.25%      2.61%     to       2.62%     (38.32)%    to      (37.54)%
 2007                             --      to       1.25%      1.98%     to       2.09%      26.00%     to       27.58%
MFS VALUE FUND
 2011                             --      to       1.25%      1.64%     to       1.69%      (1.45)%    to       (0.20)%
 2010                             --      to       1.25%      0.79%     to       1.54%      10.02%     to       11.40%
 2009                             --      to       1.25%      1.79%     to       1.97%      19.00%     to       20.48%
 2008                             --      to       1.25%      1.36%     to       3.27%     (33.65)%    to      (32.85)%
 2007                             --      to       1.25%      1.21%     to       1.28%       6.28%     to        7.61%
MFS RESEARCH BOND FUND
 2011                           0.50%     to       1.25%      3.67%     to       3.70%       5.05%     to        5.84%
 2010                           0.50%     to       1.25%      1.68%     to       4.09%       6.86%     to        7.67%
 2009                           1.25%     to       1.25%      5.24%     to       5.24%      19.17%     to       19.17%
 2008                           1.25%     to       1.25%      5.65%     to       5.65%      (7.36)%    to       (7.36)%
 2007                           1.25%     to       1.25%      3.08%     to       3.08%       2.42%     to        2.42%
MFS MASSACHUSETTS INVESTORS
 TRUST
 2011                           0.35%     to       1.25%      1.10%     to       1.17%      (3.03)%    to       (2.15)%
 2010                           0.35%     to       1.25%      0.94%     to       1.97%      10.13%     to       11.12%
 2009                           0.75%     to       0.75%      1.17%     to       1.17%      61.37%     to       61.37%
MFS INTERNATIONAL GROWTH FUND
 2011                           1.25%     to       1.25%      1.25%     to       1.25%     (11.91)%    to      (11.91)%
MFS CORE EQUITY FUND
 2011                           0.50%     to       1.25%      0.73%     to       0.74%      (2.36)%    to       (1.60)%
 2010                           0.50%     to       1.25%      0.80%     to       0.84%      15.62%     to       16.48%
 2009                             --      to       1.25%      3.28%     to       5.73%      19.77%     to       32.80%
 2008                           0.50%     to       1.25%      0.50%     to       0.53%     (38.68)%    to      (38.22)%
 2007                           0.50%     to       1.25%        --      to         --       (0.04)%    to        0.39%
MFS GOVERNMENT SECURITIES
 FUND
 2011                             --      to       1.25%      2.87%     to       2.89%       5.86%     to        7.20%
 2010                             --      to       1.25%      1.54%     to       3.19%       3.30%     to        4.60%
 2009                           0.50%     to       1.25%      3.60%     to       3.74%       2.95%     to        3.72%
 2008                           1.05%     to       1.25%      1.10%     to       2.70%       5.14%     to        5.29%
MFS INTERNATIONAL VALUE FUND
 2011                             --      to       1.25%      1.80%     to       1.97%      (3.14)%    to       (1.92)%
 2010                             --      to       1.25%      1.46%     to       1.88%       7.78%     to        9.14%
 2009                           0.75%     to       1.25%      1.08%     to       4.23%      63.82%     to       64.50%
MFS TECHNOLOGY FUND
 2011                           1.05%     to       1.25%        --      to         --       (0.09)%    to        0.11%
 2010                           1.05%     to       1.25%        --      to         --       18.62%     to       18.86%
 2009                           1.25%     to       1.25%        --      to         --       82.93%     to       82.93%
MFS CORE EQUITY SERIES
 2011                           0.70%     to       0.70%      0.98%     to       0.98%      (1.71)%    to       (1.71)%
 2010                           0.70%     to       0.70%      0.91%     to       0.91%      16.40%     to       16.40%
 2009                           0.70%     to       0.70%      1.19%     to       1.19%      31.51%     to       31.51%
 2008                           0.70%     to       0.70%        --      to         --      (39.58)%    to      (39.58)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2011                                   8,381          $12.70      to          $12.70            $106,443
 2010                                   5,517           12.29      to           12.29              67,780
 2009                                   3,173           10.78      to           10.78              34,215
 2008                                   1,657            7.46      to            7.46              12,367
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                                     805           11.23      to           11.23               9,046
 2010                                     805           11.25      to           11.25               9,057
 2009                                   1,224           10.07      to           10.07              12,323
 2008                                     419            7.27      to            7.27               3,040
MFS UTILITIES SERIES
 2011                                  11,627           12.14      to           14.10             163,018
 2010                                  11,843           11.37      to           13.30             156,571
 2009                                  11,975           11.77      to           11.86             140,951
 2008                                  12,688            8.90      to            8.95             112,958
MFS GROWTH FUND+
 2011                                   1,177            9.46      to            9.47              11,149
BLACKROCK GLOBAL ALLOCATION
 FUND
 2011                                 766,449           10.03      to           12.73           8,408,552
 2010                                 591,929           10.45      to           13.39           6,866,648
 2009                                 342,432            9.55      to           12.34           3,599,842
 2008                                 236,429            7.88      to           10.27           2,013,671
 2007                                 125,380           11.70      to           13.09           1,576,864
BLACKROCK LARGE CAP CORE FUND
 2011                                  41,880            8.19      to            9.55             348,720
 2010                                  37,480            8.23      to            9.67             310,109
 2009                                  36,582            7.44      to            8.82             273,772
 2008                                  31,322            6.19      to            7.41             195,235
 2007                                  24,501            9.57      to           12.01             268,811
BLACKROCK VALUE OPPORTUNITIES
 FUND
 2011                                   3,394            9.61      to            9.61              32,627
 2010                                   2,485           10.01      to           10.01              24,879
 2009                                   2,509            7.91      to            7.91              19,840
 2008                                   2,018            6.27      to            6.27              12,658
 2007                                     427           10.81      to           10.81               4,610
BLACKROCK SMALL CAP GROWTH
 FUND
 2011                                  50,291            9.92      to           11.45             523,139
 2010                                  46,276           10.05      to           11.70             488,443
 2009                                  28,990            8.27      to            9.71             259,757
 2008                                  11,814            6.30      to            7.33              82,622
 2007                                   6,430           10.74      to           12.60              76,003
BLACKROCK MID CAP VALUE
 OPPORTUNITIES FUND
 2011                                  86,525           11.09      to           11.93             899,965
 2010                                  79,589           11.19      to           12.15             826,351
 2009                                  36,540            8.94      to            9.79             323,566
 2008                                   7,008            6.63      to            7.33              51,089
 2007                                   1,979           11.59      to           11.70              22,961

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2011                           0.70%     to       0.70%      9.89%     to       9.89%       3.38%     to        3.38%
 2010                           0.70%     to       0.70%      5.08%     to       5.08%      13.93%     to       13.93%
 2009                           0.70%     to       0.70%      7.48%     to       7.48%      44.07%     to       44.07%
 2008                           0.70%     to       0.70%        --      to         --      (28.99)%    to      (28.99)%
MFS INVESTORS GROWTH STOCK
 SERIES
 2011                           0.70%     to       0.70%      0.55%     to       0.55%      (0.12)%    to       (0.12)%
 2010                           0.70%     to       0.70%      0.41%     to       0.41%      11.69%     to       11.69%
 2009                           0.70%     to       0.70%      0.37%     to       0.37%      38.58%     to       38.58%
 2008                           0.70%     to       0.70%        --      to         --      (37.31)%    to      (37.31)%
MFS UTILITIES SERIES
 2011                             --      to       0.70%      3.17%     to       3.25%       6.04%     to        6.78%
 2010                             --      to       0.70%      2.91%     to       2.91%      13.01%     to       13.68%
 2009                           0.45%     to       0.70%      4.68%     to       9.29%      32.29%     to       32.62%
 2008                           0.45%     to       0.70%        --      to         --      (38.11)%    to      (36.22)%
MFS GROWTH FUND+
 2011                           1.05%     to       1.25%        --      to         --       (5.38)%    to       (5.28)%
BLACKROCK GLOBAL ALLOCATION
 FUND
 2011                           0.35%     to       1.25%      1.98%     to       2.00%      (4.91)%    to       (4.04)%
 2010                           0.35%     to       1.25%      1.33%     to       1.40%       8.49%     to        9.47%
 2009                           0.35%     to       1.25%      2.10%     to       2.40%      20.13%     to       21.22%
 2008                           0.35%     to       1.25%      4.48%     to       6.69%     (21.55)%    to      (20.84)%
 2007                           0.50%     to       1.25%      5.68%     to       6.54%      15.26%     to       15.85%
BLACKROCK LARGE CAP CORE FUND
 2011                           0.35%     to       1.25%      0.40%     to       0.54%      (1.27)%    to       (0.38)%
 2010                           0.35%     to       1.25%      0.51%     to       0.58%       9.64%     to       10.63%
 2009                           0.35%     to       1.25%      1.13%     to       1.39%      18.97%     to       20.04%
 2008                           0.35%     to       1.25%        --      to         --      (38.25)%    to      (37.69)%
 2007                           0.50%     to       1.25%        --      to         --       (3.14)%    to        3.56%
BLACKROCK VALUE OPPORTUNITIES
 FUND
 2011                           1.25%     to       1.25%        --      to         --       (3.99)%    to       (3.99)%
 2010                           1.25%     to       1.25%      0.01%     to       0.01%      26.63%     to       26.63%
 2009                           1.25%     to       1.25%      0.13%     to       0.13%      26.05%     to       26.05%
 2008                           1.25%     to       1.25%        --      to         --      (41.97)%    to      (41.97)%
 2007                           1.25%     to       1.25%        --      to         --       (2.58)%    to       (2.58)%
BLACKROCK SMALL CAP GROWTH
 FUND
 2011                           0.35%     to       1.25%        --      to         --       (2.12)%    to       (1.24)%
 2010                           0.35%     to       1.25%        --      to         --       20.44%     to       21.53%
 2009                           0.35%     to       1.25%        --      to         --       32.47%     to       33.67%
 2008                           0.50%     to       1.25%        --      to         --      (41.81)%    to      (41.37)%
 2007                           0.50%     to       1.25%        --      to         --        5.80%     to       12.63%
BLACKROCK MID CAP VALUE
 OPPORTUNITIES FUND
 2011                           0.35%     to       1.25%      0.40%     to       0.42%      (1.83)%    to       (0.94)%
 2010                           0.35%     to       1.25%        --      to         --       24.12%     to       25.24%
 2009                           0.35%     to       1.25%      0.35%     to       0.36%      33.60%     to       34.81%
 2008                           0.35%     to       1.25%        --      to         --      (36.75)%    to      (33.70)%
 2007                           0.65%     to       1.25%        --      to         --        2.60%     to        3.22%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
 2011                                  89,252           $9.84      to          $10.07            $896,792
 2010                                   3,075           11.64      to           11.71              35,827
BLACKROCK MID CAP GROWTH
 EQUITY PORTFOLIO+
 2011                                  22,481            8.83      to            8.86             198,690
MUNDER MIDCAP CORE GROWTH
 FUND
 2011                                 155,517           11.85      to           28.27           1,955,748
 2010                                 148,458           12.12      to           27.89           1,876,934
 2009                                  48,483            9.81      to           22.28             502,213
 2008                                  40,241            7.50      to           16.84             309,012
 2007                                  22,506           13.45      to           29.89             306,325
NEUBERGER BERMAN SOCIALLY
 RESPONSIVE FUND
 2011                                  41,854           11.44      to           18.88             545,640
 2010                                  21,371           11.86      to           17.45             307,142
 2009                                   9,467            9.76      to           15.83              97,774
 2008                                   7,116            7.61      to           10.98              56,511
 2007                                   3,996           12.61      to           18.40              52,289
NUVEEN TRADEWINDS
 INTERNATIONAL VALUE FUND
 2011                                   1,795            8.23      to            8.24              14,785
OAKMARK INTERNATIONAL SMALL
 CAP FUND
 2011                                  31,671           24.81      to           24.81             785,838
 2010                                  42,094           29.80      to           29.80           1,254,262
 2009                                  78,988           24.60      to           24.60           1,943,358
 2008                                  68,297           14.74      to           14.74           1,006,972
 2007                                  76,081           27.25      to           27.25           2,073,425
THE OAKMARK EQUITY AND INCOME
 FUND
 2011                                 728,995           10.94      to           10.94           7,977,628
 2010                                 567,747           10.87      to           10.87           6,173,443
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2011                                 142,370           10.24      to           11.03           1,536,168
 2010                                 143,482           10.54      to           11.27           1,584,547
 2009                                 158,279            9.78      to           10.79           1,615,873
 2008                                 147,683            6.90      to            7.51           1,057,532
 2007                                 145,796           12.91      to           13.89           1,939,081
OPPENHEIMER GLOBAL FUND
 2011                                 281,562           14.71      to           75.54           4,209,365
 2010                                 274,534           16.31      to           82.73           5,117,115
 2009                                 183,644           14.28      to           71.52           2,926,865
 2008                                 196,376           10.39      to           51.38           2,253,084
 2007                                 183,342           17.83      to           87.12           3,736,968
OPPENHEIMER INTERNATIONAL
 GROWTH FUND
 2011                                  32,674            8.30      to           11.84             335,372
 2010                                  23,046            9.04      to           12.99             278,803
 2009                                  16,744            7.92      to           11.47             188,462
 2008                                  11,196            8.43      to            8.56              95,127
 2007                                     588           14.59      to           14.73               8,632

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK INTERNATIONAL
 OPPORTUNITIES PORTFOLIO
 2011                             --      to       1.25%      1.86%     to       2.12%     (15.48)%    to      (14.42)%
 2010                           0.50%     to       1.25%      0.85%     to       1.37%       9.81%     to       10.36%
BLACKROCK MID CAP GROWTH
 EQUITY PORTFOLIO+
 2011                           0.50%     to       1.25%        --      to         --      (11.70)%    to      (11.36)%
MUNDER MIDCAP CORE GROWTH
 FUND
 2011                             --      to       1.25%        --      to         --       (2.27)%    to       (0.77)%
 2010                             --      to       1.25%        --      to         --       23.63%     to       25.18%
 2009                             --      to       1.25%      0.16%     to       0.17%      30.81%     to       32.30%
 2008                             --      to       1.25%        --      to         --      (44.27)%    to      (43.66)%
 2007                             --      to       1.25%        --      to         --       18.89%     to       19.15%
NEUBERGER BERMAN SOCIALLY
 RESPONSIVE FUND
 2011                             --      to       1.25%      0.70%     to       0.75%      (4.30)%    to       (3.05)%
 2010                             --      to       1.25%      0.50%     to       0.52%      21.04%     to       22.37%
 2009                             --      to       1.25%        --      to         --       28.26%     to       29.87%
 2008                             --      to       1.25%      0.52%     to       0.55%     (40.33)%    to      (39.66)%
 2007                             --      to       1.25%      0.65%     to       0.85%       3.37%     to        5.98%
NUVEEN TRADEWINDS
 INTERNATIONAL VALUE FUND
 2011                           1.05%     to       1.25%      2.01%     to       2.72%     (17.74)%    to      (17.60)%
OAKMARK INTERNATIONAL SMALL
 CAP FUND
 2011                           0.35%     to       0.35%      0.10%     to       0.10%     (16.73)%    to      (16.73)%
 2010                           0.35%     to       0.35%      0.34%     to       0.34%      21.11%     to       21.11%
 2009                           0.35%     to       0.35%      1.90%     to       1.90%      66.87%     to       66.87%
 2008                           0.35%     to       0.35%      7.59%     to       7.59%     (45.90)%    to      (45.90)%
 2007                           0.35%     to       0.35%      0.76%     to       0.76%      (8.65)%    to       (8.65)%
THE OAKMARK EQUITY AND INCOME
 FUND
 2011                             --      to         --       1.47%     to       1.47%       0.64%     to        0.64%
 2010                             --      to         --       1.26%     to       1.26%       9.50%     to        9.50%
OPPENHEIMER CAPITAL
 APPRECIATION FUND
 2011                           0.50%     to       1.25%      0.16%     to       0.17%      (2.80)%    to       (2.06)%
 2010                           0.50%     to       1.25%        --      to         --        7.79%     to        8.60%
 2009                             --      to       1.25%        --      to         --       41.80%     to       43.58%
 2008                             --      to       1.25%        --      to         --      (46.57)%    to      (45.90)%
 2007                             --      to       1.25%        --      to         --       12.35%     to       13.77%
OPPENHEIMER GLOBAL FUND
 2011                             --      to       1.25%      0.74%     to       1.81%      (9.83)%    to       (8.69)%
 2010                             --      to       1.25%      0.96%     to       1.39%      14.24%     to       15.68%
 2009                             --      to       1.25%      0.64%     to       0.66%      37.48%     to       39.20%
 2008                             --      to       1.25%      1.04%     to       1.55%     (41.76)%    to      (41.03)%
 2007                             --      to       1.25%      1.11%     to       1.14%       4.65%     to        5.97%
OPPENHEIMER INTERNATIONAL
 GROWTH FUND
 2011                           0.50%     to       1.25%      0.80%     to       0.81%      (8.86)%    to       (8.17)%
 2010                           0.50%     to       1.25%      0.62%     to       0.79%      13.27%     to       14.12%
 2009                           0.50%     to       1.25%      1.08%     to       1.08%      36.07%     to       37.09%
 2008                           0.65%     to       1.25%      1.00%     to       2.03%     (42.24)%    to      (41.89)%
 2007                           0.65%     to       1.25%      1.92%     to       2.91%      10.99%     to       11.65%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2011                                  14,949           $8.29      to           $8.58            $125,088
 2010                                  12,829            8.41      to            8.60             108,380
 2009                                   8,069            7.36      to            7.47              59,563
 2008                                      45            5.79      to            5.79                 257
OPPENHEIMER GLOBAL STRATEGIC
 INCOME FUND
 2011                                  21,181           12.24      to           13.08             265,674
 2010                                  14,265           12.20      to           13.13             180,812
 2009                                   6,360           10.57      to           11.47              72,230
 2008                                   1,593            8.70      to            9.50              15,018
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2011                                 181,800            8.98      to           10.15           1,703,245
 2010                                 140,671            9.25      to           10.55           1,389,018
 2009                                 104,923            7.54      to            8.68             873,351
 2008                                  76,204            5.53      to            6.42             472,297
 2007                                  31,804            8.98      to           10.53             323,881
OPPENHEIMER DEVELOPING
 MARKETS FUND
 2011                                 147,971           46.41      to           62.49           3,336,819
 2010                                  87,168           57.38      to           76.30           3,500,093
 2009                                  34,496           45.76      to           48.59           1,653,903
 2008                                  33,432           25.49      to           26.83             885,774
 2007                                  28,963           49.67      to           51.81           1,483,574
OPPENHEIMER EQUITY FUND
 2011                                   9,462           10.09      to           10.43              98,610
 2010                                   8,255           10.52      to           10.81              88,523
 2009                                   6,896            9.51      to            9.65              66,507
 2008                                   6,313            6.94      to            7.01              44,226
 2007                                     132           12.51      to           12.59               1,659
OPPENHEIMER CAPITAL INCOME
 FUND
 2011                                      33            9.10      to            9.10                 301
 2010                                      23            8.84      to            8.84                 207
 2009                                      12            8.02      to            8.02                  99
OPPENHEIMER INTERNATIONAL
 BOND FUND
 2011                                 429,999           12.87      to           13.97           5,751,492
 2010                                 355,897           12.95      to           14.19           4,814,328
 2009                                 229,518           12.09      to           13.36           2,948,029
 2008                                  89,681           10.69      to           11.92           1,030,230
 2007                                  24,830           10.80      to           12.15             296,143
OPPENHEIMER SMALL- & MID-CAP
 VALUE FUND
 2011                                  91,051            7.67      to            9.77             802,212
 2010                                 104,639            8.32      to           10.70           1,013,991
 2009                                  77,204            6.93      to            8.99             620,376
 2008                                  59,403            4.81      to            6.29             328,250
 2007                                  50,714            9.63      to           12.72             555,434
OPPENHEIMER MAIN STREET
 OPPORTUNITY FUND
 2011                                  75,152            9.01      to           10.37             694,817
 2010                                  56,892            9.31      to           10.81             548,268
 2009                                  48,302            8.00      to            9.37             401,404
 2008                                  34,109            6.08      to            7.20             214,215
 2007                                  12,410            9.52      to           11.86             132,631

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND
 2011                           0.50%     to       1.25%      0.49%     to       0.53%      (1.46)%    to       (0.72)%
 2010                           0.65%     to       1.25%      0.63%     to       0.71%      14.34%     to       15.03%
 2009                           0.65%     to       1.25%      1.32%     to       1.80%      27.17%     to       27.94%
 2008                           1.25%     to       1.25%      6.59%     to       6.59%     (39.50)%    to      (39.50)%
OPPENHEIMER GLOBAL STRATEGIC
 INCOME FUND
 2011                           0.50%     to       1.25%      6.12%     to       6.12%      (0.38)%    to        0.37%
 2010                           0.50%     to       1.25%      6.41%     to       6.50%      14.44%     to       15.30%
 2009                           0.50%     to       1.25%      6.72%     to       6.93%      20.65%     to       21.56%
 2008                           0.50%     to       1.25%      6.14%     to       6.51%     (17.59)%    to      (16.97)%
OPPENHEIMER MAIN STREET SMALL
 CAP FUND
 2011                           0.35%     to       1.25%      0.21%     to       0.24%      (3.86)%    to       (2.99)%
 2010                           0.35%     to       1.25%        --      to         --       21.62%     to       22.72%
 2009                           0.35%     to       1.25%      0.28%     to       0.28%      35.25%     to       36.47%
 2008                           0.35%     to       1.25%        --      to         --      (39.05)%    to      (38.50)%
 2007                           0.35%     to       1.25%      0.31%     to       0.57%     (10.15)%    to       (2.77)%
OPPENHEIMER DEVELOPING
 MARKETS FUND
 2011                             --      to       1.25%      2.41%     to       2.50%     (19.12)%    to      (17.85)%
 2010                             --      to       1.25%      0.15%     to       0.26%      25.41%     to       26.98%
 2009                           0.35%     to       1.25%      0.39%     to       0.55%      79.48%     to       81.10%
 2008                           0.35%     to       1.25%      1.55%     to       1.67%     (48.68)%    to      (48.21)%
 2007                           0.35%     to       1.25%      1.00%     to       1.12%      32.20%     to       33.39%
OPPENHEIMER EQUITY FUND
 2011                           0.65%     to       1.25%      0.70%     to       1.09%      (4.11)%    to       (3.53)%
 2010                           0.65%     to       1.25%      0.67%     to       0.76%      10.62%     to       11.29%
 2009                           0.85%     to       1.25%      0.06%     to       0.77%      37.06%     to       37.61%
 2008                           0.85%     to       1.25%      0.39%     to       0.52%     (44.53)%    to      (44.31)%
 2007                           0.85%     to       1.25%      4.52%     to       4.52%       9.36%     to        9.79%
OPPENHEIMER CAPITAL INCOME
 FUND
 2011                           1.25%     to       1.25%      4.25%     to       4.25%       2.91%     to        2.91%
 2010                           1.25%     to       1.25%      4.95%     to       4.95%      10.25%     to       10.25%
 2009                           1.25%     to       1.25%      1.17%     to       1.17%      16.64%     to       16.64%
OPPENHEIMER INTERNATIONAL
 BOND FUND
 2011                           0.35%     to       1.25%      5.24%     to       5.25%      (1.51)%    to       (0.62)%
 2010                           0.35%     to       1.25%      3.79%     to       3.84%       6.54%     to        7.50%
 2009                           0.35%     to       1.25%      4.20%     to       4.32%      12.06%     to       13.07%
 2008                           0.35%     to       1.25%      6.02%     to       6.82%      (1.89)%    to       (1.00)%
 2007                           0.35%     to       1.25%      7.39%     to      10.25%       8.02%     to       12.23%
OPPENHEIMER SMALL- & MID-CAP
 VALUE FUND
 2011                           0.35%     to       1.25%        --      to         --       (8.67)%    to       (7.85)%
 2010                           0.35%     to       1.25%        --      to         --       19.05%     to       20.12%
 2009                           0.35%     to       1.25%        --      to         --       42.82%     to       44.11%
 2008                           0.35%     to       1.25%        --      to         --      (50.55)%    to      (50.11)%
 2007                           0.35%     to       1.25%        --      to         --       (3.67)%    to        7.78%
OPPENHEIMER MAIN STREET
 OPPORTUNITY FUND
 2011                           0.35%     to       1.25%      0.21%     to       0.22%      (4.14)%    to       (3.27)%
 2010                           0.35%     to       1.25%        --      to         --       15.38%     to       16.43%
 2009                           0.35%     to       1.25%      0.48%     to       0.53%      30.25%     to       31.42%
 2008                           0.35%     to       1.25%      0.73%     to       0.87%     (39.34)%    to      (38.79)%
 2007                           0.50%     to       1.25%      2.09%     to       3.91%      (3.68)%    to        2.28%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL
 METALS FUND
 2011                                 110,140          $14.81      to          $21.31          $1,968,607
 2010                                  86,782           19.93      to           29.04           2,087,856
 2009                                  44,783           10.69      to           19.03             757,416
 2008                                  18,544            5.98      to           10.75             183,698
 2007                                   7,193           17.87      to           17.98             129,149
OPPENHEIMER REAL ESTATE FUND
 2011                                  37,811            8.56      to            9.07             340,044
 2010                                  32,711            8.02      to            8.69             276,648
 2009                                  10,105            6.38      to            6.48              64,856
 2008                                      58            4.97      to            5.25                 298
PUTNAM GLOBAL EQUITY FUND
 2011                                   1,890            8.64      to            8.64              16,329
 2010                                   2,667            9.15      to            9.15              24,409
 2009                                   2,888            8.39      to            8.39              24,242
 2008                                   3,120            6.50      to            6.50              20,286
PUTNAM VT HIGH YIELD FUND
 2011                                  50,931           13.30      to           13.30             677,170
 2010                                 140,058           13.16      to           13.16           1,842,956
 2009                                 166,687           11.62      to           11.62           1,936,798
 2008                                  56,327            7.79      to            7.79             438,852
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2011                                   9,800            8.82      to            8.82              86,459
 2010                                  22,962           10.82      to           10.82             248,467
 2009                                  23,122            9.71      to            9.71             224,559
 2008                                  14,365            7.07      to            7.07             101,535
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                                  25,427           10.94      to           10.94             278,130
 2010                                  36,529           11.60      to           11.60             423,913
PUTNAM SMALL CAP VALUE FUND
 2011                                  34,749            8.75      to            8.75             304,183
 2010                                  49,621            9.25      to            9.25             459,128
 2009                                  37,472            7.40      to            7.40             277,138
 2008                                  24,334            5.66      to            5.66             137,785
PIONEER CULLENVALUE FUND
 2011                                   5,231           10.44      to           10.48              54,704
 2010                                      19           11.09      to           11.09                 215
PIONEER EMERGING MARKETS FUND
 2011                                 191,688            7.49      to            7.81           1,455,907
 2010                                 148,389           10.01      to           10.29           1,497,206
 2009                                  64,653            8.73      to            8.90             564,043
 2008                                   2,480            4.96      to            5.09              12,480
PIONEER OAK RIDGE SMALL CAP
 GROWTH FUND
 2011                                   3,735           20.50      to           20.79              77,111
 2010                                   1,956           20.57      to           20.76              40,383
 2009                                     194           16.16      to           16.22               3,147
ALLIANZ NFJ INTERNATIONAL
 VALUE FUND
 2011                                     746            8.63      to            8.63               6,438

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER GOLD & SPECIAL
 METALS FUND
 2011                             --      to       1.25%      1.15%     to       1.50%     (26.61)%    to      (25.69)%
 2010                             --      to       1.25%     11.56%     to      22.15%      52.59%     to       54.50%
 2009                           0.35%     to       1.25%      2.92%     to       3.29%      77.09%     to       78.69%
 2008                           0.35%     to       1.25%      3.11%     to       8.98%     (40.17)%    to      (39.86)%
 2007                           0.85%     to       1.25%      3.54%     to       4.00%      28.66%     to       29.18%
OPPENHEIMER REAL ESTATE FUND
 2011                             --      to       1.25%      0.30%     to       0.84%       6.78%     to        8.12%
 2010                           0.50%     to       1.25%      0.83%     to       1.11%      25.60%     to       26.54%
 2009                           0.65%     to       1.25%      2.14%     to       2.36%      28.35%     to       29.13%
 2008                           0.75%     to       1.25%        --      to         --      (40.03)%    to      (39.73)%
PUTNAM GLOBAL EQUITY FUND
 2011                           0.70%     to       0.70%      3.51%     to       3.51%      (5.62)%    to       (5.62)%
 2010                           0.70%     to       0.70%      2.13%     to       2.13%       9.07%     to        9.07%
 2009                           0.70%     to       0.70%        --      to         --       29.07%     to       29.07%
 2008                           0.70%     to       0.70%        --      to         --      (45.73)%    to      (45.73)%
PUTNAM VT HIGH YIELD FUND
 2011                           0.70%     to       0.70%      5.50%     to       5.50%       1.04%     to        1.04%
 2010                           0.70%     to       0.70%      9.18%     to       9.18%      13.25%     to       13.25%
 2009                           0.70%     to       0.70%      6.62%     to       6.62%      49.14%     to       49.14%
 2008                           0.70%     to       0.70%        --      to         --      (26.58)%    to      (26.58)%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2011                           0.70%     to       0.70%      2.83%     to       2.83%     (18.47)%    to      (18.47)%
 2010                           0.70%     to       0.70%      2.85%     to       2.85%      11.42%     to       11.42%
 2009                           0.70%     to       0.70%      1.06%     to       1.06%      37.40%     to       37.40%
 2008                           0.70%     to       0.70%        --      to         --      (42.88)%    to      (42.88)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2011                           0.70%     to       0.70%      0.26%     to       0.26%      (5.75)%    to       (5.75)%
 2010                           0.70%     to       0.70%        --      to         --       16.05%     to       16.05%
PUTNAM SMALL CAP VALUE FUND
 2011                           0.70%     to       0.70%      0.53%     to       0.53%      (5.39)%    to       (5.39)%
 2010                           0.70%     to       0.70%      0.26%     to       0.26%      25.11%     to       25.11%
 2009                           0.70%     to       0.70%      1.77%     to       1.77%      30.62%     to       30.62%
 2008                           0.70%     to       0.70%        --      to         --      (39.79)%    to      (39.79)%
PIONEER CULLENVALUE FUND
 2011                           1.05%     to       1.25%      1.65%     to       3.40%      (5.80)%    to       (5.62)%
 2010                           1.25%     to       1.25%      1.83%     to       1.83%       4.98%     to        4.98%
PIONEER EMERGING MARKETS FUND
 2011                           0.35%     to       1.25%        --      to         --      (25.18)%    to      (24.51)%
 2010                           0.50%     to       1.25%        --      to         --       14.72%     to       15.58%
 2009                           0.50%     to       1.25%      0.34%     to       0.50%      71.41%     to       72.70%
 2008                           0.75%     to       1.25%      7.43%     to      20.54%     (59.54)%    to      (59.34)%
PIONEER OAK RIDGE SMALL CAP
 GROWTH FUND
 2011                           0.75%     to       1.25%        --      to         --       (0.34)%    to        0.16%
 2010                           0.75%     to       1.25%        --      to         --       27.32%     to       27.95%
 2009                           0.75%     to       1.25%        --      to         --       61.58%     to       62.25%
ALLIANZ NFJ INTERNATIONAL
 VALUE FUND
 2011                           1.05%     to       1.05%      0.97%     to       0.97%     (13.69)%    to      (13.69)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL CAP VALUE
 FUND
 2011                                 106,485          $10.97      to          $11.28          $1,184,482
 2010                                  90,791           10.88      to           11.10             997,030
 2009                                  71,580            8.82      to            8.93             634,618
 2008                                     830            7.21      to            7.24               5,995
ALLIANZ NFJ DIVIDEND VALUE
 FUND
 2011                                 232,853            8.36      to            8.60           1,971,678
 2010                                 175,748            8.21      to            8.38           1,457,474
 2009                                  55,851            7.36      to            7.45             412,530
 2008                                      96            6.60      to            6.60                 636
MANAGERS CADENCE MID-CAP FUND
 2011                                   5,293           10.65      to           11.01              53,540
 2010                                   4,423           10.97      to           11.27              45,693
 2009                                   3,857            8.78      to            8.97              31,692
 2008                                   1,193            7.10      to            7.10               8,475
PIMCO TOTAL RETURN FUND
 2011                               1,942,619           11.28      to           14.34          26,491,298
 2010                               1,237,235           10.85      to           13.82          16,485,384
 2009                                 527,034           11.97      to           12.77           6,682,235
 2008                                  97,547           10.60      to           11.41           1,102,807
 2007                                  19,699           10.75      to           11.07             216,916
PIMCO EMERGING MARKETS BOND
 FUND
 2011                                  89,328           13.26      to           14.44           1,219,186
 2010                                  91,160           12.54      to           13.76           1,164,648
 2009                                  65,811           11.18      to           12.37             772,620
 2008                                  30,049            8.64      to            9.63             270,257
 2007                                  16,836           10.14      to           11.38             175,530
PIMCO REAL RETURN FUND
 2011                               1,052,785           14.51      to           14.69          14,246,815
 2010                                 800,211           10.78      to           13.39           9,777,190
 2009                                 451,099           10.79      to           12.47           5,606,601
 2008                                 179,592           10.27      to           10.80           1,979,933
 2007                                 120,634           10.96      to           11.74           1,444,485
PIONEER FUND
 2011                                  51,036            8.47      to           10.18             492,157
 2010                                  20,462            8.92      to           10.80             202,868
 2009                                     959            7.75      to            9.45               8,983
PIONEER HIGH YIELD FUND
 2011                                 160,229           12.38      to           13.00           1,994,004
 2010                                 139,274           12.66      to           13.40           1,763,049
 2009                                 152,310           10.14      to           11.54           1,639,303
 2008                                  40,920            6.25      to            7.20             280,695
 2007                                   9,482           10.70      to           11.58             104,014
PIONEER STRATEGIC INCOME FUND
 2011                                 185,039           13.80      to           13.83           2,544,366
 2010                                 138,152           13.41      to           13.55           1,855,352
 2009                                  84,446           11.87      to           12.29           1,024,626
 2008                                  48,857            9.11      to            9.52             453,776
 2007                                  30,436           10.32      to           10.88             319,331

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANZ NFJ SMALL CAP VALUE
 FUND
 2011                           0.50%     to       1.25%      1.58%     to       1.59%       0.84%     to        1.60%
 2010                           0.50%     to       1.25%      1.87%     to       2.23%      23.34%     to       24.27%
 2009                           0.50%     to       1.25%      3.15%     to       3.48%      22.41%     to       23.33%
 2008                           0.50%     to       1.25%      7.42%     to       9.18%     (27.95)%    to      (27.59)%
ALLIANZ NFJ DIVIDEND VALUE
 FUND
 2011                           0.50%     to       1.25%      2.91%     to       2.95%       1.80%     to        2.57%
 2010                           0.50%     to       1.25%      3.28%     to       3.57%      11.67%     to       12.51%
 2009                           0.50%     to       1.25%      4.77%     to       4.97%      11.51%     to       12.35%
 2008                           1.25%     to       1.25%      4.28%     to       4.28%     (34.04)%    to      (34.04)%
MANAGERS CADENCE MID-CAP FUND
 2011                           0.65%     to       1.25%        --      to         --       (2.87)%    to       (2.28)%
 2010                           0.65%     to       1.25%      0.13%     to       0.14%      24.88%     to       25.63%
 2009                           0.65%     to       1.25%        --      to         --       23.65%     to       24.39%
 2008                           1.25%     to       1.25%        --      to         --      (45.34)%    to      (45.34)%
PIMCO TOTAL RETURN FUND
 2011                             --      to       1.25%      3.60%     to       4.04%       2.46%     to        3.91%
 2010                             --      to       1.25%      1.50%     to       2.98%       7.05%     to        8.60%
 2009                           0.35%     to       1.25%      4.78%     to       4.95%      11.94%     to       12.95%
 2008                           0.35%     to       1.25%      4.65%     to       4.67%       3.02%     to        3.96%
 2007                           0.50%     to       1.25%      2.69%     to       4.70%       7.24%     to        7.50%
PIMCO EMERGING MARKETS BOND
 FUND
 2011                           0.50%     to       1.25%      4.75%     to       4.75%       4.97%     to        5.76%
 2010                           0.50%     to       1.25%      4.60%     to       4.61%      11.26%     to       12.10%
 2009                           0.50%     to       1.25%      6.09%     to       6.35%      28.46%     to       29.43%
 2008                           0.50%     to       1.25%      6.39%     to       6.47%     (15.43)%    to      (14.79)%
 2007                           0.50%     to       1.25%      3.24%     to       5.47%       3.57%     to        3.90%
PIMCO REAL RETURN FUND
 2011                             --      to       1.25%      3.60%     to       4.06%       9.75%     to       11.13%
 2010                             --      to       1.25%      2.12%     to       2.97%       6.02%     to        8.94%
 2009                             --      to       1.25%      2.44%     to       2.58%      14.18%     to       15.50%
 2008                             --      to       1.25%      0.59%     to       3.45%      (8.03)%    to       (6.87)%
 2007                             --      to       1.25%      4.40%     to       4.56%       2.91%     to        9.76%
PIONEER FUND
 2011                           0.50%     to       1.25%      1.36%     to       1.41%      (5.77)%    to       (5.06)%
 2010                           0.50%     to       1.25%      1.02%     to       1.04%      14.28%     to       15.14%
 2009                           0.50%     to       1.25%      0.27%     to       2.09%      22.69%     to       23.62%
PIONEER HIGH YIELD FUND
 2011                           0.50%     to       1.25%      5.37%     to       5.41%      (2.96)%    to       (2.23)%
 2010                           0.50%     to       1.25%      5.41%     to       5.49%      16.14%     to       17.01%
 2009                             --      to       1.25%      6.34%     to       6.65%      60.21%     to       62.22%
 2008                             --      to       1.25%      6.72%     to      48.46%     (37.83)%    to      (37.05)%
 2007                           0.50%     to       1.25%      4.51%     to       4.83%       5.25%     to        5.61%
PIONEER STRATEGIC INCOME FUND
 2011                             --      to       1.25%      5.03%     to       5.05%       1.84%     to        3.12%
 2010                             --      to       1.25%      2.21%     to       5.27%      10.27%     to       11.66%
 2009                           0.35%     to       1.25%      6.03%     to       6.25%      29.11%     to       30.27%
 2008                           0.35%     to       1.25%      7.74%     to       7.91%     (12.50)%    to      (11.71)%
 2007                           0.35%     to       1.25%      4.12%     to       7.59%       3.19%     to        4.77%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE FUND
 2011                                 119,987           $8.26      to          $10.05          $1,078,074
 2010                                  99,809            8.83      to           10.83             977,122
 2009                                 152,250            7.64      to            9.31           1,225,342
 2008                                  20,695            6.12      to            7.56             150,465
 2007                                     696           11.55      to           11.55               8,041
PIONEER GROWTH OPPORTUNITIES
 FUND
 2011                                  22,110           12.28      to           12.51             274,884
 2010                                  22,723           12.76      to           12.92             292,062
 2009                                  19,582           10.80      to           10.84             212,019
PUTNAM EQUITY INCOME FUND
 2011                                  10,078            9.20      to           11.19             101,629
 2010                                   7,347            9.08      to           11.13              71,969
 2009                                   4,951           10.00      to           10.15              41,272
 2008                                     295            7.98      to            8.06               2,377
PUTNAM HIGH YIELD ADVANTAGE
 FUND
 2011                                  40,693           13.10      to           13.73             532,808
 2010                                  21,150           12.70      to           13.47             266,671
 2009                                   6,977           11.06      to           12.04              78,926
 2008                                     366            8.22      to            8.22               3,007
PUTNAM INTERNATIONAL EQUITY
 FUND
 2011                                  40,915            7.92      to           12.46             503,972
 2010                                  56,583            9.50      to           14.81             832,027
 2009                                 133,971            8.74      to           13.50           1,804,300
 2008                                 131,626            7.06      to           10.81           1,413,949
 2007                                 135,686           12.97      to           19.67           2,657,496
PUTNAM INVESTORS FUND
 2011                                      85            7.99      to            7.99                 680
 2010                                     265            8.03      to            8.03               2,126
 2009                                      67            7.07      to            7.07                 472
 2008                                      19            5.41      to            5.41                 100
 2007                                       4            9.09      to            9.09                  33
PUTNAM MULTI-CAP GROWTH FUND
 2011                                     367            8.61      to           10.04               3,363
 2010                                     461            9.16      to           10.70               4,414
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2011                                  46,183            6.82      to            7.74             338,037
 2010                                  31,299            8.77      to            9.18             290,410
 2009                                  13,138            7.48      to            7.58              99,472
 2008                                      40            4.85      to            4.85                 196
PUTNAM SMALL CAP GROWTH FUND
 2011                                  12,189            8.06      to            9.61             105,792
 2010                                  11,893            8.42      to           10.12             110,750
 2009                                   7,617            6.61      to            8.00              58,305
 2008                                   3,475            5.26      to            6.41              20,602
 2007                                     199           11.42      to           11.49               2,274
ROYCE TOTAL RETURN FUND
 2011                                   7,117           19.81      to           20.24             142,782
 2010                                   4,488           20.47      to           20.75              92,641
 2009                                     549           16.84      to           16.91               9,254

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE FUND
 2011                           0.50%     to       1.25%      0.97%     to       1.32%      (7.21)%    to       (6.51)%
 2010                           0.50%     to       1.25%      0.55%     to       0.65%      16.29%     to       17.17%
 2009                             --      to       1.25%      1.15%     to       1.39%      23.14%     to       24.69%
 2008                             --      to       1.25%      1.79%     to      22.16%     (34.52)%    to      (33.70)%
 2007                           1.25%     to       1.25%      1.01%     to       1.01%       4.01%     to        4.01%
PIONEER GROWTH OPPORTUNITIES
 FUND
 2011                           0.50%     to       1.25%        --      to         --       (3.74)%    to       (3.02)%
 2010                           0.35%     to       1.25%        --      to         --       18.11%     to       19.18%
 2009                           0.35%     to       1.25%        --      to         --        8.05%     to        8.42%
PUTNAM EQUITY INCOME FUND
 2011                           0.50%     to       1.25%      0.95%     to       2.26%       0.58%     to        1.33%
 2010                           0.50%     to       1.25%      0.47%     to       1.92%      10.97%     to       11.81%
 2009                           0.85%     to       1.25%      1.73%     to       1.94%      25.33%     to       25.83%
 2008                           0.85%     to       1.25%      2.95%     to       2.95%     (32.14)%    to      (31.86)%
PUTNAM HIGH YIELD ADVANTAGE
 FUND
 2011                             --      to       1.25%      7.37%     to       7.75%       1.87%     to        3.15%
 2010                             --      to       1.25%      4.03%     to       7.68%      11.94%     to       13.35%
 2009                           0.50%     to       1.25%      1.43%     to       8.02%      46.48%     to       47.59%
 2008                           1.25%     to       1.25%     11.17%     to      11.17%     (25.17)%    to      (25.17)%
PUTNAM INTERNATIONAL EQUITY
 FUND
 2011                           0.35%     to       1.25%      4.09%     to       4.90%     (16.59)%    to      (15.83)%
 2010                           0.35%     to       1.25%      1.05%     to       2.28%       8.73%     to        9.71%
 2009                           0.35%     to       1.25%      2.71%     to       2.92%      23.71%     to       24.83%
 2008                           0.35%     to       1.25%        --      to         --      (45.53)%    to      (45.03)%
 2007                           0.35%     to       1.25%      2.91%     to      35.01%       7.06%     to        8.03%
PUTNAM INVESTORS FUND
 2011                           0.35%     to       0.35%      0.91%     to       0.91%      (0.52)%    to       (0.52)%
 2010                           0.35%     to       0.35%      1.30%     to       1.30%      13.67%     to       13.67%
 2009                           0.35%     to       0.35%      2.90%     to       2.90%      30.72%     to       30.72%
 2008                           0.35%     to       0.35%      0.47%     to       0.47%     (40.50)%    to      (40.50)%
 2007                           0.35%     to       0.35%        --      to         --       (9.12)%    to       (9.12)%
PUTNAM MULTI-CAP GROWTH FUND
 2011                           1.05%     to       1.25%        --      to         --       (6.18)%    to       (5.99)%
 2010                           1.05%     to       1.25%        --      to         --       17.83%     to       18.06%
PUTNAM INTERNATIONAL CAPITAL
 OPPORTUNITIES FUND
 2011                           0.15%     to       1.25%      3.39%     to       3.46%     (22.23)%    to      (21.37)%
 2010                             --      to       1.25%      1.09%     to       1.54%      17.23%     to       18.70%
 2009                           0.75%     to       1.25%      1.45%     to       1.53%      54.81%     to       55.59%
 2008                           1.05%     to       1.05%     30.71%     to      30.71%     (49.01)%    to      (49.01)%
PUTNAM SMALL CAP GROWTH FUND
 2011                           0.50%     to       1.25%        --      to         --       (5.07)%    to       (4.35)%
 2010                           0.50%     to       1.25%        --      to         --       26.53%     to       27.48%
 2009                           0.50%     to       1.25%        --      to         --       24.73%     to       25.67%
 2008                           0.50%     to       1.25%        --      to         --      (43.84)%    to      (43.42)%
 2007                           0.85%     to       1.25%        --      to         --        1.49%     to        1.90%
ROYCE TOTAL RETURN FUND
 2011                           0.50%     to       1.25%      0.56%     to       0.60%      (3.19)%    to       (2.46)%
 2010                           0.50%     to       1.25%      1.11%     to       1.11%      21.56%     to       22.47%
 2009                           0.75%     to       1.25%      0.13%     to       0.29%      68.36%     to       69.06%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ROYCE VALUE PLUS FUND
 2011                                  52,535          $11.73      to          $12.72            $592,023
 2010                                  57,297           13.20      to           13.42             731,514
 2009                                  50,724           11.17      to           11.24             565,160
 2008                                  47,106            7.95      to            8.00             370,392
 2007                                  44,326           13.74      to           13.81             593,527
ROYCE VALUE FUND
 2011                                  23,710           19.68      to           20.38             476,985
 2010                                  20,100           21.55      to           22.05             441,175
 2009                                     920           17.48      to           17.55              16,151
RS VALUE FUND
 2011                                  80,953           11.06      to           11.06             895,424
 2010                                  69,153           12.44      to           12.44             860,185
COLUMBIA DIVERSIFIED EQUITY
 INCOME FUND
 2011                                  13,934            7.73      to            7.81             106,610
 2010                                  10,789            8.24      to            8.37              88,277
 2009                                   7,578            7.15      to            7.31              55,262
 2008                                     156            5.65      to            5.83                 900
COLUMBIA MID CAP VALUE
 OPPORTUNITY FUND
 2011                                  35,363            8.10      to            8.39             288,190
 2010                                  29,373            8.96      to            9.38             264,129
 2009                                  20,536            7.40      to            7.55             151,903
 2008                                   1,846            5.37      to            5.43              10,020
COLUMBIA MULTI-ADVISOR SMALL
 CAP VALUE FUND
 2011                                     598            9.29      to            9.29               5,556
 2010                                     790           10.26      to           10.54               8,083
 2009                                     515            8.13      to            8.21               4,197
RIDGEWORTH SMALL CAP VALUE
 EQUITY FUND
 2011                                  46,569           20.80      to           21.55             982,162
 2010                                   6,070           21.94      to           22.45             134,682
 2009                                     183           17.30      to           17.41               3,180
RIDGEWORTH MID-CAP VALUE
 EQUITY FUND
 2011                                  24,609           21.16      to           21.92             526,041
 2010                                   9,505           23.17      to           23.49             221,518
 2009                                     366           18.44      to           18.56               6,776
RIDGEWORTH TOTAL RETURN BOND
 FUND
 2011                                  51,697           11.19      to           11.42             590,114
DWS RREEF REAL ESTATE
 SECURITIES FUND
 2011                                     889           11.22      to           11.22               9,970
 2010                                     729           10.38      to           10.38               7,566
 2009                                     399            8.14      to            8.14               3,250
DWS DREMAN HIGH RETURN EQUITY
 FUND
 2011                                  57,815            7.20      to            8.07             422,352
 2010                                  54,931            7.40      to            8.37             438,178
 2009                                  46,223            6.60      to            7.54             340,461
 2008                                  26,472            5.37      to            6.18             154,680
 2007                                  15,224            9.24      to           11.48             168,256

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ROYCE VALUE PLUS FUND
 2011                             --      to       1.25%      0.49%     to       0.63%     (11.10)%    to       (9.98)%
 2010                             --      to       1.25%      0.08%     to       0.29%      18.22%     to       19.40%
 2009                             --      to       1.25%        --      to         --       39.63%     to       41.38%
 2008                             --      to       1.25%        --      to         --      (42.43)%    to      (41.80)%
 2007                             --      to       1.25%      1.45%     to       2.43%      (1.99)%    to        1.95%
ROYCE VALUE FUND
 2011                             --      to       1.25%      0.33%     to       0.78%      (8.69)%    to       (7.54)%
 2010                             --      to       1.25%      0.33%     to       0.34%      23.28%     to       24.83%
 2009                           0.75%     to       1.25%        --      to         --       74.81%     to       75.53%
RS VALUE FUND
 2011                             --      to         --         --      to         --      (11.08)%    to      (11.08)%
 2010                             --      to         --         --      to         --       25.47%     to       25.47%
COLUMBIA DIVERSIFIED EQUITY
 INCOME FUND
 2011                           0.75%     to       1.25%      1.29%     to       1.31%      (6.68)%    to       (6.21)%
 2010                           0.75%     to       1.25%      1.05%     to       1.44%      14.60%     to       15.18%
 2009                           0.75%     to       1.25%      2.19%     to       2.28%      25.28%     to       25.91%
 2008                           1.05%     to       1.25%      5.55%     to       5.61%     (41.25)%    to      (41.13)%
COLUMBIA MID CAP VALUE
 OPPORTUNITY FUND
 2011                           0.50%     to       1.25%        --      to         --       (9.56)%    to       (8.88)%
 2010                             --      to       1.25%      0.73%     to       0.80%      21.10%     to       22.62%
 2009                           0.50%     to       1.25%      2.05%     to       2.66%      37.81%     to       38.85%
 2008                           0.50%     to       1.25%      6.51%     to       6.92%     (45.06)%    to      (44.64)%
COLUMBIA MULTI-ADVISOR SMALL
 CAP VALUE FUND
 2011                           0.75%     to       0.75%        --      to         --       (9.03)%    to       (9.03)%
 2010                           0.50%     to       1.25%        --      to         --       24.94%     to       25.88%
 2009                           0.75%     to       1.25%        --      to         --       45.94%     to       46.67%
RIDGEWORTH SMALL CAP VALUE
 EQUITY FUND
 2011                             --      to       1.25%      0.65%     to       0.73%      (5.18)%    to       (3.98)%
 2010                             --      to       1.25%      0.21%     to       1.03%      26.79%     to       28.38%
 2009                           0.50%     to       1.25%        --      to         --       73.05%     to       74.12%
RIDGEWORTH MID-CAP VALUE
 EQUITY FUND
 2011                             --      to       1.25%      0.46%     to       1.35%      (8.69)%    to       (7.54)%
 2010                           0.50%     to       1.25%      0.51%     to       0.72%      25.64%     to       26.59%
 2009                           0.50%     to       1.25%      0.06%     to       0.61%      84.42%     to       85.56%
RIDGEWORTH TOTAL RETURN BOND
 FUND
 2011                           0.15%     to       1.25%      0.39%     to       3.19%       8.14%     to        9.34%
DWS RREEF REAL ESTATE
 SECURITIES FUND
 2011                           0.85%     to       0.85%      1.30%     to       1.30%       8.07%     to        8.07%
 2010                           0.85%     to       0.85%      1.75%     to       1.75%      27.57%     to       27.57%
 2009                           0.85%     to       0.85%      3.76%     to       3.76%      28.89%     to       28.89%
DWS DREMAN HIGH RETURN EQUITY
 FUND
 2011                           0.35%     to       1.25%      1.05%     to       1.05%      (3.49)%    to       (2.62)%
 2010                           0.35%     to       1.25%      1.06%     to       1.11%      11.03%     to       12.03%
 2009                           0.35%     to       1.25%      1.72%     to       1.78%      21.91%     to       23.01%
 2008                           0.35%     to       1.25%      2.00%     to       2.01%     (46.18)%    to      (45.69)%
 2007                           0.50%     to       1.25%      3.17%     to       3.71%      (6.09)%    to       (2.37)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
DWS ENHANCED EMERGING MARKETS
 FIXED INCOME FUND+
 2011                                   2,603          $14.09      to          $14.17             $36,702
 2010                                   1,647           14.83      to           14.89              24,449
 2009                                     400           13.45      to           13.45               5,376
SSGA S&P 500 INDEX FUND
 2011                                  85,145           10.71      to           20.66             979,562
 2010                                  79,655           10.65      to           20.68             899,932
 2009                                  70,016            9.38      to            9.92             690,838
 2008                                  82,314            7.53      to           14.87             648,630
 2007                                  64,414           12.11      to           24.17             791,581
DWS GROWTH & INCOME VIP
 PORTFOLIO
 2011                                   3,950            9.84      to            9.84              38,866
 2010                                   3,662            9.92      to            9.92              36,336
 2009                                   3,990            8.73      to            8.73              34,845
 2008                                   5,156            6.56      to            6.56              33,804
DWS GLOBAL THEMATIC FUND
 2011                                  25,310            7.57      to            8.98             197,288
 2010                                  22,795            8.96      to           10.70             210,327
 2009                                  22,123            7.95      to            9.57             180,923
 2008                                  16,454            5.58      to            6.77              93,241
 2007                                  12,403           10.70      to           10.70             132,737
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2011                                      60            9.67      to            9.67                 576
LEGG MASON CLEARBRIDGE
 AGGRESSIVE GROWTH FUND
 2011                                   9,157            9.12      to           10.21              84,578
 2010                                  11,879            9.03      to           10.20             108,428
 2009                                  13,252            7.27      to            7.31              98,740
 2008                                  11,039            5.53      to            6.36              62,544
 2007                                   8,432            9.63      to           11.18              82,447
LEGG MASON PARTNERS
 CLEARBRIDGE FUNDAMENTAL
 VALUE FUND
 2011                                     303            9.65      to            9.65               2,922
 2010                                     202           10.48      to           10.48               2,117
 2009                                      78            9.17      to            9.17                 714
 2008                                      44            7.16      to            7.16                 313
LEGG MASON CLEARBRIDGE MID
 CAP CORE FUND
 2011                                   5,744           18.78      to           19.18             109,382
 2010                                   3,156           19.73      to           20.01              62,772
 2009                                   1,631           16.37      to           16.47              26,808
LEGG MASON CLEARBRIDGE SMALL
 CAP GROWTH FUND
 2011                                  21,595           10.71      to           12.32             233,323
 2010                                  16,850           10.70      to           12.41             182,734
 2009                                   9,488            8.41      to            8.58              80,105
 2008                                      50            6.00      to            6.03                 301
THORNBURG INTERNATIONAL VALUE
 FUND
 2011                                 429,502           15.61      to           16.17           4,465,034
 2010                                 358,135           18.22      to           18.64           4,249,515
 2009                                 230,711            7.39      to           16.21           2,265,560
 2008                                  89,707            5.65      to            8.84             639,372
 2007                                  30,072           11.34      to           15.42             437,431

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
DWS ENHANCED EMERGING MARKETS
 FIXED INCOME FUND+
 2011                           1.05%     to       1.25%      4.49%     to       4.74%      (5.05)%    to       (4.86)%
 2010                           1.05%     to       1.25%      4.80%     to       4.89%      10.27%     to       10.49%
 2009                           1.25%     to       1.25%      8.82%     to       8.82%      34.53%     to       34.53%
SSGA S&P 500 INDEX FUND
 2011                             --      to       1.25%      1.92%     to       2.00%       0.59%     to        1.86%
 2010                             --      to       1.25%      1.87%     to       1.88%      12.82%     to       13.51%
 2009                             --      to       1.25%      0.46%     to       2.39%      24.65%     to       26.22%
 2008                             --      to       1.25%      1.89%     to       2.23%     (38.48)%    to      (37.82)%
 2007                             --      to       1.25%      1.40%     to       1.58%       3.78%     to        4.10%
DWS GROWTH & INCOME VIP
 PORTFOLIO
 2011                           0.70%     to       0.70%      1.26%     to       1.26%      (0.84)%    to       (0.84)%
 2010                           0.70%     to       0.70%      1.59%     to       1.59%      13.60%     to       13.60%
 2009                           0.70%     to       0.70%      2.45%     to       2.45%      33.21%     to       33.21%
 2008                           0.70%     to       0.70%        --      to         --      (38.74)%    to      (38.74)%
DWS GLOBAL THEMATIC FUND
 2011                           0.50%     to       1.25%      1.12%     to       1.14%     (16.10)%    to      (15.47)%
 2010                           0.50%     to       1.25%      0.39%     to       0.42%      11.87%     to       12.71%
 2009                           0.50%     to       1.25%      0.97%     to       1.09%      41.41%     to       42.47%
 2008                           0.50%     to       1.25%      0.10%     to       0.24%     (48.28)%    to      (47.89)%
 2007                           0.50%     to       0.50%      0.95%     to       0.95%       4.78%     to        4.78%
LEGG MASON CLEARBRIDGE
 APPRECIATION FUND
 2011                           1.25%     to       1.25%      2.62%     to       2.62%      (3.29)%    to       (3.29)%
LEGG MASON CLEARBRIDGE
 AGGRESSIVE GROWTH FUND
 2011                           0.35%     to       1.25%        --      to         --        0.13%     to        1.06%
 2010                           0.35%     to       1.25%        --      to         --       22.38%     to       23.49%
 2009                           0.35%     to       1.25%        --      to         --       31.09%     to       32.22%
 2008                           0.35%     to       1.25%        --      to         --      (43.12)%    to      (42.60)%
 2007                           0.35%     to       1.25%        --      to         --       (3.68)%    to       (0.04)%
LEGG MASON PARTNERS
 CLEARBRIDGE FUNDAMENTAL
 VALUE FUND
 2011                           1.25%     to       1.25%      0.80%     to       0.80%      (8.00)%    to       (8.00)%
 2010                           1.25%     to       1.25%      1.80%     to       1.80%      14.36%     to       14.36%
 2009                           1.25%     to       1.25%      0.99%     to       0.99%      27.96%     to       27.96%
 2008                           1.25%     to       1.25%      4.05%     to       4.05%     (38.27)%    to      (38.27)%
LEGG MASON CLEARBRIDGE MID
 CAP CORE FUND
 2011                           0.50%     to       1.25%        --      to         --       (4.86)%    to       (4.14)%
 2010                           0.50%     to       1.25%        --      to         --       20.55%     to       21.46%
 2009                           0.50%     to       1.25%        --      to         --       63.71%     to       64.72%
LEGG MASON CLEARBRIDGE SMALL
 CAP GROWTH FUND
 2011                           0.50%     to       1.25%        --      to         --       (0.72)%    to        0.08%
 2010                           0.50%     to       1.25%        --      to         --       23.68%     to       24.67%
 2009                           0.50%     to       1.25%        --      to         --       40.68%     to       41.73%
 2008                           0.75%     to       1.05%        --      to         --      (41.37)%    to      (41.19)%
THORNBURG INTERNATIONAL VALUE
 FUND
 2011                             --      to       1.25%      0.86%     to       1.06%     (14.54)%    to      (13.26)%
 2010                             --      to       1.25%      0.03%     to       0.78%      12.39%     to       13.80%
 2009                           0.35%     to       1.25%      0.80%     to       0.96%      30.75%     to       62.10%
 2008                           0.35%     to       1.25%      1.21%     to       1.34%     (42.67)%    to      (42.15)%
 2007                           0.50%     to       1.25%      0.59%     to       0.59%       9.99%     to       25.92%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
THORNBURG VALUE FUND
 2011                                  69,867          $17.14      to          $17.58            $821,740
 2010                                  80,193           20.05      to           20.51           1,071,680
 2009                                  55,085            8.33      to           18.58             551,456
 2008                                  39,160            5.76      to            7.36             265,608
 2007                                  15,497            9.89      to           12.75             164,530
THORNBURG CORE GROWTH FUND
 2011                                 104,262           18.11      to           18.57             958,397
 2010                                 105,462            7.86      to           10.00             943,874
 2009                                  99,359            7.19      to           16.66             802,669
 2008                                  71,985            4.96      to            6.42             406,878
 2007                                  37,378           10.16      to           13.27             454,700
TIMOTHY PLAN LARGE/MID CAP
 VALUE FUND
 2011                                   2,788           11.86      to           12.06              33,287
 2010                                     266           12.01      to           12.01               3,189
UBS DYNAMIC ALPHA FUND
 2011                                     228           14.56      to           14.56               3,316
T. ROWE PRICE GROWTH STOCK
 FUND
 2011                                 192,139            9.15      to            9.48           1,768,791
 2010                                 124,255            9.40      to            9.66           1,175,005
 2009                                  21,148            8.18      to            8.35             173,078
 2008                                      36            5.81      to            5.81                 213
T. ROWE PRICE EQUITY-INCOME
 FUND
 2011                                 102,786            8.20      to            8.49             846,179
 2010                                  64,813            8.41      to            8.64             545,819
 2009                                  37,794            7.43      to            7.58             281,750
T. ROWE PRICE RETIREMENT 2010
 FUND
 2011                                 133,106           10.20      to           10.54           1,372,069
 2010                                 127,216           10.33      to           10.54           1,321,310
 2009                                  89,693            9.32      to            9.44             838,522
 2008                                  15,869            7.41      to            7.42             117,688
T. ROWE PRICE RETIREMENT 2020
 FUND
 2011                                 582,191            9.83      to           10.16           5,797,461
 2010                                 439,261           10.12      to           10.33           4,481,272
 2009                                 280,439            8.97      to            9.09           2,527,341
 2008                                   5,071            6.81      to            6.85              34,567
T. ROWE PRICE RETIREMENT 2030
 FUND
 2011                                 411,691            9.49      to            9.81           3,960,225
 2010                                 315,188            9.92      to           10.13           3,156,582
 2009                                 207,361            8.71      to            8.82           1,812,139
 2008                                   6,722            6.42      to            6.45              43,128
T. ROWE PRICE RETIREMENT 2040
 FUND
 2011                                 229,247            9.37      to            9.69           2,169,123
 2010                                 168,606            9.89      to           10.09           1,676,243
 2009                                 109,808            8.64      to            8.74             950,583
 2008                                   2,361            6.32      to            6.35              14,913

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
THORNBURG VALUE FUND
 2011                           0.35%     to       1.25%        --      to         --      (14.58)%    to      (13.73)%
 2010                             --      to       1.25%      0.01%     to       0.25%       7.90%     to        9.25%
 2009                           0.35%     to       1.25%      0.14%     to       1.65%      44.61%     to       85.85%
 2008                           0.35%     to       1.25%      0.78%     to       1.10%     (42.30)%    to      (41.78)%
 2007                           0.35%     to       1.25%      0.34%     to       0.42%      (1.12)%    to        4.74%
THORNBURG CORE GROWTH FUND
 2011                           0.35%     to       1.25%        --      to         --        0.03%     to        1.06%
 2010                           0.35%     to       1.25%        --      to         --        8.43%     to        9.41%
 2009                           0.35%     to       1.25%        --      to         --       44.88%     to       66.64%
 2008                           0.35%     to       1.25%        --      to         --      (51.61)%    to      (51.18)%
 2007                           0.35%     to       1.25%        --      to         --        1.61%     to        9.91%
TIMOTHY PLAN LARGE/MID CAP
 VALUE FUND
 2011                           0.35%     to       1.25%      0.38%     to       0.61%      (0.50)%    to        0.40%
 2010                           0.35%     to       0.35%      0.32%     to       0.32%      11.48%     to       11.48%
UBS DYNAMIC ALPHA FUND
 2011                           1.25%     to       1.25%        --      to         --       (2.85)%    to       (2.85)%
T. ROWE PRICE GROWTH STOCK
 FUND
 2011                           0.50%     to       1.25%        --      to         --       (2.68)%    to       (1.95)%
 2010                           0.50%     to       1.25%        --      to         --       14.90%     to       15.76%
 2009                           0.50%     to       1.25%        --      to         --       40.84%     to       41.90%
 2008                           1.25%     to       1.25%      0.36%     to       0.36%     (43.22)%    to      (43.22)%
T. ROWE PRICE EQUITY-INCOME
 FUND
 2011                           0.50%     to       1.25%      1.33%     to       1.50%      (2.47)%    to       (1.73)%
 2010                           0.50%     to       1.25%      1.53%     to       1.67%      13.16%     to       14.01%
 2009                           0.50%     to       1.25%      1.66%     to       1.91%      23.49%     to       24.42%
T. ROWE PRICE RETIREMENT 2010
 FUND
 2011                           0.35%     to       1.25%      1.76%     to       1.97%      (1.23)%    to       (0.33)%
 2010                           0.50%     to       1.25%      2.00%     to       2.95%      10.76%     to       11.59%
 2009                           0.50%     to       1.25%      3.51%     to       6.85%      25.78%     to       26.72%
 2008                           1.05%     to       1.25%     13.53%     to      13.53%     (25.87)%    to      (25.77)%
T. ROWE PRICE RETIREMENT 2020
 FUND
 2011                           0.35%     to       1.25%      1.43%     to       1.59%      (2.93)%    to       (2.05)%
 2010                           0.50%     to       1.25%      1.57%     to       1.77%      12.79%     to       13.64%
 2009                           0.50%     to       1.25%      2.63%     to       5.67%      31.75%     to       32.74%
 2008                           0.50%     to       1.25%      9.48%     to      16.12%     (31.88)%    to      (31.54)%
T. ROWE PRICE RETIREMENT 2030
 FUND
 2011                           0.35%     to       1.25%      1.07%     to       1.11%      (4.41)%    to       (3.54)%
 2010                           0.50%     to       1.25%      0.89%     to       1.36%      13.99%     to       14.85%
 2009                           0.50%     to       1.25%      2.06%     to       3.67%      35.72%     to       36.74%
 2008                           0.50%     to       1.25%      6.09%     to      11.80%     (35.85)%    to      (35.53)%
T. ROWE PRICE RETIREMENT 2040
 FUND
 2011                           0.35%     to       1.25%      0.76%     to       0.90%      (5.18)%    to       (4.33)%
 2010                           0.50%     to       1.25%      0.97%     to       1.43%      14.48%     to       15.34%
 2009                           0.50%     to       1.25%      2.06%     to       2.50%      36.72%     to       37.75%
 2008                           0.50%     to       1.25%     10.67%     to      10.84%     (36.84)%    to      (36.52)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2050
 FUND
 2011                                  88,147           $9.37      to           $9.63            $833,977
 2010                                  62,177            9.87      to           10.07             618,003
 2009                                  41,182            8.63      to            8.74             356,426
 2008                                     320            6.32      to            6.35               2,022
T. ROWE PRICE RETIREMENT
 INCOME FUND
 2011                                  22,499           10.51      to           10.87             238,003
 2010                                  16,232           10.55      to           10.77             172,030
 2009                                  15,495            9.75      to            9.88             151,225
 2008                                  11,990            8.12      to            8.12              97,398
UBS GLOBAL ALLOCATION FUND
 2011                                     112            8.66      to            9.92               1,017
 2010                                      62            9.43      to           10.89                 634
 2009                                      51            8.47      to            9.85                 484
 2008                                     355            6.29      to            7.38               2,609
VANGUARD SMALL-CAP INDEX FUND
 2011                                 114,421           12.25      to           12.25           1,402,048
 2010                                  91,993           12.61      to           12.61           1,159,749
VANGUARD MID-CAP INDEX FUND
 2011                                  31,773           12.13      to           12.13             385,508
 2010                                  20,892           12.39      to           12.39             258,946
VANGUARD TOTAL BOND MARKET
 INDEX FUND
 2011                                  43,524           11.44      to           11.44             498,010
 2010                                  23,268           10.64      to           10.64             247,468
VANGUARD TOTAL STOCK MARKET
 INDEX FUND
 2011                                  22,508           11.70      to           11.70             263,403
 2010                                   6,888           11.59      to           11.59              79,845
VICTORY DIVERSIFIED STOCK
 FUND
 2011                                 102,190           11.54      to           14.46           1,143,146
 2010                                  59,438           12.51      to           15.61             697,965
 2009                                  40,899           11.23      to           13.98             459,566
 2008                                  16,936            8.98      to           11.14             154,503
 2007                                   6,902           14.36      to           17.77             100,302
VICTORY SPECIAL VALUE FUND
 2011                                 207,678           10.60      to           14.55           2,096,168
 2010                                 184,743           12.01      to           16.29           2,052,030
 2009                                 160,307           10.11      to           13.55           1,588,935
 2008                                  76,320            7.72      to            7.99             565,449
 2007                                  34,884           13.91      to           18.29             489,835
VICTORY SMALL COMPANY
 OPPORTUNITY FUND
 2011                                 138,592           11.19      to           11.72           1,584,083
 2010                                  95,025           11.21      to           11.43           1,078,614
 2009                                  42,588            9.34      to            9.45             400,441
 2008                                   1,230            7.15      to            7.15               8,794
VICTORY ESTABLISHED VALUE
 FUND
 2011                                  24,245           20.09      to           20.81             497,590
 2010                                  14,506           20.32      to           20.79             299,426
 2009                                      55           16.95      to           16.95                 933

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
T. ROWE PRICE RETIREMENT 2050
 FUND
 2011                           0.50%     to       1.25%      0.93%     to       1.10%      (5.10)%    to       (4.39)%
 2010                           0.50%     to       1.25%      0.60%     to       1.14%      14.37%     to       15.24%
 2009                           0.50%     to       1.25%      1.81%     to       3.66%      36.64%     to       37.67%
 2008                           0.50%     to       1.25%      7.82%     to      11.50%     (36.84)%    to      (36.52)%
T. ROWE PRICE RETIREMENT
 INCOME FUND
 2011                           0.35%     to       1.25%      1.76%     to       2.07%      (0.39)%    to        0.51%
 2010                           0.50%     to       1.25%      2.01%     to       2.19%       8.21%     to        9.02%
 2009                           0.50%     to       1.25%      2.64%     to       3.41%      20.08%     to       20.98%
 2008                           1.25%     to       1.25%      3.40%     to       3.40%     (18.77)%    to      (18.77)%
UBS GLOBAL ALLOCATION FUND
 2011                           0.50%     to       1.25%      4.54%     to       5.92%      (8.85)%    to       (8.16)%
 2010                           0.50%     to       1.25%      4.58%     to       5.47%      10.46%     to       11.29%
 2009                           0.50%     to       1.25%      1.12%     to      10.36%      33.61%     to       34.62%
 2008                           0.50%     to       1.25%      6.38%     to      34.57%     (36.93)%    to      (36.45)%
VANGUARD SMALL-CAP INDEX FUND
 2011                             --      to         --       1.26%     to       1.26%      (2.80)%    to       (2.80)%
 2010                             --      to         --       1.75%     to       1.75%      27.72%     to       27.72%
VANGUARD MID-CAP INDEX FUND
 2011                             --      to         --       1.32%     to       1.32%      (2.11)%    to       (2.11)%
 2010                             --      to         --       1.97%     to       1.97%      25.46%     to       25.46%
VANGUARD TOTAL BOND MARKET
 INDEX FUND
 2011                             --      to         --       3.12%     to       3.12%       7.58%     to        7.58%
 2010                             --      to         --       3.26%     to       3.26%       6.44%     to        6.44%
VANGUARD TOTAL STOCK MARKET
 INDEX FUND
 2011                             --      to         --       1.86%     to       1.86%       0.96%     to        0.96%
 2010                             --      to         --       2.10%     to       2.10%      17.09%     to       17.09%
VICTORY DIVERSIFIED STOCK
 FUND
 2011                             --      to       1.25%      0.83%     to       0.86%      (7.73)%    to       (6.57)%
 2010                             --      to       1.25%      0.35%     to       0.98%      11.35%     to       11.66%
 2009                             --      to       1.25%      0.92%     to       0.94%      25.08%     to       25.49%
 2008                             --      to       1.25%      1.01%     to       1.13%     (37.47)%    to      (37.31)%
 2007                             --      to       1.25%      1.13%     to       1.19%      (1.55)%    to        9.00%
VICTORY SPECIAL VALUE FUND
 2011                             --      to       1.25%      0.06%     to       0.06%     (11.74)%    to      (10.63)%
 2010                             --      to       1.25%      0.09%     to       0.09%      18.83%     to       20.22%
 2009                             --      to       1.25%      0.28%     to       0.28%      30.94%     to       32.20%
 2008                             --      to       1.25%      0.31%     to       4.45%     (44.50)%    to      (43.80)%
 2007                             --      to       1.25%      0.72%     to       0.89%       7.08%     to       12.34%
VICTORY SMALL COMPANY
 OPPORTUNITY FUND
 2011                             --      to       1.25%      0.21%     to       0.21%      (0.10)%    to        1.16%
 2010                           0.50%     to       1.25%      0.29%     to       0.40%      20.02%     to       20.92%
 2009                           0.50%     to       1.25%      0.06%     to       0.08%      31.22%     to       32.21%
 2008                           0.50%     to       0.50%      1.04%     to       1.04%     (28.49)%    to      (28.49)%
VICTORY ESTABLISHED VALUE
 FUND
 2011                             --      to       1.25%      0.66%     to       0.74%      (1.14)%    to        0.10%
 2010                             --      to       1.25%      0.39%     to       0.93%      19.90%     to       21.41%
 2009                           1.25%     to       1.25%      0.55%     to       0.55%      69.51%     to       69.51%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP
 GROWTH FUND
 2011                                 123,675           $9.99      to          $10.96          $1,261,904
 2010                                 107,108           10.38      to           11.49           1,151,016
 2009                                 121,166            8.32      to            9.39           1,050,699
 2008                                  26,262            7.07      to            8.08             199,431
 2007                                   5,124           11.20      to           12.74              62,937
INVESCO VAN KAMPEN COMSTOCK
 FUND
 2011                                 326,258           11.48      to           15.21           4,341,080
 2010                                 336,392           11.86      to           13.30           4,679,681
 2009                                 310,466           10.39      to           11.50           3,878,555
 2008                                 265,790            8.13      to           10.85           2,661,461
 2007                                 220,381           12.84      to           17.48           3,560,923
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND
 2011                               1,228,879           14.35      to           16.24          16,346,661
 2010                               1,217,985           14.71      to           16.44          16,739,124
 2009                               1,649,171            7.79      to           13.26          21,263,958
 2008                               1,351,399            6.45      to           10.87          13,885,550
 2007                               1,323,884            8.84      to           14.63          18,331,686
INVESCO VAN KAMPEN GROWTH AND
 INCOME FUND
 2011                                 264,776            8.73      to           10.12           2,420,082
 2010                                 262,247            8.92      to           10.47           2,444,417
 2009                                  78,802            7.81      to            9.41             694,087
 2008                                  25,862            6.32      to            7.67             193,368
 2007                                   9,960            9.37      to           11.45             112,059
INVESCO VAN KAMPEN MID CAP
 GROWTH FUND
 2011                                  64,552           10.42      to           11.90             729,663
 2010                                  53,504           11.46      to           13.25             673,723
 2009                                  28,792            8.89      to           10.54             302,118
 2008                                   8,198            5.61      to            6.70              54,835
 2007                                     624           13.14      to           13.23               8,253
INVESCO VAN KAMPEN U.S.
 MORTGAGE FUND
 2011                                      30           11.67      to           12.21                 354
 2010                                      30           11.23      to           11.51                 339
 2009                                      62           11.05      to           11.05                 686
 2008                                      58           10.44      to           10.44                 607
INVESCO VAN KAMPEN SMALL CAP
 VALUE FUND
 2011                                  34,166           20.68      to           21.42             724,490
 2010                                  20,536           22.81      to           23.33             476,998
 2009                                   1,698           17.83      to           17.90              30,376
INVESCO VAN KAMPEN AMERICAN
 VALUE FUND
 2011                                   1,201           21.75      to           21.75              26,120
 2010                                     711           21.89      to           21.89              15,564
 2009                                     106           18.19      to           18.19               1,920
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO
 2011                                   5,655           11.98      to           12.08              68,135
 2010                                   5,771           12.22      to           12.25              70,653
INVESCO VAN KAMPEN VALUE
 OPPORTUNITIES FUND+
 2011                                  67,682            9.14      to            9.20             622,634
INVESCO DIVERSIFIED DIVIDEND
 FUND+
 2011                                  35,796            9.48      to            9.53             340,556

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN SMALL CAP
 GROWTH FUND
 2011                           0.35%     to       1.25%        --      to         --       (4.58)%    to       (3.72)%
 2010                           0.35%     to       1.25%        --      to         --       22.37%     to       23.48%
 2009                             --      to       1.25%        --      to         --       16.15%     to       17.61%
 2008                             --      to       1.25%        --      to         --      (36.58)%    to      (35.78)%
 2007                           0.35%     to       1.25%        --      to         --       12.05%     to       19.68%
INVESCO VAN KAMPEN COMSTOCK
 FUND
 2011                             --      to       1.25%      1.28%     to       1.45%      (3.19)%    to       (1.97)%
 2010                             --      to       1.25%      1.43%     to       1.51%      14.17%     to       15.60%
 2009                             --      to       1.25%      0.23%     to       1.50%      27.84%     to       29.45%
 2008                             --      to       1.25%      2.19%     to       2.27%     (37.93)%    to      (36.69)%
 2007                             --      to       1.25%      1.70%     to       2.21%      (9.20)%    to       (3.11)%
INVESCO VAN KAMPEN EQUITY AND
 INCOME FUND
 2011                             --      to       1.25%      1.89%     to       1.96%      (2.46)%    to       (1.23)%
 2010                             --      to       1.25%      1.78%     to       1.92%      11.00%     to       12.39%
 2009                             --      to       1.25%      2.16%     to       2.19%      20.78%     to       21.98%
 2008                             --      to       1.25%      2.89%     to       2.95%     (27.04)%    to      (25.72)%
 2007                             --      to       1.25%      2.28%     to       2.39%      (3.07)%    to        1.98%
INVESCO VAN KAMPEN GROWTH AND
 INCOME FUND
 2011                             --      to       1.25%      1.29%     to       1.31%      (3.30)%    to       (2.09)%
 2010                             --      to       1.25%      0.55%     to       1.29%      11.25%     to       12.65%
 2009                           0.50%     to       1.25%      1.52%     to       1.53%      22.72%     to       23.64%
 2008                           0.50%     to       1.25%      2.19%     to       2.31%     (33.03)%    to      (32.53)%
 2007                           0.50%     to       1.25%      1.93%     to       2.41%      (6.33)%    to        1.28%
INVESCO VAN KAMPEN MID CAP
 GROWTH FUND
 2011                             --      to       1.25%        --      to         --      (10.23)%    to       (9.10)%
 2010                             --      to       1.25%        --      to         --       25.76%     to       27.34%
 2009                           0.50%     to       1.25%        --      to         --       57.33%     to       58.51%
 2008                           0.50%     to       1.25%        --      to         --      (49.04)%    to      (48.66)%
 2007                           0.85%     to       1.25%        --      to         --       20.85%     to       21.33%
INVESCO VAN KAMPEN U.S.
 MORTGAGE FUND
 2011                           0.85%     to       1.05%      4.31%     to       5.09%       3.97%     to        4.18%
 2010                           1.05%     to       1.25%      0.06%     to       3.23%       4.11%     to        4.32%
 2009                           1.25%     to       1.25%      2.67%     to       2.67%       5.87%     to        5.87%
 2008                           1.25%     to       1.25%      5.94%     to       5.94%      (3.17)%    to       (3.17)%
INVESCO VAN KAMPEN SMALL CAP
 VALUE FUND
 2011                             --      to       1.25%        --      to         --       (9.34)%    to       (8.20)%
 2010                             --      to       1.25%        --      to         --       27.92%     to       29.53%
 2009                           0.75%     to       1.25%      0.06%     to       0.10%      78.31%     to       79.04%
INVESCO VAN KAMPEN AMERICAN
 VALUE FUND
 2011                           1.25%     to       1.25%      0.32%     to       0.32%      (0.65)%    to       (0.65)%
 2010                           1.25%     to       1.25%      0.27%     to       0.27%      20.35%     to       20.35%
 2009                           1.25%     to       1.25%      0.78%     to       0.78%      81.90%     to       81.90%
MORGAN STANLEY INSTITUTIONAL
 OPPORTUNITY PORTFOLIO
 2011                           0.75%     to       1.25%      0.00%     to       0.00%      (1.97)%    to       (1.47)%
 2010                           0.85%     to       1.25%      0.00%     to       0.00%      19.88%     to       20.16%
INVESCO VAN KAMPEN VALUE
 OPPORTUNITIES FUND+
 2011                           0.35%     to       1.25%      0.01%     to       0.01%      (8.59)%    to       (8.00)%
INVESCO DIVERSIFIED DIVIDEND
 FUND+
 2011                           0.50%     to       1.25%      1.33%     to       1.34%      (5.22)%    to       (4.71)%

SEPARATE ACCOUNT ELEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN AMERICAN
 FRANCHISE FUND+
 2011                                   4,975           $8.84      to           $8.87             $44,007
INVESCO GLOBAL CORE EQUITY
 FUND+
 2011                                   2,553            8.44      to            8.46              21,576
VANGUARD 500 INDEX FUND
 2011                                  78,493           11.60      to           11.60             910,765
 2010                                  56,310           11.38      to           11.38             640,778
WELLS FARGO ADVANTAGE
 INTERNATIONAL EQUITY FUND
 2011                                   4,243            6.87      to            8.77              36,599
WELLS FARGO ADVANTAGE TOTAL
 RETURN BOND FUND
 2011                                  11,012           10.77      to           10.87             119,404
 2010                                   4,661           10.08      to           10.10              47,041
COLUMBIA SELIGMAN
 COMMUNICATIONS AND
 INFORMATION FUND
 2011                                  27,966           10.98      to           14.51             331,701
 2010                                  23,577           11.59      to           15.44             290,328
 2009                                   4,073           10.08      to           13.56              44,139
 2008                                   1,158            6.33      to            8.59               8,184
 2007                                     412           13.70      to           13.70               5,643
COLUMBIA SELIGMAN GLOBAL
 TECHNOLOGY FUND
 2011                                   9,848           10.71      to           11.09             105,620
 2010                                   8,209           11.66      to           11.92               95713
 2009                                   3,240           10.24      to           10.40               33268
 2008                                     279            6.32      to            6.32                1763
LEGG MASON PARTNERS
 CLEARBRIDGE SMALL CAP VALUE
 FUND
 2011                                   3,099            9.94      to           10.28            31473.02
 2010                                   3,191           10.84      to           11.04               34944
 2009                                   3,199            8.79      to            8.98               28336
 2008                                   1,493            6.70      to            6.80               10052
 2007                                      99           10.59      to           10.68                1049
BALANCED STRATEGY FUND
 2011                                   7,368           16.03      to           16.38           118216.76
 2010                                   3,021           16.69      to           16.92               50633
CONSERVATIVE STRATEGY FUND
 2011                                     497           13.96      to           13.96             6935.23
 2010                                   2,250           13.87      to           14.06               31597
GROWTH STRATEGY FUND
 2011                                   4,297           16.85      to           16.85            72429.31
 2010                                   2,563           18.03      to           18.03               46212
 2009                                      48           16.00      to           16.00                 767
MODERATE STRATEGY FUND
 2011                                   3,449           15.17      to           15.17            52327.34
 2010                                   2,913           15.37      to           15.37               44767
 2009                                     346           13.87      to           13.87                4804

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN AMERICAN
 FRANCHISE FUND+
 2011                           0.75%     to       1.25%      0.00%     to       0.00%     (11.62)%    to      (11.30)%
INVESCO GLOBAL CORE EQUITY
 FUND+
 2011                           0.85%     to       1.25%      1.01%     to       1.04%     (15.59)%    to      (15.35)%
VANGUARD 500 INDEX FUND
 2011                           0.00%     to       0.00%      2.02%     to       2.02%       1.97%     to        1.97%
 2010                           0.00%     to       0.00%      2.16%     to       2.16%      14.91%     to       14.91%
WELLS FARGO ADVANTAGE
 INTERNATIONAL EQUITY FUND
 2011                           0.50%     to       1.25%      1.99%     to       2.43%     (14.84)%    to      (14.20)%
WELLS FARGO ADVANTAGE TOTAL
 RETURN BOND FUND
 2011                           0.65%     to       1.25%      1.25%     to       2.29%       6.86%     to        7.50%
 2010                           0.75%     to       1.25%      0.13%     to       1.15%       0.90%     to        1.14%
COLUMBIA SELIGMAN
 COMMUNICATIONS AND
 INFORMATION FUND
 2011                           0.35%     to       1.25%      0.00%     to       0.00%      (6.04)%    to       (5.19)%
 2010                           0.35%     to       1.25%      0.00%     to       0.00%      13.86%     to       14.89%
 2009                           0.35%     to       1.25%      0.00%     to       0.00%      57.94%     to       59.36%
 2008                           0.35%     to       1.25%      0.00%     to       0.00%     (37.31)%    to      (36.74)%
 2007                           1.25%     to       1.25%      0.00%     to       0.00%      13.50%     to       13.50%
COLUMBIA SELIGMAN GLOBAL
 TECHNOLOGY FUND
 2011                           0.50%     to       1.25%        --      to         --       (8.20)%    to       (7.51)%
 2010                           0.65%     to       1.25%     0.0084     to      0.0091      13.94%     to       14.63%
 2009                           0.65%     to       1.25%        --      to         --       61.93%     to       62.90%
 2008                           1.25%     to       1.25%        --      to         --      (41.19)%    to      (41.19)%
LEGG MASON PARTNERS
 CLEARBRIDGE SMALL CAP VALUE
 FUND
 2011                           0.65%     to       1.25%        --      to         --       (8.28)%    to       (7.73)%
 2010                           0.85%     to       1.25%        --      to         --       23.38%     to       23.88%
 2009                           0.65%     to       1.25%        --      to         --       31.22%     to       32.01%
 2008                           0.65%     to       1.25%        --      to         --      (36.73)%    to      (36.35)%
 2007                           0.65%     to       1.25%        --      to         --       (3.76)%    to       (3.18)%
BALANCED STRATEGY FUND
 2011                           0.50%     to       1.25%      0.68%     to       3.10%      (3.95)%    to       (3.23)%
 2010                           0.50%     to       1.25%     0.0228     to       5.06%      11.98%     to       12.82%
CONSERVATIVE STRATEGY FUND
 2011                           1.25%     to       1.25%      2.86%     to       2.86%       0.66%     to        0.66%
 2010                           0.50%     to       1.25%      4.12%     to       5.94%       8.78%     to        9.59%
GROWTH STRATEGY FUND
 2011                           1.25%     to       1.25%      1.88%     to       1.88%      (6.51)%    to       (6.51)%
 2010                           1.25%     to       1.25%      4.90%     to       4.90%      12.69%     to       12.69%
 2009                           1.25%     to       1.25%      4.25%     to       4.25%      59.98%     to       59.98%
MODERATE STRATEGY FUND
 2011                           1.25%     to       1.25%      2.40%     to       2.40%      (1.28)%    to       (1.28)%
 2010                           1.25%     to       1.25%      6.47%     to       6.47%      10.84%     to       10.84%
 2009                           1.25%     to       1.25%      5.88%     to       5.88%      38.65%     to       38.65%

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

# Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

     A summary of expense charges is provided in Note 3.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 4 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2012, except for Note 21, as to which the date is April 23, 2012

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2011           2010           2009
                                                       (IN MILLIONS)
--------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,802         $3,806          $3,723
 Earned premiums                               234            260             377
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,580          2,621           2,505
  Equity securities, trading                   (14)           238             343
                                          --------       --------       ---------
 Total net investment income                 2,566          2,859           2,848
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (196)          (712)         (1,722)
  OTTI losses recognized in other
   comprehensive income                         71            376             530
                                          --------       --------       ---------
  Net OTTI losses recognized in earnings      (125)          (336)         (1,192)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                 126           (608)            316
                                          --------       --------       ---------
   Total net realized capital gains
    (losses)                                     1           (944)           (876)
                                          --------       --------       ---------
                          TOTAL REVENUES     6,603          5,981           6,072
                                          --------       --------       ---------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,107          2,948           3,716
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds and
  pension products                             (14)           238             343
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               616            215           3,716
 Insurance operating costs and other
  expenses                                   2,896          1,610           1,826
 Dividends to policyholders                     17             21              12
                                          --------       --------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     6,622          5,032           9,613
                                          --------       --------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       (19)           949          (3,541)
 Income tax expense (benefit)                 (263)           228          (1,399)
                                          --------       --------       ---------
           INCOME (LOSS) FROM CONTINUING
                  OPERATIONS, NET OF TAX       244            721          (2,142)
 Income (loss) from discontinued
  operations, net of tax                        --             31              (5)
                                          --------       --------       ---------
                       NET INCOME (LOSS)       244            752          (2,147)
   Net income attributable to the
    noncontrolling interest                     --              8              10
                                          --------       --------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $244           $744         $(2,157)
                                          --------       --------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                 2011                     2010                     2009
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)
 Net income (loss)                                 $244                     $744                  $(2,157)
                                               --------                 --------                 --------
Other comprehensive income (loss) (1)
  Change in net unrealized gain/loss on
   securities (2)                                 1,100                    1,298                    3,229
  Change in net gain/loss on cash-flow
   hedging instruments                              103                      117                     (292)
  Change in foreign currency translation
   adjustments                                       (2)                     (18)                     115
                                               --------                 --------                 --------
  Total other comprehensive income                1,201                    1,397                    3,052
                                               --------                 --------                 --------
              TOTAL COMPREHENSIVE INCOME         $1,445                   $2,141                     $895
                                               --------                 --------                 --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $713, $(699) and $(1,739) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121) and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                              AS OF DECEMBER 31,
                                             2011             2010
                                             (IN MILLIONS, EXCEPT
                                                FOR SHARE DATA)
--------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $46,236 and $45,323) (includes
  variable interest entity assets, at
  fair value, of $153 and $406)              $47,778          $44,834
 Fixed maturities, at fair value using
  the fair value option (includes
  variable interest entity assets, at
  fair value, of $338 and $323)                1,317              639
 Equity securities, trading, at fair
  value (cost of $1,860 and $2,061)            1,967            2,279
 Equity securities, available for sale,
  at fair value (cost of $443 and $320)          398              340
 Mortgage loans (net of allowances for
  loan losses of $23 and $62)                  4,182            3,244
 Policy loans, at outstanding balance          1,952            2,128
 Limited partnership and other
  alternative investments (includes
  variable interest entity assets of $7
  and $14)                                     1,376              838
 Other investments                             1,974            1,461
 Short-term investments                        3,882            3,489
                                          ----------       ----------
                       TOTAL INVESTMENTS      64,826           59,252
                                          ----------       ----------
 Cash                                          1,183              531
 Premiums receivable and agents'
  balances                                        64               67
 Reinsurance recoverables                      5,006            3,924
 Deferred policy acquisition costs and
  present value of future profits              4,598            4,949
 Deferred income taxes, net                    1,606            2,138
 Goodwill                                        470              470
 Other assets                                    925              692
 Separate account assets                     143,859          159,729
                                          ----------       ----------
                            TOTAL ASSETS    $222,537         $231,752
                                          ----------       ----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    11,831         $11, 385
 Other policyholder funds and benefits
  payable                                     45,016           43,395
 Other policyholder funds and benefits
  payable -- international unit-linked
  bonds and pension products                   1,929            2,252
 Consumer notes                                  314              382
 Other liabilities (includes variable
  interest entity liabilities of $477
  and $422)                                    9,927            6,398
 Separate account liabilities                143,859          159,729
                                          ----------       ----------
                       TOTAL LIABILITIES    $212,876         $223,541
                                          ----------       ----------
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                 6                6
 Additional paid-in capital                    8,271            8,265
 Accumulated other comprehensive income
  (loss), net of tax                             829             (372)
 Retained earnings                               555              312
                                          ----------       ----------
              TOTAL STOCKHOLDER'S EQUITY       9,661            8,211
                                          ----------       ----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $222,537         $231,752
                                          ----------       ----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                                            OTHER
                                            COMMON               ADDITIONAL             COMPREHENSIVE
                                            STOCK             PAID-IN CAPITAL           INCOME (LOSS)
                                                                    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                    $ 6                  $ 8,265                   $ (372)
Capital contributions from parent              --                        6                       --
Dividends declared                             --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,201
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2011         $6                   $8,271                     $829
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2009                    $ 6                  $ 8,457                 $ (1,941)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                      172
Capital contributions from parent              --                     (192)                      --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,397
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2010         $6                   $8,265                    $(372)
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2008                    $ 6                  $ 6,157                 $ (4,531)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                     (462)
Capital contributions from parent (1)          --                    2,300                       --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net loss                                       --                       --                       --
Total other comprehensive income               --                       --                    3,052
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2009         $6                   $8,457                  $(1,941)
                                             ----                 --------                 --------


                                             RETAINED                  NON-                   TOTAL
                                             EARNINGS              CONTROLLING            STOCKHOLDER'S
                                            (DEFICIT)                INTEREST                 EQUITY
                                                                  (IN MILLIONS)
--------------------------------------  ------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                      $ 312                   $ --                  $ 8,211
Capital contributions from parent                  --                     --                        6
Dividends declared                                 (1)                    --                       (1)
Net income                                        244                     --                      244
Total other comprehensive income                   --                     --                    1,201
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2011           $555                   $ --                   $9,661
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2009                     $ (287)                  $ 61                  $ 6,296
Cumulative effect of accounting
 changes, net of DAC and tax                     (146)                    --                       26
Capital contributions from parent                  --                     --                     (192)
Dividends declared                                  1                     --                        1
Change in noncontrolling interest
 ownership                                         --                    (69)                     (69)
Net income                                        744                      8                      752
Total other comprehensive income                   --                     --                    1,397
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2010           $312                   $ --                   $8,211
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2008                    $ 1,446                  $ 165                  $ 3,243
Cumulative effect of accounting
 changes, net of DAC and tax                      462                     --                       --
Capital contributions from parent (1)              --                     --                    2,300
Dividends declared                                (38)                    --                      (38)
Change in noncontrolling interest
 ownership                                         --                   (114)                    (114)
Net loss                                       (2,157)                    10                   (2,147)
Total other comprehensive income                   --                     --                    3,052
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2009          $(287)                   $61                   $6,296
                                             --------                 ------                 --------

(1) For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $244           $752        $(2,147)
 Adjustments to reconcile net
  income(loss) to net cash provided
  by operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 616            232          3,727
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (533)          (521)          (674)
 Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     252             13            574
 Reinsurance recoverables                  57             26             66
 Receivables and other assets               9           (112)           (20)
 Payables and accruals                  2,402            295            420
 Accrued and deferred income taxes       (115)           (90)          (797)
 Net realized capital losses                1            882            877
 Net receipts (disbursements) from
  investment contracts related to
  policyholder funds --
  international unit-linked bonds
  and pension products                   (323)          (167)           804
 Net (increase) decrease in equity
  securities, trading                     312            164           (809)
 Depreciation and amortization            194            207            173
 Other, net                              (108)           201            328
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES    $3,008         $1,882         $2,522
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available-for-sale     $19,203        $28,581        $37,224
 Fixed maturities, fair value
  option                                   37             20             --
 Equity securities,
  available-for-sale                      147            171            162
 Mortgage loans                           332          1,288            413
 Partnerships                             128            151            173
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (20,517)       (28,871)       (35,519)
 Fixed maturities, fair value
  option                                 (661)           (74)            --
 Equity securities,
  available-for-sale                     (230)          (122)           (61)
 Mortgage loans                        (1,246)          (189)          (197)
 Partnerships                            (436)          (172)          (121)
 Proceeds from business sold               --            241             --
 Derivatives payments (sales), net        938           (644)          (520)
 Change in policy loans, net              176             (8)            34
 Change in payables for collateral
  under securities lending, net            --            (46)        (1,805)
 Change in all other, net                   1           (117)            25
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES   $(2,128)          $209          $(192)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                 $12,124        $15,405        $13,398
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (22,720)       (25,030)       (23,487)
 Net transfers from (to) separate
  accounts related to investment
  and universal life-type contracts    10,439          8,211          6,805
 Net repayments at maturity or
  settlement of consumer notes            (68)          (754)           (74)
 Issuance of structured financing          --             --           (189)
 Capital contributions (1),(2)             --           (195)         1,397
 Dividends paid (1)                        --             --            (33)
                                     --------       --------       --------
        NET CASH USED FOR FINANCING
                         ACTIVITIES     $(225)       $(2,363)       $(2,183)
                                     --------       --------       --------
 Foreign exchange rate effect on
  cash                                     (3)            10            (15)
 Net increase (decrease) in cash          652           (262)           132
 Cash -- beginning of year                531            793            661
                                     --------       --------       --------
 CASH -- END OF YEAR                   $1,183           $531           $793
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes             $(105)          $354          $(282)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of the Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. See Note 19 of the Notes to Consolidated Financial Statements for information on the specific subsidiaries and related impacts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 57 non-proprietary mutual funds, as of December 31, 2011. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. The mutual funds are owned by the shareholders of those funds and not by the Company. In the fourth quarter of 2011, the Company entered into a preferred partnership agreement with Wellington Management Company, LLP ("Wellington Management") and announced that Wellington Management will serve as the sole sub-advisor for The Hartford's non-proprietary mutual funds, including equity and fixed income funds, pending a fund-by-fund review by The Hartford's mutual funds board of directors. As of December 31, 2011, Wellington Management served as the sub-advisor for 29 of The Hartford's non-proprietary mutual funds and has been the primary manager for the Company's equity funds.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued a standard clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This standard will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This standard may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption as of the beginning of a fiscal year is permitted.

The Company elected to adopt this standard retrospectively on January 1, 2012, resulting in a write down of the Company's deferred acquisition costs relating to those costs which no longer meet the revised standard as summarized above. The Company estimates the cumulative effect of the retrospective adoption of this standard, when reflected in future financial statements, will reduce stockholders' equity as of December 31, 2011 by approximately $750, after-tax and decrease 2011 net income by approximately $15. Excluding the effects of DAC Unlock and amortization related to realized gains and losses, the estimated effect would be a decrease to 2011 net income of approximately $50. Future income statement impacts will reflect higher non-deferrable expenses and lower amortization due to the lower DAC balance, before the effect of any DAC Unlock and amortization related to realized gains and losses.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       NOTE
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts, Death Benefits and Other Insurance Benefit
 Features                                                                 8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 3% and 3% of the total life insurance policies as of December 31, 2011, 2010, and 2009, respectively. Dividends to policyholders were $17, $21 and $12 for the years ended December 31, 2011, 2010, and 2009, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. SEGMENT INFORMATION

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

INDIVIDUAL ANNUITY

Individual Annuity offers variable, fixed market value adjusted ("MVA"), fixed index and single premium immediate annuities and longevity assurance to individuals.

INDIVIDUAL LIFE

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) of the Internal Revenue Service Code of 1986 as amended ("the Code") and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

RUNOFF OPERATIONS

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer.

OTHER

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                        AS OF DECEMBER 31,
                                                      2011              2010
--------------------------------------------------------------------------------
ASSETS
 Individual Annuity                                    $87,245           $99,482
 Individual Life                                        17,456            15,911
 Retirement Plans                                       35,410            34,153
 Mutual Funds                                              182               153
 Runoff Operations                                      79,658            78,905
 Other                                                   2,586             3,148
                                                   -----------       -----------
                                     TOTAL ASSETS     $222,537          $231,752
                                                   -----------       -----------

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            2011                            2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
EARNED PREMIUMS, FEES, AND OTHER CONSIDERATIONS
 INDIVIDUAL ANNUITY
  Individual variable annuity                                      $1,595                   $1,707                    $1,551
  Fixed / MVA and other annuity                                        56                       14                        (2)
                                                                 --------                 --------                 ---------
  Total Individual Annuity                                          1,651                    1,721                     1,549
 INDIVIDUAL LIFE
  Variable life                                                       396                      416                       503
  Universal life                                                      429                      367                       362
  Term life                                                            33                       36                        37
                                                                 --------                 --------                 ---------
  Total Individual Life                                               858                      819                       902
 RETIREMENT PLANS
  401(k)                                                              332                      318                       286
  Government plans                                                     48                       41                        38
                                                                 --------                 --------                 ---------
  Total Retirement Plans                                              380                      359                       324
 MUTUAL FUNDS
  Non-Proprietary                                                     511                      519                       437
  Proprietary                                                          58                       61                        --
                                                                 --------                 --------                 ---------
  Total Mutual Funds                                                  569                      580                       437
                                                                 --------                 --------                 ---------
 RUNOFF OPERATIONS                                                    221                      254                       549
                                                                 --------                 --------                 ---------
 OTHER                                                                357                      333                       339
                                                                 --------                 --------                 ---------
  Total premiums, fees, and other considerations                    4,036                    4,066                     4,100
                                                                 --------                 --------                 ---------
 Net investment income                                              2,566                    2,859                     2,848
 Net realized capital losses                                            1                     (944)                     (876)
                                                                 --------                 --------                 ---------
                                            TOTAL REVENUES         $6,603                   $5,981                    $6,072
                                                                 --------                 --------                 ---------
NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE
 COMPANY
 Individual Annuity                                                   $87                     $371                   $(1,962)
 Individual Life                                                      104                      195                         8
 Retirement Plans                                                      15                       47                      (222)
 Mutual Funds                                                          98                      129                        32
 Runoff Operations                                                    (20)                     (78)                       77
 Other                                                                (40)                      80                       (90)
                                                                 --------                 --------                 ---------
                                   TOTAL NET INCOME (LOSS)           $244                     $744                   $(2,157)
                                                                 --------                 --------                 ---------
NET INVESTMENT INCOME (LOSS)
 Individual Annuity                                                  $769                     $813                      $770
 Individual Life                                                      420                      362                       304
 Retirement Plans                                                     396                      364                       315
 Mutual Funds                                                           1                       (1)                      (16)
 Runoff Operations                                                    941                    1,221                     1,279
 Other                                                                 39                      100                       196
                                                                 --------                 --------                 ---------
                               TOTAL NET INVESTMENT INCOME         $2,566                   $2,859                    $2,848
                                                                 --------                 --------                 ---------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Individual Annuity                                                  $186                     $(39)                   $3,189
 Individual Life                                                      219                      120                       312
 Retirement Plans                                                     134                       27                        56
 Mutual Funds                                                          47                       51                        50
 Runoff Operations                                                     30                       56                       111
 Other                                                                 --                       --                        (2)
                                                                 --------                 --------                 ---------
                                 TOTAL AMORTIZATION OF DAC           $616                     $215                    $3,716
                                                                 --------                 --------                 ---------
INCOME TAX EXPENSE (BENEFIT)
 Individual Annuity                                                 $(220)                     $41                   $(1,299)
 Individual Life                                                       22                       93                       (27)
 Retirement Plans                                                     (45)                      13                      (143)
 Mutual Funds                                                          52                       51                        20
 Runoff Operations                                                    (48)                      10                        80
 Other                                                                (24)                      20                       (30)
                                                                 --------                 --------                 ---------
                        TOTAL INCOME TAX EXPENSE (BENEFIT)          $(263)                    $228                   $(1,399)
                                                                 --------                 --------                 ---------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2011
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,093                $ --                  $1,776                  $317
 CDOs                                                 1,798                  --                   1,470                   328
 CMBS                                                 4,269                  --                   3,921                   348
 Corporate                                           30,229                  --                  28,732                 1,497
 Foreign government/government agencies               1,224                  --                   1,187                    37
 States, municipalities and political
  subdivisions ("Municipal")                          1,557                  --                   1,175                   382
 RMBS                                                 3,823                  --                   2,890                   933
 U.S. Treasuries                                      2,785                 487                   2,298                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               47,778                 487                  43,449                 3,842
Fixed maturities, FVO                                 1,317                  --                     833                   484
Equity securities, trading                            1,967               1,967                      --                    --
Equity securities, AFS                                  398                 227                     115                    56
Derivative assets
 Credit derivatives                                     (27)                 --                      (6)                  (21)
 Equity derivatives                                      31                  --                      --                    31
 Foreign exchange derivatives                           505                  --                     505                    --
 Interest rate derivatives                               78                  --                      38                    40
 U.S. GMWB hedging instruments                          494                  --                      11                   483
 U.S. macro hedge program                               357                  --                      --                   357
 International program hedging instruments              533                  --                     567                   (34)
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,971                  --                   1,115                   856
Short-term investments                                3,882                 520                   3,362                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 3,073                  --                      --                 3,073
Separate account assets (2)                         139,421             101,633                  36,757                 1,031
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $199,807             104,834                  85,631                 9,342
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(5,776)               $ --                    $ --               $(5,776)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (5,785)                 --                      --                (5,785)
Derivative liabilities
 Credit derivatives                                    (493)                 --                     (25)                 (468)
 Equity derivatives                                       5                  --                      --                     5
 Foreign exchange derivatives                           140                  --                     140                    --
 Interest rate derivatives                             (315)                 --                    (184)                 (131)
 U.S. GMWB hedging instruments                          400                  --                      --                   400
 International program hedging instruments                9                  --                      10                    (1)
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (254)                 --                     (59)                 (195)
Other liabilities                                        (9)                 --                      --                    (9)
Consumer notes (4)                                       (4)                 --                      --                    (4)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(6,052)               $ --                    $(59)              $(5,993)
                                                  ---------           ---------                --------              --------

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 Municipal                                            1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           784                  --                     784                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 U.S. GMWB hedging instruments                          339                  --                    (122)                  461
 U.S. macro hedge program                               203                  --                      --                   203
 International program hedging instruments              235                   2                     228                     5
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 U.S. GMWB hedging instruments                          128                  --                     (11)                  139
 International program hedging instruments               (2)                 (2)                     --                    --
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs a ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
               - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.
               - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.
               - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
               - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.
               - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.
               - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
               - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.
               - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
               - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs and residential mortgage-backed securities ("RMBS") primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
               - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
               - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.
               - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see
Note 16 for more information on this transaction.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR TWELVE MONTHS FROM JANUARY 1, 2011 TO DECEMBER 31, 2011

                                                                FIXED MATURITIES, AFS
                                                                                                      FOREIGN
                                                                                                    GOVT./GOVT.
                               ABS         CDOS             CMBS               CORPORATE              AGENCIES
----------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                          $408       $1,869            $492                 $1,486                  $40
Total realized/unrealized
 gains (losses)
 Included in net income (2)     (26)         (30)             13                    (27)                  --
 Included in OCI (3)             18          112              41                    (14)                  --
Purchases                        35           --              18                     83                   --
Settlements                     (32)        (129)            (72)                   (92)                  (3)
Sales                            (9)         (54)           (225)                  (122)                  --
Transfers into Level 3 (4)       79           30             131                    498                   29
Transfers out of Level 3 (4)   (156)      (1,470)            (50)                  (315)                 (29)
                               ----       ------            ----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011  $317         $328            $348                 $1,497                  $37
                               ----       ------            ----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)         $(14)        $(29)            $(5)                  $(11)                $ --
                               ----       ------            ----                 ------                 ----

                                                       FIXED MATURITIES, AFS
                                                                 TOTAL FIXED              FIXED
                                                                 MATURITIES,           MATURITIES,
                                 MUNICIPAL          RMBS             AFS                   FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                               $258            $1,105          $5,658                 $511
Total realized/unrealized
 gains (losses)
 Included in net income (2)           --             (21)              (91)                  23
 Included in OCI (3)                  46              (3)              200                   --
Purchases                             87              25               248                   --
Settlements                           --            (111)             (439)                  (2)
Sales                                 --             (16)             (426)                 (43)
Transfers into Level 3 (4)            --              69               836                   --
Transfers out of Level 3 (4)          (9)           (115)           (2,144)                  (5)
                                    ----            ----            ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011       $382            $933            $3,842                 $484
                                    ----            ----            ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)              $ --            $(15)             $(74)                 $19
                                    ----            ----            ------                 ----

                                                              FREESTANDING DERIVATIVES (5)

                                  EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS           CREDIT                EQUITY                RATE
-----------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $47            $(344)                $4                   $(53)
Total realized/unrealized
 gains (losses)
 Included in net income (2)          (11)            (144)                (8)                     9
 Included in OCI (3)                  (3)              --                 --                     --
Purchases                             31               20                 40                     --
Settlements                           --              (21)                --                    (47)
Sales                                 (4)              --                 --                     --
Transfers out of Level 3 (4)          (4)              --                 --                     --
                                   -----          -------                 --                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56            $(489)                $36                  $(91)
                                   -----          -------                 --                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $(9)           $(137)                $(8)                  $10
                                   -----          -------                 --                  -----

                                                       FREESTANDING DERIVATIVES (5)
                                                        U.S.               INTL.
                                    U.S.               MACRO              PROGRAM             TOTAL FREE-
                                    GMWB               HEDGE              HEDGING              STANDING
                                  HEDGING             PROGRAM              INSTR.           DERIVATIVES (5)
-----------------------------  -----------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $600                $203                  $5                $415
Total realized/unrealized
 gains (losses)
 Included in net income (2)           279                (128)                  3                  11
 Included in OCI (3)                   --                  --                  --                  --
Purchases                              23                 347                 (43)                387
Settlements                           (19)                (65)                 --                (152)
Sales                                  --                  --                  --                  --
Transfers out of Level 3 (4)           --                  --                  --                  --
                                   ------              ------              ------              ------
FAIR VALUE AS OF DECEMBER 31,
                         2011        $883                $357                $(35)               $661
                                   ------              ------              ------              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $278               $(107)                $(4)                $32
                                   ------              ------              ------              ------

                                        REINSURANCE RECOVERABLE FOR
                                            U.S. GMWB AND JAPAN               SEPARATE
                                          GMWB, GMIB, AND GMAB (6)            ACCOUNTS
-------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                    $2,002                      $1,247
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                        504                          25
 Included in OCI (3)                                   111                          --
Purchases                                               --                         292
Settlements                                            456                          --
Sales                                                   --                        (171)
Transfers into Level 3 (4)                              --                          14
Transfers out of Level 3 (4)                            --                        (376)
                                                  --------                    --------
 FAIR VALUE AS OF DECEMBER 31, 2011                 $3,073                      $1,031
                                                  --------                    --------
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2)                                                  $504                         $(1)
                                                  --------                    --------

                                         OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                GUARANTEED                                        TOTAL OTHER
                                  LIVING                  EQUITY              POLICYHOLDER FUNDS
                               BENEFITS (7)            LINKED NOTES          AND BENEFITS PAYABLE
--------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(4,258)                   $(9)                   $(4,267)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                          (1,118)                    --                     (1,118)
 Included in OCI (3)                 (126)                    --                       (126)
Settlements                          (274)                    --                       (274)
                                  -------                  -----                    -------
  FAIR VALUE AS OF DECEMBER
                   31, 2011       $(5,776)                   $(9)                   $(5,785)
                                  -------                  -----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                         $(1,118)                  $ --                    $(1,118)
                                  -------                  -----                    -------


                                 OTHER         CONSUMER
                              LIABILITIES        NOTES
---------------------------  -----------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(37)           $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                           28              1
 Included in OCI (3)                --             --
Settlements                         --             --
                                  ----            ---
  FAIR VALUE AS OF DECEMBER
                   31, 2011        $(9)           $(4)
                                  ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                          $28             $1
                                  ----            ---

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                 FIXED MATURITIES, AFS
                                                                                                         FOREIGN
                                                                                                       GOVT./GOVT.
                                ABS         CDOS             CMBS                 CORPORATE              AGENCIES
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                           $497       $2,109             $269                  $5,239                  $80
Total realized/unrealized
 gains (losses)
 Included in net income (2)      (16)        (124)             (98)                    (10)                  --
 Included in OCI (3)              71          467              327                     193                    1
Purchases, issuances, and
 settlements                     (59)        (187)            (157)                    (66)                  (8)
Transfers into Level 3 (4)        40           42              267                     800                   --
Transfers out of Level 3 (4)    (125)        (438)            (116)                 (4,670)                 (33)
                               -----       ------            -----                 -------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010   $408       $1,869             $492                  $1,486                  $40
                               -----       ------            -----                 -------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)           $(6)       $(130)            $(58)                   $(20)                $ --
                               -----       ------            -----                 -------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                                $218              $995             $9,407             $ --
Total realized/unrealized
 gains (losses)
 Included in net income (2)             1               (38)              (285)              74
 Included in OCI (3)                   24               228              1,311               --
Purchases, issuances, and
 settlements                           19              (129)              (587)             (10)
Transfers into Level 3 (4)             --               102              1,251              447
Transfers out of Level 3 (4)           (4)              (53)            (5,439)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $258            $1,105             $5,658             $511
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $ --              $(35)             $(249)             $71
                                    -----            ------            -------            -----

                                                             FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS            CREDIT               EQUITY                RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $32            $(161)                $(2)                  $5
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (3)             104                   6                   (3)
 Included in OCI (3)                   7               --                  --                   --
Purchases, issuances, and
 settlements                          11                3                  --                  (44)
Transfers into Level 3 (4)            --             (290)                 --                   --
Transfers out of Level 3 (4)          --               --                  --                  (11)
                                    ----            -----                 ---                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $47            $(344)                 $4                 $(53)
                                    ----            -----                 ---                 ----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(3)            $103                  $6                 $(23)
                                    ----            -----                 ---                 ----

                                                            FREESTANDING DERIVATIVES (5)
                                                               U.S.                 INTL.
                                         U.S.                  MACRO               PROGRAM              TOTAL FREE-
                                         GMWB                  HEDGE               HEDGING               STANDING
                                        HEDGING               PROGRAM               INSTR.            DERIVATIVES (5)
-----------------------------  ---------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                     $236                  $278                  $12                   $368
Total realized/unrealized
 gains (losses)
 Included in net income (2)                (74)                 (312)                 (29)                  (308)
 Included in OCI (3)                        --                    --                   --                     --
Purchases, issuances, and
 settlements                               442                   237                   22                    660
Transfers into Level 3 (4)                  --                    --                   --                   (290)
Transfers out of Level 3 (4)                (4)                   --                   --                    (15)
                                         -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2010             $600                  $203                   $5                   $415
                                         -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)                    $(61)                $(292)                $(29)                 $(296)
                                         -----                 -----                 ----                  -----

                                              REINSURANCE
                                          RECOVERABLE FOR U.S.      SEPARATE
                                                GMWB (6)            ACCOUNTS
--------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2010                 $1,108                $962
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                     182                 142
 Included in OCI (3)                                260                  --
Purchases, issuances, and settlements               452                 314
Transfers into Level 3 (4)                           --                  14
Transfers out of Level 3 (4)                         --                (185)
                                                 ------              ------
      FAIR VALUE AS OF DECEMBER 31, 2010         $2,002              $1,247
                                                 ------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2010 (2)                             $182                 $20
                                                 ------              ------

                                                  OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                   EQUITY                 TOTAL OTHER
                                LIVING BENEFITS        INSTITUTIONAL           LINKED           POLICYHOLDER FUNDS AND
                                      (7)                  NOTES               NOTES               BENEFITS PAYABLE
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $(3,439)                $(2)                $(10)                   $(3,451)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                               (259)                  2                   --                       (257)
Included in OCI (3)                    (307)                 --                   --                       (307)
Purchases, issuances and
 settlements                           (253)                 --                    1                       (252)
Transfers into Level 3 (4)               --                  --                   --                         --
                                    -------                 ---                 ----                    -------
FAIR VALUE AS OF DECEMBER 31,                                 $
                         2010       $(4,258)                 --                  $(9)                   $(4,267)
                                    -------                 ---                 ----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                $(259)                 $2                 $ --                      $(257)
                                    -------                 ---                 ----                    -------


                                        OTHER                CONSUMER
                                     LIABILITIES              NOTES
-----------------------------  ------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                                    $ --                    $(5)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                                  (26)                    --
Included in OCI (3)                        --                     --
Purchases, issuances and
 settlements                               --                     --
Transfers into Level 3 (4)                (11)                    --
                                         ----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2010            $(37)                   $(5)
                                         ----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                   $ --                   $ --
                                         ----                 ------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                2011                       2010
---------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                 $ --                   $(5)
  Corporate                             10                    (7)
  CRE CDOs                             (33)                   79
  Foreign government                    45                    --
OTHER LIABILITIES
 Credit-linked notes                    28                   (26)
                                     -----                 -----
  TOTAL REALIZED CAPITAL GAINS         $50                   $41
                                     -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          AS OF DECEMBER 31,
                                2011                         2010
-----------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                    $65                   $64
  CRE CDOs                               214                   260
  Corporate                              272                   251
  Foreign government                     766                    64
                                     -------                 -----
 Total fixed maturities, FVO          $1,317                  $639
OTHER LIABILITIES
 Credit-linked notes (1)                  $9                   $37
                                     -------                 -----

(1) As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

                                         DECEMBER 31, 2011                    DECEMBER 31, 2010
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $1,952               $2,099          $2,128               $2,164
 Mortgage loans                          4,182                4,382           3,244                3,272
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $10,065              $10,959         $10,824              $11,050
 Consumer notes (2)                        310                  305             377                  392
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2011, 2010 and 2009 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2011, 2010 and 2009.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                                 2010
                           2011              (BEFORE-TAX)            2009
--------------------------------------------------------------------------------
Fixed maturities             $1,941              $1,977              $2,094
Equity securities, AFS           10                  14                  43
Mortgage loans                  206                 199                 232
Policy loans                    128                 129                 136
Limited partnerships and
 other alternative
 investments                    143                 121                (171)
Other investments               226                 253                 242
Investment expenses             (74)                (72)                (71)
                           --------            --------            --------
 TOTAL SECURITIES AFS AND
                    OTHER     2,580               2,621               2,505
Equity securities,
 trading                        (14)                238                 343
                           --------            --------            --------
     TOTAL NET INVESTMENT
            INCOME (LOSS)    $2,566              $2,859              $2,848
                           --------            --------            --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2011, 2010 and 2009, was ($111), $160 and $276, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                                 2010
                              2011           (Before-tax)            2009
--------------------------------------------------------------------------------
Gross gains on sales            $405               $486                $364
Gross losses on sales           (200)              (336)               (828)
Net OTTI losses recognized
 in earnings                    (125)              (336)             (1,192)
Valuation allowances on
 mortgage loans                   25               (108)               (292)
Japanese fixed annuity
 contract hedges, net (1)          3                 27                  47
Periodic net coupon
 settlements on credit
 derivatives/Japan                --                 (3)                (33)
Results of variable annuity
 hedge program
 U. S. GMWB derivatives, net    (397)                89               1,464
 U. S. Macro hedge program      (216)              (445)               (733)
                              ------            -------            --------
 Total U.S. program             (613)              (356)                731
International program            723                (13)               (138)
                              ------            -------            --------
Total results of variable
 annuity hedge program           110               (369)                593
GMIB/GMAB/GMWB reinsurance
 assumed                        (326)              (769)              1,106
Coinsurance and modified
 coinsurance ceded
 reinsurance contracts           373                284                (577)
Other, net (2)                  (264)               180                 (64)
                              ------            -------            --------
  NET REALIZED CAPITAL GAINS
                    (LOSSES)      $1              $(944)              $(876)
                              ------            -------            --------

(1) Relates to the Japanese fixed annuity product (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(2) Primarily consists of losses on non-qualifying derivatives and fixed maturities, FVO, Japan 3Win related foreign currency swaps and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $19,861         $27,739         $27,809
 Gross gains                            354             413             495
 Gross losses                          (205)           (299)           (830)
Equity securities, AFS
 Sale proceeds                         $147            $171            $162
 Gross gains                             50              12               2
 Gross losses                            --              (4)            (27)
                                  ---------       ---------       ---------

Sales of AFS securities in 2011 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2011 and 2010.

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Balance as of beginning of
 period                             $(1,598)        $(1,632)           $ --
Credit impairments remaining in
 retained earnings related to
 adoption of new accounting
 guidance in April 2009                  --              --            (941)
Additions for credit impairments
 recognized on (1):
 Securities not previously
  impaired                              (41)           (181)           (690)
 Securities previously impaired         (47)           (122)           (201)
Reductions for credit
 impairments previously
 recognized on:
 Securities that matured or were
  sold during the period                358             314             196
 Securities that the Company
  intends to sell or more likely
  than not will be required to
  sell before recovery                   --              --               1
 Securities due to an increase
  in expected cash flows                  9              23               3
                                  ---------       ---------       ---------
     BALANCE AS OF END OF PERIOD    $(1,319)        $(1,598)        $(1,632)
                                  ---------       ---------       ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2011
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,361                    $38                  $(306)            $2,093              $(3)
CDOs                                  2,055                     15                   (272)             1,798              (29)
CMBS                                  4,418                    169                   (318)             4,269              (19)
Corporate (2)                        28,084                  2,729                   (539)            30,229               --
Foreign govt./govt. agencies          1,121                    106                     (3)             1,224               --
Municipal                             1,504                    104                    (51)             1,557               --
RMBS                                  4,069                    170                   (416)             3,823              (97)
U.S. Treasuries                       2,624                    162                     (1)             2,785
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        46,236                  3,493                 (1,906)            47,778             (148)
Equity securities, AFS                  443                     21                    (66)               398               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $46,679                 $3,514                 $(1,972)          $48,176            $(148)
                                    -------                 ------                 ------            -------            -----

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                  $(356)            $2,068              $(1)
CDOs                                  2,278                     --                   (379)             1,899              (59)
CMBS                                  5,283                    146                   (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                   (538)            26,915                6
Foreign govt./govt. agencies            963                     48                     (9)             1,002               --
Municipal                             1,149                      7                   (124)             1,032               --
RMBS                                  4,450                     79                   (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                   (110)             2,772               --
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                 (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                    (41)               340               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)          $45,174            $(182)
                                    -------                 ------                 ------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                              DECEMBER 31, 2011
                             AMORTIZED COST                      FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                        $2,340                       $2,359
Over one year through five
 years                                  10,006                       10,378
Over five years through ten
 years                                   8,133                        8,728
Over ten years                          12,854                       14,330
                                     ---------                    ---------
 Subtotal                               33,333                       35,795
Mortgage-backed and
 asset-backed securities                12,903                       11,983
                                     ---------                    ---------
                      TOTAL            $46,236                      $47,778
                                     ---------                    ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2011 and 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets. As of December 31, 2010, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)
CDOs                                             80                58              (22)
CMBS                                            911               830              (81)
Corporate (1)                                 2,942             2,823             (119)
Foreign govt./govt. agencies                     24                23               (1)
Municipal                                       202               199               (3)
RMBS                                            355               271              (84)
U.S. Treasuries                                 185               184               (1)
                                             ------            ------            -----
                TOTAL FIXED MATURITIES        5,119             4,773             (346)
Equity securities                               115                90              (25)
                                             ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)
                                             ------            ------            -----

                                                            DECEMBER 31, 2011
                                                          12 MONTHS OR MORE
                                           AMORTIZED            FAIR           UNREALIZED
                                              COST             VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------
ABS                                          $1,002              $731              $(271)
CDOs                                          1,956             1,706               (250)
CMBS                                          1,303             1,066               (237)
Corporate (1)                                 2,353             1,889               (420)
Foreign govt./govt. agencies                     40                38                 (2)
Municipal                                       348               300                (48)
RMBS                                          1,060               728               (332)
U.S. Treasuries                                   -                 -                  -
                                             ------            ------            -------
                TOTAL FIXED MATURITIES        8,062             6,458             (1,560)
Equity securities                               104                63                (41)
                                             ------            ------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $8,166            $6,521            $(1,601)
                                             ------            ------            -------

                                                           DECEMBER 31, 2011
                                                                 TOTAL
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,422             $1,116              $(306)
CDOs                                           2,036              1,764               (272)
CMBS                                           2,214              1,896               (318)
Corporate (1)                                  5,295              4,712               (539)
Foreign govt./govt. agencies                      64                 61                 (3)
Municipal                                        550                499                (51)
RMBS                                           1,415                999               (416)
U.S. Treasuries                                  185                184                 (1)
                                             -------            -------            -------
                TOTAL FIXED MATURITIES        13,181             11,231             (1,906)
Equity securities                                219                153                (66)
                                             -------            -------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $13,400            $11,384            $(1,972)
                                             -------            -------            -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                           DECEMBER 31, 2010
                                                        LESS THAN 12 MONTHS
                                            COST OR
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $237              $226             $(11)
CDOs                                            316               288              (28)
CMBS                                            374               355              (19)
Corporate                                     3,726             3,591             (130)
Foreign govt./govt. agencies                    250               246               (4)
Municipal                                       415               399              (16)
RMBS                                          1,187             1,155              (32)
U.S. Treasuries                               1,142             1,073              (69)
                                             ------            ------            -----
           TOTAL FIXED MATURITIES, AFS        7,647             7,333             (309)
Equity securities. AFS                           18                17               (1)
                                             ------            ------            -----
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $7,665            $7,350            $(310)
                                             ------            ------            -----

                                                             DECEMBER 31, 2010
                                                          12 MONTHS OR MORE
                                             COST OR
                                            AMORTIZED            FAIR           UNREALIZED
                                              COST              VALUE             LOSSES
--------------------------------------  -----------------------------------------------------------
ABS                                           $1,226              $881              $(345)
CDOs                                           1,934             1,583               (351)
CMBS                                           2,532             2,150               (382)
Corporate                                      2,777             2,348               (408)
Foreign govt./govt. agencies                      40                35                 (5)
Municipal                                        575               467               (108)
RMBS                                           1,379             1,000               (379)
U.S. Treasuries                                  158               117                (41)
                                             -------            ------            -------
           TOTAL FIXED MATURITIES, AFS        10,621             8,581             (2,019)
Equity securities. AFS                           148               108                (40)
                                             -------            ------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $10,769            $8,689            $(2,059)
                                             -------            ------            -------

                                                           DECEMBER 31, 2010
                                                                 TOTAL
                                             COST OR
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,463             $1,107              $(356)
CDOs                                           2,250              1,871               (379)
CMBS                                           2,906              2,505               (401)
Corporate                                      6,503              5,939               (538)
Foreign govt./govt. agencies                     290                281                 (9)
Municipal                                        990                866               (124)
RMBS                                           2,566              2,155               (411)
U.S. Treasuries                                1,300              1,190               (110)
                                             -------            -------            -------
           TOTAL FIXED MATURITIES, AFS        18,268             15,914             (2,328)
Equity securities. AFS                           166                125                (41)
                                             -------            -------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $18,434            $16,039            $(2,369)
                                             -------            -------            -------

As of December 31, 2011, AFS securities in an unrealized loss position, comprised of 1,922 securities, primarily related to corporate securities primarily within the financial services sector, CMBS and RMBS which have experienced significant price deterioration. As of December 31, 2011, 73% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2011 was primarily attributable to a decline in interest rates, partially offset by credit spread widening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                   DECEMBER 31, 2011
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
----------------------------------------------------------------------------------------
Commercial                           $4,205               $(23)               $4,182
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $4,205               $(23)               $4,182
                                   --------              -----              --------

                                                   DECEMBER 31, 2010
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
-----------------------------  ---------------------------------------------------------
Commercial                           $3,306                (62)                3,244
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $3,306               $(62)               $3,244
                                   --------              -----              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2011, the carrying value of mortgage loans associated with the valuation allowance was $347. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $57 and $4, respectively, as of December 31, 2011, and $64 and $4, respectively, as of December 31, 2010. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2011, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                     FOR THE YEARS ENDED DECEMBER 31,
                                     2011              2010          2009
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (62)            $ (260)        $ (13)
Additions                               25               (108)         (292)
Deductions                              14                306            45
                                     -----            -------       -------
BALANCE AS OF DECEMBER 31             $(23)              $(62)        $(260)
                                     -----            -------       -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 66% as of December 31, 2011, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 1.99x as of December 31, 2011. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2011                                DECEMBER 31, 2010
                                      Carrying              Avg. Debt-Service          Carrying              Avg. Debt-Service
                                       Value                  Coverage Ratio            Value                  Coverage Ratio
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                          $422                     1.67x                   $961                     1.67x
65% - 80%                                1,779                     1.57x                  1,366                     2.11x
Less than 65%                            1,981                     2.45x                    917                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,182                     1.99X                 $3,244                     2.07X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $59                     1.4%                $51                     1.6%
Middle Atlantic                                      401                     9.6%                344                    10.6%
Mountain                                              61                     1.5%                 49                     1.5%
New England                                          202                     4.8%                188                     5.8%
Pacific                                            1,268                    30.3%                898                    27.7%
South Atlantic                                       810                    19.4%                679                    20.9%
West North Central                                    16                     0.4%                 19                     0.6%
West South Central                                   115                     2.7%                117                     3.6%
Other (1)                                          1,250                    29.9%                899                    27.7%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $127                     3.0%               $177                     5.5%
 Industrial                                        1,262                    30.1%                833                    25.7%
 Lodging                                              84                     2.0%                123                     3.8%
 Multifamily                                         734                    17.6%                479                    14.8%
 Office                                              836                    20.0%                796                    24.5%
 Retail                                              918                    22.0%                556                    17.1%
 Other                                               221                     5.3%                280                     8.6%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                       $491                    $474                     $25
Limited partnerships                              7                       3                       4
                                             ------                  ------                  ------
                                 TOTAL         $498                    $477                     $29
                                             ------                  ------                  ------

                                                               DECEMBER 31, 2010            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------  ----------------------------------------------------------------
CDOs (3)                                       $729                    $416                    $265
Limited partnerships                             14                       6                       8
                                             ------                  ------                  ------
                                 TOTAL         $743                    $422                    $273
                                             ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2011 and 2010.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2011 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $376, to fund limited partnership and other alternative investments as of December 31, 2011. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2011, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.7 billion and $81.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $13.8 billion and $15.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.2 billion, $927 and ($437) for the periods ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.1 billion, $9.7 billion, and ($6.9) billion for the periods ended December 31, 2011, 2010 and 2009, respectively. As of, and for the period ended, December 31, 2011, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion and $4.7 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, during third quarter of 2011 the Company entered into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S. GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

U.S. GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

U.S. GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                    NOTIONAL AMOUNT                                  FAIR VALUE
                                        DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                            2011                      2010                  2011                      2010
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                             $8,389                   $10,113                $385                      $209
Equity swaps, options, and futures            5,320                     4,943                 498                       391
Interest rate swaps and futures               2,697                     2,800                  11                      (133)
                                          ---------                 ---------              ------                    ------
                              TOTAL         $16,406                   $17,856                $894                      $467
                                          ---------                 ---------              ------                    ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations.

The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                59                        166                $ --                       $ --
Equity options                             6,760                     12,891                 357                        203
                                        --------                  ---------              ------                     ------
                           TOTAL          $6,819                    $13,057                $357                       $203
                                        --------                  ---------              ------                     ------

INTERNATIONAL PROGRAM PRODUCT DERIVATIVES

The Company formerly offered certain variable annuity products with GMWB or GMAB riders in the U.K. and Japan. The GMWB and GMAB are bifurcated embedded derivatives. The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the embedded derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS

The Company utilizes equity futures, options and swaps, and currency forwards, and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Currency forwards                          $8,622                    $4,951                $446                       $166
Currency options (1)                        7,038                     5,296                  72                         62
Equity futures                              2,691                     1,002                  --                         --
Equity options                              1,120                     1,073                  (3)                         4
Equity swaps                                  392                       369                  (8)                         1
Interest rate futures                         739                        --                  --                         --
Interest rate swaps and swaptions           8,117                        --                  35                         --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $28,719                   $12,691                $542                       $233
                                        ---------                 ---------              ------                     ------

(1) As of December 31, 2011 and 2010, notional amounts include $5.3 billion and $3.1 billion, respectively, related to long positions and $2.1 billion and $2.2 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 of the Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 of the Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                               NET DERIVATIVES
                                          NOTIONAL AMOUNT                        FAIR VALUE
                                      DEC. 31,       DEC. 31,          DEC. 31,             DEC. 31,
                                        2011           2010              2011                 2010
--------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $6,339         $7,652             $276                 $144
 Foreign currency swaps                     229            255               (5)                  --
                                      ---------      ---------          -------              -------
              TOTAL CASH FLOW HEDGES      6,568          7,907              271                  144
                                      ---------      ---------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,007          1,079              (78)                 (47)
 Foreign currency swaps                     677            677              (39)                 (12)
                                      ---------      ---------          -------              -------
             TOTAL FAIR VALUE HEDGES      1,684          1,756             (117)                 (59)
                                      ---------      ---------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              6,252          5,490             (435)                (255)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 208            196              (10)                 (14)
  Japan 3Win foreign currency swaps       2,054          2,285              184                  177
  Japanese fixed annuity hedging
   instruments                            1,945          2,119              514                  608
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,134          1,730               23                   (5)
  Credit derivatives that assume
   credit risk (1)                        2,212          2,035             (545)                (376)
  Credit derivatives in offsetting
   positions                              5,020          5,175              (43)                 (57)
 EQUITY CONTRACTS
  Equity index swaps and options          1,433            188               23                  (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)      34,569         40,255           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts         7,193          8,767              443                  280
  U.S. GMWB hedging instruments          16,406         17,856              894                  467
  U.S. macro hedge program                6,819         13,057              357                  203
  International program product
   derivatives (2)                        2,009          2,023              (30)                 (14)
  International program hedging
   instruments                           28,719         12,691              542                  233
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             21,627         21,423           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts     50,756         51,934            2,630                1,722
                                      ---------      ---------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES    188,356        187,224           (1,198)              (1,285)
                                      ---------      ---------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                     $416           $441             $(45)                $(26)
 Other investments                       51,231         51,633            1,971                1,453
 Other liabilities                       28,717         20,318             (254)                (357)
 Consumer notes                              35             39               (4)                  (5)
 Reinsurance recoverables                55,140         58,834            3,073                2,002
 Other policyholder funds and
  benefits payable                       61,069         65,622           (5,785)              (4,267)
                                      ---------      ---------          -------              -------
                   TOTAL DERIVATIVES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------

                                              ASSET DERIVATIVES                  LIABILITY DERIVATIVES
                                                  FAIR VALUE                           FAIR VALUE
                                         DEC. 31,            DEC. 31,        DEC. 31,             DEC. 31,
                                           2011                2010            2011                 2010
------------------------------------  ------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                        $276                $182             $ --                 $(38)
 Foreign currency swaps                       17                  18              (22)                 (18)
                                          ------              ------          -------              -------
              TOTAL CASH FLOW HEDGES         293                 200              (22)                 (56)
                                          ------              ------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                          --                   4              (78)                 (51)
 Foreign currency swaps                       64                  71             (103)                 (83)
                                          ------              ------          -------              -------
             TOTAL FAIR VALUE HEDGES          64                  75             (181)                (134)
                                          ------              ------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                 417                 121             (852)                (376)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                    3                  --              (13)                 (14)
  Japan 3Win foreign currency swaps          184                 177               --                   --
  Japanese fixed annuity hedging
   instruments                               540                 608              (26)                  --
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                          35                  18              (12)                 (23)
  Credit derivatives that assume
   credit risk (1)                             2                   7             (547)                (383)
  Credit derivatives in offsetting
   positions                                 101                  60             (144)                (117)
 EQUITY CONTRACTS
  Equity index swaps and options              36                   5              (13)                 (15)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)           --                  --           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts            443                 280
  U.S. GMWB hedging instruments            1,022                 647             (128)                (180)
  U.S. macro hedge program                   357                 203               --                   --
  International program product
   derivatives (2)                            --                  --              (30)                 (14)
  International program hedging
   instruments                               672                 243             (130)                 (10)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                  --                  --           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts       2,901               2,342             (271)                (620)
                                          ------              ------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES       6,713               4,711           (7,911)              (5,996)
                                          ------              ------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                      $ --                $ --             $(45)                $(26)
 Other investments                         2,745               2,021             (774)                (568)
 Other liabilities                           981                 343           (1,235)                (700)
 Consumer notes                               --                  --               (4)                  (5)
 Reinsurance recoverables                  3,344               2,622             (271)                (620)
 Other policyholder funds and
  benefits payable                            --                  --           (5,785)              (4,267)
                                          ------              ------          -------              -------
                   TOTAL DERIVATIVES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2010, was primarily due to the following:

- The decrease of $8.7 billion in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of policyholder lapses and withdrawals.

- The U.S. macro hedge program notional decreased $6.2 billion primarily due to the expiration of certain out of the money options in January of 2011.

- During 2011, the Company significantly strengthened its hedge protection of variable annuity products offered in Japan. As such, the notional amount related to the international program hedging instruments increased by $16.0 billion as the Company entered into additional foreign currency denominated interest rate swaps and swaptions, currency forwards, currency options and equity futures.

- The coinsurance and modified coinsurance reinsurance contract notional decreased $1.2 billion primarily due to policyholder lapses and withdrawals.

CHANGE IN FAIR VALUE

The improvement in the total fair value of derivative instruments since December 31, 2010, was primarily related to the following:

- The fair value related to the international program hedging instruments increased as a result of the additional notional added during the year, as well as strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The decrease in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- Under an internal reinsurance agreement with an affiliate, the decrease in fair value associated with the GMAB, GMWB, and GMIB reinsurance contracts along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting fair value of the coinsurance and modified coinsurance reinsurance contracts.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                   GAIN (LOSS) RECOGNIZED IN OCI                           RECOGNIZED IN INCOME
                                 ON DERIVATIVE (EFFECTIVE PORTION)                 ON DERIVATIVE (INEFFECTIVE PORTION)
                                  2011         2010         2009              2011                 2010                 2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                $245         $232         $(357)            $(2)                  $2                   $1
Foreign currency swaps               (5)           3          (177)             --                   (1)                  75
                                 ------       ------       -------            ----                 ----                 ----
                          TOTAL    $240         $235         $(534)           $ (2)                  $1                  $76
                                 ------       ------       -------            ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                  GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                   INTO INCOME (EFFECTIVE PORTION)
                                                                                2011                 2010             2009
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                    Net realized capital gains (losses)        $6                   $5              $ --
Interest rate swaps                           Net investment income (loss)        77                   56                28
Foreign currency swaps                 Net realized capital gains (losses)        (1)                  (7)             (115)
Foreign currency swaps                        Net investment income (loss)        --                   --                 2
                                                                                ----                 ----            ------
                                                                    TOTAL        $82                  $54              $(85)
                                                                                ----                 ----            ------

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is approximately one year.

During the year ended December 31, 2011, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2010 and 2009, the Company had less than $1 and $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                             GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011      HEDGED                           2010      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
-----------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $ --                 $ --                  $(44)                 $38
 Benefits, losses and loss adjustment
  expenses                                     (58)                  54                    (1)                   3
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1                     8                   (8)
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22                   (12)                  12
                                             -----                 ----                 -----                 ----
                                 TOTAL        $(81)                 $77                  $(49)                 $45
                                             -----                 ----                 -----                 ----

                                           GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                             2009      HEDGED
                                               DERIVATIVE               ITEM
--------------------------------------  ------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $72                  $(68)
 Benefits, losses and loss adjustment
  expenses                                          (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)                 51                   (51)
 Benefits, losses and loss adjustment
  expenses                                            2                    (2)
                                                  -----                 -----
                                 TOTAL              $88                  $(81)
                                                  -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                    DECEMBER 31,
                                          2011         2010          2009
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                  $20          $14            $32
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          1           (3)           (37)
 Japan 3Win foreign currency swaps (1)       31          215            (22)
 Japanese fixed annuity hedging
  instruments (2)                           109          385            (12)
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                          (8)         (17)          (379)
 Credit derivatives that assume credit
  risk                                     (141)         157            137
EQUITY CONTRACTS
 Equity index swaps and options             (67)           5             (3)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives             (780)         486          4,686
 U.S. GMWB reinsurance contracts            131         (102)          (988)
 U.S. GMWB hedging instruments              252         (295)        (2,234)
 U.S. macro hedge program                  (216)        (445)          (733)
 International program product
  derivative                                (12)          24             41
 International program hedging
  instruments                               735          (37)          (179)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                (326)        (769)         1,106
 Coinsurance and modified coinsurance
  reinsurance contracts                     373          284           (577)
                                         ------       ------       --------
                                  TOTAL    $102         $(98)          $838
                                         ------       ------       --------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was ($100), ($273) and $64 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was ($129), ($332) and $67 for the years ended December 31, 2011, 2010 and 2009, respectively.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 of the Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the U.S. macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

In addition, for the year ended December 31, 2009, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2011 and 2010.

                            AS OF DECEMBER 31, 2011

                                                                       WEIGHTED
                                                                        AVERAGE
                                           NOTIONAL     FAIR           YEARS TO
                                          AMOUNT (2)    VALUE          MATURITY
------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $1,067       $(18)           3 years
 Below investment grade risk exposure          125         (7)           2 years
Basket credit default swaps (4)
 Investment grade risk exposure              2,375        (71)           3 years
 Investment grade risk exposure                353        (63)           5 years
 Below investment grade risk exposure          477       (441)           3 years
Embedded credit derivatives
 Investment grade risk exposure                 25         24            3 years
 Below investment grade risk exposure          300        245            5 years
                                            ------      -----          ---------
                                 TOTAL      $4,722      $(331)
                                            ------      -----

                                               UNDERLYING REFERENCED
                                             CREDIT OBLIGATION(S) (1)

                                                                AVERAGE        OFFSETTING
                                                                 CREDIT         NOTIONAL       OFFSETTING
                                             TYPE                RATING        AMOUNT (3)    FAIR VALUE (3)
--------------------------------------  -------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.              A+              $915           $(19)
                                           Corporate
 Below investment grade risk exposure       Credit                 B+               114             (3)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                BBB+            1,128             17
 Investment grade risk exposure           CMBS Credit             BBB+              353             62
                                           Corporate
 Below investment grade risk exposure       Credit                BBB+               --             --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                BBB-               --             --
                                           Corporate
 Below investment grade risk exposure       Credit                BB+                --             --
                                        ---------------          ------          ------           ----
                                 TOTAL                                           $2,510            $57
                                                                                 ------           ----

                            AS OF DECEMBER 31, 2010

                                                                            WEIGHTED
                                                                            AVERAGE
                                            NOTIONAL      FAIR              YEARS TO
                                           AMOUNT (2)     VALUE             MATURITY
------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $1,038         $(6)              3 years
 Below investment grade risk exposure           151          (6)              3 years
Basket credit default swaps (4)
 Investment grade risk exposure               2,064          (7)              4 years
 Investment grade risk exposure                 352         (32)              6 years
 Below investment grade risk exposure           667        (334)              4 years
Embedded credit derivatives
 Investment grade risk exposure                  25          25               4 years
 Below investment grade risk exposure           325         286               6 years
                                             ------       -----            ----------
                                 TOTAL       $4,622        $(74)
                                             ------       -----

                                                UNDERLYING REFERENCED
                                               CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE          OFFSETTING
                                                                   CREDIT           NOTIONAL        OFFSETTING
                                             TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
--------------------------------------  ------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.                A+                $945            $(36)
                                           Corporate
 Below investment grade risk exposure       Credit                  BB-                 135             (11)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                  BBB+              1,155              (7)
 Investment grade risk exposure           CMBS Credit                A-                 352              32
                                           Corporate
 Below investment grade risk exposure       Credit                  BBB+                 --              --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                  BBB-                 --              --
                                           Corporate
 Below investment grade risk exposure       Credit                   BB                  --              --
                                        ---------------            ------            ------            ----
                                 TOTAL                                               $2,587            $(22)
                                                                                     ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.7 billion and $2.6 billion as of December 31, 2011 and 2010, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $478 and $467 as of December 31, 2011 and 2010, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged having a fair value of $762 and $544, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $762                      $544
SHORT-TERM INVESTMENTS                    148                        --
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $910                      $544
                                       ------                    ------

As of December 31, 2011 and 2010, the Company had accepted collateral with a fair value of $2.4 billion and $1.4 billion, respectively, of which $1.9 billion and $1.1 billion, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2011 and 2010, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2011 and 2010, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2011, 2010, and 2009, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191 , $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2011           2010           2009
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,756         $4,890
Reinsurance assumed                        13             69             70
Reinsurance ceded                        (733)          (759)          (860)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,036         $4,066         $4,100
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 of the Notes to Consolidated Financial Statements for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2011           2010           2009
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 4,949        $ 5,779        $ 9,944
Deferred costs                            533            521            674
Amortization -- DAC                      (429)          (381)          (813)
Amortization -- Unlock benefit
 (charge), pre-tax (1)                   (187)           166         (2,905)
Amortization -- DAC from
 discontinued operations                   --            (17)           (11)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)        (269)        (1,120)        (1,080)
Effect of currency translation              1            (10)            24
Cumulative effect of accounting
 change, pre-tax (3)                       --             11            (54)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,598         $4,949         $5,779
                                     --------       --------       --------

(1) The most significant contributors to the Unlock charge recorded during the year ended December 31, 2011 were assumption changes which reduced expected future gross profits including additional costs associated with implementing the U.S. variable annuity macro hedge program, as well as actual separate account returns below our aggregated estimated return.

     The most significant contributor to the Unlock benefit recorded during the twelve months ended December 31, 2010 was actual separate account returns above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were a charge of $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was a $49 charge related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

As of December 31, 2011, estimated future net amortization expense of present value of future profits for the succeeding five years is $17, $16, $16, $15 and $15 in 2012, 2013, 2014, 2015 and 2016, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company has determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011without applying information that has been learned since those periods, the Company has prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

RESULTS

The carrying amount of goodwill allocated to reporting segments is shown below.

                                                DECEMBER 31, 2011
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------------------------------------------------------------
Individual Life                      $224              $ --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

                                                DECEMBER 31, 2010
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------  ----------------------------------------------------
Individual Life                      $224                --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company on January 1,2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value.

8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (276)                --
Unlock                                               48                 62
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2011      $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2011                                             $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2011                                              $724                $22
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2010      $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2010                                             $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2010                                              $686                $30
                                               --------             ------

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:

         BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                   RETAINED
                                             ACCOUNT         NET AMOUNT           NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE            AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)        ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                     $ 20,718            5,998               $ 483                  68
 With 5% rollup (2)                              1,469              521                  37                  68
 With Earnings Protection Benefit Rider
  ("EPB") (3)
 Benefit Rider ("EPB") (3)                       5,378              940                  21                  65
 With 5% rollup & EPB                              585              169                   7                  68
                                           -----------        ---------            --------                 ---
 Total MAV                                      28,150            7,628                 548
Asset Protection Benefit (APB) (4)              22,343            3,139                 610                  66
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                     1,095              120                  37                  64
Reset (6) (5-7 years)                            3,139              307                 165                  68
Return of Premium (7) /Other                    21,512              876                 243                  65
                                           -----------        ---------            --------                 ---
                      SUBTOTAL U.S. GMDB      $ 76,239         $ 12,070             $ 1,603                  67
 Less: General Account Value with U.S.
  GMBD                                           7,251
                                           -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB        68,988
 Separate Account Liabilities without
  U.S. GMDB                                     74,871
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $143,859
                                           -----------        ---------            --------                 ---
JAPAN GMDB (10),(11)                          $ 16,983          $ 5,167                $ --                  68
JAPAN GMIB (10),(11)                           $16,262           $4,805                $ --                  67
                                           -----------        ---------            --------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2011                 2010
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds)                                        $61,472              $75,601
Cash and cash equivalents                       $7,516                8,365
                                             ---------            ---------
                                 TOTAL         $68,988              $83,966
                                             ---------            ---------

As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.

9.  SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the years ended December 31:

                                            2011         2010         2009
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF YEAR                  $ 197        $ 194        $ 533
Sales inducements deferred                      6           10           43
Amortization -- Unlock                         (4)          (9)        (286)
Amortization charged to income                (13)           2          (96)
                                           ------       ------       ------
BALANCE, END OF YEAR                         $186         $197         $194
                                           ------       ------       ------

10.  COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly the matter specifically identified below purports to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories. The alleged damages are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. The matter is in the earliest stages of litigation, with no substantive legal decisions by the court defining the scope of the claims or the potentially available damages. The Company has not yet answered the complaint or asserted its defenses, and fact discovery has not yet begun. Accordingly, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of this matter.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO") received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2011, is $403. Of this $403, the legal entities have posted collateral of $425 in the normal course of business. Based on derivative market values as of December 31, 2011, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $15 to be posted as collateral. Based on derivative market values as of December 31, 2011, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $19, $15 and $25 for the years ended December 31, 2011, 2010 and 2000, respectively. Future minimum lease commitments are as follows:

2012                                                                         $16
2013                                                                          12
2014                                                                           8
2015                                                                           6
2016                                                                           4
Thereafter                                                                     7
                                                                            ----
                                                                     TOTAL   $53
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2011, the Company has outstanding commitments totaling $852, of which $399 is largely related to commercial whole loans expected to fund in the first half of 2012. Additionally, $376 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to four years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the liability balance was $43 and $7, respectively. As of December 31, 2011 and 2010, $26 and $9, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $89 as of December 31, 2011 and $139 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

RESULTS

Income tax expense (benefit) is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                 $(176)         $49            $300
     -- International                       --            5              --
                                       -------       ------       ---------
                        TOTAL CURRENT    $(176)          54             300
                                       -------       ------       ---------
 Deferred -- U.S. Federal Excluding
  NOL Carryforward                          76          175          (2,387)
     -- Net Operating Loss
     Carryforward                         (163)          (1)            688
                                       -------       ------       ---------
                       TOTAL DEFERRED      (87)         174          (1,699)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(263)        $228         $(1,399)
                                       -------       ------       ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2011            2010
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $479            $531
Investment-related items                                 92             348
Insurance product derivatives                         2,011           1,792
NOL Carryover                                           252              83
Minimum tax credit                                      387             542
Foreign tax credit carryovers                            17              --
Depreciable & Amortizable assets                         37              48
Other                                                    23               1
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,298           3,345
 Valuation Allowance                                    (89)           (139)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,209           3,206
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                    (827)         (1,000)
Net unrealized gain on investments                     (735)             (5)
Employee benefits                                       (41)            (33)
Other                                                    --             (30)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,603)         (1,068)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)      1,606           2,138
                                                  ---------       ---------

As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $ 359 and $310, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.

Included in the Company's December 31, 2011 $1.6 billion net deferred tax asset is $1.8 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                             (7)         332         $(1,239)
Dividends received deduction              (201)        (145)           (181)
Foreign related investments                 (1)           3              28
Valuation Allowance                        (50)          58              31
Other                                       (4)         (20)            (38)
                                       -------       ------       ---------
                                TOTAL    $(263)        $228         $(1,399)
                                       -------       ------       ---------

12. DEBT

SHORT-TERM DEBT

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.48 billion in qualifying assets to secure FHLBB advances for 2012. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2011, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2011, these consumer notes have interest rates ranging from 4% to 5% for fixed notes and, for variable notes, based on December 31, 2011 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $155 in 2012, $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016 and $20 thereafter. For 2011, 2010 and 2009, interest credited to holders of consumer notes was $15, $25 and $51, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2011, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2011, 2010 and 2009 in the table below are based on actual statutory filings with the applicable regulatory authorities.

                                              FOR THE YEARS ENDED DECEMBER 31,
                                              2011          2010          2009
--------------------------------------------------------------------------------
Combined statutory net (loss) income           $(669)         $208        $1,866
                                             -------       -------       -------
Statutory capital and surplus                 $5,920        $5,832        $5,365
                                             -------       -------       -------

Statutory accounting practices do not consolidate the net (loss) income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net
(loss) income above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net (loss) income.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $399 in dividends in 2012 without prior approval from the applicable insurance commissioner. In 2011, the Company received dividends of $7 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $592 in 2012. However, because the Company's earned surplus is negative as of December 31, 2011, the Company will not be permitted to pay any dividends to its parent in 2012 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. In 2011, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension, The Hartford Retirement Plan for U.S. Employees, and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $45, $43 and $32 for the years ended December 31, 2011, 2010 and 2009, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $9, $13 and $13 for the years ended December 31, 2011, 2010 and 2009, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2011 and 2010, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2011, 2010, and 2009, the Company recorded earned premiums of $12, $18, and $285 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2011 and 2010, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2011 and 2010, $2.6 billion and $2.7 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $50 and $54 and the net amount at risk for the assumed GMDB reinsurance was $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $3.2 billion and $2.6 billion at December 31, 2011 and 2010, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $5 and $8 and the net amount at risk for the assumed GMDB reinsurance was $80 and $23 at December 31, 2011 and 2010, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $37 and $43 at December 31, 2011 and 2010, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, a subsidiary of HLIC, entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), an affiliated captive insurance company. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2011 the impact of this transaction was a decrease to earnings of $323 after-tax. Included in this amount are net realized capital gains of $503, which represents the change in valuation of the derivative associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were ($2.9) billion, $0, $2.6 billion and $(864), $78, and $1.7 billion at December 31, 2011 and December 31, 2010, respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                       2011          2010           2009
--------------------------------------------------------------------------------
Fee Income and other                     $ --          $ --             $84
Earned premiums                           (71)          (56)            (62)
Net realized gains (losses)               503           546            (629)
                                      -------       -------       ---------
                      TOTAL REVENUES      432           490            (607)
Benefits, losses and loss adjustment
 expenses                                 (51)          (40)            (51)
Amortization of deferred policy
 acquisition costs and present value
 of future profits                         --            --           1,883
Insurance operating costs and other
 expenses                                 972          (348)             (9)
                                      -------       -------       ---------
                      TOTAL EXPENSES      921          (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES        (489)          878          (2,430)
Income tax expense (benefit)             (166)          308            (851)
                                      -------       -------       ---------
                   NET INCOME (LOSS)    $(323)         $570         $(1,579)
                                      -------       -------       ---------

(1) At inception of contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premium and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year ended December 31, 2009 in connection with these restructuring activities:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
                            TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2011 and 2010.

18. SALE OF ASSETS AND JOINT VENTURE

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. ("Philadelphia Financial") whereby Philadelphia Financial will acquire certain assets that are used to administer the Company's private placement life insurance ("PPLI") businesses currently administered by Hartford Life Private Placement, LLC ("HLPP"), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company's results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Runoff reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                  2010                 2009
--------------------------------------------------------------------------------
REVENUES
Fee income and other                               $36                  $29
Net realized capital losses                         --                   (1)
                                                  ----                 ----
                             TOTAL REVENUES         36                   28
BENEFITS, LOSSES AND EXPENSES
Insurance operating and other expenses              28                   24
Amortization of deferred policy acquisition
 costs and present value of future profits          17                   11
                                                  ----                 ----
        TOTAL BENEFITS, LOSSES AND EXPENSES         45                   35
                   LOSS BEFORE INCOME TAXES         (9)                  (7)
Income tax benefit                                  (3)                  (2)
                                                  ----                 ----
       LOSS FROM OPERATIONS OF DISCONTINUED
                     OPERATIONS, NET OF TAX         (6)                  (5)
Net realized capital gain on disposal, net
 of tax                                             37                   --
                                                  ----                 ----
INCOME (LOSS) FROM DISCONTINUED OPERATIONS,
                                 NET OF TAX        $31                  $(5)
                                                  ----                 ----

20. QUARTERLY RESULTS FOR 2011 AND 2010 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2011          2010          2011          2010          2011          2010          2011          2010
------------------------------------------------------------------------------------------------------------------------------------
Total revenues              $1,181        $1,247        $1,772        $2,203        $2,537        $1,229        $1,113        $1,302
Total benefits, losses
 and expenses                  877         1,238         1,505         2,392         3,385           690           855           712
Income (loss) from
 continuing operations,
 net of tax                    239            (7)          324           (84)         (525)          379           206           433
Income (loss) from
 discontinued operations,
 net of tax                     --            (1)           --            (1)           --            (3)           --            36
Net income (loss)              239            (8)          324           (85)         (525)          376           206           469
Less: Net income (loss)
 attributable to the
 noncontrolling interest         1             2             1             3            (4)            2             2             1
Net income (loss)
 attributable to Hartford
 Life Insurance Company       $238          $(10)         $323          $(88)        $(521)         $374          $204          $468
                           -------       -------       -------       -------       -------       -------       -------       -------

21. SUBSEQUENT EVENT

On March 21, 2012, The Hartford announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, the Company will cease selling its individual annuity products in the second quarter of 2012. In addition, the Company is pursuing sales or other strategic alternatives for its Individual Life, Woodbury Financial Services and Retirement Plans businesses.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriting Agreement.(1)
              (b) Form of Sales Agreement.(1)
       (4)    Form of Group Variable Annuity Contract.(1)
       (5)    Form of the Application.(1)
       (6)    (a) Articles of Incorporation of Hartford.(1)
              (b) Bylaws of Hartford.(1)
       (7)    Not applicable.
       (8)    Fund Participation Agreements and Amendments
              (a) Fred Alger & Company, Incorporated
              (b) Alliance Fund Distributors, Inc.
              (c) American Century Investment Services, Inc.
              (d) American Funds Distributors, Inc.
              (e) Ave Maria -- distributed by Ultimus Fund Distributors, LLC
              (f) BlackRock Distributors, Inc. (Includes LifePath)
              (g) BMO -- distributed by Grand Distribution Services, LLC
              (h) Calamos Financial Services LLC
              (i) Calvert Distributors, Inc.
              (j) Columbia Funds Distributor, Inc.
              (k) Davis Distributors, LLC
              (l) Delaware Distributors, L.P.
              (m) Domini -- distributed by DSIL Investment Services LLC
              (n) Dreyfus Services Corporation
              (o) DWS -- distributed by Scudder Investments Service Company
              (p) Eaton Vance Distributors, Inc.
              (q) Federated Securities Corporation
              (r) Fidelity Distributors Corporation
              (s) Franklin/Templeton Distributors, Inc. (Mutual Series)
              (t) Franklin/Templeton Distributors, Inc. (Strategic Series)

              (u)    Franklin/Templeton Distributors, Inc. (Templeton Series)
              (v)    Frost -- distributed by SEI Investments Distribution Co.
              (w)    Goldman, Sachs & Co.
              (x)    Hartford Investment Financial Services Company (Retail
                     Funds)
              (y)    Hartford Securities Distribution Company, Inc. (Insurance
                     Funds)
              (z)    Invesco Distributors, Inc.
              (aa)   Ivy Funds Distributor, Inc.
              (bb)   Janus Distributors, Inc. (Includes Perkins)
              (cc)   JPMorgan Distribution Service, Inc.
              (dd)   Legg Mason Wood Walker, Incorporated
              (ee)   LKCM -- distributed by Quasar Distributors, LLC
              (ff) Loomis Sayles -- distributed by IXIS Asset Management Distributors, L.P.
              (gg)   Lord Abbett Distributor LLC
              (hh)   Managers Distributors, Inc.
              (ii)   MFS Fund Distributors, Inc. (Includes Massachusetts)
              (jj)   Munder -- distributed by Funds Distributor, Inc.
              (kk)   Neuberger & Berman Management Incorporated
              (ll)   Nuveen Investments, LLC
              (mm)   OppenheimerFunds Distributor, Inc.
              (nn)   PIMCO Funds Distributors LLC (Includes Allianz)
              (oo)   Pioneer Funds Distributor, Inc.
              (pp)   Prudential Investment Management Services LLC
              (qq)   Putnam Mutual Funds Corp.
              (rr)   RidgeWorth Distributors LLC
              (ss)   Royce Fund Services, Inc.
              (tt)   Russell Financial Services, Inc.
              (uu)   T. Rowe Price Investment Services, Inc.
              (vv)   Teachers Personal Investors Services, Inc.
              (ww)   Thornburg Securities Corp.
              (xx)   Timothy Partners, Ltd.
              (yy)   UBS -- distributed by Brinson Advisors, Inc.
              (zz) Victory -- distributed by BISYS Fund Services Limited Partnership
              (aaa)  Wells Fargo Funds Distributor, LLC
       (9) Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.

       (10)   Consent of Deloitte & Touche LLP.
       (11)   Not applicable.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Ricardo Anzaldua (1)                Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara (1)                 Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (2)            Vice President
David A. Bulin                      Vice President
Michelle L. Buswell (3)             Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain (3)               Vice President
Michael R. Chesman (1)              Senior Vice President
Jared A. Collins (4)                Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna (1)              Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Richard D. Fergesen (6)             Vice President
Michael Fish                        Actuary, Vice President
J. Bradford Galiney                 Vice President
John W. Gallant                     Vice President
John Glooch                         Vice President
Andrew S. Golfin (1)                Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (2)           Senior Vice President
Stephen B. Harris (1)               Vice President
Ronald P. Herrmann                  Senior Vice President
Andrew Hersey                       Vice President
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (7)                Actuary, Vice President
Jeannie M. Iannello (8)             Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Kristine J. Kelliher (1)            Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (3)              Vice President
Brian P. Laubacker (9)              Vice President/Regional Sales
Michael LeBoeuf                     Vice President
David N. Levenson                   Chief Executive Officer, President, Chairman of the Board, Director*
Christopher M. Lewis (2)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun (1)                Vice President
Patrick H. McEvoy (6)               Senior Vice President
William P. Meaney(2)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Harry S. Monti (3)                  Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland (2)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini (1)                Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Beverly L. Rohlik (8)               Assistant Vice President, Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President
Laura Santirocco (1)                Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Kenneth J. Somers                   Vice President
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten (7)              Vice President
Charles N. Vest                     Actuary, Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Scott D. Witter (3)                 Vice President
Jane Wolak (3)                      Senior Vice President
James M. Yanosy (1)                 Controller, Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 55 Farmington Avenue, Hartford, CT 06105

(3)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(4)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 7755 3rd Street North, Oakdale, MN 55128

(7)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(8)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(9)  Address: 12412 Powerscourt Drive, Saint Louis, MO 63131

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-176150, filed on April 23, 2012.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 29, 2012, there were 1,928 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended effective July 31, 2007) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Executive Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
Michelle L. Buswell (1)           Vice President
Stuart M. Carlisle                Vice President
Jared A. Collins (2)              Vice President
Christopher S. Conner (3)         AML Compliance Officer and Chief Compliance Officer
James Davey                       Director
Kathleen E. Jorens (4)            Vice President, Assistant Treasurer
Steven Kluever                    Vice President
Vernon Meyer                      Senior Vice President
Robert W. Paiano (4)              Senior Vice President, Treasurer
Sharon A. Ritchey                 President, Chief Executive Officer, Chairman of the Board and Director
Cathleen Shine                    Secretary
Martin A. Swanson                 Vice President/Marketing
Diane E. Tatelman                 Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

(1)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(2)  Address: 31 St. James Ave., Suite 600, Boston, MA 02116-4190

(3)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(4)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of April, 2012.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    David N. Levenson                    *By:   /s/ Sadie R. Gordon
       -----------------------------------         -----------------------------------
       David N. Levenson                           Sadie R. Gordon
       Chief Executive Officer,                    Attorney-In-Fact
       President and Chairman of the
       Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson
       -----------------------------------
       David N. Levenson
       Chief Executive Officer,
       President, and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David G. Bedard, Chief Financial Officer,
 Senior Vice President, Director*
Beth A. Bombara, Chief Accounting Officer*                         *By:   /s/ Sadie R. Gordon
                                                                          -----------------------------------
David N. Levenson, Chief Executive Officer,                               Sadie R. Gordon
 President, Chairman of the Board, Director*                              Attorney-in-Fact
Mark J. Niland, Senior Vice President, Director*                   Date:  April 23, 2012

333-151805

                                 EXHIBIT INDEX

  (8)  Fund Participation Agreements and Amendments
       (a) Fred Alger & Company, Incorporated
       (b) Alliance Fund Distributors, Inc.
       (c) American Century Investment Services, Inc.
       (d) American Funds Distributors, Inc.
       (e) Ave Maria -- distributed by Ultimus Fund Distributors, LLC
       (f) BlackRock Distributors, Inc. (Includes LifePath)
       (g) BMO -- distributed by Grand Distribution Services, LLC
       (h) Calamos Financial Services LLC
       (i) Calvert Distributors, Inc.
       (j) Columbia Funds Distributor, Inc.
       (k) Davis Distributors, LLC
       (l) Delaware Distributors, L.P.
       (m) Domini -- distributed by DSIL Investment Services LLC
       (n) Dreyfus Services Corporation
       (o) DWS -- distributed by Scudder Investments Service Company
       (p) Eaton Vance Distributors, Inc.
       (q) Federated Securities Corporation
       (r) Fidelity Distributors Corporation
       (s) Franklin/Templeton Distributors, Inc. (Mutual Series)
       (t) Franklin/Templeton Distributors, Inc. (Strategic Series)
       (u) Franklin/Templeton Distributors, Inc. (Templeton Series)
       (v) Frost -- distributed by SEI Investments Distribution Co.
       (w) Goldman, Sachs & Co.
       (x) Hartford Investment Financial Services Company (Retail Funds)
       (y) Hartford Securities Distribution Company, Inc. (Insurance Funds)
       (z) Invesco Distributors, Inc.
       (aa) Ivy Funds Distributor, Inc.
       (bb) Janus Distributors, Inc. (Includes Perkins)
       (cc) JPMorgan Distribution Service, Inc.
       (dd) Legg Mason Wood Walker, Incorporated
       (ee) LKCM -- distributed by Quasar Distributors, LLC
       (ff) Loomis Sayles -- distributed by IXIS Asset Management Distributors, L.P.
       (gg) Lord Abbett Distributor LLC

                     (hh) Managers Distributors, Inc.
                     (ii) MFS Fund Distributors, Inc. (Includes Massachusetts)
                     (jj) Munder -- distributed by Funds Distributor, Inc.
                     (kk) Neuberger & Berman Management Incorporated
                     (ll) Nuveen Investments, LLC
                     (mm) OppenheimerFunds Distributor, Inc.
                     (nn) PIMCO Funds Distributors LLC (Includes Allianz)
                     (oo) Pioneer Funds Distributor, Inc.
                     (pp) Prudential Investment Management Services LLC
                     (qq) Putnam Mutual Funds Corp.
                     (rr) RidgeWorth Distributors LLC
                     (ss) Royce Fund Services, Inc.
                     (tt) Russell Financial Services, Inc.
                     (uu) T. Rowe Price Investment Services, Inc.
                     (vv) Teachers Personal Investors Services, Inc.
                     (ww) Thornburg Securities Corp.
                     (xx) Timothy Partners, Ltd.
                     (yy) UBS -- distributed by Brinson Advisors, Inc.
                     (zz) Victory -- distributed by BISYS Fund Services Limited Partnership
                     (aaa) Wells Fargo Funds Distributor, LLC
                (9)  Opinion and Consent of Christopher M. Grinnell, Vice President and Assistant General Counsel.
               (10)  Consent of Deloitte & Touche LLP.
               (99)  Copy of Power of Attorney.